United States
Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

Investment Company Act file number: 811-05075

Thrivent Mutual Funds
(Exact name of registrant as specified in charter)

901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Address of principal executive offices) (Zip code)

John D. Jackson, Secretary and Chief Legal Officer
Thrivent Mutual Funds
901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (612) 844-7190
Date of fiscal year end: October 31
Date of reporting period:  October 31, 2021

Item 1. Report to Stockholders

[Insert shareholder report]

Item 2. Code of Ethics

As of the end of the period covered by this report, registrant has adopted a code of ethics (as defined in Item 2 of Form N-CSR) applicable to registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. No waivers were granted to such code of ethics during the period covered by this report.  A copy of this code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

Registrant’s Board of Trustees has determined that Robert J. Chersi, an independent trustee, is the Audit Committee Financial Expert.

Item 4. Principal Accountant Fees and Services

(a)        Audit Fees

The aggregate fees billed by registrant’s independent public accountants, PricewaterhouseCoopers LLP (“PwC”), for the fiscal year ended October 31, 2020 and the fiscal year ended October 31, 2021, for professional services rendered in connection with the audit of registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $547,906 and $522,321, respectively.

(b)

Audit-Related Fees

The aggregate fees PwC billed to registrant for the fiscal year ended October 31, 2020 and the fiscal year ended October 31, 2021, for assurance and other services that are reasonably related to the performance of registrant’s audit and are not reported under Item 4(a), were $0 for each respective period.  The aggregate fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for the fiscal year ended October 31, 2020 and the fiscal year ended October 31, 2021, for assurance and other services directly related to the operations and financial reporting of registrant, were $0 for each respective period.

(c)

Tax Fees

The aggregate tax fees PwC billed to registrant for the fiscal year ended October 31, 2020 and for the fiscal year ended October 31, 2021, for tax compliance, tax advice and tax planning services, were $121,659 and $156,538, respectively.  These fees include payments for tax return compliance services, excise distribution review services, and other tax related matters.  The aggregate tax fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for the fiscal year ended October 31, 2020 and the fiscal year ended October 31, 2021, for services directly related to the operations and financial reporting of registrant, were $0 for each respective period.

(d)

All Other Fees

The aggregate fees PwC billed to registrant for the last two fiscal years for products and services provided, other than the services reported in paragraphs (a) through (c) of this item, were $0 for each respective period. The aggregate fees PwC billed to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the registrant’s investment adviser for the fiscal year ended October 31, 2020 and the fiscal year ended October 31, 2021, for products and services provided, other than the services reported in paragraphs (a) through (c) of this item, were $3,600 and $3,600, respectively.  The 2020 and 2021 payments were for access to a PwC-sponsored online library that provides interpretive guidance regarding U.S. and foreign accounting standards.  These figures are also reported in response to Item 4(g) below.

(e)

Registrant’s audit committee charter provides that the audit committee (comprised of the independent Trustees of registrant) is responsible for pre-approval of all auditing services performed for the registrant. The audit committee also is responsible for pre-approval (subject to the de minimis exceptions for non-audit services described in Section 10A(i)(1)(B) of the Securities Exchange Act of 1934) of all non-auditing services performed for the registrant or an affiliate of registrant. In addition, registrant’s audit committee charter permits a designated member of the audit committee to pre-approve, between meetings, one or more audit or non-audit service projects, subject to an expense limit and notification to the audit committee at the next committee meeting. Registrant’s audit committee pre-approved all fees described above that PwC billed to registrant.

(f)

Less than 50% of the hours billed by PwC for auditing services to registrant for the fiscal year ended October 31, 2021 were for work performed by persons other than full-time permanent employees of PwC.

(g)

The aggregate non-audit fees billed by PwC to registrant and to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for the fiscal years ended October 31, 2020 and October 31, 2021 were $3,600 and $3,600 respectively.  These figures are also reported in response to Item 4(d) above.

(h)

Registrant’s audit committee has considered the non-audit services provided to the registrant and registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser as described above and determined that these services do not compromise PwC’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a)

Registrant’s Schedule of Investments/Summary Schedule of Investments is included in the report to shareholders filed under Item 1.

(b)

Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of trustees implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures

(a)        Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)        There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable

Item 13. Exhibits

(a)(1)
Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: See EX-99.CODE attached hereto.

(a)(2)     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3)     Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(4)     Change in the registrant’s independent public accountant: Not applicable

(b)        If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See EX-99.906CERT attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: December 29, 2021                                              Thrivent Mutual Funds

                                                                                       By:   /s/ David S. Royal
                                                                                               David S. Royal
                                                                                            President and Chief Investment Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: December 29, 2021                                              By:   /s/ David S. Royal
                                                                                               David S. Royal
                                                                                            President and Chief Investment Officer
                                                                                            (principal executive officer)

Date: December 29, 2021                                              By:   /s/ Gerard V. Vaillancourt
                                                                                               Gerard V. Vaillancourt
                                                                                            Treasurer and Principal Accounting Officer
                                                                                            (principal financial officer)
Thrivent Mutual Funds
Annual Report
Mutual Funds
October 31, 2021

Table of Contents
Letter from the President 2
Letter from the Chief Investment Officer 4
Portfolio Perspectives
Thrivent Aggressive Allocation Fund 6
Thrivent Balanced Income Plus Fund 8
Thrivent Global Stock Fund 10
Thrivent Government Bond Fund 12
Thrivent High Income Municipal Bond Fund 14
Thrivent High Yield Fund 16
Thrivent Income Fund 18
Thrivent International Allocation Fund 20
Thrivent Large Cap Growth Fund 22
Thrivent Large Cap Value Fund 24
Thrivent Limited Maturity Bond Fund 26
Thrivent Low Volatility Equity Fund 28
Thrivent Mid Cap Growth Fund 30
Thrivent Mid Cap Stock Fund 32
Thrivent Mid Cap Value Fund 34
Thrivent Moderate Allocation Fund 36
Thrivent Moderately Aggressive Allocation Fund 38
Thrivent Moderately Conservative Allocation Fund 40
Thrivent Money Market Fund 42
Thrivent Municipal Bond Fund 44
Thrivent Opportunity Income Plus Fund 46
Thrivent Small Cap Growth Fund 48
Thrivent Small Cap Stock Fund 50
Shareholder Expense Example 52
Report of Independent Registered Public Accounting
Firm 56
Schedule of Investments
Thrivent Aggressive Allocation Fund 58
Thrivent Balanced Income Plus Fund 73
Thrivent Global Stock Fund 104
Thrivent High Income Municipal Bond Fund 118
Thrivent High Yield Fund 125
Thrivent Income Fund 137
Thrivent International Allocation Fund 151
Thrivent Large Cap Growth Fund 167
Thrivent Large Cap Value Fund 170
Thrivent Limited Maturity Bond Fund 173
Thrivent Low Volatility Equity Fund 189
Thrivent Mid Cap Growth Fund 194
Thrivent Mid Cap Stock Fund 197
Thrivent Mid Cap Value Fund 200
Thrivent Moderate Allocation Fund 203
Thrivent Moderately Aggressive Allocation Fund 239
Thrivent Moderately Conservative Allocation Fund 276
Thrivent Money Market Fund 312
Thrivent Municipal Bond Fund 314
Thrivent Opportunity Income Plus Fund 330
Thrivent Small Cap Growth Fund 359
Thrivent Small Cap Stock Fund 362
Statement of Assets and Liabilities 366
Statement of Operations 372
Statement of Changes in Net Assets 378
Notes to Financial Statements 386
Financial Highlights 406
Additional Information 422
Board of Trustees and Officers 423

2
Dear Shareholder:

At Thrivent, our mission is to help people achieve the financial clarity that enables them to live lives of meaning and gratitude.
Those lives come to life in the stories and experiences we
create through our interactions with others – in our families, our communities and throughout our world. If you’ll indulge me, I’ll share a personal story that illustrates what I mean.
2021 marks the tenth anniversary of my father’s passing. He had just turned 74 and I’ve never known a man in his 70s who took better care of himself.  He went to the gym six days a week without fail, and he and I would go to the YMCA together when I visited.
You could say he was a young 74, but he unfortunately contracted a fatal infection while undergoing fairly routine medical treatment. It certainly wasn’t “fair” but now that I’m at an age when many of my friends are experiencing the passing of mothers or fathers, I often remark that there’s no good way to lose a parent.
After my dad passed away, my mom, my older brother and I met with the pastor who was going to lead the memorial service. It was nice that the pastor knew my dad not only from church but from many years of working out together at the local YMCA over the noon hour. In their younger days they had played pickup basketball together. Even though he knew my dad, Pastor Duane asked us
to tell him a bit more about him. At the end of our conversation, the pastor said, “it sounds like his greatest accomplishment was his two boys.” It would never have occurred to me to say that.
Ever since then I have been thinking: I hope that is exactly what someone says about me someday. (My lovely wife and I also have two boys.)
The greatest things any of us do are those things we do for others.
With this recent anniversary of my dad’s death, for some reason
I kept focusing on a particular memory of my father. It was a weekend day around lunchtime when I was maybe 11 or 12 years old. I was considering what I wanted to do for the rest of that winter’s day. I clearly remember thinking, what I wanted to do most was call my friend Bruce and see if he could go bowling or to a movie. But Bruce might not be available to do something. I also thought about asking my dad if we could go sledding. I knew that if I asked him, we’d go. But I also knew that it would be mean if I asked Bruce first and, if he wasn’t free, then I could ask my dad.
Should I take the sure (and certainly fun) thing that was sledding with dad or gamble on an afternoon with a friend?
Of course, when I recalled this story, I felt a little bad initially. I took my father for granted and now he’s gone. But my mood changed immediately when I realized something important: This story
wasn’t about me. This story was about my dad. As a father of two teenagers, I now understand that as much as I love spending time with them, having them make friends and do things on their own is an important part of growing up. I also appreciate now that my father had a busy job, a family, and a house to attend to. He clearly had plenty of other things to occupy his afternoon, especially if I went to a movie with a friend. But what this story was really about
– and this gives me such joy to remember about my dad – is that as a young boy if I asked my father to spend time with me, it never even occurred to me that he might say “No.”
The lesson I learned is that the really important stories are rarely about us. As I stated at the beginning of this letter, our mission at
Thrivent is to help people achieve financial clarity so that they can live lives of meaning and gratitude.  Our lives have meaning, and we express our gratitude in what we’re able to do for one another.
That meaning and gratitude can often come from helping those we don’t even know.
A cause that means a great deal to me personally is helping
students of limited financial means study the humanities. I know,
I know, STEM (Science, Technology, Engineering and Math) is
important, but I feel it’s also important that all students, regardless of their financial means, have the opportunity to study literature, foreign languages, or philosophy. (I’ll share a secret. Though I have the privilege of managing over $180 billion for Thrivent*, my undergraduate degree is actually in philosophy).
What is it that you truly value and care about, and what are the stories you would most like to create for others?
At Thrivent we have over 120 investment professionals (all of whom have degrees in something other than philosophy), who are committed to helping you achieve the financial clarity that allows you to live a life of meaning and gratitude. And to focus on those in your life and in your community on whom you can make a lasting impact.
Blessings to you, your families and your communities. As always, on behalf of the entire Thrivent team, I offer you our sincere and humble thanks for the trust you have placed in us and for the privilege of managing the assets that will help you live lives of meaning and gratitude.
David S. Royal
President and Chief Investment Officer
Thrivent Mutual Funds
*As of 9/30/2021. Includes the Thrivent General Account (which manages surplus and the assets backing our life insurance, fixed annuity and health products), variable subaccount portfolios
(primarily connected to variable annuities and variable universal life insurance), mutual funds and other assets related to our affiliates and other subsidiaries.

4
Dear Shareholder:

Despite a sharp rise in inflation, stocks have continued to set new highs in 2021. Through the first 10 months of the year, the S&P
500® Index posted a total gain (including dividends) of 24.04%.
(The S&P 500 is a market-cap-weighted index that represents the average performance of a group of 500 large capitalization stocks.)
Gross domestic product (GDP) growth was strong early in the year as businesses and the economy reopened, posting abnormally
high gains of 6.4% annualized in the first quarter and 6.7% in the second quarter. But as COVID-19 cases reemerged, GDP
growth slowed to 2.0% in the third quarter. According to the U.S.
Department of Commerce, the decline in GDP growth reflected a resurgence of COVID-19 cases that “resulted in new restrictions and delays in reopening establishments in some parts of the
country.”
The trend of rising inflation has continued, due to supply
bottlenecks and rising demand. According to the Commerce
Department, the price index for gross domestic purchases—a
key measure of inflation—was up 5.4% year-over-year in the third quarter compared with a 5.8% year-over-year increase in the
second quarter.
Federal Reserve (Fed) Chair Jerome Powell attributed rising
inflation to “dislocations caused by the pandemic, specifically the effects on supply and demand from the shutdown, the uneven
reopening, and the ongoing effects of the virus itself.”  Powell said he expects that the squeeze in supply and demand will
ultimately ease, driving the inflation rate back down toward more normal levels. However, if inflation continues to rise more than the
Fed expects, Powell vowed that the Fed “would use our tools as appropriate to get inflation under control.”
Oil prices have also surged along with the rebound in global travel and manufacturing, contributing further to the rise in inflation. The price of West Texas Intermediate, a grade of crude oil used as a benchmark in oil pricing, jumped 11.38% in October, from $75.03 per barrel at the end of September to $83.57 at the October close.
Through the first 10 months of 2021, the price of oil has soared
72.24%.
Gasoline prices at the pump have also continued to rise, with the average price per gallon moving up from $3.28 at the end of
September to $3.48 at the October close – an increase of 5.98%.
Through the first 10 months of 2021, gasoline prices have surged
50.41%.
The Nasdaq Index was up 20.25% through the first 10 months
of 2021, from 13,246.87 at the end of 2020 to 15,498.39 at the
October close. (The Nasdaq—National Association of Securities
Dealers Automated Quotations—is an electronic stock exchange with more than 3,300 company listings.)
Economic Review
The employment picture has continued to brighten. The U.S.
economy added 531,000 jobs in October, continuing to drive down the unemployment rate, according to the Department of Labor.
Unemployment has dropped from 6.7% at the end of 2020 to 4.6%
at the end of October. Most of the new jobs have been added in the leisure and hospitality sector, professional and business services, and manufacturing. Over the past 12 months, average hourly
earnings have increased by 4.9%, ending October at $30.96.
Retail sales have continued to recover, as businesses have
reopened. Retail sales were up 16.3% from a year earlier in
October, according to the Department of Commerce retail report issued November 16. Auto sales were up 11.5% from a year earlier through October, home furnishing sales were up 11.9% year-over-
year, building material sales were up 10.2%, and non-store retailers
(primarily online) were also up 10.2%. Sales at restaurants and bars have also rebounded as consumers returned, up 29.3% from a
year earlier.
Market Review
All 11 sectors of the S&P 500 were in positive territory through the first 10 months of 2021, led by Energy, up 58.07%, Financials, up 38.56%, Real Estate, up 33.77%, Communications Services,
up 25.02%, Information Technology, up 24.70%, and Consumer
Discretionary, up 22.34%.
In the international markets, the MSCI EAFE Index, which measures performance of developed-economy stocks in Europe, Asia and
Australia, was up 8.75% through the first 10 months of 2021.
The Bloomberg U.S. Aggregate Bond Index, which tracks a broad range of investment-grade bonds, was down 1.58% through the
first 10 months of 2021 and down 0.48% over the past 12 months.
The yield on 10-year U.S. Treasuries dropped from 1.74% at the end of the first quarter to 1.55% at the October close, but it is still well above its level of 0.92% at the end of 2020.
Our Outlook
Overall, the key supports to the economy and markets remain in place. However, cost pressures, monetary policy uncertainty, and fiscal policy challenges represent new, and potentially negative dynamics, for investors to consider.
With interest rates remaining stubbornly at levels that are well below reported or expected inflation, fixed-income returns will continue to be lackluster at best. But rapidly rising interest rates and bond yields do not seem imminent.
We remain moderately overweight in equities. But in such a high valuation market—with inflation signals flashing warning signs,
Fed policy potentially in transition, and growth likely peaking—we continue to believe this is not a time for aggressive positioning.
Security selection, focusing on quality, durability, and solid fundamentals regardless of sector, is important, particularly in a choppy, somewhat leaderless market environment.
Outside the U.S. equity market, the developed markets, particularly
Asia (outside of China) and Europe, appear to be in a better position than the emerging markets.

As always, we thank you for the trust you have placed in our entire team of professionals at Thrivent.
David S. Royal
President and Chief Investment Officer
Thrivent Mutual Funds

Thrivent Aggressive Allocation Fund

Quoted Fund performance is for Class A shares and does not reflect a sales charge.
The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
David S. Royal, David R. Spangler, CFA, and Stephen D. Lowe, CFA, Portfolio Co-Managers
The Fund seeks long-term capital growth.
Investment in Thrivent Aggressive Allocation Fund involves allocation, equity security, large cap, small cap, mid cap, market, other funds, growth investing, value investing, foreign securities, emerging markets, foreign currency, investment adviser, conflicts of interest, issuer, quantitative investing, derivatives, LIBOR, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Fund perform during the 12-month period ended October 31, 2021?
Thrivent Aggressive Allocation Fund earned a return of 39.05%, compared with the median return of its peer group, the Lipper Mixed-Asset
Target Allocation Aggressive Growth Funds category, of 36.81%. The Fund’s market benchmarks, the S&P 500® Index, the Bloomberg
U.S. Aggregate Bond Index, and the MSCI All Country World Index ex-USA–USD Net Returns, earned returns of 42.91%, -0.48% and
29.66%, respectively.
What factors affected the Fund’s performance?
Beginning in early November 2020, the markets performed very strongly following the announcement of vaccines and then subsequent approvals in December. The markets continued that strength through the earlier part of this year with small-cap stocks more than doubling the performance of large caps. During this period through mid-March 2021, lower-quality stocks led the market and the Fund’s performance lagged. However, after the markets stabilized and returned to higher-quality leadership, the Fund began to outperform. This outperformance accelerated by mid-year and continued through period end as the more defensive areas of the market strongly led in the second half of the year.
For the full period, the Fund’s equity performance was strong compared to the benchmark due to both allocation effect and selection effect. Within allocation effect, an overweighting to domestic equities added value. Also, within international, the Fund benefited from an underweighting in emerging markets (EM) equity, which materially underperformed. However, a modest underweighting to small-
cap stocks detracted from performance as small caps outperformed large caps. The Fund’s low-volatility strategy also underperformed the broader market. Within selection effect, the various equity managers strongly outperformed in aggregate for the period, with large-
cap managers leading overall and the large-cap value manager providing especially strong performance. Additionally, the developed international and EM managers also provided strong relative performance. Within sectors, the Fund experienced positive contributions from Financials, Materials, Information Technology, and Energy, while Health Care detracted.
As part of the management process, we employed several derivative strategies for the purpose of adjusting the Fund’s exposures to various asset classes when deemed appropriate, in addition to more efficiently managing cash inflows and outflows. Earlier in 2021, we reduced EM exposure to an underweighting in favor of developed international equity and domestic equity. As noted above, EM materially underperformed so this positioning added to the Fund’s positive relative performance. Later in the reporting period, we added back to
EM, while still remaining underweighted. In late September of this year, we increased the Fund’s exposure primarily in domestic small-
and mid-cap stocks following market weakness, bringing small-cap exposure from a modest underweighting to a neutral weighting while maintaining the Fund’s overall equity overweighting. Throughout the period, we rebalanced several times to achieve asset class targets.
Within the fixed-income market, interest rates rose and the Treasury yield curve flattened with intermediate rates rising the most based on expectations that the Federal Reserve (Fed) would begin to tighten monetary policy soon. High-quality, interest-rate sensitive fixed-income securities such as Treasuries underperformed while lower-quality segments such as high yield outperformed. The fixed-income portion of the Fund underperformed mainly because it was positioned with an overweighting to Treasuries and an underweighting in corporate bonds. The Fund maintained an overweighting to Treasuries to dampen volatility, as Treasury returns are often negatively correlated to equity returns. We used Treasury futures and options along with mortgage options to help manage the Fund’s interest-rate exposure, and credit default swap indexes to manage credit exposure.
What is your outlook?
The Fund remains modestly overweighted in equity versus fixed income by approximately 1% to 2% and consistent with the full-year period, we favor domestic over international equities. Within domestic equity, the Fund remains overweighted in large- and mid-cap stocks while neutrally weighted in small caps. Within international equity, we continue to favor developed markets over EM. The economic backdrop remains solid supporting an overweighting to risk assets. However, in aggregate, the Fund is overweighted in more defensive areas of the market including larger caps, growth, momentum, and technology. Global growth is expected to moderate into 2022.
Therefore, even if we see a near-term resurgence of more cyclical value and lower-quality areas of the market fueled by rising inflation, we expect higher-quality, domestic larger-cap stocks and developed international equity to outperform over the intermediate and longer term.
Within fixed income, we expect the Fed to start raising rates in the second half of 2022 and possibly sooner if inflation persists at high levels. Longer-term interest rates should also rise in response to economic growth and inflation. Fixed-income positioning is moderately overweighted in credit and positioned for higher interest rates.

Portfolio Composition
(% of Portfolio)
Large Cap 40.2%
International 19.0%
Small Cap 15.2%
Short-Term Investments 12.4%
Mid Cap 6.7%
Multi-Cap 3.2%
Investment Grade Debt 3.0%
High Yield 0.3%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Large Cap Growth Fund, Class S 8.9%
Thrivent International Allocation Fund, Class S 7.4%
Thrivent Mid Cap Stock Fund, Class S 5.9%
Thrivent Large Cap Value Fund, Class S 4.8%
Thrivent Core Low Volatility Equity Fund 3.6%
Thrivent Core International Equity Fund 2.9%
Thrivent Global Stock Fund, Class S 2.6%
Thrivent Small Cap Stock Fund, Class S 2.5%
Thrivent Core Emerging Markets Equity Fund 2.5%
Microsoft Corporation 0.8%
These securities represent 41.9% of the total net
assets of the Fund.
Portfolio Composition illustrates market exposure of all asset classes, including long and short derivatives. Portfolio composition does not look-through other mutual funds held to their underlying assets, but rather each fund is assigned an asset class.
The Portfolio Composition chart excludes collateral held for securities loaned.
The lists of Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Quoted Portfolio Composition and Top 10 Holdings are subject to change. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of October 31, 2021
Class A
2
1-Year 5 Years 10 Years
without sales charge 39.05% 15.23% 12.05%
with sales charge 32.76% 14.17% 11.53%
Class S 1-Year 5 Years 10 Years
Net Asset Value 39.35% 15.48% 12.40%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thriventfunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
2 Class A performance with sales charge reflects the maximum sales charge of 4.5%.
(a) Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes.
* As you compare performance, please note that the Fund’s performance reflects the maximum 4.5% sales charge, while the benchmark indices do not reflect any such charges, deductions for fees, expenses or taxes. If you were to purchase any of the above individual securities represented in those Indexes, any charges you would pay would reduce your total return as well.
** The Bloomberg U.S. Aggregate Bond Index is an index that measures the performance of U.S. investment grade bonds.
*** The MSCI All Country World Index ex-USA - USD Net Returns is an unmanaged market capitalization-weighted index that is designed to represent the performance of developed and emerging stock markets throughout the world. The performance of the Index reflects dividends reinvested after the deduction of withholding taxes.
**** The S&P 500
®
Index is an index that represents the average performance of a group of 500 widely held, publicly traded stocks. “S&P 500
®
” is a
trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by Thrivent Financial for Lutherans. The product is not sponsored, endorsed or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the product.
***** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent Balanced Income Plus Fund

Quoted Fund performance is for Class A shares and does not reflect a sales charge.
The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
Stephen D. Lowe, CFA, David R. Spangler, CFA,  and Theron G. Whitehorn, CFA, Portfolio Co-Managers
The Fund seeks long-term total return through a balance between income and the potential for long-term capital growth.
Investment in Thrivent Balanced Income Plus Fund involves risks including equity security, interest rate, credit, allocation, market, large cap, leveraged loan, LIBOR, prepayment, foreign securities, emerging markets, foreign currency, mortgage-backed and other asset-backed securities, high yield, sovereign debt, quantitative investing, investment adviser, conflicts of interest, other funds, issuer, derivatives, liquidity, portfolio turnover, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Fund perform during the 12-month period ended October 31, 2021?
Thrivent Balanced Income Plus Fund earned a return of 23.19%, compared with the median return of its peer group, the Lipper Mixed-Asset Target
Allocation Moderate Funds category, of 21.74%. The Fund’s market benchmarks, the S&P/LSTA Leveraged Loan Index, the MSCI World Index–USD
Net Returns, the Bloomberg U.S. Mortgage-Backed Securities Index, and the Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index, earned returns of 8.47%, 40.42%, -0.58% and 9.09%, respectively.
What factors affected the Fund’s performance?
As the period got underway, the global economy was rebounding from a steep, but short-lived recession caused by the COVID-19 pandemic. The recovery was fueled by massive amounts of stimulus from the Federal Reserve (Fed) and other central banks, government spending and positive vaccine news announced in November 2020, which led to economic re-openings. The Fed maintained its monthly purchases of Treasury and agency mortgage-backed securities (MBS) and its target federal funds rate at 0% to 0.25%, which kept short-term Treasury rates anchored near zero. However, the combination of record stimulus, excess demand, disrupted supply chains, a shortage of workers and higher energy prices propelled inflation significantly higher, putting upward pressure on rates across the rest of the yield curve, particularly intermediate maturities. The improving economy and vaccine announcements led risk assets like equities and high-yield bonds to perform very well. As the period ended, stronger growth and employment figures and rising inflation caused the Fed to begin tapering its monthly asset purchases while moving up its estimated timeline for rate increases to 2022.
Over the reporting period, the Fund’s equity allocation added to relative performance due to an overweighting versus the peer group. Within equity, the Fund benefited from an overweighting in domestic versus international stocks, and within international, an overweighting in developed markets versus emerging markets (EM). Additionally, stock selection in the underlying domestic equity funds was strong, especially from the large-cap value manager, along with the mid- and small-cap managers. In the international equity portfolio, stock selection drove outperformance, particularly in the Industrial, Communication Services and Consumer Staples sectors. Country, sector and industry allocations were also positive, which offset a negative overall impact from style factors. The biggest country contribution resulted from an underweighting in Hong Kong, which was pulled down by China’s troubles. In terms of sector allocations, underweighted positions in Utilities and Consumer Staples benefited results the most. Two style factors, an underweighting in value stocks and overweighting in low-volatility stocks, weighed on results. Stock selection was also weak in
Financials, Real Estate and Utilities. We continued to employ derivatives to rebalance equity exposures to the Fund’s tactical targets and to facilitate cash flows.
The fixed-income portfolio outperformed in part due to its shorter duration stance, which lessened interest rate sensitivity, and yield curve positioning during the rising rate environment. We used Treasury futures to help manage duration. The strongly performing high-yield and leveraged loan sectors also comprised most of the Fund’s corporate exposure, which included approximately 23% in leveraged loans, 14% in high-yield bonds, and 13% in investment-grade corporate bonds. Security selection was favorable in high yield but detracted in leveraged loans somewhat due to their generally higher-quality bias during the risk-on environment. Smaller allocations of 7% to convertible securities and 1%
to alternative fixed income aided results due to outsized gains in those segments. EM exposure, which was around 11% of the fixed-income portfolio, detracted. The fixed-income portfolio’s 25% exposure in weaker performing securitized sectors hurt results, particularly exposure to the underperforming agency MBS sector; however, an 8% exposure in nonagency MBS and 6% in collateralized loan obligations (CLOs) helped.
What is your outlook?
Barring an unexpected resurgence of the COVID pandemic, we expect the economic recovery to continue while moderating from the extraordinary growth over the past year. We anticipate corporate earnings growth to slow to a level more consistent with long-term averages. Economic optimism may be tempered somewhat by concern over inflation as high demand for goods and services has been met with disrupted supply chains and firms’ inability to hire enough workers to keep pace with demand. These inflationary pressures could cause interest rates to rise, which would likely be a headwind for risk assets and precipitate an increase in volatility in the coming year.
Overall, the Fund remains approximately 2% overweighted in equities versus fixed-income securities. Within the equity portfolio, we continue to favor domestic over international exposure. Within domestic exposure, the equity portfolio remains overweighted in large- and mid-cap stocks but has moved to a more neutral small-cap weighting from a prior underweighting. With economic conditions strong and Delta variant cases beginning to recede, we believe a neutral stance in small caps is more appropriate. Within international, the portfolio remains underweighted in
EM economies, which have performed poorly largely due to China. The country’s crackdown on capitalism continues unabated, which will lead to slower growth well into 2022. In terms of style factors, the equity portfolio is overweighted in more defensive areas of the market including growth, momentum and technology. In the fixed-income portfolio, we are maintaining a shorter duration and moderate overweighting in risk through corporate, convertible and alternative exposures. However, with spreads at current levels, the Fund is not getting compensated for taking a significant amount of risk in the fixed-income market.

Portfolio Composition
(% of Portfolio)
Common Stock 33.8%
Long-Term Fixed Income 28.5%
Short-Term Investments 15.8%
Registered Investment
Companies 13.4%
Bank Loans 7.6%
Preferred Stock 0.9%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Affiliated Registered
Investment Companies 13.9%
Information Technology 11.1%
Mortgage-Backed Securities 11.0%
Financials 10.9%
Consumer Discretionary 7.6%
Communications Services 6.2%
Health Care 5.0%
Industrials 4.7%
Materials 4.6%
Consumer Staples 4.3%
Top 10 Holdings
(% of Net Assets)
Thrivent Core International Equity Fund 7.9%
Thrivent Core Emerging Markets Debt
Fund 6.0%
Federal National Mortgage Association
Conventional 15-Yr. Pass Through 2.8%
Government National Mortgage
Association Conventional 30-Yr. Pass
Through 2.4%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 2.2%
Microsoft Corporation 1.9%
Apple, Inc. 1.2%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 1.0%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 1.0%
Alphabet, Inc., Class A 1.0%
These securities represent 27.4% of the total
net assets of the Fund.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of October 31, 2021
Class A
2
1-Year 5 Years 10 Years
without sales charge 23.19% 8.54% 8.25%
with sales charge 17.60% 7.54% 7.76%
Class S 1-Year 5 Years 10 Years
Net Asset Value 23.56% 8.86% 8.64%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thriventfunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
2 Class A performance with sales charge reflects the maximum sales charge of 4.5%.
(a) Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes.
* As you compare performance, please note that the Fund’s performance reflects the maximum 4.5% sales charge, while the benchmark indices do not reflect any such charges. If you were to purchase any of the above individual securities represented in those Indexes, any charges you would pay would reduce your total return as well.
** The Bloomberg U.S. Mortgage-Backed Securities Index (MBS) is formed by grouping the universe of over 600,000 individual fixed-rate U.S. government agency MBS pools into approximately 3,500 generic types of securities.
*** The MSCI World Index – USD Net Returns is an unmanaged market-capitalization-weighted index that represents the performance of large and mid-cap stock across 23 developed market countries. The performance of the Index reflects dividends reinvested after the deduction of withholding taxes.
**** The Bloomberg U.S. High-Yield Ba/B 2% Issuer Capped Index covers the USD denominated, non-investment grade, Ba or B rated, fixed-rate, taxable corporate bond market. The index limits issuer exposures to a maximum 2%, redistributing excess market value index-wide on a pro-rata basis.
***** The S&P/LSTA Leveraged Loan Index is a market-value weighted index representing the performance of the universe of U.S. dollar-denominated, senior secured, syndicated term loans.
****** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Global Stock Fund

Quoted Fund performance is for Class A shares and does not reflect a sales charge.
The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
Kurt J. Lauber, CFA, Lauri Brunner, David R. Spangler, CFA, and Noah J. Monsen, CFA, Portfolio Co-Managers
The Fund seeks long-term capital growth.
Investment in Thrivent Global Stock Fund involves risks including equity security, allocation, large cap, foreign securities, foreign currency, market, quantitative investing, mid cap, small cap, emerging markets, futures contract, issuer, investment adviser, derivatives, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Fund perform during the 12-month period ended October 31, 2021?
Thrivent Global Stock Fund earned a return of 41.28%, compared with the median return of its peer group, the Lipper Global Multi Cap
Core Funds category, of 36.78%. The Fund’s market benchmark, the MSCI All Country World Index-USD Net Returns, earned a return of
37.28%.
What factors affected the Fund’s performance?
Overall Fund performance was strong relative to the benchmark and Lipper peer group. Beginning in early November 2020, the markets performed very strongly following the announcement of vaccines and then subsequent approvals in December. The markets continued
that strength through the earlier part of this year with small-cap stocks more than doubling the performance of large caps. During this remarkable surge in risk assets through mid-March 2021, led by very low-quality and highly speculative securities, the Fund’s performance lagged. However, as domestic and international markets stabilized and returned to higher-quality leadership, the Fund began to outperform. This outperformance accelerated by mid-year and continued through period end as the second half of the year saw strong leadership from the more defensive areas of the market, including large caps, technology, and growth, which benefited the Fund.
Both allocation effect and selection effect provided outperformance. Within allocation effect, an overweighting to equity benefited performance, however, an overweighting to international detracted. Within international, an underweighting to emerging markets (EM)
provided strong outperformance but within domestic, a modest underweighting to small-cap stocks detracted. Regarding selection effect, the various managers strongly outperformed in aggregate for the period, with large-cap managers leading overall and the large-
cap value manager providing especially strong performance. Additionally, the developed international and EM managers provided strong contributions to performance. Within sectors, the Fund experienced positive contributions from Financials, Materials, Information
Technology, and Energy, while Health Care detracted.
As part of the management process, we employed several derivative strategies for the purpose of adjusting the Fund’s exposures to various asset classes when deemed appropriate, in addition to more efficiently managing cash inflows and outflows. Tactically, earlier in 2021, we reduced EM exposure to an underweighting in favor of developed international and domestic equity. EM materially underperformed so this positioning added to the Fund’s positive relative performance. Later in the reporting period, we added back to
EM, while still remaining underweighted. In late September of this year, we increased the Fund’s exposure primarily in domestic small-
and mid-cap stocks following market weakness, bringing small-cap exposure from a modest underweighting to a neutral weighting while maintaining the Fund’s overall equity overweighting. Throughout the period, we rebalanced several times to achieve asset class targets.
Especially during volatile markets, a rigorous process of rebalancing can add value as asset classes are pared back after reaching overbought levels and increased when they hit oversold levels.
What is your outlook?
The Fund remains modestly overweighted in equity versus its peer group by approximately 1% and we continue to favor domestic over international. Within domestic equity, the Fund remains overweighted in large-cap stocks while approximately neutrally weighted in small caps. Within international, we continue to favor developed markets over EM. The economic backdrop remains solid supporting a modest overweighting to risk assets. However, in aggregate, the Fund is overweighted in more defensive areas of the market including larger caps, growth, momentum, and technology. Global growth is expected to moderate into 2022. Therefore, even if we see a near-term resurgence of more cyclical value and lower-quality areas of the market fueled by rising inflation, we expect higher-quality, domestic larger-cap stocks and developed international equity to outperform over the intermediate and longer term.

Portfolio Composition
(% of Portfolio)
Common Stock 84.1%
Short-Term Investments 11.7%
Registered Investments
Companies 4.1%
Preferred Stock 0.1%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Information Technology 16.7%
Financials 13.5%
Industrials 11.9%
Health Care 11.5%
Consumer Discretionary 9.5%
Communications Services 6.4%
Materials 3.9%
Consumer Staples 3.8%
Energy 3.6%
Affiliated Registered
Investment Companies 3.1%
Top 10 Holdings
(% of Net Assets)
Thrivent Core Emerging Markets Equity
Fund 3.1%
Microsoft Corporation 2.5%
Alphabet, Inc., Class A 1.8%
Amazon.com, Inc. 1.5%
Apple, Inc. 1.5%
Facebook, Inc. 0.9%
NVIDIA Corporation 0.9%
Tesla, Inc. 0.8%
SPDR S&P 500 ETF Trust 0.7%
Adobe, Inc. 0.7%
These securities represent 14.4% of the total
net assets of the Fund.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of October 31, 2021
Class A
2
1-Year 5 Years 10 Years
without sales charge 41.28% 13.95% 11.83%
with sales charge 34.88% 12.91% 11.32%
Class S 1-Year 5 Years 10 Years
Net Asset Value 41.67% 14.35% 12.26%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thriventfunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
2 Class A performance with sales charge reflects the maximum sales charge of 4.5%.
(a) Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes.
* As you compare performance, please note that the Fund’s performance reflects the maximum 4.5% sales charge, while the benchmark indices do not reflect any such charges, deductions for fees, expenses or taxes. If you were to purchase any of the above individual securities represented in the
Index, any charges you would pay would reduce your total return as well.
** The MSCI All Country World Index – USD Net Returns is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.
*** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Government Bond Fund

Quoted Fund performance is for Class A shares and does not reflect a sales charge.
The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
Michael G. Landreville, CFA and CPA (inactive), and Gregory R. Anderson, CFA, Portfolio Co-Managers
The Fund seeks total return, consistent with preservation of capital. The Fund’s investment objective may be changed without shareholder approval.
Investment in Thrivent Government Bond Fund involves risks including government securities, mortgage-backed and other asset-backed securities, inflation-linked security, interest rate, redemption, market, LIBOR, sovereign debt, investment adviser, derivatives, liquidity, portfolio turnover rate, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Fund perform during the 12-month period ended October 31, 2021?
Thrivent Government Bond Fund earned a return of -1.50%, compared with the median return of its peer group, the Lipper General U.S.
Government Funds category, of -1.55%. The Fund’s market benchmarks, the Bloomberg U.S. Agency Index and the Bloomberg U.S.
Treasury Index, earned returns of -0.81% and -2.45%, respectively.
What factors affected the Fund’s performance?
As the period got underway, the U.S. economy was rebounding from a steep, but short-lived recession caused by the pandemic. The recovery was fueled by massive amounts of Federal Reserve (Fed) stimulus and government spending, as well as positive vaccine news announced in November 2020, which led to economic re-openings. Throughout the period, the Fed maintained both its monthly purchases of Treasury and agency mortgage-backed securities (MBS) and its target federal funds rate at 0% to 0.25%, which kept short-term
Treasury rates anchored near zero. However, the combination of record stimulus, excess demand, disrupted supply chains, a shortage of workers and higher energy prices propelled inflation significantly higher, putting upward pressure on rates across the rest of the yield curve, particularly in the intermediate maturity range. Five-year Treasury yields jumped 80 basis points to end at 1.18%, while 30-year
Treasuries rose only 28 basis points to end the period at 1.93%. In October, the Fed hinted that it would begin tapering its monthly asset purchases before year end, which policymakers officially announced on November 3, shortly after the period ended.
The combination of the strengthening economy, highly accommodative monetary policy and massive fiscal stimulus caused risk assets to perform very well throughout the period, while rising rates led Treasuries and agencies to underperform. Long-duration Treasuries were the biggest laggards, recording a -5.40% return for the year (Bloomberg 20+ Year Index). Conversely, the Treasury Inflation Protected
Securities (TIPS) segment continued to experience inflows and the Bloomberg TIPS Index returned 7.07% as inflation proved to be less transitory than the Fed had predicted. The MBS sector performed better in the first half of the year but lagged in the second half after rates rose, which caused fewer homeowners to refinance and the durations of these securities to extend.
The Fund’s performance versus its peers was helped by defensive interest rate positioning, which we implemented in anticipation of rates trending higher. This included both a shorter duration, which lessened the negative impact from rising yields, and a bias toward a flatter yield curve, which included an underweighting to the short and intermediate portion of the curve. We continued to use Treasury futures to help us manage the Fund’s duration and yield curve exposure. The Fund’s exposure to TIPS, which reached as high as 5%, also contributed favorably to performance. Overweighted exposure in the Fed-supported mortgage pass-through sector helped performance mainly in the first half of the year before rising interest rates took their toll; however, collateralized mortgage obligations (CMOs) detracted from performance due to their longer durations. Versus the two Bloomberg benchmarks, the Fund’s duration was longer than the U.S.
Agency Index, causing the Fund to underperform, but was shorter than the U.S. Treasury Index, leading it to outperform.
What is your outlook?
Our outlook remains constructive since the economy is doing well and monetary and fiscal stimulus continues to work its way through the system, supported by people re-entering the workforce and pent-up savings and demand. We expect to see continued upward pressure on inflation, and gross domestic product (GDP) growth to end up stronger than last year’s reading in the 3.5% to 4.5% range. The Fed will likely end its monthly asset purchases by mid-2022 and modestly increase rates twice in the second half of the year, with three to four more additional rate hikes likely to follow in 2023. After a period of strong outperformance for equities and other risk assets, we believe much of the positive outlook is already priced into these assets, which may be more vulnerable to a sell off.
The Fund ended the period basically unchanged in terms of overall Treasury exposure with nominal Treasuries at 41% and TIPS at around
3%. Our outlook for the TIPS segment remains neutral to positive due to higher, but likely moderating, inflation. We increased asset-backed securities (ABS) exposure to around 7% because we believe the asset class will provide favorable short-term, duration-adjusted returns.
The Fund’s combined agency and nonagency CMO exposure remained around 8%. We maintained approximately 32% exposure to mortgage pass-throughs and 3% in commercial mortgage-backed securities (CMBS), which should continue to benefit from higher real estate prices. We slightly lowered other government-related debt ending with around 2% in sovereign debt and 4% in U.S. agencies.
Within sovereign exposure, we are emphasizing European, Asian and Canadian provincial debt. We maintained the Fund’s 1% exposure to
AAA-rated covered bonds as a high-quality source of yield. With the Fed shifting to tapering and tightening, we expect the yield curve to flatten further as rates in the intermediate portion of the curve rise more while longer-term rates move only modestly higher. Therefore, we will maintain the Fund’s shorter duration stance and flatter yield curve positioning. We continue to position the Fund as a conservative and defensive investment vehicle in the event of another sell off among risk assets.

Major Market Sectors
(% of Net Assets)
U.S. Government & Agencies 43.1%
Mortgage-Backed Securities 32.3%
Collateralized Mortgage
Obligations 9.4%
Asset-Backed Securities 8.6%
Financials 2.4%
Foreign Government 1.9%
Commercial Mortgage-
Backed Securities 1.2%
Energy 0.2%
Top 10 Holdings
(% of Net Assets)
Federal National Mortgage Association
Conventional 30-Yr. Pass Through
6.4%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through
6.3%
U.S. Treasury Notes
6.1%
Federal National Mortgage Association
Conventional 15-Yr. Pass Through
4.9%
U.S. Treasury Bonds
4.3%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through
3.9%
U.S. Treasury Notes
3.9%
U.S. Treasury Notes
3.5%
U.S. Treasury Bonds
3.2%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through
3.1%
These securities represent 45.6% of the total
net assets of the Fund.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). If Moody’s and S&P
have assigned different ratings to a security, the lowest rating for the security is used. Ratings from S&P, when used, are converted into their equivalent
Moody’s ratings. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Bond Quality Ratings Distributions exclude collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of October 31, 2021
Class A
2
1-Year 5 Years 10 Years
without sales charge -1.50% 2.02% 1.93%
with sales charge -3.42% 1.60% 1.72%
Class S 1-Year 5 Years 10 Years
Net Asset Value -1.21% 2.16% 2.14%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thriventfunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
2 Class A performance with sales charge reflects the maximum sales charge of 2.0%.
(a) Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes.
* As you compare performance, please note that the Fund’s performance reflects the maximum 2.0% sales charge, while the benchmark indices do not reflect any such charges, deductions for fees, expenses or taxes. If you were to purchase any of the above individual securities represented in the Index, any charges you would pay would reduce your total return as well.
** The Bloomberg U.S. Agency Index is an index that measures the performance of the U.S. investment-grade fixed-income securities market.
*** The Bloomberg U.S. Treasury Index is an index that measures the performance of the U.S. Treasury bond market.
**** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent High Income Municipal Bond Fund

*Investors may be subject to state taxes, the federal alternative minimum tax and capital gains taxes.
The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
Janet I. Grangaard, CFA, and Johan A. Akesson, CFA, Portfolio Co-Managers
The Fund seeks a high level of current income exempt from federal income taxes. The Fund’s investment objective may be changed without shareholder approval.
Investment in the Thrivent High Income Municipal Bond Fund involves risks including municipal bond, interest rate, high yield, credit, tax, liquidity, futures contract, market, redemption, LIBOR, investment adviser, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Fund perform during the 12-month period ended October 31, 2021?
Thrivent High Income Municipal Bond Fund earned a return of 9.51%, compared with the median return of its peer group, the Lipper High
Yield Municipal Debt Funds category, of 8.02%. The Fund’s market benchmark, the Bloomberg High Yield Municipal Bond Index, earned a return of 10.68%.
What factors affected the Fund’s performance?
As the period began, the U.S. economy was rebounding from a steep, but short-lived recession caused by the pandemic. The recovery was fueled by massive amounts of Federal Reserve (Fed) stimulus and government spending, as well as positive vaccine news announced in November 2020, which eventually led to economic re-openings. Inflation increased significantly due to the combination of record stimulus, excess demand, disrupted supply chains, a shortage of workers and higher energy prices.
The outlook for the municipal (muni) bond market vastly improved as state and local governments collected more tax revenues and repaired their balance sheets. Some states were also able to make larger contributions to their ailing pension fund accounts. The market experienced another year of near record investor inflows into muni bond funds and exchange-traded funds as confidence in the recovery grew, sectors were supported by money pumped into the economy, and Congress floated various tax proposals that would raise individual and corporate tax rates. Muni bonds spreads tightened and the segment significantly outperformed Treasuries over the period.
Higher-yielding bonds outpaced higher quality, while revenue bonds outperformed tax-supported general obligation (GO) bonds. Once
COVID-19 vaccinations began, spreads tightened in sectors most impacted by the pandemic such as senior living, student housing and higher education. At mid-year, every sector of the muni market had a positive S&P ratings outlook except for higher education.
Year-to-date issuance of muni bonds is 10% below last year’s record level because taxable issuance is approximately 30% lower than last year. The lower taxable supply is due to uncertainty surrounding attempts by Congress to repeal part of the Tax Cut and Jobs Act of
2017 that prohibited municipalities from pre-refunding outstanding tax-exempt debt with new tax-exempt debt. With rates at record lows last year, municipalities circumvented this pre-refunding rule by issuing a larger number of taxable muni bonds to pre-refund outstanding tax-exempt debt. Congress failed to advance the initiative and the repeal effort has been dropped for the time being. However, lawmakers continued to debate changes to the $10,000 state and local tax (SALT) deduction cap passed in 2017 that has contributed to increased demand for muni bonds, particularly from individuals in high-tax states. Lawmakers from states like New York, New Jersey and California are fighting to include an increase to the SALT deduction level as part of President Biden’s Build Back Better bill.
Compared to its Lipper peers, the Fund takes less credit risk but maintains a longer duration (i.e., greater interest-rate sensitivity) to keep its dividend yield competitive. To mitigate some of the Fund’s net asset value (NAV) volatility from the longer duration, we held a short position in 30-year Treasury futures, which helped results in an environment where munis outperformed Treasuries. Two non-rated industrial development revenue (IDR) bonds also aided the Fund’s performance. Proceeds from the first bond, issued by Legacy Cares, are being used to fund the Legacy Sports Park, a family entertainment facility focused on youth sports that is currently under construction in Arizona.
The Fund also benefited from a very favorable resolution to the bankruptcy of an IDR bond from a Pennsylvania plastic bottle recycling facility. Challenges from the pandemic kept the facility from opening, but the Fund benefited from the sale of the underlying assets during the proceedings. We also owned some appropriation bonds from the Metropolitan Pier and Exposition Authority that performed well as spreads tightened. The Fund underperformed versus the Bloomberg index predominantly because of its higher-quality bias. The index is comprised entirely of high-yield exposure whereas more than half of the Fund’s portfolio is rated investment grade. In an environment where credit spreads narrowed so significantly, the lowest-quality muni bonds performed the best. Also, a multifamily housing bond from the Chicago area defaulted last year and the Fund did not recover as many of the losses as we anticipated.
What is your outlook?
Although questions remain regarding the path of COVID-19, we expect the rate of economic growth to moderate in 2022. The Fund’s most significant overweighted holdings are in revenue bonds and the transportation sector in particular, including airports, highways, port authorities, and turnpikes. The Fund is underweighted in tax-supported GO bonds, gas pre-paid pollution control IDR bonds, and housing.
The Fund’s credit rating sweet spots continue to be the BBB and BB-rated segments, where our target is 55% of net assets.
The muni market will likely be more volatile in the coming year as uncertainties remain, including how high and persistent inflation will be and how the Fed will respond. Policymakers already began tapering monthly asset purchases shortly after the period ended and the market is pricing in two Fed rate hikes in 2022. Inflationary pressures could cause rates to rise more than anticipated. We continue to monitor Washington D.C. for potential legislation that could have a direct impact on our market. We are also watching to see the impact that vaccine mandates have on certain sectors such as senior living and hospitals.

Major Market Sectors
(% of Net Assets)
Education 19.7%
Other Revenue 19.2%
Transportation 18.1%
Health Care 18.1%
General Obligation 7.3%
Housing Finance 5.9%
Tax Revenue 5.0%
Water & Sewer 2.6%
Escrowed/Pre-refunded 1.8%
Electric Revenue 1.7%
Top 10 States
(% of Net Assets)
Texas 8.2%
California 7.4%
New York 7.4%
Illinois 6.3%
Florida 5.8%
Colorado 5.0%
Michigan 4.6%
Utah 4.4%
Wisconsin 4.3%
Minnesota 4.2%
Investments in securities in these States
represent 57.6% of the total net assets of the
Fund.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Solutions, Inc.
(“Fitch”). If Moody’s, S&P and/or Fitch have assigned different ratings to a security, the highest rating for the security is used. Ratings from S&P or Fitch, when used, are converted into their equivalent Moody’s ratings. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Quoted Bond Quality Ratings Distributions, Major Market Sectors, and Top 10 States are subject to change.
The lists of Major Market Sectors and Top 10 States exclude short-term investments and collateral held for securities loaned.
Bond Quality Ratings Distributions exclude collateral held for securities loaned. The Top 10 States chart does not include derivatives.
Average Annual Total Returns
1
As of October 31, 2021
From
Inception
Class S 1-Year
2/28/2018
Net Asset Value 9.51% 5.65%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thriventfunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
* The Bloomberg High Yield Municipal Bond Index is an index which measures the non-investment grade and non-rated U.S. tax-exempt bond market.
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent High Yield Fund

Quoted Fund performance is for Class A shares and does not reflect a sales charge.
The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
Paul J. Ocenasek, CFA, Portfolio Manager
The Fund seeks high current income and, secondarily, growth of capital.
Investment in Thrivent High Yield Fund involves risks including high yield, interest rate, credit, convertible, leveraged loan, redemption, LIBOR, prepayment, foreign securities, market, liquidity, investment adviser, derivatives, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Fund perform during the 12-month period ended October 31, 2021?
Thrivent High Yield Fund earned a return of 8.63%, compared with the median return of its peer group, the Lipper U.S. High Current
Yield Funds category, of 9.96%. The Fund’s market benchmark, the Bloomberg U.S. Corporate High Yield Bond Index, earned a return of
10.53%.
What factors affected the Fund’s performance?
As the period began, the U.S. economy was rebounding from a steep, but short-lived recession caused by the COVID-19 pandemic. The recovery was fueled by massive amounts of Federal Reserve (Fed) stimulus and government spending, as well as positive news about vaccines announced in November 2020, which led to economic re-openings. The combination of the strengthening economy, highly accommodative monetary policy and massive fiscal stimulus caused risk assets such as equities and high-yield bonds to perform very well throughout the period. In the high-yield market, credit spreads narrowed during the fiscal year from 504 basis points over Treasuries to 287 basis points, ending at a much tighter level than before the crisis began. The outlook for the market continued to improve as the level of distressed bonds plummeted and defaults fell below 2% (source: trailing U.S. dollar-weighted 12-month default rate, Moody’s
Investors Service). The high-yield market also experienced another record-breaking pace of issuance that surpassed 2020’s level with more than $400 billion in new issue supply year-to-date through October 2021. Companies flooded the new issue market to improve liquidity, refinance higher coupon debt, fund merger and acquisition activity, and extend maturities. Although the retail high-yield market experienced outflows of $12 billion from mutual funds and exchange-traded funds (ETFs) year-to-date in 2021, demand remained very high from insurance companies, pension plans and overseas investors as rates remained near record lows around the world.
Lower-quality bonds within the Fund's benchmark outpaced their higher-quality counterparts by a significant margin over the period with CCC-rated bonds returning 18.20% versus 9.22% for B-rated bonds and 9.08% for the BB-rated segment. Most of the lower-quality outperformance took place in the first few months of the period following the favorable vaccine announcements and the passage of another massive fiscal relief package. The high-yield segments that were most negatively impacted by the pandemic rebounded along with economic activity and were this year’s top performers in the index, including energy (oilfield services, exploration and production, refining, and midstream), airlines, leisure, and retailers. More stable industries such as pharmaceuticals, cable, packaging, and electric produced positive returns but underperformed. Also worth noting, the duration, or interest rate sensitivity, of the Bloomberg benchmark increased during the period due to the addition of “fallen angels” to the index. Because these securities were originally issued in the investment-grade market before being downgraded to high yield, they had much longer maturities and call dates.
The Fund’s most significant detractor was its more defensive positioning, particularly a 2% to 3% underweighting in CCC-rated securities over the period. As noted, this segment strongly outperformed higher-quality B and BB-rated bonds. The Fund’s duration, which is typically not a significant performance factor in the high-yield market, also hindered results versus its Lipper peers. Early in the period, we positioned the Fund closer to the Bloomberg benchmark’s duration, which was longer than the peer group. This stance proved detrimental when rates rose, and prices fell, particularly in the middle segment of the yield curve. Subsequently, we shorted five-year and 10-year
Treasury futures to bring the duration of the Fund closer to the Lipper peers. In terms of industries, an underweighting in oilfield services hindered performance. Although the industry represents a very small percentage of the index, it advanced more than 61% over the period, so the Fund’s underweighting hurt relative results. Conversely, underweight positions in the wireless, wireline and technology industries added the most value. Overweighted exposure in lodging and leisure also helped; however, our security selection was a bit more conservative in those sectors, offsetting some of the benefit. Credit selection was helpful in media where we avoided some names that ran into problems. We established a short position in the credit default swap index (CDX) in September to slightly lower exposure to the high-
yield market because of tight spreads.
What is your outlook?
We believe the high-yield market remains healthy as monetary and fiscal stimulus continues to work its way through the system while economic growth, corporate earnings, manufacturing, and housing remain strong. However, some headwinds for the market exist including the Fed’s tapering and potential rate hikes as soon as 2022. Also, recent inflation readings have been much higher-than-expected and not as transitory as the Fed predicted, while COVID containment remains a potential wild card. With high-yield spreads near all-time tight levels, we see little room for them to narrow further; therefore, we don’t believe it pays to take a lot of risk in the Fund’s portfolio. We ended the period positioned slightly defensively with around a 2% underweighting in CCC-rated bonds. We lowered the Fund’s investment-grade
(BBB) exposure by around 5% and ended with a 4% overweighting in B-rated securities and 1% overweighting in BBs. The Fund currently has a more cyclical bent with overweighted positions in housing, building materials, construction machinery, metals and mining, autos, and chemicals. We took profits in energy, lodging, and leisure following their strong performance this year and brought those exposures back to neutral. The Fund has around 5% exposure in leveraged loans, which offer secured exposure higher up the capital structure.
These securities typically perform better in a rising rate environment because they have floating-rate coupons that reset every quarter.

Major Market Sectors
(% of Net Assets)
Consumer Cyclical 19.7%
Consumer Non-Cyclical 14.2%
Communications Services 13.3%
Energy 12.4%
Capital Goods 11.1%
Financials 9.9%
Technology 6.0%
Basic Materials 5.6%
Utilities 2.7%
Transportation 2.7%
Top 10 Holdings
(% of Net Assets)
Sprint Corporation
1.1%
Gray Escrow II, Inc.
0.7%
NextEra Energy Operating Partners, LP
0.6%
Ford Motor Company
0.6%
Herc Holdings, Inc.
0.6%
Prime Security Services Borrower, LLC
0.6%
Drawbridge Special Opportunities Fund,
LP
0.6%
Albertson's Companies, Inc.
0.6%
H&E Equipment Services, Inc.
0.5%
Tenet Healthcare Corporation
0.5%
These securities represent 6.4% of the total net
assets of the Fund.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). If Moody’s and S&P
have assigned different ratings to a security, the lowest rating for the security is used. Ratings from S&P, when used, are converted into their equivalent
Moody’s ratings. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Quoted Major Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Bond Quality Ratings Distributions exclude collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of October 31, 2021
Class A
2
1-Year 5 Years 10 Years
without sales charge 8.63% 4.78% 5.51%
with sales charge 3.78% 3.84% 5.03%
Class S 1-Year 5 Years 10 Years
Net Asset Value 9.15% 5.09% 5.81%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thriventfunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
2 Class A performance with sales charge reflects the maximum sales charge of 4.5%.
(a) Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes.
* As you compare performance, please note that the Fund’s performance reflects the maximum 4.5% sales charge, while the benchmark indices do not reflect any such charges, deductions for fees, expenses or taxes. If you were to purchase any of the above individual securities represented in the
Index, any charges you would pay would reduce your total return as well.
** The Bloomberg U.S. Corporate High Yield Bond Index is an index which measures the performance of fixed-rate non-investment grade bonds.
*** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Income Fund

Quoted Fund performance is for Class A shares and does not reflect a sales charge.
The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
Kent L. White, CFA, Portfolio Manager
The Fund seeks high current income while preserving principal and, secondarily, long-term growth of capital in order to maintain investors’
purchasing power.
Investment in Thrivent Income Fund involves risks including interest rate, credit, high yield, government securities, mortgage-backed and other asset-backed securities, LIBOR, market, issuer, foreign securities, investment adviser, financial sector, derivatives, emerging markets, liquidity, redemption, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Fund perform during the 12-month period ended October 31, 2021?
Thrivent Income Fund earned a return of 3.23%, compared with the median return of its peer group, the Lipper Corporate Debt Funds
BBB-Rated category, of 2.30%. The Fund’s market benchmark, the Bloomberg U.S. Corporate Bond Index, earned a return of 2.18%.
What factors affected the Fund’s performance?
As the period got underway, the U.S. economy was rebounding from a steep, but short-lived recession caused by the COVID-19 pandemic. The recovery was fueled by massive amounts of Federal Reserve (Fed) stimulus and government spending, as well as positive news about the efficacy of vaccines announced in November 2020, which led to economic re-openings. Throughout the reporting period, the Fed maintained its monthly purchases of Treasuries and agency mortgage-backed securities (MBS) and kept its target federal funds rate at 0% to 0.25%. As a result, short-term Treasury rates remained anchored near zero, while rates rose across the rest of the yield curve, particularly in the intermediate maturity segment. Five-year Treasury yields jumped 80 basis points to end at 1.18%, while 10-year
Treasuries increased 67 basis points to 1.55%. In October, the Fed hinted that it would begin tapering its monthly asset purchases before year end, which policymakers officially announced on November 3 shortly after the period ended.
The combination of the strengthening economy, highly accommodative monetary policy, and massive fiscal stimulus caused risk assets to perform very well throughout the period. Both investment-grade and high-yield credit spreads rallied to tighter levels than they were at before the COVID crisis began. High-yield credit spreads narrowed more dramatically from 504 to 287 basis points over Treasuries by period end, while investment-grade spreads tightened from 110 basis points over Treasuries to 87 basis points. Year-to-date in 2021, the corporate market is also experiencing its second highest year of issuance on record just behind 2020’s level as companies have been flooding the new issue market to improve liquidity, refinance higher coupon debt, fund merger and acquisition activity, and extend maturities. Strong demand for U.S. corporate bonds continued from insurance companies, pension plans and overseas investors as rates remained near record lows around the world.
The primary factor that drove the Fund’s outperformance versus its benchmark and Lipper peers was its risk-on posture going into the year. Following the pandemic-induced sell off in 2020, we shifted the Fund to a significant overweighting in higher-quality high-yield credit and maintained this elevated exposure at around 13% of the portfolio throughout the year. We also added a number of credits hard hit by the COVID crisis that we believed would benefit from the economic re-opening. Both moves proved beneficial because the high-yield sector outperformed and positions in energy, retail, lodging, food, and transportation (aerospace, airlines, and aircraft lessors) rebounded as the economy re-opened and oil prices rose. Fund performance was also aided by our focus on higher-yielding securities further down the capital structure of high-quality U.S. and European banks, including preferred securities and contingent capital (CoCos) securities.
In addition, underweighted exposures to Treasuries and MBS proved beneficial because both segments produced weak results during the reporting period. Interest rate positioning was a wash as the Fund’s shorter duration helped results in the rising rate environment but yield curve positioning offset the positive impact. We used Treasury futures to help us manage the Fund’s duration. In terms of detractors, security selection in the automotive industry hindered performance. Also, the Fund’s average 3% cash exposure over the period was a drag on performance in the risk-on market.
What is your outlook?
Our outlook remains constructive since the economy is doing well and monetary and fiscal stimulus continues to work its way through the system, supported by people re-entering the workfoce and pent-up savings and demand. Corporate fundamentals are favorable as earnings remain strong and companies pay down pandemic-related debt, while technicals remain supportive. However, most of the positive outlook is already priced into spreads, which are near all-time tight levels. We will likely see more rate and spread volatility as the market tries to anticipate how aggressively the Fed will react to higher-than-expected inflation that is not as transitory as predicted. Much of our focus remains on finding and maintaining potential "rising star" positions, which are previously investment-grade rated securities that were downgraded to high yield during the crisis. We believe a significant amount of this debt will be upgraded to investment grade over the next one to two years. We will also maintain the Fund's overweighted positions in re-opening sectors that we believe have more room to perform well, such as travel, leisure, and retail. In addition, we continue to seek out opportunities to capture yield further down the capital stack of high-quality banks through preferred and CoCo securities. Althrough the outlook is favorable for oil prices, we are a bit more cautious regarding the energy sector after its strong performance, emphasizing the exploration and production (E&P) and midstream segments versus oil field services, refining, or integrated names. We are maintaining the Fund's shorter duration to buffer against a potential risk-off period as the Fed has moved up its timeline for rate hikes. We also continue to emphasize floating-rate exposure through investments in the collateralized loan obligation (CLO) segment to help dampen interest rate risk.

Major Market Sectors
(% of Net Assets)
Financials 32.8%
Consumer Non-Cyclical 10.3%
Communications Services 8.2%
Utilities 8.2%
Energy 8.1%
Consumer Cyclical 6.8%
Technology 6.2%
Asset-Backed Securities 3.9%
Capital Goods 3.7%
Transportation 3.5%
Top 10 Holdings
(% of Net Assets)
U.S. Treasury Notes
1.6%
GE Capital International Funding
Company
0.8%
Boeing Company
0.5%
Bank of America Corporation
0.5%
CIT Group, Inc.
0.5%
Pacific Gas and Electric Company
0.5%
Ally Financial, Inc.
0.5%
Expedia Group, Inc.
0.5%
U.S. Treasury Bonds
0.4%
Sprint Capital Corporation
0.4%
These securities represent 6.2% of the total net
assets of the Fund.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). If Moody’s and S&P
have assigned different ratings to a security, the lowest rating for the security is used. Ratings from S&P, when used, are converted into their equivalent
Moody’s ratings. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Bond Quality Ratings Distributions exclude collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of October 31, 2021
Class A
2
1-Year 5 Years 10 Years
without sales charge 3.23% 4.88% 4.82%
with sales charge -1.41% 3.91% 4.34%
Class S 1-Year 5 Years 10 Years
Net Asset Value 3.51% 5.19% 5.17%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thriventfunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
2 Class A performance with sales charge reflects the maximum sales charge of 4.5%.
(a) Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes.
* As you compare performance, please note that the Fund’s performance reflects the maximum 4.5% sales charge, while the benchmark indices do not reflect any such charges, deductions for fees, expenses or taxes. If you were to purchase any of the above individual securities represented in the Index, any charges you would pay would reduce your total return as well.
** The Bloomberg U.S. Corporate Bond Index measures the investment grade, fixed-rate, taxable corporate bond market and includes USD denomi-
nated securities publicly issued by US and non-US industrial, utility and financial issuers.
*** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

How did the Fund perform during the 12-month period ended October 31, 2021?
Thrivent International Allocation Fund earned a return of 34.52%, compared with the median return of its peer group, the Lipper
International Multi-Cap Core Funds category, of 32.75%. The Fund’s market benchmark, the MSCI All Country World Index ex-USA–USD
Net Returns, earned a return of 29.66%.
What factors affected the Fund’s performance?
The year began with the release of the first large-scale COVID-19 vaccine trial data in November 2020, which ignited risk appetites in markets. Since the beginning of the pandemic, market sentiment closely followed changes in the public health outlook caused by the ebbs and flows of the virus in different regions. In most developed markets, this meant that market performance was consistent with broad economic recovery but punctuated with periods of high risk aversion that coincided with surges in virus cases.
In emerging markets (EM), the economic recovery had varying effects on countries depending on the drivers of their economies. The
Energy and Materials sectors produced among the highest returns over the period, which was reflected in the high returns of countries with significant mining and energy presence such as Russia and Saudi Arabia. Pandemic case rates and the effectiveness of government actions also helped to differentiate country returns. Many South American countries lagged, especially Brazil, while nations that saw more success in combatting the virus performed better such as South Korea and Taiwan.
China experienced negative stock market returns, largely due to concerns over domestic issues. Industries like education came under government scrutiny, calling into question the future profitability of firms in those industries. Also, the government’s assertion to access data of the largest technology platform providers became a risk for many of China’s most valuable companies. Finally, financial troubles at one of China’s largest real estate developers increased risks to that sector after many years of debt-financed growth. Together these factors overwhelmed the strong global economic recovery to produce negative stock market returns in China.
The Fund’s outperformance for the period comes from both security selection and country allocations. The Fund was significantly underweighted in EM, including China, relative to its benchmark, which benefited results. However, stock selection in China detracted from the Fund’s returns as volatility in the Chinese market made quantitative stock selection more challenging. In most developed markets, equity returns were influenced by economic recovery dynamics with cyclical sectors such as Energy and Financials recording the largest gains, and defensive sectors including Utilities and Consumer Staples lagging behind. Similarly, value stocks were among the best performers, and stocks with high volatility outperformed low-volatility stocks. In Japan, factors that have traditionally worked to generate excess returns also performed well during this period. For example, dividend yield performed well and price momentum underperformed, consistent with historical trends in the Japanese market.
The Fund uses equity index futures to manage cash flows and maintain consistent market exposure. Use of these derivatives did not materially impact the Fund’s returns.
What is your outlook?
Barring an unexpected resurgence of the COVID pandemic, we expect the current economic recovery to continue while moderating from the extraordinary pace of growth over the past year. However, economic optimism may be tempered somewhat by concern over inflation.
We see a risk that these inflationary pressures could cause interest rates to rise, which would likely be a headwind for equity returns and precipitate an increase in volatility in the coming year.
Under these conditions, we expect value stocks to continue to perform well, albeit not at the extreme level of outperformance from the past year. We do not expect growth factors to aid significantly in stock selection, and if interest rates begin to rise materially, yield-derived factors such as dividend yield may perform poorly as well. Our outlook for low volatility as an equity factor is close to neutral, and we do not anticipate as large of a dispersion between high-volatility and low-volatility stocks.
Thrivent International Allocation Fund

Quoted Fund performance is for Class A shares and does not reflect a sales charge.
The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
Noah J. Monsen, CFA, and Brian W. Bomgren, CQF, Portfolio Co-Managers. A portion of the
Fund is subadvised by Goldman Sachs Asset Management, L.P.
The Fund seeks long-term capital growth.
Investment in Thrivent International Allocation Fund involves risks including allocation, equity security, foreign securities, large cap, growth investing, value investing, quantitative investing, emerging markets, foreign currency, market, small cap, mid cap, issuer, investment adviser, multi-manager, portfolio turnover rate, derivatives, redemption, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.

Portfolio Composition
(% of Portfolio)
Common Stock 93.9%
Short-Term Investments 5.8%
Preferred Stock 0.2%
Long-Term Fixed Income 0.1%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Industrials 16.4%
Financials 16.1%
Health Care 11.1%
Information Technology 11.0%
Consumer Discretionary 9.7%
Materials 7.3%
Consumer Staples 6.3%
Communications Services 5.8%
Energy 5.8%
Real Estate 3.1%
Top 10 Countries
(% of Net Assets)
Japan 19.0%
Switzerland 9.1%
Canada 8.8%
United Kingdom 8.7%
Australia 6.8%
France 6.4%
Germany 5.5%
Netherlands 5.3%
Sweden 3.7%
Denmark 3.2%
Investments in securities in these countries
represent 76.5% of the total net assets of the
Fund.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Countries are subject to change.
The lists of Major Market Sectors and Top 10 Countries exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Countries chart does not include derivatives.
Average Annual Total Returns
1
As of October 31, 2021
Class A
2
1-Year 5 Years 10 Years
without sales charge 34.52% 7.66% 6.24%
with sales charge 28.46% 6.69% 5.75%
Class S 1-Year 5 Years 10 Years
Net Asset Value 34.98% 8.08% 6.65%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thriventfunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
2 Class A performance with sales charge reflects the maximum sales charge of 4.5%.
(a)
Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes.
* As you compare performance, please note that the Fund’s performance reflects the maximum 4.5% sales charge, while the benchmark indices do not reflect any such charges, deductions for fees, expenses or taxes. If you were to purchase any of the above individual securities represented in the
Index, any charges you would pay would reduce your total return as well.
** The MSCI All Country World Index ex-USA- USD Net Returns is an unmanaged market capitalization-weighted index that is designed to represent the performance of developed and emerging stock markets throughout the world. The performance of the Index reflects dividends reinvested after the deduction of withholding taxes.
*** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Large Cap Growth Fund

Quoted Fund performance is for Class A shares and does not reflect a sales charge.
The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
 Lauri Brunner, Portfolio Manager
The Fund seeks long-term capital appreciation.
Investment in Thrivent Large Cap Growth Fund involves risks including large cap, growth investing, equity security, market, technology-oriented companies, issuer, investment adviser, foreign securities, non-diversified, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Fund perform during the 12-month period ended October 31, 2021?
Thrivent Large Cap Growth Fund earned a return of 41.13%, compared with the median return for its peer group, the Lipper Large Cap
Growth Funds category, of 39.14%. The Fund’s market benchmarks, the Russell 1000® Growth Index and the S&P 500® Growth Index,
earned returns of 43.21% and 45.03%, respectively.
What factors affected the Fund’s performance?
Stock selection in the Communication Services and Financial sectors contributed favorably to Thrivent Large Cap Growth Fund’s performance for the year. Two of the Fund’s four strongest performers in those sectors were companies that benefited from the U.S.
economic recovery following the global pandemic.
Live Nation Entertainment was the largest contributor to performance in the Communication Services sector. During the market downdraft due to the pandemic in the first quarter of 2020, we began to look for opportunities in companies that had strong growth profiles pre-
pandemic, that were likely to see very depressed operating metrics during the pandemic followed by a robust recovery. Our team had just reviewed Live Nation prior to the pandemic, which laid the foundation for us to reconsider investing in it during this unique time period.
The company was the first of four “reopening” names that we purchased for the Fund in 2020. During the early months of ownership, investor focus shifted to balance sheet items as participation in live events plunged. Live Nation’s management team addressed funding needs sufficiently and stepped back to review and reintroduce some business processes, which shrunk some of the company’s operating expenses on a permanent basis. Also, Live Nation shifted some processes, namely tickets, into the digital age during the pandemic, positioning it to emerge on much stronger footing. The company’s recent third-quarter report began to demonstrate the seeds of a strong recovery in live events. Alphabet, widely recognized as Google, was the Fund’s second largest performance contributor within
Communication Services. The Fund has been a long-term shareholder in the company, which has lagged for some time. However,
Alphabet’s revenue growth has accelerated strongly in 2021 following two years of slowing growth. Operating margins are also expected to expand rapidly in 2021 based on leverage from rapid sales growth as well as a sharper focus on spending, which was a positive shift made by management during the pandemic. The company remains dominant in search advertising and has an attractive portfolio of other high-growth businesses, namely YouTube and Google Cloud Services, which continue to make it an attractive holding for the Fund.
In the Financials sector, a review of Charles Schwab in the fourth quarter of 2020 and subsequent increased weighting in the name proved beneficial as market sentiment shifted toward interest rate sensitive names. We purchased Charles Schwab in 2018 and like the company’s strategy to democratize financial services for all, which represents a very large market opportunity and runway for growth.
Meeting with analysts on a regular basis and refocusing on existing positions is a critical part of our process for managing the Fund, which was demonstrated by Schwab’s outperformance over the reporting period. American Express was the second meaningful contributor within Financials and the last of the four reopening names the Fund purchased during the early days of the pandemic in March 2020.
This consumer finance company was well primed to benefit from the reopening theme given its strong link to corporate travel budgets.
American Express has a unique business model of issuing cards and therefore capturing higher fees through its self-built network versus the more traditional Visa or Mastercard networks. When market sentiment began to shift toward the reopening theme, American Express significantly outperformed as the company has less cross-border exposure than Mastercard and Visa. (The Fund also has a position in
Mastercard.)
The Fund’s overweighting in Amazon.com was the largest performance detractor. We believe the company can generate double-digit revenue growth over the long term. However, our analysis in late 2020 led us to believe that industry growth was slowing rapidly, and that even if Amazon maintained strong revenue growth relative to the industry, the company’s results would not meet published estimates. We began scaling back the size of the Fund’s overweighting in late 2020 and throughout 2021 as the company’s results supported our thesis.
However, the Fund remained overweighted and the stock was a meaningful underperformer during the period.
What is your outlook?
We invest in companies that participate in large marketplaces, which provides a foundation for long-term revenue growth and room to pivot as competition emerges. We view the electric vehicle market and the cryptocurrency landscape as two early-stage industries that have significant potential to become very large marketplaces. The Fund has investments in each. Both industries have businesses that reside at the intersection of the consumer and technology, which we believe underpins the potential for superior long-term revenue growth.

Portfolio Composition
(% of Portfolio)
Common Stock 95.8%
Short-Term Investments 3.6%
Registered Investments
Companies 0.6%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Information Technology 39.4%
Communications Services 15.7%
Consumer Discretionary 15.1%
Health Care 12.6%
Financials 7.0%
Industrials 3.9%
Consumer Staples 1.5%
Materials 1.3%
Unaffiliated Registered
Investment Companies 0.6%
Top 10 Holdings
(% of Net Assets)
Microsoft Corporation 9.8%
Alphabet, Inc., Class A 8.4%
Amazon.com, Inc. 7.1%
Apple, Inc. 7.0%
Facebook, Inc. 4.4%
NVIDIA Corporation 4.2%
Tesla, Inc. 3.9%
Adobe, Inc. 3.3%
Square, Inc. 3.0%
Mastercard, Inc. 2.9%
These securities represent 54.0% of the total
net assets of the Fund.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of October 31, 2021
Class A
2
1-Year 5 Years 10 Years
without sales charge 41.13% 24.62% 18.43%
with sales charge 34.77% 23.47% 17.89%
Class S 1-Year 5 Years 10 Years
Net Asset Value 41.62% 25.06% 18.86%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thriventfunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
2 Class A performance with sales charge reflects the maximum sales charge of 4.5%.
(a) Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes.
* As you compare performance, please note that the Fund’s performance reflects the maximum 4.5% sales charge, while the benchmark indices do not reflect any such charges, deductions for fees, expenses or taxes. If you were to purchase any of the above individual securities represented in the
Index, any charges you would pay would reduce your total return as well.
**
The S&P 500
®
Growth Index is a market capitalization-weighted index developed by Standard and Poor’s consisting of those stocks within the S&P 500
®
Index that exhibit strong growth characteristics.
***
The Russell 1000
®
Growth Index measures the performance of large cap growth stocks. It is not possible to invest directly in the Index.
**** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Large Cap Value Fund

Quoted Fund performance is for Class A shares and does not reflect a sales charge.
The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
Kurt J. Lauber, CFA, Portfolio Manager
The Fund seeks to achieve long-term growth of capital.
Investment in Thrivent Large Cap Value Fund involves risks including large cap, value investing, equity security, market, issuer, investment adviser, foreign securities, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Fund perform during the 12-month period ended October 31, 2021?
Thrivent Large Cap Value Fund earned a return of 54.89%, compared with the median return of its peer group, the Lipper Large Cap
Value Funds category, of 44.18%. The Fund’s market benchmarks, the Russell 1000® Value Index and the S&P 500® Value Index,
earned returns of 43.76% and 40.90%, respectively.
What factors affected the Fund’s performance?
The Fund outperformed across all sectors during the period due to strong stock selection and positive allocation effect, led by broadly favorable selection in Financials. Positions in Capital One Financial and Discover Financial Services benefited as consumer credit improved faster than investors expected. Morgan Stanley experienced continued wealth management momentum and anticipation of benefits from its E-Trade acquisition. Wells Fargo was rewarded by its new CEO’s focus on bringing cost efficiency closer to its peers.
In the Industrials sector, the Fund benefited from strong trends in building and construction through its positions in Johnson Controls
International, Carlisle Companies and United Rentals. Also, Kansas City Southern’s improved business model attracted the attention of two
Canadian rail acquirers. In the Materials sector, low-cost U.S. steel provider Nucor benefited from higher prices and China’s reduced focus on growing steel capacity. CF Industries performed well due to an improved outlook in fertilizer pricing and lower North American input costs. In Energy, the Fund benefited from Devon Energy’s focus on capital discipline and improving shareholder returns, which had been lacking in the industry.
Consumer Staples provided positive performance but was one of the weakest areas of stock selection due to the Fund’s position in
Walmart. Although the company will retain many of the benefits from COVID, especially share gains in food delivery, Walmart’s stock could not keep pace with other companies recovering from disruption during the pandemic.
What is your outlook?
Stock selection will likely become more important now that the economy has rebounded from recession lows and is entering a more normal growth phase of the cycle, along with valuation spread compression within sectors. As the economy enters this new phase, investors must be mindful that the COVID-led recession and recovery is very different from the previous Great Financial recession. Consumer and enterprise balance sheets are in better positions, economic demand is recovering quicker, supply chain issues are lasting longer, and the threat of inflation remaining above levels reached in the last cycle is real.
The Fund adds value through its stock selection process, which includes ranking companies based on valuation, operating performance, and catalysts. The Fund’s sector dispersion is relatively low and its portfolio remains well overweighted in attractively valued stocks, focused on companies that can improve returns above those already priced into their stock. A recent addition to the Fund’s portfolio,
United Parcel Service, exemplifies this investment process. The company benefited from volume growth during the pandemic as consumers were forced to increase home delivery, but its stock pulled back at the beginning of the year as this relative benefit peaked. We took this opportunity to buy United Parcel Service based on new management’s focus on improving pricing and returns, which we believe represents a better approach than volume growth to deliver improved returns.
In other moves during the period, we reduced Discovery Communications after strong performance at the beginning of the year.
However, we added more later when we believed the market completely discounted Discovery’s potential to be a long-term global media platform play, given the depth and breadth of its content library with the addition of Warner Media assets. We also sold Oracle and Otis
Worldwide based on strong price appreciation, while exiting Citigroup given compliance risk and the difficult task of growing during a global restructuring effort. Also, in Financials, we reduced exposure to consumer finance companies that benefited from improved credit and added to companies that should benefit from improving economic growth and interest rates like State Street and Charles Schwab.
We added to some Consumer Staples companies that performed poorly during the pandemic and became more attractive as the Delta variant spread but should eventually re-emerge stronger like Sysco, which should be a share gainer in the food service business, further driving network leverage and returns. In the same vein, we increased the Fund's position in Delta Air Lines due to the company’s focus on lowering its breakeven cost to achieve higher profits at lower passenger traffic amidst continued skepticism around traffic recovery.

Portfolio Composition
(% of Portfolio)
Common Stock 97.7%
Short-Term Investments 2.3%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Financials 23.8%
Health Care 15.0%
Industrials 12.8%
Information Technology 10.2%
Consumer Discretionary 7.4%
Energy 6.3%
Consumer Staples 6.2%
Communications Services 6.1%
Materials 4.3%
Real Estate 2.8%
Top 10 Holdings
(% of Net Assets)
Bank of America Corporation 3.6%
J.P. Morgan Chase & Company 3.4%
Cisco Systems, Inc. 2.7%
Microsoft Corporation 2.6%
Lowe's Companies, Inc. 2.5%
Walmart, Inc. 2.4%
Merck & Company, Inc. 2.2%
Philip Morris International, Inc. 2.2%
Johnson & Johnson 2.1%
Morgan Stanley 2.0%
These securities represent 25.7% of the total
net assets of the Fund.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of October 31, 2021
Class A
2
1-Year 5 Years 10 Years
without sales charge 54.89% 14.22% 12.96%
with sales charge 47.94% 13.17% 12.45%
Class S 1-Year 5 Years 10 Years
Net Asset Value 55.43% 14.64% 13.42%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thriventfunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
2 Class A performance with sales charge reflects the maximum sales charge of 4.5%.
(a) Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes.
* As you compare performance, please note that the Fund’s performance reflects the maximum 4.5% sales charge, while the benchmark indices do not reflect any such charges, deductions for fees, expenses or taxes. If you were to purchase any of the above individual securities represented in the
Index, any charges you would pay would reduce your total return as well.
** The S&P 500® Value Index is a market capitalization-weighted index developed by Standard and Poor’s consisting of those stocks within the S&P 500®
Index that exhibit strong value characteristics.
*** The Russell 1000® Value Index measures the performance of large cap value stocks.
**** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing electricity, food and transportation.

Thrivent Limited Maturity Bond Fund

Quoted Fund performance is for Class A shares.
The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
Michael G. Landreville, CFA and CPA (inactive), Gregory R. Anderson, CFA, Cortney L. Swensen, CFA, and Jon-Paul (JP)
Gagne, Portfolio Co-Managers
The Fund seeks a high level of current income consistent with stability of principal.
Investment in Thrivent Limited Maturity Bond Fund involves risks including government securities, mortgage-backed and other asset-backed securities, collateralized debt obligations, interest rate, credit, market, LIBOR, futures contract, high yield, issuer, investment adviser, liquidity, portfolio turnover rate, redemption, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Fund perform during the 12-month period ended October 31, 2021?
Thrivent Limited Maturity Bond Fund earned a return of 1.16%, compared with the median return of its peer group, the Lipper Short
Investment Grade Debt Funds category, of 0.99%. The Fund’s market benchmark, the Bloomberg Government/Credit 1-3 Year Bond Index,
earned a return of -0.05%.
What factors affected the Fund’s performance?
As the period got underway, the U.S. economy was rebounding from a steep, but short-lived recession caused by the COVID-19 pandemic. The recovery was fueled by massive amounts of Federal Reserve (Fed) stimulus and government spending, as well as positive news about the efficacy of vaccines announced in November 2020, which led to economic re-openings. Throughout the reporting period, the Fed maintained its monthly purchases of Treasuries and agency mortgage-backed securities (MBS) and kept its target federal funds rate at 0% to 0.25%. As a result, short-term Treasury rates remained anchored near zero, while rates rose across the rest of the yield curve, particularly in the intermediate maturity range, which steepened sharply. Two-year Treasury yields increased 34 basis points to end the period at 0.48% while five-year Treasuries jumped 80 basis points to end at 1.18%.
The combination of a stronger economy, highly accommodative monetary policy and massive fiscal stimulus caused risk assets to perform very well. Credit spreads in the one-to-three year corporate segment narrowed during the fiscal year from 50 basis points over Treasuries to 39 basis points by period end, which is a tighter level than before the COVID crisis began. The corporate market also experienced another record-breaking year of bond issuance that surpassed 2020’s level as companies flooded the new issue market to improve liquidity, refinance higher coupon debt, fund merger and acquisition activity, and extend maturities. Strong demand for U.S. corporate bonds continued from insurance companies, pension plans and overseas investors as global rates remained near record lows.
A primary factor that drove the Fund’s outperformance versus its Lipper peers was strong security selection among corporate bonds, which offset the negative impact from its underweighted position in corporates and overweighting in securitized assets. Particularly in the investment-grade corporate segment, the Fund benefited from exposure to sectors and credits that benefited from economic re-
opening such as energy, airlines and aircraft lessors, as well as consumer cyclicals like homebuilders, lodging and autos. The Fund also significantly outperformed the Bloomberg benchmark due to its higher exposure to spread sectors, particularly corporate bonds, since the benchmark only has about 20% in corporates and the rest in government securities.
Among securitized sectors, allocations to asset-backed securities (ABS) and residential MBS also aided performance versus peers.
However, we took profits in commercial mortgage-backed securities (CMBS) and moved to an underweighting too early, which proved detrimental as that sector performed well. The Fund benefited from its positioning for higher interest rates and a steeper yield curve, which we achieved through a shorter duration and an underweighting in the five-year segment of the curve where rates rose the most. We used
Treasury futures to help us manage overall duration. Likewise, an emphasis on floating-rate securities that adjust along with rates helped results, particularly the Fund’s approximately 10% exposure in collateralized loan obligations (CLO), as well as floating-rate ABS. A small allocation in preferred and contingent capital (CoCo) securities contributed due to their strong performance. However, the Fund’s high-
yield allocation underperformed due to a higher-quality bias during the risk-on period and lack of exposure to leveraged loans.
What is your outlook?
Our outlook continues to be constructive since the economy is doing well and corporate fundamentals are favorable as earnings remain strong and companies pay down pandemic-related debt. However, most of the positive outlook is already priced into spreads, which are near all-time tight levels. Therefore, we are maintaining shorter durations in both the corporate and securitized portions of the Fund to buffer against a potential risk-off period since the Fed has moved up its timeline for rate hikes. We also continue to emphasize floating-rate exposure in the CLO and ABS segments to help dampen interest rate risk.
We continue to search for opportunities to add corporate exposure, which reached 51% of the portfolio by period end including a 6%
allocation to high yield. We believe a significant amount of high-yield corporate debt will be upgraded to investment grade over the next one to two years. Therefore, we continue to look for ways to increase the Fund’s exposure in high-yield credits to benefit from potential
“rising star” opportunities, while keeping its overall high-quality bias. We will also maintain the Fund’s overweight to re-opening sectors that may have more room to perform well. Securitized exposure ended the period lower at around 37% of the Fund’s portfolio and will decrease over time as we reinvest less in the segment as our securities amortize and mature. We no longer find the agency MBS segment attractive since the Fed is beginning to taper its purchases and because the durations of these securities extend as interest rates increase. However, we still see value in residential MBS due to the strong housing market backdrop and are maintaining that exposure. The Fund’s goal continues to be to provide investors with a yield advantage over its peer group with less volatility.

Major Market Sectors
(% of Net Assets)
Financials 22.2%
Asset-Backed Securities 18.8%
Collateralized Mortgage
Obligations 15.2%
U.S. Government & Agencies 10.5%
Consumer Non-Cyclical 5.2%
Consumer Cyclical 5.1%
Energy 4.4%
Technology 3.1%
Utilities 3.0%
Communications Services 2.6%
Top 10 Holdings
(% of Net Assets)
U.S. Treasury Notes
3.5%
U.S. Treasury Notes
2.0%
Federal National Mortgage Association
Conventional 15-Yr. Pass Through
1.8%
U.S. Treasury Notes
1.5%
U.S. Treasury Notes
1.3%
U.S. Treasury Notes
1.3%
Avant Credit Card Master Trust
0.6%
Palmer Square Loan Funding, Ltd.
0.6%
Genesis Sales Finance Master Trust
0.6%
Sound Point CLO XV, Ltd.
0.5%
These securities represent 13.7% of the total
net assets of the Fund.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). If Moody’s and S&P
have assigned different ratings to a security, the lowest rating for the security is used. Ratings from S&P, when used, are converted into their equivalent
Moody’s ratings. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Bond Quality Ratings Distributions exclude collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of October 31, 2021
Class A
2
1-Year
5 Years 10 Years
Net Asset Value 1.16% 2.23% 1.94%
Class S
2
1-Year
5 Years 10 Years
Net Asset Value 1.31% 2.41% 2.15%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thriventfunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
2 Class A shares and Class S shares have no sales load.
(a) Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes.
* The Bloomberg Government/Credit 1-3 Year Bond Index is an index that measures the performance of government and fixed-rate debt securities with maturities of 1-3 years.
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent Low Volatility Equity Fund

The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
Noah J. Monsen, CFA, and Brian W. Bomgren, CQF, Portfolio Co-Managers
The Fund seeks long-term capital appreciation with lower volatility relative to the global equity markets. The Fund’s investment objective may be changed without shareholder approval.
Investment in Thrivent Low Volatility Equity Fund involves risks including equity security, large cap, quantitative investing, foreign securities, market, mid cap, foreign currency, futures contract, issuer, investment adviser, derivatives, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Fund perform during the 12-month period ended October 31, 2021?
Thrivent Low Volatility Equity Fund earned a return of 24.25%. Its benchmark, the MSCI World Minimum Volatility Index–USD Net Returns,
earned a return of 20.32%.
What factors affected the Fund’s performance?
The year began with the release of the first large-scale COVID-19 vaccine trial data in November 2020, which ignited risk appetites in markets. From that point on, equity markets exhibited signs confirming the economic recovery from the pandemic-induced recession.
Since the beginning of the pandemic, market sentiment closely followed changes in the public health outlook caused by the ebbs and flows of the virus in different regions. In most developed markets, this meant that market performance was consistent with broad economic recovery. Therefore, risky assets outperformed lower-risk assets, cyclical stocks outperformed defensive ones, and value stocks outperformed growth, punctuated with periods of high risk aversion that coincided with surges in virus cases.
Outperformance in risky assets meant that low-volatility equity strategies generally had lower returns during the year than traditional market capitalization-weighted indexes. The Fund, however, outperformed its benchmark MSCI World Minimum Volatility Index primarily through security selection, while maintaining the low-volatility nature of the strategy. While the Fund seeks to produce returns similar to the market over a full market cycle, we would typically expect its returns to lag the market in periods of economic recovery such as we experienced over the past year.
The Fund’s outperformance was concentrated in the U.S. and Japan, the two countries with the largest weightings in its portfolio. In the
U.S., the market was characterized by economic recovery dynamics with cyclical sectors including Energy and Financials recording the largest gains for the year, and defensive sectors including Utilities, Consumer Staples, and Health Care lagging behind. Similarly, value stocks and companies with high financial leverage were among the best performers, and stocks with high volatility, both in their prices and financial performance, outperformed low-volatility stocks. Within the U.S., the Fund benefited the most from stock selection in the
Information Technology sector.
In Japan, the risk-on dynamics were not as evident, and factors that have traditionally worked to generate excess returns in Japan worked well. Value factors, especially dividend yield, performed well in Japan. Price momentum underperformed, consistent with its historical trend in the Japanese market, and returns in high volatility were muted, allowing our quantitative process to add value throughout the year.
Stock selection in Japan was particularly strong in the Industrials and Information Technology sectors.
The Fund maintains country and sector weightings close to the benchmark; therefore, country and sector over/underweightings did not significantly impact performance. Also, we use equity index futures to manage the Fund’s cash flows and maintain consistent market exposure, which did not materially impact returns.
What is your outlook?
Barring an unexpected resurgence of the COVID pandemic, we expect the current economic recovery to continue while moderating from the extraordinary pace of growth over the past year. We anticipate corporate earnings growth to slow to a level more consistent with long-term averages. Economic optimism may be tempered somewhat by concern over inflation as high demand for goods and services has been met with disrupted supply chains and firms’ inability to hire enough workers to keep pace with demand. We see a risk that these inflationary pressures could cause interest rates to rise, which would likely be a headwind for equity returns and precipitate an increase in volatility in the coming year.
Under these conditions, we expect value stocks to continue to perform well, albeit not at the extreme level of outperformance from this past year. While economic growth remains fairly robust, we do not expect growth factors to aid significantly in stock selection. If interest rates begin to rise materially, yield-derived factors such as dividend yield may perform poorly as well.
Our outlook for low volatility as an equity factor is close to neutral, and we do not anticipate as large of a dispersion between high-volatility and low-volatility stocks as was the case in the past year. This is consistent with our long-term expectation for low-volatility stocks to produce returns similar to the market over a full market cycle, but with lower overall volatility.

Portfolio Composition
(% of Portfolio)
Common Stock 96.9%
Short-Term Investments 3.1%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Information Technology 19.5%
Health Care 18.5%
Consumer Staples 13.0%
Communications Services 10.9%
Industrials 9.7%
Financials 7.1%
Utilities 6.9%
Consumer Discretionary 4.9%
Materials 3.0%
Real Estate 2.7%
Top 10 Countries
(% of Net Assets)
United States 60.2%
Japan 12.4%
Switzerland 6.5%
Canada 5.8%
Denmark 3.0%
Ireland 2.2%
Netherlands 1.2%
Germany 0.9%
Hong Kong 0.9%
United Kingdom 0.8%
Investments in securities in these countries
represent 93.9% of the total net assets of the
Fund.
Quoted Major Market Sectors, Portfolio Composition and Top 10 Countries are subject to change.
The lists of Major Market Sectors and Top 10 Countries exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Countries chart does not include derivatives.
Average Annual Total Returns
1
As of October 31, 2021
From
Inception
Class S 1-Year
2/28/2017
Net Asset Va lue 24.25% 9.68%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thriventfunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
* Morgan Stanley Capital International (MSCI) World Minimum Volatility Index - USD Net Returns measures the performance characteristics of a minimum variance strategy applied to a universe of large- and mid-cap stocks in 23 developed market countries. It is an optimized version of the MSCI World In-
dex. It is not possible to invest directly in the Index. The performance of the Index reflects dividends reinvested after the deduction of withholding taxes.
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Mid Cap Growth Fund

The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
David J. Lettenberger, CFA, and Siddharth Sinha, CFA, Co-Portfolio Managers
The Fund seeks long-term capital growth.
Investment in Thrivent Mid Cap Growth Fund involves risks including mid cap, growth investing, equity security, market, technology-oriented companies, issuer, investment adviser, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Fund perform during the 12-month period ended October 31, 2021?
Thrivent Mid Cap Growth Fund earned a return of 41.11%, compared with the median return of its peer group, the Lipper Mid Cap Growth
Funds category, of 38.71%. The Fund’s market benchmarks, the Russell Midcap® Growth Index and the S&P MidCap 400® Growth Index,
earned returns of 39.43% and 41.71%, respectively.
What factors affected the Fund’s performance?
The Fund outperformed the Lipper category and Russell Mid Cap Growth Index primarily due to stock selection in the Industrials and Financials sectors. Generally positive stock selection in most other sectors, except for Health Care, also contributed to the outperformance.
While the Industrial sector was an inline performer versus the benchmarks during this period, the Fund’s stock selection as well as overweighting led to strong relative returns. From a stock selection perspective, the Fund’s positioning in Industrial stocks such as United
Rentals and Generac contributed to outperformance driven by strong near-term results and potential for increasing infrastructure and clean energy spending under the new administration. Similarly, stocks such as Vicor and Chart Industries delivered solid performance.
These two next-generation industrial growth stocks benefited from near-term results and realization of long-term growth potential for these companies in high-voltage electrification and alternative energy generation, respectively. Howmet Aerospace also contributed to the
Fund’s outperformance as the stock benefited from the expected initial recovery in commercial aerospace aircraft manufacturing following the COVID-related pause.
The Financial sector was one of the top-performing sectors in both the Lipper peer group and the Russell benchmark. The Fund benefited from strong stock selection as well as being slightly overweighted in the sector. The Fund’s growth-oriented regional bank stocks, Western
Alliance Bancorporation and Signature Bank, had strong performance driven by fundamentals and potential for rising interest rates. The
Fund also benefited from strong performance in SVB Financial, a position we exited earlier in the calendar year due to valuation.
Information Technology was also one of the top-performing sectors in the peer group and benchmark. Within Technology, the fundamental tailwinds of the cloud and subscription-based software models have been well understood by investors for some time. However, the onset of COVID led to changes in both consumer and corporate behavior, contributing to already strong growth opportunities for many software companies. The Fund’s performance in the Technology sector was generally in line with the benchmarks as strong stock selection in software and services stocks was offset by underperformance versus the benchmarks in hardware and equipment-related stocks. Stocks such as Bill.com, Paycom Software, Palo Alto Networks, and Elastic aided the Fund’s performance, while results were hurt by holdings such as RingCentral and Lumentum.
Stock selection was relatively weak in the Health Care sector. COVID-related issues impacted the overall health care industry in the form of deferred elective procedures as well as higher labor and other inflationary costs. These factors impacted the Fund’s holdings such as LHC
Group and Nevro. Given that LHC Group was a top performer during the previous reporting period, combined with the secular challenges to the home health industry from inflationary costs, the Fund no longer holds this position. The Fund also underperformed the benchmarks in biotechnology primarily due to Acadia Pharmaceuticals. The stock corrected following an unexpected and yet unresolved issue with the
FDA regarding the approval of its new drug.
What is your outlook?
The Fund’s management team continues to identify and invest in companies with sustainable growth opportunities and strong competitive advantages that can execute regardless of the market or economic environment. The Fund remains overweighted in cyclical growth sectors given current and expected market and economic dynamics. In addition, given the high volatility and frequent rotations between growth and value sectors this year, we used sell offs to initiate new positions, especially in the Technology and Health Care sectors. We believe these corrections present an opportunity to evaluate new secular growth stocks in these sectors that fit the Fund mandate.

Portfolio Composition
(% of Portfolio)
Common Stock 95.9%
Short-Term Investments 2.7%
Registered Investments
Companies 1.4%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Information Technology 29.3%
Industrials 19.7%
Health Care 19.2%
Consumer Discretionary 13.3%
Financials 6.7%
Materials 3.1%
Real Estate 2.8%
Communications Services 2.6%
Unaffiliated Registered
Investment Companies 1.4%
Consumer Staples 1.0%
Top 10 Holdings
(% of Net Assets)
Generac Holdings, Inc. 2.3%
Bill.com Holdings, Inc. 2.3%
Monolithic Power Systems, Inc. 2.2%
TransUnion 2.0%
Paycom Software, Inc. 1.9%
Dexcom , Inc. 1.9%
MSCI, Inc. 1.9%
Insulet Corporation 1.9%
United Rentals, Inc. 1.7%
Match Group, Inc. 1.7%
These securities represent 19.8% of the total
net assets of the Fund.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of October 31, 2021
From
Inception
Class S 1-Year
2/28/2020
Net Asset Valu e 41.11% 41.36%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thriventfunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
*
**
The Russell Mid Cap
®
Growth Index is an unmanaged market capitalization-weighted index of medium capitalization growth oriented stocks of U.S.
domiciled companies that are included in the Russell Midcap Index.
The S&P Mid Cap 400
®
Growth Index is an index that measures the performance of the growth stocks in the S&P Mid Cap 400
®
Index.
*** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Mid Cap Stock Fund

Quoted Fund performance is for Class A shares and does not reflect a sales charge.
The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
Brian J. Flanagan, CFA, Portfolio Manager
The Fund seeks long-term capital growth.
Investment in Thrivent Mid Cap Stock Fund involves risks including mid cap, equity security, market, issuer, investment adviser, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Fund perform during the 12-month period ended October 31, 2021?
Thrivent Mid Cap Stock Fund earned a return of 53.09%, compared with the median return of its peer group, the Lipper Mid Cap Core
Funds category, of 45.37%. The Fund’s market benchmarks, the Russell Midcap® Index and the S&P MidCap 400® Index, earned returns of 45.40% and 48.90%, respectively.
What factors affected the Fund’s performance?
The Fund’s significant outperformance during the period was led by favorable security selection within the Industrials, Information
Technology, and Financial sectors, which was only slightly offset by negative relative results in the Real Estate sector. The Fund’s
Industrial outperformance was spread across multiple industries and led by United Rentals, which benefited from increasing infrastructure demand for the company’s aerial work platforms and specialty services. Within the Information Technology sector, Bill.com and Nuance
Communications, which was acquired by Microsoft, boosted returns. Regional banks Western Alliance and Zions Bancorporation buoyed the Financial sector’s performance as attractive valuations, exceptional credit performance, and strong capital levels provided a potent combination for investors. Digital Realty underperformed the REIT universe as investors worried that too much data center capacity was being built, which would potentially lower future returns for the company.
What is your outlook?
Managing a portfolio in the current environment is analogous to navigating an obstacle course that includes a number of potential risks and opportunities. In terms of risks, the Delta variant has once again caused worldwide COVID cases to increase and economic growth to slow. The Federal Reserve is preparing to taper asset purchases, which will further slow money growth and create a headwind to market liquidity. Also, China’s economic growth is slowing as the government increases regulations, attempts to limit pollution for the upcoming
Olympic games, and faces a potential real-estate investment crisis. Because China’s growth has fueled many economies around the world, any slowdown there will reverberate elsewhere. Additionally, logistical challenges—everything from a lack of capacity, a lack of labor, and
COVID outbreaks shutting down production—are causing widespread product shipment delays. Finally, the labor shortfall is resulting in extraordinary increases in wages.
On the other hand, however, many factors are providing offsetting opportunities. To begin, vaccination rates continue to increase, which should help COVID infection rates to peak and begin a descent. Next, fiscal policy is expected to increase spending, which will offset some of the monetary slowdown. Additionally, logistical challenges are causing many companies to find or pull forward efficiency improvements that will create long-lasting productivity gains. Finally, the plethora of job openings is lowering the unemployment rate, significantly raising wages, and increasing consumer purchasing power.
We believe our clearly defined investment process will help the Fund to be successful in this environment. Our process focuses on valuation, operating performance, and a proprietary view to find companies that can maintain a high return on invested capital (ROIC) or increase their current ROIC above their weighted average cost of capital (WACC). The current landscape calls for a particular focus on operating performance to discover those companies that have pricing power and are investing in efficiency improvements to offset cost challenges and increase their ROIC.

Portfolio Composition
(% of Portfolio)
Common Stock 95.0%
Short-Term Investments 5.0%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Industrials 18.7%
Information Technology 16.1%
Financials 14.4%
Consumer Discretionary 13.8%
Health Care 8.6%
Real Estate 6.6%
Utilities 4.5%
Materials 4.5%
Consumer Staples 2.9%
Energy 2.7%
Top 10 Holdings
(% of Net Assets)
United Rentals, Inc. 3.5%
Western Alliance Bancorp 3.2%
Lululemon Athletica , Inc. 2.7%
Bill.com Holdings, Inc. 2.6%
NVR, Inc. 2.3%
Old Dominion Freight Line, Inc. 2.3%
Chipotle Mexican Grill, Inc. 2.2%
Quanta Services, Inc. 2.2%
Zions Bancorporation, N.A. 2.0%
Camden Property Trust 2.0%
These securities represent 25.0% of the total
net assets of the Fund.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of October 31, 2021
Class A
2
1-Year 5 Years 10 Years
without sales charge 53.09% 17.80% 15.88%
with sales charge 46.20% 16.72% 15.35%
Class S 1-Year 5 Years 10 Years
Net Asset Value 53.40% 18.13% 16.29%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thriventfunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
2 Class A performance with sales charge reflects the maximum sales charge of 4.5%.
(a) Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes.
* As you compare performance, please note that the Fund’s performance reflects the maximum 4.5% sales charge, while the benchmark indices do not reflect any such charges, deductions for fees, expenses or taxes. If you were to purchase any of the above individual securities represented in the
Index, any charges you would pay would reduce your total return as well.
** S&P MidCap 400
®
Index represents the average performance of a group of 400 medium capitalization stocks.
*** The Russell Midcap
®
Index is an index that measures the performance of the smallest 800 securities in the Russell 1000
®
Index, as ranked by total mar-
ket capitalization. It is not possible to invest directly in these Indexes. The performance of these Indexes does not reflect deductions for fees, expenses or taxes.
**** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Mid Cap Value Fund

The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
Graham Wong, CFA, Portfolio Manager
The Fund seeks long-term capital growth.
Investment in Thrivent Mid Cap Value Fund involves risks including mid cap, value investing, equity security, market, issuer, investment adviser, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Fund perform during the 12-month period ended October 31, 2021?
Thrivent Mid Cap Value Fund earned a return of 59.38%, compared with the median return of its peer group, the Lipper Mid Cap Value
Funds category, of 50.39%. The Fund’s market benchmarks, the Russell Midcap® Value Index and the S&P MidCap 400® Value Index,
earned returns of 48.60% and 57.13%, respectively.
What factors affected the Fund’s performance?
The Mid Cap Value Fund’s outperformance over the past year was driven by both positive stock selection and sector allocation. Against its peer group, the Fund outperformed in 10 of the 11 sectors, led by Information Technology, Consumer Staples, and Real Estate.
The only sector with negative relative performance was Consumer Discretionary. Consistent with the Fund’s investment process, the outperformance of many of our companies was driven by improved operating performance that drove higher profitability.
In Technology, the Fund outperformed in all three sub-industries. In hardware, FLIR Systems and Jabil outperformed. FLIR, a thermal imaging systems company, was acquired by a competitor at a significant premium. Jabil, an electronic manufacturing services company, outperformed as the company expanded profit margins by growing its higher margin health care business, while shrinking exposure to lower margin iPhone revenues. In software, PTC outperformed as the industrial software company benefited from a cyclical end-market recovery as well as secular growth in Internet of Things (IoT) and Augmented Reality. In semiconductors, ON Semiconductor continued to execute on its new CEO’s plan to lower commoditized and cyclical exposures and focus on strategic products. Like many of its peers, the company is also benefiting from a strong pricing environment driven by supply tightness.
In Consumer Staples, supermarket giant Albertsons outperformed as investors gained confidence in its transformation strategy through the hiring of Sharon McCollam as president and CFO. McCollam, a former CFO at Best Buy and Williams Sonoma, oversaw successful transformation strategies at both companies. Albertsons also benefited from a stronger pricing environment driven by growth in eat-
at-home as well as better competitive discipline within the industry. Hain Celestial, a natural and organic foods producer, contributed positively as the company executed on its margin improvement plan while also shifting its focus to accelerating organic growth.
In Real Estate, CBRE Group, a provider of property management and other real estate services, performed strongly due to a recovery in real estate activities. The company also made a shift to increased services outsourcing, including facilities management and project management.
Consumer Discretionary was the only sector that detracted from the Fund’s relative performance. The main culprit was Dollar Tree, which was particularly hurt by supply chain disruptions and wage inflation. The company has one of the highest freight costs per revenue dollar exposure as well as a lower average wages versus retail peers. We reviewed our investment thesis and decided it remained intact, as we believe inflationary pressures will accelerate the company’s multi-price point strategy, helping offset cost inflation. Dollar Tree’s management team recently confirmed the company is accelerating this plan.
What is your outlook?
After the shortest recession and bear market in history in early 2020, equities continued to rally over the past year. Large government stimulus packages propped up the economy despite a resurgence in COVID-19 cases due to the Delta variant. The ISM Manufacturing
PMI index recently peaked at 64.7, which is the highest level since 1983. We expect growth to slow going forward. While corporate profitability has been strong, it is at or near peak levels already. We see potential downside to profit margins given the risk of cost inflation tied to labor, commodities, and supply chain. On the positive side, strong consumer and corporate balance sheets should continue to support healthy consumption and capital expenditures.
The Fund’s process is driven by bottom-up stock selection rather than top-down macroeconomic predictions. Given our expectation that growth and margins may decelerate, we believe a focus on finding undervalued stocks with improving operating performance becomes even more important. We continue to identify opportunities to invest either in companies with a plausible path to operational improvement or in those that are undervalued relative to their profitability profile. The latter category contains many high-quality companies that underperformed during the recent rally.

Portfolio Composition
(% of Portfolio)
Common Stock 97.4%
Short-Term Investments 1.6%
Registered Investments
Companies 1.0%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Financials 20.4%
Industrials 15.9%
Consumer Discretionary 12.3%
Information Technology 9.4%
Real Estate 7.3%
Materials 6.9%
Health Care 6.7%
Consumer Staples 5.1%
Energy 5.0%
Communications Services 4.8%
Top 10 Holdings
(% of Net Assets)
Crane Company 3.0%
Berry Plastics Group, Inc. 2.6%
Carlisle Companies, Inc. 2.5%
Dollar Tree, Inc. 2.3%
Wintrust Financial Corporation 2.2%
Hartford Financial Services Group, Inc. 2.2%
Axalta Coating Systems, Ltd. 2.1%
Comerica, Inc. 2.1%
Voya Financial, Inc. 2.0%
Cboe Global Markets, Inc. 2.0%
These securities represent 23.0% of the total
net assets of the Fund.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of October 31, 2021
From
Inception
Class S 1-Year
2/28/2020
Net Ass et Value 59.38% 33.68%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thriventfunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
*
The Russell Midcap
®
Value Index is an index composed of mid-capitalization U.S. equities that exhibit value characteristics.
**
The S&P Mid Cap 400
®
Value Index is an index that measures the performance of the value stocks in the S&P Mid Cap 400
®
Index.
*** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Moderate Allocation Fund

Quoted Fund performance is for Class A shares and does not reflect a sales charge.
The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
David S. Royal, David R. Spangler, CFA, and Stephen D. Lowe, CFA, Portfolio Co-Managers
The Fund seeks long-term capital growth while providing reasonable stability of principal.
Investment in Thrivent Moderate Allocation Fund involves risks including allocation, equity security, interest rate, large cap, mid cap, market, credit,
LIBOR, other funds, high yield, foreign securities, emerging markets, foreign currency, small cap, growth investing, value investing, investment adviser, conflicts of interest, issuer, quantitative investing, derivatives, portfolio turnover rate, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Fund perform during the 12-month period ended October 31, 2021?
Thrivent Moderate Allocation Fund earned a return of 22.78%, compared with the median return of its peer group, the Lipper Mixed-
Asset Target Allocation Moderate Funds category, of 21.74%. The Fund’s market benchmarks, the S&P 500® Index, the Bloomberg U.S.
Aggregate Bond Index, and the MSCI All Country World Index ex-USA–USD Net Returns, earned returns of 42.91%, -0.48% and 29.66%, respectively.
What factors affected the Fund’s performance?
Beginning in early November 2020, the markets performed very strongly following the announcement of vaccines and then subsequent approvals in December. The markets continued that strength through the earlier part of this year with small-cap stocks more than doubling the performance of large caps. During this period through mid-March 2021, lower-quality stocks led the market and the Fund’s performance lagged the Lipper peer group. However, after the markets stabilized and returned to higher-quality leadership, the Fund began to outperform the Lipper group. This outperformance accelerated by mid-year and continued through period end as the more defensive areas of the market strongly led in the second half of the year.
For the full period, the Fund’s equity performance was strong compared to its Lipper peers due to both allocation effect and selection effect. Within allocation effect, an overweighting to domestic equities added value. Also, within international, the Fund benefited from an underweighting in emerging markets (EM) equity, which materially underperformed. However, a modest underweighting to small-
cap stocks detracted from performance as small caps outperformed large caps. The Fund’s low-volatility strategy also underperformed the broader market. Within selection effect, the various equity managers strongly outperformed in aggregate for the period, with large-
cap managers leading overall and the large-cap value manager providing especially strong performance. Additionally, the developed international and EM managers also provided strong relative performance. Within sectors, the Fund experienced positive contributions from Financials, Materials, Information Technology, and Energy, while Health Care detracted.
As part of the management process, we employed several derivative strategies for the purpose of adjusting the Fund’s exposures to various asset classes when deemed appropriate, in addition to more efficiently managing cash inflows and outflows. Earlier in 2021, we reduced EM exposure to an underweighting in favor of developed international equity and domestic equity. As noted above, EM materially underperformed so this positioning added to the Fund’s positive relative performance. Later in the reporting period, we added back to
EM, while still remaining underweighted. In late September of this year, we increased the Fund’s exposure primarily in domestic small-
and mid-cap stocks following market weakness, bringing small-cap exposure from a modest underweighting to a neutral weighting while maintaining the Fund’s overall equity overweighting. Throughout the period, we rebalanced several times to achieve asset class targets.
Within the fixed-income market, interest rates rose from historically low levels reflecting the economic recovery and higher inflation. Also, rates rose based on expectations that the Federal Reserve (Fed) would begin to tighten monetary policy soon. The Treasury yield curve flattened with intermediate rates rising the most as the market started to price in future rate increases. Higher-quality, interest-rate sensitive fixed-income securities produced the weakest returns, including long-maturity Treasuries, while lower-quality segments such as high yield outperformed. The fixed-income portion of the Fund outperformed in part due to its overweighting in high yield and leveraged loans and underweighting in Treasuries. Also, the Fund’s securitized assets outperformed including mortgage-backed securities. Additionally, interest-rate positioning contributed positively to relative performance. We used Treasury futures and options along with mortgage options to help manage the Fund’s interest-rate exposure, and credit default swap indexes to manage credit exposure.
What is your outlook?
The Fund remains modestly overweighted in equity versus fixed income by approximately 1% to 2% and consistent with the full-year period, we favor domestic over international equities. Within domestic equity, the Fund remains overweighted in large- and mid-cap stocks while neutrally weighted in small caps. Within international equity, we continue to favor developed markets over EM. The economic backdrop remains solid, supporting an overweighting to risk assets. However, in aggregate, the Fund is overweighted in more defensive areas of the market including larger caps, growth, momentum, and technology. Global growth is expected to moderate into 2022.
Therefore, even if we see a near-term resurgence of more cyclical value and lower-quality areas of the market fueled by rising inflation, we expect higher-quality, domestic larger-cap stocks and developed international equity to outperform over the intermediate and longer term.
Within fixed income, we expect the Fed to start raising rates in the second half of 2022 and possibly sooner if inflation persists at high levels. Longer-term interest rates should also rise in response to economic growth and inflation. Fixed-income positioning is moderately overweighted in credit and positioned for higher interest rates.

Portfolio Composition
(% of Portfolio)
Large Cap 30.5%
Investment Grade Debt 27.8%
Short-Term Investments 14.5%
International 8.4%
Small Cap 6.6%
Mid Cap 3.9%
High Yield 3.0%
Multi-Cap 2.2%
Emerging Markets Debt 1.9%
Floating Rate Debt 1.2%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Large Cap Growth Fund, Class S 9.0%
Thrivent Large Cap Value Fund, Class S 7.7%
Thrivent Mid Cap Stock Fund, Class S 5.0%
Thrivent International Allocation Fund, Class S 4.4%
Thrivent Income Fund, Class S 3.7%
Thrivent Core Low Volatility Equity Fund 2.5%
Thrivent Core Emerging Markets Debt Fund 2.2%
Thrivent Global Stock Fund, Class S 2.1%
Thrivent Limited Maturity Bond Fund, Class S 1.9%
Thrivent Small Cap Stock Fund, Class S 1.3%
These securities represent 39.8% of the total net
assets of the Fund.
Portfolio Composition illustrates market exposure of all asset classes, including long and short derivatives. Portfolio composition does not look-through other mutual funds held to their underlying assets, but rather each fund is assigned an asset class.
The Portfolio Composition char excludes collateral held for securities loaned.
The lists of Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Quoted Portfolio Composition and Top 10 Holdings are subject to change. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of October 31, 2021
Class A
2
1-Year 5 Years 10 Years
without sales charge 22.78% 10.32% 8.66%
with sales charge 17.28% 9.31% 8.16%
Class S 1-Year 5 Years 10 Years
Net Asset Value 23.07% 10.60% 8.97%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thriventfunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
2 Class A performance with sales charge reflects the maximum sales charge of 4.5%.
(a) Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes.
* As you compare performance, please note that the Fund’s performance reflects the maximum 4.5% sales charge, while the benchmark indices do not reflect any such charges, deductions for fees, expenses or taxes. If you were to purchase any of the above individual securities represented in those Indexes, any charges you would pay would reduce your total return as well.
** The Bloomberg U.S. Aggregate Bond Index is an index that measures the performance of U.S. investment grade bonds.
*** The MSCI All Country World Index ex-USA - USD Net Returns is an unmanaged market capitalization-weighted index that is designed to represent the performance of developed and emerging stock markets throughout the world. The performance of the Index reflects dividends reinvested after the deduction of withholding taxes.
**** The S&P 500® Index is an index that represents the average performance of a group of 500 widely held, publicly traded stocks. “S&P 500®” is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by Thrivent Financial for Lutherans. The product is not sponsored, endorsed or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the product.
***** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent Moderately Aggressive Allocation Fund

Quoted Fund performance is for Class A shares and does not reflect a sales charge.
The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
David S. Royal, David R. Spangler, CFA, and Stephen D. Lowe, CFA, Portfolio Co-Managers
The Fund seeks long-term capital growth.
Investment in Thrivent Moderately Aggressive Allocation Fund involves risks including allocation, equity security, large cap, small cap, mid cap, market, other funds, growth investing, value investing, foreign securities, emerging markets, foreign currency, interest rate, credit, LIBOR, investment adviser, conflicts of interest, issuer, quantitative investing, derivatives, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Fund perform during the 12-month period ended October 31, 2021?
Thrivent Moderately Aggressive Allocation Fund earned a return of 29.10%, compared with the median return of its peer group, the Lipper
Mixed-Asset Target Allocation Growth Funds category, of 28.15%. The Fund’s market benchmarks, the S&P 500® Index, the Bloomberg
U.S. Aggregate Bond Index, and the MSCI All Country World Index ex-USA–USD Net Returns, earned returns of 42.91%, -0.48% and
29.66%, respectively.
What factors affected the Fund’s performance?
Beginning in early November 2020, the markets performed very strongly following the announcement of vaccines and then subsequent approvals in December. The markets continued that strength through the earlier part of this year with small-cap stocks more than doubling the performance of large caps. During this period through mid-March 2021, lower-quality stocks led the market and the Fund’s performance lagged the Lipper peer group. However, after the markets stabilized and returned to higher-quality leadership, the Fund began to outperform the Lipper group. This outperformance accelerated by mid-year and continued through period end as the more defensive areas of the market strongly led in the second half of the year.
For the full period, the Fund’s equity performance was strong compared to its Lipper peers due to both allocation effect and selection effect. Within allocation effect, an overweighting to domestic equities added value. Also, within international, the Fund benefited from an underweighting in emerging markets (EM) equity, which materially underperformed. However, a modest underweighting to small-
cap stocks detracted from performance as small caps outperformed large caps. The Fund’s low-volatility strategy also underperformed the broader market. Within selection effect, the various equity managers strongly outperformed in aggregate for the period, with large-
cap managers leading overall and the large-cap value manager providing especially strong performance. Additionally, the developed international and EM managers also provided strong relative performance. Within sectors, the Fund experienced positive contributions from Financials, Materials, Information Technology, and Energy, while Health Care detracted.
As part of the management process, we employed several derivative strategies for the purpose of adjusting the Fund’s exposures to various asset classes when deemed appropriate, in addition to more efficiently managing cash inflows and outflows. Earlier in 2021, we reduced EM exposure to an underweighting in favor of developed international equity and domestic equity. As noted above, EM materially underperformed so this positioning added to the Fund’s positive relative performance. Later in the reporting period, we added back to
EM, while still remaining underweighted. In late September of this year, we increased the Fund’s exposure primarily in domestic small-
and mid-cap stocks following market weakness, bringing small-cap exposure from a modest underweighting to a neutral weighting while maintaining the Fund’s overall equity overweighting. Throughout the period, we rebalanced several times to achieve asset class targets.
Within the fixed-income market, interest rates rose from historically low levels reflecting the economic recovery and higher inflation. Also, rates rose based on expectations that the Federal Reserve (Fed) would begin to tighten monetary policy soon. The Treasury yield curve flattened with intermediate rates rising the most as the market started to price in future rate increases. Higher-quality, interest-rate sensitive fixed-income securities produced the weakest returns, including long-maturity Treasuries, while lower-quality segments such as high yield outperformed. The fixed-income portion of the Fund outperformed in part due to its overweighting in high yield and leveraged loans and underweighting in Treasuries. Also, the Fund’s securitized assets outperformed including mortgage-backed securities. Additionally, interest-rate positioning contributed positively to relative performance. We used Treasury futures and options along with mortgage options to help manage the Fund’s interest-rate exposure, and credit default swap indexes to manage credit exposure.
What is your outlook?
The Fund remains modestly overweighted in equity versus fixed income by approximately 1% to 2% and consistent with the full-year period, we favor domestic over international equities. Within domestic equity, the Fund remains overweighted in large- and mid-cap stocks while neutrally weighted in small caps. Within international equity, we continue to favor developed markets over EM. The economic backdrop remains solid, supporting an overweighting to risk assets. However, in aggregate, the Fund is overweighted in more defensive areas of the market including larger caps, growth, momentum, and technology. Global growth is expected to moderate into 2022.
Therefore, even if we see a near-term resurgence of more cyclical value and lower-quality areas of the market fueled by rising inflation, we expect higher-quality, domestic larger-cap stocks and developed international equity to outperform over the intermediate and longer term.
Within fixed income, we expect the Fed to start raising rates in the second half of 2022 and possibly sooner if inflation persists at high levels. Longer-term interest rates should also rise in response to economic growth and inflation. Fixed-income positioning is moderately overweighted in credit and positioned for higher interest rates.

Portfolio Composition
(% of Portfolio)
Large Cap 37.8%
Investment Grade Debt 18.0%
Short-Term Investments 12.1%
International 11.8%
Small Cap 7.8%
Mid Cap 6.1%
Multi-Cap 3.0%
High Yield 1.7%
Emerging Markets Debt 1.0%
Floating Rate Debt 0.7%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Large Cap Growth Fund, Class S 10.3%
Thrivent Large Cap Value Fund, Class S 8.1%
Thrivent International Allocation Fund, Class S 7.4%
Thrivent Mid Cap Stock Fund, Class S 6.8%
Thrivent Global Stock Fund, Class S 4.8%
Thrivent Core Low Volatility Equity Fund 3.3%
Thrivent Core International Equity Fund 1.9%
Thrivent Income Fund, Class S 1.9%
Thrivent Small Cap Stock Fund, Class S 1.7%
Thrivent Core Emerging Markets Debt Fund 1.2%
These securities represent 47.4% of the total net
assets of the Fund.
Portfolio Composition illustrates market exposure of all asset classes, including long and short derivatives. Portfolio composition does not look-through other mutual funds held to their underlying assets, but rather each fund is assigned an asset class.
The Portfolio Composition chart excludes collateral held for securities loaned.
The lists of Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Quoted Portfolio Composition and Top 10 Holdings are subject to change. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of October 31, 2021
Class A
2
1-Year 5 Years 10 Years
without sales charge 29.10% 12.54% 10.35%
with sales charge 23.33% 11.50% 9.84%
Class S 1-Year 5 Years 10 Years
Net Asset Value 29.32% 12.79% 10.67%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit ThriventFunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit ThriventFunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
2 Class A performance with sales charge reflects the maximum sales charge of 4.5%.
(a) Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes.
* As you compare performance, please note that the Fund’s performance reflects the maximum 4.5% sales charge, while the benchmark indices do not reflect any such charges, deductions for fees, expenses or taxes. If you were to purchase any of the above individual securities represented in those Indexes, any charges you would pay would reduce your total return as well.
** The Bloomberg U.S. Aggregate Bond Index is an index that measures the performance of U.S. investment grade bonds.
*** The MSCI All Country World Index ex-USA - USD Net Returns is an unmanaged market capitalization-weighted index that is designed to represent the performance of developed and emerging stock markets throughout the world. The performance of the Index reflects dividends reinvested after the deduction of withholding taxes.
**** The S&P 500® Index is an index that represents the average performance of a group of 500 widely held, publicly traded stocks. “S&P 500®” is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by Thrivent Financial. The product is not sponsored, endorsed or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the product..
***** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent Moderately Conservative Allocation Fund

Quoted Fund performance is for Class A shares and does not reflect a sales charge.
The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
David S. Royal, David R. Spangler, CFA, and Stephen D. Lowe, CFA, Portfolio Co-Managers
The Fund seeks long-term capital growth while providing reasonable stability of principal.
Investment in Thrivent Moderately Conservative Allocation Fund involves risks including allocation, interest rate, equity security, market, large cap, credit, LIBOR, mortgage-backed and other asset-backed securities, government securities, high yield, mid cap, other funds, foreign securities, emerging markets, foreign currency, investment adviser, conflicts of interest, issuer, quantitative investing, leveraged loan, prepayment, derivatives, portfolio turnover rate, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Fund perform during the 12-month period ended October 31, 2021?
Thrivent Moderately Conservative Allocation Fund earned a return of 13.09%, compared with the median return of its peer group, the
Lipper Mixed-Asset Target Allocation Conservative Funds category, of 12.95%. The Fund’s market benchmarks, the S&P 500® Index, the Bloomberg U.S. Aggregate Bond Index, and the MSCI All Country World Index ex-USA–USD Net Returns, earned returns of 42.91%,
-0.48% and 29.66%, respectively.
What factors affected the Fund’s performance?
Beginning in early November 2020, the markets performed very strongly following the announcement of vaccines and then subsequent approvals in December. The markets continued that strength through the earlier part of this year with small-cap stocks more than doubling the performance of large caps. During this period through mid-March 2021, lower-quality stocks led the market and the Fund’s performance lagged the Lipper peer group. However, after the markets stabilized and returned to higher-quality leadership, the Fund began to outperform the Lipper group. This outperformance accelerated by mid-year and continued through period end as the more defensive areas of the market strongly led in the second half of the year.
For the full period, the Fund’s equity performance was strong compared to its Lipper peers due to both allocation effect and selection effect. Within allocation effect, an overweighting to domestic equities added value. Also, within international, the Fund benefited from an underweighting in emerging markets (EM) equity, which materially underperformed. However, a modest underweighting to small-
cap stocks detracted from performance as small caps outperformed large caps. The Fund’s low-volatility strategy also underperformed the broader market. Within selection effect, the various equity managers strongly outperformed in aggregate for the period, with large-
cap managers leading overall and the large-cap value manager providing especially strong performance. Additionally, the developed international and EM managers also provided strong relative performance. Within sectors, the Fund experienced positive contributions from Financials, Materials, Information Technology, and Energy, while Health Care detracted.
As part of the management process, we employed several derivative strategies for the purpose of adjusting the Fund’s exposures to various asset classes when deemed appropriate, in addition to more efficiently managing cash inflows and outflows. Earlier in 2021, we reduced EM exposure to an underweighting in favor of developed international equity and domestic equity. As noted above, EM materially underperformed so this positioning added to the Fund’s positive relative performance. Later in the reporting period, we added back to
EM, while still remaining underweighted. In late September of this year, we increased the Fund’s exposure primarily in domestic small-
and mid-cap stocks following market weakness, bringing small-cap exposure from a modest underweighting to a neutral weighting while maintaining the Fund’s overall equity overweighting. Throughout the period, we rebalanced several times to achieve asset class targets.
Within the fixed-income market, interest rates rose from historically low levels reflecting the economic recovery and higher inflation. Also, rates rose based on expectations that the Federal Reserve (Fed) would begin to tighten monetary policy soon. The Treasury yield curve flattened with intermediate rates rising the most as the market started to price in future rate increases. Higher-quality, interest-rate sensitive fixed-income securities produced the weakest returns, including long-maturity Treasuries, while lower-quality segments such as high yield outperformed. The fixed-income portion of the Fund outperformed in part due to its overweighting in high yield and leveraged loans and underweighting in Treasuries. Also, the Fund’s securitized assets outperformed including mortgage-backed securities. Additionally, interest-rate positioning contributed positively to relative performance. We used Treasury futures and options along with mortgage options to help manage the Fund’s interest-rate exposure, and credit default swap indexes to manage credit exposure.
What is your outlook?
The Fund remains modestly overweighted in equity versus fixed income by approximately 1% to 2% and consistent with the full-year period, we favor domestic over international equities. Within domestic equity, the Fund remains overweighted in large- and mid-cap stocks while neutrally weighted in small caps. Within international equity, we continue to favor developed markets over EM. The economic backdrop remains solid, supporting an overweighting to risk assets. However, in aggregate, the Fund is overweighted in more defensive areas of the market including larger caps, growth, momentum, and technology. Global growth is expected to moderate into 2022.
Therefore, even if we see a near-term resurgence of more cyclical value and lower-quality areas of the market fueled by rising inflation, we expect higher-quality, domestic larger-cap stocks and developed international equity to outperform over the intermediate and longer term.
Within fixed income, we expect the Fed to start raising rates in the second half of 2022 and possibly sooner if inflation persists at high levels. Longer-term interest rates should also rise in response to economic growth and inflation. Fixed-income positioning is moderately overweighted in credit and positioned for higher interest rates.

Portfolio Composition
(% of Portfolio)
Investment Grade Debt 42.7%
Short-Term Investments 17.5%
Large Cap 17.5%
International 5.0%
High Yield 4.4%
Small Cap 3.7%
Mid Cap 3.0%
Emerging Markets Debt 2.8%
Floating Rate Debt 1.8%
Multi-Cap 1.6%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Large Cap Value Fund, Class S 7.3%
Thrivent Income Fund, Class S 6.4%
Thrivent Large Cap Growth Fund, Class S 5.1%
Thrivent International Allocation Fund, Class S 3.7%
Thrivent Core Emerging Markets Debt Fund 3.2%
Thrivent Limited Maturity Bond Fund, Class S 3.2%
Thrivent Mid Cap Stock Fund, Class S 2.2%
Thrivent High Yield Fund, Class S 1.9%
Thrivent Core Low Volatility Equity Fund 1.9%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 1.8%
These securities represent 36.7% of the total net
assets of the Fund.
Portfolio Composition illustrates market exposure of all asset classes, including long and short derivatives. Portfolio composition does not look-through other mutual funds held to their underlying assets, but rather each fund is assigned an asset class.
The Portfolio Composition char excludes collateral held for securities loaned.
The lists of Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Quoted Portfolio Composition and Top 10 Holdings are subject to change. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of October 31, 2021
Class A
2
1-Year 5 Years 10 Years
without sales charge 13.09% 7.27% 6.41%
with sales charge 8.01% 6.28% 5.92%
Class S 1-Year 5 Years 10 Years
Net Asset Value 13.40% 7.54% 6.72%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thriventfunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
2 Class A performance with sales charge reflects the maximum sales charge of 4.5%.
(a) Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes.
* As you compare performance, please note that the Fund’s performance reflects the maximum 4.5% sales charge, while the benchmark indices do not reflect any such charges, deductions for fees, expenses or taxes. If you were to purchase any of the above individual securities represented in those
Indexes, any charges you would pay would reduce your total return as well.
** The Bloomberg U.S. Aggregate Bond Index is an index that measures the performance of U.S. investment grade bonds.
*** The MSCI All Country World Index ex-USA - USD Net Returns is an unmanaged market capitalization-weighted index that is designed to represent the performance of developed and emerging stock markets throughout the world. The performance of the Index reflects dividends reinvested after the deduction of withholding taxes.
**** The S&P 500
®
Index is an index that represents the average performance of a group of 500 widely held, publicly traded stocks. “S&P 500
®
” is a trade-
mark of The McGraw-Hill Companies, Inc. and has been licensed for use by Thrivent Financial for Lutherans. The product is not sponsored, endorsed or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the product.
***** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent Money Market Fund

An investment in the Thrivent Money Market Fund is not insured or guaranteed by the FDIC or any other government agency.
Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Quoted Fund performance is for Class A shares.
The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
William D. Stouten, Portfolio Manager
The Fund seeks a high level of current income, while maintaining liquidity and a constant net asset value of $1.00 per share.
Investment in Thrivent Money Market Fund involves risks including money market fund, government securities, interest rate, credit risk, repurchase agreement, LIBOR, redemption, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
The Fund invests at least 99.5% of its total assets in government securities, cash and repurchase agreements collateralized fully by government securities or cash.
How did the Fund perform during the 12-month period ended October 31, 2021?
Thrivent Money Market Fund earned a return of 0.00%, compared with the median net return of its peer group, the Lipper U.S. Government
Money Market Funds category, of 0.01%.
What factors affected the Fund’s performance?
As the period got underway, the U.S. economy was rebounding from a steep, but short-lived recession caused by the COVID-19 pandemic lockdowns. The recovery was fueled by massive amounts of Federal Reserve (Fed) stimulus and government spending, as well as the reopening of the economy. The Fed kept its target federal funds rate at 0% to 0.25% and maintained its monthly purchases of
Treasury and agency mortgage-backed securities throughout the reporting period. However, policymakers were able to wind down several other programs established during the height of the crisis to address the severely strained market liquidity and financial dislocation. At the end of March 2021, the Fed stopped extending credit through the Money Market Mutual Fund Liquidity Facility (MMLF), which had been established a year earlier to assist prime money market funds in meeting demands for redemptions. This program, along with several other facilities that supported the flow of credit to dealers, corporations, municipalities and consumers, provided an important backstop for the U.S. economy and prevented a major economic fallout from the event. In the final month of the reporting period, the Fed hinted that it would begin tapering its monthly asset purchases before year end, which policymakers officially announced on November 3.
With the federal funds rate on hold throughout the period, short-term Treasury rates remained anchored near zero. The Fed’s ongoing asset purchases added to the already tremendous amount of excess cash in the system from both corporations and individual investors, versus a limited supply of available securities, which put further pressure on shorter-term yields. Demand for the Fed’s overnight reverse repurchase (repo) facility soared as the U.S. Treasury department reduced its bill issuance, the U.S. debt ceiling approached, and firms struggled to find places to invest their excess cash. Reverse repo volume surpassed $1.4 trillion during the period after the Fed increased the rate it pays on reverse repo agreements from 0% to 0.05%, and increased interest on excess reserves (IOER) from 0.10% to 0.15% to keep Treasury yields from falling into negative territory. This move helped set a floor for short-term rates and ensured that the fed funds rate stayed in the intended range. Although short rates rose slightly and briefly in September during the U.S. debt ceiling debate, the three-month Treasury bill rate ended the period slightly lower at 0.05% as the budget deadline was extended to December 2021. Across the rest of the yield curve, rates were pressured higher, especially for intermediate maturities, as inflation rose significantly due to the combination of record stimulus, restrictive government policies, resumed demand, disrupted supply chains, labor constraints, and higher energy prices.
Thrivent Money Market Fund continued to operate as a government money market fund, and as such, offered a stable $1.00 share price and was not required to impose redemption gates or liquidity fees. As a government money market fund, the Fund is required to maintain a weighted average maturity (WAM) of not more than 60 days and a weighted average life (WAL) of not more than 120 days. Over the entire period, the Fund’s WAM increased slightly versus one year ago to 25 days and its WAL ended lower at 53 days. The Fund is also required to invest at least 99.5% of its total assets in government securities, cash and repo collateralized by government securities. As of October
31, 2021, net assets in the Fund totaled approximately $625 million and 100% of the portfolio was invested in U.S. government obligations or U.S. government-supported securities. Within the portfolio, we continued to emphasize variable-rate demand notes (VRDNs), which represented approximately 28% of net assets at fiscal year-end. Typically, VRDNs have weekly interest rate resets, which helps ensure that their yields reflect the current rate environment. With the federal funds rate anchored near zero, certain fees and expenses were waived during the period to manage the Fund’s return.
What is your outlook?
Our outlook remains constructive since the economy is generally growing, while monetary and fiscal stimulus continues to work its way through the system. After the period end, the Fed began tapering its monthly asset purchases and the market began to price in one to two Fed rate hikes in 2022 as inflation surged. Our near-term strategy will be to maintain the Fund’s conservative profile and liquidity, emphasize securities with very short maturities, and keep higher exposure to floating-rate securities in anticipation of higher rates in 2022.
However, until the Fed raises rates above the current level, the Fund will continue to waive fees and expenses in order to return 0.00%, or close to 0.00%. We will continue to monitor the path of the economic growth, the Fed’s moves, and any additional political or regulatory developments that could impact our market. As always, we remain focused on the Fund’s primary goals of liquidity, safety, and a stable $1.00 share price.

Portfolio Composition
(% of Portfolio)
U.S. Government Agency Debt 65.3%
U.S. Treasury Debt 34.7%
Total 100.0%
Quoted Portfolio Composition is subject to change.
Average Annual Total Returns
1
As of October 31, 2021
Class A
2
1-Year
5 Years 10 Years
Net Asset Value  0.00% 0.71% 0.35%
Class S
2
1-Year
5 Years 10 Years
Net Asset Value  0.00% 0.82% 0.41%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thriventfunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
2 Class A shares and Class S shares have no sales load.
* Seven-day yields of Thrivent Money Market Fund refer to the income generated by an investment in the Fund over a specified seven-day period.
Effective yields reflect the reinvestment of income. A yield gross of waivers represents what the yield would have been if the Adviser were not waiv-
ing or reimbursing certain expenses associated with the Fund. Yields are subject to daily fluctuation and should not be considered an indication of future results. The yield quotation more closely reflects the current earnings of the Thrivent Money Market Fund than the total return quotations.
Money Market Fund Yields
*
As of October 31, 2021
Class A Class S
7-Day Yield 0.00%  0.00%
7-Day Yield Gross of Waivers -0.22% -0.13%
7-Day Effective Yield  0.00% 0.00%
7-Day Effective Yield Gross of Waivers -0.22% -0.13%

Thrivent Municipal Bond Fund

*Investors may be subject to state taxes, the federal alternative minimum tax and capital gains taxes.
Quoted Fund performance is for Class A shares and does not reflect a sales charge.
The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
Janet I. Grangaard, CFA, Portfolio Manager
The Fund seeks a high level of current income exempt from federal income taxes, consistent with capital preservation.
Investment in Thrivent Municipal Bond Fund involves risks including municipal bond, interest rate, tax, credit, futures contract, market, LIBOR, high yield, liquidity, investment adviser, redemption, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Fund perform during the 12-month period ended October 31, 2021?
Thrivent Municipal Bond Fund earned a return of 3.52%, compared with the median return of its peer group, the Lipper General Municipal
Debt Funds category, of 3.83%. The Fund’s market benchmark, the Bloomberg Municipal Bond Index, earned a return of 2.64%.
What factors affected the Fund’s performance?
As the period began, the U.S. economy was rebounding from a steep, but short-lived recession caused by the pandemic. The recovery was fueled by massive amounts of Federal Reserve (Fed) stimulus and government spending, as well as positive vaccine news announced in November 2020, which eventually led to economic re-openings. Inflation increased significantly due to the combination of record stimulus, excess demand, disrupted supply chains, a shortage of workers and higher energy prices.
The outlook for the municipal (muni) bond market vastly improved as state and local governments collected more tax revenues and repaired their balance sheets. Some states were also able to make larger contributions to their ailing pension fund accounts. The market experienced another year of near record investor inflows into muni bond funds and exchange-traded funds as confidence in the recovery grew, sectors were supported by money pumped into the economy, and Congress floated various tax proposals that would raise individual and corporate tax rates. Muni bond spreads tightened and the segment significantly outperformed Treasuries over the period.
Higher-yielding bonds outpaced higher quality, while revenue bonds outperformed tax-supported general obligation (GO) bonds. Once
COVID-19 vaccinations began, spreads tightened in sectors most impacted by the pandemic such as senior living, student housing and higher education. At mid-year, every sector of the muni market had a positive S&P ratings outlook except for higher education.
Year-to-date issuance of muni bonds is 10% below last year’s record level because taxable issuance is approximately 30% lower than last year. The lower taxable supply is due to uncertainty surrounding attempts by Congress to repeal part of the Tax Cut and Jobs Act of
2017 that prohibited municipalities from pre-refunding outstanding tax-exempt debt with new tax-exempt debt. With rates at record lows last year, municipalities circumvented this pre-refunding rule by issuing a larger number of taxable muni bonds to pre-refund outstanding tax-exempt debt. Congress failed to advance the initiative and the repeal effort has been dropped for the time being. However, lawmakers continued to debate changes to the $10,000 state and local tax (SALT) deduction cap passed in 2017 that has contributed to increased demand for muni bonds, particularly from individuals in high-tax states. Lawmakers from states like New York, New Jersey and California are fighting to include an increase to the SALT deduction level as part of President Biden’s Build Back Better bill.
The Fund outperformed versus the Bloomberg index predominantly because it had some lower-quality exposure and an underweighting in tax-supported GOs. The index is comprised entirely of investment-grade exposure whereas the Fund owns some high-yield and nonrated securities. An overweight in hospitals and senior living also contributed favorably. In addition, two non-rated industrial development revenue (IDR) bonds aided the Fund’s performance. Proceeds from the first bond, issued by Legacy Cares, are being used to fund the
Legacy Sports Park, a family entertainment facility focused on youth sports that is currently under construction in Arizona. The Fund also benefited from a very favorable resolution to the bankruptcy of an IDR bond from a Pennsylvania plastic bottle recycling facility.
Challenges from the pandemic kept the facility from opening, but the Fund benefited from the sale of the underlying assets during the bankruptcy proceedings.
The Fund underperformed its peers due to its higher quality and shorter duration (i.e., lower interest-rate sensitivity), which is partially due to its overweighted exposure to the pre-refunded and escrowed to maturity sector. However, exposure to this sector helped the Fund generate a higher level of tax-exempt income than its peers, as measured by its 12-month distribution yield. Some of the Fund’s high-
grade, non-callable bonds from the Massachusetts Institute of Technology, the state of California and the Metropolitan Water Reclamation
District of Greater Chicago also detracted because the belly of the curve was the weakest performing segment. In addition, a multifamily housing bond from the Chicago area defaulted last year and the Fund did not recover as many of the losses as we anticipated.
What is your outlook?
Although questions remain regarding the path of COVID-19, we expect the rate of economic growth to moderate in 2022. The Fund’s most significant overweighteds holdings continue to be in the education, pre-refunded and escrowed to maturity, transportation, and health care sectors. The Fund remains underweighted in tax-supported GO bonds and housing.
The muni market will likely be more volatile in the coming year as uncertainties remain, including how high and persistent inflation will be and how the Fed will respond. Policymakers already began tapering monthly asset purchases shortly after the period ended and the market is pricing in two Fed rate hikes in 2022. Inflationary pressures could cause rates to rise more than anticipated. We continue to monitor Washington D.C. for potential legislation that could have a direct impact on our market. We are also watching to see the impact that vaccine mandates have on certain sectors such as senior living and hospitals.

Major Market Sectors
(% of Net Assets)
Transportation 22.1%
Education 16.1%
Health Care 15.7%
General Obligation 10.0%
Escrowed/Pre-refunded 9.5%
Water & Sewer 8.5%
Tax Revenue 6.6%
Other Revenue 5.7%
Electric Revenue 2.8%
Housing Finance 1.1%
Top 10 States
(% of Net Assets)
New York 9.2%
Texas 8.9%
California 8.9%
Illinois 6.4%
Ohio 5.2%
Colorado 4.9%
Massachusetts 4.4%
Florida 3.9%
Michigan 3.1%
New Jersey 2.7%
Investments in securities in these States
represent 57.6% of the total net assets of the
Fund.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Solutions, Inc.
(“Fitch”). If Moody’s, S&P and/or Fitch have assigned different ratings to a security, the highest rating for the security is used. Ratings from S&P or Fitch, when used, are converted into their equivalent Moody’s ratings. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Quoted Bond Quality Ratings Distributions, Major Market Sectors, and Top 10 States are subject to change.
The lists of Major Market Sectors and Top 10 States exclude short-term investments and collateral held for securities loaned.
Bond Quality Ratings Distributions exclude collateral held for securities loaned. The Top 10 States chart does not include derivatives.
Average Annual Total Returns
1
As of October 31, 2021
Class A
2
1-Year 5 Years 10 Years
without sales charge 3.52% 2.91% 3.58%
with sales charge -1.15% 1.97% 3.10%
Class S 1-Year 5 Years 10 Years
Net Asset Value 3.73% 3.13% 3.82%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thriventfunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
2 Class A performance with sales charge reflects the maximum sales charge of 4.5%.
(a) Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes.
* As you compare performance, please note that the Fund’s performance reflects the maximum 4.5% sales charge, while the benchmark indices do not reflect any such charges, deductions for fees, expenses or taxes. If you were to purchase any of the above individual securities represented in the Index, any charges you would pay would reduce your total return as well.
** The Bloomberg Municipal Bond Index is a market-value-weighted index of investment-grade municipal bonds with maturities of one year or more.
*** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent Opportunity Income Plus Fund

Quoted Fund performance is for Class A shares and does not reflect a sales charge.
The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
Stephen D. Lowe, CFA, Gregory R. Anderson, CFA, Conrad E. Smith, CFA, Theron G. Whitehorn, CFA, and Kent L. White,
CFA, Portfolio Co- Managers
The Fund seeks a high level of current income consistent with capital preservation.
Investment in Thrivent Opportunity Income Plus Fund involves risks including interest rate, credit, mortgage-backed and other asset-backed securities, leveraged loan, LIBOR, prepayment, high yield, allocation, foreign securities, emerging markets, sovereign debt, market, other funds, investment adviser, conflicts of interest, issuer, liquidity, derivatives, ETF, portfolio turnover rate, redemption, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Fund perform during the 12-month period ended October 31, 2021?
Thrivent Opportunity Income Plus Fund earned a return of 4.38%, compared with the median return of its peer group, the Lipper Multi-
Sector Income Funds category, of 5.96%. The Fund’s market benchmarks, the Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index,
the S&P/LSTA Leveraged Loan Index, and the Bloomberg U.S. Mortgage-Backed Securities Index, earned returns of 9.09%, 8.47% and
-0.58%, respectively.
What factors affected the Fund’s performance?
As the period got underway, the U.S. economy was rebounding from a steep, but short-lived recession caused by the pandemic. The recovery was fueled by massive amounts of Federal Reserve (Fed) stimulus and government spending, as well as positive vaccine news announced in November 2020, which led to economic re-openings. Throughout the period, the Fed maintained both its monthly purchases of Treasury and agency mortgage-backed securities (MBS) and its target federal funds rate at 0% to 0.25%, which kept short-term
Treasury rates anchored near zero. However, the combination of record stimulus, excess demand, disrupted supply chains, a shortage of workers and higher energy prices propelled inflation significantly higher, putting upward pressure on rates across the rest of the yield curve, particularly in the intermediate maturity range.
The stronger economy, highly accommodative monetary policy, and massive fiscal stimulus caused risk assets such as equities, high-yield bonds and leveraged loans to perform very well during the period. Spreads in the high-yield, investment-grade corporate and leveraged loan markets rallied to tighter levels than they were at before the COVID crisis began. Strong demand for U.S. corporate bonds continued, particularly from insurance companies, pension plans and overseas investors as rates remained near record lows around the world. The corporate market also experienced another record-breaking pace of issuance that surpassed 2020’s level as companies flooded the new issue market to improve liquidity, refinance higher coupon debt, fund merger and acquisition activity, and extend maturities. Preferred securities, which are often issues by banks, also performed well over the period. These high-yielding securities that are further down the capital structure benefited from the risk-on backdrop and strength of bank balance sheets. Higher-quality asset classes like Treasuries and the MBS segment underperformed due to their greater interest rate sensitivity and lower yields. The emerging market (EM) debt segment, which also tends to have longer durations and more rate sensitivity, underperformed U.S. corporates due to country-specific issues and the slower pace of COVID vaccinations and economic recovery.
Credit continued to represent more than half of the Fund’s portfolio, including approximately 23% in leveraged loans, 20% in high-yield bonds, and 12% in investment-grade corporate bonds over the period. We allocated approximately 26% to securitized assets divided among agency MBS at around 15%, nonagency MBS at 5.5%, and collateralized loan obligations (CLOs) at 4%, with the remaining 2%
split evenly between asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS). EM debt represented about
13.5% of net assets, while approximately 3% of the portfolio was invested in preferred securities. Approximately 1% of the Fund was allocated to the alternative fixed-income space, which included closed-end funds and master limited partnerships (MLPs).
The multi-asset class nature of the Fund’s portfolio led it to underperform the high-yield and leveraged loan indexes since those two asset classes were the period’s top performers. The Fund’s leveraged loan holdings also lagged due to their generally higher-quality bias during the risk-on market environment. That said, the Fund did benefit from high yield and leveraged loans comprising the majority of its corporate exposure. A modest overweighting in securitized sectors hurt results, particularly exposure to the underperforming agency MBS sector; however, the Fund’s nonagency MBS and CLOs performed better. EM exposure also detracted from performance. On the other hand, small allocations to preferred securities and alternative fixed income aided results due to the outsized gains in those segments.
Also, the Fund’s shorter duration stance and yield curve positioning during the rising rate environment helped it outperform the mortgage-
backed index. We strategically used Treasury futures to help us keep the Fund’s interest rate sensitivity lower than its peers as well as the high-yield and mortgage-backed indexes.
What is your outlook?
Our outlook remains constructive since the economy is generally growing, while monetary and fiscal stimulus continues to work its way through the system. Corporate fundamentals are favorable as earnings remain strong, companies pay down pandemic-related debt and defaults remain extremely low. However, most of the positive outlook is already priced into spreads, which ended the period near all-time tight levels. As a result, valuations are not very attractive, particularly in corporate credit. Interest rates are set to move higher over the coming year as the Fed starts withdrawing support. We will likely see more rate and spread volatility as the market tries to anticipate how aggressively the Fed will react to higher-than-expected inflation, especially if it remains more persistent than expected. Overall, we are maintaining the Fund’s moderate overweighting in terms of risk through its corporate and alternative exposures. However, with spreads at current levels, the Fund is not getting compensated for taking a significant amount of risk. We expect more of the Fund’s return to come from income versus price appreciation in the coming year.

Major Market Sectors
(% of Net Assets)
Affiliated Registered
Investment Companies 13.6%
Mortgage-Backed Securities 13.0%
Financials 11.3%
Communications Services 7.2%
Consumer Cyclical 7.1%
Consumer Non-Cyclical 7.0%
Asset-Backed Securities 6.5%
Collateralized Mortgage
Obligations 5.7%
Technology 4.9%
Energy 4.7%
Top 10 Holdings
(% of Net Assets)
Thrivent Core Emerging Markets Debt
Fund
13.6%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through
3.2%
Government National Mortgage
Association Conventional 30-Yr. Pass
Through
2.4%
Federal National Mortgage Association
Conventional 15-Yr. Pass Through
2.1%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through
1.4%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through
1.4%
Federal National Mortgage Association
Conventional 15-Yr. Pass Through
1.3%
SPDR Bloomberg High Yield Bond ETF
0.8%
SPDR Bloomberg Short Term High Yield
Bond ETF
0.7%
Prime Security Services Borrower, LLC,
Term Loan
0.6%
These securities represent 27.5% of the total
net assets of the Fund.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. If Moody’s and S&P have assigned different ratings to a security, the lowest rating for the security is used. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Bond Quality Ratings Distributions exclude collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of October 31, 2021
Class A
2
1-Year 5 Years 10 Years
without sales charge 4.38% 3.23% 3.24%
with sales charge -0.32% 2.29% 2.77%
Class S 1-Year 5 Years 10 Years
Net Asset Value 4.65% 3.49% 3.51%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thriventfunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
2 Class A performance with sales charge reflects the maximum sales charge of 4.5%.
(a) Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes.
* As you compare performance, please note that the Fund’s performance reflects the maximum 4.5% sales charge, while the benchmark indices do not reflect any such charges, deductions for fees, expenses or taxes. If you were to purchase any of the above individual securities represented in those indices, any charges you would pay would reduce your total return as well.
** The Bloomberg U.S. High-Yield Ba/B 2% Issuer Capped Index covers the USD denominated, non-investment grade, Ba or B rated, fixed-rate, taxable corporate bond market. The Index limits issuer exposures to a maximum 2%, redistributing excess market value index-wide on a pro-rata basis.
*** The Bloomberg U.S. Mortgage-Backed Securities Index (MBS) is formed by grouping the universe of over 600,000 individual fixed-rate U.S. government agency MBS pools into approximately 3,500 generic types of securities.
**** The S&P/LSTA U.S. Leveraged Loan Index is a market-value weighted index representing the performance of the universe of U.S. dollar-denominated, senior secured, syndicated term loans.
***** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Small Cap Growth Fund

The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
David J. Lettenberger, CFA,  Portfolio Manager
The Fund seeks long-term capital growth. The Fund's investment objective may be changed without shareholder approval.
Investment in Thrivent Small Cap Growth Fund involves risks including small cap, growth investing, equity security, market, technology-oriented companies, issuer, investment adviser, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Fund perform during 12-month period ended October 31, 2021?
Thrivent Small Cap Growth Fund earned a return of 41.54%, compared with the median return of its peer group, the Lipper Small Cap
Growth Funds category, of 42.06%. The Fund’s market benchmarks, the Russell 2000® Growth Index and the S&P SmallCap 600® Growth
Index, earned returns of 38.45% and 52.58%, respectively.
What factors affected the Fund’s performance?
While the Fund outperformed the Russell 2000 Growth Index, it lagged both the Lipper peer group and the S&P Small Cap 600® Growth
Index. Regardless of the benchmark being used for comparison purposes, stock selection was mixed during the 12-month period, with negative attribution in the important Health Care, Information Technology, and Industrials sectors. The combination of these three sectors represented nearly two-thirds of the Fund’s portfolio, leading to mixed relative results.
The Fund had exposure to several different sub-industry groups within Health Care where performance was poor. In the services segment, one of the portfolio’s largest holdings, LHC Group, underperformed significantly in the face of fundamental headwinds. The resurgence in COVID caused volume weakness in the company’s home health business, which was followed by significant wage inflation to retain and recruit caregivers in a very tight nursing labor market. While many employers in other sectors of the economy are able to pass on wage inflation, or at a minimum attempt to, the majority of LHC Group’s revenue is at fixed rates as mandated by the government. These fundamental headwinds translated into margin pressures, lower earnings, and poor stock performance. Within the biotechnology sub-
sector, the risk of significant binary events has led to the Fund’s perpetual underweighting in this segment. While this was true during the 12-month period, some of the Fund’s holdings that were believed to be substantially “de-risked” proved to be otherwise and led to underperformance. This included holdings in Acadia Pharmaceuticals and Ardelyx, which both lost substantial value following the FDA’s decisions not to approve their new drug filings. Within the medical device segment of Health Care, holdings in Nevro, Silk Road Medical, and Pulmonx all lagged their peer group as the recovery in elective medical procedures paused again following the summer COVID resurgence.
While absolute returns in the Information Technology sector were very healthy, stock selection was mixed. Several holdings within the semiconductor and electronic components groups performed very well, including Lattice Semiconductor, SiTime, Monolithic Power
Systems, and Rogers. However, performance in the largest subset of Information Technology, the software and services segment, was more mixed. Strong returns in Workiva, Sprout Social, and Descartes Systems Group were offset by laggards such as Q2 Holdings,
LivePerson, and Five9.
Returns in the Industrial sector were similarly robust on an absolute basis, yet also lagged the benchmarks and peer groups. Strong returns from Chart Industries, Saia, Middleby and Regal Rexnord were offset by holdings in Mercury Systems and Meritor.
Performance in other sectors of the Fund was relatively positive. This included strong returns in both the Consumer Discretionary and
Consumer Staples sectors, as well as in Basic Materials, Financials, and Real Estate.
What is your outlook?
The Fund seeks to identify companies with sustainable growth opportunities and strong competitive advantage that can drive outperformance over the long run. The advancements in technology over the past 20 years continue to fuel rapid innovation that touches every sector of the dynamic global economy. It is these innovations that continuously refill our pipeline of investment opportunities, and this dynamic will persist regardless of the macroeconomic environment.

Portfolio Composition
(% of Portfolio)
Common Stock 97.4%
Short-Term Investments 1.6%
Registered Investment
Companies 1.0%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Information Technology 25.1%
Industrials 24.6%
Health Care 19.3%
Consumer Discretionary 14.5%
Financials 6.1%
Real Estate 3.0%
Consumer Staples 2.7%
Materials 1.6%
Unaffiliated Registered
Investment Companies 1.0%
Energy 0.2%
Top 10 Holdings
(% of Net Assets)
Everi Holdings, Inc. 2.4%
Middleby Corporation 2.1%
Workiva , Inc. 2.0%
Sprout Social, Inc. 2.0%
Summit Materials, Inc. 2.0%
Regal Rexnord Corporation 1.9%
Avalara, Inc. 1.8%
Axonics Modulation Technologies, Inc. 1.8%
Inspire Medical Systems, Inc. 1.8%
Calix, Inc. 1.6%
These securities represent 19.4% of the total
net assets of the Fund.
Quoted Major Market Sectors, Portfolio Composition and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of October 31, 2021
From
Inception
Class S 1-Year
2/28/2018
Net Asset Value 41.54% 23.17%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thriventfunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
* S&P SmallCap 600
®
Growth Index measures growth stocks through: sales growth, ratio of earnings to change in price, and momentum. The constituents are drawn from the S&P 600
®
.
** The Russell 2000
®
Growth Index measures the performance of the small-cap segment of the U.S. equity universe.
*** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Small Cap Stock Fund

Quoted Fund performance is for Class A shares and does not reflect a sales charge.
The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
Matthew D. Finn, CFA, and James M. Tinucci, CFA, Portfolio Co-Managers
The Fund seeks long-term capital growth.
Investment in Thrivent Small Cap Stock Fund involves risks including small cap, equity security, market, issuer, investment adviser, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Fund perform during the 12-month period ended October 31, 2021?
Thrivent Small Cap Stock Fund earned a return of 57.37%, compared with the median return of its peer group, the Lipper Small Cap Core
Funds category, of 53.84%. The Fund’s market benchmarks, the Russell 2000® Index and the S&P SmallCap 600® Index, earned returns of 50.80% and 58.94%, respectively.
What factors affected the Fund’s performance?
The Fund outperformed versus the Lipper Small Cap Core Funds category and the Russell 2000® Index due to both security selection and sector allocation. Versus the S&P SmallCap 600® Index, the Fund underperformed due to sector allocation, most of which came from its underweighting in the Energy sector. Compared to the Lipper peer group, security selection was strong in seven of the eleven sectors led by Health Care and Financials, while two sectors largely detracted, Communication Services and Information Technology.
In Health Care, the Fund’s standout performer was aesthetics medical device company InMode. The company has developed new products based on its radio-frequency technology platform that have seen accelerated adoption in the marketplace. In Financials, Triumph
Bancorp was a large contributor to the positive stock selection. The company’s business is in transition from a traditional community bank with a trucking factoring focus to a transportation payments focused technology company. Triumph Bancorp’s advantage resides in its software platform that was developed to disintermediate the traditionally manual process of payments between shippers and truckers.
In Communication Services, QuinStreet, a digital media and performance marketing company, was the biggest detractor. Near-term expectations regarding online advertising budget growth in the company’s insurance vertical have declined due to rising auto claims costs at its customers. We continued to hold QuinStreet in the Fund, while reducing the position sizes of InMode and Triumph Bancorp to help manage portfolio risk.
The Fund’s sector weightings result from our security selection based on bottom-up industry and company research. During the period,
Industrials was the largest overweighting in the portfolio, followed by the Information Technology sector. At period end, the Fund was no longer overweighted in the Financials sector because certain securities reached our objectives and were reduced or sold. The Fund’s underweighting in Consumer Discretionary moved to a slight overweighting and its overweighting in Industrials, Information Technology, and Materials sectors increased as we began to find companies with our favored combination of valuation, quality, and a promising future in these areas.
What is your outlook?
It is unclear how much and how long the economy will be impacted by the current level of business uncertainty, hopefulness around a return to “normal,” the federal funds rate still near zero, and the government continuing to provide fiscal stimulus. However, investor sentiment about the economy fluctuates much more rapidly and with greater amplitude than actual changes in activity. These swings in economic sentiment often result in sharp movements in stock prices, which can present opportunities. Short-term price changes are an opportunity for investors that are focused on the long term. Our focus remains on finding solid companies that are attractively priced with long runways ahead of them for growth in sales, income, and free cash flow.

Portfolio Composition
(% of Portfolio)
Common Stock 98.3%
Short-Term Investments 1.7%
Registered Investment
Companies < 0.1%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Industrials 21.5%
Financials 19.9%
Information Technology 14.1%
Consumer Discretionary 12.1%
Health Care 9.0%
Materials 6.9%
Real Estate 6.5%
Consumer Staples 3.1%
Energy 2.6%
Utilities 1.8%
Top 10 Holdings
(% of Net Assets)
WESCO International, Inc. 2.2%
TTM Technologies, Inc. 2.1%
Triumph Bancorp, Inc. 2.1%
Heartland Financial USA, Inc. 2.0%
Crane Company 2.0%
Syneos Health, Inc. 1.9%
US Ecology, Inc. 1.8%
Columbia Banking System, Inc. 1.8%
Everi Holdings, Inc. 1.7%
Badger Infrastructure Solution 1.7%
These securities represent 19.3% of the total
net assets of the Fund.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of October 31, 2021
Class A
2
1-Year 5 Years 10 Years
without sales charge 57.37% 19.05% 14.55%
with sales charge 50.29% 17.96% 14.02%
Class S 1-Year 5 Years 10 Years
Net Asset Value 57.77% 19.41% 15.00%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thriventfunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
2 Class A performance with sales charge reflects the maximum sales charge of 4.5%.
(a) Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes.
* As you compare performance, please note that the Fund’s performance reflects the maximum 4.5% sales charge, while the benchmark indices do not reflect any such charges, deductions for fees, expenses or taxes. If you were to purchase any of the above individual securities represented in the
Index, any charges you would pay would reduce your total return as well.
** The S&P SmallCap 600
®
Index represents the average performance of a group of 600 small capitalization stocks. The product is not sponsored, en-
dorsed or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the product.
*** The Russell 2000
®
Index measures the performance of small cap stocks. It is not possible to invest directly in the Index. The performance of the index does not reflect deductions for fees, expenses or taxes.
**** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Shareholder Expense Example
(unaudited)
As a shareholder of a Fund, you incur, depending on the Fund and share class, two types of costs: (1) transaction costs, including sales charges
(loads) on purchase payments; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This
Example is intended to help you understand your ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2021 through October 31, 2021.
Actual Expenses
In the table below, the first section, labeled “Actual,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number from the appropriate Class line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid. A semiannual account fee of $10 may be charged to Class A shareholder accounts if the value falls to an amount of $2,000 or less, in the case of a non-qualified account, and $1,000 or less, in the case of a qualified account. This fee is not included in the table below. If it were and you were assessed such a fee, the expenses you paid during the period would have been higher and the ending account value would have been lower.
Hypothetical Example for Comparison Purposes
In the table below, the second section, labeled “Hypothetical,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A semiannual account fee of $10 may be charged to Class A shareholder accounts if the value falls to an amount of $2,000 or less, in the case of a non-qualified account, and $1,000 or less, in the case of a qualified account. This fee is not included in the table below. If it were and you were assessed such a fee, the expenses you paid during the period would have been higher and the ending account value would have been lower.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning Account
Value 5/1/2021
Ending Account
Value 10/31/2021
Expenses Paid
During Period
5/1/2021- 10/31/2021
*
Annualized Expense
Ratio
Thrivent Aggressive Allocation Fund
Actual
Class A $1,000 $1,078 $4.74 0.91%
Class S $1,000 $1,078 $3.86 0.74%
Hypothetical
**
Class A $1,000 $1,021 $4.61 0.91%
Class S $1,000 $1,021 $3.75 0.74%
Thrivent Balanced Income Plus Fund
Actual
Class A $1,000 $1,045 $5.12 0.99%
Class S $1,000 $1,048 $3.81 0.74%
Hypothetical
**
Class A $1,000 $1,020 $5.06 0.99%
Class S $1,000 $1,021 $3.76 0.74%
Thrivent Global Stock Fund
Actual
Class A $1,000 $1,084 $5.00 0.95%
Class S $1,000 $1,086 $3.31 0.63%
Hypothetical
**
Class A $1,000 $1,020 $4.85 0.95%
Class S $1,000 $1,022 $3.21 0.63%

Beginning Account
Value 5/1/2021
Ending Account
Value 10/31/2021
Expenses Paid
During Period
5/1/2021- 10/31/2021
*
Annualized Expense
Ratio
Thrivent Government Bond Fund
Actual
Class A $1,000 $1,003 $4.29 0.85%
Class S $1,000 $1,005 $3.22 0.64%
Hypothetical
**
Class A $1,000 $1,021 $4.33 0.85%
Class S $1,000 $1,022 $3.25 0.64%
Thrivent High Income Municipal Bond Fund
Actual
Class S $1,000 $1,021 $3.06 0.60%
Hypothetical
**
Class S $1,000 $1,022 $3.06 0.60%
Thrivent High Yield Fund
Actual
Class A $1,000 $1,019 $4.01 0.79%
Class S $1,000 $1,023 $2.67 0.52%
Hypothetical
**
Class A $1,000 $1,021 $4.01 0.79%
Class S $1,000 $1,023 $2.67 0.52%
Thrivent Income Fund
Actual
Class A $1,000 $1,023 $3.73 0.73%
Class S $1,000 $1,023 $2.31 0.45%
Hypothetical
**
Class A $1,000 $1,022 $3.73 0.73%
Class S $1,000 $1,023 $2.31 0.45%
Thrivent International Allocation Fund
Actual
Class A $1,000 $1,058 $6.23 1.20%
Class S $1,000 $1,060 $4.22 0.81%
Hypothetical
**
Class A $1,000 $1,019 $6.11 1.20%
Class S $1,000 $1,021 $4.14 0.81%
Thrivent Large Cap Growth Fund
Actual
Class A $1,000 $1,133 $5.67 1.05%
Class S $1,000 $1,135 $4.09 0.76%
Hypothetical
**
Class A $1,000 $1,020 $5.37 1.05%
Class S $1,000 $1,021 $3.88 0.76%
Thrivent Large Cap Value Fund
Actual
Class A $1,000 $1,089 $4.50 0.85%
Class S $1,000 $1,090 $2.87 0.55%
Hypothetical
**
Class A $1,000 $1,021 $4.35 0.85%
Class S $1,000 $1,022 $2.78 0.55%

Beginning Account
Value 5/1/2021
Ending Account
Value 10/31/2021
Expenses Paid
During Period
5/1/2021- 10/31/2021
*
Annualized Expense
Ratio
Thrivent Limited Maturity Bond Fund
Actual
Class A $1,000 $1,001 $2.78 0.55%
Class S $1,000 $1,001 $2.05 0.41%
Hypothetical
**
Class A $1,000 $1,022 $2.81 0.55%
Class S $1,000 $1,023 $2.08 0.41%
Thrivent Low Volatility Equity Fund
Actual
Class S $1,000 $1,086 $4.99 0.95%
Hypothetical
**
Class S $1,000 $1,020 $4.84 0.95%
Thrivent Mid Cap Growth Fund
Actual
Class S $1,000 $1,094 $4.75 0.90%
Hypothetical
**
Class S $1,000 $1,021 $4.59 0.90%
Thrivent Mid Cap Stock Fund
Actual
Class A $1,000 $1,081 $5.07 0.97%
Class S $1,000 $1,082 $3.85 0.73%
Hypothetical
**
Class A $1,000 $1,020 $4.92 0.97%
Class S $1,000 $1,022 $3.73 0.73%
Thrivent Mid Cap Value Fund
Actual
Class S $1,000 $1,040 $4.63 0.90%
Hypothetical
**
Class S $1,000 $1,021 $4.59 0.90%
Thrivent Moderate Allocation Fund
Actual
Class A $1,000 $1,057 $4.00 0.77%
Class S $1,000 $1,058 $2.80 0.54%
Hypothetical
**
Class A $1,000 $1,021 $3.93 0.77%
Class S $1,000 $1,022 $2.75 0.54%
Thrivent Moderately Aggressive Allocation Fund
Actual
Class A $1,000 $1,069 $4.08 0.78%
Class S $1,000 $1,069 $3.02 0.58%
Hypothetical
**
Class A $1,000 $1,021 $3.98 0.78%
Class S $1,000 $1,022 $2.95 0.58%
Thrivent Moderately Conservative Allocation Fund
Actual
Class A $1,000 $1,036 $4.15 0.81%
Class S $1,000 $1,038 $2.93 0.57%
Hypothetical
**
Class A $1,000 $1,021 $4.12 0.81%
Class S $1,000 $1,022 $2.91 0.57%

Beginning Account
Value 5/1/2021
Ending Account
Value 10/31/2021
Expenses Paid
During Period
5/1/2021- 10/31/2021
*
Annualized Expense
Ratio
Thrivent Money Market Fund
Actual
Class A $1,000 $1,000 $0.42 0.09%
Class S $1,000 $1,000 $0.42 0.09%
Hypothetical
**
Class A $1,000 $1,025 $0.42 0.09%
Class S $1,000 $1,025 $0.42 0.09%
Thrivent Municipal Bond Fund
Actual
Class A $1,000 $1,004 $3.71 0.73%
Class S $1,000 $1,005 $2.68 0.53%
Hypothetical
**
Class A $1,000 $1,022 $3.74 0.73%
Class S $1,000 $1,023 $2.71 0.53%
Thrivent Opportunity Income Plus Fund
Actual
Class A $1,000 $1,011 $4.35 0.86%
Class S $1,000 $1,012 $3.03 0.60%
Hypothetical
**
Class A $1,000 $1,021 $4.37 0.86%
Class S $1,000 $1,022 $3.05 0.60%
Thrivent Small Cap Growth Fund
Actual
Class S $1,000 $1,062 $4.94 0.95%
Hypothetical
**
Class S $1,000 $1,020 $4.84 0.95%
Thrivent Small Cap Stock Fund
Actual
Class A $1,000 $1,032 $5.39 1.05%
Class S $1,000 $1,033 $4.11 0.80%
Hypothetical
**
Class A $1,000 $1,020 $5.36 1.05%
Class S $1,000 $1,021 $4.09 0.80%
* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.
** Assuming 5% annualized total return before expenses.

To the Board of Trustees of Thrivent Mutual Funds and Shareholders of each of the twenty-three funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (twenty-three of the funds constituting Thrivent Mutual Funds, hereafter collectively referred to as the "Funds") as of October 31, 2021, the related statements of operations for the year ended
October 31, 2021, the statements of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the periods indicated in the table below and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the
United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Thrivent Aggressive Allocation Fund (1) Thrivent Mid Cap Growth Fund (2)
Thrivent Balanced Income Plus Fund (1) Thrivent Mid Cap Stock Fund (1)
Thrivent Global Stock Fund (1) Thrivent Mid Cap Value Fund (2)
Thrivent Government Bond Fund (1) Thrivent Moderate Allocation Fund (1)
Thrivent High Income Municipal Bond Fund (1)
Thrivent Moderately Aggressive Allocation Fund (1)
Thrivent High Yield Fund (1) Thrivent Moderately Conservative Allocation Fund (1)
Thrivent Income Fund (1) Thrivent Money Market Fund (1)
Thrivent International Allocation Fund (1) Thrivent Municipal Bond Fund (1)
Thrivent Large Cap Growth Fund (1) Thrivent Opportunity Income Plus Fund (1)
Thrivent Large Cap Value Fund (1) Thrivent Small Cap Growth Fund (1)
Thrivent Limited Maturity Bond Fund (1) Thrivent Small Cap Stock Fund (1)
Thrivent Low Volatility Equity Fund (1)
(1) Statement of changes in net assets for the years ended October 31, 2021 and 2020
(2) Statement of changes in net assets for the year ended October 31, 2021 and the period February
28, 2020 (inception) through October 31, 2020
PricewaterhouseCoopers LLP, 45 South Seventh Street, Suite 3400, Minneapolis, MN 55402
T: (612) 596 6000, www.pwc.com/us
Report of Independent Registered Public Accounting Firm

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodian, agent banks, transfer agent and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
December 17, 2021
We have served as the auditor of one or more investment companies in Thrivent Financial for Lutherans investment company complex since 1987.

Aggressive Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies ( 42.8% ) Value
Unaffiliated  (0.8%)
1,282 Direxion Daily S&P 500 $ 166,955
3,008 ProShares Ultra S&P 500
a
411,885
343 ProShares UltraPro QQQ 53,220
28,421 SPDR S&P 500 ETF Trust 13,052,344
18,020 SPDR S&P Biotech ETF
a
2,249,076
11,438 SPDR S&P Oil & Gas Exploration
ETF
a
1,216,546
Total 17,150,026
Affiliated  (42.0%)
4,541,124 Thrivent Core Emerging Markets
Equity Fund 53,721,503
5,427,302 Thrivent Core International Equity
Fund 61,762,702
5,249,731 Thrivent Core Low Volatility Equity
Fund 78,640,973
1,681,646 Thrivent Global Stock Fund, Class
S 55,662,473
1,558,559 Thrivent High Yield Fund, Class S 7,278,471
519,821 Thrivent Income Fund, Class S 5,089,049
12,978,753 Thrivent International Allocation
Fund, Class S 158,470,571
8,840,280 Thrivent Large Cap Growth Fund,
Class S 190,684,843
3,422,664 Thrivent Large Cap Value Fund,
Class S 102,679,927
595,813 Thrivent Limited Maturity Bond
Fund, Class S 7,537,040
3,067,913 Thrivent Mid Cap Stock Fund,
Class S 127,717,231
1,517,745 Thrivent Small Cap Stock Fund,
Class S 54,274,554
Total 903,519,337
Total Registered Investment
Companies (cost $548,058,017) 920,669,363
Shares Common Stock ( 41.6% ) Value
Communications Services (1.7%)
2,203 Alphabet, Inc., Class A
b
6,522,907
1,490 Alphabet, Inc., Class C
b
4,418,461
8,816 AMC Networks, Inc.
b
350,789
91,260 AT&T, Inc. 2,305,228
1,483 Audacy , Inc.
b
4,790
2,590 Cars.com, Inc.
b
33,722
67,325 Comcast Corporation 3,462,525
35,458 Discovery, Inc., Class A
a,b
831,135
2,134 Discovery, Inc., Class C
b
48,143
16,012 DISH Network Corporation
b
657,613
694 E.W. Scripps Company 12,908
5,818 Electronic Arts, Inc. 815,974
9,677 Facebook, Inc.
b
3,131,187
2,850 Gray Television, Inc. 66,804
701 Hemisphere Media Group, Inc.
b
7,746
819 Liberty Global plc, Class A
b
23,538
1,904 Lions Gate Entertainment
Corporation, Class B
b
21,553
6,660 Live Nation Entertainment, Inc.
b
673,659
21,971 Lumen Technologies, Inc.
a
260,576
19,013 Match Group, Inc.
b
2,866,780
3,146 Nexstar Broadcasting Group, Inc. 471,680
8,766 Omnicom Group, Inc. 596,789
93,505 QuinStreet , Inc.
b
1,309,070
Shares Common Stock (41.6%) Value
Communications Services (1.7%) - continued
1,046 Skillz , Inc.
a,b
$ 11,694
14,496 Telephone & Data Systems, Inc. 271,655
11,966 Twitter, Inc.
b
640,660
528 United States Cellular Corporation
b
16,141
75,651 Verizon Communications, Inc. 4,008,746
1,150 ViacomCBS , Inc. 41,653
357 Walt Disney Company
b
60,358
5,922 Zillow Group, Inc.
b
626,074
18,281 ZoomInfo Technologies, Inc.
b
1,228,849
Total 35,799,407
Consumer Discretionary (5.0%)
770 Adient plc
b
32,047
1,705 Amazon.com, Inc.
b
5,749,993
21,651 American Axle & Manufacturing
Holdings, Inc.
b
196,591
33,749 Aptiv plc
b
5,834,865
1,084 AutoZone, Inc.
b
1,934,767
18,543 Bally's Corporation
b
849,455
1,393 Bed Bath & Beyond, Inc.
a,b
19,558
282 Big Lots, Inc. 12,479
1,604 BJ's Restaurants, Inc.
b
53,445
1,191 Brunswick Corporation 110,870
6,504 Burlington Stores, Inc.
b
1,796,990
22,577 Caesars Entertainment, Inc.
b
2,471,278
1,616 Caleres , Inc. 37,265
1,411 Carvana Company
b
427,787
31,325 Cedar Fair, LP
b
1,455,673
1,351 Cheesecake Factory, Inc.
b
54,905
10,273 Chegg , Inc.
b
610,627
17,128 Chewy, Inc.
a,b
1,298,302
7,571 Chico's FAS, Inc.
b
41,338
2,178 Chipotle Mexican Grill, Inc.
b
3,874,727
11,046 Choice Hotels International, Inc. 1,553,289
260 Churchill Downs, Inc. 59,800
12,463 Cimpress plc
b
1,113,195
57,978 Clarus Corporation 1,599,033
95,299 Cooper-Standard Holdings, Inc.
b
2,472,056
1,897 Cracker Barrel Old Country Store,
Inc. 252,624
3,842 Culp, Inc. 50,830
14,218 D.R. Horton, Inc. 1,269,241
3,178 Dana, Inc. 70,520
6,511 Darden Restaurants, Inc. 938,496
727 Deckers Outdoor Corporation
b
287,390
1,543 Dick's Sporting Goods, Inc. 191,656
900 Dorman Products, Inc.
b
93,942
72,165 Duluth Holdings, Inc.
b
1,034,124
8,090 Emerald Holding, Inc.
b
32,765
225,786 Everi Holdings, Inc.
b
5,418,864
4,330 Expedia Group, Inc.
b
711,895
23,218 Farfetch , Ltd.
b
910,378
15,516 Five Below, Inc.
b
3,061,307
5,571 Foot Locker, Inc. 265,570
656 Fox Factory Holding Corporation
b
105,583
12,403 Gap, Inc. 281,424
1,437 Garmin, Ltd. 206,353
21,989 Gentex Corporation 778,191
4,300 G-III Apparel Group, Ltd.
b
123,238
5,684 Goodyear Tire & Rubber
Company
b
108,678
6,169 GoPro, Inc.
b
53,115
77 Graham Holdings Company 45,110
2,237 Grand Canyon Education, Inc.
b
178,289
554 Group 1 Automotive, Inc. 99,609

Aggressive Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (41.6%) Value
Consumer Discretionary (5.0%) - continued
851 GrowGeneration Corporation
b
$ 17,939
3,143 Guess ?, Inc. 65,092
12,767 Hanesbrands, Inc. 217,550
19,301 Harley-Davidson, Inc. 704,293
5,746 Home Depot, Inc. 2,136,018
663 Jack in the Box, Inc. 65,604
2,826 KB Home 113,464
21,438 Kohl's Corporation 1,040,386
7,395 Lear Corporation 1,270,831
46,763 Leggett & Platt, Inc. 2,190,847
7,068 Lithia Motors, Inc. 2,256,247
19,215 Lowe's Companies, Inc. 4,492,851
3,430 Lululemon Athletica , Inc.
b
1,598,414
3,499 M.D.C. Holdings, Inc. 171,381
30,745 Magnite , Inc.
b
831,037
31 Marriott Vacations Worldwide
Corporation 4,874
3,766 McDonald's Corporation 924,741
30,093 Miller Industries, Inc. 1,087,561
4,458 Mohawk Industries, Inc.
b
790,002
1,984 NIKE, Inc. 331,903
12,139 Nordstrom, Inc.
a,b
348,753
8,692 Norwegian Cruise Line Holdings,
Ltd.
a,b
223,558
697 NVR, Inc.
b
3,411,676
14,697 Ollie's Bargain Outlet Holdings,
Inc.
b
994,399
9,754 Papa John's International, Inc. 1,210,276
8,923 Penn National Gaming, Inc.
b
638,887
24,375 Planet Fitness, Inc.
b
1,939,031
294 Pool Corporation 151,457
494 Poshmark , Inc.
b
12,019
613 Purple Innovation, Inc.
b
11,831
1,071 PVH Corporation
b
117,092
42,411 Qurate Retail, Inc. 442,771
2,054 Revolve Group, Inc.
b
154,132
1,083 RH
b
714,379
10,559 Ross Stores, Inc. 1,195,279
2,661 Ruth's Hospitality Group, Inc.
b
51,464
28,187 Skyline Corporation
b
1,784,801
17,544 Sleep Number Corporation
b
1,549,837
21,379 Sony Group Corporation ADR 2,475,474
40,516 Stoneridge, Inc.
b
768,994
14,086 Tapestry, Inc. 549,072
3,295 Target Corporation 855,448
27,047 Taylor Morrison Home Corporation
b
825,745
1,969 Tenneco, Inc.
b
26,129
2,803 Tesla, Inc.
b
3,122,542
1,492 Thor Industries, Inc. 152,124
144,634 ThredUp , Inc.
b
3,129,880
9,526 Toll Brothers, Inc. 573,179
1,146 TopBuild Corporation
b
294,488
15,054 Tri Pointe Homes, Inc.
b
364,156
10,770 TripAdvisor, Inc.
b
355,087
1,311 Tupperware Brands Corporation
b
29,157
3,699 Ulta Beauty, Inc.
b
1,358,865
2,179 Urban Outfitters, Inc.
b
69,575
865 Vail Resorts, Inc. 298,174
771 Wayfair, Inc.
a,b
192,056
8,091 Weight Watchers International,
Inc.
b
140,460
197 Williams-Sonoma, Inc. 36,589
7,452 Wingstop , Inc. 1,285,246
3,311 Wolverine World Wide, Inc. 109,826
2,494 Workhorse Group, Inc.
a,b
16,785
Shares Common Stock (41.6%) Value
Consumer Discretionary (5.0%) - continued
22,789 Wyndham Hotels & Resorts, Inc. $ 1,924,987
7,244 Yum! Brands, Inc. 905,065
29,307 Zumiez , Inc.
b
1,192,795
Total 106,544,102
Consumer Staples (1.3%)
2,284 Altria Group, Inc. 100,747
6,638 BJ's Wholesale Club Holdings,
Inc.
b
387,925
47 Casey's General Stores, Inc. 9,002
1,299 Church & Dwight Company, Inc. 113,481
6,694 Colgate-Palmolive Company 510,016
3,160 Costco Wholesale Corporation 1,553,266
10,718 Coty, Inc.
b
90,889
6,944 Darling Ingredients, Inc.
b
586,907
60,120 e.l.f . Beauty, Inc.
b
1,942,477
21,254 Hain Celestial Group, Inc.
b
953,667
1,541 Hershey Company 270,214
1,549 Ingredion, Inc. 147,511
9,958 John B. Sanfilippo & Son, Inc. 841,451
6,030 Kimberly-Clark Corporation 780,825
56,458 Lamb Weston Holdings, Inc. 3,187,054
497 Medifast , Inc. 97,546
5,051 Molson Coors Beverage Company 222,699
8,769 Monster Beverage Corporation
b
745,365
50,745 Philip Morris International, Inc. 4,797,432
121,433 Primo Water Corporation 1,930,785
5,887 Procter & Gamble Company 841,782
360 Seneca Foods Corporation
b
18,587
13,554 Sprouts Farmers Markets, Inc.
b
300,086
13,445 Sysco Corporation 1,033,920
75,613 Turning Point Brands, Inc. 2,886,148
3,368 US Foods Holding Corporation
b
116,769
29,175 Walmart, Inc. 4,359,329
Total 28,825,880
Energy (1.2%)
22,828 Antero Midstream Corporation 242,890
13,133 Antero Resources Corporation
b
260,953
55,776 APA Corporation 1,461,889
11,534 Archrock , Inc. 94,463
370 Bonanza Creek Energy, Inc. 20,772
49,558 BP plc ADR 1,426,775
240 Callon Petroleum Company
b
12,415
10,159 Centennial Resource
Development, Inc.
a,b
73,145
4,346 ChampionX Corporation
b
113,996
2,417 Chevron Corporation 276,722
4,503 CNX Resources Corporation
b
65,789
29,751 ConocoPhillips 2,216,152
6,233 Continental Resources, Inc.
a
304,233
3,451 Core Laboratories NV 89,760
111,629 Devon Energy Corporation 4,474,090
7,641 Diamondback Energy, Inc. 819,039
759 Dril -Quip, Inc.
b
17,882
923 DT Midstream, Inc. 44,267
11,227 EnLink Midstream, LLC 88,132
68,762 Enterprise Products Partners, LP 1,559,522
6,519 EOG Resources, Inc. 602,747
2,478 Equitrans Midstream Corporation 25,548
1,863 Exterran Corporation
b
7,974
2,417 Exxon Mobil Corporation 155,824
45,005 Halliburton Company 1,124,675
10,278 Helix Energy Solutions Group, Inc.
b
38,851

Aggressive Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (41.6%) Value
Energy (1.2%) - continued
67,083 Helmerich & Payne, Inc. $ 2,082,256
9,173 HollyFrontier Corporation 310,047
19,436 Kinder Morgan, Inc. 325,553
1,224 Magnolia Oil & Gas Corporation 25,557
51,284 Marathon Oil Corporation 836,955
17,476 Marathon Petroleum Corporation 1,152,193
1,370 Matador Resources Company 57,334
35,060 Nine Energy Service, Inc.
b
65,212
899 Northern Oil and Gas, Inc. 20,821
16,701 NOV, Inc.
b
234,148
2,064 Oceaneering International, Inc.
b
28,070
4,792 Peabody Energy Corporation
b
56,977
11,154 Pioneer Natural Resources
Company 2,085,575
13,825 ProPetro Holding Corporation
b
132,582
2,314 Ranger Oil Corporation, Class A
b
76,454
3,056 RPC, Inc.
b
16,472
14,163 Schlumberger, Ltd. 456,898
14,024 SM Energy Company 481,304
80,456 Southwestern Energy Company
b
392,625
30,817 Talos Energy, Inc.
b
399,696
2,216 Targa Resources Corporation 121,149
69,027 TechnipFMC plc
b
508,729
54 Texas Pacific Land Corporation 68,778
26,343 Transocean, Ltd.
a,b
92,991
7,332 Valero Energy Corporation 566,984
2,919 World Fuel Services Corporation 89,117
Total 26,302,982
Financials (6.6%)
51,183 Air Lease Corporation 2,049,879
1,353 Alleghany Corporation
b
881,317
700 Allegiance Bancshares, Inc. 27,419
24,615 Ally Financial, Inc. 1,175,120
9,192 American Equity Investment Life
Holding Company 292,949
3,585 American Express Company 623,001
5,469 American Financial Group, Inc. 744,003
1,278 Ameriprise Financial, Inc. 386,122
15,965 Ameris Bancorp 836,406
6,597 Annaly Capital Management, Inc. 55,811
7,751 Apollo Commercial Real Estate
Finance, Inc. 117,350
40,430 Arch Capital Group, Ltd.
b
1,690,783
8,229 Arthur J. Gallagher & Company 1,379,756
2,187 Artisan Partners Asset
Management, Inc. 108,344
51,474 Assured Guaranty, Ltd. 2,860,925
130,249 Bank of America Corporation 6,223,297
353 Bank of Marin Bancorp 13,453
32,745 Bank of N.T. Butterfield & Son, Ltd. 1,175,546
11,572 Bank of New York Mellon
Corporation 685,062
3,585 BankFinancial Corporation 40,833
8,731 BankUnited , Inc. 354,129
7,804 Banner Corporation 450,759
4,122 Berkshire Hathaway, Inc.
b
1,183,055
1,895 BlackRock, Inc. 1,787,857
1,646 Blackstone Mortgage Trust, Inc. 54,153
76,972 Bridgewater Bancshares, Inc.
b
1,392,423
7,334 Brighthouse Financial, Inc.
b
368,387
1,153 BrightSpire Capital, Inc. 11,311
3,028 Brookline Bancorp, Inc. 48,599
1,454 Brown & Brown, Inc. 91,762
62,909 Byline Bancorp, Inc. 1,620,536
Shares Common Stock (41.6%) Value
Financials (6.6%) - continued
4,505 Cadence Bank $ 130,735
9,637 Capital One Financial Corporation 1,455,476
3,267 Cboe Global Markets, Inc. 431,048
15,354 Central Pacific Financial
Corporation 422,081
41,339 Charles Schwab Corporation 3,391,038
9,437 Chimera Investment Corporation 147,312
11,903 Chubb, Ltd. 2,325,608
4,592 Cincinnati Financial Corporation 557,652
21,314 Citigroup, Inc. 1,474,076
18,973 Citizens Financial Group, Inc. 898,941
2,077 CME Group, Inc. 458,082
6,967 CNO Financial Group, Inc. 168,183
357 Coinbase Global, Inc.
b
114,033
69,248 Columbia Banking System, Inc. 2,363,434
20,365 Comerica, Inc. 1,732,858
10,976 Community Trust Bancorp, Inc. 479,432
16,639 Customers Bancorp, Inc.
b
886,692
148 Diamond Hill Investment Group,
Inc. 32,095
121 Dime Community Bancshares, Inc. 4,317
9,859 Discover Financial Services 1,117,222
3,712 East West Bancorp, Inc. 295,030
3,859 Ellington Residential Mortgage
REIT 46,848
2,801 Enova International, Inc.
b
90,864
34,596 Enterprise Financial Services
Corporation 1,626,704
63,693 Equitable Holdings, Inc. 2,133,715
7,348 Essent Group, Ltd. 352,704
61,681 F.N.B. Corporation 718,584
1,021 FactSet Research Systems, Inc. 453,212
276 Federal Agricultural Mortgage
Corporation 34,801
1,435 Federated Hermes, Inc. 47,800
6,832 Financial Institutions, Inc. 218,077
162 First American Financial
Corporation 11,849
43,973 First Bancorp 600,231
9,957 First Busey Corporation 253,804
603 First Commonwealth Financial
Corporation 9,226
5,250 First Financial Corporation 224,962
44,452 First Horizon Corporation 754,350
486 First Mid-Illinois Bancshares, Inc. 20,937
445 First of Long Island Corporation 8,958
2,387 First Republic Bank 516,380
3,063 Flushing Financial Corporation 73,573
28,083 Franklin Resources, Inc. 884,334
39,541 Fulton Financial Corporation 636,610
18,633 Glacier Bancorp, Inc. 1,030,219
4,664 Granite Point Mortgage Trust, Inc. 62,498
9,479 Great Southern Bancorp, Inc. 534,900
16,893 Hamilton Lane, Inc. 1,765,487
23,221 Hancock Whitney Corporation 1,148,975
20,018 Hanmi Financial Corporation 444,199
5,101 Hanover Insurance Group, Inc. 642,726
64,411 Heartland Financial USA, Inc. 3,228,279
1,853 Heritage Commerce Corporation 22,217
2,351 Heritage Financial Corporation 58,399
6,208 HomeStreet , Inc. 292,769
6,376 Hometrust Bancshares, Inc. 193,830
76,905 Hope Bancorp, Inc. 1,122,044
6,708 Horizon Bancorp, Inc. 127,922
11,321 Houlihan Lokey , Inc. 1,268,858

Aggressive Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (41.6%) Value
Financials (6.6%) - continued
13,313 Independent Bank Corporation $ 299,942
674 International Bancshares
Corporation 28,578
29,272 Invesco Mortgage Capital, Inc. 91,914
23,843 Invesco, Ltd. 605,851
36,055 J.P. Morgan Chase & Company 6,125,384
771 Jefferies Financial Group, Inc. 33,153
20,110 Kinsale Capital Group, Inc. 3,763,587
1,177 Ladder Capital Corporation 14,124
2,943 Lakeland Bancorp, Inc. 52,915
7,632 Lincoln National Corporation 550,649
893 LPL Financial Holdings, Inc. 146,470
8,305 Marsh & McLennan Companies,
Inc. 1,385,274
3,146 Mercantile Bank Corporation 108,128
172 Merchants Bancorp 7,642
23,769 MFA Financial, Inc. 107,198
8,968 Midland States Bancorp, Inc. 230,119
11,150 MidWestOne Financial Group, Inc. 349,553
2,571 Moody's Corporation 1,039,070
33,605 Morgan Stanley 3,453,922
3,903 MSCI, Inc. 2,595,027
12,054 Navient Corporation 237,464
9,435 NMI Holdings, Inc.
b
229,082
5,159 Northern Trust Corporation 634,763
2,972 OceanFirst Financial Corporation 65,889
3,384 OFG Bancorp 87,646
348 Old National Bancorp 5,944
3,038 Old Second Bancorp, Inc. 41,135
269 Peapack -Gladstone Financial
Corporation 9,025
446 Peoples Bancorp, Inc. 14,254
21,225 Popular, Inc. 1,728,564
6,857 Premier Financial Corporation 218,601
12,285 Primerica, Inc. 2,066,828
6,318 QCR Holdings, Inc. 348,375
60,877 Radian Group, Inc. 1,453,134
22,412 Raymond James Financial, Inc. 2,209,599
142 Ready Capital Corporation 2,197
5,865 Reinsurance Group of America,
Inc. 692,539
2,659 RenaissanceRe Holdings, Ltd. 377,046
4,713 S&P Global, Inc. 2,234,716
325 S&T Bancorp, Inc. 9,932
44 Safety Insurance Group, Inc. 3,450
61,759 Seacoast Banking Corporation of
Florida 2,249,880
10,035 SEI Investments Company 632,606
7,913 Selective Insurance Group, Inc. 620,142
7,557 Signature Bank 2,250,626
6,429 Starwood Property Trust, Inc. 163,747
25,623 State Street Corporation 2,525,147
5,184 Synchrony Financial 240,797
47,566 Synovus Financial Corporation 2,216,100
3,681 T. Rowe Price Group, Inc. 798,335
1,439 Territorial Bancorp, Inc. 36,105
18,897 Texas Capital Bancshares, Inc.
b
1,145,158
8,397 TMX Group, Ltd. 909,110
10,017 Torchmark Corporation 891,713
2,080 Towne Bank 65,562
7,383 TPG RE Finance Trust, Inc. 96,496
2,137 TriCo Bancshares 93,665
23,887 Triumph Bancorp, Inc.
b
2,801,945
39,774 Truist Financial Corporation 2,524,456
6,283 TrustCo Bank Corporation NY 210,857
Shares Common Stock (41.6%) Value
Financials (6.6%) - continued
2,964 Trustmark Corporation $ 94,285
48,246 Umpqua Holdings Corporation 986,631
599 Univest Financial Corporation 17,191
45,548 Unum Group 1,160,108
435 Valley National Bancorp 5,768
1,081 Washington Trust Bancorp, Inc. 59,087
1,019 Waterstone Financial, Inc. 21,063
64,232 Wells Fargo & Company 3,286,109
122 WesBanco , Inc. 4,242
59,422 Western Alliance Bancorp 6,898,300
8,296 Western Asset Mortgage Capital
Corporation 20,906
10,134 Wintrust Financial Corporation 896,859
3,531 WisdomTree Investments, Inc. 22,563
42,628 Zions Bancorporation, N.A. 2,685,138
3,877 Zurich Insurance Group AG 1,718,367
Total 141,285,284
Health Care (5.6%)
11,440 908 Devices, Inc.
b
376,376
2,301 Abbott Laboratories 296,576
14,735 AbbVie, Inc. 1,689,662
43,224 ACADIA Pharmaceuticals, Inc.
b
775,871
42,907 Adaptive Biotechnologies
Corporation
b
1,433,523
8,816 Agilent Technologies, Inc. 1,388,432
81,304 Agilon Health, Inc.
b
1,991,948
1,130 Align Technology, Inc.
b
705,538
206 Allakos , Inc.
b
20,719
2,907 Allogene Therapeutics, Inc.
b
50,117
3,091 American Well Corporation
b
27,819
5,840 Amgen, Inc. 1,208,705
9,896 AMN Healthcare Services, Inc.
b
976,735
7,225 Anthem, Inc. 3,143,814
529 Arcutis Biotherapeutics , Inc.
b
11,204
6,563 Arena Pharmaceuticals, Inc.
b
376,651
4,783 Argenx SE ADR
b
1,444,275
10,921 Ascendis Pharma AS ADR
b
1,655,733
24 Atrion Corporation 17,472
45,474 Avantor , Inc.
b
1,836,240
30,328 Axonics Modulation Technologies,
Inc.
b
2,224,559
7,456 Baxter International, Inc. 588,726
1,355 Becton, Dickinson and Company 324,644
5,720 Biogen, Inc.
b
1,525,410
172 Bio-Rad Laboratories, Inc.
b
136,685
6,570 Bio- Techne Corporation 3,440,380
434 Boston Scientific Corporation
b
18,718
634 Bristol-Myers Squibb Company 37,026
36,994 Centene Corporation
b
2,635,453
850 Cerner Corporation 63,147
2,790 Charles River Laboratories
International, Inc.
b
1,251,817
570 Chemed Corporation 274,883
9,168 Cigna Holding Company 1,958,376
3,909 Cooper Companies, Inc. 1,629,740
1,410 CRISPR Therapeutics AG
b
128,775
2,211 CryoLife , Inc.
b
45,635
14,090 CVS Health Corporation 1,257,955
2,420 Danaher Corporation 754,483
2,507 Dentsply Sirona, Inc. 143,425
2,690 DermTech , Inc.
b
73,572
5,247 Dexcom , Inc.
b
3,269,983
3,163 Editas Medicine, Inc.
b
116,145

Aggressive Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (41.6%) Value
Health Care (5.6%) - continued
11,202 Edwards Lifesciences
Corporation
b
$ 1,342,224
316 Generation Bio Company
b
6,623
19,066 Gilead Sciences, Inc. 1,237,002
23,640 GlaxoSmithKline plc ADR
a
1,000,681
3,731 Global Blood Therapeutics, Inc.
b
136,256
28,813 GoodRx Holdings, Inc.
a,b
1,285,060
17,476 Guardant Health, Inc.
b
2,041,022
234 Haemonetics Corporation
b
16,078
28,570 Halozyme Therapeutics, Inc.
b
1,087,660
8,852 HCA Healthcare, Inc. 2,217,072
2,547 HealthEquity , Inc.
b
168,560
886 ICU Medical, Inc.
b
207,439
3,940 Illumina, Inc.
b
1,635,336
25,198 Immunocore Holdings plc ADR
b
970,627
20,135 InMode , Ltd.
b
1,907,590
811 Inogen , Inc.
b
32,156
8,232 Inspire Medical Systems, Inc.
b
2,219,183
11,631 Insulet Corporation
b
3,605,843
1,453 Integra LifeSciences Holdings
Corporation
b
96,566
2,326 Intuitive Surgical, Inc.
b
839,988
363 Invitae Corporation
b
9,620
70,060 Ionis Pharmaceuticals, Inc.
b
2,232,812
2,899 IQVIA Holding, Inc.
b
757,857
29,388 Johnson & Johnson 4,786,717
1,328 Laboratory Corporation of America
Holdings
b
381,163
134,372 Lantheus Holdings, Inc.
b
3,142,961
1,507 Lineage Cell Therapeutics, Inc.
b
3,436
3,512 Maravai LifeSciences Holdings,
Inc.
b
148,522
967 Masimo Corporation
b
274,183
34,699 Medtronic plc 4,159,022
41,696 Merck & Company, Inc. 3,671,333
338 Mettler -Toledo International, Inc.
b
500,537
1,436 Molina Healthcare, Inc.
b
424,654
210 Morphic Holding, Inc.
b
12,075
15,116 Natera , Inc.
b
1,731,840
2,967 National HealthCare Corporation 207,512
1,511 Neogen Corporation
b
63,930
21,067 Nevro Corporation
b
2,396,161
3,349 Novo Nordisk AS ADR 368,825
16,923 NuVasive , Inc.
b
903,011
1,891 Organogenesis Holdings, Inc.
b
20,763
177 Orthofix Medical, Inc.
b
6,368
901 Owens & Minor, Inc. 32,328
22,754 Phreesia , Inc.
b
1,605,067
3,863 Premier, Inc. 150,464
38,127 Progyny , Inc.
b
2,342,142
25,658 Pulmonx Corporation
a,b
998,866
1,010 Reata Pharmaceuticals, Inc.
b
96,970
333 Regeneron Pharmaceuticals, Inc.
b
213,100
10,809 Repligen Corporation
b
3,140,015
1,445 Rubius Therapeutics, Inc.
b
20,533
9,206 Sarepta Therapeutics, Inc.
b
728,471
29,711 Silk Road Medical, Inc.
b
1,744,333
428 STAAR Surgical Company
b
50,701
6,339 Stryker Corporation 1,686,618
38,557 Syneos Health, Inc.
b
3,598,910
20,802 Tactile Systems Technology, Inc.
b
717,461
2,249 Teladoc Health, Inc.
b
336,428
5,535 Teleflex, Inc. 1,975,663
1,351 Tenet Healthcare Corporation
b
96,813
1,136 Thermo Fisher Scientific, Inc. 719,168
Shares Common Stock (41.6%) Value
Health Care (5.6%) - continued
8,992 Tilray , Inc.
a,b
$ 92,618
18,453 Travere Therapeutics, Inc.
b
531,631
442 U.S. Physical Therapy, Inc. 47,674
3,490 UnitedHealth Group, Inc. 1,607,040
925 Universal Health Services, Inc. 114,793
284 Vaxcyte , Inc.
b
6,646
5,250 Veeva Systems, Inc.
b
1,664,303
1,731 Viatris , Inc. 23,109
143,436 Viemed Healthcare, Inc.
b
821,888
21,293 Vor BioPharma , Inc.
b
334,939
2,551 VYNE Therapeutics, Inc.
b
3,418
555 Waters Corporation
b
203,990
10,739 Zimmer Biomet Holdings, Inc. 1,536,966
15,726 Zoetis, Inc. 3,399,961
32,383 Zymeworks , Inc. 720,522
Total 120,946,764
Industrials (7.3%)
2,437 A.O. Smith Corporation 178,072
9,156 Advanced Drainage Systems, Inc. 1,032,797
6,090 AECOM
b
416,373
464 Allegion plc 59,531
30,530 Altra Industrial Motion Corporation 1,592,139
14,345 AMETEK, Inc. 1,899,278
1,459 Armstrong World Industries, Inc. 154,143
44,448 ASGN, Inc.
b
5,318,648
716 Avis Budget Group, Inc.
b
124,090
7,218 AZZ, Inc. 383,492
578 Babcock & Wilcox Enterprises,
Inc.
b
3,948
84,906 Badger Infrastructure Solution 2,342,873
3,059 Bloom Energy Corporation
a,b
95,624
16,942 Carlisle Companies, Inc. 3,776,711
498 Caterpillar, Inc. 101,597
9,466 CBIZ, Inc.
b
347,497
18,649 Chart Industries, Inc.
b
3,310,570
43,787 Crane Company 4,522,321
4,185 CSW Industrials, Inc. 580,125
43,690 CSX Corporation 1,580,267
1,223 Cummins, Inc. 293,324
23,954 Curtiss-Wright Corporation 3,058,447
802 Deere & Company 274,533
48,121 Delta Air Lines, Inc.
b
1,882,975
12,422 Desktop Metal, Inc.
a,b
86,830
672 Douglas Dynamics, Inc. 28,426
3,809 Dover Corporation 644,026
46,684 Driven Brands Holdings, Inc.
b
1,515,829
41,281 Dun & Bradstreet Holdings, Inc.
b
777,734
6,234 Eaton Corporation plc 1,027,114
5,817 EMCOR Group, Inc. 706,707
7,026 Emerson Electric Company 681,592
1,598 Expeditors International of
Washington, Inc. 196,969
14,602 Fastenal Company 833,482
65,550 First Advantage Corporation
b
1,225,785
5,511 Flowserve Corporation 185,280
7,159 Forrester Research, Inc.
b
381,217
30,512 Forward Air Corporation 3,068,287
2,111 GATX Corporation 200,228
6,386 Generac Holdings, Inc.
b
3,183,804
13,593 General Dynamics Corporation 2,755,981
2,439 Gorman-Rupp Company 103,706
22,968 GrafTech International, Ltd. 245,758
342 GXO Logistics, Inc.
b
30,370
2,239 Harsco Corporation
b
38,287

Aggressive Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (41.6%) Value
Industrials (7.3%) - continued
23,383 Helios Technologies, Inc. $ 2,129,022
8,555 Honeywell International, Inc. 1,870,294
90,031 Howmet Aerospace, Inc. 2,673,020
6,599 Hubbell, Inc. 1,315,643
254 ICF International, Inc. 25,524
12,309 IDEX Corporation 2,739,614
2,287 Illinois Tool Works, Inc. 521,139
1,142 ITT Corporation 107,428
286 JB Hunt Transport Services, Inc. 56,396
944 JetBlue Airways Corporation
b
13,244
260 John Bean Technologies
Corporation 38,415
37,891 Johnson Controls International plc 2,780,063
880 Kaman Corporation 31,495
1,901 Kansas City Southern 589,785
3,664 Kennametal, Inc. 145,644
11,463 L3Harris Technologies, Inc. 2,642,680
6,363 Landstar System, Inc. 1,118,679
981 Lennox International, Inc. 293,594
32,647 Lincoln Electric Holdings, Inc. 4,648,933
2,122 Linde plc 677,342
2,721 Lockheed Martin Corporation 904,243
26,937 Manpower, Inc. 2,603,461
209 Masco Corporation 13,700
967 Masonite International
Corporation
b
116,050
15,398 Mercury Systems, Inc.
b
793,613
127,895 Meritor, Inc.
b
3,112,964
32,661 Middleby Corporation
b
5,958,673
6,131 MSC Industrial Direct Company,
Inc. 515,433
38,248 NAPCO Security Technologies,
Inc.
b
1,834,374
2,946 Nikola Corporation
a,b
34,763
870 Nordson Corporation 221,163
2,116 Norfolk Southern Corporation 620,094
13,795 Nutrien , Ltd. 964,408
6,586 nVent Electric plc 233,474
7,457 Old Dominion Freight Line, Inc. 2,545,447
8,262 Parker-Hannifin Corporation 2,450,427
10,035 Pitney Bowes, Inc. 69,643
1,456 Quad/Graphics, Inc.
b
5,737
10,169 Quanta Services, Inc. 1,233,296
55,216 Ranpak Holdings Corporation
b
1,902,743
18,032 Raytheon Technologies
Corporation 1,602,323
6,650 RBC Bearings, Inc.
b
1,555,634
42,955 Regal Rexnord Corporation 6,543,335
147 Robert Half International, Inc. 16,621
36,758 Rush Enterprises, Inc. 1,914,357
768 Ryder System, Inc. 65,242
4,098 Saia, Inc.
b
1,281,199
8,285 Simpson Manufacturing Company,
Inc. 878,956
3,480 SkyWest, Inc.
b
149,744
6,694 Smith & Wesson Brands, Inc. 143,921
1,303 Snap-On, Inc. 264,809
16,766 Southwest Airlines Company
b
792,696
1,029 SPX FLOW, Inc. 76,877
10,105 Standex International Corporation 1,124,383
2,853 Stanley Black & Decker, Inc. 512,770
69,226 Summit Materials, Inc.
b
2,467,907
102,394 Sun Country Airlines Holdings,
Inc.
b
3,100,490
2,707 Sunrun , Inc.
b
156,140
Shares Common Stock (41.6%) Value
Industrials (7.3%) - continued
2,258 Technip Energies NV ADR
b
$ 34,593
697 Teledyne Technologies, Inc.
b
313,106
12 Tetra Tech, Inc. 2,108
914 Thermon Group Holdings, Inc.
b
15,794
15,991 Timken Company 1,134,561
1,389 Toro Company 132,608
2,704 Trane Technologies plc 489,235
23,973 TransUnion 2,763,847
11,435 Trex Company, Inc.
b
1,216,684
6,559 TriMas Corporation
b
218,743
10,173 Tutor Perini Corporation 138,556
17,958 Uber Technologies, Inc.
b
786,920
837 UniFirst Corporation 165,692
8,760 Union Pacific Corporation 2,114,664
1,033 United Airlines Holdings, Inc.
b
47,663
15,897 United Parcel Service, Inc. 3,393,533
15,188 United Rentals, Inc.
b
5,757,923
75,752 US Ecology, Inc.
b
2,438,457
2,943 Valmont Industries, Inc. 703,259
16,347 Vicor Corporation
b
2,478,042
2,247 Waste Connections, Inc. 305,614
1,526 Watsco , Inc. 441,899
252 Watts Water Technologies, Inc. 47,885
4,815 Werner Enterprises, Inc. 218,216
22,406 WESCO International, Inc.
b
2,902,921
10,684 Willdan Group, Inc.
b
357,166
106,796 WillScot Mobile Mini Holdings
Corporation
b
3,711,161
1,823 Woodward, Inc. 205,908
2,251 Xylem, Inc. 293,958
Total 157,276,567
Information Technology (8.2%)
3,790 Accenture plc 1,359,814
3,056 ACI Worldwide, Inc.
b
93,758
2,494 Adobe, Inc.
b
1,621,998
10,604 Advanced Energy Industries, Inc. 973,659
1,967 Advanced Micro Devices, Inc.
b
236,492
31,371 Agilysys , Inc.
b
1,497,024
29,504 Alignment Healthcare, Inc.
a,b
585,949
9,413 Alliance Data Systems Corporation 802,458
808 Alteryx , Inc.
b
59,138
36,190 Amphenol Corporation 2,778,306
45,486 Anaplan, Inc.
b
2,966,142
2,831 ANSYS, Inc.
b
1,074,591
61,879 Apple, Inc. 9,269,474
23,113 AppLovin Corporation
b
2,270,852
651 Automatic Data Processing, Inc. 146,143
12,457 Avalara, Inc.
b
2,237,776
21,582 Axcelis Technologies, Inc.
b
1,185,499
34,172 Bandwidth, Inc.
b
2,914,188
882 Benchmark Electronics, Inc. 20,559
38,839 BigCommerce Holdings, Inc.
b
1,794,750
16,298 Bill.com Holdings, Inc.
b
4,796,664
602 Broadridge Financial Solutions,
Inc. 107,403
2,458 Cadence Design Systems, Inc.
b
425,504
50,310 Calix, Inc.
b
3,148,903
4,545 CDK Global, Inc. 197,798
2,925 CDW Corporation 545,951
32,900 Ciena Corporation
b
1,786,141
87,438 Cisco Systems, Inc. 4,893,905
28,834 Cognex Corporation 2,525,570
22,788 Computer Services, Inc. 1,253,340
458 Concentrix Corporation 81,377

Aggressive Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (41.6%) Value
Information Technology (8.2%) - continued
7,544 Coupa Software, Inc.
b
$ 1,717,769
654 CTS Corporation 23,296
15,302 Descartes Systems Group, Inc.
b
1,251,245
2,008 Diebold Nixdorf, Inc.
b
18,072
446 Digital Turbine, Inc.
b
38,383
516 Diodes, Inc.
b
49,582
7,465 DocuSign, Inc.
b
2,077,435
35,669 Dolby Laboratories, Inc. 3,151,356
28,485 Dropbox, Inc.
b
868,508
9,570 DXC Technology Company
b
311,695
10,028 Elastic NV
b
1,739,958
7,218 Endava plc ADR
b
1,143,764
3,884 Enphase Energy, Inc.
b
899,651
3,013 EPAM Systems, Inc.
b
2,028,472
2,377 ePlus , Inc.
b
262,825
205 ExlService Holdings, Inc.
b
25,139
1,036 eXp World Holdings, Inc. 53,458
1,481 F5 Networks, Inc.
b
312,713
528 Fair Isaac Corporation
b
210,250
18,296 Five9, Inc.
b
2,890,951
3,790 FleetCor Technologies, Inc.
b
937,684
106,538 Gilat Satellite Networks, Ltd. 872,546
162 Global Payments, Inc. 23,164
23,121 Hewlett Packard Enterprise
Company 338,723
29,492 HP, Inc. 894,492
2,795 HubSpot , Inc.
b
2,264,593
5,181 Intel Corporation 253,869
2,165 Intuit, Inc. 1,355,268
8,294 Jack Henry & Associates, Inc. 1,380,785
2,463 KLA-Tencor Corporation 918,108
33,093 Knowles Corporation
b
689,658
3,456 Lam Research Corporation 1,947,698
21,710 Lattice Semiconductor
Corporation
b
1,507,542
4,890 Littelfuse , Inc. 1,440,350
27,764 LivePerson , Inc.
b
1,430,124
27,720 LiveRamp Holding, Inc.
b
1,483,297
1,251 Manhattan Associates, Inc.
b
227,107
7,701 Mastercard , Inc. 2,583,840
1,895 MAXIMUS, Inc. 160,260
274 MaxLinear , Inc.
b
17,262
2,268 Micron Technology, Inc. 156,719
51,136 Microsoft Corporation 16,957,720
13,725 MKS Instruments, Inc. 2,059,436
10,070 Monolithic Power Systems, Inc. 5,291,382
242 Motorola Solutions, Inc. 60,159
34,414 National Instruments Corporation 1,461,563
4,844 NetApp, Inc. 432,569
3,532 NICE, Ltd. ADR
b
999,627
6,376 Nova Measuring Instruments, Ltd.
b
692,561
9,896 NVIDIA Corporation 2,530,110
7,650 Okta , Inc.
b
1,890,927
4,270 Palo Alto Networks, Inc.
b
2,173,814
4,121 Paychex, Inc. 508,037
4,922 Paycom Software, Inc.
b
2,696,518
6,597 PayPal Holdings, Inc.
b
1,534,396
3,651 Photronics , Inc.
b
47,427
2,065 Progress Software Corporation 106,162
474 PTC, Inc.
b
60,364
11,496 Q2 Holdings, Inc.
b
901,976
1,554 Qorvo , Inc.
b
261,429
21,459 QUALCOMM, Inc. 2,854,905
4,573 Rogers Corporation
b
919,722
Shares Common Stock (41.6%) Value
Information Technology (8.2%) - continued
7,458 SailPoint Technologies Holdings,
Inc.
b
$ 357,835
4,441 Salesforce.com, Inc.
b
1,330,923
39,525 Samsung Electronics Company,
Ltd. 2,366,486
1,540 ScanSource , Inc.
b
55,101
5,867 Semtech Corporation
b
498,871
1,411 ServiceNow , Inc.
b
984,539
70,840 Sierra Wireless, Inc.
b
1,185,862
3,555 SiTime Corporation
b
941,684
1,373 Solaredge Technology, Ltd.
b
486,976
66,054 Sonos , Inc.
b
2,154,682
33,281 Sprout Social, Inc.
b
4,249,318
5,365 Square, Inc.
b
1,365,393
28,378 STMicroelectronics NV ADR
a
1,351,928
5,766 SYNNEX Corporation 605,430
1,503 TE Connectivity, Ltd. 219,438
103,234 Telefonaktiebolaget LM Ericsson
ADR 1,122,154
22,342 Texas Instruments, Inc. 4,188,678
21,210 Trade Desk, Inc.
b
1,588,841
212,533 TTM Technologies, Inc.
b
2,813,937
395 Unisys Corporation
b
10,100
1,248 Upland Software, Inc.
b
41,646
5,311 VeriSign, Inc.
b
1,182,600
424 Vertex, Inc.
b
8,828
3,729 Visa, Inc. 789,690
4,003 VMware, Inc.
a,b
607,255
6,715 Western Digital Corporation
b
351,127
1,941 WEX, Inc.
b
290,568
31,555 Workiva , Inc.
b
4,719,050
15,241 Xerox Holdings Corporation 271,290
3,475 Zoom Video Communications,
Inc.
b
954,409
4,110 Zscaler , Inc.
b
1,310,515
Total 176,454,695
Materials (1.6%)
60 Allegheny Technologies, Inc.
b
966
555 Amyris , Inc.
b
8,225
13,933 AptarGroup, Inc. 1,682,828
29,148 Ashland Global Holdings, Inc. 2,798,500
2,271 Avery Dennison Corporation 494,442
48,123 Axalta Coating Systems, Ltd.
b
1,500,956
136 Balchem Corporation 20,820
9,858 Ball Corporation 901,810
403 Cabot Corporation 21,500
47,671 Carpenter Technology Corporation 1,472,081
1,686 Celanese Corporation 272,306
37,121 CF Industries Holdings, Inc. 2,108,473
10,715 Chemours Company 300,234
5,735 Cleveland-Cliffs, Inc.
a,b
138,271
11,885 Compass Minerals International,
Inc. 779,656
21,339 Eastman Chemical Company 2,219,896
6,790 Ferroglobe Representation &
Warranty Insurance Trust
b,c
1
3,036 FMC Corporation 276,306
14,002 Graphic Packaging Holding
Company 279,060
17,220 Ingevity Corporation
b
1,341,610
5,533 Innospec , Inc. 501,345
187,572 Ivanhoe Mines, Ltd.
b
1,471,658
7,066 Kaiser Aluminum Corporation 686,391
426 Koppers Holdings, Inc.
b
14,948

Aggressive Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (41.6%) Value
Materials (1.6%) - continued
14,822 LyondellBasell Industries NV $ 1,375,778
5,353 Martin Marietta Materials, Inc. 2,102,873
813 Materion Corporation 58,682
3,777 Minerals Technologies, Inc. 267,940
5,391 Myers Industries, Inc. 110,947
3,827 Neenah, Inc. 193,417
6 NewMarket Corporation 2,040
15,206 Nucor Corporation 1,697,750
3,404 O-I Glass, Inc.
b
44,422
5,135 Olin Corporation 292,592
9,834 Quaker Chemical Corporation 2,417,591
2,873 Reliance Steel & Aluminum
Company 419,918
549 Royal Gold, Inc. 54,362
865 RPM International, Inc. 75,428
2,986 Ryerson Holding Corporation 78,711
4,969 Sensient Technologies Corporation 475,036
1,908 Sherwin-Williams Company 604,092
1,249 Sonoco Products Company 72,380
20,808 Steel Dynamics, Inc. 1,374,993
1,550 SunCoke Energy, Inc. 11,191
2,270 Tronox Holdings plc 52,936
25,701 UFP Technologies, Inc.
b
1,590,635
12,523 United States Lime & Minerals, Inc. 1,546,340
18,647 United States Steel Corporation 492,094
1,698 Worthington Industries, Inc. 92,235
Total 34,796,666
Real Estate (2.3%)
6,144 AGNC Investment Corporation 97,812
36,630 Agree Realty Corporation 2,602,928
4,719 Alexandria Real Estate Equities,
Inc. 963,337
60,126 American Campus Communities,
Inc. 3,229,969
11,206 American Finance Trust, Inc. 92,786
760 Apartment Income REIT
Corporation 40,744
4,671 AvalonBay Communities, Inc. 1,105,532
27 Bluegreen Vacations Holding
Corporations
b
691
20,473 Camden Property Trust 3,339,146
6,385 CareTrust REIT, Inc. 132,489
27,286 CBRE Group, Inc.
b
2,839,927
2,951 Cedar Realty Trust, Inc. 65,719
9,791 Colliers International Group, Inc. 1,423,318
540 Community Healthcare Trust, Inc. 25,834
1,321 Corepoint Lodging, Inc.
b
22,774
19,131 CubeSmart 1,052,396
47,519 Cushman and Wakefield plc
b
873,874
4,794 Digital Realty Trust, Inc. 756,541
15,603 Duke Realty Corporation 877,513
2,534 EastGroup Properties, Inc. 501,174
17,722 EPR Properties 889,822
46,516 Essential Properties Realty Trust,
Inc. 1,385,712
970 Essex Property Trust, Inc. 329,732
4,569 Extra Space Storage, Inc. 901,784
1,217 Farmland Partners, Inc. 13,679
523 Federal Realty Investment Trust 62,943
20,476 First Industrial Realty Trust, Inc. 1,192,317
5,753 FirstService Corporation 1,150,140
13,536 Four Corners Property Trust, Inc. 392,544
2,570 Getty Realty Corporation 82,548
Shares Common Stock (41.6%) Value
Real Estate (2.3%) - continued
7,616 Gladstone Commercial
Corporation $ 166,486
7,197 Gladstone Land Corporation 159,342
14,932 Healthcare Realty Trust, Inc. 493,652
778 Highwoods Properties, Inc. 34,885
79,457 Host Hotels & Resorts, Inc.
b
1,337,261
63,514 Independence Realty Trust, Inc. 1,500,836
6,615 Industrial Logistics Properties Trust 185,815
2,648 Innovative Industrial Properties,
Inc. 696,662
1,314 Jones Lang LaSalle, Inc.
b
339,314
8,135 Kilroy Realty Corporation 548,136
4,915 Life Storage, Inc. 657,676
18,650 Medical Properties Trust, Inc. 397,804
49,794 MGIC Investment Corporation 804,671
13,413 National Retail Properties, Inc. 608,414
65,002 National Storage Affiliates Trust 4,060,025
1,109 NetSTREIT Corporation 26,882
18,713 New Residential Investment
Corporation 212,580
11,251 NexPoint Residential Trust, Inc. 796,796
1,805 Omega Healthcare Investors, Inc. 52,995
2,383 One Liberty Properties, Inc. 74,493
4,132 Opendoor Technologies, Inc.
b
97,970
1,078 Preferred Apartment Communities,
Inc. 13,594
3,825 Public Storage, Inc. 1,270,588
18,151 Rayonier, Inc. REIT 677,577
3,747 Realty Income Corporation 267,648
354 Redfin Corporation
b
18,174
37,878 Rexford Industrial Realty, Inc. 2,545,402
225 RMR Group, Inc. 7,828
9,058 Sabra Health Care REIT, Inc. 128,171
4,147 SBA Communications Corporation 1,432,083
36,950 Service Properties Trust 397,951
6,127 Spirit Realty Capital, Inc. 299,794
12,260 STAG Industrial, Inc. 533,678
6,044 Store Capital Corporation 207,491
14,969 UDR, Inc. 831,229
5,326 UMH Properties, Inc. 127,504
Total 48,457,132
Utilities (0.8%)
16,354 Alliant Energy Corporation 925,146
1,511 American States Water Company 137,259
2,355 Artesian Resources Corporation 94,718
3,272 Avista Corporation 130,258
1,783 Black Hills Corporation 118,356
33,453 CenterPoint Energy, Inc. 871,116
175 Chesapeake Utilities Corporation 22,937
3,549 CMS Energy Corporation 214,182
2,120 Consolidated Water Company,
Ltd.
a
23,553
1,846 DTE Energy Company 209,244
17,042 Duke Energy Corporation 1,738,454
18,606 Entergy Corporation 1,916,790
3,237 Essential Utilities, Inc. 152,366
26,378 Exelon Corporation 1,403,046
1,688 MDU Resources Group, Inc. 51,872
549 MGE Energy, Inc. 41,664
212 Middlesex Water Company 23,346
79,941 NiSource, Inc. 1,972,145
15,381 NorthWestern Corporation 874,564
530 Otter Tail Corporation 32,865
15,607 Pinnacle West Capital Corporation 1,006,495

Aggressive Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (41.6%) Value
Utilities (0.8%) - continued
29,103 Portland General Electric
Company $ 1,435,069
744 PPL Corporation 21,427
21,941 Sempra Energy 2,800,330
23,385 Spire, Inc. 1,467,643
11,286 UGI Corporation 489,925
32 Unitil Corporation 1,336
238 Vistra Energy Corporation 4,662
Total 18,180,768
Total Common Stock
(cost $635,081,742) 894,870,247
Principal
Amount Long-Term Fixed Income ( 2.8% ) Value
Asset-Backed Securities (<0.1%)
Cent CLO, LP
$ 25,000
2.424%,  (LIBOR 3M +
2.300%), 10/25/2028, Ser.
2018-27A, Class B
d,e
25,018
Total 25,018
Collateralized Mortgage Obligations (<0.1%)
MASTR Alternative Loans Trust
25,056
0.539%,  (LIBOR 1M +
0.450%), 12/25/2035, Ser.
2005-6, Class 2A1
e
3,543
Sequoia Mortgage Trust
34,270
2.849%,  9/20/2046, Ser.
2007-1, Class 4A1
e
26,698
Total 30,241
Mortgage-Backed Securities (1.1%)
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
1,634,000 1.500%,  11/1/2036
f
1,644,564
2,000,000 2.000%,  11/1/2036
f
2,052,305
4,186,000 2.000%,  12/1/2036
f
4,288,442
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
3,600,000 2.000%,  11/1/2051
f,g
3,599,930
1,325,000 2.500%,  11/1/2051
f
1,360,790
2,200,000 2.000%,  12/1/2051
f
2,195,402
3,625,000 2.500%,  12/1/2051
f,g
3,714,280
225,000 3.000%,  11/1/2047
f
234,721
2,475,000 3.000%,  12/15/2049
f
2,579,052
Government National Mortgage
Association Conventional 30-Yr.
Pass Through
1,975,000 2.500%,  11/1/2051
f
2,030,200
425,000 2.500%,  12/1/2051
f
435,999
Total 24,135,685
U.S. Government & Agencies (1.7%)
U.S. Treasury Bonds
2,000,000 1.625%,  11/15/2050 1,855,000
1,490,000 2.250%,  11/15/2027 1,567,818
4,500,000 2.875%,  5/15/2028 4,911,855
190,000 5.250%,  11/15/2028 238,621
125,000 0.875%,  11/15/2030 118,101
Principal
Amount Long-Term Fixed Income (2.8%) Value
U.S. Government & Agencies (1.7%) -
continued
$ 70,000 1.125%,  2/15/2031 $ 67,517
3,240,000 1.375%,  11/15/2040 2,923,847
2,291,000 2.500%,  5/15/2046 2,525,201
U.S. Treasury Notes
9,000,000 0.125%,  12/31/2022 8,988,398
960,000 2.250%,  11/15/2024 1,002,450
1,930,000 2.125%,  11/30/2024 2,007,878
540,000 2.625%,  1/31/2026 574,615
8,570,000 2.500%,  2/28/2026 9,077,839
200,000 0.750%,  1/31/2028 192,305
Total 36,051,445
Total Long-Term Fixed Income
(cost $59,066,588) 60,242,389
Shares
Collateral Held for Securities
Loaned ( 0.6% ) Value
12,677,137 Thrivent Cash Management Trust 12,677,137
Total Collateral Held for
Securities Loaned
(cost $12,677,137) 12,677,137
Shares or
Principal
Amount Short-Term Investments ( 13.9% ) Value
Federal Home Loan Bank Discount
Notes
2,400,000 0.040%, 11/3/2021
h,i
2,399,995
200,000 0.040%, 11/12/2021
h
199,998
100,000 0.040%, 11/15/2021
h
99,998
5,500,000 0.040%, 11/18/2021
h,i
5,499,896
10,900,000 0.039%, 12/3/2021
h,i
10,899,613
6,400,000 0.025%, 12/21/2021
h,i
6,399,645
6,600,000 0.034%, 12/27/2021
h,i
6,599,589
1,700,000 0.020%, 12/28/2021
h,i
1,699,892
200,000 0.040%, 1/13/2022
h
199,980
7,000,000 0.042%, 1/19/2022
h,i
6,999,232
Thrivent Core Short-Term Reserve
Fund
25,730,078 0.130% 257,300,782
Total Short-Term Investments
(cost $298,225,763) 298,298,620
Total Investments (cost
$1,553,109,247) 101.7% $2,186,757,756
Other Assets and Liabilities, Net
(1.7%) (37,154,276)
Total Net Assets 100.0% $2,149,603,480
a All or a portion of the security is on loan.
b Non-income producing security.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2021, the value of these investments was $25,018 or 0.0%
of total net assets.

Aggressive Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

+
e Denotes variable rate securities. The rate shown is as
of October 31, 2021. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
f Denotes investments purchased on a when-issued or
delayed-delivery basis.
g All or a portion of the security was earmarked to cover
written options.
h The interest rate shown reflects the yield.
i All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Aggressive Allocation
Fund as of October 31, 2021:
Securities Lending Transactions
Common Stock $ 12,370,697
Total lending $12,370,697
Gross amount payable upon return of
collateral for securities loaned $12,677,137
Net amounts due to counterparty $306,440
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
FNMA - Federal National Mortgage Association
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $653,624,540
Gross unrealized depreciation (28,037,994)
Net unrealized appreciation (depreciation) $625,586,546
Cost for federal income tax purposes $1,559,735,826

Aggressive Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2021, in valuing Aggressive Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 35,799,407 35,799,407 – –
Consumer Discretionary 106,544,102 106,544,102 – –
Consumer Staples 28,825,880 28,825,880 – –
Energy 26,302,982 26,302,982 – –
Financials 141,285,284 138,657,807 2,627,477 –
Health Care 120,946,764 120,946,764 – –
Industrials 157,276,567 154,933,694 2,342,873 –
Information Technology 176,454,695 174,088,209 2,366,486 –
Materials 34,796,666 33,325,007 1,471,658 1
Real Estate 48,457,132 48,457,132 – –
Utilities 18,180,768 18,180,768 – –
Registered Investment Companies
Unaffiliated 17,150,026 17,150,026 – –
Affiliated 709,394,159 709,394,159 – –
Long-Term Fixed Income
Asset-Backed Securities 25,018 – 25,018 –
Collateralized Mortgage Obligations 30,241 – 30,241 –
Mortgage-Backed Securities 24,135,685 – 24,135,685 –
U.S. Government & Agencies 36,051,445 – 36,051,445 –
Short-Term Investments 40,997,838 – 40,997,838 –
Subtotal Investments in Securities $1,722,654,659 $1,612,605,937 $110,048,721 $1
Other Investments  * Total
Affiliated Registered Investment Companies 194,125,178
Affiliated Short-Term Investments 257,300,782
Collateral Held for Securities Loaned 12,677,137
Subtotal Other Investments $464,103,097
Total Investments at Value $2,186,757,756
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 9,983,468 9,983,468 – –
Total Asset Derivatives $9,983,468 $9,983,468 $– $–
Liability Derivatives
Futures Contracts 11,425,796 11,425,796 – –
Call Options Written 3,915 – – 3,915
Total Liability Derivatives $11,429,711 $11,425,796 $– $3,915

Aggressive Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
NASDAQ
-
National Association of Securities Dealers
Automated Quotations
S&P
-
Standard & Poor's
Counterparty:
JPM
-
J.P. Morgan
MSC
-
Morgan Stanley & Company
The following table presents Aggressive Allocation Fund's futures contracts held as of October 31, 2021. Investments and/or cash totaling
$31,887,922 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 69 December 2021 $ 9,215,461 ( $ 196,945)
CBOT U.S. Long Bond 2 December 2021 324,881 (3,194)
CME E-mini Russell 2000 Index 6 December 2021 674,075 14,515
CME E-mini S&P 500 Index 1,690 December 2021 378,723,268 9,723,232
CME E-mini S&P Mid-Cap 400 Index 5 December 2021 1,350,414 44,286
CME Ultra Long Term U.S. Treasury Bond 15 December 2021 2,970,691 (24,597)
ICE mini MSCI EAFE Index 1,166 December 2021 137,208,431 (809,751)
ICE US mini MSCI Emerging Markets Index 771 December 2021 50,151,787 (1,501,687)
Total Futures Long Contracts $ 580,619,008 $ 7,245,859
CBOT 2-Yr. U.S. Treasury Note (11) December 2021 ( $ 2,422,067) $ 10,317
CBOT 5-Yr. U.S. Treasury Note (72) December 2021 (8,900,545) 134,545
CME E-mini NASDAQ 100 Index (107) December 2021 (33,279,621) (614,768)
CME E-mini Russell 2000 Index (1,128) December 2021 (126,434,878) (3,020,042)
CME E-mini S&P Mid-Cap 400 Index (618) December 2021 (167,130,108) (5,254,812)
Ultra 10-Yr. U.S. Treasury Note (16) December 2021 (2,377,074) 56,573
Total Futures Short Contracts ( $ 340,544,293) ($8,688,187)
Total Futures Contracts $ 240,074,715 ($1,442,328)
The following table presents Aggressive Allocation Fund's options contracts held as of October 31, 2021.
Option _ Description
(Underlying Security
Description)
Counter-
party
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value
Unrealized
Appreciation/
(Depreciation)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
MSC (1.00) $ 102.58
December
2021 ( $ 1,024,629) ( $ 3,798) $ 1,397
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
JPM (1.00) 100.77
November
2021 (999,980) (117) 5,547
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
Total Options Written Contracts ($3,915) $6,944
(*)  Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the
Notes to Financial Statements.

Aggressive Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of October 31, 2021, for Aggressive Allocation
Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the
Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 9,782,033
Total Equity Contracts 9,782,033
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 201,435
Options Written Net Assets - Distributable earnings/(accumulated loss) 6,944
Total Interest Rate Contracts 208,379
Total Asset Derivatives $9,990,412
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 11,201,060
Total Equity Contracts 11,201,060
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 224,736
Total Interest Rate Contracts 224,736
Total Liability Derivatives $11,425,796
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2021, for
Aggressive Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Options Written Net realized gains/(losses) on Written option contracts 46,367
Options Purchased Net realized gains/(losses) on Investments 69,828
Futures Net realized gains/(losses) on Futures contracts (394,649)
Total Interest Rate Contracts (278,454)
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 833,245
Total Equity Contracts 833,245
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts (2,960,225)
Total Foreign Exchange Contracts (2,960,225)
Total ($2,405,434)

Aggressive Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2021, for Aggressive Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 18,048,210
Total Equity Contracts 18,048,210
Interest Rate Contracts
Options Written Change in net unrealized appreciation/(depreciation) on Written option contracts 515
Options Purchased Change in net unrealized appreciation/(depreciation) on Investments (7,680)
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 236,060
Total Interest Rate Contracts 228,895
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 390,877
Total Foreign Exchange Contracts 390,877
Total $18,667,982
The following table presents Aggressive Allocation Fund's average volume of derivative activity during the period ended October 31, 2021.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $513,808,569
Futures - Short (342,671,259)
Interest Rate Contracts
Futures - Long 15,314,180
Futures - Short (15,419,035)
Options Purchased 2,818,764
Options Written (1,835,058)
Foreign Exchange Contracts
Futures - Long 54,349,303

Aggressive Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Aggressive Allocation
Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
10/31/2021
Shares Held at
10/31/2021
% of Net
Assets
10/31/2021
Affiliated Registered Investment Companies
Core Emerging Markets Equity $44,025 $3,199 $– $53,722 4,541 2.5%
Core International Equity 59,200 1,325 17,000 61,763 5,427 2.9
Core Low Volatility Equity 86,799 2,020 30,000 78,641 5,250 3.6
Global Stock, Class S 39,279 1,485 – 55,662 1,682 2.6
High Yield, Class S 6,683 328 – 7,278 1,559 0.3
Income, Class S 4,916 270 – 5,089 520 0.2
International Allocation, Class S 117,405 2,185 – 158,471 12,979 7.4
Large Cap Growth, Class S 134,644 9,789 – 190,685 8,840 8.9
Large Cap Value, Class S 66,062 4,982 – 102,680 3,423 4.8
Limited Maturity Bond, Class S 7,434 109 – 7,537 596 0.4
Mid Cap Stock, Class S 83,257 3,193 – 127,717 3,068 5.9
Small Cap Stock, Class S 34,392 706 – 54,275 1,518 2.5
Total Affiliated Registered Investment
Companies 684,096 903,520 42.0
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% 65,965 533,020 341,684 257,301 25,730 12.0
Total Affiliated Short-Term Investments 65,965 257,301 12.0
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   2,720 341,892 331,935 12,677 12,677 0.6
Total Collateral Held for Securities Loaned 2,720 12,677 0.6
Total Value $752,781 $1,173,498
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2020
- 10/31/2021
Affiliated Registered Investment Companies
Core Emerging Markets Equity $– $6,498 $– $399
Core International Equity (227) 18,465 – 1,324
Core Low Volatility Equity Fund 1,028 18,794 321 1,698
Global Stock, Class S – 14,898 1,033 452
High Yield, Class S – 267 – 329
Income, Class S – (97) 132 138
International Allocation, Class S – 38,881 – 2,185
Large Cap Growth, Class S – 46,252 9,789 –
Large Cap Value, Class S – 31,636 3,778 1,204
Limited Maturity Bond, Class S – (6) – 110
Mid Cap Stock, Class S – 41,267 2,928 266
Small Cap Stock, Class S – 19,177 432 273
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% 12 (12) – 259
Total Income/Non Income Cash from Affiliated Investments $8,637
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 1 42
Total Affiliated Income from Securities Loaned, Net $42
Total $813 $236,020 $18,414

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( 8.5% )
a
Value
Basic Materials (0.7%)
Ball Metalpack Finco, LLC, Term
Loan
$ 174,150
4.621%,  (LIBOR 3M +
4.500%), 7/31/2025
b
$ 173,715
Flexsys, Inc./Ohio, Term Loan
435,000
0.000%,  (LIBOR 1M +
5.250%), 8/12/2028
b,c,d,e
435,000
Hexion, Inc., Term Loan
313,760
3.640%,  (LIBOR 3M +
3.500%), 7/1/2026
b
313,236
Innophos Holdings, Inc., Term
Loan
310,275
3.837%,  (LIBOR 1M +
3.750%), 2/7/2027
b,e
310,663
Momentive Performance Materials
USA, LLC, Term Loan
293,250
3.340%,  (LIBOR 1M +
3.250%), 5/15/2024
b
292,640
Nouryon USA, LLC, Term Loan
651,708
2.839%,  (LIBOR 1M +
2.750%), 10/1/2025
b
646,416
Pixelle Specialty Solutions, LLC,
Term Loan
551,619
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
b
550,041
Venator Finance SARL, Term Loan
377,054
3.087%,  (LIBOR 1M +
3.000%), 8/8/2024
b
372,812
Total 3,094,523
Capital Goods (1.4%)
Bingo Industries, Ltd., Term Loan
160,000
4.000%,  (LIBOR 3M +
3.500%), 8/9/2028
b,e
159,600
Flex Acquisition Company, Inc.,
Term Loan
720,176
3.131%,  (LIBOR 3M +
3.000%), 6/29/2025
b
714,241
Gemini HDPE, LLC, Term Loan
459,382
3.500%,  (LIBOR 3M +
3.000%), 12/31/2027
b
459,097
GFL Environmental, Inc., Term
Loan
446,625
3.500%,  (LIBOR 3M +
3.000%), 5/31/2025
b
447,183
Grinding Media, Inc., Term Loan
445,000
4.750%,  (LIBOR 3M +
4.000%), 9/22/2028
b,e
445,556
Groupe Solmax, Inc., Term Loan
185,000
0.000%,  (LIBOR 1M +
4.750%), 7/23/2028
b,c,d
185,000
Hyperion Materials &
Technologies, Inc., Term Loan
262,500
5.000%,  (LIBOR 3M +
4.500%), 7/30/2028
b
262,500
LABL, Inc., Term Loan
45,000
0.000%,  (LIBOR 1M +
5.000%), 10/22/2028
b,c,d
44,691
LRS Holdings, LLC, Term Loan
227,000
0.000%,  (LIBOR 1M +
4.250%), 8/31/2028
b,c,d,e
227,284
Principal
Amount Bank Loans (8.5%)
a
Value
Capital Goods (1.4%) - continued
Mauser Packaging Solutions
Holding Company, Term Loan
$ 449,614
3.337%,  (LIBOR 1M +
3.250%), 4/3/2024
b
$ 437,321
Natgasoline, LLC, Term Loan
379,275
3.625%,  (LIBOR 1M +
3.500%), 11/14/2025
b,e
378,327
Pactiv Evergreen Group Holdings,
Inc., Term Loan
401,962
3.337%,  (LIBOR 1M +
3.250%), 2/5/2026
b
399,173
Quikrete Holdings Inc., Term Loan
260,000
0.000%,  (LIBOR 1M +
3.000%), 6/11/2028
b,c,d
258,960
RLG Holdings, LLC, Delayed Draw
48,101
5.000%,  (LIBOR 3M +
4.250%), 7/8/2028
b
48,101
RLG Holdings, LLC, Term Loan
190,000
5.000%,  (LIBOR 3M +
4.250%), 7/8/2028
b
190,000
TransDigm, Inc., Term Loan
1,100,400
2.337%,  (LIBOR 1M +
2.250%), 12/9/2025
b
1,086,326
TricorBraun Holdings, Inc., Term
Loan
259,428
3.750%,  (LIBOR 1M +
3.250%), 3/3/2028
b
257,631
Trident TPI Holdings, Inc., Delayed
Draw
32,500
1.814%,  (LIBOR 3M +
4.000%), 9/17/2028
b,c,d
32,546
Trident TPI Holdings, Inc., Term
Loan
230,000
4.500%,  (LIBOR 3M +
4.000%), 9/17/2028
b
230,329
Waterlogic USA Holdings, Inc.,
Term Loan
240,000
0.000%,  (LIBOR 1M +
4.750%), 8/12/2028
b,c,d
240,000
Total 6,503,866
Communications Services (1.8%)
Allen Media, LLC, Term Loan
209,472
5.734%,  (LIBOR 3M +
5.500%), 2/10/2027
b
209,298
Altice France SA, Term Loan
272,175
2.879%,  (LIBOR 3M +
2.750%), 7/31/2025
b
267,355
Cablevision Lightpath, LLC, Term
Loan
470,250
3.750%,  (LIBOR 1M +
3.250%), 12/1/2027
b
470,485
CCI Buyer, Inc., Term Loan
124,375
4.500%,  (LIBOR 3M +
3.750%), 12/17/2027
b
124,738
CommScope, Inc., Term Loan
813,400
3.337%,  (LIBOR 1M +
3.250%), 4/4/2026
b
801,964
DIRECTV Financing, LLC, Term
Loan
490,000
5.750%,  (LIBOR 3M +
5.000%), 8/2/2027
b
490,235

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (8.5%)
a
Value
Communications Services (1.8%) - continued
E.W. Scripps Company, Term Loan
$ 173,500
3.750%,  (LIBOR 1M +
3.000%), 1/7/2028
b
$ 173,581
Entercom Media Corporation, Term
Loan
392,069
2.585%,  (LIBOR 1M +
2.500%), 11/17/2024
b
388,639
iHeartCommunications, Inc., Term
Loan
324,602
3.087%,  (LIBOR 1M +
3.000%), 5/1/2026
b
322,109
Indy US Bidco, LLC, Term Loan
69,650
4.087%,  (LIBOR 1M +
4.000%), 3/5/2028
b
69,781
Meredith Corporation, Term Loan
405,890
5.250%,  (LIBOR 3M +
4.250%), 1/31/2025
b
413,922
Metronet Systems Holdings, LLC,
Term Loan
293,708
4.500%,  (LIBOR 1M +
3.750%), 6/2/2028
b
293,984
NEP Group, Inc., Term Loan
632,125
3.337%,  (LIBOR 1M +
3.250%), 10/20/2025
b
612,472
Nexstar Media, Inc., Term Loan
700,525
2.582%,  (LIBOR 1M +
2.500%), 9/19/2026
b
699,124
ORBCOMM, Inc., Term Loan
235,000
5.000%,  (LIBOR 3M +
4.250%), 9/1/2028
b
235,000
Radiate Holdco, LLC, Term Loan
1,116,563
4.250%,  (LIBOR 1M +
3.500%), 9/25/2026
b
1,113,269
Terrier Media Buyer, Inc., Term
Loan
267,303
3.587%,  (LIBOR 1M +
3.500%), 12/17/2026
b
266,167
Univision Communications, Inc.,
Term Loan
215,000
0.000%,  (LIBOR 1M +
3.250%), 5/21/2028
b,c,d
214,697
Voyage Australia Property, Ltd.,
Term Loan
225,000
4.000%,  (LIBOR 3M +
3.500%), 6/18/2028
b
225,281
WideOpenWest Finance, LLC,
Term Loan
297,809
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
297,330
Xplornet Communications, Inc.,
Term Loan
235,000
0.000%,  (LIBOR 1M +
4.000%), 9/30/2028
b,c,d
234,497
205,000
0.000%,  (LIBOR 1M +
7.000%), 9/30/2029
b,c,d,e
203,975
Total 8,127,903
Consumer Cyclical (1.4%)
ACProducts Holdings, Inc., Term
Loan
573,563
4.750%,  (LIBOR 3M +
4.250%), 5/17/2028
b
571,773
Principal
Amount Bank Loans (8.5%)
a
Value
Consumer Cyclical (1.4%) - continued
AI Aqua Merger Sub, Inc., Delayed
Draw
$ 29,375
0.000%,  (LIBOR 1M +
4.000%), 7/30/2028
b,c,d
$ 29,473
AI Aqua Merger Sub, Inc., Term
Loan
235,000
4.500%,  (LIBOR 1M +
4.000%), 7/30/2028
b
235,783
American Trailer World
Corporation, Term Loan
264,338
4.500%,  (LIBOR 1M +
3.750%), 3/5/2028
b
263,071
Caesars Resort Collection, LLC,
Term Loan
194,509
3.587%,  (LIBOR 1M +
3.500%), 7/20/2025
b
194,622
Carnival Corporation, Term Loan
213,917
3.750%,  (LIBOR 3M +
3.000%), 6/30/2025
b
213,517
Cengage Learning, Inc., Term
Loan
430,000
5.750%,  (LIBOR 3M +
4.750%), 7/14/2026
b
431,926
CP Atlas Buyer, Inc., Term Loan
104,475
4.250%,  (LIBOR 1M +
3.750%), 11/23/2027
b
103,790
Golden Entertainment, Inc., Term
Loan
825,869
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
824,152
Golden Nugget, LLC, Term Loan
462,478
3.250%,  (LIBOR 3M +
2.500%), 10/4/2023
b
459,916
Michaels Companies, Inc., Term
Loan
468,825
5.000%,  (LIBOR 3M +
4.250%), 4/15/2028
b
467,948
Raptor Acquisition Corporation,
Term Loan
145,000
4.750%,  (LIBOR 3M +
4.000%), 11/1/2026
b
145,652
Scientific Games International,
Inc., Term Loan
1,613,883
2.837%,  (LIBOR 1M +
2.750%), 8/14/2024
b
1,606,363
Staples, Inc., Term Loan
174,518
4.626%,  (LIBOR 3M +
4.500%), 9/12/2024
b
169,813
289,251
5.126%,  (LIBOR 3M +
5.000%), 4/12/2026
b
277,710
Tenneco, Inc., Term Loan
232,608
3.087%,  (LIBOR 1M +
3.000%), 10/1/2025
b
228,684
Truck Hero, Inc., Term Loan
94,525
4.000%,  (LIBOR 1M +
3.250%), 2/24/2028
b
94,074
Total 6,318,267
Consumer Non-Cyclical (1.2%)
Adient US, LLC, Term Loan
124,688
3.587%,  (LIBOR 1M +
3.500%), 4/8/2028
b
124,665

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (8.5%)
a
Value
Consumer Non-Cyclical (1.2%) - continued
Alltech, Inc., Term Loan
$ 214,000
0.000%,  (LIBOR 1M +
4.000%), 10/7/2028
b,c,d,e
$ 214,268
Bausch Health Americas, Inc.,
Term Loan
633,580
3.087%,  (LIBOR 1M +
3.000%), 6/1/2025
b
631,958
Blue Ribbon, LLC, Term Loan
291,313
6.750%,  (LIBOR 3M +
6.000%), 5/7/2028
b,e
289,128
Chobani, LLC, Term Loan
242,550
4.500%,  (LIBOR 1M +
3.500%), 10/23/2027
b
242,594
City Brewing Company, LLC, Term
Loan
190,000
4.250%,  (LIBOR 3M +
3.500%), 4/5/2028
b
187,745
CNT Holdings I Corporation, Term
Loan
313,425
4.500%,  (LIBOR 3M +
3.750%), 11/8/2027
b
313,817
90,000
7.500%,  (LIBOR 3M +
6.750%), 11/6/2028
b
91,125
Endo Luxembourg Finance
Company I Sarl, Term Loan
164,175
5.750%,  (LIBOR 3M +
5.000%), 3/25/2028
b
159,842
Gainwell Acquisition Corporation,
Term Loan
427,845
4.750%,  (LIBOR 3M +
4.000%), 10/1/2027
b
428,572
Global Medical Response, Inc.,
Term Loan
1,140,000
0.000%,  (LIBOR 1M +
4.250%), 10/2/2025
b,c,d
1,134,505
Herens US Holdco Corporation,
Term Loan
399,000
4.123%,  (LIBOR 2M +
4.000%), 7/2/2028
b
399,443
Mamba Purchaser, Inc., Term Loan
40,000
7.000%,  (LIBOR 1M +
6.500%), 10/14/2029
b
40,250
Ortho-Clinical Diagnostics SA,
Term Loan
427,559
3.080%,  (LIBOR 1M +
3.000%), 6/30/2025
b,c,d
427,204
PetSmart, LLC, Term Loan
254,362
4.500%,  (LIBOR 3M +
3.750%), 2/12/2028
b
254,454
Precision Medicine Group, LLC,
Delayed Draw
53,654
0.000%,  (LIBOR 1M +
3.000%), 11/20/2027
b,c,d
53,536
Precision Medicine Group, LLC,
Term Loan
408,261
3.750%,  (LIBOR 3M +
3.000%), 11/20/2027
b
407,367
Total 5,400,473
Principal
Amount Bank Loans (8.5%)
a
Value
Energy (0.1%)
GIP II Blue Holding LP, Term Loan
$ 325,000
5.500%,  (LIBOR 3M +
4.500%), 9/22/2028
b
$ 325,611
Total 325,611
Financials (0.3%)
Asurion, LLC, Term Loan
148,875
3.337%,  (LIBOR 1M +
3.250%), 12/23/2026
b
147,316
225,000
5.337%,  (LIBOR 1M +
5.250%), 2/3/2028
b
224,075
285,000
5.337%,  (LIBOR 1M +
5.250%), 1/15/2029
b
283,635
Digicel International Finance, Ltd.,
Term Loan
323,316
3.430%,  (LIBOR 3M +
3.250%), 5/27/2024
b
315,234
NCR Corporation, Term Loan
432,512
2.630%,  (LIBOR 3M +
2.500%), 8/28/2026
b,e
423,862
Tiger Acquisition, LLC, Term Loan
144,638
3.750%,  (LIBOR 3M +
3.250%), 6/1/2028
b
143,621
Total 1,537,743
Technology (0.9%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
535,907
3.629%,  (LIBOR 2M +
3.500%), 8/21/2026
b
526,958
Crown Subsea Communications
Holding, Inc., Term Loan
340,582
5.750%,  (LIBOR 1M +
5.000%), 4/27/2027
b
342,993
Gogo Intermediate Holdings, LLC,
Term Loan
369,075
4.500%,  (LIBOR 3M +
3.750%), 4/30/2028
b
369,230
Gridiron Fiber Corporation, Term
Loan
160,000
0.000%,  (LIBOR 1M +
4.500%), 10/4/2028
b,c,d
155,200
Lummus Technology Holdings V,
LLC, Term Loan
269,970
3.587%,  (LIBOR 1M +
3.500%), 6/30/2027
b
269,108
Prime Security Services Borrower,
LLC, Term Loan
1,218,875
3.500%,  (LIBOR 3M +
2.750%), 9/23/2026
b
1,216,523
Rackspace Technology Global,
Inc., Term Loan
482,575
3.500%,  (LIBOR 3M +
2.750%), 2/9/2028
b
479,047
Redstone Holdco 2 LP, Term Loan
233,084
5.500%,  (LIBOR 3M +
4.750%), 4/27/2028
b,e
223,761
132,903
8.500%,  (LIBOR 3M +
7.750%), 8/6/2029
b
127,919
SS&C Technologies, Inc., Term
Loan
60,903
1.837%,  (LIBOR 1M +
1.750%), 4/16/2025
b
60,230

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (8.5%)
a
Value
Technology (0.9%) - continued
$ 54,196
1.837%,  (LIBOR 1M +
1.750%), 4/16/2025
b
$ 53,598
Zayo Group Holdings, Inc., Term
Loan
396,401
3.087%,  (LIBOR 1M +
3.000%), 3/9/2027
b
389,928
Total 4,214,495
Transportation (0.4%)
AAdvantage Loyalty IP, Ltd., Term
Loan
590,000
5.500%,  (LIBOR 3M +
4.750%), 4/20/2028
b
614,155
Air Canada, Term Loan
150,000
4.250%,  (LIBOR 3M +
3.500%), 8/11/2028
b
151,469
Hertz Corporation, Term Loan
114,713
4.000%,  (LIBOR 1M +
3.500%), 6/30/2028
b
114,818
21,673
4.000%,  (LIBOR 1M +
3.500%), 6/30/2028
b
21,693
SkyMiles IP, Ltd., Term Loan
630,000
4.750%,  (LIBOR 3M +
3.750%), 10/20/2027
b
670,597
United Airlines, Inc., Term Loan
243,775
4.500%,  (LIBOR 3M +
3.750%), 4/21/2028
b
247,039
Total 1,819,771
Utilities (0.3%)
Advanced Drainage Systems, Inc.,
Term Loan
60,696
2.375%,  (LIBOR 1M +
2.250%), 9/24/2026
b
60,746
CQP Holdco LP, Term Loan
518,700
4.250%,  (LIBOR 1M +
3.750%), 6/4/2028
b
518,052
EnergySolutions, LLC, Term Loan
275,829
4.750%,  (LIBOR 3M +
3.750%), 5/11/2025
b
275,829
Exgen Renewables IV, LLC, Term
Loan
130,000
3.500%,  (LIBOR 3M +
2.500%), 12/15/2027
b
130,092
Osmose Utilities Services, Inc.,
Term Loan
95,000
3.750%,  (LIBOR 1M +
3.250%), 6/17/2028
b
94,673
PG&E Corporation, Term Loan
210,923
3.500%,  (LIBOR 3M +
3.000%), 6/23/2025
b
208,485
Total 1,287,877
Total Bank Loans
(cost $38,510,138) 38,630,529
Shares Common Stock ( 37.7% ) Value
Communications Services (3.1%)
1,528 Alphabet, Inc., Class A
f
4,524,286
465 Alphabet, Inc., Class C
f
1,378,916
39,691 AT&T, Inc. 1,002,595
30 Cable One, Inc. 51,336
Shares Common Stock (37.7%) Value
Communications Services (3.1%) - continued
403 Charter Communications, Inc.
f
$ 271,981
16,501 Comcast Corporation 848,646
8,507 Discovery, Inc., Class A
f,g
199,404
6,291 DISH Network Corporation
f
258,371
2,538 Electronic Arts, Inc. 355,954
6,907 Facebook, Inc.
f
2,234,898
5,828 Live Nation Entertainment, Inc.
f
589,502
1,628 Match Group, Inc.
f
245,470
445 Omnicom Group, Inc. 30,295
14,723 QuinStreet, Inc.
f
206,122
13,270 Twitter, Inc.
f
710,476
20,820 Verizon Communications, Inc. 1,103,252
504 ViacomCBS, Inc. 18,255
156 Walt Disney Company
f
26,375
518 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
e,f
10,101
2,336 Zillow Group, Inc.
f
246,962
Total 14,313,197
Consumer Discretionary (4.4%)
1,163 Amazon.com, Inc.
f
3,922,136
8,347 Aptiv plc
f
1,443,113
222 AutoZone, Inc.
f
396,234
123 Big Lots, Inc. 5,443
858 Bloomin' Brands, Inc.
f
18,550
67 Booking Holdings, Inc.
f
162,192
2,960 Caesars Entertainment, Inc.
f
324,002
1,223 Carvana Company
f
370,789
4,931 Cedar Fair, LP
f
229,143
214 Chewy, Inc.
f
16,221
571 Chipotle Mexican Grill, Inc.
f
1,015,826
1,926 Cimpress plc
f
172,030
9,090 Clarus Corporation 250,702
8,918 Cooper-Standard Holdings, Inc.
f
231,333
3,425 D.R. Horton, Inc. 305,750
1,527 Darden Restaurants, Inc. 220,102
522 Dick's Sporting Goods, Inc. 64,838
875 Emerald Holding, Inc.
f
3,544
15,351 Everi Holdings, Inc.
f
368,424
1,823 Expedia Group, Inc.
f
299,719
5,270 Ford Motor Company
f
90,012
350 Garmin, Ltd. 50,260
6,863 Harley-Davidson, Inc. 250,431
2,513 Home Depot, Inc. 934,183
288 Jack in the Box, Inc. 28,498
687 Kohl's Corporation 33,340
6,573 Leggett & Platt, Inc. 307,945
7,492 Libbey, Inc.
e,f
43,079
4,839 Lowe's Companies, Inc. 1,131,455
1,348 Lululemon Athletica, Inc.
f
628,181
1,632 McDonald's Corporation 400,738
4,723 Miller Industries, Inc. 170,689
947 Mohawk Industries, Inc.
f
167,818
863 NIKE, Inc. 144,371
148 NVR, Inc.
f
724,430
3,106 Penn National Gaming, Inc.
f
222,390
566 Qurate Retail, Inc. 5,909
895 Revolve Group, Inc.
f
67,161
426 RH
f
281,002
2,647 Ross Stores, Inc. 299,640
2,777 Sleep Number Corporation
f
245,320
5,148 Sony Group Corporation ADR 596,087
6,381 Stoneridge, Inc.
f
121,111
1,434 Target Corporation 372,295
1,910 Tesla, Inc.
f
2,127,740

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (37.7%) Value
Consumer Discretionary (4.4%) - continued
12,859 ThredUp, Inc.
f
$ 278,269
3,897 Under Armour, Inc., Class C
f
73,575
336 Wayfair, Inc.
f,g
83,698
973 Yum! Brands, Inc. 121,567
4,578 Zumiez, Inc.
f
186,325
Total 20,007,610
Consumer Staples (1.5%)
990 Altria Group, Inc. 43,669
5,783 BJ's Wholesale Club Holdings,
Inc.
f
337,959
1,667 Bunge, Ltd. 154,431
2,902 Colgate-Palmolive Company 221,103
1,380 Costco Wholesale Corporation 678,325
8,371 Hain Celestial Group, Inc.
f
375,607
1,563 John B. Sanfilippo & Son, Inc. 132,073
1,432 Kimberly-Clark Corporation 185,430
8,601 Lamb Weston Holdings, Inc. 485,526
3,802 Monster Beverage Corporation
f
323,170
14,653 Philip Morris International, Inc. 1,385,295
19,122 Primo Water Corporation 304,040
2,560 Procter & Gamble Company 366,054
3,242 Sysco Corporation 249,310
6,025 Turning Point Brands, Inc. 229,974
8,212 Walmart, Inc. 1,227,037
Total 6,699,003
Energy (1.2%)
15,451 APA Corporation 404,971
11,989 BP plc ADR 345,163
1,528 Cheniere Energy, Inc.
f
157,995
1,049 Chevron Corporation 120,100
7,182 ConocoPhillips 534,987
25,650 Devon Energy Corporation 1,028,052
21 Diamondback Energy, Inc. 2,251
17,343 Enterprise Products Partners, LP 393,339
2,826 EOG Resources, Inc. 261,292
1,704 EQT Corporation
f
33,927
1,041 Exxon Mobil Corporation 67,113
7,602 Halliburton Company 189,974
10,564 Helmerich & Payne, Inc. 327,907
750 Kinder Morgan, Inc. 12,563
7,782 Marathon Oil Corporation 127,002
4,216 Marathon Petroleum Corporation 277,961
300 MPLX, LP 9,036
3,670 Pioneer Natural Resources
Company 686,217
18,429 Southwestern Energy Company
f
89,934
330 TC Energy Corporation 17,853
2,880 Valero Energy Corporation 222,710
325 Williams Companies, Inc. 9,129
Total 5,319,476
Financials (5.8%)
6,074 Air Lease Corporation 243,264
9,681 Ally Financial, Inc. 462,171
3,147 American Express Company 546,886
8,169 Arch Capital Group, Ltd.
f
341,628
3,203 Ares Capital Corporation 68,672
12,132 Assured Guaranty, Ltd. 674,297
35,248 Bank of America Corporation 1,684,149
154 Bank of Marin Bancorp 5,869
5,161 Bank of N.T. Butterfield & Son, Ltd. 185,280
1,799 Berkshire Hathaway, Inc.
f
516,331
Shares Common Stock (37.7%) Value
Financials (5.8%) - continued
2,600 BlackRock TCP Capital
Corporation $ 37,336
827 BlackRock, Inc. 780,241
2,249 Blackstone Mortgage Trust, Inc. 73,992
11,937 Bridgewater Bancshares, Inc.
f
215,940
9,697 Byline Bancorp, Inc. 249,795
2,324 Capital One Financial Corporation 350,994
558 Cboe Global Markets, Inc. 73,622
471 Central Pacific Financial
Corporation 12,948
16,461 Charles Schwab Corporation 1,350,296
2,866 Chubb, Ltd. 559,959
9,270 Citigroup, Inc. 641,113
4,159 Citizens Financial Group, Inc. 197,053
904 CME Group, Inc. 199,377
732 Coinbase Global, Inc.
f
233,815
10,852 Columbia Banking System, Inc. 370,379
4,906 Comerica, Inc. 417,452
938 Community Trust Bancorp, Inc. 40,972
1,273 Customers Bancorp, Inc.
f
67,838
53 Dime Community Bancshares, Inc. 1,891
2,377 Discover Financial Services 269,362
1,656 Ellington Residential Mortgage
REIT 20,104
5,311 Enterprise Financial Services
Corporation 249,723
19,356 Equitable Holdings, Inc. 648,426
82 Essent Group, Ltd. 3,936
323 Financial Institutions, Inc. 10,310
549 First Busey Corporation 13,994
207 First Mid-Illinois Bancshares, Inc. 8,918
2,058 First Republic Bank 445,207
218 Flushing Financial Corporation 5,236
1,218 Franklin Resources, Inc. 38,355
1,834 FS KKR Capital Corporation 40,275
769 Fulton Financial Corporation 12,381
2,938 Glacier Bancorp, Inc. 162,442
3,012 Golub Capital BDC, Inc. 47,831
1,070 Great Southern Bancorp, Inc. 60,380
101 Hancock Whitney Corporation 4,997
1,275 Hanmi Financial Corporation 28,292
179 Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 10,812
9,434 Heartland Financial USA, Inc. 472,832
535 HomeStreet, Inc. 25,231
774 Hometrust Bancshares, Inc. 23,530
10,273 Hope Bancorp, Inc. 149,883
1,790 Houlihan Lokey, Inc. 200,623
376 Independent Bank Corporation 8,471
9,241 J.P. Morgan Chase & Company 1,569,953
2,068 Kinsale Capital Group, Inc. 387,026
4,919 KKR & Company, Inc. 391,897
2,305 Marsh & McLennan Companies,
Inc. 384,474
2,311 MidWestOne Financial Group, Inc. 72,450
1,116 Moody's Corporation 451,031
8,128 Morgan Stanley 835,396
394 OceanFirst Financial Corporation 8,735
231 Peapack-Gladstone Financial
Corporation 7,750
1,932 Primerica, Inc. 325,040
11,176 Radian Group, Inc. 266,771
7,070 Raymond James Financial, Inc. 697,031
2,828 S&P Global, Inc. 1,340,924

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (37.7%) Value
Financials (5.8%) - continued
6,932 Seacoast Banking Corporation of
Florida $ 252,533
1,245 Selective Insurance Group, Inc. 97,571
1,238 Sixth Street Specialty Lending, Inc. 29,514
1,823 Starwood Property Trust, Inc. 46,432
4,870 State Street Corporation 479,938
5,123 Synovus Financial Corporation 238,681
960 T. Rowe Price Group, Inc. 208,205
3,873 Texas Capital Bancshares, Inc.
f
234,704
1,804 Torchmark Corporation 160,592
3,769 Triumph Bancorp, Inc.
f
442,104
9,588 Truist Financial Corporation 608,550
466 TrustCo Bank Corporation NY 15,639
3,649 Unum Group 92,940
18,994 Wells Fargo & Company 971,733
8,539 Western Alliance Bancorp 991,292
13,180 Zions Bancorporation, N.A. 830,208
932 Zurich Insurance Group AG 413,082
Total 26,417,307
Health Care (4.9%)
1,005 Abbott Laboratories 129,534
3,562 AbbVie, Inc. 408,455
3,834 Agilent Technologies, Inc. 603,817
444 Align Technology, Inc.
f
277,220
3,269 Amgen, Inc. 676,585
1,552 AMN Healthcare Services, Inc.
f
153,182
3,024 Anthem, Inc. 1,315,833
3,254 Baxter International, Inc. 256,936
791 Becton, Dickinson and Company 189,516
1,371 Biogen, Inc.
f
365,618
590 Bio-Techne Corporation 308,954
735 Boston Scientific Corporation
f
31,701
277 Bristol-Myers Squibb Company 16,177
4,574 Centene Corporation
f
325,852
2,204 Cigna Holding Company 470,796
3,407 CVS Health Corporation 304,177
3,672 Danaher Corporation 1,144,819
791 Dexcom, Inc.
f
492,959
6,251 Edwards Lifesciences Corporation
f
748,995
8,314 Gilead Sciences, Inc. 539,412
5,652 GlaxoSmithKline plc ADR
g
239,249
4,515 Halozyme Therapeutics, Inc.
f
171,886
2,117 HCA Healthcare, Inc. 530,224
1,864 Illumina, Inc.
f
773,672
3,160 InMode, Ltd.
f
299,378
1,306 Insulet Corporation
f
404,886
2,013 Intuitive Surgical, Inc.
f
726,955
9,534 Ionis Pharmaceuticals, Inc.
f
303,849
1,261 IQVIA Holding, Inc.
f
329,651
8,664 Johnson & Johnson 1,411,192
13,574 Lantheus Holdings, Inc.
f
317,496
10,191 Medtronic plc 1,221,493
10,045 Merck & Company, Inc. 884,462
147 Mettler-Toledo International, Inc.
f
217,689
2,927 Novo Nordisk AS ADR 322,351
5,560 NuVasive, Inc.
f
296,682
2,168 Progyny, Inc.
f
133,180
145 Regeneron Pharmaceuticals, Inc.
f
92,791
2,772 Stryker Corporation 737,546
7,380 Syneos Health, Inc.
f
688,849
1,956 Teladoc Health, Inc.
f,g
292,598
988 Thermo Fisher Scientific, Inc. 625,473
1,525 UnitedHealth Group, Inc. 702,217
1,293 Veeva Systems, Inc.
f
409,894
Shares Common Stock (37.7%) Value
Health Care (4.9%) - continued
22,514 Viemed Healthcare, Inc.
f
$ 129,005
2,590 Zimmer Biomet Holdings, Inc. 370,681
4,815 Zoetis, Inc. 1,041,003
Total 22,434,890
Industrials (4.6%)
3,597 Advanced Drainage Systems, Inc. 405,742
2,226 Aerojet Rocketdyne Holdings, Inc. 97,966
3,693 AMETEK, Inc. 488,953
2,554 ASGN, Inc.
f
305,612
13,004 Badger Infrastructure Solution 358,829
2,143 Carlisle Companies, Inc. 477,717
217 Caterpillar, Inc. 44,270
2,144 Chart Industries, Inc.
f
380,603
6,190 Crane Company 639,303
10,492 CSX Corporation 379,496
2,415 Curtiss-Wright Corporation 308,347
349 Deere & Company 119,466
11,568 Delta Air Lines, Inc.
f
452,656
16,283 Dun & Bradstreet Holdings, Inc.
f
306,772
2,714 Eaton Corporation plc 447,159
3,066 Emerson Electric Company 297,433
843 Fortive Corporation 63,823
3,048 Forward Air Corporation 306,507
3,980 General Dynamics Corporation 806,945
110 Gorman-Rupp Company 4,677
1,081 Greenbrier Companies, Inc.
g
44,343
3,681 Helios Technologies, Inc. 335,155
3,724 Honeywell International, Inc. 814,141
10,126 Howmet Aerospace, Inc. 300,641
1,620 IDEX Corporation 360,563
995 Illinois Tool Works, Inc. 226,731
986 JetBlue Airways Corporation
f
13,834
9,123 Johnson Controls International plc 669,354
833 Kaman Corporation 29,813
445 Kansas City Southern 138,061
2,126 L3Harris Technologies, Inc. 490,128
2,157 Lincoln Electric Holdings, Inc. 307,157
923 Linde plc 294,622
1,701 Lockheed Martin Corporation 565,276
3,592 Manpower, Inc. 347,167
10,105 Meritor, Inc.
f
245,956
1,430 Middleby Corporation
f
260,889
6,042 NAPCO Security Technologies,
Inc.
f
289,774
1,825 Norfolk Southern Corporation 534,816
5,420 Nutrien, Ltd. 378,912
1,595 Old Dominion Freight Line, Inc. 544,453
1,710 Parker-Hannifin Corporation 507,169
388 Patrick Industries, Inc. 30,229
4,012 Quanta Services, Inc. 486,575
4,318 Raytheon Technologies
Corporation 383,697
2,736 Regal Rexnord Corporation 416,775
2,920 Smith & Wesson Brands, Inc. 62,780
7,068 Southwest Airlines Company
f
334,175
7,332 Sun Country Airlines Holdings,
Inc.
f
222,013
4,779 Timken Company 339,070
15,951 Uber Technologies, Inc.
f
698,973
3,837 Union Pacific Corporation 926,252
3,830 United Parcel Service, Inc. 817,590
3,007 United Rentals, Inc.
f
1,139,984
11,882 US Ecology, Inc.
f
382,482

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (37.7%) Value
Industrials (4.6%) - continued
3,539 WESCO International, Inc.
f
$ 458,513
Total 21,090,339
Information Technology (9.1%)
1,654 Accenture plc 593,439
2,098 Adobe, Inc.
f
1,364,455
1,676 Advanced Energy Industries, Inc. 153,890
857 Advanced Micro Devices, Inc.
f
103,037
4,963 Agilysys, Inc.
f
236,834
219 Akamai Technologies, Inc.
f
23,096
3,084 Alliance Data Systems Corporation 262,911
4,194 Amphenol Corporation 321,973
1,120 ANSYS, Inc.
f
425,130
36,187 Apple, Inc. 5,420,813
3,126 AppLovin Corporation
f
307,129
283 Automatic Data Processing, Inc. 63,531
3,402 Axcelis Technologies, Inc.
f
186,872
3,142 BigCommerce Holdings, Inc.
f
145,192
2,013 Bill.com Holdings, Inc.
f
592,446
834 Broadcom, Ltd. 443,413
261 Broadridge Financial Solutions,
Inc. 46,565
1,070 Cadence Design Systems, Inc.
f
185,228
6,800 Calix, Inc.
f
425,612
8,466 Ciena Corporation
f
459,619
21,975 Cisco Systems, Inc. 1,229,941
3,490 Computer Services, Inc. 191,950
2,017 Dolby Laboratories, Inc. 178,202
11,369 Dropbox, Inc.
f
346,641
1,529 Enphase Energy, Inc.
f
354,162
143 Euronet Worldwide, Inc.
f
16,043
854 FleetCor Technologies, Inc.
f
211,288
16,712 Gilat Satellite Networks, Ltd.
g
136,871
71 Global Payments, Inc. 10,152
5,353 HP, Inc. 162,356
1,233 II-VI, Inc.
f
74,609
2,260 Intel Corporation 110,740
946 Intuit, Inc. 592,187
288 Jack Henry & Associates, Inc. 47,946
1,074 KLA-Tencor Corporation 400,344
5,202 Knowles Corporation
f
108,410
813 Lam Research Corporation 458,182
769 Littelfuse, Inc. 226,509
1,031 Lumentum Holdings, Inc.
f
85,140
5,054 Mastercard, Inc. 1,695,718
2,818 Microchip Technology, Inc. 208,786
988 Micron Technology, Inc. 68,271
25,442 Microsoft Corporation 8,437,076
880 Motorola Solutions, Inc. 218,759
5,418 National Instruments Corporation 230,102
1,391 NICE, Ltd. ADR
f
393,681
1,038 NortonLifeLock, Inc. 26,417
7,617 NVIDIA Corporation 1,947,438
7,750 ON Semiconductor Corporation
f
372,543
5,300 PayPal Holdings, Inc.
f
1,232,727
8,411 QUALCOMM, Inc. 1,118,999
11,675 Sabre Corporation
f
121,187
3,821 Salesforce.com, Inc.
f
1,145,115
9,450 Samsung Electronics Company,
Ltd. 565,801
1,345 ServiceNow, Inc.
f
938,487
15,971 Sonos, Inc.
f
520,974
5,962 Square, Inc.
f
1,517,329
1,371 SunPower Corporation
f,g
46,148
655 TE Connectivity, Ltd. 95,630
Shares Common Stock (37.7%) Value
Information Technology (9.1%) - continued
24,903 Telefonaktiebolaget LM Ericsson
ADR
g
$ 270,696
120 Teradyne, Inc. 16,589
7,615 Texas Instruments, Inc. 1,427,660
33,561 TTM Technologies, Inc.
f
444,348
1,079 VeriSign, Inc.
f
240,261
1,616 Visa, Inc. 342,220
958 VMware, Inc.
f,g
145,329
444 Western Digital Corporation
f
23,217
2,408 Workiva, Inc.
f
360,116
713 Ziff Davis, Inc.
f
91,457
1,513 Zoom Video Communications, Inc.
f
415,545
Total 41,381,484
Materials (1.1%)
6,259 Ashland Global Holdings, Inc. 600,927
10,527 Axalta Coating Systems, Ltd.
f
328,337
3,873 Ball Corporation 354,302
7,451 Carpenter Technology Corporation 230,087
8,723 CF Industries Holdings, Inc. 495,466
2,678 Eastman Chemical Company 278,592
2,300 Ingevity Corporation
f
179,193
28,710 Ivanhoe Mines, Ltd.
f
225,254
2,577 LyondellBasell Industries NV 239,197
3,651 Nucor Corporation 407,634
1,652 Sherwin-Williams Company 523,040
6,391 Steel Dynamics, Inc. 422,317
4,034 UFP Technologies, Inc.
f
249,664
1,960 United States Lime & Minerals, Inc. 242,021
2,486 United States Steel Corporation 65,606
Total 4,841,637
Real Estate (1.2%)
3,027 Agree Realty Corporation 215,099
1,862 Alexandria Real Estate Equities,
Inc. 380,109
11,165 American Campus Communities,
Inc. 599,784
1,113 AvalonBay Communities, Inc. 263,425
2,714 Camden Property Trust 442,653
2,895 CBRE Group, Inc.
f
301,312
1,535 Colliers International Group, Inc. 223,143
1,892 Digital Realty Trust, Inc. 298,576
6,157 Duke Realty Corporation 346,270
9,105 Essential Properties Realty Trust,
Inc. 271,238
2,350 Healthcare Realty Trust, Inc. 77,691
19,087 Host Hotels & Resorts, Inc.
f
321,234
10,031 Independence Realty Trust, Inc. 237,032
1,275 iStar, Inc. 32,181
5,149 Lexington Realty Trust 75,021
725 MGIC Investment Corporation 11,716
12,083 National Storage Affiliates Trust 754,704
1,666 Public Storage, Inc. 553,412
2,857 Rayonier, Inc. REIT 106,652
582 Rexford Industrial Realty, Inc. 39,110
Total 5,550,362
Utilities (0.8%)
6,435 Alliant Energy Corporation 364,028
273 American Electric Power
Company, Inc. 23,126
13,143 CenterPoint Energy, Inc. 342,244
1,348 CMS Energy Corporation 81,352

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (37.7%) Value
Utilities (0.8%) - continued
4,083 Duke Energy Corporation $ 416,507
5,786 Entergy Corporation 596,074
6,354 Exelon Corporation 337,969
418 NextEra Energy Partners, LP
g
36,073
755 NextEra Energy, Inc. 64,424
6,678 NiSource, Inc. 164,746
1,571 NorthWestern Corporation 89,327
1,091 NRG Energy, Inc. 43,520
3,254 Portland General Electric
Company 160,455
6,618 Sempra Energy 844,655
2,167 Spire, Inc. 136,001
Total 3,700,501
Total Common Stock
(cost $113,583,760) 171,755,806
Principal
Amount Long-Term Fixed Income ( 31.8% ) Value
Asset-Backed Securities (2.0%)
510 Asset Backed Trust
$ 200,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
h,i
198,554
200,000
4.090%,  6/25/2061, Ser.
2021-NPL2, Class A2
h,i
198,355
522 Funding CLO, Ltd.
175,000
3.974%,  (LIBOR 3M +
3.850%), 10/23/2033, Ser.
2020-6A, Class D
b,h
175,339
Anchorage Capital CLO 21, Ltd.
250,000
2.537%,  (LIBOR 3M +
2.400%), 10/20/2034, Ser.
2021-21A, Class C
b,h
250,084
Arch Street CLO, Ltd.
250,000
3.582%,  (LIBOR 3M +
3.450%), 10/20/2028, Ser.
2016-2A, Class DR2
b,h
249,204
Ares LVII CLO, Ltd.
175,000
4.474%,  (LIBOR 3M +
4.350%), 10/25/2031, Ser.
2020-57A, Class D
b,h
175,491
Babson CLO, Ltd.
300,000
3.032%,  (LIBOR 3M +
2.900%), 7/20/2029, Ser.
2018-3A, Class D
b,h
294,561
Bardot CLO, Ltd.
450,000
2.029%,  (LIBOR 3M +
1.900%), 10/22/2032, Ser.
2019-2A, Class CR
b,h
450,088
Cent CLO, LP
500,000
2.424%,  (LIBOR 3M +
2.300%), 10/25/2028, Ser.
2018-27A, Class B
b,h
500,352
College Ave Student Loans, LLC
115,997
1.739%,  (LIBOR 1M +
1.650%), 11/26/2046, Ser.
2017-A, Class A1
b,h
117,421
Colony American Finance, Ltd.
350,000
2.239%,  3/26/2029, Ser.
2021-RTL1, Class A1
h,i
348,554
Conn's Receivables Funding
11,138
1.710%,  6/16/2025, Ser.
2020-A, Class A
h
11,158
Principal
Amount Long-Term Fixed Income (31.8%) Value
Asset-Backed Securities (2.0%) - continued
Dewolf Park CLO, Ltd.
$ 350,000
2.974%,  (LIBOR 3M +
2.850%), 10/15/2030, Ser.
2017-1A, Class DR
b,h
$ 350,013
Foundation Finance Trust
40,333
3.300%,  7/15/2033, Ser.
2017-1A, Class A
h
40,771
Galaxy XIX CLO, Ltd.
250,000
1.974%,  (LIBOR 3M +
1.850%), 7/24/2030, Ser.
2015-19A, Class BRR
b,h
250,072
Goldentree Loan Management US
CLO 8, Ltd.
300,000
2.132%,  (LIBOR 3M +
2.000%), 10/20/2034, Ser.
2020-8A, Class CR
b,h
300,058
Harley Marine Financing, LLC
379,088
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
h
371,550
Longfellow Place CLO, Ltd.
325,000
2.424%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,h
325,057
Madison Park Funding XXI, Ltd.
275,000
2.331%,  (LIBOR 3M +
2.200%), 10/15/2032, Ser.
2016-21A, Class BRR
b,h
275,000
Mountain View CLO, Ltd.
400,000
2.472%,  (LIBOR 3M +
2.350%), 10/16/2029, Ser.
2017-1A, Class CR
b,h
399,379
Neuberger Berman CLO, Ltd.
350,000
3.124%,  (LIBOR 3M +
3.000%), 10/15/2029, Ser.
2013-15A, Class DR2
b,h
349,997
OCP CLO, Ltd.
250,000
2.124%,  (LIBOR 3M +
2.000%), 7/15/2030, Ser.
2017-13A, Class BR
b,h
249,999
Octagon Investment Partners 50,
Ltd.
225,000
4.424%,  (LIBOR 3M +
4.300%), 10/15/2033, Ser.
2020-4A, Class D
b,h
226,034
OZLM IX, Ltd.
400,000
1.682%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,h
401,411
Palmer Square Loan Funding, Ltd.
300,000
2.382%,  (LIBOR 3M +
2.250%), 4/20/2027, Ser.
2019-1A, Class B
b,h
300,399
ROC Securities Trust Series
225,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
b,h
223,640
Sound Point CLO XXI, Ltd.
700,000
1.575%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,h
700,258

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (31.8%) Value
Asset-Backed Securities (2.0%) - continued
TCI-Flatiron CLO, Ltd.
$ 700,000
2.322%,  (LIBOR 3M +
2.200%), 1/17/2032, Ser.
2016-1A, Class CR2
b,h
$ 700,876
THL Credit Wind River CLO, Ltd.
350,000
2.974%,  (LIBOR 3M +
2.850%), 7/15/2028, Ser.
2016-1A, Class DR
b,h
349,997
Whitebox CLO III, Ltd.
300,000
2.333%,  (LIBOR 3M +
2.200%), 10/15/2034, Ser.
2021-3A, Class C
b,d,h
300,062
Wind River CLO, Ltd.
175,000
2.132%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
b,h
175,048
Total 9,258,782
Basic Materials (0.5%)
Alcoa Nederland Holding BV
80,000 5.500%,  12/15/2027
h
86,000
Anglo American Capital plc
37,000 2.250%,  3/17/2028
h
36,369
BWAY Holding Company
50,000 5.500%,  4/15/2024
h
50,110
Chemours Company
60,000 5.750%,  11/15/2028
h
61,650
Cleveland-Cliffs, Inc.
50,000 5.875%,  6/1/2027 52,000
30,000 4.625%,  3/1/2029
h
31,087
30,000 4.875%,  3/1/2031
h
31,237
Consolidated Energy Finance SA
104,000 5.625%,  10/15/2028
h
103,490
DuPont de Nemours, Inc.
38,000 4.725%,  11/15/2028 44,433
First Quantum Minerals, Ltd.
105,000 7.500%,  4/1/2025
h
108,675
Freeport-McMoRan, Inc.
79,000 4.550%,  11/14/2024 85,420
80,000 4.125%,  3/1/2028 82,800
90,000 4.250%,  3/1/2030 94,950
Glencore Funding, LLC
57,000 4.000%,  3/27/2027
h
61,601
Hecla Mining Company
30,000 7.250%,  2/15/2028 32,287
Hudbay Minerals, Inc.
60,000 4.500%,  4/1/2026
h
59,850
Ingevity Corporation
90,000 3.875%,  11/1/2028
h
88,420
LYB International Finance III, LLC
52,000 1.250%,  10/1/2025 51,477
Mercer International, Inc.
50,000 5.125%,  2/1/2029 49,711
Mosaic Company
14,000 3.250%,  11/15/2022 14,348
56,000 4.050%,  11/15/2027 62,160
Novelis Corporation
25,000 3.250%,  11/15/2026
h
24,938
30,000 4.750%,  1/30/2030
h
31,200
25,000 3.875%,  8/15/2031
h
24,408
Principal
Amount Long-Term Fixed Income (31.8%) Value
Basic Materials (0.5%) - continued
Nutrien, Ltd.
$ 37,000 4.000%,  12/15/2026 $ 40,956
OCI NV
50,000 4.625%,  10/15/2025
h
52,000
Olin Corporation
100,000 5.125%,  9/15/2027 103,875
5,000 5.625%,  8/1/2029 5,461
SCIH Salt Holdings, Inc.
55,000 4.875%,  5/1/2028
h
53,763
SCIL USA Holdings, LLC
80,000 5.375%,  11/1/2026
d,h
80,650
SPCM SA
65,000 3.375%,  3/15/2030
h
63,538
SunCoke Energy, Inc.
40,000 4.875%,  6/30/2029
h
39,700
Syngenta Finance NV
76,000 5.182%,  4/24/2028
h
84,937
Unifrax Escrow Issuer Corporation
57,000 5.250%,  9/30/2028
h
56,858
United States Steel Corporation
102,000 6.875%,  3/1/2029 109,140
Venator Finance SARL
65,000 5.750%,  7/15/2025
g,h
60,716
Westlake Chemical Corporation
37,000 3.600%,  8/15/2026 40,445
Xstrata Finance Canada, Ltd.
57,000 4.950%,  11/15/2021
h
57,078
Total 2,217,738
Capital Goods (0.9%)
AECOM
105,000 5.125%,  3/15/2027 115,894
Amsted Industries, Inc.
65,000 5.625%,  7/1/2027
h
67,600
5,000 4.625%,  5/15/2030
h
5,137
Ardagh Packaging Finance plc
70,000 5.250%,  8/15/2027
h
69,825
Boeing Company
66,000 4.875%,  5/1/2025 72,912
43,000 2.196%,  2/4/2026 43,072
56,000 3.250%,  3/1/2028 58,476
74,000 5.150%,  5/1/2030 86,325
Bombardier, Inc.
15,000 7.125%,  6/15/2026
h
15,731
60,000 7.875%,  4/15/2027
h
62,361
55,000 6.000%,  2/15/2028
h
55,481
Brand Industrial Services, Inc.
30,000 8.500%,  7/15/2025
h
29,812
Builders FirstSource, Inc.
35,000 5.000%,  3/1/2030
h
36,969
BWAY Holding Company
60,000 7.250%,  4/15/2025
h
58,093
Carrier Global Corporation
56,000 2.722%,  2/15/2030 57,472
Caterpillar Financial Services
Corporation
30,000 1.450%,  5/15/2025 30,319
Chart Industries, Inc., Convertible
46,000 1.000%,  11/15/2024
h
139,530

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (31.8%) Value
Capital Goods (0.9%) - continued
CNH Industrial Capital, LLC
$ 17,000 1.950%,  7/2/2023 $ 17,312
Coinbase Global, Inc.
32,000 3.375%,  10/1/2028
h
30,880
Cornerstone Building Brands, Inc.
80,000 6.125%,  1/15/2029
h
83,000
Covanta Holding Corporation
60,000 6.000%,  1/1/2027 62,025
20,000 5.000%,  9/1/2030 19,900
CP Atlas Buyer, Inc.
50,000 7.000%,  12/1/2028
h
48,375
General Electric Company
48,000
3.446%,  (LIBOR 3M +
3.330%), 12/15/2021
b,j
46,800
37,000 3.625%,  5/1/2030 41,450
GFL Environmental, Inc.
49,000 4.000%,  8/1/2028
h
47,775
60,000 3.500%,  9/1/2028
h
59,700
H&E Equipment Services, Inc.
106,000 3.875%,  12/15/2028
h
105,205
Howmet Aerospace, Inc.
3,000 6.875%,  5/1/2025 3,476
60,000 3.000%,  1/15/2029 59,100
Huntington Ingalls Industries, Inc.
56,000 4.200%,  5/1/2030 62,924
JELD-WEN, Inc.
70,000 4.625%,  12/15/2025
h
70,612
10,000 4.875%,  12/15/2027
h
10,350
John Deere Capital Corporation
44,000 2.050%,  1/9/2025 45,446
56,000 1.500%,  3/6/2028 55,292
KBR, Inc., Convertible
179,000 2.500%,  11/1/2023 305,284
Meritage Homes Corporation
56,000 3.875%,  4/15/2029
h
58,030
Meritor, Inc.
45,000 4.500%,  12/15/2028
h
44,775
Nesco Holdings II, Inc.
40,000 5.500%,  4/15/2029
h
40,500
New Enterprise Stone and Lime
Company, Inc.
80,000 5.250%,  7/15/2028
h
80,710
Otis Worldwide Corporation
39,000 2.056%,  4/5/2025 39,947
Owens-Brockway Glass Container,
Inc.
50,000 5.875%,  8/15/2023
h
52,625
Pactiv Evergreen Group
50,000 4.375%,  10/15/2028
h
49,312
Parker-Hannifin Corporation
64,000 2.700%,  6/14/2024 66,730
Patrick Industries, Inc., Convertible
70,000 1.000%,  2/1/2023 77,173
PGT Innovations, Inc.
65,000 4.375%,  10/1/2029
h
64,431
Raytheon Technologies
Corporation
37,000 4.125%,  11/16/2028 41,933
Republic Services, Inc.
37,000 3.950%,  5/15/2028 41,386
Principal
Amount Long-Term Fixed Income (31.8%) Value
Capital Goods (0.9%) - continued
Siemens
Financieringsmaatschappij NV
$ 56,000 1.700%,  3/11/2028
h
$ 55,442
SRM Escrow Issuer, LLC
100,000 6.000%,  11/1/2028
h
104,000
Standard Industries, Inc.
90,000 4.375%,  7/15/2030
h
90,000
Sunpower Corporation,
Convertible
55,000 4.000%,  1/15/2023 83,807
Textron, Inc.
56,000 3.650%,  3/15/2027 60,867
Titan Acquisition, Ltd.
30,000 7.750%,  4/15/2026
h
30,605
TransDigm, Inc.
40,000 6.250%,  3/15/2026
h
41,750
200,000 5.500%,  11/15/2027 204,750
United Rentals North America, Inc.
70,000 4.875%,  1/15/2028 73,889
50,000 4.000%,  7/15/2030 51,015
United Technologies Corporation
56,000 3.950%,  8/16/2025 61,129
Vertiv Group Corporation
24,000 4.125%,  11/15/2028
h
23,850
Victors Merger Corporation
39,000 6.375%,  5/15/2029
h
36,660
W.W. Grainger, Inc.
24,000 1.850%,  2/15/2025 24,591
Waste Pro USA, Inc.
30,000 5.500%,  2/15/2026
h
29,700
WESCO Distribution, Inc.
90,000 7.250%,  6/15/2028
h
99,262
Total 3,908,784
Collateralized Mortgage Obligations (2.3%)
Banc of America Alternative Loan
Trust
173,071
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 172,526
Banc of America Mortgage
Securities Trust
105,488
2.246%,  9/25/2035, Ser.
2005-H, Class 3A1
b
106,719
37,909
2.970%,  9/25/2035, Ser.
2005-H, Class 2A1
b
37,521
Bellemeade Re, Ltd.
186,730
1.689%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,h
186,730
Business Jet Securities, LLC
73,318
2.981%,  11/15/2035, Ser.
2020-1A, Class A
h
73,709
CHL Mortgage Pass-Through Trust
187,472
2.743%,  11/20/2035, Ser.
2005-HYB7, Class 6A1
b
173,018
80,165
2.520%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
85,084
267,826
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 199,144

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (31.8%) Value
Collateralized Mortgage Obligations (2.3%) -
continued
CIM Trust
$ 134,535
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
b,h
$ 140,545
Citigroup Mortgage Loan Trust,
Inc.
213,277
2.903%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
214,278
Countrywide Home Loan
Mortgage Pass Through Trust
106,050
2.580%,  11/25/2035, Ser.
2005-22, Class 2A1
b
101,553
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
168,335
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 171,506
Eagle Re, Ltd.
360,939
1.889%,  (LIBOR 1M +
1.800%), 4/25/2029, Ser.
2019-1, Class M1B
b,h
361,894
Federal Home Loan Mortgage
Corporation
545,942
3.500%,  8/15/2035, Ser.
345, Class C8
k
63,243
Federal Home Loan Mortgage
Corporation - REMIC
415,050
3.000%,  5/15/2027, Ser.
4046, Class GI
k
20,247
461,573
3.500%,  10/15/2032, Ser.
4119, Class KI
k
52,965
554,585
3.000%,  4/15/2033, Ser.
4203, Class DI
k
39,216
Federal National Mortgage
Association - REMIC
533,950
3.000%,  7/25/2027, Ser.
2012-73, Class DI
k
26,523
468,347
3.000%,  7/25/2027, Ser.
2012-74, Class AI
k
20,814
689,896
3.000%,  8/25/2027, Ser.
2012-95, Class HI
k
29,293
1,144,341
3.000%,  11/25/2027, Ser.
2012-121, Class BI
k
68,311
630,844
3.000%,  12/25/2027, Ser.
2012-139, Class DI
k
30,169
347,219
2.500%,  1/25/2028, Ser.
2012-152, Class AI
k
16,714
829,547
3.000%,  1/25/2028, Ser.
2012-147, Class EI
k
40,120
1,210,825
3.000%,  3/25/2028, Ser.
2013-18, Class IL
k
57,613
486,715
2.500%,  6/25/2028, Ser.
2013-87, Class IW
k
25,164
513,402
3.000%,  11/25/2031, Ser.
2013-69, Class IO
k
24,211
394,716
3.000%,  2/25/2033, Ser.
2013-1, Class YI
k
38,852
2,261,351
1.500%,  2/25/2036, Ser.
2021-1, Class IY
k
143,294
1,348,017
1.500%,  2/25/2036, Ser.
2021-3, Class UI
k
71,029
Flagstar Mortgage Trust
196,052
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,h
201,213
Principal
Amount Long-Term Fixed Income (31.8%) Value
Collateralized Mortgage Obligations (2.3%) -
continued
Genworth Mortgage Insurance
Corporation
$ 200,000
2.139%,  (LIBOR 1M +
2.050%), 10/25/2033, Ser.
2021-2, Class M1A
b,h
$ 201,344
200,000
1.949%,  (SOFR30A +
1.900%), 2/25/2034, Ser.
2021-3, Class M1A
b,h
200,000
GMAC Mortgage Corporation
Loan Trust
92,848
3.133%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
91,192
18,171
0.589%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
b,l
11,853
Homeward Opportunities Fund I
Trust
300,000
5.684%,  11/25/2058, Ser.
2018-2, Class B2
b,h
304,916
IndyMac INDA Mortgage Loan
Trust
523,116
2.886%,  8/25/2036, Ser.
2006-AR1, Class A1
b
492,418
J.P. Morgan Alternative Loan Trust
91,921
3.133%,  3/25/2036, Ser.
2006-A1, Class 2A1
b
93,356
Legacy Mortgage Asset Trust
225,413
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
h,i
226,245
Master Asset Securitization Trust
280,602
0.589%,  (LIBOR 1M +
0.500%), 6/25/2036, Ser.
2006-2, Class 2A2
b
52,963
Merrill Lynch Mortgage Investors
Trust
204,887
3.018%,  6/25/2035, Ser.
2005-A5, Class M1
b
131,831
Palmer Square Loan Funding, Ltd.
300,000
1.921%,  (LIBOR 3M +
1.750%), 7/20/2029, Ser.
2021-3A, Class B
b,h
300,490
Preston Ridge Partners Mortgage
Trust, LLC
275,499
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
b,h
275,833
165,299
4.750%,  10/25/2024, Ser.
2019-GS1, Class A2
b,h
165,414
Pretium Mortgage Credit Partners,
LLC
225,000
3.844%,  6/27/2060, Ser.
2021-NPL2, Class A2
h,i
223,220
250,000
3.721%,  7/25/2051, Ser.
2021-NPL3, Class A2
h,i
247,679
Radnor RE, Ltd.
475,000
2.789%,  (LIBOR 1M +
2.700%), 3/25/2028, Ser.
2018-1, Class M2
b,h
478,110
Residential Accredit Loans, Inc.
Trust
124,320
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 122,297
117,229
5.750%,  9/25/2035, Ser.
2005-QS13, Class 2A3 116,530

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (31.8%) Value
Collateralized Mortgage Obligations (2.3%) -
continued
$ 89,163
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 $ 86,851
Residential Asset Securitization
Trust
121,566
2.023%,  1/25/2034, Ser.
2004-IP1, Class A1
b
125,015
187,412
5.500%,  4/25/2035, Ser.
2005-A1, Class A3 196,332
Residential Funding Mortgage
Security I Trust
188,226
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 181,064
Silver Hill Trust
119,045
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
b,h
120,364
Starwood Mortgage Residential
Trust
200,000
3.970%,  4/25/2060, Ser.
2020-2, Class A2
b,h
204,027
Structured Adjustable Rate
Mortgage Loan Trust
70,016
2.763%,  7/25/2035, Ser.
2005-15, Class 4A1
b
65,258
131,325
2.997%,  9/25/2035, Ser.
2005-18, Class 1A1
b
104,666
Structured Asset Mortgage
Investments, Inc.
254,754
0.709%,  (LIBOR 1M +
0.620%), 12/25/2035, Ser.
2005-AR4, Class A1
b
247,348
Toorak Mortgage Corporation, Ltd.
250,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
h,i
250,984
Vericrest Opportunity Loan
Transferee
175,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
h,i
174,133
200,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
h,i
198,950
350,000
4.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
h,i
347,714
200,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
h,i
198,651
250,000
4.949%,  4/25/2051, Ser.
2021-NPL7, Class A2
h,i
248,490
300,000
4.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
h,i
297,947
Wachovia Asset Securitization, Inc.
120,469
0.229%,  (LIBOR 1M +
0.140%), 7/25/2037, Ser.
2007-HE1, Class A
b,h,l
116,181
ZH Trust
260,000
3.262%,  2/18/2027, Ser.
2021-1, Class B
h
259,619
225,000
3.506%,  10/17/2027, Ser.
2021-2, Class B
h
225,070
Total 10,377,573
Principal
Amount Long-Term Fixed Income (31.8%) Value
Commercial Mortgage-Backed Securities
(<0.1%)
BFLD Trust
$ 175,000
1.790%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,h
$ 175,105
Total 175,105
Communications Services (1.2%)
Altice France SA
20,000 8.125%,  2/1/2027
h
21,500
20,000 5.500%,  1/15/2028
h
20,050
75,000 5.125%,  7/15/2029
h
73,045
American Tower Corporation
46,000 3.375%,  5/15/2024 48,541
75,000 4.400%,  2/15/2026 82,946
40,000 1.450%,  9/15/2026 39,405
56,000 3.800%,  8/15/2029 61,523
AT&T, Inc.
77,000 4.450%,  4/1/2024 82,822
75,000 1.700%,  3/25/2026 75,314
118,000 4.300%,  2/15/2030 133,997
Cable One, Inc., Convertible
190,000 1.125%,  3/15/2028
h
186,097
CCO Holdings, LLC
50,000 5.500%,  5/1/2026
h
51,650
100,000 5.125%,  5/1/2027
h
103,625
75,000 4.250%,  1/15/2034
h
72,736
Cengage Learning, Inc.
80,000 9.500%,  6/15/2024
h
81,600
Charter Communications
Operating, LLC
46,000 4.500%,  2/1/2024 49,331
67,000 4.908%,  7/23/2025 74,507
56,000 5.050%,  3/30/2029 65,293
Clear Channel Worldwide
Holdings, Inc.
80,000 7.750%,  4/15/2028
h
82,836
Comcast Corporation
35,000 3.700%,  4/15/2024 37,326
35,000 3.950%,  10/15/2025 38,458
45,000 2.350%,  1/15/2027 46,631
93,000 3.400%,  4/1/2030 101,424
Consolidated Communications,
Inc.
30,000 5.000%,  10/1/2028
h
30,300
CSC Holdings, LLC
100,000 5.375%,  2/1/2028
h
103,000
63,000 4.125%,  12/1/2030
h
60,322
Cumulus Media New Holdings,
Inc.
50,000 6.750%,  7/1/2026
h
52,000
Deutsche Telekom International
Finance BV
36,000 2.485%,  9/19/2023
h
37,035
DIRECTV Holdings, LLC
20,000 5.875%,  8/15/2027
h
20,733
Discovery Communications, LLC
40,000 2.950%,  3/20/2023 41,176
DISH DBS Corporation
55,000 7.375%,  7/1/2028 57,819
Entercom Media Corporation
92,000 6.500%,  5/1/2027
h
92,230

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (31.8%) Value
Communications Services (1.2%) - continued
Fox Corporation
$ 68,000 4.030%,  1/25/2024 $ 72,404
38,000 4.709%,  1/25/2029 43,904
Front Range BidCo, Inc.
38,000 4.000%,  3/1/2027
h
36,908
36,000 6.125%,  3/1/2028
h
35,137
Frontier Communications
Corporation
50,000 5.875%,  10/15/2027
h
52,375
GCI, LLC
60,000 4.750%,  10/15/2028
h
62,100
Gray Escrow II, Inc.
125,000 5.375%,  11/15/2031
d,h
126,250
Gray Television, Inc.
65,000 4.750%,  10/15/2030
h
64,115
Hughes Satellite Systems
Corporation
30,000 6.625%,  8/1/2026 34,011
iHeartCommunications, Inc.
60,000 4.750%,  1/15/2028
h
60,375
LCPR Senior Secured Financing
DAC
55,000 6.750%,  10/15/2027
h
57,750
Level 3 Financing, Inc.
80,000 4.625%,  9/15/2027
h
82,000
85,000 4.250%,  7/1/2028
h
84,034
Liberty Interactive, LLC,
Convertible
109,000 3.500%,  1/15/2031 143,270
NBN Company, Ltd.
73,000 2.625%,  5/5/2031
h
73,544
Netflix, Inc.
45,000 5.875%,  2/15/2025 51,019
86,000 4.875%,  4/15/2028 98,523
38,000 5.875%,  11/15/2028 46,254
Nexstar Escrow Corporation
90,000 5.625%,  7/15/2027
h
94,950
NTT Finance Corporation
45,000 1.162%,  4/3/2026
h
44,325
Omnicom Group, Inc.
57,000 4.200%,  6/1/2030 64,684
Radiate Holdco, LLC
40,000 6.500%,  9/15/2028
h
40,000
Scripps Escrow II, Inc.
30,000 5.375%,  1/15/2031
h
29,362
Scripps Escrow, Inc.
40,000 5.875%,  7/15/2027
h
40,600
Sinclair Television Group, Inc.
80,000 5.500%,  3/1/2030
h
76,500
Sirius XM Radio, Inc.
90,000 5.000%,  8/1/2027
h
93,938
40,000 4.000%,  7/15/2028
h
40,288
Sprint Capital Corporation
144,000 6.875%,  11/15/2028 182,079
50,000 8.750%,  3/15/2032 74,838
Sprint Corporation
205,000 7.625%,  2/15/2025 238,313
Telesat Canada
30,000 4.875%,  6/1/2027
h
26,804
10,000 6.500%,  10/15/2027
h
8,115
Principal
Amount Long-Term Fixed Income (31.8%) Value
Communications Services (1.2%) - continued
Terrier Media Buyer, Inc.
$ 40,000 8.875%,  12/15/2027
h
$ 42,300
T-Mobile USA, Inc.
51,000 3.500%,  4/15/2025 54,394
75,000 3.875%,  4/15/2030 82,005
20,000 2.875%,  2/15/2031 19,875
United States Cellular Corporation
60,000 6.700%,  12/15/2033 74,673
Uniti Fiber Holdings, Inc.,
Convertible
52,000 4.000%,  6/15/2024
h
71,370
Uniti Group, LP
20,000 4.750%,  4/15/2028
h
20,078
50,000 6.500%,  2/15/2029
h
50,579
Univision Communications, Inc.
55,000 6.625%,  6/1/2027
h
59,500
Verizon Communications, Inc.
75,000 2.100%,  3/22/2028 75,208
56,000 3.150%,  3/22/2030 59,304
37,000 2.550%,  3/21/2031 37,289
93,000 2.355%,  3/15/2032
h
91,613
Viacom, Inc.
38,000 5.875%,  2/28/2057
b
38,035
Viasat, Inc.
80,000 5.625%,  9/15/2025
h
81,150
Vodafone Group plc
54,000 7.000%,  4/4/2079
b
65,291
VTR Finance NV
45,000 6.375%,  7/15/2028
h
47,968
Walt Disney Company
38,000 3.800%,  3/22/2030 42,810
Ziggo BV
105,000 5.500%,  1/15/2027
h
107,625
30,000 4.875%,  1/15/2030
h
30,506
Total 5,555,614
Consumer Cyclical (1.8%)
1011778 B.C., ULC
90,000 4.375%,  1/15/2028
h
90,472
Allen Media, LLC
57,000 10.500%,  2/15/2028
h
61,061
Allied Universal Holdco, LLC
30,000 6.625%,  7/15/2026
h
31,519
105,000 4.625%,  6/1/2028
h
104,152
30,000 6.000%,  6/1/2029
h
29,524
Allison Transmission, Inc.
85,000 3.750%,  1/30/2031
h
81,706
Amazon.com, Inc.
76,000 1.650%,  5/12/2028 75,751
37,000 1.500%,  6/3/2030 35,806
American Axle & Manufacturing,
Inc.
90,000 6.500%,  4/1/2027 93,937
American Honda Finance
Corporation
29,000 1.200%,  7/8/2025 28,937
Arko Corporation
40,000 5.125%,  11/15/2029
h
39,044
Ashton Woods USA, LLC
40,000 4.625%,  8/1/2029
h
39,650

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (31.8%) Value
Consumer Cyclical (1.8%) - continued
Best Buy Company, Inc.
$ 37,000 1.950%,  10/1/2030 $ 35,725
Bloomin' Brands, Inc., Convertible
55,000 5.000%,  5/1/2025 110,239
Boyd Gaming Corporation
65,000 4.750%,  6/15/2031
h
66,869
Boyne USA, Inc.
50,000 4.750%,  5/15/2029
h
51,125
Brookfield Residential Properties,
Inc.
60,000 6.250%,  9/15/2027
h
62,475
70,000 5.000%,  6/15/2029
h
70,262
Burlington Stores, Inc., Convertible
154,000 2.250%,  4/15/2025 220,670
Caesars Entertainment, Inc.
35,000 8.125%,  7/1/2027
h
39,202
65,000 4.625%,  10/15/2029
h
65,312
Carnival Corporation
54,000 7.625%,  3/1/2026
h
56,894
100,000 5.750%,  3/1/2027
h
101,750
65,000 4.000%,  8/1/2028
h
65,000
40,000 6.000%,  5/1/2029
d,h
39,975
Cedar Fair, LP
90,000 5.250%,  7/15/2029 93,261
Churchill Downs, Inc.
40,000 4.750%,  1/15/2028
h
41,350
Cinemark USA, Inc.
30,000 5.875%,  3/15/2026
g,h
30,075
Clarios Global, LP
30,000 8.500%,  5/15/2027
h
31,868
Colt Merger Sub, Inc.
93,000 6.250%,  7/1/2025
h
97,822
D.R. Horton, Inc.
13,000 2.600%,  10/15/2025 13,541
Daimler Finance North America,
LLC
57,000 1.450%,  3/2/2026
h
56,730
Dana, Inc.
60,000 5.625%,  6/15/2028 63,450
Darden Restaurants, Inc.
75,000 3.850%,  5/1/2027 81,531
Dick's Sporting Goods Inc.,
Convertible
58,000 3.250%,  4/15/2025 220,895
Empire Communities Corporation
50,000 7.000%,  12/15/2025
h
51,750
Expedia Group, Inc.
57,000 4.625%,  8/1/2027 63,818
57,000 3.250%,  2/15/2030 58,602
Expedia Group, Inc., Convertible
117,000 Zero Coupon,  2/15/2026
h
126,312
Ford Motor Company
30,000 9.000%,  4/22/2025 36,075
20,000 9.625%,  4/22/2030 28,813
62,000 7.450%,  7/16/2031 82,072
Ford Motor Company, Convertible
332,000 Zero Coupon,  3/15/2026
h
392,718
Ford Motor Credit Company, LLC
185,000 4.063%,  11/1/2024 194,009
140,000 4.134%,  8/4/2025 147,875
5,000 2.700%,  8/10/2026 4,994
Principal
Amount Long-Term Fixed Income (31.8%) Value
Consumer Cyclical (1.8%) - continued
Forestar Group, Inc.
$ 40,000 3.850%,  5/15/2026
h
$ 40,000
Gap, Inc.
19,000 3.625%,  10/1/2029
h
18,620
General Motors Company
30,000 5.400%,  10/2/2023 32,461
26,000 6.125%,  10/1/2025 30,176
56,000 6.800%,  10/1/2027 69,029
General Motors Financial
Company, Inc.
63,000 3.950%,  4/13/2024 66,835
47,000 1.200%,  10/15/2024 46,920
44,000 2.900%,  2/26/2025 45,785
29,000 2.750%,  6/20/2025 30,110
38,000 2.700%,  6/10/2031 37,559
Goodyear Tire & Rubber Company
45,000 5.000%,  7/15/2029
h
47,475
30,000 5.250%,  7/15/2031
h
31,926
Guitar Center Escrow Issuer II, Inc.
19,000 8.500%,  1/15/2026
h
20,235
Hanesbrands, Inc.
56,000 4.875%,  5/15/2026
h
59,863
Harley-Davidson Financial
Services, Inc.
48,000 4.050%,  2/4/2022
h
48,427
Herc Holdings, Inc.
50,000 5.500%,  7/15/2027
h
52,125
Hilton Domestic Operating
Company, Inc.
100,000 4.875%,  1/15/2030 106,748
Hilton Grand Vacations Borrower
Escrow, LLC
75,000 5.000%,  6/1/2029
h
76,481
Hyundai Capital America
29,000 1.800%,  10/15/2025
h
29,037
56,000 3.000%,  2/10/2027
h
58,286
40,000 2.100%,  9/15/2028
h
39,006
International Game Technology plc
60,000 5.250%,  1/15/2029
h
63,075
KB Home
55,000 4.800%,  11/15/2029 59,262
Kohl's Corporation
57,000 3.375%,  5/1/2031 57,868
L Brands, Inc.
90,000 6.625%,  10/1/2030
h
100,687
20,000 6.875%,  11/1/2035 24,299
Landry's, Inc.
60,000 6.750%,  10/15/2024
h
60,150
Lennar Corporation
40,000 4.875%,  12/15/2023 42,884
14,000 5.875%,  11/15/2024 15,608
29,000 4.750%,  5/30/2025 31,827
Lowe's Companies, Inc.
58,000 4.000%,  4/15/2025 63,152
76,000 4.500%,  4/15/2030 88,607
Macy's Retail Holdings, LLC
60,000 5.875%,  4/1/2029
h
63,941
Magic MergerCo, Inc.
95,000 5.250%,  5/1/2028
h
95,950
Marriott International, Inc.
58,000 3.750%,  10/1/2025 62,237

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (31.8%) Value
Consumer Cyclical (1.8%) - continued
$ 57,000 4.625%,  6/15/2030 $ 64,909
Mattamy Group Corporation
90,000 5.250%,  12/15/2027
h
93,600
McDonald's Corporation
112,000 3.800%,  4/1/2028 124,930
MGM Resorts International
125,000 5.750%,  6/15/2025 135,000
Nissan Motor Company, Ltd.
45,000 3.043%,  9/15/2023
h
46,536
O'Reilly Automotive, Inc.
56,000 3.900%,  6/1/2029 62,324
Penn National Gaming, Inc.
70,000 4.125%,  7/1/2029
h
68,250
PetSmart, Inc.
80,000 4.750%,  2/15/2028
h
82,200
40,000 7.750%,  2/15/2029
h
43,229
Prime Security Services Borrower,
LLC
150,000 5.750%,  4/15/2026
h
160,447
Procter & Gamble Company
38,000 1.200%,  10/29/2030 35,932
Real Hero Merger Sub 2, Inc.
40,000 6.250%,  2/1/2029
h
41,100
Realogy Group, LLC
70,000 5.750%,  1/15/2029
h
72,537
Rite Aid Corporation
70,000 7.500%,  7/1/2025
h
70,175
Ross Stores, Inc.
37,000 1.875%,  4/15/2031 35,637
Royal Caribbean Cruises, Ltd.
90,000 9.125%,  6/15/2023
h
97,720
75,000 4.250%,  7/1/2026
h
72,750
40,000 5.500%,  4/1/2028
h
40,700
Scientific Games International, Inc.
80,000 5.000%,  10/15/2025
h
82,363
70,000 7.250%,  11/15/2029
h
79,106
SeaWorld Parks and
Entertainment, Inc.
64,000 5.250%,  8/15/2029
h
65,200
Six Flags Theme Parks, Inc.
45,000 7.000%,  7/1/2025
h
47,813
Staples, Inc.
100,000 7.500%,  4/15/2026
h
101,079
Target Corporation
37,000 2.350%,  2/15/2030 38,157
Tenneco, Inc.
70,000 5.000%,  7/15/2026
g
68,268
Toll Brothers Finance Corporation
57,000 5.875%,  2/15/2022 57,080
56,000 4.350%,  2/15/2028 61,110
Toyota Motor Credit Corporation
57,000 1.900%,  4/6/2028 57,381
TripAdvisor, Inc., Convertible
44,000 0.250%,  4/1/2026
h
39,327
Uber Technologies, Inc.
40,000 6.250%,  1/15/2028
h
42,952
Vail Resorts, Inc., Convertible
45,000 Zero Coupon,  1/1/2026
h
49,421
Vista Outdoor, Inc.
80,000 4.500%,  3/15/2029
h
80,100
Principal
Amount Long-Term Fixed Income (31.8%) Value
Consumer Cyclical (1.8%) - continued
Volkswagen Group of America
Finance, LLC
$ 55,000 4.250%,  11/13/2023
h
$ 58,657
14,000 3.350%,  5/13/2025
h
14,836
Wabash National Corporation
65,000 4.500%,  10/15/2028
h
63,195
Wyndham Destinations, Inc.
50,000 6.625%,  7/31/2026
h
55,834
Wyndham Hotels & Resorts, Inc.
35,000 4.375%,  8/15/2028
h
36,157
Yum! Brands, Inc.
70,000 4.750%,  1/15/2030
h
74,725
ZF North America Capital, Inc.
50,000 4.750%,  4/29/2025
h
53,813
Total 8,005,819
Consumer Non-Cyclical (1.6%)
Abbott Laboratories
75,000 3.875%,  9/15/2025 81,806
AbbVie, Inc.
38,000 2.900%,  11/6/2022 38,864
62,000 2.300%,  11/21/2022 63,074
36,000 2.800%,  3/15/2023 36,795
119,000 3.600%,  5/14/2025 127,588
75,000 3.200%,  11/21/2029 80,147
Agilent Technologies, Inc.
37,000 2.300%,  3/12/2031 36,812
Albertson's Companies, Inc.
87,000 3.500%,  3/15/2029
h
85,755
40,000 4.875%,  2/15/2030
h
42,874
Altria Group, Inc.
53,000 4.400%,  2/14/2026 58,806
38,000 4.800%,  2/14/2029 43,287
Amgen, Inc.
56,000 2.450%,  2/21/2030 56,909
Anheuser-Busch Companies, LLC
32,000 3.650%,  2/1/2026 34,788
Anheuser-Busch InBev Worldwide,
Inc.
75,000 4.750%,  1/23/2029 88,057
Anthem, Inc.
66,000 2.375%,  1/15/2025 68,283
57,000 2.550%,  3/15/2031 58,201
AstraZeneca Finance, LLC
76,000 1.750%,  5/28/2028 75,691
AstraZeneca plc
75,000 0.700%,  4/8/2026 72,847
BAT Capital Corporation
51,000 3.222%,  8/15/2024 53,631
BAT International Finance plc
29,000 1.668%,  3/25/2026 28,679
Bausch Health Companies, Inc.
100,000 5.000%,  2/15/2029
h
91,750
Becton, Dickinson and Company
56,000 2.823%,  5/20/2030 58,250
Boston Scientific Corporation
64,000 3.450%,  3/1/2024 67,495
Bunge, Ltd. Finance Corporation
75,000 2.750%,  5/14/2031 75,552

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (31.8%) Value
Consumer Non-Cyclical (1.6%) - continued
Centene Corporation
$ 65,000 4.250%,  12/15/2027 $ 68,087
55,000 4.625%,  12/15/2029 59,331
185,000 3.000%,  10/15/2030 188,030
Central Garden & Pet Company
80,000 4.125%,  10/15/2030 80,596
Community Health Systems, Inc.
30,000 5.625%,  3/15/2027
h
31,393
40,000 6.000%,  1/15/2029
h
42,100
90,000 6.875%,  4/15/2029
h
92,587
Conagra Brands, Inc.
34,000 4.300%,  5/1/2024 36,615
Constellation Brands, Inc.
75,000 3.150%,  8/1/2029 79,672
CVS Health Corporation
64,000 4.100%,  3/25/2025 69,677
30,000 4.300%,  3/25/2028 33,965
DaVita, Inc.
95,000 4.625%,  6/1/2030
h
95,471
Diageo Capital plc
35,000 1.375%,  9/29/2025 35,183
Edgewell Personal Care Company
50,000 5.500%,  6/1/2028
h
52,308
Encompass Health Corporation
100,000 4.500%,  2/1/2028 101,810
Endo Finance, LLC
30,000 9.500%,  7/31/2027
g,h
29,775
Energizer Holdings, Inc.
70,000 4.375%,  3/31/2029
h
67,077
Estee Lauder Companies, Inc.
37,000 1.950%,  3/15/2031 36,666
General Mills, Inc.
37,000 4.200%,  4/17/2028 41,913
Gilead Sciences, Inc.
57,000 2.950%,  3/1/2027 60,403
H. J. Heinz Company
20,000 5.200%,  7/15/2045 25,437
HCA, Inc.
210,000 5.375%,  2/1/2025 233,625
94,000 5.250%,  6/15/2026 106,593
HLF Financing Sarl, LLC
108,000 4.875%,  6/1/2029
h
108,781
Humana, Inc.
39,000 2.150%,  2/3/2032 37,731
Imperial Brands Finance plc
36,000 3.125%,  7/26/2024
h
37,607
Ionis Pharmaceuticals, Inc.,
Convertible
52,000 0.125%,  12/15/2024 46,961
Jazz Investments I, Ltd.,
Convertible
198,000 2.000%,  6/15/2026 230,483
JBS USA Food Company
30,000 5.750%,  1/15/2028
h
31,275
JBS USA, LLC
10,000 6.500%,  4/15/2029
h
11,063
90,000 5.500%,  1/15/2030
h
98,550
Keurig Dr Pepper, Inc.
75,000 2.250%,  3/15/2031 74,271
Principal
Amount Long-Term Fixed Income (31.8%) Value
Consumer Non-Cyclical (1.6%) - continued
Kraft Foods Group, Inc.
$ 61,000 5.000%,  6/4/2042 $ 75,396
Kraft Heinz Foods Company
57,000 3.875%,  5/15/2027 61,767
80,000 4.625%,  1/30/2029 91,002
110,000 3.750%,  4/1/2030 119,565
55,000 4.250%,  3/1/2031 62,118
Kroger Company
37,000 4.500%,  1/15/2029 43,064
Mattel, Inc.
85,000 3.375%,  4/1/2026
h
87,442
McKesson Corporation
29,000 0.900%,  12/3/2025 28,299
59,000 1.300%,  8/15/2026 57,835
Molina Healthcare, Inc.
80,000 4.375%,  6/15/2028
h
82,800
Mozart Debt Merger Sub, Inc.
84,000 3.875%,  4/1/2029
h
83,580
81,000 5.250%,  10/1/2029
h
82,215
MPH Acquisition Holdings, LLC
59,000 5.750%,  11/1/2028
h
53,814
Mylan, Inc.
36,000 4.200%,  11/29/2023 38,113
Novartis Capital Corporation
30,000 1.750%,  2/14/2025 30,604
93,000 3.000%,  11/20/2025 99,305
Ortho-Clinical Diagnostics, Inc.
40,000 7.250%,  2/1/2028
h
42,600
Par Pharmaceutical, Inc.
65,000 7.500%,  4/1/2027
h
65,569
PepsiCo, Inc.
57,000 1.625%,  5/1/2030 55,592
Philip Morris International, Inc.
81,000 1.500%,  5/1/2025 81,668
Pilgrim's Pride Corporation
57,000 3.500%,  3/1/2032
h
57,143
QBE Insurance Group, Ltd.
72,000 5.875%,  5/12/2025
b,h,j
78,660
Royalty Pharma plc
87,000 1.200%,  9/2/2025 85,722
Scotts Miracle-Gro Company
90,000 4.500%,  10/15/2029 93,776
SEG Holding, LLC
80,000 5.625%,  10/15/2028
h
84,200
Simmons Foods, Inc.
70,000 4.625%,  3/1/2029
h
70,700
Spectrum Brands, Inc.
50,000 5.000%,  10/1/2029
h
53,375
30,000 5.500%,  7/15/2030
h
32,400
Stryker Corporation
38,000 3.650%,  3/7/2028 41,910
Syneos Health, Inc.
70,000 3.625%,  1/15/2029
h
69,090
Sysco Corporation
55,000 5.650%,  4/1/2025 62,588
37,000 5.950%,  4/1/2030 46,830
Teleflex, Inc.
100,000 4.625%,  11/15/2027 103,625
Tenet Healthcare Corporation
21,000 4.625%,  7/15/2024 21,263

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (31.8%) Value
Consumer Non-Cyclical (1.6%) - continued
$ 170,000 5.125%,  11/1/2027
h
$ 177,650
30,000 6.125%,  10/1/2028
h
31,499
Teva Pharmaceutical Finance
Netherlands III BV
45,000 2.800%,  7/21/2023 45,329
50,000 3.150%,  10/1/2026 47,125
Thermo Fisher Scientific, Inc.
26,000 4.133%,  3/25/2025 28,372
40,000 1.750%,  10/15/2028 39,407
38,000 4.497%,  3/25/2030 44,731
TreeHouse Foods, Inc.
38,000 4.000%,  9/1/2028 36,294
United Natural Foods, Inc.
60,000 6.750%,  10/15/2028
h
64,950
UnitedHealth Group, Inc.
93,000 3.850%,  6/15/2028 104,767
Universal Health Services, Inc.
59,000 1.650%,  9/1/2026
h
58,091
19,000 2.650%,  1/15/2032
h
18,648
Viatris, Inc.
29,000 1.650%,  6/22/2025
h
29,049
VRX Escrow Corporation
171,000 6.125%,  4/15/2025
h
174,167
Winnebago Industries, Inc.,
Convertible
150,000 1.500%,  4/1/2025 192,118
Zoetis, Inc.
54,000 3.250%,  2/1/2023 55,432
56,000 3.900%,  8/20/2028 62,702
Total 7,324,938
Energy (1.4%)
Antero Resources Corporation
70,000 5.375%,  3/1/2030
h
74,095
Apache Corporation
30,000 4.875%,  11/15/2027 32,550
65,000 4.375%,  10/15/2028 69,864
30,000 5.100%,  9/1/2040 33,619
Archrock Partners, LP
70,000 6.250%,  4/1/2028
h
72,450
BP Capital Markets America, Inc.
90,000 4.234%,  11/6/2028 102,648
BP Capital Markets plc
72,000 4.875%,  3/22/2030
b,j
78,376
Buckeye Partners, LP
30,000 3.950%,  12/1/2026 30,755
Canadian Natural Resources, Ltd.
94,000 2.050%,  7/15/2025 95,429
Cenovus Energy, Inc.
127,000 5.375%,  7/15/2025 142,666
Cheniere Corpus Christi Holdings,
LLC
77,000 5.875%,  3/31/2025 86,195
Cheniere Energy Partners, LP
58,000 4.500%,  10/1/2029 61,925
63,000 3.250%,  1/31/2032
h
62,446
Cheniere Energy, Inc.
25,000 4.625%,  10/15/2028 26,217
Cheniere Energy, Inc., Convertible
28,000 4.250%,  3/15/2045 23,855
Principal
Amount Long-Term Fixed Income (31.8%) Value
Energy (1.4%) - continued
CNX Resources Corporation
$ 30,000 6.000%,  1/15/2029
h
$ 31,650
CNX Resources Corporation,
Convertible
145,000 2.250%,  5/1/2026
g
196,342
Comstock Resources, Inc.
50,000 5.875%,  1/15/2030
h
51,990
Continental Resources, Inc.
87,000 4.375%,  1/15/2028 94,939
40,000 5.750%,  1/15/2031
h
47,900
Coterra Energy, Inc.
75,000 4.375%,  6/1/2024
h
80,275
CQP Holdco, LP
25,000 5.500%,  6/15/2031
h
26,000
Devon Energy Corporation
54,000 5.250%,  9/15/2024
h
59,299
75,000 4.500%,  1/15/2030
h
81,519
Diamondback Energy, Inc.
31,000 2.875%,  12/1/2024 32,260
19,000 3.125%,  3/24/2031 19,620
DT Midstream, Inc.
65,000 4.125%,  6/15/2029
h
65,465
20,000 4.375%,  6/15/2031
h
20,263
Enagas SA
85,000 5.500%,  1/15/2028
h
85,309
Enbridge, Inc.
38,000 3.700%,  7/15/2027 41,480
Encana Corporation
30,000 6.625%,  8/15/2037 40,763
Endeavor Energy Resources, LP
55,000 5.750%,  1/30/2028
h
57,750
Energean Israel Finance, Ltd.
60,000 4.500%,  3/30/2024
h
61,200
Energy Transfer Operating, LP
37,000 4.200%,  9/15/2023 39,007
108,000 5.875%,  1/15/2024 117,370
56,000 3.750%,  5/15/2030 59,687
EnLink Midstream Partners, LP
70,000 4.850%,  7/15/2026 72,800
Enterprise Products Operating,
LLC
38,000 4.150%,  10/16/2028 42,967
EQM Midstream Partners, LP
90,000 6.500%,  7/1/2027
h
100,125
EQT Corporation
20,000 3.125%,  5/15/2026
h
20,150
59,000 3.900%,  10/1/2027 62,982
EQT Corporation, Convertible
136,000 1.750%,  5/1/2026 212,543
Equinor ASA
25,000 2.875%,  4/6/2025 26,350
Exxon Mobil Corporation
75,000 2.992%,  3/19/2025 79,282
Genesis Energy, LP
30,000 6.500%,  10/1/2025 29,571
25,000 8.000%,  1/15/2027 25,118
Halliburton Company
38,000 2.920%,  3/1/2030 39,264
Harvest Midstream, LP
85,000 7.500%,  9/1/2028
h
89,250

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (31.8%) Value
Energy (1.4%) - continued
Hess Corporation
$ 34,000 3.500%,  7/15/2024 $ 35,695
Hess Midstream Operations, LP
50,000 5.625%,  2/15/2026
h
51,813
Hilcorp Energy I, LP
70,000 5.750%,  2/1/2029
h
71,050
ITT Holdings, LLC
55,000 6.500%,  8/1/2029
h
55,138
Kinder Morgan Energy Partners,
LP
57,000 3.450%,  2/15/2023 58,616
Laredo Petroleum, Inc.
95,000 7.750%,  7/31/2029
h
93,575
Marathon Oil Corporation
37,000 4.400%,  7/15/2027 41,033
Marathon Petroleum Corporation
106,000 4.700%,  5/1/2025 117,114
MPLX, LP
50,000 6.875%,  2/15/2023
b,j
50,750
94,000 1.750%,  3/1/2026 93,634
Murphy Oil Corporation
50,000 5.875%,  12/1/2027 52,063
Nabors Industries, Ltd.
70,000 7.250%,  1/15/2026
h
67,900
National Fuel Gas Company
75,000 5.500%,  1/15/2026 85,611
Newfield Exploration Company
106,000 5.625%,  7/1/2024 116,711
38,000 5.375%,  1/1/2026 42,320
NGL Energy Operating, LLC
40,000 7.500%,  2/1/2026
h
40,563
NGL Energy Partners, LP
40,000 7.500%,  11/1/2023 38,400
NuStar Logistics, LP
70,000 5.750%,  10/1/2025 74,900
Oasis Petroleum, Inc.
55,000 6.375%,  6/1/2026
h
58,163
Occidental Petroleum Corporation
50,000 3.450%,  7/15/2024 51,125
65,000 3.400%,  4/15/2026 66,322
25,000 8.500%,  7/15/2027 31,125
120,000 3.500%,  8/15/2029 121,800
40,000 6.450%,  9/15/2036 50,900
65,000 4.400%,  4/15/2046 65,765
ONEOK, Inc.
57,000 2.200%,  9/15/2025 58,077
Ovintiv, Inc.
40,000 7.375%,  11/1/2031 54,165
PBF Holding Company, LLC
35,000 9.250%,  5/15/2025
h
33,950
Pioneer Natural Resources
Company
56,000 1.900%,  8/15/2030 53,161
Pioneer Natural Resources
Company, Convertible
38,000 0.250%,  5/15/2025 67,156
Plains All American Pipeline, LP
92,000 4.650%,  10/15/2025 101,000
Precision Drilling Corporation
50,000 6.875%,  1/15/2029
h
51,625
Principal
Amount Long-Term Fixed Income (31.8%) Value
Energy (1.4%) - continued
Sabine Pass Liquefaction, LLC
$ 56,000 4.200%,  3/15/2028 $ 62,093
Schlumberger Finance Canada,
Ltd.
29,000 1.400%,  9/17/2025 28,975
Schlumberger Holdings
Corporation
24,000 4.300%,  5/1/2029
h
27,011
Shell International Finance BV
25,000 2.375%,  4/6/2025 25,949
SM Energy Company
30,000 6.500%,  7/15/2028 31,500
Southwestern Energy Company
40,000 5.375%,  2/1/2029
h
42,200
Summit Midstream Holdings, LLC
56,000 8.500%,  10/15/2026
d,h
56,293
Suncor Energy, Inc.
29,000 3.100%,  5/15/2025 30,605
Sunoco, LP
70,000 5.875%,  3/15/2028 74,099
44,000 4.500%,  4/30/2030
h
44,388
Targa Resources Partners, LP
50,000 5.375%,  2/1/2027 51,750
30,000 5.000%,  1/15/2028 31,570
15,000 4.875%,  2/1/2031 16,173
Teine Energy, Ltd.
40,000 6.875%,  4/15/2029
h
40,700
Transocean Proteus, Ltd.
22,000 6.250%,  12/1/2024
h
22,220
Transocean, Inc.
40,000 11.500%,  1/30/2027
h
40,800
USA Compression Partners, LP
30,000 6.875%,  4/1/2026 31,013
Venture Global Calcasieu Pass,
LLC
59,000 3.875%,  8/15/2029
h
60,033
35,000 4.125%,  8/15/2031
h
36,223
Vine Energy Holdings, LLC
40,000 6.750%,  4/15/2029
h
42,950
W&T Offshore, Inc.
25,000 9.750%,  11/1/2023
h
24,281
Weatherford International, Ltd.
64,000 8.625%,  4/30/2030
h
65,739
Western Gas Partners, LP
38,000 4.000%,  7/1/2022 38,380
Western Midstream Operating, LP
60,000 3.950%,  6/1/2025 63,198
30,000 5.500%,  8/15/2048 35,813
Williams Companies, Inc.
37,000 2.600%,  3/15/2031 37,074
Total 6,215,830
Financials (4.4%)
AerCap Ireland Capital DAC
50,000 3.150%,  2/15/2024 51,945
54,000 6.500%,  7/15/2025 62,572
103,000 3.000%,  10/29/2028 104,435
Air Lease Corporation
52,000 4.650%,  6/15/2026
b,j
53,755

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (31.8%) Value
Financials (4.4%) - continued
Aircastle, Ltd.
$ 85,000 5.250%,  6/15/2026
b,h,j
$ 87,125
38,000 2.850%,  1/26/2028
h
38,262
Alliant Holdings Intermediate, LLC
32,000 6.750%,  10/15/2027
h
33,040
Ally Financial, Inc.
119,000 5.750%,  11/20/2025 135,090
104,000 4.700%,  5/15/2026
b,j
107,770
37,000 8.000%,  11/1/2031 52,977
Altice Financing SA
25,000 5.750%,  8/15/2029
h
24,594
American Express Company
32,000 3.400%,  2/22/2024 33,761
50,000 3.550%,  9/15/2026
b,j
50,250
American Finance Trust, Inc.
48,000 4.500%,  9/30/2028
h
48,000
American Homes 4 Rent, LP
39,000 2.375%,  7/15/2031 38,400
American International Group, Inc.
75,000 4.200%,  4/1/2028 84,811
AmWINS Group, Inc.
40,000 4.875%,  6/30/2029
h
39,875
Ares Capital Corporation
15,000 4.250%,  3/1/2025 15,984
94,000 3.875%,  1/15/2026 99,708
Ares Capital Corporation,
Convertible
61,000 4.625%,  3/1/2024 69,314
Athene Global Funding
53,000 4.000%,  1/25/2022
h
53,447
Australia and New Zealand
Banking Group, Ltd.
85,000 2.950%,  7/22/2030
b,h
87,621
Aviation Capital Group, LLC
39,000 5.500%,  12/15/2024
h
43,292
42,000 4.875%,  10/1/2025
h
45,894
Avolon Holdings Funding, Ltd.
75,000 4.250%,  4/15/2026
h
80,598
BAC Capital Trust XIV
84,000
4.000%,  (LIBOR 3M +
0.400%), 11/17/2021
b,j
83,896
Banco Santander Mexico SA
14,000 5.375%,  4/17/2025
h
15,470
Banco Santander SA
44,000 4.750%,  11/12/2026
b,j
44,227
Bank of America Corporation
50,000 3.004%,  12/20/2023
b
51,309
103,000 3.550%,  3/5/2024
b
106,830
129,000 3.864%,  7/23/2024
b
135,433
64,000 4.200%,  8/26/2024 69,242
270,000 6.250%,  9/5/2024
b,j
294,300
32,000 3.458%,  3/15/2025
b
33,731
71,000 6.100%,  3/17/2025
b,j
78,100
72,000 1.319%,  6/19/2026
b
71,443
115,000 1.197%,  10/24/2026
b
113,085
60,000 1.734%,  7/22/2027
b
59,614
50,000 5.875%,  3/15/2028
b,j
55,973
112,000 3.593%,  7/21/2028
b
121,221
38,000 2.087%,  6/14/2029
b
37,575
149,000 3.974%,  2/7/2030
b
165,584
75,000 2.687%,  4/22/2032
b
75,932
Principal
Amount Long-Term Fixed Income (31.8%) Value
Financials (4.4%) - continued
$ 59,000 2.572%,  10/20/2032
b
$ 59,120
Bank of New York Mellon
Corporation
36,000 4.700%,  9/20/2025
b,j
39,175
54,000 3.400%,  1/29/2028 59,016
Bank of Nova Scotia
108,000 4.900%,  6/4/2025
b,j
115,255
36,000 1.050%,  3/2/2026 35,263
Barclays plc
59,000 4.610%,  2/15/2023
b
59,678
74,000 4.338%,  5/16/2024
b
77,873
67,000 8.000%,  6/15/2024
b,j
74,705
29,000 4.375%,  9/11/2024 31,294
35,000 2.852%,  5/7/2026
b
36,417
57,000 4.972%,  5/16/2029
b
65,850
BNP Paribas SA
50,000 6.625%,  3/25/2024
b,h,j
54,000
57,000 2.819%,  11/19/2025
b,h
59,215
Boston Properties, LP
37,000 2.550%,  4/1/2032 36,844
BPCE SA
29,000 2.375%,  1/14/2025
h
29,730
Brixmor Operating Partnership, LP
78,000 2.250%,  4/1/2028 77,947
Canadian Imperial Bank of
Commerce
29,000 2.250%,  1/28/2025 29,884
CANPACK SA
80,000 3.125%,  11/1/2025
h
80,400
Capital One Bank USA NA
48,000 3.375%,  2/15/2023 49,623
44,000 2.280%,  1/28/2026
b
45,154
Capital One Financial Corporation
30,000 3.950%,  9/1/2026
b,j
30,459
Cascades USA, Inc.
45,000 5.125%,  1/15/2026
h
47,475
Charles Schwab Corporation
104,000 5.375%,  6/1/2025
b,j
114,390
104,000 4.000%,  6/1/2026
b,j
107,032
56,000 2.000%,  3/20/2028 56,497
Chobani, LLC
90,000 4.625%,  11/15/2028
h
92,025
CIT Group, Inc.
75,000 5.250%,  3/7/2025 82,312
78,000 6.125%,  3/9/2028 92,430
Citigroup, Inc.
38,000 2.750%,  4/25/2022 38,353
142,000 5.950%,  1/30/2023
b,j
146,970
96,000 3.352%,  4/24/2025
b
101,143
71,000 5.950%,  5/15/2025
b,j
76,502
72,000 5.500%,  9/13/2025 82,124
45,000 1.281%,  11/3/2025
b,d
45,049
72,000 4.000%,  12/10/2025
b,j
73,530
175,000 3.875%,  2/18/2026
b,j
176,531
50,000 4.150%,  11/15/2026
b,j
50,175
132,000 1.122%,  1/28/2027
b
128,874
77,000 1.462%,  6/9/2027
b
75,855
150,000 4.075%,  4/23/2029
b
167,257
Citizens Financial Group, Inc.
55,000 4.000%,  10/6/2026
b,j
55,412

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (31.8%) Value
Financials (4.4%) - continued
CNA Financial Corporation
$ 38,000 3.950%,  5/15/2024 $ 40,463
Coinbase Global, Inc.
32,000 3.625%,  10/1/2031
h
30,480
Coinbase Global, Inc., Convertible
59,000 0.500%,  6/1/2026
h
69,977
Comerica, Inc.
36,000 5.625%,  7/1/2025
b,j
39,735
Commonwealth Bank of Australia
45,000 2.688%,  3/11/2031
h
44,528
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
74,000 3.950%,  11/9/2022 76,478
Cooperatieve Rabobank UA
29,000 1.339%,  6/24/2026
b,h
28,808
Corporate Office Properties, LP
78,000 2.250%,  3/15/2026 79,314
Credit Acceptance Corporation
70,000 5.125%,  12/31/2024
h
71,575
Credit Agricole SA
46,000 6.875%,  9/23/2024
b,h,j
50,715
37,000 3.250%,  1/14/2030
h
38,493
Credit Suisse Group AG
41,000 6.500%,  8/8/2023
h
44,641
36,000 7.500%,  12/11/2023
b,h,j
39,240
31,000 2.593%,  9/11/2025
b,h
31,877
26,000 7.250%,  9/12/2025
b,h,j
28,856
38,000 3.869%,  1/12/2029
b,h
41,104
Credit Suisse Group Funding
(Guernsey), Ltd.
114,000 3.800%,  9/15/2022 117,243
Dai-ichi Life Insurance Company,
Ltd.
126,000 5.100%,  10/28/2024
b,g,h,j
137,340
Danske Bank AS
56,000 5.000%,  1/12/2023
b,h
56,447
Deutsche Bank AG
127,000 2.129%,  11/24/2026
b
127,615
38,000 3.035%,  5/28/2032
b
38,402
Discover Bank
75,000 4.682%,  8/9/2028
b
79,296
Diversified Healthcare Trust
26,000 4.375%,  3/1/2031 25,122
Drawbridge Special Opportunities
Fund, LP
90,000 3.875%,  2/15/2026
h
92,425
EPR Properties
59,000 3.600%,  11/15/2031 59,144
Fidelity National Financial, Inc.
52,000 5.500%,  9/1/2022 54,116
Fifth Third Bancorp
72,000 4.500%,  9/30/2025
b,j
77,490
Fifth Third Bank NA
38,000 3.850%,  3/15/2026 41,426
First Horizon Bank
57,000 5.750%,  5/1/2030 68,968
First Horizon National Corporation
34,000 3.550%,  5/26/2023 35,293
FNB Corporation
53,000 2.200%,  2/24/2023 53,596
Principal
Amount Long-Term Fixed Income (31.8%) Value
Financials (4.4%) - continued
Fortress Transportation and
Infrastructure Investors, LLC
$ 40,000 6.500%,  10/1/2025
h
$ 41,162
30,000 5.500%,  5/1/2028
h
30,075
FS KKR Capital Corporation
40,000 3.400%,  1/15/2026 41,122
38,000 2.625%,  1/15/2027 37,618
FTI Consulting, Inc., Convertible
122,000 2.000%,  8/15/2023 179,910
GE Capital Funding, LLC
61,000 3.450%,  5/15/2025 65,244
18,000 4.050%,  5/15/2027 20,055
37,000 4.400%,  5/15/2030 43,245
Global Net Lease, Inc.
80,000 3.750%,  12/15/2027
h
79,068
Goldman Sachs Group, Inc.
57,000 0.627%,  11/17/2023
b
56,934
120,000 3.625%,  2/20/2024 126,910
190,000 5.500%,  8/10/2024
b,j
202,350
25,000 3.500%,  4/1/2025 26,693
44,000 4.250%,  10/21/2025 48,237
43,000 0.855%,  2/12/2026
b
42,212
52,000 3.800%,  5/10/2026
b,j
52,000
90,000 3.650%,  8/10/2026
b,j
89,325
50,000 4.125%,  11/10/2026
b,j
50,160
80,000 1.948%,  10/21/2027
b
80,078
75,000 3.814%,  4/23/2029
b
82,179
37,000 3.800%,  3/15/2030 40,969
37,000 2.615%,  4/22/2032
b
37,152
38,000 2.383%,  7/21/2032
b
37,351
Hartford Financial Services Group,
Inc.
37,000 2.800%,  8/19/2029 38,558
59,000
2.250%,  (LIBOR 3M +
2.125%), 2/12/2047
b,h
57,230
HSBC Holdings plc
59,000 3.803%,  3/11/2025
b
62,460
13,000 6.375%,  3/30/2025
b,j
14,142
36,000 2.633%,  11/7/2025
b
37,224
35,000 1.645%,  4/18/2026
b
34,882
35,000 1.589%,  5/24/2027
b
34,396
84,000 6.500%,  3/23/2028
b,j
93,717
105,000 4.583%,  6/19/2029
b
118,651
100,000 4.600%,  12/17/2030
b,j
99,363
45,000 2.804%,  5/24/2032
b
45,300
Huntington Bancshares, Inc.
108,000 4.450%,  10/15/2027
b,j
115,425
Icahn Enterprises, LP
40,000 6.375%,  12/15/2025 40,800
70,000 6.250%,  5/15/2026 73,325
20,000 5.250%,  5/15/2027 20,800
ING Groep NV
76,000 1.726%,  4/1/2027
b
75,856
Intercontinental Exchange, Inc.
29,000 0.700%,  6/15/2023 29,023
Invitation Homes Operating
Partnership, LP
59,000 2.000%,  8/15/2031 55,985
Iron Mountain, Inc.
50,000 4.875%,  9/15/2027
h
51,532
iStar, Inc.
80,000 4.250%,  8/1/2025 82,000

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (31.8%) Value
Financials (4.4%) - continued
iStar, Inc., Convertible
$ 98,000 3.125%,  9/15/2022 $ 179,095
J.P. Morgan Chase & Company
72,000 6.000%,  8/1/2023
b,j
75,204
72,000 6.750%,  2/1/2024
b,j
78,699
20,000 5.000%,  8/1/2024
b,j
20,700
64,000 3.875%,  9/10/2024 68,805
133,000 4.023%,  12/5/2024
b
141,388
134,000 4.600%,  2/1/2025
b,j
137,064
20,000 2.083%,  4/22/2026
b
20,399
115,000 3.650%,  6/1/2026
b,j
114,569
162,000 1.045%,  11/19/2026
b
158,074
76,000 1.578%,  4/22/2027
b
75,263
112,000 4.005%,  4/23/2029
b
124,340
38,000 2.069%,  6/1/2029
b
37,618
149,000 4.493%,  3/24/2031
b
172,763
Jefferies Finance, LLC
65,000 5.000%,  8/15/2028
h
65,881
KeyBank NA
56,000 3.900%,  4/13/2029 61,979
Kilroy Realty, LP
77,000 4.375%,  10/1/2025 84,818
KKR Real Estate Finance Trust,
Inc., Convertible
40,000 6.125%,  5/15/2023 42,787
Life Storage, LP
40,000 2.400%,  10/15/2031 39,483
Lincoln National Corporation
40,000
2.482%,  (LIBOR 3M +
2.358%), 11/17/2021
b
36,000
37,000 3.800%,  3/1/2028 40,865
Lloyds Banking Group plc
47,000 2.858%,  3/17/2023
b
47,403
60,000 3.900%,  3/12/2024 64,020
75,000 1.627%,  5/11/2027
b
74,131
62,000 6.657%,  5/21/2037
b,h,j
88,815
LPL Holdings, Inc.
55,000 4.000%,  3/15/2029
h
56,100
M&T Bank Corporation
50,000 3.500%,  9/1/2026
b,j
49,125
Macquarie Group, Ltd.
76,000 1.629%,  9/23/2027
b,h
74,549
MetLife, Inc.
72,000 3.850%,  9/15/2025
b,j
74,700
140,000 5.875%,  3/15/2028
b,j
161,301
MGM Growth Properties Operating
Partnership, LP
80,000 4.625%,  6/15/2025
h
86,000
Mid-America Apartments, LP
74,000 4.200%,  6/15/2028 84,055
Mitsubishi UFJ Financial Group,
Inc.
73,000 3.455%,  3/2/2023 75,732
32,000 3.407%,  3/7/2024 33,763
35,000 1.412%,  7/17/2025 34,926
78,000 1.538%,  7/20/2027
b
77,028
56,000 3.741%,  3/7/2029 61,899
Mizuho Financial Group, Inc.
57,000 1.554%,  7/9/2027
b
56,256
82,000 2.564%,  9/13/2031 80,290
Morgan Stanley
74,000 3.125%,  1/23/2023 76,303
Principal
Amount Long-Term Fixed Income (31.8%) Value
Financials (4.4%) - continued
$ 61,000 4.100%,  5/22/2023 $ 64,104
29,000 0.560%,  11/10/2023
b
28,974
32,000 2.720%,  7/22/2025
b
33,225
79,000 1.164%,  10/21/2025
b
78,629
20,000 5.000%,  11/24/2025 22,525
20,000 2.188%,  4/28/2026
b
20,470
126,000 0.985%,  12/10/2026
b
122,278
76,000 1.593%,  5/4/2027
b
75,292
80,000 1.512%,  7/20/2027
b
78,693
112,000 3.622%,  4/1/2031
b
122,342
MPT Operating Partnership, LP
20,000 5.250%,  8/1/2026 20,600
60,000 4.625%,  8/1/2029 63,450
National Retail Properties, Inc.
37,000 2.500%,  4/15/2030 37,432
Natwest Group plc
32,000 6.125%,  12/15/2022 33,896
32,000 6.100%,  6/10/2023 34,505
37,000 4.892%,  5/18/2029
b
42,648
53,000 4.600%,  6/28/2031
b,j
52,205
Navient Corporation
40,000 5.500%,  1/25/2023 41,822
20,000 5.000%,  3/15/2027 20,395
NFP Corporation
30,000 6.875%,  8/15/2028
h
30,478
Nippon Life Insurance Company
142,000 5.100%,  10/16/2044
b,h
154,993
117,000 3.400%,  1/23/2050
b,h
119,925
Nomura Holdings, Inc.
58,000 2.172%,  7/14/2028 56,859
Omega Healthcare Investors, Inc.
39,000 4.750%,  1/15/2028 43,473
38,000 3.375%,  2/1/2031 38,556
OneMain Finance Corporation
30,000 3.500%,  1/15/2027 29,325
Owl Rock Capital Corporation
39,000 4.250%,  1/15/2026 41,404
Owl Rock Technology Finance
Corporation
19,000 4.750%,  12/15/2025
h
20,534
56,000 3.750%,  6/17/2026
h
58,452
Park Intermediate Holdings, LLC
25,000 4.875%,  5/15/2029
h
25,312
PayPal Holdings, Inc.
57,000 1.650%,  6/1/2025 57,814
38,000 2.850%,  10/1/2029 40,132
PennyMac Financial Services, Inc.
55,000 4.250%,  2/15/2029
h
51,837
Pine Street Trust I
37,000 4.572%,  2/15/2029
h
41,777
Playtika Holding Corporation
40,000 4.250%,  3/15/2029
h
40,112
PNC Bank NA
37,000 2.700%,  10/22/2029 38,594
PNC Financial Services Group,
Inc.
55,000 3.400%,  9/15/2026
b,j
54,244
Principal Life Global Funding II
59,000 1.250%,  8/16/2026
h
57,873
Provident Financing Trust I
36,000 7.405%,  3/15/2038 43,992

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (31.8%) Value
Financials (4.4%) - continued
Prudential Financial, Inc.
$ 60,000 5.625%,  6/15/2043
b
$ 63,357
185,000 5.200%,  3/15/2044
b
195,753
36,000 3.700%,  10/1/2050
b
37,127
Quicken Loans, LLC
55,000 3.625%,  3/1/2029
h
54,587
Radian Group, Inc.
40,000 4.875%,  3/15/2027 43,650
Regions Financial Corporation
72,000 5.750%,  6/15/2025
b,j
79,470
Reinsurance Group of America,
Inc.
56,000 4.700%,  9/15/2023 59,846
Royal Bank of Canada
78,000 0.750%,  10/7/2024 77,312
Royal Bank of Scotland Group plc
54,000 4.269%,  3/22/2025
b
57,828
57,000 3.754%,  11/1/2029
b
60,251
Santander Holdings USA, Inc.
75,000 3.450%,  6/2/2025 79,586
Santander UK Group Holdings plc
79,000 1.673%,  6/14/2027
b
77,680
56,000 3.823%,  11/3/2028
b
60,424
Service Properties Trust
20,000 4.750%,  10/1/2026 19,780
23,000 4.950%,  2/15/2027 22,655
40,000 5.500%,  12/15/2027 41,837
Simon Property Group, LP
57,000 2.000%,  9/13/2024 58,491
78,000 2.650%,  7/15/2030 79,614
Societe Generale SA
36,000 2.625%,  10/16/2024
h
37,237
72,000 8.000%,  9/29/2025
b,h,j
83,907
35,000 1.488%,  12/14/2026
b,h
34,293
Spirit Realty, LP
88,000 2.100%,  3/15/2028 86,380
Springleaf Finance Corporation
130,000 6.875%,  3/15/2025 145,113
Standard Chartered plc
43,000 1.319%,  10/14/2023
b,h
43,185
35,000 0.991%,  1/12/2025
b,h
34,700
35,000 6.000%,  7/26/2025
b,h,j
38,045
Starwood Property Trust, Inc.,
Convertible
77,000 4.375%,  4/1/2023 82,151
State Street Corporation
28,000 2.354%,  11/1/2025
b
29,065
Sumitomo Life Insurance Company
150,000 3.375%,  4/15/2081
b,h
154,125
Sumitomo Mitsui Financial Group,
Inc.
37,000 2.784%,  7/12/2022 37,626
32,000 2.778%,  10/18/2022 32,712
36,000 2.448%,  9/27/2024 37,302
56,000 3.544%,  1/17/2028 61,026
56,000 2.142%,  9/23/2030 53,836
Sumitomo Mitsui Trust Bank, Ltd.
29,000 1.050%,  9/12/2025
h
28,514
Summit Hotel Properties, Inc.,
Convertible
65,000 1.500%,  2/15/2026 69,500
Principal
Amount Long-Term Fixed Income (31.8%) Value
Financials (4.4%) - continued
SVB Financial Group
$ 88,000 4.000%,  5/15/2026
b,j
$ 88,220
37,000 4.250%,  11/15/2026
b,j
37,111
Synchrony Financial
34,000 4.250%,  8/15/2024 36,487
75,000 3.700%,  8/4/2026 80,497
Truist Bank
36,000 2.250%,  3/11/2030 35,996
Truist Financial Corporation
122,000 4.950%,  9/1/2025
b,j
132,401
38,000 1.887%,  6/7/2029
b
37,597
UBS Group AG
85,000 1.364%,  1/30/2027
b,h
83,420
UDR, Inc.
79,000 3.000%,  8/15/2031 82,135
United Wholesale Mortgage, LLC
60,000 5.500%,  4/15/2029
h
58,350
USB Realty Corporation
168,000
1.271%,  (LIBOR 3M +
1.147%), 1/15/2022
b,h,j
143,411
Ventas Realty, LP
32,000 3.750%,  5/1/2024 33,806
VEREIT Operating Partnership, LP
39,000 4.875%,  6/1/2026 44,166
56,000 3.950%,  8/15/2027 61,969
VICI Properties, LP
60,000 4.250%,  12/1/2026
h
62,150
20,000 3.750%,  2/15/2027
h
20,550
40,000 4.625%,  12/1/2029
h
42,675
Wells Fargo & Company
64,000 4.125%,  8/15/2023 67,697
34,000 3.750%,  1/24/2024 36,077
44,000 1.654%,  6/2/2024
b
44,635
90,000 2.406%,  10/30/2025
b
92,946
232,000 3.900%,  3/15/2026
b,j
236,350
84,000 2.188%,  4/30/2026
b
85,846
40,000
0.624%,  (LIBOR 3M +
0.500%), 1/15/2027
b
38,837
76,000 3.584%,  5/22/2028
b
81,970
75,000 4.478%,  4/4/2031
b
86,703
Welltower, Inc.
39,000 2.050%,  1/15/2029 38,381
56,000 2.800%,  6/1/2031 57,506
Westpac Banking Corporation
56,000 4.110%,  7/24/2034
b
60,544
Willis North America, Inc.
74,000 4.500%,  9/15/2028 83,718
Total 20,144,725
Foreign Government (<0.1%)
Sinopec Group Overseas
Development 2018, Ltd.
35,000 2.150%,  5/13/2025
h
35,548
Total 35,548
Mortgage-Backed Securities (11.0%)
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
1,625,000 2.000%,  11/1/2036
d
1,667,498
12,375,000 2.000%,  12/1/2036
d
12,677,849

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (31.8%) Value
Mortgage-Backed Securities (11.0%) -
continued
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
$ 4,700,000 2.000%,  11/1/2051
d
$ 4,699,908
3,700,000 2.500%,  11/1/2051
d
3,799,943
1,100,000 2.000%,  12/1/2051
d
1,097,701
9,875,000 2.500%,  12/1/2051
d
10,118,211
125,000 3.000%,  11/1/2047
d
130,401
4,350,000 3.000%,  12/15/2049
d
4,532,880
Government National Mortgage
Association Conventional 30-Yr.
Pass Through
10,400,000 2.500%,  11/1/2051
d
10,690,672
775,000 2.500%,  12/1/2051
d
795,056
Total 50,210,119
Technology (1.1%)
Akamai Technologies, Inc.,
Convertible
70,000 0.125%,  5/1/2025 85,718
191,000 0.375%,  9/1/2027 209,503
Analog Devices, Inc.
20,000 2.100%,  10/1/2031 19,996
Apple, Inc.
113,000 2.200%,  9/11/2029 115,556
Baidu, Inc.
20,000 3.075%,  4/7/2025 20,789
Black Knight InfoServ, LLC
72,000 3.625%,  9/1/2028
h
71,640
Broadcom Corporation
75,000 3.125%,  1/15/2025 78,786
56,000 3.875%,  1/15/2027 60,706
Broadcom, Inc.
75,000 5.000%,  4/15/2030 87,027
CommScope Technologies
Finance, LLC
59,000 6.000%,  6/15/2025
h
58,400
CommScope, Inc.
45,000 7.125%,  7/1/2028
h
44,381
Dell International, LLC
81,000 5.450%,  6/15/2023 86,256
56,000 5.850%,  7/15/2025 64,363
56,000 5.300%,  10/1/2029 67,360
Fiserv, Inc.
60,000 2.750%,  7/1/2024 62,636
75,000 4.200%,  10/1/2028 84,913
Gartner, Inc.
40,000 3.625%,  6/15/2029
h
40,200
70,000 3.750%,  10/1/2030
h
70,963
Global Payments, Inc.
18,000 2.650%,  2/15/2025 18,650
37,000 3.200%,  8/15/2029 38,684
Hewlett Packard Enterprise
Company
36,000 2.250%,  4/1/2023 36,742
InterDigital, Inc., Convertible
35,000 2.000%,  6/1/2024 37,691
Intuit, Inc.
29,000 0.950%,  7/15/2025 28,695
Iron Mountain, Inc.
120,000 5.000%,  7/15/2028
h
123,600
Principal
Amount Long-Term Fixed Income (31.8%) Value
Technology (1.1%) - continued
$ 5,000 4.875%,  9/15/2029
h
$ 5,166
60,000 4.500%,  2/15/2031
h
60,600
Jabil, Inc.
38,000 1.700%,  4/15/2026 37,676
Lumentum Holdings, Inc.,
Convertible
132,000 0.250%,  3/15/2024 191,225
Marvell Technology, Inc.
37,000 4.200%,  6/22/2023
h
38,851
37,000 2.950%,  4/15/2031 37,754
Microchip Technology, Inc.,
Convertible
64,000 1.625%,  2/15/2027 140,404
Micron Technology, Inc.
74,000 4.975%,  2/6/2026 83,180
MSCI, Inc.
55,000 4.000%,  11/15/2029
h
57,475
NCR Corporation
110,000 6.125%,  9/1/2029
h
118,182
NortonLifeLock, Inc., Convertible
155,000 2.000%,  8/15/2022
h
201,733
Nuance Communications, Inc.,
Convertible
83,000 1.250%,  4/1/2025 233,072
NVIDIA Corporation
19,000 2.850%,  4/1/2030 20,185
NXP Funding, LLC
40,000 4.875%,  3/1/2024
h
43,243
14,000 2.700%,  5/1/2025
h
14,538
37,000 4.300%,  6/18/2029
h
41,664
Open Text Corporation
70,000 4.125%,  2/15/2030
h
71,162
Oracle Corporation
94,000 2.500%,  4/1/2025 97,474
94,000 2.950%,  4/1/2030 97,443
Panasonic Corporation
54,000 2.536%,  7/19/2022
h
54,669
PTC, Inc.
30,000 3.625%,  2/15/2025
h
30,488
35,000 4.000%,  2/15/2028
h
35,481
Qorvo, Inc.
113,000 3.375%,  4/1/2031
h
116,818
Rackspace Technology Global,
Inc.
65,000 5.375%,  12/1/2028
g,h
62,563
Salesforce.com, Inc.
39,000 1.950%,  7/15/2031 38,668
Seagate HDD Cayman
31,000 4.250%,  3/1/2022 31,194
102,000 3.125%,  7/15/2029
h
97,844
80,000 3.375%,  7/15/2031
h
76,669
Sensata Technologies, Inc.
105,000 3.750%,  2/15/2031
h
103,556
Shift4 Payments, LLC
20,000 4.625%,  11/1/2026
h
20,725
SS&C Technologies, Inc.
130,000 5.500%,  9/30/2027
h
136,825
Switch, Ltd.
60,000 3.750%,  9/15/2028
h
59,700
Tencent Holdings, Ltd.
45,000 2.880%,  4/22/2031
h
45,627

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (31.8%) Value
Technology (1.1%) - continued
Teradyne, Inc., Convertible
$ 22,000 1.250%,  12/15/2023 $ 94,540
Texas Instruments, Inc.
63,000 1.375%,  3/12/2025 63,537
Verint Systems, Inc., Convertible
53,000 0.250%,  4/15/2026
h
52,371
VeriSign, Inc.
40,000 4.750%,  7/15/2027 41,876
Viavi Solutions, Inc.
49,000 3.750%,  10/1/2029
h
48,647
Viavi Solutions, Inc., Convertible
20,000 1.000%,  3/1/2024 25,647
Vishay Intertechnology, Inc.,
Convertible
109,000 2.250%,  6/15/2025 110,700
VMware, Inc.
80,000 1.400%,  8/15/2026 78,802
28,000 2.200%,  8/15/2031 27,248
Ziff Davis, Inc., Convertible
159,000 1.750%,  11/1/2026
h
216,666
Total 4,875,143
Transportation (0.4%)
AerCap Holdings NV
32,000 5.875%,  10/10/2079
b
33,385
Air Canada
15,000 3.875%,  8/15/2026
h
15,187
Air Canada Pass Through Trust
10,946 3.875%,  3/15/2023
h
11,038
Air Lease Corporation
29,000 2.300%,  2/1/2025 29,586
17,000 3.375%,  7/1/2025 17,916
37,000 3.125%,  12/1/2030 37,790
Air Transport Services Group, Inc.,
Convertible
67,000 1.125%,  10/15/2024 70,852
American Airlines, Inc.
75,000 11.750%,  7/15/2025
h
92,906
115,000 5.500%,  4/20/2026
h
120,635
15,000 5.750%,  4/20/2029
h
16,144
Avis Budget Car Rental, LLC
55,000 5.375%,  3/1/2029
h
57,888
Boeing Company
29,000 1.950%,  2/1/2024 29,532
CSX Corporation
37,000 4.250%,  3/15/2029 42,374
Delta Air Lines, Inc.
36,000 7.000%,  5/1/2025
h
42,010
81,083 4.500%,  10/20/2025
h
86,521
75,000 4.750%,  10/20/2028
h
83,282
Greenbrier Companies, Inc.,
Convertible
60,000 2.875%,  4/15/2028
h
62,439
J.B. Hunt Transport Services, Inc.
60,000 3.300%,  8/15/2022 60,977
JetBlue Airways Corporation,
Convertible
145,000 0.500%,  4/1/2026
h
139,231
Meritor, Inc., Convertible
153,000 3.250%,  10/15/2037 166,437
Principal
Amount Long-Term Fixed Income (31.8%) Value
Transportation (0.4%) - continued
Mileage Plus Holdings, LLC
$ 90,000 6.500%,  6/20/2027
h
$ 97,952
Penske Truck Leasing Company,
LP
30,000 1.200%,  11/15/2025
h
29,447
39,000 1.700%,  6/15/2026
h
38,830
Southwest Airlines Company
36,000 5.125%,  6/15/2027 41,539
38,000 2.625%,  2/10/2030 38,383
Southwest Airlines Company,
Convertible
199,000 1.250%,  5/1/2025 279,346
Union Pacific Corporation
55,000 3.750%,  7/15/2025 59,746
37,000 2.150%,  2/5/2027 37,998
United Airlines Pass Through Trust
60,000 3.700%,  12/1/2022 61,384
United Airlines, Inc.
65,000 4.375%,  4/15/2026
h
67,241
65,000 4.625%,  4/15/2029
h
67,014
XPO Logistics, Inc.
30,000 6.250%,  5/1/2025
h
31,604
Total 2,066,614
U.S. Government & Agencies (2.5%)
U.S. Treasury Bonds
870,000 1.125%,  2/15/2031 839,142
U.S. Treasury Notes
1,490,000 0.125%,  2/28/2023 1,486,624
1,020,000 0.125%,  4/30/2023 1,016,334
3,200,000 0.125%,  2/15/2024 3,166,625
1,050,000 0.500%,  3/31/2025 1,036,260
1,590,000 0.500%,  2/28/2026 1,549,008
590,000 0.500%,  4/30/2027 565,317
1,580,000 1.125%,  2/29/2028 1,555,004
Total 11,214,314
Utilities (0.7%)
AES Corporation
62,000 3.950%,  7/15/2030
h
67,797
Ameren Corporation
36,000 1.750%,  3/15/2028 35,246
American Electric Power
Company, Inc.
38,000 2.300%,  3/1/2030 37,571
Berkshire Hathaway Energy
Company
53,000 4.050%,  4/15/2025 57,811
Calpine Corporation
90,000 4.500%,  2/15/2028
h
91,171
CenterPoint Energy, Inc.
36,000 2.500%,  9/1/2024 37,304
57,000 1.450%,  6/1/2026 56,371
57,000 2.650%,  6/1/2031 57,935
Dominion Energy, Inc.
32,000 3.071%,  8/15/2024 33,585
124,000 4.650%,  12/15/2024
b,j
132,060
37,000 3.375%,  4/1/2030 39,784
Duke Energy Corporation
49,000 3.250%,  1/15/2082
b
48,667
16,000 4.875%,  9/16/2024
b,j
16,984

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (31.8%) Value
Utilities (0.7%) - continued
$ 75,000 3.150%,  8/15/2027 $ 79,815
38,000 2.450%,  6/1/2030 37,987
Edison International
45,000 4.950%,  4/15/2025 49,363
Enel Finance International NV
80,000 1.375%,  7/12/2026
h
78,672
Energy Transfer, LP
44,000 6.500%,  11/15/2026
b,j
45,540
Entergy Corporation
29,000 0.900%,  9/15/2025 28,260
38,000 1.900%,  6/15/2028 37,321
Evergy, Inc.
36,000 2.450%,  9/15/2024 37,278
Exelon Corporation
38,000 4.050%,  4/15/2030 42,777
FirstEnergy Corporation
56,000 3.350%,  7/15/2022 56,420
Georgia Power Company
29,000 2.100%,  7/30/2023 29,674
Jersey Central Power & Light
Company
19,000 2.750%,  3/1/2032
h
19,420
NextEra Energy Capital Holdings,
Inc.
38,000 2.250%,  6/1/2030 37,951
NextEra Energy Operating
Partners, LP
90,000 3.875%,  10/15/2026
h
95,737
NextEra Energy Partners, LP,
Convertible
192,000 Zero Coupon,  11/15/2025
h
222,221
NiSource, Inc.
48,000 5.650%,  6/15/2023
b,j
50,640
37,000 2.950%,  9/1/2029 38,520
NRG Energy, Inc.
29,000 2.000%,  12/2/2025
h
29,328
95,000 3.375%,  2/15/2029
h
92,625
30,000 5.250%,  6/15/2029
h
31,950
NRG Energy, Inc., Convertible
103,000 2.750%,  6/1/2048 119,486
Pacific Gas and Electric Company
56,000 3.750%,  2/15/2024 58,306
56,000 2.100%,  8/1/2027 54,339
78,000 4.550%,  7/1/2030 84,968
PG&E Corporation
30,000 5.000%,  7/1/2028 31,200
Public Service Enterprise Group,
Inc.
37,000 1.600%,  8/15/2030 34,712
Sempra Energy
72,000 4.875%,  10/15/2025
b,j
77,682
56,000 3.400%,  2/1/2028 60,185
Southern Company
101,000 4.000%,  1/15/2051
b
105,313
90,000 3.750%,  9/15/2051
b
91,287
Suburban Propane Partners, LP
80,000 5.875%,  3/1/2027 82,900
10,000 5.000%,  6/1/2031
h
10,250
Talen Energy Supply, LLC
40,000 7.625%,  6/1/2028
h
38,200
Principal
Amount Long-Term Fixed Income (31.8%) Value
Utilities (0.7%) - continued
TerraForm Power Operating, LLC
$ 95,000 5.000%,  1/31/2028
h
$ 101,175
TransCanada Trust
125,000 5.875%,  8/15/2076
b
137,812
Vistra Operations Company, LLC
80,000 5.000%,  7/31/2027
h
82,000
Xcel Energy, Inc.
37,000 4.000%,  6/15/2028 41,351
Total 3,064,951
Total Long-Term Fixed Income
(cost $143,023,316) 144,651,597
Shares
Registered Investment
Companies ( 15.0% ) Value
Unaffiliated  (1.1%)
14,816 Aberdeen Asia-Pacific Income
Fund, Inc. 62,524
7,050 AllianceBernstein Global High
Income Fund, Inc. 87,702
5,473 BlackRock Core Bond Trust 89,921
4,694 BlackRock Corporate High Yield
Fund, Inc. 57,126
5,902 BlackRock Credit Allocation
Income Trust 89,887
7,006 BlackRock Enhanced Global
Dividend Trust 85,263
4,325 BlackRock Multi-Sector Income
Trust 81,743
2,100 Brookfield Real Assets Income
Fund, Inc. 46,095
6,637 Eaton Vance Limited Duration
Income Fund 87,608
2,259 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 23,923
4,818 Invesco Dynamic Credit
Opportunities Fund
e
57,122
52,500 Invesco Senior Loan ETF 1,159,200
13,175 Nuveen Credit Strategies Income
Fund 86,823
5,777 PGIM Global High Yield Fund, Inc. 90,583
5,394 PGIM High Yield Bond Fund, Inc. 88,947
1,643 Pimco Dynamic Credit And
Mortgage Income Fund 35,325
3,150 SPDR Bloomberg High Yield Bond
ETF
g
342,153
19,097 SPDR Bloomberg Short Term High
Yield Bond ETF 521,539
1,899 SPDR S&P Biotech ETF
g
237,014
1,708 Tri-Continental Corporation 59,268
8,075 Vanguard Intermediate-Term
Corporate Bond ETF
g
758,162
6,450 Vanguard Short-Term Corporate
Bond ETF
g
528,126
4,986 Virtus Dividend, Interst & Premium
Strategy Fund 78,480
5,663 Voya Global Equity Dividend &
Premium Opportunity Fund 34,204
10,229 Wells Fargo Income Opportunities
Fund 91,550

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies (15.0%) Value
Unaffiliated  (1.1%)- continued
14,291 Western Asset High Income
Opportunity Fund, Inc. $ 74,599
Total 4,954,887
Affiliated  (13.9%)
2,804,482 Thrivent Core Emerging Markets
Debt Fund 27,203,474
3,160,287 Thrivent Core International Equity
Fund 35,964,061
Total 63,167,535
Total Registered Investment
Companies (cost $61,950,054) 68,122,422
Shares Preferred Stock ( 0.9% ) Value
Communications Services (0.1%)
9,675 AT&T, Inc., 4.750%
j
251,937
3,000 Telephone and Data Systems, Inc.,
6.000%
j
78,660
1,466 ViacomCBS, Inc., Convertible,
5.750%
g
88,884
Total 419,481
Consumer Staples (<0.1%)
800 CHS, Inc., 7.100%
b,j
22,288
Total 22,288
Energy (<0.1%)
6,012 Crestwood Equity Partners, LP,
9.250%
j
61,503
1,450 Energy Transfer, LP, 7.600%
b,j
37,004
1,145 NuStar Logistics, LP, 6.874%
b
28,888
Total 127,395
Financials (0.4%)
2,475 Aegon Funding Corporation II,
5.100% 66,676
5,200 Allstate Corporation, 5.100%
j
140,920
3,000 Bank of America Corporation,
4.250%
f,j
75,150
1,700 Bank of America Corporation,
5.375%
j
46,121
95 Bank of America Corporation,
Convertible, 7.250%
j
136,061
5,050 Capital One Financial Corporation,
5.000%
j
134,482
2,200 Cobank ACB, 6.250%
b,j
228,250
5,375 Equitable Holdings, Inc., 5.250%
j
142,868
140 First Horizon Bank, 3.750%
b,h,j
119,000
4,500 J.P. Morgan Chase & Company,
4.200%
j
113,175
3,350 J.P. Morgan Chase & Company,
4.750%
j
87,837
2,875 J.P. Morgan Chase & Company,
5.750%
j
78,344
5,040 Morgan Stanley, 5.850%
b,j
148,478
2,800 Morgan Stanley, 7.125%
b,j
79,520
725 Synovus Financial Corporation,
5.875%
b,j
19,488
4,325 Truist Financial Corporation,
4.750%
j
115,261
4,500 Wells Fargo & Company, 4.250%
j
112,320
Shares Preferred Stock (0.9%) Value
Financials (0.4%) - continued
95 Wells Fargo & Company,
Convertible, 7.50%
j
$ 144,397
Total 1,988,348
Health Care (0.1%)
2,100 Becton, Dickinson and Company,
Convertible, 6.000%
g
110,460
1,649 Boston Scientific Corporation,
Convertible, 5.500% 192,999
74 Danaher Corporation, Convertible,
5.000% 122,895
Total 426,354
Industrials (0.1%)
130 Fluor Corporation, Convertible,
6.500%
h,j
147,397
1,070 Stanley Black & Decker, Inc.,
Convertible, 5.250% 115,475
Total 262,872
Real Estate (<0.1%)
5,275 Public Storage, 4.125%
j
136,148
1,125 Public Storage, 4.625%
g,j
30,409
300 Public Storage, 4.700%
j
8,004
Total 174,561
Utilities (0.2%)
1,378 AES Corporation, Convertible,
6.875% 139,192
1,182 American Electric Power
Company, Inc., Convertible,
6.125% 58,781
758 American Electric Power
Company, Inc., Convertible,
6.125% 39,143
5,650 CMS Energy Corporation, 4.200%
j
140,120
1,245 Essential Utilities, Inc., Convertible,
6.000% 71,911
3,039 NextEra Energy, Inc., Convertible,
4.872% 192,126
265 NiSource, Inc., Convertible,
7.750% 28,416
5,750 Southern Company, 4.950% 152,892
1,271 Southern Company, Convertible,
6.750% 65,062
Total 887,643
Total Preferred Stock
(cost $4,134,046) 4,308,942
Shares
Collateral Held for Securities
Loaned ( 0.7% ) Value
3,221,740 Thrivent Cash Management Trust 3,221,740
Total Collateral Held for
Securities Loaned
(cost $3,221,740) 3,221,740

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments ( 17.6% ) Value
Federal Home Loan Bank Discount
Notes
300,000 0.040%, 11/3/2021
m,n
$ 299,999
100,000 0.040%, 11/17/2021
m,n
99,998
700,000 0.040%, 11/18/2021
m,n
699,987
200,000 0.020%, 12/28/2021
m,n
199,988
Thrivent Core Short-Term Reserve
Fund
7,873,553 0.130% 78,735,531
Total Short-Term Investments
(cost $80,026,395) 80,035,503
Total Investments (cost
$444,449,449) 112.2% $510,726,539
Other Assets and Liabilities, Net
(12.2%) (55,704,029)
Total Net Assets 100.0% $455,022,510
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as
of October 31, 2021. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c All or a portion of the loan is unfunded.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
f Non-income producing security.
g All or a portion of the security is on loan.
h Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2021, the value of these investments was $39,483,852 or
8.7% of total net assets.
i Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
October 31, 2021.
j Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
k Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
l All or a portion of the security is insured or guaranteed.
m The interest rate shown reflects the yield.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Balanced Income Plus
Fund as of October 31, 2021:
Securities Lending Transactions
Long-Term Fixed Income $ 489,703
Common Stock 2,636,247
Total lending $3,125,950
Gross amount payable upon return of
collateral for securities loaned $3,221,740
Net amounts due to counterparty $95,790
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $68,973,865
Gross unrealized depreciation (3,985,901)
Net unrealized appreciation (depreciation) $64,987,964
Cost for federal income tax purposes $445,285,935

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2021, in valuing Balanced Income Plus Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 3,094,523 – 2,348,860 745,663
Capital Goods 6,503,866 – 5,293,099 1,210,767
Communications Services 8,127,903 – 7,923,928 203,975
Consumer Cyclical 6,318,267 – 6,318,267 –
Consumer Non-Cyclical 5,400,473 – 4,897,077 503,396
Energy 325,611 – 325,611 –
Financials 1,537,743 – 1,113,881 423,862
Technology 4,214,495 – 3,990,734 223,761
Transportation 1,819,771 – 1,819,771 –
Utilities 1,287,877 – 1,287,877 –
Common Stock
Communications Services 14,313,197 14,303,096 – 10,101
Consumer Discretionary 20,007,610 19,964,531 – 43,079
Consumer Staples 6,699,003 6,699,003 – –
Energy 5,319,476 5,319,476 – –
Financials 26,417,307 26,004,225 413,082 –
Health Care 22,434,890 22,434,890 – –
Industrials 21,090,339 20,731,510 358,829 –
Information Technology 41,381,484 40,815,683 565,801 –
Materials 4,841,637 4,616,383 225,254 –
Real Estate 5,550,362 5,550,362 – –
Utilities 3,700,501 3,700,501 – –
Long-Term Fixed Income
Asset-Backed Securities 9,258,782 – 9,258,782 –
Basic Materials 2,217,738 – 2,217,738 –
Capital Goods 3,908,784 – 3,908,784 –
Collateralized Mortgage Obligations 10,377,573 – 10,377,573 –
Commercial Mortgage-Backed Securities 175,105 – 175,105 –
Communications Services 5,555,614 – 5,555,614 –
Consumer Cyclical 8,005,819 – 8,005,819 –
Consumer Non-Cyclical 7,324,938 – 7,324,938 –
Energy 6,215,830 – 6,215,830 –
Financials 20,144,725 – 20,144,725 –
Foreign Government 35,548 – 35,548 –
Mortgage-Backed Securities 50,210,119 – 50,210,119 –
Technology 4,875,143 – 4,875,143 –
Transportation 2,066,614 – 2,066,614 –
U.S. Government & Agencies 11,214,314 – 11,214,314 –
Utilities 3,064,951 – 3,064,951 –
Registered Investment Companies
Unaffiliated 4,954,887 4,897,765 – 57,122
Preferred Stock
Communications Services 419,481 419,481 – –
Consumer Staples 22,288 22,288 – –
Energy 127,395 127,395 – –
Financials 1,988,348 1,641,098 347,250 –
Health Care 426,354 426,354 – –
Industrials 262,872 115,475 147,397 –
Real Estate 174,561 174,561 – –
Utilities 887,643 887,643 – –
Short-Term Investments 1,299,972 – 1,299,972 –
Subtotal Investments in Securities $365,601,733 $178,851,720 $183,328,287 $3,421,726
Other Investments  * Total
Affiliated Registered Investment Companies 63,167,535
Affiliated Short-Term Investments 78,735,531
Collateral Held for Securities Loaned 3,221,740
Subtotal Other Investments $145,124,806
Total Investments at Value $510,726,539

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 85,389 85,389 – –
Total Asset Derivatives $85,389 $85,389 $– $–
Liability Derivatives
Futures Contracts 538,029 538,029 – –
Total Liability Derivatives $538,029 $538,029 $– $–
The following table presents Balanced Income Plus Fund's futures contracts held as of October 31, 2021. Investments and/or cash totaling
$1,357,472 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 32 December 2021 $ 4,273,837 ( $ 91,337)
CBOT U.S. Long Bond 7 December 2021 1,144,413 (18,507)
CME E-mini S&P 500 Index 5 December 2021 1,119,154 30,096
CME Ultra Long Term U.S. Treasury Bond 24 December 2021 4,753,105 (39,355)
ICE mini MSCI EAFE Index 27 December 2021 3,199,313 (40,853)
Total Futures Long Contracts $ 14,489,822 ( $ 159,956)
CBOT 2-Yr. U.S. Treasury Note (13) December 2021 ( $ 2,862,442) $ 12,192
CBOT 5-Yr. U.S. Treasury Note (16) December 2021 (1,976,958) 28,958
CME E-mini Russell 2000 Index (104) December 2021 (11,656,147) (279,413)
CME E-mini S&P Mid-Cap 400 Index (8) December 2021 (2,162,956) (68,564)
Ultra 10-Yr. U.S. Treasury Note (4) December 2021 (594,268) 14,143
Total Futures Short Contracts ( $ 19,252,771) ($292,684)
Total Futures Contracts ( $ 4,762,949) ($452,640)

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

nk
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of October 31, 2021, for Balanced Income Plus
Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the
Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 30,096
Total Equity Contracts 30,096
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 55,293
Total Interest Rate Contracts 55,293
Total Asset Derivatives $85,389
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 388,830
Total Equity Contracts 388,830
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 149,199
Total Interest Rate Contracts 149,199
Total Liability Derivatives $538,029
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2021, for
Balanced Income Plus Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 907,506
Total Interest Rate Contracts 907,506
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (215,881)
Total Equity Contracts (215,881)
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts (35,842)
Total Foreign Exchange Contracts (35,842)
Total $655,783
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2021, for Balanced Income Plus Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 458,542
Total Equity Contracts 458,542
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (182,603)
Total Interest Rate Contracts (182,603)
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 36,455
Total Foreign Exchange Contracts 36,455
Total $312,394

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents Balanced Income Plus Fund's average volume of derivative activity during the period ended October 31, 2021.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $10,460,659
Futures - Short (10,560,909)
Interest Rate Contracts
Futures - Long 6,894,431
Futures - Short (8,618,408)
Foreign Exchange Contracts
Futures - Long 1,319,485
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Balanced Income Plus
Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
10/31/2021
Shares Held at
10/31/2021
% of Net
Assets
10/31/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $24,430 $3,112 $– $27,203 2,804 6.0%
Core International Equity — 41,334 11,700 35,964 3,160 7.9
Total Affiliated Registered Investment
Companies 24,430 63,167 13.9
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% 19,176 252,085 192,525 78,736 7,874 17.3
Total Affiliated Short-Term Investments 19,176 78,736 17.3
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   2,302 54,302 53,382 3,222 3,222 0.7
Total Collateral Held for Securities Loaned 2,302 3,222 0.7
Total Value $45,908 $145,125
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2020
- 10/31/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $(339) $– $1,136
Core International Equity 452 5,878 – 906
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% 4 (4) – 81
Total Income/Non Income Cash from Affiliated Investments $2,123
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 0 18
Total Affiliated Income from Securities Loaned, Net $18
Total $456 $5,535 $0

Global Stock Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 84.7% ) Value
Communications Services (6.4%)
13,250 Alphabet, Inc., Class A
a
$ 39,232,190
2,230 Alphabet, Inc., Class C
a
6,612,864
12,999 AMC Networks, Inc.
a
517,230
2,755 Audacy, Inc.
a
8,899
563,394 Auto Trader Group plc
b
4,670,785
192,610 BCE, Inc. 9,915,306
4,863 Cars.com, Inc.
a
63,316
106,488 Carsales.com, Ltd. 1,992,825
157,747 Comcast Corporation 8,112,928
200,768 Deutsche Telekom AG 3,733,722
83,907 Discovery, Inc., Class A
a,c
1,966,780
3,965 Discovery, Inc., Class C
a
89,450
1,303 E.W. Scripps Company 24,236
63,808 Facebook, Inc.
a
20,646,355
3,442 Gray Television, Inc. 80,681
1,664 Hemisphere Media Group, Inc.
a
18,387
50,000 HKT Trust and HKT, Ltd. 67,852
12,950 Ipsos SA 606,936
109,700 KDDI Corporation 3,354,627
987 Liberty Global plc, Class A
a
28,366
3,538 Lions Gate Entertainment
Corporation, Class B
a
40,050
68,010 Live Nation Entertainment, Inc.
a
6,879,212
40,765 Lumen Technologies, Inc.
c
483,473
12,800 M3, Inc. 754,308
13,851 Match Group, Inc.
a
2,088,454
159,567 Mediaset Espana Comunicacion
SA
a
830,069
3,799 Nexstar Broadcasting Group, Inc. 569,584
1,700 Nintendo Company, Ltd. 750,817
132,100 Nippon Telegraph and Telephone
Corporation 3,701,303
9,292 Omnicom Group, Inc. 632,599
15,347 REA Group, Ltd. 1,862,640
4,031 Rightmove plc 38,103
7,129 Rogers Communications, Inc.
c
331,565
7,742 Scout24 SE
b
539,201
1,947 Skillz, Inc.
a,c
21,767
155,000 SoftBank Corporation 2,115,700
9,800 SoftBank Group Corporation 530,547
3,438 Spark New Zealand, Ltd. 11,255
1,852 Stroeer SE 157,067
3,393 Telenet Group Holding NV 121,897
17,508 Telephone & Data Systems, Inc. 328,100
5,006 TELUS Corporation 114,835
66,700 TV Asahi Holdings Corporation 1,012,182
121,198 Twitter, Inc.
a
6,488,941
3,047 UbiSoft Entertainment SA
a
159,553
636 United States Cellular Corporation
a
19,443
149,047 Verizon Communications, Inc. 7,898,001
1,383 ViacomCBS, Inc. 50,092
416,900 Z Holdings Corporation 2,588,124
16,611 ZoomInfo Technologies, Inc.
a
1,116,591
Total 143,979,208
Consumer Discretionary (9.4%)
10,472 888 Holdings Public Company,
Ltd. 54,861
8,051 Adidas AG 2,635,111
931 Adient plc
a
38,748
10,000 Aisin Corporation 365,928
9,819 Amazon.com, Inc.
a
33,113,890
30,785 American Axle & Manufacturing
Holdings, Inc.
a
279,528
76,237 Aptiv plc
a
13,180,615
Shares Common Stock (84.7%) Value
Consumer Discretionary (9.4%) - continued
19,442 ARB Corporation, Ltd. $ 716,063
167,686 Aristocrat Leisure, Ltd. 5,947,250
12,400 ASKUL Corporation 168,426
2,385 AutoZone, Inc.
a
4,256,843
272,137 B&M European Value Retail SA 2,357,720
15,349 Bally's Corporation
a
703,138
9,000 Bandai Namco Holdings, Inc. 687,767
78,419 Barratt Developments plc 711,894
2,607 Bed Bath & Beyond, Inc.
a,c
36,602
11,476 Bellway plc 520,711
2,985 BJ's Restaurants, Inc.
a
99,460
1,453 Brunswick Corporation 135,260
5,904 Burlington Stores, Inc.
a
1,631,216
13,657 Caesars Entertainment, Inc.
a
1,494,895
1,950 Caleres, Inc. 44,967
14,382 Carvana Company
a
4,360,335
1,630 Cheesecake Factory, Inc.
a
66,243
9,334 Chegg, Inc.
a
554,813
15,089 Chewy, Inc.
a,c
1,143,746
14,080 Chico's FAS, Inc.
a
76,877
4,413 Chipotle Mexican Grill, Inc.
a
7,850,859
21,900 Chiyoda Company, Ltd. 146,928
9,192 Choice Hotels International, Inc. 1,292,579
314 Churchill Downs, Inc. 72,220
31,554 Cooper-Standard Holdings, Inc.
a
818,511
2,293 Cracker Barrel Old Country Store,
Inc. 305,359
7,161 Culp, Inc. 94,740
33,791 D.R. Horton, Inc. 3,016,523
3,835 Dana, Inc. 85,099
4,485 Darden Restaurants, Inc. 646,468
1,305 Deckers Outdoor Corporation
a
515,880
5,200 Denso Corporation 376,975
1,860 Dick's Sporting Goods, Inc. 231,031
13,707 Dollarama, Inc. 619,562
17,084 Domino's Pizza Enterprises, Ltd. 1,752,438
1,675 Dorman Products, Inc.
a
174,836
59,587 Duluth Holdings, Inc.
a
853,882
9,483 Emerald Holding, Inc.
a
38,406
108,097 Entain plc
a
3,029,001
106,846 Everi Holdings, Inc.
a
2,564,304
21,092 Farfetch, Ltd.
a
827,017
2,400 Fast Retailing Company, Ltd. 1,593,163
6,631 Ferrari NV 1,573,453
13,628 Five Below, Inc.
a
2,688,804
6,727 Foot Locker, Inc. 320,676
878 Fox Factory Holding Corporation
a
141,314
105,000 Galaxy Entertainment Group, Ltd.
a
564,976
19,808 Gap, Inc. 449,444
762 Garmin, Ltd. 109,423
33,572 Gentex Corporation 1,188,113
5,876 G-III Apparel Group, Ltd.
a
168,406
6,878 Goodyear Tire & Rubber
Company
a
131,507
11,478 GoPro, Inc.
a
98,826
92 Graham Holdings Company 53,898
2,695 Grand Canyon Education, Inc.
a
214,791
673 Group 1 Automotive, Inc. 121,005
1,569 GrowGeneration Corporation
a
33,075
4,790 Guess ?, Inc. 99,201
15,349 Hanesbrands, Inc. 261,547
2,213 Harley-Davidson, Inc. 80,752
964 Hermes International 1,530,754
4,700 Hikari Tsushin, Inc. 724,524
123,200 Honda Motor Company, Ltd. 3,643,993

Global Stock Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (84.7%) Value
Consumer Discretionary (9.4%) - continued
62,853 Howden Joinery Group plc $ 791,209
61,243 Husqvarna AB
c
872,769
10,531 Industria de Diseno Textil SA 381,479
25,386 InterContinental Hotels Group plc
a
1,778,216
5,700 Izumi Company, Ltd. 172,817
16,237 JD Sports Fashion plc 242,011
3,423 KB Home 137,433
26,585 Kohl's Corporation 1,290,170
7,000 KOMEDA Holdings Company, Ltd. 126,961
3,115 La Francaise des Jeux SAEM
b
161,748
9,620 Lear Corporation 1,653,197
7,108 Leggett & Platt, Inc. 333,010
6,129 Lithia Motors, Inc. 1,956,499
43,485 Lowe's Companies, Inc. 10,167,663
3,720 LVMH Moet Hennessy Louis
Vuitton SE 2,916,939
5,219 M.D.C. Holdings, Inc. 255,627
29,725 Magnite, Inc.
a
803,467
58 Marriott Vacations Worldwide
Corporation 9,119
2,400 McDonald's Holdings Company
(Japan), Ltd. 107,260
9,938 Mohawk Industries, Inc.
a
1,761,113
152,806 Moneysupermarket.com Group plc 443,633
8,600 NGK Spark Plug Company, Ltd. 137,385
61,400 NHK Spring Company, Ltd. 463,188
166,400 Nissan Motor Company, Ltd.
a
846,953
16,300 Nitori Holdings Company, Ltd. 2,994,481
17,365 Nordstrom, Inc.
a,c
498,896
16,164 Norwegian Cruise Line Holdings,
Ltd.
a
415,738
316 NVR, Inc.
a
1,546,757
12,136 Ollie's Bargain Outlet Holdings,
Inc.
a,c
821,122
8,054 Papa John's International, Inc. 999,340
43,352 Penn National Gaming, Inc.
a
3,104,003
20,950 Planet Fitness, Inc.
a
1,666,573
14,700 PLENUS Company, Ltd. 250,248
552 Pool Corporation 284,368
919 Poshmark, Inc.
a
22,359
15,208 Premier Investments, Ltd. 352,948
6,628 PUMA SE 822,204
1,151 Purple Innovation, Inc.
a
22,214
1,693 PVH Corporation
a
185,096
60,571 Qurate Retail, Inc. 632,361
5,390 Ross Stores, Inc. 610,148
4,946 Ruth's Hospitality Group, Inc.
a
95,656
158,800 Sands China, Ltd.
a
361,933
30,600 Sangetsu Company, Ltd. 421,071
91,800 Sekisui House, Ltd. 1,908,594
182,000 SJM Holdings, Ltd.
a
135,357
23,406 Skyline Corporation
a
1,482,068
18,500 Sony Group Corporation 2,142,233
50,770 Sony Group Corporation ADR 5,878,658
28,300 Sumitomo Electric Industries, Ltd. 375,622
556,197 Tabcorp Holdings, Ltd. 2,094,271
6,200 Takara Standard Company, Ltd. 82,426
23,690 Tapestry, Inc. 923,436
36,283 Taylor Morrison Home Corporation
a
1,107,720
3,654 Tenneco, Inc.
a
48,489
16,348 Tesla, Inc.
a
18,211,672
1,805 Thor Industries, Inc. 184,038
51,852 ThredUp, Inc.
a
1,122,077
24,251 Thule Group AB
b
1,401,236
13,727 Toll Brothers, Inc. 825,954
Shares Common Stock (84.7%) Value
Consumer Discretionary (9.4%) - continued
1,563 TopBuild Corporation
a
$ 401,644
210,500 Toyota Motor Corporation 3,714,097
18,295 Tri Pointe Homes, Inc.
a
442,556
13,608 TripAdvisor, Inc.
a
448,656
2,439 Tupperware Brands Corporation
a
54,243
3,361 Ulta Beauty, Inc.
a
1,234,697
2,635 Urban Outfitters, Inc.
a
84,136
1,469 Vail Resorts, Inc. 506,379
9,763 Weight Watchers International,
Inc.
a
169,486
364 Williams-Sonoma, Inc. 67,606
6,169 Wingstop, Inc. 1,063,967
3,995 Wolverine World Wide, Inc. 132,514
4,643 Workhorse Group, Inc.
a,c
31,247
21,894 Wyndham Hotels & Resorts, Inc. 1,849,386
6,044 Yum! Brands, Inc. 755,137
2,046 Zalando SE
a,b
193,308
274 Zumiez, Inc.
a
11,152
Total 209,488,614
Consumer Staples (3.8%)
17,100 Arcs Company, Ltd. 328,616
131 Barry Callebaut AG 303,377
747 Beiersdorf AG 79,431
67,564 BJ's Wholesale Club Holdings,
Inc.
a
3,948,440
22,457 Canopy Growth Corporation
a,c
283,979
30,566 Carlsberg AS 5,046,931
56 Casey's General Stores, Inc. 10,726
2 Chocoladefabriken Lindt and
Spruengli AG 240,061
1,565 Church & Dwight Company, Inc. 136,718
3,451 Coca-Cola European Partners plc 181,695
35,579 Coca-Cola HBC AG 1,233,176
20,124 Coty, Inc.
a
170,652
8,396 Darling Ingredients, Inc.
a
709,630
115,219 Diageo plc 5,732,343
49,827 e.l.f. Beauty, Inc.
a
1,609,910
31,932 ForFarmers BV 152,268
8,107 Glanbia plc 132,397
9,087 Greggs plc 379,809
1,874 Hershey Company 328,606
6,166 Imperial Brands plc 130,110
1,872 Ingredion, Inc. 178,271
2,962 JDE Peet's BV 86,250
71,800 Kao Corporation 4,061,587
14,070 Kimberly-Clark Corporation 1,821,924
10,400 Kobe Bussan Company, Ltd. 358,245
64,565 Lamb Weston Holdings, Inc. 3,644,694
223 Lindt & Spruengli AG 2,627,971
15,909 L'Oreal SA 7,277,664
852 Medifast, Inc. 167,222
8,200 Ministop Company, Ltd. 99,946
6,089 Molson Coors Beverage Company 268,464
93,790 Nestle SA 12,371,579
90,970 Philip Morris International, Inc. 8,600,304
43 PriceSmart, Inc. 3,094
14,652 Royal Unibrew AS 1,820,151
6,023 Saputo, Inc. 143,859
672 Seneca Foods Corporation
a
34,695
9,200 Seven & I Holdings Company, Ltd. 386,260
17,299 Sprouts Farmers Markets, Inc.
a
383,000
31,990 Sysco Corporation 2,460,031
30,850 Turning Point Brands, Inc. 1,177,544
44,362 Unilever NV 2,374,897

Global Stock Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (84.7%) Value
Consumer Staples (3.8%) - continued
4,071 US Foods Holding Corporation
a
$ 141,142
83,915 Walmart, Inc. 12,538,579
Total 84,166,248
Energy (3.6%)
32,211 Antero Midstream Corporation 342,725
23,630 Antero Resources Corporation
a
469,528
26,722 APA Corporation 700,384
21,526 Archrock, Inc. 176,298
689 Bonanza Creek Energy, Inc. 38,680
635,593 BP plc 3,045,065
118,242 BP plc ADR 3,404,187
446 Callon Petroleum Company
a
23,072
18,960 Centennial Resource
Development, Inc.
a
136,512
8,090 ChampionX Corporation
a
212,201
8,258 CNX Resources Corporation
a
120,649
70,840 ConocoPhillips 5,276,872
10,177 Continental Resources, Inc.
c
496,739
6,418 Core Laboratories NV 166,932
114,154 Devon Energy Corporation 4,575,292
11,421 Diamondback Energy, Inc. 1,224,217
916 Dril-Quip, Inc.
a
21,581
1,116 DT Midstream, Inc. 53,523
50,340 Enbridge, Inc. 2,108,618
20,878 EnLink Midstream, LLC 163,892
163,933 Enterprise Products Partners, LP 3,718,000
103,954 Equinor ASA 2,634,022
4,612 Equitrans Midstream Corporation 47,550
3,461 Exterran Corporation
a
14,813
86,483 Galp Energia SGPS SA 898,382
2,176 Gaztransport Et Technigaz SA 179,870
83,184 Halliburton Company 2,078,768
14,773 Helix Energy Solutions Group, Inc.
a
55,842
11,080 HollyFrontier Corporation 374,504
75,383 Italgas SPA 478,946
58,432 John Wood Group plc
a
170,390
23,633 Kinder Morgan, Inc. 395,853
2,278 Magnolia Oil & Gas Corporation 47,565
54,719 Marathon Oil Corporation 893,014
41,551 Marathon Petroleum Corporation 2,739,457
2,556 Matador Resources Company 106,969
23,618 Neste Oil Oyj 1,314,860
29,175 Nine Energy Service, Inc.
a
54,266
1,688 Northern Oil and Gas, Inc. 39,094
31,039 NOV, Inc.
a
435,167
2,573 Oceaneering International, Inc.
a
34,993
34,265 OMV AG 2,074,524
8,906 Peabody Energy Corporation
a
105,892
25,395 Pioneer Natural Resources
Company 4,748,357
23,755 ProPetro Holding Corporation
a
227,810
3,069 Ranger Oil Corporation, Class A
a
101,400
182,315 Royal Dutch Shell plc, Class A 4,176,635
293,836 Royal Dutch Shell plc, Class B 6,743,163
5,677 RPC, Inc.
a
30,599
17,216 Schlumberger, Ltd. 555,388
21,783 SM Energy Company 747,593
64,411 Southwestern Energy Company
a
314,326
121,784 Suncor Energy, Inc. 3,203,029
30,932 Talos Energy, Inc.
a
401,188
4,112 Targa Resources Corporation 224,803
146,155 TC Energy Corporation 7,906,494
4,819 Technip Energies NV
a
74,167
99,530 TechnipFMC plc
a
733,536
Shares Common Stock (84.7%) Value
Energy (3.6%) - continued
110,557 Tenaris SA ADR $ 2,463,210
100 Texas Pacific Land Corporation 127,367
108,609 Total Energies SE 5,438,604
48,943 Transocean, Ltd.
a,c
172,769
9,727 Washington H. Soul Pattinson and
Company, Ltd. 239,543
3,527 World Fuel Services Corporation 107,679
7,574 WorleyParsons, Ltd. 62,229
Total 80,449,597
Financials (13.5%)
6,926 AB Industrivarden, Class A 228,476
111,894 AB Industrivarden, Class C 3,639,753
61,822 ABN AMRO Group NV
b
909,262
15,700 AEON Financial Service Company,
Ltd. 199,471
18,501 Air Lease Corporation 740,965
1,801 Alleghany Corporation
a
1,173,135
933 Allegiance Bancshares, Inc. 36,546
42,712 Allianz SE 9,918,194
11,799 American Equity Investment Life
Holding Company 376,034
36,620 American Express Company 6,363,824
7,286 American Financial Group, Inc. 991,187
1,540 Ameriprise Financial, Inc. 465,280
13,369 Ameris Bancorp 700,402
1,135 Amundi SA
b
101,126
12,261 Annaly Capital Management, Inc. 103,728
14,370 Apollo Commercial Real Estate
Finance, Inc. 217,562
18,935 Arch Capital Group, Ltd.
a
791,862
7,464 Arthur J. Gallagher & Company 1,251,489
3,923 Artisan Partners Asset
Management, Inc. 194,345
22,120 ASX, Ltd. 1,391,074
27,704 Azimut Holding SPA 797,830
21,702 Baloise Holding AG 3,458,433
320,146 Banco Santander SA 1,214,344
168,847 Bank Hapoalim, Ltd. 1,662,967
321,951 Bank Leumi Le-Israel BM 3,076,040
305,126 Bank of America Corporation 14,578,920
14,066 Bank of New York Mellon
Corporation 832,707
56,175 Bank of Nova Scotia 3,682,967
7,102 BankFinancial Corporation 80,892
12,801 BankUnited, Inc. 519,209
11,796 Banner Corporation 681,337
3,289 Banque Cantonale Vaudoise 264,805
408,179 Barclays plc 1,126,360
3,118 Blackstone Mortgage Trust, Inc. 102,582
15,742 BNP Paribas SA 1,053,728
9,738 Brighthouse Financial, Inc.
a
489,140
2,133 BrightSpire Capital, Inc. 20,925
5,622 Brookline Bancorp, Inc. 90,233
2,710 Brown & Brown, Inc. 171,028
1,848 Byline Bancorp, Inc. 47,605
5,406 Cadence Bank 156,882
12,449 Canadian Imperial Bank of
Commerce 1,510,558
10,594 Canadian Western Bank 338,895
22,906 Capital One Financial Corporation 3,459,493
3,689 Cboe Global Markets, Inc. 486,727
20,058 Central Pacific Financial
Corporation 551,394
178,568 Charles Schwab Corporation 14,647,933

Global Stock Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (84.7%) Value
Financials (13.5%) - continued
14,059 Chimera Investment Corporation $ 219,461
28,271 Chubb, Ltd. 5,523,588
140,049 CI Financial Corporation 3,193,425
5,553 Cincinnati Financial Corporation 674,356
11,266 Citizens Financial Group, Inc. 533,783
8,423 CNO Financial Group, Inc. 203,331
3,639 Coinbase Global, Inc.
a
1,162,369
48,376 Comerica, Inc. 4,116,314
80,468 Commonwealth Bank of Australia 6,378,051
11,935 Community Trust Bancorp, Inc. 521,321
19,707 Customers Bancorp, Inc.
a
1,050,186
262,500 DBS Group Holdings, Ltd. 6,134,064
10,823 Deutsche Boerse AG 1,796,699
23,641 Deutsche Pfandbriefbank AG
b
293,335
178 Diamond Hill Investment Group,
Inc. 38,601
23,432 Discover Financial Services 2,655,314
270,350 DNB Bank ASA
c
6,433,432
4,512 East West Bancorp, Inc. 358,614
4,580 Enova International, Inc.
a
148,575
1,788 Enterprise Financial Services
Corporation 84,072
88,660 Equitable Holdings, Inc. 2,970,110
11,875 Essent Group, Ltd. 570,000
51,858 Euronext NV
b
5,834,270
78,861 F.N.B. Corporation 918,731
1,466 FactSet Research Systems, Inc. 650,743
514 Federal Agricultural Mortgage
Corporation 64,810
2,669 Federated Hermes, Inc. 88,904
9,255 Financial Institutions, Inc. 295,420
32,642 Finecobank Banca Fineco SPA
a
623,392
194 First American Financial
Corporation 14,189
65,913 First Bancorp 899,712
14,404 First Busey Corporation 367,158
1,122 First Commonwealth Financial
Corporation 17,167
8,318 First Financial Corporation 356,426
65,092 First Horizon Corporation 1,104,611
1,879 First International Bank of Israel,
Ltd. 75,354
1,047 First of Long Island Corporation 21,076
24,170 First Republic Bank 5,228,696
3,959 Flushing Financial Corporation 95,095
36,894 Franklin Resources, Inc. 1,161,792
55,433 Fulton Financial Corporation 892,471
8,097 Granite Point Mortgage Trust, Inc. 108,500
10,320 Great Southern Bancorp, Inc. 582,358
28,362 Groupe Bruxelles Lambert SA 3,290,884
13,981 Hamilton Lane, Inc. 1,461,154
31,948 Hancock Whitney Corporation 1,580,787
22,980 Hanmi Financial Corporation 509,926
8,433 Hanover Insurance Group, Inc. 1,062,558
11,953 Heartland Financial USA, Inc. 599,084
2,252 Heritage Commerce Corporation 27,001
3,578 Heritage Financial Corporation 88,878
7,335 HomeStreet, Inc. 345,919
7,443 Hometrust Bancshares, Inc. 226,267
76,553 Hope Bancorp, Inc. 1,116,908
12,373 Horizon Bancorp, Inc. 235,953
239,544 Humm Group, Ltd.
a
159,835
19,515 Independent Bank Corporation 439,673
30,704 Intermediate Capital Group plc 920,966
Shares Common Stock (84.7%) Value
Financials (13.5%) - continued
1,252 International Bancshares
Corporation $ 53,085
48,223 Invesco Mortgage Capital, Inc. 151,420
33,191 Invesco, Ltd. 843,383
79,162 J.P. Morgan Chase & Company 13,448,832
14,800 Japan Post Bank Company, Ltd. 115,470
931 Jefferies Financial Group, Inc. 40,033
4,401 Jyske Bank AS
a
214,712
1,477 KBC Groep NV 137,543
13,014 Kinsale Capital Group, Inc. 2,435,570
4,286 L E Lundbergforetagen AB 247,102
2,210 Ladder Capital Corporation 26,520
5,478 Lakeland Bancorp, Inc. 98,494
80,179 Laurentian Bank of Canada 2,699,627
10,796 Lincoln National Corporation 778,931
1,657 LPL Financial Holdings, Inc. 271,781
12,655 Magellan Financial Group, Ltd. 332,902
15,976 Marsh & McLennan Companies,
Inc. 2,664,797
122,500 Mebuki Financial Group, Inc. 250,821
228,374 Mediobanca SPA
a
2,725,133
3,776 Mercantile Bank Corporation 129,781
320 Merchants Bancorp 14,218
44,372 MFA Financial, Inc. 200,118
11,733 Midland States Bancorp, Inc. 301,069
10,136 MidWestOne Financial Group, Inc. 317,764
372,300 Mitsubishi HC Capital, Inc. 1,866,787
57,391 Mizrahi Tefahot Bank, Ltd. 2,088,172
80,156 Morgan Stanley 8,238,434
3,542 MSCI, Inc. 2,355,005
15,736 Navient Corporation 309,999
15,022 NMI Holdings, Inc.
a
364,734
13,983 Nordea Bank Abp 171,247
6,228 Northern Trust Corporation 766,293
3,843 OceanFirst Financial Corporation 85,199
6,249 OFG Bancorp 161,849
423 Old National Bancorp 7,225
5,647 Old Second Bancorp, Inc. 76,460
136,900 ORIX Corporation 2,721,066
21,221 Paragon Banking Group plc 159,295
771 Partners Group Holding AG 1,346,902
833 Peoples Bancorp, Inc. 26,623
31,702 Popular, Inc. 2,581,811
46,109 Poste Italiane SPA
b
658,523
9,218 Premier Financial Corporation 293,870
20 Primerica, Inc. 3,365
8,897 QCR Holdings, Inc. 490,581
48,062 Radian Group, Inc. 1,147,240
4,149 Raiffeisen Bank International AG 121,234
74,270 Raymond James Financial, Inc. 7,322,279
171 Ready Capital Corporation 2,645
7,970 Reinsurance Group of America,
Inc. 941,098
4,265 RenaissanceRe Holdings, Ltd. 604,777
60,700 Resona Holdings, Inc. 228,026
31,047 Royal Bank of Canada 3,231,638
18,130 S&P Global, Inc. 8,596,521
607 S&T Bancorp, Inc. 18,550
54 Safety Insurance Group, Inc. 4,234
3,199 Sampo Oyj 170,063
14,821 Seacoast Banking Corporation of
Florida 539,929
15,904 SEI Investments Company 1,002,588
7,037 Signature Bank 2,095,759

Global Stock Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (84.7%) Value
Financials (13.5%) - continued
39,571 Skandinaviska Enskilda Banken
AB $ 618,805
22,770 Societe Generale SA 760,610
30,565 Standard Chartered plc 206,711
11,730 Starwood Property Trust, Inc. 298,763
51,192 State Street Corporation 5,044,972
90,400 Sumitomo Mitsui Financial Group,
Inc. 2,933,449
27,100 Sumitomo Mitsui Trust Holdings,
Inc. 891,424
9,283 Sun Life Financial, Inc. 529,032
82,901 Svenska Handelsbanken AB 950,239
73,875 Swedbank AB
c
1,602,253
8,629 Swiss Life Holding AG 4,733,582
6,260 Synchrony Financial 290,777
21,808 Synovus Financial Corporation 1,016,035
1,775 T. Rowe Price Group, Inc. 384,962
2,608 Territorial Bancorp, Inc. 65,435
14,779 Texas Capital Bancshares, Inc.
a
895,607
10,681 TMX Group, Ltd. 1,156,389
1,738 Topdanmark AS 92,237
20,914 Torchmark Corporation 1,861,764
66,658 Toronto-Dominion Bank 4,838,845
2,500 Towne Bank 78,800
12,484 TPG RE Finance Trust, Inc. 163,166
3,989 TriCo Bancshares 174,838
94,549 Truist Financial Corporation 6,001,025
8,210 TrustCo Bank Corporation NY 275,528
5,001 Trustmark Corporation 159,082
37,547 Tryg AS 891,107
67,832 Umpqua Holdings Corporation 1,387,164
1,115 Univest Financial Corporation 32,001
51,699 Unum Group 1,316,774
808 Valley National Bancorp 10,714
787 Vontobel Holding AG 72,883
2,009 Washington Trust Bancorp, Inc. 109,812
1,231 Waterstone Financial, Inc. 25,445
21,800 WealthNavi, Inc.
a
597,791
153,165 Wells Fargo & Company 7,835,921
333 Wendel SA 44,359
228 WesBanco, Inc. 7,928
25,329 Western Alliance Bancorp 2,940,444
14,019 Western Asset Mortgage Capital
Corporation 35,328
14,787 Westpac Banking Corporation 287,682
14,701 Wintrust Financial Corporation 1,301,039
4,261 WisdomTree Investments, Inc. 27,228
55,755 Zions Bancorporation, N.A. 3,512,007
11,559 Zurich Insurance Group AG 5,123,189
Total 302,305,591
Health Care (11.5%)
9,450 908 Devices, Inc.
a
310,905
35,136 AbbVie, Inc. 4,029,045
44,460 ACADIA Pharmaceuticals, Inc.
a
798,057
38,691 Adaptive Biotechnologies
Corporation
a
1,292,666
71,048 Agilon Health, Inc.
a
1,740,676
297 Alk-Abello AS
a
128,677
383 Allakos, Inc.
a
38,522
5,401 Allogene Therapeutics, Inc.
a
93,113
5,748 American Well Corporation
a
51,732
17,115 Amgen, Inc. 3,542,292
33,767 Amplifon SPA 1,718,348
23,877 Anthem, Inc. 10,389,599
Shares Common Stock (84.7%) Value
Health Care (11.5%) - continued
984 Arcutis Biotherapeutics, Inc.
a
$ 20,841
5,428 Arena Pharmaceuticals, Inc.
a
311,513
4,179 Argenx SE ADR
a
1,261,891
9,525 Ascendis Pharma AS ADR
a
1,444,085
252,100 Astellas Pharmaceutical, Inc. 4,250,098
46,636 AstraZeneca plc 5,834,229
44 Atrion Corporation 32,032
42,218 Avacta Group plc
a
67,600
41,282 Avantor, Inc.
a
1,666,967
25,061 Axonics Modulation Technologies,
Inc.
a
1,838,224
13,534 Biogen, Inc.
a
3,609,247
323 Bio-Rad Laboratories, Inc.
a
256,682
4,843 Bio-Techne Corporation 2,536,037
61,549 Centene Corporation
a
4,384,751
1,029 Cerner Corporation 76,444
3,927 Charles River Laboratories
International, Inc.
a
1,761,966
1,060 Chemed Corporation 511,185
54,700 Chugai Pharmaceutical Company,
Ltd. 2,045,199
21,731 Cigna Holding Company 4,641,959
3,601 Cooper Companies, Inc. 1,501,329
2,631 CRISPR Therapeutics AG
a
240,289
4,111 CryoLife, Inc.
a
84,851
57,340 CSL, Ltd. 13,047,115
33,596 CVS Health Corporation 2,999,451
19,149 Danaher Corporation 5,970,084
25,632 Dechra Pharmaceuticals plc 1,796,029
4,664 Dentsply Sirona, Inc. 266,827
5,224 DermTech, Inc.
a
142,876
13,215 Dexcom, Inc.
a
8,235,720
5,903 Editas Medicine, Inc.
a
216,758
39,626 Edwards Lifesciences Corporation
a
4,747,987
8,600 Eisai Company, Ltd. 609,363
13,211 Eurofins Scientific SE 1,559,100
1,242 Galenica AG
b
90,973
587 Generation Bio Company
a
12,304
5,264 Genmab AS
a
2,364,861
4,485 Genus plc 340,106
55,998 GlaxoSmithKline plc ADR
c
2,370,395
3,106 Global Blood Therapeutics, Inc.
a
113,431
3,279 GN Store Nord AS 199,256
26,177 GoodRx Holdings, Inc.
a,c
1,167,494
15,325 Guardant Health, Inc.
a
1,789,807
439 Haemonetics Corporation
a
30,164
20,982 HCA Healthcare, Inc. 5,255,152
3,092 HealthEquity, Inc.
a
204,629
1,070 ICU Medical, Inc.
a
250,519
21,461 Immunocore Holdings plc ADR
a
826,678
978 Inogen, Inc.
a
38,778
6,808 Inspire Medical Systems, Inc.
a
1,835,301
7,551 Insulet Corporation
a
2,340,961
1,763 Integra LifeSciences Holdings
Corporation
a
117,169
23,418 Intuitive Surgical, Inc.
a
8,456,942
676 Invitae Corporation
a
17,914
8,352 Ionis Pharmaceuticals, Inc.
a
266,178
50,933 Johnson & Johnson 8,295,967
1,595 Laboratory Corporation of America
Holdings
a
457,797
40,082 Lantheus Holdings, Inc.
a
937,518
2,803 Lineage Cell Therapeutics, Inc.
a
6,391
2,335 LNA Sante 134,289
3,326 Lonza Group AG 2,733,308

Global Stock Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (84.7%) Value
Health Care (11.5%) - continued
6,525 Maravai LifeSciences Holdings,
Inc.
a
$ 275,942
1,794 Masimo Corporation
a
508,671
60,619 Medtronic plc 7,265,793
98,987 Merck & Company, Inc. 8,715,805
13,983 Merck KGaA 3,304,539
1,733 Molina Healthcare, Inc.
a
512,483
392 Morphic Holding, Inc.
a
22,540
12,482 Natera, Inc.
a
1,430,063
5,012 National HealthCare Corporation 350,539
1,839 Neogen Corporation
a
77,808
18,228 Nevro Corporation
a
2,073,253
145,018 Novartis AG 11,994,836
60,978 Novo Nordisk AS 6,686,537
34,149 Novo Nordisk AS ADR 3,760,829
3,639 NuVasive, Inc.
a
194,177
3,000 Ono Pharmaceutical Company,
Ltd. 62,945
3,529 Organogenesis Holdings, Inc.
a
38,748
474 Orion Oyj 20,526
330 Orthofix Medical, Inc.
a
11,873
1,682 Owens & Minor, Inc. 60,350
18,832 Phreesia, Inc.
a
1,328,409
6,210 Premier, Inc. 241,880
20,109 Progyny, Inc.
a
1,235,296
21,223 Pulmonx Corporation
a,c
826,211
22,649 Qiagen NV
a
1,246,016
1,877 Reata Pharmaceuticals, Inc.
a
180,211
79,039 Recordati SPA 4,952,356
9,244 Repligen Corporation
a
2,685,382
3,212 Roche Holding AG 1,244,310
2,688 Rubius Therapeutics, Inc.
a
38,197
8,031 Sarepta Therapeutics, Inc.
a
635,493
282 Sartorius Aktiengesellschaft 182,663
1,188 Sartorius Stedim Biotech 654,793
7,700 Sawai Group Holdings Company,
Ltd. 339,680
40,300 Shionogi & Company, Ltd. 2,627,573
143 Siegfried Holding AG 137,543
24,711 Silk Road Medical, Inc.
a
1,450,783
7,191 Sonic Healthcare, Ltd. 218,207
14,034 Sonova Holding AG 5,815,294
799 STAAR Surgical Company
a
94,650
5,328 Syneos Health, Inc.
a
497,316
17,305 Tactile Systems Technology, Inc.
a
596,849
28,600 Takeda Pharmaceutical Company,
Ltd. 802,683
8,113 Tecan Group AG 4,970,856
22,939 Teladoc Health, Inc.
a,c
3,431,445
5,417 Teleflex, Inc. 1,933,544
1,632 Tenet Healthcare Corporation
a
116,949
16,200 Terumo Corporation 714,676
11,477 Thermo Fisher Scientific, Inc. 7,265,744
16,684 Tilray, Inc.
a,c
171,845
15,096 Travere Therapeutics, Inc.
a
434,916
736 U.S. Physical Therapy, Inc. 79,385
1,718 Universal Health Services, Inc. 213,204
527 Vaxcyte, Inc.
a
12,332
18,522 Veeva Systems, Inc.
a
5,871,659
2,088 Viatris, Inc. 27,875
694 Vifor Pharma AG 89,613
17,610 Vor BioPharma, Inc.
a
277,005
4,744 VYNE Therapeutics, Inc.
a
6,357
668 Waters Corporation
a
245,523
25,551 Zimmer Biomet Holdings, Inc. 3,656,859
Shares Common Stock (84.7%) Value
Health Care (11.5%) - continued
41,756 Zoetis, Inc. $ 9,027,647
28,090 Zymeworks, Inc. 625,003
Total 257,329,132
Industrials (11.9%)
4,536 A.O. Smith Corporation 331,446
29 A.P. Moller - Maersk AS, Class B 84,041
40,686 Aalberts NV 2,251,920
3,941 Addtech AB 88,169
7,342 AECOM
a
501,973
49,635 Airbus Group NV
a
6,367,293
863 Allegion plc 110,723
25,226 Altra Industrial Motion Corporation 1,315,536
13,700 Amada Holdings Company, Ltd. 135,349
7,040 AMETEK, Inc. 932,096
1,764 Armstrong World Industries, Inc. 186,367
24,293 ASGN, Inc.
a
2,906,900
115,935 Assa Abloy AB 3,401,842
29,898 Atlas Arteria, Ltd. 140,510
69,292 Atlas Copco AB, Class A 4,462,315
17,477 Atlas Copco AB, Class B 947,145
77,528 Aurizon Holdings, Ltd. 197,654
871 Avis Budget Group, Inc.
a
150,953
11,433 AZZ, Inc. 607,435
1,077 Babcock & Wilcox Enterprises,
Inc.
a
7,356
9,835 Ballard Power Systems, Inc.
a
178,247
1,500 Benefit One, Inc. 75,700
5,688 Bloom Energy Corporation
a
177,807
16,990 Bollore SA 98,750
169 Bucher Industries AG 85,293
45,836 Canadian National Railway
Company 6,091,714
53,633 Canadian Pacific Railway, Ltd. 4,151,184
29,007 Carlisle Companies, Inc. 6,466,240
15,109 CBIZ, Inc.
a
554,651
16,099 Chart Industries, Inc.
a
2,857,895
16,302 CIA De Distribucion Integral 347,441
3,700 COMSYS Holdings Corporation 91,616
32,759 Crane Company 3,383,350
3,713 Credit Corporation Group, Ltd. 88,323
6,786 CSW Industrials, Inc. 940,675
103,481 CSX Corporation 3,742,908
1,477 Cummins, Inc. 354,244
12,479 Curtiss-Wright Corporation 1,593,319
8,300 Dai Nippon Printing Company, Ltd. 205,633
1,800 Daifuku Company, Ltd. 165,707
12,900 Daikin Industries, Ltd. 2,825,291
114,077 Delta Air Lines, Inc.
a
4,463,833
23,124 Desktop Metal, Inc.
a,c
161,637
52,311 Deutsche Post AG 3,238,426
1,248 Douglas Dynamics, Inc. 52,790
4,571 Dover Corporation 772,865
42,455 Driven Brands Holdings, Inc.
a
1,378,514
32,455 DSV AS 7,543,100
8,463 EMCOR Group, Inc. 1,028,170
1,931 Expeditors International of
Washington, Inc. 238,015
11,715 Experian plc 537,147
17,646 Fastenal Company 1,007,234
374 Ferguson plc 56,273
54,252 First Advantage Corporation
a
1,014,512
7,844 Flowserve Corporation 263,715
10,078 Forrester Research, Inc.
a
536,654
9,285 Forward Air Corporation 933,700

Global Stock Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (84.7%) Value
Industrials (11.9%) - continued
3,091 GATX Corporation $ 293,181
3,401 Geberit AG 2,656,022
5,797 Generac Holdings, Inc.
a
2,890,152
23,569 General Dynamics Corporation 4,778,615
2,790 Gorman-Rupp Company 118,631
33,778 GrafTech International, Ltd. 361,425
259,647 GWA Group, Ltd. 532,996
413 GXO Logistics, Inc.
a
36,674
9,500 Hanwa Company, Ltd. 285,366
3,126 Harsco Corporation
a
53,455
61,930 Howmet Aerospace, Inc. 1,838,702
9,614 Hubbell, Inc. 1,916,743
473 ICF International, Inc. 47,532
8,953 IDEX Corporation 1,992,669
45,800 Inaba Denki Sangyo Company,
Ltd. 1,098,631
18,176 Indutrade AB 529,857
2,127 ITT Corporation 200,087
346 JB Hunt Transport Services, Inc. 68,228
1,147 JetBlue Airways Corporation
a
16,092
471 John Bean Technologies
Corporation 69,590
89,943 Johnson Controls International plc 6,599,118
1,061 Kaman Corporation 37,973
50,700 Kamigumi Company, Ltd. 1,020,842
4,392 Kansas City Southern 1,362,618
4,421 Kennametal, Inc. 175,735
55,900 Kinden Corporation 917,354
3,600 Komatsu, Ltd. 94,289
21,292 KONE Oyj 1,452,098
21,300 Kyushu Railway Company 476,792
24,151 L3Harris Technologies, Inc. 5,567,772
9,200 Landstar System, Inc. 1,617,452
87,594 Legrand SA 9,542,638
1,374 Lennox International, Inc. 411,211
22,616 Lincoln Electric Holdings, Inc. 3,220,518
11,988 Lockheed Martin Corporation 3,983,852
4,966 Manpower, Inc. 479,964
294,000 Marubeni Corporation 2,494,685
391 Masco Corporation 25,630
1,169 Masonite International
Corporation
a
140,292
12,824 Mercury Systems, Inc.
a
660,949
52,615 Meritor, Inc.
a
1,280,649
20,271 Middleby Corporation
a
3,698,241
120,800 Mitsubishi Corporation 3,841,195
133,500 Mitsubishi Electric Corporation 1,792,830
20,000 Mitsuboshi Belting, Ltd. 355,479
123,800 Mitsui & Company, Ltd. 2,833,103
8,069 MSC Industrial Direct Company,
Inc. 678,361
24,200 Nidec Corporation 2,680,340
5,476 Nikola Corporation
a,c
64,617
24,800 Nitto Kogyo Corporation 369,009
39,918 Nobina AB
b
382,355
1,156 Nordson Corporation 293,867
21,398 Norfolk Southern Corporation 6,270,684
7,956 nVent Electric plc 282,040
40,600 Obayashi Corporation 342,755
3,125 Old Dominion Freight Line, Inc. 1,066,719
106,634 PageGroup plc 969,002
16,143 Parker-Hannifin Corporation 4,787,852
16,249 Pitney Bowes, Inc. 112,768
2,709 Quad/Graphics, Inc.
a
10,673
45,709 Ranpak Holdings Corporation
a
1,575,132
Shares Common Stock (84.7%) Value
Industrials (11.9%) - continued
42,582 Raytheon Technologies
Corporation $ 3,783,837
5,500 RBC Bearings, Inc.
a
1,286,615
13,800 Recruit Holdings Company, Ltd. 917,962
35,655 Redde Northgate plc 194,207
11,932 Reece, Ltd. 180,927
34,897 Regal Rexnord Corporation 5,315,860
166,785 RELX plc 5,171,569
947 RHI Magnesita NV 43,520
273 Robert Half International, Inc. 30,868
30,465 Rush Enterprises, Inc. 1,586,617
923 Ryder System, Inc. 78,409
3,396 Saia, Inc.
a
1,061,725
2,600 Sankyu, Inc. 117,382
62,404 Schneider Electric SE 10,759,608
38,400 Secom Company, Ltd. 2,617,823
110,199 SEEK, Ltd. 2,738,753
12,600 SHO-BOND Holdings Company,
Ltd. 527,806
2,178 Siemens AG 354,104
6,867 Simpson Manufacturing Company,
Inc. 728,520
15,460 Skanska AB 393,084
4,195 SkyWest, Inc.
a
180,511
1,696 Snap-On, Inc. 344,678
10,984 Spirax-Sarco Engineering plc 2,344,749
1,242 SPX FLOW, Inc. 92,790
14,898 Standex International Corporation 1,657,700
3,440 Stanley Black & Decker, Inc. 618,271
158,400 Sumitomo Corporation 2,257,147
57,294 Summit Materials, Inc.
a
2,042,531
46,095 Sun Country Airlines Holdings,
Inc.
a
1,395,757
5,052 Sunrun, Inc.
a
291,399
3,900 Taikisha, Ltd. 111,386
20,900 Taisei Corporation 655,824
3,401 Technip Energies NV ADR
a
52,103
1,246 Teledyne Technologies, Inc.
a
559,728
23 Tetra Tech, Inc. 4,040
1,279 Thermon Group Holdings, Inc.
a
22,101
4,620 Timken Company 327,789
21,500 Toppan Forms Company, Ltd. 206,698
2,579 Toro Company 246,217
3,260 Trane Technologies plc 589,832
21,745 TransUnion 2,506,981
16,258 Trelleborg AB 372,107
10,373 Trex Company, Inc.
a
1,103,687
10,746 TriMas Corporation
a
358,379
21,200 Tsubakimoto Chain Company 626,404
14,762 Tutor Perini Corporation 201,058
182,664 Uber Technologies, Inc.
a
8,004,337
1,318 UniFirst Corporation 260,911
1,919 United Airlines Holdings, Inc.
a
88,543
37,779 United Parcel Service, Inc. 8,064,683
14,035 United Rentals, Inc.
a
5,320,809
4,568 Valmont Industries, Inc. 1,091,569
14,557 Vicor Corporation
a
2,206,696
2,716 Waste Connections, Inc. 369,403
2,692 Watsco, Inc. 779,549
470 Watts Water Technologies, Inc. 89,309
5,821 Werner Enterprises, Inc. 263,808
8,855 Willdan Group, Inc.
a
296,023
93,011 WillScot Mobile Mini Holdings
Corporation
a
3,232,132
2,477 Woodward, Inc. 279,777

Global Stock Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (84.7%) Value
Industrials (11.9%) - continued
2,721 Xylem, Inc. $ 355,335
11,200 Yuasa Trading Company, Ltd. 299,325
Total 264,644,969
Information Technology (16.7%)
3,687 ACI Worldwide, Inc.
a
113,117
23,659 Adobe, Inc.
a
15,386,867
25,000 Advantest Corporation 2,049,698
24,454 Alignment Healthcare, Inc.
a,c
485,656
1,918 Alliance Data Systems Corporation 163,510
1,504 Alteryx, Inc.
a
110,078
24,061 Amphenol Corporation 1,847,163
39,535 Anaplan, Inc.
a
2,578,077
13,484 Appen, Ltd. 109,874
217,273 Apple, Inc. 32,547,495
13,899 AppLovin Corporation
a
1,365,577
5,200 ASM Pacific Technology, Ltd. 56,266
16,623 ASML Holding NV 13,512,871
10,291 Avalara, Inc.
a
1,848,675
29,716 Bandwidth, Inc.
a
2,534,180
1,800 BayCurrent Consulting, Inc. 747,036
2,436 Bechtle AG 182,734
1,646 Benchmark Electronics, Inc. 38,368
15,657 BigCommerce Holdings, Inc.
a
723,510
10,559 Bill.com Holdings, Inc.
a
3,107,619
27,348 Calix, Inc.
a
1,711,711
5,527 CDK Global, Inc. 240,535
3,519 CDW Corporation 656,821
87,852 CGI, Inc.
a
7,848,188
198,130 Cisco Systems, Inc. 11,089,336
25,176 Cognex Corporation 2,205,166
2,206 CompuGroup Medical SE and
Company KGaA 184,375
133,226 Computershare, Ltd. 1,895,717
571 Concentrix Corporation 101,455
6,854 Coupa Software, Inc.
a
1,560,656
1,217 CTS Corporation 43,350
28,325 Dassault Systemes SE 1,654,110
12,816 Descartes Systems Group, Inc.
a
1,047,964
3,731 Diebold Nixdorf, Inc.
a
33,579
829 Digital Turbine, Inc.
a
71,344
624 Diodes, Inc.
a
59,960
2,548 Diploma plc 104,716
4,800 DISCO Corporation 1,294,069
6,780 DocuSign, Inc.
a
1,886,806
26,412 Dolby Laboratories, Inc. 2,333,500
14,510 DXC Technology Company
a
472,591
9,118 Elastic NV
a
1,582,064
5,971 Endava plc ADR
a
946,165
2,735 EPAM Systems, Inc.
a
1,841,311
3,139 ePlus, Inc.
a
347,079
382 ExlService Holdings, Inc.
a
46,845
1,934 eXp World Holdings, Inc. 99,794
2,140 F5 Networks, Inc.
a
451,861
979 Fair Isaac Corporation
a
389,838
16,046 Five9, Inc.
a
2,535,428
2,214 FleetCor Technologies, Inc.
a
547,766
23,500 Fuji Soft, Inc. 1,196,703
216,546 Halma plc 8,781,656
27,924 Hewlett Packard Enterprise
Company 409,087
10,800 Hoya Corporation 1,589,852
20,753 HP, Inc. 629,438
2,538 HubSpot, Inc.
a
2,056,364
Shares Common Stock (84.7%) Value
Information Technology (16.7%) - continued
20,800 ITOCHU Techno-Solutions
Corporation $ 657,057
11,488 Jack Henry & Associates, Inc. 1,912,522
10,725 Kahoot! ASA
a
64,299
11,000 Keyence Corporation 6,639,763
1,445 Lam Research Corporation 814,359
6,900 Lasertec Corporation 1,496,719
17,994 Lattice Semiconductor
Corporation
a
1,249,503
22,966 LivePerson, Inc.
a
1,182,979
22,942 LiveRamp Holding, Inc.
a
1,227,626
2,276 Manhattan Associates, Inc.
a
413,185
39,947 Mastercard, Inc. 13,403,017
2,292 MAXIMUS, Inc. 193,834
513 MaxLinear, Inc.
a
32,319
169,351 Microsoft Corporation 56,160,179
12,084 MKS Instruments, Inc. 1,813,204
9,608 Monolithic Power Systems, Inc. 5,048,620
292 Motorola Solutions, Inc. 72,588
1,600 Murata Manufacturing Company,
Ltd. 118,686
30,800 NEC Networks & System
Integration Corporation 495,587
5,840 NetApp, Inc. 521,512
5,295 Nova Measuring Instruments, Ltd.
a
575,143
77,056 NVIDIA Corporation 19,700,908
6,942 Okta, Inc.
a
1,715,924
6,657 Open Text Corporation 335,324
29,900 Oracle Corporation Japan 2,829,273
3,873 Palo Alto Networks, Inc.
a
1,971,706
4,966 Paychex, Inc. 612,208
4,472 Paycom Software, Inc.
a
2,449,985
57,471 PayPal Holdings, Inc.
a
13,367,180
4,409 Photronics, Inc.
a
57,273
2,802 Progress Software Corporation 144,051
881 PTC, Inc.
a
112,195
9,493 Q2 Holdings, Inc.
a
744,821
1,413 Qorvo, Inc.
a
237,709
91,265 QUALCOMM, Inc. 12,141,896
5,655 Radware, Inc.
a
200,357
150,400 Renesas Electronics Corporation
a
1,850,135
3,785 Rogers Corporation
a
761,239
11,900 Ryoyo Electro Corporation 247,806
6,156 SailPoint Technologies Holdings,
Inc.
a
295,365
44,887 Salesforce.com, Inc.
a
13,452,185
93,275 Samsung Electronics Company,
Ltd. 5,584,666
12,360 SAP SE 1,789,870
2,861 ScanSource, Inc.
a
102,367
8,047 Semtech Corporation
a
684,236
14,424 ServiceNow, Inc.
a
10,064,490
1,958 Shopify, Inc.
a
2,871,857
58,643 Sierra Wireless, Inc.
a
981,684
2,938 SiTime Corporation
a
778,247
2,218 Solaredge Technology, Ltd.
a
786,680
28,776 Sprout Social, Inc.
a
3,674,120
54,483 Square, Inc.
a
13,865,924
21,731 Stillfront Group AB
a
97,041
25,807 STMicroelectronics NV ADR
c
1,229,445
21,800 Sumco Corporation 416,568
7,598 SYNNEX Corporation 797,790
245,611 Telefonaktiebolaget LM Ericsson
ADR 2,669,792
2,881 Temenos AG 441,071

Global Stock Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (84.7%) Value
Information Technology (16.7%) - continued
25,700 Texas Instruments, Inc. $ 4,818,236
28,735 Thomson Reuters Corporation 3,456,512
7,700 Tokyo Electron, Ltd. 3,588,455
19,250 Trade Desk, Inc.
a
1,442,018
733 Unisys Corporation
a
18,743
1,505 Upland Software, Inc.
a
50,222
3,407 VeriSign, Inc.
a
758,637
796 Vertex, Inc.
a
16,573
9,470 VMware, Inc.
a,c
1,436,599
8,057 Western Digital Corporation
a
421,301
2,329 WEX, Inc.
a
348,651
13,417 Workiva, Inc.
a
2,006,512
775 Worldline SA
a,b
45,195
3,117 Xero, Ltd.
a
355,408
19,132 Xerox Holdings Corporation 340,550
3,729 Zscaler, Inc.
a
1,189,029
Total 373,904,301
Materials (3.9%)
4,795 Agnico Eagle Mines, Ltd. 254,512
37,226 Air Liquide SA 6,215,187
43,600 Air Water, Inc. 667,084
113 Allegheny Technologies, Inc.
a
1,819
1,035 Amyris, Inc.
a
15,339
16,044 AptarGroup, Inc. 1,937,794
3,620 Avery Dennison Corporation 788,146
108,925 Axalta Coating Systems, Ltd.
a
3,397,371
261 Balchem Corporation 39,956
30,664 Barrick Gold Corporation 562,685
40,826 BHP Group, Ltd. 1,121,363
43,502 Breedon Group plc 58,344
743 Cabot Corporation 39,639
936 Carpenter Technology Corporation 28,904
2,025 Celanese Corporation 327,058
87,527 CF Industries Holdings, Inc. 4,971,534
12,927 Chemours Company 362,215
10,729 Cleveland-Cliffs, Inc.
a
258,676
9,838 Compass Minerals International,
Inc. 645,373
14,597 Croda International plc 1,889,298
41,315 Eastman Chemical Company 4,297,999
4,211 FMC Corporation 383,243
67 Givaudan SA 315,700
120,798 Granges AB 1,317,533
17,020 Graphic Packaging Holding
Company 339,209
149,377 Hexpol AB 1,748,109
15,103 Holcim, Ltd. 753,377
6,523 Holmen AB 289,596
3,692 Ingevity Corporation
a
287,644
8,204 Innospec, Inc. 743,364
25,200 JFE Holdings, Inc. 385,067
7,333 K+S AG
a
126,365
10,426 Kaiser Aluminum Corporation 1,012,782
27,682 Koninklijke DSM NV 6,047,929
514 Koppers Holdings, Inc.
a
18,036
46,400 Kyoei Steel, Ltd. 572,526
4,300 Lintec Corporation 95,991
30,424 LyondellBasell Industries NV 2,823,956
4,856 Martin Marietta Materials, Inc. 1,907,631
1,513 Materion Corporation 109,208
5,433 Minerals Technologies, Inc. 385,417
14,454 Mondi plc 360,971
10,062 Myers Industries, Inc. 207,076
5,727 Neenah, Inc. 289,443
Shares Common Stock (84.7%) Value
Materials (3.9%) - continued
7 NewMarket Corporation $ 2,380
7,900 Nippon Steel Corporation 138,509
31,700 Nissan Chemical Corporation 1,764,380
35,992 Nucor Corporation 4,018,507
4,104 O-I Glass, Inc.
a
53,557
6,202 Olin Corporation 353,390
8,787 Quaker Chemical Corporation 2,160,196
3,696 Reliance Steel & Aluminum
Company 540,207
13,471 Rio Tinto plc 839,937
12,454 Rio Tinto, Ltd. 853,255
1,021 Royal Gold, Inc. 101,099
1,597 RPM International, Inc. 139,258
5,558 Ryerson Holding Corporation 146,509
256,034 Sandfire Resources, Ltd. 1,078,512
6,417 Sensient Technologies Corporation 613,465
19,344 Sherwin-Williams Company 6,124,504
25,300 Shin-Etsu Chemical Company, Ltd. 4,511,827
16,945 Sika AG 5,740,622
2,220 Sonoco Products Company 128,649
5,474 Steel Dynamics, Inc. 361,722
23,708 Stora Enso Oyj 394,491
1,868 SunCoke Energy, Inc. 13,487
31,141 Symrise AG 4,307,499
19,800 Taiyo Holdings Company, Ltd. 529,339
45,400 Toagosei Company, Ltd. 507,394
2,728 Tronox Holdings plc 63,617
16,880 United States Steel Corporation 445,463
18,843 UPM-Kymmene Oyj 664,989
3,081 Wacker Chemie AG 556,759
2,051 Worthington Industries, Inc. 111,410
7,506 Yara International ASA 392,285
Total 86,057,687
Real Estate (2.8%)
68 Activia Properties, Inc. 278,778
455 Aedifica SA 60,674
7,373 AGNC Investment Corporation 117,378
25,397 Agree Realty Corporation 1,804,711
17,274 Alstria Office REIT AG 322,884
49,453 American Campus Communities,
Inc. 2,656,615
13,535 American Finance Trust, Inc. 112,070
1,376 Apartment Income REIT
Corporation 73,767
422,088 Ascendas REIT 966,764
11,075 AvalonBay Communities, Inc. 2,621,231
279 Bachem Holding AG 224,584
32 Bluegreen Vacations Holding
Corporations
a
819
16,020 Camden Property Trust 2,612,862
7,917 Canadian Apartment Properties
REIT 386,574
9,636 CareTrust REIT, Inc. 199,947
42,436 CBRE Group, Inc.
a
4,416,739
4,334 Cedar Realty Trust, Inc. 96,518
116,500 CK Hutchison Holdings, Ltd. 781,065
1,003 Community Healthcare Trust, Inc. 47,983
2,144 Corepoint Lodging, Inc.
a
36,963
30,741 CubeSmart 1,691,062
39,232 Cushman and Wakefield plc
a
721,476
17 Daiwa Office Investment
Corporation 109,733
175 Daiwa Securities Living Investment
Corporation 176,788

Global Stock Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (84.7%) Value
Real Estate (2.8%) - continued
102,074 DEXUS Property Group $ 837,288
4,008 EastGroup Properties, Inc. 792,702
24,685 EPR Properties 1,239,434
37,622 Essential Properties Realty Trust,
Inc. 1,120,759
1,169 Essex Property Trust, Inc. 397,378
5,518 Extra Space Storage, Inc. 1,089,088
2,261 Farmland Partners, Inc. 25,414
973 Federal Realty Investment Trust 117,101
30,110 First Industrial Realty Trust, Inc. 1,753,305
4,752 FirstService Corporation 950,020
20,281 Four Corners Property Trust, Inc. 588,149
4,206 Getty Realty Corporation 135,097
10,551 Gladstone Commercial
Corporation 230,645
10,320 Gladstone Land Corporation 228,485
940 Highwoods Properties, Inc. 42,150
188,212 Host Hotels & Resorts, Inc.
a
3,167,608
93 Hulic REIT, Inc. 140,894
33,000 Hysan Development Company,
Ltd. 114,729
10,194 Industrial Logistics Properties Trust 286,349
28,499 Ingenia Communities Group 140,904
3,721 Innovative Industrial Properties,
Inc. 978,958
1,585 Jones Lang LaSalle, Inc.
a
409,295
227 Kenedix Retail REIT Corporation 579,202
10,066 Kilroy Realty Corporation 678,247
2,109 LEG Immobilien AG 313,700
6,385 Life Storage, Inc. 854,377
14,900 Link REIT 132,006
2,263 LondonMetric Property plc 8,094
24,443 Medical Properties Trust, Inc. 521,369
71,655 MGIC Investment Corporation 1,157,945
235 Mori Hills REIT Investment
Corporation 318,623
19,338 National Retail Properties, Inc. 877,172
37,433 National Storage Affiliates Trust 2,338,065
1,338 NetSTREIT Corporation 32,433
34,833 New Residential Investment
Corporation 395,703
9,489 NexPoint Residential Trust, Inc. 672,011
44 Nippon Building Fund, Inc. 285,866
9 Nippon REIT Investment
Corporation 34,598
2,178 Omega Healthcare Investors, Inc. 63,946
3,639 One Liberty Properties, Inc. 113,755
8,016 Opendoor Technologies, Inc.
a
190,059
2,003 Preferred Apartment Communities,
Inc. 25,258
32,793 PSP Swiss Property AG 4,099,325
4,517 Realty Income Corporation 322,649
658 Redfin Corporation
a
33,782
44,059 Rexford Industrial Realty, Inc. 2,960,765
529 RMR Group, Inc. 18,404
136,000 Road King Infrastructure, Ltd. 137,797
13,642 Sabra Health Care REIT, Inc. 193,034
3,762 SBA Communications Corporation 1,299,131
52,811 Service Properties Trust 568,774
9,664 Spirit Realty Capital, Inc. 472,860
19,390 STAG Industrial, Inc. 844,047
97,804 Stockland 337,123
10,762 Store Capital Corporation 369,459
22,500 Sun Hung Kai Properties, Ltd. 298,313
149,285 TAG Immobilien AG 4,535,453
Shares Common Stock (84.7%) Value
Real Estate (2.8%) - continued
193,791 Tritax Big Box REIT plc $ 596,380
21,474 UDR, Inc. 1,192,451
8,440 UMH Properties, Inc. 202,054
359 Wihlborgs Fastigheter AB 8,511
57,081 Wing Tai Holdings, Ltd. 82,119
Total 63,468,597
Utilities (1.2%)
28,081 A2A SPA 59,092
2,338 American States Water Company 212,384
4,392 Artesian Resources Corporation 176,646
4,395 Avista Corporation 174,965
3,319 Black Hills Corporation 220,315
326 Chesapeake Utilities Corporation 42,729
51,500 CK Infrastructure Holdings, Ltd. 310,493
545 CMS Energy Corporation 32,891
3,883 Consolidated Water Company,
Ltd. 43,140
75,991 Contact Energy, Ltd. 445,902
2,233 DTE Energy Company 253,111
40,287 Duke Energy Corporation 4,109,677
637,161 Enel SPA 5,334,189
23,469 Entergy Corporation 2,417,776
5,632 Essential Utilities, Inc. 265,098
62,674 Exelon Corporation 3,333,630
7,550 Fortum Oyj 224,538
403,000 Hong Kong and China Gas
Company, Ltd. 626,074
43,274 Iren SPA 134,482
2,039 MDU Resources Group, Inc. 62,659
21,266 Meridian Energy, Ltd. 76,181
698 MGE Energy, Inc. 52,971
256 Middlesex Water Company 28,191
91,958 NiSource, Inc. 2,268,604
7,658 NorthWestern Corporation 435,434
986 Otter Tail Corporation 61,142
20,697 Pinnacle West Capital Corporation 1,334,750
11,238 Portland General Electric
Company 554,146
95,500 Power Assets Holdings, Ltd. 583,630
898 PPL Corporation 25,862
8,113 Sempra Energy 1,035,462
12,807 Spire, Inc. 803,767
14,134 UGI Corporation 613,557
59 Unitil Corporation 2,463
447 Vistra Energy Corporation 8,757
Total 26,364,708
Total Common Stock
(cost $1,287,461,309) 1,892,158,652
Shares
Registered Investment
Companies ( 4.1% ) Value
Unaffiliated  (1.0%)
2,411 Invesco QQQ Trust Series 1 930,911
3,951 iShares Russell 2000 Index Fund 901,026
34,057 SPDR S&P 500 ETF Trust 15,640,677
36,095 SPDR S&P Biotech ETF
c
4,505,017

Global Stock Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies (4.1%) Value
Unaffiliated  (1.0%)- continued
10,019 SPDR S&P Oil & Gas Exploration
ETF
c
$ 1,065,621
Total 23,043,252
Affiliated  (3.1%)
5,851,541 Thrivent Core Emerging Markets
Equity Fund 69,223,735
Total 69,223,735
Total Registered Investment
Companies (cost $77,186,360) 92,266,987
Shares
Collateral Held for Securities
Loaned ( 1.3% ) Value
28,654,517 Thrivent Cash Management Trust 28,654,517
Total Collateral Held for
Securities Loaned
(cost $28,654,517) 28,654,517
Shares Preferred Stock ( 0.1% ) Value
Consumer Discretionary (0.1%)
7,161 Volkswagen AG 1,607,158
Total 1,607,158
Total Preferred Stock
(cost $1,827,962) 1,607,158
Shares or
Principal
Amount Short-Term Investments ( 11.8% ) Value
Federal Home Loan Bank Discount
Notes
2,900,000 0.040%, 11/3/2021
d,e
2,899,994
100,000 0.040%, 11/12/2021
d
99,999
10,200,000 0.040%, 11/18/2021
d,e
10,199,807
500,000 0.040%, 12/1/2021
d
499,983
1,300,000 0.039%, 12/3/2021
d,e
1,299,954
11,100,000 0.025%, 12/15/2021
d,e
11,099,457
2,800,000 0.025%, 12/21/2021
d,e
2,799,844
4,000,000 0.034%, 12/27/2021
d,e
3,999,751
1,800,000 0.020%, 12/28/2021
d,e
1,799,886
400,000 0.020%, 1/5/2022
d
399,964
400,000 0.040%, 1/18/2022
d,e
399,957
100,000 0.040%, 1/19/2022
d
99,989
Federal National Mortgage
Association Discount Notes
100,000 0.035%, 11/10/2021
d
99,999
Thrivent Core Short-Term Reserve
Fund
13,577,612 0.130% 135,776,122
Shares or
Principal
Amount Short-Term Investments (11.8%) Value
U.S. Treasury Bills
25,000,000 0.091%, 12/21/2021
d
$ 24,997,483
20,000,000 0.082%, 12/23/2021
d
19,997,617
16,160,000 0.090%, 12/28/2021
d,f
16,157,889
20,000,000 0.075%, 12/30/2021
d
19,997,214
10,000,000 0.060%, 1/6/2022
d
9,998,759
Total Short-Term Investments
(cost $262,529,340) 262,623,668
Total Investments (cost
$1,657,659,488) 102.0% $2,277,310,982
Other Assets and Liabilities, Net
(2.0%) (44,553,584)
Total Net Assets 100.0% $2,232,757,398
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2021, the value of these investments was $15,281,317 or
0.7% of total net assets.
c All or a portion of the security is on loan.
d The interest rate shown reflects the yield.
e All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
f Denotes investments purchased on a when-issued or
delayed-delivery basis.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Global Stock Fund as of
October 31, 2021:
Securities Lending Transactions
Common Stock $ 27,518,139
Total lending $27,518,139
Gross amount payable upon return of
collateral for securities loaned $28,654,517
Net amounts due to counterparty $1,136,378
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

Global Stock Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $648,458,309
Gross unrealized depreciation (39,041,411)
Net unrealized appreciation (depreciation) $609,416,898
Cost for federal income tax purposes $1,668,325,018
Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2021, in valuing Global Stock Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 143,979,208 104,017,989 39,961,219 –
Consumer Discretionary 209,488,614 153,074,519 56,414,095 –
Consumer Staples 84,166,248 38,515,341 45,650,907 –
Energy 80,449,597 39,701,056 40,748,541 –
Financials 302,305,591 186,780,751 115,524,840 –
Health Care 257,329,132 174,344,935 82,984,197 –
Industrials 264,644,969 155,230,863 109,414,106 –
Information Technology 373,904,301 302,187,001 71,717,300 –
Materials 86,057,687 40,996,252 45,061,435 –
Real Estate 63,468,597 47,159,828 16,308,769 –
Utilities 26,364,708 18,570,127 7,794,581 –
Registered Investment Companies
Unaffiliated 23,043,252 23,043,252 – –
Preferred Stock
Consumer Discretionary 1,607,158 – 1,607,158 –
Short-Term Investments 126,847,546 – 126,847,546 –
Subtotal Investments in Securities $2,043,656,608 $1,283,621,914 $760,034,694 $–
Other Investments  * Total
Affiliated Short-Term Investments 135,776,122
Affiliated Registered Investment Companies 69,223,735
Collateral Held for Securities Loaned 28,654,517
Subtotal Other Investments $233,654,374
Total Investments at Value $2,277,310,982
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 7,753,006 7,753,006 – –
Total Asset Derivatives $7,753,006 $7,753,006 $– $–
Liability Derivatives
Futures Contracts 7,322,072 7,322,072 – –
Total Liability Derivatives $7,322,072 $7,322,072 $– $–

Global Stock Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
NASDAQ
-
National Association of Securities Dealers
Automated Quotations
S&P
-
Standard & Poor's
The following table presents Global Stock Fund's futures contracts held as of October 31, 2021. Investments and/or cash totaling $25,504,874 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini Russell 2000 Index 11 December 2021 $ 1,232,210 $ 30,205
CME E-mini S&P 500 Index 1,405 December 2021 315,267,604 7,671,646
CME E-mini S&P Mid-Cap 400 Index 46 December 2021 12,780,085 51,155
ICE mini MSCI EAFE Index 287 December 2021 33,687,456 (114,196)
ICE US mini MSCI Emerging Markets Index 1,142 December 2021 74,544,722 (2,484,522)
Total Futures Long Contracts $ 437,512,077 $ 5,154,288
CME E-mini NASDAQ 100 Index (231) December 2021 ( $ 71,846,659) ( $ 1,327,211)
CME E-mini Russell 2000 Index (1,276) December 2021 (143,043,997) (3,396,143)
Total Futures Short Contracts ( $ 214,890,656) ($4,723,354)
Total Futures Contracts $ 222,621,421 $430,934
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of October 31, 2021, for Global Stock Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 7,753,006
Total Equity Contracts 7,753,006
Total Asset Derivatives $7,753,006
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 7,322,072
Total Equity Contracts 7,322,072
Total Liability Derivatives $7,322,072
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2021, for
Global Stock Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 44,735,596
Total Equity Contracts 44,735,596
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts (3,939,608)
Total Foreign Exchange Contracts (3,939,608)
Total $40,795,988

Global Stock Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2021, for Global Stock Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 17,534,405
Total Equity Contracts 17,534,405
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 1,148,328
Total Foreign Exchange Contracts 1,148,328
Total $18,682,733
The following table presents Global Stock Fund's average volume of derivative activity during the period ended October 31, 2021.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $461,480,806
Futures - Short (233,531,594)
Foreign Exchange Contracts
Futures - Long 113,194,646
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Global Stock Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
10/31/2021
Shares Held at
10/31/2021
% of Net
Assets
10/31/2021
Affiliated Registered Investment Companies
Core Emerging Markets Equity $54,447 $6,514 $– $69,224 5,852 3.1%
Total Affiliated Registered Investment
Companies 54,447 69,224 3.1
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% 194,477 580,290 638,992 135,776 13,578 6.1
Total Affiliated Short-Term Investments 194,477 135,776 6.1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   12,848 321,746 305,939 28,655 28,655 1.3
Total Collateral Held for Securities Loaned 12,848 28,655 1.3
Total Value $261,772 $233,655
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2020
- 10/31/2021
Affiliated Registered Investment Companies
Core Emerging Markets Equity $– $8,263 $– $513
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% (33) 34 – 324
Total Income/Non Income Cash from Affiliated Investments $837
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 1 174
Total Affiliated Income from Securities Loaned, Net $174
Total $(33) $8,297 $1

High Income Municipal Bond Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount
Long-Term Fixed Income
( 100.4% ) Value
Alaska (0.8%)
Northern AK Tobacco Securitization
Corporation Tobacco Settlement
Rev. Refg .
$ 250,000 4.000%, 6/1/2050, Ser. B-1 $ 275,582
Total 275,582
Arizona (4.1%)
Arizona Industrial Development
Auth. Economic Development
Rev. (Legacy Cares, Inc.)
350,000 7.750%, 7/1/2050, Ser. A
a
413,669
100,000 5.500%, 7/1/2031, Ser. A
a
107,548
Arizona Industrial Development
Auth. Education Rev. (Doral
Academy of Nevada)
200,000 5.000%, 7/15/2050, Ser. A
a
222,923
Arizona Industrial Development
Auth. Education Rev. (Somerset
Academy of Las Vegas - Aliante
and Skye Canyon Campus)
250,000 4.000%, 12/15/2051, Ser. A
a
266,405
Arizona Industrial Development
Auth. Education Rev. Refg .
(Doral Academy of Northern
Nevada)
350,000 4.000%, 7/15/2051, Ser. A
a
377,398
Total 1,387,943
California (7.4%)
California County Tobacco
Securitization Agency (Los
Angeles County Securitization
Corporation)
250,000 4.000%, 6/1/2049, Ser. A 286,580
California Municipal Finance Auth.
Fac. Rev. (United Airlines, Inc.)
250,000 4.000%, 7/15/2029, AMT 281,255
California Municipal Finance Auth.
Rev. (LINXS APM)
225,000
5.000%, 12/31/2043, Ser. A,
AMT 268,551
California Municipal Finance Auth.
Rev. Refg . (ExxonMobil)
650,000 0.040%, 12/1/2029, AMT
b
650,000
California Pollution Control
Financing Auth. Rev. Refg .
(San Diego County Water Auth.
Desalination)
250,000 5.000%, 7/1/2039
a
298,530
California Public Finance Auth.
Senior Living Rev. (Enso Village)
250,000 5.000%, 11/15/2056, Ser. A
a
282,109
Riverside County, CA
Transportation Commission Toll
Rev. Refg . (RCTC 91 Express
Lanes)
375,000 4.000%, 6/1/2046, Ser. B-1 430,788
Total 2,497,813
Principal
Amount
Long-Term Fixed Income
(100.4%) Value
Colorado (5.0%)
Colorado Educational and Cultural
Fac. Auth. Charter School Rev.
Refg . (Union Colony School)
$ 225,000 5.000%, 4/1/2048 $ 262,527
Colorado Educational and Cultural
Fac. Auth. Rev. (Aspen View
Academy)
350,000 4.000%, 5/1/2051 381,052
Colorado Educational and Cultural
Fac. Auth. Rev. Refg . (Global
Village Academy - Northglenn)
150,000 5.000%, 12/1/2050
a
160,497
Colorado High Performance
Transportation Enterprise Rev.
225,000 5.000%, 12/31/2056 252,485
Colorado State Health Fac.
Auth. Hospital Rev. Refg .
( Commonspirit Health Obligated
Group)
350,000 4.000%, 8/1/2049, Ser. A-2 388,566
Denver, CO Health and Hospital
Auth. Healthcare Rev.
230,000 5.000%, 12/1/2039, Ser. A 245,984
Total 1,691,111
Connecticut (2.0%)
Connecticut State Health &
Educational Fac. Auth. Rev.
(McLean Issue)
250,000 5.000%, 1/1/2045, Ser. A
a
276,024
Hamden, CT G.O. Refg . (BAM
Insured)
350,000 4.000%, 8/15/2041
c
403,507
Total 679,531
Delaware (2.1%)
Delaware State Economic
Development Auth. Charter
School Rev. (Newark Charter
School, Inc.)
400,000 4.000%, 9/1/2051
d
448,534
Kent County, DE Student Housing
and Dining Fac. Rev. (CHF-
Dover, LLC - Delaware State
University)
230,000 5.000%, 7/1/2040, Ser. A 257,764
Total 706,298
Florida (5.8%)
Alachua County, FL Health Fac.
Auth. Rev. Refg . (Oak Hammock
at the University of Florida, Inc.)
250,000 4.000%, 10/1/2046
d
270,150
Florida State Development Finance
Corporation Educational
Fac. Rev. (River City Science
Academy)
250,000 4.000%, 7/1/2055, Ser. A 266,675
Florida State Development Finance
Corporation Senior Living Rev.
Refg . ( Glenridge Palmer Ranch)
250,000 5.000%, 6/1/2051 282,271

High Income Municipal Bond Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount
Long-Term Fixed Income
(100.4%) Value
Florida (5.8%) - continued
Florida State Higher Educational
Fac. Financing Auth. Rev.
(Ringling College)
$ 300,000 5.000%, 3/1/2049 $ 351,463
Orange County, FL Health Fac.
Auth. Hospital Rev. (Orlando
Health Obligated Group)
250,000 5.000%, 10/1/2047, Ser. A 303,976
Osceola County, FL Transportation
Rev. Refg .
300,000
Zero Coupon, 10/1/2043,
Ser. A-2 147,387
Seminole County, FL Industrial
Development Auth. Educational
Fac. Rev. (Galileo Schools for
Gifted Learning)
290,000 4.000%, 6/15/2056, Ser. A
a
314,069
Total 1,935,991
Georgia (4.1%)
DeKalb County, GA Housing Auth.
Senior Living Rev. Refg . (Baptist
Retirement Communities of
Georgia, Inc. and Clairmont
Crest, Inc.)
250,000 5.125%, 1/1/2049, Ser. A
a
209,450
George L. Smith II GA World
Congress Center Auth. Rev.
(Convention Center Hotel)
250,000 4.000%, 1/1/2054, Ser. A 279,627
Main Street Natural Gas, Inc. Rev.
250,000 5.000%, 5/15/2028, Ser. A 305,714
Municipal Electric Auth. of Georgia
Rev. (Plant Vogtle Units 3 & 4)
250,000 5.000%, 1/1/2056, Ser. A 298,602
Private Colleges and Universities
Auth. Rev. (Mercer University)
250,000 4.000%, 10/1/2050 285,306
Total 1,378,699
Illinois (6.3%)
Chicago, IL G.O.
250,000 5.000%, 1/1/2039, Ser. A 295,622
Illinois Finance Auth. Student
Housing and Academic Fac.
Rev. (University of Illinois at
Chicago)
150,000 5.000%, 2/15/2037 171,644
Illinois G.O.
235,000 5.000%, 12/1/2025, Ser. B 271,908
250,000 5.000%, 3/1/2046, Ser. A 299,495
Illinois Sales Tax Rev. Refg . (Build
Illinois)
300,000 4.000%, 6/15/2033, Ser. C 351,976
Illinois Sports Fac. Auth. Rev. Refg .
300,000 5.000%, 6/15/2031 376,400
Metropolitan Pier and Exposition
Auth., IL Rev. (McCormick Place
Expansion) (NATL-RE Insured)
115,000
Zero Coupon, 6/15/2035,
Ser. A
c
82,940
Principal
Amount
Long-Term Fixed Income
(100.4%) Value
Illinois (6.3%) - continued
Metropolitan Pier and Exposition
Auth., IL Rev. Refg . (McCormick
Place Expansion) (NATL-RE
Insured)
$ 220,000 5.500%, 6/15/2029, Ser. A
c
$ 258,426
Total 2,108,411
Indiana (0.5%)
Indiana Housing and Community
Development Auth. Rev. (Vita of
Marion)
150,000 5.250%, 4/1/2041, Ser. A 155,980
Total 155,980
Iowa (1.0%)
Iowa Finance Auth. Rev. ( Lifespace
Communities, Inc.)
160,000 5.000%, 5/15/2032, Ser. A 181,458
150,000 5.000%, 5/15/2043, Ser. A 170,521
Total 351,979
Kansas (0.8%)
Kansas Power Pool Municipal
Energy Agency Electric Utility
Rev.
245,000 4.000%, 12/1/2041, Ser. A 280,398
Total 280,398
Maryland (2.4%)
Maryland Department of
Transportation Rev. (Baltimore/
WA International Thurgood
Marshall Airport)
300,000
4.000%, 8/1/2051, Ser. B,
AMT 340,041
Maryland Economic Development
Corporation Rev. (Seagirt Marine
Terminal)
200,000
5.000%, 6/1/2044, Ser. A,
AMT 237,171
Prince George's County, MD Tax
Allocation (West Phalia Town
Center)
200,000 5.000%, 7/1/2030
a
228,524
Total 805,736
Michigan (4.6%)
Downriver Utility Wastewater Auth.
Rev. Refg . (AGM Insured)
225,000 5.000%, 4/1/2031
c
278,568
Michigan Finance Auth. Higher
Education Fac. Limited
Obligation Rev. Refg . (Calvin
University)
200,000 4.000%, 9/1/2046 226,673
Michigan Strategic Fund
Limited Obligation Rev. (I-75
Improvement)
100,000 5.000%, 12/31/2033, AMT 121,342

High Income Municipal Bond Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount
Long-Term Fixed Income
(100.4%) Value
Michigan (4.6%) - continued
Michigan Strategic Fund Limited
Obligation Rev. (Recycled Board
Machine)
$ 250,000 4.000%, 10/1/2026, AMT
b
$ 277,615
Michigan Strategic Rev.
225,000 5.000%, 12/31/2043, AMT 266,980
Muskegon, MI Public Schools G.O.
300,000 5.000%, 5/1/2051, Ser. II 379,517
Total 1,550,695
Minnesota (4.2%)
Apple Valley, MN Senior Housing
Rev. (PHS Apple Valley Senior
Housing, Inc. - Orchard Path
Phase II)
290,000 4.000%, 9/1/2041 309,328
Deephaven , MN Charter School
Lease Rev. (Eagle Ridge
Academy)
250,000 5.000%, 7/1/2043, Ser. A 273,947
St. Joseph, MN Senior Housing &
Healthcare Rev. (Woodcrest of
Country Manor)
225,000 5.000%, 7/1/2055, Ser. A 227,220
St. Paul, MN Housing and
Redevelopment Auth. Charter
School Lease Rev. Refg . (Nova
Classical Academy)
350,000 4.000%, 9/1/2031, Ser. A 370,181
Woodbury, MN Charter School
Lease Rev. Refg . (MSA Building
Company)
200,000 4.000%, 12/1/2050 215,260
Total 1,395,936
Missouri (2.9%)
Kansas City, MO Industrial
Development Auth. Rev. (Kansas
City International Airport Terminal
Modernization)
200,000
5.000%, 3/1/2046, Ser. B,
AMT 238,554
Lee's Summit, MO Industrial
Development Auth. Senior Living
Fac. Rev. Refg . (John Knox
Village)
140,000 5.000%, 8/15/2042, Ser. A 154,337
Missouri Health and Educational
Fac. Auth. Rev. (Maryville
University of St. Louis)
200,000 5.000%, 6/15/2045, Ser. A 234,747
Missouri Health and Educational
Fac. Auth. Rev. Refg . (Lake
Regional Health System)
300,000 4.000%, 2/15/2051 338,512
Total 966,150
Principal
Amount
Long-Term Fixed Income
(100.4%) Value
Montana (0.8%)
Montana Fac. Finance Auth.
Health Care Fac. Rev. (Montana
Children's Home and Hospital)
$ 250,000 4.000%, 7/1/2050, Ser. A $ 271,300
Total 271,300
Nebraska (1.7%)
Douglas County, NE Hospital
Auth. No. 2 Health Fac. Rev.
(Children's Hospital Obligated
Group)
225,000 5.000%, 11/15/2047 264,490
Lincoln, NE Airport Auth. Rev.
250,000 4.000%, 7/1/2036, AMT 296,776
Total 561,266
Nevada (0.8%)
Carson City, NV Hospital Rev. Refg .
(Carson Tahoe Regional Medical
Center)
225,000 5.000%, 9/1/2042, Ser. A 266,096
Total 266,096
New Hampshire (1.1%)
New Hampshire Health and
Education Fac. Auth. Rev.
250,000 5.000%, 8/1/2059, Ser. A 385,422
Total 385,422
New Jersey (1.8%)
New Jersey Transportation Trust
Fund Auth. Rev.
225,000 5.000%, 6/15/2045, Ser. AA 253,669
Tobacco Settlement Financing
Corporation Rev. Refg .
300,000 5.250%, 6/1/2046, Ser. A 355,363
Total 609,032
New York (7.4%)
Build NYC Resource Corporation
Rev. (New World Preparatory
Charter School)
250,000 4.000%, 6/15/2051 265,461
Huntington, NY Local Development
Corporation Rev. ( Gurwin
Independent Housing, Inc. -
Fountaingate Gardens)
250,000 3.000%, 7/1/2025, Ser. C 256,288
Metropolitan Transportation Auth.,
NY Rev.
250,000
5.000%, 11/15/2045, Ser.
A-2
b
315,663
New York City Municipal Water
Finance Auth. Water and Sewer
System Rev.
300,000
0.020%, 6/15/2035, Ser.
BB-2
b
300,000
New York City Trust for Cultural
Resources Rev. Refg . (Carnegie
Hall)
200,000 5.000%, 12/1/2039 249,456

High Income Municipal Bond Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount
Long-Term Fixed Income
(100.4%) Value
New York (7.4%) - continued
New York Transportation
Development Corporation
Exempt Fac. Rev. (New York
State Thruway Service Areas)
$ 250,000 4.000%, 4/30/2053, AMT $ 279,661
New York Transportation
Development Corporation
Special Fac. Rev. (LaGuardia
Airport )
225,000 5.000%, 1/1/2036, AMT 266,775
New York, NY G.O.
250,000 4.000%, 3/1/2047, Ser. F-1 288,045
Suffolk County Economic
Development Corporation Rev.
(St. Johnland Assisted Living,
Inc.)
250,000 5.375%, 11/1/2054
a
255,454
Total 2,476,803
North Dakota (0.8%)
University of North Dakota
C.O.P. (Infrastructure Energy
Improvement)
225,000 5.000%, 4/1/2048, Ser. A 270,125
Total 270,125
Ohio (2.7%)
Buckeye, OH Tobacco Settlement
Financing Auth. Rev. Refg .
300,000 5.000%, 6/1/2055, Ser. B-2 336,642
Cleveland-Cuyahoga County, OH
Port Auth. Rev. Refg . (Flats East
Bank)
250,000 4.000%, 12/1/2055, Ser. A
a
259,619
Ohio Higher Educational Fac.
Commission Rev. Refg .
(University of Findlay)
100,000 5.000%, 3/1/2034 116,283
Ohio State Turnpike Commission
Rev.
150,000
Zero Coupon, 2/15/2034, Ser.
A-4
e
187,280
Total 899,824
Oregon (0.7%)
Yamhill County, OR Hospital Auth.
Rev. Refg . ( Friendsview Manor)
200,000 5.000%, 11/15/2056, Ser. A 228,962
Total 228,962
Pennsylvania (4.1%)
Allegheny County, PA Airport Auth.
Rev. (Pittsburgh International
Airport)
350,000
5.000%, 1/1/2051, Ser. A,
AMT 425,674
Lancaster County, PA Hospital
Auth. Rev. Refg . (St. Anne's
Retirement Community, Inc.)
250,000 5.000%, 3/1/2050 279,112
Principal
Amount
Long-Term Fixed Income
(100.4%) Value
Pennsylvania (4.1%) - continued
Pennsylvania Turnpike Commission
Rev. (BAM Insured)
$ 200,000
Zero Coupon, 12/1/2041, Ser.
A-3
c
$ 120,709
Pennsylvania Turnpike Commission
Rev. Refg .
225,000 5.000%, 12/1/2032 281,499
Philadelphia, PA Auth. for Industrial
Development Rev. (Cathedral
Village)
250,000 5.000%, 4/1/2039
f
266,116
Total 1,373,110
Puerto Rico (1.5%)
Puerto Rico Sales Tax Financing
Corporation Rev.
450,000 4.550%, 7/1/2040, Ser. A-1 499,903
Total 499,903
South Carolina (1.9%)
Patriots Energy Group, SC Gas
System Improvement Rev. Refg .
350,000 4.000%, 6/1/2051 399,219
South Carolina Jobs Economic
Development Auth. Rev. (Bishop
Gadsden Episcopal Retirement
Community)
200,000 5.000%, 4/1/2054, Ser. A 225,053
Total 624,272
South Dakota (0.8%)
Lincoln County, SD Economic
Development Rev. ( Augustana
College Association)
250,000 4.000%, 8/1/2051 273,377
Total 273,377
Tennessee (1.1%)
Metropolitan Government of
Nashville and Davidson County,
TN Health and Educational Fac.
Rev. Refg . ( Trevecca Nazarene
University)
300,000 5.000%, 10/1/2034 361,195
Total 361,195
Texas (8.2%)
Central Texas Regional Mobility
Auth. Rev.
300,000 5.000%, 1/1/2040, Ser. A
f
348,371
Gulf Coast Auth. Rev.
500,000 0.050%, 12/1/2025, AMT
b
500,000
Harris County, TX Cultural
Education Fac. Finance
Corporation Rev. (First Mortgage
Brazos Presbyterian Homes,
Inc.)
250,000 5.000%, 1/1/2033, Ser. A 258,629
Irving, TX Rev. Refg .
300,000 5.000%, 8/15/2043 353,148

High Income Municipal Bond Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount
Long-Term Fixed Income
(100.4%) Value
Texas (8.2%) - continued
Port Freeport, TX Rev.
$ 300,000
5.000%, 6/1/2049, Ser. A,
AMT $ 354,433
Port of Beaumont, TX Navigation
District Fac. Rev. Refg . (Dock
and Wharf Jefferson Gulf Coast
Energy)
250,000
4.000%, 1/1/2050, Ser. A,
AMT
a
257,256
Tarrant County, TX Cultural
Education Fac. Finance
Corporation Rev. Refg . (Trinity
Terrace)
235,000 5.000%, 10/1/2044, Ser. A-1 255,273
Texas Municipal Gas Acquisition
and Supply Corporation III Rev.
Refg .
50,000 5.000%, 12/15/2031 64,498
Texas Private Activity Bond Surface
Transportation Corporation Rev.
(Segment 3C)
300,000 5.000%, 6/30/2058, AMT 356,357
Total 2,747,965
Utah (4.4%)
Black Desert Public Infrastructure
District L.T.G.O.
500,000 4.000%, 3/1/2051, Ser. A
a
506,973
Salt Lake City, UT Airport Rev.
150,000
4.000%, 7/1/2051, Ser. A,
AMT 170,561
225,000
5.000%, 7/1/2036, Ser. A,
AMT 272,471
Utah Infrastructure Agency
Telecommunications and
Franchise Tax Rev. (Pleasant
Grove City)
250,000 4.000%, 10/15/2048 285,522
Utah Infrastructure Agency
Telecommunications Rev.
200,000 4.000%, 10/15/2029 235,120
Total 1,470,647
Virginia (1.6%)
Virginia Small Business Financing
Auth. Rev. (Elizabeth River
Crossings OpCo , LLC)
250,000 5.000%, 1/1/2027, AMT 256,970
Virginia Small Business Financing
Auth. Rev. (Transform 66 P3)
230,000 5.000%, 12/31/2047, AMT 272,128
Total 529,098
Wisconsin (4.3%)
Public Finance Auth. WI Rev.
(Fargo-Moorhead Metropolitan
Area Flood Risk Management)
500,000 4.000%, 3/31/2056, AMT 539,022
Public Finance Auth. WI Rev. (Texas
Biomedical Research Institute)
350,000 4.000%, 6/1/2040, Ser. A 396,813
Principal
Amount
Long-Term Fixed Income
(100.4%) Value
Wisconsin (4.3%) - continued
Wisconsin Health & Educational
Fac. Auth. Rev. (PHW
Oconomowoc, Inc.)
$ 250,000 5.125%, 10/1/2048 $ 257,620
Wisconsin Health & Educational
Fac. Auth. Rev. Refg .
(Benevolent Corporation Cedar
Community)
240,000 5.000%, 6/1/2037 262,474
Total 1,455,929
Wyoming (0.7%)
Laramie County, WY Hospital
Rev. Refg . (Cheyenne Regional
Medical Center)
200,000 4.000%, 5/1/2038 236,548
Total 236,548
Total Long-Term Fixed Income
(cost $32,441,360) 33,709,127
Principal
Amount Short-Term Investments ( 0.3% )
g
Value
Federal Home Loan Bank Discount
Notes
100,000 0.040%, 11/18/2021
h
99,998
Total Short-Term Investments
(cost $99,998) 99,998
Total Investments
(cost $32,541,358) 100.7% $33,809,125
Other Assets and Liabilities,
Net -0.7% (236,487)
Total Net Assets 100.0% $33,572,638
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2021, the value of these investments was $4,436,448 or
13.2% of total net assets.
b Denotes variable rate securities. The rate shown is as
of October 31, 2021. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c To reduce certain risks associated with securities issued
by municipalities, which may include but are not limited
to economic development in a specific industry or
municipality, the principal and/or interest payments are
guaranteed by the bond insurance company or government
agency identified.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
October 31, 2021.

High Income Municipal Bond Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

f Denotes securities that have been pre-refunded or
escrowed to maturity. Under such an arrangement, money
is deposited into an irrevocable escrow account and is used
to purchase U.S. Treasury securities or government agency
securities with maturing principal and interest earnings
sufficient to pay all debt service requirements of the pre-
refunded bonds.
g The interest rate shown reflects the yield.
h All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
AGM - Assured Guaranty Municipal Corporation
AMT - Subject to Alternative Minimum Tax
Auth. - Authority
BAM - Build America Mutual
C.O.P. - Certificate of Participation
Fac. - Facility/Facilities
G.O. - General Obligation
L.T.G.O. - Limited Tax General Obligation
NATL-RE - National Public Finance Guarantee Corporation
Refg . - Refunding
Rev. - Revenue
Ser. - Series
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $1,409,621
Gross unrealized depreciation (205,741)
Net unrealized appreciation (depreciation) $1,203,880
Cost for federal income tax purposes $32,623,344
Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2021, in valuing High Income Municipal Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Education 6,600,466 – 6,600,466 –
Electric Revenue 579,000 – 579,000 –
Escrowed/Pre-refunded 614,487 – 614,487 –
General Obligation 2,445,067 – 2,445,067 –
Health Care 6,059,167 – 6,059,167 –
Housing Finance 1,979,297 – 1,979,297 –
Industrial Development Revenue 346,102 – 346,102 –
Other Revenue 6,434,586 – 6,434,586 –
Tax Revenue 1,681,388 – 1,681,388 –
Transportation 6,092,469 – 6,092,469 –
Water & Sewer 877,098 – 877,098 –
Short-Term Investments 99,998 – 99,998 –
Total Investments at Value $33,809,125 $– $33,809,125 $–
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 18,099 18,099 – –
Total Asset Derivatives $18,099 $18,099 $– $–

High Income Municipal Bond Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
The following table presents High Income Municipal Bond Fund's futures contracts held as of October 31, 2021. Investments and/or cash totaling
$99,998 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT U.S. Long Bond (8) December 2021 ( $ 1,304,849) $ 18,099
Total Futures Short Contracts ( $ 1,304,849) $18,099
Total Futures Contracts ( $ 1,304,849) $18,099
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of October 31, 2021, for High Income Municipal
Bond Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 18,099
Total Interest Rate Contracts 18,099
Total Asset Derivatives $18,099
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2021, for
High Income Municipal Bond Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 50,736
Total Interest Rate Contracts 50,736
Total $50,736
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2021, for High Income Municipal Bond Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (8,449)
Total Interest Rate Contracts (8,449)
Total ($8,449)
The following table presents High Income Municipal Bond Fund's average volume of derivative activity during the period ended October 31,
2021.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Short ($865,802)

High Yield Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( 5.2% )
a
Value
Capital Goods (0.9%)
Grinding Media, Inc., Term Loan
$ 2,963,000
4.750%,  (LIBOR 3M +
4.000%), 9/22/2028
b,c
$ 2,966,704
Mauser Packaging Solutions
Holding Company, Term Loan
1,361,598
3.337%,  (LIBOR 1M +
3.250%), 4/3/2024
b
1,324,372
Vertiv Group Corporation, Term
Loan
3,280,213
2.830%,  (LIBOR 1M +
2.750%), 3/2/2027
b
3,255,611
Total 7,546,687
Communications Services (1.0%)
DIRECTV Financing, LLC, Term
Loan
3,065,000
5.750%,  (LIBOR 3M +
5.000%), 8/2/2027
b
3,066,471
NEP Group, Inc., Term Loan
2,396,518
3.337%,  (LIBOR 1M +
3.250%), 10/20/2025
b
2,322,010
Peraton Corporation, Term Loan
2,865,600
4.500%,  (LIBOR 1M +
3.750%), 2/1/2028
b
2,868,724
Total 8,257,205
Consumer Cyclical (0.7%)
Cengage Learning, Inc., Term
Loan
2,565,000
5.750%,  (LIBOR 3M +
4.750%), 7/14/2026
b
2,576,491
Golden Nugget, LLC, Term Loan
1,189,683
3.250%,  (LIBOR 3M +
2.500%), 10/4/2023
b
1,183,092
Staples, Inc., Term Loan
2,255,514
5.126%,  (LIBOR 3M +
5.000%), 4/12/2026
b
2,165,519
Total 5,925,102
Consumer Non-Cyclical (0.9%)
Bellring Brands, LLC, Term Loan
2,148,375
4.750%,  (LIBOR 1M +
4.000%), 10/21/2024
b
2,155,357
Endo Luxembourg Finance
Company I Sarl , Term Loan
1,318,500
5.750%,  (LIBOR 3M +
5.000%), 3/25/2028
b
1,283,705
Global Medical Response, Inc.,
Term Loan
1,389,000
0.000%,  (LIBOR 3M +
4.250%), 3/14/2025
b
1,381,666
924,000
0.000%,  (LIBOR 1M +
4.250%), 10/2/2025
b,d,e
919,546
Herens US Holdco Corporation,
Term Loan
1,546,125
4.123%,  (LIBOR 2M +
4.000%), 7/2/2028
b
1,547,841
Total 7,288,115
Principal
Amount Bank Loans (5.2%)
a
Value
Energy (0.2%)
GIP II Blue Holding LP, Term Loan
$ 2,082,000
5.500%,  (LIBOR 3M +
4.500%), 9/22/2028
b
$ 2,085,914
Total 2,085,914
Financials (0.3%)
Asurion , LLC, Term Loan
815,000
5.337%,  (LIBOR 1M +
5.250%), 1/15/2029
b
811,096
CoreLogic , Inc., Term Loan
1,410,000
4.000%,  (LIBOR 1M +
3.500%), 6/2/2028
b
1,408,943
Total 2,220,039
Technology (0.8%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
2,401,620
3.629%,  (LIBOR 2M +
3.500%), 8/21/2026
b
2,361,513
Gogo Intermediate Holdings, LLC,
Term Loan
1,406,475
4.500%,  (LIBOR 3M +
3.750%), 4/30/2028
b
1,407,066
Rackspace Technology Global,
Inc., Term Loan
1,442,750
3.500%,  (LIBOR 3M +
2.750%), 2/9/2028
b
1,432,204
Redstone Holdco 2 LP, Term Loan
1,175,000
5.500%,  (LIBOR 3M +
4.750%), 4/27/2028
b,c
1,128,000
Total 6,328,783
Transportation (0.4%)
AAdvantage Loyalty IP, Ltd., Term
Loan
2,835,000
5.500%,  (LIBOR 3M +
4.750%), 4/20/2028
b
2,951,065
Total 2,951,065
Total Bank Loans
(cost $42,642,409) 42,602,910
Principal
Amount Long-Term Fixed Income ( 91.3% ) Value
Basic Materials (5.6%)
Chemours Company
2,410,000 5.750%,  11/15/2028
f
2,476,275
Cleveland-Cliffs, Inc.
1,450,000 4.625%,  3/1/2029
f
1,502,562
2,546,000 4.875%,  3/1/2031
f,g
2,651,022
Consolidated Energy Finance SA
3,482,000 5.625%,  10/15/2028
f
3,464,938
First Quantum Minerals, Ltd.
2,340,000 7.250%,  4/1/2023
f
2,382,588
935,000 6.875%,  3/1/2026
f
973,569
Freeport-McMoRan, Inc.
1,265,000 4.125%,  3/1/2028 1,309,275
2,325,000 4.250%,  3/1/2030 2,452,875
Hecla Mining Company
805,000 7.250%,  2/15/2028 866,381

High Yield Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (91.3%) Value
Basic Materials (5.6%) - continued
Hudbay Minerals, Inc.
$ 725,000 4.500%,  4/1/2026
f
$ 723,187
Mercer International, Inc.
1,435,000 5.500%,  1/15/2026 1,452,937
480,000 5.125%,  2/1/2029 477,226
Midwest Vanadium, Pty. Ltd.
2,862,131 11.500%,  2/15/2018
*, h,i
2,862
Novelis Corporation
580,000 3.250%,  11/15/2026
f
578,550
2,010,000 4.750%,  1/30/2030
f
2,090,400
580,000 3.875%,  8/15/2031
f
566,254
OCI NV
2,853,000 4.625%,  10/15/2025
f
2,967,120
Olin Corporation
2,450,000 5.625%,  8/1/2029 2,675,963
SCIH Salt Holdings, Inc.
940,000 4.875%,  5/1/2028
f
918,850
SCIL USA Holdings, LLC
2,543,000 5.375%,  11/1/2026
e,f
2,563,675
SPCM SA
926,000 3.125%,  3/15/2027
f
915,582
1,157,000 3.375%,  3/15/2030
f
1,130,968
SunCoke Energy, Inc.
1,395,000 4.875%,  6/30/2029
f
1,384,538
Taseko Mines, Ltd.
2,420,000 7.000%,  2/15/2026
f
2,501,675
Unifrax Escrow Issuer Corporation
1,887,000 5.250%,  9/30/2028
f
1,882,283
United States Steel Corporation
3,420,000 6.875%,  3/1/2029
g
3,659,400
Venator Finance SARL
1,950,000 5.750%,  7/15/2025
f
1,821,476
Total 46,392,431
Capital Goods (10.2%)
Abengoa Abenewco 2 Bis SA,
Convertible
3,449,989
0.000%,PIK 1.500%,
4/26/2024
i,j,*
17,250
Advanced Drainage Systems, Inc.
2,360,000 5.000%,  9/30/2027
f
2,454,400
AECOM
1,505,000 5.125%,  3/15/2027 1,661,144
Amsted Industries, Inc.
1,875,000 5.625%,  7/1/2027
f
1,950,000
2,370,000 4.625%,  5/15/2030
f
2,435,175
ARD Finance SA
1,500,000 6.500%,  6/30/2027
f
1,571,250
Ardagh Packaging Finance plc
3,745,000 5.250%,  8/15/2027
f
3,735,637
Berry Global, Inc.
1,577,000 4.500%,  2/15/2026
f,g
1,600,655
Bombardier, Inc.
935,000 7.125%,  6/15/2026
f
980,581
1,950,000 7.875%,  4/15/2027
f
2,026,732
1,755,000 6.000%,  2/15/2028
f
1,770,356
Brand Industrial Services, Inc.
710,000 8.500%,  7/15/2025
f
705,563
Builders FirstSource , Inc.
900,000 5.000%,  3/1/2030
f
950,625
Principal
Amount Long-Term Fixed Income (91.3%) Value
Capital Goods (10.2%) - continued
BWAY Holding Company
$ 1,875,000 7.250%,  4/15/2025
f
$ 1,815,413
Clean Harbors, Inc.
2,920,000 5.125%,  7/15/2029
f
3,160,900
Coinbase Global, Inc.
1,075,000 3.375%,  10/1/2028
f
1,037,375
Cornerstone Building Brands, Inc.
2,830,000 6.125%,  1/15/2029
f
2,936,125
Covanta Holding Corporation
940,000 6.000%,  1/1/2027 971,725
970,000 5.000%,  9/1/2030 965,150
CP Atlas Buyer, Inc.
1,935,000 7.000%,  12/1/2028
f
1,872,113
Crown Cork & Seal Company, Inc.
2,790,000 7.375%,  12/15/2026 3,431,700
Flex Acquisition Company, Inc.
2,995,000 6.875%,  1/15/2025
f
3,024,950
GFL Environmental, Inc.
3,885,000 4.000%,  8/1/2028
f
3,787,875
H&E Equipment Services, Inc.
4,500,000 3.875%,  12/15/2028
f
4,466,250
Howmet Aerospace, Inc.
63,000 6.875%,  5/1/2025 73,000
1,495,000 5.900%,  2/1/2027 1,711,790
2,034,000 3.000%,  1/15/2029 2,003,490
IAA Spinco , Inc.
1,100,000 5.500%,  6/15/2027
f
1,142,625
JELD-WEN, Inc.
1,100,000 6.250%,  5/15/2025
f,g
1,159,125
1,175,000 4.875%,  12/15/2027
f
1,216,125
Mueller Water Products, Inc.
820,000 4.000%,  6/15/2029
f
833,325
Nesco Holdings II, Inc.
1,400,000 5.500%,  4/15/2029
f
1,417,500
New Enterprise Stone and Lime
Company, Inc.
2,683,000 5.250%,  7/15/2028
f
2,706,825
Owens-Brockway Glass Container,
Inc.
2,880,000 5.875%,  8/15/2023
f
3,031,200
Pactiv Evergreen Group
1,610,000 4.375%,  10/15/2028
f
1,587,863
PGT Innovations, Inc.
2,153,000 4.375%,  10/1/2029
f
2,134,161
SRM Escrow Issuer, LLC
3,205,000 6.000%,  11/1/2028
f
3,333,200
Stericycle, Inc.
485,000 3.875%,  1/15/2029
f
477,725
TransDigm , Inc.
4,255,000 6.250%,  3/15/2026
f
4,441,156
610,000 4.625%,  1/15/2029 606,188
1,885,000 4.875%,  5/1/2029 1,890,525
United Rentals North America, Inc.
1,710,000 3.875%,  2/15/2031 1,722,654
Vertiv Group Corporation
807,000 4.125%,  11/15/2028
f
801,956
Victors Merger Corporation
1,410,000 6.375%,  5/15/2029
f
1,325,400

High Yield Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (91.3%) Value
Capital Goods (10.2%) - continued
WESCO Distribution, Inc.
$ 1,220,000 7.250%,  6/15/2028
f
$ 1,345,550
Total 84,290,327
Communications Services (12.2%)
Altice France SA
1,410,000 5.125%,  7/15/2029
f
1,373,241
2,676,000 5.500%,  10/15/2029
f
2,623,069
C&W Senior Financing DAC
475,000 6.875%,  9/15/2027
f
500,531
CCO Holdings, LLC
3,250,000 5.375%,  6/1/2029
f
3,492,125
3,760,000 4.750%,  3/1/2030
f
3,882,200
2,360,000 4.500%,  8/15/2030
f
2,402,197
Cengage Learning, Inc.
3,020,000 9.500%,  6/15/2024
f
3,080,400
Clear Channel Outdoor Holdings,
Inc.
940,000 7.500%,  6/1/2029
f
961,502
Clear Channel Worldwide
Holdings, Inc.
2,120,000 7.750%,  4/15/2028
f
2,195,165
Consolidated Communications,
Inc.
1,200,000 5.000%,  10/1/2028
f
1,212,000
CSC Holdings, LLC
2,340,000 5.375%,  2/1/2028
f
2,410,200
2,325,000 4.125%,  12/1/2030
f
2,226,187
Cumulus Media New Holdings,
Inc.
2,208,000 6.750%,  7/1/2026
f,g
2,296,320
DIRECTV Holdings, LLC
465,000 5.875%,  8/15/2027
f
482,042
DISH DBS Corporation
1,700,000 7.375%,  7/1/2028 1,787,125
Entercom Media Corporation
3,415,000 6.500%,  5/1/2027
f
3,423,537
Front Range BidCo , Inc.
1,232,000 6.125%,  3/1/2028
f
1,202,475
Frontier Communications
Corporation
1,410,000 5.000%,  5/1/2028
f
1,432,913
GCI, LLC
3,040,000 4.750%,  10/15/2028
f
3,146,400
Gray Escrow II, Inc.
6,200,000 5.375%,  11/15/2031
e,f
6,262,000
iHeartCommunications , Inc.
710,000 8.375%,  5/1/2027 756,150
Iliad Holding SASU
1,388,000 6.500%,  10/15/2026
f
1,430,223
LCPR Senior Secured Financing
DAC
3,700,000 6.750%,  10/15/2027
f
3,885,000
Level 3 Financing, Inc.
1,640,000 4.625%,  9/15/2027
f
1,681,000
1,640,000 4.250%,  7/1/2028
f
1,621,370
Netflix, Inc.
2,066,000 4.875%,  4/15/2028 2,366,851
News Corporation
710,000 3.875%,  5/15/2029
f
720,650
Principal
Amount Long-Term Fixed Income (91.3%) Value
Communications Services (12.2%) - continued
Outfront Media Capital, LLC
$ 2,350,000 5.000%,  8/15/2027
f
$ 2,397,000
Radiate Holdco, LLC
945,000 6.500%,  9/15/2028
f
945,000
Scripps Escrow, Inc.
2,190,000 5.875%,  7/15/2027
f
2,222,850
Sirius XM Radio, Inc.
630,000 3.125%,  9/1/2026
f
630,788
1,640,000 4.000%,  7/15/2028
f
1,651,808
1,510,000 3.875%,  9/1/2031
f
1,450,551
Sprint Capital Corporation
1,955,000 6.875%,  11/15/2028 2,471,980
Sprint Corporation
1,960,000 7.125%,  6/15/2024 2,214,800
7,760,000 7.625%,  2/15/2025 9,021,000
TEGNA, Inc.
2,925,000 4.625%,  3/15/2028 2,950,594
Telesat Canada
1,080,000 4.875%,  6/1/2027
f
964,958
405,000 6.500%,  10/15/2027
f
328,674
Terrier Media Buyer, Inc.
1,510,000 8.875%,  12/15/2027
f
1,596,825
United States Cellular Corporation
2,626,000 6.700%,  12/15/2033 3,268,196
Uniti Group, LP
1,405,000 4.750%,  4/15/2028
f
1,410,501
710,000 6.500%,  2/15/2029
f
718,225
Univision Communications, Inc.
1,395,000 6.625%,  6/1/2027
f
1,509,125
Viasat , Inc.
945,000 6.500%,  7/15/2028
f
992,250
VTR Comunicaciones SPA
502,000 5.125%,  1/15/2028
f
520,825
Ziggo BV
3,034,000 5.500%,  1/15/2027
f
3,109,850
1,755,000 4.875%,  1/15/2030
f
1,784,616
Total 101,013,289
Consumer Cyclical (19.0%)
1011778 B.C., ULC
3,510,000 4.375%,  1/15/2028
f
3,528,392
Allen Media, LLC
1,873,000 10.500%,  2/15/2028
f
2,006,451
Allied Universal Finance
Corporation
700,000 4.625%,  6/1/2028
f
693,665
Allied Universal Holdco, LLC
1,465,000 6.625%,  7/15/2026
f
1,539,173
1,175,000 4.625%,  6/1/2028
f
1,165,506
940,000 6.000%,  6/1/2029
f
925,087
Allison Transmission, Inc.
3,890,000 3.750%,  1/30/2031
f
3,739,262
American Axle & Manufacturing,
Inc.
1,945,000 6.500%,  4/1/2027
g
2,030,094
Arko Corporation
1,344,000 5.125%,  11/15/2029
f
1,311,878
Ashton Woods USA, LLC
700,000 4.625%,  8/1/2029
f
693,875

High Yield Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (91.3%) Value
Consumer Cyclical (19.0%) - continued
Boyd Gaming Corporation
$ 1,880,000 4.750%,  6/15/2031
f
$ 1,934,064
Boyne USA, Inc.
1,295,000 4.750%,  5/15/2029
f
1,324,137
Brookfield Residential Properties,
Inc.
3,260,000 6.250%,  9/15/2027
f
3,394,475
1,875,000 5.000%,  6/15/2029
f
1,882,031
Caesars Entertainment, Inc.
1,400,000 8.125%,  7/1/2027
f
1,568,070
2,153,000 4.625%,  10/15/2029
f
2,163,334
Carnival Corporation
1,116,000 7.625%,  3/1/2026
f
1,175,806
3,620,000 5.750%,  3/1/2027
f
3,683,350
1,535,000 4.000%,  8/1/2028
f
1,535,000
1,396,000 6.000%,  5/1/2029
e,f
1,395,127
Cedar Fair, LP
2,500,000 5.250%,  7/15/2029 2,590,575
Churchill Downs, Inc.
935,000 4.750%,  1/15/2028
f
966,556
Cinemark USA, Inc.
935,000 5.875%,  3/15/2026
f
937,337
Colt Merger Sub, Inc.
3,072,000 6.250%,  7/1/2025
f
3,231,283
Empire Communities Corporation
2,415,000 7.000%,  12/15/2025
f
2,499,525
Ford Motor Company
1,000,000 9.625%,  4/22/2030 1,440,630
3,860,000 7.450%,  7/16/2031 5,109,675
Ford Motor Company, Convertible
1,415,000 Zero Coupon,  3/15/2026
f
1,673,785
Ford Motor Credit Company, LLC
3,400,000 5.125%,  6/16/2025 3,689,000
2,490,000 4.134%,  8/4/2025 2,630,062
3,400,000 3.375%,  11/13/2025 3,493,500
Gap, Inc.
463,000 3.875%,  10/1/2031
f
453,740
Goodyear Tire & Rubber Company
1,405,000 5.000%,  7/15/2029
f
1,482,275
1,170,000 5.250%,  7/15/2031
f
1,245,114
Guitar Center Escrow Issuer II, Inc.
500,000 8.500%,  1/15/2026
f
532,500
Hanesbrands, Inc.
1,885,000 4.875%,  5/15/2026
f
2,015,037
Herc Holdings, Inc.
4,680,000 5.500%,  7/15/2027
f
4,878,900
Hilton Domestic Operating
Company, Inc.
590,000 3.750%,  5/1/2029
f
590,000
1,950,000 4.875%,  1/15/2030 2,081,586
Hilton Grand Vacations Borrower
Escrow, LLC
2,810,000 5.000%,  6/1/2029
f
2,865,498
International Game Technology plc
1,500,000 6.250%,  1/15/2027
f
1,687,500
550,000 5.250%,  1/15/2029
f
578,188
KAR Auction Services, Inc.
2,430,000 5.125%,  6/1/2025
f
2,436,075
KB Home
1,870,000 6.875%,  6/15/2027 2,208,582
Principal
Amount Long-Term Fixed Income (91.3%) Value
Consumer Cyclical (19.0%) - continued
L Brands, Inc.
$ 1,455,000 5.250%,  2/1/2028 $ 1,568,490
2,190,000 6.625%,  10/1/2030
f
2,450,063
970,000 6.875%,  11/1/2035 1,178,492
Landry's, Inc.
1,385,000 6.750%,  10/15/2024
f
1,388,463
Macy's Retail Holdings, LLC
1,875,000 5.875%,  4/1/2029
f
1,998,160
Magic MergerCo , Inc.
1,415,000 5.250%,  5/1/2028
f
1,429,150
Mattamy Group Corporation
3,515,000 5.250%,  12/15/2027
f
3,655,600
1,300,000 4.625%,  3/1/2030
f
1,318,631
New Red Finance, Inc.
2,200,000 4.000%,  10/15/2030
f
2,131,206
Penn National Gaming, Inc.
1,400,000 4.125%,  7/1/2029
f
1,365,000
PetSmart, Inc.
3,225,000 7.750%,  2/15/2029
f
3,485,322
Prime Security Services Borrower,
LLC
4,530,000 5.750%,  4/15/2026
f
4,845,515
1,595,000 3.375%,  8/31/2027
f
1,527,835
Real Hero Merger Sub 2, Inc.
1,070,000 6.250%,  2/1/2029
f
1,099,425
Realogy Group, LLC
2,905,000 5.750%,  1/15/2029
f
3,010,306
Rite Aid Corporation
2,083,000 7.500%,  7/1/2025
f
2,088,208
Royal Caribbean Cruises, Ltd.
2,435,000 9.125%,  6/15/2023
f
2,643,874
2,650,000 4.250%,  7/1/2026
f
2,570,500
485,000 3.700%,  3/15/2028
g
459,538
Scientific Games International, Inc.
2,350,000 5.000%,  10/15/2025
f
2,419,419
2,700,000 7.250%,  11/15/2029
f
3,051,216
SeaWorld Parks and
Entertainment, Inc.
2,149,000 5.250%,  8/15/2029
f
2,189,294
Service Properties Trust
2,005,000 7.500%,  9/15/2025 2,218,923
Six Flags Theme Parks, Inc.
1,000,000 7.000%,  7/1/2025
f
1,062,500
Staples, Inc.
1,880,000 7.500%,  4/15/2026
f
1,900,285
Station Casinos, LLC
700,000 4.500%,  2/15/2028
f
705,250
Tenneco, Inc.
2,195,000 5.000%,  7/15/2026
g
2,140,674
1,100,000 7.875%,  1/15/2029
f
1,203,125
Uber Technologies, Inc.
1,460,000 6.250%,  1/15/2028
f,g
1,567,748
Wabash National Corporation
2,141,000 4.500%,  10/15/2028
f
2,081,544
WASH Multifamily Acquisition, Inc.
945,000 5.750%,  4/15/2026
f
976,894
Wyndham Destinations, Inc.
2,670,000 6.625%,  7/31/2026
f
2,981,536
Wyndham Hotels & Resorts, Inc.
1,460,000 4.375%,  8/15/2028
f
1,508,253

High Yield Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (91.3%) Value
Consumer Cyclical (19.0%) - continued
Wynn Las Vegas, LLC
$ 1,400,000 5.250%,  5/15/2027
f,g
$ 1,419,250
Total 156,645,389
Consumer Non-Cyclical (13.3%)
Albertson's Companies, Inc.
1,830,000 4.625%,  1/15/2027
f
1,915,186
4,230,000 5.875%,  2/15/2028
f
4,494,375
1,200,000 3.500%,  3/15/2029
f
1,182,822
Bausch Health Companies, Inc.
3,285,000 5.000%,  1/30/2028
f
3,032,121
2,410,000 6.250%,  2/15/2029
f
2,334,687
1,975,000 7.250%,  5/30/2029
f
2,001,682
Centene Corporation
1,450,000 4.250%,  12/15/2027 1,518,875
1,705,000 4.625%,  12/15/2029 1,839,269
830,000 3.375%,  2/15/2030 851,787
700,000 2.625%,  8/1/2031 688,604
Central Garden & Pet Company
2,320,000 4.125%,  10/15/2030 2,337,284
CHS/Community Health Systems,
Inc.
1,455,000 4.750%,  2/15/2031
f
1,455,000
Community Health Systems, Inc.
1,455,000 5.625%,  3/15/2027
f
1,522,585
1,360,000 6.875%,  4/15/2029
f
1,399,100
Coty, Inc.
940,000 5.000%,  4/15/2026
f
963,500
DaVita, Inc.
3,910,000 4.625%,  6/1/2030
f
3,929,394
945,000 3.750%,  2/15/2031
f
895,387
Edgewell Personal Care Company
1,460,000 5.500%,  6/1/2028
f
1,527,387
Encompass Health Corporation
3,185,000 4.500%,  2/1/2028 3,242,641
Endo Finance, LLC
1,000,000 9.500%,  7/31/2027
f,g
992,500
Energizer Holdings, Inc.
2,330,000 4.750%,  6/15/2028
f
2,327,087
HCA, Inc.
2,330,000 5.375%,  2/1/2025 2,592,125
1,970,000 5.875%,  2/1/2029 2,344,714
Herbalife Nutrition, Ltd.
1,269,000 7.875%,  9/1/2025
f
1,362,538
HLF Financing Sarl , LLC
2,345,000 4.875%,  6/1/2029
f
2,361,954
JBS USA Food Company
2,440,000 5.750%,  1/15/2028
f
2,543,724
JBS USA LUX SA
1,405,000 3.750%,  12/1/2031
f
1,438,369
JBS USA, LLC
940,000 5.500%,  1/15/2030
f
1,029,300
Kraft Foods Group, Inc.
1,180,000 5.000%,  6/4/2042 1,458,472
Kraft Heinz Foods Company
2,620,000 3.875%,  5/15/2027 2,839,111
2,490,000 3.750%,  4/1/2030 2,706,525
1,180,000 4.875%,  10/1/2049 1,461,200
Mattel, Inc.
2,360,000 3.375%,  4/1/2026
f
2,427,803
Principal
Amount Long-Term Fixed Income (91.3%) Value
Consumer Non-Cyclical (13.3%) - continued
$ 1,025,000 5.875%,  12/15/2027
f
$ 1,101,875
Molina Healthcare, Inc.
1,370,000 4.375%,  6/15/2028
f
1,417,950
Mozart Debt Merger Sub, Inc.
3,619,000 3.875%,  4/1/2029
f
3,600,905
2,681,000 5.250%,  10/1/2029
f
2,721,215
MPH Acquisition Holdings, LLC
1,997,000 5.750%,  11/1/2028
f,g
1,821,454
Ortho-Clinical Diagnostics, Inc.
1,488,000 7.250%,  2/1/2028
f
1,584,720
Par Pharmaceutical, Inc.
2,215,000 7.500%,  4/1/2027
f
2,234,381
Pilgrim's Pride Corporation
2,826,000 3.500%,  3/1/2032
f
2,833,065
SEG Holding, LLC
2,920,000 5.625%,  10/15/2028
f
3,073,300
Simmons Foods, Inc.
2,445,000 4.625%,  3/1/2029
f
2,469,450
Spectrum Brands, Inc.
1,740,000 5.000%,  10/1/2029
f
1,857,450
730,000 5.500%,  7/15/2030
f
788,400
Syneos Health, Inc.
1,655,000 3.625%,  1/15/2029
f
1,633,485
Tenet Healthcare Corporation
4,350,000 4.875%,  1/1/2026
f
4,458,750
3,960,000 5.125%,  11/1/2027
f
4,138,200
Teva Pharmaceutical Finance
Netherlands III BV
2,655,000 3.150%,  10/1/2026 2,502,338
TreeHouse Foods, Inc.
1,088,000 4.000%,  9/1/2028
g
1,039,147
United Natural Foods, Inc.
2,430,000 6.750%,  10/15/2028
f
2,630,475
VRX Escrow Corporation
2,507,000 6.125%,  4/15/2025
f
2,553,430
Total 109,477,098
Energy (12.0%)
Antero Resources Corporation
608,000 8.375%,  7/15/2026
f
684,000
1,170,000 5.375%,  3/1/2030
f
1,238,445
Apache Corporation
1,465,000 4.375%,  10/15/2028 1,574,626
3,025,000 5.100%,  9/1/2040 3,389,966
Archrock Partners, LP
970,000 6.250%,  4/1/2028
f
1,003,950
Buckeye Partners, LP
825,000 4.125%,  12/1/2027 831,187
1,530,000 4.500%,  3/1/2028
f
1,510,875
Cheniere Energy Partners, LP
2,345,000 4.500%,  10/1/2029 2,503,710
232,000 3.250%,  1/31/2032
f
229,958
Chesapeake Escrow Issuer, LLC
1,180,000 5.500%,  2/1/2026
f
1,230,150
Comstock Resources, Inc.
1,170,000 5.875%,  1/15/2030
f
1,216,566
Continental Resources, Inc.
1,330,000 5.750%,  1/15/2031
f
1,592,675
CQP Holdco, LP
2,345,000 5.500%,  6/15/2031
f
2,438,800

High Yield Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (91.3%) Value
Energy (12.0%) - continued
CrownRock Finance, Inc.
$ 1,710,000 5.625%,  10/15/2025
f
$ 1,748,475
DT Midstream, Inc.
1,005,000 4.125%,  6/15/2029
f
1,012,186
540,000 4.375%,  6/15/2031
f
547,106
Enagas SA
2,475,000 5.500%,  1/15/2028
f
2,483,984
Encana Corporation
930,000 6.625%,  8/15/2037 1,263,645
Endeavor Energy Resources, LP
980,000 6.625%,  7/15/2025
f
1,033,446
980,000 5.750%,  1/30/2028
f
1,029,000
EnLink Midstream, LLC
2,425,000 5.625%,  1/15/2028
f
2,571,306
EQM Midstream Partners, LP
970,000 4.500%,  1/15/2029
f
997,888
EQT Corporation
470,000 3.125%,  5/15/2026
f
473,525
975,000 3.900%,  10/1/2027 1,040,812
610,000 5.000%,  1/15/2029 677,676
Genesis Energy, LP
970,000 6.500%,  10/1/2025 956,129
470,000 6.250%,  5/15/2026 454,725
Harvest Midstream, LP
3,170,000 7.500%,  9/1/2028
f
3,328,500
Hess Midstream Operations, LP
710,000 5.625%,  2/15/2026
f
735,738
1,395,000 4.250%,  2/15/2030
f
1,395,000
Hilcorp Energy I, LP
935,000 6.000%,  2/1/2031
f
959,659
ITT Holdings, LLC
1,670,000 6.500%,  8/1/2029
f
1,674,175
Laredo Petroleum, Inc.
2,325,000 7.750%,  7/31/2029
f
2,290,125
Murphy Oil Corporation
1,465,000 5.875%,  12/1/2027 1,525,431
Nabors Industries, Ltd.
1,405,000 7.250%,  1/15/2026
f
1,362,850
Newfield Exploration Company
2,575,000 5.375%,  1/1/2026 2,867,742
NGL Energy Operating, LLC
845,000 7.500%,  2/1/2026
f
856,889
NGL Energy Partners, LP
470,000 7.500%,  11/1/2023 451,200
930,000 7.500%,  4/15/2026
g
794,871
NuStar Logistics, LP
485,000 5.750%,  10/1/2025 518,950
Oasis Petroleum, Inc.
930,000 6.375%,  6/1/2026
f
983,475
Occidental Petroleum Corporation
1,655,000 3.450%,  7/15/2024 1,692,238
1,600,000 3.500%,  6/15/2025 1,656,000
1,955,000 8.000%,  7/15/2025 2,306,900
935,000 3.500%,  8/15/2029 949,025
1,955,000 8.875%,  7/15/2030 2,649,025
2,445,000 4.300%,  8/15/2039 2,457,225
2,445,000 4.400%,  4/15/2046 2,473,768
Patterson-UTI Energy, Inc.
935,000 3.950%,  2/1/2028 937,250
470,000 5.150%,  11/15/2029 484,864
Principal
Amount Long-Term Fixed Income (91.3%) Value
Energy (12.0%) - continued
PBF Holding Company, LLC
$ 1,045,000 9.250%,  5/15/2025
f
$ 1,013,650
Precision Drilling Corporation
1,395,000 6.875%,  1/15/2029
f
1,440,338
Range Resources Corporation
820,000 4.875%,  5/15/2025 854,850
Rockcliff Energy II, LLC
578,000 5.500%,  10/15/2029
f
593,028
Sanchez Energy Corporation
3,260,000 0.000%,  2/15/2023
c,h,i
3
SM Energy Company
820,000 5.625%,  6/1/2025 822,050
Southwestern Energy Company
935,000 8.375%,  9/15/2028 1,042,525
935,000 5.375%,  2/1/2029
f
986,425
Summit Midstream Holdings, LLC
1,881,000 8.500%,  10/15/2026
e,f
1,890,838
Sunoco, LP
975,000 4.500%,  5/15/2029 985,969
1,449,000 4.500%,  4/30/2030
f
1,461,780
Targa Resources Partners, LP
1,415,000 6.500%,  7/15/2027 1,515,819
825,000 4.875%,  2/1/2031 889,540
Teine Energy, Ltd.
930,000 6.875%,  4/15/2029
f
946,275
Transocean, Inc.
2,597,000 11.500%,  1/30/2027
f
2,648,940
USA Compression Partners LP
700,000 6.875%,  9/1/2027 727,125
Venture Global Calcasieu Pass,
LLC
1,969,000 3.875%,  8/15/2029
f
2,003,458
1,280,000 4.125%,  8/15/2031
f
1,324,736
Vine Energy Holdings, LLC
930,000 6.750%,  4/15/2029
f
998,588
W&T Offshore, Inc.
700,000 9.750%,  11/1/2023
f
679,875
Weatherford International, Ltd.
2,151,000 8.625%,  4/30/2030
f
2,209,443
Western Gas Partners, LP
2,325,000 4.650%,  7/1/2026 2,511,000
Total 98,631,966
Financials (8.8%)
Alliant Holdings Intermediate, LLC
1,075,000 6.750%,  10/15/2027
f
1,109,937
Ally Financial, Inc.
1,900,000 5.750%,  11/20/2025 2,156,894
Altice Financing SA
935,000 5.750%,  8/15/2029
f,g
919,806
American Finance Trust, Inc.
1,608,000 4.500%,  9/30/2028
f
1,608,000
Barclays plc
1,860,000 4.375%,  3/15/2028
b,k
1,829,868
CANPACK SA
1,000,000 3.125%,  11/1/2025
f
1,005,000
Charles Schwab Corporation
1,890,000 4.000%,  6/1/2026
b,k
1,945,094

High Yield Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (91.3%) Value
Financials (8.8%) - continued
Chobani , LLC
$ 1,945,000 4.625%,  11/15/2028
f
$ 1,988,762
Coinbase Global, Inc.
1,075,000 3.625%,  10/1/2031
f,g
1,023,937
Credit Acceptance Corporation
1,420,000 5.125%,  12/31/2024
f
1,451,950
Diversified Healthcare Trust
3,625,000 4.375%,  3/1/2031 3,502,656
Drawbridge Special Opportunities
Fund, LP
4,500,000 3.875%,  2/15/2026
f
4,621,236
Fortress Transportation and
Infrastructure Investors, LLC
1,500,000 6.500%,  10/1/2025
f
1,543,575
500,000 5.500%,  5/1/2028
f
501,250
Genworth Holdings, Inc.
475,000 4.900%,  8/15/2023 485,687
Global Net Lease, Inc.
4,000,000 3.750%,  12/15/2027
f
3,953,397
Icahn Enterprises, LP
2,450,000 4.750%,  9/15/2024 2,539,290
2,480,000 6.250%,  5/15/2026 2,597,800
3,045,000 5.250%,  5/15/2027 3,166,800
iStar , Inc.
1,870,000 5.500%,  2/15/2026 1,942,463
Jefferies Finance, LLC
1,975,000 5.000%,  8/15/2028
f
2,001,781
Ladder Capital Finance Holdings,
LLP
1,875,000 4.750%,  6/15/2029
f
1,889,063
LPL Holdings, Inc.
2,345,000 4.375%,  5/15/2031
f
2,400,694
MGM Growth Properties Operating
Partnership, LP
2,250,000 5.750%,  2/1/2027 2,565,000
MPT Operating Partnership, LP
2,450,000 4.625%,  8/1/2029 2,590,875
Navient Corporation
1,420,000 6.750%,  6/25/2025 1,562,809
NFP Corporation
710,000 6.875%,  8/15/2028
f
721,320
OneMain Finance Corporation
700,000 3.500%,  1/15/2027 684,250
2,365,000 4.000%,  9/15/2030 2,297,006
PennyMac Financial Services, Inc.
1,685,000 4.250%,  2/15/2029
f
1,588,113
Playtika Holding Corporation
615,000 4.250%,  3/15/2029
f
616,722
Service Properties Trust
945,000 4.750%,  10/1/2026 934,605
Springleaf Finance Corporation
720,000 7.125%,  3/15/2026 817,200
2,010,000 6.625%,  1/15/2028 2,256,225
Trivium Packaging Finance
1,040,000 5.500%,  8/15/2026
f
1,080,279
470,000 8.500%,  8/15/2027
f
495,667
United Wholesale Mortgage, LLC
2,035,000 5.500%,  4/15/2029
f
1,979,038
VICI Properties, LP
1,050,000 4.250%,  12/1/2026
f
1,087,622
2,010,000 3.750%,  2/15/2027
f
2,065,275
Principal
Amount Long-Term Fixed Income (91.3%) Value
Financials (8.8%) - continued
$ 1,050,000 4.625%,  12/1/2029
f
$ 1,120,219
2,010,000 4.125%,  8/15/2030
f
2,110,500
Total 72,757,665
Technology (5.2%)
Black Knight InfoServ , LLC
2,425,000 3.625%,  9/1/2028
f
2,412,875
CommScope Technologies
Finance, LLC
2,702,000 6.000%,  6/15/2025
f
2,674,521
CommScope , Inc.
1,470,000 7.125%,  7/1/2028
f
1,449,787
Everi Holdings, Inc.
935,000 5.000%,  7/15/2029
f
957,206
Iron Mountain, Inc.
3,455,000 5.250%,  3/15/2028
f
3,601,838
610,000 5.000%,  7/15/2028
f
628,300
980,000 5.250%,  7/15/2030
f
1,023,326
1,830,000 4.500%,  2/15/2031
f
1,848,300
MSCI, Inc.
2,390,000 3.250%,  8/15/2033
f
2,399,249
NCR Corporation
3,960,000 5.750%,  9/1/2027
f
4,167,900
PTC, Inc.
360,000 3.625%,  2/15/2025
f
365,859
1,055,000 4.000%,  2/15/2028
f
1,069,506
Rackspace Technology Global,
Inc.
965,000 3.500%,  2/15/2028
f
921,913
550,000 5.375%,  12/1/2028
f,g
529,375
Seagate HDD Cayman
3,665,000 4.091%,  6/1/2029 3,789,500
2,050,000 3.375%,  7/15/2031
f
1,964,638
Sensata Technologies, Inc.
2,000,000 3.750%,  2/15/2031
f
1,972,500
Shift4 Payments, LLC
1,000,000 4.625%,  11/1/2026
f
1,036,250
SS&C Technologies, Inc.
3,990,000 5.500%,  9/30/2027
f
4,199,475
Switch, Ltd.
2,560,000 3.750%,  9/15/2028
f
2,547,200
Unisys Corporation
1,460,000 6.875%,  11/1/2027
f
1,591,400
Viavi Solutions, Inc.
1,606,000 3.750%,  10/1/2029
f
1,594,437
Total 42,745,355
Transportation (2.3%)
AerCap Holdings NV
2,460,000 5.875%,  10/10/2079
b
2,566,469
Air Canada
580,000 3.875%,  8/15/2026
f
587,250
American Airlines, Inc.
1,381,000 11.750%,  7/15/2025
f
1,710,714
470,000 5.500%,  4/20/2026
f
493,030
935,000 5.750%,  4/20/2029
f
1,006,294
Avis Budget Car Rental, LLC
1,750,000 5.375%,  3/1/2029
f,g
1,841,875
Delta Air Lines, Inc.
1,572,000 7.000%,  5/1/2025
f
1,834,447

High Yield Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (91.3%) Value
Transportation (2.3%) - continued
$ 1,460,000 4.750%,  10/20/2028
f
$ 1,621,229
Spirit Loyalty Cayman, Ltd.
450,000 8.000%,  9/20/2025
f
503,702
United Airlines, Inc.
1,845,000 4.375%,  4/15/2026
f
1,908,597
2,565,000 4.625%,  4/15/2029
f
2,644,463
XPO Logistics, Inc.
2,200,000 6.250%,  5/1/2025
f
2,317,590
Total 19,035,660
Utilities (2.7%)
Calpine Corporation
4,145,000 4.500%,  2/15/2028
f
4,198,926
Leeward Renewable Energy
Operations, LLC
935,000 4.250%,  7/1/2029
f
939,581
NextEra Energy Operating
Partners, LP
5,010,000 3.875%,  10/15/2026
f
5,329,388
NRG Energy, Inc.
1,215,000 3.375%,  2/15/2029
f
1,184,625
1,270,000 5.250%,  6/15/2029
f
1,352,550
Suburban Propane Partners, LP
2,805,000 5.875%,  3/1/2027 2,906,681
Sunnova Energy Corporation
930,000 5.875%,  9/1/2026
f
943,950
Terraform Global Operating, LLC
2,340,000 6.125%,  3/1/2026
f
2,399,132
TerraForm Power Operating, LLC
2,760,000 5.000%,  1/31/2028
f
2,939,400
Total 22,194,233
Total Long-Term Fixed Income
(cost $731,024,995) 753,183,413
Shares
Collateral Held for Securities
Loaned ( 2.6% ) Value
21,111,507 Thrivent Cash Management Trust 21,111,507
Total Collateral Held for
Securities Loaned
(cost $21,111,507) 21,111,507
Shares Preferred Stock ( 0.8% ) Value
Financials (0.8%)
82,373 Bank of America Corporation,
5.000%
k
2,202,654
480 Bank of America Corporation,
Convertible, 7.250%
k
687,465
59,240 J.P. Morgan Chase & Company,
4.750%
k
1,553,273
1,476 Wells Fargo & Company,
Convertible, 7.50%
k
2,243,476
Total 6,686,868
Total Preferred Stock
(cost $6,075,831) 6,686,868
Shares Common Stock ( 0.3% ) Value
Communications Services (0.1%)
73,061 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
c,l
$ 1,424,689
Total 1,424,689
Energy (0.2%)
11,318 California Resources Corporation,
Warrants (Expires 10/27/2024)
l
175,316
42,480 Noble Corporation
l
1,068,797
8,783 Noble Corporation, Warrants
(Expires 02/05/2028)
l
117,692
8,783 Noble Corporation, Warrants
(Expires 02/05/2028)
l
110,666
Total 1,472,471
Total Common Stock
(cost $1,557,363) 2,897,160
Shares or
Principal
Amount Short-Term Investments ( 2.8% ) Value
Federal Home Loan Bank Discount
Notes
500,000 0.040%, 11/18/2021
m,n
499,991
Thrivent Core Short-Term Reserve
Fund
2,129,525 0.130% 21,295,254
U.S. Treasury Bills
500,000 0.047%, 11/4/2021
m
499,999
1,000,000 0.020%, 11/18/2021
m,o
999,976
Total Short-Term Investments
(cost $23,281,659) 23,295,220
Total Investments (cost
$825,693,764) 103.0% $849,777,078
Other Assets and Liabilities, Net
(3.0%) (24,421,120)
Total Net Assets 100.0% $825,355,958
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as
of October 31, 2021. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2021, the value of these investments was $553,190,251 or
67.0% of total net assets.
g All or a portion of the security is on loan.
h Defaulted security.  Interest is not being accrued.
i In bankruptcy.  Income is not being accrued per the
bankruptcy agreement terms.

High Yield Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

j Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of October 31, 2021.
k Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
l Non-income producing security.
m The interest rate shown reflects the yield.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
o All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in High Yield
Fund as of October 31, 2021 was $20,112 or 0.00% of total
net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of
October 31, 2021.
Security
Acquisition
Date Cost
Abengoa Abenewco 2 Bis SA,
Convertible, 4/26/2024 4/26/2019 $ 490,667
Midwest Vanadium, Pty. Ltd.,
2/15/2018 2/9/2011 2,714,489
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent High Yield Fund as of
October 31, 2021:
Securities Lending Transactions
Long-Term Fixed Income $ 20,363,945
Total lending $20,363,945
Gross amount payable upon return of
collateral for securities loaned $21,111,507
Net amounts due to counterparty $747,562
Definitions:
PIK - Payment-In-Kind
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $29,178,470
Gross unrealized depreciation (7,828,512)
Net unrealized appreciation (depreciation) $21,349,958
Cost for federal income tax purposes $829,268,673

High Yield Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2021, in valuing High Yield Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Capital Goods 7,546,687 – 4,579,983 2,966,704
Communications Services 8,257,205 – 8,257,205 –
Consumer Cyclical 5,925,102 – 5,925,102 –
Consumer Non-Cyclical 7,288,115 – 7,288,115 –
Energy 2,085,914 – 2,085,914 –
Financials 2,220,039 – 2,220,039 –
Technology 6,328,783 – 5,200,783 1,128,000
Transportation 2,951,065 – 2,951,065 –
Long-Term Fixed Income
Basic Materials 46,392,431 – 46,392,431 –
Capital Goods 84,290,327 – 84,290,327 –
Communications Services 101,013,289 – 101,013,289 –
Consumer Cyclical 156,645,389 – 156,645,389 –
Consumer Non-Cyclical 109,477,098 – 109,477,098 –
Energy 98,631,966 – 98,631,963 3
Financials 72,757,665 – 72,757,665 –
Technology 42,745,355 – 42,745,355 –
Transportation 19,035,660 – 19,035,660 –
Utilities 22,194,233 – 22,194,233 –
Preferred Stock
Financials 6,686,868 6,686,868 – –
Common Stock
Communications Services 1,424,689 – – 1,424,689
Energy 1,472,471 1,244,113 228,358 –
Short-Term Investments 1,999,966 – 1,999,966 –
Subtotal Investments in Securities $807,370,317 $7,930,981 $793,919,940 $5,519,396
Other Investments  * Total
Affiliated Short-Term Investments 21,295,254
Collateral Held for Securities Loaned 21,111,507
Subtotal Other Investments $42,406,761
Total Investments at Value $849,777,078
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 786,927 786,927 – –
Credit Default Swaps 54,626 – 54,626 –
Total Asset Derivatives $841,553 $786,927 $54,626 $–
The following table presents High Yield Fund's futures contracts held as of October 31, 2021. Investments and/or cash totaling $499,991 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note (256) December 2021 ( $ 34,008,207) $ 548,206
CBOT 5-Yr. U.S. Treasury Note (127) December 2021 (15,700,971) 238,721
Total Futures Short Contracts ( $ 49,709,178) $786,927
Total Futures Contracts ( $ 49,709,178) $786,927

High Yield Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents High Yield Fund's swaps contracts held as of October 31, 2021. Investments totaling $999,976 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 37, 5 Year, at 5.00%, Quarterly Buy 12/20/2026 $ 16,200,000 $ – $ 54,626 $ 54,626
Total Credit Default Swaps $– $54,626 $54,626
1 As the buyer of protection, High Yield Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, High Yield Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments High Yield Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of October 31, 2021, for High Yield Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 786,927
Total Interest Rate Contracts 786,927
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 54,626
Total Credit Contracts 54,626
Total Asset Derivatives $841,553
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2021, for
High Yield Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (529,127)
Total Interest Rate Contracts (529,127)
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements (311,586)
Total Credit Contracts (311,586)
Total ($840,713)

High Yield Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2021, for High Yield Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 786,927
Total Interest Rate Contracts 786,927
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 9,986
Total Credit Contracts 9,986
Total $796,913
The following table presents High Yield Fund's average volume of derivative activity during the period ended October 31, 2021.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Short ($30,745,777)
Credit Contracts
Credit Default Swaps - Buy
Protection (205,719)
Credit Default Swaps - Sell
Protection 285,567
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in High Yield Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
10/31/2021
Shares Held at
10/31/2021
% of Net
Assets
10/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% $28,175 $335,835 $342,715 $21,295 2,130 2.6%
Total Affiliated Short-Term Investments 28,175 21,295 2.6
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   21,075 141,275 141,238 21,112 21,112 2.6
Total Collateral Held for Securities Loaned 21,075 21,112 2.6
Total Value $49,250 $42,407
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2020
- 10/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% $8 $(8) $– $40
Total Income/Non Income Cash from Affiliated Investments $40
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 1 84
Total Affiliated Income from Securities Loaned, Net $84
Total $8 $(8) $1

Income Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( 0.3% )
a
Value
Basic Materials (<0.1%)
Ball Metalpack Finco , LLC, Term
Loan
$ 58,050
4.621%,  (LIBOR 3M +
4.500%), 7/31/2025
b
$ 57,905
Total 57,905
Communications Services (0.1%)
Altice France SA, Term Loan
124,150
2.879%,  (LIBOR 3M +
2.750%), 7/31/2025
b
121,951
Eagle Broadband Investments,
LLC, Term Loan
421,813
3.750%,  (LIBOR 3M +
3.000%), 11/12/2027
b
421,551
Radiate Holdco, LLC, Term Loan
382,112
4.250%,  (LIBOR 1M +
3.500%), 9/25/2026
b
380,985
WideOpenWest Finance, LLC,
Term Loan
39,674
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
39,610
Total 964,097
Consumer Cyclical (0.1%)
Golden Entertainment, Inc., Term
Loan
320,625
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
319,958
LCPR Loan Financing, LLC, Term
Loan
215,000
3.840%,  (LIBOR 1M +
3.750%), 10/15/2028
b
215,107
Scientific Games International,
Inc., Term Loan
530,750
2.837%,  (LIBOR 1M +
2.750%), 8/14/2024
b
528,277
Tenneco, Inc., Term Loan
277,150
3.087%,  (LIBOR 1M +
3.000%), 10/1/2025
b
272,475
Total 1,335,817
Consumer Non-Cyclical (0.1%)
Bausch Health Americas, Inc.,
Term Loan
155,161
3.087%,  (LIBOR 1M +
3.000%), 6/1/2025
b
154,764
Endo Luxembourg Finance
Company I Sarl , Term Loan
213,925
5.750%,  (LIBOR 3M +
5.000%), 3/25/2028
b
208,279
Global Medical Response, Inc.,
Term Loan
96,250
0.000%,  (LIBOR 3M +
4.250%), 3/14/2025
b
95,742
310,000
0.000%,  (LIBOR 1M +
4.250%), 10/2/2025
b,c,d
308,506
Total 767,291
Principal
Amount Bank Loans (0.3%)
a
Value
Technology (<0.1%)
Prime Security Services Borrower,
LLC, Term Loan
$ 228,850
3.500%,  (LIBOR 3M +
2.750%), 9/23/2026
b
$ 228,408
Total 228,408
Total Bank Loans
(cost $3,349,121) 3,353,518
Principal
Amount Long-Term Fixed Income ( 97.2% ) Value
Asset-Backed Securities (3.9%)
522 Funding CLO, Ltd.
1,800,000
3.974%,  (LIBOR 3M +
3.850%), 10/23/2033, Ser.
2020-6A, Class D
b,e
1,803,490
Aimco CLO 15, Ltd.
4,000,000
1.264%,  (LIBOR 3M +
1.140%), 10/17/2034, Ser.
2015-AA, Class AR2
b,e
4,007,948
Arch Street CLO, Ltd.
3,000,000
1.832%,  (LIBOR 3M +
1.700%), 10/20/2028, Ser.
2016-2A, Class BR2
b,e
3,000,543
Atrium IX
2,400,000
2.121%,  (LIBOR 3M +
2.000%), 5/28/2030, Ser. 9A,
Class CR2
b,e
2,400,233
Bardot CLO, Ltd.
3,200,000
2.029%,  (LIBOR 3M +
1.900%), 10/22/2032, Ser.
2019-2A, Class CR
b,e
3,200,624
Benefit Street Partners CLO II, Ltd.
2,400,000
2.024%,  (LIBOR 3M +
1.900%), 7/15/2029, Ser.
2013-IIA, Class BR2
b,e
2,378,145
CarVal CLO II, Ltd.
2,400,000
2.132%,  (LIBOR 3M +
2.000%), 4/20/2032, Ser.
2019-1A, Class CR
b,e
2,400,108
Galaxy XXIII CLO, Ltd.
800,000
1.824%,  (LIBOR 3M +
1.700%), 4/24/2029, Ser.
2017-23A, Class C1R
b,e
800,038
Magnetite XII, Ltd.
1,800,000
1.224%,  (LIBOR 3M +
1.100%), 10/15/2031, Ser.
2015-12A, Class ARR
b,e
1,800,522
Neuberger Berman CLO XIV, Ltd.
1,800,000
1.166%,  (LIBOR 3M +
1.030%), 1/28/2030, Ser.
2013-14A, Class AR2
b,e
1,798,258
OCP CLO, Ltd.
2,875,000
2.124%,  (LIBOR 3M +
2.000%), 7/15/2030, Ser.
2017-13A, Class BR
b,e
2,874,988
Octagon Investment Partners 31,
LLC
1,800,000
3.532%,  (LIBOR 3M +
3.400%), 7/20/2030, Ser.
2017-1A, Class DR
b,e
1,800,157

Income Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.2%) Value
Asset-Backed Securities (3.9%) - continued
Octagon Investment Partners 50,
Ltd.
$ 2,000,000
2.624%,  (LIBOR 3M +
2.500%), 10/15/2033, Ser.
2020-4A, Class C
b,e
$ 2,002,394
Octagon Investment Partners XVI,
Ltd.
1,400,000
1.522%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,e
1,401,189
Palmer Square Loan Funding, Ltd.
2,800,000
2.429%,  (LIBOR 3M +
2.300%), 11/25/2028, Ser.
2020-4A, Class B
b,e
2,801,243
PPM CLO, Ltd.
3,250,000
1.319%,  (LIBOR 3M +
1.200%), 10/18/2034, Ser.
2021-5A, Class A
b,e
3,250,809
Sound Point CLO XV, Ltd.
3,600,000
1.624%,  (LIBOR 3M +
1.500%), 1/23/2029, Ser.
2017-1A, Class BR
b,e
3,600,864
Sound Point CLO, Ltd.
1,800,000
2.382%,  (LIBOR 3M +
2.250%), 1/20/2032, Ser.
2019-1A, Class CR
b,e
1,800,869
THL Credit Wind River CLO, Ltd.
2,425,000
2.974%,  (LIBOR 3M +
2.850%), 7/15/2028, Ser.
2016-1A, Class DR
b,e
2,424,981
Total 45,547,403
Basic Materials (2.3%)
Alcoa Nederland Holding BV
130,000 5.500%,  12/15/2027
e
139,750
Anglo American Capital plc
1,800,000 3.625%,  9/11/2024
e
1,912,078
1,450,000 4.750%,  4/10/2027
e
1,628,073
Cleveland-Cliffs, Inc.
90,000 4.625%,  3/1/2029
e
93,262
90,000 4.875%,  3/1/2031
e
93,712
Freeport-McMoRan, Inc.
180,000 4.125%,  3/1/2028 186,300
1,150,000 5.250%,  9/1/2029 1,258,675
1,150,000 4.625%,  8/1/2030 1,243,438
Glencore Funding, LLC
520,000 4.125%,  5/30/2023
e
545,730
3,013,000 4.000%,  3/27/2027
e
3,256,187
1,800,000 2.500%,  9/1/2030
e
1,760,661
Ingevity Corporation
180,000 3.875%,  11/1/2028
e
176,841
International Flavors and
Fragrances, Inc.
3,000,000 3.468%,  12/1/2050
e
3,215,493
Kinross Gold Corporation
360,000 5.950%,  3/15/2024 395,154
OCI NV
179,000 4.625%,  10/15/2025
e
186,160
Olin Corporation
180,000 5.125%,  9/15/2027 186,975
Principal
Amount Long-Term Fixed Income (97.2%) Value
Basic Materials (2.3%) - continued
Syngenta Finance NV
$ 1,825,000 4.441%,  4/24/2023
e
$ 1,900,268
3,009,000 5.182%,  4/24/2028
e
3,362,827
Teck Resources, Ltd.
1,730,000 6.125%,  10/1/2035 2,235,247
Westlake Chemical Corporation
1,800,000 3.600%,  8/15/2026 1,967,592
WestRock Company
730,000 3.750%,  3/15/2025 785,424
Total 26,529,847
Capital Goods (3.7%)
Amsted Industries, Inc.
145,000 5.625%,  7/1/2027
e
150,800
BAE Systems plc
1,700,000 3.400%,  4/15/2030
e
1,817,790
1,400,000 1.900%,  2/15/2031
e
1,339,016
Boeing Company
4,350,000 5.930%,  5/1/2060 6,121,476
900,000 5.150%,  5/1/2030 1,049,898
3,000,000 5.705%,  5/1/2040 3,851,884
Carrier Global Corporation
1,200,000 3.577%,  4/5/2050 1,300,003
2,000,000 2.722%,  2/15/2030 2,052,576
1,450,000 2.700%,  2/15/2031 1,480,229
1,900,000 3.377%,  4/5/2040 1,988,048
Crown Cork & Seal Company, Inc.
360,000 7.375%,  12/15/2026 442,800
General Electric Company
2,800,000
3.446%,  (LIBOR 3M +
3.330%), 12/15/2021
b,f
2,729,998
GFL Environmental, Inc.
180,000 3.500%,  9/1/2028
e
179,100
Howmet Aerospace, Inc.
5,000 6.875%,  5/1/2025 5,794
2,750,000 3.000%,  1/15/2029 2,708,750
Huntington Ingalls Industries, Inc.
1,100,000 3.844%,  5/1/2025 1,182,861
Meritage Homes Corporation
3,430,000 3.875%,  4/15/2029
e
3,554,337
Northrop Grumman Corporation
1,250,000 3.250%,  1/15/2028 1,346,221
Owens-Brockway Glass Container,
Inc.
250,000 5.875%,  8/15/2023
e
263,125
Raytheon Technologies
Corporation
2,800,000 4.125%,  11/16/2028 3,173,273
Roper Technologies, Inc.
1,260,000 3.800%,  12/15/2026 1,381,783
SRM Escrow Issuer, LLC
180,000 6.000%,  11/1/2028
e
187,200
Textron, Inc.
720,000 4.300%,  3/1/2024 767,648
370,000 3.875%,  3/1/2025 396,336
1,440,000 3.650%,  3/15/2027 1,565,150
United Rentals North America, Inc.
360,000 4.000%,  7/15/2030 367,304

Income Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.2%) Value
Capital Goods (3.7%) - continued
United Technologies Corporation
$ 1,075,000 4.450%,  11/16/2038 $ 1,296,598
Total 42,699,998
Collateralized Mortgage Obligations (<0.1%)
GMAC Mortgage Corporation
Loan Trust
99,115
0.589%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
b,g
64,650
Wachovia Mortgage Loan Trust,
LLC
139,484
2.376%,  5/20/2036, Ser.
2006-A, Class 2A1
b
143,857
Total 208,507
Communications Services (8.1%)
American Tower Corporation
1,875,000 2.750%,  1/15/2027 1,948,264
1,440,000 3.125%,  1/15/2027 1,521,008
1,100,000 3.550%,  7/15/2027 1,186,275
1,900,000 1.875%,  10/15/2030 1,807,816
AT&T, Inc.
2,893,000 3.650%,  9/15/2059 2,934,670
1,519,000 4.300%,  2/15/2030 1,724,924
1,750,000 2.750%,  6/1/2031 1,780,153
3,368,000 2.550%,  12/1/2033 3,270,894
1,810,000 4.300%,  12/15/2042 2,048,773
2,850,000 3.100%,  2/1/2043 2,752,249
1,800,000 4.500%,  3/9/2048 2,127,254
CCO Holdings, LLC
110,000 5.500%,  5/1/2026
e
113,630
180,000 4.750%,  3/1/2030
e
185,850
140,000 4.500%,  8/15/2030
e
142,503
Charter Communications
Operating, LLC
2,500,000 4.800%,  3/1/2050 2,841,512
1,700,000 4.908%,  7/23/2025 1,890,466
1,550,000 6.384%,  10/23/2035 2,013,141
2,000,000 3.500%,  6/1/2041 1,963,439
2,925,000 6.484%,  10/23/2045 4,034,963
Comcast Corporation
385,000 2.887%,  11/1/2051
e
374,505
1,600,000 4.600%,  10/15/2038 1,958,394
1,800,000 4.650%,  7/15/2042 2,236,781
Cox Communications, Inc.
1,800,000 3.350%,  9/15/2026
e
1,936,481
CSC Holdings, LLC
300,000 4.125%,  12/1/2030
e
287,250
Cumulus Media New Holdings,
Inc.
140,000 6.750%,  7/1/2026
e,h
145,600
Discovery Communications, LLC
900,000 4.900%,  3/11/2026 1,014,539
Front Range BidCo , Inc.
180,000 4.000%,  3/1/2027
e
174,825
GCI, LLC
60,000 4.750%,  10/15/2028
e
62,100
Level 3 Financing, Inc.
360,000 4.250%,  7/1/2028
e
355,910
Principal
Amount Long-Term Fixed Income (97.2%) Value
Communications Services (8.1%) - continued
Netflix, Inc.
$ 800,000 4.875%,  4/15/2028 $ 916,496
2,155,000 5.875%,  11/15/2028 2,623,066
1,200,000 6.375%,  5/15/2029 1,513,500
3,700,000 4.875%,  6/15/2030
e
4,347,500
Nexstar Escrow Corporation
360,000 5.625%,  7/15/2027
e
379,800
Omnicom Group, Inc.
700,000 4.200%,  6/1/2030 794,366
SBA Communications Corporation
180,000 3.125%,  2/1/2029
e
172,800
Sinclair Television Group, Inc.
360,000 5.875%,  3/15/2026
e
369,000
Sirius XM Radio, Inc.
360,000 4.125%,  7/1/2030
e
358,394
Sprint Capital Corporation
130,000 6.875%,  11/15/2028 164,377
3,200,000 8.750%,  3/15/2032 4,789,600
Sprint Corporation
3,580,000 7.125%,  6/15/2024 4,045,400
3,500,000 7.625%,  2/15/2025 4,068,750
T-Mobile USA, Inc.
3,600,000 3.400%,  10/15/2052
e
3,583,528
1,600,000 3.750%,  4/15/2027 1,735,983
1,200,000 3.000%,  2/15/2041 1,154,677
Verizon Communications, Inc.
1,400,000 4.000%,  3/22/2050 1,605,354
1,600,000 3.700%,  3/22/2061 1,738,962
2,600,000
1.225%,  (LIBOR 3M +
1.100%), 5/15/2025
b
2,657,533
1,600,000 2.100%,  3/22/2028 1,604,432
1,409,000 1.680%,  10/30/2030 1,329,966
2,150,000 4.272%,  1/15/2036 2,513,068
2,800,000 3.400%,  3/22/2041 2,937,201
Viacom, Inc.
1,800,000 4.375%,  3/15/2043 2,058,062
Viasat , Inc.
80,000 5.625%,  9/15/2025
e
81,150
VTR Finance NV
40,000 6.375%,  7/15/2028
e
42,638
Walt Disney Company
1,100,000 7.625%,  11/30/2028 1,504,517
Ziggo BV
180,000 4.875%,  1/15/2030
e
183,037
Total 94,107,326
Consumer Cyclical (6.7%)
Amazon.com, Inc.
3,600,000 3.100%,  5/12/2051 3,861,575
Brookfield Residential Properties,
Inc.
225,000 5.000%,  6/15/2029
e
225,844
Cedar Fair, LP
190,000 5.250%,  7/15/2029 196,884
Choice Hotels International, Inc.
1,900,000 3.700%,  1/15/2031 2,026,525
Colt Merger Sub, Inc.
180,000 6.250%,  7/1/2025
e
189,333
Darden Restaurants, Inc.
2,400,000 3.850%,  5/1/2027 2,608,984

Income Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.2%) Value
Consumer Cyclical (6.7%) - continued
Expedia Group, Inc.
$ 5,200,000 3.250%,  2/15/2030 $ 5,346,126
Ford Motor Company
360,000 7.450%,  7/16/2031 476,550
Ford Motor Credit Company, LLC
2,200,000 4.063%,  11/1/2024 2,307,140
2,850,000 4.125%,  8/17/2027 3,024,562
1,100,000 4.000%,  11/13/2030 1,148,125
General Motors Company
700,000 6.125%,  10/1/2025 812,427
3,575,000 6.800%,  10/1/2027 4,406,786
770,000 5.000%,  4/1/2035 912,648
General Motors Financial
Company, Inc.
1,490,000 4.000%,  1/15/2025 1,594,317
1,100,000 1.500%,  6/10/2026 1,083,089
1,700,000 2.700%,  6/10/2031 1,680,279
Hanesbrands, Inc.
360,000 4.625%,  5/15/2024
e
375,300
Home Depot, Inc.
1,820,000 4.250%,  4/1/2046 2,290,976
Hyundai Capital America
1,150,000 1.000%,  9/17/2024
e
1,138,712
1,700,000 2.375%,  10/15/2027
e
1,706,553
2,500,000 1.800%,  1/10/2028
e
2,408,402
Kohl's Corporation
3,400,000 3.375%,  5/1/2031 3,451,765
1,900,000 5.550%,  7/17/2045 2,210,078
L Brands, Inc.
180,000 6.625%,  10/1/2030
e
201,375
Lennar Corporation
1,100,000 4.500%,  4/30/2024 1,175,625
2,300,000 4.750%,  5/30/2025 2,524,250
Lowe's Companies, Inc.
3,250,000 2.625%,  4/1/2031 3,322,973
1,100,000 5.000%,  4/15/2040 1,398,846
Marriott International, Inc.
190,000 5.750%,  5/1/2025 215,350
4,100,000 4.625%,  6/15/2030 4,668,889
Mastercard , Inc.
1,100,000 3.850%,  3/26/2050 1,337,309
McDonald's Corporation
1,825,000 4.450%,  3/1/2047 2,276,960
MDC Holdings, Inc.
3,200,000 2.500%,  1/15/2031 3,095,603
Nissan Motor Company, Ltd.
1,100,000 3.522%,  9/17/2025
e
1,157,259
Royal Caribbean Cruises, Ltd.
180,000 9.125%,  6/15/2023
e
195,440
Six Flags Entertainment
Corporation
70,000 5.500%,  4/15/2027
e
72,450
Six Flags Theme Parks, Inc.
40,000 7.000%,  7/1/2025
e
42,500
Toll Brothers Finance Corporation
2,155,000 4.350%,  2/15/2028 2,351,644
2,700,000 3.800%,  11/1/2029
h
2,892,375
ViacomCBS , Inc.
1,800,000 4.200%,  5/19/2032 2,048,721
Principal
Amount Long-Term Fixed Income (97.2%) Value
Consumer Cyclical (6.7%) - continued
Volkswagen Group of America
Finance, LLC
$ 1,550,000 4.250%,  11/13/2023
e
$ 1,653,053
1,750,000 3.350%,  5/13/2025
e
1,854,437
Wyndham Destinations, Inc.
180,000 6.625%,  7/31/2026
e
201,002
Total 78,169,041
Consumer Non-Cyclical (10.2%)
Abbott Laboratories
810,000 4.750%,  11/30/2036 1,035,414
1,500,000 6.000%,  4/1/2039 2,195,523
AbbVie, Inc.
1,450,000 2.950%,  11/21/2026 1,532,841
1,800,000 3.200%,  11/21/2029 1,923,534
3,100,000 4.550%,  3/15/2035 3,693,304
1,900,000 4.300%,  5/14/2036 2,203,899
1,100,000 4.850%,  6/15/2044 1,392,015
Altria Group, Inc.
1,750,000 5.800%,  2/14/2039 2,131,003
Anheuser-Busch Companies, LLC
1,790,000 4.700%,  2/1/2036 2,165,569
Anheuser-Busch InBev Worldwide,
Inc.
2,175,000 4.000%,  4/13/2028 2,446,078
2,500,000 3.500%,  6/1/2030 2,740,999
1,450,000 4.600%,  4/15/2048 1,791,419
1,800,000 4.439%,  10/6/2048 2,175,946
3,200,000 5.550%,  1/23/2049 4,488,546
AstraZeneca Finance, LLC
1,900,000 1.750%,  5/28/2028 1,892,282
AstraZeneca plc
2,500,000 1.375%,  8/6/2030 2,364,233
BAT Capital Corporation
1,450,000 3.222%,  8/15/2024 1,524,789
1,750,000 4.700%,  4/2/2027 1,947,980
3,000,000 2.259%,  3/25/2028 2,945,247
Bausch Health Companies, Inc.
30,000 5.000%,  1/30/2028
e
27,691
180,000 5.000%,  2/15/2029
e
165,150
Becton, Dickinson and Company
2,000,000 3.794%,  5/20/2050 2,277,239
2,150,000 3.700%,  6/6/2027 2,349,034
Boston Scientific Corporation
1,050,000 3.750%,  3/1/2026 1,141,383
Bunge, Ltd. Finance Corporation
1,850,000 2.750%,  5/14/2031 1,863,610
Cargill, Inc.
1,750,000 3.250%,  5/23/2029
e
1,892,676
Centene Corporation
90,000 4.250%,  12/15/2027 94,275
270,000 4.625%,  12/15/2029 291,262
3,895,000 3.375%,  2/15/2030 3,997,244
2,000,000 2.500%,  3/1/2031 1,950,000
1,300,000 2.625%,  8/1/2031 1,278,836
Cigna Corporation
1,800,000 4.125%,  11/15/2025 1,979,837
2,150,000 2.400%,  3/15/2030 2,171,791
Constellation Brands, Inc.
800,000 4.400%,  11/15/2025 887,055
360,000 3.500%,  5/9/2027 391,004

Income Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.2%) Value
Consumer Non-Cyclical (10.2%) - continued
CVS Health Corporation
$ 1,050,000 4.250%,  4/1/2050 $ 1,271,510
900,000 3.875%,  7/20/2025 976,916
700,000 3.625%,  4/1/2027 763,882
2,200,000 2.125%,  9/15/2031 2,146,829
Dentsply Sirona, Inc.
1,500,000 3.250%,  6/1/2030 1,589,714
Encompass Health Corporation
175,000 4.500%,  2/1/2028 178,167
HCA, Inc.
290,000 5.375%,  2/1/2025 322,625
4,000,000 5.875%,  2/15/2026 4,555,000
HLF Financing Sarl , LLC
180,000 4.875%,  6/1/2029
e
181,301
Imperial Brands Finance plc
1,800,000 3.500%,  7/26/2026
e
1,910,838
Imperial Tobacco Finance plc
1,310,000 3.750%,  7/21/2022
e
1,331,499
JBS USA, LLC
180,000 6.500%,  4/15/2029
e
199,125
Keurig Dr. Pepper, Inc.
1,750,000 3.800%,  5/1/2050 1,975,587
Kraft Foods Group, Inc.
120,000 5.000%,  6/4/2042 148,319
Kraft Heinz Foods Company
1,100,000 5.500%,  6/1/2050 1,473,810
666,000 3.000%,  6/1/2026 696,673
250,000 3.750%,  4/1/2030 271,739
2,730,000 4.375%,  6/1/2046 3,186,728
1,150,000 4.875%,  10/1/2049 1,424,051
Kroger Company
1,800,000 2.650%,  10/15/2026 1,885,267
Mylan, Inc.
1,500,000 4.550%,  4/15/2028 1,700,116
Par Pharmaceutical, Inc.
360,000 7.500%,  4/1/2027
e
363,150
Perrigo Finance Unlimited
Company
1,100,000 3.150%,  6/15/2030 1,108,969
QBE Insurance Group, Ltd.
1,425,000 5.875%,  5/12/2025
b,e,f
1,556,813
Reckitt Benckiser Treasury
Services plc
1,620,000 2.750%,  6/26/2024
e
1,687,353
Reynolds American, Inc.
940,000 5.850%,  8/15/2045 1,150,440
Royalty Pharma plc
1,450,000 1.750%,  9/2/2027 1,422,300
Smithfield Foods, Inc.
800,000 3.000%,  10/15/2030
e
800,214
Sysco Corporation
2,300,000 6.600%,  4/1/2050 3,694,160
1,000,000 6.600%,  4/1/2040 1,474,788
Teleflex, Inc.
250,000 4.250%,  6/1/2028
e
256,863
Tenet Healthcare Corporation
360,000 5.125%,  11/1/2027
e
376,200
Thermo Fisher Scientific, Inc.
720,000 2.950%,  9/19/2026 766,666
1,500,000 2.800%,  10/15/2041 1,506,143
Principal
Amount Long-Term Fixed Income (97.2%) Value
Consumer Non-Cyclical (10.2%) - continued
Tyson Foods, Inc.
$ 720,000 3.550%,  6/2/2027 $ 783,287
UnitedHealth Group, Inc.
760,000 4.750%,  7/15/2045 1,013,223
1,775,000 4.450%,  12/15/2048 2,294,014
Universal Health Services, Inc.
2,650,000 2.650%,  1/15/2032
e
2,600,938
VRX Escrow Corporation
155,000 6.125%,  4/15/2025
e
157,871
Zimmer Biomet Holdings, Inc.
2,100,000 3.550%,  3/20/2030 2,280,288
Total 118,832,084
Energy (8.1%)
Antero Resources Corporation
180,000 5.375%,  3/1/2030
e
190,530
Apache Corporation
190,000 4.875%,  11/15/2027 206,150
BP Capital Markets America, Inc.
1,440,000 3.017%,  1/16/2027 1,528,878
1,050,000 3.543%,  4/6/2027 1,142,818
Buckeye Partners, LP
210,000 4.125%,  3/1/2025
e
215,250
Canadian Natural Resources, Ltd.
1,800,000 2.950%,  7/15/2030 1,855,056
Cenovus Energy, Inc.
1,600,000 5.375%,  7/15/2025 1,797,371
Cheniere Corpus Christi Holdings,
LLC
1,750,000 3.700%,  11/15/2029 1,877,621
Cheniere Energy Partners, LP
2,940,000 4.500%,  10/1/2029 3,138,979
3,700,000 4.000%,  3/1/2031
e
3,848,059
CNX Resources Corporation
180,000 6.000%,  1/15/2029
e
189,900
Continental Resources, Inc.
1,361,000 4.500%,  4/15/2023 1,415,331
1,900,000 4.375%,  1/15/2028 2,073,375
Coterra Energy, Inc.
2,400,000 4.375%,  6/1/2024
e
2,568,799
Devon Energy Corporation
1,938,000 5.250%,  9/15/2024
e
2,128,179
2,015,000 4.500%,  1/15/2030
e
2,190,150
1,300,000 7.950%,  4/15/2032 1,846,598
Devon Financing Corporation, ULC
1,100,000 7.875%,  9/30/2031 1,559,136
Diamondback Energy, Inc.
2,400,000 3.500%,  12/1/2029 2,556,868
700,000 3.125%,  3/24/2031 722,850
DT Midstream, Inc.
180,000 4.125%,  6/15/2029
e
181,287
Enagas SA
180,000 5.500%,  1/15/2028
e
180,653
Enbridge, Inc.
1,050,000 5.750%,  7/15/2080
b
1,180,200
Energy Transfer Operating, LP
2,350,000 3.750%,  5/15/2030 2,504,704
2,650,000 6.000%,  6/15/2048 3,383,641
Energy Transfer Partners, LP
2,520,000 4.200%,  4/15/2027 2,748,237

Income Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.2%) Value
Energy (8.1%) - continued
Enterprise Products Operating,
LLC
$ 2,300,000 3.200%,  2/15/2052 $ 2,269,109
1,010,000 3.700%,  2/15/2026 1,094,972
1,800,000 4.875%,  8/16/2077
b
1,777,820
EQM Midstream Partners, LP
180,000 5.500%,  7/15/2028 198,257
EQT Corporation
360,000 3.900%,  10/1/2027 384,300
Equinor ASA
1,425,000 3.125%,  4/6/2030 1,538,326
MPLX, LP
3,050,000 4.875%,  6/1/2025 3,367,820
1,750,000 4.800%,  2/15/2029 2,016,694
Murphy Oil Corporation
140,000 5.875%,  12/1/2027 145,775
National Fuel Gas Company
3,025,000 5.500%,  1/15/2026 3,452,972
Newfield Exploration Company
1,180,000 5.625%,  7/1/2024 1,299,239
2,911,000 5.375%,  1/1/2026 3,241,940
ONEOK, Inc.
1,100,000 2.200%,  9/15/2025 1,120,789
Petroleos Mexicanos
3,350,000 7.690%,  1/23/2050 3,199,250
1,450,000 6.500%,  3/13/2027 1,545,700
Pioneer Natural Resources
Company
1,200,000 2.150%,  1/15/2031 1,157,099
Plains All American Pipeline, LP
1,800,000 3.800%,  9/15/2030 1,901,695
Qatar Petroleum
3,000,000 2.250%,  7/12/2031
e
2,955,000
Sabine Pass Liquefaction, LLC
700,000 4.500%,  5/15/2030 797,630
Schlumberger Holdings
Corporation
1,750,000 3.900%,  5/17/2028
e
1,916,674
Suncor Energy, Inc.
1,600,000 3.100%,  5/15/2025 1,688,569
Sunoco Logistics Partners
Operations, LP
2,500,000 4.000%,  10/1/2027 2,715,205
Sunoco, LP
360,000 6.000%,  4/15/2027 377,100
Western Gas Partners, LP
4,200,000 4.650%,  7/1/2026 4,536,000
Williams Companies, Inc.
1,800,000 7.500%,  1/15/2031 2,480,984
Williams Partners, LP
900,000 3.750%,  6/15/2027 979,404
1,730,000 4.850%,  3/1/2048 2,135,935
Total 93,524,878
Financials (32.7%)
AerCap Ireland Capital DAC
600,000 1.650%,  10/29/2024 601,352
800,000 3.500%,  1/15/2025 841,206
1,350,000 6.500%,  7/15/2025 1,564,304
1,500,000 4.625%,  10/15/2027 1,668,936
2,200,000 3.875%,  1/23/2028
h
2,356,744
Principal
Amount Long-Term Fixed Income (97.2%) Value
Financials (32.7%) - continued
$ 1,600,000 3.400%,  10/29/2033 $ 1,628,584
1,200,000 3.850%,  10/29/2041 1,242,356
AIA Group, Ltd.
1,900,000 3.200%,  9/16/2040
e
1,931,331
Air Lease Corporation
740,000 4.250%,  9/15/2024 797,388
2,900,000 4.650%,  6/15/2026
b,f
2,997,875
1,200,000 3.625%,  4/1/2027 1,280,780
1,850,000 2.100%,  9/1/2028 1,796,286
1,500,000 3.000%,  2/1/2030 1,517,108
Aircastle , Ltd.
2,550,000 5.250%,  8/11/2025
e
2,818,000
2,500,000 2.850%,  1/26/2028
e
2,517,246
Allianz SE
1,800,000 3.200%,  10/30/2027
b,e,f
1,739,250
Ally Financial, Inc.
2,420,000 5.750%,  11/20/2025 2,747,202
3,750,000 8.000%,  11/1/2031 5,369,339
American Express Company
2,250,000 3.550%,  9/15/2026
b,f
2,261,250
American Homes 4 Rent, LP
950,000 2.375%,  7/15/2031 935,390
American International Group, Inc.
1,800,000 4.200%,  4/1/2028 2,035,454
Ares Capital Corporation
2,400,000 3.875%,  1/15/2026 2,545,731
2,050,000 2.150%,  7/15/2026 2,030,139
Associated Banc-Corporation
1,850,000 4.250%,  1/15/2025 1,975,255
Australia and New Zealand
Banking Group, Ltd.
1,800,000 2.950%,  7/22/2030
b,e
1,855,494
1,500,000 2.570%,  11/25/2035
b,e
1,445,753
Aviation Capital Group, LLC
3,550,000 5.500%,  12/15/2024
e
3,940,721
Avolon Holdings Funding, Ltd.
700,000 5.250%,  5/15/2024
e
758,339
1,200,000 5.500%,  1/15/2026
e
1,344,344
1,000,000 4.250%,  4/15/2026
e
1,074,643
3,600,000 4.375%,  5/1/2026
e
3,884,719
Banco Bilbao Vizcaya Argentaria
SA
1,600,000 6.500%,  3/5/2025
b,f
1,716,000
Banco del Estado de Chile
2,150,000 2.704%,  1/9/2025
e
2,214,522
Banco Santander SA
1,800,000 2.746%,  5/28/2025 1,870,650
3,600,000 4.750%,  11/12/2026
b,f
3,618,612
1,200,000 4.379%,  4/12/2028 1,352,381
1,000,000 3.490%,  5/28/2030 1,061,833
Bank of America Corporation
1,670,000 4.200%,  8/26/2024 1,806,788
1,640,000 6.500%,  10/23/2024
b,f
1,812,200
1,800,000 4.000%,  1/22/2025 1,940,315
1,250,000 3.950%,  4/21/2025 1,349,763
5,600,000 3.705%,  4/24/2028
b
6,067,007
1,450,000 4.271%,  7/23/2029
b
1,630,689
1,175,000 3.974%,  2/7/2030
b
1,305,777
2,030,000 3.194%,  7/23/2030
b
2,152,447
3,800,000 1.922%,  10/24/2031
b
3,624,174
2,750,000 2.572%,  10/20/2032
b
2,755,572
1,200,000 4.244%,  4/24/2038
b
1,405,044

Income Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.2%) Value
Financials (32.7%) - continued
$ 3,100,000 3.311%,  4/22/2042
b
$ 3,282,374
1,140,000 2.831%,  10/24/2051
b
1,123,051
Bank of New York Mellon
Corporation
1,075,000 4.700%,  9/20/2025
b,f
1,169,815
Bank of Nova Scotia
2,250,000 4.900%,  6/4/2025
b,f
2,401,155
Barclays plc
1,800,000 7.875%,  3/15/2022
b,f
1,838,250
350,000 8.000%,  6/15/2024
b,f
390,250
1,900,000 6.125%,  12/15/2025
b,f
2,087,036
720,000 4.836%,  5/9/2028 802,197
1,600,000 4.972%,  5/16/2029
b
1,848,419
1,900,000 2.645%,  6/24/2031
b
1,905,306
Berkshire Hathaway Finance
Corporation
1,900,000 2.850%,  10/15/2050 1,905,928
1,050,000 4.250%,  1/15/2049 1,306,741
BNP Paribas SA
3,050,000 6.625%,  3/25/2024
b,e,f
3,294,000
Boston Properties, LP
1,100,000 3.250%,  1/30/2031 1,153,997
BPCE SA
735,000 5.700%,  10/22/2023
e
799,155
810,000 5.150%,  7/21/2024
e
886,861
Brandywine Operating
Partnership, LP
1,900,000 3.950%,  11/15/2027 2,043,567
Brixmor Operating Partnership, LP
1,000,000 2.250%,  4/1/2028 999,321
CANPACK SA
200,000 3.125%,  11/1/2025
e
201,000
Capital One Financial Corporation
1,810,000 4.200%,  10/29/2025 1,979,357
Charles Schwab Corporation
1,450,000 5.375%,  6/1/2025
b,f
1,594,855
1,250,000 4.000%,  6/1/2026
b,f
1,286,438
1,900,000 4.000%,  12/1/2030
b,f
1,928,500
CIT Group, Inc.
1,370,000 5.250%,  3/7/2025 1,503,575
4,900,000 6.125%,  3/9/2028 5,806,500
Citigroup, Inc.
1,800,000 4.700%,  1/30/2025
b,f
1,824,750
2,630,000 4.400%,  6/10/2025 2,872,581
1,695,000 5.500%,  9/13/2025 1,933,324
1,510,000 4.450%,  9/29/2027 1,696,864
1,500,000 3.668%,  7/24/2028
b
1,623,429
2,300,000 3.520%,  10/27/2028
b
2,470,872
2,000,000 4.075%,  4/23/2029
b
2,230,087
2,250,000 2.520%,  11/3/2032
b,d
2,243,223
CNA Financial Corporation
1,130,000 7.250%,  11/15/2023 1,272,588
350,000 3.950%,  5/15/2024 372,683
1,750,000 3.450%,  8/15/2027 1,898,627
Comerica, Inc.
1,150,000 5.625%,  7/1/2025
b,f
1,269,313
Commerzbank AG
1,800,000 8.125%,  9/19/2023
e
2,016,209
CoreStates Capital III
1,360,000
0.695%,  (LIBOR 3M +
0.570%), 2/15/2027
b,e
1,324,464
Principal
Amount Long-Term Fixed Income (97.2%) Value
Financials (32.7%) - continued
Corporate Office Properties, LP
$ 1,325,000 2.250%,  3/15/2026 $ 1,347,314
Credit Acceptance Corporation
90,000 5.125%,  12/31/2024
e
92,025
Credit Agricole SA
1,400,000 6.875%,  9/23/2024
b,e,f
1,543,500
Credit Suisse Group AG
2,300,000 7.500%,  7/17/2023
b,e,f
2,446,625
2,350,000 7.250%,  9/12/2025
b,e,f
2,608,124
2,150,000 2.193%,  6/5/2026
b,e
2,176,173
2,300,000 5.250%,  2/11/2027
b,e,f
2,389,125
1,900,000 4.282%,  1/9/2028
e
2,082,493
Danske Bank AS
2,950,000 5.000%,  1/12/2023
b,e
2,973,524
1,050,000 3.244%,  12/20/2025
b,e
1,101,642
Deutsche Bank AG
4,200,000 6.000%,  10/30/2025
b,f
4,389,000
1,400,000 3.961%,  11/26/2025
b
1,497,222
Discover Bank
865,000 4.200%,  8/8/2023 916,956
1,400,000 2.450%,  9/12/2024 1,448,138
2,510,000 4.682%,  8/9/2028
b
2,653,782
Diversified Healthcare Trust
180,000 4.375%,  3/1/2031 173,925
Drawbridge Special Opportunities
Fund, LP
270,000 3.875%,  2/15/2026
e
277,274
Duke Realty, LP
1,250,000 1.750%,  2/1/2031 1,189,022
EPR Properties
1,318,000 4.950%,  4/15/2028 1,443,071
2,800,000 3.750%,  8/15/2029 2,875,431
Fidelity National Financial, Inc.
730,000 5.500%,  9/1/2022 759,703
First Horizon Bank
1,250,000 5.750%,  5/1/2030 1,512,446
First Horizon National Corporation
2,100,000 4.000%,  5/26/2025 2,267,977
FS KKR Capital Corporation
1,800,000 1.650%,  10/12/2024 1,778,025
1,900,000 4.250%,  2/14/2025
e
1,999,698
3,300,000 3.400%,  1/15/2026 3,392,579
GE Capital Funding, LLC
2,100,000 4.050%,  5/15/2027 2,339,727
GE Capital International Funding
Company
7,250,000 4.418%,  11/15/2035 8,820,308
Global Net Lease, Inc.
180,000 3.750%,  12/15/2027
e
177,903
Goldman Sachs Group, Inc.
1,800,000 4.950%,  2/10/2025
b,f
1,894,500
1,510,000 4.250%,  10/21/2025 1,655,402
900,000 3.800%,  5/10/2026
b,f
900,000
1,900,000 3.691%,  6/5/2028
b
2,057,372
2,750,000 3.814%,  4/23/2029
b
3,013,222
1,900,000 4.223%,  5/1/2029
b
2,127,756
HSBC Holdings plc
1,800,000
1.125%,  (LIBOR 3M +
1.000%), 5/18/2024
b
1,817,236
1,440,000 4.300%,  3/8/2026 1,585,868
1,200,000 4.000%,  3/9/2026
b,f,h
1,197,000

Income Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.2%) Value
Financials (32.7%) - continued
$ 900,000 6.000%,  5/22/2027
b,f
$ 977,058
1,080,000 4.041%,  3/13/2028
b
1,174,793
1,300,000 4.600%,  12/17/2030
b,f
1,291,719
Icahn Enterprises, LP
360,000 6.250%,  5/15/2026 377,100
ING Groep NV
2,500,000 4.100%,  10/2/2023 2,657,914
Intesa Sanpaolo SPA
1,900,000 4.198%,  6/1/2032
e
1,915,404
iStar , Inc.
360,000 4.250%,  8/1/2025 369,000
J.P. Morgan Chase & Company
1,150,000 5.150%,  5/1/2023
b,f
1,182,177
750,000 6.000%,  8/1/2023
b,f
783,375
730,000 6.750%,  2/1/2024
b,f
797,919
3,000,000 5.000%,  8/1/2024
b,f
3,105,000
1,800,000 4.600%,  2/1/2025
b,f
1,841,160
1,800,000 2.950%,  10/1/2026 1,904,472
1,800,000 2.956%,  5/13/2031
b
1,858,219
800,000 2.580%,  4/22/2032
b
806,016
1,400,000 3.882%,  7/24/2038
b
1,601,030
1,850,000 5.500%,  10/15/2040 2,515,992
2,350,000 3.157%,  4/22/2042
b
2,451,121
Kilroy Realty, LP
1,450,000 4.250%,  8/15/2029 1,628,376
Kimco Realty Corporation
2,900,000 3.300%,  2/1/2025 3,069,474
Lloyds Bank plc
1,090,000 4.650%,  3/24/2026 1,211,111
Lloyds Banking Group plc
1,050,000 7.500%,  6/27/2024
b,f
1,161,563
700,000 7.500%,  9/27/2025
b,f
803,412
1,100,000 2.438%,  2/5/2026
b
1,131,867
LPL Holdings, Inc.
180,000 4.000%,  3/15/2029
e
183,600
M&T Bank Corporation
1,300,000 3.500%,  9/1/2026
b,f
1,277,250
MetLife, Inc.
1,450,000 3.850%,  9/15/2025
b,f
1,504,375
MGM Growth Properties Operating
Partnership, LP
360,000 4.500%,  9/1/2026 390,510
Mizuho Financial Group, Inc.
1,900,000 1.979%,  9/8/2031
b
1,819,666
Morgan Stanley
1,000,000 2.720%,  7/22/2025
b
1,038,289
1,130,000 4.000%,  7/23/2025 1,233,275
1,140,000 5.300%,  12/15/2025
b,f
1,192,725
720,000 3.125%,  7/27/2026 764,906
1,490,000 4.350%,  9/8/2026 1,655,809
2,400,000 3.622%,  4/1/2031
b
2,621,622
1,900,000 1.794%,  2/13/2032
b
1,789,835
2,600,000 3.217%,  4/22/2042
b
2,731,106
930,000 4.300%,  1/27/2045 1,148,884
MPT Operating Partnership, LP
360,000 5.000%,  10/15/2027 378,972
Nationwide Building Society
1,510,000 3.900%,  7/21/2025
e
1,644,783
1,080,000 4.000%,  9/14/2026
e
1,175,088
Principal
Amount Long-Term Fixed Income (97.2%) Value
Financials (32.7%) - continued
Nationwide Mutual Insurance
Company
$ 1,775,000 4.350%,  4/30/2050
e
$ 2,066,832
Natwest Group plc
1,150,000 4.600%,  6/28/2031
b,f
1,132,750
2,900,000 3.032%,  11/28/2035
b
2,885,612
Nippon Life Insurance Company
1,250,000 5.100%,  10/16/2044
b,e
1,364,375
1,450,000 3.400%,  1/23/2050
b,e
1,486,250
Omega Healthcare Investors, Inc.
975,000 3.625%,  10/1/2029 1,019,489
3,400,000 3.375%,  2/1/2031 3,449,737
Owl Rock Capital Corporation
1,200,000 4.250%,  1/15/2026 1,273,961
3,150,000 3.400%,  7/15/2026 3,236,844
Owl Rock Technology Finance
Corporation
1,000,000 3.750%,  6/17/2026
e
1,043,778
Park Aerospace Holdings, Ltd.
700,000 4.500%,  3/15/2023
e
729,056
Peachtree Corners Funding Trust
1,700,000 3.976%,  2/15/2025
e
1,823,921
PNC Financial Services Group,
Inc.
1,850,000 3.400%,  9/15/2026
b,f
1,824,563
Preferred Term Securities XXIII,
Ltd.
104,897
0.316%,  (LIBOR 3M +
0.200%), 12/22/2036
b,e
89,192
Prudential Financial, Inc.
1,025,000 5.200%,  3/15/2044
b
1,084,575
1,750,000 3.700%,  10/1/2050
b
1,804,771
Radian Group, Inc.
180,000 4.875%,  3/15/2027 196,425
Regency Centers, LP
1,440,000 3.600%,  2/1/2027 1,567,790
Regions Financial Corporation
1,400,000 5.750%,  6/15/2025
b,f
1,545,250
Reinsurance Group of America,
Inc.
1,450,000 4.700%,  9/15/2023 1,549,575
Royal Bank of Scotland Group plc
1,500,000 4.269%,  3/22/2025
b
1,606,337
600,000 3.754%,  11/1/2029
b
634,218
Santander UK Group Holdings plc
1,500,000 4.750%,  9/15/2025
e
1,653,888
Service Properties Trust
130,000 4.750%,  10/1/2026 128,570
Simon Property Group, LP
1,200,000 3.800%,  7/15/2050 1,360,652
1,900,000 3.250%,  9/13/2049 1,972,686
Societe Generale SA
1,900,000 5.375%,  11/18/2030
b,e,f
2,018,750
Spirit Realty, LP
1,100,000 2.100%,  3/15/2028 1,079,745
2,250,000 3.400%,  1/15/2030 2,365,667
1,150,000 3.200%,  2/15/2031 1,190,705
Standard Chartered plc
1,750,000
1.282%,  (LIBOR 3M +
1.150%), 1/20/2023
b,e
1,754,282

Income Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.2%) Value
Financials (32.7%) - continued
SVB Financial Group
$ 2,800,000 4.000%,  5/15/2026
b,f
$ 2,807,000
Synchrony Financial
1,050,000 4.250%,  8/15/2024 1,126,814
1,050,000 3.950%,  12/1/2027 1,146,231
Truist Financial Corporation
800,000 4.950%,  9/1/2025
b,f
868,200
925,000 1.887%,  6/7/2029
b
915,201
UBS Group Funding Jersey, Ltd.
1,510,000 4.125%,  9/24/2025
e
1,649,810
UBS Group Funding Switzerland
AG
1,440,000 4.253%,  3/23/2028
e
1,603,086
Ventas Realty, LP
720,000 3.500%,  2/1/2025 765,909
VEREIT Operating Partnership, LP
750,000 4.625%,  11/1/2025 836,992
1,900,000 3.400%,  1/15/2028 2,046,111
1,150,000 2.850%,  12/15/2032 1,192,127
VICI Properties, LP
90,000 4.250%,  12/1/2026
e
93,225
90,000 4.625%,  12/1/2029
e
96,019
Wells Fargo & Company
2,200,000 3.900%,  3/15/2026
b,f
2,241,250
1,440,000 3.000%,  4/22/2026 1,524,099
1,800,000 2.393%,  6/2/2028
b
1,829,461
2,750,000 4.478%,  4/4/2031
b
3,179,109
Welltower , Inc.
1,300,000 4.000%,  6/1/2025 1,408,524
1,500,000 2.050%,  1/15/2029 1,476,187
Westpac Banking Corporation
1,600,000 2.894%,  2/4/2030
b
1,644,288
1,850,000 2.963%,  11/16/2040 1,847,118
Total 379,097,017
Foreign Government (0.4%)
Dominican Republic Government
International Bond
550,000 6.000%,  7/19/2028
e
616,005
Egypt Government International
Bond
2,900,000 5.800%,  9/30/2027
e
2,813,000
Qatar Government International
Bond
1,100,000 4.500%,  4/23/2028
e
1,266,364
Total 4,695,369
Technology (6.2%)
Apple, Inc.
1,850,000 2.700%,  8/5/2051 1,843,281
1,080,000 3.750%,  9/12/2047 1,277,897
Baidu, Inc.
1,100,000 2.375%,  10/9/2030 1,057,325
Broadcom Corporation
2,057,000 3.875%,  1/15/2027 2,229,862
Broadcom, Inc.
1,800,000 5.000%,  4/15/2030 2,088,659
4,443,000 3.469%,  4/15/2034
e
4,583,754
1,800,000 3.187%,  11/15/2036
e
1,769,478
Dell International, LLC
3,775,000 6.020%,  6/15/2026 4,448,225
Principal
Amount Long-Term Fixed Income (97.2%) Value
Technology (6.2%) - continued
$ 700,000 6.100%,  7/15/2027 $ 850,101
2,600,000 8.350%,  7/15/2046 4,320,612
Equinix , Inc.
1,800,000 2.000%,  5/15/2028 1,780,040
Fiserv, Inc.
1,775,000 3.200%,  7/1/2026 1,886,867
4,000,000 2.650%,  6/1/2030 4,065,041
Gartner, Inc.
180,000 3.750%,  10/1/2030
e
182,475
Iron Mountain, Inc.
360,000 4.875%,  9/15/2029
e
371,916
Marvell Technology, Inc.
1,100,000 4.875%,  6/22/2028
e
1,266,790
1,400,000 2.950%,  4/15/2031 1,428,535
Micron Technology, Inc.
1,750,000 5.327%,  2/6/2029 2,064,212
2,200,000 4.663%,  2/15/2030 2,511,080
NXP Funding, LLC
1,100,000 3.150%,  5/1/2027
e
1,161,555
1,200,000 5.550%,  12/1/2028
e
1,448,887
1,100,000 4.300%,  6/18/2029
e
1,238,670
1,100,000 2.500%,  5/11/2031
e
1,093,280
1,850,000 3.250%,  5/11/2041
e
1,890,757
Oracle Corporation
4,400,000 3.950%,  3/25/2051 4,773,732
1,800,000 4.300%,  7/8/2034 2,036,214
1,850,000 4.000%,  7/15/2046 1,998,443
Panasonic Corporation
1,600,000 3.113%,  7/19/2029
e
1,695,217
Qorvo , Inc.
3,000,000 3.375%,  4/1/2031
e
3,101,370
Salesforce.com, Inc.
1,900,000 2.900%,  7/15/2051 1,955,083
Switch, Ltd.
135,000 3.750%,  9/15/2028
e
134,325
Teledyne Technologies, Inc.
2,000,000 2.250%,  4/1/2028 2,011,209
Tencent Holdings, Ltd.
1,200,000 3.680%,  4/22/2041
e
1,253,268
Texas Instruments, Inc.
1,800,000 4.150%,  5/15/2048 2,284,529
VeriSign, Inc.
360,000 4.750%,  7/15/2027 376,884
VMware, Inc.
3,700,000 2.200%,  8/15/2031 3,600,610
Total 72,080,183
Transportation (3.5%)
AerCap Holdings NV
1,800,000 5.875%,  10/10/2079
b
1,877,904
Aircastle , Ltd.
985,000 4.400%,  9/25/2023 1,042,498
American Airlines, Inc.
1,850,000 11.750%,  7/15/2025
e
2,291,687
1,280,000 5.500%,  4/20/2026
e
1,342,720
1,900,000 5.750%,  4/20/2029
e
2,044,875
Boeing Company
3,800,000 3.250%,  2/1/2028 3,978,948
Burlington Northern Santa Fe, LLC
1,500,000 4.700%,  9/1/2045 1,967,203

Income Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.2%) Value
Transportation (3.5%) - continued
$ 1,800,000 4.050%,  6/15/2048 $ 2,213,661
CSX Corporation
1,100,000 2.400%,  2/15/2030 1,121,233
Delta Air Lines, Inc.
676,822 4.250%,  7/30/2023 702,044
926,000 7.000%,  5/1/2025
e
1,080,596
2,000,000 7.375%,  1/15/2026 2,352,222
3,150,000 4.750%,  10/20/2028
e
3,497,858
ERAC USA Finance, LLC
2,440,000 4.200%,  11/1/2046
e
2,920,170
FedEx Corporation
1,500,000 3.250%,  5/15/2041 1,530,156
Mileage Plus Holdings, LLC
3,500,000 6.500%,  6/20/2027
e
3,809,260
Southwest Airlines Company
1,525,000 5.250%,  5/4/2025 1,709,688
2,200,000 5.125%,  6/15/2027 2,538,493
1,600,000 2.625%,  2/10/2030 1,616,124
United Airlines Pass Through Trust
603,211 3.750%,  9/3/2026 635,206
United Airlines, Inc.
250,000 4.375%,  4/15/2026
e
258,617
225,000 4.625%,  4/15/2029
e
231,970
Total 40,763,133
U.S. Government & Agencies (3.2%)
U.S. Treasury Bonds
2,800,000 2.375%,  5/15/2051 3,077,375
3,200,000 2.000%,  8/15/2051 3,245,500
5,000,000 1.500%,  2/15/2030 5,005,078
3,000,000 1.625%,  5/15/2031 3,021,094
3,500,000 2.250%,  5/15/2041 3,653,125
U.S. Treasury Notes
19,500,000 0.250%,  6/15/2024 19,273,769
Total 37,275,941
Utilities (8.2%)
Ameren Illinois Company
1,050,000 4.500%,  3/15/2049 1,376,350
American Water Capital
Corporation
1,800,000 3.450%,  5/1/2050 1,960,139
Baltimore Gas and Electric
Company
1,440,000 2.400%,  8/15/2026 1,496,055
Berkshire Hathaway Energy
Company
1,425,000 4.450%,  1/15/2049 1,795,704
CenterPoint Energy Resources
Corporation
1,700,000 1.750%,  10/1/2030 1,626,119
CenterPoint Energy, Inc.
1,750,000 2.950%,  3/1/2030 1,814,768
1,850,000 2.650%,  6/1/2031 1,880,349
CMS Energy Corporation
1,440,000 3.450%,  8/15/2027 1,557,750
Consolidated Edison Company of
New York, Inc.
2,250,000 4.125%,  5/15/2049 2,665,789
Dominion Energy, Inc.
1,600,000 3.071%,  8/15/2024 1,679,233
Principal
Amount Long-Term Fixed Income (97.2%) Value
Utilities (8.2%) - continued
$ 1,250,000 4.650%,  12/15/2024
b,f
$ 1,331,250
Duke Energy Corporation
3,700,000 3.250%,  1/15/2082
b
3,674,884
2,900,000 3.500%,  6/15/2051 3,058,401
2,160,000 3.150%,  8/15/2027 2,298,670
1,800,000 3.750%,  9/1/2046 1,958,768
Edison International
3,700,000 5.750%,  6/15/2027 4,242,159
Enel Finance International NV
800,000 1.875%,  7/12/2028
e
784,909
2,250,000 2.875%,  7/12/2041
e
2,192,969
Energy Transfer, LP
1,400,000 6.500%,  11/15/2026
b,f
1,449,000
Entergy Corporation
2,000,000 2.400%,  6/15/2031 1,968,998
Exelon Corporation
880,000 3.950%,  6/15/2025 950,406
FirstEnergy Corporation
2,520,000 4.400%,  7/15/2027 2,733,980
700,000 5.350%,  7/15/2047 849,474
FirstEnergy Transmission, LLC
2,700,000 2.866%,  9/15/2028
e
2,782,220
1,850,000 5.450%,  7/15/2044
e
2,340,992
Georgia Power Company
2,000,000 3.250%,  3/15/2051 2,043,347
1,800,000 2.650%,  9/15/2029 1,860,959
Indiana Michigan Power Company
650,000 3.250%,  5/1/2051 693,300
National Rural Utilities Cooperative
Finance Corporation
1,400,000 4.400%,  11/1/2048 1,793,012
NextEra Energy Operating
Partners, LP
360,000 3.875%,  10/15/2026
e
382,950
NiSource Finance Corporation
1,080,000 4.375%,  5/15/2047 1,304,650
NiSource, Inc.
1,800,000 3.600%,  5/1/2030 1,960,349
NRG Energy, Inc.
800,000 2.450%,  12/2/2027
e
800,229
3,050,000 3.375%,  2/15/2029
e
2,973,750
Oncor Electric Delivery Company,
LLC
1,510,000 3.750%,  4/1/2045 1,767,761
Pacific Gas and Electric Company
3,600,000 4.950%,  7/1/2050 3,984,558
1,100,000 3.300%,  12/1/2027 1,126,227
5,200,000 4.550%,  7/1/2030 5,664,509
1,200,000 3.250%,  6/1/2031 1,203,596
2,000,000 4.200%,  6/1/2041 2,016,110
PPL Electric Utilities Corporation
2,200,000 3.000%,  10/1/2049 2,324,993
San Diego Gas and Electric
Company
1,800,000 4.150%,  5/15/2048 2,188,182
Sempra Energy
1,800,000 3.250%,  6/15/2027 1,917,602
Southern Company
4,370,000 3.250%,  7/1/2026 4,653,373
1,900,000 4.000%,  1/15/2051
b
1,981,130
1,350,000 3.750%,  9/15/2051
b
1,369,305

Income Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.2%) Value
Utilities (8.2%) - continued
TerraForm Power Operating, LLC
$ 360,000 5.000%,  1/31/2028
e
$ 383,400
Total 94,862,628
Total Long-Term Fixed Income
(cost $1,078,878,794) 1,128,393,355
Shares
Collateral Held for Securities
Loaned ( 0.3% ) Value
3,566,000 Thrivent Cash Management Trust 3,566,000
Total Collateral Held for
Securities Loaned
(cost $3,566,000) 3,566,000
Shares Preferred Stock ( 0.1% ) Value
Financials (0.1%)
12,500 Cobank ACB, 6.250%
b,f
1,296,875
Total 1,296,875
Total Preferred Stock
(cost $1,250,000) 1,296,875
Shares Common Stock ( <0.1% ) Value
Communications Services (<0.1%)
265 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
i,j
5,168
Total 5,168
Total Common Stock
(cost $3,181) 5,168
Shares or
Principal
Amount Short-Term Investments ( 1.6% ) Value
Federal Home Loan Bank Discount
Notes
400,000 0.040%, 11/3/2021
k,l
399,999
Thrivent Core Short-Term Reserve
Fund
1,842,423 0.130% 18,424,235
Total Short-Term Investments
(cost $18,794,387) 18,824,234
Total Investments (cost
$1,105,841,483) 99.5% $1,155,439,150
Other Assets and Liabilities, Net
0.5% 6,011,025
Total Net Assets 100.0% $1,161,450,175
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as
of October 31, 2021. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c All or a portion of the loan is unfunded.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2021, the value of these investments was $258,411,916 or
22.2% of total net assets.
f Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
g All or a portion of the security is insured or guaranteed.
h All or a portion of the security is on loan.
i Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
j Non-income producing security.
k The interest rate shown reflects the yield.
l All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Income Fund as of
October 31, 2021:
Securities Lending Transactions
Long-Term Fixed Income $ 3,450,870
Total lending $3,450,870
Gross amount payable upon return of
collateral for securities loaned $3,566,000
Net amounts due to counterparty $115,130
Definitions:
CLO - Collateralized Loan Obligation
Ser. - Series
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $55,012,451
Gross unrealized depreciation (5,133,053)
Net unrealized appreciation (depreciation) $49,879,398
Cost for federal income tax purposes $1,105,284,786

Income Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2021, in valuing Income Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 57,905 – 57,905 –
Communications Services 964,097 – 964,097 –
Consumer Cyclical 1,335,817 – 1,335,817 –
Consumer Non-Cyclical 767,291 – 767,291 –
Technology 228,408 – 228,408 –
Long-Term Fixed Income
Asset-Backed Securities 45,547,403 – 45,547,403 –
Basic Materials 26,529,847 – 26,529,847 –
Capital Goods 42,699,998 – 42,699,998 –
Collateralized Mortgage Obligations 208,507 – 208,507 –
Communications Services 94,107,326 – 94,107,326 –
Consumer Cyclical 78,169,041 – 78,169,041 –
Consumer Non-Cyclical 118,832,084 – 118,832,084 –
Energy 93,524,878 – 93,524,878 –
Financials 379,097,017 – 379,097,017 –
Foreign Government 4,695,369 – 4,695,369 –
Technology 72,080,183 – 72,080,183 –
Transportation 40,763,133 – 40,763,133 –
U.S. Government & Agencies 37,275,941 – 37,275,941 –
Utilities 94,862,628 – 94,862,628 –
Preferred Stock
Financials 1,296,875 – 1,296,875 –
Common Stock
Communications Services 5,168 – – 5,168
Short-Term Investments 399,999 – 399,999 –
Subtotal Investments in Securities $1,133,448,915 $– $1,133,443,747 $5,168
Other Investments  * Total
Affiliated Short-Term Investments 18,424,235
Collateral Held for Securities Loaned 3,566,000
Subtotal Other Investments $21,990,235
Total Investments at Value $1,155,439,150
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 274,966 274,966 – –
Total Liability Derivatives $274,966 $274,966 $– $–

Income Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
The following table presents Income Fund's futures contracts held as of October 31, 2021. Investments and/or cash totaling $399,999 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT U.S. Long Bond 104 December 2021 $ 17,002,716 ( $ 274,966)
Total Futures Long Contracts $ 17,002,716 ( $ 274,966)
Total Futures Contracts $ 17,002,716 ($274,966)
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of October 31, 2021, for Income Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Liability Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 274,966
Total Interest Rate Contracts 274,966
Total Liability Derivatives $274,966
*
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2021, for
Income Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (1,145,803)
Total Interest Rate Contracts (1,145,803)
Total ($1,145,803)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2021, for Income Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 277,874
Total Interest Rate Contracts 277,874
Total $277,874

Income Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents Income Fund's average volume of derivative activity during the period ended October 31, 2021.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $16,976,397
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Income Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
10/31/2021
Shares Held at
10/31/2021
% of Net
Assets
10/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% $61,032 $353,826 $396,434 $18,424 1,842 1.6%
Total Affiliated Short-Term Investments 61,032 18,424 1.6
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   788 87,201 84,423 3,566 3,566 0.3
Total Collateral Held for Securities Loaned 788 3,566 0.3
Total Value $61,820 $21,990
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2020
- 10/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% $41 $(41) $– $83
Total Income/Non Income Cash from Affiliated Investments $83
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 0 9
Total Affiliated Income from Securities Loaned, Net $9
Total $41 $(41) $0

International Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 93.5% ) Value
Australia (6.8%)
35,734 ALS, Ltd. $ 358,403
650,764 AMP, Ltd.
a
532,421
16,508 Appen, Ltd. 134,516
23,768 ARB Corporation, Ltd. 875,392
204,896 Aristocrat Leisure, Ltd. 7,266,962
27,056 ASX, Ltd. 1,701,487
36,532 Atlas Arteria, Ltd. 171,687
4,387 AUB Group, Ltd. 72,303
94,761 Aurizon Holdings, Ltd. 241,589
81,172 Bega Cheese, Ltd. 332,477
19,672 Bendigo and Adelaide Bank, Ltd. 137,780
49,885 BHP Group, Ltd. 1,370,186
27,697 BWP Trust 88,739
130,501 Carsales.com, Ltd. 2,442,207
91,878 Centuria Capital Group 223,298
59,194 Centuria Industrial REIT 163,273
35,813 Champion Iron, Ltd.
a
119,624
87,066 Charter Hall Group 1,142,294
10,636 Charter Hall Social Infrastructure
REIT 30,610
7,969 Codan Limited 60,767
98,354 Commonwealth Bank of Australia 7,795,730
162,841 Computershare, Ltd. 2,317,118
4,541 Credit Corporation Group, Ltd. 108,020
70,135 CSL, Ltd. 15,958,483
79,072 CSR, Ltd. 354,968
54,653 Data# 3, Ltd. 234,216
124,851 DEXUS Property Group 1,024,122
20,837 Domino's Pizza Enterprises, Ltd. 2,137,413
19,762 Downer EDI, Ltd. 94,485
1,627 Genworth Mortgage Insurance
Australia, Ltd. 2,826
15,943 GrainCorp, Ltd. 75,771
316,517 GWA Group, Ltd. 649,737
292,011 Humm Group, Ltd.
a
194,843
89,388 Iluka Resources, Ltd. 637,728
44,512 Independence Group NL 325,952
86,958 Ingenia Communities Group 429,936
63,312 Inghams Group, Ltd. 177,594
15,464 Magellan Financial Group, Ltd. 406,796
616 McMillan Shakespeare, Ltd. 6,374
146,318 Metcash, Ltd. 450,945
36,039 Mineral Resources, Ltd. 1,059,482
26,629 Pendal Group, Ltd. 134,689
12,975 Perpetual, Ltd. 370,858
23,976 Pinnacle Investment Management
Group Limited 311,830
46,742 Premier Investments, Ltd. 1,084,791
2,828 Pro Medicus, Ltd. 114,204
18,752 REA Group, Ltd. 2,275,899
14,585 Reece, Ltd. 221,155
189,994 Reliance Worldwide Corporation,
Ltd. 835,422
15,218 Rio Tinto, Ltd. 1,042,624
387,925 Sandfire Resources, Ltd. 1,634,087
7,614 SeaLink Travel Group, Ltd. 42,181
134,717 SEEK, Ltd. 3,348,093
8,767 Sonic Healthcare, Ltd. 266,029
119,628 Stockland 412,349
13,966 Super Retail Group, Ltd. 137,011
680,938 Tabcorp Holdings, Ltd. 2,563,963
37,372 Uniti Group, Ltd.
a
115,177
11,826 Washington H. Soul Pattinson and
Company, Ltd. 291,235
18,046 Westpac Banking Corporation 351,086
Shares Common Stock (93.5%) Value
Australia (6.8%) - continued
9,230 WorleyParsons, Ltd. $ 75,835
Total 67,537,072
Austria (0.3%)
2,056 BAWAG Group AG
b
129,313
41,911 OMV AG 2,537,439
724 Osterreichische Post AG 30,549
5,062 Raiffeisen Bank International AG 147,911
1,759 Semperit Aktiengesellschaft
Holding 59,274
4,907 Zumtobel AG 50,485
Total 2,954,971
Belgium (0.7%)
256 Ackermans and van Haaren NV 44,023
556 Aedifica SA 74,143
5,366 D'ieteren Group 925,231
34,613 Groupe Bruxelles Lambert SA 4,016,197
1,801 KBC Groep NV 167,715
1,430 Melexis NV 164,932
8,113 NV Bekaert SA 355,364
4,139 Telenet Group Holding NV 148,698
13,183 Warehouses De Pauw SCA 600,310
Total 6,496,613
Bermuda (0.2%)
63,000 CK Infrastructure Holdings, Ltd. 379,827
8,000 COSCO SHIPPING Ports, Ltd. 6,659
89,245 Golden Ocean Group, Ltd. 807,151
290,000 K Wah International Holdings, Ltd. 116,004
2,500 Kerry Logistics Network, Ltd. 6,062
1,089,000 Pacific Basin Shipping, Ltd. 502,581
181,000 Road King Infrastructure, Ltd. 183,392
87,800 Shanghai Industrial Urban
Development Group, Ltd. 7,558
148,000 Yuexiu Transport Infrastructure, Ltd. 94,729
Total 2,103,963
Brazil (0.2%)
10,800 Alpargatas SA
a
73,100
9,400 Ambev SA 28,364
21,000 B3 SA - Brasil Bolsa Balcao 44,427
21,856 Banco Bradesco SA ADR 76,496
16,000 Banco do Brasil SA 80,938
4,478 Banco Santander Brasil SA ADR 27,361
5,000 BB Seguridade Participacoes SA 19,597
6,700 Braskem SA
a
64,592
23,600 BRF SA
a
97,347
12,874 Centrais Eletricas Brasileiras SA
ADR 78,274
13,900 Cia Brasileira de Distribuicao 63,124
13,766 Companhia Siderurgica Nacional
SA ADR 56,165
3,072 Embraer SA ADR
a
47,708
12,700 ENGIE Brasil Energia SA 86,837
559 Getnet Adquirencia e Servicos para
Meios de Pagamento SA ADR
a
895
3,100 Grendene SA 4,729
22,970 Itau Unibanco Holding SA ADR 93,488
19,600 JBS SA 136,031
2,500 Magazine Luiza SA 4,793
19,300 Metalurgica Gerdau SA 42,917
44,390 Petroleo Brasileiro SA 214,328

International Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (93.5%) Value
Brazil (0.2%) - continued
22,117 Petroleo Brasileiro SA ADR $ 217,189
9,500 Sendas Distribuidora SA 25,636
4,800 SIMPAR SA 8,692
8,792 Telefonica Brasil SA ADR 70,600
30,000 TIM SA 59,428
27,145 Vale SA ADR 345,556
24,400 Vibra Energia SA 90,747
4,200 WEG SA 27,468
3,500 Yduqs Participacoes SA 12,899
Total 2,199,726
Canada (8.8%)
5,858 Agnico Eagle Mines, Ltd. 310,934
12,030 Ballard Power Systems, Inc.
a
218,029
68,673 Bank of Nova Scotia 4,502,365
37,487 Barrick Gold Corporation 687,888
235,562 BCE, Inc. 12,126,418
9,676 Canadian Apartment Properties
REIT 472,463
15,216 Canadian Imperial Bank of
Commerce 1,846,305
56,064 Canadian National Railway
Company 7,451,040
65,601 Canadian Pacific Railway, Ltd.
c
5,077,505
12,945 Canadian Western Bank
c
414,102
27,468 Canopy Growth Corporation
a,c
347,345
107,456 CGI, Inc.
a
9,599,495
171,300 CI Financial Corporation 3,906,017
16,766 Dollarama, Inc. 757,830
61,511 Enbridge, Inc. 2,576,543
97,744 Laurentian Bank of Canada 3,291,041
8,135 Open Text Corporation 409,774
8,720 Rogers Communications, Inc.
c
405,562
37,976 Royal Bank of Canada 3,952,867
7,367 Saputo, Inc. 175,960
2,344 Shopify, Inc.
a
3,438,015
11,343 Sun Life Financial, Inc. 646,430
148,627 Suncor Energy, Inc. 3,909,025
178,769 TC Energy Corporation 9,670,802
6,119 TELUS Corporation 140,367
35,069 Thomson Reuters Corporation 4,218,424
4,741 TMX Group, Ltd. 513,289
81,475 Toronto-Dominion Bank 5,914,442
Total 86,980,277
Cayman Islands (1.1%)
101,500 3SBio, Inc.
a,b
92,884
15,000 ANTA Sports Products, Ltd. 232,406
79,200 ASM Pacific Technology, Ltd. 856,977
1,624 Baidu.com, Inc. ADR
a
263,478
17 BeiGene, Ltd. ADR
a
6,081
344 Bilibili, Inc. ADR
a
25,215
3,000 China Education Group Holdings,
Ltd. 5,128
60,000 China Medical System Holdings,
Ltd. 101,593
26,000 China Meidong Auto Holdings, Ltd. 134,311
20,000 China Overseas Property Holdings,
Ltd. 17,968
68,000 Consun Pharmaceutical Group,
Ltd. 29,142
2,000 Country Garden Services Holdings
Company, Ltd. 15,397
14,300 ENN Energy Holdings, Ltd. 246,367
Shares Common Stock (93.5%) Value
Cayman Islands (1.1%) - continued
42,000 Fu Shou Yuan International Group,
Ltd. $ 36,058
23,000 Geely Automobile Holdings, Ltd. 79,825
2,000 Ginko International Company, Ltd. 14,517
4,969 Hello Group, Inc. ADR 61,864
169,000 IGG, Inc. 157,132
1,972 Li Auto, Inc. ADR
a
64,346
28,000 Li Ning Company, Ltd. 308,982
42,000 Longfor Group Holdings, Ltd.
b
203,192
30,600 Meituan Dianping
a,b
1,041,276
29,000 NetDragon Websoft Holdings, Ltd. 63,516
4,415 NetEase, Inc. ADR 430,860
12,132 New Oriental Education &
Technology Group, Inc. ADR
a
24,871
9,198 NIO, Inc. ADR
a
362,493
804 Noah Holdings, Ltd. ADR
a
34,178
6,000 Parade Technologies, Ltd. 386,517
2,676 Pinduoduo, Inc. ADR
a
237,950
194,000 Sands China, Ltd.
a
442,160
577,000 Shui On Land, Ltd. 85,284
2,200 Sunny Optical Technology (Group)
Company, Ltd. 59,033
48,390 Tencent Holdings, Ltd. 2,943,554
28,000 Topsports International Holdings,
Ltd.
b
34,016
370 Trip.com Group, Ltd. ADR
a
10,567
22,000 VSTECS Holdings, Ltd. 20,761
214,000 Want Want China Holdings, Ltd. 165,967
3,011 Weibo Corporation ADR
a
135,435
22,000 WuXi Biologics (Cayman), Inc.
a,b
333,233
82,500 Xiabuxiabu Catering Management
Holdings Company, Ltd.
b
60,113
153,200 Xiaomi Corporation
a,b
418,781
574 XP, Inc.
a
18,833
1,583 XPeng, Inc. ADR
a
73,815
62,000 Yadea Group Holdings, Ltd.
b
106,527
19,500 Zhongsheng Group Holdings, Ltd. 175,819
Total 10,618,422
Chile (<0.1%)
1,335 Banco de Credito e Inversiones SA 44,955
1,396 CAP SA 13,818
23,708 Cencosud SA 34,681
3,164 Cia Cervecerias Unidas SA ADR 53,503
478,586 Colbun SA 33,004
448,615 Compania Sud Americana de
Vapores SA 29,156
23,361 Embotelladora Andina SA 48,244
1,255 Enel Chile SA ADR 2,723
Total 260,084
China (1.2%)
12,862 Aier Eye Hospital Group Company,
Ltd. 97,272
15,780 Alibaba Group Holding, Ltd. ADR
a
2,602,753
13,100 Anhui Conch Cement Company,
Ltd., Class A 77,710
21,500 Anhui Conch Cement Company,
Ltd., Class H 106,315
2,800 Asymchem Laboratories (Tianjin)
Company, Ltd. 174,124
2,881 Autohome, Inc. ADR 113,367
366,000 Bank of China, Ltd. 129,528
92,800 Bank of Jiangsu Company, Ltd. 91,193

International Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (93.5%) Value
China (1.2%) - continued
119,200 Bank of Shanghai Company, Ltd. $ 135,811
2,197 BYD Company, Ltd., Class A 107,380
7,500 BYD Company, Ltd., Class H 286,857
2,700 Changzhou Xingyu Automotive
Lighting Systems 96,470
114,000 China Cinda Asset Management
Company, Ltd. 19,032
90,000 China CITIC Bank Corporation, Ltd. 39,479
656,000 China Construction Bank
Corporation 446,461
4,400 China International Travel Service
Corporation, Ltd. 184,284
2,848 China Life Insurance Company,
Ltd. ADR 24,550
8,300 China Merchants Bank Company,
Ltd., Class A 69,912
40,000 China Merchants Bank Company,
Ltd., Class H 335,206
32,800 China Pacific Insurance (Group)
Company, Ltd. 100,298
391 China Petroleum & Chemical
Corporation ADR 19,034
30,993 China Shenhua Energy Company,
Ltd., Class A 96,481
67,000 China Shenhua Energy Company,
Ltd., Class H 144,070
4,600 China TransInfo Technology
Company, Ltd. 9,613
42,500 CITIC Securities Company, Ltd. 107,906
52,800 Dongxing Securities Company, Ltd. 90,431
13,697 Foshan Haitian Flavouring and
Food Company, Ltd. 250,809
1,800 Fuyao Glass Industry Group
Company, Ltd., Class A 13,904
11,200 Fuyao Glass Industry Group
Company, Ltd., Class H
b
64,486
4,000 GF Securities Company, Ltd. 12,588
41,600 GF Securities Company, Ltd. 70,558
22,400 Goertek, Inc. 152,137
16,000 Great Wall Motor Company, Ltd. 71,993
8,091 Guangzhou Baiyunshan
Pharmaceutical Holdings, Ltd. 36,779
145,600 Guangzhou R&F Properties
Company, Ltd. 91,081
5,200 Haier Smart Home Company, Ltd. 19,363
25,900 Haitong Securities Company, Ltd.,
Class A 49,977
93,600 Haitong Securities Company, Ltd.,
Class H 83,269
35,095 Henan Shuanghui Investment &
Development Company, Ltd. 161,721
40,700 Huatai Securities Company, Ltd. 100,822
9,600 Iflytek Company, Ltd. 84,830
269,000 Industrial and Commercial Bank of
China, Ltd., Class H 147,456
63,698 Industrial Bank Company, Ltd. 185,382
8,059 JD.com, Inc. ADR
a
630,859
4,300 Jiangsu Yangnong Chemical
Company, Ltd. 79,063
30,000 Jiangxi Copper Company, Ltd. 52,390
1,402 Kweichow Moutai Company, Ltd. 400,073
8,000 Lenovo Group, Ltd. 8,688
7,800 Midea Group Company, Ltd. 83,668
29,840 NARI Technology Company, Ltd. 181,693
297,000 People's Insurance Company
(Group) of China, Ltd. 92,641
Shares Common Stock (93.5%) Value
China (1.2%) - continued
3,238 PetroChina Company, Ltd. ADR $ 156,266
156,000 PICC Property and Casualty
Company, Ltd. 145,228
43,168 Ping An Insurance (Group)
Company of China, Ltd., Class H 309,201
18,188 S. F. Holding Company, Ltd. 183,401
500 Sangfor Technologies, Inc. 15,816
21,800 Shandong Linglong Tyre Company,
Ltd. 120,513
8,700 Shandong Sun Paper Industry Joint
Stock Company, Ltd. 15,607
15,500 Shanghai Fosun Pharmaceutical
(Group) Company, Ltd. 72,962
51,300 Shanghai Lujiazui Finance & Trade
Zone Development Company,
Ltd. 86,819
90,100 Shanghai Pudong Development
Bank Company, Ltd. 125,841
14,400 Shenzhen Inovance Technology
Company, Ltd. 146,719
39,500 Shenzhen Overseas Chinese Town
Company, Ltd. 38,664
6,500 Shenzhou International Group
Holdings, Ltd. 140,037
276,400 Sinotrans, Ltd. 194,943
2,300 SKSHU Paint Company, Ltd. 40,060
102,000 Tong Ren Tang Technologies
Company, Ltd. 72,377
11,900 Vipshop Holdings, Ltd. ADR
a
132,804
9,900 Wanhua Chemical Group
Company, Ltd. 163,592
4,600 Weichai Power Company, Ltd.,
Class A 10,860
3,500 Wuliangye Yibin Company, Ltd. 118,270
4,436 WuXi AppTec Company, Ltd., Class
A 95,598
5,500 WuXi AppTec Company, Ltd., Class
H
b
117,432
5,300 Yunnan Baiyao Group Company,
Ltd. 74,196
2,800 Zhangzhou Pientzehuang
Pharmaceutical Company, Ltd. 180,001
52,000 Zijin Mining Group Company, Ltd. 72,314
47,000 Zoomlion Heavy Industry Science
and Technology Company, Ltd.,
Class A 53,371
50,200 Zoomlion Heavy Industry Science
and Technology Company, Ltd.,
Class H 36,158
Total 11,750,817
Colombia (<0.1%)
2,592 Bancolombia SA ADR 93,131
6,640 Ecopetrol SA ADR 100,596
Total 193,727
Cyprus (<0.1%)
4,671 Ros Agro plc GDR 77,639
Total 77,639
Czech Republic (<0.1%)
5,843 CEZ AS 192,892
3,640 Komercni Banka AS
a
141,189
15,605 Moneta Money Bank AS
a,b
61,004

International Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (93.5%) Value
Czech Republic (<0.1%) - continued
30 Philip Morris CR $ 21,318
Total 416,403
Denmark (3.2%)
36 A.P. Moller - Maersk AS, Class B 104,326
363 Alk-Abello AS
a
157,272
37,319 Carlsberg AS 6,161,958
3,770 ChemoMetec AS 571,671
10,590 Dampskibsselskabet Norden AS 255,575
6,757 DFDS AS
a
349,663
39,697 DSV AS 9,226,266
6,266 Genmab AS
a
2,815,011
3,998 GN Store Nord AS 242,947
5,383 Jyske Bank AS
a
262,621
74,509 Novo Nordisk AS 8,170,278
1,140 Per Aarsleff Holding AS 49,161
19,100 Royal Unibrew AS 2,372,705
9,138 Scandinavian Tobacco Group AS
b
205,339
1,616 Sydbank AS 55,534
2,120 Topdanmark AS 112,510
45,879 Tryg AS 1,088,851
Total 32,201,688
Egypt (<0.1%)
37,453 Commercial International Bank
Egypt SAE GDR
a
116,104
113,186 EFG Hermes Holding Company
a
89,769
Total 205,873
Finland (0.7%)
9,212 Fortum Oyj 273,966
26,043 KONE Oyj 1,776,113
28,824 Neste Oil Oyj 1,604,689
17,085 Nordea Bank Abp 209,237
579 Orion Oyj 25,073
3,909 Sampo Oyj 207,808
28,998 Stora Enso Oyj 482,514
24,085 Tieto Oyj 738,624
19,279 Tokmanni Group Corporation 438,653
22,973 UPM-Kymmene Oyj 810,740
12,329 Uponor Oyj 301,153
Total 6,868,570
France (6.4%)
45,404 Air Liquide SA 7,580,571
2,394 Alten SA 385,771
1,385 Amundi SA
b
123,400
19,255 BNP Paribas SA 1,288,879
20,761 Bollore SA 120,667
22,479 Coface SA 321,401
34,627 Dassault Systemes SE 2,022,132
23,285 Derichebourg
a
264,991
893 Eramet SA
a
74,628
2,653 Gaztransport Et Technigaz SA 219,299
1,176 Hermes International 1,867,392
19,707 Ipsos SA 923,621
3,808 La Francaise des Jeux SAEM
b
197,733
107,046 Legrand SA 11,661,771
2,951 LNA Sante 169,715
19,446 L'Oreal SA 8,895,685
4,537 LVMH Moet Hennessy Louis Vuitton
SE 3,557,568
728 Mercialys SA 7,909
Shares Common Stock (93.5%) Value
France (6.4%) - continued
1,405 Mersen SA $ 52,708
6,289 Nexans SA 630,999
5,565 Nexity SA 254,417
3,267 Quadient SAS 78,104
41,538 Rexel SA 825,620
1,449 Sartorius Stedim Biotech 798,649
76,198 Schneider Electric SE 13,137,949
27,851 Societe Generale SA 930,336
132,601 Total Energies SE 6,640,005
1,111 Trigano 208,550
3,727 UbiSoft Entertainment SA
a
195,160
118 Virbac SA 59,809
407 Wendel SA 54,216
947 Worldline SA
a,b
55,225
Total 63,604,880
Germany (5.3%)
9,837 Adidas AG 3,219,672
52,190 Allianz SE 12,119,089
21,107 Alstria Office REIT AG 394,530
3,625 AURELIUS Equity Opportunities SE
& Company KGaA 104,938
2,978 Bechtle AG 223,391
913 Beiersdorf AG 97,083
1,478 Bilfinger SE 51,944
1,493 CANCOM SE 103,219
2,689 CompuGroup Medical SE and
Company KGaA 224,744
13,238 Deutsche Boerse AG 2,197,607
28,917 Deutsche Pfandbriefbank AG
b
358,799
63,920 Deutsche Post AG 3,957,106
245,569 Deutsche Telekom AG 4,566,895
4,127 ElringKlinger AG
a
58,305
5,462 Freenet AG 140,675
9,440 Gerresheimer AG 866,147
3,047 Hugo Boss AG 190,795
5,085 Jungheinrich AG 257,874
8,960 K+S AG
a
154,402
52,140 Klockner & Company SE
a
700,532
2,579 LEG Immobilien AG 383,609
17,091 Merck KGaA 4,039,039
20,470 METRO AG 258,764
14,001 ProSiebenSat.1 Media AG 234,528
8,102 PUMA SE 1,005,055
6,219 Rheinmetall AG 603,412
15,076 SAP SE 2,183,178
345 Sartorius Aktiengesellschaft 223,470
9,470 Scout24 SE
b
659,550
2,664 Siemens AG 433,120
2,257 Stroeer SE 191,414
37,951 Symrise AG 5,249,474
182,006 TAG Immobilien AG 5,529,556
7,266 TUI AG
a
24,332
7,882 Wacker Chemie AG 1,424,336
2,493 Zalando SE
a,b
235,541
Total 52,666,125
Greece (0.1%)
96,690 Eurobank Ergasias Services and
Holdings SA
a
101,556
668 GEK Terna Holding Real Estate
Construction SA
a
7,489
5,435 Hellenic Telecommnications
Organization SA 96,492

International Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (93.5%) Value
Greece (0.1%) - continued
3,890 JUMBO SA $ 57,900
632 Motor Oil (Hellas) Diilistiria
Korinthou AE
a
10,728
8,055 Mytilineos SA 147,202
404 Sarantis SA 4,077
Total 425,444
Hong Kong (0.5%)
15,000 Bank of East Asia, Ltd. 24,634
43,000 China Everbright Environment
Group, Ltd. 29,539
142,500 CK Hutchison Holdings, Ltd. 955,380
212,960 CSPC Pharmaceutical Group, Ltd. 222,224
150,000 Far East Horizon, Ltd. 143,243
129,000 Galaxy Entertainment Group, Ltd.
a
694,113
91,778 Hang Lung Group, Ltd. 214,903
61,000 HKT Trust and HKT, Ltd. 82,779
493,000 Hong Kong and China Gas
Company, Ltd. 765,891
39,000 Hysan Development Company, Ltd. 135,589
18,300 Link REIT 162,128
49,000 Luk Fook Holdings International,
Ltd. 133,544
117,000 Power Assets Holdings, Ltd. 715,023
32,000 Shanghai Industrial Holdings, Ltd. 47,750
222,000 SJM Holdings, Ltd.
a
165,106
27,500 Sun Hung Kai Properties, Ltd. 364,604
148,000 United Laboratories International
Holdings 93,778
39,000 Weichai Power Company, Ltd.,
Class H 69,809
111,600 Yuexiu Property Company, Ltd. 98,062
Total 5,118,099
Hungary (<0.1%)
3,488 OTP Bank Nyrt
a
209,585
Total 209,585
India (0.9%)
3,999 ACC, Ltd. 124,869
9,703 Adani Ports and Special Economic
Zone, Ltd. 90,004
16,864 Amara Raja Batteries, Ltd. 153,582
66,305 Ambuja Cements, Ltd. 359,324
3,063 Bajaj Auto, Ltd. 151,880
1,588 Bajaj Finserv, Ltd. 379,118
122 Blue Dart Express, Ltd. 10,861
7,520 Britannia Industries, Ltd. 369,938
34,966 Cipla, Ltd. 423,279
4,971 Cummins India, Ltd. 59,579
1,317 Cyient, Ltd. 18,823
1,034 Divi's Laboratories, Ltd. 71,148
1,143 Dr. Lal PathLabs, Ltd.
b
53,687
683 Endurance Technologies, Ltd.
b
16,622
2,190 Gujarat Gas, Ltd. 18,217
26,803 HCL Technologies, Ltd. 410,412
2,508 Housing Development Finance
Corporation 95,622
20,437 Indian Energy Exchange, Ltd.
b
193,717
48,568 Infosys, Ltd. ADR 1,082,095
352 JK Cement, Ltd. 15,611
9,921 Jubilant FoodWorks, Ltd. 490,334
1,136 Kotak Mahindra Bank, Ltd. 30,902
560 L&T Technology Services, Ltd.
b
35,430
Shares Common Stock (93.5%) Value
India (0.9%) - continued
26,958 LIC Housing Finance, Ltd. $ 146,930
2,201 Mahanagar Gas, Ltd. 29,518
3,421 Marico, Ltd. 26,012
5,595 Motherson Sumi Systems, Ltd. 16,767
197,369 Oil and Natural Gas Corporation,
Ltd. 392,752
200 Page Industries, Ltd. 100,777
2,575 Persistent Systems, Ltd. 135,210
345 PI Industries, Ltd. 13,841
2,765 Pidilite Industries, Ltd. 85,565
5,542 PNB Housing Finance, Ltd.
a,b
35,736
2,554 Polycab India, Ltd. 77,265
272,304 Power Grid Corporation of India,
Ltd. 674,506
25,144 Reliance Industries, Ltd. 853,266
465 Schaeffler India, Ltd. 45,961
955 Sundram Fasteners, Ltd. 10,678
1,045 Supreme Industries, Ltd. 32,554
16,768 Tata Consultancy Services, Ltd. 762,181
3,917 Tata Elxsi, Ltd. 307,704
5,662 Tech Mahindra, Ltd. 112,074
55,951 Wipro, Ltd. ADR 501,321
Total 9,015,672
Indonesia (<0.1%)
258,200 Mitra Adiperkasa Tbk PT
a
16,038
7,837 Telekomunikasi Indonesia Persero
Tbk PT ADR 206,035
Total 222,073
Ireland (<0.1%)
10,243 Glanbia plc 167,280
Total 167,280
Isle of Man (0.4%)
132,125 Entain plc
a
3,702,293
Total 3,702,293
Israel (1.0%)
206,315 Bank Hapoalim, Ltd. 2,031,988
393,393 Bank Leumi Le-Israel BM 3,758,624
2,291 First International Bank of Israel,
Ltd. 91,876
70,126 Mizrahi Tefahot Bank, Ltd. 2,551,535
37,997 Plus500, Ltd. 684,062
6,923 Radware, Inc.
a
245,282
Total 9,363,367
Italy (2.6%)
34,323 A2A SPA 72,228
460 Acea SPA 9,976
41,186 Amplifon SPA 2,095,889
8,839 Anima Holding SPA
b
46,966
63,466 Azimut Holding SPA 1,827,717
45,247 Banca Farmafactoring SPA
b
405,144
13,902 Banca Generali SPA
a
654,017
7,376 Banca IFIS SPA 136,395
18,331 Banca Mediolanum SPA 184,724
188,595 Banco BPM SPA 586,493
6,937 Biesse SPA
a
214,727
1,600 El. En. SPA 31,998
778,924 Enel SPA 6,521,002
39,885 Finecobank Banca Fineco SPA
a
761,717

International Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (93.5%) Value
Italy (2.6%) - continued
12,842 Hera SPA $ 52,540
52,931 Iren SPA 164,493
92,204 Italgas SPA 585,818
279,185 Mediobanca SPA
a
3,331,448
28,009 Piaggio & C. SPA 93,896
56,368 Poste Italiane SPA
b
805,041
96,403 Recordati SPA 6,040,335
4,653 Reply SPA 903,165
9,124 Webuild SPA 22,588
Total 25,548,317
Japan (19.0%)
83 Activia Properties, Inc. 340,273
30,700 Advantest Corporation 2,517,029
19,200 AEON Financial Service Company,
Ltd. 243,939
900 Aica Kogyo Company, Ltd. 27,586
70,000 Air Water, Inc. 1,071,006
12,200 Aisin Corporation 446,432
500 Alpen Company, Ltd. 12,196
113,000 Amada Holdings Company, Ltd. 1,116,380
25,300 Aozora Bank, Ltd. 578,737
21,000 Arcs Company, Ltd. 403,563
15,200 ASKUL Corporation 206,458
311,300 Astellas Pharmaceutical, Inc. 5,248,138
25,700 Autobacs Seven Company, Ltd. 332,390
11,000 Bandai Namco Holdings, Inc. 840,605
2,100 BayCurrent Consulting, Inc. 871,542
1,800 Benefit One, Inc. 90,840
2,300 Central Glass Company, Ltd. 42,830
26,900 Chiyoda Company, Ltd. 180,473
66,500 Chugai Pharmaceutical Company,
Ltd. 2,486,394
123,100 Citizen Watch Company, Ltd. 536,847
5 Comforia Residential REIT, Inc. 14,512
4,500 COMSYS Holdings Corporation 111,425
5,900 Credit Saison Company, Ltd. 72,332
10,100 Dai Nippon Printing Company, Ltd. 250,228
6,800 Daicel Corporation 50,913
5,300 Daido Steel Company, Ltd. 203,058
2,200 Daifuku Company, Ltd. 202,531
15,800 Daikin Industries, Ltd. 3,460,434
2,300 Daiseki Company, Ltd. 107,357
34 Daiwa Office Investment
Corporation 219,466
215 Daiwa Securities Living Investment
Corporation 217,197
6,300 Denso Corporation 456,720
15,200 Dexerials Corporation 307,485
15,800 DIC Corporation 418,333
1,000 Digital Garage, Inc. 46,714
5,900 DISCO Corporation 1,590,626
7,500 Doshisha Company, Ltd. 117,514
4,300 DOWA Holdings Company, Ltd. 179,585
2,300 DTS Corporation 51,034
4,000 Eagle Industry Company, Ltd. 42,727
1,300 Ebara Corporation 70,937
10,400 Eisai Company, Ltd. 736,905
200 EIZO Corporation 7,649
1,600 EXEO Group, Inc. 36,983
3,000 Fast Retailing Company, Ltd. 1,991,453
14,900 Ferrotec Holdings Corporation 499,814
44,700 Financial Products Group
Company, Ltd. 258,725
11,400 Fuji Corporation 265,917
Shares Common Stock (93.5%) Value
Japan (19.0%) - continued
28,700 Fuji Soft, Inc. $ 1,461,505
1,400 Fujibo Holdings, Inc. 50,777
5,000 Furukawa Electric Company, Ltd. 109,405
4,500 Future Corporation 131,612
2,800 Gakken Holdings Company, Ltd. 27,410
159 Global One Real Estate Investment
Corporation 163,767
18,800 Gunma Bank, Ltd. 58,041
600 Gunze, Ltd. 23,125
4,900 H.U. Group Holdings, Inc. 120,840
14,100 Hanwa Company, Ltd. 423,543
900 Heiwa Real Estate Company, Ltd. 28,414
97 Heiwa Real Estate REIT, Inc. 135,427
5,800 Hikari Tsushin, Inc. 894,094
150,200 Honda Motor Company, Ltd. 4,442,595
13,200 Hoya Corporation 1,943,153
113 Hulic REIT, Inc. 171,193
600 IDEC Corporation 12,716
16,200 IDOM, Inc. 110,957
55,700 Inaba Denki Sangyo Company, Ltd. 1,336,108
6,000 Inabata & Company, Ltd. 88,822
25,700 ITOCHU Techno-Solutions
Corporation 811,845
6,900 Izumi Company, Ltd. 209,199
25,800 J. Front Retailing Company, Ltd. 239,138
2,900 JAC Recruitment Company, Ltd. 56,899
6,400 JAFCO Company, Ltd. 405,486
5,100 Japan Aviation Electronics Industry,
Ltd. 84,562
52 Japan Logistics Fund, Inc. 155,350
1,400 Japan Petroleum Exploration
Company, Ltd. 25,478
18,100 Japan Post Bank Company, Ltd. 141,217
1 Japan Prime Realty Investment
Corporation 3,668
30,700 JFE Holdings, Inc. 469,110
700 Kaga Electronics Company, Ltd. 19,241
63,600 Kamigumi Company, Ltd. 1,280,583
5,300 Kaneka Corporation 203,249
26,200 Kanematsu Corporation 304,266
1,300 Kanematsu Electronics, Ltd. 42,460
86,071 Kao Corporation 4,868,870
137,600 KDDI Corporation 4,207,809
337 Kenedix Retail REIT Corporation 859,873
34 215,279
13,300 Keyence Corporation 8,028,077
68,500 Kinden Corporation 1,124,128
12,800 Kobe Bussan Company, Ltd. 440,917
24,700 Kobe Steel, Ltd. 145,122
8,500 Kokuyo Company, Ltd. 129,360
4,400 Komatsu, Ltd. 115,242
8,600 KOMEDA Holdings Company, Ltd. 155,981
6,300 Kuraray Company, Ltd. 57,009
57,100 Kyoei Steel, Ltd. 704,553
3,800 Kyokuto Kaihatsu Kogyo Company,
Ltd. 51,934
25,800 Kyushu Railway Company 577,522
8,500 Lasertec Corporation 1,843,784
5,900 Lintec Corporation 131,708
15,500 M3, Inc. 913,420
16,800 Macnica Fuji Electronics Holdings,
Inc. 394,962
7,900 Makino Milling Machine Company,
Ltd. 284,227
357,700 Marubeni Corporation 3,035,200

International Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (93.5%) Value
Japan (19.0%) - continued
34,900 Marui Group Company, Ltd. $ 684,868
700 Matsuda Sangyo Company, Ltd. 20,915
12,000 Maxell, Ltd. 144,399
2,900 McDonald's Holdings Company
(Japan), Ltd. 129,606
149,200 Mebuki Financial Group, Inc. 305,490
600 Milbon Company, Ltd. 35,924
10,400 Ministop Company, Ltd. 126,761
147,400 Mitsubishi Corporation 4,687,022
162,700 Mitsubishi Electric Corporation 2,184,970
453,800 Mitsubishi HC Capital, Inc. 2,275,444
9,300 Mitsubishi Logistics Corporation 259,707
4,500 Mitsubishi Research Institute, Inc. 168,074
24,500 Mitsuboshi Belting, Ltd. 435,461
150,900 Mitsui & Company, Ltd. 3,453,273
2,000 Mitsui Mining and Smelting
Company, Ltd. 57,390
19,500 Mitsui O.S.K. Lines, Ltd. 1,229,504
300 Mizuno Corporation 6,982
4,300 Monex Group, Inc. 28,001
287 Mori Hills REIT Investment
Corporation 389,126
1,900 Murata Manufacturing Company,
Ltd. 140,939
5,600 Nachi-Fujikoshi Corporation 212,129
700 Nagase & Company, Ltd. 11,848
1,600 Nakanishi, Inc. 37,112
80,300 NEC Networks & System Integration
Corporation 1,292,065
28,800 NGK Spark Plug Company, Ltd. 460,080
75,100 NHK Spring Company, Ltd. 566,538
1,500 NICHIAS Corporation 36,727
29,500 Nidec Corporation 3,267,356
2,600 Nihon Unisys, Ltd. 73,052
13,800 Nikkon Holdings Company, Ltd. 269,615
9,500 Nikon Corporation 104,745
2,000 Nintendo Company, Ltd. 883,314
53 Nippon Building Fund, Inc. 344,338
9,300 Nippon Electric Glass Company,
Ltd. 237,456
14,010 Nippon Light Metal Holdings
Company, Ltd. 232,528
170 Nippon REIT Investment
Corporation 653,516
5,000 Nippon Shokubai Company, Ltd. 261,224
9,600 Nippon Steel Corporation 168,315
1,400 Nippon Steel Trading Corporation 63,308
161,700 Nippon Telegraph and Telephone
Corporation 4,530,663
38,700 Nissan Chemical Corporation 2,153,990
202,778 Nissan Motor Company, Ltd.
a
1,032,112
9,800 Nisshin Oillio Group, Ltd. 259,780
19,900 Nitori Holdings Company, Ltd. 3,655,839
30,300 Nitto Kogyo Corporation 450,846
21,900 NOK Corporation 254,210
500 NS Solutions Corporation 16,807
12,100 NS United Kaiun Kaisha, Ltd. 381,061
9,200 NTN Corporation 19,937
49,800 Obayashi Corporation 420,424
22,900 Okamura Corporation 302,209
9,800 Okuma Corporation 466,956
3,700 Ono Pharmaceutical Company, Ltd. 77,633
1,600 Open Door, Inc.
a
35,368
500 OPTEX GROUP Company, Ltd. 6,368
36,600 Oracle Corporation Japan 3,463,257
Shares Common Stock (93.5%) Value
Japan (19.0%) - continued
168,600 ORIX Corporation $ 3,351,145
7,600 Paramount Bed Holdings
Company, Ltd. 141,809
3,700 Pasona Group, Inc. 103,325
18,000 PLENUS Company, Ltd. 306,426
16,916 Recruit Holdings Company, Ltd. 1,125,236
16,800 Relo Group, Inc. 349,438
183,300 Renesas Electronics Corporation
a
2,254,852
73,600 Resona Holdings, Inc. 276,486
900 Resorttrust, Inc. 15,949
2,900 Rohto Pharmaceutical Company,
Ltd. 88,606
44,800 Round One Corporation 539,066
14,600 Ryoyo Electro Corporation 304,030
300 S Foods, Inc. 8,687
37,700 Sangetsu Company, Ltd. 518,770
3,200 Sankyu, Inc. 144,470
7,200 Sato Holdings Corporation 165,958
21,100 Sawai Group Holdings Company,
Ltd. 930,811
2,600 SCREEN Holdings Company, Ltd. 241,668
46,800 Secom Company, Ltd. 3,190,471
2,100 Seiko Holdings Corporation 44,287
43,400 Seino Holdings Company, Ltd. 525,830
111,800 Sekisui House, Ltd. 2,324,409
21,600 Senko Group Holdings Company,
Ltd. 192,124
11,200 Seven & I Holdings Company, Ltd. 470,230
28,900 Shikoku Electric Power Company 188,220
3,100 SHIMAMURA Company, Ltd. 262,484
30,900 Shin-Etsu Chemical Company, Ltd. 5,510,492
6,800 Shin-Etsu Polymer Company, Ltd. 61,423
3,400 Shinko Electric Industries
Company, Ltd. 135,678
49,100 Shionogi & Company, Ltd. 3,201,335
15,400 SHO-BOND Holdings Company,
Ltd. 645,097
100 Shochiku Company, Ltd.
a
10,881
42,900 Showa Denko KK 1,075,933
122,500 SKY Perfect JSAT Holdings, Inc. 459,409
3,600 Skylark Company, Ltd.
a
48,778
12,000 Sodick Company, Ltd. 92,506
188,600 SoftBank Corporation 2,574,329
11,900 SoftBank Group Corporation 644,235
22,600 Sony Group Corporation 2,616,998
410 Star Asia Investment Corporation
REIT 217,508
7,500 Star Micronics Company, Ltd. 98,435
700 Starts Corporation, Inc. 16,821
26,600 Sumco Corporation 508,289
193,100 Sumitomo Corporation 2,751,610
34,500 Sumitomo Electric Industries, Ltd. 457,914
45,600 Sumitomo Forestry Company, Ltd. 871,003
16,200 Sumitomo Heavy Industries, Ltd. 417,077
110,300 Sumitomo Mitsui Financial Group,
Inc. 3,579,197
33,000 Sumitomo Mitsui Trust Holdings,
Inc. 1,085,497
6,200 Sumitomo Warehouse Company,
Ltd. 99,676
4,900 Taikisha, Ltd. 139,947
25,800 Taisei Corporation 809,582
24,200 Taiyo Holdings Company, Ltd. 646,971
600 Takara Holdings, Inc. 8,207

International Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (93.5%) Value
Japan (19.0%) - continued
140 Takara Leben Real Estate
Investment Corporation $ 136,488
5,900 Takara Standard Company, Ltd. 78,438
50,600 Takashimaya Company, Ltd. 468,520
34,800 Takeda Pharmaceutical Company,
Ltd. 976,691
19,700 Terumo Corporation 869,082
61,100 Toagosei Company, Ltd. 682,859
5,800 Tokai Rika Company, Ltd. 81,187
9,400 Tokyo Electron, Ltd. 4,380,711
19,600 Tokyo Seimitsu Company, Ltd. 798,035
32,000 Tokyo Tatemono Company, Ltd. 470,349
13,300 Tokyotokeiba Company, Ltd. 526,967
28,300 Tokyu Fudosan Holdings
Corporation 163,982
26,600 Toppan Forms Company, Ltd. 255,729
3,700 Toshiba Machine Company, Ltd. 86,251
11,500 Toyo Seikan Group Holdings, Ltd. 136,551
10,500 Toyo Tanso Company, Ltd. 285,447
256,600 Toyota Motor Corporation 4,527,493
7,500 Transcosmos, Inc. 226,141
28,200 TS Tech Company, Ltd. 377,317
30,300 Tsubakimoto Chain Company 895,285
14,300 Tsugami Corporation 196,599
86,600 TV Asahi Holdings Corporation 1,314,167
2,700 UACJ Corporation
a
62,579
13,100 ULVAC, Inc. 734,976
49,900 Ushio, Inc. 892,731
2,000 Wacoal Holdings Corporation 40,053
26,500 WealthNavi, Inc.
a
726,673
1,100 West Holdings Corporation 61,481
1,500 Yamazaki Baking Company, Ltd. 22,786
7,300 Yellow Hat, Ltd. 118,938
13,700 Yuasa Trading Company, Ltd. 366,139
508,100 Z Holdings Corporation 3,154,296
1,800 Zensho Holdings Company, Ltd. 41,574
1,300 ZEON Corporation 15,423
15,700 ZIGExN Company, Ltd. 55,879
Total 188,596,478
Jersey (0.2%)
53,059 Breedon Group plc 71,162
14,297 Experian plc 655,534
334,081 Man Group plc 1,063,920
Total 1,790,616
Kuwait (<0.1%)
1,973 Agility Public Warehousing
Company KSCP 6,557
2,614 HumanSoft Holding Company
KSCP 28,993
93,575 Kuwait Finance House KSCP 258,619
5,932 Mobile Telecommunications
Company KSCP 11,748
82,782 National Industries Group Holding
a
75,271
Total 381,188
Luxembourg (0.8%)
4,865 Allegro.eu SA
a,b
55,020
332,525 B&M European Value Retail SA 2,880,905
4,678 Befesa SA
b
348,042
16,113 Eurofins Scientific SE 1,901,580
Shares Common Stock (93.5%) Value
Luxembourg (0.8%) - continued
134,839 Tenaris SA ADR $ 3,004,213
Total 8,189,760
Malaysia (0.1%)
3,200 AEON Credit Service (M) Berhad 10,803
39,936 Berjaya Sports Toto Berhad 20,060
1,700 Bursa Malaysia Berhad 3,083
59,000 Hong Leong Bank Berhad 268,143
59,800 Mah Sing Group Berhad 11,697
1,300 Press Metal Aluminium Holdings
Berhad 1,747
167,700 Public Bank Berhad 168,875
36,100 TIME dotCom Berhad 39,404
Total 523,812
Mexico (0.1%)
8,723 America Movil SAB de CV ADR 155,095
11,800 Arca Continental SAB de CV 71,821
39,100 Banco del Bajio SA
b
73,270
310 Coca-Cola FEMSA SAB de CV ADR 16,663
2,282 Fomento Economico Mexicano SAB
de CV ADR 187,558
27,100 Gentera, SAB de CV
a
16,322
30,130 Grupo Financiero Banorte SAB de
CV ADR 190,456
26,500 Grupo Mexico, SAB de CV 116,127
27,400 Megacable Holdings SAB de CV 80,864
1,050 Promotora y Operadora de
Infraestructura, SAB de CV 7,734
2,200 Regional SA 11,481
29,800 Wal-Mart de Mexico, SAB de CV 103,825
Total 1,031,216
Netherlands (5.3%)
54,225 Aalberts NV 3,001,288
75,618 ABN AMRO Group NV
b
1,112,170
60,710 Airbus Group NV
a
7,788,020
3,079 Arcadis NV 150,073
20,206 ASML Holding NV 16,425,499
432 ASR Nederland NV 20,207
763 BE Semiconductor Industries NV 69,199
4,332 Brunel International NV 59,524
63,248 Euronext NV
b
7,115,698
8,111 Ferrari NV 1,924,639
15,817 Flow Traders
b
536,833
38,925 ForFarmers BV 185,614
3,623 JDE Peet's BV 105,498
33,836 Koninklijke DSM NV 7,392,447
18,949 OCI NV
a
537,177
132,470 PostNL NV 574,937
27,703 Qiagen NV
a
1,524,057
4,589 RHI Magnesita NV 210,892
16,690 Signify NV
b
808,739
5,892 Technip Energies NV
a
90,680
949 TKH Group NV 54,062
54,080 Unilever NV 2,895,145
2,061 Van Lanschot Kempen NV 57,181
721 Yandex NV
a
59,537
Total 52,699,116
New Zealand (0.2%)
92,882 Contact Energy, Ltd. 545,016
91,381 Fletcher Building, Ltd. 470,001

International Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (93.5%) Value
New Zealand (0.2%) - continued
26,012 Meridian Energy, Ltd. $ 93,182
4,189 Spark New Zealand, Ltd. 13,714
3,118 Xero, Ltd.
a
355,522
Total 1,477,435
Norway (1.3%)
28,141 Aker Solutions ASA
a
79,857
433 Atea ASA 8,091
330,341 DNB Bank ASA
c
7,861,019
42,481 DNO International ASA
a
61,944
126,724 Equinor ASA 3,210,976
59,837 Europris ASA
b
443,091
13,118 Kahoot! ASA
a
78,646
1,704 Kongsberg Gruppen ASA 55,920
14,006 Nordic Semiconductor ASA
a
416,121
1,667 Scatec ASA
b
32,882
2,643 Selvaag Bolig ASA 16,237
9,940 SpareBank 1 SMN 165,564
168 Tomra Systems ASA 10,858
11,969 Veidekke ASA 172,283
23,449 Wallenius Wilhelmsen ASA
a
107,421
9,181 Yara International ASA 479,826
Total 13,200,736
Philippines (<0.1%)
960 Globe Telecom, Inc. 57,055
880 Security Bank Corporation 2,112
Total 59,167
Poland (0.1%)
11,138 Asseco Poland SA 274,288
136 Bank Handlowy w Warszawie SA 1,974
42,493 Bank Millennium SA
a
97,455
4,957 Bank Pekao SA 163,779
1,123 CCC Spolka Akcyjna
a
33,981
1,616 Jastrzebska Spolka Weglowa SA
a
21,029
877 mBank SA
a
124,119
16,048 Powszechna Kasa Oszczednosci
Bank Polski SA
a
196,490
9,938 Powszechny Zaklad Ubezpieczen
Spolka Akcyjna 99,430
Total 1,012,545
Portugal (0.1%)
105,546 Galp Energia SGPS SA 1,096,408
224,687 Sonae SGPS SA 247,333
Total 1,343,741
Russian Federation (0.3%)
14,020,000 Federal Grid Company Unified
Energy System PJSC 36,698
56,561 Gazprom PJSC ADR 555,026
3,936 Lukoil ADR 401,200
2,279 Mechel PJSC ADR
a
9,572
7,228 MMC Norilsk Nickel PJSC ADR 225,882
367 Novatek PJSC GDR 93,170
78 PAO Transneft 167,386
1,441 Rosneft Oil Company PJSC GDR 12,829
157,390 Sberbank of Russia PJSC 791,796
6,273 Severstal PJSC 142,559
7,250 Sovcomflot OAO 8,713
266,800 Surgutneftegas PJSC 145,353
Shares Common Stock (93.5%) Value
Russian Federation (0.3%) - continued
22,169 Surgutneftegas PJSC ADR $ 105,892
Total 2,696,076
Saudi Arabia (0.2%)
15,098 Al Rajhi Bank 557,888
902 Arabian Cement Company 9,379
11,962 Arriyadh Development Company 84,830
29,663 Bank AlJazira 152,060
844 Dr. Sulaiman Al Habib Medical
Services Group Company 37,307
3,056 Dur Hospitality Company
a
29,127
4,246 Eastern Province Cement Company 54,275
1,844 Jarir Marketing Company 99,700
8,613 National Commercial Bank 151,323
5,275 National Industrialization Company
a
35,111
29,603 Riyad Bank 233,216
12,383 Saudi Basic Industries Corporation 426,798
7,764 Saudi British Bank 68,612
7,621 Saudi Real Estate Company
a
45,390
1,128 Saudi Research and Marketing
Group
a
50,836
7,431 Saudi Telecom Company 232,135
Total 2,267,987
Singapore (0.9%)
514,800 Ascendas REIT 1,179,114
1,103 China Yuchai International, Ltd. 14,537
320,600 DBS Group Holdings, Ltd. 7,491,737
85,000 Fortune Real Estate Investment
Trust 88,166
126,100 Singapore Press Holdings, Ltd.
d
186,692
69,500 Wing Tai Holdings, Ltd. 99,985
303,000 Yanlord Land Group, Ltd. 251,893
Total 9,312,124
South Africa (0.2%)
20,295 AECI, Ltd. 150,687
857 Anglo American Platinum, Ltd. 86,592
3,808 Aspen Pharmacare Holdings, Ltd. 60,641
12,278 Barloworld, Ltd. 103,119
21,563 DataTec, Ltd. 58,725
894 Exxaro Resources, Ltd. 9,789
23,941 FirstRand, Ltd. 90,944
2,541 Impala Platinum Holdings, Ltd. 32,886
15,210 Investec, Ltd. 69,702
2,129 Kumba Iron Ore, Ltd. 64,786
11,986 Massmart Holdings, Ltd.
a
49,152
60,110 Momentum Metropolitan Holdings 77,366
10,133 Motus Holdings, Ltd. 67,617
132 Mr Price Group, Ltd. 1,728
21,363 MTN Group, Ltd.
a
191,565
1,079 Naspers, Ltd. 182,733
20,469 Ninety One, Ltd. 70,566
22,749 Old Mutual, Ltd. 23,218
17,752 Resilient REIT, Ltd. 65,081
31,280 Sanlam, Ltd. 128,499
6,854 Sasol, Ltd.
a
115,120
8,618 Shoprite Holdings, Ltd. 102,395
6,827 Sibanye Stillwater, Ltd. 23,893
3,201 Standard Bank Group 28,365
3,688 Super Group, Ltd. 7,707
Total 1,862,876

International Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (93.5%) Value
South Korea (0.7%)
218 AfreecaTV Company, Ltd. $ 36,116
3,185 Amicogen, Inc.
a
88,162
5,285 Cheil Worldwide, Inc. 107,993
2,832 Chong Kun Dang Pharmaceutical
Corporation 284,435
197 Chongkundang Holdings
Corporation 13,821
1,001 CJ ENM Company, Ltd. 151,403
1,969 Daewoong Company, Ltd. 53,352
421 Dentium Company, Ltd. 24,957
2,692 DIO Corporation
a
86,968
4,145 DongKook Pharmaceutical
Company, Ltd. 79,673
3,402 Green Cross Holdings Corporation 85,396
78 Hugel, Inc.
a
12,120
909 Huons Global Company, Ltd. 38,438
365 Hyundai Glovis Company, Ltd. 52,564
756 Hyundai Green Food Company,
Ltd. 6,286
124 Hyundai Home Shopping Network
Corporation 7,443
265 Hyundai Motor Company 47,397
7,258 Hyundai Steel Company 277,421
19,492 Industrial Bank of Korea 184,484
12,374 JB Financial Group Corporation,
Ltd. 94,067
1,695 JYP Entertainment Corporation 76,233
7,685 Kangwon Land, Inc.
a
182,861
6,090 Kia Corporation 444,401
4,894 Korea Electric Power Corporation 94,822
215 Korea Electric Terminal Company,
Ltd. 13,913
97 Korea Zinc Company, Ltd. 44,661
249 Kumho Petrochemical Company,
Ltd. 36,637
126 LG Chem, Ltd. 90,412
454 Lotte Shopping Company, Ltd. 40,862
2,493 LS Electric Company, Ltd. 126,173
3,129 LX International Corporation 72,936
2,101 LX Semicon Company, Ltd. 197,554
2,924 Meritz Fire & Marine Insurance
Company, Ltd. 69,503
40,770 Meritz Securities Company, Ltd. 162,912
45 NAVER Corporation 15,646
596 Osstem Implant Company, Ltd. 63,177
1,986 PharmaResearch Company, Ltd. 156,677
4,739 PI Advanced Materials Company,
Ltd. 183,556
1,894 POSCO 480,378
295 Samsung Biologics Company,
Ltd.
a,b
219,772
35,161 Samsung Electronics Company,
Ltd. 2,105,199
6,348 Samsung Securities Corporation,
Ltd. 258,069
341 Sebang Global Battery Company,
Ltd. 23,974
216 SK Hynix, Inc. 19,041
910 SK, Inc. 189,906
1,765 S-Oil Corporation 154,433
29 Taekwang Industrial Corporation,
Ltd. 24,825
Total 7,281,029
Shares Common Stock (93.5%) Value
Spain (0.9%)
67,635 Acerinox SA $ 941,639
21,884 Applus Services SA 198,083
995,869 Banco de Sabadell SA
a
801,475
410,646 Banco Santander SA 1,557,619
159,981 Bankinter SA 880,860
50,288 CIA De Distribucion Integral 1,071,775
16,214 Fluidra SA 619,263
20,320 Indra Sistemas SA
a
245,757
12,881 Industria de Diseno Textil SA 466,606
3,234 Laboratorios Farmaceuticos ROVI,
SA 226,554
4,443 Let's GOWEX SA
a,d,e
1
32,317 Linea Directa Aseguradora SA 64,881
220,953 Mediaset Espana Comunicacion
SA
a
1,149,400
13,375 Merlin Properties Socimi SA 144,847
Total 8,368,760
Sweden (3.7%)
8,471 AB Industrivarden, Class A 279,443
136,729 AB Industrivarden, Class C 4,447,601
4,805 Addtech AB 107,498
68,661 Arjo AB 936,348
141,705 Assa Abloy AB 4,158,003
84,754 Atlas Copco AB, Class A 5,458,048
21,376 Atlas Copco AB, Class B 1,158,447
48,271 Betsson AB 336,933
4,511 Bilia AB 80,212
19,534 Biotage AB 631,420
9,928 Bonava AB 98,081
1,113 Bravida Holding AB 16,614
10,737 Dios Fastigheter AB 124,919
27,470 Getinge AB 1,229,333
147,335 Granges AB 1,606,970
245,515 Hexpol AB 2,873,180
7,979 Holmen AB 354,237
74,909 Husqvarna AB
c
1,067,522
25,074 Indutrade AB 730,944
24,147 Inwido AB 442,706
5,230 L E Lundbergforetagen AB 301,526
14,314 Lindab International AB 468,967
11,501 Mekonomen Aktiebolag
a
237,037
651 MIPS AB 78,608
10,634 New Wave Group AB 180,288
9,681 Nobia AB 59,668
84,811 Nobina AB
b
812,362
7,542 Ratos AB 43,421
10,110 Resurs Holding AB
b
54,482
262 Saab AB 7,304
1,176 Sagax AB
a
46,028
48,401 Skandinaviska Enskilda Banken AB 756,887
18,847 Skanska AB 479,202
156,902 SSAB AB, Class B
a
784,221
26,580 Stillfront Group AB
a
118,695
101,298 Svenska Handelsbanken AB 1,161,112
90,360 Swedbank AB
c
1,959,791
29,663 Thule Group AB
b
1,713,944
33,053 Trelleborg AB 756,505
17,336 Wihlborgs Fastigheter AB 411,006
Total 36,569,513
Switzerland (9.1%)
1,133 ALSO Holding AG 336,234
115,742 Aryzta AG
a
151,346

International Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (93.5%) Value
Switzerland (9.1%) - continued
5,002 Ascom Holding AG
a
$ 77,859
1,444 Bachem Holding AG 1,162,361
26,545 Baloise Holding AG 4,230,214
4,023 Banque Cantonale Vaudoise 323,901
160 Barry Callebaut AG 370,537
420 Bossard Holding AG 154,258
958 Bucher Industries AG 483,495
2 Chocoladefabriken Lindt and
Spruengli AG 240,061
43,519 Coca-Cola HBC AG 1,508,378
1,107 Comet Holding AG 411,905
451 DKSH Holding AG 36,150
457 Ferguson plc 68,762
127,652 Ferrexpo plc 544,550
1,519 Galenica AG
b
111,262
4,157 Geberit AG 3,246,423
88 Georg Fischer AG 133,149
82 Givaudan SA 386,379
18,426 Holcim, Ltd. 919,137
3,206 Huber & Suhner AG 285,025
272 Lindt & Spruengli AG 3,205,417
4,066 Lonza Group AG 3,341,441
114,718 Nestle SA 15,132,134
177,378 Novartis AG 14,671,420
943 Partners Group Holding AG 1,647,379
46,555 PSP Swiss Property AG 5,819,659
3,915 Roche Holding AG 1,516,648
513 Siegfried Holding AG 493,425
20,682 Sika AG 7,006,641
17,153 Sonova Holding AG 7,107,719
10,554 Swiss Life Holding AG 5,789,573
676 Swissquote Group Holding SA 137,126
11,692 Tecan Group AG 7,163,719
3,524 Temenos AG 539,512
474 u-blox Holding AG
a
34,686
849 Vifor Pharma AG 109,628
959 Vontobel Holding AG 88,812
3,324 Zehnder Group AG 357,792
2,895 Zurich Insurance Group AG 1,283,124
Total 90,627,241
Taiwan (1.1%)
208,000 Asia Cement Corporation 331,296
226,000 Capital Securities Corporation 123,350
44,000 Cathay Financial Holding
Company, Ltd. 91,718
246,000 China Steel Corporation 296,592
21,000 Chipbond Technology Corporation 48,745
56,000 Delta Electronics, Inc. 494,333
49,000 Feng Hsin Iron & Steel Company,
Ltd. 137,807
27,000 Formosa Plastics Corporation 104,583
202,585 Fubon Financial Holding Company,
Ltd. 535,518
15,000 Holtek Semiconductor, Inc. 55,748
7,000 Huaku Development Company, Ltd. 22,898
79,534 IBF Financial Holdings Company,
Ltd. 45,495
4,883 IBF Financial Holdings Company,
Ltd., Bonus Shares
a,d
2,793
7,000 International Games System
Company, Ltd. 180,322
178,000 King Yuan Electronics Company,
Ltd. 255,411
1,000 Lotes Company, Ltd. 20,835
Shares Common Stock (93.5%) Value
Taiwan (1.1%) - continued
33,602 Makalot Industrial Company, Ltd. $ 293,256
1,000 MediaTek, Inc. 32,913
2,000 Momo.com, Inc. 128,881
12,000 Nan Ya Plastics Corporation 36,826
27,000 Novatek Microelectronics
Corporation 404,971
5,000 Phison Electronics Corporation 70,502
20,000 Realtek Semiconductor Corporation 359,753
2,000 Shiny Chemical Industrial
Company, Ltd. 9,590
108,758 Sigurd Microelectronics
Corporation 229,882
19,000 Sinbon Electronics Company, Ltd. 157,208
21,000 Systex Corporation 65,202
15,826 Taichung Commercial Bank
Company, Ltd. 6,804
9,000 Taiwan Cogeneration Corporation 12,383
4,000 Taiwan Paiho, Ltd. 12,457
243,620 Taiwan Semiconductor
Manufacturing Company, Ltd. 5,169,692
59,000 Topco Scientific Company, Ltd. 293,217
138,000 Tung Ho Steel Enterprise
Corporation 200,593
21,000 Vanguard International
Semiconductor Corporation 109,426
1,000 Voltronic Power Technology
Corporation 58,565
7,700 Wan Hai Lines, Ltd. 44,422
Total 10,443,987
Thailand (0.1%)
363,400 AP (Thailand) Public Company, Ltd.
NVDR 97,009
40,600 Com7 Public Company, Ltd. NVDR 87,969
2,100 Kasikornbank pcl NVDR 8,953
636,200 Land and Houses Public Company,
Ltd. NVDR 162,297
4,800 PTT Exploration and Production
Public Company, Ltd. NVDR 16,979
23,200 Siam Commercial Bank Public
Company, Ltd. NVDR 88,210
67,300 Thai Vegetable Oil Public
Company, Ltd. NVDR 63,325
123,200 TISCO Financial Group Public
Company, Ltd. 342,817
Total 867,559
Turkey (<0.1%)
8,505 Aksa Akrilik Kimya Sanayii AS 20,890
12,544 Eregli Demir ve Celik Fabrikalari
TAS
f
26,192
680 Ford Otomotiv Sanayi AS 13,127
7,428 Is Yatirim Menkul Degerler AS 12,359
7,086 Koza Altin Isletmeleri AS
a
78,766
465 Nuh Cimento Sanayi AS 2,107
17,549 TAV Havalimanlari Holding AS
a
48,413
7,361 Turkiye Garanti Bankasi AS 7,542
11,034 Ulker Biskuvi Sanayi AS
f
23,161
27,563 Vestel Elektronik Sanayi ve Ticaret
AS 72,649
Total 305,206
United Kingdom (8.7%)
12,796 888 Holdings Public Company, Ltd. 67,036

International Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (93.5%) Value
United Kingdom (8.7%) - continued
57,042 AstraZeneca plc $ 7,136,034
688,412 Auto Trader Group plc
b
5,707,239
51,501 Avacta Group plc
a
82,464
2,333 Bank of Georgia Group plc 48,415
497,850 Barclays plc 1,373,805
95,850 Barratt Developments plc 870,134
28,026 Bellway plc 1,271,649
777,423 BP plc 3,724,560
3,355 Brewin Dolphin Holdings plc 17,287
74,708 Cairn Energy plc 186,517
5,421 Capital & Counties Properties plc 12,227
1,368 Carnival plc ADR
a
28,044
31,956 Central Asia Metals plc 107,365
4,118 Chemring Group plc 16,420
17,643 CMC Markets plc
b
60,618
4,211 Coca-Cola European Partners plc 221,709
13,309 Computacenter plc 489,303
34,891 Crest Nicholson Holdings plc 169,990
17,845 Croda International plc 2,309,688
43,017 Currys plc 71,527
31,263 Dechra Pharmaceuticals plc 2,190,592
1,002 Derwent London plc 46,348
140,671 Diageo plc 6,998,624
8,636 Diploma plc 354,915
701 Euromoney Institutional Investor plc 10,026
5,486 Genus plc 416,013
13,494 Greggs plc 564,008
69,749 Halfords Group plc 254,292
265,437 Halma plc 10,764,348
76,800 Howden Joinery Group plc 966,777
72,005 IG Group Holdings plc 781,935
7,537 Imperial Brands plc 159,040
79,549 Inchcape plc 899,240
15,372 Indivior plc
a
51,163
31,019 InterContinental Hotels Group plc
a
2,172,792
43,458 Intermediate Capital Group plc 1,303,522
536,569 ITV plc
a
789,722
19,816 JD Sports Fashion plc 295,355
71,432 John Wood Group plc
a
208,299
75,277 Just Group plc
a
94,187
11,043 Kainos Group plc 299,236
54,685 LondonMetric Property plc 195,584
17,634 Mondi plc 440,387
219,351 Moneysupermarket.com Group plc 636,830
4,131 Morgan Advanced Materials plc 19,561
7,799 Morgan Sindall Group plc 241,624
983 NCC Group plc 3,343
132,481 PageGroup plc 1,203,878
78,822 Paragon Banking Group plc 591,677
20,415 Pennon Group plc 325,631
83,073 Reach plc 360,277
60,693 Redde Northgate plc 330,584
6,213 Redrow plc 54,704
203,894 RELX plc 6,322,223
3,261 Renishaw plc 224,386
4,925 Rightmove plc 46,554
16,460 Rio Tinto plc 1,026,306
222,248 Royal Dutch Shell plc, Class A 5,091,455
358,593 Royal Dutch Shell plc, Class B 8,229,253
26,026 Safestore Holdings plc 428,127
4,882 Savills plc 94,740
8,868 Serica Energy plc 25,001
16,882 Spectris plc 868,615
13,387 Spirax-Sarco Engineering plc 2,857,717
29,906 Spirent Communications plc 117,872
Shares Common Stock (93.5%) Value
United Kingdom (8.7%) - continued
67,203 Stagecoach Group plc
a
$ 73,255
37,385 Standard Chartered plc 252,835
12,732 SThree plc 102,630
75,337 Tate & Lyle plc 668,310
6,472 Travis Perkins plc 136,823
569,007 Tritax Big Box REIT plc 1,751,083
1,743 Unite Group plc 26,024
9,404 Vesuvius plc 60,635
9,797 Vistry Group plc 164,058
Total 86,564,447
United States (<0.1%)
6,342 Yum China Holding, Inc. 362,001
Total 362,001
Total Common Stock
(cost $789,141,759) 928,743,596
Shares
Collateral Held for Securities
Loaned ( 1.3% )
13,248,084 Thrivent Cash Management Trust 13,248,084
Total Collateral Held for
Securities Loaned
(cost $13,248,084) 13,248,084
Shares Preferred Stock ( 0.2% )
Brazil (<0.1%)
47,900 Companhia de Saneamento do
Parana 31,572
4,200 Companhia de Saneamento do
Parana, Units 13,611
Total 45,183
Germany (0.2%)
8,739 Volkswagen AG 1,961,312
Total 1,961,312
South Korea (<0.1%)
2,494 Samsung Electronics Company,
Ltd. 137,010
Total 137,010
Total Preferred Stock
(cost $2,307,479) 2,143,505
Principal
Amount Long-Term Fixed Income ( <0.1% )
Venezuela (0.1%)
Petroleos de Venezuela SA
$ 5,360,000 6.000%,  10/28/2022
g
175,272
3,250,000 6.000%,  5/16/2024
g
162,500
637,000 6.000%,  11/15/2026
g
31,850
680,000 5.375%,  4/12/2027
g
34,000
70,000 5.500%,  4/12/2037
g
3,501
Total 407,123
Total Long-Term Fixed Income
(cost $3,822,422) 407,123

International Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments ( 5.8% ) Value
Federal Home Loan Bank Discount
Notes
100,000 0.040%,  11/18/2021
h
$ 99,998
400,000 0.040%,  12/1/2021
h
399,987
200,000 0.025%,  12/21/2021
h
199,989
3,200,000 0.020%,  12/28/2021
h,i
3,199,797
Thrivent Core Short-Term Reserve
Fund
5,350,912 0.130% 53,509,117
Total Short-Term Investments
(cost $57,342,018) 57,408,888
Total Investments (cost
$865,861,762) 100.9% $1,001,951,196
Other Assets and Liabilities,
Net (0.9%) (8,610,795)
Total Net Assets 100.0% $993,340,401
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2021, the value of these investments was $25,295,611 or
2.5% of total net assets.
c All or a portion of the security is on loan.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e In bankruptcy.  Income is being accrued per the bankruptcy agreement terms.
f Denotes investments purchased on a when-issued or
delayed-delivery basis.
g Defaulted security.  Interest is not being accrued.
h The interest rate shown reflects the yield.
i All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent International Allocation
Fund as of October 31, 2021:
Securities Lending Transactions
Common Stock $ 12,325,180
Total lending $12,325,180
Gross amount payable upon return of
collateral for securities loaned $13,248,084
Net amounts due to counterparty $922,904
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
NVDR - Non-Voting Depository Receipts
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $146,238,942
Gross unrealized depreciation (20,584,170)
Net unrealized appreciation (depreciation) $125,654,772
Cost for federal income tax purposes $875,334,301

International Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2021, in valuing International Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 57,454,837 825,054 56,443,090 186,693
Consumer Discretionary 94,153,402 4,530,503 89,622,899 –
Consumer Staples 62,405,860 535,598 61,870,262 –
Energy 56,389,370 3,497,298 52,892,072 –
Financials 159,837,432 368,037 159,466,602 2,793
Health Care 110,704,429 6,081 110,698,348 –
Industrials 163,163,331 62,245 163,101,086 –
Information Technology 109,557,952 5,701,191 103,856,761 –
Materials 72,219,141 355,128 71,864,013 –
Real Estate 31,045,137 – 31,045,137 –
Utilities 11,812,705 78,274 11,734,431 –
Preferred Stock
Consumer Discretionary 1,961,312 – 1,961,312 –
Information Technology 137,010 – 137,010 –
Utilities 45,183 – 45,183 –
Long-Term Fixed Income
Energy 407,123 – 407,123 –
Short-Term Investments 3,899,771 – 3,899,771 –
Subtotal Investments in Securities $935,193,995 $15,959,409 $919,045,100 $189,486
Other Investments  * Total
Affiliated Short-Term Investments 53,509,117
Collateral Held for Securities Loaned 13,248,084
Subtotal Other Investments $66,757,201
Total Investments at Value $1,001,951,196
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 856 856 – –
Total Asset Derivatives $856 $856 $– $–
Liability Derivatives
Futures Contracts 962,979 962,979 – –
Total Liability Derivatives $962,979 $962,979 $– $–

International Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
The following table presents International Allocation Fund's futures contracts held as of October 31, 2021. Investments and/or cash totaling
$4,181,134 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
Eurex Euro STOXX 50 Index 1 December 2021 $ 48,314 $ 856
ICE mini MSCI EAFE Index 628 December 2021 74,387,487 (924,047)
ICE US mini MSCI Emerging Markets Index 27 December 2021 1,742,633 (38,932)
Total Futures Long Contracts $ 76,178,434 ( $ 962,123)
Total Futures Contracts $ 76,178,434 ($962,123)
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of October 31, 2021, for International Allocation
Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the
Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 856
Total Equity Contracts 856
Total Asset Derivatives $856
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 962,979
Total Equity Contracts 962,979
Total Liability Derivatives $962,979
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2021, for
International Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 14,879,914
Total Equity Contracts 14,879,914
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts (266,183)
Total Foreign Exchange Contracts (266,183)
Total $14,613,731

International Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2021, for International Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 5,305,400
Total Equity Contracts 5,305,400
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 563,025
Total Foreign Exchange Contracts 563,025
Total $5,868,425
The following table presents International Allocation Fund's average volume of derivative activity during the period ended October 31, 2021.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $77,645,922
Futures - Short (10,143,288)
Foreign Exchange Contracts
Futures - Long 19,474,438
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Allocation
Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
10/31/2021
Shares Held at
10/31/2021
% of Net
Assets
10/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% $49,546 $149,838 $145,875 $53,509 5,351 5.4%
Total Affiliated Short-Term Investments 49,546 53,509 5.4
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   1,557 132,873 121,182 13,248 13,248 1.3
Total Collateral Held for Securities Loaned 1,557 13,248 1.3
Total Value $51,103 $66,757
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2020
- 10/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% $0 $0 $– $90
Total Income/Non Income Cash from Affiliated Investments $90
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 0 118
Total Affiliated Income from Securities Loaned, Net $118
Total $0 $0 $0

Large Cap Growth Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 96.5% ) Value
Communications Services (15.7%)
64,581 Alphabet, Inc., Class A
a
$ 191,219,175
310,323 Facebook, Inc.
a
100,411,213
334,100 Live Nation Entertainment, Inc.
a
33,794,215
589,462 Twitter, Inc.
a
31,559,795
Total 356,984,398
Consumer Discretionary (15.1%)
47,656 Amazon.com, Inc.
a
160,716,524
175,271 Aptiv plc
a
30,302,603
70,486 Carvana Company
a
21,369,945
16,534 Chipotle Mexican Grill, Inc.
a
29,414,482
179,251 Penn National Gaming, Inc.
a
12,834,372
79,546 Tesla, Inc.
a
88,614,244
Total 343,252,170
Consumer Staples (1.5%)
332,012 BJ's Wholesale Club Holdings,
Inc.
a
19,402,782
91,384 Walmart, Inc. 13,654,597
Total 33,057,379
Financials (7.0%)
180,044 American Express Company 31,288,046
511,100 Charles Schwab Corporation 41,925,533
17,767 Coinbase Global, Inc.
a
5,675,135
118,391 First Republic Bank 25,611,525
135,494 Raymond James Financial, Inc. 13,358,354
88,550 S&P Global, Inc. 41,986,868
Total 159,845,461
Health Care (12.6%)
83,811 Amgen, Inc. 17,346,363
43,163 Anthem, Inc. 18,781,516
94,303 Danaher Corporation 29,400,846
44,936 Dexcom , Inc.
a
28,004,564
192,253 Edwards Lifesciences Corporation
a
23,035,754
114,351 Intuitive Surgical, Inc.
a
41,295,577
167,213 Novo Nordisk AS ADR 18,415,168
112,149 Teladoc Health, Inc.
a,b
16,776,369
56,089 Thermo Fisher Scientific, Inc. 35,508,263
73,413 Veeva Systems, Inc.
a
23,272,655
168,103 Zoetis, Inc. 36,343,869
Total 288,180,944
Industrials (3.9%)
58,363 Lockheed Martin Corporation 19,395,192
104,793 Norfolk Southern Corporation 30,709,589
897,670 Uber Technologies, Inc.
a
39,335,899
Total 89,440,680
Information Technology (39.4%)
115,234 Adobe, Inc.
a
74,943,584
1,058,114 Apple, Inc. 158,505,477
194,172 Mastercard , Inc. 65,148,590
670,429 Microsoft Corporation 222,327,665
378,888 NVIDIA Corporation 96,870,295
278,186 PayPal Holdings, Inc.
a
64,703,282
258,835 QUALCOMM, Inc. 34,435,408
216,835 Salesforce.com, Inc.
a
64,983,281
70,248 ServiceNow , Inc.
a
49,016,245
Shares Common Stock (96.5%) Value
Information Technology (39.4%) - continued
266,544 Square, Inc.
a
$ 67,835,448
Total 898,769,275
Materials (1.3%)
95,161 Sherwin-Williams Company 30,128,925
Total 30,128,925
Total Common Stock
(cost $1,056,054,639) 2,199,659,232
Shares
Collateral Held for Securities
Loaned ( 1.2% ) Value
27,875,384 Thrivent Cash Management Trust 27,875,384
Total Collateral Held for
Securities Loaned
(cost $27,875,384) 27,875,384
Shares
Registered Investment
Companies ( 0.6% ) Value
Unaffiliated  (0.6%)
109,336 SPDR S&P Biotech ETF
b
13,646,226
Total 13,646,226
Total Registered Investment
Companies (cost $14,286,886) 13,646,226
Shares Short-Term Investments ( 3.6% ) Value
Thrivent Core Short-Term Reserve
Fund
8,172,928 0.130% 81,729,277
Total Short-Term Investments
(cost $81,709,988) 81,729,277
Total Investments (cost
$1,179,926,897) 101.9% $2,322,910,119
Other Assets and Liabilities, Net
(1.9%) (43,478,835)
Total Net Assets 100.0% $2,279,431,284
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Growth Fund as of October 31, 2021:
Securities Lending Transactions
Common Stock $ 27,235,252
Total lending $27,235,252
Gross amount payable upon return of
collateral for securities loaned $27,875,384
Net amounts due to counterparty $640,132

Large Cap Growth Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
SPDR - S&P Depository Receipts, which are a family of
exchange-traded funds traded in the U.S., Europe,
and Asia-Pacific and managed by State Street Global
Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $1,154,504,696
Gross unrealized depreciation (14,402,593)
Net unrealized appreciation (depreciation) $1,140,102,103
Cost for federal income tax purposes $1,182,808,016
Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2021, in valuing Large Cap Growth Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 356,984,398 356,984,398 – –
Consumer Discretionary 343,252,170 343,252,170 – –
Consumer Staples 33,057,379 33,057,379 – –
Financials 159,845,461 159,845,461 – –
Health Care 288,180,944 288,180,944 – –
Industrials 89,440,680 89,440,680 – –
Information Technology 898,769,275 898,769,275 – –
Materials 30,128,925 30,128,925 – –
Registered Investment Companies
Unaffiliated 13,646,226 13,646,226 – –
Subtotal Investments in Securities $2,213,305,458 $2,213,305,458 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 81,729,277
Collateral Held for Securities Loaned 27,875,384
Subtotal Other Investments $109,604,661
Total Investments at Value $2,322,910,119
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Large Cap Growth Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Growth Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
10/31/2021
Shares Held at
10/31/2021
% of Net
Assets
10/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% $24,892 $472,825 $415,988 $81,729 8,173 3.6%
Total Affiliated Short-Term Investments 24,892 81,729 3.6
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   10,855 164,849 147,829 27,875 27,875 1.2
Total Collateral Held for Securities Loaned 10,855 27,875 1.2
Total Value $35,747 $109,604
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2020
- 10/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% $2 $(2) $– $64
Total Income/Non Income Cash from Affiliated Investments $64
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 1 19
Total Affiliated Income from Securities Loaned, Net $19
Total $2 $(2) $1

Large Cap Value Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 97.3% ) Value
Communications Services (6.1%)
10,072 Alphabet, Inc., Class C
a
$ 29,867,609
710,249 Comcast Corporation 36,528,106
376,996 Discovery, Inc., Class A
a,b
8,836,786
674,136 Verizon Communications, Inc. 35,722,467
Total 110,954,968
Consumer Discretionary (7.4%)
132,310 Aptiv plc
a
22,875,076
9,931 AutoZone, Inc.
a
17,725,246
148,970 D.R. Horton, Inc. 13,298,552
196,595 Lowe's Companies, Inc. 45,967,843
41,649 Mohawk Industries, Inc.
a
7,380,619
229,555 Sony Group Corporation ADR 26,580,173
Total 133,827,509
Consumer Staples (6.2%)
62,189 Kimberly-Clark Corporation 8,052,854
171,366 Lamb Weston Holdings, Inc. 9,673,611
411,038 Philip Morris International, Inc. 38,859,532
145,097 Sysco Corporation 11,157,959
295,971 Walmart, Inc. 44,223,987
Total 111,967,943
Energy (6.3%)
539,173 BP plc ADR 15,522,791
321,537 ConocoPhillips 23,951,291
452,600 Devon Energy Corporation 18,140,208
745,821 Enterprise Products Partners, LP 16,915,220
283,703 Halliburton Company 7,089,738
185,798 Marathon Petroleum Corporation 12,249,662
109,951 Pioneer Natural Resources
Company 20,558,638
Total 114,427,548
Financials (23.8%)
1,384,333 Bank of America Corporation 66,143,431
103,697 Capital One Financial Corporation 15,661,358
331,096 Charles Schwab Corporation 27,159,805
127,700 Chubb, Ltd. 24,950,026
218,867 Comerica, Inc. 18,623,393
106,080 Discover Financial Services 12,020,986
399,660 Equitable Holdings, Inc. 13,388,610
359,154 J.P. Morgan Chase & Company 61,016,673
71,111 Marsh & McLennan Companies,
Inc. 11,861,315
361,846 Morgan Stanley 37,190,532
212,448 Raymond James Financial, Inc. 20,945,248
198,617 State Street Corporation 19,573,705
80,496 Torchmark Corporation 7,165,754
428,058 Truist Financial Corporation 27,168,841
687,341 Wells Fargo & Company 35,164,365
252,256 Zions Bancorporation, N.A. 15,889,605
40,453 Zurich Insurance Group AG 17,929,610
Total 431,853,257
Health Care (15.0%)
159,853 AbbVie, Inc. 18,330,344
66,711 Anthem, Inc. 29,027,957
61,158 Biogen, Inc.
a
16,309,615
205,210 Centene Corporation
a
14,619,160
96,756 Cigna Holding Company 20,668,049
152,828 CVS Health Corporation 13,644,484
248,129 GlaxoSmithKline plc ADR 10,503,301
Shares Common Stock (97.3%) Value
Health Care (15.0%) - continued
93,466 HCA Healthcare, Inc. $ 23,409,494
231,662 Johnson & Johnson 37,733,107
275,677 Medtronic plc 33,042,645
450,159 Merck & Company, Inc. 39,636,500
115,855 Zimmer Biomet Holdings, Inc. 16,581,168
Total 273,505,824
Industrials (12.8%)
94,202 Carlisle Companies, Inc. 20,999,510
94,120 Crane Company 9,720,714
466,957 CSX Corporation 16,889,835
515,475 Delta Air Lines, Inc.
a
20,170,537
104,863 General Dynamics Corporation 21,260,973
406,401 Johnson Controls International plc 29,817,641
18,985 Kansas City Southern 5,890,096
92,284 L3Harris Technologies, Inc. 21,275,153
62,059 Parker-Hannifin Corporation 18,406,079
189,697 Raytheon Technologies
Corporation 16,856,475
170,991 United Parcel Service, Inc. 36,501,449
37,943 United Rentals, Inc.
a
14,384,571
Total 232,173,033
Information Technology (10.2%)
890,094 Cisco Systems, Inc. 49,818,561
145,575 Microsoft Corporation 48,275,582
173,135 QUALCOMM, Inc. 23,033,880
425,827 Samsung Electronics Company,
Ltd. 25,495,596
1,113,641 Telefonaktiebolaget LM Ericsson
ADR
b
12,105,278
114,020 Texas Instruments, Inc. 21,376,470
41,844 VMware, Inc.
a,b
6,347,735
Total 186,453,102
Materials (4.3%)
466,515 Axalta Coating Systems, Ltd.
a
14,550,603
389,457 CF Industries Holdings, Inc. 22,121,158
120,475 Eastman Chemical Company 12,533,014
115,957 LyondellBasell Industries NV 10,763,129
162,294 Nucor Corporation 18,120,125
Total 78,088,029
Real Estate (2.8%)
218,998 American Campus Communities,
Inc. 11,764,573
49,154 AvalonBay Communities, Inc. 11,633,769
126,805 CBRE Group, Inc.
a
13,197,864
848,085 Host Hotels & Resorts, Inc.
a
14,273,270
Total 50,869,476
Utilities (2.4%)
179,078 Duke Energy Corporation 18,267,747
104,346 Entergy Corporation 10,749,725
284,912 Exelon Corporation 15,154,469
Total 44,171,941
Total Common Stock
(cost $1,148,449,040) 1,768,292,630

Large Cap Value Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Collateral Held for Securities
Loaned ( 0.9% ) Value
15,388,980 Thrivent Cash Management Trust $ 15,388,980
Total Collateral Held for
Securities Loaned
(cost $15,388,980) 15,388,980
Shares Short-Term Investments ( 2.3% ) Value
Thrivent Core Short-Term Reserve
Fund
4,165,759 0.130% 41,657,593
Total Short-Term Investments
(cost $41,634,765) 41,657,593
Total Investments (cost
$1,205,472,785) 100.5% $1,825,339,203
Other Assets and Liabilities, Net
(0.5%) (8,443,875)
Total Net Assets 100.0% $1,816,895,328
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Value Fund as of October 31, 2021:
Securities Lending Transactions
Common Stock $ 14,713,489
Total lending $14,713,489
Gross amount payable upon return of
collateral for securities loaned $15,388,980
Net amounts due to counterparty $675,491
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $647,163,602
Gross unrealized depreciation (25,042,527)
Net unrealized appreciation (depreciation) $622,121,075
Cost for federal income tax purposes $1,203,218,128

Large Cap Value Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2021, in valuing Large Cap Value Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 110,954,968 110,954,968 – –
Consumer Discretionary 133,827,509 133,827,509 – –
Consumer Staples 111,967,943 111,967,943 – –
Energy 114,427,548 114,427,548 – –
Financials 431,853,257 413,923,647 17,929,610 –
Health Care 273,505,824 273,505,824 – –
Industrials 232,173,033 232,173,033 – –
Information Technology 186,453,102 160,957,506 25,495,596 –
Materials 78,088,029 78,088,029 – –
Real Estate 50,869,476 50,869,476 – –
Utilities 44,171,941 44,171,941 – –
Subtotal Investments in Securities $1,768,292,630 $1,724,867,424 $43,425,206 $–
Other Investments  * Total
Affiliated Short-Term Investments 41,657,593
Collateral Held for Securities Loaned 15,388,980
Subtotal Other Investments $57,046,573
Total Investments at Value $1,825,339,203
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Value Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
10/31/2021
Shares Held at
10/31/2021
% of Net
Assets
10/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% $17,758 $228,684 $204,784 $41,658 4,166 2.3%
Total Affiliated Short-Term Investments 17,758 41,658 2.3
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   12,892 166,808 164,311 15,389 15,389 0.9
Total Collateral Held for Securities Loaned 12,892 15,389 0.9
Total Value $30,650 $57,047
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2020
- 10/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% $– $– $– $52
Total Income/Non Income Cash from Affiliated Investments $52
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 1 85
Total Affiliated Income from Securities Loaned, Net $85
Total $– $– $1

Limited Maturity Bond Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 98.6% ) Value
Asset-Backed Securities (18.8%)
510 Asset Backed 2021-NPL1
Trust
$ 5,379,453
2.240%,  11/25/2069, Ser.
2021-NPL1, Class A1
a,b
$ 5,368,629
510 Assets Backed Trust
3,849,626
2.116%,  6/25/2061, Ser.
2021-NPL2, Class A1
a,b
3,835,685
522 Funding CLO, Ltd.
5,200,000
1.172%,  (LIBOR 3M +
1.040%), 10/20/2031, Ser.
2018-3A, Class AR
a,c
5,201,508
Affirm Asset Securitization Trust
5,500,000
0.880%,  8/15/2025, Ser.
2021-A, Class A
*
5,505,523
Aimco CLO 11, Ltd.
5,500,000
1.504%,  (LIBOR 3M +
1.380%), 10/15/2031, Ser.
2020-11A, Class A1
a,c
5,500,000
Arch Street CLO, Ltd.
5,927,030
1.132%,  (LIBOR 3M +
1.000%), 10/20/2028, Ser.
2016-2A, Class AR2
a,c
5,927,842
7,500,000
1.832%,  (LIBOR 3M +
1.700%), 10/20/2028, Ser.
2016-2A, Class BR2
a,c
7,501,357
Ares XXXVII CLO, Ltd.
4,000,000
1.294%,  (LIBOR 3M +
1.170%), 10/15/2030, Ser.
2015-4A, Class A1R
a,c
4,000,260
Arkansas Student Loan Auth.
3,639,905
1.029%,  (LIBOR 3M +
0.900%), 11/25/2043, Ser.
2010-1A
c
3,663,824
Avant Credit Card Master Trust
10,500,000
1.370%,  4/15/2027, Ser.
2021-1A, Class A
a
10,399,181
Benefit Street Partners CLO II, Ltd.
3,000,000
1.574%,  (LIBOR 3M +
1.450%), 7/15/2029, Ser.
2013-IIA, Class A2R2
a,c
2,999,004
Benefit Street Partners CLO IV, Ltd.
5,500,000
1.312%,  (LIBOR 3M +
1.180%), 1/20/2032, Ser.
2014-IVA, Class ARRR
a,c
5,502,904
BHG Securitization Trust
7,124,111
0.900%,  10/17/2034, Ser.
2021-B, Class A
a
7,105,047
BlueMountain CLO, Ltd.
4,022,000
1.132%,  (LIBOR 3M +
1.000%), 4/20/2031, Ser.
2015-3A, Class A1R
a,c
4,010,091
CarVal CLO II, Ltd.
8,500,000
1.242%,  (LIBOR 3M +
1.110%), 4/20/2032, Ser.
2019-1A, Class ANR
a,c
8,508,126
CBAM, Ltd.
6,430,000
1.404%,  (LIBOR 3M +
1.280%), 2/12/2030, Ser.
2019-9A, Class A
a,c
6,431,427
Colony American Finance, Ltd.
4,650,000
2.239%,  3/26/2029, Ser.
2021-RTL1, Class A1
a,b
4,630,784
Principal
Amount Long-Term Fixed Income (98.6%) Value
Asset-Backed Securities (18.8%) - continued
Commonbond Student Loan Trust
$ 354,055
2.550%,  5/25/2041, Ser.
2017-AGS, Class A1
a
$ 359,904
1,138,328
0.589%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
a,c
1,132,851
Conn's Receivables Funding
356,401
1.710%,  6/16/2025, Ser.
2020-A, Class A
a
357,046
CoreVest American Finance Trust
1,066,575
3.804%,  6/15/2051, Ser.
2018-1, Class A
a
1,086,387
Dewolf Park CLO, Ltd.
5,500,000
1.574%,  (LIBOR 3M +
1.450%), 10/15/2030, Ser.
2017-1A, Class BR
a,c
5,500,242
Earnest Student Loan Program,
LLC
326,735
2.650%,  1/25/2041, Ser.
2017-A, Class A2
a
327,454
ECMC Group Student Loan Trust
4,658,207
1.239%,  (LIBOR 1M +
1.150%), 11/25/2069, Ser.
2020-2A, Class A
a,c
4,738,940
Education Funding Trust
2,687,295
2.790%,  7/25/2041, Ser.
2020-A, Class A
a
2,733,110
Flatiron CLO, Ltd.
4,000,000
1.575%,  (LIBOR 3M +
1.450%), 5/15/2030, Ser.
2017-1A, Class BR
a,c
3,975,740
Freedom ABS Trust
141,000
2.520%,  3/18/2027, Ser.
2020-FP1, Class A
a
141,205
Galaxy XXIII CLO, Ltd.
6,000,000
1.474%,  (LIBOR 3M +
1.350%), 4/24/2029, Ser.
2017-23A, Class B1R
a,c
5,997,780
Genesis Sales Finance Master
Trust
4,500,000
1.650%,  9/22/2025, Ser.
2020-AA, Class A
a
4,525,471
10,000,000
1.200%,  12/21/2026, Ser.
2021-AA, Class A
a
9,907,421
Goldentree Loan Management,
Ltd.
6,000,000
1.525%,  (LIBOR 3M +
1.400%), 11/20/2030, Ser.
2017-2A, Class BR
a,c
5,999,988
GoldenTree Loan Opportunities,
Ltd.
3,000,000
1.429%,  (LIBOR 3M +
1.300%), 10/29/2029, Ser.
2014-9A, Class AJR2
a,c
3,000,027
Goldman Home Improvement Trust
4,388,472
1.150%,  6/25/2051, Ser.
2021-GRN2, Class A
a
4,344,012
Invitation Homes Trust
7,069,137
1.186%,  (LIBOR 1M +
1.100%), 1/17/2038, Ser.
2018-SFR4, Class A
a,c
7,071,337

Limited Maturity Bond Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.6%) Value
Asset-Backed Securities (18.8%) - continued
Kentucky Higher Education
Student Loan Corporation
Student Loan Rev.
$ 4,505,698
0.869%,  (LIBOR 1M +
0.780%), 3/25/2051, Ser.
2021-1
c
$ 4,530,061
Lendingpoint Asset Securitization
Trust
4,843,988
1.000%,  12/15/2028, Ser.
2021-A, Class A
a
4,843,335
5,000,000
1.110%,  2/15/2029, Ser.
2021-B, Class A
a
4,996,040
LHOME Mortgage Trust
6,000,000
2.363%,  9/25/2026, Ser.
2021-RTL3, Class A1
a,b
5,988,469
Longfellow Place CLO, Ltd.
9,000,000
1.874%,  (LIBOR 3M +
1.750%), 4/15/2029, Ser.
2013-1A, Class BR3
a,c
9,000,576
Madison Park Funding XI, Ltd.
3,500,000
1.574%,  (LIBOR 3M +
1.450%), 7/23/2029, Ser.
2013-11A, Class BR2
a,c
3,500,332
Madison Park Funding XXV, Ltd.
7,000,000
1.774%,  (LIBOR 3M +
1.650%), 4/25/2029, Ser.
2017-25A, Class A2R
a,c
7,001,694
Madison Park Funding, Ltd.
4,500,000
1.732%,  (LIBOR 3M +
1.600%), 1/20/2029, Ser.
2012-10A, Class BR3
a,c
4,500,612
Mercury Financial Credit Card
Master Trust
3,300,000
1.540%,  3/20/2026, Ser.
2021-1A, Class A
a
3,305,830
Mission Lane Credit Card Master
Trust
4,500,000
1.590%,  9/15/2026, Ser.
2021-A, Class A
a
4,481,000
MRA Issuance Trust
4,000,000
1.832%,  (LIBOR 1M +
1.750%), 2/16/2022, Ser.
2021-EBO4, Class A1X
a,c
4,001,622
National Collegiate Trust
958,042
0.384%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
a,c
943,336
Navient Private Education Refi
Loan Trust
6,620,401
1.060%,  10/15/2069, Ser.
2021-CA, Class A
a
6,592,617
Navient Student Loan Trust
1,319,444
0.689%,  (LIBOR 1M +
0.600%), 7/26/2066, Ser.
2017-3A, Class A2
a,c
1,322,574
169,183
0.839%,  (LIBOR 1M +
0.750%), 7/26/2066, Ser.
2017-1A, Class A2
a,c
169,225
Neuberger Berman CLO XIV, Ltd.
3,500,000
1.166%,  (LIBOR 3M +
1.030%), 1/28/2030, Ser.
2013-14A, Class AR2
a,c
3,496,612
Principal
Amount Long-Term Fixed Income (98.6%) Value
Asset-Backed Securities (18.8%) - continued
Neuberger Berman Loan Advisers
CLO, Ltd.
$ 7,500,000
1.102%,  (LIBOR 3M +
0.970%), 7/20/2031, Ser.
2020-37A, Class AR
a,c
$ 7,500,337
New Hampshire Higher Education
Loan Corporation
4,106,322
1.289%,  (LIBOR 1M +
1.200%), 9/25/2060, Ser.
2020-1, Class A1B
c
4,239,173
Northstar Education Finance, Inc.
443,002
0.789%,  (LIBOR 1M +
0.700%), 12/26/2031, Ser.
2012-1, Class A
a,c
444,987
OCP CLO
4,000,000
1.674%,  (LIBOR 3M +
1.550%), 7/15/2030, Ser.
2017-13A, Class A2R
a,c
3,999,988
OHA Credit Funding 1, Ltd.
3,165,000
1.582%,  (LIBOR 3M +
1.450%), 10/20/2030, Ser.
2018-1A, Class A2
a,c
3,166,304
OneMain Financial Issuance Trust
3,500,000
1.750%,  9/14/2035, Ser.
2020-2A, Class A
a
3,508,595
OZLM VIII, Ltd.
4,350,758
1.292%,  (LIBOR 3M +
1.170%), 10/17/2029, Ser.
2014-8A, Class A1RR
a,c
4,352,215
Progress Residential Trust
2,997,040
3.422%,  8/17/2035, Ser.
2019-SFR1, Class A
a
3,012,738
3,000,000
2.078%,  6/18/2037, Ser.
2020-SFR2, Class A
a
3,025,013
ROC Securities Trust Series
4,200,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
a,c
4,174,614
SLM Student Loan Trust
2,516,221
0.489%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
c
2,475,996
Small Business Lending Trust
234,611
2.620%,  12/15/2026, Ser.
2020-A, Class A
a
235,074
SoFi Consumer Loan Program
Trust
192,973
2.020%,  1/25/2029, Ser.
2020-1, Class A
a
194,057
SoFi Professional Loan Program,
LLC
67,358
0.939%,  (LIBOR 1M +
0.850%), 7/25/2039, Ser.
2016-E, Class A1
a,c
67,449
Sound Point CLO XIV, Ltd.
5,500,000
1.624%,  (LIBOR 3M +
1.500%), 1/23/2029, Ser.
2016-3A, Class B1R
a,c
5,498,416
Sound Point CLO XV, Ltd.
9,000,000
1.624%,  (LIBOR 3M +
1.500%), 1/23/2029, Ser.
2017-1A, Class BR
a,c
9,002,160

Limited Maturity Bond Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.6%) Value
Asset-Backed Securities (18.8%) - continued
Sound Point CLO XX, Ltd.
$ 5,000,000
1.225%,  (LIBOR 3M +
1.100%), 7/26/2031, Ser.
2018-2A, Class A
a,c
$ 5,003,370
THL Credit Wind River CLO, Ltd.
1,500,000
1.562%,  (LIBOR 3M +
1.430%), 10/20/2033, Ser.
2020-1A, Class A
a,c
1,503,674
Toorak Mortgage Corporation, Ltd.
4,500,000
2.240%,  6/25/2024, Ser.
2021-1, Class A1
a,b
4,488,253
Upstart Securitization Trust
102,440
2.684%,  1/21/2030, Ser.
2019-3, Class A
*
102,560
1,035,382
2.322%,  4/22/2030, Ser.
2020-1, Class A
*
1,039,726
1,356,692
1.702%,  11/20/2030, Ser.
2020-3, Class A
*
1,362,645
2,152,752
0.870%,  3/20/2031, Ser.
2021-1, Class A
*
2,155,201
4,724,820
0.910%,  6/20/2031, Ser.
2021-2, Class A
*
4,724,149
8,187,689
0.830%,  7/20/2031, Ser.
2021-3, Class A
*
8,175,867
VCAT Asset Securitization, LLC
3,303,647
2.289%,  12/26/2050, Ser.
2021-NPL1, Class A1
a,b
3,306,878
Voya CLO, Ltd.
1,250,000
1.124%,  (LIBOR 3M +
1.000%), 10/15/2030, Ser.
2012-4A, Class A1R3
a,c
1,250,088
Whitebox Clo II, Ltd.
2,750,000
2.074%,  (LIBOR 3M +
1.950%), 10/24/2031, Ser.
2020-2A, Class A2
a,c
2,755,497
Wind River CLO, Ltd.
5,000,000
1.732%,  (LIBOR 3M +
1.600%), 7/20/2030, Ser.
2013-1A, Class A2RR
a,c
5,001,140
Total 321,730,206
Basic Materials (1.6%)
Air Products and Chemicals, Inc.
975,000 1.500%,  10/15/2025 985,447
Anglo American Capital plc
2,087,000 4.875%,  5/14/2025
a
2,309,885
DowDuPont, Inc.
2,000,000 4.205%,  11/15/2023 2,132,032
EI du Pont de Nemours &
Company
800,000 1.700%,  7/15/2025 810,639
Freeport-McMoRan, Inc.
3,700,000 4.550%,  11/14/2024 4,000,699
Glencore Funding, LLC
1,500,000 3.000%,  10/27/2022
a
1,529,325
2,000,000 4.625%,  4/29/2024
a
2,158,570
Kinross Gold Corporation
1,000,000 5.950%,  3/15/2024 1,097,649
LYB International Finance III, LLC
1,400,000 1.250%,  10/1/2025 1,385,930
Principal
Amount Long-Term Fixed Income (98.6%) Value
Basic Materials (1.6%) - continued
Mosaic Company
$ 750,000 3.250%,  11/15/2022 $ 768,637
Nucor Corporation
950,000 2.000%,  6/1/2025 969,758
Southern Copper Corporation
3,250,000 3.875%,  4/23/2025 3,504,215
Steel Dynamics, Inc.
925,000 2.400%,  6/15/2025 953,094
Syngenta Finance NV
4,200,000 4.892%,  4/24/2025
a
4,548,998
Total 27,154,878
Capital Goods (1.6%)
Boeing Company
3,250,000 4.875%,  5/1/2025 3,590,386
2,500,000 2.196%,  2/4/2026 2,504,165
Caterpillar Financial Services
Corporation
1,700,000 0.800%,  11/13/2025 1,675,237
CNH Industrial Capital, LLC
1,180,000 1.950%,  7/2/2023 1,201,642
General Electric Company
1,010,000 3.450%,  5/15/2024 1,066,592
Honeywell International, Inc.
1,075,000 1.350%,  6/1/2025 1,083,808
Huntington Ingalls Industries, Inc.
800,000 3.844%,  5/1/2025 860,263
John Deere Capital Corporation
1,750,000 0.700%,  1/15/2026 1,707,984
Meritage Homes Corporation
3,000,000 6.000%,  6/1/2025 3,368,100
Otis Worldwide Corporation
2,375,000 2.056%,  4/5/2025 2,432,644
Republic Services, Inc.
1,250,000 2.500%,  8/15/2024 1,298,781
1,750,000 0.875%,  11/15/2025 1,708,994
Roper Technologies, Inc.
750,000 2.350%,  9/15/2024 776,826
825,000 1.000%,  9/15/2025 811,802
Textron, Inc.
2,000,000 3.875%,  3/1/2025 2,142,355
W.W. Grainger, Inc.
1,125,000 1.850%,  2/15/2025 1,152,685
Total 27,382,264
Collateralized Mortgage Obligations (15.2%)
Affirm Asset Securitization Trust
5,456,382
1.900%,  1/15/2025, Ser.
2020-Z2, Class A
*
5,492,668
9,000,000
1.030%,  8/15/2026, Ser.
2021-B, Class A
*
8,958,749
Banc of America Funding Trust
376,724
2.365%,  1/25/2035, Ser.
2004-D, Class 4A1
c
390,957
1,235,317
5.750%,  3/25/2036, Ser.
2006-3, Class 3A1 1,253,006

Limited Maturity Bond Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.6%) Value
Collateralized Mortgage Obligations (15.2%) -
continued
Bear Stearns Adjustable Rate
Mortgage Trust
$ 106,154
2.380%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
c
$ 108,909
Bellemeade Re, Ltd.
1,958,050
2.089%,  (LIBOR 1M +
2.000%), 10/25/2030, Ser.
2020-3A, Class M1A
a,c
1,958,050
3,500,000
1.799%,  (SOFR30A +
1.750%), 3/25/2031, Ser.
2021-1A, Class M1A
a,c
3,508,543
6,000,000
1.249%,  (SOFR30A +
1.200%), 6/25/2031, Ser.
2021-2A, Class M1A
a,c
5,999,999
BRAVO Residential Funding Trust
675,386
3.500%,  3/25/2058, Ser.
2019-1, Class A1C
a
687,969
7,633,454
0.799%,  (SOFR30A +
0.750%), 11/26/2021, Ser.
2021-HE2, Class A1
a,c
7,633,453
Business Jet Securities, LLC
2,419,490
2.981%,  11/15/2035, Ser.
2020-1A, Class A
a
2,432,394
Cascade Funding Mortgage Trust
3,738,381
0.946%,  12/26/2030, Ser.
2020-HB4, Class A
a,c
3,743,787
2,811,617
0.801%,  2/25/2031, Ser.
2021-HB5, Class A
a,c
2,810,233
3,904,108
1.100%,  3/20/2041, Ser.
2021-GRN1, Class A
a
3,877,865
1,703,714
4.000%,  10/25/2068, Ser.
2018-RM2, Class A
a,c
1,758,075
Chase Mortgage Finance Trust
Series
1,479,279
2.340%,  7/25/2037, Ser.
2007-A2, Class 1M
c
1,468,705
CIM Trust
4,725,576
2.568%,  7/25/2059, Ser.
2021-NR2, Class A1
a,b
4,711,558
448,923
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
a,c
468,975
Citigroup Mortgage Loan Trust,
Inc.
951,857
2.500%,  (CMT 1Y + 2.400%),
3/25/2036, Ser. 2006-AR1,
Class 3A1
c
953,213
Countrywide Alternative Loan Trust
122,805
5.500%,  11/25/2035, Ser.
2005-49CB, Class A1 109,428
130,733
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 125,144
Credit Suisse Mortgage Trust
4,095,206
2.688%,  3/25/2059, Ser.
2020-RPL6, Class A1
a,c
4,122,425
Federal National Mortgage
Association - REMIC
83,845
4.000%,  3/25/2029, Ser.
2012-74, Class V 83,817
Finance of America HECM Buyout
2021-HB1
1,691,830
0.875%,  2/25/2031, Ser.
2021-HB1, Class A
a,c
1,691,597
Principal
Amount Long-Term Fixed Income (98.6%) Value
Collateralized Mortgage Obligations (15.2%) -
continued
Flagstar Mortgage Trust
$ 2,450,646
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,c
$ 2,515,167
Foundation Finance Trust
3,185,312
1.270%,  5/15/2041, Ser.
2021-1A, Class A
a
3,151,806
FWD Securitization Trust
1,800,492
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
a,c
1,828,430
GCT Commercial Mortgage Trust
2,500,000
1.340%,  (LIBOR 1M +
1.250%), 2/15/2038, Ser.
2021-GCT, Class B
a,c
2,501,628
Genworth Mortgage Insurance
Corporation
5,000,000
2.139%,  (LIBOR 1M +
2.050%), 10/25/2033, Ser.
2021-2, Class M1A
a,c
5,033,599
7,000,000
1.949%,  (SOFR30A +
1.900%), 2/25/2034, Ser.
2021-3, Class M1A
a,c
6,999,998
GMAC Mortgage Corporation
Loan Trust
24,779
0.589%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
c,d
16,163
GS Mortgage-Backed Securities
Trust
1,923,049
3.750%,  10/25/2057, Ser.
2018-RPL1, Class A1A
a
1,992,039
405,021
2.625%,  1/25/2059, Ser.
2019-SL1, Class A1
a,c
409,277
869,683
1.791%,  9/27/2060, Ser.
2020-NQM1, Class A2
a,c
868,771
GSAA Home Equity Trust
920,881
4.518%,  8/25/2034, Ser.
2004-10, Class M2
b
966,175
Homeward Opportunities Fund
Trust
5,476,303
3.228%,  8/25/2025, Ser.
2020-BPL1, Class A1
a,b
5,571,131
J.P. Morgan Alternative Loan Trust
374,118
3.133%,  3/25/2036, Ser.
2006-A1, Class 2A1
c
379,959
J.P. Morgan Mortgage Trust
187,804
2.863%,  2/25/2036, Ser.
2006-A1, Class 2A2
c
163,633
Legacy Mortgage Asset Trust
1,502,755
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
a,b
1,508,298
LHOME Mortgage Trust
940,902
3.844%,  3/25/2024, Ser.
2019-RTL2, Class A1
a
944,496
4,100,000
2.090%,  6/25/2026, Ser.
2021-RTL2, Class A1
a,b
4,097,271
4,000,000
2.090%,  9/25/2026, Ser.
2021-RTL1, Class A1
a,c
3,990,977
Long Beach Mortgage Loan Trust
3,571
0.959%,  (LIBOR 1M +
0.870%), 2/25/2035, Ser.
2005-1, Class M3
c
3,571

Limited Maturity Bond Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.6%) Value
Collateralized Mortgage Obligations (15.2%) -
continued
Master Asset Securitization Trust
$ 426,515
0.589%,  (LIBOR 1M +
0.500%), 6/25/2036, Ser.
2006-2, Class 2A2
c
$ 80,504
Mello Warehouse Securitization
Trust
5,600,000
0.989%,  (LIBOR 1M +
0.900%), 10/25/2053, Ser.
2020-1, Class A
a,c
5,616,237
5,000,000
0.989%,  (LIBOR 1M +
0.900%), 2/25/2055, Ser.
2021-1, Class B
a,c
4,988,403
Merrill Lynch Mortgage Investors
Trust
54,086
1.274%,  (LIBOR 1M +
1.185%), 7/25/2035, Ser.
2004-WMC5, Class M3
c
54,098
Mortgage Equity Conversion Asset
Trust
887,676
0.610%,  (CMT 1Y + 0.490%),
1/25/2042, Ser. 2007-FF1,
Class A
a,c
859,756
883,068
0.610%,  (CMT 1Y + 0.470%),
2/25/2042, Ser. 2007-FF2,
Class A
a,c
854,403
MRA Issuance Trust
5,100,000
1.332%,  (LIBOR 1M +
1.250%), 2/15/2022, Ser.
2021-14, Class A1X
a,c
5,101,717
6,000,000
1.582%,  (LIBOR 1M +
1.500%), 3/8/2022, Ser. 2021-
NA1, Class A1X
a,c
6,005,741
7,500,000
1.834%,  (LIBOR 1M +
1.750%), 4/15/2022, Ser.
2021-EBO1, Class A2X
a,c,e
7,500,000
New Residential Mortgage, LLC
1,241,057
3.790%,  7/25/2054, Ser.
2018-FNT2, Class A
a
1,243,805
New York Mortgage Trust
4,500,000
2.239%,  5/25/2026, Ser.
2021-BPL1, Class A1
a,b
4,490,562
2,570,402
2.944%,  10/25/2060, Ser.
2020-SP2, Class A1
a,c
2,569,059
Oak Street Investment
2,558,437
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
a
2,567,717
Oaktown Re VII, Ltd.
5,250,000
1.650%,  (SOFR30A +
1.600%), 4/25/2034, Ser.
2021-2, Class M1A
a,c
5,249,999
Oaktown Re, Ltd.
4,682,000
1.699%,  (SOFR30A +
1.650%), 10/25/2033, Ser.
2021-1A, Class M1A
a,c
4,696,111
Palmer Square Loan Funding, Ltd.
10,000,000
1.381%,  (LIBOR 3M +
1.250%), 5/20/2029, Ser.
2021-2A, Class A2
a,c
10,003,900
6,000,000
1.571%,  (LIBOR 3M +
1.400%), 7/20/2029, Ser.
2021-3A, Class A2
a,c
6,002,856
Principal
Amount Long-Term Fixed Income (98.6%) Value
Collateralized Mortgage Obligations (15.2%) -
continued
Preston Ridge Partners Mortgage
Trust, LLC
$ 2,938,653
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
a,c
$ 2,942,220
3,374,245
2.363%,  11/25/2025, Ser.
2020-6, Class A1
a,b
3,380,536
3,489,899
2.115%,  1/25/2026, Ser.
2021-1, Class A1
a,c
3,482,705
Pretium Mortgage Credit Partners,
LLC
4,890,973
1.868%,  7/25/2051, Ser.
2021-NPL3, Class A1
a,b
4,871,126
2,267,599
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
a,b
2,262,051
Radnor RE, Ltd.
6,500,000
1.699%,  (SOFR30A +
1.650%), 12/27/2033, Ser.
2021-1, Class M1A
a,c
6,507,771
RCO Mortgage, LLC
2,000,000
3.967%,  5/26/2026, Ser.
2021-1, Class A2
a,b
1,986,305
Residential Funding Mortgage
Security I Trust
60,275
5.500%,  11/25/2021, Ser.
2006-S10, Class 2A1 59,501
Silver Hill Trust
3,273,722
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
a,c
3,310,020
Starwood Mortgage Residential
Trust
806,600
2.718%,  4/25/2060, Ser.
2020-2, Class A1
a,c
813,837
Terwin Mortgage Trust
1,445,006
1.589%,  (LIBOR 1M +
1.500%), 12/25/2034, Ser.
2004-21HE, Class 2M2
a,c
1,450,744
Toorak Mortgage Corporation, Ltd.
2,231,729
4.458%,  3/25/2022, Ser.
2019-1, Class A1
a,b
2,238,125
2,357,991
3.721%,  9/25/2022, Ser.
2019-2, Class A1 2,368,852
7,000,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
a,b
7,027,558
Towd Point Asset Trust 2021-SL1
4,473,243
1.050%,  11/20/2061, Ser.
2021-SL1, Class A1
a
4,428,196
TVC Mortgage Trust
5,450,000
3.474%,  9/25/2024, Ser.
2020-RTL1, Class A1
a
5,485,323
Vericrest Opportunity Loan
Transferee
3,708,539
1.893%,  2/27/2051, Ser.
2021-NPL1, Class A1
a,b
3,703,069
3,905,176
1.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
a,b
3,895,581
3,185,962
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
a,b
3,178,489
3,125,363
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
a,b
3,121,696
5,628,765
1.868%,  8/25/2051, Ser.
2021-NP11, Class A1
a,b
5,604,132

Limited Maturity Bond Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.6%) Value
Collateralized Mortgage Obligations (15.2%) -
continued
Visio 2020-1R Trust
$ 1,375,045
1.567%,  11/25/2055, Ser.
2020-1R, Class A2
a
$ 1,375,031
Wachovia Asset Securitization, Inc.
163,961
0.229%,  (LIBOR 1M +
0.140%), 7/25/2037, Ser.
2007-HE1, Class A
a,c,d
158,125
Wachovia Mortgage Loan Trust,
LLC
53,137
2.376%,  5/20/2036, Ser.
2006-A, Class 2A1
c
54,802
ZH Trust
3,920,000
2.253%,  2/18/2027, Ser.
2021-1, Class A
a
3,915,566
6,850,000
2.349%,  10/17/2027, Ser.
2021-2, Class A
a
6,849,991
Total 259,648,128
Commercial Mortgage-Backed Securities (1.1%)
BFLD Trust
3,750,000
1.240%,  (LIBOR 1M +
1.150%), 10/15/2035, Ser.
2020-EYP, Class A
a,c
3,752,349
Cascade Funding Mortgage Trust
5,734,853
0.898%,  6/25/2036, Ser.
2021-HB6, Class A
a,c
5,733,928
GS Mortgage Securities Trust
8,490,000
1.691%,  (LIBOR 1M +
1.600%), 5/15/2026, Ser.
2021-ROSS, Class B
a,c
8,494,325
GSAA Home Equity Trust
830,290
2.039%,  (LIBOR 1M +
1.950%), 5/25/2034, Ser.
2004-4, Class M2
c
907,915
Total 18,888,517
Communications Services (2.6%)
American Tower Corporation
1,500,000 3.375%,  5/15/2024 1,582,862
1,500,000 4.400%,  2/15/2026 1,658,913
1,000,000 1.450%,  9/15/2026 985,128
AT&T, Inc.
1,800,000 4.125%,  2/17/2026 1,985,221
Bell Canada
3,750,000 0.750%,  3/17/2024 3,731,644
British Sky Broadcasting Group
plc
2,000,000 3.750%,  9/16/2024
a
2,154,795
Charter Communications
Operating, LLC
2,125,000 4.500%,  2/1/2024 2,278,889
3,380,000 4.908%,  7/23/2025 3,758,691
Cox Communications, Inc.
517,000 3.150%,  8/15/2024
a
543,245
Crown Castle International
Corporation
1,000,000 3.200%,  9/1/2024 1,053,397
Discovery Communications, LLC
1,050,000 2.950%,  3/20/2023 1,080,877
Principal
Amount Long-Term Fixed Income (98.6%) Value
Communications Services (2.6%) - continued
Fox Corporation
$ 1,060,000 3.050%,  4/7/2025 $ 1,119,193
NBN Company, Ltd.
2,000,000 1.450%,  5/5/2026
a
1,976,620
Netflix, Inc.
3,530,000 5.875%,  2/15/2025 4,002,138
NTT Finance Corporation
1,225,000 0.583%,  3/1/2024
a
1,216,165
Sprint Corporation
3,550,000 7.125%,  6/15/2024 4,011,500
1,500,000 7.625%,  2/15/2025 1,743,750
T-Mobile USA, Inc.
3,000,000 3.500%,  4/15/2025 3,199,623
VeriSign, Inc.
2,350,000 5.250%,  4/1/2025 2,626,125
ViacomCBS, Inc.
1,750,000 3.700%,  8/15/2024 1,862,829
Walt Disney Company
1,335,000 1.750%,  1/13/2026 1,354,370
Total 43,925,975
Consumer Cyclical (5.1%)
7-Eleven, Inc.
3,050,000 0.950%,  2/10/2026
a
2,966,345
Alibaba Group Holding, Ltd.
500,000 2.800%,  6/6/2023 515,252
American Honda Finance
Corporation
2,000,000 0.550%,  7/12/2024 1,977,847
1,070,000 1.200%,  7/8/2025 1,067,667
BMW U.S. Capital, LLC
2,000,000 3.150%,  4/18/2024
a
2,106,818
D.R. Horton, Inc.
950,000 2.600%,  10/15/2025 989,553
Daimler Finance North America,
LLC
1,125,000 1.750%,  3/10/2023
a
1,142,107
1,000,000
0.964%,  (LIBOR 3M +
0.840%), 5/4/2023
a,c
1,010,219
2,000,000 0.750%,  3/1/2024
a
1,991,545
Expedia Group, Inc.
4,850,000 6.250%,  5/1/2025
a
5,539,161
Ford Motor Credit Company, LLC
1,000,000
1.360%,  (LIBOR 3M +
1.235%), 2/15/2023
c
1,000,800
2,160,000 3.370%,  11/17/2023 2,216,700
2,750,000 3.810%,  1/9/2024 2,846,250
1,400,000 3.375%,  11/13/2025 1,438,500
General Motors Company
1,500,000 6.125%,  10/1/2025 1,740,915
General Motors Financial
Company, Inc.
2,750,000 1.050%,  3/8/2024 2,744,095
2,100,000 3.950%,  4/13/2024 2,227,817
1,580,000 2.900%,  2/26/2025 1,644,108
1,075,000 2.750%,  6/20/2025 1,116,148
Harley-Davidson Financial
Services, Inc.
574,000 4.050%,  2/4/2022
a
579,101
Hyundai Capital America
1,600,000 0.800%,  1/8/2024
a
1,585,455

Limited Maturity Bond Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.6%) Value
Consumer Cyclical (5.1%) - continued
$ 1,000,000 1.000%,  9/17/2024
a
$ 990,184
1,360,000 1.800%,  10/15/2025
a
1,361,721
1,250,000 1.650%,  9/17/2026
a
1,227,940
Hyundai Capital Services, Inc.
2,000,000 3.000%,  3/6/2022
a
2,015,627
1,500,000 3.000%,  8/29/2022
a
1,528,160
1,250,000 1.250%,  2/8/2026
a
1,222,416
Kohl's Corporation
3,164,000 9.500%,  5/15/2025 3,959,826
Lennar Corporation
1,260,000 4.875%,  12/15/2023 1,350,846
700,000 5.875%,  11/15/2024 780,388
1,400,000 4.750%,  5/30/2025 1,536,500
Lowe's Companies, Inc.
3,250,000 4.000%,  4/15/2025 3,538,677
Marriott International, Inc.
1,350,000 3.600%,  4/15/2024 1,424,943
2,500,000 5.750%,  5/1/2025 2,833,552
800,000 3.750%,  10/1/2025 858,448
MDC Holdings, Inc.
2,300,000 5.500%,  1/15/2024 2,463,875
Nissan Motor Company, Ltd.
3,250,000 3.043%,  9/15/2023
a
3,360,951
PulteGroup, Inc.
2,250,000 5.500%,  3/1/2026 2,580,637
Target Corporation
1,060,000 2.250%,  4/15/2025 1,099,589
Toll Brothers Finance Corporation
1,750,000 5.875%,  2/15/2022 1,752,450
2,300,000 4.375%,  4/15/2023 2,374,750
Toyota Motor Credit Corporation
1,750,000 0.450%,  1/11/2024 1,736,846
1,075,000 1.800%,  2/13/2025 1,097,339
1,125,000 0.800%,  10/16/2025 1,102,903
ViacomCBS, Inc.
1,600,000 4.750%,  5/15/2025 1,775,210
Volkswagen Group of America
Finance, LLC
1,500,000 0.750%,  11/23/2022
a
1,500,965
2,000,000 4.250%,  11/13/2023
a
2,132,971
1,500,000 2.850%,  9/26/2024
a
1,570,487
Total 87,624,604
Consumer Non-Cyclical (5.2%)
AbbVie, Inc.
2,100,000 2.300%,  11/21/2022 2,136,373
2,000,000 3.850%,  6/15/2024 2,132,095
2,080,000 3.600%,  5/14/2025 2,230,112
Altria Group, Inc.
1,575,000 4.400%,  2/14/2026 1,747,547
Amgen, Inc.
1,680,000 1.900%,  2/21/2025 1,716,984
Anthem, Inc.
1,225,000 2.375%,  1/15/2025 1,267,368
AstraZeneca plc
1,950,000 0.700%,  4/8/2026 1,894,030
BAT International Finance plc
3,000,000 1.668%,  3/25/2026 2,966,769
Boston Scientific Corporation
2,100,000 3.450%,  3/1/2024 2,214,674
Principal
Amount Long-Term Fixed Income (98.6%) Value
Consumer Non-Cyclical (5.2%) - continued
Bunge, Ltd. Finance Corporation
$ 3,650,000 1.630%,  8/17/2025 $ 3,663,087
Centene Corporation
3,000,000 4.250%,  12/15/2027 3,142,500
1,800,000 4.625%,  12/15/2029 1,941,750
CK Hutchison International, Ltd.
2,000,000 2.750%,  3/29/2023
a
2,057,853
Coca-Cola European Partners plc
2,250,000 0.800%,  5/3/2024
a
2,226,762
Conagra Brands, Inc.
1,750,000 4.300%,  5/1/2024 1,884,604
Constellation Brands, Inc.
1,500,000 3.200%,  2/15/2023 1,544,490
CVS Health Corporation
755,000 3.700%,  3/9/2023 784,134
241,000 4.100%,  3/25/2025 262,379
Diageo Capital plc
800,000 1.375%,  9/29/2025 804,179
Gilead Sciences, Inc.
1,625,000 0.750%,  9/29/2023 1,621,590
HCA, Inc.
3,000,000 5.875%,  5/1/2023 3,206,250
2,750,000 5.875%,  2/15/2026 3,131,562
Imperial Brands Finance plc
1,750,000 3.125%,  7/26/2024
a
1,828,123
Imperial Tobacco Finance plc
1,500,000 3.750%,  7/21/2022
a
1,524,617
Keurig Dr. Pepper, Inc.
3,000,000 0.750%,  3/15/2024 2,986,257
Kraft Heinz Foods Company
3,500,000 3.000%,  6/1/2026 3,661,192
Mattel, Inc.
3,000,000 3.375%,  4/1/2026
a
3,086,190
McKesson Corporation
2,000,000 0.900%,  12/3/2025 1,951,644
Mondelez International Holdings
Netherlands BV
2,000,000 0.750%,  9/24/2024
a
1,980,868
Nestle Holdings, Inc.
1,000,000 0.375%,  1/15/2024
a
991,444
Newell Brands, Inc.
3,000,000 4.875%,  6/1/2025 3,286,020
Novartis Capital Corporation
2,400,000 1.750%,  2/14/2025 2,448,334
PepsiCo, Inc.
1,850,000 2.250%,  3/19/2025 1,924,217
Pernod Ricard SA
1,915,000 4.250%,  7/15/2022
a
1,965,088
Philip Morris International, Inc.
1,650,000 0.875%,  5/1/2026 1,602,820
Royalty Pharma plc
3,825,000 1.200%,  9/2/2025 3,768,798
Stryker Corporation
4,000,000 3.500%,  3/15/2026 4,320,930
Thermo Fisher Scientific, Inc.
800,000 4.133%,  3/25/2025 872,978
UnitedHealth Group, Inc.
1,000,000 3.500%,  2/15/2024 1,060,875

Limited Maturity Bond Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.6%) Value
Consumer Non-Cyclical (5.2%) - continued
Universal Health Services, Inc.
$ 2,600,000 1.650%,  9/1/2026
a
$ 2,559,933
Viatris, Inc.
800,000 1.650%,  6/22/2025
a
801,350
Zoetis, Inc.
1,450,000 3.250%,  2/1/2023 1,488,463
Total 88,687,233
Energy (4.4%)
BP Capital Markets America, Inc.
1,000,000 3.790%,  2/6/2024 1,062,591
Canadian Natural Resources, Ltd.
1,600,000 2.050%,  7/15/2025 1,624,318
Cenovus Energy, Inc.
4,400,000 5.375%,  7/15/2025 4,942,771
Cheniere Corpus Christi Holdings,
LLC
2,675,000 5.875%,  3/31/2025 2,994,451
Cheniere Energy Partners, LP
4,000,000 4.500%,  10/1/2029 4,270,720
Chevron USA, Inc.
1,185,000 3.900%,  11/15/2024 1,282,794
Continental Resources, Inc.
2,100,000 4.500%,  4/15/2023 2,183,832
2,000,000 3.800%,  6/1/2024 2,100,000
Coterra Energy, Inc.
3,500,000 4.375%,  6/1/2024
a
3,746,165
Devon Energy Corporation
3,150,000 5.250%,  9/15/2024
a
3,459,114
1,350,000 5.850%,  12/15/2025 1,555,545
Diamondback Energy, Inc.
1,050,000 2.875%,  12/1/2024 1,092,682
Energy Transfer Operating, LP
3,285,000 4.200%,  9/15/2023 3,463,227
1,500,000 5.875%,  1/15/2024 1,630,134
1,050,000 2.900%,  5/15/2025 1,095,878
EOG Resources, Inc.
975,000 2.625%,  3/15/2023 997,178
Equinor ASA
1,075,000 2.875%,  4/6/2025 1,133,060
Exxon Mobil Corporation
1,400,000 2.992%,  3/19/2025 1,479,938
Hess Corporation
3,301,000 3.500%,  7/15/2024 3,465,586
Marathon Petroleum Corporation
3,000,000 4.700%,  5/1/2025 3,314,558
MPLX, LP
500,000 3.500%,  12/1/2022 514,078
1,500,000 4.875%,  6/1/2025 1,656,305
1,300,000 1.750%,  3/1/2026 1,294,934
National Fuel Gas Company
1,297,000 5.200%,  7/15/2025 1,431,059
1,630,000 5.500%,  1/15/2026 1,860,610
Newfield Exploration Company
4,200,000 5.625%,  7/1/2024 4,624,408
ONEOK, Inc.
1,000,000 2.750%,  9/1/2024 1,039,552
Petroleos Mexicanos
595,000 2.378%,  4/15/2025 610,671
Principal
Amount Long-Term Fixed Income (98.6%) Value
Energy (4.4%) - continued
Pioneer Natural Resources
Company
$ 2,550,000 1.125%,  1/15/2026 $ 2,495,755
Plains All American Pipeline, LP
2,000,000 3.850%,  10/15/2023 2,093,806
1,625,000 4.650%,  10/15/2025 1,783,959
Sabine Pass Liquefaction, LLC
1,231,000 5.625%,  3/1/2025 1,382,212
Schlumberger Finance Canada,
Ltd.
275,000 1.400%,  9/17/2025 274,764
Schlumberger Holdings
Corporation
1,500,000 3.750%,  5/1/2024
a
1,590,517
Suncor Energy, Inc.
1,070,000 2.800%,  5/15/2023 1,102,017
Transcontinental Gas Pipe Line
Company, LLC
650,000 7.850%,  2/1/2026 801,217
Western Midstream Operating, LP
2,500,000 4.350%,  2/1/2025 2,618,750
Williams Partners, LP
1,325,000 3.600%,  3/15/2022 1,333,178
Total 75,402,334
Financials (22.1%)
AerCap Ireland Capital DAC
1,000,000 3.300%,  1/23/2023 1,028,926
1,625,000 3.150%,  2/15/2024 1,688,224
2,500,000 1.650%,  10/29/2024 2,505,635
2,000,000 6.500%,  7/15/2025 2,317,488
1,800,000 1.750%,  1/30/2026 1,770,954
750,000 2.450%,  10/29/2026 757,042
Air Lease Corporation
1,000,000 0.700%,  2/15/2024 988,615
Aircastle, Ltd.
3,400,000 5.250%,  8/11/2025
a
3,757,333
Allstate Corporation
1,700,000 0.750%,  12/15/2025 1,665,538
Ally Financial, Inc.
4,750,000 5.750%,  11/20/2025 5,392,236
American International Group, Inc.
1,200,000 2.500%,  6/30/2025 1,246,466
Ares Capital Corporation
1,386,000 4.250%,  3/1/2025 1,476,884
2,000,000 3.875%,  1/15/2026 2,121,442
1,200,000 2.150%,  7/15/2026 1,188,374
Athene Global Funding
1,400,000 1.200%,  10/13/2023
a
1,411,036
Australia and New Zealand
Banking Group, Ltd.
2,110,000 2.950%,  7/22/2030
a,c
2,175,051
Aviation Capital Group, LLC
1,850,000 5.500%,  12/15/2024
a
2,053,615
2,500,000 4.875%,  10/1/2025
a
2,731,797
Avolon Holdings Funding, Ltd.
2,150,000 5.500%,  1/15/2026
a
2,408,617
1,500,000 2.125%,  2/21/2026
a
1,483,364
650,000 4.250%,  4/15/2026
a
698,518

Limited Maturity Bond Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.6%) Value
Financials (22.1%) - continued
Banco Bilbao Vizcaya Argentaria
SA
$ 1,600,000 0.875%,  9/18/2023 $ 1,602,674
Banco Santander Mexico SA
380,000 5.375%,  4/17/2025
a
419,900
Banco Santander SA
800,000
1.241%,  (LIBOR 3M +
1.120%), 4/12/2023
c
810,228
2,000,000 0.701%,  6/30/2024
c
1,993,886
2,000,000 1.849%,  3/25/2026 2,002,572
Bank of America Corporation
1,500,000 2.816%,  7/21/2023
c
1,523,350
2,150,000 4.200%,  8/26/2024 2,326,104
2,450,000 0.810%,  10/24/2024
c
2,446,872
1,000,000 3.458%,  3/15/2025
c
1,054,097
2,750,000 0.976%,  4/22/2025
c
2,738,070
1,375,000 0.981%,  9/25/2025
c
1,366,604
2,100,000 2.456%,  10/22/2025
c
2,171,740
1,475,000 1.319%,  6/19/2026
c
1,463,594
3,500,000 1.734%,  7/22/2027
c
3,477,469
Bank of Montreal
1,500,000 3.300%,  2/5/2024 1,582,071
3,000,000 0.625%,  7/9/2024 2,972,045
Bank of New York Mellon
Corporation
1,100,000 1.600%,  4/24/2025 1,115,899
800,000 4.700%,  9/20/2025
c,f
870,560
Bank of New Zealand
1,125,000 2.000%,  2/21/2025
a
1,149,319
Bank of Nova Scotia
1,065,000 4.900%,  6/4/2025
c,f
1,136,547
Barclays plc
2,000,000 3.684%,  1/10/2023 2,011,806
2,000,000
1.505%,  (LIBOR 3M +
1.380%), 5/16/2024
c
2,031,315
2,000,000 4.375%,  9/11/2024 2,158,234
2,400,000 1.007%,  12/10/2024
c
2,399,942
BNP Paribas SA
3,100,000 6.625%,  3/25/2024
a,c,f
3,348,000
1,930,000 2.819%,  11/19/2025
a,c
2,005,006
2,200,000 1.323%,  1/13/2027
a,c
2,150,390
BPCE SA
1,050,000 2.375%,  1/14/2025
a
1,076,429
Branch Banking and Trust
Company
2,200,000 2.150%,  12/6/2024 2,273,163
Canadian Imperial Bank of
Commerce
2,125,000 2.250%,  1/28/2025 2,189,779
Capital One Bank USA NA
2,125,000 2.014%,  1/27/2023
c
2,132,437
Capital One Financial Corporation
1,500,000 3.900%,  1/29/2024 1,592,772
Charles Schwab Corporation
600,000 5.375%,  6/1/2025
c,f
659,940
1,750,000 4.000%,  6/1/2026
c,f
1,801,012
CIT Group, Inc.
3,850,000 5.250%,  3/7/2025 4,225,375
Citigroup, Inc.
2,000,000 2.312%,  11/4/2022
c
2,000,180
2,200,000 4.000%,  8/5/2024 2,367,106
3,500,000 0.776%,  10/30/2024
c
3,491,594
Principal
Amount Long-Term Fixed Income (98.6%) Value
Financials (22.1%) - continued
$ 4,000,000 0.981%,  5/1/2025
c
$ 3,982,386
1,000,000 4.000%,  12/10/2025
c,f
1,021,250
1,075,000 3.106%,  4/8/2026
c
1,132,266
1,850,000 1.122%,  1/28/2027
c
1,806,184
Comerica, Inc.
665,000 5.625%,  7/1/2025
c,f
733,994
Cooperatieve Rabobank UA
1,875,000 1.339%,  6/24/2026
a,c
1,862,612
Corporate Office Properties, LP
550,000 2.250%,  3/15/2026 559,262
Credit Agricole SA
2,500,000 6.875%,  9/23/2024
a,c,f
2,756,250
1,065,000 1.907%,  6/16/2026
a,c
1,075,453
1,250,000 1.247%,  1/26/2027
a,c
1,220,256
Credit Suisse Group AG
2,500,000 6.500%,  8/8/2023
a
2,722,000
810,000 7.500%,  12/11/2023
a,c,f
882,900
1,200,000 2.193%,  6/5/2026
a,c
1,214,608
2,400,000 1.305%,  2/2/2027
a,c
2,319,831
Danske Bank AS
1,085,000 1.171%,  12/8/2023
a,c
1,088,030
1,500,000 5.375%,  1/12/2024
a
1,633,325
2,000,000 0.976%,  9/10/2025
a,c
1,984,789
Deutsche Bank AG
1,800,000 3.700%,  5/30/2024 1,903,758
1,090,000 2.222%,  9/18/2024
c
1,110,788
4,300,000 4.500%,  4/1/2025 4,613,329
3,000,000 6.000%,  10/30/2025
c,f
3,135,000
1,450,000 2.129%,  11/24/2026
c
1,457,026
Discover Bank
1,250,000 2.450%,  9/12/2024 1,292,980
Equitable Financial Life Global
Funding
1,800,000 0.500%,  11/17/2023
a
1,792,040
2,500,000 0.800%,  8/12/2024
a
2,483,479
Fifth Third Bancorp
2,100,000 2.375%,  1/28/2025 2,167,469
First Horizon National Corporation
1,575,000 3.550%,  5/26/2023 1,634,884
First Republic Bank
1,060,000 1.912%,  2/12/2024
c
1,076,243
FNB Corporation
1,685,000 2.200%,  2/24/2023 1,703,945
FS KKR Capital Corporation
1,900,000 4.250%,  2/14/2025
a
1,999,698
3,000,000 3.400%,  1/15/2026 3,084,163
GA Global Funding Trust
1,800,000 1.625%,  1/15/2026
a
1,802,561
GE Capital Funding, LLC
1,025,000 3.450%,  5/15/2025 1,096,308
Goldman Sachs Group, Inc.
2,900,000 0.481%,  1/27/2023 2,892,098
2,300,000 0.627%,  11/17/2023
c
2,297,353
2,500,000 0.673%,  3/8/2024
c
2,493,558
2,500,000 0.925%,  10/21/2024
c
2,497,325
1,060,000 3.500%,  4/1/2025 1,131,774
2,085,000 3.272%,  9/29/2025
c
2,200,584
325,000 4.250%,  10/21/2025 356,295
2,550,000 0.855%,  2/12/2026
c
2,503,253
2,000,000 3.800%,  5/10/2026
c,f
2,000,000

Limited Maturity Bond Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.6%) Value
Financials (22.1%) - continued
HSBC Holdings plc
$ 2,000,000 3.262%,  3/13/2023
c
$ 2,019,719
1,500,000 6.250%,  3/23/2023
c,f
1,560,000
1,645,000 4.250%,  3/14/2024 1,751,820
500,000 0.976%,  5/24/2025
c
495,865
1,575,000 1.645%,  4/18/2026
c
1,569,670
1,400,000 1.589%,  5/24/2027
c
1,375,848
ING Groep NV
500,000 4.625%,  1/6/2026
a
560,196
2,000,000 1.726%,  4/1/2027
c
1,996,215
J.P. Morgan Chase & Company
1,250,000
3.926%,  (LIBOR 3M +
3.800%), 2/1/2022
c,f
1,258,010
1,075,000 1.514%,  6/1/2024
c
1,088,334
1,900,000 3.875%,  9/10/2024 2,042,654
1,500,000
0.971%,  (LIBOR 3M +
0.850%), 1/10/2025
c
1,518,244
1,300,000 0.563%,  2/16/2025
c
1,286,741
3,500,000 0.969%,  6/23/2025
c
3,480,057
1,200,000 2.005%,  3/13/2026
c
1,222,889
1,100,000 2.083%,  4/22/2026
c
1,121,921
2,000,000 3.650%,  6/1/2026
c,f
1,992,500
3,500,000 1.045%,  11/19/2026
c
3,415,178
1,275,000 1.040%,  2/4/2027
c
1,238,529
1,000,000 1.578%,  4/22/2027
c
990,298
KeyBank NA
1,750,000 0.423%,  1/3/2024
c
1,746,931
Kilroy Realty, LP
880,000 3.450%,  12/15/2024 932,865
2,881,000 4.375%,  10/1/2025 3,173,521
Lincoln National Corporation
1,000,000 4.000%,  9/1/2023 1,058,873
Lloyds Banking Group plc
1,500,000 2.858%,  3/17/2023
c
1,512,865
2,000,000 2.907%,  11/7/2023
c
2,044,631
1,500,000 0.695%,  5/11/2024
c
1,497,968
1,075,000 7.500%,  6/27/2024
c,f
1,189,219
350,000 4.582%,  12/10/2025 386,980
M&T Bank Corporation
1,750,000 3.500%,  9/1/2026
c,f
1,719,375
Macquarie Group, Ltd.
1,500,000
1.141%,  (LIBOR 3M +
1.020%), 11/28/2023
a,c,g
1,511,252
2,750,000 1.201%,  10/14/2025
a,c
2,733,692
Mitsubishi UFJ Financial Group,
Inc.
1,125,000 2.193%,  2/25/2025 1,155,354
4,000,000 0.953%,  7/19/2025
c
3,976,003
Mizuho Financial Group Cayman
3, Ltd.
675,000 4.600%,  3/27/2024
a
723,837
Mizuho Financial Group, Inc.
1,500,000 2.555%,  9/13/2025
c
1,555,871
Morgan Stanley
1,000,000
3.734%,  (LIBOR 3M +
3.610%), 1/15/2022
c,f
1,005,141
2,200,000 4.100%,  5/22/2023 2,311,930
900,000 0.560%,  11/10/2023
c
899,197
3,000,000 0.529%,  1/25/2024
c
2,993,687
1,500,000 0.731%,  4/5/2024
c
1,498,220
1,500,000 0.791%,  1/22/2025
c
1,491,318
750,000 2.720%,  7/22/2025
c
778,717
Principal
Amount Long-Term Fixed Income (98.6%) Value
Financials (22.1%) - continued
$ 1,700,000 0.864%,  10/21/2025
c
$ 1,682,341
2,500,000 1.164%,  10/21/2025
c
2,488,256
2,075,000 5.000%,  11/24/2025 2,336,958
1,500,000 0.985%,  12/10/2026
c
1,455,688
1,000,000 1.593%,  5/4/2027
c
990,681
National Bank of Canada
1,050,000 2.100%,  2/1/2023 1,069,160
2,500,000 0.750%,  8/6/2024 2,481,113
Nationwide Building Society
3,000,000 3.766%,  3/8/2024
a,c
3,114,043
New York Life Global Funding
1,050,000 2.000%,  1/22/2025
a
1,076,624
Nomura Holdings, Inc.
2,110,000 2.648%,  1/16/2025 2,183,934
Nordea Bank ABP
3,300,000 1.500%,  9/30/2026
a
3,249,745
Omega Healthcare Investors, Inc.
650,000 4.950%,  4/1/2024 700,837
1,115,000 4.500%,  1/15/2025 1,205,885
1,630,000 5.250%,  1/15/2026 1,831,622
Owl Rock Capital Corporation
1,250,000 4.250%,  1/15/2026 1,327,042
1,500,000 3.400%,  7/15/2026 1,541,354
Owl Rock Technology Finance
Corporation
1,000,000 4.750%,  12/15/2025
a
1,080,738
1,250,000 3.750%,  6/17/2026
a
1,304,723
PayPal Holdings, Inc.
1,000,000 2.400%,  10/1/2024 1,040,596
Peachtree Corners Funding Trust
1,125,000 3.976%,  2/15/2025
a
1,207,007
PNC Financial Services Group,
Inc.
2,500,000 3.400%,  9/15/2026
c,f
2,465,625
Principal Life Global Funding II
1,600,000 0.875%,  1/12/2026
a
1,550,627
Protective Life Global Funding
1,650,000 0.631%,  10/13/2023
a
1,649,770
Regency Centers, LP
2,955,000 3.750%,  6/15/2024 3,138,641
Regions Financial Corporation
1,075,000 2.250%,  5/18/2025 1,109,005
Reinsurance Group of America,
Inc.
2,000,000 4.700%,  9/15/2023 2,137,344
Royal Bank of Scotland Group plc
2,000,000
1.595%,  (LIBOR 3M +
1.470%), 5/15/2023
c
2,013,501
2,000,000 3.498%,  5/15/2023
c
2,029,426
2,500,000 4.269%,  3/22/2025
c
2,677,228
649,000 3.754%,  11/1/2029
c
686,013
Santander Holdings USA, Inc.
1,000,000 3.400%,  1/18/2023 1,029,126
400,000 3.450%,  6/2/2025 424,460
Santander UK Group Holdings plc
1,075,000 1.532%,  8/21/2026
c
1,062,726
Siemens
Financieringsmaatschappij NV
1,750,000 0.650%,  3/11/2024
a
1,742,850
Simon Property Group, LP
1,750,000 3.300%,  1/15/2026 1,877,974

Limited Maturity Bond Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.6%) Value
Financials (22.1%) - continued
Societe Generale SA
$ 2,200,000 2.625%,  10/16/2024
a
$ 2,275,580
2,000,000 1.488%,  12/14/2026
a,c
1,959,628
Standard Chartered plc
1,000,000 3.950%,  1/11/2023
a
1,031,702
1,750,000 1.319%,  10/14/2023
a,c
1,757,522
1,500,000 0.991%,  1/12/2025
a,c
1,487,121
1,000,000 1.214%,  3/23/2025
a,c
994,892
State Street Corporation
1,585,000 2.354%,  11/1/2025
c
1,645,306
Sumitomo Mitsui Financial Group,
Inc.
2,300,000 2.448%,  9/27/2024 2,383,213
1,750,000 0.948%,  1/12/2026 1,705,889
Sumitomo Mitsui Trust Bank, Ltd.
2,000,000 0.850%,  3/25/2024
a
1,991,971
Svenska Handelsbanken AB
2,500,000 0.550%,  6/11/2024
a
2,477,507
Synchrony Financial
250,000 2.850%,  7/25/2022 253,817
1,780,000 4.250%,  8/15/2024 1,910,218
3,500,000 4.500%,  7/23/2025 3,829,084
Synovus Bank
1,060,000 2.289%,  2/10/2023
c
1,063,624
Toronto-Dominion Bank
1,625,000 0.750%,  9/11/2025 1,589,878
Truist Financial Corporation
825,000 4.950%,  9/1/2025
c,f
895,331
U.S. Bank NA
2,200,000 2.050%,  1/21/2025 2,267,343
UBS AG
4,350,000 5.125%,  5/15/2024 4,722,256
UBS Group AG
1,625,000 1.008%,  7/30/2024
a,c
1,626,800
VEREIT Operating Partnership, LP
250,000 4.600%,  2/6/2024 267,066
4,000,000 4.625%,  11/1/2025 4,463,957
546,000 4.875%,  6/1/2026 618,317
Wells Fargo & Company
750,000 3.450%,  2/13/2023 776,447
1,500,000 3.750%,  1/24/2024 1,591,645
5,735,000 2.406%,  10/30/2025
c
5,922,701
Welltower, Inc.
3,000,000 3.625%,  3/15/2024 3,182,268
Westpac Banking Corporation
1,060,000 2.894%,  2/4/2030
c
1,089,341
Total 378,351,765
Foreign Government (0.3%)
NBN Company, Ltd.
2,500,000 0.875%,  10/8/2024
a
2,477,075
Province of Ontario Canada
750,000 3.400%,  10/17/2023 790,790
Sinopec Group Overseas
Development 2018, Ltd.
2,350,000 2.150%,  5/13/2025
a
2,386,770
Total 5,654,635
Principal
Amount Long-Term Fixed Income (98.6%) Value
Mortgage-Backed Securities (1.9%)
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
$ 2,500,000 2.000%,  11/1/2036
h
$ 2,565,381
29,500,000 2.000%,  12/1/2036
h
30,221,943
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
162,590
1.784%,  (LIBOR 12M +
1.483%), 1/1/2043
c
169,475
Total 32,956,799
Technology (3.1%)
Apple, Inc.
2,650,000 0.700%,  2/8/2026 2,597,621
Baidu, Inc.
1,020,000 3.075%,  4/7/2025 1,060,242
Broadcom Corporation
2,250,000 3.125%,  1/15/2025 2,363,585
Broadcom, Inc.
2,250,000 4.250%,  4/15/2026 2,474,421
Dell International, LLC
1,500,000 4.000%,  7/15/2024 1,607,218
3,000,000 5.850%,  7/15/2025 3,448,017
Fidelity National Information
Services, Inc.
1,800,000 0.600%,  3/1/2024 1,784,420
Fiserv, Inc.
2,000,000 2.750%,  7/1/2024 2,087,880
Global Payments, Inc.
875,000 2.650%,  2/15/2025 906,620
Intuit, Inc.
1,875,000 0.950%,  7/15/2025 1,855,255
Jabil, Inc.
500,000 1.700%,  4/15/2026 495,734
Marvell Technology, Inc.
1,000,000 4.200%,  6/22/2023
a
1,050,025
Microchip Technology, Inc.
2,000,000 0.983%,  9/1/2024
a
1,979,420
Micron Technology, Inc.
1,250,000 2.497%,  4/24/2023 1,284,436
1,000,000 4.975%,  2/6/2026 1,124,060
NXP Funding, LLC
1,605,000 2.700%,  5/1/2025
a
1,666,681
Oracle Corporation
1,195,000 2.500%,  4/1/2025 1,239,163
3,250,000 2.950%,  5/15/2025 3,421,045
Panasonic Corporation
1,000,000 2.536%,  7/19/2022
a
1,012,393
1,000,000 2.679%,  7/19/2024
a
1,038,959
Qorvo, Inc.
3,700,000 4.375%,  10/15/2029 3,972,875
Seagate HDD Cayman
1,475,000 4.750%,  1/1/2025 1,593,000
SK Hynix, Inc.
1,000,000 1.000%,  1/19/2024
a
992,580
Tencent Holdings, Ltd.
2,425,000 3.800%,  2/11/2025
a
2,581,752
1,025,000 1.810%,  1/26/2026
a,g
1,023,760

Limited Maturity Bond Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.6%) Value
Technology (3.1%) - continued
Texas Instruments, Inc.
$ 750,000 1.375%,  3/12/2025 $ 756,388
Total System Services, Inc.
1,075,000 3.750%,  6/1/2023 1,117,108
VMware, Inc.
1,500,000 2.950%,  8/21/2022 1,525,147
2,000,000 0.600%,  8/15/2023 1,996,094
650,000 1.400%,  8/15/2026 640,268
Western Digital Corporation
3,000,000 4.750%,  2/15/2026 3,296,250
Total 53,992,417
Transportation (2.1%)
Air Canada Pass Through Trust
656,742 3.875%,  3/15/2023
a
662,270
Air Lease Corporation
1,750,000 3.500%,  1/15/2022 1,760,394
1,500,000 4.250%,  2/1/2024 1,597,134
2,500,000 0.800%,  8/18/2024 2,459,096
Aircastle, Ltd.
1,500,000 4.400%,  9/25/2023 1,587,560
Avolon Holdings Funding, Ltd.
3,000,000 3.950%,  7/1/2024
a
3,163,626
Boeing Company
1,925,000 1.950%,  2/1/2024 1,960,308
British Airways plc
798,806 4.625%,  6/20/2024
a
838,097
Continental Airlines, Inc.
1,366,856 4.150%,  4/11/2024 1,429,028
Delta Air Lines, Inc.
2,000,000 7.000%,  5/1/2025
a
2,333,902
2,850,000 4.500%,  10/20/2025
a
3,041,138
ERAC USA Finance, LLC
1,400,000 2.600%,  12/1/2021
a
1,400,000
J.B. Hunt Transport Services, Inc.
1,200,000 3.300%,  8/15/2022 1,219,543
Mileage Plus Holdings, LLC
2,750,000 6.500%,  6/20/2027
a
2,992,990
Penske Truck Leasing Company,
LP
1,000,000 2.700%,  11/1/2024
a
1,039,456
1,000,000 3.950%,  3/10/2025
a
1,076,692
1,200,000 1.200%,  11/15/2025
a
1,177,898
Ryder System, Inc.
1,000,000 3.400%,  3/1/2023 1,034,732
Southwest Airlines Company
2,275,000 4.750%,  5/4/2023 2,407,395
1,650,000 5.250%,  5/4/2025 1,849,826
TTX Company
650,000 4.125%,  10/1/2023
a
690,149
Total 35,721,234
U.S. Government & Agencies (10.5%)
U.S. Treasury Notes
3,430,000 2.000%,  11/30/2022 3,497,662
22,700,000 0.125%,  1/31/2023 22,660,098
3,730,000 1.375%,  2/15/2023 3,782,599
25,500,000 0.125%,  4/30/2023 25,408,359
3,875,000 2.750%,  7/31/2023 4,031,665
34,011,000 0.125%,  8/31/2023 33,815,702
Principal
Amount Long-Term Fixed Income (98.6%) Value
U.S. Government & Agencies (10.5%) -
continued
$ 22,375,000 0.125%,  1/15/2024 $ 22,153,872
1,500,000 2.500%,  1/31/2024 1,564,043
60,500,000 0.250%,  6/15/2024 59,798,106
2,750,000 2.125%,  7/31/2024 2,856,240
Total 179,568,346
Utilities (3.0%)
AES Corporation
2,750,000 3.300%,  7/15/2025
a
2,890,525
Alexander Funding Trust
3,500,000 1.841%,  11/15/2023
a
3,554,975
Ameren Corporation
750,000 2.500%,  9/15/2024 779,448
American Electric Power
Company, Inc.
1,425,000 1.000%,  11/1/2025 1,399,638
Berkshire Hathaway Energy
Company
1,925,000 4.050%,  4/15/2025 2,099,753
CenterPoint Energy Resources
Corporation
2,000,000 0.700%,  3/2/2023 1,994,417
CenterPoint Energy, Inc.
1,850,000 3.850%,  2/1/2024 1,955,931
1,250,000 1.450%,  6/1/2026 1,236,201
Dominion Energy, Inc.
2,350,000 1.450%,  4/15/2026 2,332,045
DTE Energy Company
1,500,000 2.529%,  10/1/2024 1,562,519
Duke Energy Corporation
1,000,000 3.250%,  1/15/2082
c
993,212
1,085,000 0.900%,  9/15/2025 1,065,716
Edison International
1,580,000 2.950%,  3/15/2023 1,612,510
Entergy Corporation
1,130,000 0.900%,  9/15/2025 1,101,182
Exelon Corporation
1,250,000 3.497%,  6/1/2022 1,267,731
Florida Power & Light Company
1,350,000 2.850%,  4/1/2025 1,420,653
Georgia Power Company
1,050,000 2.100%,  7/30/2023 1,074,386
ITC Holdings Corporation
1,500,000 2.700%,  11/15/2022 1,529,237
Jersey Central Power & Light
Company
1,500,000 4.300%,  1/15/2026
a
1,637,542
National Rural Utilities Cooperative
Finance Corporation
850,000 4.750%,  4/30/2043
c
877,912
NiSource, Inc.
1,250,000 5.650%,  6/15/2023
c,f
1,318,750
1,080,000 0.950%,  8/15/2025 1,058,968
OGE Energy Corporation
2,000,000 0.703%,  5/26/2023 1,996,265
Pacific Gas and Electric Company
3,000,000 3.150%,  1/1/2026 3,089,307
Public Service Enterprise Group,
Inc.
2,000,000 2.875%,  6/15/2024 2,085,877

Limited Maturity Bond Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.6%) Value
Utilities (3.0%) - continued
Sempra Energy
$ 2,125,000 3.550%,  6/15/2024 $ 2,245,081
Southern California Edison
Company
2,000,000 1.100%,  4/1/2024 2,004,441
Southern Company
1,500,000 2.950%,  7/1/2023 1,548,898
1,100,000 4.000%,  1/15/2051
c
1,146,970
1,250,000 3.750%,  9/15/2051
c
1,267,875
WEC Energy Group, Inc.
1,360,000 0.550%,  9/15/2023 1,355,517
Total 51,503,482
Total Long-Term Fixed Income
(cost $1,678,674,860) 1,688,192,817
Shares Preferred Stock ( 0.1% ) Value
Financials (0.1%)
54,000 Citigroup Capital XIII, 6.499%
c
1,482,300
Total 1,482,300
Total Preferred Stock
(cost $1,490,400) 1,482,300
Shares
Collateral Held for Securities
Loaned ( 0.1% ) Value
2,364,500 Thrivent Cash Management Trust 2,364,500
Total Collateral Held for
Securities Loaned
(cost $2,364,500) 2,364,500
Shares or
Principal
Amount Short-Term Investments ( 3.0% ) Value
Federal Home Loan Bank Discount
Notes
600,000 0.040%, 11/18/2021
i,j
599,988
400,000 0.020%, 12/28/2021
i,j
399,975
Thrivent Core Short-Term Reserve
Fund
4,097,068 0.130% 40,970,674
U.S. Treasury Bills
10,000,000 0.075%, 12/30/2021
i
9,998,607
Total Short-Term Investments
(cost $51,940,126) 51,969,244
Total Investments (cost
$1,734,469,886) 101.8% $1,744,008,861
Other Assets and Liabilities, Net
(1.8%) (31,299,507)
Total Net Assets 100.0% $1,712,709,354
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2021, the value of these investments was $749,902,866 or
43.8% of total net assets.
b Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
October 31, 2021.
c Denotes variable rate securities. The rate shown is as
of October 31, 2021. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
d All or a portion of the security is insured or guaranteed.
e Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
f Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
g All or a portion of the security is on loan.
h Denotes investments purchased on a when-issued or
delayed-delivery basis.
i The interest rate shown reflects the yield.
j All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Limited Maturity Bond Fund as of October 31, 2021 was
$37,517,088 or 2.19% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of October 31, 2021.
Security
Acquisition
Date Cost
Affirm Asset Securitization Trust,
8/15/2025 2/9/2021 $ 5,499,188
Affirm Asset Securitization Trust,
1/15/2025 6/7/2021 5,495,597
Affirm Asset Securitization Trust,
8/15/2026 7/27/2021 8,999,626
Upstart Securitization Trust,
11/20/2030 10/1/2020 1,356,692
Upstart Securitization Trust,
6/20/2031 5/4/2021 4,724,688
Upstart Securitization Trust,
3/20/2031 1/28/2021 2,152,642
Upstart Securitization Trust,
4/22/2030 2/11/2020 1,036,646
Upstart Securitization Trust,
1/21/2030 11/22/2019 102,432
Upstart Securitization Trust,
7/20/2031 7/22/2021 8,187,127
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Limited Maturity Bond
Fund as of October 31, 2021:
Securities Lending Transactions
Long-Term Fixed Income $ 2,309,413
Total lending $2,309,413
Gross amount payable upon return of
collateral for securities loaned $2,364,500
Net amounts due to counterparty $55,087

Limited Maturity Bond Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Definitions:
CLO - Collateralized Loan Obligation
HECM - Home Equity Conversion Mortgage
REMIC - Real Estate Mortgage Investment Conduit
Ser. - Series
Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
LIBOR 12M - ICE Libor USD Rate 12 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $14,649,654
Gross unrealized depreciation (5,613,047)
Net unrealized appreciation (depreciation) $9,036,607
Cost for federal income tax purposes $1,737,308,494
Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2021, in valuing Limited Maturity Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 321,730,206 – 321,730,206 –
Basic Materials 27,154,878 – 27,154,878 –
Capital Goods 27,382,264 – 27,382,264 –
Collateralized Mortgage Obligations 259,648,128 – 252,148,128 7,500,000
Commercial Mortgage-Backed Securities 18,888,517 – 18,888,517 –
Communications Services 43,925,975 – 43,925,975 –
Consumer Cyclical 87,624,604 – 87,624,604 –
Consumer Non-Cyclical 88,687,233 – 88,687,233 –
Energy 75,402,334 – 75,402,334 –
Financials 378,351,765 – 378,351,765 –
Foreign Government 5,654,635 – 5,654,635 –
Mortgage-Backed Securities 32,956,799 – 32,956,799 –
Technology 53,992,417 – 53,992,417 –
Transportation 35,721,234 – 35,721,234 –
U.S. Government & Agencies 179,568,346 – 179,568,346 –
Utilities 51,503,482 – 51,503,482 –
Preferred Stock
Financials 1,482,300 1,482,300 – –
Short-Term Investments 10,998,570 – 10,998,570 –
Subtotal Investments in Securities $1,700,673,687 $1,482,300 $1,691,691,387 $7,500,000
Other Investments  * Total
Affiliated Short-Term Investments 40,970,674
Collateral Held for Securities Loaned 2,364,500
Subtotal Other Investments $43,335,174
Total Investments at Value $1,744,008,861
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 2,336,240 2,336,240 – –
Total Asset Derivatives $2,336,240 $2,336,240 $– $–

Limited Maturity Bond Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
The following table presents Limited Maturity Bond Fund's futures contracts held as of October 31, 2021. Investments and/or cash totaling
$999,963 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 5-Yr. U.S. Treasury Note (1,307) December 2021 ( $ 161,463,490) $ 2,336,240
Total Futures Short Contracts ( $ 161,463,490) $2,336,240
Total Futures Contracts ( $ 161,463,490) $2,336,240
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of October 31, 2021, for Limited Maturity Bond
Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the
Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 2,336,240
Total Interest Rate Contracts 2,336,240
Total Asset Derivatives $2,336,240
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2021, for
Limited Maturity Bond Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 4,185,532
Total Interest Rate Contracts 4,185,532
Total $4,185,532
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2021, for Limited Maturity Bond Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 1,381,865
Total Interest Rate Contracts 1,381,865
Total $1,381,865
The following table presents Limited Maturity Bond Fund's average volume of derivative activity during the period ended October 31, 2021.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $60,961,098
Futures - Short (184,395,052)

Limited Maturity Bond Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Limited Maturity Bond
Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
10/31/2021
Shares Held at
10/31/2021
% of Net
Assets
10/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% $201,614 $589,879 $750,522 $40,971 4,097 2.4%
Total Affiliated Short-Term Investments 201,614 40,971 2.4
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   2,914 434,883 435,432 2,365 2,365 0.1
Total Collateral Held for Securities Loaned 2,914 2,365 0.1
Total Value $204,528 $43,336
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2020
- 10/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% $(16) $16 $– $300
Total Income/Non Income Cash from Affiliated Investments $300
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 0 7
Total Affiliated Income from Securities Loaned, Net $7
Total $(16) $16 $0

Low Volatility Equity Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 97.1% ) Value
Communications Services (10.9%)
3,561 AT&T, Inc. $ 89,951
7,081 BCE, Inc. 364,520
1,484 Comcast Corporation 76,322
8,478 Deutsche Telekom AG 157,667
1,705 Electronic Arts, Inc. 239,126
1,415 Elisa Oyj 85,396
13,000 HKT Trust and HKT, Ltd. 17,641
3,400 KDDI Corporation 103,972
100 Nintendo Company, Ltd. 44,166
13,700 Nippon Telegraph and Telephone
Corporation 383,860
2,402 Rogers Communications, Inc. 111,716
11,200 SKY Perfect JSAT Holdings, Inc. 42,003
37,900 SoftBank Corporation 517,323
215 Swisscom AG 117,073
13,119 TELUS Corporation 300,944
149 T-Mobile US, Inc.
a
17,139
10,497 Verizon Communications, Inc. 556,236
Total 3,225,055
Consumer Discretionary (4.9%)
12,000 Cafe de Coral Holdings, Ltd. 21,897
739 Domino's Pizza Enterprises, Ltd. 75,805
4,105 Domino's Pizza Group plc 21,746
126 Domino's Pizza, Inc. 61,610
4,343 Europris ASA
b
32,160
177 Evolution Gaming Group AB
b
28,734
55 Ferrari NV 13,051
1,143 HelloFresh SE
a
92,628
51 Hermes International 80,984
855 Home Depot, Inc. 317,838
1,500 KOMEDA Holdings Company, Ltd. 27,206
339 La Francaise des Jeux SAEM
b
17,603
1,759 McDonald's Corporation 431,922
1,000 McDonald's Holdings Company
(Japan), Ltd. 44,692
600 Ohsho Food Service Corporation 31,507
1,700 T-Gaia Corporation 30,291
1,900 USS Company, Ltd. 30,625
614 Yum! Brands, Inc. 76,713
Total 1,437,012
Consumer Staples (13.0%)
4,697 Axfood AB 115,162
732 Church & Dwight Company, Inc. 63,948
4,402 Coca-Cola Company 248,141
6,414 Colgate-Palmolive Company 488,683
494 Costco Wholesale Corporation 242,821
3,043 General Mills, Inc. 188,057
407 Greggs plc 17,011
365 Hershey Company 64,003
2,300 Hormel Foods Corporation 97,336
326 Interparfums SA 26,375
9,100 Japan Tobacco, Inc. 178,644
1,400 Kao Corporation 79,195
4,189 Koninklijke Ahold Delhaize NV 136,279
550 Kroger Company 22,011
16 Lindt & Spruengli AG 188,554
45 L'Oreal SA 20,586
1,589 McCormick & Company, Inc. 127,485
489 Monster Beverage Corporation
a
41,565
953 Nestle SA 125,708
800 Noevir Holdings Company, Ltd. 39,132
1,864 PepsiCo, Inc. 301,222
Shares Common Stock (97.1%) Value
Consumer Staples (13.0%) - continued
1,299 Philip Morris International, Inc. $ 122,807
3,071 Procter & Gamble Company 439,122
366 Royal Unibrew AS 45,466
2,935 Scandinavian Tobacco Group AS
b
65,952
2,408 Walmart, Inc. 359,803
Total 3,845,068
Energy (0.9%)
16,800 Nippon Gas Company, Ltd. 208,380
1,741 Washington H. Soul Pattinson and
Company, Ltd. 42,875
Total 251,255
Financials (7.1%)
317 Aon plc 101,415
135 Arthur J. Gallagher & Company 22,635
995 Berkshire Hathaway, Inc.
a
285,575
642 CME Group, Inc. 141,593
136 Intact Financial Corporation 18,232
1,285 Intercontinental Exchange, Inc. 177,921
12,900 Japan Post Bank Company, Ltd. 100,646
3,236 Laurentian Bank of Canada 108,956
40 MarketAxess Holdings, Inc. 16,347
1,387 Marsh & McLennan Companies,
Inc. 231,352
10,500 Matsui Securities Company, Ltd. 75,327
5,400 Mitsubishi HC Capital, Inc. 27,077
2,253 Mizrahi Tefahot Bank, Ltd. 81,975
303 Moody's Corporation 122,457
417 Nasdaq, Inc. 87,516
370 S&P Global, Inc. 175,439
192 T. Rowe Price Group, Inc. 41,641
656 Topdanmark AS 34,815
10,721 Tryg AS 254,443
Total 2,105,362
Health Care (18.5%)
2,059 Abbott Laboratories 265,385
901 Agilent Technologies, Inc. 141,898
3,332 Almirall SA 49,549
661 Amgen, Inc. 136,807
347 Amplifon SPA 17,658
2,600 Astellas Pharmaceutical, Inc. 43,833
2,712 Baxter International, Inc. 214,140
701 Becton, Dickinson and Company 167,953
2,800 Chugai Pharmaceutical Company,
Ltd. 104,690
263 Coloplast AS 42,953
1,011 Danaher Corporation 315,199
1,268 Dechra Pharmaceuticals plc 88,848
457 DiaSorin SPA 103,311
892 Eli Lilly and Company 227,246
618 Eurofins Scientific SE 72,933
81 Genmab AS
a
36,389
6,028 Gilead Sciences, Inc. 391,097
356 Incyte Corporation
a
23,845
3,377 Johnson & Johnson 550,046
67 Masimo Corporation
a
18,997
2,258 Medtronic plc 270,644
872 Novartis AG 72,126
2,643 Novo Nordisk AS 289,818
2,667 Qiagen NV
a
146,723
777 Regeneron Pharmaceuticals, Inc.
a
497,233
684 Roche Holding AG 264,978

Low Volatility Equity Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (97.1%) Value
Health Care (18.5%) - continued
100 Siegfried Holding AG $ 96,184
225 Sonova Holding AG 93,234
559 Tecan Group AG 342,501
265 UnitedHealth Group, Inc. 122,025
783 Vertex Pharmaceuticals, Inc.
a
144,800
494 Vitrolife AB 32,151
331 Zoetis, Inc. 71,562
Total 5,456,756
Industrials (9.7%)
409 3M Company 73,080
1,427 Canadian Pacific Railway, Ltd. 110,450
508 DSV AS 118,068
388 Geberit AG 303,010
209 IDEX Corporation 46,517
599 Illinois Tool Works, Inc. 136,494
7,300 Kamigumi Company, Ltd. 146,985
22,900 Kandenko Company, Ltd. 177,517
297 Kuehne & Nagel International AG 93,540
331 Linde plc 105,655
1,100 Max Company, Ltd. 17,519
8,400 Nikkon Holdings Company, Ltd. 164,113
3,079 Republic Services, Inc. 414,433
4,200 SHO-BOND Holdings Company,
Ltd. 175,935
900 Sumitomo Corporation 12,825
3,600 Takasago Thermal Engineering
Company, Ltd. 65,858
310 Union Pacific Corporation 74,834
1,114 Verisk Analytics, Inc. 234,241
2,381 Waste Management, Inc. 381,508
Total 2,852,582
Information Technology (19.5%)
1,491 Accenture plc 534,956
714 Adobe, Inc.
a
464,357
645 Apple, Inc. 96,621
1,034 Automatic Data Processing, Inc. 232,123
1,100 Canon Electronics, Inc. 15,141
1,392 CGI, Inc.
a
124,353
5,650 Cisco Systems, Inc. 316,231
89 Constellation Software, Inc. 156,411
6,500 Elecom Company, Ltd. 99,421
372 Intuit, Inc. 232,868
200 ITOCHU Techno-Solutions
Corporation 6,318
2,226 Jack Henry & Associates, Inc. 370,584
865 Keysight Technologies, Inc.
a
155,717
891 Logitech International SA 74,535
460 Mastercard , Inc. 154,339
939 Microsoft Corporation 311,391
340 Motorola Solutions, Inc. 84,521
5,700 Oracle Corporation Japan 539,360
678 Paychex, Inc. 83,584
291 Synopsys, Inc.
a
96,955
1,437 Texas Instruments, Inc. 269,409
866 Thomson Reuters Corporation 104,171
769 Tyler Technologies, Inc.
a
417,736
1,471 VeriSign, Inc.
a
327,548
2,024 Visa, Inc. 428,622
152 Zoom Video Communications,
Inc.
a
41,747
Total 5,739,019
Shares Common Stock (97.1%) Value
Materials (3.0%)
1,393 Agnico Eagle Mines, Ltd. $ 73,939
1,686 Franco-Nevada Corporation 240,811
13 Givaudan SA 61,255
228 IMCD NV 50,626
5,756 Newmont Corporation 310,824
1,900 Nippon Steel Trading Corporation 85,918
425 Royal Gold, Inc. 42,084
249 Symrise AG 34,442
Total 899,899
Real Estate (2.7%)
79 Bachem Holding AG 63,592
526 Extra Space Storage, Inc. 103,817
15,200 Link REIT 134,663
1,535 National Storage Affiliates Trust 95,876
194 PSP Swiss Property AG 24,251
1,150 Public Storage, Inc. 382,007
Total 804,206
Utilities (6.9%)
5,350 CMS Energy Corporation 322,873
3,713 Consolidated Edison, Inc. 279,960
4,055 Enel SPA 33,948
1,129 Entergy Corporation 116,310
68,000 HK Electric Investments, Ltd. 67,733
31,700 Hong Kong and China Gas
Company, Ltd. 49,247
2,455 NextEra Energy, Inc. 209,485
12,069 NiSource, Inc. 297,742
2,034 Sempra Energy 259,599
5,691 Southern Company 354,663
2,000 Tokyo Gas Company, Ltd. 34,706
Total 2,026,266
Total Common Stock
(cost $23,858,528) 28,642,480
Shares Short-Term Investments ( 3.0% ) Value
Thrivent Core Short-Term Reserve
Fund
90,262 0.130% 902,622
Total Short-Term Investments
(cost $902,622) 902,622
Total Investments (cost
$24,761,150) 100.1% $29,545,102
Other Assets and Liabilities, Net
(0.1%) (41,385)
Total Net Assets 100.0% $29,503,717
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2021, the value of these investments was $144,449 or 0.5%
of total net assets.
Definitions:
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

Low Volatility Equity Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $5,247,854
Gross unrealized depreciation (546,548)
Net unrealized appreciation (depreciation) $4,701,306
Cost for federal income tax purposes $24,863,744
Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2021, in valuing Low Volatility Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 3,225,055 978,774 2,246,281 –
Consumer Discretionary 1,437,012 888,083 548,929 –
Consumer Staples 3,845,068 2,807,004 1,038,064 –
Energy 251,255 – 251,255 –
Financials 2,105,362 1,403,891 701,471 –
Health Care 5,456,756 3,558,877 1,897,879 –
Industrials 2,852,582 1,466,762 1,385,820 –
Information Technology 5,739,019 4,619,309 1,119,710 –
Materials 899,899 593,719 306,180 –
Real Estate 804,206 581,700 222,506 –
Utilities 2,026,266 1,840,632 185,634 –
Subtotal Investments in Securities $28,642,480 $18,738,751 $9,903,729 $–
Other Investments  * Total
Affiliated Short-Term Investments 902,622
Subtotal Other Investments $902,622
Total Investments at Value $29,545,102
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 19,948 19,948 – –
Total Asset Derivatives $19,948 $19,948 $– $–

Low Volatility Equity Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
MSCI
-
Morgan Stanley Capital International
The following table presents Low Volatility Equity Fund's futures contracts held as of October 31, 2021. Investments and/or cash totaling $60,392 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
Eurex MSCI World Index 7 December 2021 $ 648,762 $ 19,948
Total Futures Long Contracts $ 648,762 $ 19,948
Total Futures Contracts $ 648,762 $19,948
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of October 31, 2021, for Low Volatility Equity
Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the
Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 19,948
Total Equity Contracts 19,948
Total Asset Derivatives $19,948
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2021, for
Low Volatility Equity Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 16,657
Total Equity Contracts 16,657
Total $16,657
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2021, for Low Volatility Equity Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 20,200
Total Equity Contracts 20,200
Total $20,200
The following table presents Low Volatility Equity Fund's average volume of derivative activity during the period ended October 31, 2021.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $237,534
Futures - Short (7,455)

Low Volatility Equity Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Low Volatility Equity Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
10/31/2021
Shares Held at
10/31/2021
% of Net
Assets
10/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% $— $7,658 $6,755 $903 90 3.0%
Total Affiliated Short-Term Investments — 903 3.0
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – 1,685 1,685 – – –
Total Collateral Held for Securities Loaned – – –
Total Value $— $903
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2020
- 10/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% $– $– $– $0
Total Income/Non Income Cash from Affiliated Investments $0
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total $– $– $–

Mid Cap Growth Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 97.7% ) Value
Communications Services (2.6%)
2,135 Match Group, Inc.
a
$ 321,915
2,562 ZoomInfo Technologies, Inc.
a
172,218
Total 494,133
Consumer Discretionary (13.3%)
1,633 Aptiv plc
a
282,329
904 Burlington Stores, Inc.
a
249,766
2,119 Caesars Entertainment, Inc.
a
231,946
1,440 Chegg, Inc.
a
85,594
2,318 Chewy, Inc.
a
175,704
157 Chipotle Mexican Grill, Inc.
a
279,308
3,248 Farfetch, Ltd.
a
127,354
1,361 Five Below, Inc.
a
268,525
492 Lithia Motors, Inc. 157,056
37 NVR, Inc.
a
181,108
1,234 Planet Fitness, Inc.
a
98,165
518 Ulta Beauty, Inc.
a
190,292
2,842 Wyndham Hotels & Resorts, Inc. 240,064
Total 2,567,211
Consumer Staples (1.0%)
3,575 Lamb Weston Holdings, Inc. 201,809
Total 201,809
Financials (6.7%)
2,392 Arch Capital Group, Ltd.
a
100,033
1,146 Arthur J. Gallagher & Company 192,150
788 Kinsale Capital Group, Inc. 147,474
541 MSCI, Inc. 359,700
980 Signature Bank 291,864
1,670 Western Alliance Bancorp 193,870
Total 1,285,091
Health Care (19.2%)
2,472 ACADIA Pharmaceuticals, Inc.
a
44,372
2,947 Adaptive Biotechnologies
Corporation
a
98,459
6,464 Agilon Health, Inc.
a
158,368
389 Argenx SE ADR
a
117,462
840 Ascendis Pharma AS ADR
a
127,352
6,347 Avantor, Inc.
a
256,292
575 Bio-Techne Corporation 301,099
2,571 Centene Corporation
a
183,158
514 Cooper Companies, Inc. 214,297
603 Dexcom, Inc.
a
375,796
4,025 GoodRx Holdings, Inc.
a
179,515
1,491 Guardant Health, Inc.
a
174,134
1,116 Immunocore Holdings plc ADR
a
42,988
1,156 Insulet Corporation
a
358,383
1,281 Ionis Pharmaceuticals, Inc.
a
40,826
1,394 Nevro Corporation
a
158,554
521 Repligen Corporation
a
151,351
697 Sarepta Therapeutics, Inc.
a
55,154
584 Teleflex, Inc. 208,453
524 Veeva Systems, Inc.
a
166,113
1,117 Zoetis, Inc. 241,495
2,172 Zymeworks, Inc. 48,327
Total 3,701,948
Industrials (19.7%)
1,717 ASGN, Inc.
a
205,456
1,033 Carlisle Companies, Inc. 230,276
1,115 Chart Industries, Inc.
a
197,935
Shares Common Stock (97.7%) Value
Industrials (19.7%) - continued
6,641 Driven Brands Holdings, Inc.
a
$ 215,633
892 Generac Holdings, Inc.
a
444,716
8,473 Howmet Aerospace, Inc. 251,563
634 IDEX Corporation 141,109
1,308 Middleby Corporation
a
238,632
452 Old Dominion Freight Line, Inc. 154,290
1,991 Regal Rexnord Corporation 303,289
3,347 TransUnion 385,876
1,592 Trex Company, Inc.
a
169,389
860 United Rentals, Inc.
a
326,035
1,756 Vicor Corporation
a
266,192
7,771 WillScot Mobile Mini Holdings
Corporation
a
270,043
Total 3,800,434
Information Technology (29.3%)
3,669 Amphenol Corporation 281,669
3,305 Anaplan, Inc.
a
215,519
2,148 AppLovin Corporation
a,b
211,041
2,433 Bandwidth, Inc.
a
207,486
1,502 Bill.com Holdings, Inc.
a
442,054
2,283 Cognex Corporation 199,968
1,054 Coupa Software, Inc.
a
239,996
1,038 DocuSign, Inc.
a
288,865
1,406 Elastic NV
a
243,955
411 EPAM Systems, Inc.
a
276,702
1,540 Five9, Inc.
a
243,335
384 HubSpot, Inc.
a
311,128
211 Lam Research Corporation 118,913
946 MKS Instruments, Inc. 141,947
806 Monolithic Power Systems, Inc. 423,521
1,075 Okta, Inc.
a
265,718
595 Palo Alto Networks, Inc.
a
302,909
688 Paycom Software, Inc.
a
376,921
217 Qorvo, Inc.
a
36,506
1,882 Sprout Social, Inc.
a
240,294
4,037 STMicroelectronics NV ADR
b
192,323
2,979 Trade Desk, Inc.
a
223,157
570 Zscaler, Inc.
a
181,750
Total 5,665,677
Materials (3.1%)
1,352 AptarGroup, Inc. 163,295
741 Martin Marietta Materials, Inc. 291,094
606 Quaker Chemical Corporation 148,979
Total 603,368
Real Estate (2.8%)
770 Camden Property Trust 125,587
2,150 CBRE Group, Inc.
a
223,772
572 SBA Communications Corporation 197,529
Total 546,888
Total Common Stock
(cost $14,626,793) 18,866,559
Shares
Collateral Held for Securities
Loaned ( 2.4% ) Value
465,500 Thrivent Cash Management Trust 465,500
Total Collateral Held for
Securities Loaned
(cost $465,500) 465,500

Mid Cap Growth Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies ( 1.4% ) Value
Unaffiliated  (1.4%)
1,315 SPDR S&P Biotech ETF $ 164,125
993 SPDR S&P Oil & Gas Exploration
ETF
b
105,615
Total 269,740
Total Registered Investment
Companies (cost $238,587) 269,740
Shares Short-Term Investments ( 2.8% ) Value
Thrivent Core Short-Term Reserve
Fund
53,932 0.130% 539,317
Total Short-Term Investments
(cost $539,317) 539,317
Total Investments (cost
$15,870,197) 104.3% $20,141,116
Other Assets and Liabilities, Net
(4.3%) (825,436)
Total Net Assets 100.0% $19,315,680
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Growth Fund as of October 31, 2021:
Securities Lending Transactions
Common Stock $ 452,795
Total lending $452,795
Gross amount payable upon return of
collateral for securities loaned $465,500
Net amounts due to counterparty $12,705
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $4,607,075
Gross unrealized depreciation (456,003)
Net unrealized appreciation (depreciation) $4,151,072
Cost for federal income tax purposes $15,990,044

Mid Cap Growth Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2021, in valuing Mid Cap Growth Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 494,133 494,133 – –
Consumer Discretionary 2,567,211 2,567,211 – –
Consumer Staples 201,809 201,809 – –
Financials 1,285,091 1,285,091 – –
Health Care 3,701,948 3,701,948 – –
Industrials 3,800,434 3,800,434 – –
Information Technology 5,665,677 5,665,677 – –
Materials 603,368 603,368 – –
Real Estate 546,888 546,888 – –
Registered Investment Companies
Unaffiliated 269,740 269,740 – –
Subtotal Investments in Securities $19,136,299 $19,136,299 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 539,317
Collateral Held for Securities Loaned 465,500
Subtotal Other Investments $1,004,817
Total Investments at Value $20,141,116
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Growth Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
10/31/2021
Shares Held at
10/31/2021
% of Net
Assets
10/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% $43 $10,436 $9,940 $539 54 2.8%
Total Affiliated Short-Term Investments 43 539 2.8
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   69 4,471 4,074 466 466 2.4
Total Collateral Held for Securities Loaned 69 466 2.4
Total Value $112 $1,005
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2020
- 10/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% $– $– $– $0
Total Income/Non Income Cash from Affiliated Investments $0
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 0 1
Total Affiliated Income from Securities Loaned, Net $1
Total $– $– $0

Mid Cap Stock Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 95.0% ) Value
Communications Services (2.2%)
1,026,090 DISH Network Corporation
a
$ 42,141,517
398,867 Zillow Group, Inc.
a
42,168,219
Total 84,309,736
Consumer Discretionary (13.8%)
366,023 Aptiv plc
a
63,281,717
483,594 Caesars Entertainment, Inc.
a
52,934,199
47,705 Chipotle Mexican Grill, Inc.
a
84,868,626
277,444 Expedia Group, Inc.
a
45,614,568
1,119,472 Harley-Davidson, Inc. 40,849,533
219,807 Lululemon Athletica, Inc.
a
102,432,260
18,177 NVR, Inc.
a
88,972,780
69,408 RH
a
45,783,599
Total 524,737,282
Consumer Staples (2.9%)
1,399,341 Hain Celestial Group, Inc.
a
62,788,431
818,723 Lamb Weston Holdings, Inc. 46,216,913
Total 109,005,344
Energy (2.7%)
1,644,259 Devon Energy Corporation 65,901,901
469,836 Valero Energy Corporation 36,332,418
Total 102,234,319
Financials (14.4%)
1,578,242 Ally Financial, Inc. 75,345,273
1,125,432 Arch Capital Group, Ltd.
a
47,065,566
1,093,148 Assured Guaranty, Ltd. 60,757,166
1,768,912 Equitable Holdings, Inc. 59,258,552
353,138 Kinsale Capital Group, Inc. 66,089,777
1,602,375 Radian Group, Inc. 38,248,691
1,038,765 Western Alliance Bancorp 120,590,229
1,227,664 Zions Bancorporation, N.A. 77,330,555
Total 544,685,809
Health Care (8.6%)
72,425 Align Technology, Inc.
a
45,219,997
104,690 Bio-Techne Corporation 54,820,918
487,482 Edwards Lifesciences Corporation
a
58,410,093
227,001 Insulet Corporation
a
70,374,850
963,288 NuVasive, Inc.
a
51,401,048
510,064 Syneos Health, Inc.
a
47,609,374
Total 327,836,280
Industrials (18.7%)
586,729 Advanced Drainage Systems, Inc. 66,183,031
2,772,415 Dun & Bradstreet Holdings, Inc.
a
52,232,299
1,650,788 Howmet Aerospace, Inc. 49,011,896
884,062 Nutrien, Ltd. 61,804,774
260,210 Old Dominion Freight Line, Inc. 88,822,683
684,899 Quanta Services, Inc. 83,064,551
467,091 Regal Rexnord Corporation 71,151,972
1,076,513 Southwest Airlines Company
a
50,897,535
779,599 Timken Company 55,312,549
351,286 United Rentals, Inc.
a
133,176,035
Total 711,657,325
Information Technology (16.1%)
526,489 Alliance Data Systems Corporation 44,883,187
170,401 ANSYS, Inc.
a
64,680,812
533,629 AppLovin Corporation
a,b
52,429,049
Shares Common Stock (95.0%) Value
Information Technology (16.1%) - continued
341,878 Bill.com Holdings, Inc.
a
$ 100,618,114
1,131,973 Calix, Inc.
a
70,850,190
933,661 Ciena Corporation
a
50,688,456
1,711,008 Dropbox, Inc.
a
52,168,634
254,737 Enphase Energy, Inc.
a
59,004,731
230,847 NICE, Ltd. ADR
a
65,334,318
1,575,070 Sonos, Inc.
a
51,378,784
Total 612,036,275
Materials (4.5%)
461,968 Ashland Global Holdings, Inc. 44,353,548
631,757 Ball Corporation 57,793,130
1,042,504 Steel Dynamics, Inc. 68,888,664
Total 171,035,342
Real Estate (6.6%)
317,884 Alexandria Real Estate Equities,
Inc. 64,892,840
463,405 Camden Property Trust 75,581,356
322,945 Digital Realty Trust, Inc. 50,963,950
1,050,921 Duke Realty Corporation 59,103,797
Total 250,541,943
Utilities (4.5%)
1,042,034 Alliant Energy Corporation 58,947,863
2,143,517 CenterPoint Energy, Inc. 55,817,183
552,555 Entergy Corporation 56,924,216
Total 171,689,262
Total Common Stock
(cost $2,305,948,663) 3,609,768,917
Shares
Collateral Held for Securities
Loaned ( 0.5% ) Value
20,280,000 Thrivent Cash Management Trust 20,280,000
Total Collateral Held for
Securities Loaned
(cost $20,280,000) 20,280,000
Shares Short-Term Investments ( 5.0% ) Value
Thrivent Core Short-Term Reserve
Fund
18,917,798 0.130% 189,177,975
Total Short-Term Investments
(cost $189,149,837) 189,177,975
Total Investments (cost
$2,515,378,500) 100.5% $3,819,226,892
Other Assets and Liabilities, Net
(0.5%) (18,779,541)
Total Net Assets 100.0% $3,800,447,351
a Non-income producing security.
b All or a portion of the security is on loan.

Mid Cap Stock Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Stock Fund as of October 31, 2021:
Securities Lending Transactions
Common Stock $ 19,925,100
Total lending $19,925,100
Gross amount payable upon return of
collateral for securities loaned $20,280,000
Net amounts due to counterparty $354,900
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $1,335,877,475
Gross unrealized depreciation (36,246,256)
Net unrealized appreciation (depreciation) $1,299,631,219
Cost for federal income tax purposes $2,519,595,673
Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2021, in valuing Mid Cap Stock Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 84,309,736 84,309,736 – –
Consumer Discretionary 524,737,282 524,737,282 – –
Consumer Staples 109,005,344 109,005,344 – –
Energy 102,234,319 102,234,319 – –
Financials 544,685,809 544,685,809 – –
Health Care 327,836,280 327,836,280 – –
Industrials 711,657,325 711,657,325 – –
Information Technology 612,036,275 612,036,275 – –
Materials 171,035,342 171,035,342 – –
Real Estate 250,541,943 250,541,943 – –
Utilities 171,689,262 171,689,262 – –
Subtotal Investments in Securities $3,609,768,917 $3,609,768,917 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 189,177,975
Collateral Held for Securities Loaned 20,280,000
Subtotal Other Investments $209,457,975
Total Investments at Value $3,819,226,892
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Mid Cap Stock Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Stock Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
10/31/2021
Shares Held at
10/31/2021
% of Net
Assets
10/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% $46,631 $618,803 $476,256 $189,178 18,918 5.0%
Total Affiliated Short-Term Investments 46,631 189,178 5.0
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   82,394 310,294 372,408 20,280 20,280 0.5
Total Collateral Held for Securities Loaned 82,394 20,280 0.5
Total Value $129,025 $209,458
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2020
- 10/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% $– $– $– $253
Total Income/Non Income Cash from Affiliated Investments $253
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 4 113
Total Affiliated Income from Securities Loaned, Net $113
Total $– $– $4

Mid Cap Value Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 97.8% ) Value
Communications Services (4.8%)
4,169 Discovery, Inc., Class A
a,b
$ 97,722
9,559 Imax Corporation
b
180,187
4,603 Interpublic Group of Companies,
Inc. 168,332
4,783 Playtika Holding Corporation
b
135,263
Total 581,504
Consumer Discretionary (12.3%)
804 Aptiv plc
b
139,003
1,751 Cedar Fair, LP
b
81,369
2,557 Dollar Tree, Inc.
b
275,542
2,014 eBay, Inc. 154,514
1,195 Lear Corporation 205,361
898 Mohawk Industries, Inc.
b
159,135
1,324 Polaris, Inc. 152,194
4,692 Tapestry, Inc. 182,894
1,512 Wyndham Hotels & Resorts, Inc. 127,719
Total 1,477,731
Consumer Staples (5.1%)
4,036 Albertsons Companies, Inc.
a
124,914
1,627 Church & Dwight Company, Inc. 142,135
4,729 Hain Celestial Group, Inc.
b
212,190
1,790 Sysco Corporation 137,651
Total 616,890
Energy (5.0%)
4,305 Enterprise Products Partners, LP 97,638
5,345 Helmerich & Payne, Inc. 165,909
2,109 Marathon Petroleum Corporation 139,046
1,045 Pioneer Natural Resources
Company 195,394
Total 597,987
Financials (20.4%)
1,075 Capital One Financial Corporation 162,357
1,800 Cboe Global Markets, Inc. 237,492
2,957 Comerica, Inc. 251,611
8,538 Eastern Bankshares, Inc. 177,334
3,197 Enterprise Financial Services
Corporation 150,323
5,521 Equitable Holdings, Inc. 184,953
3,564 Hartford Financial Services Group,
Inc. 259,923
2,091 Raymond James Financial, Inc. 206,152
2,848 Selective Insurance Group, Inc. 223,198
3,109 Trustmark Corporation 98,897
3,504 Voya Financial, Inc. 244,474
2,939 Wintrust Financial Corporation 260,102
Total 2,456,816
Health Care (6.7%)
1,654 Acadia Healthcare Company, Inc.
b
102,548
3,323 Centene Corporation
b
236,730
2,488 NuVasive, Inc.
b
132,760
1,876 Syneos Health, Inc.
b
175,106
1,082 Zimmer Biomet Holdings, Inc. 154,856
Total 802,000
Industrials (15.9%)
1,567 AGCO Corporation 191,503
5,411 Barnes Group, Inc. 226,937
Shares Common Stock (97.8%) Value
Industrials (15.9%) - continued
1,347 Carlisle Companies, Inc. $ 300,273
3,434 Crane Company 354,663
983 JB Hunt Transport Services, Inc. 193,838
663 Lincoln Electric Holdings, Inc. 94,411
6,202 Meritor, Inc.
b
150,957
1,755 Robert Half International, Inc. 198,438
4,188 Southwest Airlines Company
b
198,009
Total 1,909,029
Information Technology (9.4%)
2,106 Jabil, Inc. 126,276
4,467 Juniper Networks, Inc. 131,866
9,503 Knowles Corporation
b
198,042
5,803 NCR Corporation
b
229,451
3,801 ON Semiconductor Corporation
b
182,714
1,360 PTC, Inc.
b
173,196
1,705 Western Digital Corporation
b
89,154
Total 1,130,699
Materials (6.9%)
8,071 Axalta Coating Systems, Ltd.
b
251,734
4,839 Berry Plastics Group, Inc.
b
317,148
2,211 CF Industries Holdings, Inc. 125,585
1,423 LyondellBasell Industries NV 132,083
Total 826,550
Real Estate (7.3%)
939 Camden Property Trust 153,151
2,126 CBRE Group, Inc.
b
221,274
3,268 Highwoods Properties, Inc. 146,537
9,726 Host Hotels & Resorts, Inc.
b
163,689
8,314 Kimco Realty Corporation 187,896
Total 872,547
Utilities (4.0%)
1,947 Alliant Energy Corporation 110,142
6,857 CenterPoint Energy, Inc. 178,556
3,120 Evergy, Inc. 198,900
Total 487,598
Total Common Stock
(cost $9,319,707) 11,759,351
Shares
Collateral Held for Securities
Loaned ( 1.8% ) Value
214,616 Thrivent Cash Management Trust 214,616
Total Collateral Held for
Securities Loaned
(cost $214,616) 214,616
Shares
Registered Investment
Companies ( 1.0% ) Value
Unaffiliated  (1.0%)
2,798 Fidelity US Utilities ETF 121,125
Total 121,125
Total Registered Investment
Companies (cost $110,446) 121,125

Mid Cap Value Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Short-Term Investments ( 1.6% ) Value
Thrivent Core Short-Term Reserve
Fund
19,236 0.130% $ 192,362
Total Short-Term Investments
(cost $192,362) 192,362
Total Investments (cost
$9,837,131) 102.2% $12,287,454
Other Assets and Liabilities, Net
(2.2%) (270,156)
Total Net Assets 100.0% $12,017,298
a All or a portion of the security is on loan.
b Non-income producing security.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Value Fund as of October 31, 2021:
Securities Lending Transactions
Common Stock $ 210,078
Total lending $210,078
Gross amount payable upon return of
collateral for securities loaned $214,616
Net amounts due to counterparty $4,538
Definitions:
ETF - Exchange Traded Fund
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $2,569,269
Gross unrealized depreciation (112,966)
Net unrealized appreciation (depreciation) $2,456,303
Cost for federal income tax purposes $9,831,151

Mid Cap Value Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2021, in valuing Mid Cap Value Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 581,504 581,504 – –
Consumer Discretionary 1,477,731 1,477,731 – –
Consumer Staples 616,890 616,890 – –
Energy 597,987 597,987 – –
Financials 2,456,816 2,456,816 – –
Health Care 802,000 802,000 – –
Industrials 1,909,029 1,909,029 – –
Information Technology 1,130,699 1,130,699 – –
Materials 826,550 826,550 – –
Real Estate 872,547 872,547 – –
Utilities 487,598 487,598 – –
Registered Investment Companies
Unaffiliated 121,125 121,125 – –
Subtotal Investments in Securities $11,880,476 $11,880,476 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 192,362
Collateral Held for Securities Loaned 214,616
Subtotal Other Investments $406,978
Total Investments at Value $12,287,454
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Value Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
10/31/2021
Shares Held at
10/31/2021
% of Net
Assets
10/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% $41 $6,996 $6,845 $192 19 1.6%
Total Affiliated Short-Term Investments 41 192 1.6
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   163 2,105 2,053 215 215 1.8
Total Collateral Held for Securities Loaned 163 215 1.8
Total Value $204 $407
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2020
- 10/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% $0 $0 $– $0
Total Income/Non Income Cash from Affiliated Investments $0
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 0 3
Total Affiliated Income from Securities Loaned, Net $3
Total $0 $0 $0

Moderate Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( 1.3% )
a
Value
Basic Materials (0.1%)
Ball Metalpack Finco, LLC, Term
Loan
$ 159,637
4.621%,  (LIBOR 3M +
4.500%), 7/31/2025
b
$ 159,238
Flexsys, Inc./Ohio, Term Loan
545,000
0.000%,  (LIBOR 1M +
5.250%), 8/12/2028
b,c,d,e
545,000
Hexion, Inc., Term Loan
226,524
3.640%,  (LIBOR 3M +
3.500%), 7/1/2026
b
226,146
INEOS US Petrochem, LLC, Term
Loan
403,988
3.250%,  (LIBOR 1M +
2.750%), 1/29/2026
b
403,987
Innophos Holdings, Inc., Term
Loan
221,625
3.837%,  (LIBOR 1M +
3.750%), 2/7/2027
b,e
221,902
Momentive Performance Materials
USA, LLC, Term Loan
219,937
3.340%,  (LIBOR 1M +
3.250%), 5/15/2024
b
219,480
Nouryon USA, LLC, Term Loan
499,101
2.839%,  (LIBOR 1M +
2.750%), 10/1/2025
b
495,048
Pixelle Specialty Solutions, LLC,
Term Loan
394,764
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
b
393,635
Sparta US HoldCo, LLC, Term
Loan
80,000
4.250%,  (LIBOR 3M +
3.500%), 8/2/2028
b
79,900
Venator Finance SARL, Term Loan
292,713
3.087%,  (LIBOR 1M +
3.000%), 8/8/2024
b
289,420
Total 3,033,756
Capital Goods (0.2%)
Bingo Industries, Ltd., Term Loan
200,000
4.000%,  (LIBOR 3M +
3.500%), 8/9/2028
b,e
199,500
Flex Acquisition Company, Inc.,
Term Loan
454,090
3.131%,  (LIBOR 3M +
3.000%), 6/29/2025
b
450,348
323,375
4.000%,  (LIBOR 3M +
3.500%), 3/2/2028
b
322,385
Gemini HDPE, LLC, Term Loan
352,998
3.500%,  (LIBOR 3M +
3.000%), 12/31/2027
b
352,779
GFL Environmental, Inc., Term
Loan
367,225
3.500%,  (LIBOR 3M +
3.000%), 5/31/2025
b
367,684
Graham Packaging Company,
Inc., Term Loan
378,100
3.750%,  (LIBOR 1M +
3.000%), 8/4/2027
b
377,068
Grinding Media, Inc., Term Loan
555,000
4.750%,  (LIBOR 3M +
4.000%), 9/22/2028
b,e
555,694
Principal
Amount Bank Loans (1.3%)
a
Value
Capital Goods (0.2%) - continued
Groupe Solmax, Inc., Term Loan
$ 230,000
0.000%,  (LIBOR 1M +
4.750%), 7/23/2028
b,c,d
$ 230,000
Hyperion Materials &
Technologies, Inc., Term Loan
337,500
5.000%,  (LIBOR 3M +
4.500%), 7/30/2028
b
337,500
LABL, Inc., Term Loan
53,000
0.000%,  (LIBOR 1M +
5.000%), 10/22/2028
b,c,d
52,636
LRS Holdings, LLC, Term Loan
267,000
0.000%,  (LIBOR 1M +
4.250%), 8/31/2028
b,c,d,e
267,334
Mauser Packaging Solutions
Holding Company, Term Loan
323,248
3.337%,  (LIBOR 1M +
3.250%), 4/3/2024
b
314,410
MI Windows and Doors, Inc., Term
Loan
337,450
4.500%,  (LIBOR 1M +
3.750%), 12/18/2027
b
337,663
Pactiv Evergreen Group Holdings,
Inc., Term Loan
163,762
3.337%,  (LIBOR 1M +
3.250%), 2/5/2026
b
162,626
Quikrete Holdings Inc., Term Loan
325,000
0.000%,  (LIBOR 1M +
3.000%), 6/11/2028
b,c,d
323,700
RLG Holdings, LLC, Delayed Draw
59,494
5.000%,  (LIBOR 3M +
4.250%), 7/8/2028
b
59,494
RLG Holdings, LLC, Term Loan
235,000
5.000%,  (LIBOR 3M +
4.250%), 7/8/2028
b
235,000
TransDigm, Inc., Term Loan
790,912
2.337%,  (LIBOR 1M +
2.250%), 12/9/2025
b
780,797
TricorBraun Holdings, Inc., Term
Loan
478,946
3.750%,  (LIBOR 1M +
3.250%), 3/3/2028
b
475,626
Trident TPI Holdings, Inc., Delayed
Draw
42,500
1.814%,  (LIBOR 3M +
4.000%), 9/17/2028
b,c,d
42,561
Trident TPI Holdings, Inc., Term
Loan
295,000
4.500%,  (LIBOR 3M +
4.000%), 9/17/2028
b
295,422
Vertiv Group Corporation, Term
Loan
1,305,138
2.830%,  (LIBOR 1M +
2.750%), 3/2/2027
b
1,295,349
Waterlogic USA Holdings, Inc.,
Term Loan
300,000
0.000%,  (LIBOR 1M +
4.750%), 8/12/2028
b,c,d
300,000
Total 8,135,576
Communications Services (0.2%)
Allen Media, LLC, Term Loan
269,321
5.734%,  (LIBOR 3M +
5.500%), 2/10/2027
b
269,097

Moderate Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (1.3%)
a
Value
Communications Services (0.2%) - continued
Altice France SA, Term Loan
$ 186,225
2.879%,  (LIBOR 3M +
2.750%), 7/31/2025
b
$ 182,927
Cablevision Lightpath, LLC, Term
Loan
361,350
3.750%,  (LIBOR 1M +
3.250%), 12/1/2027
b
361,531
CCI Buyer, Inc., Term Loan
99,500
4.500%,  (LIBOR 3M +
3.750%), 12/17/2027
b
99,791
CommScope, Inc., Term Loan
423,103
3.337%,  (LIBOR 1M +
3.250%), 4/4/2026
b
417,154
DIRECTV Financing, LLC, Term
Loan
615,000
5.750%,  (LIBOR 3M +
5.000%), 8/2/2027
b
615,295
E.W. Scripps Company, Term Loan
320,975
3.750%,  (LIBOR 1M +
3.000%), 1/7/2028
b
321,126
Entercom Media Corporation, Term
Loan
281,786
2.585%,  (LIBOR 1M +
2.500%), 11/17/2024
b
279,320
iHeartCommunications, Inc., Term
Loan
235,670
3.087%,  (LIBOR 1M +
3.000%), 5/1/2026
b
233,860
Indy US Bidco, LLC, Term Loan
333,325
4.087%,  (LIBOR 1M +
4.000%), 3/5/2028
b
333,952
Meredith Corporation, Term Loan
311,842
5.250%,  (LIBOR 3M +
4.250%), 1/31/2025
b
318,014
Metronet Systems Holdings, LLC,
Term Loan
365,750
4.500%,  (LIBOR 1M +
3.750%), 6/2/2028
b
366,094
NEP Group, Inc., Term Loan
326,034
3.337%,  (LIBOR 1M +
3.250%), 10/20/2025
b
315,897
40,000
7.087%,  (LIBOR 1M +
7.000%), 10/19/2026
b
38,610
Nexstar Media, Inc., Term Loan
507,431
2.582%,  (LIBOR 1M +
2.500%), 9/19/2026
b
506,417
ORBCOMM, Inc., Term Loan
290,000
5.000%,  (LIBOR 3M +
4.250%), 9/1/2028
b
290,000
Peraton Corporation, Term Loan
497,500
4.500%,  (LIBOR 1M +
3.750%), 2/1/2028
b
498,042
Radiate Holdco, LLC, Term Loan
853,550
4.250%,  (LIBOR 1M +
3.500%), 9/25/2026
b
851,032
Terrier Media Buyer, Inc., Term
Loan
496,250
3.587%,  (LIBOR 1M +
3.500%), 12/17/2026
b
494,141
Univision Communications, Inc.,
Term Loan
270,000
0.000%,  (LIBOR 1M +
3.250%), 5/21/2028
b,c,d
269,619
Principal
Amount Bank Loans (1.3%)
a
Value
Communications Services (0.2%) - continued
Voyage Australia Property, Ltd.,
Term Loan
$ 285,000
4.000%,  (LIBOR 3M +
3.500%), 6/18/2028
b
$ 285,356
WideOpenWest Finance, LLC,
Term Loan
216,199
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
215,851
Xplornet Communications, Inc.,
Term Loan
290,000
0.000%,  (LIBOR 1M +
4.000%), 9/30/2028
b,c,d
289,379
260,000
0.000%,  (LIBOR 1M +
7.000%), 9/30/2029
b,c,d,e
258,700
Total 8,111,205
Consumer Cyclical (0.2%)
ACProducts Holdings, Inc., Term
Loan
184,538
4.750%,  (LIBOR 3M +
4.250%), 5/17/2028
b
183,962
AI Aqua Merger Sub, Inc., Delayed
Draw
36,875
0.000%,  (LIBOR 1M +
4.000%), 7/30/2028
b,c,d
36,998
AI Aqua Merger Sub, Inc., Term
Loan
295,000
4.500%,  (LIBOR 1M +
4.000%), 7/30/2028
b
295,982
American Trailer World
Corporation, Term Loan
334,162
4.500%,  (LIBOR 1M +
3.750%), 3/5/2028
b
332,562
Caesars Resort Collection, LLC,
Term Loan
244,383
3.587%,  (LIBOR 1M +
3.500%), 7/20/2025
b
244,524
Carnival Corporation, Term Loan
268,640
3.750%,  (LIBOR 3M +
3.000%), 6/30/2025
b
268,137
Cengage Learning, Inc., Term
Loan
540,000
5.750%,  (LIBOR 3M +
4.750%), 7/14/2026
b
542,419
CP Atlas Buyer, Inc., Term Loan
323,375
4.250%,  (LIBOR 1M +
3.750%), 11/23/2027
b
321,254
Golden Entertainment, Inc., Term
Loan
635,108
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
633,787
Golden Nugget, LLC, Term Loan
355,671
3.250%,  (LIBOR 3M +
2.500%), 10/4/2023
b
353,701
Michaels Companies, Inc., Term
Loan
523,687
5.000%,  (LIBOR 3M +
4.250%), 4/15/2028
b
522,708
Penn National Gaming, Inc., Term
Loan
217,654
3.000%,  (LIBOR 1M +
2.250%), 10/15/2025
b
217,202

Moderate Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (1.3%)
a
Value
Consumer Cyclical (0.2%) - continued
Raptor Acquisition Corporation,
Term Loan
$ 180,000
4.750%,  (LIBOR 3M +
4.000%), 11/1/2026
b
$ 180,810
Scientific Games International,
Inc., Term Loan
1,193,890
2.837%,  (LIBOR 1M +
2.750%), 8/14/2024
b
1,188,326
Staples, Inc., Term Loan
128,704
4.626%,  (LIBOR 3M +
4.500%), 9/12/2024
b
125,234
226,309
5.126%,  (LIBOR 3M +
5.000%), 4/12/2026
b
217,279
Tenneco, Inc., Term Loan
358,742
3.087%,  (LIBOR 1M +
3.000%), 10/1/2025
b
352,690
Truck Hero, Inc., Term Loan
89,550
4.000%,  (LIBOR 1M +
3.250%), 2/24/2028
b
89,123
Wyndham Hotels & Resorts, Inc.,
Term Loan
237,650
1.837%,  (LIBOR 1M +
1.750%), 5/30/2025
b
235,901
Total 6,342,599
Consumer Non-Cyclical (0.2%)
Adient US, LLC, Term Loan
139,650
3.587%,  (LIBOR 1M +
3.500%), 4/8/2028
b
139,625
Alltech, Inc., Term Loan
253,000
0.000%,  (LIBOR 1M +
4.000%), 10/7/2028
b,c,d,e
253,316
Bausch Health Americas, Inc.,
Term Loan
506,864
3.087%,  (LIBOR 1M +
3.000%), 6/1/2025
b
505,567
Bellring Brands, LLC, Term Loan
345,146
4.750%,  (LIBOR 1M +
4.000%), 10/21/2024
b
346,268
Blue Ribbon, LLC, Term Loan
365,375
6.750%,  (LIBOR 3M +
6.000%), 5/7/2028
b,e
362,635
Chobani, LLC, Term Loan
188,100
4.500%,  (LIBOR 1M +
3.500%), 10/23/2027
b
188,134
City Brewing Company, LLC, Term
Loan
210,000
4.250%,  (LIBOR 3M +
3.500%), 4/5/2028
b
207,507
CNT Holdings I Corporation, Term
Loan
243,775
4.500%,  (LIBOR 3M +
3.750%), 11/8/2027
b
244,080
70,000
7.500%,  (LIBOR 3M +
6.750%), 11/6/2028
b
70,875
Endo Luxembourg Finance
Company I Sarl, Term Loan
577,100
5.750%,  (LIBOR 3M +
5.000%), 3/25/2028
b
561,870
Gainwell Acquisition Corporation,
Term Loan
666,642
4.750%,  (LIBOR 3M +
4.000%), 10/1/2027
b
667,775
Principal
Amount Bank Loans (1.3%)
a
Value
Consumer Non-Cyclical (0.2%) - continued
Global Medical Response, Inc.,
Term Loan
$ 101,063
0.000%,  (LIBOR 3M +
4.250%), 3/14/2025
b
$ 100,529
1,330,000
0.000%,  (LIBOR 1M +
4.250%), 10/2/2025
b,c,d
1,323,589
Herens US Holdco Corporation,
Term Loan
503,738
4.123%,  (LIBOR 2M +
4.000%), 7/2/2028
b
504,297
Mamba Purchaser, Inc., Term Loan
50,000
7.000%,  (LIBOR 1M +
6.500%), 10/14/2029
b
50,312
Ortho-Clinical Diagnostics SA,
Term Loan
352,234
3.080%,  (LIBOR 1M +
3.000%), 6/30/2025
b,c,d
351,942
Petco Health & Wellness
Company, Inc., Term Loan
422,875
4.000%,  (LIBOR 2M +
3.250%), 3/4/2028
b
422,575
PetSmart, LLC, Term Loan
598,500
4.500%,  (LIBOR 3M +
3.750%), 2/12/2028
b
598,715
Precision Medicine Group, LLC,
Delayed Draw
49,615
0.000%,  (LIBOR 1M +
3.000%), 11/20/2027
b,c,d
49,507
Precision Medicine Group, LLC,
Term Loan
377,532
3.750%,  (LIBOR 3M +
3.000%), 11/20/2027
b
376,705
Total 7,325,823
Energy (<0.1%)
Calpine Corporation, Term Loan
466,475
2.590%,  (LIBOR 1M +
2.500%), 12/16/2027
b
464,530
Energizer Holdings, Inc., Term
Loan
129,025
2.750%,  (LIBOR 1M +
2.250%), 12/22/2027
b
128,581
GIP II Blue Holding LP, Term Loan
410,000
5.500%,  (LIBOR 3M +
4.500%), 9/22/2028
b
410,771
Lealand Finance Company BV,
Term Loan
96,926
0.000%,PIK 3.000%, (LIBOR
1M + 4.000%), 6/30/2025
b,f
43,294
Total 1,047,176
Financials (0.1%)
Asurion, LLC, Term Loan
813,850
3.337%,  (LIBOR 1M +
3.250%), 12/23/2026
b
805,329
215,000
5.337%,  (LIBOR 1M +
5.250%), 2/3/2028
b
214,116
425,000
5.337%,  (LIBOR 1M +
5.250%), 1/15/2029
b
422,964
Digicel International Finance, Ltd.,
Term Loan
407,067
3.430%,  (LIBOR 3M +
3.250%), 5/27/2024
b
396,890

Moderate Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (1.3%)
a
Value
Financials (0.1%) - continued
Tiger Acquisition, LLC, Term Loan
$ 179,550
3.750%,  (LIBOR 3M +
3.250%), 6/1/2028
b
$ 178,288
Tronox Finance, LLC, Term Loan
255,392
2.370%,  (LIBOR 3M +
2.250%), 3/11/2028
b
253,319
Total 2,270,906
Technology (0.2%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
420,552
3.629%,  (LIBOR 2M +
3.500%), 8/21/2026
b
413,529
Crown Subsea Communications
Holding, Inc., Term Loan
428,733
5.750%,  (LIBOR 1M +
5.000%), 4/27/2027
b
431,768
Gogo Intermediate Holdings, LLC,
Term Loan
458,850
4.500%,  (LIBOR 3M +
3.750%), 4/30/2028
b
459,043
Gridiron Fiber Corporation, Term
Loan
200,000
0.000%,  (LIBOR 1M +
4.500%), 10/4/2028
b,c,d
194,000
Lummus Technology Holdings V,
LLC, Term Loan
862,008
3.587%,  (LIBOR 1M +
3.500%), 6/30/2027
b
859,258
Prime Security Services Borrower,
LLC, Term Loan
1,124,350
3.500%,  (LIBOR 3M +
2.750%), 9/23/2026
b
1,122,180
Rackspace Technology Global,
Inc., Term Loan
726,350
3.500%,  (LIBOR 3M +
2.750%), 2/9/2028
b
721,040
Redstone Holdco 2 LP, Term Loan
262,220
5.500%,  (LIBOR 3M +
4.750%), 4/27/2028
b,e
251,731
149,515
8.500%,  (LIBOR 3M +
7.750%), 8/6/2029
b
143,909
SS&C Technologies, Inc., Term
Loan
40,487
1.837%,  (LIBOR 1M +
1.750%), 4/16/2025
b
40,040
26,455
1.837%,  (LIBOR 1M +
1.750%), 4/16/2025
b
26,163
Verscend Holding Corporation,
Term Loan
164,588
4.087%,  (LIBOR 1M +
4.000%), 8/27/2025
b
164,793
Zayo Group Holdings, Inc., Term
Loan
780,822
3.087%,  (LIBOR 1M +
3.000%), 3/9/2027
b
768,072
Total 5,595,526
Transportation (0.1%)
AAdvantage Loyalty IP, Ltd., Term
Loan
875,000
5.500%,  (LIBOR 3M +
4.750%), 4/20/2028
b
910,822
Principal
Amount Bank Loans (1.3%)
a
Value
Transportation (0.1%) - continued
Air Canada, Term Loan
$ 189,000
4.250%,  (LIBOR 3M +
3.500%), 8/11/2028
b
$ 190,850
Genesee & Wyoming, Inc., Term
Loan
448,175
2.132%,  (LIBOR 3M +
2.000%), 12/30/2026
b
445,423
Hertz Corporation, Term Loan
144,637
4.000%,  (LIBOR 1M +
3.500%), 6/30/2028
b
144,771
27,327
4.000%,  (LIBOR 1M +
3.500%), 6/30/2028
b
27,352
Mileage Plus Holdings, LLC, Term
Loan
245,000
6.250%,  (LIBOR 3M +
5.250%), 6/20/2027
b
260,773
SkyMiles IP, Ltd., Term Loan
320,000
4.750%,  (LIBOR 3M +
3.750%), 10/20/2027
b
340,621
United Airlines, Inc., Term Loan
273,625
4.500%,  (LIBOR 3M +
3.750%), 4/21/2028
b
277,289
Total 2,597,901
Utilities (<0.1%)
Advanced Drainage Systems, Inc.,
Term Loan
77,556
2.375%,  (LIBOR 1M +
2.250%), 9/24/2026
b
77,621
CQP Holdco LP, Term Loan
648,375
4.250%,  (LIBOR 1M +
3.750%), 6/4/2028
b
647,565
EnergySolutions, LLC, Term Loan
225,260
4.750%,  (LIBOR 3M +
3.750%), 5/11/2025
b
225,260
Exgen Renewables IV, LLC, Term
Loan
165,000
3.500%,  (LIBOR 3M +
2.500%), 12/15/2027
b
165,117
Osmose Utilities Services, Inc.,
Term Loan
115,000
3.750%,  (LIBOR 1M +
3.250%), 6/17/2028
b
114,604
PG&E Corporation, Term Loan
268,055
3.500%,  (LIBOR 3M +
3.000%), 6/23/2025
b
264,956
Total 1,495,123
Total Bank Loans
(cost $45,870,040) 45,955,591
Shares
Registered Investment
Companies ( 42.8% ) Value
Unaffiliated  (0.9%)
1,598 Direxion Daily S&P 500 208,107
293,050 Invesco Senior Loan ETF 6,470,544
35,000 iShares iBoxx $ Investment Grade
Corporate Bond ETF
g
4,671,800
3,768 ProShares Ultra S&P 500
g
515,952
429 ProShares UltraPro QQQ 66,564
28,336 SPDR Bloomberg Short Term High
Yield Bond ETF 773,856

Moderate Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies (42.8%) Value
Unaffiliated  (0.9%)- continued
35,543 SPDR S&P 500 ETF Trust $ 16,323,123
13,922 SPDR S&P Biotech ETF
g
1,737,605
9,204 SPDR S&P Oil & Gas Exploration
ETF
g
978,937
17,500 Vanguard Intermediate-Term
Corporate Bond ETF
g
1,643,075
30,500 Vanguard Short-Term Corporate
Bond ETF 2,497,340
Total 35,886,903
Affiliated  (41.9%)
8,260,499 Thrivent Core Emerging Markets
Debt Fund 80,126,843
1,859,518 Thrivent Core Emerging Markets
Equity Fund 21,998,102
1,052,872 Thrivent Core International Equity
Fund 11,981,679
6,265,372 Thrivent Core Low Volatility Equity
Fund 93,855,280
2,347,282 Thrivent Global Stock Fund, Class
S 77,695,042
9,207,914 Thrivent High Yield Fund, Class S 43,000,960
14,116,763 Thrivent Income Fund, Class S 138,203,112
13,394,631 Thrivent International Allocation
Fund, Class S 163,548,450
15,481,810 Thrivent Large Cap Growth Fund,
Class S 333,942,644
9,522,933 Thrivent Large Cap Value Fund,
Class S 285,687,996
5,520,773 Thrivent Limited Maturity Bond
Fund, Class S 69,837,773
4,392,189 Thrivent Mid Cap Stock Fund,
Class S 182,846,847
1,306,064 Thrivent Small Cap Stock Fund,
Class S 46,704,844
Total 1,549,429,572
Total Registered Investment
Companies (cost $964,621,894) 1,585,316,475
Principal
Amount Long-Term Fixed Income ( 25.6% ) Value
Asset-Backed Securities (1.4%)
510 Asset Backed Trust
$ 850,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
h,i
843,855
Access Group, Inc.
49,940
0.589%,  (LIBOR 1M +
0.500%), 2/25/2036, Ser.
2013-1, Class A
b,h
49,496
Aimco CLO 11, Ltd.
1,350,000
1.504%,  (LIBOR 3M +
1.380%), 10/15/2031, Ser.
2020-11A, Class A1
b,h
1,350,000
Arch Street CLO, Ltd.
550,000
2.432%,  (LIBOR 3M +
2.300%), 10/20/2028, Ser.
2016-2A, Class CR2
b,h
550,124
550,000
3.582%,  (LIBOR 3M +
3.450%), 10/20/2028, Ser.
2016-2A, Class DR2
b,h
548,249
Principal
Amount Long-Term Fixed Income (25.6%) Value
Asset-Backed Securities (1.4%) - continued
Ares CLO, Ltd.
$ 1,000,000
1.522%,  (LIBOR 3M +
1.400%), 10/17/2030, Ser.
2018-28RA, Class A2
b,h
$ 1,000,447
Ares XXXIIR CLO, Ltd.
1,025,000
2.125%,  (LIBOR 3M +
2.000%), 5/15/2030, Ser.
2014-32RA, Class A2BR
b,h
1,025,097
Assurant CLO I, Ltd.
600,000
1.833%,  (LIBOR 3M +
1.700%), 10/20/2034, Ser.
2017-1A, Class BR
b,d,h
600,064
Balboa Bay Loan Funding, Ltd.
600,000
1.882%,  (LIBOR 3M +
1.750%), 1/20/2032, Ser.
2020-1A, Class B
b,h
600,247
Buttermilk Park CLO, Ltd.
1,750,000
1.524%,  (LIBOR 3M +
1.400%), 10/15/2031, Ser.
2018-1A, Class A2
b,h
1,750,780
Carlyle Global Market Strategies
CLO, Ltd.
1,150,000
1.574%,  (LIBOR 3M +
1.450%), 7/15/2031, Ser.
2014-5A, Class A2RR
b,h
1,150,359
CarVal CLO II, Ltd.
850,000
1.632%,  (LIBOR 3M +
1.500%), 4/20/2032, Ser.
2019-1A, Class BR
b,h
850,080
500,000
2.132%,  (LIBOR 3M +
2.000%), 4/20/2032, Ser.
2019-1A, Class CR
b,h
500,022
Cent CLO, LP
300,000
2.424%,  (LIBOR 3M +
2.300%), 10/25/2028, Ser.
2018-27A, Class B
b,h
300,211
Cheniere Corpus Christi Holdings,
LLC
240,000 2.742%,  12/31/2039
h
234,527
CIFC Funding, Ltd.
500,000
1.732%,  (LIBOR 3M +
1.600%), 10/20/2031, Ser.
2020-3A, Class A2
b,h
500,539
CMFT Net Lease Master Issuer,
LLC
571,960
2.090%,  7/20/2051, Ser.
2021-1, Class A1
h
564,103
Colony American Finance Trust
1,045,119
2.835%,  6/15/2052, Ser.
2019-2, Class A
h
1,084,247
Commonbond Student Loan Trust
60,982
0.589%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
b,h
60,688
CoreVest American Finance Trust
1,372,051
2.705%,  10/15/2052, Ser.
2019-3, Class A
h
1,415,283
Credit Suisse Mortgage Trust
1,180,996
1.174%,  7/25/2066, Ser.
2021-NQM6, Class A1
b,h
1,174,895

Moderate Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (25.6%) Value
Asset-Backed Securities (1.4%) - continued
Dewolf Park CLO, Ltd.
$ 850,000
1.574%,  (LIBOR 3M +
1.450%), 10/15/2030, Ser.
2017-1A, Class BR
b,h
$ 850,037
Dryden 36 Senior Loan Fund
700,000
2.174%,  (LIBOR 3M +
2.050%), 4/15/2029, Ser.
2014-36A, Class CR3
b,h
700,389
Dryden Senior Loan Fund
950,000
1.522%,  (LIBOR 3M +
1.400%), 7/18/2030, Ser.
2018-65A, Class A2
b,h
950,986
ECMC Group Student Loan Trust
762,252
1.239%,  (LIBOR 1M +
1.150%), 11/25/2069, Ser.
2020-2A, Class A
b,h
775,463
Flatiron CLO, Ltd.
475,000
1.881%,  (LIBOR 3M +
1.750%), 11/20/2033, Ser.
2020-1A, Class B
b,h
475,605
FRTKL Trust
1,050,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
h
1,032,368
Galaxy XIX CLO, Ltd.
650,000
1.974%,  (LIBOR 3M +
1.850%), 7/24/2030, Ser.
2015-19A, Class BRR
b,h
650,187
Goldentree Loan Management,
Ltd.
850,000
1.525%,  (LIBOR 3M +
1.400%), 11/20/2030, Ser.
2017-2A, Class BR
b,h
849,998
Golub Capital Partners, Ltd.
769,000
1.332%,  (LIBOR 3M +
1.200%), 1/20/2031, Ser.
2015-23A, Class AR
b,h
767,938
Harley Marine Financing, LLC
2,073,837
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
h
2,032,598
Home Partners of America Trust
1,100,000
2.302%,  12/17/2026, Ser.
2021-2, Class B
d,e,h
1,099,989
989,805
2.078%,  9/19/2041, Ser.
2021-1, Class C
h
975,303
Laurel Road Prime Student Loan
Trust
633,675
5.259%,  11/25/2043, Ser.
2018-D, Class A
b,h
655,867
Longfellow Place CLO, Ltd.
1,600,000
1.874%,  (LIBOR 3M +
1.750%), 4/15/2029, Ser.
2013-1A, Class BR3
b,h
1,600,102
425,000
2.424%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,h
425,074
Madison Park Funding XIV, Ltd.
750,000
1.528%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,h
750,253
Principal
Amount Long-Term Fixed Income (25.6%) Value
Asset-Backed Securities (1.4%) - continued
Madison Park Funding, Ltd.
$ 825,000
2.232%,  (LIBOR 3M +
2.100%), 1/20/2029, Ser.
2012-10A, Class CR3
b,h
$ 827,638
Magnetite XII, Ltd.
650,000
1.224%,  (LIBOR 3M +
1.100%), 10/15/2031, Ser.
2015-12A, Class ARR
b,h
650,189
Mello Mortgage Capital
Acceptance
1,128,053
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
b,h
1,138,937
Mercury Financial Credit Card
Master Trust
700,000
1.540%,  3/20/2026, Ser.
2021-1A, Class A
h
701,237
MRA Issuance Trust
1,000,000
1.832%,  (LIBOR 1M +
1.750%), 2/16/2022, Ser.
2021-EBO4, Class A1X
b,h
1,000,405
National Collegiate Trust
319,347
0.384%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,h
314,445
OCP CLO, Ltd.
750,000
2.124%,  (LIBOR 3M +
2.000%), 7/15/2030, Ser.
2017-13A, Class BR
b,h
749,997
Octagon Investment Partners 32,
Ltd.
1,500,000
2.174%,  (LIBOR 3M +
2.050%), 7/15/2029, Ser.
2017-1A, Class CR
b,h
1,500,396
Octagon Investment Partners XVI,
Ltd.
200,000
1.522%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,h
200,170
OZLM IX, Ltd.
525,000
1.682%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,h
526,852
OZLM VIII, Ltd.
1,498,209
1.292%,  (LIBOR 3M +
1.170%), 10/17/2029, Ser.
2014-8A, Class A1RR
b,h
1,498,710
Palmer Square Loan Funding, Ltd.
550,000
1.782%,  (LIBOR 3M +
1.650%), 4/20/2027, Ser.
2019-1A, Class A2
b,h
550,365
Progress Residential Trust
500,000
1.888%,  5/17/2026, Ser.
2021-SFR3, Class B
h
497,520
1,500,000
1.855%,  7/17/2038, Ser.
2021-SFR6, Class C
h
1,478,949
ROC Securities Trust Series
900,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
b,h
894,560
Shackleton CLO, Ltd.
1,150,000
1.274%,  (LIBOR 3M +
1.150%), 7/15/2031, Ser.
2015-7RA, Class AR
b,h
1,150,437

Moderate Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (25.6%) Value
Asset-Backed Securities (1.4%) - continued
SLM Student Loan Trust
$ 129,890
0.489%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
b
$ 127,813
Sound Point CLO XIV, Ltd.
1,050,000
2.174%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2016-3A, Class CR
b,h
1,049,318
Sound Point CLO XV, Ltd.
1,050,000
2.174%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2017-1A, Class CR
b,h
1,049,790
Sound Point CLO XXI, Ltd.
625,000
1.575%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,h
625,231
THL Credit Wind River CLO, Ltd.
375,000
1.562%,  (LIBOR 3M +
1.430%), 10/20/2033, Ser.
2020-1A, Class A
b,h
375,918
Toorak Mortgage Corporation, Ltd.
1,000,000
2.240%,  6/25/2024, Ser.
2021-1, Class A1
h,i
997,390
Upstart Securitization Trust
339,173
1.702%,  11/20/2030, Ser.
2020-3, Class A
*
340,661
VCAT Asset Securitization, LLC
425,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
h,i
422,837
Voya CLO, Ltd.
500,000
1.124%,  (LIBOR 3M +
1.000%), 10/15/2030, Ser.
2012-4A, Class A1R3
b,h
500,035
Whitebox CLO II, Ltd.
500,000
2.374%,  (LIBOR 3M +
2.250%), 10/24/2031, Ser.
2020-2A, Class B
b,h
500,444
Wind River CLO, Ltd.
625,000
1.732%,  (LIBOR 3M +
1.600%), 7/20/2030, Ser.
2013-1A, Class A2RR
b,h
625,143
525,000
2.132%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
b,h
525,143
Total 51,566,000
Basic Materials (0.3%)
Air Products and Chemicals, Inc.
700,000 2.700%,  5/15/2040 711,903
Alcoa Nederland Holding BV
320,000 5.500%,  12/15/2027
h
344,000
BWAY Holding Company
170,000 5.500%,  4/15/2024
h
170,374
Chemours Company
210,000 5.750%,  11/15/2028
h
215,775
Cleveland-Cliffs, Inc.
180,000 5.875%,  6/1/2027 187,200
120,000 4.625%,  3/1/2029
h
124,350
120,000 4.875%,  3/1/2031
h
124,950
Consolidated Energy Finance SA
383,000 5.625%,  10/15/2028
h
381,123
Principal
Amount Long-Term Fixed Income (25.6%) Value
Basic Materials (0.3%) - continued
DowDuPont, Inc.
$ 200,000 4.493%,  11/15/2025 $ 222,511
First Quantum Minerals, Ltd.
390,000 7.500%,  4/1/2025
h
403,650
Freeport-McMoRan, Inc.
230,000 4.125%,  3/1/2028 238,050
270,000 4.250%,  3/1/2030 284,850
105,000 4.625%,  8/1/2030 113,531
Glencore Funding, LLC
43,000 4.125%,  5/30/2023
h
45,128
396,000 4.000%,  3/27/2027
h
427,962
Hecla Mining Company
110,000 7.250%,  2/15/2028 118,387
Hudbay Minerals, Inc.
200,000 4.500%,  4/1/2026
h
199,500
Ingevity Corporation
330,000 3.875%,  11/1/2028
h
324,209
International Flavors and
Fragrances, Inc.
500,000 3.468%,  12/1/2050
h
535,916
International Paper Company
208,000 4.350%,  8/15/2048 260,395
Kinross Gold Corporation
154,000 5.950%,  3/15/2024 169,038
460,000 4.500%,  7/15/2027 517,758
Mercer International, Inc.
190,000 5.125%,  2/1/2029 188,902
Novelis Corporation
90,000 3.250%,  11/15/2026
h
89,775
100,000 4.750%,  1/30/2030
h
104,000
90,000 3.875%,  8/15/2031
h
87,867
OCI NV
173,000 4.625%,  10/15/2025
h
179,920
Olin Corporation
360,000 5.125%,  9/15/2027 373,950
25,000 5.625%,  8/1/2029 27,306
SCIH Salt Holdings, Inc.
210,000 4.875%,  5/1/2028
g,h
205,275
SCIL USA Holdings, LLC
277,000 5.375%,  11/1/2026
d,h
279,252
Sherwin-Williams Company
153,000 3.125%,  6/1/2024 161,041
SPCM SA
227,000 3.375%,  3/15/2030
h
221,893
SunCoke Energy, Inc.
140,000 4.875%,  6/30/2029
h
138,950
Syngenta Finance NV
400,000 5.182%,  4/24/2028
h
447,036
Teck Resources, Ltd.
581,000 6.125%,  10/1/2035 750,681
Unifrax Escrow Issuer Corporation
208,000 5.250%,  9/30/2028
h
207,480
United States Steel Corporation
376,000 6.875%,  3/1/2029
g
402,320
Venator Finance SARL
260,000 5.750%,  7/15/2025
g,h
242,863
WestRock Company
245,000 3.750%,  3/15/2025 263,601
Total 10,492,672

Moderate Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (25.6%) Value
Capital Goods (0.5%)
AECOM
$ 405,000 5.125%,  3/15/2027 $ 447,019
Amsted Industries, Inc.
240,000 5.625%,  7/1/2027
h
249,600
25,000 4.625%,  5/15/2030
h
25,687
Ardagh Packaging Finance plc
330,000 5.250%,  8/15/2027
h
329,175
Boeing Company
710,000 5.930%,  5/1/2060 999,138
350,000 5.040%,  5/1/2027 397,411
338,000 5.150%,  5/1/2030 394,295
600,000 5.705%,  5/1/2040 770,377
Bombardier, Inc.
65,000 7.125%,  6/15/2026
h
68,169
210,000 7.875%,  4/15/2027
h
218,263
190,000 6.000%,  2/15/2028
h
191,662
Brand Industrial Services, Inc.
105,000 8.500%,  7/15/2025
h
104,344
Builders FirstSource, Inc.
140,000 5.000%,  3/1/2030
h
147,875
BWAY Holding Company
210,000 7.250%,  4/15/2025
h
203,326
Carrier Global Corporation
456,000 3.577%,  4/5/2050 494,001
650,000 2.700%,  2/15/2031 663,551
Cintas Corporation No. 2
230,000 3.700%,  4/1/2027 253,500
CNH Industrial NV
210,000 3.850%,  11/15/2027 230,878
Coinbase Global, Inc.
117,000 3.375%,  10/1/2028
h
112,905
Cornerstone Building Brands, Inc.
280,000 6.125%,  1/15/2029
h
290,500
Covanta Holding Corporation
200,000 6.000%,  1/1/2027 206,750
105,000 5.000%,  9/1/2030 104,475
CP Atlas Buyer, Inc.
180,000 7.000%,  12/1/2028
h
174,150
Crown Cork & Seal Company, Inc.
330,000 7.375%,  12/15/2026 405,900
GFL Environmental, Inc.
176,000 4.000%,  8/1/2028
h
171,600
250,000 3.500%,  9/1/2028
h
248,750
H&E Equipment Services, Inc.
388,000 3.875%,  12/15/2028
h
385,090
Howmet Aerospace, Inc.
8,000 6.875%,  5/1/2025 9,270
221,000 3.000%,  1/15/2029 217,685
Ingersoll-Rand Luxembourg
Finance SA
275,000 3.500%,  3/21/2026 295,772
JELD-WEN, Inc.
180,000 6.250%,  5/15/2025
h
189,675
60,000 4.625%,  12/15/2025
h
60,525
55,000 4.875%,  12/15/2027
h
56,925
L3Harris Technologies, Inc.
507,000 3.950%,  5/28/2024 541,346
Lockheed Martin Corporation
304,000 4.500%,  5/15/2036 372,089
78,000 6.150%,  9/1/2036 110,117
Principal
Amount Long-Term Fixed Income (25.6%) Value
Capital Goods (0.5%) - continued
Meritor, Inc.
$ 175,000 4.500%,  12/15/2028
h
$ 174,125
Nesco Holdings II, Inc.
140,000 5.500%,  4/15/2029
h
141,750
New Enterprise Stone and Lime
Company, Inc.
296,000 5.250%,  7/15/2028
h
298,628
Northrop Grumman Corporation
550,000 3.850%,  4/15/2045 639,006
Owens-Brockway Glass Container,
Inc.
170,000 5.875%,  8/15/2023
h
178,925
Pactiv Evergreen Group
180,000 4.375%,  10/15/2028
h
177,525
PGT Innovations, Inc.
236,000 4.375%,  10/1/2029
h
233,935
Raytheon Technologies
Corporation
456,000 4.125%,  11/16/2028 516,790
Republic Services, Inc.
235,000 2.900%,  7/1/2026 247,579
Roper Technologies, Inc.
192,000 4.200%,  9/15/2028 216,954
335,000 1.750%,  2/15/2031 316,325
SRM Escrow Issuer, LLC
370,000 6.000%,  11/1/2028
h
384,800
Standard Industries, Inc.
335,000 4.375%,  7/15/2030
h
335,000
Textron, Inc.
510,000 3.375%,  3/1/2028 546,820
Titan Acquisition, Ltd.
115,000 7.750%,  4/15/2026
h
117,317
TransDigm, Inc.
175,000 6.250%,  3/15/2026
h
182,656
705,000 5.500%,  11/15/2027 721,744
United Rentals North America, Inc.
280,000 4.875%,  1/15/2028 295,554
170,000 4.000%,  7/15/2030 173,449
United Technologies Corporation
375,000 4.450%,  11/16/2038 452,302
400,000 3.750%,  11/1/2046 452,357
Vertiv Group Corporation
88,000 4.125%,  11/15/2028
h
87,450
Victors Merger Corporation
142,000 6.375%,  5/15/2029
h
133,480
Waste Pro USA, Inc.
105,000 5.500%,  2/15/2026
h
103,950
WESCO Distribution, Inc.
310,000 7.250%,  6/15/2028
h
341,902
Total 17,612,118
Collateralized Mortgage Obligations (1.2%)
Alternative Loan Trust
130,986
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 102,367
AMSR Trust
1,500,000
1.877%,  8/17/2038, Ser.
2021-SFR2, Class C
h
1,482,180

Moderate Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (25.6%) Value
Collateralized Mortgage Obligations (1.2%) -
continued
Bellemeade Re, Ltd.
$ 120,041
1.689%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,h
$ 120,041
121,384
1.189%,  (LIBOR 1M +
1.100%), 7/25/2029, Ser.
2019-3A, Class M1A
b,h
121,384
850,000
1.799%,  (SOFR30A +
1.750%), 3/25/2031, Ser.
2021-1A, Class M1A
b,h
852,075
BRAVO Residential Funding Trust
216,124
3.500%,  3/25/2058, Ser.
2019-1, Class A1C
h
220,150
Business Jet Securities, LLC
659,861
2.981%,  11/15/2035, Ser.
2020-1A, Class A
h
663,380
CHL Mortgage Pass-Through Trust
1,683,480
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 1,251,761
CIM Trust
761,187
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
b,h
795,187
Citicorp Mortgage Securities, Inc.
558,775
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 560,413
Countrywide Alternative Loan Trust
158,475
2.737%,  10/25/2035, Ser.
2005-43, Class 4A1
b
153,411
634,397
7.000%,  10/25/2037, Ser.
2007-24, Class A10 318,846
Countrywide Home Loans, Inc.
177,026
5.750%,  4/25/2037, Ser.
2007-3, Class A27 120,995
Credit Suisse Mortgage Trust
792,260
3.850%,  9/25/2057, Ser.
2018-RPL9, Class A1
b,h
819,259
2,079,346
3.433%,  2/25/2060, Ser.
2020-RPL2, Class A12
b,h
2,093,670
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
67,642
6.000%,  11/25/2021, Ser.
2006-AR5, Class 23A 62,837
Federal Home Loan Mortgage
Corporation - REMIC
9,558,586
2.000%,  11/25/2050, Ser.
5038, Class NI
j
1,135,168
201,024
4.000%,  7/15/2031, Ser.
4104, Class KI
j
7,713
351,881
3.000%,  2/15/2033, Ser.
4170, Class IG
j
33,835
892,524
3.000%,  3/15/2033, Ser.
4180, Class PI
j
97,692
Federal National Mortgage
Association - REMIC
1,321,115
3.000%,  12/25/2027, Ser.
2012-137, Class AI
j
70,399
12,427,631
1.500%,  11/25/2035, Ser.
2020-99, Class IG
j
668,788
Flagstar Mortgage Trust
661,675
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,h
679,095
Principal
Amount Long-Term Fixed Income (25.6%) Value
Collateralized Mortgage Obligations (1.2%) -
continued
Foundation Finance Trust
$ 735,072
1.270%,  5/15/2041, Ser.
2021-1A, Class A
h
$ 727,340
FWD Securitization Trust
1,023,007
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
b,h
1,038,881
Genworth Mortgage Insurance
Corporation
1,000,000
2.139%,  (LIBOR 1M +
2.050%), 10/25/2033, Ser.
2021-2, Class M1A
b,h
1,006,720
GS Mortgage-Backed Securities
Trust
391,521
2.625%,  1/25/2059, Ser.
2019-SL1, Class A1
b,h
395,635
GSAA Home Equity Trust
1,534,801
4.518%,  8/25/2034, Ser.
2004-10, Class M2
i
1,610,292
GSR Mortgage Loan Trust
1,136,298
3.027%,  9/25/2034, Ser.
2004-11, Class 2A2
b
1,174,083
J.P. Morgan Mortgage Trust
1,033,348
2.500%,  1/25/2052, Ser.
2021-INV4, Class A2A
b,h
1,040,823
Legacy Mortgage Asset Trust
488,395
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
h,i
490,197
LHOME Mortgage Trust
950,000
2.090%,  6/25/2026, Ser.
2021-RTL2, Class A1
h,i
949,368
900,000
2.090%,  9/25/2026, Ser.
2021-RTL1, Class A1
b,h
897,970
MASTR Alternative Loans Trust
334,081
0.539%,  (LIBOR 1M +
0.450%), 12/25/2035, Ser.
2005-6, Class 2A1
b
47,237
Merrill Lynch Alternative Note
Asset Trust
153,664
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 92,568
MRA Issuance Trust
850,000
1.834%,  (LIBOR 1M +
1.750%), 4/15/2022, Ser.
2021-EBO1, Class A2X
b,e,h
850,000
New York Mortgage Trust
1,000,000
2.239%,  5/25/2026, Ser.
2021-BPL1, Class A1
h,i
997,903
763,088
2.944%,  10/25/2060, Ser.
2020-SP2, Class A1
b,h
762,689
Oak Street Investment
688,810
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
h
691,308
Oaktown Re VII, Ltd.
550,000
1.650%,  (SOFR30A +
1.600%), 4/25/2034, Ser.
2021-2, Class M1A
b,h
550,000
Oaktown Re, Ltd.
1,000,000
1.699%,  (SOFR30A +
1.650%), 10/25/2033, Ser.
2021-1A, Class M1A
b,h
1,003,014

Moderate Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (25.6%) Value
Collateralized Mortgage Obligations (1.2%) -
continued
Palmer Square Loan Funding, Ltd.
$ 1,150,000
1.571%,  (LIBOR 3M +
1.400%), 7/20/2029, Ser.
2021-3A, Class A2
b,h
$ 1,150,547
Preston Ridge Partners Mortgage
Trust, LLC
683,237
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
b,h
684,066
826,555
2.115%,  1/25/2026, Ser.
2021-1, Class A1
b,h
824,851
Pretium Mortgage Credit Partners,
LLC
503,911
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
h,i
502,678
Residential Accredit Loans, Inc.
Trust
258,999
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 254,786
Silver Hill Trust
327,372
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
b,h
331,002
Starwood Mortgage Residential
Trust
114,268
2.718%,  4/25/2060, Ser.
2020-2, Class A1
b,h
115,294
Toorak Mortgage Corporation, Ltd.
679,533
4.458%,  3/25/2022, Ser.
2019-1, Class A1
h,i
681,480
3,301,187
3.721%,  9/25/2022, Ser.
2019-2, Class A1 3,316,392
600,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
h,i
602,362
Vericrest Opportunity Loan
Transferee
624,828
1.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
h,i
623,293
700,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
h,i
696,534
775,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
h,i
770,930
677,017
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
h,i
675,429
550,000
4.826%,  3/27/2051, Ser.
2021-NPL5, Class A2
h,i
546,727
550,000
4.949%,  3/27/2051, Ser.
2021-NPL4, Class A2
h,i
549,840
429,737
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
h,i
429,233
375,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
h,i
372,471
575,000
4.949%,  4/25/2051, Ser.
2021-NPL7, Class A2
h,i
571,528
Verus Securitization Trust
584,962
2.947%,  11/25/2059, Ser.
2019-INV3, Class A2
b,h
599,003
984,006
3.626%,  4/25/2060, Ser.
2020-3, Class A1
b,h
988,046
ZH Trust
840,000
2.253%,  2/18/2027, Ser.
2021-1, Class A
h
839,050
Principal
Amount Long-Term Fixed Income (25.6%) Value
Collateralized Mortgage Obligations (1.2%) -
continued
$ 1,600,000
2.349%,  10/17/2027, Ser.
2021-2, Class A
h
$ 1,599,998
Total 44,482,214
Commercial Mortgage-Backed Securities (0.2%)
AMSR Trust
1,300,000
2.153%,  6/17/2038, Ser.
2021-SFR1, Class B
b,h
1,288,717
1,000,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
b,h
991,341
BBCMS Mortgage Trust
5,678,847
1.852%,  10/15/2053, Ser.
2020-C8, Class XA
b,j
726,471
BFLD Trust
900,000
1.240%,  (LIBOR 1M +
1.150%), 10/15/2035, Ser.
2020-EYP, Class A
b,h
900,564
325,000
1.790%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,h
325,195
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
356,158
3.000%,  3/15/2045, Ser.
4741, Class GA 365,273
GS Mortgage Securities Trust
1,192,335
3.666%,  9/10/2047, Ser.
2014-GC24, Class A4 1,238,176
Morgan Stanley Capital I Trust
5,981,424
1.973%,  7/15/2053, Ser.
2020-HR8, Class XA
b,j
797,815
Total 6,633,552
Communications Services (0.9%)
Altice France SA
110,000 8.125%,  2/1/2027
h
118,250
75,000 5.500%,  1/15/2028
h
75,187
215,000 5.125%,  7/15/2029
h
209,395
296,000 5.500%,  10/15/2029
h
290,145
American Tower Corporation
300,000 3.375%,  10/15/2026 320,588
275,000 2.900%,  1/15/2030 284,340
700,000 2.100%,  6/15/2030 679,811
AT&T, Inc.
306,000 3.500%,  9/15/2053 310,859
700,000 2.300%,  6/1/2027 715,910
725,000 4.350%,  3/1/2029 823,161
859,000 5.250%,  3/1/2037 1,066,928
300,000 4.900%,  8/15/2037 362,729
285,000 5.550%,  8/15/2041 374,969
825,000 3.100%,  2/1/2043 796,704
CCO Holdings, LLC
138,000 5.500%,  5/1/2026
h
142,554
330,000 5.125%,  5/1/2027
h
341,962
285,000 4.750%,  3/1/2030
h
294,262
60,000 4.500%,  8/15/2030
h
61,073
280,000 4.250%,  1/15/2034
h
271,547
Cengage Learning, Inc.
300,000 9.500%,  6/15/2024
h
306,000

Moderate Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (25.6%) Value
Communications Services (0.9%) - continued
Charter Communications
Operating, LLC
$ 129,000 6.834%,  10/23/2055 $ 191,415
300,000 4.500%,  2/1/2024 321,725
430,000 4.200%,  3/15/2028 477,112
650,000 3.500%,  6/1/2041 638,118
625,000 6.484%,  10/23/2045 862,172
Clear Channel Worldwide
Holdings, Inc.
300,000 7.750%,  4/15/2028
h
310,636
Comcast Corporation
355,000 3.950%,  10/15/2025 390,073
575,000 4.250%,  10/15/2030 663,341
130,000 4.400%,  8/15/2035 154,156
410,000 4.750%,  3/1/2044 518,816
250,000 4.600%,  8/15/2045
g
315,159
Consolidated Communications,
Inc.
120,000 5.000%,  10/1/2028
h
121,200
Cox Communications, Inc.
420,000 3.350%,  9/15/2026
h
451,846
Crown Castle International
Corporation
312,000 3.200%,  9/1/2024 328,660
CSC Holdings, LLC
90,000 5.375%,  2/1/2028
h
92,700
544,000 4.125%,  12/1/2030
h
520,880
Cumulus Media New Holdings,
Inc.
170,000 6.750%,  7/1/2026
g,h
176,800
DIRECTV Holdings, LLC
70,000 5.875%,  8/15/2027
h
72,565
Discovery Communications, LLC
390,000 4.900%,  3/11/2026 439,634
DISH DBS Corporation
215,000 7.375%,  7/1/2028 226,019
Entercom Media Corporation
336,000 6.500%,  5/1/2027
g,h
336,840
Front Range BidCo, Inc.
136,000 4.000%,  3/1/2027
h
132,090
131,000 6.125%,  3/1/2028
h
127,861
Frontier Communications
Corporation
150,000 5.875%,  10/15/2027
h
157,125
GCI, LLC
230,000 4.750%,  10/15/2028
h
238,050
Gray Escrow II, Inc.
450,000 5.375%,  11/15/2031
d,h
454,500
Gray Television, Inc.
235,000 4.750%,  10/15/2030
h
231,800
Hughes Satellite Systems
Corporation
200,000 6.625%,  8/1/2026 226,740
iHeartCommunications, Inc.
190,000 4.750%,  1/15/2028
h
191,187
LCPR Senior Secured Financing
DAC
215,000 6.750%,  10/15/2027
h
225,750
Level 3 Financing, Inc.
140,000 4.625%,  9/15/2027
h
143,500
460,000 4.250%,  7/1/2028
h
454,774
Principal
Amount Long-Term Fixed Income (25.6%) Value
Communications Services (0.9%) - continued
NBN Company, Ltd.
$ 725,000 2.625%,  5/5/2031
h
$ 730,402
Netflix, Inc.
310,000 4.875%,  4/15/2028 355,142
300,000 5.875%,  11/15/2028 365,160
272,000 5.375%,  11/15/2029
h
328,081
300,000 4.875%,  6/15/2030
h
352,500
Nexstar Escrow Corporation
340,000 5.625%,  7/15/2027
h
358,700
Omnicom Group, Inc.
156,000 3.600%,  4/15/2026 168,496
210,000 4.200%,  6/1/2030 238,310
Radiate Holdco, LLC
145,000 6.500%,  9/15/2028
h
145,000
Scripps Escrow II, Inc.
105,000 5.375%,  1/15/2031
h
102,769
Scripps Escrow, Inc.
140,000 5.875%,  7/15/2027
h
142,100
Sinclair Television Group, Inc.
330,000 5.500%,  3/1/2030
h
315,562
Sirius XM Radio, Inc.
215,000 5.000%,  8/1/2027
h
224,406
155,000 4.000%,  7/15/2028
h
156,116
125,000 4.125%,  7/1/2030
h
124,442
Sprint Capital Corporation
146,000 6.875%,  11/15/2028 184,608
210,000 8.750%,  3/15/2032 314,318
Sprint Corporation
1,160,000 7.625%,  2/15/2025 1,348,500
Telesat Canada
120,000 4.875%,  6/1/2027
h
107,218
45,000 6.500%,  10/15/2027
h
36,519
Terrier Media Buyer, Inc.
160,000 8.875%,  12/15/2027
h
169,200
T-Mobile USA, Inc.
700,000 2.550%,  2/15/2031 694,654
230,000 2.875%,  2/15/2031 228,563
600,000 4.375%,  4/15/2040 685,451
United States Cellular Corporation
210,000 6.700%,  12/15/2033 261,356
Uniti Group, LP
70,000 4.750%,  4/15/2028
h
70,274
175,000 6.500%,  2/15/2029
h
177,027
Univision Communications, Inc.
200,000 6.625%,  6/1/2027
h
216,362
Verizon Communications, Inc.
456,000 3.700%,  3/22/2061 495,604
150,000
1.225%,  (LIBOR 3M +
1.100%), 5/15/2025
b
153,319
304,000 2.100%,  3/22/2028 304,842
1,192,000 4.272%,  1/15/2036 1,393,292
825,000 2.650%,  11/20/2040 779,499
Viacom, Inc.
228,000 5.850%,  9/1/2043 310,278
Viasat, Inc.
280,000 5.625%,  9/15/2025
h
284,025
VTR Finance NV
190,000 6.375%,  7/15/2028
h
202,531
Walt Disney Company
775,000 2.200%,  1/13/2028 791,165

Moderate Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (25.6%) Value
Communications Services (0.9%) - continued
$ 480,000 2.650%,  1/13/2031 $ 498,802
Ziggo BV
365,000 5.500%,  1/15/2027
h
374,125
105,000 4.875%,  1/15/2030
h
106,772
Total 32,335,108
Consumer Cyclical (1.0%)
1011778 B.C., ULC
320,000 4.375%,  1/15/2028
h
321,677
Allen Media, LLC
207,000 10.500%,  2/15/2028
h
221,749
Allied Universal Holdco, LLC
115,000 6.625%,  7/15/2026
h
120,822
395,000 4.625%,  6/1/2028
h
391,808
100,000 6.000%,  6/1/2029
h
98,413
Allison Transmission, Inc.
275,000 3.750%,  1/30/2031
h
264,344
Amazon.com, Inc.
975,000 3.100%,  5/12/2051 1,045,843
324,000 3.875%,  8/22/2037 381,108
234,000 4.050%,  8/22/2047 287,374
American Axle & Manufacturing,
Inc.
325,000 6.500%,  4/1/2027 339,219
Arko Corporation
147,000 5.125%,  11/15/2029
h
143,487
Ashton Woods USA, LLC
140,000 4.625%,  8/1/2029
h
138,775
Boyd Gaming Corporation
230,000 4.750%,  6/15/2031
h
236,614
Boyne USA, Inc.
185,000 4.750%,  5/15/2029
h
189,162
Brookfield Residential Properties,
Inc.
230,000 6.250%,  9/15/2027
h
239,488
260,000 5.000%,  6/15/2029
h
260,975
Caesars Entertainment, Inc.
115,000 8.125%,  7/1/2027
h
128,806
236,000 4.625%,  10/15/2029
h
237,133
Carnival Corporation
270,000 7.625%,  3/1/2026
h
284,469
335,000 5.750%,  3/1/2027
h
340,863
230,000 4.000%,  8/1/2028
h
230,000
89,000 6.000%,  5/1/2029
d,h
88,944
Cedar Fair, LP
340,000 5.250%,  7/15/2029 352,318
Churchill Downs, Inc.
140,000 4.750%,  1/15/2028
h
144,725
Cinemark USA, Inc.
105,000 5.875%,  3/15/2026
g,h
105,263
Clarios Global, LP
105,000 8.500%,  5/15/2027
h
111,538
Colt Merger Sub, Inc.
338,000 6.250%,  7/1/2025
h
355,525
D.R. Horton, Inc.
500,000 2.600%,  10/15/2025 520,817
Dana, Inc.
250,000 5.625%,  6/15/2028 264,375
Empire Communities Corporation
210,000 7.000%,  12/15/2025
h
217,350
Principal
Amount Long-Term Fixed Income (25.6%) Value
Consumer Cyclical (1.0%) - continued
Expedia Group, Inc.
$ 900,000 3.250%,  2/15/2030 $ 925,291
Ford Motor Company
210,000 9.000%,  4/22/2025 252,525
70,000 9.625%,  4/22/2030 100,844
128,000 7.450%,  7/16/2031 169,440
Ford Motor Credit Company, LLC
260,000 4.063%,  11/1/2024 272,662
570,000 4.134%,  8/4/2025 602,063
420,000 2.700%,  8/10/2026 419,513
Forestar Group, Inc.
140,000 3.850%,  5/15/2026
h
139,999
Gap, Inc.
71,000 3.625%,  10/1/2029
h
69,580
General Motors Company
700,000 6.125%,  10/1/2025 812,427
700,000 6.800%,  10/1/2027 862,867
General Motors Financial
Company, Inc.
152,000 3.950%,  4/13/2024 161,252
136,000 1.200%,  10/15/2024 135,768
300,000 1.500%,  6/10/2026 295,388
Goodyear Tire & Rubber Company
165,000 5.000%,  7/15/2029
h
174,075
105,000 5.250%,  7/15/2031
h
111,741
Guitar Center Escrow Issuer II, Inc.
71,000 8.500%,  1/15/2026
h
75,615
Hanesbrands, Inc.
205,000 4.875%,  5/15/2026
h
219,142
Herc Holdings, Inc.
170,000 5.500%,  7/15/2027
h
177,225
Hilton Domestic Operating
Company, Inc.
380,000 4.875%,  1/15/2030 405,642
Hilton Grand Vacations Borrower
Escrow, LLC
280,000 5.000%,  6/1/2029
h
285,530
Home Depot, Inc.
375,000 5.400%,  9/15/2040 514,749
228,000 4.250%,  4/1/2046 287,001
790,000 3.900%,  6/15/2047 949,434
Hyundai Capital America
480,000 1.000%,  9/17/2024
h
475,288
525,000 1.800%,  1/10/2028
h
505,764
International Game Technology plc
210,000 5.250%,  1/15/2029
h
220,763
KB Home
215,000 4.800%,  11/15/2029 231,663
Kohl's Corporation
760,000 3.375%,  5/1/2031 771,571
425,000 5.550%,  7/17/2045
g
494,360
L Brands, Inc.
360,000 6.625%,  10/1/2030
h
402,750
70,000 6.875%,  11/1/2035 85,046
Landry's, Inc.
220,000 6.750%,  10/15/2024
h
220,550
Lennar Corporation
300,000 4.875%,  12/15/2023 321,630
625,000 4.750%,  5/30/2025 685,938
Lowe's Companies, Inc.
900,000 2.625%,  4/1/2031 920,208

Moderate Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (25.6%) Value
Consumer Cyclical (1.0%) - continued
Macy's Retail Holdings, LLC
$ 210,000 5.875%,  4/1/2029
h
$ 223,794
Magic MergerCo, Inc.
360,000 5.250%,  5/1/2028
h
363,600
Marriott International, Inc.
48,000 5.750%,  5/1/2025 54,404
600,000 4.625%,  6/15/2030 683,252
Mastercard, Inc.
275,000 3.950%,  2/26/2048 336,577
Mattamy Group Corporation
300,000 5.250%,  12/15/2027
h
312,000
McDonald's Corporation
700,000 2.125%,  3/1/2030 701,123
470,000 4.450%,  3/1/2047 586,395
MDC Holdings, Inc.
800,000 2.500%,  1/15/2031 773,901
MGM Resorts International
395,000 6.000%,  3/15/2023 416,812
Nissan Motor Acceptance
Company, LLC
640,000 1.125%,  9/16/2024
h
634,939
Penn National Gaming, Inc.
230,000 4.125%,  7/1/2029
h
224,250
PetSmart, Inc.
280,000 4.750%,  2/15/2028
h
287,700
145,000 7.750%,  2/15/2029
h
156,704
Prime Security Services Borrower,
LLC
605,000 5.750%,  4/15/2026
h
647,138
Real Hero Merger Sub 2, Inc.
160,000 6.250%,  2/1/2029
h
164,400
Realogy Group, LLC
240,000 5.750%,  1/15/2029
h
248,700
Rite Aid Corporation
245,000 7.500%,  7/1/2025
h
245,613
Royal Caribbean Cruises, Ltd.
365,000 9.125%,  6/15/2023
h
396,310
290,000 4.250%,  7/1/2026
h
281,300
110,000 5.500%,  4/1/2028
h
111,925
Scientific Games International, Inc.
310,000 5.000%,  10/15/2025
h
319,157
250,000 7.250%,  11/15/2029
h
282,520
SeaWorld Parks and
Entertainment, Inc.
235,000 5.250%,  8/15/2029
h
239,406
Six Flags Theme Parks, Inc.
225,000 7.000%,  7/1/2025
h
239,063
Staples, Inc.
370,000 7.500%,  4/15/2026
h
373,992
Target Corporation
650,000 2.250%,  4/15/2025 674,276
Tenneco, Inc.
245,000 5.000%,  7/15/2026
g
238,936
Toll Brothers Finance Corporation
600,000 3.800%,  11/1/2029 642,750
Uber Technologies, Inc.
160,000 6.250%,  1/15/2028
h
171,808
ViacomCBS, Inc.
775,000 4.200%,  5/19/2032 882,088
Principal
Amount Long-Term Fixed Income (25.6%) Value
Consumer Cyclical (1.0%) - continued
Visa, Inc.
$ 315,000 2.700%,  4/15/2040 $ 322,924
Vista Outdoor, Inc.
295,000 4.500%,  3/15/2029
h
295,369
Volkswagen Group of America
Finance, LLC
725,000 4.250%,  11/13/2023
h
773,202
Wabash National Corporation
237,000 4.500%,  10/15/2028
h
230,419
Walmart, Inc.
425,000 3.250%,  7/8/2029 470,399
Wyndham Destinations, Inc.
170,000 6.625%,  7/31/2026
h
189,836
Wyndham Hotels & Resorts, Inc.
145,000 4.375%,  8/15/2028
h
149,792
Yum! Brands, Inc.
260,000 4.750%,  1/15/2030
h
277,550
ZF North America Capital, Inc.
185,000 4.750%,  4/29/2025
h
199,106
Total 36,641,718
Consumer Non-Cyclical (1.1%)
Abbott Laboratories
643,000 4.750%,  11/30/2036 821,939
AbbVie, Inc.
325,000 2.950%,  11/21/2026 343,568
200,000 4.500%,  5/14/2035 236,539
600,000 4.300%,  5/14/2036 695,968
325,000 4.850%,  6/15/2044 411,277
450,000 4.875%,  11/14/2048 592,038
Albertson's Companies, Inc.
315,000 3.500%,  3/15/2029
h
310,491
Altria Group, Inc.
65,000 4.400%,  2/14/2026 72,121
608,000 5.800%,  2/14/2039 740,371
Amgen, Inc.
700,000 3.375%,  2/21/2050 737,458
Anheuser-Busch Companies, LLC
800,000 3.650%,  2/1/2026 869,689
480,000 4.700%,  2/1/2036 580,711
Anheuser-Busch InBev Worldwide,
Inc.
650,000 4.750%,  4/15/2058 829,134
495,000 4.375%,  4/15/2038 583,400
195,000 4.600%,  4/15/2048 240,915
Anthem, Inc.
560,000 3.125%,  5/15/2050 575,879
390,000 4.625%,  5/15/2042 478,445
Archer-Daniels-Midland Company
560,000 2.700%,  9/15/2051 567,348
AstraZeneca plc
600,000 3.000%,  5/28/2051 634,690
575,000 1.375%,  8/6/2030 543,774
Bausch Health Companies, Inc.
425,000 5.000%,  2/15/2029
h
389,937
Becton, Dickinson and Company
294,000 3.794%,  5/20/2050 334,754
325,000 3.700%,  6/6/2027 355,087
Bunge, Ltd. Finance Corporation
608,000 2.750%,  5/14/2031 612,473

Moderate Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (25.6%) Value
Consumer Non-Cyclical (1.1%) - continued
Campbell Soup Company
$ 200,000 2.375%,  4/24/2030 $ 199,976
Cargill, Inc.
400,000 3.250%,  5/23/2029
h
432,612
Centene Corporation
360,000 4.250%,  12/15/2027 377,100
115,000 4.625%,  12/15/2029 124,056
400,000 3.000%,  10/15/2030 406,552
600,000 2.625%,  8/1/2031 590,232
Central Garden & Pet Company
305,000 4.125%,  10/15/2030 307,272
Cigna Corporation
605,000 4.800%,  8/15/2038 743,527
Clorox Company
505,000 3.100%,  10/1/2027 538,617
Comcast Corporation
340,000 2.987%,  11/1/2063
h
325,242
Community Health Systems, Inc.
105,000 5.625%,  3/15/2027
h
109,877
140,000 6.000%,  1/15/2029
h
147,350
345,000 6.875%,  4/15/2029
h
354,919
Conagra Brands, Inc.
380,000 4.300%,  5/1/2024 409,228
Constellation Brands, Inc.
360,000 3.600%,  2/15/2028 394,319
275,000 2.875%,  5/1/2030 284,595
CVS Health Corporation
700,000 3.625%,  4/1/2027 763,882
935,000 4.875%,  7/20/2035 1,125,122
DaVita, Inc.
390,000 4.625%,  6/1/2030
h
391,934
Dentsply Sirona, Inc.
440,000 3.250%,  6/1/2030 466,316
Edgewell Personal Care Company
185,000 5.500%,  6/1/2028
h
193,539
Eli Lilly and Company
408,000 2.500%,  9/15/2060 384,113
Encompass Health Corporation
360,000 4.500%,  2/1/2028 366,515
Endo Finance, LLC
110,000 9.500%,  7/31/2027
g,h
109,175
Energizer Holdings, Inc.
240,000 4.750%,  6/15/2028
h
239,700
General Mills, Inc.
375,000 2.875%,  4/15/2030 392,621
H. J. Heinz Company
70,000 5.200%,  7/15/2045 89,029
HCA, Inc.
760,000 5.375%,  2/1/2025 845,500
HLF Financing Sarl, LLC
402,000 4.875%,  6/1/2029
h
404,906
Humana, Inc.
225,000 2.150%,  2/3/2032 217,681
Imperial Brands Finance plc
400,000 3.875%,  7/26/2029
h
427,101
JBS USA Food Company
200,000 5.750%,  1/15/2028
h
208,502
JBS USA, LLC
35,000 6.500%,  4/15/2029
h
38,719
50,000 5.500%,  1/15/2030
h
54,750
Principal
Amount Long-Term Fixed Income (25.6%) Value
Consumer Non-Cyclical (1.1%) - continued
Keurig Dr. Pepper, Inc.
$ 450,000 3.350%,  3/15/2051 $ 475,551
600,000 3.200%,  5/1/2030 636,807
Kimberly-Clark Corporation
420,000 3.100%,  3/26/2030 456,775
390,000 3.900%,  5/4/2047 480,443
Kraft Foods Group, Inc.
176,000 5.000%,  6/4/2042 217,535
Kraft Heinz Foods Company
450,000 4.625%,  1/30/2029 511,884
340,000 3.750%,  4/1/2030 369,566
175,000 4.250%,  3/1/2031 197,649
600,000 4.375%,  6/1/2046 700,380
Mattel, Inc.
265,000 3.375%,  4/1/2026
h
272,613
Molina Healthcare, Inc.
310,000 4.375%,  6/15/2028
h
320,850
Mondelez International, Inc.
225,000 2.750%,  4/13/2030 234,362
Mozart Debt Merger Sub, Inc.
308,000 3.875%,  4/1/2029
h
306,460
294,000 5.250%,  10/1/2029
h
298,410
MPH Acquisition Holdings, LLC
216,000 5.750%,  11/1/2028
g,h
197,013
Mylan, Inc.
575,000 4.550%,  4/15/2028 651,711
Ortho-Clinical Diagnostics, Inc.
160,000 7.250%,  2/1/2028
h
170,400
Par Pharmaceutical, Inc.
240,000 7.500%,  4/1/2027
h
242,100
Pilgrim's Pride Corporation
210,000 3.500%,  3/1/2032
h
210,525
Reynolds American, Inc.
481,000 5.700%,  8/15/2035 570,348
Roche Holdings, Inc.
228,000 4.000%,  11/28/2044
h
278,331
Royalty Pharma plc
525,000 3.550%,  9/2/2050 521,743
Scotts Miracle-Gro Company
325,000 4.500%,  10/15/2029 338,637
SEG Holding, LLC
285,000 5.625%,  10/15/2028
h
299,963
Simmons Foods, Inc.
245,000 4.625%,  3/1/2029
h
247,450
Spectrum Brands, Inc.
195,000 5.000%,  10/1/2029
h
208,163
100,000 5.500%,  7/15/2030
h
108,000
Syneos Health, Inc.
230,000 3.625%,  1/15/2029
h
227,010
Sysco Corporation
775,000 6.600%,  4/1/2040 1,142,961
Teleflex, Inc.
320,000 4.625%,  11/15/2027 331,600
Tenet Healthcare Corporation
58,000 4.625%,  7/15/2024 58,725
705,000 5.125%,  11/1/2027
h
736,725
105,000 6.125%,  10/1/2028
h
110,245
Teva Pharmaceutical Finance
Netherlands III BV
165,000 2.800%,  7/21/2023 166,205

Moderate Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (25.6%) Value
Consumer Non-Cyclical (1.1%) - continued
$ 165,000 3.150%,  10/1/2026 $ 155,513
Thermo Fisher Scientific, Inc.
420,000 4.133%,  3/25/2025 458,313
375,000 2.000%,  10/15/2031 366,999
TreeHouse Foods, Inc.
117,000 4.000%,  9/1/2028
g
111,747
Tyson Foods, Inc.
156,000 3.550%,  6/2/2027 169,712
United Natural Foods, Inc.
210,000 6.750%,  10/15/2028
h
227,325
UnitedHealth Group, Inc.
1,010,000 4.625%,  7/15/2035 1,248,925
VRX Escrow Corporation
599,000 6.125%,  4/15/2025
h
610,093
Zoetis, Inc.
509,000 4.700%,  2/1/2043 647,679
Total 41,316,031
Energy (0.7%)
Antero Resources Corporation
250,000 5.375%,  3/1/2030
h
264,625
Apache Corporation
70,000 4.875%,  11/15/2027 75,950
295,000 4.375%,  10/15/2028 317,075
90,000 5.100%,  9/1/2040 100,858
Archrock Partners, LP
260,000 6.250%,  4/1/2028
h
269,100
BP Capital Markets America, Inc.
450,000 2.939%,  6/4/2051 439,196
350,000 3.543%,  4/6/2027 380,939
Buckeye Partners, LP
265,000 3.950%,  12/1/2026 271,670
Canadian Natural Resources, Ltd.
215,000 2.050%,  7/15/2025 218,268
325,000 2.950%,  7/15/2030 334,941
Cenovus Energy, Inc.
90,000 5.375%,  7/15/2025 101,102
Cheniere Energy Partners, LP
40,000 4.500%,  10/1/2029 42,707
88,000 3.250%,  1/31/2032
h
87,226
Cheniere Energy, Inc.
90,000 4.625%,  10/15/2028 94,383
CNX Resources Corporation
120,000 6.000%,  1/15/2029
h
126,600
Comstock Resources, Inc.
175,000 5.875%,  1/15/2030
h
181,965
ConocoPhillips
390,000 6.500%,  2/1/2039 575,725
Continental Resources, Inc.
100,000 4.375%,  1/15/2028 109,125
145,000 5.750%,  1/15/2031
h
173,637
CQP Holdco, LP
85,000 5.500%,  6/15/2031
h
88,400
Devon Energy Corporation
1,052,000 4.500%,  1/15/2030
h
1,143,443
Diamondback Energy, Inc.
500,000 3.500%,  12/1/2029 532,681
DT Midstream, Inc.
235,000 4.125%,  6/15/2029
h
236,680
Principal
Amount Long-Term Fixed Income (25.6%) Value
Energy (0.7%) - continued
$ 70,000 4.375%,  6/15/2031
h
$ 70,921
Enagas SA
300,000 5.500%,  1/15/2028
h
301,089
Encana Corporation
100,000 6.625%,  8/15/2037 135,876
Endeavor Energy Resources, LP
185,000 5.750%,  1/30/2028
h
194,250
Energean Israel Finance, Ltd.
205,000 4.500%,  3/30/2024
h
209,100
Energy Transfer Operating, LP
920,000 6.000%,  6/15/2048 1,174,698
Energy Transfer Partners, LP
215,000 4.900%,  3/15/2035 244,114
175,000 5.150%,  2/1/2043 197,626
EnLink Midstream Partners, LP
275,000 4.850%,  7/15/2026 286,000
Enterprise Products Operating,
LLC
800,000 3.300%,  2/15/2053 801,691
30,000 5.100%,  2/15/2045 37,671
EQM Midstream Partners, LP
300,000 6.500%,  7/1/2027
h
333,750
EQT Corporation
70,000 3.125%,  5/15/2026
h
70,525
216,000 3.900%,  10/1/2027 230,580
Equinor ASA
390,000 3.000%,  4/6/2027 414,848
Exxon Mobil Corporation
675,000 3.452%,  4/15/2051 748,364
Genesis Energy, LP
100,000 6.500%,  10/1/2025 98,570
105,000 8.000%,  1/15/2027 105,493
Halliburton Company
625,000 2.920%,  3/1/2030
g
645,790
Harvest Midstream, LP
310,000 7.500%,  9/1/2028
h
325,500
Hess Midstream Operations, LP
170,000 5.625%,  2/15/2026
h
176,162
Hilcorp Energy I, LP
255,000 5.750%,  2/1/2029
h
258,825
ITT Holdings, LLC
205,000 6.500%,  8/1/2029
h
205,513
Laredo Petroleum, Inc.
350,000 7.750%,  7/31/2029
g,h
344,750
Magellan Midstream Partners, LP
215,000 5.000%,  3/1/2026 242,648
Marathon Petroleum Corporation
87,000 6.500%,  3/1/2041 120,908
MPLX, LP
350,000 4.875%,  12/1/2024 383,679
740,000 4.875%,  6/1/2025 817,111
Murphy Oil Corporation
170,000 5.875%,  12/1/2027 177,013
Nabors Industries, Ltd.
265,000 7.250%,  1/15/2026
h
257,050
National Fuel Gas Company
575,000 5.500%,  1/15/2026 656,350
Newfield Exploration Company
210,000 5.625%,  7/1/2024 231,220
327,000 5.375%,  1/1/2026 364,175

Moderate Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (25.6%) Value
Energy (0.7%) - continued
NGL Energy Operating, LLC
$ 140,000 7.500%,  2/1/2026
h
$ 141,970
NGL Energy Partners, LP
140,000 7.500%,  11/1/2023 134,400
NuStar Logistics, LP
210,000 5.750%,  10/1/2025 224,700
Oasis Petroleum, Inc.
200,000 6.375%,  6/1/2026
h
211,500
Occidental Petroleum Corporation
80,000 3.450%,  7/15/2024 81,800
250,000 3.400%,  4/15/2026 255,085
95,000 8.500%,  7/15/2027 118,275
555,000 3.500%,  8/15/2029 563,325
130,000 6.450%,  9/15/2036 165,425
238,000 4.400%,  4/15/2046 240,800
ONEOK, Inc.
560,000 2.200%,  9/15/2025 570,584
Ovintiv, Inc.
150,000 7.375%,  11/1/2031 203,117
PBF Holding Company, LLC
115,000 9.250%,  5/15/2025
h
111,550
Pioneer Natural Resources
Company
150,000 4.450%,  1/15/2026 165,573
Precision Drilling Corporation
175,000 6.875%,  1/15/2029
h
180,688
Qatar Petroleum
600,000 3.125%,  7/12/2041
h
605,515
Sabine Pass Liquefaction, LLC
270,000 5.625%,  4/15/2023 285,252
750,000 4.500%,  5/15/2030 854,604
Schlumberger Holdings
Corporation
365,000 4.000%,  12/21/2025
h
397,456
SM Energy Company
105,000 6.500%,  7/15/2028 110,250
Southwestern Energy Company
140,000 5.375%,  2/1/2029
h
147,700
Summit Midstream Holdings, LLC
205,000 8.500%,  10/15/2026
d,h
206,072
Sunoco Logistics Partners
Operations, LP
250,000 4.000%,  10/1/2027 271,521
Sunoco, LP
200,000 5.875%,  3/15/2028 211,712
Targa Resources Partners, LP
130,000 5.375%,  2/1/2027 134,550
165,000 5.000%,  1/15/2028 173,636
55,000 4.875%,  2/1/2031 59,303
Teine Energy, Ltd.
140,000 6.875%,  4/15/2029
h
142,450
Transocean Proteus, Ltd.
77,000 6.250%,  12/1/2024
h
77,770
Transocean, Inc.
140,000 11.500%,  1/30/2027
h
142,800
USA Compression Partners, LP
120,000 6.875%,  4/1/2026 124,050
Venture Global Calcasieu Pass,
LLC
217,000 3.875%,  8/15/2029
h
220,798
125,000 4.125%,  8/15/2031
h
129,369
Principal
Amount Long-Term Fixed Income (25.6%) Value
Energy (0.7%) - continued
Vine Energy Holdings, LLC
$ 140,000 6.750%,  4/15/2029
h
$ 150,325
W&T Offshore, Inc.
91,000 9.750%,  11/1/2023
h
88,384
Weatherford International, Ltd.
235,000 8.625%,  4/30/2030
h
241,385
Western Midstream Operating, LP
200,000 3.950%,  6/1/2025 210,661
110,000 5.500%,  8/15/2048 131,316
Williams Companies, Inc.
420,000 7.500%,  1/15/2031 578,896
Total 26,092,723
Financials (2.2%)
ABN AMRO Bank NV
300,000 4.750%,  7/28/2025
h
329,480
ACE INA Holdings, Inc.
225,000 4.350%,  11/3/2045 287,472
AerCap Ireland Capital DAC
152,000 4.625%,  7/1/2022 155,952
425,000 3.500%,  1/15/2025 446,891
425,000 3.875%,  1/23/2028
g
455,280
265,000 3.400%,  10/29/2033 269,734
Air Lease Corporation
900,000 3.000%,  2/1/2030 910,265
Aircastle, Ltd.
375,000 5.250%,  8/11/2025
h
414,412
575,000 2.850%,  1/26/2028
h
578,967
Alliant Holdings Intermediate, LLC
117,000 6.750%,  10/15/2027
h
120,802
Ally Financial, Inc.
900,000 5.750%,  11/20/2025 1,021,687
600,000 8.000%,  11/1/2031 859,094
Altice Financing SA
100,000 5.750%,  8/15/2029
h
98,375
American Finance Trust, Inc.
177,000 4.500%,  9/30/2028
h
177,000
American Homes 4 Rent, LP
640,000 2.375%,  7/15/2031 630,158
American International Group, Inc.
228,000 4.125%,  2/15/2024 244,120
475,000 3.750%,  7/10/2025 512,202
450,000 3.900%,  4/1/2026 494,105
AmWINS Group, Inc.
140,000 4.875%,  6/30/2029
h
139,563
Ares Capital Corporation
575,000 3.875%,  1/15/2026 609,915
300,000 2.150%,  7/15/2026 297,093
Australia and New Zealand
Banking Group, Ltd.
300,000 2.950%,  7/22/2030
b,h
309,249
Aviation Capital Group, LLC
640,000 5.500%,  12/15/2024
h
710,440
Avolon Holdings Funding, Ltd.
325,000 5.250%,  5/15/2024
h
352,086
130,000 4.250%,  4/15/2026
h
139,704
Banco Santander Mexico SA
425,000 5.375%,  4/17/2025
h
469,625

Moderate Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (25.6%) Value
Financials (2.2%) - continued
Banco Santander SA
$ 600,000
1.241%,  (LIBOR 3M +
1.120%), 4/12/2023
b
$ 607,671
800,000 1.722%,  9/14/2027
b
787,938
Bank of America Corporation
300,000 4.200%,  8/26/2024 324,573
500,000 4.000%,  1/22/2025 538,976
600,000 3.458%,  3/15/2025
b
632,458
325,000 1.734%,  7/22/2027
b
322,908
525,000 3.824%,  1/20/2028
b
572,602
300,000 2.087%,  6/14/2029
b
296,647
625,000 3.974%,  2/7/2030
b
694,562
700,000 2.496%,  2/13/2031
b
702,912
400,000 2.592%,  4/29/2031
b
404,614
600,000 1.922%,  10/24/2031
b
572,238
725,000 4.244%,  4/24/2038
b
848,881
Barclays plc
750,000 4.972%,  5/16/2029
b
866,446
600,000 3.564%,  9/23/2035
b
618,850
BPCE SA
588,000 3.500%,  10/23/2027
h
623,762
Camden Property Trust
500,000 3.150%,  7/1/2029 537,519
CANPACK SA
330,000 3.125%,  11/1/2025
h
331,650
Capital One Financial Corporation
425,000 4.200%,  10/29/2025 464,766
Cascades USA, Inc.
180,000 5.125%,  1/15/2026
h
189,900
Chobani, LLC
335,000 4.625%,  11/15/2028
h
342,537
CIT Group, Inc.
550,000 5.250%,  3/7/2025 603,625
480,000 6.125%,  3/9/2028 568,800
Citigroup, Inc.
408,000 0.981%,  5/1/2025
b
406,203
655,000 4.400%,  6/10/2025 715,415
299,000 1.281%,  11/3/2025
b,d
299,328
304,000 3.200%,  10/21/2026 323,192
450,000 1.462%,  6/9/2027
b
443,310
668,000 3.668%,  7/24/2028
b
722,967
228,000 4.125%,  7/25/2028 253,495
425,000 3.520%,  10/27/2028
b
456,574
324,000 4.650%,  7/23/2048 425,598
CNA Financial Corporation
225,000 3.900%,  5/1/2029 249,096
Coinbase Global, Inc.
117,000 3.625%,  10/1/2031
h
111,442
Commerzbank AG
390,000 8.125%,  9/19/2023
h
436,845
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
432,000 3.950%,  11/9/2022 446,467
686,000 4.625%,  12/1/2023 736,971
Credit Acceptance Corporation
245,000 5.125%,  12/31/2024
h
250,512
Credit Agricole SA
400,000 6.875%,  9/23/2024
b,h,k
441,000
Credit Suisse Group AG
350,000 7.250%,  9/12/2025
b,h,k
388,444
850,000 2.193%,  6/5/2026
b,h
860,348
Principal
Amount Long-Term Fixed Income (25.6%) Value
Financials (2.2%) - continued
Danske Bank AS
$ 350,000 0.976%,  9/10/2025
b,h
$ 347,338
375,000 3.244%,  12/20/2025
b,h
393,444
Deutsche Bank AG
100,000 3.950%,  2/27/2023 103,907
525,000 3.729%,  1/14/2032
b
538,147
Discover Bank
275,000 2.450%,  9/12/2024 284,456
480,000 4.682%,  8/9/2028
b
507,496
Diversified Healthcare Trust
93,000 4.375%,  3/1/2031 89,861
Drawbridge Special Opportunities
Fund, LP
355,000 3.875%,  2/15/2026
h
364,564
Duke Realty, LP
300,000 2.875%,  11/15/2029 314,342
EPR Properties
210,000 4.950%,  4/15/2028 229,928
306,000 3.600%,  11/15/2031 306,748
ERP Operating, LP
75,000 3.375%,  6/1/2025 79,828
Fidelity National Financial, Inc.
500,000 5.500%,  9/1/2022 520,344
First Horizon Bank
150,000 5.750%,  5/1/2030 181,494
First Horizon National Corporation
610,000 4.000%,  5/26/2025 658,793
Fortress Transportation and
Infrastructure Investors, LLC
140,000 6.500%,  10/1/2025
h
144,067
105,000 5.500%,  5/1/2028
h
105,262
FS KKR Capital Corporation
340,000 1.650%,  10/12/2024 335,849
300,000 4.250%,  2/14/2025
h
315,742
775,000 3.400%,  1/15/2026 796,742
GE Capital Funding, LLC
500,000 4.400%,  5/15/2030 584,388
GE Capital International Funding
Company
1,460,000 4.418%,  11/15/2035 1,776,228
Global Net Lease, Inc.
295,000 3.750%,  12/15/2027
h
291,563
Goldman Sachs Group, Inc.
312,000 2.908%,  6/5/2023
b
316,092
250,000 3.625%,  2/20/2024 264,395
952,000 0.925%,  10/21/2024
b
950,981
145,000 1.992%,  1/27/2032
b
138,925
395,000 4.750%,  10/21/2045 516,600
HCP, Inc.
87,000 3.400%,  2/1/2025 92,089
HSBC Holdings plc
725,000 3.803%,  3/11/2025
b
767,520
275,000 3.900%,  5/25/2026 298,791
Icahn Enterprises, LP
220,000 6.375%,  12/15/2025 224,400
70,000 6.250%,  5/15/2026 73,325
205,000 5.250%,  5/15/2027 213,200
ING Groep NV
275,000 4.100%,  10/2/2023 292,371
iStar, Inc.
295,000 4.250%,  8/1/2025 302,375

Moderate Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (25.6%) Value
Financials (2.2%) - continued
J.P. Morgan Chase & Company
$ 500,000 3.875%,  9/10/2024 $ 537,540
300,000 3.125%,  1/23/2025 316,884
300,000 0.824%,  6/1/2025
b
297,666
375,000 1.040%,  2/4/2027
b
364,273
456,000 1.578%,  4/22/2027
b
451,576
575,000 4.203%,  7/23/2029
b
644,887
425,000 2.522%,  4/22/2031
b
430,091
525,000 1.953%,  2/4/2032
b
502,267
720,000 3.882%,  7/24/2038
b
823,387
608,000 3.157%,  4/22/2042
b
634,162
Jefferies Finance, LLC
250,000 5.000%,  8/15/2028
h
253,390
Kimco Realty Corporation
624,000 3.300%,  2/1/2025 660,466
Lloyds Banking Group plc
425,000 2.907%,  11/7/2023
b
434,484
1,100,000 3.870%,  7/9/2025
b
1,176,651
LPL Holdings, Inc.
205,000 4.000%,  3/15/2029
h
209,100
Macquarie Group, Ltd.
544,000 1.201%,  10/14/2025
b,h
540,774
MGM Growth Properties Operating
Partnership, LP
280,000 4.625%,  6/15/2025
h
301,000
120,000 5.750%,  2/1/2027 136,800
Mitsubishi UFJ Financial Group,
Inc.
400,000 0.962%,  10/11/2025
b
397,054
390,000 3.287%,  7/25/2027 418,997
850,000 2.048%,  7/17/2030 827,733
Mizuho Financial Group, Inc.
600,000 1.979%,  9/8/2031
b
574,631
Morgan Stanley
275,000 2.188%,  4/28/2026
b
281,465
450,000 4.350%,  9/8/2026 500,076
468,000 3.591%,  7/22/2028
b
506,001
420,000 3.772%,  1/24/2029
b
461,304
840,000 3.622%,  4/1/2031
b
917,568
445,000 2.802%,  1/25/2052
b
439,824
MPT Operating Partnership, LP
218,000 4.625%,  8/1/2029 230,535
Nasdaq, Inc.
325,000 3.250%,  4/28/2050 332,740
180,000 3.850%,  6/30/2026 198,171
Nationwide Building Society
325,000 3.622%,  4/26/2023
b,h
329,619
Natwest Group plc
290,000 3.032%,  11/28/2035
b
288,561
Navient Corporation
140,000 5.500%,  1/25/2023 146,378
70,000 5.000%,  3/15/2027 71,381
NFP Corporation
115,000 6.875%,  8/15/2028
h
116,833
Nippon Life Insurance Company
450,000 5.100%,  10/16/2044
b,h
491,175
Omega Healthcare Investors, Inc.
494,000 3.625%,  10/1/2029 516,541
375,000 3.375%,  2/1/2031 380,486
OneMain Finance Corporation
105,000 3.500%,  1/15/2027 102,638
Principal
Amount Long-Term Fixed Income (25.6%) Value
Financials (2.2%) - continued
Owl Rock Capital Corporation
$ 150,000 4.250%,  1/15/2026 $ 159,245
650,000 3.400%,  7/15/2026 667,920
Owl Rock Technology Finance
Corporation
150,000 4.750%,  12/15/2025
h
162,111
Park Aerospace Holdings, Ltd.
325,000 4.500%,  3/15/2023
h
338,490
Park Intermediate Holdings, LLC
80,000 4.875%,  5/15/2029
h
81,000
PennyMac Financial Services, Inc.
215,000 4.250%,  2/15/2029
h
202,638
Playtika Holding Corporation
130,000 4.250%,  3/15/2029
h
130,364
Principal Life Global Funding II
500,000 1.250%,  8/16/2026
h
490,449
Prudential Financial, Inc.
375,000 3.700%,  3/13/2051 434,740
Quicken Loans, LLC
215,000 3.625%,  3/1/2029
h
213,388
Radian Group, Inc.
140,000 4.875%,  3/15/2027 152,775
Realty Income Corporation
320,000 4.125%,  10/15/2026 357,197
280,000 1.800%,  3/15/2033 264,061
Regency Centers, LP
550,000 4.125%,  3/15/2028 614,834
Reinsurance Group of America,
Inc.
460,000 4.700%,  9/15/2023 491,589
Royal Bank of Scotland Group plc
675,000 6.000%,  12/29/2025
b,k
746,165
475,000 4.445%,  5/8/2030
b
539,123
Santander UK Group Holdings plc
600,000 1.673%,  6/14/2027
b
589,971
Service Properties Trust
150,000 4.750%,  10/1/2026 148,350
26,000 4.950%,  2/15/2027 25,610
130,000 5.500%,  12/15/2027 135,971
Simon Property Group, LP
800,000 3.800%,  7/15/2050 907,101
Societe Generale SA
234,000 4.750%,  11/24/2025
h
256,333
Spirit Realty, LP
800,000 2.100%,  3/15/2028 785,269
Springleaf Finance Corporation
190,000 6.875%,  3/15/2025 212,088
270,000 7.125%,  3/15/2026 306,450
Sumitomo Mitsui Financial Group,
Inc.
228,000 3.010%,  10/19/2026 241,367
400,000 1.710%,  1/12/2031 378,590
Sumitomo Mitsui Trust Bank, Ltd.
640,000 0.800%,  9/16/2024
h
634,658
Synchrony Financial
85,000 4.250%,  8/15/2024 91,218
350,000 3.950%,  12/1/2027 382,077
Truist Financial Corporation
300,000 1.887%,  6/7/2029
b
296,822

Moderate Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (25.6%) Value
Financials (2.2%) - continued
UBS Group Funding Jersey, Ltd.
$ 228,000 4.125%,  9/24/2025
h
$ 249,110
UDR, Inc.
425,000 2.100%,  8/1/2032 406,690
United Wholesale Mortgage, LLC
225,000 5.500%,  4/15/2029
h
218,813
VEREIT Operating Partnership, LP
535,000 2.850%,  12/15/2032 554,598
VICI Properties, LP
125,000 4.250%,  12/1/2026
h
129,479
70,000 3.750%,  2/15/2027
h
71,925
230,000 4.625%,  12/1/2029
h
245,381
Voya Financial, Inc.
576,000 3.125%,  7/15/2024 608,171
Wells Fargo & Company
304,000 3.450%,  2/13/2023 314,720
500,000 4.125%,  8/15/2023 528,882
285,000 3.000%,  2/19/2025 300,048
750,000 3.000%,  4/22/2026 793,802
304,000 3.000%,  10/23/2026 321,096
775,000 2.393%,  6/2/2028
b
787,685
550,000 4.900%,  11/17/2045 707,266
Welltower, Inc.
450,000 2.050%,  1/15/2029 442,856
Total 80,540,903
Mortgage-Backed Securities (6.7%)
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
20,127,000 1.500%,  11/1/2036
d
20,257,118
16,000,000 2.000%,  11/1/2036
d
16,418,438
25,550,000 2.000%,  12/1/2036
d
26,175,276
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
28,000,000 2.000%,  11/1/2051
d,l
27,999,453
17,200,000 2.500%,  11/1/2051
d
17,664,602
38,300,000 2.000%,  12/1/2051
d
38,219,959
44,768,000 2.500%,  12/1/2051
d,l
45,870,587
1,850,000 3.000%,  11/1/2047
d
1,929,926
25,700,000 3.000%,  12/15/2049
d
26,780,464
Government National Mortgage
Association Conventional 30-Yr.
Pass Through
23,900,000 2.500%,  11/1/2051
d
24,567,986
4,250,000 2.500%,  12/1/2051
d
4,359,985
Total 250,243,794
Technology (0.6%)
Analog Devices, Inc.
700,000 2.950%,  10/1/2051 728,027
Apple, Inc.
85,000 3.000%,  2/9/2024 88,967
260,000 3.000%,  6/20/2027 280,570
920,000 3.750%,  9/12/2047 1,088,579
Applied Materials, Inc.
160,000 3.300%,  4/1/2027 173,596
Baidu, Inc.
560,000 3.425%,  4/7/2030 585,110
Principal
Amount Long-Term Fixed Income (25.6%) Value
Technology (0.6%) - continued
Black Knight InfoServ, LLC
$ 265,000 3.625%,  9/1/2028
h
$ 263,675
Broadcom Corporation
68,000 3.875%,  1/15/2027 73,714
Broadcom, Inc.
275,000 5.000%,  4/15/2030 319,101
75,000 3.469%,  4/15/2034
h
77,376
380,000 3.187%,  11/15/2036
h
373,556
CommScope Technologies
Finance, LLC
236,000 6.000%,  6/15/2025
h
233,600
CommScope, Inc.
185,000 7.125%,  7/1/2028
h
182,456
Dell International, LLC
485,000 6.020%,  6/15/2026 571,494
300,000 8.350%,  7/15/2046 498,532
Fiserv, Inc.
400,000 2.250%,  6/1/2027 406,752
580,000 2.650%,  6/1/2030 589,431
Gartner, Inc.
200,000 3.625%,  6/15/2029
h
201,000
230,000 3.750%,  10/1/2030
h
233,162
Iron Mountain, Inc.
140,000 5.000%,  7/15/2028
h
144,200
255,000 4.875%,  9/15/2029
h
263,440
210,000 5.250%,  7/15/2030
h
219,284
244,000 4.500%,  2/15/2031
h
246,440
Lam Research Corporation
700,000 2.875%,  6/15/2050 714,559
Microchip Technology, Inc.
300,000 0.983%,  9/1/2024
h
296,913
Micron Technology, Inc.
275,000 2.497%,  4/24/2023 282,576
600,000 4.663%,  2/15/2030 684,840
Microsoft Corporation
960,000 3.041%,  3/17/2062 1,032,513
1,360,000 3.700%,  8/8/2046 1,634,879
MSCI, Inc.
210,000 4.000%,  11/15/2029
h
219,450
NCR Corporation
420,000 6.125%,  9/1/2029
h
451,242
NVIDIA Corporation
700,000 3.500%,  4/1/2040 783,002
NXP Funding, LLC
315,000 5.550%,  12/1/2028
h
380,333
304,000 4.300%,  6/18/2029
h
342,323
305,000 2.500%,  5/11/2031
h
303,137
305,000 3.250%,  5/11/2041
h
311,719
Open Text Corporation
275,000 4.125%,  2/15/2030
h
279,565
Oracle Corporation
300,000 3.950%,  3/25/2051 325,482
420,000 3.850%,  7/15/2036 453,797
700,000 3.600%,  4/1/2040 729,507
800,000 4.000%,  7/15/2046 864,192
PTC, Inc.
100,000 3.625%,  2/15/2025
h
101,628
90,000 4.000%,  2/15/2028
h
91,238
Qorvo, Inc.
490,000 3.375%,  4/1/2031
h
506,557

Moderate Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (25.6%) Value
Technology (0.6%) - continued
Rackspace Technology Global,
Inc.
$ 220,000 5.375%,  12/1/2028
g,h
$ 211,750
Seagate HDD Cayman
365,000 3.125%,  7/15/2029
h
350,126
295,000 3.375%,  7/15/2031
h
282,716
Sensata Technologies, Inc.
370,000 3.750%,  2/15/2031
h
364,913
Shift4 Payments, LLC
70,000 4.625%,  11/1/2026
h
72,538
SS&C Technologies, Inc.
475,000 5.500%,  9/30/2027
h
499,938
Switch, Ltd.
250,000 3.750%,  9/15/2028
h
248,750
Teledyne Technologies, Inc.
456,000 2.250%,  4/1/2028 458,556
Texas Instruments, Inc.
540,000 4.150%,  5/15/2048 685,359
Tyco Electronics Group SA
78,000 3.450%,  8/1/2024 82,366
VeriSign, Inc.
150,000 4.750%,  7/15/2027 157,035
Viavi Solutions, Inc.
178,000 3.750%,  10/1/2029
h
176,718
VMware, Inc.
575,000 4.650%,  5/15/2027 651,578
450,000 1.800%,  8/15/2028 438,657
Total 23,312,514
Transportation (0.1%)
Air Canada
55,000 3.875%,  8/15/2026
h
55,688
Air Canada Pass Through Trust
43,783 3.875%,  3/15/2023
h
44,151
American Airlines, Inc.
277,000 11.750%,  7/15/2025
h
343,134
415,000 5.500%,  4/20/2026
h
435,335
50,000 5.750%,  4/20/2029
h
53,813
Avis Budget Car Rental, LLC
215,000 5.375%,  3/1/2029
g,h
226,288
Burlington Northern Santa Fe, LLC
235,000 5.750%,  5/1/2040 329,756
260,000 4.450%,  3/15/2043 325,936
CSX Corporation
420,000 3.800%,  4/15/2050 488,613
Delta Air Lines, Inc.
276,000 7.000%,  5/1/2025
h
322,078
829,000 4.750%,  10/20/2028
h
920,547
Southwest Airlines Company
265,000 4.750%,  5/4/2023 280,422
125,000 5.125%,  6/15/2027 144,233
608,000 2.625%,  2/10/2030 614,127
United Airlines, Inc.
230,000 4.375%,  4/15/2026
h
237,928
230,000 4.625%,  4/15/2029
h
237,125
United Parcel Service, Inc.
560,000 4.450%,  4/1/2030 664,391
Principal
Amount Long-Term Fixed Income (25.6%) Value
Transportation (0.1%) - continued
XPO Logistics, Inc.
$ 125,000 6.250%,  5/1/2025
h
$ 131,681
Total 5,855,246
U.S. Government & Agencies (8.1%)
U.S. Treasury Bonds
6,200,000 1.625%,  11/15/2050 5,750,500
2,055,000 2.250%,  11/15/2027 2,162,326
21,400,000 2.875%,  5/15/2028 23,358,602
5,090,000 5.250%,  11/15/2028 6,392,523
10,000,000 1.625%,  8/15/2029 10,114,844
12,370,000 1.500%,  2/15/2030 12,382,563
750,000 0.875%,  11/15/2030 708,604
9,780,000 1.125%,  2/15/2031 9,433,116
1,175,000 4.375%,  5/15/2040 1,637,656
10,800,000 1.375%,  11/15/2040 9,746,156
560,000 3.000%,  5/15/2042 657,453
15,871,000 2.500%,  5/15/2046 17,493,438
13,950,000 2.875%,  5/15/2049 16,741,635
U.S. Treasury Notes
3,345,000 0.125%,  10/31/2022 3,343,955
19,860,000 2.000%,  11/30/2022 20,251,769
11,300,000 0.125%,  12/31/2022 11,285,434
7,890,000 0.125%,  1/31/2023 7,876,131
5,270,000 2.500%,  3/31/2023 5,430,776
420,000 0.125%,  4/30/2023 418,491
21,720,000 0.125%,  7/31/2023 21,606,309
8,810,000 0.125%,  8/31/2023 8,759,411
1,750,000 0.125%,  10/15/2023 1,737,627
16,750,000 2.500%,  1/31/2024 17,465,146
5,990,000 2.125%,  7/31/2024 6,221,411
10,000,000 1.250%,  8/31/2024 10,145,312
5,740,000 2.250%,  11/15/2024 5,993,816
6,340,000 2.125%,  11/30/2024 6,595,829
700,000 1.375%,  1/31/2025 712,113
4,625,000 0.250%,  8/31/2025 4,492,573
9,100,000 2.625%,  1/31/2026 9,683,324
8,200,000 0.500%,  2/28/2026 7,988,594
23,740,000 2.500%,  2/28/2026 25,146,780
7,450,000 0.500%,  4/30/2027 7,138,322
1,700,000 0.750%,  1/31/2028 1,634,590
Total 300,507,129
Utilities (0.6%)
Ameren Illinois Company
390,000 4.500%,  3/15/2049 511,216
American Water Capital
Corporation
700,000 2.800%,  5/1/2030 728,759
Appalachian Power Company
155,000 3.300%,  6/1/2027 166,670
Berkshire Hathaway Energy
Company
265,000 4.500%,  2/1/2045 327,995
Calpine Corporation
385,000 4.500%,  2/15/2028
h
390,009
CenterPoint Energy Resources
Corporation
400,000 1.750%,  10/1/2030 382,616
CenterPoint Energy, Inc.
375,000 2.500%,  9/1/2024 388,585
355,000 4.250%,  11/1/2028 401,565

Moderate Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (25.6%) Value
Utilities (0.6%) - continued
CMS Energy Corporation
$ 228,000 2.950%,  2/15/2027 $ 238,570
Commonwealth Edison Company
290,000 3.700%,  3/1/2045 333,002
Consolidated Edison Company of
New York, Inc.
825,000 4.125%,  5/15/2049 977,456
Consolidated Edison, Inc.
114,000 4.500%,  12/1/2045 138,589
Consumers Energy Company
475,000 4.350%,  4/15/2049 606,198
DTE Electric Company
215,000 3.700%,  3/15/2045 245,153
245,000 3.700%,  6/1/2046 280,061
Duke Energy Carolinas, LLC
585,000 3.700%,  12/1/2047 665,785
Duke Energy Corporation
304,000 3.750%,  9/1/2046 330,814
Duke Energy Florida, LLC
210,000 3.200%,  1/15/2027 225,960
Duke Energy Indiana, LLC
310,000 3.750%,  5/15/2046 355,567
Edison International
525,000 5.750%,  6/15/2027 601,928
Enel Finance International NV
450,000 1.875%,  7/12/2028
h
441,511
Exelon Corporation
515,000 4.700%,  4/15/2050 663,205
120,000 5.100%,  6/15/2045 159,612
459,000 4.450%,  4/15/2046 567,895
FirstEnergy Corporation
100,000 3.350%,  7/15/2022 100,750
ITC Holdings Corporation
84,000 4.050%,  7/1/2023 87,656
152,000 5.300%,  7/1/2043 201,864
Jersey Central Power & Light
Company
275,000 2.750%,  3/1/2032
h
281,084
Mississippi Power Company
310,000 3.950%,  3/30/2028 345,509
National Rural Utilities Cooperative
Finance Corporation
250,000 3.900%,  11/1/2028 279,747
525,000 3.700%,  3/15/2029 585,596
NextEra Energy Operating
Partners, LP
345,000 3.875%,  10/15/2026
h
366,994
NiSource Finance Corporation
435,000 5.650%,  2/1/2045 607,274
NiSource, Inc.
600,000 3.600%,  5/1/2030 653,450
NRG Energy, Inc.
365,000 3.375%,  2/15/2029
h
355,875
105,000 5.250%,  6/15/2029
h
111,825
Pacific Gas and Electric Company
592,000 4.950%,  7/1/2050 655,239
365,000 3.300%,  12/1/2027 373,703
616,000 4.550%,  7/1/2030 671,026
304,000 3.250%,  6/1/2031 304,911
PG&E Corporation
140,000 5.000%,  7/1/2028 145,600
Principal
Amount Long-Term Fixed Income (25.6%) Value
Utilities (0.6%) - continued
PPL Electric Utilities Corporation
$ 234,000 3.950%,  6/1/2047 $ 281,745
Public Service Electric & Gas
Company
390,000 3.000%,  5/15/2027 418,884
San Diego Gas and Electric
Company
540,000 4.150%,  5/15/2048 656,455
South Carolina Electric & Gas
Company
485,000 5.100%,  6/1/2065 713,203
Southern California Edison
Company
320,000 4.000%,  4/1/2047 355,760
Southern Company
424,000 3.250%,  7/1/2026 451,494
Southern Company Gas Capital
Corporation
390,000 4.400%,  5/30/2047 465,298
Southwestern Electric Power
Company
110,000 3.900%,  4/1/2045 122,721
Suburban Propane Partners, LP
260,000 5.875%,  3/1/2027 269,425
85,000 5.000%,  6/1/2031
h
87,125
Talen Energy Supply, LLC
160,000 7.625%,  6/1/2028
h
152,800
TerraForm Power Operating, LLC
355,000 5.000%,  1/31/2028
h
378,075
Virginia Electric and Power
Company
375,000 4.600%,  12/1/2048 489,100
Vistra Operations Company, LLC
290,000 5.000%,  7/31/2027
h
297,250
Total 21,396,159
Total Long-Term Fixed Income
(cost $925,667,539) 949,027,881
Shares Common Stock ( 20.6% ) Value
Communications Services (0.9%)
2,111 Alphabet, Inc., Class A
m
6,250,502
1,450 Alphabet, Inc., Class C
m
4,299,844
13,774 AMC Networks, Inc.
m
548,067
140,507 AT&T, Inc. 3,549,207
3,755 Audacy, Inc.
m
12,129
6,636 Cars.com, Inc.
m
86,401
44,445 Comcast Corporation 2,285,806
22,852 Discovery, Inc., Class A
g,m
535,651
5,405 Discovery, Inc., Class C
m
121,937
6,787 DISH Network Corporation
m
278,742
1,778 E.W. Scripps Company 33,071
8,983 Electronic Arts, Inc. 1,259,866
8,652 Facebook, Inc.
m
2,799,528
2,584 Gray Television, Inc. 60,569
2,275 Hemisphere Media Group, Inc.
m
25,139
739 Liberty Global plc, Class A
m
21,239
4,822 Lions Gate Entertainment
Corporation, Class B
m
54,585
3,674 Live Nation Entertainment, Inc.
m
371,625
55,507 Lumen Technologies, Inc.
g
658,313
18,481 Match Group, Inc.
m
2,786,565
2,853 Nexstar Broadcasting Group, Inc. 427,750

Moderate Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (20.6%) Value
Communications Services (0.9%) - continued
8,594 Omnicom Group, Inc. $ 585,079
32,208 QuinStreet, Inc.
m
450,912
2,650 Skillz, Inc.
g,m
29,627
13,146 Telephone & Data Systems, Inc. 246,356
6,600 Twitter, Inc.
m
353,364
477 United States Cellular Corporation
m
14,582
60,505 Verizon Communications, Inc. 3,206,160
1,031 ViacomCBS, Inc. 37,343
551 Walt Disney Company
m
93,158
618 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
e,m
12,051
2,509 Zillow Group, Inc.
m
265,251
15,211 ZoomInfo Technologies, Inc.
m
1,022,483
Total 32,782,902
Consumer Discretionary (2.4%)
697 Adient plc
m
29,009
1,658 Amazon.com, Inc.
m
5,591,489
31,123 American Axle & Manufacturing
Holdings, Inc.
m
282,597
22,377 Aptiv plc
m
3,868,760
743 AutoZone, Inc.
m
1,326,136
14,117 Bally's Corporation
m
646,700
3,560 Bed Bath & Beyond, Inc.
g,m
49,982
435 Big Lots, Inc. 19,249
4,065 BJ's Restaurants, Inc.
m
135,446
1,078 Brunswick Corporation 100,351
5,414 Burlington Stores, Inc.
m
1,495,834
15,711 Caesars Entertainment, Inc.
m
1,719,726
1,465 Caleres, Inc. 33,783
770 Carvana Company
m
233,449
10,791 Cedar Fair, LP
m
501,458
1,225 Cheesecake Factory, Inc.
m
49,784
8,548 Chegg, Inc.
m
508,093
14,601 Chewy, Inc.
g,m
1,106,756
19,140 Chico's FAS, Inc.
m
104,504
1,432 Chipotle Mexican Grill, Inc.
m
2,547,571
8,402 Choice Hotels International, Inc. 1,181,489
236 Churchill Downs, Inc. 54,280
4,281 Cimpress plc
m
382,379
19,974 Clarus Corporation 550,883
50,096 Cooper-Standard Holdings, Inc.
m
1,299,490
1,716 Cracker Barrel Old Country Store,
Inc. 228,520
9,779 Culp, Inc. 129,376
9,144 D.R. Horton, Inc. 816,285
2,882 Dana, Inc. 63,952
10,282 Darden Restaurants, Inc. 1,482,047
1,728 Deckers Outdoor Corporation
m
683,096
1,393 Dick's Sporting Goods, Inc. 173,025
2,283 Dorman Products, Inc.
m
238,300
54,893 Duluth Holdings, Inc.
m
786,617
13,966 Emerald Holding, Inc.
m
56,562
131,256 Everi Holdings, Inc.
m
3,150,144
1,835 Expedia Group, Inc.
m
301,692
19,319 Farfetch, Ltd.
m
757,498
12,500 Five Below, Inc.
m
2,466,250
5,037 Foot Locker, Inc. 240,114
808 Fox Factory Holding Corporation
m
130,048
23,287 Gap, Inc. 528,382
1,817 Garmin, Ltd. 260,921
37,524 Gentex Corporation 1,327,974
5,614 G-III Apparel Group, Ltd.
m
160,897
5,143 Goodyear Tire & Rubber
Company
m
98,334
Shares Common Stock (20.6%) Value
Consumer Discretionary (2.4%) - continued
15,632 GoPro, Inc.
m
$ 134,591
69 Graham Holdings Company 40,424
2,024 Grand Canyon Education, Inc.
m
161,313
504 Group 1 Automotive, Inc. 90,619
2,148 GrowGeneration Corporation
m
45,280
5,343 Guess ?, Inc. 110,654
11,450 Hanesbrands, Inc. 195,108
9,063 Harley-Davidson, Inc. 330,709
8,854 Home Depot, Inc. 3,291,386
1,021 Jack in the Box, Inc. 101,028
2,555 KB Home 102,583
26,839 Kohl's Corporation 1,302,497
8,425 Lear Corporation 1,447,836
21,134 Leggett & Platt, Inc. 990,128
5,632 Lithia Motors, Inc. 1,797,847
13,266 Lowe's Companies, Inc. 3,101,856
1,454 Lululemon Athletica, Inc.
m
677,579
5,632 M.D.C. Holdings, Inc. 275,855
30,784 Magnite, Inc.
m
832,092
79 Marriott Vacations Worldwide
Corporation 12,420
5,803 McDonald's Corporation 1,424,927
10,365 Miller Industries, Inc. 374,591
2,989 Mohawk Industries, Inc.
m
529,681
3,055 NIKE, Inc. 511,071
17,752 Nordstrom, Inc.
g,m
510,015
22,012 Norwegian Cruise Line Holdings,
Ltd.
g,m
566,149
528 NVR, Inc.
m
2,584,454
11,179 Ollie's Bargain Outlet Holdings,
Inc.
g,m
756,371
7,420 Papa John's International, Inc. 920,674
7,940 Penn National Gaming, Inc.
m
568,504
19,173 Planet Fitness, Inc.
m
1,525,212
752 Pool Corporation 387,400
1,251 Poshmark, Inc.
m
30,437
1,570 Purple Innovation, Inc.
m
30,301
1,859 PVH Corporation
m
203,244
66,540 Qurate Retail, Inc. 694,678
3,161 Revolve Group, Inc.
m
237,201
459 RH
m
302,770
13,410 Ross Stores, Inc. 1,518,012
6,756 Ruth's Hospitality Group, Inc.
m
130,661
21,524 Skyline Corporation
m
1,362,900
6,051 Sleep Number Corporation
m
534,545
13,779 Sony Group Corporation ADR 1,595,470
13,956 Stoneridge, Inc.
m
264,885
29,473 Tapestry, Inc. 1,148,858
5,082 Target Corporation 1,319,389
33,328 Taylor Morrison Home
Corporation
m
1,017,504
4,975 Tenneco, Inc.
m
66,018
2,730 Tesla, Inc.
m
3,041,220
1,352 Thor Industries, Inc. 137,850
75,932 ThredUp, Inc.
m
1,643,168
14,373 Toll Brothers, Inc. 864,823
1,487 TopBuild Corporation
m
382,114
13,697 Tri Pointe Homes, Inc.
m
331,330
11,455 TripAdvisor, Inc.
m
377,671
3,315 Tupperware Brands Corporation
m
73,726
3,078 Ulta Beauty, Inc.
m
1,130,734
1,972 Urban Outfitters, Inc.
m
62,966
1,877 Vail Resorts, Inc. 647,021
1,190 Wayfair, Inc.
g,m
296,429

Moderate Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (20.6%) Value
Consumer Discretionary (2.4%) - continued
7,336 Weight Watchers International,
Inc.
m
$ 127,353
496 Williams-Sonoma, Inc. 92,122
5,673 Wingstop, Inc. 978,422
3,002 Wolverine World Wide, Inc. 99,576
6,321 Workhorse Group, Inc.
g,m
42,540
20,240 Wyndham Hotels & Resorts, Inc. 1,709,673
7,965 Yum! Brands, Inc. 995,147
10,220 Zumiez, Inc.
m
415,954
Total 87,506,798
Consumer Staples (0.6%)
3,519 Altria Group, Inc. 155,223
3,658 BJ's Wholesale Club Holdings,
Inc.
m
213,774
42 Casey's General Stores, Inc. 8,045
1,173 Church & Dwight Company, Inc. 102,473
10,315 Colgate-Palmolive Company 785,900
4,869 Costco Wholesale Corporation 2,393,308
27,463 Coty, Inc.
m
232,886
6,272 Darling Ingredients, Inc.
m
530,109
45,770 e.l.f. Beauty, Inc.
m
1,478,829
9,006 Hain Celestial Group, Inc.
m
404,099
1,401 Hershey Company 245,665
1,402 Ingredion, Inc. 133,512
3,429 John B. Sanfilippo & Son, Inc. 289,750
3,888 Kimberly-Clark Corporation 503,457
39,276 Lamb Weston Holdings, Inc. 2,217,130
1,078 Medifast, Inc. 211,579
4,562 Molson Coors Beverage Company 201,139
13,512 Monster Beverage Corporation
m
1,148,520
43,864 Philip Morris International, Inc. 4,146,903
41,828 Primo Water Corporation 665,065
9,089 Procter & Gamble Company 1,299,636
917 Seneca Foods Corporation
m
47,345
14,455 Sprouts Farmers Markets, Inc.
m
320,034
8,665 Sysco Corporation 666,339
41,729 Turning Point Brands, Inc. 1,592,796
3,049 US Foods Holding Corporation
m
105,709
18,631 Walmart, Inc. 2,783,844
Total 22,883,069
Energy (0.7%)
32,225 Antero Midstream Corporation 342,874
31,343 Antero Resources Corporation
m
622,785
79,145 APA Corporation 2,074,390
29,363 Archrock, Inc. 240,483
940 Bonanza Creek Energy, Inc. 52,772
31,941 BP plc ADR 919,581
609 Callon Petroleum Company
m
31,504
25,862 Centennial Resource
Development, Inc.
m
186,206
10,985 ChampionX Corporation
m
288,137
3,724 Chevron Corporation 426,361
11,263 CNX Resources Corporation
m
164,552
19,175 ConocoPhillips 1,428,346
12,302 Continental Resources, Inc.
g
600,461
8,739 Core Laboratories NV 227,301
66,989 Devon Energy Corporation 2,684,919
12,606 Diamondback Energy, Inc. 1,351,237
688 Dril-Quip, Inc.
m
16,209
842 DT Midstream, Inc. 40,382
28,431 EnLink Midstream, LLC 223,183
44,318 Enterprise Products Partners, LP 1,005,132
Shares Common Stock (20.6%) Value
Energy (0.7%) - continued
10,045 EOG Resources, Inc. $ 928,761
6,279 Equitrans Midstream Corporation 64,737
4,717 Exterran Corporation
m
20,189
3,724 Exxon Mobil Corporation 240,086
35,158 Halliburton Company 878,598
15,885 Helix Energy Solutions Group,
Inc.
m
60,045
23,106 Helmerich & Payne, Inc. 717,210
8,305 HollyFrontier Corporation 280,709
17,666 Kinder Morgan, Inc. 295,906
3,101 Magnolia Oil & Gas Corporation 64,749
93,815 Marathon Oil Corporation 1,531,061
11,264 Marathon Petroleum Corporation 742,636
3,487 Matador Resources Company 145,931
26,818 Nine Energy Service, Inc.
m
49,882
2,303 Northern Oil and Gas, Inc. 53,338
42,397 NOV, Inc.
m
594,406
2,078 Oceaneering International, Inc.
m
28,261
12,164 Peabody Energy Corporation
m
144,630
7,423 Pioneer Natural Resources
Company 1,387,953
30,480 ProPetro Holding Corporation
m
292,303
2,787 Ranger Oil Corporation, Class A
m
92,083
7,739 RPC, Inc.
m
41,713
12,894 Schlumberger, Ltd. 415,960
24,792 SM Energy Company 850,861
145,484 Southwestern Energy Company
m
709,962
28,036 Talos Energy, Inc.
m
363,627
5,525 Targa Resources Corporation 302,052
102,949 TechnipFMC plc
m
758,734
136 Texas Pacific Land Corporation 173,219
66,714 Transocean, Ltd.
g,m
235,500
3,108 Valero Energy Corporation 240,342
2,648 World Fuel Services Corporation 80,843
Total 25,713,102
Financials (3.3%)
32,903 Air Lease Corporation 1,317,765
1,647 Alleghany Corporation
m
1,072,823
863 Allegiance Bancshares, Inc. 33,804
10,430 Ally Financial, Inc. 497,928
10,130 American Equity Investment Life
Holding Company 322,843
1,980 American Express Company 344,084
6,723 American Financial Group, Inc. 914,597
1,157 Ameriprise Financial, Inc. 349,564
12,193 Ameris Bancorp 638,791
16,747 Annaly Capital Management, Inc. 141,680
19,629 Apollo Commercial Real Estate
Finance, Inc. 297,183
28,736 Arch Capital Group, Ltd.
m
1,201,740
6,848 Arthur J. Gallagher & Company 1,148,204
5,150 Artisan Partners Asset
Management, Inc. 255,131
19,077 Assured Guaranty, Ltd. 1,060,300
85,757 Bank of America Corporation 4,097,469
544 Bank of Marin Bancorp 20,732
11,265 Bank of N.T. Butterfield & Son, Ltd. 404,414
10,535 Bank of New York Mellon
Corporation 623,672
9,707 BankFinancial Corporation 110,563
13,559 BankUnited, Inc. 549,953
12,990 Banner Corporation 750,302
6,372 Berkshire Hathaway, Inc.
m
1,828,828
2,906 BlackRock, Inc. 2,741,695

Moderate Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (20.6%) Value
Financials (3.3%) - continued
4,268 Blackstone Mortgage Trust, Inc. $ 140,417
26,447 Bridgewater Bancshares, Inc.
m
478,426
8,885 Brighthouse Financial, Inc.
m
446,294
2,904 BrightSpire Capital, Inc. 28,488
7,653 Brookline Bancorp, Inc. 122,831
3,697 Brown & Brown, Inc. 233,318
23,514 Byline Bancorp, Inc. 605,721
4,085 Cadence Bank 118,547
6,212 Capital One Financial Corporation 938,198
7,008 Cboe Global Markets, Inc. 924,636
21,664 Central Pacific Financial
Corporation 595,543
25,681 Charles Schwab Corporation 2,106,612
15,143 Chimera Investment Corporation 236,382
7,672 Chubb, Ltd. 1,498,955
4,155 Cincinnati Financial Corporation 504,583
32,815 Citigroup, Inc. 2,269,485
23,279 Citizens Financial Group, Inc. 1,102,959
3,204 CME Group, Inc. 706,642
6,292 CNO Financial Group, Inc. 151,889
197 Coinbase Global, Inc.
m
62,926
23,856 Columbia Banking System, Inc. 814,205
13,126 Comerica, Inc. 1,116,891
14,536 Community Trust Bancorp, Inc. 634,933
25,109 Customers Bancorp, Inc.
m
1,338,059
134 Diamond Hill Investment Group,
Inc. 29,059
187 Dime Community Bancshares, Inc. 6,672
6,354 Discover Financial Services 720,035
3,379 East West Bancorp, Inc. 268,563
5,946 Ellington Residential Mortgage
REIT 72,184
5,537 Enova International, Inc.
m
179,620
14,033 Enterprise Financial Services
Corporation 659,832
35,252 Equitable Holdings, Inc. 1,180,942
14,856 Essent Group, Ltd. 713,088
66,886 F.N.B. Corporation 779,222
1,524 FactSet Research Systems, Inc. 676,488
702 Federal Agricultural Mortgage
Corporation 88,515
3,628 Federated Hermes, Inc. 120,849
11,517 Financial Institutions, Inc. 367,623
146 First American Financial
Corporation 10,678
71,392 First Bancorp 974,501
19,540 First Busey Corporation 498,075
1,525 First Commonwealth Financial
Corporation 23,333
9,705 First Financial Corporation 415,859
68,792 First Horizon Corporation 1,167,400
749 First Mid-Illinois Bancshares, Inc. 32,267
1,430 First of Long Island Corporation 28,786
1,318 First Republic Bank 285,123
5,247 Flushing Financial Corporation 126,033
43,137 Franklin Resources, Inc. 1,358,384
61,956 Fulton Financial Corporation 997,492
6,410 Glacier Bancorp, Inc. 354,409
11,036 Granite Point Mortgage Trust, Inc. 147,882
14,933 Great Southern Bancorp, Inc. 842,669
12,861 Hamilton Lane, Inc. 1,344,103
31,477 Hancock Whitney Corporation 1,557,482
25,862 Hanmi Financial Corporation 573,878
10,348 Hanover Insurance Group, Inc. 1,303,848
34,821 Heartland Financial USA, Inc. 1,745,229
Shares Common Stock (20.6%) Value
Financials (3.3%) - continued
1,687 Heritage Commerce Corporation $ 20,227
3,977 Heritage Financial Corporation 98,789
9,724 HomeStreet, Inc. 458,584
11,915 Hometrust Bancshares, Inc. 362,216
115,188 Hope Bancorp, Inc. 1,680,593
16,939 Horizon Bancorp, Inc. 323,027
3,904 Houlihan Lokey, Inc. 437,560
23,831 Independent Bank Corporation 536,912
1,707 International Bancshares
Corporation 72,377
58,600 Invesco Mortgage Capital, Inc. 184,004
32,631 Invesco, Ltd. 829,154
25,736 J.P. Morgan Chase & Company 4,372,289
699 Jefferies Financial Group, Inc. 30,057
14,365 Kinsale Capital Group, Inc. 2,688,410
3,016 Ladder Capital Corporation 36,192
7,457 Lakeland Bancorp, Inc. 134,077
10,956 Lincoln National Corporation 790,475
2,256 LPL Financial Holdings, Inc. 370,029
6,767 Marsh & McLennan Companies,
Inc. 1,128,736
3,380 Mercantile Bank Corporation 116,171
436 Merchants Bancorp 19,371
62,516 MFA Financial, Inc. 281,947
10,390 Midland States Bancorp, Inc. 266,607
20,927 MidWestOne Financial Group, Inc. 656,061
3,961 Moody's Corporation 1,600,838
21,660 Morgan Stanley 2,226,215
3,248 MSCI, Inc. 2,159,530
13,756 Navient Corporation 270,993
17,631 NMI Holdings, Inc.
m
428,081
4,665 Northern Trust Corporation 573,982
6,630 OceanFirst Financial Corporation 146,987
8,476 OFG Bancorp 219,528
317 Old National Bancorp 5,414
7,713 Old Second Bancorp, Inc. 104,434
414 Peapack-Gladstone Financial
Corporation 13,890
1,136 Peoples Bancorp, Inc. 36,307
34,482 Popular, Inc. 2,808,214
8,550 Premier Financial Corporation 272,574
4,232 Primerica, Inc. 711,992
8,834 QCR Holdings, Inc. 487,107
66,383 Radian Group, Inc. 1,584,562
14,243 Raymond James Financial, Inc. 1,404,217
128 Ready Capital Corporation 1,980
7,502 Reinsurance Group of America,
Inc. 885,836
5,038 RenaissanceRe Holdings, Ltd. 714,388
5,483 S&P Global, Inc. 2,599,819
828 S&T Bancorp, Inc. 25,304
40 Safety Insurance Group, Inc. 3,136
28,737 Seacoast Banking Corporation of
Florida 1,046,889
18,579 SEI Investments Company 1,171,220
2,725 Selective Insurance Group, Inc. 213,558
6,331 Signature Bank 1,885,498
15,920 Starwood Property Trust, Inc. 405,482
19,144 State Street Corporation 1,886,641
4,687 Synchrony Financial 217,711
33,970 Synovus Financial Corporation 1,582,662
4,738 T. Rowe Price Group, Inc. 1,027,577
3,599 Territorial Bancorp, Inc. 90,299
29,547 Texas Capital Bancshares, Inc.
m
1,790,548
6,399 TMX Group, Ltd. 692,794

Moderate Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (20.6%) Value
Financials (3.3%) - continued
7,255 Torchmark Corporation $ 645,840
1,865 Towne Bank 58,785
16,011 TPG RE Finance Trust, Inc. 209,264
5,441 TriCo Bancshares 238,479
8,240 Triumph Bancorp, Inc.
m
966,552
25,635 Truist Financial Corporation 1,627,053
11,155 TrustCo Bank Corporation NY 374,362
6,243 Trustmark Corporation 198,590
67,644 Umpqua Holdings Corporation 1,383,320
1,518 Univest Financial Corporation 43,567
62,944 Unum Group 1,603,184
1,103 Valley National Bancorp 14,626
2,738 Washington Trust Bancorp, Inc. 149,659
924 Waterstone Financial, Inc. 19,099
41,399 Wells Fargo & Company 2,117,973
310 WesBanco, Inc. 10,779
34,823 Western Alliance Bancorp 4,042,602
21,096 Western Asset Mortgage Capital
Corporation 53,162
15,345 Wintrust Financial Corporation 1,358,033
3,202 WisdomTree Investments, Inc. 20,461
23,248 Zions Bancorporation, N.A. 1,464,392
2,499 Zurich Insurance Group AG 1,107,609
Total 122,448,591
Health Care (2.7%)
8,702 908 Devices, Inc.
m
286,296
3,568 Abbott Laboratories 459,880
9,497 AbbVie, Inc. 1,089,021
46,672 ACADIA Pharmaceuticals, Inc.
m
837,762
36,751 Adaptive Biotechnologies
Corporation
m
1,227,851
13,573 Agilent Technologies, Inc. 2,137,612
65,114 Agilon Health, Inc.
m
1,595,293
479 Align Technology, Inc.
m
299,073
523 Allakos, Inc.
m
52,603
7,362 Allogene Therapeutics, Inc.
m
126,921
7,828 American Well Corporation
m
70,452
7,340 Amgen, Inc. 1,519,160
3,409 AMN Healthcare Services, Inc.
m
336,468
4,573 Anthem, Inc. 1,989,849
1,340 Arcutis Biotherapeutics, Inc.
m
28,381
4,992 Arena Pharmaceuticals, Inc.
m
286,491
3,839 Argenx SE ADR
m
1,159,224
8,740 Ascendis Pharma AS ADR
m
1,325,071
60 Atrion Corporation 43,680
37,838 Avantor, Inc.
m
1,527,898
23,072 Axonics Modulation Technologies,
Inc.
m
1,692,331
11,481 Baxter International, Inc. 906,540
2,088 Becton, Dickinson and Company 500,264
3,689 Biogen, Inc.
m
983,783
441 Bio-Rad Laboratories, Inc.
m
350,454
4,910 Bio-Techne Corporation 2,571,121
668 Boston Scientific Corporation
m
28,811
977 Bristol-Myers Squibb Company 57,057
27,234 Centene Corporation
m
1,940,150
769 Cerner Corporation 57,129
3,908 Charles River Laboratories
International, Inc.
m
1,753,441
1,445 Chemed Corporation 696,851
5,913 Cigna Holding Company 1,263,076
3,265 Cooper Companies, Inc. 1,361,244
3,588 CRISPR Therapeutics AG
g,m
327,692
5,599 CryoLife, Inc.
m
115,563
Shares Common Stock (20.6%) Value
Health Care (2.7%) - continued
9,081 CVS Health Corporation $ 810,752
1,859 Danaher Corporation 579,580
6,352 Dentsply Sirona, Inc. 363,398
7,152 DermTech, Inc.
m
195,607
4,114 Dexcom, Inc.
m
2,563,886
8,051 Editas Medicine, Inc.
m
295,633
5,267 Edwards Lifesciences
Corporation
m
631,092
798 Generation Bio Company
m
16,726
29,381 Gilead Sciences, Inc. 1,906,239
15,197 GlaxoSmithKline plc ADR
g
643,289
2,850 Global Blood Therapeutics, Inc.
m
104,082
23,975 GoodRx Holdings, Inc.
g,m
1,069,285
14,060 Guardant Health, Inc.
m
1,642,067
599 Haemonetics Corporation
m
41,157
9,837 Halozyme Therapeutics, Inc.
m
374,495
5,689 HCA Healthcare, Inc. 1,424,867
2,306 HealthEquity, Inc.
m
152,611
803 ICU Medical, Inc.
m
188,006
6,066 Illumina, Inc.
m
2,517,754
19,742 Immunocore Holdings plc ADR
m
760,462
6,936 InMode, Ltd.
m
657,117
735 Inogen, Inc.
m
29,143
6,262 Inspire Medical Systems, Inc.
m
1,688,110
8,329 Insulet Corporation
m
2,582,157
1,315 Integra LifeSciences Holdings
Corporation
m
87,395
1,276 Intuitive Surgical, Inc.
m
460,802
920 Invitae Corporation
m
24,380
28,625 Ionis Pharmaceuticals, Inc.
m
912,279
4,464 IQVIA Holding, Inc.
m
1,166,979
26,156 Johnson & Johnson 4,260,289
1,201 Laboratory Corporation of America
Holdings
m
344,711
66,504 Lantheus Holdings, Inc.
m
1,555,529
3,817 Lineage Cell Therapeutics, Inc.
m
8,703
8,894 Maravai LifeSciences Holdings,
Inc.
m
376,127
2,443 Masimo Corporation
m
692,688
30,702 Medtronic plc 3,679,942
26,872 Merck & Company, Inc. 2,366,080
521 Mettler-Toledo International, Inc.
m
771,538
1,302 Molina Healthcare, Inc.
m
385,027
535 Morphic Holding, Inc.
m
30,762
11,498 Natera, Inc.
m
1,317,326
6,252 National HealthCare Corporation 437,265
1,400 Neogen Corporation
m
59,234
16,732 Nevro Corporation
m
1,903,098
1,853 Novo Nordisk AS ADR 204,071
9,004 NuVasive, Inc.
m
480,453
4,813 Organogenesis Holdings, Inc.
m
52,847
449 Orthofix Medical, Inc.
m
16,155
2,294 Owens & Minor, Inc. 82,309
17,322 Phreesia, Inc.
m
1,221,894
7,356 Premier, Inc. 286,516
23,253 Progyny, Inc.
m
1,428,432
19,517 Pulmonx Corporation
g,m
759,797
2,559 Reata Pharmaceuticals, Inc.
m
245,690
517 Regeneron Pharmaceuticals, Inc.
m
330,849
8,561 Repligen Corporation
m
2,486,970
3,660 Rubius Therapeutics, Inc.
m
52,009
7,361 Sarepta Therapeutics, Inc.
m
582,476
22,599 Silk Road Medical, Inc.
m
1,326,787
1,090 STAAR Surgical Company
m
129,121
9,773 Stryker Corporation 2,600,302

Moderate Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (20.6%) Value
Health Care (2.7%) - continued
18,434 Syneos Health, Inc.
m
$ 1,720,630
15,823 Tactile Systems Technology, Inc.
m
545,735
1,233 Teladoc Health, Inc.
g,m
184,444
4,691 Teleflex, Inc. 1,674,406
1,225 Tenet Healthcare Corporation
m
87,784
626 Thermo Fisher Scientific, Inc. 396,302
22,717 Tilray, Inc.
g,m
233,985
14,040 Travere Therapeutics, Inc.
m
404,492
902 U.S. Physical Therapy, Inc. 97,290
5,378 UnitedHealth Group, Inc. 2,476,408
2,342 Universal Health Services, Inc. 290,642
718 Vaxcyte, Inc.
m
16,801
3,947 Veeva Systems, Inc.
m
1,251,238
1,565 Viatris, Inc. 20,893
49,400 Viemed Healthcare, Inc.
m
283,062
16,197 Vor BioPharma, Inc.
m
254,779
6,460 VYNE Therapeutics, Inc.
m
8,656
501 Waters Corporation
m
184,143
6,922 Zimmer Biomet Holdings, Inc. 990,677
15,183 Zoetis, Inc. 3,282,565
25,752 Zymeworks, Inc. 572,982
Total 100,346,754
Industrials (3.4%)
6,175 A.O. Smith Corporation 451,207
3,881 Advanced Drainage Systems, Inc. 437,777
5,499 AECOM
m
375,967
1,177 Allegion plc 151,009
23,333 Altra Industrial Motion Corporation 1,216,816
18,408 AMETEK, Inc. 2,437,219
1,319 Armstrong World Industries, Inc. 139,352
27,991 ASGN, Inc.
m
3,349,403
652 Avis Budget Group, Inc.
m
112,998
12,980 AZZ, Inc. 689,627
1,466 Babcock & Wilcox Enterprises,
Inc.
m
10,013
29,128 Badger Infrastructure Solution 803,750
7,733 Bloom Energy Corporation
g,m
241,734
13,502 Carlisle Companies, Inc. 3,009,866
769 Caterpillar, Inc. 156,884
17,741 CBIZ, Inc.
m
651,272
14,761 Chart Industries, Inc.
m
2,620,373
25,712 Crane Company 2,655,535
8,124 CSW Industrials, Inc. 1,126,149
28,155 CSX Corporation 1,018,366
1,109 Cummins, Inc. 265,983
18,301 Curtiss-Wright Corporation 2,336,672
1,236 Deere & Company 423,095
31,015 Delta Air Lines, Inc.
m
1,213,617
31,478 Desktop Metal, Inc.
g,m
220,031
1,705 Douglas Dynamics, Inc. 72,121
3,440 Dover Corporation 581,635
38,845 Driven Brands Holdings, Inc.
m
1,261,297
17,493 Dun & Bradstreet Holdings, Inc.
m
329,568
9,616 Eaton Corporation plc 1,584,332
8,854 EMCOR Group, Inc. 1,075,672
10,860 Emerson Electric Company 1,053,529
1,447 Expeditors International of
Washington, Inc. 178,357
13,202 Fastenal Company 753,570
49,904 First Advantage Corporation
m
933,205
7,915 Flowserve Corporation 266,102
9,995 Forrester Research, Inc.
m
532,234
15,156 Forward Air Corporation 1,524,087
3,141 GATX Corporation 297,924
Shares Common Stock (20.6%) Value
Industrials (3.4%) - continued
5,313 Generac Holdings, Inc.
m
$ 2,648,849
12,048 General Dynamics Corporation 2,442,732
2,925 Gorman-Rupp Company 124,371
35,661 GrafTech International, Ltd. 381,573
310 GXO Logistics, Inc.
m
27,528
3,086 Harsco Corporation
m
52,771
8,054 Helios Technologies, Inc. 733,317
13,197 Honeywell International, Inc. 2,885,128
70,711 Howmet Aerospace, Inc. 2,099,410
10,090 Hubbell, Inc. 2,011,643
644 ICF International, Inc. 64,716
13,176 IDEX Corporation 2,932,582
3,522 Illinois Tool Works, Inc. 802,558
2,888 ITT Corporation 271,674
259 JB Hunt Transport Services, Inc. 51,072
859 JetBlue Airways Corporation
m
12,052
638 John Bean Technologies
Corporation 94,265
24,422 Johnson Controls International plc 1,791,842
798 Kaman Corporation 28,560
1,231 Kansas City Southern 381,918
3,322 Kennametal, Inc. 132,050
8,069 L3Harris Technologies, Inc. 1,860,227
9,532 Landstar System, Inc. 1,675,821
1,363 Lennox International, Inc. 407,919
28,934 Lincoln Electric Holdings, Inc. 4,120,202
3,266 Linde plc 1,042,507
3,028 Lockheed Martin Corporation 1,006,265
11,586 Manpower, Inc. 1,119,787
533 Masco Corporation 34,938
875 Masonite International
Corporation
m
105,009
11,760 Mercury Systems, Inc.
m
606,110
70,574 Meritor, Inc.
m
1,717,771
21,738 Middleby Corporation
m
3,965,881
7,216 MSC Industrial Direct Company,
Inc. 606,649
13,233 NAPCO Security Technologies,
Inc.
m
634,655
7,479 Nikola Corporation
g,m
88,252
1,055 Nordson Corporation 268,192
1,168 Norfolk Southern Corporation 342,282
5,847 Nutrien, Ltd. 408,764
5,975 nVent Electric plc 211,814
4,558 Old Dominion Freight Line, Inc. 1,555,873
6,327 Parker-Hannifin Corporation 1,876,525
19,404 Pitney Bowes, Inc. 134,664
3,682 Quad/Graphics, Inc.
m
14,507
4,309 Quanta Services, Inc. 522,596
42,037 Ranpak Holdings Corporation
m
1,448,595
11,611 Raytheon Technologies
Corporation 1,031,753
5,058 RBC Bearings, Inc.
m
1,183,218
36,473 Regal Rexnord Corporation 5,555,932
372 Robert Half International, Inc. 42,062
27,984 Rush Enterprises, Inc. 1,457,407
689 Ryder System, Inc. 58,531
3,120 Saia, Inc.
m
975,437
6,307 Simpson Manufacturing Company,
Inc. 669,110
3,142 SkyWest, Inc.
m
135,200
10,335 Smith & Wesson Brands, Inc. 222,203
1,481 Snap-On, Inc. 300,984
7,104 Southwest Airlines Company
m
335,877
933 SPX FLOW, Inc. 69,704

Moderate Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (20.6%) Value
Industrials (3.4%) - continued
15,914 Standex International Corporation $ 1,770,751
2,576 Stanley Black & Decker, Inc. 462,984
52,702 Summit Materials, Inc.
m
1,878,826
58,456 Sun Country Airlines Holdings,
Inc.
m
1,770,048
6,891 Sunrun, Inc.
m
397,473
3,539 Technip Energies NV ADR
m
54,217
1,643 Teledyne Technologies, Inc.
m
738,068
31 Tetra Tech, Inc. 5,445
1,744 Thermon Group Holdings, Inc.
m
30,136
8,622 Timken Company 611,731
3,510 Toro Company 335,100
2,443 Trane Technologies plc 442,012
19,949 TransUnion 2,299,920
9,515 Trex Company, Inc.
m
1,012,396
13,015 TriMas Corporation
m
434,050
15,386 Tutor Perini Corporation 209,557
9,923 Uber Technologies, Inc.
m
434,826
1,522 UniFirst Corporation 301,295
13,557 Union Pacific Corporation 3,272,660
2,855 United Airlines Holdings, Inc.
m
131,730
10,245 United Parcel Service, Inc. 2,187,000
9,736 United Rentals, Inc.
m
3,691,015
26,092 US Ecology, Inc.
m
839,901
5,207 Valmont Industries, Inc. 1,244,265
13,331 Vicor Corporation
m
2,020,846
2,034 Waste Connections, Inc. 276,644
3,504 Watsco, Inc. 1,014,688
641 Watts Water Technologies, Inc. 121,803
4,349 Werner Enterprises, Inc. 197,097
7,708 WESCO International, Inc.
m
998,648
8,134 Willdan Group, Inc.
m
271,920
85,254 WillScot Mobile Mini Holdings
Corporation
m
2,962,577
2,336 Woodward, Inc. 263,851
2,035 Xylem, Inc. 265,751
Total 127,291,413
Information Technology (4.1%)
5,857 Accenture plc 2,101,433
2,770 ACI Worldwide, Inc.
m
84,984
1,547 Adobe, Inc.
m
1,006,107
3,650 Advanced Energy Industries, Inc. 335,143
3,028 Advanced Micro Devices, Inc.
m
364,056
10,860 Agilysys, Inc.
m
518,239
22,462 Alignment Healthcare, Inc.
g,m
446,095
4,743 Alliance Data Systems Corporation 404,341
2,047 Alteryx, Inc.
m
149,820
36,967 Amphenol Corporation 2,837,957
36,284 Anaplan, Inc.
m
2,366,080
1,393 ANSYS, Inc.
m
528,755
74,362 Apple, Inc. 11,139,428
16,056 AppLovin Corporation
m
1,577,502
1,004 Automatic Data Processing, Inc. 225,388
9,476 Avalara, Inc.
m
1,702,269
7,425 Axcelis Technologies, Inc.
m
407,855
27,240 Bandwidth, Inc.
m
2,323,027
2,245 Benchmark Electronics, Inc. 52,331
21,269 BigCommerce Holdings, Inc.
m
982,840
12,201 Bill.com Holdings, Inc.
m
3,590,876
928 Broadridge Financial Solutions,
Inc. 165,564
3,791 Cadence Design Systems, Inc.
m
656,260
32,473 Calix, Inc.
m
2,032,485
4,131 CDK Global, Inc. 179,781
Shares Common Stock (20.6%) Value
Information Technology (4.1%) - continued
2,645 CDW Corporation $ 493,689
12,432 Ciena Corporation
m
674,933
60,237 Cisco Systems, Inc. 3,371,465
23,096 Cognex Corporation 2,022,979
7,818 Computer Services, Inc. 429,990
457 Concentrix Corporation 81,200
6,277 Coupa Software, Inc.
m
1,429,273
1,657 CTS Corporation 59,022
11,691 Descartes Systems Group, Inc.
m
955,973
5,086 Diebold Nixdorf, Inc.
m
45,774
1,130 Digital Turbine, Inc.
m
97,248
468 Diodes, Inc.
m
44,970
6,212 DocuSign, Inc.
m
1,728,737
31,792 Dolby Laboratories, Inc. 2,808,823
15,542 Dropbox, Inc.
m
473,876
16,071 DXC Technology Company
m
523,432
8,344 Elastic NV
m
1,447,767
5,490 Endava plc ADR
m
869,945
1,646 Enphase Energy, Inc.
m
381,263
2,507 EPAM Systems, Inc.
m
1,687,813
2,830 ePlus, Inc.
m
312,913
520 ExlService Holdings, Inc.
m
63,768
2,638 eXp World Holdings, Inc. 136,121
2,204 F5 Networks, Inc.
m
465,375
1,333 Fair Isaac Corporation
m
530,801
14,704 Five9, Inc.
m
2,323,379
4,673 FleetCor Technologies, Inc.
m
1,156,147
36,696 Gilat Satellite Networks, Ltd. 300,540
250 Global Payments, Inc. 35,747
20,967 Hewlett Packard Enterprise
Company 307,167
34,534 HP, Inc. 1,047,416
2,326 HubSpot, Inc.
m
1,884,595
7,999 Intel Corporation 391,951
3,336 Intuit, Inc. 2,088,303
13,600 Jack Henry & Associates, Inc. 2,264,128
3,796 KLA-Tencor Corporation 1,414,997
11,399 Knowles Corporation
m
237,555
4,202 Lam Research Corporation 2,368,121
16,529 Lattice Semiconductor
Corporation
m
1,147,774
1,686 Littelfuse, Inc. 496,611
21,120 LivePerson, Inc.
m
1,087,891
21,103 LiveRamp Holding, Inc.
m
1,129,222
3,107 Manhattan Associates, Inc.
m
564,045
7,973 Mastercard, Inc. 2,675,101
1,714 MAXIMUS, Inc. 144,953
699 MaxLinear, Inc.
m
44,037
3,492 Micron Technology, Inc. 241,297
53,189 Microsoft Corporation 17,638,536
10,984 MKS Instruments, Inc. 1,648,149
9,092 Monolithic Power Systems, Inc. 4,777,482
219 Motorola Solutions, Inc. 54,441
11,855 National Instruments Corporation 503,482
4,374 NetApp, Inc. 390,598
1,496 NICE, Ltd. ADR
m
423,398
4,869 Nova Measuring Instruments, Ltd.
m
528,871
7,703 NVIDIA Corporation 1,969,426
6,366 Okta, Inc.
m
1,573,548
3,553 Palo Alto Networks, Inc.
m
1,808,797
3,743 Paychex, Inc. 461,437
4,096 Paycom Software, Inc.
m
2,243,994
4,524 PayPal Holdings, Inc.
m
1,052,237
3,311 Photronics, Inc.
m
43,010
2,639 Progress Software Corporation 135,671

Moderate Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (20.6%) Value
Information Technology (4.1%) - continued
1,203 PTC, Inc.
m
$ 153,202
8,745 Q2 Holdings, Inc.
m
686,133
1,293 Qorvo, Inc.
m
217,521
13,348 QUALCOMM, Inc. 1,775,818
3,481 Rogers Corporation
m
700,099
5,672 SailPoint Technologies Holdings,
Inc.
m
272,143
2,441 Salesforce.com, Inc.
m
731,543
25,475 Samsung Electronics Company,
Ltd. 1,525,268
3,900 ScanSource, Inc.
m
139,542
7,719 Semtech Corporation
m
656,347
781 ServiceNow, Inc.
m
544,951
53,931 Sierra Wireless, Inc.
m
902,805
2,704 SiTime Corporation
m
716,263
2,630 Solaredge Technology, Ltd.
m
932,808
24,625 Sonos, Inc.
m
803,267
26,557 Sprout Social, Inc.
m
3,390,798
2,970 Square, Inc.
m
755,865
23,613 STMicroelectronics NV ADR
g
1,124,923
6,809 SYNNEX Corporation 714,945
2,320 TE Connectivity, Ltd. 338,720
66,536 Telefonaktiebolaget LM Ericsson
ADR 723,246
24,689 Texas Instruments, Inc. 4,628,694
17,650 Trade Desk, Inc.
m
1,322,161
73,299 TTM Technologies, Inc.
m
970,479
1,000 Unisys Corporation
m
25,570
1,131 Upland Software, Inc.
m
37,741
6,407 VeriSign, Inc.
m
1,426,647
1,086 Vertex, Inc.
m
22,611
5,747 Visa, Inc. 1,217,042
2,584 VMware, Inc.
g,m
391,993
6,088 Western Digital Corporation
m
318,342
1,759 WEX, Inc.
m
263,322
17,634 Workiva, Inc.
m
2,637,165
15,594 Xerox Holdings Corporation 277,573
5,360 Zoom Video Communications,
Inc.
m
1,472,124
3,420 Zscaler, Inc.
m
1,090,501
Total 149,827,992
Materials (0.7%)
154 Allegheny Technologies, Inc.
m
2,479
1,412 Amyris, Inc.
m
20,926
17,126 AptarGroup, Inc. 2,068,478
10,610 Ashland Global Holdings, Inc. 1,018,666
4,243 Avery Dennison Corporation 923,786
32,133 Axalta Coating Systems, Ltd.
m
1,002,228
357 Balchem Corporation 54,653
4,178 Ball Corporation 382,203
1,017 Cabot Corporation 54,257
17,507 Carpenter Technology Corporation 540,616
1,525 Celanese Corporation 246,303
24,777 CF Industries Holdings, Inc. 1,407,334
9,690 Chemours Company 271,514
14,650 Cleveland-Cliffs, Inc.
m
353,211
9,048 Compass Minerals International,
Inc. 593,549
22,681 Eastman Chemical Company 2,359,504
18,780 Ferroglobe Representation &
Warranty Insurance Trust
e,m
2
4,111 FMC Corporation 374,142
12,747 Graphic Packaging Holding
Company 254,048
Shares Common Stock (20.6%) Value
Materials (0.7%) - continued
8,805 Ingevity Corporation
m
$ 685,998
8,942 Innospec, Inc. 810,235
64,349 Ivanhoe Mines, Ltd.
m
504,871
11,150 Kaiser Aluminum Corporation 1,083,111
385 Koppers Holdings, Inc.
m
13,510
10,646 LyondellBasell Industries NV 988,162
4,454 Martin Marietta Materials, Inc. 1,749,709
2,060 Materion Corporation 148,691
5,605 Minerals Technologies, Inc. 397,619
13,724 Myers Industries, Inc. 282,440
6,218 Neenah, Inc. 314,258
6 NewMarket Corporation 2,040
9,800 Nucor Corporation 1,094,170
3,074 O-I Glass, Inc.
m
40,116
4,657 Olin Corporation 265,356
8,154 Quaker Chemical Corporation 2,004,579
3,173 Reliance Steel & Aluminum
Company 463,766
1,388 Royal Gold, Inc. 137,440
2,180 RPM International, Inc. 190,096
7,567 Ryerson Holding Corporation 199,466
5,537 Sensient Technologies Corporation 529,337
1,051 Sherwin-Williams Company 332,757
3,021 Sonoco Products Company 175,067
11,010 Steel Dynamics, Inc. 727,541
1,400 SunCoke Energy, Inc. 10,108
2,035 Tronox Holdings plc 47,456
8,851 UFP Technologies, Inc.
m
547,788
4,305 United States Lime & Minerals, Inc. 531,581
23,685 United States Steel Corporation 625,047
1,540 Worthington Industries, Inc. 83,653
Total 26,913,867
Real Estate (1.3%)
5,571 AGNC Investment Corporation 88,690
33,468 Agree Realty Corporation 2,378,236
1,999 Alexandria Real Estate Equities,
Inc. 408,076
27,052 American Campus Communities,
Inc. 1,453,234
10,162 American Finance Trust, Inc. 84,141
1,864 Apartment Income REIT
Corporation 99,929
3,015 AvalonBay Communities, Inc. 713,590
24 Bluegreen Vacations Holding
Corporations
m
615
18,032 Camden Property Trust 2,941,019
10,594 CareTrust REIT, Inc. 219,826
20,445 CBRE Group, Inc.
m
2,127,916
4,392 Cedar Realty Trust, Inc. 97,810
3,373 Colliers International Group, Inc. 490,333
1,367 Community Healthcare Trust, Inc. 65,397
2,875 Corepoint Lodging, Inc.
m
49,565
36,351 CubeSmart 1,999,669
36,146 Cushman and Wakefield plc
m
664,725
2,031 Digital Realty Trust, Inc. 320,512
6,612 Duke Realty Corporation 371,859
4,660 EastGroup Properties, Inc. 921,655
24,297 EPR Properties 1,219,952
71,919 Essential Properties Realty Trust,
Inc. 2,142,467
878 Essex Property Trust, Inc. 298,459
4,143 Extra Space Storage, Inc. 817,704
3,081 Farmland Partners, Inc. 34,630
1,323 Federal Realty Investment Trust 159,223

Moderate Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (20.6%) Value
Real Estate (1.3%) - continued
31,884 First Industrial Realty Trust, Inc. $ 1,856,605
4,378 FirstService Corporation 875,250
22,438 Four Corners Property Trust, Inc. 650,702
5,153 Getty Realty Corporation 165,514
10,299 Gladstone Commercial
Corporation 225,136
10,562 Gladstone Land Corporation 233,843
5,144 Healthcare Realty Trust, Inc. 170,061
705 Highwoods Properties, Inc. 31,612
51,211 Host Hotels & Resorts, Inc.
m
861,881
21,855 Independence Realty Trust, Inc. 516,434
11,459 Industrial Logistics Properties Trust 321,883
3,745 Innovative Industrial Properties,
Inc. 985,272
1,191 Jones Lang LaSalle, Inc.
m
307,552
8,097 Kilroy Realty Corporation 545,576
5,541 Life Storage, Inc. 741,441
21,743 Medical Properties Trust, Inc. 463,778
73,883 MGIC Investment Corporation 1,193,949
20,288 National Retail Properties, Inc. 920,264
78,178 National Storage Affiliates Trust 4,882,998
1,005 NetSTREIT Corporation 24,361
47,418 New Residential Investment
Corporation 538,669
8,954 NexPoint Residential Trust, Inc. 634,122
1,637 Omega Healthcare Investors, Inc. 48,062
3,968 One Liberty Properties, Inc. 124,040
10,463 Opendoor Technologies, Inc.
m
248,078
2,730 Preferred Apartment Communities,
Inc. 34,425
5,888 Public Storage, Inc. 1,955,876
6,252 Rayonier, Inc. REIT 233,387
3,407 Realty Income Corporation 243,362
898 Redfin Corporation
m
46,103
47,399 Rexford Industrial Realty, Inc. 3,185,213
722 RMR Group, Inc. 25,118
15,339 Sabra Health Care REIT, Inc. 217,047
3,451 SBA Communications Corporation 1,191,734
53,416 Service Properties Trust 575,290
11,280 Spirit Realty Capital, Inc. 551,930
22,463 STAG Industrial, Inc. 977,814
14,391 Store Capital Corporation 494,043
22,009 UDR, Inc. 1,222,160
9,825 UMH Properties, Inc. 235,211
Total 48,925,028
Utilities (0.5%)
6,928 Alliant Energy Corporation 391,917
2,661 American States Water Company 241,725
5,996 Artesian Resources Corporation 241,159
4,082 Avista Corporation 162,505
4,519 Black Hills Corporation 299,971
14,180 CenterPoint Energy, Inc. 369,247
445 Chesapeake Utilities Corporation 58,326
5,181 CMS Energy Corporation 312,673
5,302 Consolidated Water Company,
Ltd. 58,905
1,685 DTE Energy Company 190,995
10,973 Duke Energy Corporation 1,119,356
10,063 Entergy Corporation 1,036,690
7,237 Essential Utilities, Inc. 340,646
16,986 Exelon Corporation 903,485
1,531 MDU Resources Group, Inc. 47,048
585 MGE Energy, Inc. 44,396
192 Middlesex Water Company 21,143
Shares Common Stock (20.6%) Value
Utilities (0.5%) - continued
117,103 NiSource, Inc. $ 2,888,931
11,171 NorthWestern Corporation 635,183
1,342 Otter Tail Corporation 83,217
18,749 Pinnacle West Capital Corporation 1,209,123
17,345 Portland General Electric
Company 855,282
675 PPL Corporation 19,440
29,525 Sempra Energy 3,768,276
16,408 Spire, Inc. 1,029,766
11,536 UGI Corporation 500,778
81 Unitil Corporation 3,382
610 Vistra Energy Corporation 11,950
Total 16,845,515
Total Common Stock
(cost $546,602,358) 761,485,031
Shares
Collateral Held for Securities
Loaned ( 0.6% ) Value
22,874,042 Thrivent Cash Management Trust 22,874,042
Total Collateral Held for
Securities Loaned
(cost $22,874,042) 22,874,042
Shares or
Principal
Amount Short-Term Investments ( 16.6% ) Value
Federal Home Loan Bank Discount
Notes
400,000 0.041%, 11/3/2021
n,o
399,999
100,000 0.040%, 11/12/2021
n
99,999
100,000 0.040%, 11/15/2021
n,o
99,998
1,900,000 0.040%, 11/17/2021
n,o
1,899,966
3,200,000 0.040%, 11/18/2021
n,o
3,199,940
800,000 0.040%, 12/1/2021
n,o
799,973
11,100,000 0.039%, 12/3/2021
n,o
11,099,605
7,000,000 0.025%, 12/21/2021
n,o
6,999,611
900,000 0.034%, 12/27/2021
n,o
899,944
3,100,000 0.020%, 12/28/2021
n,o
3,099,804
100,000 0.040%, 1/13/2022
n
99,990
5,900,000 0.042%, 1/19/2022
n,o
5,899,353
Thrivent Core Short-Term Reserve
Fund
57,431,759 0.130% 574,317,591
U.S. Treasury Bills
1,000,000 0.050%, 11/2/2021
n,p
1,000,000
500,000 0.047%, 11/4/2021
n,p
499,999
2,000,000 0.046%, 11/12/2021
n
1,999,975
3,200,000 0.045%, 11/18/2021
n,q
3,199,924
100,000 0.022%, 12/16/2021
n,q
99,990
Total Short-Term Investments
(cost $615,584,812) 615,715,661
Total Investments (cost
$3,121,220,685) 107.5% $3,980,374,681
Other Assets and Liabilities, Net
(7.5%) (277,225,589)
Total Net Assets 100.0% $3,703,149,092

Moderate Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as
of October 31, 2021. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c All or a portion of the loan is unfunded.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
f Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of October 31, 2021.
g All or a portion of the security is on loan.
h Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2021, the value of these investments was $173,860,526 or
4.7% of total net assets.
i Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
October 31, 2021.
j Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
k Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
l All or a portion of the security was earmarked to cover
written options.
m Non-income producing security.
n The interest rate shown reflects the yield.
o All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
p At October 31, 2021, $984,999 of investments were
segregated to cover exposure to a counterparty for margin
on open mortgage-backed security transactions.
q All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Moderate
Allocation Fund as of October 31, 2021 was $340,661 or
0.01% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of October 31, 2021.
Security
Acquisition
Date Cost
Upstart Securitization Trust,
11/20/2030 10/1/2020 $ 339,173
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderate Allocation Fund as of October 31, 2021:
Securities Lending Transactions
Long-Term Fixed Income $ 3,457,945
Common Stock 18,822,308
Total lending $22,280,253
Gross amount payable upon return of
collateral for securities loaned $22,874,042
Net amounts due to counterparty $593,789
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
FNMA - Federal National Mortgage Association
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $874,122,634
Gross unrealized depreciation (31,212,361)
Net unrealized appreciation (depreciation) $842,910,273
Cost for federal income tax purposes $3,137,143,219

Moderate Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2021, in valuing Moderate Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 3,033,756 – 2,266,854 766,902
Capital Goods 8,135,576 – 7,113,048 1,022,528
Communications Services 8,111,205 – 7,852,505 258,700
Consumer Cyclical 6,342,599 – 6,342,599 –
Consumer Non-Cyclical 7,325,823 – 6,709,872 615,951
Energy 1,047,176 – 1,047,176 –
Financials 2,270,906 – 2,270,906 –
Technology 5,595,526 – 5,343,795 251,731
Transportation 2,597,901 – 2,597,901 –
Utilities 1,495,123 – 1,495,123 –
Registered Investment Companies
Unaffiliated 35,886,903 35,886,903 – –
Affiliated 1,341,467,668 1,341,467,668 – –
Long-Term Fixed Income
Asset-Backed Securities 51,566,000 – 50,466,011 1,099,989
Basic Materials 10,492,672 – 10,492,672 –
Capital Goods 17,612,118 – 17,612,118 –
Collateralized Mortgage Obligations 44,482,214 – 43,632,214 850,000
Commercial Mortgage-Backed Securities 6,633,552 – 6,633,552 –
Communications Services 32,335,108 – 32,335,108 –
Consumer Cyclical 36,641,718 – 36,641,718 –
Consumer Non-Cyclical 41,316,031 – 41,316,031 –
Energy 26,092,723 – 26,092,723 –
Financials 80,540,903 – 80,540,903 –
Mortgage-Backed Securities 250,243,794 – 250,243,794 –
Technology 23,312,514 – 23,312,514 –
Transportation 5,855,246 – 5,855,246 –
U.S. Government & Agencies 300,507,129 – 300,507,129 –
Utilities 21,396,159 – 21,396,159 –
Common Stock
Communications Services 32,782,902 32,770,851 – 12,051
Consumer Discretionary 87,506,798 87,506,798 – –
Consumer Staples 22,883,069 22,883,069 – –
Energy 25,713,102 25,713,102 – –
Financials 122,448,591 120,648,188 1,800,403 –
Health Care 100,346,754 100,346,754 – –
Industrials 127,291,413 126,487,663 803,750 –
Information Technology 149,827,992 148,302,724 1,525,268 –
Materials 26,913,867 26,408,994 504,871 2
Real Estate 48,925,028 48,925,028 – –
Utilities 16,845,515 16,845,515 – –
Short-Term Investments 41,398,070 – 41,398,070 –
Subtotal Investments in Securities $3,175,221,144 $2,134,193,257 $1,036,150,033 $4,877,854
Other Investments  * Total
Affiliated Registered Investment Companies 207,961,904
Affiliated Short-Term Investments 574,317,591
Collateral Held for Securities Loaned 22,874,042
Subtotal Other Investments $805,153,537
Total Investments at Value $3,980,374,681
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderate Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
NASDAQ
-
National Association of Securities Dealers
Automated Quotations
S&P
-
Standard & Poor's
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 11,855,904 11,855,904 – –
Total Asset Derivatives $11,855,904 $11,855,904 $– $–
Liability Derivatives
Futures Contracts 12,032,557 12,032,557 – –
Call Options Written 41,106 – – 41,106
Credit Default Swaps 217,453 – 217,453 –
Total Liability Derivatives $12,291,116 $12,032,557 $217,453 $41,106
The following table presents Moderate Allocation Fund's futures contracts held as of October 31, 2021. Investments and/or cash totaling
$27,608,496 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 100 December 2021 $ 13,355,741 ( $ 285,428)
CBOT 2-Yr. U.S. Treasury Note 219 December 2021 48,221,735 (205,985)
CBOT 5-Yr. U.S. Treasury Note 134 December 2021 16,553,606 (239,106)
CBOT U.S. Long Bond 249 December 2021 40,708,425 (658,331)
CME E-mini Russell 2000 Index 15 December 2021 1,681,346 40,129
CME E-mini S&P 500 Index 1,760 December 2021 394,321,552 10,214,448
CME E-mini S&P Mid-Cap 400 Index 5 December 2021 1,350,414 44,286
CME Ultra Long Term U.S. Treasury Bond 215 December 2021 42,515,260 (287,917)
ICE mini MSCI EAFE Index 1,395 December 2021 163,573,139 (386,039)
Ultra 10-Yr. U.S. Treasury Note 50 December 2021 7,405,630 (154,068)
Total Futures Long Contracts $ 729,686,848 $ 8,081,989
CBOT 10-Yr. U.S. Treasury Note (99) December 2021 ( $ 13,231,699) $ 292,090
CBOT 5-Yr. U.S. Treasury Note (348) December 2021 (43,007,333) 638,333
CME E-mini NASDAQ 100 Index (187) December 2021 (58,161,581) (1,074,409)
CME E-mini Russell 2000 Index (1,247) December 2021 (139,716,294) (3,395,661)
CME E-mini S&P Mid-Cap 400 Index (631) December 2021 (170,665,527) (5,345,613)
ICE US mini MSCI Emerging Markets Index (108) December 2021 (7,041,868) 227,068
Ultra 10-Yr. U.S. Treasury Note (113) December 2021 (16,788,081) 399,550
Total Futures Short Contracts ( $ 448,612,383) ($8,258,642)
Total Futures Contracts $ 281,074,465 ($176,653)

Moderate Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Counterparty:
JPM
-
J.P. Morgan
MSC
-
Morgan Stanley & Company
The following table presents Moderate Allocation Fund's options contracts held as of October 31, 2021.
Option _ Description
(Underlying Security
Description)
Counter-
party
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value
Unrealized
Appreciation/
(Depreciation)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
MSC (10.50) $ 102.58
December
2021 ( $ 10,758,604) ( $ 39,875) $ 14,675
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
JPM (10.50) 100.77
November
2021 (10,499,795) (1,231) 58,242
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
Total Options Written Contracts ($41,106) $72,917
(*)  Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the
Notes to Financial Statements.
The following table presents Moderate Allocation Fund's swaps contracts held as of October 31, 2021. Investments totaling $3,299,914 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 37, 5 Year, at 5.00%, Quarterly Sell 12/20/2026 ( $ 34,570,000) $ – ( $ 217,453) ( $ 217,453)
Total Credit Default Swaps $– ($217,453) ($217,453)
1 As the buyer of protection, Moderate Allocation Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderate Allocation Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Moderate Allocation Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.

Moderate Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of October 31, 2021, for Moderate Allocation
Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the
Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 10,525,931
Total Equity Contracts 10,525,931
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 1,329,973
Options Written Net Assets - Distributable earnings/(accumulated loss) 72,917
Total Interest Rate Contracts 1,402,890
Total Asset Derivatives $11,928,821
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 10,201,722
Total Equity Contracts 10,201,722
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 1,830,835
Total Interest Rate Contracts 1,830,835
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 217,453
Total Credit Contracts 217,453
Total Liability Derivatives $12,250,010
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2021, for
Moderate Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Options Written Net realized gains/(losses) on Written option contracts 444,028
Options Purchased Net realized gains/(losses) on Investments 531,840
Futures Net realized gains/(losses) on Futures contracts 1,947,088
Total Interest Rate Contracts 2,922,956
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (20,729,358)
Total Equity Contracts (20,729,358)
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts (4,387,463)
Total Foreign Exchange Contracts (4,387,463)
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements 740,140
Total Credit Contracts 740,140
Total ($21,453,725)

Moderate Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2021, for Moderate Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 21,166,783
Total Equity Contracts 21,166,783
Interest Rate Contracts
Options Written Change in net unrealized appreciation/(depreciation) on Written option contracts 19,587
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (61,621)
Options Purchased Change in net unrealized appreciation/(depreciation) on Investments (57,783)
Total Interest Rate Contracts (99,817)
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements (217,453)
Total Credit Contracts (217,453)
Total $20,849,513
The following table presents Moderate Allocation Fund's average volume of derivative activity during the period ended October 31, 2021.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $500,664,992
Futures - Short (387,480,090)
Interest Rate Contracts
Futures - Long 141,711,316
Futures - Short (38,757,175)
Options Purchased 21,402,636
Options Written (19,582,913)
Foreign Exchange Contracts
Futures - Long 42,794,782
Credit Contracts
Credit Default Swaps - Sell
Protection 1,619,650

Moderate Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderate Allocation Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
10/31/2021
Shares Held at
10/31/2021
% of Net
Assets
10/31/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $70,119 $11,115 $– $80,127 8,260 2.2%
Core Emerging Markets Equity 17,499 1,863 – 21,998 1,860 0.6
Core International Equity 34,901 458 31,000 11,982 1,053 0.3
Core Low Volatility Equity 107,389 2,496 40,000 93,855 6,265 2.5
Global Stock, Class S 54,826 2,074 – 77,695 2,347 2.1
High Yield, Class S 39,482 1,942 – 43,001 9,208 1.2
Income, Class S 133,515 7,334 – 138,203 14,117 3.7
International Allocation, Class S 121,167 2,255 – 163,548 13,395 4.4
Large Cap Growth, Class S 235,799 17,144 – 333,943 15,482 9.0
Large Cap Value, Class S 183,806 13,862 – 285,688 9,523 7.7
Limited Maturity Bond, Class S 68,880 1,017 – 69,838 5,521 1.9
Mid Cap Stock, Class S 119,195 4,571 – 182,847 4,392 5.0
Small Cap Stock, Class S 29,595 607 – 46,705 1,306 1.3
Total Affiliated Registered Investment
Companies 1,216,173 1,549,430 41.9
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% 280,128 736,893 442,703 574,318 57,432 15.5
Total Affiliated Short-Term Investments 280,128 574,318 15.5
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   16,699 525,223 519,048 22,874 22,874 0.6
Total Collateral Held for Securities Loaned 16,699 22,874 0.6
Total Value $1,513,000 $2,146,622
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2020
- 10/31/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $(1,107) $– $3,357
Core Emerging Markets Equity – 2,636 – 163
Core International Equity 648 6,975 – 457
Core Low Volatility Equity Fund 2,186 21,784 394 2,101
Global Stock, Class S – 20,795 1,442 631
High Yield, Class S – 1,577 – 1,941
Income, Class S – (2,646) 3,582 3,753
International Allocation, Class S – 40,126 – 2,255
Large Cap Growth, Class S – 81,000 17,144 –
Large Cap Value, Class S – 88,020 10,512 3,351
Limited Maturity Bond, Class S – (59) – 1,017
Mid Cap Stock, Class S – 59,081 4,191 380
Small Cap Stock, Class S – 16,503 372 235
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% (39) 39 – 701
Total Income/Non Income Cash from Affiliated Investments $20,342
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 1 75
Total Affiliated Income from Securities Loaned, Net $75
Total $2,795 $334,724 $37,638

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( 0.7% )
a
Value
Basic Materials (0.1%)
Flexsys, Inc./Ohio, Term Loan
$ 350,000
0.000%,  (LIBOR 1M +
5.250%), 8/12/2028
b,c,d,e
$ 350,000
Hexion, Inc., Term Loan
147,733
3.640%,  (LIBOR 3M +
3.500%), 7/1/2026
d
147,486
INEOS US Petrochem, LLC, Term
Loan
239,400
3.250%,  (LIBOR 1M +
2.750%), 1/29/2026
d
239,400
Innophos Holdings, Inc., Term
Loan
147,750
3.837%,  (LIBOR 1M +
3.750%), 2/7/2027
d,e
147,935
Momentive Performance Materials
USA, LLC, Term Loan
146,625
3.340%,  (LIBOR 1M +
3.250%), 5/15/2024
d
146,320
Nouryon USA, LLC, Term Loan
305,137
2.839%,  (LIBOR 1M +
2.750%), 10/1/2025
d
302,659
Pixelle Specialty Solutions, LLC,
Term Loan
255,940
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
d
255,208
Sparta US HoldCo, LLC, Term
Loan
60,000
4.250%,  (LIBOR 3M +
3.500%), 8/2/2028
d
59,925
Venator Finance SARL, Term Loan
178,604
3.087%,  (LIBOR 1M +
3.000%), 8/8/2024
d
176,596
Total 1,825,529
Capital Goods (0.1%)
Bingo Industries, Ltd., Term Loan
125,000
4.000%,  (LIBOR 3M +
3.500%), 8/9/2028
d,e
124,687
Flex Acquisition Company, Inc.,
Term Loan
311,189
3.131%,  (LIBOR 3M +
3.000%), 6/29/2025
d
308,624
139,300
4.000%,  (LIBOR 3M +
3.500%), 3/2/2028
d
138,874
Gemini HDPE, LLC, Term Loan
212,766
3.500%,  (LIBOR 3M +
3.000%), 12/31/2027
d
212,634
GFL Environmental, Inc., Term
Loan
218,350
3.500%,  (LIBOR 3M +
3.000%), 5/31/2025
d
218,623
Graham Packaging Company,
Inc., Term Loan
223,875
3.750%,  (LIBOR 1M +
3.000%), 8/4/2027
d
223,264
Grinding Media, Inc., Term Loan
345,000
4.750%,  (LIBOR 3M +
4.000%), 9/22/2028
d,e
345,431
Groupe Solmax, Inc., Term Loan
145,000
0.000%,  (LIBOR 1M +
4.750%), 7/23/2028
b,c,d
145,000
Principal
Amount Bank Loans (0.7%)
a
Value
Capital Goods (0.1%) - continued
Hyperion Materials &
Technologies, Inc., Term Loan
$ 212,500
5.000%,  (LIBOR 3M +
4.500%), 7/30/2028
d
$ 212,500
LABL, Inc., Term Loan
34,000
0.000%,  (LIBOR 1M +
5.000%), 10/22/2028
b,c,d
33,766
LRS Holdings, LLC, Term Loan
170,000
0.000%,  (LIBOR 1M +
4.250%), 8/31/2028
b,c,d,e
170,212
Mauser Packaging Solutions
Holding Company, Term Loan
220,396
3.337%,  (LIBOR 1M +
3.250%), 4/3/2024
d
214,371
MI Windows and Doors, Inc., Term
Loan
198,500
4.500%,  (LIBOR 1M +
3.750%), 12/18/2027
d
198,625
Pactiv Evergreen Group Holdings,
Inc., Term Loan
198,500
3.337%,  (LIBOR 1M +
3.250%), 2/5/2026
d
197,122
Quikrete Holdings Inc., Term Loan
205,000
0.000%,  (LIBOR 1M +
3.000%), 6/11/2028
b,c,d
204,180
RLG Holdings, LLC, Delayed Draw
37,975
5.000%,  (LIBOR 3M +
4.250%), 7/8/2028
d
37,975
RLG Holdings, LLC, Term Loan
150,000
5.000%,  (LIBOR 3M +
4.250%), 7/8/2028
d
150,000
TransDigm, Inc., Term Loan
510,900
2.337%,  (LIBOR 1M +
2.250%), 12/9/2025
d
504,366
TricorBraun Holdings, Inc., Term
Loan
279,385
3.750%,  (LIBOR 1M +
3.250%), 3/3/2028
d
277,449
Trident TPI Holdings, Inc., Delayed
Draw
25,000
1.814%,  (LIBOR 3M +
4.000%), 9/17/2028
b,c,d
25,036
Trident TPI Holdings, Inc., Term
Loan
185,000
4.500%,  (LIBOR 3M +
4.000%), 9/17/2028
d
185,265
Vertiv Group Corporation, Term
Loan
754,300
2.830%,  (LIBOR 1M +
2.750%), 3/2/2027
d
748,643
Waterlogic USA Holdings, Inc.,
Term Loan
190,000
0.000%,  (LIBOR 1M +
4.750%), 8/12/2028
b,c,d
190,000
Total 5,066,647
Communications Services (0.1%)
Allen Media, LLC, Term Loan
169,572
5.734%,  (LIBOR 3M +
5.500%), 2/10/2027
d
169,432
Altice France SA, Term Loan
167,125
2.879%,  (LIBOR 3M +
2.750%), 7/31/2025
d
164,165

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (0.7%)
a
Value
Communications Services (0.1%) - continued
Cablevision Lightpath, LLC, Term
Loan
$ 217,800
3.750%,  (LIBOR 1M +
3.250%), 12/1/2027
d
$ 217,909
CCI Buyer, Inc., Term Loan
59,700
4.500%,  (LIBOR 3M +
3.750%), 12/17/2027
d
59,874
CommScope, Inc., Term Loan
275,585
3.337%,  (LIBOR 1M +
3.250%), 4/4/2026
d
271,710
DIRECTV Financing, LLC, Term
Loan
385,000
5.750%,  (LIBOR 3M +
5.000%), 8/2/2027
d
385,185
E.W. Scripps Company, Term Loan
177,838
3.750%,  (LIBOR 1M +
3.000%), 1/7/2028
d
177,921
Entercom Media Corporation, Term
Loan
183,653
2.585%,  (LIBOR 1M +
2.500%), 11/17/2024
d
182,046
iHeartCommunications, Inc., Term
Loan
151,184
3.087%,  (LIBOR 1M +
3.000%), 5/1/2026
d
150,023
Indy US Bidco, LLC, Term Loan
199,000
4.087%,  (LIBOR 1M +
4.000%), 3/5/2028
d
199,374
Meredith Corporation, Term Loan
193,045
5.250%,  (LIBOR 3M +
4.250%), 1/31/2025
d
196,866
Metronet Systems Holdings, LLC,
Term Loan
238,292
4.500%,  (LIBOR 1M +
3.750%), 6/2/2028
d
238,516
NEP Group, Inc., Term Loan
199,362
3.337%,  (LIBOR 1M +
3.250%), 10/20/2025
d
193,164
30,000
7.087%,  (LIBOR 1M +
7.000%), 10/19/2026
d
28,958
Nexstar Media, Inc., Term Loan
327,810
2.582%,  (LIBOR 1M +
2.500%), 9/19/2026
d
327,154
ORBCOMM, Inc., Term Loan
185,000
5.000%,  (LIBOR 3M +
4.250%), 9/1/2028
d
185,000
Peraton Corporation, Term Loan
288,550
4.500%,  (LIBOR 1M +
3.750%), 2/1/2028
d
288,865
Radiate Holdco, LLC, Term Loan
521,062
4.250%,  (LIBOR 1M +
3.500%), 9/25/2026
d
519,525
Terrier Media Buyer, Inc., Term
Loan
292,788
3.587%,  (LIBOR 1M +
3.500%), 12/17/2026
d
291,543
Univision Communications, Inc.,
Term Loan
170,000
0.000%,  (LIBOR 1M +
3.250%), 5/21/2028
b,c,d
169,760
Principal
Amount Bank Loans (0.7%)
a
Value
Communications Services (0.1%) - continued
Voyage Australia Property, Ltd.,
Term Loan
$ 180,000
4.000%,  (LIBOR 3M +
3.500%), 6/18/2028
d
$ 180,225
WideOpenWest Finance, LLC,
Term Loan
136,882
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
d
136,662
Xplornet Communications, Inc.,
Term Loan
185,000
0.000%,  (LIBOR 1M +
4.000%), 9/30/2028
b,c,d
184,604
165,000
0.000%,  (LIBOR 1M +
7.000%), 9/30/2029
b,c,d,e
164,175
Total 5,082,656
Consumer Cyclical (0.1%)
ACProducts Holdings, Inc., Term
Loan
144,637
4.750%,  (LIBOR 3M +
4.250%), 5/17/2028
d
144,186
AI Aqua Merger Sub, Inc., Delayed
Draw
23,750
0.000%,  (LIBOR 1M +
4.000%), 7/30/2028
b,c,d
23,829
AI Aqua Merger Sub, Inc., Term
Loan
190,000
4.500%,  (LIBOR 1M +
4.000%), 7/30/2028
d
190,633
American Trailer World
Corporation, Term Loan
209,475
4.500%,  (LIBOR 1M +
3.750%), 3/5/2028
d
208,472
Caesars Resort Collection, LLC,
Term Loan
154,610
3.587%,  (LIBOR 1M +
3.500%), 7/20/2025
d
154,699
Carnival Corporation, Term Loan
169,144
3.750%,  (LIBOR 3M +
3.000%), 6/30/2025
d
168,827
Cengage Learning, Inc., Term
Loan
340,000
5.750%,  (LIBOR 3M +
4.750%), 7/14/2026
d
341,523
CP Atlas Buyer, Inc., Term Loan
189,050
4.250%,  (LIBOR 1M +
3.750%), 11/23/2027
d
187,810
Golden Entertainment, Inc., Term
Loan
385,742
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
d
384,940
Golden Nugget, LLC, Term Loan
214,191
3.250%,  (LIBOR 3M +
2.500%), 10/4/2023
d
213,004
Michaels Companies, Inc., Term
Loan
354,112
5.000%,  (LIBOR 3M +
4.250%), 4/15/2028
d
353,450
Penn National Gaming, Inc., Term
Loan
143,652
3.000%,  (LIBOR 1M +
2.250%), 10/15/2025
d
143,353

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (0.7%)
a
Value
Consumer Cyclical (0.1%) - continued
Raptor Acquisition Corporation,
Term Loan
$ 115,000
4.750%,  (LIBOR 3M +
4.000%), 11/1/2026
d
$ 115,517
Scientific Games International,
Inc., Term Loan
772,219
2.837%,  (LIBOR 1M +
2.750%), 8/14/2024
d
768,620
Staples, Inc., Term Loan
85,803
4.626%,  (LIBOR 3M +
4.500%), 9/12/2024
d
83,490
129,412
5.126%,  (LIBOR 3M +
5.000%), 4/12/2026
d
124,249
Tenneco, Inc., Term Loan
217,761
3.087%,  (LIBOR 1M +
3.000%), 10/1/2025
d
214,087
Truck Hero, Inc., Term Loan
54,725
4.000%,  (LIBOR 1M +
3.250%), 2/24/2028
d
54,464
Wyndham Hotels & Resorts, Inc.,
Term Loan
135,800
1.837%,  (LIBOR 1M +
1.750%), 5/30/2025
d
134,801
Total 4,009,954
Consumer Non-Cyclical (0.1%)
Adient US, LLC, Term Loan
94,763
3.587%,  (LIBOR 1M +
3.500%), 4/8/2028
d
94,745
Alltech, Inc., Term Loan
155,000
0.000%,  (LIBOR 1M +
4.000%), 10/7/2028
b,c,d,e
155,194
Bausch Health Americas, Inc.,
Term Loan
368,940
3.087%,  (LIBOR 1M +
3.000%), 6/1/2025
d
367,995
Bellring Brands, LLC, Term Loan
201,335
4.750%,  (LIBOR 1M +
4.000%), 10/21/2024
d
201,990
Blue Ribbon, LLC, Term Loan
232,063
6.750%,  (LIBOR 3M +
6.000%), 5/7/2028
d,e
230,322
Chobani, LLC, Term Loan
113,850
4.500%,  (LIBOR 1M +
3.500%), 10/23/2027
d
113,870
City Brewing Company, LLC, Term
Loan
145,000
4.250%,  (LIBOR 3M +
3.500%), 4/5/2028
d
143,279
CNT Holdings I Corporation, Term
Loan
149,250
4.500%,  (LIBOR 3M +
3.750%), 11/8/2027
d
149,436
50,000
7.500%,  (LIBOR 3M +
6.750%), 11/6/2028
d
50,625
Endo Luxembourg Finance
Company I Sarl, Term Loan
343,275
5.750%,  (LIBOR 3M +
5.000%), 3/25/2028
d
334,216
Gainwell Acquisition Corporation,
Term Loan
397,995
4.750%,  (LIBOR 3M +
4.000%), 10/1/2027
d
398,672
Principal
Amount Bank Loans (0.7%)
a
Value
Consumer Non-Cyclical (0.1%) - continued
Global Medical Response, Inc.,
Term Loan
$ 96,250
0.000%,  (LIBOR 3M +
4.250%), 3/14/2025
d
$ 95,742
805,000
0.000%,  (LIBOR 1M +
4.250%), 10/2/2025
b,c,d
801,120
Herens US Holdco Corporation,
Term Loan
319,200
4.123%,  (LIBOR 2M +
4.000%), 7/2/2028
d
319,554
Mamba Purchaser, Inc., Term Loan
35,000
7.000%,  (LIBOR 1M +
6.500%), 10/14/2029
d
35,219
Ortho-Clinical Diagnostics SA,
Term Loan
213,950
3.080%,  (LIBOR 1M +
3.000%), 6/30/2025
b,c,d
213,772
Petco Health & Wellness
Company, Inc., Term Loan
243,775
4.000%,  (LIBOR 2M +
3.250%), 3/4/2028
d
243,602
PetSmart, LLC, Term Loan
354,112
4.500%,  (LIBOR 3M +
3.750%), 2/12/2028
d
354,240
Precision Medicine Group, LLC,
Delayed Draw
29,423
0.000%,  (LIBOR 1M +
3.000%), 11/20/2027
b,c,d
29,359
Precision Medicine Group, LLC,
Term Loan
223,885
3.750%,  (LIBOR 3M +
3.000%), 11/20/2027
d
223,395
Total 4,556,347
Energy (<0.1%)
Calpine Corporation, Term Loan
282,863
2.590%,  (LIBOR 1M +
2.500%), 12/16/2027
d
281,683
Energizer Holdings, Inc., Term
Loan
133,988
2.750%,  (LIBOR 1M +
2.250%), 12/22/2027
d
133,527
GIP II Blue Holding LP, Term Loan
270,000
5.500%,  (LIBOR 3M +
4.500%), 9/22/2028
d
270,508
Lealand Finance Company BV,
Term Loan
57,161
0.000%,PIK 3.000%, (LIBOR
1M + 4.000%), 6/30/2025
d,f
25,532
Total 711,250
Financials (<0.1%)
Asurion, LLC, Term Loan
302,712
3.337%,  (LIBOR 1M +
3.250%), 12/23/2026
d
299,543
109,450
3.337%,  (LIBOR 1M +
3.250%), 7/31/2027
d
108,356
195,000
5.337%,  (LIBOR 1M +
5.250%), 2/3/2028
d
194,199
215,000
5.337%,  (LIBOR 1M +
5.250%), 1/15/2029
d
213,970

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (0.7%)
a
Value
Financials (<0.1%) - continued
Digicel International Finance, Ltd.,
Term Loan
$ 258,178
3.430%,  (LIBOR 3M +
3.250%), 5/27/2024
d
$ 251,723
Tiger Acquisition, LLC, Term Loan
114,713
3.750%,  (LIBOR 3M +
3.250%), 6/1/2028
d
113,906
Tronox Finance, LLC, Term Loan
145,938
2.370%,  (LIBOR 3M +
2.250%), 3/11/2028
d
144,753
Total 1,326,450
Technology (0.1%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
249,129
3.629%,  (LIBOR 2M +
3.500%), 8/21/2026
d
244,968
Crown Subsea Communications
Holding, Inc., Term Loan
268,459
5.750%,  (LIBOR 1M +
5.000%), 4/27/2027
d
270,360
Gogo Intermediate Holdings, LLC,
Term Loan
289,275
4.500%,  (LIBOR 3M +
3.750%), 4/30/2028
d
289,397
Gridiron Fiber Corporation, Term
Loan
130,000
0.000%,  (LIBOR 1M +
4.500%), 10/4/2028
b,c,d
126,100
Lummus Technology Holdings V,
LLC, Term Loan
506,785
3.587%,  (LIBOR 1M +
3.500%), 6/30/2027
d
505,168
Prime Security Services Borrower,
LLC, Term Loan
661,675
3.500%,  (LIBOR 3M +
2.750%), 9/23/2026
d
660,398
Rackspace Technology Global,
Inc., Term Loan
427,850
3.500%,  (LIBOR 3M +
2.750%), 2/9/2028
d
424,722
Redstone Holdco 2 LP, Term Loan
165,101
5.500%,  (LIBOR 3M +
4.750%), 4/27/2028
d,e
158,497
94,139
8.500%,  (LIBOR 3M +
7.750%), 8/6/2029
d
90,609
SS&C Technologies, Inc., Term
Loan
28,399
1.837%,  (LIBOR 1M +
1.750%), 4/16/2025
d
28,085
23,870
1.837%,  (LIBOR 1M +
1.750%), 4/16/2025
d
23,606
Verscend Holding Corporation,
Term Loan
99,750
4.087%,  (LIBOR 1M +
4.000%), 8/27/2025
d
99,875
Zayo Group Holdings, Inc., Term
Loan
453,671
3.087%,  (LIBOR 1M +
3.000%), 3/9/2027
d
446,263
Total 3,368,048
Principal
Amount Bank Loans (0.7%)
a
Value
Transportation (0.1%)
AAdvantage Loyalty IP, Ltd., Term
Loan
$ 510,000
5.500%,  (LIBOR 3M +
4.750%), 4/20/2028
d
$ 530,879
Air Canada, Term Loan
119,000
4.250%,  (LIBOR 3M +
3.500%), 8/11/2028
d
120,165
Genesee & Wyoming, Inc., Term
Loan
290,575
2.132%,  (LIBOR 3M +
2.000%), 12/30/2026
d
288,791
Hertz Corporation, Term Loan
94,762
4.000%,  (LIBOR 1M +
3.500%), 6/30/2028
d
94,850
17,904
4.000%,  (LIBOR 1M +
3.500%), 6/30/2028
d
17,920
Mileage Plus Holdings, LLC, Term
Loan
165,000
6.250%,  (LIBOR 3M +
5.250%), 6/20/2027
d
175,623
SkyMiles IP, Ltd., Term Loan
195,000
4.750%,  (LIBOR 3M +
3.750%), 10/20/2027
d
207,566
United Airlines, Inc., Term Loan
174,125
4.500%,  (LIBOR 3M +
3.750%), 4/21/2028
d
176,456
Total 1,612,250
Utilities (<0.1%)
Advanced Drainage Systems, Inc.,
Term Loan
50,580
2.375%,  (LIBOR 1M +
2.250%), 9/24/2026
d
50,622
CQP Holdco LP, Term Loan
408,975
4.250%,  (LIBOR 1M +
3.750%), 6/4/2028
d
408,464
Exgen Renewables IV, LLC, Term
Loan
105,000
3.500%,  (LIBOR 3M +
2.500%), 12/15/2027
d
105,075
Osmose Utilities Services, Inc.,
Term Loan
75,000
3.750%,  (LIBOR 1M +
3.250%), 6/17/2028
d
74,742
PG&E Corporation, Term Loan
166,593
3.500%,  (LIBOR 3M +
3.000%), 6/23/2025
d
164,667
Total 803,570
Total Bank Loans
(cost $28,302,494) 28,362,701
Shares
Registered Investment
Companies ( 50.6% ) Value
Unaffiliated  (0.9%)
2,230 Direxion Daily S&P 500 290,413
220,800 Invesco Senior Loan ETF 4,875,264
12,000 iShares iBoxx $ Investment Grade
Corporate Bond ETF
g
1,601,760
5,268 ProShares Ultra S&P 500
g
721,347
600 ProShares UltraPro QQQ 93,096

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies (50.6%) Value
Unaffiliated  (0.9%)- continued
7,664 SPDR Bloomberg Short Term High
Yield Bond ETF $ 209,304
49,739 SPDR S&P 500 ETF Trust 22,842,636
22,072 SPDR S&P Biotech ETF
g
2,754,806
14,708 SPDR S&P Oil & Gas Exploration
ETF
g
1,564,343
11,000 Vanguard Intermediate-Term
Corporate Bond ETF
g
1,032,790
23,000 Vanguard Short-Term Corporate
Bond ETF 1,883,240
Total 37,868,999
Affiliated  (49.7%)
4,915,877 Thrivent Core Emerging Markets
Debt Fund 47,684,010
2,853,163 Thrivent Core Emerging Markets
Equity Fund 33,752,915
7,024,586 Thrivent Core International Equity
Fund 79,939,788
9,077,047 Thrivent Core Low Volatility Equity
Fund 135,974,165
6,001,344 Thrivent Global Stock Fund, Class
S 198,644,488
5,263,199 Thrivent High Yield Fund, Class S 24,579,139
7,810,097 Thrivent Income Fund, Class S 76,460,847
24,984,253 Thrivent International Allocation
Fund, Class S 305,057,726
19,667,762 Thrivent Large Cap Growth Fund,
Class S 424,233,622
11,185,619 Thrivent Large Cap Value Fund,
Class S 335,568,565
3,075,792 Thrivent Limited Maturity Bond
Fund, Class S 38,908,770
6,741,127 Thrivent Mid Cap Stock Fund,
Class S 280,633,128
2,011,774 Thrivent Small Cap Stock Fund,
Class S 71,941,053
Total 2,053,378,216
Total Registered Investment
Companies (cost $1,265,229,076) 2,091,247,215
Shares Common Stock ( 25.2% ) Value
Communications Services (0.9%)
2,413 Alphabet, Inc., Class A
h
7,144,700
1,160 Alphabet, Inc., Class C
h
3,439,876
16,467 AMC Networks, Inc.
h
655,222
148,519 AT&T, Inc. 3,751,590
4,232 Audacy, Inc.
h
13,669
7,484 Cars.com, Inc.
h
97,442
20,648 Comcast Corporation 1,061,927
10,035 Discovery, Inc., Class A
g,h
235,220
6,091 Discovery, Inc., Class C
h
137,413
25,514 DISH Network Corporation
h
1,047,860
2,005 E.W. Scripps Company 37,293
9,491 Electronic Arts, Inc. 1,331,113
10,027 Facebook, Inc.
h
3,244,436
3,410 Gray Television, Inc. 79,930
2,566 Hemisphere Media Group, Inc.
h
28,354
979 Liberty Global plc, Class A
h
28,136
5,435 Lions Gate Entertainment
Corporation, Class B
h
61,524
4,796 Live Nation Entertainment, Inc.
h
485,115
Shares Common Stock (25.2%) Value
Communications Services (0.9%) - continued
62,679 Lumen Technologies, Inc.
g
$ 743,373
23,664 Match Group, Inc.
h
3,568,058
3,764 Nexstar Broadcasting Group, Inc. 564,337
10,939 Omnicom Group, Inc. 744,727
93,094 QuinStreet, Inc.
h
1,303,316
2,986 Skillz, Inc.
g,h
33,384
17,345 Telephone & Data Systems, Inc. 325,045
8,662 Twitter, Inc.
h
463,763
632 United States Cellular Corporation
h
19,320
39,061 Verizon Communications, Inc. 2,069,842
1,362 ViacomCBS, Inc. 49,332
582 Walt Disney Company
h
98,399
379 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
e,h
7,391
9,443 Zillow Group, Inc.
h
998,314
21,023 ZoomInfo Technologies, Inc.
h
1,413,166
Total 35,282,587
Consumer Discretionary (3.1%)
923 Adient plc
h
38,415
1,898 Amazon.com, Inc.
h
6,400,872
37,707 American Axle & Manufacturing
Holdings, Inc.
h
342,380
28,753 Aptiv plc
h
4,971,106
462 AutoZone, Inc.
h
824,596
27,904 Bally's Corporation
h
1,278,282
4,015 Bed Bath & Beyond, Inc.
g,h
56,371
459 Big Lots, Inc. 20,311
4,587 BJ's Restaurants, Inc.
h
152,839
1,437 Brunswick Corporation 133,770
7,482 Burlington Stores, Inc.
h
2,067,202
29,314 Caesars Entertainment, Inc.
h
3,208,710
1,933 Caleres, Inc. 44,575
1,030 Carvana Company
h
312,275
31,188 Cedar Fair, LP
h
1,449,306
1,616 Cheesecake Factory, Inc.
h
65,674
11,814 Chegg, Inc.
h
702,224
19,934 Chewy, Inc.
g,h
1,510,997
21,592 Chico's FAS, Inc.
h
117,892
2,677 Chipotle Mexican Grill, Inc.
h
4,762,463
16,612 Choice Hotels International, Inc. 2,335,979
311 Churchill Downs, Inc. 71,530
12,335 Cimpress plc
h
1,101,762
57,742 Clarus Corporation 1,592,524
115,456 Cooper-Standard Holdings, Inc.
h
2,994,929
2,274 Cracker Barrel Old Country Store,
Inc. 302,829
11,029 Culp, Inc. 145,914
4,034 D.R. Horton, Inc. 360,115
3,802 Dana, Inc. 84,366
11,501 Darden Restaurants, Inc. 1,657,754
1,959 Deckers Outdoor Corporation
h
774,412
1,842 Dick's Sporting Goods, Inc. 228,795
2,575 Dorman Products, Inc.
h
268,779
108,521 Duluth Holdings, Inc.
h
1,555,106
16,021 Emerald Holding, Inc.
h
64,885
290,126 Everi Holdings, Inc.
h
6,963,024
6,884 Expedia Group, Inc.
h
1,131,798
26,700 Farfetch, Ltd.
h
1,046,907
19,901 Five Below, Inc.
h
3,926,467
6,677 Foot Locker, Inc. 318,293
1,005 Fox Factory Holding Corporation
h
161,755
27,155 Gap, Inc. 616,147
2,069 Garmin, Ltd. 297,108
44,221 Gentex Corporation 1,564,981

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (25.2%) Value
Consumer Discretionary (3.1%) - continued
6,909 G-III Apparel Group, Ltd.
h
$ 198,012
6,790 Goodyear Tire & Rubber
Company
h
129,825
17,636 GoPro, Inc.
h
151,846
92 Graham Holdings Company 53,898
2,673 Grand Canyon Education, Inc.
h
213,038
667 Group 1 Automotive, Inc. 119,927
2,424 GrowGeneration Corporation
h
51,098
6,310 Guess ?, Inc. 130,680
15,123 Hanesbrands, Inc. 257,696
30,028 Harley-Davidson, Inc. 1,095,722
9,354 Home Depot, Inc. 3,477,256
1,080 Jack in the Box, Inc. 106,866
3,390 KB Home 136,109
32,979 Kohl's Corporation 1,600,471
10,615 Lear Corporation 1,824,188
49,856 Leggett & Platt, Inc. 2,335,754
3,345 Libbey, Inc.
e,h
19,234
9,365 Lithia Motors, Inc. 2,989,495
6,767 Lowe's Companies, Inc. 1,582,260
5,465 Lululemon Athletica, Inc.
h
2,546,745
6,707 M.D.C. Holdings, Inc. 328,509
51,876 Magnite, Inc.
h
1,402,208
89 Marriott Vacations Worldwide
Corporation 13,993
6,136 McDonald's Corporation 1,506,695
29,949 Miller Industries, Inc. 1,082,357
1,649 Mohawk Industries, Inc.
h
292,219
3,229 NIKE, Inc. 540,179
21,459 Nordstrom, Inc.
g,h
616,517
24,812 Norwegian Cruise Line Holdings,
Ltd.
g,h
638,165
971 NVR, Inc.
h
4,752,851
22,102 Ollie's Bargain Outlet Holdings,
Inc.
g,h
1,495,421
14,668 Papa John's International, Inc. 1,820,005
10,156 Penn National Gaming, Inc.
h
727,170
33,525 Planet Fitness, Inc.
h
2,666,914
849 Pool Corporation 437,371
1,410 Poshmark, Inc.
h
34,305
1,771 Purple Innovation, Inc.
h
34,180
2,249 PVH Corporation
h
245,883
79,186 Qurate Retail, Inc. 826,702
3,346 Revolve Group, Inc.
h
251,084
1,727 RH
h
1,139,181
15,243 Ross Stores, Inc. 1,725,508
7,601 Ruth's Hospitality Group, Inc.
h
147,003
42,525 Skyline Corporation
h
2,692,683
17,487 Sleep Number Corporation
h
1,544,802
6,055 Sony Group Corporation ADR 701,108
40,340 Stoneridge, Inc.
h
765,653
33,881 Tapestry, Inc. 1,320,681
5,368 Target Corporation 1,393,640
41,389 Taylor Morrison Home Corporation
h
1,263,606
5,617 Tenneco, Inc.
h
74,538
3,119 Tesla, Inc.
h
3,474,566
1,782 Thor Industries, Inc. 181,693
175,884 ThredUp, Inc.
h
3,806,130
17,242 Toll Brothers, Inc. 1,037,451
1,829 TopBuild Corporation
h
469,998
18,105 Tri Pointe Homes, Inc.
h
437,960
14,620 TripAdvisor, Inc.
h
482,021
3,740 Tupperware Brands Corporation
h
83,178
4,253 Ulta Beauty, Inc.
h
1,562,382
2,612 Urban Outfitters, Inc.
h
83,401
Shares Common Stock (25.2%) Value
Consumer Discretionary (3.1%) - continued
2,148 Vail Resorts, Inc. $ 740,437
1,257 Wayfair, Inc.
g,h
313,119
9,679 Weight Watchers International,
Inc.
h
168,027
559 Williams-Sonoma, Inc. 103,823
11,214 Wingstop, Inc. 1,934,079
3,960 Wolverine World Wide, Inc. 131,353
7,123 Workhorse Group, Inc.
g,h
47,938
27,416 Wyndham Hotels & Resorts, Inc. 2,315,830
9,618 Yum! Brands, Inc. 1,201,673
29,224 Zumiez, Inc.
h
1,189,417
Total 129,292,146
Consumer Staples (0.7%)
3,721 Altria Group, Inc. 164,133
4,794 BJ's Wholesale Club Holdings,
Inc.
h
280,161
56 Casey's General Stores, Inc. 10,726
1,550 Church & Dwight Company, Inc. 135,408
10,905 Colgate-Palmolive Company 830,852
5,148 Costco Wholesale Corporation 2,530,448
30,973 Coty, Inc.
h
262,651
8,335 Darling Ingredients, Inc.
h
704,474
90,469 e.l.f. Beauty, Inc.
h
2,923,053
33,892 Hain Celestial Group, Inc.
h
1,520,734
1,846 Hershey Company 323,696
1,856 Ingredion, Inc. 176,747
9,909 John B. Sanfilippo & Son, Inc. 837,311
1,712 Kimberly-Clark Corporation 221,687
56,658 Lamb Weston Holdings, Inc. 3,198,344
1,235 Medifast, Inc. 242,394
6,042 Molson Coors Beverage Company 266,392
14,286 Monster Beverage Corporation
h
1,214,310
31,108 Philip Morris International, Inc. 2,940,950
120,901 Primo Water Corporation 1,922,326
9,602 Procter & Gamble Company 1,372,990
1,034 Seneca Foods Corporation
h
53,385
18,484 Sprouts Farmers Markets, Inc.
h
409,236
3,808 Sysco Corporation 292,835
94,600 Turning Point Brands, Inc. 3,610,882
4,035 US Foods Holding Corporation
h
139,894
9,075 Walmart, Inc. 1,355,987
Total 27,942,006
Energy (0.7%)
39,086 Antero Midstream Corporation 415,875
35,593 Antero Resources Corporation
h
707,233
88,237 APA Corporation 2,312,692
33,097 Archrock, Inc. 271,064
1,060 Bonanza Creek Energy, Inc. 59,508
14,037 BP plc ADR 404,125
686 Callon Petroleum Company
h
35,487
29,152 Centennial Resource
Development, Inc.
h
209,894
12,420 ChampionX Corporation
h
325,777
3,938 Chevron Corporation 450,862
12,726 CNX Resources Corporation
h
185,927
8,427 ConocoPhillips 627,727
14,222 Continental Resources, Inc.
g
694,176
9,851 Core Laboratories NV 256,225
107,641 Devon Energy Corporation 4,314,251
14,936 Diamondback Energy, Inc. 1,600,990
908 Dril-Quip, Inc.
h
21,392
1,106 DT Midstream, Inc. 53,044

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (25.2%) Value
Energy (0.7%) - continued
32,047 EnLink Midstream, LLC $ 251,569
19,463 Enterprise Products Partners, LP 441,421
10,621 EOG Resources, Inc. 982,018
7,075 Equitrans Midstream Corporation 72,943
5,316 Exterran Corporation
h
22,752
3,937 Exxon Mobil Corporation 253,818
30,091 Halliburton Company 751,974
17,044 Helix Energy Solutions Group, Inc.
h
64,426
66,789 Helmerich & Payne, Inc. 2,073,131
10,982 HollyFrontier Corporation 371,192
23,281 Kinder Morgan, Inc. 389,957
3,495 Magnolia Oil & Gas Corporation 72,976
105,709 Marathon Oil Corporation 1,725,171
4,930 Marathon Petroleum Corporation 325,035
3,930 Matador Resources Company 164,470
52,931 Nine Energy Service, Inc.
h
98,452
2,597 Northern Oil and Gas, Inc. 60,147
47,705 NOV, Inc.
h
668,824
2,680 Oceaneering International, Inc.
h
36,448
13,687 Peabody Energy Corporation
h
162,738
3,978 Pioneer Natural Resources
Company 743,806
34,884 ProPetro Holding Corporation
h
334,538
3,470 Ranger Oil Corporation, Class A
h
114,649
8,722 RPC, Inc.
h
47,012
17,064 Schlumberger, Ltd. 550,485
29,120 SM Energy Company 999,398
161,233 Southwestern Energy Company
h
786,817
45,820 Talos Energy, Inc.
h
594,285
6,242 Targa Resources Corporation 341,250
123,720 TechnipFMC plc
h
911,816
153 Texas Pacific Land Corporation 194,871
75,188 Transocean, Ltd.
g,h
265,414
11,682 Valero Energy Corporation 903,369
3,500 World Fuel Services Corporation 106,855
Total 28,830,276
Financials (3.8%)
61,848 Air Lease Corporation 2,477,012
2,052 Alleghany Corporation
h
1,336,632
1,073 Allegiance Bancshares, Inc. 42,029
39,256 Ally Financial, Inc. 1,874,081
12,862 American Equity Investment Life
Holding Company 409,912
2,579 American Express Company 448,179
8,307 American Financial Group, Inc. 1,130,084
1,527 Ameriprise Financial, Inc. 461,353
24,077 Ameris Bancorp 1,261,394
18,844 Annaly Capital Management, Inc. 159,420
22,137 Apollo Commercial Real Estate
Finance, Inc. 335,154
55,699 Arch Capital Group, Ltd.
h
2,329,332
9,464 Arthur J. Gallagher & Company 1,586,829
5,858 Artisan Partners Asset
Management, Inc. 290,205
61,469 Assured Guaranty, Ltd. 3,416,447
39,607 Bank of America Corporation 1,892,422
575 Bank of Marin Bancorp 21,913
32,606 Bank of N.T. Butterfield & Son, Ltd. 1,170,555
13,942 Bank of New York Mellon
Corporation 825,366
10,947 BankFinancial Corporation 124,686
16,200 BankUnited, Inc. 657,072
15,365 Banner Corporation 887,482
6,725 Berkshire Hathaway, Inc.
h
1,930,142
Shares Common Stock (25.2%) Value
Financials (3.8%) - continued
3,074 BlackRock, Inc. $ 2,900,196
4,813 Blackstone Mortgage Trust, Inc. 158,348
76,193 Bridgewater Bancshares, Inc.
h
1,378,331
11,083 Brighthouse Financial, Inc.
h
556,699
3,276 BrightSpire Capital, Inc. 32,138
8,641 Brookline Bancorp, Inc. 138,688
4,169 Brown & Brown, Inc. 263,106
64,073 Byline Bancorp, Inc. 1,650,520
5,395 Cadence Bank 156,563
2,730 Capital One Financial Corporation 412,312
7,758 Cboe Global Markets, Inc. 1,023,591
26,034 Central Pacific Financial
Corporation 715,675
16,161 Charles Schwab Corporation 1,325,687
18,016 Chimera Investment Corporation 281,230
3,371 Chubb, Ltd. 658,626
5,505 Cincinnati Financial Corporation 668,527
34,686 Citigroup, Inc. 2,398,884
26,866 Citizens Financial Group, Inc. 1,272,911
3,385 CME Group, Inc. 746,562
8,362 CNO Financial Group, Inc. 201,859
258 Coinbase Global, Inc.
h
82,410
68,964 Columbia Banking System, Inc. 2,353,741
5,768 Comerica, Inc. 490,799
17,372 Community Trust Bancorp, Inc. 758,809
29,494 Customers Bancorp, Inc.
h
1,571,735
225 Diamond Hill Investment Group,
Inc. 48,794
198 Dime Community Bancshares, Inc. 7,065
2,793 Discover Financial Services 316,503
4,472 East West Bancorp, Inc. 355,435
6,287 Ellington Residential Mortgage
REIT 76,324
6,407 Enova International, Inc.
h
207,843
36,269 Enterprise Financial Services
Corporation 1,705,368
52,482 Equitable Holdings, Inc. 1,758,147
17,135 Essent Group, Ltd. 822,480
85,045 F.N.B. Corporation 990,774
1,833 FactSet Research Systems, Inc. 813,650
790 Federal Agricultural Mortgage
Corporation 99,611
4,093 Federated Hermes, Inc. 136,338
13,470 Financial Institutions, Inc. 429,962
192 First American Financial
Corporation 14,043
84,935 First Bancorp 1,159,363
22,374 First Busey Corporation 570,313
1,720 First Commonwealth Financial
Corporation 26,316
11,323 First Financial Corporation 485,191
82,215 First Horizon Corporation 1,395,189
792 First Mid-Illinois Bancshares, Inc. 34,119
1,613 First of Long Island Corporation 32,470
1,742 First Republic Bank 376,847
6,079 Flushing Financial Corporation 146,018
51,017 Franklin Resources, Inc. 1,606,525
73,853 Fulton Financial Corporation 1,189,033
18,555 Glacier Bancorp, Inc. 1,025,906
13,383 Granite Point Mortgage Trust, Inc. 179,332
17,281 Great Southern Bancorp, Inc. 975,167
25,421 Hamilton Lane, Inc. 2,656,749
38,435 Hancock Whitney Corporation 1,901,764
31,184 Hanmi Financial Corporation 691,973
11,921 Hanover Insurance Group, Inc. 1,502,046

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (25.2%) Value
Financials (3.8%) - continued
72,764 Heartland Financial USA, Inc. $ 3,646,932
2,232 Heritage Commerce Corporation 26,762
4,694 Heritage Financial Corporation 116,599
11,338 HomeStreet, Inc. 534,700
13,224 Hometrust Bancshares, Inc. 402,010
133,298 Hope Bancorp, Inc. 1,944,818
19,118 Horizon Bancorp, Inc. 364,580
11,286 Houlihan Lokey, Inc. 1,264,935
28,317 Independent Bank Corporation 637,982
1,923 International Bancshares
Corporation 81,535
67,737 Invesco Mortgage Capital, Inc. 212,694
39,762 Invesco, Ltd. 1,010,352
13,960 J.P. Morgan Chase & Company 2,371,664
924 Jefferies Financial Group, Inc. 39,732
29,020 Kinsale Capital Group, Inc. 5,431,093
3,402 Ladder Capital Corporation 40,824
8,404 Lakeland Bancorp, Inc. 151,104
13,254 Lincoln National Corporation 956,276
2,547 LPL Financial Holdings, Inc. 417,759
4,468 Marsh & McLennan Companies,
Inc. 745,262
4,311 Mercantile Bank Corporation 148,169
491 Merchants Bancorp 21,815
67,949 MFA Financial, Inc. 306,450
13,031 Midland States Bancorp, Inc. 334,375
23,373 MidWestOne Financial Group, Inc. 732,744
4,190 Moody's Corporation 1,693,389
9,519 Morgan Stanley 978,363
4,489 MSCI, Inc. 2,984,646
17,341 Navient Corporation 341,618
20,574 NMI Holdings, Inc.
h
499,537
6,173 Northern Trust Corporation 759,526
7,376 OceanFirst Financial Corporation 163,526
9,563 OFG Bancorp 247,682
419 Old National Bancorp 7,157
8,679 Old Second Bancorp, Inc. 117,514
438 Peapack-Gladstone Financial
Corporation 14,695
1,280 Peoples Bancorp, Inc. 40,909
41,038 Popular, Inc. 3,342,135
10,585 Premier Financial Corporation 337,450
12,233 Primerica, Inc. 2,058,080
10,739 QCR Holdings, Inc. 592,148
105,804 Radian Group, Inc. 2,525,541
7,717 Raymond James Financial, Inc. 760,819
170 Ready Capital Corporation 2,630
9,264 Reinsurance Group of America,
Inc. 1,093,893
5,867 RenaissanceRe Holdings, Ltd. 831,941
6,048 S&P Global, Inc. 2,867,720
934 S&T Bancorp, Inc. 28,543
54 Safety Insurance Group, Inc. 4,234
70,809 Seacoast Banking Corporation of
Florida 2,579,572
21,705 SEI Investments Company 1,368,283
7,877 Selective Insurance Group, Inc. 617,320
8,719 Signature Bank 2,596,693
17,960 Starwood Property Trust, Inc. 457,441
14,512 State Street Corporation 1,430,158
6,213 Synchrony Financial 288,594
59,705 Synovus Financial Corporation 2,781,656
5,364 T. Rowe Price Group, Inc. 1,163,344
4,059 Territorial Bancorp, Inc. 101,840
33,377 Texas Capital Bancshares, Inc.
h
2,022,646
Shares Common Stock (25.2%) Value
Financials (3.8%) - continued
12,647 TMX Group, Ltd. $ 1,369,240
5,288 Torchmark Corporation 470,738
2,464 Towne Bank 77,665
18,330 TPG RE Finance Trust, Inc. 239,573
6,133 TriCo Bancshares 268,809
23,811 Triumph Bancorp, Inc.
h
2,793,030
11,265 Truist Financial Corporation 714,990
12,856 TrustCo Bank Corporation NY 431,447
7,177 Trustmark Corporation 228,300
82,236 Umpqua Holdings Corporation 1,681,726
1,711 Univest Financial Corporation 49,106
74,942 Unum Group 1,908,773
1,242 Valley National Bancorp 16,469
3,086 Washington Trust Bancorp, Inc. 168,681
1,219 Waterstone Financial, Inc. 25,197
18,194 Wells Fargo & Company 930,805
349 WesBanco, Inc. 12,135
79,878 Western Alliance Bancorp 9,273,037
23,800 Western Asset Mortgage Capital
Corporation 59,976
18,420 Wintrust Financial Corporation 1,630,170
4,224 WisdomTree Investments, Inc. 26,991
37,173 Zions Bancorporation, N.A. 2,341,527
1,099 Zurich Insurance Group AG 487,100
Total 155,850,200
Health Care (3.3%)
17,205 908 Devices, Inc.
h
566,044
3,770 Abbott Laboratories 485,915
4,173 AbbVie, Inc. 478,518
68,265 ACADIA Pharmaceuticals, Inc.
h
1,225,357
59,083 Adaptive Biotechnologies
Corporation
h
1,973,963
14,347 Agilent Technologies, Inc. 2,259,509
106,226 Agilon Health, Inc.
h
2,602,537
1,796 Align Technology, Inc.
h
1,121,368
590 Allakos, Inc.
h
59,342
8,298 Allogene Therapeutics, Inc.
h
143,057
8,823 American Well Corporation
h
79,407
7,995 Amgen, Inc. 1,654,725
9,850 AMN Healthcare Services, Inc.
h
972,195
2,416 Anthem, Inc. 1,051,274
1,510 Arcutis Biotherapeutics, Inc.
h
31,982
9,871 Arena Pharmaceuticals, Inc.
h
566,497
6,202 Argenx SE ADR
h
1,872,756
14,303 Ascendis Pharma AS ADR
h
2,168,478
68 Atrion Corporation 49,504
52,296 Avantor, Inc.
h
2,111,712
45,612 Axonics Modulation Technologies,
Inc.
h
3,345,640
12,133 Baxter International, Inc. 958,022
2,207 Becton, Dickinson and Company 528,775
1,614 Biogen, Inc.
h
430,421
497 Bio-Rad Laboratories, Inc.
h
394,956
8,289 Bio-Techne Corporation 4,340,535
706 Boston Scientific Corporation
h
30,450
1,034 Bristol-Myers Squibb Company 60,386
26,145 Centene Corporation
h
1,862,570
1,020 Cerner Corporation 75,776
4,753 Charles River Laboratories
International, Inc.
h
2,132,576
1,628 Chemed Corporation 785,103
2,583 Cigna Holding Company 551,755
4,504 Cooper Companies, Inc. 1,877,808
4,045 CRISPR Therapeutics AG
g,h
369,430

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (25.2%) Value
Health Care (3.3%) - continued
6,311 CryoLife, Inc.
h
$ 130,259
3,991 CVS Health Corporation 356,316
2,231 Danaher Corporation 695,559
7,167 Dentsply Sirona, Inc. 410,024
8,071 DermTech, Inc.
h
220,742
5,653 Dexcom, Inc.
h
3,523,006
9,075 Editas Medicine, Inc.
h
333,234
14,437 Edwards Lifesciences Corporation
h
1,729,841
900 Generation Bio Company
h
18,864
31,039 Gilead Sciences, Inc. 2,013,810
6,630 GlaxoSmithKline plc ADR
g
280,648
5,629 Global Blood Therapeutics, Inc.
h
205,571
33,135 GoodRx Holdings, Inc.
g,h
1,477,821
22,511 Guardant Health, Inc.
h
2,629,060
676 Haemonetics Corporation
h
46,448
28,454 Halozyme Therapeutics, Inc.
h
1,083,244
2,501 HCA Healthcare, Inc. 626,400
3,063 HealthEquity, Inc.
h
202,709
1,062 ICU Medical, Inc.
h
248,646
6,420 Illumina, Inc.
h
2,664,685
35,043 Immunocore Holdings plc ADR
h
1,349,856
20,041 InMode, Ltd.
h
1,898,684
970 Inogen, Inc.
h
38,460
12,378 Inspire Medical Systems, Inc.
h
3,336,861
14,863 Insulet Corporation
h
4,607,827
1,747 Integra LifeSciences Holdings
Corporation
h
116,106
1,675 Intuitive Surgical, Inc.
h
604,893
1,037 Invitae Corporation
h
27,480
71,193 Ionis Pharmaceuticals, Inc.
h
2,268,921
4,718 IQVIA Holding, Inc.
h
1,233,380
19,138 Johnson & Johnson 3,117,197
1,581 Laboratory Corporation of America
Holdings
h
453,779
158,538 Lantheus Holdings, Inc.
h
3,708,204
4,302 Lineage Cell Therapeutics, Inc.
h
9,809
10,024 Maravai LifeSciences Holdings,
Inc.
h
423,915
2,759 Masimo Corporation
h
782,287
22,325 Medtronic plc 2,675,874
11,811 Merck & Company, Inc. 1,039,959
550 Mettler-Toledo International, Inc.
h
814,484
1,718 Molina Healthcare, Inc.
h
508,047
603 Morphic Holding, Inc.
h
34,672
22,731 Natera, Inc.
h
2,604,291
7,185 National HealthCare Corporation 502,519
1,844 Neogen Corporation
h
78,020
28,174 Nevro Corporation
h
3,204,511
2,429 Novo Nordisk AS ADR 267,506
26,372 NuVasive, Inc.
h
1,407,210
5,425 Organogenesis Holdings, Inc.
h
59,566
505 Orthofix Medical, Inc.
h
18,170
2,586 Owens & Minor, Inc. 92,786
34,240 Phreesia, Inc.
h
2,415,290
8,560 Premier, Inc. 333,412
50,312 Progyny, Inc.
h
3,090,666
38,586 Pulmonx Corporation
g,h
1,502,153
2,884 Reata Pharmaceuticals, Inc.
h
276,893
546 Regeneron Pharmaceuticals, Inc.
h
349,407
15,004 Repligen Corporation
h
4,358,662
4,125 Rubius Therapeutics, Inc.
h
58,616
12,089 Sarepta Therapeutics, Inc.
h
956,603
44,680 Silk Road Medical, Inc.
h
2,623,163
1,229 STAAR Surgical Company
h
145,587
10,328 Stryker Corporation 2,747,971
Shares Common Stock (25.2%) Value
Health Care (3.3%) - continued
46,382 Syneos Health, Inc.
h
$ 4,329,296
31,282 Tactile Systems Technology, Inc.
h
1,078,916
1,628 Teladoc Health, Inc.
g,h
243,533
6,410 Teleflex, Inc. 2,287,985
1,616 Tenet Healthcare Corporation
h
115,803
822 Thermo Fisher Scientific, Inc. 520,384
25,652 Tilray, Inc.
g,h
264,216
27,759 Travere Therapeutics, Inc.
h
799,737
1,041 U.S. Physical Therapy, Inc. 112,282
5,686 UnitedHealth Group, Inc. 2,618,232
2,639 Universal Health Services, Inc. 327,500
811 Vaxcyte, Inc.
h
18,977
5,403 Veeva Systems, Inc.
h
1,712,805
2,066 Viatris, Inc. 27,581
142,749 Viemed Healthcare, Inc.
h
817,952
32,020 Vor BioPharma, Inc.
h
503,675
7,282 VYNE Therapeutics, Inc.
h
9,758
664 Waters Corporation
h
244,053
3,041 Zimmer Biomet Holdings, Inc. 435,228
18,682 Zoetis, Inc. 4,039,048
43,228 Zymeworks, Inc. 961,823
Total 135,727,711
Industrials (4.6%)
6,958 A.O. Smith Corporation 508,421
14,563 Advanced Drainage Systems, Inc. 1,642,706
7,272 AECOM
h
497,187
1,328 Allegion plc 170,382
46,065 Altra Industrial Motion Corporation 2,402,290
20,849 AMETEK, Inc. 2,760,408
1,750 Armstrong World Industries, Inc. 184,887
54,321 ASGN, Inc.
h
6,500,051
863 Avis Budget Group, Inc.
h
149,567
15,222 AZZ, Inc. 808,745
1,652 Babcock & Wilcox Enterprises,
Inc.
h
11,283
83,772 Badger Infrastructure Solution 2,311,582
8,723 Bloom Energy Corporation
h
272,681
12,821 Carlisle Companies, Inc. 2,858,057
812 Caterpillar, Inc. 165,656
20,676 CBIZ, Inc.
h
759,016
25,239 Chart Industries, Inc.
h
4,480,427
42,232 Crane Company 4,361,721
9,422 CSW Industrials, Inc. 1,306,078
12,370 CSX Corporation 447,423
1,463 Cummins, Inc. 350,886
30,918 Curtiss-Wright Corporation 3,947,610
1,306 Deere & Company 447,057
13,629 Delta Air Lines, Inc.
h
533,303
35,471 Desktop Metal, Inc.
g,h
247,942
1,919 Douglas Dynamics, Inc. 81,174
4,510 Dover Corporation 762,551
53,687 Driven Brands Holdings, Inc.
h
1,743,217
65,829 Dun & Bradstreet Holdings, Inc.
h
1,240,218
10,158 Eaton Corporation plc 1,673,632
10,635 EMCOR Group, Inc. 1,292,046
11,462 Emerson Electric Company 1,111,929
1,914 Expeditors International of
Washington, Inc. 235,920
17,641 Fastenal Company 1,006,948
98,640 First Advantage Corporation
h
1,844,568
9,579 Flowserve Corporation 322,046
12,162 Forrester Research, Inc.
h
647,626
36,056 Forward Air Corporation 3,625,791
3,698 GATX Corporation 350,755

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (25.2%) Value
Industrials (4.6%) - continued
7,344 Generac Holdings, Inc.
h
$ 3,661,425
8,774 General Dynamics Corporation 1,778,928
3,734 Gorman-Rupp Company 158,770
42,677 GrafTech International, Ltd. 456,644
410 GXO Logistics, Inc.
h
36,408
3,757 Harsco Corporation
h
64,245
23,280 Helios Technologies, Inc. 2,119,644
13,940 Honeywell International, Inc. 3,047,563
121,312 Howmet Aerospace, Inc. 3,601,753
12,094 Hubbell, Inc. 2,411,181
726 ICF International, Inc. 72,956
16,119 IDEX Corporation 3,587,606
3,722 Illinois Tool Works, Inc. 848,132
3,265 ITT Corporation 307,139
343 JB Hunt Transport Services, Inc. 67,636
1,136 JetBlue Airways Corporation
h
15,938
720 John Bean Technologies
Corporation 106,380
10,733 Johnson Controls International plc 787,480
1,052 Kaman Corporation 37,651
535 Kansas City Southern 165,984
4,383 Kennametal, Inc. 174,224
5,661 L3Harris Technologies, Inc. 1,305,087
11,480 Landstar System, Inc. 2,018,299
1,663 Lennox International, Inc. 497,703
47,906 Lincoln Electric Holdings, Inc. 6,821,814
3,453 Linde plc 1,102,198
3,367 Lockheed Martin Corporation 1,118,921
27,648 Manpower, Inc. 2,672,179
600 Masco Corporation 39,330
1,158 Masonite International
Corporation
h
138,972
23,235 Mercury Systems, Inc.
h
1,197,532
159,717 Meritor, Inc.
h
3,887,512
41,244 Middleby Corporation
h
7,524,555
9,062 MSC Industrial Direct Company,
Inc. 761,842
38,207 NAPCO Security Technologies,
Inc.
h
1,832,408
8,416 Nikola Corporation
g,h
99,309
1,313 Nordson Corporation 333,778
1,533 Norfolk Southern Corporation 449,246
21,982 Nutrien, Ltd. 1,536,762
7,896 nVent Electric plc 279,913
10,384 Old Dominion Freight Line, Inc. 3,544,578
4,725 Parker-Hannifin Corporation 1,401,388
22,529 Pitney Bowes, Inc. 156,351
4,154 Quad/Graphics, Inc.
h
16,367
16,216 Quanta Services, Inc. 1,966,676
83,091 Ranpak Holdings Corporation
h
2,863,316
5,124 Raytheon Technologies
Corporation 455,319
10,002 RBC Bearings, Inc.
h
2,339,768
62,738 Regal Rexnord Corporation 9,556,880
419 Robert Half International, Inc. 47,376
55,315 Rush Enterprises, Inc. 2,880,805
910 Ryder System, Inc. 77,304
6,166 Saia, Inc.
h
1,927,738
12,467 Simpson Manufacturing Company,
Inc. 1,322,624
4,155 SkyWest, Inc.
h
178,790
10,919 Smith & Wesson Brands, Inc. 234,758
1,870 Snap-On, Inc. 380,040
26,738 Southwest Airlines Company
h
1,264,173
1,231 SPX FLOW, Inc. 91,968
Shares Common Stock (25.2%) Value
Industrials (4.6%) - continued
19,014 Standex International Corporation $ 2,115,688
3,407 Stanley Black & Decker, Inc. 612,340
104,171 Summit Materials, Inc.
h
3,713,696
130,278 Sun Country Airlines Holdings,
Inc.
h
3,944,818
7,768 Sunrun, Inc.
h
448,058
4,569 Technip Energies NV ADR
h
69,997
1,868 Teledyne Technologies, Inc.
h
839,143
35 Tetra Tech, Inc. 6,148
1,966 Thermon Group Holdings, Inc.
h
33,972
23,966 Timken Company 1,700,388
3,964 Toro Company 378,443
3,235 Trane Technologies plc 585,309
27,570 TransUnion 3,178,545
13,151 Trex Company, Inc.
h
1,399,266
15,062 TriMas Corporation
h
502,318
18,461 Tutor Perini Corporation 251,439
12,982 Uber Technologies, Inc.
h
568,871
1,782 UniFirst Corporation 352,765
14,280 Union Pacific Corporation 3,447,192
2,949 United Airlines Holdings, Inc.
h
136,067
4,501 United Parcel Service, Inc. 960,828
16,838 United Rentals, Inc.
h
6,383,454
75,408 US Ecology, Inc.
h
2,427,384
6,115 Valmont Industries, Inc. 1,461,240
20,154 Vicor Corporation
h
3,055,145
2,692 Waste Connections, Inc. 366,139
3,996 Watsco, Inc. 1,157,162
722 Watts Water Technologies, Inc. 137,194
5,779 Werner Enterprises, Inc. 261,904
22,305 WESCO International, Inc.
h
2,889,836
16,077 Willdan Group, Inc.
h
537,454
140,908 WillScot Mobile Mini Holdings
Corporation
h
4,896,553
2,875 Woodward, Inc. 324,731
2,698 Xylem, Inc. 352,332
Total 191,390,872
Information Technology (5.1%)
6,182 Accenture plc 2,218,040
3,655 ACI Worldwide, Inc.
h
112,135
1,964 Adobe, Inc.
h
1,277,307
10,561 Advanced Energy Industries, Inc. 969,711
3,205 Advanced Micro Devices, Inc.
h
385,337
31,365 Agilysys, Inc.
h
1,496,738
44,399 Alignment Healthcare, Inc.
g,h
881,764
14,355 Alliance Data Systems Corporation 1,223,764
2,307 Alteryx, Inc.
h
168,849
46,252 Amphenol Corporation 3,550,766
60,060 Anaplan, Inc.
h
3,916,513
4,517 ANSYS, Inc.
h
1,714,563
81,571 Apple, Inc. 12,219,336
30,184 AppLovin Corporation
h
2,965,578
1,060 Automatic Data Processing, Inc. 237,959
18,733 Avalara, Inc.
h
3,365,196
21,489 Axcelis Technologies, Inc.
h
1,180,391
45,283 Bandwidth, Inc.
h
3,861,734
2,531 Benchmark Electronics, Inc. 58,998
48,316 BigCommerce Holdings, Inc.
h
2,232,682
21,741 Bill.com Holdings, Inc.
h
6,398,594
981 Broadridge Financial Solutions,
Inc. 175,020
4,005 Cadence Design Systems, Inc.
h
693,306
77,260 Calix, Inc.
h
4,835,703
5,444 CDK Global, Inc. 236,923

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (25.2%) Value
Information Technology (5.1%) - continued
3,489 CDW Corporation $ 651,222
41,061 Ciena Corporation
h
2,229,202
30,546 Cisco Systems, Inc. 1,709,660
37,600 Cognex Corporation 3,293,384
22,484 Computer Services, Inc. 1,236,620
593 Concentrix Corporation 105,364
8,676 Coupa Software, Inc.
h
1,975,525
1,867 CTS Corporation 66,503
23,081 Descartes Systems Group, Inc.
h
1,887,333
5,732 Diebold Nixdorf, Inc.
h
51,588
1,274 Digital Turbine, Inc.
h
109,640
618 Diodes, Inc.
h
59,384
8,585 DocuSign, Inc.
h
2,389,120
52,383 Dolby Laboratories, Inc. 4,628,038
45,558 Dropbox, Inc.
h
1,389,063
19,005 DXC Technology Company
h
618,993
11,532 Elastic NV
h
2,000,917
10,855 Endava plc ADR
h
1,720,083
6,195 Enphase Energy, Inc.
h
1,434,948
3,465 EPAM Systems, Inc.
h
2,332,777
3,539 ePlus, Inc.
h
391,307
586 ExlService Holdings, Inc.
h
71,861
2,973 eXp World Holdings, Inc. 153,407
2,655 F5 Networks, Inc.
h
560,603
1,505 Fair Isaac Corporation
h
599,291
23,646 Five9, Inc.
h
3,736,304
5,383 FleetCor Technologies, Inc.
h
1,331,808
106,055 Gilat Satellite Networks, Ltd. 868,590
265 Global Payments, Inc. 37,892
27,665 Hewlett Packard Enterprise
Company 405,292
40,591 HP, Inc. 1,231,125
3,215 HubSpot, Inc.
h
2,604,889
8,451 Intel Corporation 414,099
3,527 Intuit, Inc. 2,207,867
15,988 Jack Henry & Associates, Inc. 2,661,682
4,010 KLA-Tencor Corporation 1,494,768
32,947 Knowles Corporation
h
686,615
4,872 Lam Research Corporation 2,745,713
32,670 Lattice Semiconductor
Corporation
h
2,268,605
4,870 Littelfuse, Inc. 1,434,459
41,753 LivePerson, Inc.
h
2,150,697
41,713 LiveRamp Holding, Inc.
h
2,232,063
3,504 Manhattan Associates, Inc.
h
636,116
8,971 Mastercard, Inc. 3,009,950
2,272 MAXIMUS, Inc. 192,143
789 MaxLinear, Inc.
h
49,707
3,696 Micron Technology, Inc. 255,394
52,713 Microsoft Corporation 17,480,685
18,156 MKS Instruments, Inc. 2,724,308
13,622 Monolithic Power Systems, Inc. 7,157,816
289 Motorola Solutions, Inc. 71,843
34,262 National Instruments Corporation 1,455,107
5,784 NetApp, Inc. 516,511
5,633 NICE, Ltd. ADR
h
1,594,252
9,618 Nova Measuring Instruments, Ltd.
h
1,044,707
9,152 NVIDIA Corporation 2,339,892
8,798 Okta, Inc.
h
2,174,690
4,910 Palo Alto Networks, Inc.
h
2,499,632
4,896 Paychex, Inc. 603,579
5,661 Paycom Software, Inc.
h
3,101,379
5,560 PayPal Holdings, Inc.
h
1,293,200
4,368 Photronics, Inc.
h
56,740
3,258 Progress Software Corporation 167,494
Shares Common Stock (25.2%) Value
Information Technology (5.1%) - continued
1,354 PTC, Inc.
h
$ 172,432
17,289 Q2 Holdings, Inc.
h
1,356,495
1,787 Qorvo, Inc.
h
300,627
8,420 QUALCOMM, Inc. 1,120,197
6,881 Rogers Corporation
h
1,383,907
11,213 SailPoint Technologies Holdings,
Inc.
h
538,000
3,212 Salesforce.com, Inc.
h
962,604
11,200 Samsung Electronics Company,
Ltd. 670,579
4,395 ScanSource, Inc.
h
157,253
9,488 Semtech Corporation
h
806,765
1,020 ServiceNow, Inc.
h
711,715
106,602 Sierra Wireless, Inc.
h
1,784,517
5,347 SiTime Corporation
h
1,416,367
3,060 Solaredge Technology, Ltd.
h
1,085,321
79,823 Sonos, Inc.
h
2,603,826
45,558 Sprout Social, Inc.
h
5,816,845
3,881 Square, Inc.
h
987,715
32,635 STMicroelectronics NV ADR
g
1,554,731
8,524 SYNNEX Corporation 895,020
2,451 TE Connectivity, Ltd. 357,846
29,240 Telefonaktiebolaget LM Ericsson
ADR 317,839
21,778 Texas Instruments, Inc. 4,082,939
24,390 Trade Desk, Inc.
h
1,827,055
211,853 TTM Technologies, Inc.
h
2,804,934
1,127 Unisys Corporation
h
28,817
1,492 Upland Software, Inc.
h
49,788
7,449 VeriSign, Inc.
h
1,658,669
1,225 Vertex, Inc.
h
25,505
6,076 Visa, Inc. 1,286,715
1,140 VMware, Inc.
g,h
172,938
8,042 Western Digital Corporation
h
420,516
2,324 WEX, Inc.
h
347,903
39,676 Workiva, Inc.
h
5,933,546
20,112 Xerox Holdings Corporation 357,994
5,662 Zoom Video Communications,
Inc.
h
1,555,068
4,726 Zscaler, Inc.
h
1,506,932
Total 212,040,273
Materials (0.9%)
173 Allegheny Technologies, Inc.
h
2,785
1,592 Amyris, Inc.
h
23,593
21,572 AptarGroup, Inc. 2,605,466
33,282 Ashland Global Holdings, Inc. 3,195,405
4,946 Avery Dennison Corporation 1,076,843
17,499 Axalta Coating Systems, Ltd.
h
545,794
403 Balchem Corporation 61,695
15,709 Ball Corporation 1,437,059
1,147 Cabot Corporation 61,192
48,403 Carpenter Technology Corporation 1,494,685
2,008 Celanese Corporation 324,312
12,069 CF Industries Holdings, Inc. 685,519
12,813 Chemours Company 359,020
16,523 Cleveland-Cliffs, Inc.
h
398,370
17,885 Compass Minerals International,
Inc. 1,173,256
21,823 Eastman Chemical Company 2,270,247
22,270 Ferroglobe Representation &
Warranty Insurance Trust
e,h
2
5,037 FMC Corporation 458,417
16,870 Graphic Packaging Holding
Company 336,219

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (25.2%) Value
Materials (0.9%) - continued
19,119 Ingevity Corporation
h
$ 1,489,561
10,618 Innospec, Inc. 962,097
185,067 Ivanhoe Mines, Ltd.
h
1,452,004
13,319 Kaiser Aluminum Corporation 1,293,808
510 Koppers Holdings, Inc.
h
17,896
8,008 LyondellBasell Industries NV 743,303
6,156 Martin Marietta Materials, Inc. 2,418,323
2,321 Materion Corporation 167,530
6,748 Minerals Technologies, Inc. 478,703
15,470 Myers Industries, Inc. 318,373
7,395 Neenah, Inc. 373,743
7 NewMarket Corporation 2,380
4,307 Nucor Corporation 480,877
4,064 O-I Glass, Inc.
h
53,035
6,144 Olin Corporation 350,085
13,435 Quaker Chemical Corporation 3,302,860
4,018 Reliance Steel & Aluminum
Company 587,271
1,566 Royal Gold, Inc. 155,065
2,459 RPM International, Inc. 214,425
8,527 Ryerson Holding Corporation 224,772
7,021 Sensient Technologies Corporation 671,208
1,378 Sherwin-Williams Company 436,289
3,407 Sonoco Products Company 197,436
31,348 Steel Dynamics, Inc. 2,071,476
1,854 SunCoke Energy, Inc. 13,386
2,688 Tronox Holdings plc 62,684
25,578 UFP Technologies, Inc.
h
1,583,022
12,443 United States Lime & Minerals, Inc. 1,536,462
28,014 United States Steel Corporation 739,290
2,032 Worthington Industries, Inc. 110,378
Total 39,017,621
Real Estate (1.6%)
7,358 AGNC Investment Corporation 117,139
51,346 Agree Realty Corporation 3,648,647
7,526 Alexandria Real Estate Equities,
Inc. 1,536,358
44,806 American Campus Communities,
Inc. 2,406,978
13,409 American Finance Trust, Inc. 111,026
2,103 Apartment Income REIT
Corporation 112,742
1,311 AvalonBay Communities, Inc. 310,287
32 Bluegreen Vacations Holding
Corporations
h
820
30,255 Camden Property Trust 4,934,590
12,559 CareTrust REIT, Inc. 260,599
20,941 CBRE Group, Inc.
h
2,179,539
5,402 Cedar Realty Trust, Inc. 120,303
9,750 Colliers International Group, Inc. 1,417,357
1,540 Community Healthcare Trust, Inc. 73,674
3,241 Corepoint Lodging, Inc.
h
55,875
42,289 CubeSmart 2,326,318
71,460 Cushman and Wakefield plc
h
1,314,149
7,646 Digital Realty Trust, Inc. 1,206,615
24,881 Duke Realty Corporation 1,399,307
5,445 EastGroup Properties, Inc. 1,076,912
29,610 EPR Properties 1,486,718
81,583 Essential Properties Realty Trust,
Inc. 2,430,358
1,159 Essex Property Trust, Inc. 393,979
5,467 Extra Space Storage, Inc. 1,079,022
3,473 Farmland Partners, Inc. 39,037
1,492 Federal Realty Investment Trust 179,562
Shares Common Stock (25.2%) Value
Real Estate (1.6%) - continued
38,211 First Industrial Realty Trust, Inc. $ 2,225,027
8,652 FirstService Corporation 1,729,708
26,562 Four Corners Property Trust, Inc. 770,298
5,952 Getty Realty Corporation 191,178
12,564 Gladstone Commercial
Corporation 274,649
12,756 Gladstone Land Corporation 282,418
14,868 Healthcare Realty Trust, Inc. 491,536
932 Highwoods Properties, Inc. 41,791
22,504 Host Hotels & Resorts, Inc.
h
378,742
63,231 Independence Realty Trust, Inc. 1,494,149
13,510 Industrial Logistics Properties Trust 379,496
4,544 Innovative Industrial Properties,
Inc. 1,195,481
1,571 Jones Lang LaSalle, Inc.
h
405,679
10,402 Kilroy Realty Corporation 700,887
7,011 Life Storage, Inc. 938,142
27,309 Medical Properties Trust, Inc. 582,501
89,112 MGIC Investment Corporation 1,440,050
24,378 National Retail Properties, Inc. 1,105,786
99,679 National Storage Affiliates Trust 6,225,950
1,326 NetSTREIT Corporation 32,142
53,434 New Residential Investment
Corporation 607,010
17,247 NexPoint Residential Trust, Inc. 1,221,433
2,159 Omega Healthcare Investors, Inc. 63,388
4,432 One Liberty Properties, Inc. 138,544
12,319 Opendoor Technologies, Inc.
h
292,083
3,076 Preferred Apartment Communities,
Inc. 38,788
6,232 Public Storage, Inc. 2,070,146
18,072 Rayonier, Inc. REIT 674,628
4,478 Realty Income Corporation 319,864
1,011 Redfin Corporation
h
51,905
65,338 Rexford Industrial Realty, Inc. 4,390,714
815 RMR Group, Inc. 28,354
18,015 Sabra Health Care REIT, Inc. 254,912
4,769 SBA Communications Corporation 1,646,879
64,684 Service Properties Trust 696,647
13,156 Spirit Realty Capital, Inc. 643,723
26,291 STAG Industrial, Inc. 1,144,447
16,300 Store Capital Corporation 559,579
26,577 UDR, Inc. 1,475,821
11,471 UMH Properties, Inc. 274,616
Total 67,697,002
Utilities (0.5%)
26,077 Alliant Energy Corporation 1,475,176
3,121 American States Water Company 283,512
6,762 Artesian Resources Corporation 271,968
5,055 Avista Corporation 201,239
5,092 Black Hills Corporation 338,007
53,223 CenterPoint Energy, Inc. 1,385,927
502 Chesapeake Utilities Corporation 65,797
5,586 CMS Energy Corporation 337,115
5,980 Consolidated Water Company,
Ltd. 66,438
2,213 DTE Energy Company 250,844
4,839 Duke Energy Corporation 493,626
16,614 Entergy Corporation 1,711,574
8,274 Essential Utilities, Inc. 389,457
7,457 Exelon Corporation 396,638
2,020 MDU Resources Group, Inc. 62,075
747 MGE Energy, Inc. 56,690
254 Middlesex Water Company 27,970

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (25.2%) Value
Utilities (0.5%) - continued
137,841 NiSource, Inc. $ 3,400,537
19,287 NorthWestern Corporation 1,096,659
1,513 Otter Tail Corporation 93,821
23,366 Pinnacle West Capital Corporation 1,506,873
33,302 Portland General Electric
Company 1,642,122
884 PPL Corporation 25,459
32,808 Sempra Energy 4,187,285
28,209 Spire, Inc. 1,770,397
14,870 UGI Corporation 645,507
91 Unitil Corporation 3,799
688 Vistra Energy Corporation 13,478
Total 22,199,990
Total Common Stock
(cost $740,708,913) 1,045,270,684
Principal
Amount Long-Term Fixed Income ( 13.9% ) Value
Asset-Backed Securities (0.8%)
510 Asset Backed Trust
$ 525,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
i,j
521,204
Access Group, Inc.
59,928
0.589%,  (LIBOR 1M +
0.500%), 2/25/2036, Ser.
2013-1, Class A
d,i
59,395
Aimco CLO 11, Ltd.
800,000
1.504%,  (LIBOR 3M +
1.380%), 10/15/2031, Ser.
2020-11A, Class A1
d,i
800,000
Arch Street CLO, Ltd.
350,000
2.432%,  (LIBOR 3M +
2.300%), 10/20/2028, Ser.
2016-2A, Class CR2
d,i
350,079
350,000
3.582%,  (LIBOR 3M +
3.450%), 10/20/2028, Ser.
2016-2A, Class DR2
d,i
348,886
Ares CLO, Ltd.
700,000
1.522%,  (LIBOR 3M +
1.400%), 10/17/2030, Ser.
2018-28RA, Class A2
d,i
700,313
Ares XXXIIR CLO, Ltd.
650,000
2.125%,  (LIBOR 3M +
2.000%), 5/15/2030, Ser.
2014-32RA, Class A2BR
d,i
650,062
Assurant CLO I, Ltd.
350,000
1.833%,  (LIBOR 3M +
1.700%), 10/20/2034, Ser.
2017-1A, Class BR
c,d,i
350,037
Balboa Bay Loan Funding, Ltd.
400,000
1.882%,  (LIBOR 3M +
1.750%), 1/20/2032, Ser.
2020-1A, Class B
d,i
400,164
Buttermilk Park CLO, Ltd.
1,150,000
1.524%,  (LIBOR 3M +
1.400%), 10/15/2031, Ser.
2018-1A, Class A2
d,i
1,150,513
Carlyle Global Market Strategies
CLO, Ltd.
750,000
1.574%,  (LIBOR 3M +
1.450%), 7/15/2031, Ser.
2014-5A, Class A2RR
d,i
750,234
Principal
Amount Long-Term Fixed Income (13.9%) Value
Asset-Backed Securities (0.8%) - continued
CarVal CLO II, Ltd.
$ 525,000
1.632%,  (LIBOR 3M +
1.500%), 4/20/2032, Ser.
2019-1A, Class BR
d,i
$ 525,049
300,000
2.132%,  (LIBOR 3M +
2.000%), 4/20/2032, Ser.
2019-1A, Class CR
d,i
300,013
CBAM, Ltd.
800,000
1.404%,  (LIBOR 3M +
1.280%), 2/12/2030, Ser.
2019-9A, Class A
d,i
800,178
Cent CLO, LP
200,000
2.424%,  (LIBOR 3M +
2.300%), 10/25/2028, Ser.
2018-27A, Class B
d,i
200,141
Cheniere Corpus Christi Holdings,
LLC
143,000 2.742%,  12/31/2039
i
139,739
CIFC Funding, Ltd.
300,000
1.732%,  (LIBOR 3M +
1.600%), 10/20/2031, Ser.
2020-3A, Class A2
d,i
300,324
CMFT Net Lease Master Issuer,
LLC
348,150
2.090%,  7/20/2051, Ser.
2021-1, Class A1
i
343,367
Colony American Finance Trust
683,347
2.835%,  6/15/2052, Ser.
2019-2, Class A
i
708,930
Commonbond Student Loan Trust
60,982
0.589%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
d,i
60,688
CoreVest American Finance Trust
762,251
2.705%,  10/15/2052, Ser.
2019-3, Class A
i
786,268
Credit Suisse Mortgage Trust
639,706
1.174%,  7/25/2066, Ser.
2021-NQM6, Class A1
d,i
636,401
Dewolf Park CLO, Ltd.
500,000
1.574%,  (LIBOR 3M +
1.450%), 10/15/2030, Ser.
2017-1A, Class BR
d,i
500,022
Dryden 36 Senior Loan Fund
450,000
2.174%,  (LIBOR 3M +
2.050%), 4/15/2029, Ser.
2014-36A, Class CR3
d,i
450,250
Dryden Senior Loan Fund
650,000
1.522%,  (LIBOR 3M +
1.400%), 7/18/2030, Ser.
2018-65A, Class A2
d,i
650,675
ECMC Group Student Loan Trust
423,473
1.239%,  (LIBOR 1M +
1.150%), 11/25/2069, Ser.
2020-2A, Class A
d,i
430,813
Flatiron CLO, Ltd.
300,000
1.881%,  (LIBOR 3M +
1.750%), 11/20/2033, Ser.
2020-1A, Class B
d,i
300,382
FRTKL Trust
625,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
i
614,505

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (13.9%) Value
Asset-Backed Securities (0.8%) - continued
Galaxy XIX CLO, Ltd.
$ 400,000
1.974%,  (LIBOR 3M +
1.850%), 7/24/2030, Ser.
2015-19A, Class BRR
d,i
$ 400,115
Goldentree Loan Management,
Ltd.
500,000
1.525%,  (LIBOR 3M +
1.400%), 11/20/2030, Ser.
2017-2A, Class BR
d,i
499,999
Golub Capital Partners, Ltd.
416,000
1.332%,  (LIBOR 3M +
1.200%), 1/20/2031, Ser.
2015-23A, Class AR
d,i
415,425
Harley Marine Financing, LLC
1,337,959
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
i
1,311,354
Home Partners of America Trust
650,000
2.302%,  12/17/2026, Ser.
2021-2, Class B
c,e,i
649,994
560,230
2.078%,  9/19/2041, Ser.
2021-1, Class C
i
552,021
Laurel Road Prime Student Loan
Trust
221,786
5.259%,  11/25/2043, Ser.
2018-D, Class A
d,i
229,553
Longfellow Place CLO, Ltd.
1,000,000
1.874%,  (LIBOR 3M +
1.750%), 4/15/2029, Ser.
2013-1A, Class BR3
d,i
1,000,064
250,000
2.424%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
d,i
250,043
Madison Park Funding XIV, Ltd.
525,000
1.528%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
d,i
525,177
Madison Park Funding, Ltd.
500,000
2.232%,  (LIBOR 3M +
2.100%), 1/20/2029, Ser.
2012-10A, Class CR3
d,i
501,598
Magnetite XII, Ltd.
450,000
1.224%,  (LIBOR 3M +
1.100%), 10/15/2031, Ser.
2015-12A, Class ARR
d,i
450,131
Mello Mortgage Capital
Acceptance
662,118
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
d,i
668,506
Mercury Financial Credit Card
Master Trust
450,000
1.540%,  3/20/2026, Ser.
2021-1A, Class A
i
450,795
MRA Issuance Trust
500,000
1.832%,  (LIBOR 1M +
1.750%), 2/16/2022, Ser.
2021-EBO4, Class A1X
d,i
500,203
National Collegiate Trust
212,898
0.384%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
d,i
209,630
Principal
Amount Long-Term Fixed Income (13.9%) Value
Asset-Backed Securities (0.8%) - continued
OCP CLO, Ltd.
$ 450,000
2.124%,  (LIBOR 3M +
2.000%), 7/15/2030, Ser.
2017-13A, Class BR
d,i
$ 449,998
Octagon Investment Partners 32,
Ltd.
775,000
2.174%,  (LIBOR 3M +
2.050%), 7/15/2029, Ser.
2017-1A, Class CR
d,i
775,205
Octagon Investment Partners XVI,
Ltd.
100,000
1.522%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
d,i
100,085
OZLM IX, Ltd.
325,000
1.682%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
d,i
326,146
OZLM VIII, Ltd.
932,660
1.292%,  (LIBOR 3M +
1.170%), 10/17/2029, Ser.
2014-8A, Class A1RR
d,i
932,972
Palmer Square Loan Funding, Ltd.
400,000
1.782%,  (LIBOR 3M +
1.650%), 4/20/2027, Ser.
2019-1A, Class A2
d,i
400,266
Progress Residential Trust
300,000
1.888%,  5/17/2026, Ser.
2021-SFR3, Class B
i
298,512
ROC Securities Trust Series
550,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
d,i
546,676
Shackleton CLO, Ltd.
700,000
1.274%,  (LIBOR 3M +
1.150%), 7/15/2031, Ser.
2015-7RA, Class AR
d,i
700,266
SLM Student Loan Trust
168,856
0.489%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
d
166,157
Sound Point CLO XIV, Ltd.
650,000
2.174%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2016-3A, Class CR
d,i
649,578
Sound Point CLO XV, Ltd.
650,000
2.174%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2017-1A, Class CR
d,i
649,870
Sound Point CLO XXI, Ltd.
375,000
1.575%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
d,i
375,138
THL Credit Wind River CLO, Ltd.
225,000
1.562%,  (LIBOR 3M +
1.430%), 10/20/2033, Ser.
2020-1A, Class A
d,i
225,551
Toorak Mortgage Corporation, Ltd.
500,000
2.240%,  6/25/2024, Ser.
2021-1, Class A1
i,j
498,695
Upstart Securitization Trust
203,504
1.702%,  11/20/2030, Ser.
2020-3, Class A
*
204,397

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (13.9%) Value
Asset-Backed Securities (0.8%) - continued
VCAT Asset Securitization, LLC
$ 250,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
i,j
$ 248,728
Voya CLO, Ltd.
350,000
1.124%,  (LIBOR 3M +
1.000%), 10/15/2030, Ser.
2012-4A, Class A1R3
d,i
350,025
Whitebox CLO II, Ltd.
350,000
2.374%,  (LIBOR 3M +
2.250%), 10/24/2031, Ser.
2020-2A, Class B
d,i
350,311
Wind River CLO, Ltd.
375,000
1.732%,  (LIBOR 3M +
1.600%), 7/20/2030, Ser.
2013-1A, Class A2RR
d,i
375,086
325,000
2.132%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
d,i
325,088
Total 31,391,990
Basic Materials (0.2%)
Air Products and Chemicals, Inc.
450,000 2.700%,  5/15/2040 457,652
Alcoa Nederland Holding BV
190,000 5.500%,  12/15/2027
i
204,250
BWAY Holding Company
100,000 5.500%,  4/15/2024
i
100,220
Chemours Company
135,000 5.750%,  11/15/2028
i
138,712
Cleveland-Cliffs, Inc.
110,000 5.875%,  6/1/2027 114,400
70,000 4.625%,  3/1/2029
i
72,537
70,000 4.875%,  3/1/2031
i
72,887
Consolidated Energy Finance SA
228,000 5.625%,  10/15/2028
i
226,883
DowDuPont, Inc.
200,000 4.493%,  11/15/2025 222,511
First Quantum Minerals, Ltd.
235,000 7.500%,  4/1/2025
i
243,225
Freeport-McMoRan, Inc.
150,000 4.125%,  3/1/2028 155,250
210,000 4.250%,  3/1/2030 221,550
Glencore Funding, LLC
24,000 4.125%,  5/30/2023
i
25,188
222,000 4.000%,  3/27/2027
i
239,918
Hecla Mining Company
60,000 7.250%,  2/15/2028 64,575
Hudbay Minerals, Inc.
130,000 4.500%,  4/1/2026
i
129,675
Ingevity Corporation
200,000 3.875%,  11/1/2028
i
196,490
International Flavors and
Fragrances, Inc.
285,000 3.468%,  12/1/2050
i
305,472
International Paper Company
122,000 4.350%,  8/15/2048 152,732
Kinross Gold Corporation
168,000 5.950%,  3/15/2024 184,405
265,000 4.500%,  7/15/2027 298,274
Principal
Amount Long-Term Fixed Income (13.9%) Value
Basic Materials (0.2%) - continued
Mercer International, Inc.
$ 120,000 5.125%,  2/1/2029 $ 119,306
Novelis Corporation
55,000 3.250%,  11/15/2026
i
54,862
70,000 4.750%,  1/30/2030
i
72,800
55,000 3.875%,  8/15/2031
i
53,696
OCI NV
104,000 4.625%,  10/15/2025
i
108,160
Olin Corporation
220,000 5.125%,  9/15/2027 228,525
10,000 5.625%,  8/1/2029 10,922
SCIH Salt Holdings, Inc.
130,000 4.875%,  5/1/2028
g,i
127,075
SCIL USA Holdings, LLC
167,000 5.375%,  11/1/2026
c,i
168,358
Sherwin-Williams Company
207,000 3.125%,  6/1/2024 217,879
SPCM SA
139,000 3.375%,  3/15/2030
i
135,873
SunCoke Energy, Inc.
85,000 4.875%,  6/30/2029
i
84,363
Syngenta Finance NV
200,000 5.182%,  4/24/2028
i
223,518
Teck Resources, Ltd.
350,000 6.125%,  10/1/2035 452,218
Unifrax Escrow Issuer Corporation
124,000 5.250%,  9/30/2028
i
123,690
United States Steel Corporation
224,000 6.875%,  3/1/2029
g
239,680
Venator Finance SARL
140,000 5.750%,  7/15/2025
i
130,773
WestRock Company
215,000 3.750%,  3/15/2025 231,323
Xstrata Finance Canada, Ltd.
9,000 4.950%,  11/15/2021
i
9,012
Total 6,618,839
Capital Goods (0.3%)
AECOM
305,000 5.125%,  3/15/2027 336,644
Amsted Industries, Inc.
150,000 5.625%,  7/1/2027
i
156,000
10,000 4.625%,  5/15/2030
i
10,275
Ardagh Packaging Finance plc
280,000 5.250%,  8/15/2027
i
279,300
Boeing Company
440,000 5.930%,  5/1/2060 619,184
250,000 5.040%,  5/1/2027 283,865
175,000 5.150%,  5/1/2030 204,147
400,000 5.705%,  5/1/2040 513,584
Bombardier, Inc.
40,000 7.125%,  6/15/2026
i
41,950
130,000 7.875%,  4/15/2027
i
135,115
115,000 6.000%,  2/15/2028
i
116,006
Brand Industrial Services, Inc.
60,000 8.500%,  7/15/2025
i
59,625
Builders FirstSource, Inc.
85,000 5.000%,  3/1/2030
i
89,781

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (13.9%) Value
Capital Goods (0.3%) - continued
BWAY Holding Company
$ 130,000 7.250%,  4/15/2025
i
$ 125,869
Carrier Global Corporation
276,000 3.577%,  4/5/2050 299,001
425,000 2.700%,  2/15/2031 433,860
Cintas Corporation No. 2
135,000 3.700%,  4/1/2027 148,794
CNH Industrial NV
125,000 3.850%,  11/15/2027 137,427
Coinbase Global, Inc.
70,000 3.375%,  10/1/2028
i
67,550
Cornerstone Building Brands, Inc.
170,000 6.125%,  1/15/2029
i
176,375
Covanta Holding Corporation
120,000 6.000%,  1/1/2027 124,050
65,000 5.000%,  9/1/2030 64,675
CP Atlas Buyer, Inc.
110,000 7.000%,  12/1/2028
i
106,425
Crown Cork & Seal Company, Inc.
110,000 7.375%,  12/15/2026 135,300
GFL Environmental, Inc.
103,000 4.000%,  8/1/2028
i
100,425
145,000 3.500%,  9/1/2028
i
144,275
H&E Equipment Services, Inc.
232,000 3.875%,  12/15/2028
i
230,260
Howmet Aerospace, Inc.
5,000 6.875%,  5/1/2025 5,794
132,000 3.000%,  1/15/2029 130,020
Ingersoll-Rand Luxembourg
Finance SA
200,000 3.500%,  3/21/2026 215,107
JELD-WEN, Inc.
140,000 6.250%,  5/15/2025
i
147,525
30,000 4.625%,  12/15/2025
i
30,262
10,000 4.875%,  12/15/2027
i
10,350
L3Harris Technologies, Inc.
333,000 3.950%,  5/28/2024 355,558
Lockheed Martin Corporation
168,000 4.500%,  5/15/2036 205,628
46,000 6.150%,  9/1/2036 64,941
Meritor, Inc.
100,000 4.500%,  12/15/2028
i
99,500
Nesco Holdings II, Inc.
80,000 5.500%,  4/15/2029
i
81,000
New Enterprise Stone and Lime
Company, Inc.
177,000 5.250%,  7/15/2028
i
178,572
Northrop Grumman Corporation
320,000 3.850%,  4/15/2045 371,785
Owens-Brockway Glass Container,
Inc.
120,000 5.875%,  8/15/2023
i
126,300
Pactiv Evergreen Group
105,000 4.375%,  10/15/2028
i
103,556
PGT Innovations, Inc.
141,000 4.375%,  10/1/2029
i
139,766
Raytheon Technologies
Corporation
276,000 4.125%,  11/16/2028 312,794
Republic Services, Inc.
130,000 2.900%,  7/1/2026 136,959
Principal
Amount Long-Term Fixed Income (13.9%) Value
Capital Goods (0.3%) - continued
Roper Technologies, Inc.
$ 116,000 4.200%,  9/15/2028 $ 131,076
225,000 1.750%,  2/15/2031 212,457
SRM Escrow Issuer, LLC
205,000 6.000%,  11/1/2028
i
213,200
Standard Industries, Inc.
195,000 4.375%,  7/15/2030
i
195,000
Textron, Inc.
300,000 3.375%,  3/1/2028 321,659
Titan Acquisition, Ltd.
60,000 7.750%,  4/15/2026
i
61,209
TransDigm, Inc.
115,000 6.250%,  3/15/2026
i
120,031
405,000 5.500%,  11/15/2027 414,619
United Rentals North America, Inc.
180,000 4.875%,  1/15/2028 189,999
110,000 4.000%,  7/15/2030 112,232
United Technologies Corporation
225,000 4.450%,  11/16/2038 271,381
400,000 3.750%,  11/1/2046 452,357
Vertiv Group Corporation
53,000 4.125%,  11/15/2028
i
52,669
Victors Merger Corporation
84,000 6.375%,  5/15/2029
i
78,960
Waste Pro USA, Inc.
65,000 5.500%,  2/15/2026
i
64,350
WESCO Distribution, Inc.
190,000 7.250%,  6/15/2028
i
209,553
Total 10,955,931
Collateralized Mortgage Obligations (0.6%)
Banc of America Alternative Loan
Trust
18,710
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 18,651
Bellemeade Re, Ltd.
80,027
1.689%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
d,i
80,027
42,485
1.189%,  (LIBOR 1M +
1.100%), 7/25/2029, Ser.
2019-3A, Class M1A
d,i
42,484
550,000
1.799%,  (SOFR30A +
1.750%), 3/25/2031, Ser.
2021-1A, Class M1A
d,i
551,343
BRAVO Residential Funding Trust
162,093
3.500%,  3/25/2058, Ser.
2019-1, Class A1C
i
165,113
Business Jet Securities, LLC
403,248
2.981%,  11/15/2035, Ser.
2020-1A, Class A
i
405,399
CHL Mortgage Pass-Through Trust
1,071,306
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 796,575
CIM Trust
460,253
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
d,i
480,811
Citicorp Mortgage Securities, Inc.
362,465
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 363,527

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (13.9%) Value
Collateralized Mortgage Obligations (0.6%) -
continued
Citigroup Mortgage Loan Trust,
Inc.
$ 2,186
2.605%,  3/25/2037, Ser.
2007-AR4, Class 2A1A
d
$ 2,214
Countrywide Alternative Loan Trust
66,727
2.737%,  10/25/2035, Ser.
2005-43, Class 4A1
d
64,594
305,622
7.000%,  10/25/2037, Ser.
2007-24, Class A10 153,605
Countrywide Home Loan
Mortgage Pass Through Trust
36,410
2.580%,  11/25/2035, Ser.
2005-22, Class 2A1
d
34,867
Countrywide Home Loans, Inc.
88,513
5.750%,  4/25/2037, Ser.
2007-3, Class A27 60,497
Credit Suisse Mortgage Trust
484,159
3.850%,  9/25/2057, Ser.
2018-RPL9, Class A1
d,i
500,658
1,342,911
3.433%,  2/25/2060, Ser.
2020-RPL2, Class A12
d,i
1,352,162
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
33,821
6.000%,  11/25/2021, Ser.
2006-AR5, Class 23A 31,418
Federal Home Loan Mortgage
Corporation - REMIC
5,990,420
2.000%,  11/25/2050, Ser.
5038, Class NI
k
711,416
114,429
4.000%,  7/15/2031, Ser.
4104, Class KI
k
4,391
156,392
3.000%,  2/15/2033, Ser.
4170, Class IG
k
15,038
463,079
3.000%,  3/15/2033, Ser.
4180, Class PI
k
50,687
Federal National Mortgage
Association - REMIC
792,669
3.000%,  12/25/2027, Ser.
2012-137, Class AI
k
42,239
7,989,191
1.500%,  11/25/2035, Ser.
2020-99, Class IG
k
429,935
Flagstar Mortgage Trust
392,103
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
d,i
402,427
Foundation Finance Trust
449,211
1.270%,  5/15/2041, Ser.
2021-1A, Class A
i
444,485
FWD Securitization Trust
613,804
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
d,i
623,328
Genworth Mortgage Insurance
Corporation
650,000
2.139%,  (LIBOR 1M +
2.050%), 10/25/2033, Ser.
2021-2, Class M1A
d,i
654,368
GS Mortgage-Backed Securities
Trust
121,506
2.625%,  1/25/2059, Ser.
2019-SL1, Class A1
d,i
122,783
GSAA Home Equity Trust
959,251
4.518%,  8/25/2034, Ser.
2004-10, Class M2
j
1,006,433
Principal
Amount Long-Term Fixed Income (13.9%) Value
Collateralized Mortgage Obligations (0.6%) -
continued
J.P. Morgan Mortgage Trust
$ 639,692
2.500%,  1/25/2052, Ser.
2021-INV4, Class A2A
d,i
$ 644,319
LHOME Mortgage Trust
600,000
2.090%,  6/25/2026, Ser.
2021-RTL2, Class A1
i,j
599,601
525,000
2.090%,  9/25/2026, Ser.
2021-RTL1, Class A1
d,i
523,816
MASTR Alternative Loans Trust
183,745
0.539%,  (LIBOR 1M +
0.450%), 12/25/2035, Ser.
2005-6, Class 2A1
d
25,980
Merrill Lynch Alternative Note
Asset Trust
81,954
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 49,370
MRA Issuance Trust
500,000
1.834%,  (LIBOR 1M +
1.750%), 4/15/2022, Ser.
2021-EBO1, Class A2X
d,e,i
500,000
New York Mortgage Trust
600,000
2.239%,  5/25/2026, Ser.
2021-BPL1, Class A1
i,j
598,742
481,950
2.944%,  10/25/2060, Ser.
2020-SP2, Class A1
d,i
481,699
Oaktown Re VII, Ltd.
350,000
1.650%,  (SOFR30A +
1.600%), 4/25/2034, Ser.
2021-2, Class M1A
d,i
350,000
Oaktown Re, Ltd.
600,000
1.699%,  (SOFR30A +
1.650%), 10/25/2033, Ser.
2021-1A, Class M1A
d,i
601,808
Palmer Square Loan Funding, Ltd.
700,000
1.571%,  (LIBOR 3M +
1.400%), 7/20/2029, Ser.
2021-3A, Class A2
d,i
700,333
Preston Ridge Partners Mortgage
Trust, LLC
422,431
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
d,i
422,944
505,117
2.115%,  1/25/2026, Ser.
2021-1, Class A1
d,i
504,076
Pretium Mortgage Credit Partners,
LLC
335,941
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
i,j
335,119
Residential Accredit Loans, Inc.
Trust
169,178
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 166,426
22,369
5.750%,  9/25/2035, Ser.
2005-QS13, Class 2A3 22,235
Residential Funding Mortgage
Security I Trust
23,528
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 22,633
Sequoia Mortgage Trust
121,144
2.849%,  9/20/2046, Ser.
2007-1, Class 4A1
d
94,380

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (13.9%) Value
Collateralized Mortgage Obligations (0.6%) -
continued
Silver Hill Trust
$ 208,328
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
d,i
$ 210,638
Starwood Mortgage Residential
Trust
73,938
2.718%,  4/25/2060, Ser.
2020-2, Class A1
d,i
74,602
Structured Adjustable Rate
Mortgage Loan Trust
29,958
2.997%,  9/25/2035, Ser.
2005-18, Class 1A1
d
23,877
Structured Asset Mortgage
Investments, Inc.
39,194
0.709%,  (LIBOR 1M +
0.620%), 12/25/2035, Ser.
2005-AR4, Class A1
d
38,054
Toorak Mortgage Corporation, Ltd.
447,061
4.458%,  3/25/2022, Ser.
2019-1, Class A1
i,j
448,342
1,886,392
3.721%,  9/25/2022, Ser.
2019-2, Class A1 1,895,081
400,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
i,j
401,575
Vericrest Opportunity Loan
Transferee
390,518
1.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
i,j
389,558
450,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
i,j
447,772
525,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
i,j
522,243
398,245
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
i,j
397,311
325,000
4.826%,  3/27/2051, Ser.
2021-NPL5, Class A2
i,j
323,066
300,000
4.949%,  3/27/2051, Ser.
2021-NPL4, Class A2
i,j
299,913
253,936
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
i,j
253,638
250,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
i,j
248,314
350,000
4.949%,  4/25/2051, Ser.
2021-NPL7, Class A2
i,j
347,886
Verus Securitization Trust
404,974
2.947%,  11/25/2059, Ser.
2019-INV3, Class A2
d,i
414,694
626,186
3.626%,  4/25/2060, Ser.
2020-3, Class A1
d,i
628,756
ZH Trust
490,000
2.253%,  2/18/2027, Ser.
2021-1, Class A
i
489,446
925,000
2.349%,  10/17/2027, Ser.
2021-2, Class A
i
924,999
Total 25,034,721
Commercial Mortgage-Backed Securities (0.1%)
AMSR Trust
650,000
2.153%,  6/17/2038, Ser.
2021-SFR1, Class B
d,i
644,358
500,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
d,i
495,671
Principal
Amount Long-Term Fixed Income (13.9%) Value
Commercial Mortgage-Backed Securities (0.1%)
- continued
BBCMS Mortgage Trust
$ 3,586,640
1.852%,  10/15/2053, Ser.
2020-C8, Class XA
d,k
$ 458,824
BFLD Trust
550,000
1.240%,  (LIBOR 1M +
1.150%), 10/15/2035, Ser.
2020-EYP, Class A
d,i
550,345
200,000
1.790%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
d,i
200,120
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
213,695
3.000%,  3/15/2045, Ser.
4741, Class GA 219,164
GS Mortgage Securities Trust
695,529
3.666%,  9/10/2047, Ser.
2014-GC24, Class A4 722,269
800,000
3.470%,  11/10/2048, Ser.
2015-GS1, Class A2 835,040
Morgan Stanley Capital I Trust
3,738,390
1.973%,  7/15/2053, Ser.
2020-HR8, Class XA
d,k
498,634
Total 4,624,425
Communications Services (0.5%)
Altice France SA
45,000 5.500%,  1/15/2028
i
45,112
135,000 5.125%,  7/15/2029
i
131,481
200,000 5.500%,  10/15/2029
i
196,044
American Tower Corporation
180,000 3.375%,  10/15/2026 192,353
290,000 2.900%,  1/15/2030 299,849
450,000 2.100%,  6/15/2030 437,021
AT&T, Inc.
169,000 3.500%,  9/15/2053 171,684
450,000 2.300%,  6/1/2027 460,228
550,000 4.350%,  3/1/2029 624,467
518,000 5.250%,  3/1/2037 643,386
180,000 4.900%,  8/15/2037 217,637
125,000 5.550%,  8/15/2041 164,460
500,000 3.100%,  2/1/2043 482,851
CCO Holdings, LLC
138,000 5.500%,  5/1/2026
i
142,554
190,000 5.125%,  5/1/2027
i
196,887
205,000 4.750%,  3/1/2030
i
211,662
60,000 4.500%,  8/15/2030
i
61,073
170,000 4.250%,  1/15/2034
i
164,868
Cengage Learning, Inc.
180,000 9.500%,  6/15/2024
i
183,600
Charter Communications
Operating, LLC
77,000 6.834%,  10/23/2055 114,255
200,000 4.500%,  2/1/2024 214,484
250,000 4.200%,  3/15/2028 277,391
400,000 3.500%,  6/1/2041 392,688
640,000 6.484%,  10/23/2045 882,864
Clear Channel Worldwide
Holdings, Inc.
180,000 7.750%,  4/15/2028
i
186,382

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (13.9%) Value
Communications Services (0.5%) - continued
Comcast Corporation
$ 245,000 3.950%,  10/15/2025 $ 269,205
400,000 4.250%,  10/15/2030 461,455
180,000 4.400%,  8/15/2035 213,446
243,000 4.750%,  3/1/2044 307,493
150,000 4.600%,  8/15/2045 189,096
Consolidated Communications,
Inc.
80,000 5.000%,  10/1/2028
i
80,800
Cox Communications, Inc.
250,000 3.350%,  9/15/2026
i
268,956
Crown Castle International
Corporation
184,000 3.200%,  9/1/2024 193,825
CSC Holdings, LLC
50,000 5.375%,  2/1/2028
i
51,500
321,000 4.125%,  12/1/2030
i
307,357
Cumulus Media New Holdings,
Inc.
120,000 6.750%,  7/1/2026
i
124,800
DIRECTV Holdings, LLC
40,000 5.875%,  8/15/2027
i
41,466
Discovery Communications, LLC
230,000 4.900%,  3/11/2026 259,271
DISH DBS Corporation
120,000 7.375%,  7/1/2028 126,150
Entercom Media Corporation
200,000 6.500%,  5/1/2027
g,i
200,500
Front Range BidCo, Inc.
81,000 4.000%,  3/1/2027
i
78,671
78,000 6.125%,  3/1/2028
i
76,131
Frontier Communications
Corporation
90,000 5.875%,  10/15/2027
i
94,275
GCI, LLC
145,000 4.750%,  10/15/2028
i
150,075
Gray Escrow II, Inc.
270,000 5.375%,  11/15/2031
c,i
272,700
Gray Television, Inc.
135,000 4.750%,  10/15/2030
i
133,162
Hughes Satellite Systems
Corporation
70,000 6.625%,  8/1/2026 79,359
iHeartCommunications, Inc.
120,000 4.750%,  1/15/2028
i
120,750
LCPR Senior Secured Financing
DAC
120,000 6.750%,  10/15/2027
i
126,000
Level 3 Financing, Inc.
210,000 4.625%,  9/15/2027
i
215,250
145,000 4.250%,  7/1/2028
i
143,353
NBN Company, Ltd.
425,000 2.625%,  5/5/2031
i
428,167
Netflix, Inc.
185,000 4.875%,  4/15/2028 211,940
180,000 5.875%,  11/15/2028 219,096
169,000 5.375%,  11/15/2029
i
203,844
180,000 4.875%,  6/15/2030
i
211,500
Nexstar Escrow Corporation
170,000 5.625%,  7/15/2027
i
179,350
Principal
Amount Long-Term Fixed Income (13.9%) Value
Communications Services (0.5%) - continued
Omnicom Group, Inc.
$ 85,000 3.600%,  4/15/2026 $ 91,809
135,000 4.200%,  6/1/2030 153,199
Radiate Holdco, LLC
80,000 6.500%,  9/15/2028
i
80,000
Scripps Escrow II, Inc.
65,000 5.375%,  1/15/2031
i
63,619
Scripps Escrow, Inc.
85,000 5.875%,  7/15/2027
i
86,275
Sinclair Television Group, Inc.
190,000 5.500%,  3/1/2030
i
181,687
Sirius XM Radio, Inc.
110,000 5.000%,  8/1/2027
i
114,812
95,000 4.000%,  7/15/2028
i
95,684
95,000 4.125%,  7/1/2030
i
94,576
Sprint Capital Corporation
98,000 6.875%,  11/15/2028 123,915
135,000 8.750%,  3/15/2032 202,061
Sprint Corporation
675,000 7.625%,  2/15/2025 784,687
Telesat Canada
70,000 4.875%,  6/1/2027
i
62,544
25,000 6.500%,  10/15/2027
i
20,289
Terrier Media Buyer, Inc.
90,000 8.875%,  12/15/2027
i
95,175
T-Mobile USA, Inc.
400,000 2.550%,  2/15/2031 396,945
135,000 2.875%,  2/15/2031 134,156
400,000 4.375%,  4/15/2040 456,967
United States Cellular Corporation
130,000 6.700%,  12/15/2033 161,792
Uniti Group, LP
40,000 4.750%,  4/15/2028
i
40,157
105,000 6.500%,  2/15/2029
i
106,216
Univision Communications, Inc.
115,000 6.625%,  6/1/2027
i
124,408
Verizon Communications, Inc.
276,000 3.700%,  3/22/2061 299,971
184,000 2.100%,  3/22/2028 184,510
842,000 4.272%,  1/15/2036 984,188
425,000 2.650%,  11/20/2040 401,560
Viacom, Inc.
126,000 5.850%,  9/1/2043 171,470
Viasat, Inc.
180,000 5.625%,  9/15/2025
i
182,588
VTR Finance NV
95,000 6.375%,  7/15/2028
i
101,265
Walt Disney Company
500,000 2.200%,  1/13/2028 510,429
285,000 2.650%,  1/13/2031 296,163
Ziggo BV
228,000 5.500%,  1/15/2027
i
233,700
65,000 4.875%,  1/15/2030
i
66,097
Total 20,237,138
Consumer Cyclical (0.5%)
1011778 B.C., ULC
200,000 4.375%,  1/15/2028
i
201,048
Allen Media, LLC
123,000 10.500%,  2/15/2028
i
131,764

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (13.9%) Value
Consumer Cyclical (0.5%) - continued
Allied Universal Holdco, LLC
$ 70,000 6.625%,  7/15/2026
i
$ 73,544
220,000 4.625%,  6/1/2028
i
218,222
65,000 6.000%,  6/1/2029
i
63,969
Allison Transmission, Inc.
180,000 3.750%,  1/30/2031
i
173,025
Amazon.com, Inc.
550,000 3.100%,  5/12/2051 589,963
230,000 3.875%,  8/22/2037 270,540
138,000 4.050%,  8/22/2047 169,477
American Axle & Manufacturing,
Inc.
200,000 6.500%,  4/1/2027 208,750
Arko Corporation
88,000 5.125%,  11/15/2029
i
85,897
Ashton Woods USA, LLC
80,000 4.625%,  8/1/2029
i
79,300
Boyd Gaming Corporation
135,000 4.750%,  6/15/2031
i
138,882
Boyne USA, Inc.
105,000 4.750%,  5/15/2029
i
107,362
Brookfield Residential Properties,
Inc.
135,000 6.250%,  9/15/2027
i
140,569
155,000 5.000%,  6/15/2029
i
155,581
Caesars Entertainment, Inc.
60,000 8.125%,  7/1/2027
i
67,203
141,000 4.625%,  10/15/2029
i
141,677
Carnival Corporation
179,000 7.625%,  3/1/2026
i
188,593
190,000 5.750%,  3/1/2027
i
193,325
140,000 4.000%,  8/1/2028
i
140,000
32,000 6.000%,  5/1/2029
c,i
31,980
Cedar Fair, LP
190,000 5.250%,  7/15/2029 196,884
Churchill Downs, Inc.
85,000 4.750%,  1/15/2028
i
87,869
Cinemark USA, Inc.
65,000 5.875%,  3/15/2026
i
65,162
Clarios Global, LP
65,000 8.500%,  5/15/2027
i
69,048
Colt Merger Sub, Inc.
202,000 6.250%,  7/1/2025
i
212,474
D.R. Horton, Inc.
300,000 2.600%,  10/15/2025 312,490
Dana, Inc.
140,000 5.625%,  6/15/2028 148,050
Empire Communities Corporation
130,000 7.000%,  12/15/2025
i
134,550
Expedia Group, Inc.
540,000 3.250%,  2/15/2030 555,175
Ford Motor Company
80,000 9.000%,  4/22/2025 96,200
40,000 9.625%,  4/22/2030 57,625
109,000 7.450%,  7/16/2031 144,289
Ford Motor Credit Company, LLC
165,000 4.063%,  11/1/2024 173,035
350,000 4.134%,  8/4/2025 369,687
245,000 2.700%,  8/10/2026 244,716
Forestar Group, Inc.
85,000 3.850%,  5/15/2026
i
84,999
Principal
Amount Long-Term Fixed Income (13.9%) Value
Consumer Cyclical (0.5%) - continued
Gap, Inc.
$ 42,000 3.625%,  10/1/2029
i
$ 41,160
General Motors Company
450,000 6.125%,  10/1/2025 522,275
450,000 6.800%,  10/1/2027 554,700
General Motors Financial
Company, Inc.
84,000 3.950%,  4/13/2024 89,113
85,000 1.200%,  10/15/2024 84,855
180,000 1.500%,  6/10/2026 177,233
Goodyear Tire & Rubber Company
90,000 5.000%,  7/15/2029
i
94,950
65,000 5.250%,  7/15/2031
i
69,173
Guitar Center Escrow Issuer II, Inc.
42,000 8.500%,  1/15/2026
i
44,730
Hanesbrands, Inc.
122,000 4.875%,  5/15/2026
i
130,416
Herc Holdings, Inc.
110,000 5.500%,  7/15/2027
i
114,675
Hilton Domestic Operating
Company, Inc.
235,000 4.875%,  1/15/2030 250,858
Hilton Grand Vacations Borrower
Escrow, LLC
170,000 5.000%,  6/1/2029
i
173,357
Home Depot, Inc.
215,000 5.400%,  9/15/2040 295,123
126,000 4.250%,  4/1/2046 158,606
580,000 3.900%,  6/15/2047 697,053
Hyundai Capital America
285,000 1.000%,  9/17/2024
i
282,203
300,000 1.800%,  1/10/2028
i
289,008
International Game Technology plc
150,000 5.250%,  1/15/2029
i
157,687
KB Home
120,000 4.800%,  11/15/2029 129,300
Kohl's Corporation
460,000 3.375%,  5/1/2031 467,003
225,000 5.550%,  7/17/2045
g
261,720
L Brands, Inc.
190,000 6.625%,  10/1/2030
i
212,562
40,000 6.875%,  11/1/2035 48,598
Landry's, Inc.
150,000 6.750%,  10/15/2024
i
150,375
Lennar Corporation
200,000 4.875%,  12/15/2023 214,420
375,000 4.750%,  5/30/2025 411,562
Lowe's Companies, Inc.
540,000 2.625%,  4/1/2031 552,125
Macy's Retail Holdings, LLC
125,000 5.875%,  4/1/2029
i
133,211
Magic MergerCo, Inc.
215,000 5.250%,  5/1/2028
i
217,150
Marriott International, Inc.
25,000 5.750%,  5/1/2025 28,336
360,000 4.625%,  6/15/2030 409,951
Mastercard, Inc.
320,000 3.950%,  2/26/2048 391,653
Mattamy Group Corporation
185,000 5.250%,  12/15/2027
i
192,400

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (13.9%) Value
Consumer Cyclical (0.5%) - continued
McDonald's Corporation
$ 450,000 2.125%,  3/1/2030 $ 450,722
275,000 4.450%,  3/1/2047 343,104
MDC Holdings, Inc.
475,000 2.500%,  1/15/2031 459,504
MGM Resorts International
245,000 6.000%,  3/15/2023 258,529
20,000 5.750%,  6/15/2025 21,600
Nissan Motor Acceptance
Company, LLC
380,000 1.125%,  9/16/2024
i
376,995
Penn National Gaming, Inc.
170,000 4.125%,  7/1/2029
i
165,750
PetSmart, Inc.
165,000 4.750%,  2/15/2028
i
169,537
90,000 7.750%,  2/15/2029
i
97,265
Prime Security Services Borrower,
LLC
355,000 5.750%,  4/15/2026
i
379,726
Real Hero Merger Sub 2, Inc.
90,000 6.250%,  2/1/2029
i
92,475
Realogy Group, LLC
150,000 5.750%,  1/15/2029
i
155,437
Rite Aid Corporation
145,000 7.500%,  7/1/2025
i
145,362
Royal Caribbean Cruises, Ltd.
200,000 9.125%,  6/15/2023
i
217,156
175,000 4.250%,  7/1/2026
i
169,750
70,000 5.500%,  4/1/2028
i
71,225
Scientific Games International, Inc.
180,000 5.000%,  10/15/2025
i
185,317
150,000 7.250%,  11/15/2029
i
169,512
SeaWorld Parks and
Entertainment, Inc.
140,000 5.250%,  8/15/2029
i
142,625
Six Flags Theme Parks, Inc.
100,000 7.000%,  7/1/2025
i
106,250
Staples, Inc.
210,000 7.500%,  4/15/2026
i
212,266
Target Corporation
425,000 2.250%,  4/15/2025 440,873
Tenneco, Inc.
155,000 5.000%,  7/15/2026
g
151,164
Toll Brothers Finance Corporation
360,000 3.800%,  11/1/2029 385,650
Uber Technologies, Inc.
90,000 6.250%,  1/15/2028
i
96,642
ViacomCBS, Inc.
500,000 4.200%,  5/19/2032 569,089
Visa, Inc.
225,000 2.700%,  4/15/2040 230,660
Vista Outdoor, Inc.
170,000 4.500%,  3/15/2029
i
170,212
Volkswagen Group of America
Finance, LLC
250,000 4.250%,  11/13/2023
i
266,621
Wabash National Corporation
142,000 4.500%,  10/15/2028
i
138,057
Walmart, Inc.
400,000 3.250%,  7/8/2029 442,729
Principal
Amount Long-Term Fixed Income (13.9%) Value
Consumer Cyclical (0.5%) - continued
Wyndham Destinations, Inc.
$ 110,000 6.625%,  7/31/2026
i
$ 122,835
Wyndham Hotels & Resorts, Inc.
75,000 4.375%,  8/15/2028
i
77,479
Yum! Brands, Inc.
160,000 4.750%,  1/15/2030
i
170,800
ZF North America Capital, Inc.
100,000 4.750%,  4/29/2025
i
107,625
Total 22,331,008
Consumer Non-Cyclical (0.6%)
Abbott Laboratories
381,000 4.750%,  11/30/2036 487,028
AbbVie, Inc.
6,000 2.900%,  11/6/2022 6,136
275,000 2.950%,  11/21/2026 290,711
100,000 4.500%,  5/14/2035 118,269
400,000 4.300%,  5/14/2036 463,979
140,000 4.850%,  6/15/2044 177,166
275,000 4.875%,  11/14/2048 361,801
Albertson's Companies, Inc.
188,000 3.500%,  3/15/2029
i
185,309
Altria Group, Inc.
368,000 5.800%,  2/14/2039 448,119
Amgen, Inc.
450,000 3.375%,  2/21/2050 474,080
Anheuser-Busch Companies, LLC
185,000 3.650%,  2/1/2026 201,116
285,000 4.700%,  2/1/2036 344,797
Anheuser-Busch InBev Worldwide,
Inc.
550,000 4.750%,  4/15/2058 701,575
290,000 4.375%,  4/15/2038 341,790
30,000 4.600%,  4/15/2048 37,064
Anthem, Inc.
360,000 3.125%,  5/15/2050 370,208
230,000 4.625%,  5/15/2042 282,160
Archer-Daniels-Midland Company
340,000 2.700%,  9/15/2051 344,461
AstraZeneca plc
360,000 3.000%,  5/28/2051 380,814
320,000 1.375%,  8/6/2030 302,622
Bausch Health Companies, Inc.
50,000 5.000%,  1/30/2028
i
46,151
210,000 5.000%,  2/15/2029
i
192,675
Becton, Dickinson and Company
225,000 3.794%,  5/20/2050 256,189
225,000 3.700%,  6/6/2027 245,829
Bunge, Ltd. Finance Corporation
362,000 2.750%,  5/14/2031 364,663
Campbell Soup Company
135,000 2.375%,  4/24/2030 134,984
Cargill, Inc.
275,000 3.250%,  5/23/2029
i
297,420
Centene Corporation
155,000 4.250%,  12/15/2027 162,362
90,000 4.625%,  12/15/2029 97,087
270,000 3.000%,  10/15/2030 274,423
340,000 2.625%,  8/1/2031 334,465

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (13.9%) Value
Consumer Non-Cyclical (0.6%) - continued
Central Garden & Pet Company
$ 170,000 4.125%,  10/15/2030 $ 171,266
Cigna Corporation
400,000 4.800%,  8/15/2038 491,588
Clorox Company
300,000 3.100%,  10/1/2027 319,970
Comcast Corporation
212,000 2.987%,  11/1/2063
i
202,798
Community Health Systems, Inc.
65,000 5.625%,  3/15/2027
i
68,019
90,000 6.000%,  1/15/2029
i
94,725
200,000 6.875%,  4/15/2029
i
205,750
Conagra Brands, Inc.
230,000 4.300%,  5/1/2024 247,691
Constellation Brands, Inc.
210,000 3.600%,  2/15/2028 230,019
180,000 2.875%,  5/1/2030 186,281
CVS Health Corporation
450,000 3.625%,  4/1/2027 491,067
550,000 4.875%,  7/20/2035 661,837
DaVita, Inc.
230,000 4.625%,  6/1/2030
i
231,141
Dentsply Sirona, Inc.
200,000 3.250%,  6/1/2030 211,962
Edgewell Personal Care Company
100,000 5.500%,  6/1/2028
i
104,616
Eli Lilly and Company
254,000 2.500%,  9/15/2060 239,129
Encompass Health Corporation
215,000 4.500%,  2/1/2028 218,891
Endo Finance, LLC
65,000 9.500%,  7/31/2027
g,i
64,513
Energizer Holdings, Inc.
145,000 4.750%,  6/15/2028
i
144,819
General Mills, Inc.
240,000 2.875%,  4/15/2030 251,277
H. J. Heinz Company
40,000 5.200%,  7/15/2045 50,874
HCA, Inc.
460,000 5.375%,  2/1/2025 511,750
HLF Financing Sarl, LLC
240,000 4.875%,  6/1/2029
i
241,735
Humana, Inc.
135,000 2.150%,  2/3/2032 130,609
Imperial Brands Finance plc
475,000 3.875%,  7/26/2029
i
507,182
JBS USA Food Company
110,000 5.750%,  1/15/2028
i
114,676
JBS USA, LLC
170,000 5.500%,  1/15/2030
i
186,150
Keurig Dr. Pepper, Inc.
230,000 3.350%,  3/15/2051 243,059
375,000 3.200%,  5/1/2030 398,004
Kimberly-Clark Corporation
270,000 3.100%,  3/26/2030 293,641
230,000 3.900%,  5/4/2047 283,338
Kraft Foods Group, Inc.
124,000 5.000%,  6/4/2042 153,263
Principal
Amount Long-Term Fixed Income (13.9%) Value
Consumer Non-Cyclical (0.6%) - continued
Kraft Heinz Foods Company
$ 315,000 4.625%,  1/30/2029 $ 358,319
220,000 3.750%,  4/1/2030 239,131
20,000 4.250%,  3/1/2031 22,589
360,000 4.375%,  6/1/2046 420,228
Mattel, Inc.
165,000 3.375%,  4/1/2026
i
169,740
Molina Healthcare, Inc.
180,000 4.375%,  6/15/2028
i
186,300
Mondelez International, Inc.
150,000 2.750%,  4/13/2030 156,241
Mozart Debt Merger Sub, Inc.
183,000 3.875%,  4/1/2029
i
182,085
176,000 5.250%,  10/1/2029
i
178,640
MPH Acquisition Holdings, LLC
129,000 5.750%,  11/1/2028
i
117,660
Mylan, Inc.
380,000 4.550%,  4/15/2028 430,696
Ortho-Clinical Diagnostics, Inc.
90,000 7.250%,  2/1/2028
i
95,850
Par Pharmaceutical, Inc.
145,000 7.500%,  4/1/2027
i
146,269
Pilgrim's Pride Corporation
126,000 3.500%,  3/1/2032
i
126,315
Reynolds American, Inc.
257,000 5.700%,  8/15/2035 304,739
Roche Holdings, Inc.
130,000 4.000%,  11/28/2044
i
158,698
Royalty Pharma plc
300,000 3.550%,  9/2/2050 298,139
Scotts Miracle-Gro Company
210,000 4.500%,  10/15/2029 218,812
SEG Holding, LLC
180,000 5.625%,  10/15/2028
i
189,450
Simmons Foods, Inc.
155,000 4.625%,  3/1/2029
i
156,550
Spectrum Brands, Inc.
110,000 5.000%,  10/1/2029
i
117,425
70,000 5.500%,  7/15/2030
i
75,600
Syneos Health, Inc.
140,000 3.625%,  1/15/2029
i
138,180
Sysco Corporation
525,000 6.600%,  4/1/2040 774,264
Teleflex, Inc.
230,000 4.625%,  11/15/2027 238,338
Tenet Healthcare Corporation
41,000 4.625%,  7/15/2024 41,513
395,000 5.125%,  11/1/2027
i
412,775
65,000 6.125%,  10/1/2028
i
68,247
Teva Pharmaceutical Finance
Netherlands III BV
110,000 2.800%,  7/21/2023 110,803
100,000 3.150%,  10/1/2026 94,250
Thermo Fisher Scientific, Inc.
270,000 4.133%,  3/25/2025 294,630
225,000 2.000%,  10/15/2031 220,199
TreeHouse Foods, Inc.
75,000 4.000%,  9/1/2028
g
71,632
Tyson Foods, Inc.
92,000 3.550%,  6/2/2027 100,087

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (13.9%) Value
Consumer Non-Cyclical (0.6%) - continued
United Natural Foods, Inc.
$ 130,000 6.750%,  10/15/2028
i
$ 140,725
UnitedHealth Group, Inc.
755,000 4.625%,  7/15/2035 933,602
VRX Escrow Corporation
367,000 6.125%,  4/15/2025
i
373,797
Zoetis, Inc.
288,000 4.700%,  2/1/2043 366,467
Total 25,406,078
Energy (0.4%)
Antero Resources Corporation
150,000 5.375%,  3/1/2030
i
158,775
Apache Corporation
45,000 4.875%,  11/15/2027 48,825
150,000 4.375%,  10/15/2028 161,224
70,000 5.100%,  9/1/2040 78,445
Archrock Partners, LP
145,000 6.250%,  4/1/2028
i
150,075
BP Capital Markets America, Inc.
270,000 2.939%,  6/4/2051 263,518
250,000 3.543%,  4/6/2027 272,099
Buckeye Partners, LP
175,000 3.950%,  12/1/2026 179,405
Canadian Natural Resources, Ltd.
140,000 2.050%,  7/15/2025 142,128
215,000 2.950%,  7/15/2030 221,576
Cenovus Energy, Inc.
60,000 5.375%,  7/15/2025 67,401
Cheniere Energy Partners, LP
15,000 4.500%,  10/1/2029 16,015
52,000 3.250%,  1/31/2032
i
51,542
Cheniere Energy, Inc.
55,000 4.625%,  10/15/2028 57,678
CNX Resources Corporation
80,000 6.000%,  1/15/2029
i
84,400
Comstock Resources, Inc.
105,000 5.875%,  1/15/2030
i
109,179
ConocoPhillips
230,000 6.500%,  2/1/2039 339,530
Continental Resources, Inc.
70,000 4.375%,  1/15/2028 76,387
90,000 5.750%,  1/15/2031
i
107,775
CQP Holdco, LP
50,000 5.500%,  6/15/2031
i
52,000
Devon Energy Corporation
567,000 4.500%,  1/15/2030
i
616,285
Diamondback Energy, Inc.
300,000 3.500%,  12/1/2029 319,609
DT Midstream, Inc.
135,000 4.125%,  6/15/2029
i
135,965
40,000 4.375%,  6/15/2031
i
40,526
Enagas SA
195,000 5.500%,  1/15/2028
i
195,708
Encana Corporation
70,000 6.625%,  8/15/2037 95,113
Endeavor Energy Resources, LP
110,000 5.750%,  1/30/2028
i
115,500
Principal
Amount Long-Term Fixed Income (13.9%) Value
Energy (0.4%) - continued
Energean Israel Finance, Ltd.
$ 125,000 4.500%,  3/30/2024
i
$ 127,500
Energy Transfer Operating, LP
480,000 6.000%,  6/15/2048 612,886
Energy Transfer Partners, LP
90,000 4.900%,  3/15/2035 102,187
125,000 5.150%,  2/1/2043 141,162
EnLink Midstream Partners, LP
170,000 4.850%,  7/15/2026 176,800
Enterprise Products Operating,
LLC
475,000 3.300%,  2/15/2053 476,004
48,000 5.100%,  2/15/2045 60,273
EQM Midstream Partners, LP
190,000 6.500%,  7/1/2027
i
211,375
EQT Corporation
40,000 3.125%,  5/15/2026
i
40,300
129,000 3.900%,  10/1/2027 137,708
Equinor ASA
265,000 3.000%,  4/6/2027 281,884
Exxon Mobil Corporation
400,000 3.452%,  4/15/2051 443,475
Genesis Energy, LP
70,000 6.500%,  10/1/2025 68,999
50,000 8.000%,  1/15/2027 50,235
Halliburton Company
365,000 2.920%,  3/1/2030
g
377,141
Harvest Midstream, LP
180,000 7.500%,  9/1/2028
i
189,000
Hess Midstream Operations, LP
110,000 5.625%,  2/15/2026
i
113,988
Hilcorp Energy I, LP
140,000 5.750%,  2/1/2029
i
142,100
ITT Holdings, LLC
120,000 6.500%,  8/1/2029
i
120,300
Laredo Petroleum, Inc.
210,000 7.750%,  7/31/2029
i
206,850
Magellan Midstream Partners, LP
120,000 5.000%,  3/1/2026 135,431
Marathon Petroleum Corporation
59,000 6.500%,  3/1/2041 81,995
MPLX, LP
250,000 4.875%,  12/1/2024 274,057
445,000 4.875%,  6/1/2025 491,371
Murphy Oil Corporation
90,000 5.875%,  12/1/2027 93,713
Nabors Industries, Ltd.
160,000 7.250%,  1/15/2026
i
155,200
National Fuel Gas Company
325,000 5.500%,  1/15/2026 370,981
Newfield Exploration Company
270,000 5.625%,  7/1/2024 297,283
210,000 5.375%,  1/1/2026 233,874
NGL Energy Operating, LLC
90,000 7.500%,  2/1/2026
i
91,266
NGL Energy Partners, LP
90,000 7.500%,  11/1/2023 86,400
NuStar Logistics, LP
130,000 5.750%,  10/1/2025 139,100

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (13.9%) Value
Energy (0.4%) - continued
Oasis Petroleum, Inc.
$ 115,000 6.375%,  6/1/2026
i
$ 121,613
Occidental Petroleum Corporation
50,000 3.450%,  7/15/2024 51,125
120,000 3.400%,  4/15/2026 122,441
55,000 8.500%,  7/15/2027 68,475
310,000 3.500%,  8/15/2029 314,650
90,000 6.450%,  9/15/2036 114,525
175,000 4.400%,  4/15/2046 177,059
ONEOK, Inc.
360,000 2.200%,  9/15/2025 366,804
Ovintiv, Inc.
65,000 7.375%,  11/1/2031 88,017
PBF Holding Company, LLC
70,000 9.250%,  5/15/2025
i
67,900
Pioneer Natural Resources
Company
85,000 4.450%,  1/15/2026 93,825
Precision Drilling Corporation
105,000 6.875%,  1/15/2029
i
108,413
Qatar Petroleum
360,000 3.125%,  7/12/2041
i
363,309
Sabine Pass Liquefaction, LLC
166,000 5.625%,  4/15/2023 175,377
425,000 4.500%,  5/15/2030 484,275
Schlumberger Holdings
Corporation
155,000 4.000%,  12/21/2025
i
168,783
SM Energy Company
65,000 6.500%,  7/15/2028 68,250
Southwestern Energy Company
85,000 5.375%,  2/1/2029
i
89,675
Summit Midstream Holdings, LLC
122,000 8.500%,  10/15/2026
c,i
122,638
Sunoco Logistics Partners
Operations, LP
345,000 4.000%,  10/1/2027 374,698
Sunoco, LP
140,000 5.875%,  3/15/2028 148,198
Targa Resources Partners, LP
110,000 5.375%,  2/1/2027 113,850
95,000 5.000%,  1/15/2028 99,972
Teine Energy, Ltd.
85,000 6.875%,  4/15/2029
i
86,488
Transocean Proteus, Ltd.
49,500 6.250%,  12/1/2024
i
49,995
Transocean, Inc.
85,000 11.500%,  1/30/2027
i
86,700
USA Compression Partners, LP
70,000 6.875%,  4/1/2026 72,363
Venture Global Calcasieu Pass,
LLC
129,000 3.875%,  8/15/2029
i
131,258
75,000 4.125%,  8/15/2031
i
77,621
Vine Energy Holdings, LLC
85,000 6.750%,  4/15/2029
i
91,269
W&T Offshore, Inc.
55,000 9.750%,  11/1/2023
i
53,419
Weatherford International, Ltd.
140,000 8.625%,  4/30/2030
i
143,804
Principal
Amount Long-Term Fixed Income (13.9%) Value
Energy (0.4%) - continued
Western Midstream Operating, LP
$ 140,000 3.950%,  6/1/2025 $ 147,463
70,000 5.500%,  8/15/2048 83,565
Williams Companies, Inc.
250,000 7.500%,  1/15/2031 344,581
Total 15,959,919
Financials (1.2%)
ABN AMRO Bank NV
200,000 4.750%,  7/28/2025
i
219,653
ACE INA Holdings, Inc.
125,000 4.350%,  11/3/2045 159,707
AerCap Ireland Capital DAC
84,000 4.625%,  7/1/2022 86,184
265,000 3.500%,  1/15/2025 278,649
350,000 3.875%,  1/23/2028
g
374,937
160,000 3.400%,  10/29/2033 162,858
Air Lease Corporation
540,000 3.000%,  2/1/2030 546,159
Aircastle, Ltd.
200,000 5.250%,  8/11/2025
i
221,020
320,000 2.850%,  1/26/2028
i
322,208
Alliant Holdings Intermediate, LLC
70,000 6.750%,  10/15/2027
i
72,275
Ally Financial, Inc.
510,000 5.750%,  11/20/2025 578,956
360,000 8.000%,  11/1/2031 515,457
Altice Financing SA
60,000 5.750%,  8/15/2029
i
59,025
American Finance Trust, Inc.
106,000 4.500%,  9/30/2028
i
106,000
American Homes 4 Rent, LP
380,000 2.375%,  7/15/2031 374,156
American International Group, Inc.
126,000 4.125%,  2/15/2024 134,908
275,000 3.750%,  7/10/2025 296,538
255,000 3.900%,  4/1/2026 279,993
AmWINS Group, Inc.
80,000 4.875%,  6/30/2029
i
79,750
Ares Capital Corporation
275,000 3.875%,  1/15/2026 291,698
150,000 2.150%,  7/15/2026 148,547
Australia and New Zealand
Banking Group, Ltd.
250,000 2.950%,  7/22/2030
d,i
257,707
Aviation Capital Group, LLC
380,000 5.500%,  12/15/2024
i
421,824
Avolon Holdings Funding, Ltd.
275,000 5.250%,  5/15/2024
i
297,919
25,000 4.250%,  4/15/2026
i
26,866
Banco Santander Mexico SA
275,000 5.375%,  4/17/2025
i
303,875
Banco Santander SA
400,000
1.241%,  (LIBOR 3M +
1.120%), 4/12/2023
d
405,114
600,000 1.722%,  9/14/2027
d
590,954
Bank of America Corporation
9,000 3.550%,  3/5/2024
d
9,335
300,000 4.200%,  8/26/2024 324,573
265,000 4.000%,  1/22/2025 285,658

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (13.9%) Value
Financials (1.2%) - continued
$ 450,000 3.458%,  3/15/2025
d
$ 474,344
180,000 1.734%,  7/22/2027
d
178,841
285,000 3.824%,  1/20/2028
d
310,841
180,000 2.087%,  6/14/2029
d
177,988
375,000 3.974%,  2/7/2030
d
416,737
450,000 2.496%,  2/13/2031
d
451,872
270,000 2.592%,  4/29/2031
d
273,114
400,000 1.922%,  10/24/2031
d
381,492
375,000 4.244%,  4/24/2038
d
439,076
Barclays plc
380,000 4.972%,  5/16/2029
d
438,999
400,000 3.564%,  9/23/2035
d
412,566
BPCE SA
350,000 3.500%,  10/23/2027
i
371,287
Camden Property Trust
525,000 3.150%,  7/1/2029 564,394
CANPACK SA
200,000 3.125%,  11/1/2025
i
201,000
Capital One Financial Corporation
275,000 4.200%,  10/29/2025 300,731
Cascades USA, Inc.
120,000 5.125%,  1/15/2026
i
126,600
Chobani, LLC
190,000 4.625%,  11/15/2028
i
194,275
CIT Group, Inc.
360,000 5.250%,  3/7/2025 395,100
285,000 6.125%,  3/9/2028 337,725
Citigroup, Inc.
254,000 0.981%,  5/1/2025
d
252,882
435,000 4.400%,  6/10/2025 475,123
186,000 1.281%,  11/3/2025
c,d
186,204
168,000 3.200%,  10/21/2026 178,606
270,000 1.462%,  6/9/2027
d
265,986
426,000 3.668%,  7/24/2028
d
461,054
126,000 4.125%,  7/25/2028 140,089
250,000 3.520%,  10/27/2028
d
268,573
198,000 4.650%,  7/23/2048 260,088
CNA Financial Corporation
200,000 3.900%,  5/1/2029 221,419
Coinbase Global, Inc.
70,000 3.625%,  10/1/2031
i
66,675
Commerzbank AG
230,000 8.125%,  9/19/2023
i
257,627
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
552,000 4.625%,  12/1/2023 593,014
Credit Acceptance Corporation
150,000 5.125%,  12/31/2024
i
153,375
Credit Agricole SA
238,000 6.875%,  9/23/2024
d,i,l
262,395
Credit Suisse Group AG
225,000 7.250%,  9/12/2025
d,i,l
249,714
550,000 2.193%,  6/5/2026
d,i
556,696
Danske Bank AS
200,000 0.976%,  9/10/2025
d,i
198,479
400,000 3.244%,  12/20/2025
d,i
419,673
Deutsche Bank AG
100,000 3.950%,  2/27/2023 103,907
300,000 3.729%,  1/14/2032
d
307,512
Discover Bank
325,000 2.450%,  9/12/2024 336,175
Principal
Amount Long-Term Fixed Income (13.9%) Value
Financials (1.2%) - continued
$ 290,000 4.682%,  8/9/2028
d
$ 306,612
Diversified Healthcare Trust
56,000 4.375%,  3/1/2031 54,110
Drawbridge Special Opportunities
Fund, LP
200,000 3.875%,  2/15/2026
i
205,388
Duke Realty, LP
300,000 2.875%,  11/15/2029 314,342
EPR Properties
130,000 4.950%,  4/15/2028 142,336
190,000 3.600%,  11/15/2031 190,464
ERP Operating, LP
32,000 3.375%,  6/1/2025 34,060
Fidelity National Financial, Inc.
125,000 5.500%,  9/1/2022 130,086
First Horizon Bank
90,000 5.750%,  5/1/2030 108,896
First Horizon National Corporation
355,000 4.000%,  5/26/2025 383,396
Fortress Transportation and
Infrastructure Investors, LLC
90,000 6.500%,  10/1/2025
i
92,614
60,000 5.500%,  5/1/2028
i
60,150
FS KKR Capital Corporation
212,000 1.650%,  10/12/2024 209,412
180,000 4.250%,  2/14/2025
i
189,445
475,000 3.400%,  1/15/2026 488,326
GE Capital Funding, LLC
375,000 4.400%,  5/15/2030 438,291
GE Capital International Funding
Company
780,000 4.418%,  11/15/2035 948,943
Global Net Lease, Inc.
180,000 3.750%,  12/15/2027
i
177,903
Goldman Sachs Group, Inc.
134,000 2.908%,  6/5/2023
d
135,757
525,000 3.625%,  2/20/2024 555,229
593,000 0.925%,  10/21/2024
d
592,365
80,000 1.992%,  1/27/2032
d
76,648
165,000 4.750%,  10/21/2045 215,795
HCP, Inc.
53,000 3.400%,  2/1/2025 56,100
HSBC Holdings plc
525,000 3.803%,  3/11/2025
d
555,790
200,000 3.900%,  5/25/2026 217,303
Icahn Enterprises, LP
125,000 6.375%,  12/15/2025 127,500
40,000 6.250%,  5/15/2026 41,900
135,000 5.250%,  5/15/2027 140,400
ING Groep NV
350,000 4.100%,  10/2/2023 372,108
Iron Mountain, Inc.
75,000 4.875%,  9/15/2027
i
77,298
iStar, Inc.
165,000 4.250%,  8/1/2025 169,125
J.P. Morgan Chase & Company
450,000 3.875%,  9/10/2024 483,786
155,000 3.125%,  1/23/2025 163,724
180,000 0.824%,  6/1/2025
d
178,600
230,000 1.040%,  2/4/2027
d
223,421
276,000 1.578%,  4/22/2027
d
273,322

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (13.9%) Value
Financials (1.2%) - continued
$ 375,000 4.203%,  7/23/2029
d
$ 420,579
250,000 2.522%,  4/22/2031
d
252,994
300,000 1.953%,  2/4/2032
d
287,010
475,000 3.882%,  7/24/2038
d
543,207
368,000 3.157%,  4/22/2042
d
383,835
Jefferies Finance, LLC
145,000 5.000%,  8/15/2028
i
146,966
Kimco Realty Corporation
368,000 3.300%,  2/1/2025 389,506
Lloyds Banking Group plc
250,000 2.907%,  11/7/2023
d
255,579
700,000 3.870%,  7/9/2025
d
748,778
LPL Holdings, Inc.
120,000 4.000%,  3/15/2029
i
122,400
Macquarie Group, Ltd.
339,000 1.201%,  10/14/2025
d,i
336,990
MGM Growth Properties Operating
Partnership, LP
100,000 4.625%,  6/15/2025
i
107,500
80,000 5.750%,  2/1/2027 91,200
Mitsubishi UFJ Financial Group,
Inc.
250,000 0.962%,  10/11/2025
d
248,159
230,000 3.287%,  7/25/2027 247,101
550,000 2.048%,  7/17/2030 535,592
Mizuho Financial Group, Inc.
400,000 1.979%,  9/8/2031
d
383,087
Morgan Stanley
180,000 2.188%,  4/28/2026
d
184,232
210,000 4.350%,  9/8/2026 233,369
276,000 3.591%,  7/22/2028
d
298,411
250,000 3.772%,  1/24/2029
d
274,586
540,000 3.622%,  4/1/2031
d
589,865
230,000 2.802%,  1/25/2052
d
227,325
MPT Operating Partnership, LP
130,000 4.625%,  8/1/2029 137,475
Nasdaq, Inc.
225,000 3.250%,  4/28/2050 230,359
110,000 3.850%,  6/30/2026 121,104
Nationwide Building Society
275,000 3.622%,  4/26/2023
d,i
278,908
Natwest Group plc
325,000 3.032%,  11/28/2035
d
323,388
Navient Corporation
85,000 5.500%,  1/25/2023 88,873
40,000 5.000%,  3/15/2027 40,789
NFP Corporation
60,000 6.875%,  8/15/2028
i
60,957
Nippon Life Insurance Company
275,000 5.100%,  10/16/2044
d,i
300,163
Omega Healthcare Investors, Inc.
299,000 3.625%,  10/1/2029 312,643
225,000 3.375%,  2/1/2031 228,291
OneMain Finance Corporation
65,000 3.500%,  1/15/2027 63,538
Owl Rock Capital Corporation
90,000 4.250%,  1/15/2026 95,547
350,000 3.400%,  7/15/2026 359,649
Owl Rock Technology Finance
Corporation
90,000 4.750%,  12/15/2025
i
97,266
Principal
Amount Long-Term Fixed Income (13.9%) Value
Financials (1.2%) - continued
Park Aerospace Holdings, Ltd.
$ 275,000 4.500%,  3/15/2023
i
$ 286,415
Park Intermediate Holdings, LLC
50,000 4.875%,  5/15/2029
i
50,625
PennyMac Financial Services, Inc.
120,000 4.250%,  2/15/2029
i
113,100
Playtika Holding Corporation
80,000 4.250%,  3/15/2029
i
80,224
Principal Life Global Funding II
270,000 1.250%,  8/16/2026
i
264,843
Prudential Financial, Inc.
400,000 3.700%,  3/13/2051 463,722
Quicken Loans, LLC
120,000 3.625%,  3/1/2029
i
119,100
Radian Group, Inc.
85,000 4.875%,  3/15/2027 92,756
Realty Income Corporation
185,000 4.125%,  10/15/2026 206,504
150,000 1.800%,  3/15/2033 141,461
Regency Centers, LP
320,000 4.125%,  3/15/2028 357,722
Reinsurance Group of America,
Inc.
323,000 4.700%,  9/15/2023 345,181
Royal Bank of Scotland Group plc
425,000 6.000%,  12/29/2025
d,l
469,808
400,000 4.445%,  5/8/2030
d
453,998
Santander UK Group Holdings plc
360,000 1.673%,  6/14/2027
d
353,983
Service Properties Trust
50,000 4.750%,  10/1/2026 49,450
41,000 4.950%,  2/15/2027 40,385
90,000 5.500%,  12/15/2027 94,134
Simon Property Group, LP
475,000 3.800%,  7/15/2050 538,591
Societe Generale SA
138,000 4.750%,  11/24/2025
i
151,171
Spirit Realty, LP
475,000 2.100%,  3/15/2028 466,253
Springleaf Finance Corporation
100,000 6.875%,  3/15/2025 111,625
180,000 7.125%,  3/15/2026 204,300
Sumitomo Mitsui Financial Group,
Inc.
126,000 3.010%,  10/19/2026 133,387
225,000 1.710%,  1/12/2031 212,957
Sumitomo Mitsui Trust Bank, Ltd.
380,000 0.800%,  9/16/2024
i
376,828
Synchrony Financial
55,000 4.250%,  8/15/2024 59,024
225,000 3.950%,  12/1/2027 245,621
Truist Financial Corporation
180,000 1.887%,  6/7/2029
d
178,093
UBS Group Funding Jersey, Ltd.
126,000 4.125%,  9/24/2025
i
137,666
UDR, Inc.
275,000 2.100%,  8/1/2032 263,152
United Wholesale Mortgage, LLC
135,000 5.500%,  4/15/2029
i
131,288

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (13.9%) Value
Financials (1.2%) - continued
VEREIT Operating Partnership, LP
$ 300,000 2.850%,  12/15/2032 $ 310,990
VICI Properties, LP
100,000 4.250%,  12/1/2026
i
103,583
40,000 3.750%,  2/15/2027
i
41,100
80,000 4.625%,  12/1/2029
i
85,350
Voya Financial, Inc.
342,000 3.125%,  7/15/2024 361,102
Wells Fargo & Company
168,000 3.450%,  2/13/2023 173,924
250,000 4.125%,  8/15/2023 264,441
125,000 3.000%,  2/19/2025 131,600
600,000 3.000%,  4/22/2026 635,041
168,000 3.000%,  10/23/2026 177,448
500,000 2.393%,  6/2/2028
d
508,184
323,000 4.900%,  11/17/2045 415,358
Welltower, Inc.
270,000 2.050%,  1/15/2029 265,714
Total 50,740,119
Mortgage-Backed Securities (3.6%)
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
9,957,000 1.500%,  11/1/2036
c
10,021,370
5,200,000 2.000%,  11/1/2036
c
5,335,992
22,300,000 2.000%,  12/1/2036
c
22,845,740
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
18,000,000 2.000%,  11/1/2051
c,m
17,999,649
8,525,000 2.500%,  11/1/2051
c
8,755,275
20,225,000 2.000%,  12/1/2051
c
20,182,733
31,328,000 2.500%,  12/1/2051
c,m
32,099,575
1,300,000 3.000%,  11/1/2047
c
1,356,164
12,850,000 3.000%,  12/15/2049
c
13,390,232
Government National Mortgage
Association Conventional 30-Yr.
Pass Through
15,000,000 2.500%,  11/1/2051
c
15,419,238
2,525,000 2.500%,  12/1/2051
c
2,590,344
Total 149,996,312
Technology (0.3%)
Analog Devices, Inc.
425,000 2.950%,  10/1/2051 442,017
Apple, Inc.
115,000 3.000%,  2/9/2024 120,367
250,000 3.000%,  6/20/2027 269,779
585,000 3.750%,  9/12/2047 692,194
Applied Materials, Inc.
92,000 3.300%,  4/1/2027 99,818
Baidu, Inc.
360,000 3.425%,  4/7/2030 376,142
Black Knight InfoServ, LLC
158,000 3.625%,  9/1/2028
i
157,210
Broadcom Corporation
70,000 3.875%,  1/15/2027 75,882
Broadcom, Inc.
180,000 5.000%,  4/15/2030 208,866
76,000 3.469%,  4/15/2034
i
78,408
Principal
Amount Long-Term Fixed Income (13.9%) Value
Technology (0.3%) - continued
$ 220,000 3.187%,  11/15/2036
i
$ 216,270
CommScope Technologies
Finance, LLC
142,000 6.000%,  6/15/2025
i
140,556
CommScope, Inc.
100,000 7.125%,  7/1/2028
i
98,625
Dell International, LLC
26,000 5.450%,  6/15/2023 27,687
490,000 6.020%,  6/15/2026 577,385
180,000 8.350%,  7/15/2046 299,119
Fiserv, Inc.
350,000 2.250%,  6/1/2027 355,908
360,000 2.650%,  6/1/2030 365,854
Gartner, Inc.
85,000 3.625%,  6/15/2029
i
85,425
165,000 3.750%,  10/1/2030
i
167,269
Iron Mountain, Inc.
130,000 4.875%,  9/15/2029
i
134,303
150,000 5.250%,  7/15/2030
i
156,631
156,000 4.500%,  2/15/2031
i
157,560
Lam Research Corporation
450,000 2.875%,  6/15/2050 459,359
Microchip Technology, Inc.
180,000 0.983%,  9/1/2024
i
178,148
Micron Technology, Inc.
180,000 2.497%,  4/24/2023 184,959
360,000 4.663%,  2/15/2030 410,904
Microsoft Corporation
570,000 3.041%,  3/17/2062 613,055
975,000 3.700%,  8/8/2046 1,172,064
MSCI, Inc.
125,000 4.000%,  11/15/2029
i
130,625
NCR Corporation
230,000 6.125%,  9/1/2029
i
247,109
NVIDIA Corporation
450,000 3.500%,  4/1/2040 503,358
NXP Funding, LLC
175,000 5.550%,  12/1/2028
i
211,296
184,000 4.300%,  6/18/2029
i
207,196
180,000 2.500%,  5/11/2031
i
178,900
180,000 3.250%,  5/11/2041
i
183,966
Open Text Corporation
165,000 4.125%,  2/15/2030
i
167,739
Oracle Corporation
180,000 3.950%,  3/25/2051 195,289
250,000 3.850%,  7/15/2036 270,117
450,000 3.600%,  4/1/2040 468,969
475,000 4.000%,  7/15/2046 513,114
PTC, Inc.
70,000 3.625%,  2/15/2025
i
71,139
60,000 4.000%,  2/15/2028
i
60,825
Qorvo, Inc.
300,000 3.375%,  4/1/2031
i
310,137
Rackspace Technology Global,
Inc.
140,000 5.375%,  12/1/2028
g,i
134,750
Seagate HDD Cayman
217,000 3.125%,  7/15/2029
i
208,157
175,000 3.375%,  7/15/2031
i
167,713
Sensata Technologies, Inc.
215,000 3.750%,  2/15/2031
i
212,044

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (13.9%) Value
Technology (0.3%) - continued
Shift4 Payments, LLC
$ 50,000 4.625%,  11/1/2026
i
$ 51,812
SS&C Technologies, Inc.
290,000 5.500%,  9/30/2027
i
305,225
Switch, Ltd.
130,000 3.750%,  9/15/2028
i
129,350
Teledyne Technologies, Inc.
276,000 2.250%,  4/1/2028 277,547
Texas Instruments, Inc.
330,000 4.150%,  5/15/2048 418,830
Tyco Electronics Group SA
46,000 3.450%,  8/1/2024 48,575
VeriSign, Inc.
110,000 4.750%,  7/15/2027 115,159
Viavi Solutions, Inc.
106,000 3.750%,  10/1/2029
i
105,237
VMware, Inc.
275,000 4.650%,  5/15/2027 311,624
270,000 1.800%,  8/15/2028 263,194
Total 14,790,760
Transportation (0.1%)
Air Canada
30,000 3.875%,  8/15/2026
i
30,375
Air Canada Pass Through Trust
30,101 3.875%,  3/15/2023
i
30,354
American Airlines, Inc.
157,000 11.750%,  7/15/2025
i
194,484
255,000 5.500%,  4/20/2026
i
267,495
30,000 5.750%,  4/20/2029
i
32,287
Avis Budget Car Rental, LLC
120,000 5.375%,  3/1/2029
g,i
126,300
Burlington Northern Santa Fe, LLC
140,000 5.750%,  5/1/2040 196,450
100,000 4.450%,  3/15/2043 125,360
CSX Corporation
270,000 3.800%,  4/15/2050 314,109
Delta Air Lines, Inc.
166,000 7.000%,  5/1/2025
i
193,714
484,000 4.750%,  10/20/2028
i
537,449
Southwest Airlines Company
110,000 4.750%,  5/4/2023 116,402
150,000 5.125%,  6/15/2027 173,079
368,000 2.625%,  2/10/2030 371,708
United Airlines Pass Through Trust
10,000 3.700%,  12/1/2022 10,231
United Airlines, Inc.
140,000 4.375%,  4/15/2026
i
144,826
140,000 4.625%,  4/15/2029
i
144,337
United Parcel Service, Inc.
360,000 4.450%,  4/1/2030 427,108
XPO Logistics, Inc.
95,000 6.250%,  5/1/2025
i
100,078
Total 3,536,146
U.S. Government & Agencies (4.4%)
U.S. Treasury Bonds
400,000 1.625%,  11/15/2050 371,000
4,485,000 2.250%,  11/15/2027 4,719,236
Principal
Amount Long-Term Fixed Income (13.9%) Value
U.S. Government & Agencies (4.4%) -
continued
$ 7,300,000 2.875%,  5/15/2028 $ 7,968,121
1,510,000 5.250%,  11/15/2028 1,896,407
4,600,000 1.625%,  8/15/2029 4,652,828
4,100,000 1.500%,  2/15/2030 4,104,164
250,000 0.875%,  11/15/2030 236,201
4,680,000 1.125%,  2/15/2031 4,514,006
1,175,000 4.375%,  5/15/2040 1,637,656
6,780,000 3.000%,  5/15/2042 7,959,879
12,618,000 2.500%,  5/15/2046 13,907,895
10,050,000 2.875%,  5/15/2049 12,061,178
U.S. Treasury Notes
6,040,000 0.125%,  10/31/2022 6,038,113
80,000 2.000%,  11/30/2022 81,578
22,100,000 0.125%,  12/31/2022 22,071,512
1,610,000 0.125%,  1/31/2023 1,607,170
4,750,000 2.500%,  3/31/2023 4,894,912
940,000 0.125%,  4/30/2023 936,622
9,940,000 0.125%,  8/31/2023 9,882,923
500,000 0.125%,  10/15/2023 496,465
6,560,000 2.500%,  1/31/2024 6,840,081
1,585,000 2.125%,  7/31/2024 1,646,233
2,490,000 2.250%,  11/15/2024 2,600,105
4,360,000 2.125%,  11/30/2024 4,535,933
700,000 1.375%,  1/31/2025 712,113
17,550,000 2.875%,  5/31/2025 18,753,820
250,000 0.250%,  8/31/2025 242,842
5,715,000 2.625%,  1/31/2026 6,081,340
3,290,000 0.500%,  2/28/2026 3,205,180
20,870,000 2.500%,  2/28/2026 22,106,710
5,000,000 0.500%,  4/30/2027 4,790,820
Total 181,553,043
Utilities (0.3%)
Ameren Illinois Company
270,000 4.500%,  3/15/2049 353,918
American Water Capital
Corporation
450,000 2.800%,  5/1/2030 468,488
Appalachian Power Company
92,000 3.300%,  6/1/2027 98,927
Berkshire Hathaway Energy
Company
155,000 4.500%,  2/1/2045 191,846
Calpine Corporation
220,000 4.500%,  2/15/2028
i
222,862
CenterPoint Energy Resources
Corporation
250,000 1.750%,  10/1/2030 239,135
CenterPoint Energy, Inc.
175,000 2.500%,  9/1/2024 181,340
245,000 4.250%,  11/1/2028 277,136
CMS Energy Corporation
126,000 2.950%,  2/15/2027 131,841
Commonwealth Edison Company
125,000 3.700%,  3/1/2045 143,535
70,000 4.350%,  11/15/2045 87,086
Consolidated Edison Company of
New York, Inc.
675,000 4.125%,  5/15/2049 799,737
Consolidated Edison, Inc.
63,000 4.500%,  12/1/2045 76,589

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (13.9%) Value
Utilities (0.3%) - continued
Consumers Energy Company
$ 325,000 4.350%,  4/15/2049 $ 414,767
DTE Electric Company
95,000 3.700%,  3/15/2045 108,323
135,000 3.700%,  6/1/2046 154,320
Duke Energy Carolinas, LLC
350,000 3.700%,  12/1/2047 398,333
Duke Energy Corporation
168,000 3.750%,  9/1/2046 182,818
Duke Energy Florida, LLC
120,000 3.200%,  1/15/2027 129,120
Duke Energy Indiana, LLC
170,000 3.750%,  5/15/2046 194,988
Edison International
575,000 5.750%,  6/15/2027 659,255
Enel Finance International NV
270,000 1.875%,  7/12/2028
i
264,907
Exelon Corporation
340,000 4.700%,  4/15/2050 437,844
90,000 5.100%,  6/15/2045 119,709
376,000 4.450%,  4/15/2046 465,204
FirstEnergy Corporation
60,000 3.350%,  7/15/2022 60,450
ITC Holdings Corporation
30,000 4.050%,  7/1/2023 31,306
84,000 5.300%,  7/1/2043 111,556
Jersey Central Power & Light
Company
150,000 2.750%,  3/1/2032
i
153,318
Mississippi Power Company
185,000 3.950%,  3/30/2028 206,191
National Rural Utilities Cooperative
Finance Corporation
175,000 3.900%,  11/1/2028 195,823
400,000 3.700%,  3/15/2029 446,169
NextEra Energy Operating
Partners, LP
200,000 3.875%,  10/15/2026
i
212,750
NiSource Finance Corporation
245,000 5.650%,  2/1/2045 342,028
NiSource, Inc.
375,000 3.600%,  5/1/2030 408,406
NRG Energy, Inc.
205,000 3.375%,  2/15/2029
i
199,875
65,000 5.250%,  6/15/2029
i
69,225
Pacific Gas and Electric Company
359,000 4.950%,  7/1/2050 397,349
235,000 3.300%,  12/1/2027 240,603
370,000 4.550%,  7/1/2030 403,052
184,000 3.250%,  6/1/2031 184,551
PG&E Corporation
90,000 5.000%,  7/1/2028 93,600
PPL Electric Utilities Corporation
138,000 3.950%,  6/1/2047 166,157
Public Service Electric & Gas
Company
230,000 3.000%,  5/15/2027 247,034
San Diego Gas and Electric
Company
330,000 4.150%,  5/15/2048 401,167
Principal
Amount Long-Term Fixed Income (13.9%) Value
Utilities (0.3%) - continued
South Carolina Electric & Gas
Company
$ 305,000 5.100%,  6/1/2065 $ 448,509
Southern California Edison
Company
185,000 4.000%,  4/1/2047 205,674
Southern Company
250,000 3.250%,  7/1/2026 266,211
Southern Company Gas Capital
Corporation
230,000 4.400%,  5/30/2047 274,407
Southwestern Electric Power
Company
65,000 3.900%,  4/1/2045 72,517
Suburban Propane Partners, LP
170,000 5.875%,  3/1/2027 176,163
30,000 5.000%,  6/1/2031
i
30,750
Talen Energy Supply, LLC
95,000 7.625%,  6/1/2028
i
90,725
TerraForm Power Operating, LLC
205,000 5.000%,  1/31/2028
i
218,325
Virginia Electric and Power
Company
275,000 4.600%,  12/1/2048 358,673
Vistra Operations Company, LLC
170,000 5.000%,  7/31/2027
i
174,250
Total 13,688,842
Total Long-Term Fixed Income
(cost $558,021,780) 576,865,271
Shares
Collateral Held for Securities
Loaned ( 0.5% ) Value
20,689,323 Thrivent Cash Management Trust 20,689,323
Total Collateral Held for
Securities Loaned
(cost $20,689,323) 20,689,323
Shares or
Principal
Amount Short-Term Investments ( 13.3% ) Value
Federal Home Loan Bank Discount
Notes
2,200,000 0.040%, 11/3/2021
n,o
2,199,995
200,000 0.040%, 11/12/2021
n
199,998
2,200,000 0.040%, 11/17/2021
n,o
2,199,961
2,700,000 0.040%, 11/18/2021
n,o
2,699,949
2,000,000 0.040%, 12/1/2021
n,o
1,999,933
23,400,000 0.025%, 12/15/2021
n,o
23,398,856
6,500,000 0.025%, 12/21/2021
n,o
6,499,639
100,000 0.034%, 12/27/2021
n
99,994
300,000 0.020%, 12/28/2021
n,o
299,981
5,300,000 0.042%, 1/19/2022
n,o
5,299,419
Thrivent Core Short-Term Reserve
Fund
49,755,348 0.130% 497,553,476

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments (13.3%) Value
U.S. Treasury Bills
500,000 0.047%, 11/4/2021
n,p
$ 499,998
1,000,000 0.046%, 11/12/2021
n,p
999,987
7,000,000 0.045%, 11/18/2021
n,q
6,999,835
200,000 0.022%, 12/16/2021
n,q
199,981
Total Short-Term Investments
(cost $551,015,609) 551,151,002
Total Investments (cost
$3,163,967,195) 104.2% $4,313,586,196
Other Assets and Liabilities, Net
(4.2%) (174,387,654)
Total Net Assets 100.0% $4,139,198,542
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b All or a portion of the loan is unfunded.
c Denotes investments purchased on a when-issued or
delayed-delivery basis.
d Denotes variable rate securities. The rate shown is as
of October 31, 2021. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
e Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
f Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of October 31, 2021.
g All or a portion of the security is on loan.
h Non-income producing security.
i Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2021, the value of these investments was $103,528,529 or
2.5% of total net assets.
j Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
October 31, 2021.
k Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
l Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
m All or a portion of the security was earmarked to cover
written options.
n The interest rate shown reflects the yield.
o All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
p At October 31, 2021, $468,996 of investments were
segregated to cover exposure to a counterparty for margin
on open mortgage-backed security transactions.
q All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Moderately Aggressive Allocation Fund as of October
31, 2021 was $204,397 or 0.00% of total net assets. The
following table indicates the acquisition date and cost of
restricted securities shown in the schedule as of October
31, 2021.
Security
Acquisition
Date Cost
Upstart Securitization Trust,
11/20/2030 10/1/2020 $ 203,504
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Aggressive
Allocation Fund as of October 31, 2021:
Securities Lending Transactions
Long-Term Fixed Income $ 1,805,924
Common Stock 18,337,524
Total lending $20,143,448
Gross amount payable upon return of
collateral for securities loaned $20,689,323
Net amounts due to counterparty $545,875
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
FNMA - Federal National Mortgage Association
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $1,171,289,929
Gross unrealized depreciation (43,056,321)
Net unrealized appreciation (depreciation) $1,128,233,608
Cost for federal income tax purposes $3,180,729,415

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2021, in valuing Moderately Aggressive Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 1,825,529 – 1,327,594 497,935
Capital Goods 5,066,647 – 4,426,317 640,330
Communications Services 5,082,656 – 4,918,481 164,175
Consumer Cyclical 4,009,954 – 4,009,954 –
Consumer Non-Cyclical 4,556,347 – 4,170,831 385,516
Energy 711,250 – 711,250 –
Financials 1,326,450 – 1,326,450 –
Technology 3,368,048 – 3,209,551 158,497
Transportation 1,612,250 – 1,612,250 –
Utilities 803,570 – 803,570 –
Registered Investment Companies
Unaffiliated 37,868,999 37,868,999 – –
Affiliated 1,756,027,338 1,756,027,338 – –
Common Stock
Communications Services 35,282,587 35,275,196 – 7,391
Consumer Discretionary 129,292,146 129,272,912 – 19,234
Consumer Staples 27,942,006 27,942,006 – –
Energy 28,830,276 28,830,276 – –
Financials 155,850,200 153,993,860 1,856,340 –
Health Care 135,727,711 135,727,711 – –
Industrials 191,390,872 189,079,290 2,311,582 –
Information Technology 212,040,273 211,369,694 670,579 –
Materials 39,017,621 37,565,615 1,452,004 2
Real Estate 67,697,002 67,697,002 – –
Utilities 22,199,990 22,199,990 – –
Long-Term Fixed Income
Asset-Backed Securities 31,391,990 – 30,741,996 649,994
Basic Materials 6,618,839 – 6,618,839 –
Capital Goods 10,955,931 – 10,955,931 –
Collateralized Mortgage Obligations 25,034,721 – 24,534,721 500,000
Commercial Mortgage-Backed Securities 4,624,425 – 4,624,425 –
Communications Services 20,237,138 – 20,237,138 –
Consumer Cyclical 22,331,008 – 22,331,008 –
Consumer Non-Cyclical 25,406,078 – 25,406,078 –
Energy 15,959,919 – 15,959,919 –
Financials 50,740,119 – 50,740,119 –
Mortgage-Backed Securities 149,996,312 – 149,996,312 –
Technology 14,790,760 – 14,790,760 –
Transportation 3,536,146 – 3,536,146 –
U.S. Government & Agencies 181,553,043 – 181,553,043 –
Utilities 13,688,842 – 13,688,842 –
Short-Term Investments 53,597,526 – 53,597,526 –
Subtotal Investments in Securities $3,497,992,519 $2,832,849,889 $662,119,556 $3,023,074
Other Investments  * Total
Affiliated Registered Investment Companies 297,350,878
Affiliated Short-Term Investments 497,553,476
Collateral Held for Securities Loaned 20,689,323
Subtotal Other Investments $815,593,677
Total Investments at Value $4,313,586,196
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
NASDAQ
-
National Association of Securities Dealers
Automated Quotations
S&P
-
Standard & Poor's
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 16,294,420 16,294,420 – –
Total Asset Derivatives $16,294,420 $16,294,420 $– $–
Liability Derivatives
Futures Contracts 20,479,173 20,479,173 – –
Call Options Written 24,468 – – 24,468
Credit Default Swaps 481,823 – 481,823 –
Total Liability Derivatives $20,985,464 $20,479,173 $481,823 $24,468
The following table presents Moderately Aggressive Allocation Fund's futures contracts held as of October 31, 2021. Investments and/or cash totaling $36,673,187 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 250 December 2021 $ 33,389,353 ( $ 713,570)
CBOT 2-Yr. U.S. Treasury Note 323 December 2021 71,121,554 (303,804)
CBOT 5-Yr. U.S. Treasury Note 295 December 2021 36,442,639 (526,389)
CBOT U.S. Long Bond 148 December 2021 24,196,172 (391,297)
CME E-mini Russell 2000 Index 17 December 2021 1,907,927 43,078
CME E-mini S&P 500 Index 2,661 December 2021 596,486,993 15,143,857
CME E-mini S&P Mid-Cap 400 Index 6 December 2021 1,622,520 51,120
CME Ultra Long Term U.S. Treasury Bond 233 December 2021 46,105,371 (342,715)
ICE mini MSCI EAFE Index 577 December 2021 67,242,271 255,189
ICE US mini MSCI Emerging Markets Index 826 December 2021 53,616,090 (1,495,490)
Ultra 10-Yr. U.S. Treasury Note 113 December 2021 16,736,724 (348,192)
Total Futures Long Contracts $ 948,867,614 $ 11,371,787
CBOT 5-Yr. U.S. Treasury Note (338) December 2021 ( $ 41,775,884) $ 624,384
CME E-mini NASDAQ 100 Index (214) December 2021 (66,559,243) (1,229,537)
CME E-mini Russell 2000 Index (2,905) December 2021 (325,601,145) (7,791,180)
CME E-mini S&P Mid-Cap 400 Index (868) December 2021 (234,782,921) (7,336,999)
Ultra 10-Yr. U.S. Treasury Note (50) December 2021 (7,428,355) 176,792
Total Futures Short Contracts ( $ 676,147,548) ($15,556,540)
Total Futures Contracts $ 272,720,066 ($4,184,753)

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Counterparty:
JPM
-
J.P. Morgan
MSC
-
Morgan Stanley & Company
The following table presents Moderately Aggressive Allocation Fund's options contracts held as of October 31, 2021.
Option _ Description
(Underlying Security
Description)
Counter-
party
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value
Unrealized
Appreciation/
(Depreciation)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
MSC (6.25) $ 102.58
December
2021 ( $ 6,403,931) ( $ 23,736) $ 8,735
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
JPM (6.25) 100.77
November
2021 (6,249,878) (732) 34,668
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
Total Options Written Contracts ($24,468) $43,403
(*)  Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the
Notes to Financial Statements.
The following table presents Moderately Aggressive Allocation Fund's swaps contracts held as of October 31, 2021. Investments totaling
$7,199,816 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 37, 5 Year, at 5.00%, Quarterly Sell 12/20/2026 ( $ 76,600,000) $ – ( $ 481,823) ( $ 481,823)
Total Credit Default Swaps $– ($481,823) ($481,823)
1 As the buyer of protection, Moderately Aggressive Allocation Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderately Aggressive
Allocation Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Moderately Aggressive Allocation Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of October 31, 2021, for Moderately Aggressive
Allocation Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting
Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 15,493,244
Total Equity Contracts 15,493,244
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 801,176
Options Written Net Assets - Distributable earnings/(accumulated loss) 43,403
Total Interest Rate Contracts 844,579
Total Asset Derivatives $16,337,823
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 17,853,206
Total Equity Contracts 17,853,206
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 2,625,967
Total Interest Rate Contracts 2,625,967
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 481,823
Total Credit Contracts 481,823
Total Liability Derivatives $20,960,996
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2021, for
Moderately Aggressive Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Options Written Net realized gains/(losses) on Written option contracts 290,577
Options Purchased Net realized gains/(losses) on Investments 374,451
Futures Net realized gains/(losses) on Futures contracts 4,682,113
Total Interest Rate Contracts 5,347,141
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (59,202,716)
Total Equity Contracts (59,202,716)
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts (4,905,593)
Total Foreign Exchange Contracts (4,905,593)
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements 1,647,959
Total Credit Contracts 1,647,959
Total ($57,113,209)

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2021, for Moderately Aggressive Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 17,822,718
Total Equity Contracts 17,822,718
Interest Rate Contracts
Options Written Change in net unrealized appreciation/(depreciation) on Written option contracts 6,754
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (2,134,867)
Options Purchased Change in net unrealized appreciation/(depreciation) on Investments (40,594)
Total Interest Rate Contracts (2,168,707)
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements (481,823)
Total Credit Contracts (481,823)
Total $15,172,188
The following table presents Moderately Aggressive Allocation Fund's average volume of derivative activity during the period ended October
31, 2021.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $640,029,118
Futures - Short (613,043,663)
Interest Rate Contracts
Futures - Long 138,982,507
Futures - Short (20,816,671)
Options Purchased 15,099,293
Options Written (12,006,196)
Foreign Exchange Contracts
Futures - Long 47,849,209
Credit Contracts
Credit Default Swaps - Sell
Protection 3,594,775

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Aggressive
Allocation Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
10/31/2021
Shares Held at
10/31/2021
% of Net
Assets
10/31/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $43,419 $4,877 $– $47,684 4,916 1.2%
Core Emerging Markets Equity 25,904 3,851 – 33,753 2,853 0.8
Core International Equity 78,266 11,648 35,000 79,940 7,025 1.9
Core Low Volatility Equity 154,722 3,596 57,000 135,974 9,077 3.3
Global Stock, Class S 140,176 5,301 – 198,644 6,001 4.8
High Yield, Class S 22,568 1,109 – 24,579 5,263 0.6
Income, Class S 73,867 4,058 – 76,461 7,810 1.9
International Allocation, Class S 226,007 4,205 – 305,058 24,984 7.4
Large Cap Growth, Class S 299,553 21,780 – 424,234 19,668 10.3
Large Cap Value, Class S 215,898 16,283 – 335,569 11,186 8.1
Limited Maturity Bond, Class S 38,375 567 – 38,909 3,076 0.9
Mid Cap Stock, Class S 182,940 7,016 – 280,633 6,741 6.8
Small Cap Stock, Class S 45,587 934 – 71,941 2,012 1.7
Total Affiliated Registered Investment
Companies 1,547,282 2,053,379 49.7
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% 263,830 816,507 582,784 497,553 49,755 12.0
Total Affiliated Short-Term Investments 263,830 497,553 12.0
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   7,754 578,149 565,214 20,689 20,689 0.5
Total Collateral Held for Securities Loaned 7,754 20,689 0.5
Total Value $1,818,866 $2,571,621
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2020
- 10/31/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $(612) $– $2,022
Core Emerging Markets Equity – 3,998 – 250
Core International Equity (448) 25,474 – 1,809
Core Low Volatility Equity Fund 2,079 32,577 568 3,028
Global Stock, Class S – 53,167 3,687 1,614
High Yield, Class S – 902 – 1,109
Income, Class S – (1,464) 1,982 2,076
International Allocation, Class S – 74,846 – 4,206
Large Cap Growth, Class S – 102,901 21,779 –
Large Cap Value, Class S – 103,388 12,347 3,936
Limited Maturity Bond, Class S – (33) – 567
Mid Cap Stock, Class S – 90,677 6,433 584
Small Cap Stock, Class S – 25,420 572 362
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% (27) 27 – 588
Total Income/Non Income Cash from Affiliated Investments $22,151
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 2 72
Total Affiliated Income from Securities Loaned, Net $72
Total $1,604 $511,268 $47,370

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( 1.8% )
a
Value
Basic Materials (0.1%)
Ball Metalpack Finco, LLC, Term
Loan
$ 91,913
4.621%,  (LIBOR 3M +
4.500%), 7/31/2025
b
$ 91,683
Flexsys, Inc./Ohio, Term Loan
285,000
0.000%,  (LIBOR 1M +
5.250%), 8/12/2028
b,c,d,e
285,000
Hexion, Inc., Term Loan
108,338
3.640%,  (LIBOR 3M +
3.500%), 7/1/2026
b
108,157
INEOS US Petrochem, LLC, Term
Loan
209,475
3.250%,  (LIBOR 1M +
2.750%), 1/29/2026
b
209,475
Innophos Holdings, Inc., Term
Loan
108,350
3.837%,  (LIBOR 1M +
3.750%), 2/7/2027
b,e
108,485
Nouryon USA, LLC, Term Loan
251,650
2.839%,  (LIBOR 1M +
2.750%), 10/1/2025
b
249,607
Pixelle Specialty Solutions, LLC,
Term Loan
186,309
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
b
185,776
Sparta US HoldCo, LLC, Term
Loan
45,000
4.250%,  (LIBOR 3M +
3.500%), 8/2/2028
b
44,944
Venator Finance SARL, Term Loan
143,876
3.087%,  (LIBOR 1M +
3.000%), 8/8/2024
b
142,257
Total 1,425,384
Capital Goods (0.3%)
Bingo Industries, Ltd., Term Loan
105,000
4.000%,  (LIBOR 3M +
3.500%), 8/9/2028
b,e
104,737
Flex Acquisition Company, Inc.,
Term Loan
237,107
3.131%,  (LIBOR 3M +
3.000%), 6/29/2025
b
235,153
169,150
4.000%,  (LIBOR 3M +
3.500%), 3/2/2028
b
168,632
Gemini HDPE, LLC, Term Loan
178,917
3.500%,  (LIBOR 3M +
3.000%), 12/31/2027
b
178,806
GFL Environmental, Inc., Term
Loan
203,462
3.500%,  (LIBOR 3M +
3.000%), 5/31/2025
b
203,717
Graham Packaging Company,
Inc., Term Loan
199,000
3.750%,  (LIBOR 1M +
3.000%), 8/4/2027
b
198,457
Grinding Media, Inc., Term Loan
290,000
4.750%,  (LIBOR 3M +
4.000%), 9/22/2028
b,e
290,363
Groupe Solmax, Inc., Term Loan
120,000
0.000%,  (LIBOR 1M +
4.750%), 7/23/2028
b,c,d
120,000
Principal
Amount Bank Loans (1.8%)
a
Value
Capital Goods (0.3%) - continued
Hyperion Materials &
Technologies, Inc., Term Loan
$ 175,000
5.000%,  (LIBOR 3M +
4.500%), 7/30/2028
b
$ 175,000
LABL, Inc., Term Loan
28,000
0.000%,  (LIBOR 1M +
5.000%), 10/22/2028
b,c,d
27,808
LRS Holdings, LLC, Term Loan
139,000
0.000%,  (LIBOR 1M +
4.250%), 8/31/2028
b,c,d,e
139,174
MI Windows and Doors, Inc., Term
Loan
173,687
4.500%,  (LIBOR 1M +
3.750%), 12/18/2027
b
173,797
Pactiv Evergreen Group Holdings,
Inc., Term Loan
84,362
3.337%,  (LIBOR 1M +
3.250%), 2/5/2026
b
83,777
Quikrete Holdings Inc., Term Loan
170,000
0.000%,  (LIBOR 1M +
3.000%), 6/11/2028
b,c,d
169,320
RLG Holdings, LLC, Delayed Draw
31,646
5.000%,  (LIBOR 3M +
4.250%), 7/8/2028
b
31,646
RLG Holdings, LLC, Term Loan
125,000
5.000%,  (LIBOR 3M +
4.250%), 7/8/2028
b
125,000
TransDigm, Inc., Term Loan
379,250
2.337%,  (LIBOR 1M +
2.250%), 12/9/2025
b
374,399
TricorBraun Holdings, Inc., Term
Loan
249,450
3.750%,  (LIBOR 1M +
3.250%), 3/3/2028
b
247,721
Trident TPI Holdings, Inc., Delayed
Draw
22,500
1.814%,  (LIBOR 3M +
4.000%), 9/17/2028
b,c,d
22,532
Trident TPI Holdings, Inc., Term
Loan
152,500
4.500%,  (LIBOR 3M +
4.000%), 9/17/2028
b
152,718
Vertiv Group Corporation, Term
Loan
679,863
2.830%,  (LIBOR 1M +
2.750%), 3/2/2027
b
674,764
Waterlogic USA Holdings, Inc.,
Term Loan
155,000
0.000%,  (LIBOR 1M +
4.750%), 8/12/2028
b,c,d
155,000
Total 4,052,521
Communications Services (0.3%)
Allen Media, LLC, Term Loan
139,648
5.734%,  (LIBOR 3M +
5.500%), 2/10/2027
b
139,532
Altice France SA, Term Loan
114,600
2.879%,  (LIBOR 3M +
2.750%), 7/31/2025
b
112,570
Cablevision Lightpath, LLC, Term
Loan
183,150
3.750%,  (LIBOR 1M +
3.250%), 12/1/2027
b
183,242

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (1.8%)
a
Value
Communications Services (0.3%) - continued
CCI Buyer, Inc., Term Loan
$ 59,700
4.500%,  (LIBOR 3M +
3.750%), 12/17/2027
b
$ 59,874
CommScope, Inc., Term Loan
207,355
3.337%,  (LIBOR 1M +
3.250%), 4/4/2026
b
204,440
DIRECTV Financing, LLC, Term
Loan
325,000
5.750%,  (LIBOR 3M +
5.000%), 8/2/2027
b
325,156
E.W. Scripps Company, Term Loan
190,850
3.750%,  (LIBOR 1M +
3.000%), 1/7/2028
b
190,940
Entercom Media Corporation, Term
Loan
138,725
2.585%,  (LIBOR 1M +
2.500%), 11/17/2024
b
137,511
iHeartCommunications, Inc., Term
Loan
115,612
3.087%,  (LIBOR 1M +
3.000%), 5/1/2026
b
114,724
Indy US Bidco, LLC, Term Loan
179,100
4.087%,  (LIBOR 1M +
4.000%), 3/5/2028
b
179,437
Meredith Corporation, Term Loan
158,396
5.250%,  (LIBOR 3M +
4.250%), 1/31/2025
b
161,531
Metronet Systems Holdings, LLC,
Term Loan
193,958
4.500%,  (LIBOR 1M +
3.750%), 6/2/2028
b
194,140
NEP Group, Inc., Term Loan
170,187
3.337%,  (LIBOR 1M +
3.250%), 10/20/2025
b
164,896
25,000
7.087%,  (LIBOR 1M +
7.000%), 10/19/2026
b
24,131
Nexstar Media, Inc., Term Loan
246,980
2.582%,  (LIBOR 1M +
2.500%), 9/19/2026
b
246,486
ORBCOMM, Inc., Term Loan
150,000
5.000%,  (LIBOR 3M +
4.250%), 9/1/2028
b
150,000
Peraton Corporation, Term Loan
268,650
4.500%,  (LIBOR 1M +
3.750%), 2/1/2028
b
268,943
Radiate Holdco, LLC, Term Loan
426,775
4.250%,  (LIBOR 1M +
3.500%), 9/25/2026
b
425,516
Terrier Media Buyer, Inc., Term
Loan
258,050
3.587%,  (LIBOR 1M +
3.500%), 12/17/2026
b
256,953
Univision Communications, Inc.,
Term Loan
140,000
0.000%,  (LIBOR 1M +
3.250%), 5/21/2028
b,c,d
139,803
Voyage Australia Property, Ltd.,
Term Loan
150,000
4.000%,  (LIBOR 3M +
3.500%), 6/18/2028
b
150,187
Principal
Amount Bank Loans (1.8%)
a
Value
Communications Services (0.3%) - continued
WideOpenWest Finance, LLC,
Term Loan
$ 108,461
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
$ 108,287
Xplornet Communications, Inc.,
Term Loan
150,000
0.000%,  (LIBOR 1M +
4.000%), 9/30/2028
b,c,d
149,679
135,000
0.000%,  (LIBOR 1M +
7.000%), 9/30/2029
b,c,d,e
134,325
Total 4,222,303
Consumer Cyclical (0.3%)
ACProducts Holdings, Inc., Term
Loan
99,750
4.750%,  (LIBOR 3M +
4.250%), 5/17/2028
b
99,439
AI Aqua Merger Sub, Inc., Delayed
Draw
19,375
0.000%,  (LIBOR 1M +
4.000%), 7/30/2028
b,c,d
19,440
AI Aqua Merger Sub, Inc., Term
Loan
155,000
4.500%,  (LIBOR 1M +
4.000%), 7/30/2028
b
155,516
American Trailer World
Corporation, Term Loan
174,563
4.500%,  (LIBOR 1M +
3.750%), 3/5/2028
b
173,726
Caesars Resort Collection, LLC,
Term Loan
129,673
3.587%,  (LIBOR 1M +
3.500%), 7/20/2025
b
129,748
Carnival Corporation, Term Loan
139,295
3.750%,  (LIBOR 3M +
3.000%), 6/30/2025
b
139,034
Cengage Learning, Inc., Term
Loan
280,000
5.750%,  (LIBOR 3M +
4.750%), 7/14/2026
b
281,254
CP Atlas Buyer, Inc., Term Loan
169,150
4.250%,  (LIBOR 1M +
3.750%), 11/23/2027
b
168,040
Golden Entertainment, Inc., Term
Loan
329,062
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
328,378
Golden Nugget, LLC, Term Loan
161,778
3.250%,  (LIBOR 3M +
2.500%), 10/4/2023
b
160,882
Michaels Companies, Inc., Term
Loan
279,300
5.000%,  (LIBOR 3M +
4.250%), 4/15/2028
b
278,778
Penn National Gaming, Inc., Term
Loan
117,533
3.000%,  (LIBOR 1M +
2.250%), 10/15/2025
b
117,289
Raptor Acquisition Corporation,
Term Loan
95,000
4.750%,  (LIBOR 3M +
4.000%), 11/1/2026
b
95,427

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (1.8%)
a
Value
Consumer Cyclical (0.3%) - continued
Scientific Games International,
Inc., Term Loan
$ 647,607
2.837%,  (LIBOR 1M +
2.750%), 8/14/2024
b
$ 644,590
Staples, Inc., Term Loan
35,101
4.626%,  (LIBOR 3M +
4.500%), 9/12/2024
b
34,155
140,555
5.126%,  (LIBOR 3M +
5.000%), 4/12/2026
b
134,947
Tenneco, Inc., Term Loan
178,873
3.087%,  (LIBOR 1M +
3.000%), 10/1/2025
b
175,855
Truck Hero, Inc., Term Loan
44,775
4.000%,  (LIBOR 1M +
3.250%), 2/24/2028
b
44,561
Wyndham Hotels & Resorts, Inc.,
Term Loan
135,800
1.837%,  (LIBOR 1M +
1.750%), 5/30/2025
b
134,801
Total 3,315,860
Consumer Non-Cyclical (0.3%)
Adient US, LLC, Term Loan
74,812
3.587%,  (LIBOR 1M +
3.500%), 4/8/2028
b
74,799
Alltech, Inc., Term Loan
131,000
0.000%,  (LIBOR 1M +
4.000%), 10/7/2028
b,c,d,e
131,164
Bausch Health Americas, Inc.,
Term Loan
281,248
3.087%,  (LIBOR 1M +
3.000%), 6/1/2025
b
280,528
Bellring Brands, LLC, Term Loan
182,160
4.750%,  (LIBOR 1M +
4.000%), 10/21/2024
b
182,753
Blue Ribbon, LLC, Term Loan
192,563
6.750%,  (LIBOR 3M +
6.000%), 5/7/2028
b,e
191,118
Chobani, LLC, Term Loan
94,050
4.500%,  (LIBOR 1M +
3.500%), 10/23/2027
b
94,067
City Brewing Company, LLC, Term
Loan
115,000
4.250%,  (LIBOR 3M +
3.500%), 4/5/2028
b
113,635
CNT Holdings I Corporation, Term
Loan
124,375
4.500%,  (LIBOR 3M +
3.750%), 11/8/2027
b
124,530
35,000
7.500%,  (LIBOR 3M +
6.750%), 11/6/2028
b
35,437
Endo Luxembourg Finance
Company I Sarl, Term Loan
303,475
5.750%,  (LIBOR 3M +
5.000%), 3/25/2028
b
295,466
Gainwell Acquisition Corporation,
Term Loan
348,246
4.750%,  (LIBOR 3M +
4.000%), 10/1/2027
b
348,838
Global Medical Response, Inc.,
Term Loan
28,875
0.000%,  (LIBOR 3M +
4.250%), 3/14/2025
b
28,723
Principal
Amount Bank Loans (1.8%)
a
Value
Consumer Non-Cyclical (0.3%) - continued
$ 715,000
0.000%,  (LIBOR 1M +
4.250%), 10/2/2025
b,c,d
$ 711,554
Herens US Holdco Corporation,
Term Loan
264,337
4.123%,  (LIBOR 2M +
4.000%), 7/2/2028
b
264,631
Mamba Purchaser, Inc., Term Loan
30,000
7.000%,  (LIBOR 1M +
6.500%), 10/14/2029
b
30,187
Ortho-Clinical Diagnostics SA,
Term Loan
198,071
3.080%,  (LIBOR 1M +
3.000%), 6/30/2025
b,c,d
197,907
Petco Health & Wellness
Company, Inc., Term Loan
223,875
4.000%,  (LIBOR 2M +
3.250%), 3/4/2028
b
223,716
PetSmart, LLC, Term Loan
309,225
4.500%,  (LIBOR 3M +
3.750%), 2/12/2028
b
309,336
Precision Medicine Group, LLC,
Delayed Draw
25,385
0.000%,  (LIBOR 1M +
3.000%), 11/20/2027
b,c,d
25,329
Precision Medicine Group, LLC,
Term Loan
193,156
3.750%,  (LIBOR 3M +
3.000%), 11/20/2027
b
192,733
Total 3,856,451
Energy (<0.1%)
Calpine Corporation, Term Loan
233,237
2.590%,  (LIBOR 1M +
2.500%), 12/16/2027
b
232,265
Energizer Holdings, Inc., Term
Loan
64,513
2.750%,  (LIBOR 1M +
2.250%), 12/22/2027
b
64,290
GIP II Blue Holding LP, Term Loan
210,000
5.500%,  (LIBOR 3M +
4.500%), 9/22/2028
b
210,395
Lealand Finance Company BV,
Term Loan
53,434
0.000%,PIK 3.000%, (LIBOR
1M + 4.000%), 6/30/2025
b,f
23,867
Total 530,817
Financials (0.1%)
Asurion, LLC, Term Loan
267,975
3.337%,  (LIBOR 1M +
3.250%), 12/23/2026
b
265,169
94,525
3.337%,  (LIBOR 1M +
3.250%), 7/31/2027
b
93,580
175,000
5.337%,  (LIBOR 1M +
5.250%), 2/3/2028
b
174,281
155,000
5.337%,  (LIBOR 1M +
5.250%), 1/15/2029
b
154,257
Digicel International Finance, Ltd.,
Term Loan
213,462
3.430%,  (LIBOR 3M +
3.250%), 5/27/2024
b
208,126

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (1.8%)
a
Value
Financials (0.1%) - continued
NCR Corporation, Term Loan
$ 87,525
2.630%,  (LIBOR 3M +
2.500%), 8/28/2026
b,e
$ 85,774
Tiger Acquisition, LLC, Term Loan
94,763
3.750%,  (LIBOR 3M +
3.250%), 6/1/2028
b
94,096
Tronox Finance, LLC, Term Loan
133,777
2.370%,  (LIBOR 3M +
2.250%), 3/11/2028
b
132,691
Total 1,207,974
Technology (0.2%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
215,177
3.629%,  (LIBOR 2M +
3.500%), 8/21/2026
b
211,583
Crown Subsea Communications
Holding, Inc., Term Loan
224,384
5.750%,  (LIBOR 1M +
5.000%), 4/27/2027
b
225,972
Gogo Intermediate Holdings, LLC,
Term Loan
239,400
4.500%,  (LIBOR 3M +
3.750%), 4/30/2028
b
239,501
Gridiron Fiber Corporation, Term
Loan
105,000
0.000%,  (LIBOR 1M +
4.500%), 10/4/2028
b,c,d
101,850
Lummus Technology Holdings V,
LLC, Term Loan
445,213
3.587%,  (LIBOR 1M +
3.500%), 6/30/2027
b
443,793
Prime Security Services Borrower,
LLC, Term Loan
582,075
3.500%,  (LIBOR 3M +
2.750%), 9/23/2026
b
580,952
Rackspace Technology Global,
Inc., Term Loan
378,100
3.500%,  (LIBOR 3M +
2.750%), 2/9/2028
b
375,336
Redstone Holdco 2 LP, Term Loan
135,966
5.500%,  (LIBOR 3M +
4.750%), 4/27/2028
b,e
130,527
77,526
8.500%,  (LIBOR 3M +
7.750%), 8/6/2029
b
74,619
SS&C Technologies, Inc., Term
Loan
22,380
1.837%,  (LIBOR 1M +
1.750%), 4/16/2025
b
22,133
20,383
1.837%,  (LIBOR 1M +
1.750%), 4/16/2025
b
20,158
Verscend Holding Corporation,
Term Loan
89,775
4.087%,  (LIBOR 1M +
4.000%), 8/27/2025
b
89,887
Zayo Group Holdings, Inc., Term
Loan
406,776
3.087%,  (LIBOR 1M +
3.000%), 3/9/2027
b
400,134
Total 2,916,445
Principal
Amount Bank Loans (1.8%)
a
Value
Transportation (0.1%)
AAdvantage Loyalty IP, Ltd., Term
Loan
$ 455,000
5.500%,  (LIBOR 3M +
4.750%), 4/20/2028
b
$ 473,628
Air Canada, Term Loan
98,000
4.250%,  (LIBOR 3M +
3.500%), 8/11/2028
b
98,959
Genesee & Wyoming, Inc., Term
Loan
216,700
2.132%,  (LIBOR 3M +
2.000%), 12/30/2026
b
215,369
Hertz Corporation, Term Loan
74,812
4.000%,  (LIBOR 1M +
3.500%), 6/30/2028
b
74,881
14,135
4.000%,  (LIBOR 1M +
3.500%), 6/30/2028
b
14,148
Mileage Plus Holdings, LLC, Term
Loan
125,000
6.250%,  (LIBOR 3M +
5.250%), 6/20/2027
b
133,048
SkyMiles IP, Ltd., Term Loan
170,000
4.750%,  (LIBOR 3M +
3.750%), 10/20/2027
b
180,955
United Airlines, Inc., Term Loan
144,275
4.500%,  (LIBOR 3M +
3.750%), 4/21/2028
b
146,207
Total 1,337,195
Utilities (0.1%)
Advanced Drainage Systems, Inc.,
Term Loan
37,092
2.375%,  (LIBOR 1M +
2.250%), 9/24/2026
b
37,123
CQP Holdco LP, Term Loan
339,150
4.250%,  (LIBOR 1M +
3.750%), 6/4/2028
b
338,726
EnergySolutions, LLC, Term Loan
128,720
4.750%,  (LIBOR 3M +
3.750%), 5/11/2025
b
128,720
Exgen Renewables IV, LLC, Term
Loan
85,000
3.500%,  (LIBOR 3M +
2.500%), 12/15/2027
b
85,060
Osmose Utilities Services, Inc.,
Term Loan
60,000
3.750%,  (LIBOR 1M +
3.250%), 6/17/2028
b
59,794
PG&E Corporation, Term Loan
136,920
3.500%,  (LIBOR 3M +
3.000%), 6/23/2025
b
135,337
Total 784,760
Total Bank Loans
(cost $23,605,362) 23,649,710
Principal
Amount Long-Term Fixed Income ( 38.3% ) Value
Asset-Backed Securities (2.1%)
510 Asset Backed Trust
450,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
g,h
446,747

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.3%) Value
Asset-Backed Securities (2.1%) - continued
Access Group, Inc.
$ 89,892
0.589%,  (LIBOR 1M +
0.500%), 2/25/2036, Ser.
2013-1, Class A
b,g
$ 89,092
Aimco CLO 11, Ltd.
650,000
1.504%,  (LIBOR 3M +
1.380%), 10/15/2031, Ser.
2020-11A, Class A1
b,g
650,000
Arch Street CLO, Ltd.
300,000
2.432%,  (LIBOR 3M +
2.300%), 10/20/2028, Ser.
2016-2A, Class CR2
b,g
300,068
300,000
3.582%,  (LIBOR 3M +
3.450%), 10/20/2028, Ser.
2016-2A, Class DR2
b,g
299,045
Ares CLO, Ltd.
550,000
1.522%,  (LIBOR 3M +
1.400%), 10/17/2030, Ser.
2018-28RA, Class A2
b,g
550,246
Ares XXXIIR CLO, Ltd.
525,000
2.125%,  (LIBOR 3M +
2.000%), 5/15/2030, Ser.
2014-32RA, Class A2BR
b,g
525,050
Assurant CLO I, Ltd.
325,000
1.833%,  (LIBOR 3M +
1.700%), 10/20/2034, Ser.
2017-1A, Class BR
b,d,g
325,035
Buttermilk Park CLO, Ltd.
925,000
1.524%,  (LIBOR 3M +
1.400%), 10/15/2031, Ser.
2018-1A, Class A2
b,g
925,413
Carlyle Global Market Strategies
CLO, Ltd.
600,000
1.574%,  (LIBOR 3M +
1.450%), 7/15/2031, Ser.
2014-5A, Class A2RR
b,g
600,187
CarVal CLO II, Ltd.
475,000
1.632%,  (LIBOR 3M +
1.500%), 4/20/2032, Ser.
2019-1A, Class BR
b,g
475,045
275,000
2.132%,  (LIBOR 3M +
2.000%), 4/20/2032, Ser.
2019-1A, Class CR
b,g
275,012
CBAM, Ltd.
600,000
1.404%,  (LIBOR 3M +
1.280%), 2/12/2030, Ser.
2019-9A, Class A
b,g
600,133
Cent CLO, LP
175,000
2.424%,  (LIBOR 3M +
2.300%), 10/25/2028, Ser.
2018-27A, Class B
b,g
175,123
Cheniere Corpus Christi Holdings,
LLC
112,000 2.742%,  12/31/2039
g
109,446
CIFC Funding, Ltd.
250,000
1.732%,  (LIBOR 3M +
1.600%), 10/20/2031, Ser.
2020-3A, Class A2
b,g
250,270
CMFT Net Lease Master Issuer,
LLC
323,282
2.090%,  7/20/2051, Ser.
2021-1, Class A1
g
318,841
Principal
Amount Long-Term Fixed Income (38.3%) Value
Asset-Backed Securities (2.1%) - continued
Colony American Finance Trust
$ 522,560
2.835%,  6/15/2052, Ser.
2019-2, Class A
g
$ 542,123
Commonbond Student Loan Trust
71,145
0.589%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
b,g
70,803
CoreVest American Finance Trust
689,837
2.705%,  10/15/2052, Ser.
2019-3, Class A
g
711,573
Credit Suisse Mortgage Trust
639,706
1.174%,  7/25/2066, Ser.
2021-NQM6, Class A1
b,g
636,401
Dewolf Park CLO, Ltd.
450,000
1.574%,  (LIBOR 3M +
1.450%), 10/15/2030, Ser.
2017-1A, Class BR
b,g
450,020
Dryden 36 Senior Loan Fund
375,000
2.174%,  (LIBOR 3M +
2.050%), 4/15/2029, Ser.
2014-36A, Class CR3
b,g
375,208
Dryden Senior Loan Fund
500,000
1.522%,  (LIBOR 3M +
1.400%), 7/18/2030, Ser.
2018-65A, Class A2
b,g
500,519
ECMC Group Student Loan Trust
402,300
1.239%,  (LIBOR 1M +
1.150%), 11/25/2069, Ser.
2020-2A, Class A
b,g
409,272
Flatiron CLO, Ltd.
250,000
1.881%,  (LIBOR 3M +
1.750%), 11/20/2033, Ser.
2020-1A, Class B
b,g
250,318
FRTKL Trust
575,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
g
565,344
Galaxy XIX CLO, Ltd.
350,000
1.974%,  (LIBOR 3M +
1.850%), 7/24/2030, Ser.
2015-19A, Class BRR
b,g
350,100
Goldentree Loan Management,
Ltd.
450,000
1.525%,  (LIBOR 3M +
1.400%), 11/20/2030, Ser.
2017-2A, Class BR
b,g
449,999
Golub Capital Partners, Ltd.
468,000
1.332%,  (LIBOR 3M +
1.200%), 1/20/2031, Ser.
2015-23A, Class AR
b,g
467,354
Harley Marine Financing, LLC
1,159,564
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
g
1,136,507
Home Partners of America Trust
600,000
2.302%,  12/17/2026, Ser.
2021-2, Class B
d,e,g
599,994
544,393
2.078%,  9/19/2041, Ser.
2021-1, Class C
g
536,416
Laurel Road Prime Student Loan
Trust
316,837
5.259%,  11/25/2043, Ser.
2018-D, Class A
b,g
327,933

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.3%) Value
Asset-Backed Securities (2.1%) - continued
Longfellow Place CLO, Ltd.
$ 900,000
1.874%,  (LIBOR 3M +
1.750%), 4/15/2029, Ser.
2013-1A, Class BR3
b,g
$ 900,058
250,000
2.424%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,g
250,044
Madison Park Funding XIV, Ltd.
400,000
1.528%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,g
400,135
Madison Park Funding, Ltd.
425,000
2.232%,  (LIBOR 3M +
2.100%), 1/20/2029, Ser.
2012-10A, Class CR3
b,g
426,359
Magnetite XII, Ltd.
525,000
1.224%,  (LIBOR 3M +
1.100%), 10/15/2031, Ser.
2015-12A, Class ARR
b,g
525,152
Mello Mortgage Capital
Acceptance
613,072
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
b,g
618,987
Mercury Financial Credit Card
Master Trust
400,000
1.540%,  3/20/2026, Ser.
2021-1A, Class A
g
400,707
MRA Issuance Trust
500,000
1.832%,  (LIBOR 1M +
1.750%), 2/16/2022, Ser.
2021-EBO4, Class A1X
b,g
500,203
National Collegiate Trust
159,674
0.384%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,g
157,223
OCP CLO, Ltd.
400,000
2.124%,  (LIBOR 3M +
2.000%), 7/15/2030, Ser.
2017-13A, Class BR
b,g
399,998
Octagon Investment Partners 32,
Ltd.
725,000
2.174%,  (LIBOR 3M +
2.050%), 7/15/2029, Ser.
2017-1A, Class CR
b,g
725,191
Octagon Investment Partners XVI,
Ltd.
100,000
1.522%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,g
100,085
OZLM IX, Ltd.
275,000
1.682%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,g
275,970
OZLM VIII, Ltd.
763,987
1.292%,  (LIBOR 3M +
1.170%), 10/17/2029, Ser.
2014-8A, Class A1RR
b,g
764,243
Palmer Square Loan Funding, Ltd.
300,000
1.782%,  (LIBOR 3M +
1.650%), 4/20/2027, Ser.
2019-1A, Class A2
b,g
300,199
Principal
Amount Long-Term Fixed Income (38.3%) Value
Asset-Backed Securities (2.1%) - continued
Progress Residential Trust
$ 300,000
1.888%,  5/17/2026, Ser.
2021-SFR3, Class B
g
$ 298,512
ROC Securities Trust Series
500,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
b,g
496,978
Shackleton CLO, Ltd.
650,000
1.274%,  (LIBOR 3M +
1.150%), 7/15/2031, Ser.
2015-7RA, Class AR
b,g
650,247
SLM Student Loan Trust
129,890
0.489%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
b
127,813
Sound Point CLO XIV, Ltd.
550,000
2.174%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2016-3A, Class CR
b,g
549,643
Sound Point CLO XV, Ltd.
575,000
2.174%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2017-1A, Class CR
b,g
574,885
Sound Point CLO XXI, Ltd.
350,000
1.575%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,g
350,129
THL Credit Wind River CLO, Ltd.
300,000
1.562%,  (LIBOR 3M +
1.430%), 10/20/2033, Ser.
2020-1A, Class A
b,g
300,735
Toorak Mortgage Corporation, Ltd.
500,000
2.240%,  6/25/2024, Ser.
2021-1, Class A1
g,h
498,695
Upstart Securitization Trust
158,281
1.702%,  11/20/2030, Ser.
2020-3, Class A
*
158,975
VCAT Asset Securitization, LLC
225,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
g,h
223,855
Voya CLO, Ltd.
300,000
1.124%,  (LIBOR 3M +
1.000%), 10/15/2030, Ser.
2012-4A, Class A1R3
b,g
300,021
Whitebox CLO II, Ltd.
250,000
2.374%,  (LIBOR 3M +
2.250%), 10/24/2031, Ser.
2020-2A, Class B
b,g
250,222
Wind River CLO, Ltd.
350,000
1.732%,  (LIBOR 3M +
1.600%), 7/20/2030, Ser.
2013-1A, Class A2RR
b,g
350,080
275,000
2.132%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
b,g
275,075
Total 27,445,056
Basic Materials (0.4%)
Air Products and Chemicals, Inc.
275,000 2.700%,  5/15/2040 279,676
Alcoa Nederland Holding BV
155,000 5.500%,  12/15/2027
g
166,625

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.3%) Value
Basic Materials (0.4%) - continued
BWAY Holding Company
$ 85,000 5.500%,  4/15/2024
g
$ 85,187
Chemours Company
105,000 5.750%,  11/15/2028
g
107,887
Cleveland-Cliffs, Inc.
80,000 5.875%,  6/1/2027 83,200
60,000 4.625%,  3/1/2029
g
62,175
60,000 4.875%,  3/1/2031
g
62,475
Consolidated Energy Finance SA
189,000 5.625%,  10/15/2028
g
188,074
DowDuPont, Inc.
150,000 4.493%,  11/15/2025 166,883
First Quantum Minerals, Ltd.
195,000 7.500%,  4/1/2025
g
201,825
Freeport-McMoRan, Inc.
100,000 4.125%,  3/1/2028 103,500
180,000 4.250%,  3/1/2030 189,900
15,000 4.625%,  8/1/2030 16,219
Glencore Funding, LLC
23,000 4.125%,  5/30/2023
g
24,138
235,000 4.000%,  3/27/2027
g
253,967
Hecla Mining Company
55,000 7.250%,  2/15/2028 59,194
Hudbay Minerals, Inc.
100,000 4.500%,  4/1/2026
g
99,750
Ingevity Corporation
160,000 3.875%,  11/1/2028
g
157,192
International Flavors and
Fragrances, Inc.
225,000 3.468%,  12/1/2050
g
241,162
International Paper Company
118,000 4.350%,  8/15/2048 147,724
Kinross Gold Corporation
80,000 5.950%,  3/15/2024 87,812
245,000 4.500%,  7/15/2027 275,763
Mercer International, Inc.
90,000 5.125%,  2/1/2029 89,480
Novelis Corporation
45,000 3.250%,  11/15/2026
g
44,887
60,000 4.750%,  1/30/2030
g
62,400
45,000 3.875%,  8/15/2031
g
43,933
OCI NV
86,000 4.625%,  10/15/2025
g
89,440
Olin Corporation
190,000 5.125%,  9/15/2027 197,363
10,000 5.625%,  8/1/2029 10,922
SCIH Salt Holdings, Inc.
105,000 4.875%,  5/1/2028
g,i
102,638
SCIL USA Holdings, LLC
132,000 5.375%,  11/1/2026
d,g
133,073
Sherwin-Williams Company
100,000 3.125%,  6/1/2024 105,255
SPCM SA
115,000 3.375%,  3/15/2030
g
112,413
SunCoke Energy, Inc.
70,000 4.875%,  6/30/2029
g
69,475
Syngenta Finance NV
200,000 5.182%,  4/24/2028
g
223,518
Teck Resources, Ltd.
301,000 6.125%,  10/1/2035 388,907
Principal
Amount Long-Term Fixed Income (38.3%) Value
Basic Materials (0.4%) - continued
Unifrax Escrow Issuer Corporation
$ 102,000 5.250%,  9/30/2028
g
$ 101,745
United States Steel Corporation
185,000 6.875%,  3/1/2029
i
197,950
Venator Finance SARL
130,000 5.750%,  7/15/2025
g,i
121,432
WestRock Company
70,000 3.750%,  3/15/2025 75,315
Total 5,230,474
Capital Goods (0.7%)
AECOM
195,000 5.125%,  3/15/2027 215,231
Amsted Industries, Inc.
115,000 5.625%,  7/1/2027
g
119,600
15,000 4.625%,  5/15/2030
g
15,412
Ardagh Packaging Finance plc
200,000 5.250%,  8/15/2027
g
199,500
Boeing Company
415,000 5.930%,  5/1/2060 584,003
185,000 5.040%,  5/1/2027 210,060
212,000 5.150%,  5/1/2030 247,309
325,000 5.705%,  5/1/2040 417,287
Bombardier, Inc.
30,000 7.125%,  6/15/2026
g
31,462
100,000 7.875%,  4/15/2027
g
103,935
95,000 6.000%,  2/15/2028
g
95,831
Brand Industrial Services, Inc.
55,000 8.500%,  7/15/2025
g
54,656
Builders FirstSource, Inc.
70,000 5.000%,  3/1/2030
g
73,938
BWAY Holding Company
110,000 7.250%,  4/15/2025
g
106,504
Carrier Global Corporation
270,000 3.577%,  4/5/2050 292,501
275,000 2.700%,  2/15/2031 280,733
Cintas Corporation No. 2
125,000 3.700%,  4/1/2027 137,772
CNH Industrial NV
110,000 3.850%,  11/15/2027 120,936
Coinbase Global, Inc.
58,000 3.375%,  10/1/2028
g
55,970
Cornerstone Building Brands, Inc.
140,000 6.125%,  1/15/2029
g
145,250
Covanta Holding Corporation
50,000 6.000%,  1/1/2027 51,688
95,000 5.000%,  9/1/2030 94,525
CP Atlas Buyer, Inc.
90,000 7.000%,  12/1/2028
g
87,075
Crown Cork & Seal Company, Inc.
160,000 7.375%,  12/15/2026 196,800
GFL Environmental, Inc.
82,000 4.000%,  8/1/2028
g
79,950
125,000 3.500%,  9/1/2028
g
124,375
H&E Equipment Services, Inc.
192,000 3.875%,  12/15/2028
g
190,560
Howmet Aerospace, Inc.
5,000 6.875%,  5/1/2025 5,794
109,000 3.000%,  1/15/2029 107,365

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.3%) Value
Capital Goods (0.7%) - continued
Ingersoll-Rand Luxembourg
Finance SA
$ 200,000 3.500%,  3/21/2026 $ 215,107
JELD-WEN, Inc.
80,000 6.250%,  5/15/2025
g
84,300
30,000 4.625%,  12/15/2025
g
30,263
35,000 4.875%,  12/15/2027
g
36,225
L3Harris Technologies, Inc.
309,000 3.950%,  5/28/2024 329,933
Lockheed Martin Corporation
184,000 4.500%,  5/15/2036 225,212
40,000 6.150%,  9/1/2036 56,470
Meritor, Inc.
85,000 4.500%,  12/15/2028
g
84,575
Nesco Holdings II, Inc.
70,000 5.500%,  4/15/2029
g
70,875
New Enterprise Stone and Lime
Company, Inc.
146,000 5.250%,  7/15/2028
g
147,296
Northrop Grumman Corporation
300,000 3.850%,  4/15/2045 348,549
Owens-Brockway Glass Container,
Inc.
80,000 5.875%,  8/15/2023
g
84,200
Pactiv Evergreen Group
90,000 4.375%,  10/15/2028
g
88,763
PGT Innovations, Inc.
117,000 4.375%,  10/1/2029
g
115,976
Raytheon Technologies
Corporation
270,000 4.125%,  11/16/2028 305,994
Republic Services, Inc.
125,000 2.900%,  7/1/2026 131,691
Roper Technologies, Inc.
104,000 4.200%,  9/15/2028 117,517
165,000 1.750%,  2/15/2031 155,802
SRM Escrow Issuer, LLC
180,000 6.000%,  11/1/2028
g
187,200
Standard Industries, Inc.
160,000 4.375%,  7/15/2030
g
160,000
Textron, Inc.
275,000 3.375%,  3/1/2028 294,854
Titan Acquisition, Ltd.
55,000 7.750%,  4/15/2026
g
56,108
TransDigm, Inc.
75,000 6.250%,  3/15/2026
g
78,281
360,000 5.500%,  11/15/2027 368,550
United Rentals North America, Inc.
140,000 4.875%,  1/15/2028 147,777
90,000 4.000%,  7/15/2030 91,826
United Technologies Corporation
200,000 4.450%,  11/16/2038 241,228
175,000 3.750%,  11/1/2046 197,906
Vertiv Group Corporation
44,000 4.125%,  11/15/2028
g
43,725
Victors Merger Corporation
70,000 6.375%,  5/15/2029
g
65,800
Waste Pro USA, Inc.
50,000 5.500%,  2/15/2026
g
49,500
Principal
Amount Long-Term Fixed Income (38.3%) Value
Capital Goods (0.7%) - continued
WESCO Distribution, Inc.
$ 155,000 7.250%,  6/15/2028
g
$ 170,951
Total 9,228,476
Collateralized Mortgage Obligations (1.5%)
Alternative Loan Trust
141,902
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 110,898
Bellemeade Re, Ltd.
66,689
1.689%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,g
66,689
30,346
1.189%,  (LIBOR 1M +
1.100%), 7/25/2029, Ser.
2019-3A, Class M1A
b,g
30,346
450,000
1.799%,  (SOFR30A +
1.750%), 3/25/2031, Ser.
2021-1A, Class M1A
b,g
451,098
BRAVO Residential Funding Trust
108,062
3.500%,  3/25/2058, Ser.
2019-1, Class A1C
g
110,075
CHL Mortgage Pass-Through Trust
841,740
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 625,880
CIM Trust
424,849
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
b,g
443,825
Citicorp Mortgage Securities, Inc.
275,473
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 276,281
Countrywide Alternative Loan Trust
154,305
2.737%,  10/25/2035, Ser.
2005-43, Class 4A1
b
149,374
421,388
7.000%,  10/25/2037, Ser.
2007-24, Class A10 211,788
Countrywide Home Loans, Inc.
88,513
5.750%,  4/25/2037, Ser.
2007-3, Class A27 60,498
Credit Suisse Mortgage Trust
374,123
3.850%,  9/25/2057, Ser.
2018-RPL9, Class A1
b,g
386,872
1,039,673
3.433%,  2/25/2060, Ser.
2020-RPL2, Class A12
b,g
1,046,835
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
36,895
6.000%,  11/25/2021, Ser.
2006-AR5, Class 23A 34,275
Federal Home Loan Mortgage
Corporation - REMIC
4,838,416
2.000%,  11/25/2050, Ser.
5038, Class NI
j
574,606
364,914
3.000%,  2/15/2033, Ser.
4170, Class IG
j
35,088
359,252
3.000%,  3/15/2033, Ser.
4180, Class PI
j
39,322
Federal National Mortgage
Association - REMIC
660,557
3.000%,  12/25/2027, Ser.
2012-137, Class AI
j
35,199
6,466,578
1.500%,  11/25/2035, Ser.
2020-99, Class IG
j
347,996

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.3%) Value
Collateralized Mortgage Obligations (1.5%) -
continued
Flagstar Mortgage Trust
$ 343,091
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,g
$ 352,123
Foundation Finance Trust
367,536
1.270%,  5/15/2041, Ser.
2021-1A, Class A
g
363,670
FWD Securitization Trust
245,522
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
b,g
249,331
Genworth Mortgage Insurance
Corporation
600,000
2.139%,  (LIBOR 1M +
2.050%), 10/25/2033, Ser.
2021-2, Class M1A
b,g
604,032
GS Mortgage-Backed Securities
Trust
121,506
2.625%,  1/25/2059, Ser.
2019-SL1, Class A1
b,g
122,783
GSAA Home Equity Trust
886,348
4.518%,  8/25/2034, Ser.
2004-10, Class M2
h
929,944
GSR Mortgage Loan Trust
603,474
3.027%,  9/25/2034, Ser.
2004-11, Class 2A2
b
623,542
J.P. Morgan Mortgage Trust
541,278
2.500%,  1/25/2052, Ser.
2021-INV4, Class A2A
b,g
545,193
Legacy Mortgage Asset Trust
262,982
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
g,h
263,952
LHOME Mortgage Trust
500,000
2.090%,  6/25/2026, Ser.
2021-RTL2, Class A1
g,h
499,667
475,000
2.090%,  9/25/2026, Ser.
2021-RTL1, Class A1
b,g
473,929
MASTR Alternative Loans Trust
250,561
0.539%,  (LIBOR 1M +
0.450%), 12/25/2035, Ser.
2005-6, Class 2A1
b
35,428
Merrill Lynch Alternative Note
Asset Trust
81,954
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 49,370
MRA Issuance Trust
450,000
1.834%,  (LIBOR 1M +
1.750%), 4/15/2022, Ser.
2021-EBO1, Class A2X
b,e,g
450,000
New York Mortgage Trust
500,000
2.239%,  5/25/2026, Ser.
2021-BPL1, Class A1
g,h
498,951
401,625
2.944%,  10/25/2060, Ser.
2020-SP2, Class A1
b,g
401,416
Oak Street Investment
393,606
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
g
395,033
Oaktown Re VII, Ltd.
300,000
1.650%,  (SOFR30A +
1.600%), 4/25/2034, Ser.
2021-2, Class M1A
b,g
300,000
Principal
Amount Long-Term Fixed Income (38.3%) Value
Collateralized Mortgage Obligations (1.5%) -
continued
Oaktown Re, Ltd.
$ 550,000
1.699%,  (SOFR30A +
1.650%), 10/25/2033, Ser.
2021-1A, Class M1A
b,g
$ 551,658
Palmer Square Loan Funding, Ltd.
650,000
1.571%,  (LIBOR 3M +
1.400%), 7/20/2029, Ser.
2021-3A, Class A2
b,g
650,309
Preston Ridge Partners Mortgage
Trust, LLC
348,965
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
b,g
349,389
459,197
2.115%,  1/25/2026, Ser.
2021-1, Class A1
b,g
458,251
Pretium Mortgage Credit Partners,
LLC
251,955
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
g,h
251,339
Residential Accredit Loans, Inc.
Trust
124,320
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 122,297
46,026
5.750%,  9/25/2035, Ser.
2005-QS13, Class 2A3 45,752
Residential Asset Securitization
Trust
510,261
5.375%,  7/25/2035, Ser.
2005-A8CB, Class A9 426,654
Sequoia Mortgage Trust
293,218
2.849%,  9/20/2046, Ser.
2007-1, Class 4A1
b
228,439
Silver Hill Trust
178,567
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
b,g
180,547
Starwood Mortgage Residential
Trust
60,495
2.718%,  4/25/2060, Ser.
2020-2, Class A1
b,g
61,038
Toorak Mortgage Corporation, Ltd.
339,766
4.458%,  3/25/2022, Ser.
2019-1, Class A1
g,h
340,740
Vericrest Opportunity Loan
Transferee
312,414
1.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
g,h
311,646
500,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
g,h
497,374
398,245
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
g,h
397,311
300,000
4.826%,  3/27/2051, Ser.
2021-NPL5, Class A2
g,h
298,215
300,000
4.949%,  3/27/2051, Ser.
2021-NPL4, Class A2
g,h
299,913
234,402
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
g,h
234,127
200,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
g,h
198,651
325,000
4.949%,  4/25/2051, Ser.
2021-NPL7, Class A2
g,h
323,037
Verus Securitization Trust
269,983
2.947%,  11/25/2059, Ser.
2019-INV3, Class A2
b,g
276,463

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.3%) Value
Collateralized Mortgage Obligations (1.5%) -
continued
$ 492,003
3.626%,  4/25/2060, Ser.
2020-3, Class A1
b,g
$ 494,023
ZH Trust
445,000
2.253%,  2/18/2027, Ser.
2021-1, Class A
g
444,497
850,000
2.349%,  10/17/2027, Ser.
2021-2, Class A
g
849,999
Total 20,486,978
Commercial Mortgage-Backed Securities (0.3%)
AMSR Trust
650,000
2.153%,  6/17/2038, Ser.
2021-SFR1, Class B
b,g
644,358
500,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
b,g
495,671
BBCMS Mortgage Trust
2,988,867
1.852%,  10/15/2053, Ser.
2020-C8, Class XA
b,j
382,353
BFLD Trust
450,000
1.240%,  (LIBOR 1M +
1.150%), 10/15/2035, Ser.
2020-EYP, Class A
b,g
450,282
150,000
1.790%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,g
150,090
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
178,079
3.000%,  3/15/2045, Ser.
4741, Class GA 182,636
GS Mortgage Securities Trust
794,890
3.666%,  9/10/2047, Ser.
2014-GC24, Class A4 825,451
Morgan Stanley Capital I Trust
2,940,867
1.973%,  7/15/2053, Ser.
2020-HR8, Class XA
b,j
392,259
Total 3,523,100
Communications Services (1.2%)
Altice France SA
130,000 5.125%,  7/15/2029
g
126,611
200,000 5.500%,  10/15/2029
g
196,044
American Tower Corporation
180,000 3.375%,  10/15/2026 192,353
135,000 2.900%,  1/15/2030 139,585
300,000 2.100%,  6/15/2030 291,347
AT&T, Inc.
161,000 3.500%,  9/15/2053 163,557
275,000 2.300%,  6/1/2027 281,250
275,000 4.350%,  3/1/2029 312,233
451,000 5.250%,  3/1/2037 560,169
200,000 4.900%,  8/15/2037 241,819
160,000 5.550%,  8/15/2041 210,509
375,000 3.100%,  2/1/2043 362,138
CCO Holdings, LLC
62,000 5.500%,  5/1/2026
g
64,046
180,000 5.125%,  5/1/2027
g
186,525
135,000 4.750%,  3/1/2030
g
139,387
110,000 4.500%,  8/15/2030
g
111,967
140,000 4.250%,  1/15/2034
g
135,773
Principal
Amount Long-Term Fixed Income (38.3%) Value
Communications Services (1.2%) - continued
Cengage Learning, Inc.
$ 140,000 9.500%,  6/15/2024
g
$ 142,800
Charter Communications
Operating, LLC
77,000 6.834%,  10/23/2055 114,255
150,000 4.500%,  2/1/2024 160,863
225,000 4.200%,  3/15/2028 249,652
360,000 3.500%,  6/1/2041 353,419
330,000 6.484%,  10/23/2045 455,227
Clear Channel Worldwide
Holdings, Inc.
150,000 7.750%,  4/15/2028
g
155,318
Comcast Corporation
140,000 3.950%,  10/15/2025 153,832
225,000 4.250%,  10/15/2030 259,568
145,000 4.400%,  8/15/2035 171,943
212,000 4.750%,  3/1/2044 268,266
125,000 4.600%,  8/15/2045 157,580
Consolidated Communications,
Inc.
60,000 5.000%,  10/1/2028
g
60,600
Cox Communications, Inc.
225,000 3.350%,  9/15/2026
g
242,060
Crown Castle International
Corporation
67,000 3.200%,  9/1/2024 70,578
CSC Holdings, LLC
160,000 5.375%,  2/1/2028
g
164,800
143,000 4.125%,  12/1/2030
g
136,922
Cumulus Media New Holdings,
Inc.
90,000 6.750%,  7/1/2026
g
93,600
DIRECTV Holdings, LLC
35,000 5.875%,  8/15/2027
g
36,283
Discovery Communications, LLC
220,000 4.900%,  3/11/2026 247,998
DISH DBS Corporation
105,000 7.375%,  7/1/2028 110,381
Entercom Media Corporation
166,000 6.500%,  5/1/2027
g
166,415
Front Range BidCo, Inc.
67,000 4.000%,  3/1/2027
g
65,074
65,000 6.125%,  3/1/2028
g
63,442
Frontier Communications
Corporation
70,000 5.875%,  10/15/2027
g
73,325
GCI, LLC
110,000 4.750%,  10/15/2028
g
113,850
Gray Escrow II, Inc.
220,000 5.375%,  11/15/2031
d,g
222,200
Gray Television, Inc.
115,000 4.750%,  10/15/2030
g
113,434
Hughes Satellite Systems
Corporation
80,000 6.625%,  8/1/2026 90,696
iHeartCommunications, Inc.
100,000 4.750%,  1/15/2028
g
100,625
LCPR Senior Secured Financing
DAC
105,000 6.750%,  10/15/2027
g
110,250
Level 3 Financing, Inc.
140,000 4.625%,  9/15/2027
g
143,500

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.3%) Value
Communications Services (1.2%) - continued
$ 155,000 4.250%,  7/1/2028
g
$ 153,239
NBN Company, Ltd.
425,000 2.625%,  5/5/2031
g
428,167
Netflix, Inc.
153,000 4.875%,  4/15/2028 175,280
180,000 5.875%,  11/15/2028 219,096
138,000 5.375%,  11/15/2029
g
166,453
180,000 4.875%,  6/15/2030
g
211,500
Nexstar Escrow Corporation
160,000 5.625%,  7/15/2027
g
168,800
Omnicom Group, Inc.
95,000 3.600%,  4/15/2026 102,610
90,000 4.200%,  6/1/2030 102,133
Radiate Holdco, LLC
70,000 6.500%,  9/15/2028
g
70,000
Scripps Escrow II, Inc.
60,000 5.375%,  1/15/2031
g
58,725
Scripps Escrow, Inc.
70,000 5.875%,  7/15/2027
g
71,050
Sinclair Television Group, Inc.
150,000 5.500%,  3/1/2030
g
143,437
Sirius XM Radio, Inc.
110,000 5.000%,  8/1/2027
g
114,812
75,000 4.000%,  7/15/2028
g
75,540
55,000 4.125%,  7/1/2030
g
54,755
Sprint Capital Corporation
84,000 6.875%,  11/15/2028 106,213
95,000 8.750%,  3/15/2032 142,191
Sprint Corporation
585,000 7.625%,  2/15/2025 680,062
Telesat Canada
60,000 4.875%,  6/1/2027
g
53,609
20,000 6.500%,  10/15/2027
g
16,231
Terrier Media Buyer, Inc.
70,000 8.875%,  12/15/2027
g
74,025
T-Mobile USA, Inc.
350,000 2.550%,  2/15/2031 347,327
150,000 2.875%,  2/15/2031 149,063
250,000 4.375%,  4/15/2040 285,604
United States Cellular Corporation
100,000 6.700%,  12/15/2033 124,455
Uniti Group, LP
35,000 4.750%,  4/15/2028
g
35,137
85,000 6.500%,  2/15/2029
g
85,985
Univision Communications, Inc.
95,000 6.625%,  6/1/2027
g
102,772
Verizon Communications, Inc.
270,000 3.700%,  3/22/2061 293,450
100,000
1.225%,  (LIBOR 3M +
1.100%), 5/15/2025
b
102,213
180,000 2.100%,  3/22/2028 180,499
605,000 4.272%,  1/15/2036 707,166
475,000 2.650%,  11/20/2040 448,802
Viacom, Inc.
120,000 5.850%,  9/1/2043 163,304
Viasat, Inc.
140,000 5.625%,  9/15/2025
g
142,013
VTR Finance NV
85,000 6.375%,  7/15/2028
g
90,606
Principal
Amount Long-Term Fixed Income (38.3%) Value
Communications Services (1.2%) - continued
Walt Disney Company
$ 300,000 2.200%,  1/13/2028 $ 306,257
225,000 2.650%,  1/13/2031 233,813
Ziggo BV
190,000 5.500%,  1/15/2027
g
194,750
50,000 4.875%,  1/15/2030
g
50,844
Total 16,216,057
Consumer Cyclical (1.4%)
1011778 B.C., ULC
160,000 4.375%,  1/15/2028
g
160,838
Allen Media, LLC
102,000 10.500%,  2/15/2028
g
109,267
Allied Universal Holdco, LLC
55,000 6.625%,  7/15/2026
g
57,785
200,000 4.625%,  6/1/2028
g
198,384
50,000 6.000%,  6/1/2029
g
49,207
Allison Transmission, Inc.
130,000 3.750%,  1/30/2031
g
124,962
Amazon.com, Inc.
500,000 3.100%,  5/12/2051 536,330
200,000 3.875%,  8/22/2037 235,252
120,000 4.050%,  8/22/2047 147,371
American Axle & Manufacturing,
Inc.
165,000 6.500%,  4/1/2027 172,219
Arko Corporation
73,000 5.125%,  11/15/2029
g
71,255
Ashton Woods USA, LLC
70,000 4.625%,  8/1/2029
g
69,387
Boyd Gaming Corporation
115,000 4.750%,  6/15/2031
g
118,307
Boyne USA, Inc.
90,000 4.750%,  5/15/2029
g
92,025
Brookfield Residential Properties,
Inc.
110,000 6.250%,  9/15/2027
g
114,537
125,000 5.000%,  6/15/2029
g
125,469
Caesars Entertainment, Inc.
60,000 8.125%,  7/1/2027
g
67,203
117,000 4.625%,  10/15/2029
g
117,562
Carnival Corporation
126,000 7.625%,  3/1/2026
g
132,752
180,000 5.750%,  3/1/2027
g
183,150
115,000 4.000%,  8/1/2028
g
115,000
30,000 6.000%,  5/1/2029
d,g
29,981
Cedar Fair, LP
165,000 5.250%,  7/15/2029 170,978
Churchill Downs, Inc.
70,000 4.750%,  1/15/2028
g
72,362
Cinemark USA, Inc.
55,000 5.875%,  3/15/2026
g,i
55,137
Clarios Global, LP
50,000 8.500%,  5/15/2027
g
53,114
Colt Merger Sub, Inc.
167,000 6.250%,  7/1/2025
g
175,659
D.R. Horton, Inc.
275,000 2.600%,  10/15/2025 286,449
Dana, Inc.
115,000 5.625%,  6/15/2028 121,612

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.3%) Value
Consumer Cyclical (1.4%) - continued
Empire Communities Corporation
$ 110,000 7.000%,  12/15/2025
g
$ 113,850
Expedia Group, Inc.
540,000 3.250%,  2/15/2030 555,175
Ford Motor Company
90,000 9.000%,  4/22/2025 108,225
30,000 9.625%,  4/22/2030 43,219
90,000 7.450%,  7/16/2031 119,138
Ford Motor Credit Company, LLC
115,000 4.063%,  11/1/2024 120,601
270,000 4.134%,  8/4/2025 285,188
225,000 2.700%,  8/10/2026 224,739
Forestar Group, Inc.
70,000 3.850%,  5/15/2026
g
69,999
Gap, Inc.
35,000 3.625%,  10/1/2029
g
34,300
General Motors Company
300,000 6.125%,  10/1/2025 348,183
300,000 6.800%,  10/1/2027 369,800
General Motors Financial
Company, Inc.
80,000 3.950%,  4/13/2024 84,869
69,000 1.200%,  10/15/2024 68,882
180,000 1.500%,  6/10/2026 177,233
Goodyear Tire & Rubber Company
85,000 5.000%,  7/15/2029
g
89,675
50,000 5.250%,  7/15/2031
g
53,210
Guitar Center Escrow Issuer II, Inc.
35,000 8.500%,  1/15/2026
g
37,275
Hanesbrands, Inc.
101,000 4.875%,  5/15/2026
g
107,967
Herc Holdings, Inc.
100,000 5.500%,  7/15/2027
g
104,250
Hilton Domestic Operating
Company, Inc.
185,000 4.875%,  1/15/2030 197,484
Hilton Grand Vacations Borrower
Escrow, LLC
140,000 5.000%,  6/1/2029
g
142,765
Home Depot, Inc.
205,000 5.400%,  9/15/2040 281,396
120,000 4.250%,  4/1/2046 151,053
345,000 3.900%,  6/15/2047 414,626
Hyundai Capital America
225,000 1.000%,  9/17/2024
g
222,791
325,000 1.800%,  1/10/2028
g
313,092
International Game Technology plc
105,000 5.250%,  1/15/2029
g
110,381
KB Home
105,000 4.800%,  11/15/2029 113,138
Kohl's Corporation
450,000 3.375%,  5/1/2031 456,851
275,000 5.550%,  7/17/2045 319,880
L Brands, Inc.
170,000 6.625%,  10/1/2030
g
190,188
30,000 6.875%,  11/1/2035 36,448
Landry's, Inc.
90,000 6.750%,  10/15/2024
g
90,225
Lennar Corporation
150,000 4.875%,  12/15/2023 160,815
375,000 4.750%,  5/30/2025 411,563
Principal
Amount Long-Term Fixed Income (38.3%) Value
Consumer Cyclical (1.4%) - continued
Lowe's Companies, Inc.
$ 540,000 2.625%,  4/1/2031 $ 552,125
Macy's Retail Holdings, LLC
105,000 5.875%,  4/1/2029
g
111,897
Magic MergerCo, Inc.
175,000 5.250%,  5/1/2028
g
176,750
Marriott International, Inc.
29,000 5.750%,  5/1/2025 32,869
350,000 4.625%,  6/15/2030 398,564
Mastercard, Inc.
140,000 3.950%,  2/26/2048 171,348
Mattamy Group Corporation
150,000 5.250%,  12/15/2027
g
156,000
McDonald's Corporation
275,000 2.125%,  3/1/2030 275,441
250,000 4.450%,  3/1/2047 311,912
MDC Holdings, Inc.
375,000 2.500%,  1/15/2031 362,766
MGM Resorts International
200,000 6.000%,  3/15/2023 211,044
Nissan Motor Acceptance
Company, LLC
300,000 1.125%,  9/16/2024
g
297,628
Penn National Gaming, Inc.
115,000 4.125%,  7/1/2029
g
112,125
PetSmart, Inc.
145,000 4.750%,  2/15/2028
g
148,988
80,000 7.750%,  2/15/2029
g
86,458
Prime Security Services Borrower,
LLC
295,000 5.750%,  4/15/2026
g
315,547
Real Hero Merger Sub 2, Inc.
70,000 6.250%,  2/1/2029
g
71,925
Realogy Group, LLC
110,000 5.750%,  1/15/2029
g
113,988
Rite Aid Corporation
120,000 7.500%,  7/1/2025
g
120,300
Royal Caribbean Cruises, Ltd.
165,000 9.125%,  6/15/2023
g
179,154
145,000 4.250%,  7/1/2026
g
140,650
70,000 5.500%,  4/1/2028
g
71,225
Scientific Games International, Inc.
150,000 5.000%,  10/15/2025
g
154,431
120,000 7.250%,  11/15/2029
g
135,610
SeaWorld Parks and
Entertainment, Inc.
116,000 5.250%,  8/15/2029
g
118,175
Six Flags Theme Parks, Inc.
100,000 7.000%,  7/1/2025
g
106,250
Staples, Inc.
180,000 7.500%,  4/15/2026
g
181,942
Target Corporation
275,000 2.250%,  4/15/2025 285,271
Tenneco, Inc.
120,000 5.000%,  7/15/2026
i
117,030
Toll Brothers Finance Corporation
360,000 3.800%,  11/1/2029
i
385,650
Uber Technologies, Inc.
70,000 6.250%,  1/15/2028
g
75,166

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.3%) Value
Consumer Cyclical (1.4%) - continued
ViacomCBS, Inc.
$ 300,000 4.200%,  5/19/2032 $ 341,454
Visa, Inc.
135,000 2.700%,  4/15/2040 138,396
Vista Outdoor, Inc.
145,000 4.500%,  3/15/2029
g
145,181
Volkswagen Group of America
Finance, LLC
275,000 4.250%,  11/13/2023
g
293,284
Wabash National Corporation
117,000 4.500%,  10/15/2028
g
113,751
Walmart, Inc.
175,000 3.250%,  7/8/2029 193,694
Wyndham Destinations, Inc.
80,000 6.625%,  7/31/2026
g
89,334
Wyndham Hotels & Resorts, Inc.
70,000 4.375%,  8/15/2028
g
72,314
Yum! Brands, Inc.
130,000 4.750%,  1/15/2030
g
138,775
ZF North America Capital, Inc.
85,000 4.750%,  4/29/2025
g
91,481
Total 18,287,921
Consumer Non-Cyclical (1.6%)
Abbott Laboratories
340,000 4.750%,  11/30/2036 434,618
AbbVie, Inc.
150,000 2.950%,  11/21/2026 158,570
100,000 4.500%,  5/14/2035 118,269
325,000 4.300%,  5/14/2036 376,983
200,000 4.850%,  6/15/2044 253,094
225,000 4.875%,  11/14/2048 296,019
Albertson's Companies, Inc.
156,000 3.500%,  3/15/2029
g
153,767
Altria Group, Inc.
65,000 4.400%,  2/14/2026 72,121
360,000 5.800%,  2/14/2039 438,378
Amgen, Inc.
275,000 3.375%,  2/21/2050 289,716
Anheuser-Busch Companies, LLC
265,000 3.650%,  2/1/2026 288,084
225,000 4.700%,  2/1/2036 272,208
Anheuser-Busch InBev Worldwide,
Inc.
500,000 4.750%,  4/15/2058 637,796
250,000 4.375%,  4/15/2038 294,647
Anthem, Inc.
250,000 3.125%,  5/15/2050 257,089
220,000 4.625%,  5/15/2042 269,892
Archer-Daniels-Midland Company
260,000 2.700%,  9/15/2051 263,411
AstraZeneca plc
360,000 3.000%,  5/28/2051 380,814
325,000 1.375%,  8/6/2030 307,350
Bausch Health Companies, Inc.
35,000 5.000%,  1/30/2028
g
32,306
160,000 5.000%,  2/15/2029
g
146,800
Becton, Dickinson and Company
225,000 3.794%,  5/20/2050 256,189
160,000 3.700%,  6/6/2027 174,812
Principal
Amount Long-Term Fixed Income (38.3%) Value
Consumer Non-Cyclical (1.6%) - continued
Bunge, Ltd. Finance Corporation
$ 365,000 2.750%,  5/14/2031 $ 367,685
Campbell Soup Company
90,000 2.375%,  4/24/2030 89,989
Cargill, Inc.
200,000 3.250%,  5/23/2029
g
216,306
Centene Corporation
175,000 4.250%,  12/15/2027 183,312
65,000 4.625%,  12/15/2029 70,119
190,000 3.000%,  10/15/2030 193,112
370,000 2.625%,  8/1/2031 363,976
Central Garden & Pet Company
150,000 4.125%,  10/15/2030 151,117
Cigna Corporation
295,000 4.800%,  8/15/2038 362,546
Clorox Company
270,000 3.100%,  10/1/2027 287,973
Comcast Corporation
172,000 2.987%,  11/1/2063
g
164,534
Community Health Systems, Inc.
50,000 5.625%,  3/15/2027
g
52,322
70,000 6.000%,  1/15/2029
g
73,675
175,000 6.875%,  4/15/2029
g
180,031
Conagra Brands, Inc.
175,000 4.300%,  5/1/2024 188,460
Constellation Brands, Inc.
190,000 3.600%,  2/15/2028 208,113
110,000 2.875%,  5/1/2030 113,838
CVS Health Corporation
275,000 3.625%,  4/1/2027 300,097
595,000 4.875%,  7/20/2035 715,987
DaVita, Inc.
185,000 4.625%,  6/1/2030
g
185,918
Dentsply Sirona, Inc.
350,000 3.250%,  6/1/2030 370,933
Edgewell Personal Care Company
95,000 5.500%,  6/1/2028
g
99,385
Eli Lilly and Company
207,000 2.500%,  9/15/2060 194,881
Encompass Health Corporation
180,000 4.500%,  2/1/2028 183,258
Endo Finance, LLC
55,000 9.500%,  7/31/2027
g,i
54,587
Energizer Holdings, Inc.
120,000 4.750%,  6/15/2028
g
119,850
General Mills, Inc.
150,000 2.875%,  4/15/2030 157,048
H. J. Heinz Company
30,000 5.200%,  7/15/2045 38,155
HCA, Inc.
375,000 5.375%,  2/1/2025 417,188
HLF Financing Sarl, LLC
199,000 4.875%,  6/1/2029
g
200,439
Humana, Inc.
135,000 2.150%,  2/3/2032 130,609
Imperial Brands Finance plc
200,000 3.875%,  7/26/2029
g
213,550
JBS USA Food Company
120,000 5.750%,  1/15/2028
g
125,101

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.3%) Value
Consumer Non-Cyclical (1.6%) - continued
JBS USA, LLC
$ 20,000 6.500%,  4/15/2029
g
$ 22,125
100,000 5.500%,  1/15/2030
g
109,500
Keurig Dr. Pepper, Inc.
275,000 3.350%,  3/15/2051 290,614
250,000 3.200%,  5/1/2030 265,336
Kimberly-Clark Corporation
165,000 3.100%,  3/26/2030 179,447
220,000 3.900%,  5/4/2047 271,019
Kraft Foods Group, Inc.
69,000 5.000%,  6/4/2042 85,284
Kraft Heinz Foods Company
180,000 4.625%,  1/30/2029 204,754
180,000 3.750%,  4/1/2030 195,652
140,000 4.250%,  3/1/2031 158,120
360,000 4.375%,  6/1/2046 420,228
Mattel, Inc.
125,000 3.375%,  4/1/2026
g
128,591
Molina Healthcare, Inc.
150,000 4.375%,  6/15/2028
g
155,250
Mondelez International, Inc.
90,000 2.750%,  4/13/2030 93,745
Mozart Debt Merger Sub, Inc.
152,000 3.875%,  4/1/2029
g
151,240
145,000 5.250%,  10/1/2029
g
147,175
MPH Acquisition Holdings, LLC
107,000 5.750%,  11/1/2028
g
97,594
Mylan, Inc.
275,000 4.550%,  4/15/2028 311,688
Ortho-Clinical Diagnostics, Inc.
70,000 7.250%,  2/1/2028
g
74,550
Par Pharmaceutical, Inc.
120,000 7.500%,  4/1/2027
g
121,050
Pilgrim's Pride Corporation
104,000 3.500%,  3/1/2032
g
104,260
Reynolds American, Inc.
299,000 5.700%,  8/15/2035 354,540
Roche Holdings, Inc.
138,000 4.000%,  11/28/2044
g
168,464
Royalty Pharma plc
340,000 3.550%,  9/2/2050 337,891
Scotts Miracle-Gro Company
150,000 4.500%,  10/15/2029 156,294
SEG Holding, LLC
150,000 5.625%,  10/15/2028
g
157,875
Simmons Foods, Inc.
130,000 4.625%,  3/1/2029
g
131,300
Spectrum Brands, Inc.
95,000 5.000%,  10/1/2029
g
101,413
40,000 5.500%,  7/15/2030
g
43,200
Syneos Health, Inc.
115,000 3.625%,  1/15/2029
g
113,505
Sysco Corporation
500,000 6.600%,  4/1/2040 737,394
Teleflex, Inc.
140,000 4.250%,  6/1/2028
g
143,843
Tenet Healthcare Corporation
41,000 4.625%,  7/15/2024 41,513
325,000 5.125%,  11/1/2027
g
339,625
50,000 6.125%,  10/1/2028
g
52,498
Principal
Amount Long-Term Fixed Income (38.3%) Value
Consumer Non-Cyclical (1.6%) - continued
Teva Pharmaceutical Finance
Netherlands III BV
$ 85,000 2.800%,  7/21/2023 $ 85,621
80,000 3.150%,  10/1/2026 75,400
Thermo Fisher Scientific, Inc.
165,000 4.133%,  3/25/2025 180,052
230,000 2.000%,  10/15/2031 225,093
TreeHouse Foods, Inc.
57,000 4.000%,  9/1/2028 54,441
Tyson Foods, Inc.
88,000 3.550%,  6/2/2027 95,735
United Natural Foods, Inc.
110,000 6.750%,  10/15/2028
g
119,075
UnitedHealth Group, Inc.
505,000 4.625%,  7/15/2035 624,462
VRX Escrow Corporation
314,000 6.125%,  4/15/2025
g
319,815
Zoetis, Inc.
275,000 4.700%,  2/1/2043 349,925
Total 21,543,223
Energy (1.0%)
Antero Resources Corporation
120,000 5.375%,  3/1/2030
g
127,020
Apache Corporation
35,000 4.875%,  11/15/2027 37,975
150,000 4.375%,  10/15/2028 161,224
40,000 5.100%,  9/1/2040 44,826
Archrock Partners, LP
125,000 6.250%,  4/1/2028
g
129,375
BP Capital Markets America, Inc.
270,000 2.939%,  6/4/2051 263,518
150,000 3.543%,  4/6/2027 163,260
Buckeye Partners, LP
140,000 3.950%,  12/1/2026 143,524
Canadian Natural Resources, Ltd.
90,000 2.050%,  7/15/2025 91,368
140,000 2.950%,  7/15/2030 144,282
Cenovus Energy, Inc.
40,000 5.375%,  7/15/2025 44,934
Cheniere Energy Partners, LP
20,000 4.500%,  10/1/2029 21,354
43,000 3.250%,  1/31/2032
g
42,622
Cheniere Energy, Inc.
45,000 4.625%,  10/15/2028 47,191
CNX Resources Corporation
55,000 6.000%,  1/15/2029
g
58,025
Comstock Resources, Inc.
85,000 5.875%,  1/15/2030
g
88,383
ConocoPhillips
220,000 6.500%,  2/1/2039 324,768
Continental Resources, Inc.
50,000 4.375%,  1/15/2028 54,562
75,000 5.750%,  1/15/2031
g
89,812
CQP Holdco, LP
40,000 5.500%,  6/15/2031
g
41,600
Devon Energy Corporation
579,000 4.500%,  1/15/2030
g
629,329
Diamondback Energy, Inc.
200,000 3.500%,  12/1/2029 213,072

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.3%) Value
Energy (1.0%) - continued
DT Midstream, Inc.
$ 120,000 4.125%,  6/15/2029
g
$ 120,858
35,000 4.375%,  6/15/2031
g
35,461
Enagas SA
155,000 5.500%,  1/15/2028
g
155,563
Encana Corporation
50,000 6.625%,  8/15/2037 67,938
Endeavor Energy Resources, LP
90,000 5.750%,  1/30/2028
g
94,500
Energean Israel Finance, Ltd.
95,000 4.500%,  3/30/2024
g
96,900
Energy Transfer Operating, LP
475,000 6.000%,  6/15/2048 606,502
Energy Transfer Partners, LP
155,000 4.900%,  3/15/2035 175,989
50,000 5.150%,  2/1/2043 56,465
EnLink Midstream Partners, LP
135,000 4.850%,  7/15/2026 140,400
Enterprise Products Operating,
LLC
375,000 3.300%,  2/15/2053 375,793
EQM Midstream Partners, LP
145,000 6.500%,  7/1/2027
g
161,312
EQT Corporation
35,000 3.125%,  5/15/2026
g
35,262
107,000 3.900%,  10/1/2027 114,222
Equinor ASA
275,000 3.000%,  4/6/2027 292,521
Exxon Mobil Corporation
300,000 3.452%,  4/15/2051 332,606
Genesis Energy, LP
50,000 6.500%,  10/1/2025 49,285
50,000 8.000%,  1/15/2027 50,235
Halliburton Company
375,000 2.920%,  3/1/2030
i
387,474
Harvest Midstream, LP
150,000 7.500%,  9/1/2028
g
157,500
Hess Midstream Operations, LP
80,000 5.625%,  2/15/2026
g
82,900
Hilcorp Energy I, LP
125,000 5.750%,  2/1/2029
g
126,875
ITT Holdings, LLC
100,000 6.500%,  8/1/2029
g
100,250
Laredo Petroleum, Inc.
175,000 7.750%,  7/31/2029
g
172,375
Magellan Midstream Partners, LP
130,000 5.000%,  3/1/2026 146,717
Marathon Petroleum Corporation
35,000 6.500%,  3/1/2041 48,641
MPLX, LP
250,000 4.875%,  12/1/2024 274,057
402,000 4.875%,  6/1/2025 443,890
Murphy Oil Corporation
80,000 5.875%,  12/1/2027 83,300
Nabors Industries, Ltd.
130,000 7.250%,  1/15/2026
g
126,100
National Fuel Gas Company
340,000 5.500%,  1/15/2026 388,103
Newfield Exploration Company
130,000 5.625%,  7/1/2024 143,136
Principal
Amount Long-Term Fixed Income (38.3%) Value
Energy (1.0%) - continued
$ 128,000 5.375%,  1/1/2026 $ 142,552
NGL Energy Operating, LLC
70,000 7.500%,  2/1/2026
g
70,985
NGL Energy Partners, LP
70,000 7.500%,  11/1/2023 67,200
NuStar Logistics, LP
100,000 5.750%,  10/1/2025 107,000
Oasis Petroleum, Inc.
100,000 6.375%,  6/1/2026
g
105,750
Occidental Petroleum Corporation
70,000 3.450%,  7/15/2024 71,575
110,000 3.400%,  4/15/2026 112,237
40,000 8.500%,  7/15/2027 49,800
240,000 3.500%,  8/15/2029 243,600
60,000 6.450%,  9/15/2036 76,350
155,000 4.400%,  4/15/2046 156,824
ONEOK, Inc.
220,000 2.200%,  9/15/2025 224,158
Ovintiv, Inc.
70,000 7.375%,  11/1/2031 94,788
PBF Holding Company, LLC
60,000 9.250%,  5/15/2025
g
58,200
Pioneer Natural Resources
Company
90,000 4.450%,  1/15/2026 99,344
Precision Drilling Corporation
85,000 6.875%,  1/15/2029
g
87,763
Qatar Petroleum
360,000 3.125%,  7/12/2041
g
363,309
Sabine Pass Liquefaction, LLC
150,000 5.625%,  4/15/2023 158,473
475,000 4.500%,  5/15/2030 541,249
Schlumberger Holdings
Corporation
180,000 4.000%,  12/21/2025
g
196,006
SM Energy Company
50,000 6.500%,  7/15/2028 52,500
Southwestern Energy Company
70,000 5.375%,  2/1/2029
g
73,850
Summit Midstream Holdings, LLC
101,000 8.500%,  10/15/2026
d,g
101,528
Sunoco Logistics Partners
Operations, LP
150,000 4.000%,  10/1/2027 162,912
Sunoco, LP
90,000 5.875%,  3/15/2028 95,270
Targa Resources Partners, LP
60,000 5.375%,  2/1/2027 62,100
80,000 5.000%,  1/15/2028 84,187
30,000 4.875%,  2/1/2031 32,347
Teine Energy, Ltd.
65,000 6.875%,  4/15/2029
g
66,138
Transocean Proteus, Ltd.
38,500 6.250%,  12/1/2024
g
38,885
Transocean, Inc.
70,000 11.500%,  1/30/2027
g
71,400
USA Compression Partners, LP
60,000 6.875%,  4/1/2026 62,025
Venture Global Calcasieu Pass,
LLC
107,000 3.875%,  8/15/2029
g
108,873

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.3%) Value
Energy (1.0%) - continued
$ 65,000 4.125%,  8/15/2031
g
$ 67,272
Vine Energy Holdings, LLC
70,000 6.750%,  4/15/2029
g
75,163
W&T Offshore, Inc.
45,000 9.750%,  11/1/2023
g
43,706
Weatherford International, Ltd.
116,000 8.625%,  4/30/2030
g
119,152
Western Midstream Operating, LP
90,000 3.950%,  6/1/2025 94,797
40,000 5.500%,  8/15/2048 47,751
Williams Companies, Inc.
225,000 7.500%,  1/15/2031 310,123
Total 13,402,296
Financials (3.2%)
ACE INA Holdings, Inc.
138,000 4.350%,  11/3/2045 176,316
AerCap Ireland Capital DAC
14,000 4.625%,  7/1/2022 14,364
230,000 3.500%,  1/15/2025 241,847
175,000 3.875%,  1/23/2028 187,468
150,000 3.400%,  10/29/2033 152,680
Air Lease Corporation
540,000 3.000%,  2/1/2030 546,159
Aircastle, Ltd.
225,000 5.250%,  8/11/2025
g
248,647
325,000 2.850%,  1/26/2028
g
327,242
Alliant Holdings Intermediate, LLC
58,000 6.750%,  10/15/2027
g
59,885
Ally Financial, Inc.
560,000 5.750%,  11/20/2025 635,716
370,000 8.000%,  11/1/2031 529,775
Altice Financing SA
50,000 5.750%,  8/15/2029
g
49,187
American Finance Trust, Inc.
87,000 4.500%,  9/30/2028
g
87,000
American Homes 4 Rent, LP
300,000 2.375%,  7/15/2031 295,386
American International Group, Inc.
255,000 3.750%,  7/10/2025 274,972
250,000 3.900%,  4/1/2026 274,503
AmWINS Group, Inc.
70,000 4.875%,  6/30/2029
g
69,782
Ares Capital Corporation
400,000 3.875%,  1/15/2026 424,288
200,000 2.150%,  7/15/2026 198,062
Aviation Capital Group, LLC
300,000 5.500%,  12/15/2024
g
333,019
Avolon Holdings Funding, Ltd.
112,000 5.250%,  5/15/2024
g
121,334
135,000 4.250%,  4/15/2026
g
145,077
Banco Santander Mexico SA
200,000 5.375%,  4/17/2025
g
221,000
Banco Santander SA
400,000
1.241%,  (LIBOR 3M +
1.120%), 4/12/2023
b
405,114
400,000 1.722%,  9/14/2027
b
393,969
Bank of America Corporation
200,000 4.200%,  8/26/2024 216,382
300,000 4.000%,  1/22/2025 323,386
Principal
Amount Long-Term Fixed Income (38.3%) Value
Financials (3.2%) - continued
$ 225,000 3.458%,  3/15/2025
b
$ 237,172
225,000 1.734%,  7/22/2027
b
223,552
205,000 3.824%,  1/20/2028
b
223,587
180,000 2.087%,  6/14/2029
b
177,988
425,000 3.974%,  2/7/2030
b
472,302
275,000 2.496%,  2/13/2031
b
276,144
165,000 2.592%,  4/29/2031
b
166,903
325,000 1.922%,  10/24/2031
b
309,962
400,000 4.244%,  4/24/2038
b
468,348
Barclays plc
460,000 4.972%,  5/16/2029
b
531,420
310,000 3.564%,  9/23/2035
b
319,739
BPCE SA
315,000 3.500%,  10/23/2027
g
334,158
Camden Property Trust
250,000 3.150%,  7/1/2029 268,759
CANPACK SA
170,000 3.125%,  11/1/2025
g
170,850
Capital One Financial Corporation
200,000 4.200%,  10/29/2025 218,714
Cascades USA, Inc.
90,000 5.125%,  1/15/2026
g
94,950
Chobani, LLC
165,000 4.625%,  11/15/2028
g
168,712
CIT Group, Inc.
335,000 5.250%,  3/7/2025 367,662
225,000 6.125%,  3/9/2028 266,625
Citigroup, Inc.
207,000 0.981%,  5/1/2025
b
206,088
370,000 4.400%,  6/10/2025 404,127
152,000 1.281%,  11/3/2025
b,d
152,167
160,000 3.200%,  10/21/2026 170,101
270,000 1.462%,  6/9/2027
b
265,986
340,000 3.668%,  7/24/2028
b
367,977
120,000 4.125%,  7/25/2028 133,418
225,000 3.520%,  10/27/2028
b
241,716
162,000 4.650%,  7/23/2048 212,799
CNA Financial Corporation
100,000 3.900%,  5/1/2029 110,709
Coinbase Global, Inc.
58,000 3.625%,  10/1/2031
g
55,245
Commerzbank AG
200,000 8.125%,  9/19/2023
g
224,023
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
258,000 3.950%,  11/9/2022 266,640
278,000 4.625%,  12/1/2023 298,656
Credit Acceptance Corporation
120,000 5.125%,  12/31/2024
g
122,700
Credit Agricole SA
187,000 6.875%,  9/23/2024
b,g,k
206,167
Credit Suisse Group AG
200,000 7.250%,  9/12/2025
b,g,k
221,968
350,000 2.193%,  6/5/2026
b,g
354,261
Danske Bank AS
200,000 0.976%,  9/10/2025
b,g
198,479
200,000 3.244%,  12/20/2025
b,g
209,837
Deutsche Bank AG
300,000 3.729%,  1/14/2032
b
307,512
Discover Bank
260,000 4.682%,  8/9/2028
b
274,894

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.3%) Value
Financials (3.2%) - continued
Diversified Healthcare Trust
$ 46,000 4.375%,  3/1/2031 $ 44,447
Drawbridge Special Opportunities
Fund, LP
175,000 3.875%,  2/15/2026
g
179,715
Duke Realty, LP
150,000 2.875%,  11/15/2029 157,171
EPR Properties
105,000 4.950%,  4/15/2028 114,964
155,000 3.600%,  11/15/2031 155,379
ERP Operating, LP
54,000 3.375%,  6/1/2025 57,476
Fidelity National Financial, Inc.
250,000 5.500%,  9/1/2022 260,172
First Horizon Bank
90,000 5.750%,  5/1/2030 108,896
First Horizon National Corporation
350,000 4.000%,  5/26/2025 377,996
Fortress Transportation and
Infrastructure Investors, LLC
70,000 6.500%,  10/1/2025
g
72,033
55,000 5.500%,  5/1/2028
g
55,138
FS KKR Capital Corporation
172,000 1.650%,  10/12/2024 169,900
180,000 4.250%,  2/14/2025
g
189,445
450,000 3.400%,  1/15/2026 462,624
GE Capital Funding, LLC
275,000 4.400%,  5/15/2030 321,413
GE Capital International Funding
Company
710,000 4.418%,  11/15/2035 863,782
Global Net Lease, Inc.
145,000 3.750%,  12/15/2027
g
143,311
Goldman Sachs Group, Inc.
176,000 2.908%,  6/5/2023
b
178,308
200,000 3.625%,  2/20/2024 211,516
482,000 0.925%,  10/21/2024
b
481,484
85,000 1.992%,  1/27/2032
b
81,439
210,000 4.750%,  10/21/2045 274,648
HCP, Inc.
47,000 3.400%,  2/1/2025 49,749
HSBC Holdings plc
275,000 3.803%,  3/11/2025
b
291,128
350,000 3.900%,  5/25/2026 380,280
Icahn Enterprises, LP
105,000 6.375%,  12/15/2025 107,100
80,000 6.250%,  5/15/2026 83,800
45,000 5.250%,  5/15/2027 46,800
ING Groep NV
250,000 4.100%,  10/2/2023 265,791
Iron Mountain, Inc.
150,000 4.875%,  9/15/2027
g
154,596
iStar, Inc.
140,000 4.250%,  8/1/2025 143,500
J.P. Morgan Chase & Company
200,000 3.875%,  9/10/2024 215,016
145,000 3.125%,  1/23/2025 153,161
180,000 0.824%,  6/1/2025
b
178,600
250,000 1.040%,  2/4/2027
b
242,849
270,000 1.578%,  4/22/2027
b
267,380
275,000 4.203%,  7/23/2029
b
308,424
Principal
Amount Long-Term Fixed Income (38.3%) Value
Financials (3.2%) - continued
$ 175,000 2.522%,  4/22/2031
b
$ 177,096
340,000 1.953%,  2/4/2032
b
325,278
360,000 3.882%,  7/24/2038
b
411,694
360,000 3.157%,  4/22/2042
b
375,491
Jefferies Finance, LLC
120,000 5.000%,  8/15/2028
g
121,627
Kimco Realty Corporation
320,000 3.300%,  2/1/2025 338,701
Lloyds Banking Group plc
225,000 2.907%,  11/7/2023
b
230,021
450,000 3.870%,  7/9/2025
b
481,357
LPL Holdings, Inc.
100,000 4.000%,  3/15/2029
g
102,000
Macquarie Group, Ltd.
276,000 1.201%,  10/14/2025
b,g
274,363
MGM Growth Properties Operating
Partnership, LP
150,000 4.625%,  6/15/2025
g
161,250
60,000 5.750%,  2/1/2027 68,400
Mitsubishi UFJ Financial Group,
Inc.
200,000 0.962%,  10/11/2025
b
198,527
200,000 3.287%,  7/25/2027 214,870
350,000 2.048%,  7/17/2030 340,831
Mizuho Financial Group, Inc.
290,000 1.979%,  9/8/2031
b
277,738
Morgan Stanley
110,000 2.188%,  4/28/2026
b
112,586
275,000 4.350%,  9/8/2026 305,602
240,000 3.591%,  7/22/2028
b
259,487
350,000 3.622%,  4/1/2031
b
382,320
250,000 3.217%,  4/22/2042
b
262,606
260,000 2.802%,  1/25/2052
b
256,976
MPT Operating Partnership, LP
107,000 4.625%,  8/1/2029 113,153
Nasdaq, Inc.
150,000 3.250%,  4/28/2050 153,573
110,000 3.850%,  6/30/2026 121,104
Nationwide Building Society
200,000 3.622%,  4/26/2023
b,g
202,842
Natwest Group plc
380,000 3.032%,  11/28/2035
b
378,115
Navient Corporation
70,000 5.500%,  1/25/2023 73,189
35,000 5.000%,  3/15/2027 35,691
NFP Corporation
55,000 6.875%,  8/15/2028
g
55,877
Nippon Life Insurance Company
250,000 5.100%,  10/16/2044
b,g
272,875
Omega Healthcare Investors, Inc.
292,000 3.625%,  10/1/2029 305,324
225,000 3.375%,  2/1/2031 228,291
OneMain Finance Corporation
50,000 3.500%,  1/15/2027 48,875
Owl Rock Capital Corporation
90,000 4.250%,  1/15/2026 95,547
400,000 3.400%,  7/15/2026 411,028
Owl Rock Technology Finance
Corporation
90,000 4.750%,  12/15/2025
g
97,266

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.3%) Value
Financials (3.2%) - continued
Park Aerospace Holdings, Ltd.
$ 112,000 4.500%,  3/15/2023
g
$ 116,649
Park Intermediate Holdings, LLC
40,000 4.875%,  5/15/2029
g
40,500
PennyMac Financial Services, Inc.
105,000 4.250%,  2/15/2029
g
98,963
Playtika Holding Corporation
65,000 4.250%,  3/15/2029
g
65,182
Principal Life Global Funding II
300,000 1.250%,  8/16/2026
g
294,270
Prudential Financial, Inc.
175,000 3.700%,  3/13/2051 202,879
Quicken Loans, LLC
105,000 3.625%,  3/1/2029
g
104,213
Radian Group, Inc.
70,000 4.875%,  3/15/2027 76,388
Realty Income Corporation
175,000 4.125%,  10/15/2026 195,342
185,000 1.800%,  3/15/2033 174,469
Regency Centers, LP
290,000 4.125%,  3/15/2028 324,185
Reinsurance Group of America,
Inc.
160,000 4.700%,  9/15/2023 170,988
Royal Bank of Scotland Group plc
275,000 6.000%,  12/29/2025
b,k
303,993
200,000 4.445%,  5/8/2030
b
226,999
Santander UK Group Holdings plc
360,000 1.673%,  6/14/2027
b
353,983
Service Properties Trust
30,000 4.750%,  10/1/2026 29,670
50,000 4.950%,  2/15/2027 49,250
70,000 5.500%,  12/15/2027 73,215
Simon Property Group, LP
375,000 3.800%,  7/15/2050 425,204
Societe Generale SA
132,000 4.750%,  11/24/2025
g
144,598
Spirit Realty, LP
375,000 2.100%,  3/15/2028 368,095
Springleaf Finance Corporation
55,000 6.875%,  3/15/2025 61,394
110,000 7.125%,  3/15/2026 124,850
65,000 6.625%,  1/15/2028 72,963
Sumitomo Mitsui Financial Group,
Inc.
120,000 3.010%,  10/19/2026 127,036
250,000 1.710%,  1/12/2031 236,619
Sumitomo Mitsui Trust Bank, Ltd.
300,000 0.800%,  9/16/2024
g
297,496
Synchrony Financial
70,000 4.250%,  8/15/2024 75,121
175,000 3.950%,  12/1/2027 191,039
Truist Financial Corporation
180,000 1.887%,  6/7/2029
b
178,093
UBS Group Funding Jersey, Ltd.
138,000 4.125%,  9/24/2025
g
150,777
UDR, Inc.
175,000 2.100%,  8/1/2032 167,460
United Wholesale Mortgage, LLC
110,000 5.500%,  4/15/2029
g
106,975
Principal
Amount Long-Term Fixed Income (38.3%) Value
Financials (3.2%) - continued
VEREIT Operating Partnership, LP
$ 325,000 2.850%,  12/15/2032 $ 336,906
VICI Properties, LP
60,000 4.250%,  12/1/2026
g
62,150
30,000 3.750%,  2/15/2027
g
30,825
90,000 4.625%,  12/1/2029
g
96,019
Voya Financial, Inc.
310,000 3.125%,  7/15/2024 327,314
Wells Fargo & Company
160,000 3.450%,  2/13/2023 165,642
200,000 4.125%,  8/15/2023 211,553
205,000 3.000%,  2/19/2025 215,824
300,000 3.000%,  4/22/2026 317,521
163,000 3.000%,  10/23/2026 172,167
300,000 2.393%,  6/2/2028
b
304,910
307,000 4.900%,  11/17/2045 394,783
Welltower, Inc.
270,000 2.050%,  1/15/2029 265,714
Total 41,906,765
Mortgage-Backed Securities (10.7%)
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
9,153,000 1.500%,  11/1/2036
d
9,212,173
5,300,000 2.000%,  11/1/2036
d
5,438,607
21,435,000 2.000%,  12/1/2036
d
21,959,571
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
13,000,000 2.000%,  11/1/2051
d,l
12,999,746
11,700,000 2.500%,  11/1/2051
d
12,016,037
23,700,000 2.000%,  12/1/2051
d
23,650,471
23,850,000 2.500%,  12/1/2051
d,l
24,437,400
1,250,000 3.000%,  11/1/2047
d
1,304,004
13,350,000 3.000%,  12/15/2049
d
13,911,253
Government National Mortgage
Association Conventional 30-Yr.
Pass Through
13,500,000 2.500%,  11/1/2051
d
13,877,314
2,300,000 2.500%,  12/1/2051
d
2,359,521
Total 141,166,097
Technology (0.9%)
Analog Devices, Inc.
350,000 2.950%,  10/1/2051 364,014
Apple, Inc.
100,000 3.000%,  6/20/2027 107,911
490,000 3.750%,  9/12/2047 579,787
Applied Materials, Inc.
88,000 3.300%,  4/1/2027 95,478
Baidu, Inc.
220,000 3.425%,  4/7/2030 229,865
Black Knight InfoServ, LLC
131,000 3.625%,  9/1/2028
g
130,345
Broadcom Corporation
78,000 3.875%,  1/15/2027 84,555
Broadcom, Inc.
125,000 5.000%,  4/15/2030 145,046
86,000 3.469%,  4/15/2034
g
88,724
200,000 3.187%,  11/15/2036
g
196,609

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.3%) Value
Technology (0.9%) - continued
CommScope Technologies
Finance, LLC
$ 136,000 6.000%,  6/15/2025
g
$ 134,617
CommScope, Inc.
80,000 7.125%,  7/1/2028
g
78,900
Dell International, LLC
295,000 6.020%,  6/15/2026 347,610
180,000 8.350%,  7/15/2046 299,119
Fiserv, Inc.
200,000 2.250%,  6/1/2027 203,376
250,000 2.650%,  6/1/2030 254,065
Gartner, Inc.
120,000 3.625%,  6/15/2029
g
120,600
95,000 3.750%,  10/1/2030
g
96,306
Iron Mountain, Inc.
55,000 5.000%,  7/15/2028
g
56,650
10,000 4.875%,  9/15/2029
g
10,331
90,000 5.250%,  7/15/2030
g
93,979
116,000 4.500%,  2/15/2031
g
117,160
Lam Research Corporation
275,000 2.875%,  6/15/2050 280,720
Microchip Technology, Inc.
180,000 0.983%,  9/1/2024
g
178,148
Micron Technology, Inc.
110,000 2.497%,  4/24/2023 113,030
360,000 4.663%,  2/15/2030 410,904
Microsoft Corporation
450,000 3.041%,  3/17/2062 483,990
625,000 3.700%,  8/8/2046 751,323
MSCI, Inc.
105,000 4.000%,  11/15/2029
g
109,725
NCR Corporation
205,000 6.125%,  9/1/2029
g
220,249
NVIDIA Corporation
275,000 3.500%,  4/1/2040 307,608
NXP Funding, LLC
210,000 5.550%,  12/1/2028
g
253,555
180,000 4.300%,  6/18/2029
g
202,692
180,000 2.500%,  5/11/2031
g
178,900
180,000 3.250%,  5/11/2041
g
183,966
Open Text Corporation
135,000 4.125%,  2/15/2030
g
137,241
Oracle Corporation
180,000 3.950%,  3/25/2051 195,289
225,000 3.850%,  7/15/2036 243,105
275,000 3.600%,  4/1/2040 286,592
375,000 4.000%,  7/15/2046 405,090
PTC, Inc.
40,000 3.625%,  2/15/2025
g
40,651
80,000 4.000%,  2/15/2028
g
81,100
Qorvo, Inc.
230,000 3.375%,  4/1/2031
g
237,772
Rackspace Technology Global,
Inc.
110,000 5.375%,  12/1/2028
g,i
105,875
Seagate HDD Cayman
180,000 3.125%,  7/15/2029
g
172,665
145,000 3.375%,  7/15/2031
g
138,962
Sensata Technologies, Inc.
180,000 3.750%,  2/15/2031
g
177,525
Principal
Amount Long-Term Fixed Income (38.3%) Value
Technology (0.9%) - continued
Shift4 Payments, LLC
$ 30,000 4.625%,  11/1/2026
g
$ 31,088
SS&C Technologies, Inc.
225,000 5.500%,  9/30/2027
g
236,812
Switch, Ltd.
170,000 3.750%,  9/15/2028
g
169,150
Teledyne Technologies, Inc.
270,000 2.250%,  4/1/2028 271,513
Texas Instruments, Inc.
270,000 4.150%,  5/15/2048 342,679
Tyco Electronics Group SA
40,000 3.450%,  8/1/2024 42,239
VeriSign, Inc.
80,000 4.750%,  7/15/2027 83,752
Viavi Solutions, Inc.
88,000 3.750%,  10/1/2029
g
87,366
VMware, Inc.
250,000 4.650%,  5/15/2027 283,295
270,000 1.800%,  8/15/2028 263,194
Total 11,542,812
Transportation (0.2%)
Air Canada
25,000 3.875%,  8/15/2026
g
25,312
Air Canada Pass Through Trust
35,574 3.875%,  3/15/2023
g
35,873
American Airlines, Inc.
138,000 11.750%,  7/15/2025
g
170,947
205,000 5.500%,  4/20/2026
g
215,045
25,000 5.750%,  4/20/2029
g
26,906
Avis Budget Car Rental, LLC
105,000 5.375%,  3/1/2029
g
110,513
Burlington Northern Santa Fe, LLC
130,000 5.750%,  5/1/2040 182,418
130,000 4.450%,  3/15/2043 162,968
CSX Corporation
165,000 3.800%,  4/15/2050 191,955
Delta Air Lines, Inc.
152,000 7.000%,  5/1/2025
g
177,377
520,000 4.750%,  10/20/2028
g
577,424
Southwest Airlines Company
125,000 4.750%,  5/4/2023 132,274
75,000 5.125%,  6/15/2027 86,540
360,000 2.625%,  2/10/2030 363,628
United Airlines, Inc.
115,000 4.375%,  4/15/2026
g
118,964
115,000 4.625%,  4/15/2029
g
118,563
United Parcel Service, Inc.
220,000 4.450%,  4/1/2030 261,011
XPO Logistics, Inc.
60,000 6.250%,  5/1/2025
g
63,207
Total 3,020,925
U.S. Government & Agencies (12.3%)
U.S. Treasury Bonds
5,300,000 1.625%,  11/15/2050 4,915,750
2,285,000 2.250%,  11/15/2027 2,404,338
5,450,000 2.875%,  5/15/2028 5,948,803
2,190,000 5.250%,  11/15/2028 2,750,418

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.3%) Value
U.S. Government & Agencies (12.3%) -
continued
$ 4,000,000 1.625%,  8/15/2029 $ 4,045,937
6,250,000 1.500%,  2/15/2030 6,256,348
2,750,000 0.875%,  11/15/2030 2,598,213
5,095,000 1.125%,  2/15/2031 4,914,287
550,000 4.375%,  5/15/2040 766,562
7,335,000 1.375%,  11/15/2040 6,619,264
2,000,000 3.000%,  5/15/2042 2,348,047
4,999,000 2.500%,  5/15/2046 5,510,030
7,300,000 2.875%,  5/15/2049 8,760,855
U.S. Treasury Notes
9,300,000 0.125%,  10/31/2022 9,297,094
19,985,000 2.000%,  11/30/2022 20,379,235
1,700,000 2.500%,  3/31/2023 1,751,863
1,170,000 0.125%,  4/30/2023 1,165,795
5,750,000 0.125%,  7/31/2023 5,719,902
6,810,000 0.125%,  8/31/2023 6,770,896
2,750,000 0.125%,  10/15/2023 2,730,557
11,330,000 2.500%,  1/31/2024 11,813,738
1,350,000 2.125%,  7/31/2024 1,402,154
8,000,000 1.250%,  8/31/2024 8,116,250
2,540,000 2.250%,  11/15/2024 2,652,316
1,090,000 2.125%,  11/30/2024 1,133,983
950,000 1.375%,  1/31/2025 966,439
5,000,000 0.250%,  8/31/2025 4,856,836
7,440,000 2.625%,  1/31/2026 7,916,916
3,610,000 0.500%,  2/28/2026 3,516,930
9,300,000 2.500%,  2/28/2026 9,851,098
4,200,000 0.500%,  4/30/2027 4,024,289
1,700,000 0.750%,  1/31/2028 1,634,590
Total 163,539,733
Utilities (0.8%)
Ameren Illinois Company
150,000 4.500%,  3/15/2049 196,621
American Water Capital
Corporation
275,000 2.800%,  5/1/2030 286,298
Appalachian Power Company
85,000 3.300%,  6/1/2027 91,400
Berkshire Hathaway Energy
Company
140,000 4.500%,  2/1/2045 173,280
Calpine Corporation
175,000 4.500%,  2/15/2028
g
177,277
CenterPoint Energy Resources
Corporation
250,000 1.750%,  10/1/2030 239,135
CenterPoint Energy, Inc.
175,000 2.500%,  9/1/2024 181,340
140,000 4.250%,  11/1/2028 158,364
CMS Energy Corporation
120,000 2.950%,  2/15/2027 125,563
Commonwealth Edison Company
205,000 3.700%,  3/1/2045 235,398
Consolidated Edison Company of
New York, Inc.
325,000 4.125%,  5/15/2049 385,058
Consolidated Edison, Inc.
69,000 4.500%,  12/1/2045 83,883
Consumers Energy Company
175,000 4.350%,  4/15/2049 223,336
Principal
Amount Long-Term Fixed Income (38.3%) Value
Utilities (0.8%) - continued
DTE Electric Company
$ 115,000 3.700%,  3/15/2045 $ 131,128
145,000 3.700%,  6/1/2046 165,751
Duke Energy Carolinas, LLC
315,000 3.700%,  12/1/2047 358,500
Duke Energy Corporation
160,000 3.750%,  9/1/2046 174,113
Duke Energy Florida, LLC
120,000 3.200%,  1/15/2027 129,120
Duke Energy Indiana, LLC
185,000 3.750%,  5/15/2046 212,193
Edison International
250,000 5.750%,  6/15/2027 286,632
Enel Finance International NV
270,000 1.875%,  7/12/2028
g
264,907
Exelon Corporation
200,000 4.700%,  4/15/2050 257,555
50,000 5.100%,  6/15/2045 66,505
263,000 4.450%,  4/15/2046 325,395
FirstEnergy Corporation
50,000 3.350%,  7/15/2022 50,375
ITC Holdings Corporation
66,000 4.050%,  7/1/2023 68,873
80,000 5.300%,  7/1/2043 106,244
Jersey Central Power & Light
Company
150,000 2.750%,  3/1/2032
g
153,318
Mississippi Power Company
165,000 3.950%,  3/30/2028 183,900
National Rural Utilities Cooperative
Finance Corporation
90,000 3.900%,  11/1/2028 100,709
200,000 3.700%,  3/15/2029 223,084
NextEra Energy Operating
Partners, LP
170,000 3.875%,  10/15/2026
g
180,838
NiSource Finance Corporation
255,000 5.650%,  2/1/2045 355,988
NiSource, Inc.
250,000 3.600%,  5/1/2030 272,271
NRG Energy, Inc.
185,000 3.375%,  2/15/2029
g
180,375
50,000 5.250%,  6/15/2029
g
53,250
Pacific Gas and Electric Company
288,000 4.950%,  7/1/2050 318,765
175,000 3.300%,  12/1/2027 179,172
294,000 4.550%,  7/1/2030 320,263
180,000 3.250%,  6/1/2031 180,539
PG&E Corporation
60,000 5.000%,  7/1/2028 62,400
PPL Electric Utilities Corporation
132,000 3.950%,  6/1/2047 158,933
Public Service Electric & Gas
Company
220,000 3.000%,  5/15/2027 236,294
San Diego Gas and Electric
Company
270,000 4.150%,  5/15/2048 328,227
South Carolina Electric & Gas
Company
250,000 5.100%,  6/1/2065 367,631

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.3%) Value
Utilities (0.8%) - continued
Southern California Edison
Company
$ 175,000 4.000%,  4/1/2047 $ 194,556
Southern Company
215,000 3.250%,  7/1/2026 228,942
Southern Company Gas Capital
Corporation
220,000 4.400%,  5/30/2047 262,476
Southwestern Electric Power
Company
65,000 3.900%,  4/1/2045 72,517
Suburban Propane Partners, LP
155,000 5.875%,  3/1/2027 160,619
15,000 5.000%,  6/1/2031
g
15,375
Talen Energy Supply, LLC
75,000 7.625%,  6/1/2028
g
71,625
TerraForm Power Operating, LLC
175,000 5.000%,  1/31/2028
g
186,375
Virginia Electric and Power
Company
125,000 4.600%,  12/1/2048 163,033
Vistra Operations Company, LLC
145,000 5.000%,  7/31/2027
g
148,625
Total 10,514,344
Total Long-Term Fixed Income
(cost $496,701,429) 507,054,257
Shares
Registered Investment
Companies ( 38.3% ) Value
Unaffiliated  (1.2%)
634 Direxion Daily S&P 500 82,566
154,400 Invesco Senior Loan ETF 3,409,152
11,000 iShares iBoxx $ Investment Grade
Corporate Bond ETF
i
1,468,280
1,487 ProShares Ultra S&P 500
i
203,615
170 ProShares UltraPro QQQ 26,377
12,518 SPDR Bloomberg Short Term High
Yield Bond ETF 341,866
14,168 SPDR S&P 500 ETF Trust 6,506,654
2,821 SPDR S&P Biotech ETF
i
352,089
1,783 SPDR S&P Oil & Gas Exploration
ETF
i
189,640
9,000 Vanguard Intermediate-Term
Corporate Bond ETF
i
845,010
16,500 Vanguard Short-Term Corporate
Bond ETF 1,351,020
Total 14,776,269
Affiliated  (37.1%)
4,415,909 Thrivent Core Emerging Markets
Debt Fund 42,834,315
770,450 Thrivent Core Emerging Markets
Equity Fund 9,114,427
991,575 Thrivent Core International Equity
Fund 11,284,126
1,654,921 Thrivent Core Low Volatility Equity
Fund 24,790,712
60,934 Thrivent Global Stock Fund, Class
S 2,016,928
5,544,598 Thrivent High Yield Fund, Class S 25,893,271
8,619,683 Thrivent Income Fund, Class S 84,386,695
Shares
Registered Investment
Companies (38.3%) Value
Affiliated  (37.1%)- continued
4,003,955 Thrivent International Allocation
Fund, Class S $ 48,888,287
3,098,952 Thrivent Large Cap Growth Fund,
Class S 66,844,404
3,216,901 Thrivent Large Cap Value Fund,
Class S 96,507,025
3,312,911 Thrivent Limited Maturity Bond
Fund, Class S 41,908,327
715,315 Thrivent Mid Cap Stock Fund,
Class S 29,778,580
216,194 Thrivent Small Cap Stock Fund,
Class S 7,731,114
Total 491,978,211
Total Registered Investment
Companies (cost $348,795,015) 506,754,480
Shares Common Stock ( 12.0% ) Value
Communications Services (0.6%)
628 Alphabet, Inc., Class A
m
1,859,458
307 Alphabet, Inc., Class C
m
910,381
2,547 AMC Networks, Inc.
m
101,345
39,375 AT&T, Inc. 994,612
546 Audacy, Inc.
m
1,764
965 Cars.com, Inc.
m
12,564
5,304 Comcast Corporation 272,785
2,570 Discovery, Inc., Class A
i,m
60,241
786 Discovery, Inc., Class C
m
17,732
1,371 DISH Network Corporation
m
56,307
259 E.W. Scripps Company 4,817
2,512 Electronic Arts, Inc. 352,308
2,602 Facebook, Inc.
m
841,929
666 Gray Television, Inc. 15,611
331 Hemisphere Media Group, Inc.
m
3,658
191 Liberty Global plc, Class A
m
5,489
702 Lions Gate Entertainment
Corporation, Class B
m
7,947
1,230 Live Nation Entertainment, Inc.
m
124,414
8,099 Lumen Technologies, Inc.
i
96,054
4,832 Match Group, Inc.
m
728,569
735 Nexstar Broadcasting Group, Inc. 110,199
2,252 Omnicom Group, Inc. 153,316
9,981 QuinStreet, Inc.
m
139,734
386 Skillz, Inc.
i,m
4,315
3,389 Telephone & Data Systems, Inc. 63,510
2,191 Twitter, Inc.
m
117,306
123 United States Cellular Corporation
m
3,760
10,185 Verizon Communications, Inc. 539,703
266 ViacomCBS, Inc. 9,635
154 Walt Disney Company
m
26,037
301 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
e,m
5,870
507 Zillow Group, Inc.
m
53,600
3,852 ZoomInfo Technologies, Inc.
m
258,931
Total 7,953,901
Consumer Discretionary (1.4%)
180 Adient plc
m
7,492
497 Amazon.com, Inc.
m
1,676,098
6,018 American Axle & Manufacturing
Holdings, Inc.
m
54,643
4,533 Aptiv plc
m
783,710
107 AutoZone, Inc.
m
190,978

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (12.0%) Value
Consumer Discretionary (1.4%) - continued
1,267 Bally's Corporation
m
$ 58,041
518 Bed Bath & Beyond, Inc.
m
7,273
122 Big Lots, Inc. 5,399
593 BJ's Restaurants, Inc.
m
19,759
279 Brunswick Corporation 25,972
1,370 Burlington Stores, Inc.
m
378,517
3,815 Caesars Entertainment, Inc.
m
417,590
378 Caleres, Inc. 8,717
252 Carvana Company
m
76,401
3,344 Cedar Fair, LP
m
155,396
316 Cheesecake Factory, Inc.
m
12,842
2,165 Chegg, Inc.
m
128,688
3,718 Chewy, Inc.
i,m
281,824
2,794 Chico's FAS, Inc.
m
15,255
360 Chipotle Mexican Grill, Inc.
m
640,451
760 Choice Hotels International, Inc. 106,871
61 Churchill Downs, Inc. 14,030
1,309 Cimpress plc
m
116,920
6,178 Clarus Corporation 170,389
8,909 Cooper-Standard Holdings, Inc.
m
231,100
446 Cracker Barrel Old Country Store,
Inc. 59,394
1,422 Culp, Inc. 18,813
1,046 D.R. Horton, Inc. 93,376
744 Dana, Inc. 16,509
2,395 Darden Restaurants, Inc. 345,215
258 Deckers Outdoor Corporation
m
101,990
360 Dick's Sporting Goods, Inc. 44,716
332 Dorman Products, Inc.
m
34,654
4,937 Duluth Holdings, Inc.
m
70,747
2,707 Emerald Holding, Inc.
m
10,963
19,173 Everi Holdings, Inc.
m
460,152
369 Expedia Group, Inc.
m
60,667
4,893 Farfetch, Ltd.
m
191,855
2,444 Five Below, Inc.
m
482,201
1,300 Foot Locker, Inc. 61,971
171 Fox Factory Holding Corporation
m
27,522
3,890 Gap, Inc. 88,264
494 Garmin, Ltd. 70,938
6,598 Gentex Corporation 233,503
1,146 G-III Apparel Group, Ltd.
m
32,844
1,326 Goodyear Tire & Rubber
Company
m
25,353
2,280 GoPro, Inc.
m
19,631
18 Graham Holdings Company 10,545
502 Grand Canyon Education, Inc.
m
40,009
130 Group 1 Automotive, Inc. 23,374
313 GrowGeneration Corporation
m
6,598
940 Guess ?, Inc. 19,467
2,957 Hanesbrands, Inc. 50,387
1,922 Harley-Davidson, Inc. 70,134
2,493 Home Depot, Inc. 926,748
285 Jack in the Box, Inc. 28,201
661 KB Home 26,539
5,873 Kohl's Corporation 285,017
1,872 Lear Corporation 321,703
5,913 Leggett & Platt, Inc. 277,024
992 Lithia Motors, Inc. 316,666
1,748 Lowe's Companies, Inc. 408,717
293 Lululemon Athletica, Inc.
m
136,541
1,022 M.D.C. Holdings, Inc. 50,058
3,348 Magnite, Inc.
m
90,496
11 Marriott Vacations Worldwide
Corporation 1,729
1,622 McDonald's Corporation 398,282
Shares Common Stock (12.0%) Value
Consumer Discretionary (1.4%) - continued
3,201 Miller Industries, Inc. $ 115,684
401 Mohawk Industries, Inc.
m
71,061
856 NIKE, Inc. 143,200
3,398 Nordstrom, Inc.
i,m
97,625
3,219 Norwegian Cruise Line Holdings,
Ltd.
i,m
82,793
131 NVR, Inc.
m
641,219
1,004 Ollie's Bargain Outlet Holdings,
Inc.
m
67,931
666 Papa John's International, Inc. 82,637
1,998 Penn National Gaming, Inc.
m
143,057
2,935 Planet Fitness, Inc.
m
233,479
110 Pool Corporation 56,668
182 Poshmark, Inc.
m
4,428
228 Purple Innovation, Inc.
m
4,400
325 PVH Corporation
m
35,532
12,442 Qurate Retail, Inc. 129,895
887 Revolve Group, Inc.
m
66,561
93 RH
m
61,346
3,664 Ross Stores, Inc. 414,765
982 Ruth's Hospitality Group, Inc.
m
18,992
1,895 Skyline Corporation
m
119,991
1,885 Sleep Number Corporation
m
166,521
1,550 Sony Group Corporation ADR 179,475
4,325 Stoneridge, Inc.
m
82,089
4,677 Tapestry, Inc. 182,309
1,422 Target Corporation 369,180
7,078 Taylor Morrison Home
Corporation
m
216,091
724 Tenneco, Inc.
m
9,608
804 Tesla, Inc.
m
895,656
347 Thor Industries, Inc. 35,380
12,991 ThredUp, Inc.
m
281,125
2,691 Toll Brothers, Inc. 161,918
305 TopBuild Corporation
m
78,376
3,547 Tri Pointe Homes, Inc.
m
85,802
2,658 TripAdvisor, Inc.
m
87,634
484 Tupperware Brands Corporation
m
10,764
780 Ulta Beauty, Inc.
m
286,541
509 Urban Outfitters, Inc.
m
16,252
291 Vail Resorts, Inc. 100,311
333 Wayfair, Inc.
i,m
82,950
1,893 Weight Watchers International,
Inc.
m
32,863
72 Williams-Sonoma, Inc. 13,373
510 Wingstop, Inc. 87,960
775 Wolverine World Wide, Inc. 25,707
921 Workhorse Group, Inc.
m
6,198
4,951 Wyndham Hotels & Resorts, Inc. 418,211
2,133 Yum! Brands, Inc. 266,497
3,156 Zumiez, Inc.
m
128,449
Total 18,522,373
Consumer Staples (0.4%)
984 Altria Group, Inc. 43,404
1,221 BJ's Wholesale Club Holdings,
Inc.
m
71,355
11 Casey's General Stores, Inc. 2,107
303 Church & Dwight Company, Inc. 26,470
2,883 Colgate-Palmolive Company 219,656
1,361 Costco Wholesale Corporation 668,986
3,994 Coty, Inc.
m
33,869
1,613 Darling Ingredients, Inc.
m
136,331
4,110 e.l.f. Beauty, Inc.
m
132,794
1,821 Hain Celestial Group, Inc.
m
81,708

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (12.0%) Value
Consumer Staples (0.4%) - continued
361 Hershey Company $ 63,301
362 Ingredion, Inc. 34,473
1,059 John B. Sanfilippo & Son, Inc. 89,485
436 Kimberly-Clark Corporation 56,458
8,254 Lamb Weston Holdings, Inc. 465,938
169 Medifast, Inc. 33,170
1,177 Molson Coors Beverage Company 51,894
3,777 Monster Beverage Corporation
m
321,045
8,157 Philip Morris International, Inc. 771,163
20 PriceSmart, Inc. 1,439
12,963 Primo Water Corporation 206,112
2,539 Procter & Gamble Company 363,052
133 Seneca Foods Corporation
m
6,867
3,349 Sprouts Farmers Markets, Inc.
m
74,147
974 Sysco Corporation 74,901
6,595 Turning Point Brands, Inc. 251,731
786 US Foods Holding Corporation
m
27,251
2,320 Walmart, Inc. 346,654
Total 4,655,761
Energy (0.4%)
6,296 Antero Midstream Corporation 66,989
4,688 Antero Resources Corporation
m
93,151
20,525 APA Corporation 537,960
4,273 Archrock, Inc. 34,996
137 Bonanza Creek Energy, Inc. 7,691
3,594 BP plc ADR 103,471
89 Callon Petroleum Company
m
4,604
3,764 Centennial Resource
Development, Inc.
m
27,101
1,614 ChampionX Corporation
m
42,335
1,041 Chevron Corporation 119,184
1,590 CNX Resources Corporation
m
23,230
2,157 ConocoPhillips 160,675
2,008 Continental Resources, Inc.
i
98,011
1,278 Core Laboratories NV 33,241
11,873 Devon Energy Corporation 475,870
2,266 Diamondback Energy, Inc. 242,893
178 Dril-Quip, Inc.
m
4,194
215 DT Midstream, Inc. 10,311
4,158 EnLink Midstream, LLC 32,640
4,986 Enterprise Products Partners, LP 113,083
2,808 EOG Resources, Inc. 259,628
914 Equitrans Midstream Corporation 9,423
686 Exterran Corporation
m
2,936
1,041 Exxon Mobil Corporation 67,113
6,630 Halliburton Company 165,684
2,947 Helix Energy Solutions Group,
Inc.
m
11,140
7,160 Helmerich & Payne, Inc. 222,246
2,140 HollyFrontier Corporation 72,332
4,547 Kinder Morgan, Inc. 76,162
452 Magnolia Oil & Gas Corporation 9,438
18,524 Marathon Oil Corporation 302,312
1,267 Marathon Petroleum Corporation 83,533
507 Matador Resources Company 21,218
2,355 Nine Energy Service, Inc.
m
4,380
335 Northern Oil and Gas, Inc. 7,759
6,161 NOV, Inc.
m
86,377
500 Oceaneering International, Inc.
m
6,800
1,768 Peabody Energy Corporation
m
21,022
953 Pioneer Natural Resources
Company 178,192
4,714 ProPetro Holding Corporation
m
45,207
598 Ranger Oil Corporation, Class A
m
19,758
Shares Common Stock (12.0%) Value
Energy (0.4%) - continued
1,126 RPC, Inc.
m
$ 6,069
3,318 Schlumberger, Ltd. 107,039
4,279 SM Energy Company 146,855
31,013 Southwestern Energy Company
m
151,343
4,220 Talos Energy, Inc.
m
54,733
811 Targa Resources Corporation 44,337
19,445 TechnipFMC plc
m
143,310
20 Texas Pacific Land Corporation 25,473
9,706 Transocean, Ltd.
i,m
34,262
627 Valero Energy Corporation 48,486
683 World Fuel Services Corporation 20,852
Total 4,687,049
Financials (1.8%)
7,750 Air Lease Corporation 310,388
350 Alleghany Corporation
m
227,983
183 Allegiance Bancshares, Inc. 7,168
2,109 Ally Financial, Inc. 100,684
2,296 American Equity Investment Life
Holding Company 73,174
662 American Express Company 115,042
1,424 American Financial Group, Inc. 193,721
300 Ameriprise Financial, Inc. 90,639
1,073 Ameris Bancorp 56,214
2,434 Annaly Capital Management, Inc. 20,592
2,854 Apollo Commercial Real Estate
Finance, Inc. 43,210
7,023 Arch Capital Group, Ltd.
m
293,702
1,735 Arthur J. Gallagher & Company 290,907
776 Artisan Partners Asset
Management, Inc. 38,443
5,136 Assured Guaranty, Ltd. 285,459
10,174 Bank of America Corporation 486,114
152 Bank of Marin Bancorp 5,793
3,503 Bank of N.T. Butterfield & Son, Ltd. 125,758
2,711 Bank of New York Mellon
Corporation 160,491
1,411 BankFinancial Corporation 16,071
2,509 BankUnited, Inc. 101,765
2,316 Banner Corporation 133,772
1,775 Berkshire Hathaway, Inc.
m
509,443
818 BlackRock, Inc. 771,750
620 Blackstone Mortgage Trust, Inc. 20,398
8,087 Bridgewater Bancshares, Inc.
m
146,294
1,900 Brighthouse Financial, Inc.
m
95,437
423 BrightSpire Capital, Inc. 4,150
1,114 Brookline Bancorp, Inc. 17,880
537 Brown & Brown, Inc. 33,890
6,935 Byline Bancorp, Inc. 178,646
1,053 Cadence Bank 30,558
699 Capital One Financial Corporation 105,570
1,284 Cboe Global Markets, Inc. 169,411
4,388 Central Pacific Financial
Corporation 120,626
4,155 Charles Schwab Corporation 340,835
2,752 Chimera Investment Corporation 42,959
862 Chubb, Ltd. 168,418
1,073 Cincinnati Financial Corporation 130,305
9,196 Citigroup, Inc. 635,995
6,323 Citizens Financial Group, Inc. 299,584
896 CME Group, Inc. 197,613
1,618 CNO Financial Group, Inc. 39,059
65 Coinbase Global, Inc.
m
20,762
7,379 Columbia Banking System, Inc. 251,845
1,477 Comerica, Inc. 125,678

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (12.0%) Value
Financials (1.8%) - continued
3,256 Community Trust Bancorp, Inc. $ 142,222
5,152 Customers Bancorp, Inc.
m
274,550
35 Diamond Hill Investment Group,
Inc. 7,590
52 Dime Community Bancshares, Inc. 1,855
716 Discover Financial Services 81,137
870 East West Bancorp, Inc. 69,148
1,662 Ellington Residential Mortgage
REIT 20,177
903 Enova International, Inc.
m
29,293
3,968 Enterprise Financial Services
Corporation 186,575
4,964 Equitable Holdings, Inc. 166,294
2,428 Essent Group, Ltd. 116,544
15,318 F.N.B. Corporation 178,455
288 FactSet Research Systems, Inc. 127,840
102 Federal Agricultural Mortgage
Corporation 12,861
530 Federated Hermes, Inc. 17,654
2,147 Financial Institutions, Inc. 68,532
38 First American Financial
Corporation 2,779
12,950 First Bancorp 176,768
3,382 First Busey Corporation 86,207
223 First Commonwealth Financial
Corporation 3,412
1,636 First Financial Corporation 70,103
12,731 First Horizon Corporation 216,045
209 First Mid-Illinois Bancshares, Inc. 9,004
208 First of Long Island Corporation 4,187
431 First Republic Bank 93,238
995 Flushing Financial Corporation 23,900
8,434 Franklin Resources, Inc. 265,587
11,725 Fulton Financial Corporation 188,773
1,994 Glacier Bancorp, Inc. 110,248
1,728 Granite Point Mortgage Trust, Inc. 23,155
3,085 Great Southern Bancorp, Inc. 174,087
1,154 Hamilton Lane, Inc. 120,605
6,334 Hancock Whitney Corporation 313,406
5,743 Hanmi Financial Corporation 127,437
1,669 Hanover Insurance Group, Inc. 210,294
9,024 Heartland Financial USA, Inc. 452,283
434 Heritage Commerce Corporation 5,204
702 Heritage Financial Corporation 17,438
1,969 HomeStreet, Inc. 92,858
2,284 Hometrust Bancshares, Inc. 69,434
25,174 Hope Bancorp, Inc. 367,289
2,466 Horizon Bancorp, Inc. 47,027
1,217 Houlihan Lokey, Inc. 136,401
4,218 Independent Bank Corporation 95,032
248 International Bancshares
Corporation 10,515
9,503 Invesco Mortgage Capital, Inc. 29,839
6,483 Invesco, Ltd. 164,733
3,618 J.P. Morgan Chase & Company 614,662
180 Jefferies Financial Group, Inc. 7,740
2,350 Kinsale Capital Group, Inc. 439,803
439 Ladder Capital Corporation 5,268
1,086 Lakeland Bancorp, Inc. 19,526
2,123 Lincoln National Corporation 153,174
329 LPL Financial Holdings, Inc. 53,963
1,167 Marsh & McLennan Companies,
Inc. 194,656
778 Mercantile Bank Corporation 26,740
64 Merchants Bancorp 2,844
Shares Common Stock (12.0%) Value
Financials (1.8%) - continued
8,785 MFA Financial, Inc. $ 39,620
2,284 Midland States Bancorp, Inc. 58,607
4,272 MidWestOne Financial Group, Inc. 133,927
1,107 Moody's Corporation 447,394
2,439 Morgan Stanley 250,680
822 MSCI, Inc. 546,531
3,067 Navient Corporation 60,420
2,961 NMI Holdings, Inc.
m
71,893
1,206 Northern Trust Corporation 148,386
1,152 OceanFirst Financial Corporation 25,540
1,239 OFG Bancorp 32,090
81 Old National Bancorp 1,383
1,121 Old Second Bancorp, Inc. 15,178
116 Peapack-Gladstone Financial
Corporation 3,892
165 Peoples Bancorp, Inc. 5,273
6,240 Popular, Inc. 508,186
1,797 Premier Financial Corporation 57,288
1,324 Primerica, Inc. 222,750
1,735 QCR Holdings, Inc. 95,668
12,908 Radian Group, Inc. 308,114
1,958 Raymond James Financial, Inc. 193,039
33 Ready Capital Corporation 511
1,554 Reinsurance Group of America,
Inc. 183,496
839 RenaissanceRe Holdings, Ltd. 118,970
1,591 S&P Global, Inc. 754,389
121 S&T Bancorp, Inc. 3,698
10 Safety Insurance Group, Inc. 784
5,891 Seacoast Banking Corporation of
Florida 214,609
3,134 SEI Investments Company 197,567
844 Selective Insurance Group, Inc. 66,144
1,604 Signature Bank 477,703
2,322 Starwood Property Trust, Inc. 59,141
3,260 State Street Corporation 321,273
1,210 Synchrony Financial 56,205
7,738 Synovus Financial Corporation 360,513
1,296 T. Rowe Price Group, Inc. 281,076
523 Territorial Bancorp, Inc. 13,122
6,742 Texas Capital Bancshares, Inc.
m
408,565
610 TMX Group, Ltd. 66,042
1,145 Torchmark Corporation 101,928
482 Towne Bank 15,192
2,480 TPG RE Finance Trust, Inc. 32,414
792 TriCo Bancshares 34,713
2,568 Triumph Bancorp, Inc.
m
301,226
2,884 Truist Financial Corporation 183,047
2,076 TrustCo Bank Corporation NY 69,671
985 Trustmark Corporation 31,333
13,272 Umpqua Holdings Corporation 271,412
222 Univest Financial Corporation 6,371
13,671 Unum Group 348,200
160 Valley National Bancorp 2,122
398 Washington Trust Bancorp, Inc. 21,755
238 Waterstone Financial, Inc. 4,919
4,659 Wells Fargo & Company 238,354
45 WesBanco, Inc. 1,565
6,596 Western Alliance Bancorp 765,730
3,063 Western Asset Mortgage Capital
Corporation 7,719
2,882 Wintrust Financial Corporation 255,057
826 WisdomTree Investments, Inc. 5,278
3,341 Zions Bancorporation, N.A. 210,450

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (12.0%) Value
Financials (1.8%) - continued
281 Zurich Insurance Group AG $ 124,545
Total 24,203,255
Health Care (1.5%)
781 908 Devices, Inc.
m
25,695
997 Abbott Laboratories 128,503
1,068 AbbVie, Inc. 122,468
7,621 ACADIA Pharmaceuticals, Inc.
m
136,797
6,368 Adaptive Biotechnologies
Corporation
m
212,755
3,804 Agilent Technologies, Inc. 599,092
12,026 Agilon Health, Inc.
m
294,637
97 Align Technology, Inc.
m
60,564
76 Allakos, Inc.
m
7,644
1,071 Allogene Therapeutics, Inc.
m
18,464
1,145 American Well Corporation
m
10,305
2,099 Amgen, Inc. 434,430
1,052 AMN Healthcare Services, Inc.
m
103,832
619 Anthem, Inc. 269,346
196 Arcutis Biotherapeutics, Inc.
m
4,151
448 Arena Pharmaceuticals, Inc.
m
25,711
726 Argenx SE ADR
m
219,223
1,600 Ascendis Pharma AS ADR
m
242,576
9 Atrion Corporation 6,552
9,582 Avantor, Inc.
m
386,921
2,072 Axonics Modulation Technologies,
Inc.
m
151,981
3,216 Baxter International, Inc. 253,935
584 Becton, Dickinson and Company 139,921
412 Biogen, Inc.
m
109,872
64 Bio-Rad Laboratories, Inc.
m
50,860
1,215 Bio-Techne Corporation 636,235
187 Boston Scientific Corporation
m
8,065
273 Bristol-Myers Squibb Company 15,943
5,180 Centene Corporation
m
369,023
199 Cerner Corporation 14,784
768 Charles River Laboratories
International, Inc.
m
344,586
210 Chemed Corporation 101,273
667 Cigna Holding Company 142,478
827 Cooper Companies, Inc. 344,793
522 CRISPR Therapeutics AG
m
47,674
819 CryoLife, Inc.
m
16,904
1,022 CVS Health Corporation 91,244
574 Danaher Corporation 178,956
927 Dentsply Sirona, Inc. 53,034
1,041 DermTech, Inc.
m
28,471
1,080 Dexcom, Inc.
m
673,067
1,172 Editas Medicine, Inc.
m
43,036
1,353 Edwards Lifesciences
Corporation
m
162,117
116 Generation Bio Company
m
2,431
8,242 Gilead Sciences, Inc. 534,741
1,687 GlaxoSmithKline plc ADR
i
71,411
250 Global Blood Therapeutics, Inc.
m
9,130
6,072 GoodRx Holdings, Inc.
i,m
270,811
2,715 Guardant Health, Inc.
m
317,085
87 Haemonetics Corporation
m
5,978
3,053 Halozyme Therapeutics, Inc.
m
116,228
637 HCA Healthcare, Inc. 159,543
596 HealthEquity, Inc.
m
39,443
207 ICU Medical, Inc.
m
48,465
1,701 Illumina, Inc.
m
706,017
3,150 Immunocore Holdings plc ADR
m
121,338
2,144 InMode, Ltd.
m
203,123
Shares Common Stock (12.0%) Value
Health Care (1.5%) - continued
190 Inogen, Inc.
m
$ 7,534
563 Inspire Medical Systems, Inc.
m
151,774
2,035 Insulet Corporation
m
630,891
340 Integra LifeSciences Holdings
Corporation
m
22,596
432 Intuitive Surgical, Inc.
m
156,008
134 Invitae Corporation
m
3,551
8,425 Ionis Pharmaceuticals, Inc.
m
268,505
1,251 IQVIA Holding, Inc.
m
327,036
5,014 Johnson & Johnson 816,680
310 Laboratory Corporation of America
Holdings
m
88,976
12,543 Lantheus Holdings, Inc.
m
293,381
558 Lineage Cell Therapeutics, Inc.
m
1,272
1,294 Maravai LifeSciences Holdings,
Inc.
m
54,723
356 Masimo Corporation
m
100,940
5,847 Medtronic plc 700,821
3,030 Merck & Company, Inc. 266,792
146 Mettler-Toledo International, Inc.
m
216,209
336 Molina Healthcare, Inc.
m
99,362
78 Morphic Holding, Inc.
m
4,485
1,034 Natera, Inc.
m
118,465
989 National HealthCare Corporation 69,171
356 Neogen Corporation
m
15,062
2,850 Nevro Corporation
m
324,159
617 Novo Nordisk AS ADR 67,950
1,893 NuVasive, Inc.
m
101,011
700 Organogenesis Holdings, Inc.
m
7,686
65 Orthofix Medical, Inc.
m
2,339
334 Owens & Minor, Inc. 11,984
1,554 Phreesia, Inc.
m
109,619
1,221 Premier, Inc. 47,558
3,131 Progyny, Inc.
m
192,337
1,754 Pulmonx Corporation
i,m
68,283
372 Reata Pharmaceuticals, Inc.
m
35,716
144 Regeneron Pharmaceuticals, Inc.
m
92,151
1,269 Repligen Corporation
m
368,645
535 Rubius Therapeutics, Inc.
m
7,602
1,337 Sarepta Therapeutics, Inc.
m
105,797
2,044 Silk Road Medical, Inc.
m
120,003
159 STAAR Surgical Company
m
18,835
2,749 Stryker Corporation 731,426
4,605 Syneos Health, Inc.
m
429,831
1,433 Tactile Systems Technology, Inc.
m
49,424
409 Teladoc Health, Inc.
i,m
61,182
1,194 Teleflex, Inc. 426,186
316 Tenet Healthcare Corporation
m
22,645
212 Thermo Fisher Scientific, Inc. 134,211
3,314 Tilray, Inc.
i,m
34,134
1,261 Travere Therapeutics, Inc.
m
36,329
145 U.S. Physical Therapy, Inc. 15,640
1,503 UnitedHealth Group, Inc. 692,086
341 Universal Health Services, Inc. 42,318
105 Vaxcyte, Inc.
m
2,457
1,064 Veeva Systems, Inc.
m
337,299
404 Viatris, Inc. 5,393
15,256 Viemed Healthcare, Inc.
m
87,417
1,456 Vor BioPharma, Inc.
m
22,903
945 VYNE Therapeutics, Inc.
m
1,266
129 Waters Corporation
m
47,414
778 Zimmer Biomet Holdings, Inc. 111,347
4,170 Zoetis, Inc. 901,554

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (12.0%) Value
Health Care (1.5%) - continued
4,421 Zymeworks, Inc. $ 98,367
Total 20,280,400
Industrials (1.9%)
899 A.O. Smith Corporation 65,690
783 Advanced Drainage Systems, Inc. 88,322
1,420 AECOM
m
97,085
171 Allegion plc 21,939
2,052 Altra Industrial Motion Corporation 107,012
5,031 AMETEK, Inc. 666,104
341 Armstrong World Industries, Inc. 36,027
5,393 ASGN, Inc.
m
645,326
168 Avis Budget Group, Inc.
m
29,116
2,218 AZZ, Inc. 117,842
213 Babcock & Wilcox Enterprises,
Inc.
m
1,455
8,845 Badger Infrastructure Solution 244,067
1,129 Bloom Energy Corporation
i,m
35,293
2,436 Carlisle Companies, Inc. 543,033
215 Caterpillar, Inc. 43,862
2,972 CBIZ, Inc.
m
109,102
2,408 Chart Industries, Inc.
m
427,468
5,756 Crane Company 594,480
1,337 CSW Industrials, Inc. 185,335
3,166 CSX Corporation 114,514
286 Cummins, Inc. 68,594
4,084 Curtiss-Wright Corporation 521,445
346 Deere & Company 118,439
3,489 Delta Air Lines, Inc.
m
136,525
4,584 Desktop Metal, Inc.
i,m
32,042
248 Douglas Dynamics, Inc. 10,490
888 Dover Corporation 150,143
9,837 Driven Brands Holdings, Inc.
m
319,407
3,535 Dun & Bradstreet Holdings, Inc.
m
66,599
2,690 Eaton Corporation plc 443,204
1,660 EMCOR Group, Inc. 201,673
3,053 Emerson Electric Company 296,172
373 Expeditors International of
Washington, Inc. 45,976
3,411 Fastenal Company 194,700
4,479 First Advantage Corporation
m
83,757
1,531 Flowserve Corporation 51,472
1,965 Forrester Research, Inc.
m
104,636
2,834 Forward Air Corporation 284,987
609 GATX Corporation 57,764
1,345 Generac Holdings, Inc.
m
670,563
2,298 General Dynamics Corporation 465,920
651 Gorman-Rupp Company 27,681
6,629 GrafTech International, Ltd. 70,930
80 GXO Logistics, Inc.
m
7,104
612 Harsco Corporation
m
10,465
2,495 Helios Technologies, Inc. 227,170
3,692 Honeywell International, Inc. 807,145
16,338 Howmet Aerospace, Inc. 485,075
1,893 Hubbell, Inc. 377,407
94 ICF International, Inc. 9,446
3,506 IDEX Corporation 780,330
987 Illinois Tool Works, Inc. 224,908
424 ITT Corporation 39,886
67 JB Hunt Transport Services, Inc. 13,212
222 JetBlue Airways Corporation
m
3,115
93 John Bean Technologies
Corporation 13,741
2,750 Johnson Controls International plc 201,768
206 Kaman Corporation 7,373
Shares Common Stock (12.0%) Value
Industrials (1.9%) - continued
129 Kansas City Southern $ 40,022
857 Kennametal, Inc. 34,066
1,263 L3Harris Technologies, Inc. 291,172
1,801 Landstar System, Inc. 316,634
267 Lennox International, Inc. 79,908
4,992 Lincoln Electric Holdings, Inc. 710,861
915 Linde plc 292,068
882 Lockheed Martin Corporation 293,106
3,398 Manpower, Inc. 328,417
78 Masco Corporation 5,113
225 Masonite International
Corporation
m
27,002
1,034 Mercury Systems, Inc.
m
53,292
11,210 Meritor, Inc.
m
272,851
3,906 Middleby Corporation
m
712,611
1,562 MSC Industrial Direct Company,
Inc. 131,317
4,126 NAPCO Security Technologies,
Inc.
m
197,883
1,087 Nikola Corporation
i,m
12,827
226 Nordson Corporation 57,452
389 Norfolk Southern Corporation 113,997
1,182 Nutrien, Ltd. 82,634
1,540 nVent Electric plc 54,593
1,067 Old Dominion Freight Line, Inc. 364,220
1,100 Parker-Hannifin Corporation 326,249
3,209 Pitney Bowes, Inc. 22,271
538 Quad/Graphics, Inc.
m
2,120
870 Quanta Services, Inc. 105,514
3,773 Ranpak Holdings Corporation
m
130,018
1,317 Raytheon Technologies
Corporation 117,029
453 RBC Bearings, Inc.
m
105,970
6,412 Regal Rexnord Corporation 976,740
54 Robert Half International, Inc. 6,106
2,512 Rush Enterprises, Inc. 130,825
178 Ryder System, Inc. 15,121
281 Saia, Inc.
m
87,852
567 Simpson Manufacturing Company,
Inc. 60,153
812 SkyWest, Inc.
m
34,940
2,890 Smith & Wesson Brands, Inc. 62,135
330 Snap-On, Inc. 67,066
1,437 Southwest Airlines Company
m
67,941
241 SPX FLOW, Inc. 18,005
2,921 Standex International Corporation 325,020
665 Stanley Black & Decker, Inc. 119,520
4,730 Summit Materials, Inc.
m
168,625
8,786 Sun Country Airlines Holdings,
Inc.
m
266,040
1,003 Sunrun, Inc.
m
57,853
665 Technip Energies NV ADR
m
10,188
247 Teledyne Technologies, Inc.
m
110,957
5 Tetra Tech, Inc. 878
254 Thermon Group Holdings, Inc.
m
4,389
1,936 Timken Company 137,359
511 Toro Company 48,785
630 Trane Technologies plc 113,986
5,051 TransUnion 582,330
2,409 Trex Company, Inc.
m
256,318
2,117 TriMas Corporation
m
70,602
2,893 Tutor Perini Corporation 39,403
3,301 Uber Technologies, Inc.
m
144,650
259 UniFirst Corporation 51,272
3,798 Union Pacific Corporation 916,837

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (12.0%) Value
Industrials (1.9%) - continued
416 United Airlines Holdings, Inc.
m
$ 19,194
1,151 United Parcel Service, Inc. 245,704
2,028 United Rentals, Inc.
m
768,835
8,048 US Ecology, Inc.
m
259,065
898 Valmont Industries, Inc. 214,586
2,900 Vicor Corporation
m
439,611
525 Waste Connections, Inc. 71,405
533 Watsco, Inc. 154,346
93 Watts Water Technologies, Inc. 17,672
1,118 Werner Enterprises, Inc. 50,668
2,390 WESCO International, Inc.
m
309,648
731 Willdan Group, Inc.
m
24,437
15,244 WillScot Mobile Mini Holdings
Corporation
m
529,729
481 Woodward, Inc. 54,329
526 Xylem, Inc. 68,690
Total 25,265,368
Information Technology (2.6%)
1,646 Accenture plc 590,568
715 ACI Worldwide, Inc.
m
21,936
501 Adobe, Inc.
m
325,830
1,132 Advanced Energy Industries, Inc. 103,940
849 Advanced Micro Devices, Inc.
m
102,075
3,418 Agilysys, Inc.
m
163,107
2,016 Alignment Healthcare, Inc.
m
40,038
1,039 Alliance Data Systems Corporation 88,575
298 Alteryx, Inc.
m
21,811
9,752 Amphenol Corporation 748,661
6,467 Anaplan, Inc.
m
421,713
301 ANSYS, Inc.
m
114,254
21,392 Apple, Inc. 3,204,522
3,889 AppLovin Corporation
m
382,094
281 Automatic Data Processing, Inc. 63,082
851 Avalara, Inc.
m
152,874
2,309 Axcelis Technologies, Inc.
m
126,833
4,799 Bandwidth, Inc.
m
409,259
327 Benchmark Electronics, Inc. 7,622
3,421 BigCommerce Holdings, Inc.
m
158,084
2,862 Bill.com Holdings, Inc.
m
842,315
259 Broadridge Financial Solutions,
Inc. 46,208
1,061 Cadence Design Systems, Inc.
m
183,670
3,737 Calix, Inc.
m
233,899
1,063 CDK Global, Inc. 46,262
684 CDW Corporation 127,669
3,220 Ciena Corporation
m
174,814
7,881 Cisco Systems, Inc. 441,100
4,287 Cognex Corporation 375,498
2,365 Computer Services, Inc. 130,075
110 Concentrix Corporation 19,545
1,589 Coupa Software, Inc.
m
361,815
241 CTS Corporation 8,584
1,027 Descartes Systems Group, Inc.
m
83,978
740 Diebold Nixdorf, Inc.
m
6,660
164 Digital Turbine, Inc.
m
14,114
121 Diodes, Inc.
m
11,627
1,573 DocuSign, Inc.
m
437,750
5,442 Dolby Laboratories, Inc. 480,801
3,511 Dropbox, Inc.
m
107,050
2,847 DXC Technology Company
m
92,727
2,113 Elastic NV
m
366,627
493 Endava plc ADR
m
78,121
332 Enphase Energy, Inc.
m
76,901
636 EPAM Systems, Inc.
m
428,181
Shares Common Stock (12.0%) Value
Information Technology (2.6%) - continued
610 ePlus, Inc.
m
$ 67,448
76 ExlService Holdings, Inc.
m
9,320
384 eXp World Holdings, Inc. 19,814
418 F5 Networks, Inc.
m
88,261
196 Fair Isaac Corporation
m
78,047
2,810 Five9, Inc.
m
444,008
1,271 FleetCor Technologies, Inc.
m
314,458
11,319 Gilat Satellite Networks, Ltd.
i
92,703
70 Global Payments, Inc. 10,009
5,405 Hewlett Packard Enterprise
Company 79,183
9,328 HP, Inc. 282,918
589 HubSpot, Inc.
m
477,226
2,237 Intel Corporation 109,613
932 Intuit, Inc. 583,423
2,543 Jack Henry & Associates, Inc. 423,359
1,065 KLA-Tencor Corporation 396,989
3,535 Knowles Corporation
m
73,669
1,141 Lam Research Corporation 643,033
1,484 Lattice Semiconductor
Corporation
m
103,049
522 Littelfuse, Inc. 153,755
1,897 LivePerson, Inc.
m
97,715
1,894 LiveRamp Holding, Inc.
m
101,348
452 Manhattan Associates, Inc.
m
82,056
2,350 Mastercard, Inc. 788,472
443 MAXIMUS, Inc. 37,465
102 MaxLinear, Inc.
m
6,426
979 Micron Technology, Inc. 67,649
13,836 Microsoft Corporation 4,588,294
1,961 MKS Instruments, Inc. 294,248
1,772 Monolithic Power Systems, Inc. 931,115
57 Motorola Solutions, Inc. 14,170
3,672 National Instruments Corporation 155,950
1,130 NetApp, Inc. 100,909
302 NICE, Ltd. ADR
m
85,472
428 Nova Measuring Instruments, Ltd.
m
46,489
2,382 NVIDIA Corporation 609,006
1,612 Okta, Inc.
m
398,454
900 Palo Alto Networks, Inc.
m
458,181
962 Paychex, Inc. 118,595
1,037 Paycom Software, Inc.
m
568,121
1,436 PayPal Holdings, Inc.
m
333,999
853 Photronics, Inc.
m
11,081
547 Progress Software Corporation 28,121
175 PTC, Inc.
m
22,286
785 Q2 Holdings, Inc.
m
61,591
328 Qorvo, Inc.
m
55,179
2,127 QUALCOMM, Inc. 282,976
313 Rogers Corporation
m
62,951
510 SailPoint Technologies Holdings,
Inc.
m
24,470
816 Salesforce.com, Inc.
m
244,547
2,850 Samsung Electronics Company,
Ltd. 170,638
567 ScanSource, Inc.
m
20,287
1,569 Semtech Corporation
m
133,412
261 ServiceNow, Inc.
m
182,115
4,841 Sierra Wireless, Inc.
m
81,038
243 SiTime Corporation
m
64,368
437 Solaredge Technology, Ltd.
m
154,995
6,586 Sonos, Inc.
m
214,835
4,219 Sprout Social, Inc.
m
538,682
989 Square, Inc.
m
251,701
5,980 STMicroelectronics NV ADR
i
284,887

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (12.0%) Value
Information Technology (2.6%) - continued
1,481 SYNNEX Corporation $ 155,505
649 TE Connectivity, Ltd. 94,754
7,487 Telefonaktiebolaget LM Ericsson
ADR
i
81,384
5,756 Texas Instruments, Inc. 1,079,135
4,470 Trade Desk, Inc.
m
334,848
22,831 TTM Technologies, Inc.
m
302,282
145 Unisys Corporation
m
3,708
292 Upland Software, Inc.
m
9,744
1,735 VeriSign, Inc.
m
386,332
158 Vertex, Inc.
m
3,290
1,606 Visa, Inc. 340,103
293 VMware, Inc.
i,m
44,448
1,570 Western Digital Corporation
m
82,095
454 WEX, Inc.
m
67,964
2,744 Workiva, Inc.
m
410,365
3,708 Xerox Holdings Corporation 66,002
1,500 Zoom Video Communications,
Inc.
m
411,975
866 Zscaler, Inc.
m
276,133
Total 33,797,515
Materials (0.4%)
22 Allegheny Technologies, Inc.
m
354
206 Amyris, Inc.
m
3,053
3,471 AptarGroup, Inc. 419,227
2,974 Ashland Global Holdings, Inc. 285,534
713 Avery Dennison Corporation 155,234
4,177 Axalta Coating Systems, Ltd.
m
130,281
52 Balchem Corporation 7,961
844 Ball Corporation 77,209
148 Cabot Corporation 7,896
5,219 Carpenter Technology Corporation 161,163
394 Celanese Corporation 63,635
2,911 CF Industries Holdings, Inc. 165,345
2,504 Chemours Company 70,162
2,130 Cleveland-Cliffs, Inc.
i,m
51,354
812 Compass Minerals International,
Inc. 53,267
3,721 Eastman Chemical Company 387,096
3,560 Ferroglobe Representation &
Warranty Insurance Trust
e,m
0
822 FMC Corporation 74,810
3,280 Graphic Packaging Holding
Company 65,370
2,285 Ingevity Corporation
m
178,024
1,628 Innospec, Inc. 147,513
19,527 Ivanhoe Mines, Ltd.
m
153,206
2,045 Kaiser Aluminum Corporation 198,651
99 Koppers Holdings, Inc.
m
3,474
1,746 LyondellBasell Industries NV 162,064
1,128 Martin Marietta Materials, Inc. 443,124
300 Materion Corporation 21,654
1,064 Minerals Technologies, Inc. 75,480
1,997 Myers Industries, Inc. 41,098
1,123 Neenah, Inc. 56,757
1 NewMarket Corporation 340
1,103 Nucor Corporation 123,150
794 O-I Glass, Inc.
m
10,362
1,200 Olin Corporation 68,376
1,385 Quaker Chemical Corporation 340,488
719 Reliance Steel & Aluminum
Company 105,089
203 Royal Gold, Inc. 20,101
317 RPM International, Inc. 27,642
Shares Common Stock (12.0%) Value
Materials (0.4%) - continued
1,102 Ryerson Holding Corporation $ 29,049
1,248 Sensient Technologies Corporation 119,309
348 Sherwin-Williams Company 110,180
440 Sonoco Products Company 25,498
2,464 Steel Dynamics, Inc. 162,821
361 SunCoke Energy, Inc. 2,606
526 Tronox Holdings plc 12,266
2,734 UFP Technologies, Inc.
m
169,207
1,328 United States Lime & Minerals, Inc. 163,982
5,750 United States Steel Corporation 151,743
397 Worthington Industries, Inc. 21,565
Total 5,323,770
Real Estate (0.7%)
1,437 AGNC Investment Corporation 22,877
7,037 Agree Realty Corporation 500,049
404 Alexandria Real Estate Equities,
Inc. 82,473
5,682 American Campus Communities,
Inc. 305,237
2,620 American Finance Trust, Inc. 21,694
272 Apartment Income REIT
Corporation 14,582
320 AvalonBay Communities, Inc. 75,738
6 Bluegreen Vacations Holding
Corporations
m
154
3,907 Camden Property Trust 637,232
1,892 CareTrust REIT, Inc. 39,259
4,087 CBRE Group, Inc.
m
425,375
822 Cedar Realty Trust, Inc. 18,306
1,044 Colliers International Group, Inc. 151,766
199 Community Healthcare Trust, Inc. 9,520
421 Corepoint Lodging, Inc.
m
7,258
6,058 CubeSmart 333,251
3,250 Cushman and Wakefield plc
m
59,767
410 Digital Realty Trust, Inc. 64,702
1,336 Duke Realty Corporation 75,137
788 EastGroup Properties, Inc. 155,851
4,822 EPR Properties 242,113
16,391 Essential Properties Realty Trust,
Inc. 488,288
227 Essex Property Trust, Inc. 77,164
1,068 Extra Space Storage, Inc. 210,791
448 Farmland Partners, Inc. 5,035
193 Federal Realty Investment Trust 23,228
5,899 First Industrial Realty Trust, Inc. 343,499
394 FirstService Corporation 78,768
3,981 Four Corners Property Trust, Inc. 115,449
830 Getty Realty Corporation 26,660
2,061 Gladstone Commercial
Corporation 45,053
2,018 Gladstone Land Corporation 44,678
1,594 Healthcare Realty Trust, Inc. 52,698
182 Highwoods Properties, Inc. 8,161
5,761 Host Hotels & Resorts, Inc.
m
96,958
6,774 Independence Realty Trust, Inc. 160,070
2,002 Industrial Logistics Properties Trust 56,236
729 Innovative Industrial Properties,
Inc. 191,793
307 Jones Lang LaSalle, Inc.
m
79,277
1,959 Kilroy Realty Corporation 131,997
1,240 Life Storage, Inc. 165,924
4,754 Medical Properties Trust, Inc. 101,403
14,026 MGIC Investment Corporation 226,660
3,819 National Retail Properties, Inc. 173,230

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (12.0%) Value
Real Estate (0.7%) - continued
18,401 National Storage Affiliates Trust $ 1,149,326
259 NetSTREIT Corporation 6,278
6,906 New Residential Investment
Corporation 78,452
817 NexPoint Residential Trust, Inc. 57,860
422 Omega Healthcare Investors, Inc. 12,390
698 One Liberty Properties, Inc. 21,819
1,591 Opendoor Technologies, Inc.
m
37,723
397 Preferred Apartment Communities,
Inc. 5,006
1,651 Public Storage, Inc. 548,429
1,937 Rayonier, Inc. REIT 72,308
885 Realty Income Corporation 63,216
131 Redfin Corporation
m
6,725
7,779 Rexford Industrial Realty, Inc. 522,749
105 RMR Group, Inc. 3,653
2,673 Sabra Health Care REIT, Inc. 37,823
874 SBA Communications Corporation 301,818
10,307 Service Properties Trust 111,006
1,910 Spirit Realty Capital, Inc. 93,456
3,813 STAG Industrial, Inc. 165,980
2,132 Store Capital Corporation 73,192
4,202 UDR, Inc. 233,337
1,661 UMH Properties, Inc. 39,764
Total 9,787,671
Utilities (0.3%)
1,407 Alliant Energy Corporation 79,594
460 American States Water Company 41,786
872 Artesian Resources Corporation 35,072
858 Avista Corporation 34,157
658 Black Hills Corporation 43,678
2,858 CenterPoint Energy, Inc. 74,422
65 Chesapeake Utilities Corporation 8,520
1,443 CMS Energy Corporation 87,085
771 Consolidated Water Company,
Ltd. 8,566
431 DTE Energy Company 48,854
1,241 Duke Energy Corporation 126,594
1,444 Entergy Corporation 148,761
1,114 Essential Utilities, Inc. 52,436
1,911 Exelon Corporation 101,646
395 MDU Resources Group, Inc. 12,138
136 MGE Energy, Inc. 10,321
50 Middlesex Water Company 5,506
24,599 NiSource, Inc. 606,857
2,564 NorthWestern Corporation 145,789
195 Otter Tail Corporation 12,092
4,032 Pinnacle West Capital Corporation 260,024
4,396 Portland General Electric
Company 216,767
174 PPL Corporation 5,011
8,139 Sempra Energy 1,038,781
3,965 Spire, Inc. 248,843
2,741 UGI Corporation 118,987
12 Unitil Corporation 501
89 Vistra Energy Corporation 1,744
Total 3,574,532
Total Common Stock
(cost $112,416,309) 158,051,595
Shares
Collateral Held for Securities
Loaned ( 0.5% ) Value
5,942,614 Thrivent Cash Management Trust $ 5,942,614
Total Collateral Held for
Securities Loaned
(cost $5,942,614) 5,942,614
Shares or
Principal
Amount Short-Term Investments ( 20.4% ) Value
Federal Home Loan Bank Discount
Notes
500,000 0.040%, 11/3/2021
n,o
499,999
600,000 0.040%, 11/18/2021
n,o
599,989
500,000 0.040%, 12/1/2021
n,o
499,983
1,700,000 0.039%, 12/3/2021
n,o
1,699,940
2,000,000 0.025%, 12/21/2021
n,o
1,999,889
700,000 0.034%, 12/27/2021
n
699,956
800,000 0.020%, 12/28/2021
n,o
799,949
900,000 0.043%, 1/19/2022
n,o
899,901
Thrivent Core Short-Term Reserve
Fund
25,801,015 0.130% 258,010,146
U.S. Treasury Bills
2,000,000 0.046%, 11/12/2021
n,p
1,999,975
2,600,000 0.045%, 11/18/2021
n,q
2,599,939
Total Short-Term Investments
(cost $270,272,100) 270,309,666
Total Investments (cost
$1,257,732,829) 111.3% $1,471,762,322
Other Assets and Liabilities, Net
(11.3%) (149,111,613)
Total Net Assets 100.0% $1,322,650,709
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as
of October 31, 2021. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c All or a portion of the loan is unfunded.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
f Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of October 31, 2021.
g Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2021, the value of these investments was $87,730,182 or
6.6% of total net assets.
h Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
October 31, 2021.
i All or a portion of the security is on loan.

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

j Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
k Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
l All or a portion of the security was earmarked to cover
written options.
m Non-income producing security.
n The interest rate shown reflects the yield.
o All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
p At October 31, 2021, $309,996 of investments were
segregated to cover exposure to a counterparty for margin
on open mortgage-backed security transactions.
q All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Moderately Conservative Allocation Fund as of October
31, 2021 was $158,975 or 0.01% of total net assets. The
following table indicates the acquisition date and cost of
restricted securities shown in the schedule as of October
31, 2021.
Security
Acquisition
Date Cost
Upstart Securitization Trust,
11/20/2030 10/1/2020 $ 158,281
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Conservative
Allocation Fund as of October 31, 2021:
Securities Lending Transactions
Long-Term Fixed Income $ 1,299,830
Common Stock 4,495,439
Total lending $5,795,269
Gross amount payable upon return of
collateral for securities loaned $5,942,614
Net amounts due to counterparty $147,345
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
FNMA - Federal National Mortgage Association
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $215,995,622
Gross unrealized depreciation (8,857,466)
Net unrealized appreciation (depreciation) $207,138,156
Cost for federal income tax purposes $1,264,155,309

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2021, in valuing Moderately Conservative Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 1,425,384 – 1,031,899 393,485
Capital Goods 4,052,521 – 3,518,247 534,274
Communications Services 4,222,303 – 4,087,978 134,325
Consumer Cyclical 3,315,860 – 3,315,860 –
Consumer Non-Cyclical 3,856,451 – 3,534,169 322,282
Energy 530,817 – 530,817 –
Financials 1,207,974 – 1,122,200 85,774
Technology 2,916,445 – 2,785,918 130,527
Transportation 1,337,195 – 1,337,195 –
Utilities 784,760 – 784,760 –
Long-Term Fixed Income
Asset-Backed Securities 27,445,056 – 26,845,062 599,994
Basic Materials 5,230,474 – 5,230,474 –
Capital Goods 9,228,476 – 9,228,476 –
Collateralized Mortgage Obligations 20,486,978 – 20,036,978 450,000
Commercial Mortgage-Backed Securities 3,523,100 – 3,523,100 –
Communications Services 16,216,057 – 16,216,057 –
Consumer Cyclical 18,287,921 – 18,287,921 –
Consumer Non-Cyclical 21,543,223 – 21,543,223 –
Energy 13,402,296 – 13,402,296 –
Financials 41,906,765 – 41,906,765 –
Mortgage-Backed Securities 141,166,097 – 141,166,097 –
Technology 11,542,812 – 11,542,812 –
Transportation 3,020,925 – 3,020,925 –
U.S. Government & Agencies 163,539,733 – 163,539,733 –
Utilities 10,514,344 – 10,514,344 –
Registered Investment Companies
Unaffiliated 14,776,269 14,776,269 – –
Affiliated 403,954,631 403,954,631 – –
Common Stock
Communications Services 7,953,901 7,948,031 – 5,870
Consumer Discretionary 18,522,373 18,522,373 – –
Consumer Staples 4,655,761 4,655,761 – –
Energy 4,687,049 4,687,049 – –
Financials 24,203,255 24,012,668 190,587 –
Health Care 20,280,400 20,280,400 – –
Industrials 25,265,368 25,021,301 244,067 –
Information Technology 33,797,515 33,626,877 170,638 –
Materials^ 5,323,770 5,170,564 153,206 0
Real Estate 9,787,671 9,787,671 – –
Utilities 3,574,532 3,574,532 – –
Short-Term Investments 12,299,520 – 12,299,520 –
Subtotal Investments in Securities $1,119,785,982 $576,018,127 $541,111,324 $2,656,531
Other Investments  * Total
Affiliated Registered Investment Companies 88,023,580
Affiliated Short-Term Investments 258,010,146
Collateral Held for Securities Loaned 5,942,614
Subtotal Other Investments $351,976,340
Total Investments at Value $1,471,762,322
^ Level 3 Security in this section is fair valued at <$1.
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
NASDAQ
-
National Association of Securities Dealers
Automated Quotations
S&P
-
Standard & Poor's
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 2,345,925 2,345,925 – –
Total Asset Derivatives $2,345,925 $2,345,925 $– $–
Liability Derivatives
Futures Contracts 2,680,937 2,680,937 – –
Call Options Written 21,532 – – 21,532
Credit Default Swaps 172,040 – 172,040 –
Total Liability Derivatives $2,874,509 $2,680,937 $172,040 $21,532
The following table presents Moderately Conservative Allocation Fund's futures contracts held as of October 31, 2021. Investments and/or cash totaling $5,597,266 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 82 December 2021 $ 10,951,708 ( $ 234,051)
CBOT 2-Yr. U.S. Treasury Note 117 December 2021 25,762,297 (110,047)
CBOT 5-Yr. U.S. Treasury Note 106 December 2021 13,094,643 (189,143)
CBOT U.S. Long Bond 151 December 2021 24,686,635 (399,229)
CME E-mini Russell 2000 Index 2 December 2021 224,568 4,962
CME E-mini S&P 500 Index 255 December 2021 57,093,693 1,518,057
CME E-mini S&P Mid-Cap 400 Index 1 December 2021 269,394 9,546
CME Ultra Long Term U.S. Treasury Bond 135 December 2021 26,699,673 (184,830)
ICE mini MSCI EAFE Index 62 December 2021 7,225,473 27,287
ICE US mini MSCI Emerging Markets Index 20 December 2021 1,311,211 (49,211)
Ultra 10-Yr. U.S. Treasury Note 40 December 2021 5,924,504 (123,254)
Total Futures Long Contracts $ 173,243,799 $ 270,087
CBOT 10-Yr. U.S. Treasury Note (77) December 2021 ( $ 10,291,322) $ 227,181
CBOT 5-Yr. U.S. Treasury Note (218) December 2021 (26,941,279) 399,779
CME E-mini NASDAQ 100 Index (44) December 2021 (13,685,078) (252,802)
CME E-mini Russell 2000 Index (174) December 2021 (19,477,058) (492,052)
CME E-mini S&P Mid-Cap 400 Index (76) December 2021 (20,553,122) (646,318)
Ultra 10-Yr. U.S. Treasury Note (45) December 2021 (6,685,519) 159,113
Total Futures Short Contracts ( $ 97,633,378) ($605,099)
Total Futures Contracts $ 75,610,421 ($335,012)

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Counterparty:
JPM
-
J.P. Morgan
MSC
-
Morgan Stanley & Company
The following table presents Moderately Conservative Allocation Fund's options contracts held as of October 31, 2021.
Option _ Description
(Underlying Security
Description)
Counter-
party
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value
Unrealized
Appreciation/
(Depreciation)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
MSC (5.50) $ 102.58
December
2021 ( $ 5,635,459) ( $ 20,887) $ 7,687
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
JPM (5.50) 100.77
November
2021 (5,499,893) (645) 30,508
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
Total Options Written Contracts ($21,532) $38,195
(*)  Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the
Notes to Financial Statements.
The following table presents Moderately Conservative Allocation Fund's swaps contracts held as of October 31, 2021. Investments totaling
$2,599,939 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 37, 5 Year, at 5.00%, Quarterly Sell 12/20/2026 ( $ 27,350,000) $ – ( $ 172,040) ( $ 172,040)
Total Credit Default Swaps $– ($172,040) ($172,040)
1 As the buyer of protection, Moderately Conservative Allocation Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderately Conservative
Allocation Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Moderately Conservative Allocation Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of October 31, 2021, for Moderately
Conservative Allocation Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant
Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 1,559,852
Total Equity Contracts 1,559,852
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 786,073
Options Written Net Assets - Distributable earnings/(accumulated loss) 38,195
Total Interest Rate Contracts 824,268
Total Asset Derivatives $2,384,120
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 1,440,383
Total Equity Contracts 1,440,383
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 1,240,554
Total Interest Rate Contracts 1,240,554
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 172,040
Total Credit Contracts 172,040
Total Liability Derivatives $2,852,977
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2021, for
Moderately Conservative Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Options Written Net realized gains/(losses) on Written option contracts 190,536
Options Purchased Net realized gains/(losses) on Investments 170,044
Futures Net realized gains/(losses) on Futures contracts 1,083,159
Total Interest Rate Contracts 1,443,739
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (11,602,279)
Total Equity Contracts (11,602,279)
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts (1,357,597)
Total Foreign Exchange Contracts (1,357,597)
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements 589,025
Total Credit Contracts 589,025
Total ($10,927,112)

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2021, for Moderately Conservative Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 2,932,884
Total Equity Contracts 2,932,884
Interest Rate Contracts
Options Written Change in net unrealized appreciation/(depreciation) on Written option contracts 19,254
Options Purchased Change in net unrealized appreciation/(depreciation) on Investments (18,285)
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 73,591
Total Interest Rate Contracts 74,560
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements (172,040)
Total Credit Contracts (172,040)
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (89,746)
Total Foreign Exchange Contracts (89,746)
Total $2,745,658
The following table presents Moderately Conservative Allocation Fund's average volume of derivative activity during the period ended October
31, 2021.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $79,577,472
Futures - Short (84,572,566)
Interest Rate Contracts
Futures - Long 82,197,835
Futures - Short (22,756,290)
Options Purchased 6,806,079
Options Written (9,826,431)
Foreign Exchange Contracts
Futures - Long 11,951,802
Futures - Short (3,694,694)
Credit Contracts
Credit Default Swaps - Sell
Protection 1,284,135

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Conservative
Allocation Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
10/31/2021
Shares Held at
10/31/2021
% of Net
Assets
10/31/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $37,152 $6,289 $– $42,834 4,416 3.2%
Core Emerging Markets Equity 7,636 368 – 9,114 770 0.7
Core International Equity 8,191 219 – 11,284 992 0.8
Core Low Volatility Equity 28,759 668 11,000 24,791 1,655 1.9
Global Stock, Class S 1,423 54 – 2,017 61 0.1
High Yield, Class S 23,774 1,169 – 25,893 5,545 1.9
Income, Class S 81,524 4,479 – 84,387 8,620 6.4
International Allocation, Class S 36,220 673 – 48,888 4,004 3.7
Large Cap Growth, Class S 47,199 3,432 – 66,844 3,099 5.1
Large Cap Value, Class S 62,091 4,682 – 96,507 3,217 7.3
Limited Maturity Bond, Class S 41,334 610 – 41,908 3,313 3.2
Mid Cap Stock, Class S 19,412 745 – 29,779 715 2.2
Small Cap Stock, Class S 4,899 100 – 7,731 216 0.6
Total Affiliated Registered Investment
Companies 399,614 491,977 37.1
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% 166,854 244,823 153,667 258,010 25,801 19.5
Total Affiliated Short-Term Investments 166,854 258,010 19.5
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   9,147 188,321 191,525 5,943 5,943 0.5
Total Collateral Held for Securities Loaned 9,147 5,943 0.5
Total Value $575,615 $755,930
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2020
- 10/31/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $(607) $– $1,799
Core Emerging Markets Equity – 1,110 – 68
Core International Equity – 2,874 – 219
Core Low Volatility Equity Fund 400 5,964 105 563
Global Stock, Class S – 540 37 16
High Yield, Class S – 950 – 1,169
Income, Class S – (1,616) 2,187 2,291
International Allocation, Class S – 11,995 – 674
Large Cap Growth, Class S – 16,213 3,432 –
Large Cap Value, Class S – 29,734 3,551 1,132
Limited Maturity Bond, Class S – (36) – 611
Mid Cap Stock, Class S – 9,622 683 62
Small Cap Stock, Class S – 2,732 62 39
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% (37) 37 – 338
Total Income/Non Income Cash from Affiliated Investments $8,981
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 0 20
Total Affiliated Income from Securities Loaned, Net $20
Total $363 $79,512 $10,057

Money Market Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount
U.S. Government Agency Debt
( 65.7% )
a
Value
Federal Agricultural Mortgage
Corporation
$ 2,550,000
0.086% (LIBOR 1M FLAT),
11/22/2021
b
$ 2,550,000
7,650,000
0.082% (LIBOR 1M FLAT),
12/1/2021
b
7,650,000
3,500,000
0.110% (LIBOR 3M +
-0.010%), 12/2/2021
b
3,500,000
5,990,000
0.005% (LIBOR 3M +
-0.120%), 12/22/2021
b
5,989,872
3,650,000
0.210% (LIBOR 3M +
0.080%), 1/3/2022
b
3,650,881
7,500,000
0.116% (LIBOR 1M +
0.030%), 1/21/2022
b
7,500,000
31,000,000
0.024% (LIBOR 3M +
-0.100%), 1/25/2022
b
31,000,593
7,630,000
0.029% (LIBOR 3M +
-0.095%), 2/4/2022
b
7,630,000
19,440,000
0.025% (LIBOR 3M +
-0.100%), 2/18/2022
b
19,439,035
1,940,000
0.029% (LIBOR 3M +
-0.100%), 2/25/2022
b
1,940,026
Federal Farm Credit Bank
7,000,000
0.350% (LIBOR 1M +
0.268%), 11/1/2021
b
7,000,000
4,375,000
0.110% (LIBOR 1M +
0.030%), 11/2/2021
b
4,374,420
4,000,000
0.205% (LIBOR 1M +
0.130%), 11/5/2021
b
4,000,060
2,000,000
0.008% (LIBOR 3M +
-0.120%), 11/10/2021
b
1,999,500
7,520,000
0.066% (LIBOR 1M +
-0.020%), 11/16/2021
b
7,519,580
19,000,000
0.176% (LIBOR 1M +
0.090%), 11/18/2021
b
19,001,160
1,000,000
0.000% (LIBOR 3M +
-0.120%), 12/7/2021
b
999,945
9,560,000
0.028% (LIBOR 3M +
-0.090%), 12/16/2021
b
9,559,851
7,775,000
0.086% (LIBOR 1M FLAT),
12/22/2021
b
7,773,481
2,880,000
0.189% (LIBOR 1M +
0.100%), 12/23/2021
b
2,880,421
8,200,000
0.326% (LIBOR 1M +
0.240%), 1/18/2022
b
8,204,468
6,200,000
0.240% (SOFRRATE +
0.190%), 7/14/2022
b
6,200,000
2,700,000
0.158% (LIBOR 1M +
0.080%), 9/6/2022
b
2,701,167
9,400,000
0.055% (USBMMY 3M FLAT),
9/8/2022
b
9,398,986
15,805,000
0.156% (LIBOR 1M +
0.070%), 2/21/2023
b
15,821,763
Federal Home Loan Bank
12,506,000 0.022% , 11/5/2021 12,505,969
6,500,000 0.045% , 11/24/2021 6,499,813
3,740,000
0.066% (LIBOR 1M +
-0.020%), 12/17/2021
b
3,740,097
3,800,000
0.074% (LIBOR 1M +
-0.015%), 12/23/2021
b
3,799,886
Federal Home Loan Mortgage
Corporation
2,000,000
0.195% (SOFRRATE +
0.145%), 12/9/2021
b
2,000,000
Principal
Amount
U.S. Government Agency Debt
(65.7%)
a
Value
Federal National Mortgage
Association
$ 4,400,000
0.350% (SOFRRATE +
0.300%), 1/7/2022
b
$ 4,402,440
3,000,000
0.280% (SOFRRATE +
0.230%), 5/6/2022
b
3,000,469
U.S. International Development
Finance Corporation
6,672,300
0.090% (T-BILL 3M FLAT),
11/5/2021
b
6,672,300
4,078,660
0.090% (T-BILL 3M FLAT),
11/5/2021
b
4,078,660
3,644,444
0.090% (T-BILL 3M + 0.070%),
11/5/2021
b
3,644,444
4,822,200
0.090% (T-BILL 3M FLAT),
11/5/2021
b
4,822,200
1,070,414
0.090% (T-BILL 3M FLAT),
11/5/2021
b
1,070,413
3,375,540
0.090% (T-BILL 3M FLAT),
11/5/2021
b
3,375,540
5,484,496
0.090% (T-BILL 3M FLAT),
11/5/2021
b
5,484,496
3,045,108
0.090% (T-BILL 3M FLAT),
11/5/2021
b
3,045,108
3,200,000
0.090% (T-BILL 3M FLAT),
11/5/2021
b
3,200,000
8,720,000
0.090% (T-BILL 3M FLAT),
11/5/2021
b
8,720,000
3,590,000
0.090% (T-BILL 3M FLAT),
11/5/2021
b
3,590,000
9,410,000
0.090% (T-BILL 3M FLAT),
11/5/2021
b
9,410,000
1,536,842
0.090% (T-BILL 3M FLAT),
11/5/2021
b
1,536,842
2,301,923
0.090% (T-BILL 3M FLAT),
11/5/2021
b
2,301,922
1,809,524
0.090% (T-BILL 3M FLAT),
11/5/2021
b
1,809,524
8,400,000
0.090% (T-BILL 3M FLAT),
11/5/2021
b
8,400,000
2,200,000
0.090% (T-BILL 3M FLAT),
11/5/2021
b
2,200,000
4,653,750
0.090% (T-BILL 3M FLAT),
11/5/2021
b
4,653,750
3,110,319
0.090% (T-BILL 3M FLAT),
11/5/2021
b
3,110,319
5,467,140
0.090% (T-BILL 3M FLAT),
11/5/2021
b
5,467,140
5,420,000
0.090% (T-BILL 3M FLAT),
11/5/2021
b
5,420,000
6,290,000
0.090% (T-BILL 3M FLAT),
11/5/2021
b
6,290,000
2,923,846
0.090% (T-BILL 3M FLAT),
11/5/2021
b
2,923,846
5,052,632
0.090% (T-BILL 3M FLAT),
11/5/2021
b
5,052,632
5,130,000
0.090% (T-BILL 3M FLAT),
11/5/2021
b
5,130,000
4,115,000
0.090% (T-BILL 3M FLAT),
11/5/2021
b
4,115,000
4,339,000
0.090% (T-BILL 3M FLAT),
11/5/2021
b
4,339,000
2,531,250
0.090% (T-BILL 3M FLAT),
11/5/2021
b
2,531,250
3,855,000
0.090% (T-BILL 3M FLAT),
11/5/2021
b
3,855,000

Money Market Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount
U.S. Government Agency Debt
(65.7%)
a
Value
$ 5,750,001
0.090% (T-BILL 3M FLAT),
11/5/2021
b
$ 5,750,001
3,864,001
0.090% (T-BILL 3M FLAT),
11/5/2021
b
3,864,001
6,458,334
0.090% (T-BILL 3M FLAT),
11/5/2021
b
6,458,334
2,518,620
0.090% (T-BILL 3M FLAT),
11/5/2021
b
2,518,620
2,926,415
0.090% (T-BILL 3M FLAT),
11/5/2021
b
2,926,415
2,200,000
0.090% (T-BILL 3M FLAT),
11/5/2021
b
2,200,000
4,451,887
0.090% (T-BILL 3M FLAT),
11/5/2021
b
4,451,887
1,947,368
0.090% (T-BILL 3M FLAT),
11/5/2021
b
1,947,368
6,962,268
0.090% (T-BILL 3M FLAT),
11/5/2021
b
6,962,268
1,000,000
0.090% (T-BILL 3M FLAT),
11/5/2021
b
1,000,000
2,800,000 0.220% , 4/23/2022 2,800,118
2,350,000 0.290% , 7/1/2022 2,352,292
7,610,000
0.090% (T-BILL 3M FLAT),
6/20/2028
b
7,610,000
Total 411,324,573
Principal
Amount U.S. Treasury Debt ( 35.0% )
a
Value
U.S. Treasury Bills
19,930,000 0.057% , 11/2/2021 19,929,969
29,840,000 0.056% , 11/4/2021 29,839,862
12,600,000 0.061% , 11/12/2021 12,599,767
23,555,000 0.043% , 11/18/2021 23,554,520
30,900,000 0.049% , 11/23/2021 30,899,068
17,450,000 0.057% , 12/7/2021 17,448,999
16,430,000 0.066% , 12/14/2021 16,428,703
6,400,000 0.095% , 12/21/2021 6,399,156
12,650,000 0.090% , 12/28/2021
c
12,648,229
30,040,000 0.077% , 12/30/2021 30,036,206
6,350,000 0.060% , 1/6/2022 6,349,302
6,400,000 0.055% , 1/27/2022 6,399,149
6,150,000 0.055% , 2/3/2022
c
6,149,145
Total 218,682,075
Total Investments
(at amortized cost) 100.7% $630,006,648
Other Assets and Liabilities,
Net (0.7)% (4,616,042)
Total Net Assets 100.0% $625,390,606
a The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
b Denotes variable rate securities. The rate shown is as
of October 31, 2021. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Denotes investments purchased on a when-issued or
delayed-delivery basis.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFRRATE - Secured Overnight Financing Rate
T-BILL 3M - U. S. Treasury Bill Rate 3 Month
USBMMY 3M - U. S. Treasury Bill Rate 3 Month Money
Market Yield
Cost for federal income tax purposes $630,006,648
Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2021, in valuing Money Market Fund's assets carried at fair value or amortized cost, which approximates fair value.
Investments in Securities Total Level 1 Level 2 Level 3
U.S. Government Agency Debt 411,324,573 – 411,324,573 –
U.S. Treasury Debt 218,682,075 – 218,682,075 –
Total Investments at Amortized Cost $630,006,648 $– $630,006,648 $–

Municipal Bond Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 99.2% ) Value
Alabama (0.4%)
Auburn University, AL General Fee
Rev. Refg .
$ 1,000,000 5.000%, 6/1/2032, Ser. A $ 1,142,159
1,250,000 5.000%, 6/1/2033, Ser. A 1,426,262
Selma, AL Industrial Development
Board Rev. Refg . (International
Paper Company)
1,500,000 1.375%, 5/1/2034, Ser. A
a
1,534,897
UAB Medicine Finance Auth. Rev.
2,000,000 5.000%, 9/1/2041, Ser. B2 2,375,289
Total 6,478,607
Alaska (<0.1%)
Northern AK Tobacco Securitization
Corporation Tobacco Settlement
Rev. Refg .
250,000 4.000%, 6/1/2050, Ser. B-1 275,583
Total 275,583
Arizona (1.7%)
Arizona Board of Regents State
University System Rev.
1,000,000 5.000%, 7/1/2042, Ser. B 1,177,004
Arizona Board of Regents State
University System Rev. Refg .
750,000 5.000%, 7/1/2042, Ser. B 903,941
Arizona Industrial Development
Auth. Economic Development
Rev. (Legacy Cares, Inc.)
4,900,000 7.750%, 7/1/2050, Ser. A
b
5,791,364
625,000 6.000%, 7/1/2051, Ser. A
b
681,326
Arizona Industrial Development
Auth. Education Rev. (Doral
Academy of Nevada- Fire Mesa
and Red Rock Campus)
800,000 5.000%, 7/15/2039, Ser. A
b
903,839
Arizona Industrial Development
Auth. Education Rev. (Doral
Academy of Nevada)
2,165,000 5.000%, 7/15/2050, Ser. A
b
2,413,141
Arizona Industrial Development
Auth. Education Rev. (Somerset
Academy of Las Vegas - Aliante
and Skye Canyon Campus)
450,000 4.000%, 12/15/2051, Ser. A
b
479,529
500,000 4.000%, 12/15/2041, Ser. A
b
540,274
Glendale, AZ Industrial
Development Auth. Rev.
(Midwestern University)
2,515,000 5.000%, 5/15/2031 2,560,496
Glendale, AZ Industrial
Development Auth. Senior Living
Fac. Rev. (Royal Oaks - Inspirata
Pointe)
1,500,000 5.000%, 5/15/2056, Ser. A 1,677,252
Northern Arizona University Refg .
C.O.P.
1,000,000 5.000%, 9/1/2022 1,038,313
Northern Arizona University Rev.
Refg .
1,180,000 5.000%, 6/1/2036, Ser. A 1,378,450
750,000 5.000%, 6/1/2037, Ser. A 876,285
320,000 5.000%, 6/1/2038, Ser. A 373,739
Principal
Amount Long-Term Fixed Income (99.2%) Value
Arizona (1.7%) - continued
Phoenix, AZ Civic Improvement
Corporation Airport Rev.
$ 2,000,000
5.000%, 7/1/2047, Ser. A,
AMT $ 2,372,991
Phoenix-Mesa Gateway Airport
Auth. Special Fac. Rev.
1,450,000 5.000%, 7/1/2038, AMT 1,493,005
Student & Academic Services, LLC
Northern AZ Capital Fac. Lease
Rev. (BAM Insured)
750,000 5.000%, 6/1/2039
c
824,002
Yavapai County, AZ Industrial
Development Auth. Hospital Fac.
Rev. Refg . (Yavapai Regional
Medical Center)
500,000 5.000%, 8/1/2036 580,534
725,000 5.000%, 8/1/2039 895,574
Total 26,961,059
Arkansas (0.3%)
University of Arkansas Rev. Refg .
900,000 5.000%, 11/1/2037, Ser. A 1,070,217
1,300,000 5.000%, 11/1/2046, Ser. A 1,542,814
University of Arkansas Rev. Refg .
Various Fac. (Pine Bluff Campus)
650,000 5.000%, 12/1/2029, Ser. A 731,858
University of Arkansas Rev. Various
Fac. (Fayetteville Campus)
1,135,000 5.000%, 11/1/2039, Ser. A 1,266,574
825,000 5.000%, 11/1/2041, Ser. A 919,596
Total 5,531,059
California (8.9%)
Anaheim Public Financing Auth.
Lease Rev. (Anaheim Public
Improvements) (AGM Insured)
2,775,000 6.000%, 9/1/2024, Ser. A
c
3,043,774
Beverly Hills Unified School District,
Los Angeles County, CA G.O.
(2008 Election)
10,000,000 Zero Coupon, 8/1/2031 8,571,430
California County Tobacco
Securitization Agency
(Sonoma County Securitization
Corporation)
200,000 5.000%, 6/1/2049, Ser. B-1 241,111
California Department of Water
Resources Rev. Refg . (Central
Valley)
1,500,000 5.000%, 12/1/2031, Ser. AX 1,859,695
1,000,000 5.000%, 12/1/2032, Ser. AX 1,238,786
California Educational Fac. Auth.
Rev. (Stanford University)
6,000,000 5.250%, 4/1/2040 8,831,171
8,300,000 5.000%, 5/1/2045, Ser. U-6 12,357,148
California Health Fac. Financing
Auth. Rev.
1,750,000 5.000%, 8/15/2055, Ser. B 2,050,204
6,225,000 5.000%, 11/15/2056, Ser. A 7,477,082

Municipal Bond Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.2%) Value
California (8.9%) - continued
California Infrastructure and
Economic Development Bank
Rev. (Bay Area Toll Bridges
Seismic Retrofit) (FGIC Insured)
$ 5,000,000 5.000%, 7/1/2025, Ser. A
c,d
$ 5,831,983
California Municipal Finance Auth.
Refg . Rev. ( Biola University)
2,000,000 5.000%, 10/1/2042 2,124,274
California Municipal Finance Auth.
Refg . Rev. (California Lutheran
University)
275,000 5.000%, 10/1/2025 318,158
300,000 5.000%, 10/1/2026 356,675
California Municipal Finance Auth.
Rev. (LINXS APM)
5,135,000
5.000%, 12/31/2043, Ser. A,
AMT 6,128,920
California Public Finance Auth.
Senior Living Rev. (Enso Village)
300,000 5.000%, 11/15/2051, Ser. A
b
339,440
California Various Purpose G.O.
10,000 5.250%, 4/1/2029 10,038
7,500,000 5.000%, 4/1/2032 10,137,235
500,000 5.000%, 4/1/2049 618,373
Fullerton, CA Public Financing
Auth. Rev. Refg . (Marshall B.
Ketchum University)
2,055,000 4.000%, 2/1/2046, Ser. A 2,343,556
Golden West Schools Financing
Auth. Rev. (NATL-RE Insured)
420,000 5.800%, 2/1/2022, Ser. A
c
425,780
Los Angeles, CA Department
of Airports Rev. (Los Angeles
International Airport)
3,000,000
5.000%, 5/15/2044, Ser. F,
AMT 3,640,083
Los Angeles, CA Department of
Airports Rev. Refg .
4,000,000 4.000%, 5/15/2040, Ser. B 4,725,756
Los Angeles, CA Department of
Water & Power Rev.
7,000,000 5.000%, 7/1/2044, Ser. D 7,793,285
Pomona, CA Single Family
Mortgage Rev. Refg . (GNMA/
FNMA/FHLMC Collateralized)
805,000 7.600%, 5/1/2023, Ser. A
c,d
848,256
Riverside County, CA
Transportation Commission Toll
Rev. Refg . (RCTC 91 Express
Lanes)
500,000 4.000%, 6/1/2046, Ser. B-1 574,384
San Bernardino, CA Single Family
Mortgage Rev. Refg . (GNMA
Collateralized)
290,000 7.500%, 5/1/2023, Ser. A
c,d
305,337
San Diego Unified School District
G.O.
10,000,000 6.000%, 7/1/2033, Ser. A
d
11,505,883
San Francisco, CA City & County
Airport Commission Rev. (San
Francisco International Airport)
4,000,000
5.500%, 5/1/2028, Ser. A,
AMT 4,296,830
7,825,000
5.000%, 5/1/2044, Ser. A,
AMT 8,614,975
Principal
Amount Long-Term Fixed Income (99.2%) Value
California (8.9%) - continued
$ 5,700,000 5.000%, 5/1/2047, Ser. B $ 6,816,166
San Jose, CA Redevelopment
Agency Successor Agency Tax
Allocation Refg .
6,000,000 5.000%, 8/1/2035, Ser. A 7,215,738
Santa Monica Community College
District, Los Angeles County, CA
G.O.
5,000,000
Zero Coupon, 8/1/2025,
Ser. C 4,852,235
University of California Limited Rev.
Refg .
8,000,000 5.000%, 5/15/2032, Ser. I 9,221,197
Total 144,714,958
Colorado (4.9%)
Aurora City, CO Sewer
Improvements Rev. (Seam
Fac. and Other System
Improvements)
1,500,000 4.000%, 8/1/2051 1,771,458
Colorado Educational and Cultural
Fac. Auth. Charter School Rev.
Refg . (Union Colony School)
600,000 5.000%, 4/1/2038 711,049
475,000 5.000%, 4/1/2048 554,224
Colorado Educational and Cultural
Fac. Auth. Rev. Refg . (American
Academy)
2,500,000 5.000%, 12/1/2050 3,075,293
2,500,000 5.000%, 12/1/2055 3,072,857
Colorado Educational and Cultural
Fac. Auth. Rev. Refg . (Global
Village Academy - Northglenn)
1,155,000 5.000%, 12/1/2050
b
1,235,827
Colorado Educational and Cultural
Fac. Auth. Rev. Refg . (High Point
Academy)
2,825,000 4.000%, 7/1/2040, Ser. A 3,271,641
Colorado Health Fac. Auth.
Hospital Rev. (Parkview Medical
Center, Inc.)
4,000,000 5.000%, 9/1/2046 4,558,962
Colorado Health Fac. Auth. Hospital
Rev. Refg . (Covenant Living
Communities and Services)
1,340,000 4.000%, 12/1/2050, Ser. A 1,513,289
Colorado Health Fac. Auth. Rev.
(Evangelical Lutheran Good
Samaritan Society)
2,110,000 5.000%, 12/1/2024
d
2,169,048
500,000 5.625%, 6/1/2043
d
542,498
Colorado High Performance
Transportation Enterprise Rev.
6,300,000 5.000%, 12/31/2047 7,090,583
Colorado School of Mines
Institutional Enterprise Rev.
1,740,000 5.000%, 12/1/2047, Ser. A 2,113,190
Colorado State Health Fac. Auth.
Hospital Rev. (Parkview Medical
Center)
3,325,000 4.000%, 9/1/2050, Ser. A 3,793,912

Municipal Bond Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.2%) Value
Colorado (4.9%) - continued
Colorado State Health Fac.
Auth. Hospital Rev. Refg .
( Commonspirit Health Obligated
Group)
$ 10,000,000 4.000%, 8/1/2049, Ser. A-2 $ 11,101,878
Colorado State Health Fac. Auth.
Hospital Rev. Refg . (Valley View
Hospital Association)
500,000 5.000%, 5/15/2030, Ser. A 600,179
385,000 5.000%, 5/15/2031, Ser. A 460,474
300,000 5.000%, 5/15/2032, Ser. A 358,036
Colorado State Rural C.O.P
2,000,000 4.000%, 12/15/2040, Ser. A 2,383,596
Denver, CO Health and Hospital
Auth. Healthcare Rev. Refg .
1,500,000 5.000%, 12/1/2034, Ser. A
b
1,790,118
Eagle County, CO Air Terminal
Corporation Rev. (Airport
Terminal)
1,000,000
5.000%, 5/1/2041, Ser. B,
AMT 1,147,557
Larimer Weld & Boulder County,
CO G.O. (Thompson School
District)
1,500,000 5.000%, 12/15/2034 1,880,268
3,000,000 5.000%, 12/15/2035 3,755,883
Park Creek, CO Metropolitan
District Rev.
3,000,000 5.000%, 12/1/2041, Ser. A 3,402,125
2,250,000 5.000%, 12/1/2046, Ser. A 2,539,233
Park Creek, CO Metropolitan
District Rev. Refg .
1,220,000 5.000%, 12/1/2022 1,278,846
1,000,000 5.000%, 12/1/2024 1,130,354
Plaza Metropolitan District No. 1
Rev. Refg . (City of Lakewood)
1,000,000 5.000%, 12/1/2021
b
1,002,684
500,000 5.000%, 12/1/2022
b
517,246
University of Colorado University
Enterprise Rev.
3,250,000 5.000%, 6/1/2033, Ser. A
d
3,640,531
3,000,000 5.000%, 6/1/2034, Ser. A
d
3,360,491
Weld County, CO School District 6
Greeley G.O.
3,000,000 5.000%, 12/1/2044 3,772,127
Total 79,595,457
Connecticut (0.4%)
Connecticut State Health &
Educational Fac. Auth. Rev.
(Hartford Healthcare)
2,000,000 4.000%, 7/1/2046, Ser. A 2,301,707
Connecticut State Health &
Educational Fac. Auth. Rev.
(McLean Issue)
1,000,000 5.000%, 1/1/2045, Ser. A
b
1,104,094
Connecticut State Health &
Educational Fac. Auth. Rev.
(Sacred Heart University)
500,000 4.000%, 7/1/2045, Ser. K 566,138
Connecticut State Health &
Educational Fac. Auth. Rev.
Refg . (Sacred Heart University)
600,000 5.000%, 7/1/2042, Ser. I-1 702,713
Principal
Amount Long-Term Fixed Income (99.2%) Value
Connecticut (0.4%) - continued
Hamden, CT G.O. Refg . (BAM
Insured)
$ 150,000 4.000%, 8/15/2041
c
$ 172,932
University of Connecticut Rev.
1,500,000 5.000%, 11/1/2036, Ser. A 1,850,408
Total 6,697,992
Delaware (0.3%)
Delaware State Economic
Development Auth. Charter
School Rev. (Newark Charter
School, Inc.)
2,000,000 5.000%, 9/1/2050 2,407,753
600,000 4.000%, 9/1/2051
e
672,802
Kent County, DE Student Housing
and Dining Fac. Rev. (CHF-
Dover, LLC - Delaware State
University)
870,000 5.000%, 7/1/2040, Ser. A 975,019
500,000 5.000%, 7/1/2048, Ser. A 554,390
Total 4,609,964
District Of Columbia (1.6%)
District of Columbia Water & Sewer
Auth. Public Utility Rev.
13,715,000 5.000%, 10/1/2049, Ser. A 16,611,194
Metropolitan Washington DC
Airports Auth. Airport System
Rev. Refg .
2,500,000
4.000%, 10/1/2051, Ser. A,
AMT 2,855,307
6,000,000
5.000%, 10/1/2038, Ser. A,
AMT 6,477,815
Total 25,944,316
Florida (3.9%)
Alachua County, FL Health Fac.
Auth. Rev. Refg . (Oak Hammock
at the University of Florida, Inc.)
1,215,000 4.000%, 10/1/2046
e
1,271,337
Broward County, FL Fuel System
Rev. (Fort Lauderdale Fuel Fac.)
(AGM Insured)
605,000
5.000%, 4/1/2022, Ser. A,
AMT
c
616,763
700,000
5.000%, 4/1/2025, Ser. A,
AMT
c
741,432
Broward County, FL Water and
Sewer Utility Rev. Refg .
1,000,000 5.000%, 10/1/2030, Ser. A 1,168,712
1,500,000 5.000%, 10/1/2031, Ser. B 1,752,434
Capital Trust Agency FL
Educational Fac. Rev. (Liza
Jackson Preparatory School,
Inc.)
1,600,000 5.000%, 8/1/2055, Ser. A 1,877,882
CityPlace Community Development
District Special Assessment and
Rev.
2,000,000 5.000%, 5/1/2026 2,234,166
Escambia County, FL Health Fac.
Auth. Rev. Refg .
5,000,000 4.000%, 8/15/2050, Ser. A 5,502,451

Municipal Bond Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.2%) Value
Florida (3.9%) - continued
Florida State Development Finance
Corporation Educational
Fac. Rev. (River City Science
Academy)
$ 250,000 4.000%, 7/1/2055, Ser. A $ 266,675
Florida State Higher Educational
Fac. Financial Auth. Educational
Rev. (Ringling College)
5,000,000 5.000%, 3/1/2042 5,772,175
Florida State Municipal Power
Agency Rev.
1,000,000 5.000%, 10/1/2030, Ser. B 1,158,158
840,000 5.000%, 10/1/2031, Ser. B 972,619
Greater Orlando, FL Aviation Auth.
Airport Fac. Rev.
3,500,000
5.000%, 10/1/2049, Ser. A,
AMT 4,219,294
Gulf Breeze, FL Rev. Refg .
2,020,000 5.000%, 12/1/2033 2,027,802
Jacksonville, FL Port Auth. Rev.
Refg .
2,545,000
5.000%, 11/1/2038, Ser. A,
AMT
d
2,654,595
Lee Memorial Health System Rev.
Refg .
1,000,000 5.000%, 4/1/2044, Ser. A-1 1,215,523
Miami-Dade County, FL Industrial
Development Auth. Rev.
( Pinecrest Academy, Inc.)
1,500,000 5.250%, 9/15/2044 1,633,381
Miami-Dade County, FL Public Fac.
Rev. (Jackson Health System)
5,000,000 5.000%, 6/1/2035, Ser. A 5,708,297
Orange County, FL Health Fac.
Auth. Hospital Rev. (Orlando
Health Obligated Group)
1,250,000 5.000%, 10/1/2047, Ser. A 1,519,882
Osceola County, FL Transportation
Rev. Refg .
2,450,000
Zero Coupon, 10/1/2043,
Ser. A-2 1,203,659
Palm Beach County Health Fac.
Auth. Rev. (Life Communities,
Inc.)
2,000,000 5.000%, 11/15/2045, Ser. A 2,286,893
Palm Beach County Health Fac.
Auth. Rev. Refg . ( Lifespace
Communities, Inc.)
3,000,000 5.000%, 5/15/2038, Ser. C 3,297,133
Seminole County, FL Industrial
Development Auth. Educational
Fac. Rev. (Galileo Schools for
Gifted Learning)
300,000 4.000%, 6/15/2056, Ser. A
b
324,899
South FL Water Management
District C.O.P. Refg .
4,000,000 5.000%, 10/1/2036 4,672,450
Tampa, FL Hospital Rev. (H. Lee
Moffitt Cancer Center)
500,000 5.000%, 7/1/2050, Ser. B 612,910
Tampa, FL Hospital Rev. Refg . (H.
Lee Moffitt Cancer Center)
5,000,000 5.000%, 7/1/2037, Ser. B 5,770,722
Principal
Amount Long-Term Fixed Income (99.2%) Value
Florida (3.9%) - continued
Volusia County, FL Educational
Fac. Auth. Rev. Refg . (Embry-
Riddle Aeronautical University,
Inc.)
$ 3,000,000 5.000%, 10/15/2049, Ser. A $ 3,619,339
Total 64,101,583
Georgia (1.2%)
Atlanta, GA Airport General Rev.
1,000,000
5.000%, 1/1/2033, Ser. C,
AMT 1,007,684
500,000
5.000%, 1/1/2034, Ser. C,
AMT 503,842
500,000
5.000%, 1/1/2037, Ser. C,
AMT 503,842
Atlanta, GA Airport General Rev.
Refg .
1,425,000 5.000%, 1/1/2033, Ser. B 1,561,836
2,000,000 4.000%, 7/1/2042, Ser. B 2,362,151
Atlanta, GA Water & Wastewater
Rev. Refg .
2,500,000 5.000%, 11/1/2031 2,875,339
Fulton County, GA Development
Auth. Rev. (Georgia Institute of
Technology)
1,400,000 5.000%, 6/15/2044 1,726,284
George L. Smith II GA World
Congress Center Auth. Rev.
(Convention Center Hotel)
250,000 4.000%, 1/1/2054, Ser. A 279,627
Main Street Natural Gas, Inc. Rev.
1,750,000 5.000%, 5/15/2028, Ser. A 2,139,999
1,920,000 5.000%, 5/15/2033, Ser. A 2,355,548
1,900,000 5.000%, 5/15/2034, Ser. A 2,318,494
Municipal Electric Auth. of Georgia
Rev. (Plant Vogtle Units 3 & 4)
250,000 5.000%, 1/1/2056, Ser. A 298,602
Municipal Electric Auth. of Georgia
Rev. Refg .
610,000 5.000%, 1/1/2035, Ser. A 684,460
Private Colleges and Universities
Auth. Rev. (Mercer University)
250,000 4.000%, 10/1/2050 285,307
Total 18,903,015
Guam (<0.1%)
Guam Port Auth. Rev.
250,000 5.000%, 7/1/2048, Ser. A 289,177
Total 289,177
Hawaii (1.5%)
Hawaii State Airports System Rev.
Refg .
8,000,000 4.000%, 7/1/2039, Ser. D 9,239,094
Hawaii State Department of Budget
and Finance Special Purpose
Senior Living Rev. Refg .
1,000,000 5.125%, 11/15/2032 1,037,672
5,395,000 5.250%, 11/15/2037 5,594,813

Municipal Bond Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.2%) Value
Hawaii (1.5%) - continued
Hawaii State Department of
Transportation Airport Division
Lease Rev. C.O.P.
$ 1,600,000 5.000%, 8/1/2028, AMT $ 1,719,360
Hawaii State Harbor System Rev.
Refg .
200,000
4.000%, 7/1/2036, Ser. A,
AMT 234,027
Honolulu, HI City & County
Wastewater System Rev.
350,000 5.000%, 7/1/2036, Ser. A 412,374
Honolulu, HI City & County
Wastewater System Rev. Refg .
4,505,000 5.000%, 7/1/2036, Ser. B 5,307,842
Total 23,545,182
Illinois (6.4%)
Chicago, IL G.O. Refg .
1,220,000 5.000%, 1/1/2023, Ser. C
d
1,286,514
2,780,000 5.000%, 1/1/2023, Ser. C 2,921,784
1,000,000 5.000%, 1/1/2027, Ser. A 1,186,438
Chicago, IL Metropolitan Water
Reclamation District G.O. Refg .
8,700,000 5.250%, 12/1/2032, Ser. C 11,881,726
Chicago, IL Midway International
Airport Rev.
1,120,000
5.000%, 1/1/2026, Ser. A,
AMT 1,226,019
Chicago, IL O'Hare International
Airport Rev.
1,000,000
5.000%, 1/1/2047, Ser. D,
AMT 1,169,595
1,000,000
5.000%, 1/1/2047, Ser. G,
AMT 1,169,594
Chicago, IL O'Hare International
Airport Rev. Refg .
1,200,000 5.000%, 1/1/2029 1,362,080
5,000,000 5.000%, 1/1/2048, Ser. B 6,012,120
Illinois Finance Auth. Multifamily
Housing Rev. (Better Housing
Foundation Blue Station)
816,878 5.000%, 12/1/2043, Ser. A-1
f,g
8
Illinois Finance Auth. Rev. (DePaul
University)
1,000,000 5.000%, 10/1/2041 1,175,021
Illinois Finance Auth. Rev. (Rush
University Medical Center)
1,000,000 5.000%, 11/15/2027, Ser. A 1,148,859
Illinois Finance Auth. Rev. (The Art
Institute of Chicago)
3,510,000 5.000%, 3/1/2034
d
3,565,503
20,000 5.000%, 3/1/2034
d
20,313
Illinois Finance Auth. Rev. Refg .
(Northwestern Memorial
Healthcare)
4,000,000 5.000%, 7/15/2042, Ser. A 4,837,710
Illinois Finance Auth. Rev. Refg .
(Presbyterian Homes)
2,500,000 4.000%, 5/1/2050, Ser. A 2,777,119
Illinois Finance Auth. Rev. Refg .
(Rosalind Franklin University)
1,750,000 5.000%, 8/1/2042, Ser. A 2,016,570
2,100,000 5.000%, 8/1/2047, Ser. A 2,403,818
Principal
Amount Long-Term Fixed Income (99.2%) Value
Illinois (6.4%) - continued
Illinois Finance Auth. Student
Housing and Academic Fac.
Rev. (University of Illinois at
Chicago)
$ 500,000 5.000%, 2/15/2032, Ser. A $ 576,537
2,885,000 5.000%, 2/15/2037 3,301,289
1,000,000 5.000%, 2/15/2047, Ser. A 1,131,560
Illinois G.O.
7,000,000 5.000%, 11/1/2023, Ser. D 7,616,170
7,150,000 5.000%, 6/1/2024 7,936,881
5,000,000 5.000%, 3/1/2027 5,074,009
1,500,000 5.500%, 7/1/2033 1,614,198
1,750,000 5.500%, 7/1/2038 1,882,020
800,000 5.000%, 3/1/2046, Ser. A 958,385
Illinois State Toll Highway Auth. Rev.
5,400,000 5.000%, 1/1/2044, Ser. A 6,621,902
Illinois State Toll Highway Auth.
Senior Rev.
5,000,000 5.000%, 1/1/2031, Ser. A 6,270,538
Metropolitan Pier and Exposition
Auth., IL Rev. (McCormick Place
Expansion) (NATL-RE Insured)
10,100,000
Zero Coupon, 6/15/2035,
Ser. A
c
7,284,332
Metropolitan Pier and Exposition
Auth., IL Rev. Refg . (McCormick
Place Expansion)
500,000 5.000%, 6/15/2042, Ser. B 607,492
2,000,000
Zero Coupon, 12/15/2047,
Ser. B
h
1,662,990
Metropolitan Pier and Exposition
Auth., IL Rev. Refg . (McCormick
Place Expansion) (NATL-RE
Insured)
3,100,000
Zero Coupon, 6/15/2024,
Ser. A
c
3,022,855
2,000,000
Zero Coupon, 12/15/2024,
Ser. A
c
1,937,487
Regional Transportation Auth.,
Cook, DuPage, Kane, Lake,
McHenry and Will Counties, IL
Rev. (NATL-RE Insured)
395,000 6.700%, 11/1/2021, Ser. A
c
395,000
Total 104,054,436
Indiana (0.8%)
Indiana Municipal Power Agency
Power Supply System Rev.
1,750,000 5.250%, 1/1/2034, Ser. A
d
1,894,267
Knox County, IN Economic
Development Rev. Refg . (Good
Samaritan Hospital)
1,955,000 5.000%, 4/1/2037, Ser. A 1,992,018
2,465,000 5.000%, 4/1/2042, Ser. A 2,511,675
Purdue University, IN Rev. Refg .
1,500,000 5.000%, 7/1/2028, Ser. A 1,708,683
Saint Joseph County, IN Economic
Development Rev. (Saint Mary's
College)
3,705,000 5.000%, 4/1/2043, Ser. 2019 4,415,195
Total 12,521,838

Municipal Bond Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.2%) Value
Iowa (1.8%)
Ames, IA Rev. Refg . (Mary Greeley
Medical Center)
$ 4,430,000 5.000%, 6/15/2032 $ 5,107,977
Des Moines, IA Airport Auth. Rev.
Refg .
1,205,000 5.000%, 6/1/2024, AMT 1,237,216
Iowa Finance Auth. Rev. ( Lifespace
Communities, Inc.)
6,350,000 5.000%, 5/15/2043, Ser. A 7,218,702
Iowa Finance Auth. Rev. Refg .
8,100,000 5.000%, 8/1/2036 9,872,685
3,000,000 5.000%, 8/1/2042 3,624,502
Iowa Higher Education Loan
Auth. Fac. Rev. (Des Moines
University)
2,500,000 4.000%, 10/1/2050 2,780,763
Total 29,841,845
Kansas (0.7%)
Kansas Turnpike Auth. Rev. Refg .
1,000,000 5.000%, 9/1/2037, Ser. A 1,266,953
750,000 5.000%, 9/1/2038, Ser. A 949,634
Lenexa, KS Health Care Fac. Rev.
Refg . (Lakeview Village, Inc.)
2,750,000 5.000%, 5/15/2039, Ser. A 3,050,848
University of Kansas Hospital Auth.
Rev. Refg .
4,635,000 5.000%, 3/1/2047, Ser. A 5,483,855
Total 10,751,290
Kentucky (0.4%)
Hazard, KY Healthcare Rev.
(Appalachian Regional
Healthcare)
1,000,000 4.000%, 7/1/2041 1,165,335
Kentucky State Turnpike Auth.
Economic Development Road
Rev.
5,000,000 5.000%, 7/1/2028, Ser. A
d
5,160,773
Paducah, KY Electric Plant Board
Rev. (AGM Insured)
750,000 5.000%, 10/1/2035, Ser. A
c
892,334
Total 7,218,442
Louisiana (2.0%)
Alexandria, LA Utilities Rev.
5,000,000 5.000%, 5/1/2043, Ser. A
d
5,356,427
East Baton Rouge, LA Industrial
Development Board Rev.
(ExxonMobil)
650,000 0.030%, 8/1/2035, Ser. A
a
650,000
East Baton Rouge, LA Pollution
Control Rev. Refg . (ExxonMobil)
1,000,000 0.030%, 3/1/2022
a
1,000,000
Lafayette, LA Public Power Auth.
Electric Rev.
375,000 5.000%, 11/1/2022 392,609
1,520,000 5.000%, 11/1/2031 1,589,027
Principal
Amount Long-Term Fixed Income (99.2%) Value
Louisiana (2.0%) - continued
Louisiana Local Government
Environmental Fac. & Community
Development Auth. East Baton
Rouge Sewer Rev.
$ 4,900,000 5.000%, 2/1/2035, Ser. A
d
$ 5,192,204
Louisiana Public Fac. Auth.
Rev. Refg . ( Ochsner Clinic
Foundation)
4,000,000 4.000%, 5/15/2049, Ser. A 4,550,664
Louisiana State Public Fac.
Auth. Rev. (University of New
Orleans Research & Technology
Foundation, Inc. Student
Housing) (AGM Insured)
1,355,000 5.000%, 9/1/2030
c
1,498,977
800,000 5.000%, 9/1/2031
c
884,998
New Orleans, LA Aviation Board
Rev.
2,500,000
5.000%, 1/1/2040, Ser. B,
AMT 2,804,184
750,000
5.000%, 1/1/2048, Ser. B,
AMT 878,833
New Orleans, LA G.O. Refg .
750,000 5.000%, 12/1/2026 879,502
850,000 5.000%, 12/1/2027 992,452
350,000 5.000%, 12/1/2029 407,834
Port of New Orleans Board of
Commissioners Port Fac. Rev.
Refg .
1,365,000
5.000%, 4/1/2030, Ser. B,
AMT
d
1,450,990
1,500,000
5.000%, 4/1/2031, Ser. B,
AMT
d
1,594,494
525,000
5.000%, 4/1/2033, Ser. B,
AMT
d
558,073
Port of New Orleans Board of
Commissioners Port Fac. Rev.
Refg . (AGM Insured)
1,500,000
5.000%, 4/1/2043, Ser. B,
AMT
c
1,753,548
Total 32,434,816
Maryland (0.3%)
Baltimore County, MD Rev. Refg .
(Oak Crest Village, Inc. Fac.)
2,000,000 4.000%, 1/1/2050 2,269,494
Maryland Department of
Transportation Rev. (Baltimore/
WA International Thurgood
Marshall Airport)
700,000
4.000%, 8/1/2051, Ser. B,
AMT 793,430
Maryland Health and Higher
Educational Fac. Auth. Rev.
(Loyola University)
1,000,000 5.000%, 10/1/2045 1,114,689
Maryland Health and Higher
Educational Fac. Auth. Rev.
Refg . (Frederick Health System)
200,000 4.000%, 7/1/2050 227,216
200,000 4.000%, 7/1/2045 229,160
Total 4,633,989

Municipal Bond Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.2%) Value
Massachusetts (4.4%)
Massachusetts Bay Transportation
Auth. Sales Tax Rev. (NATL-RE
Insured)
$ 5,000,000 5.500%, 7/1/2025, Ser. B
c
$ 5,908,747
Massachusetts Development
Finance Agency Rev. (Dana-
Farber Cancer Institute)
6,500,000 5.000%, 12/1/2046, Ser. N 7,654,027
Massachusetts Development
Finance Agency Rev.
(Northeastern University)
750,000 5.000%, 10/1/2031 780,964
Massachusetts Development
Finance Agency Rev. (Wellesley
College)
3,000,000 5.000%, 7/1/2042, Ser. J 3,087,992
Massachusetts Development
Finance Agency Rev. Refg .
( Southcoast Health System
Obligated Group)
500,000 4.000%, 7/1/2046, Ser. G 578,247
Massachusetts G.O.
11,125,000 5.000%, 9/1/2048, Ser. E 13,718,951
Massachusetts Health &
Educational Fac. Auth. Rev.
(Massachusetts Institute of
Technology)
15,295,000 5.250%, 7/1/2033, Ser. L 21,642,636
Massachusetts Health &
Educational Fac. Auth. Rev.
(Tufts University)
5,400,000 5.500%, 2/15/2028, Ser. M 6,899,696
Massachusetts Port Auth. Rev.
8,300,000
5.000%, 7/1/2042, Ser. A,
AMT
d
8,560,309
University of Massachusetts
Building Auth. Rev. Refg .
2,750,000
5.000%, 5/1/2038, Ser.
2019-1 3,441,376
Total 72,272,945
Michigan (3.1%)
Grand Valley, MI State University
General Rev. Refg .
650,000 5.000%, 12/1/2029, Ser. B 731,223
Grand Valley, MI State University
Rev.
1,850,000 5.000%, 12/1/2031, Ser. A 2,131,143
Great Lakes, MI Water Auth. Water
Supply System Rev.
10,000,000 5.000%, 7/1/2046, Ser. A 11,643,276
Michigan Finance Auth. Higher
Education Fac. Limited
Obligation Rev. Refg . (Calvin
University)
1,300,000 4.000%, 9/1/2050 1,467,624
2,110,000 4.000%, 9/1/2046 2,391,405
Michigan State Finance Auth. Rev.
(Beaumont Health Credit Group)
6,000,000 5.000%, 11/1/2044, Ser. A 6,922,162
Michigan Strategic Fund
Limited Obligation Rev. (I-75
Improvement)
535,000 5.000%, 12/31/2033, AMT 649,177
Principal
Amount Long-Term Fixed Income (99.2%) Value
Michigan (3.1%) - continued
Michigan Strategic Rev.
$ 7,775,000 5.000%, 12/31/2043, AMT $ 9,225,656
5,110,000 5.000%, 6/30/2048, AMT 6,024,653
Muskegon, MI Public Schools G.O.
5,400,000 5.000%, 5/1/2051, Ser. II 6,831,303
Saginaw, MI City School District
U.T.G.O.
2,500,000 4.000%, 5/1/2050 2,913,767
Total 50,931,389
Minnesota (2.6%)
Deephaven , MN Charter School
Lease Rev. (Eagle Ridge
Academy)
2,360,000 5.000%, 7/1/2043, Ser. A 2,586,055
Goodhue County, MN Education
District No. 6051 C.O.P.
250,000 5.000%, 2/1/2029
d
275,590
500,000 5.000%, 2/1/2034
d
551,179
750,000 5.000%, 2/1/2039
d
826,769
Ham Lake, MN Charter School
Lease Rev. ( DaVinci Academy of
Arts and Science)
340,000 5.000%, 7/1/2036, Ser. A 366,931
Minneapolis, MN Student Housing
Rev. (Riverton Community
Housing)
500,000 5.000%, 8/1/2053
b
528,005
Minnesota Higher Education Fac.
Auth. Rev. (University of St.
Thomas)
1,000,000 5.000%, 10/1/2040 1,233,645
Minnesota Higher Education Fac.
Auth. Rev. Refg . ( Gustavus
Adolphus College)
4,250,000 5.000%, 10/1/2047 4,994,600
Minnesota Higher Education Fac.
Auth. Rev. Refg . (St. Catherine
University)
1,015,000 5.000%, 10/1/2045, Ser. A 1,198,011
Minnesota Municipal Power Agency
Electric Rev.
200,000 5.000%, 10/1/2029 225,305
150,000 5.000%, 10/1/2030 168,979
200,000 5.000%, 10/1/2032 225,119
175,000 5.000%, 10/1/2033 196,871
1,500,000 5.000%, 10/1/2047 1,752,003
North Oaks, MN Senior Housing
Rev. Refg . (Waverly Gardens)
4,000,000 5.000%, 10/1/2047 4,367,931
St. Cloud, MN Health Care Rev.
Refg . ( CentraCare Health
System)
1,000,000 5.000%, 5/1/2046, Ser. A 1,163,513
St. Joseph, MN Senior Housing &
Healthcare Rev. (Woodcrest of
Country Manor)
1,275,000 5.000%, 7/1/2055, Ser. A 1,287,582
St. Paul, MN Housing &
Redevelopment Auth.
Health Care Fac. Rev. Refg .
(HealthPartners Obligated
Group)
5,945,000 5.000%, 7/1/2032, Ser. A 6,821,794

Municipal Bond Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.2%) Value
Minnesota (2.6%) - continued
St. Paul, MN Housing &
Redevelopment Auth. Health
Care Rev. Refg . (Fairview Health
Services)
$ 6,945,000 5.000%, 11/15/2047, Ser. A $ 8,281,808
St. Paul, MN Housing &
Redevelopment Auth. Rev. Refg .
( Rossy & Richard Shaller Family
Sholom East Campus)
1,000,000 5.000%, 10/1/2043 1,022,660
Wayzata, MN Senior Housing Rev.
Refg . ( Folkestone Senior Living
Community)
500,000 5.000%, 8/1/2049 533,725
Western Minnesota Municipal
Power Agency Rev.
1,000,000 5.000%, 1/1/2033, Ser. A
d
1,101,738
1,000,000 5.000%, 1/1/2034, Ser. A
d
1,101,737
300,000 5.000%, 1/1/2035, Ser. A
d
330,521
1,000,000 5.000%, 1/1/2040, Ser. A
d
1,101,737
Woodbury, MN Charter School
Lease Rev. Refg . (MSA Building
Company)
250,000 4.000%, 12/1/2050 269,075
Total 42,512,883
Mississippi (0.4%)
D'Iberville , MS Tax Increment Refg .
(Gulf Coast Promenade)
1,750,000 5.000%, 4/1/2033
d
1,782,767
Mississippi Development Bank
G.O. (Desoto County Highway
Construction)
3,180,000 5.000%, 1/1/2030
d
3,357,215
Warren County, MS Gulf
Opportunity Zone Rev. Refg .
(International Paper Company)
1,625,000 1.375%, 5/1/2034, Ser. A
a
1,662,805
Total 6,802,787
Missouri (0.9%)
Kansas City, MO Industrial
Development Auth. Rev. (Kansas
City International Airport Terminal
Modernization)
1,800,000
5.000%, 3/1/2046, Ser. B,
AMT 2,146,985
Kansas City, MO Industrial
Development Auth. Rev. (Kansas
City International Airport) (AGM
Insured)
5,000,000
4.000%, 3/1/2050, Ser. A,
AMT
c
5,584,134
Lee's Summit, MO Industrial
Development Auth. Senior Living
Fac. Rev. Refg . (John Knox
Village)
1,200,000 5.000%, 8/15/2042, Ser. A 1,322,891
Missouri Health and Educational
Fac. Auth. Rev. Refg . (Lake
Regional Health System)
1,200,000 4.000%, 2/15/2051 1,354,049
Principal
Amount Long-Term Fixed Income (99.2%) Value
Missouri (0.9%) - continued
Missouri State Health and
Educational Fac. Auth. Rev.
(Lake Regional Health System)
$ 925,000 5.000%, 2/15/2022
d
$ 937,721
1,680,000 5.000%, 2/15/2034
d
1,703,014
St. Louis, MO Airport Rev. (AGM
Insured)
1,000,000 5.000%, 7/1/2047, Ser. C
c
1,200,918
St. Louis, MO Airport Rev. Refg .
(Lambert-St. Louis International
Airport)
1,000,000 5.000%, 7/1/2032, AMT 1,029,999
Total 15,279,711
Montana (0.7%)
Missoula, MT Water Systems Rev.
830,000 5.000%, 7/1/2038, Ser. A 1,014,199
800,000 5.000%, 7/1/2039, Ser. A 975,771
Montana Fac. Finance Auth.
Health Care Fac. Rev. (Montana
Children's Home and Hospital)
4,000,000 4.000%, 7/1/2050, Ser. A 4,340,805
1,000,000 4.000%, 7/1/2044 1,093,114
Montana Fac. Finance Auth. Health
Fac. Rev. (Bozeman Deaconess
Health Services Obligated
Group)
2,750,000 4.000%, 6/1/2045, Ser. A 3,184,066
Total 10,607,955
Nebraska (2.4%)
Douglas County, NE Hospital
Auth. No. 2 Health Fac. Rev.
(Children's Hospital Obligated
Group)
2,105,000 5.000%, 11/15/2047 2,474,454
Lincoln, NE Airport Auth. Rev.
750,000 4.000%, 7/1/2036, AMT 890,326
Lincoln, NE Lincoln Electric System
Rev. Refg .
2,500,000 5.000%, 9/1/2037
d
2,599,849
Nebraska Public Power District Rev.
1,325,000 5.000%, 1/1/2033, Ser. A 1,335,404
Nebraska Public Power District
Rev. Refg .
2,455,000 4.000%, 1/1/2044, Ser. D 2,870,322
Omaha, NE Public Power District
Electric Rev.
8,150,000 5.000%, 2/1/2045, Ser. A 9,050,715
Omaha, NE Public Power District
Electric Rev. Refg .
8,275,000 5.000%, 2/1/2042, Ser. A 10,023,688
Omaha, NE Sanitary Sewerage
System Rev.
1,340,000 5.000%, 11/15/2034 1,513,506
University of Nebraska Fac.
Corporation Rev.
4,000,000 4.000%, 7/15/2059, Ser. A 4,632,759
University of Nebraska Lincoln
Student Fees and Fac. Rev.
1,000,000 5.000%, 7/1/2037
d
1,007,936

Municipal Bond Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.2%) Value
Nebraska (2.4%) - continued
University of Nebraska Lincoln
Student Fees and Fac. Rev.
Refg .
$ 3,050,000 5.000%, 7/1/2038
d
$ 3,147,530
Total 39,546,489
Nevada (0.4%)
Carson City, NV Hospital Rev. Refg .
(Carson Tahoe Regional Medical
Center)
1,500,000 5.000%, 9/1/2042, Ser. A 1,773,974
3,250,000 5.000%, 9/1/2047, Ser. A 3,839,352
Total 5,613,326
New Hampshire (0.5%)
New Hampshire Health and
Education Fac. Auth. Rev.
5,000,000 5.000%, 8/1/2059, Ser. A 7,708,438
Total 7,708,438
New Jersey (2.7%)
New Jersey Covid-19 Emergency
Bonds G.O.
1,250,000 4.000%, 6/1/2032, Ser. A 1,535,195
New Jersey Economic
Development Auth. Rev. School
Fac. Construction
4,000,000 5.000%, 6/15/2043, Ser. EEE 4,797,000
New Jersey Economic
Development Auth. Rev. Self
Designated Social Bonds
300,000
4.000%, 6/15/2050, Ser.
QQQ 336,318
New Jersey Health Care Fac.
Financing Auth. Rev. (RWJ
Barnabas Health)
4,000,000 4.000%, 7/1/2051, Ser. A 4,641,830
New Jersey Transportation Trust
Fund Auth. Rev.
1,000,000 5.250%, 6/15/2033, Ser. AA 1,152,608
1,645,000 5.250%, 6/15/2034, Ser. AA 1,893,190
10,000,000 4.000%, 6/15/2045, Ser. AA 11,285,973
New Jersey Transportation Trust
Fund Auth. Rev. Refg .
2,000,000 5.000%, 12/15/2039, Ser. A 2,446,691
New Jersey Turnpike Auth. Rev.
1,000,000 4.000%, 1/1/2051, Ser. A 1,148,460
Ocean County, NJ Utilities Auth.
Waste Water Rev. (NATL-RE
Insured)
3,180,000 5.250%, 1/1/2025
c
3,655,969
Tobacco Settlement Financing
Corporation Rev. Refg .
8,950,000 5.250%, 6/1/2046, Ser. A 10,601,646
Total 43,494,880
New York (9.2%)
Buffalo & Erie County, NY Industrial
Land Development Corporation
Rev.
1,500,000 5.000%, 8/1/2047, Ser. A 1,675,688
Principal
Amount Long-Term Fixed Income (99.2%) Value
New York (9.2%) - continued
Hudson, NY Yards Infrastructure
Corporation Rev. Refg .
$ 2,000,000 5.000%, 2/15/2042, Ser. A $ 2,352,610
Metropolitan Transportation Auth.,
NY Rev.
2,750,000
5.000%, 11/15/2045, Ser.
A-2
a
3,472,297
Metropolitan Transportation Auth.,
NY Rev. Refg .
2,190,000 5.000%, 11/15/2035 2,664,925
Monroe County, NY Industrial
Development Corporation
Rev. (True North Rochester
Preparatory Charter School)
1,000,000 5.000%, 6/1/2050, Ser. A 1,154,659
Monroe County, NY Industrial
Development Corporation Rev.
Refg . (University of Rochester)
1,000,000 5.000%, 7/1/2030, Ser. D 1,221,822
1,550,000 5.000%, 7/1/2031, Ser. C 1,888,328
800,000 5.000%, 7/1/2031, Ser. D 974,621
New York City Municipal Water
Finance Auth. Water and Sewer
System Rev.
8,000,000
5.000%, 6/15/2037, Ser.
DD-1 9,946,123
12,000,000
5.000%, 6/15/2049, Ser.
CC-1 14,969,983
New York City Transitional Finance
Auth. Future Tax Secured Rev.
15,000,000 5.000%, 11/1/2033, Ser. D-1 15,000,000
19,000,000 5.000%, 2/1/2043, Ser. A 22,572,281
800,000 4.000%, 11/1/2045, Ser. D 920,024
New York City Water & Sewer
System Rev.
1,480,000
0.020%, 6/15/2048, Ser.
AA-1
a
1,480,000
New York State Dormitory Auth.
State Personal Income Tax Rev.
5,000,000 5.000%, 3/15/2039, Ser. C 5,505,510
New York State Dormitory Auth.
State Personal Income Tax Rev.
Refg .
8,320,000 5.000%, 2/15/2043, Ser. B 10,028,782
10,000 5.000%, 2/15/2043, Ser. B
d
12,364
New York State Liberty
Development Corporation Rev.
10,000,000 5.250%, 12/15/2043 10,060,354
New York Transportation
Development Corporation
Exempt Fac. Rev. (New York
State Thruway Service Areas)
750,000 4.000%, 4/30/2053, AMT 838,983
New York Transportation
Development Corporation
Special Fac. Rev. (LaGuardia
Airport )
775,000 5.000%, 1/1/2036, AMT 918,892
New York, NY G.O.
2,000,000 5.000%, 3/1/2050, Ser. F-1 2,500,360
1,920,000 5.000%, 8/1/2032, Ser. A 2,150,590
2,000,000 0.020%, 4/1/2036, Ser. L-3
a
2,000,000
1,735,000 0.020%, 3/1/2042, Ser. F
a
1,735,000
1,750,000 4.000%, 3/1/2047, Ser. F-1 2,016,312

Municipal Bond Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.2%) Value
New York (9.2%) - continued
Port Auth. of New York & New
Jersey Rev.
$ 1,125,000
5.000%, 12/1/2024, Ser. 178,
AMT $ 1,232,786
2,500,000 5.000%, 9/1/2035 2,808,685
2,500,000 5.000%, 9/1/2036 2,806,430
5,000,000 5.000%, 9/1/2039 5,597,855
Port Auth. of New York & New
Jersey Rev. Refg .
5,000,000
5.000%, 9/15/2034, Ser. 207,
AMT 6,046,385
1,715,000
5.000%, 9/15/2048, Ser. 207,
AMT 2,024,879
Triborough NY Bridge & Tunnel
Auth. Rev.
2,550,000
5.000%, 11/15/2037, Ser.
2008-B-3 2,965,890
1,000,000 5.250%, 11/15/2045, Ser. A 1,155,293
Triborough NY Bridge & Tunnel
Auth. Rev. (MTA Bridges and
Tunnels)
5,000,000 5.000%, 11/15/2049, Ser. A 6,142,368
Troy, NY Capital Resource
Corporation Rev. Refg .
(Rensselaer Polytecnic Institute)
750,000 5.000%, 9/1/2039, Ser. A 942,316
Total 149,783,395
North Carolina (0.9%)
Appalachian State University Rev.
2,510,000 5.000%, 5/1/2044 3,042,796
Charlotte, NC, Rev. (Charlotte
Douglas International Airport)
1,500,000 5.000%, 7/1/2042, Ser. A 1,821,617
North Carolina Capital Fac. Finance
Agency Rev. Refg . (Johnson and
Wales University)
1,000,000 5.000%, 4/1/2032 1,050,849
1,000,000 5.000%, 4/1/2033 1,050,822
North Carolina Eastern Municipal
Power Agency Power System
Rev.
1,475,000 6.000%, 1/1/2026, Ser. A
d
1,489,133
North Carolina Medical Care
Commission Health Care Fac.
Rev. (Presbyterian Homes
Obligated Group)
1,000,000 5.000%, 10/1/2050, Ser. A 1,182,046
North Carolina Turnpike Auth.
(Triangle Expressway Auth.)
(AGM Insured)
4,250,000 5.000%, 1/1/2049
c
5,230,823
Total 14,868,086
North Dakota (0.4%)
North Dakota Public Finance Auth.
Rev. (State Revolving Fund)
1,495,000 5.000%, 10/1/2031, Ser. A 1,500,399
Principal
Amount Long-Term Fixed Income (99.2%) Value
North Dakota (0.4%) - continued
University of North Dakota
C.O.P. (Infrastructure Energy
Improvement)
$ 3,775,000 5.000%, 4/1/2048, Ser. A $ 4,532,093
Total 6,032,492
Ohio (5.2%)
Akron Bath and Copley Joint
Township, OH Hospital Fac. Rev.
Refg . (Summa Health System)
1,600,000 4.000%, 11/15/2037 1,844,756
American Municipal Power
Ohio, Inc. Rev. (Greenup
Hydroelectric)
1,000,000 5.000%, 2/15/2041, Ser. A 1,159,997
AMP Fremont Energy Center Rev.
3,000,000 5.000%, 2/15/2037, Ser. B 3,041,165
Bowling Green, OH State University
Rev. Refg .
500,000 4.000%, 6/1/2045, Ser. A 567,651
Buckeye, OH Tobacco Settlement
Financing Auth. Rev. Refg .
14,935,000 5.000%, 6/1/2055, Ser. B-2 16,759,149
Cuyahoga County, OH Sales Tax
Rev.
1,000,000 5.000%, 12/1/2035
d
1,141,553
Hamilton County, OH Hospital
Fac. Rev. Refg . ( TriHealth , Inc.
Obligated Group)
1,500,000 4.000%, 8/15/2050, Ser. A 1,710,571
Kent State University General
Receipts Rev.
2,000,000 5.000%, 5/1/2029 2,349,907
1,500,000 5.000%, 5/1/2037, Ser. A
d
1,535,993
Montgomery County, OH Hospital
Fac. Improvement Rev. Refg .
(Kettering Health Network
Obligated Group)
800,000 4.000%, 8/1/2051 916,138
Ohio Higher Educational Fac.
Commission Rev. (Case Western
Reserve University)
2,745,000 5.000%, 12/1/2028 3,086,130
Ohio Higher Educational Fac.
Commission Rev. (Dayton
University)
2,565,000 5.000%, 12/1/2035, Ser. A 2,909,089
Ohio Higher Educational Fac.
Commission Rev. (Kenyon
College)
3,025,000 5.000%, 7/1/2042 3,569,630
Ohio Higher Educational Fac.
Commission Rev. Refg .
(University of Findlay)
2,400,000 5.000%, 3/1/2034 2,790,801
Ohio Hospital Rev. (Cleveland
Clinic Health System Obligated
Group)
5,000,000 5.000%, 1/1/2034
d
5,039,679
Ohio Hospital Rev. Refg . (University
Hospitals Health System, Inc.)
4,000,000 5.000%, 1/15/2050, Ser. A 4,879,442

Municipal Bond Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.2%) Value
Ohio (5.2%) - continued
Ohio State Turnpike Commission
Rev.
$ 8,945,000
Zero Coupon, 2/15/2034, Ser.
A-4
h
$ 11,168,151
Ohio State Turnpike Commission
Rev. Refg . (NATL-RE Insured)
10,000,000 5.500%, 2/15/2026, Ser. A
c
11,775,253
Ohio State University Rev.
2,000,000 4.000%, 12/1/2048, Ser. A 2,360,018
Toledo, OH Water System Rev. and
Improvements
2,455,000 5.000%, 11/15/2036 2,924,991
Toledo, OH Water System Rev.
Refg . and Improvements
2,500,000 5.000%, 11/15/2038 2,662,326
Total 84,192,390
Oklahoma (1.5%)
Grand River, OK Dam Authority
Rev.
7,815,000 5.000%, 6/1/2039, Ser. A 8,634,626
Oklahoma Agricultural and
Mechanical Colleges General
Rev.
3,000,000 5.000%, 8/1/2038, Ser. C
d
3,248,474
Oklahoma State Water Resources
Board Loan Program Rev.
2,005,000 5.000%, 10/1/2040, Ser. A 2,386,838
Oklahoma Turnpike Auth. Rev.
2,500,000 5.000%, 1/1/2042, Ser. A 2,893,927
5,665,000 5.000%, 1/1/2047, Ser. C 6,737,250
Total 23,901,115
Oregon (1.5%)
Clackamas and Washington
Counties, OR Joint School
District No.3 G.O. (West Linn-
Wilsonville Schools)
700,000
Zero Coupon, 6/15/2040,
Ser. A 431,753
Clackamas County, OR School
District U.T.G.O.
3,500,000 5.000%, 6/15/2049, Ser. B 4,273,919
Multnomah & Clackamas Counties,
OR School District G.O.
520,000
Zero Coupon, 6/15/2035,
Ser. A 368,205
Port of Portland, OR Airport Rev.
(Portland International Airport)
5,000,000
5.000%, 7/1/2050, Ser. 27A,
AMT 6,063,010
Port of Portland, OR Airport Rev.
Refg . (Portland International
Airport)
1,025,000 5.000%, 7/1/2035, Ser. 23 1,176,971
4,750,000
5.000%, 7/1/2044, Ser. 25B,
AMT 5,741,720
Salem-Keizer School District No.
24J, Marion and Polk Counties,
OR G.O.
5,000,000
Zero Coupon, 6/15/2028,
Ser. B 4,607,925
Principal
Amount Long-Term Fixed Income (99.2%) Value
Oregon (1.5%) - continued
Warm Springs, OR Reservation
Confederated Tribes
Hydroelectric Rev. Refg . (Pelton-
Round Butte)
$ 800,000 5.000%, 11/1/2039, Ser. B
b
$ 954,635
Total 23,618,138
Pennsylvania (2.2%)
Allegheny County, PA Airport Auth.
Rev. (Pittsburgh International
Airport)
1,650,000
5.000%, 1/1/2051, Ser. A,
AMT 2,006,748
Allegheny County, PA Hospital
Development Auth. Rev. Refg .
(University of Pittsburgh Medical
Center)
1,500,000 5.000%, 7/15/2034, Ser. A 1,880,375
Berks County, PA Industrial
Development Auth. Healthcare
Fac. Rev. Refg . (Highlands at
Wyomissing)
460,000 5.000%, 5/15/2043 509,265
410,000 5.000%, 5/15/2048 452,285
Chester County, PA Industrial
Development Auth. Rev.
(Longwood Gardens, Inc.)
1,000,000 4.000%, 12/1/2046 1,167,516
Cumberland County, PA Municipal
Auth. Rev. Refg . ( Diakon
Lutheran Social Ministries)
1,220,000 5.000%, 1/1/2038 1,333,209
130,000 5.000%, 1/1/2038
d
148,112
Lancaster County, PA Hospital
Auth. Rev. Refg . (St. Anne's
Retirement Community, Inc.)
250,000 5.000%, 3/1/2050 279,112
250,000 5.000%, 3/1/2045 279,772
Pennsylvania Economic
Development Financing Auth.
Rev. Refg . (Presbyterian Senior
Living)
1,000,000 4.000%, 7/1/2046 1,105,492
Pennsylvania Turnpike Commission
Rev. (BAM Insured)
6,090,000
Zero Coupon, 12/1/2041, Ser.
A-3
c
3,675,579
Pennsylvania Turnpike Commission
Turnpike Rev.
1,000,000 4.000%, 12/1/2050, Ser. A 1,120,189
3,000,000 5.000%, 12/1/2040, Ser. B 3,467,313
4,950,000 5.000%, 12/1/2046, Ser. A-1 5,756,122
Pennsylvania Turnpike Commission
Turnpike Rev. (AGM Insured)
10,440,000 6.250%, 6/1/2033, Ser. C
c
12,855,083
Total 36,036,172
Puerto Rico (0.4%)
Puerto Rico Sales Tax Financing
Corporation Rev.
6,018,000 4.550%, 7/1/2040, Ser. A-1 6,685,366
Total 6,685,366

Municipal Bond Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.2%) Value
South Carolina (1.6%)
Beaufort-Jasper, SC Water & Sewer
Auth. Rev. Refg .
$ 425,000 5.000%, 3/1/2025, Ser. B $ 488,781
Charleston County, SC Airport
System Rev.
6,215,000
5.500%, 7/1/2031, Ser. A,
AMT 6,718,364
Columbia, SC Waterworks and
Sewer System Rev.
5,250,000 5.000%, 2/1/2049, Ser. A
d
6,702,435
Greenwood County, SC Hospital
Fac. Rev. Refg . ( Self Regional
Healthcare)
1,120,000 5.000%, 10/1/2024, Ser. B 1,142,155
2,890,000 5.000%, 10/1/2031, Ser. B 2,947,168
Patriots Energy Group, SC Gas
System Improvement Rev. Refg .
1,150,000 4.000%, 6/1/2051 1,311,720
South Carolina Jobs Economic
Development Auth. Hospital Fac.
Rev. Refg . (Bon Secours Mercy
Health, Inc.)
2,000,000 5.000%, 12/1/2046, Ser. A 2,463,126
South Carolina Jobs Economic
Development Auth. Rev. (Bishop
Gadsden Episcopal Retirement
Community)
1,460,000 5.000%, 4/1/2054, Ser. A 1,642,884
South Carolina Jobs Economic
Development Auth. Rev. Refg .
(Life Communities, Inc.)
2,000,000 5.000%, 11/15/2047, Ser. C 2,283,514
Total 25,700,147
South Dakota (0.1%)
Lincoln County, SD Economic
Development Rev. ( Augustana
College Association)
850,000 4.000%, 8/1/2051 929,481
South Dakota Board of Regents
Housing  & Auxiliary Fac. System
Rev.
1,000,000 5.000%, 4/1/2033, Ser. B 1,124,976
Total 2,054,457
Tennessee (1.3%)
Clarksville, TN Water, Sewer and
Gas Rev.
15,000,000 4.000%, 2/1/2051, Ser. A 17,490,822
Metropolitan Government of
Nashville and Davidson County,
TN Health and Educational
Fac. Rev. ( Trevecca Nazarene
University)
1,430,000 4.000%, 10/1/2051, Ser. B 1,545,394
Tennessee State School Bond Auth.
Rev. (2nd Program)
500,000 5.000%, 11/1/2031
d
568,287
450,000 5.000%, 11/1/2032
d
511,458
1,275,000 5.000%, 11/1/2034
d
1,449,133
250,000 5.000%, 11/1/2036
d
284,144
Total 21,849,238
Principal
Amount Long-Term Fixed Income (99.2%) Value
Texas (8.9%)
Arlington, TX Higher Education
Finance Corporation Education
Rev. (Great Hearts America)
(PSF-GTD Insured)
$ 3,180,000 4.000%, 8/15/2055, Ser. A
c
$ 3,634,444
Central Texas Regional Mobility
Auth. Rev.
1,000,000 4.000%, 1/1/2051, Ser. B 1,129,851
1,700,000 5.000%, 1/1/2040, Ser. A
d
1,974,105
500,000 5.000%, 1/1/2045, Ser. E 607,977
1,000,000 5.000%, 1/1/2046, Ser. B 1,235,521
Clifton, TX Higher Education
Finance Corporation Education
Rev. (IDEA Public Schools)
1,000,000 5.000%, 8/15/2042 1,025,586
2,000,000 6.000%, 8/15/2043 2,156,757
Clifton, TX Higher Education
Finance Corporation Education
Rev. (IDEA Public Schools) (PSF-
GTD Insured)
1,000,000 5.000%, 8/15/2036, Ser. A
c
1,184,992
4,605,000 5.000%, 8/15/2039
c
5,119,211
2,000,000 5.000%, 8/15/2046, Ser. A
c
2,329,255
Dallas and Fort Worth, TX
International Airport Rev. Refg .
4,000,000 5.250%, 11/1/2033, Ser. F 4,380,922
5,000,000 4.000%, 11/1/2045, Ser. B
e
5,739,654
Harris County, TX Cultural
Education Fac. Finance
Corporation Rev. (First Mortgage
Brazos Presbyterian Homes,
Inc.)
295,000 5.000%, 1/1/2033, Ser. A 305,183
Harris County, TX Cultural
Education Fac. Finance
Corporation Rev. Refg . (Brazos
Presbyterian Homes)
2,000,000 5.000%, 1/1/2037 2,205,338
Houston, TX Airport System Rev.
Refg .
4,850,000
4.000%, 7/1/2047, Ser. A,
AMT 5,458,594
Houston, TX Water and Sewer
System Rev. Refg . (AGM
Insured)
10,000,000 5.750%, 12/1/2032, Ser. A
c,d
14,585,812
Irving, TX Rev. Refg .
2,325,000 5.000%, 8/15/2043 2,736,900
Lake Travis, TX Independent
School District G.O. Refg . (PSF-
GTD Insured)
1,000,000 5.000%, 2/15/2031
c
1,200,099
New Hope Cultural Education Fac.
Corporation, TX Student Housing
Rev. (Collegiate Housing College
Station I LLC - Texas A&M
University)
1,000,000 5.000%, 4/1/2029, Ser. A 1,061,330
North East Independent School
District, Bexar County, TX G.O.
Unlimited Tax Refg . (PSF-GTD
Insured)
5,000,000 5.250%, 2/1/2028
c
6,313,229
2,000,000 5.250%, 2/1/2029
c
2,581,356

Municipal Bond Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.2%) Value
Texas (8.9%) - continued
North Texas Education Finance
Corporation Education Rev.
(Uplift Education)
$ 4,500,000 5.125%, 12/1/2042, Ser. A
d
$ 4,627,102
North Texas Tollway Auth. System
Rev. Refg .
5,000,000 5.000%, 1/1/2042, Ser. B
d
5,039,469
North Texas Tollway Auth. System
Rev. Refg . (AGC Insured)
5,000,000
Zero Coupon, 1/1/2028, Ser.
D
c
4,580,934
Northwest Independent School
District G.O. (Denton, Tarrant
and Wise Counties, TX) (PSF-
GTD Insured)
5,705,000 5.000%, 2/15/2038
c,d
6,312,833
Port Freeport, TX Rev.
3,700,000
5.000%, 6/1/2049, Ser. A,
AMT 4,371,336
Red River Education Finance
Corporation Rev. (St. Edwards
University)
2,130,000 5.000%, 6/1/2046 2,420,950
San Antonio Water System Rev.
7,875,000 5.000%, 5/15/2039, Ser. A 9,617,647
Southwest TX Higher Education
Auth. Rev. Refg . (Southern
Methodist University)
600,000 5.000%, 10/1/2039 726,339
600,000 5.000%, 10/1/2040 725,332
700,000 5.000%, 10/1/2041 844,729
Tarrant County, TX Cultural
Education Fac. Finance
Corporation Hospital Rev. Refg .
( Hendrick Medical Center)
2,640,000 5.000%, 9/1/2030 2,935,190
Tarrant County, TX Cultural
Education Fac. Finance
Corporation Rev. Refg . (Trinity
Terrace)
765,000 5.000%, 10/1/2044, Ser. A-1 830,995
Texas G.O. Refg .
7,500,000 5.000%, 10/1/2044, Ser. A
d
8,497,921
Texas Municipal Gas Acquisition &
Supply Corporation III Rev. Refg .
1,000,000 5.000%, 12/15/2032 1,307,028
Texas Private Activity Bond Surface
Transportation Corporation Rev.
(Segment 3C)
15,380,000 5.000%, 6/30/2058, AMT 18,269,238
Texas Private Activity Bond Surface
Transportation Corporation Rev.
Refg . (LBJ Infrastructure Group,
LLC)
500,000 4.000%, 12/31/2039, Ser. A 579,247
4,275,000 4.000%, 6/30/2040, Ser. A 4,938,484
Waco, TX Educational Finance
Corporation Rev. (Baylor
University)
1,500,000 4.000%, 3/1/2051 1,726,341
Total 145,317,231
Principal
Amount Long-Term Fixed Income (99.2%) Value
Utah (1.8%)
Black Desert Public Infrastructure
District L.T.G.O.
$ 1,500,000 4.000%, 3/1/2051, Ser. A
b
$ 1,520,921
Jordan Valley, UT Water
Conservancy District Rev.
3,420,000 5.000%, 10/1/2044, Ser. A 4,179,992
3,000,000 5.000%, 10/1/2049, Ser. A 3,647,404
Lehi City, UT Franchise and Sales
Tax Rev. (Broadband) (AGM
Insured)
1,825,000 4.000%, 2/1/2048
c
2,128,785
Orem, UT G.O.
6,880,000 5.000%, 12/1/2046 8,417,339
Salt Lake City, UT Airport Rev.
1,000,000
5.000%, 7/1/2042, Ser. A,
AMT 1,185,989
1,000,000
5.250%, 7/1/2048, Ser. A,
AMT 1,205,433
Utah Charter School Finance Auth.
Rev. (Utah Charter Acadamies )
(UT CSCE Insured)
800,000 5.000%, 10/15/2048
c
928,329
Utah County, UT Hospital Rev. (IHC
Health Services, Inc.)
2,000,000 5.000%, 5/15/2050, Ser. A 2,482,618
1,000,000 4.000%, 5/15/2043, Ser. A 1,161,072
1,610,000 5.000%, 5/15/2045, Ser. A 1,787,758
Utah Infrastructure Agency
Telecommunications and
Franchise Tax Rev. (Pleasant
Grove City)
250,000 4.000%, 10/15/2048 285,522
Utah Infrastructure Agency
Telecommunications Rev.
400,000 4.000%, 10/15/2029 470,240
Total 29,401,402
Vermont (0.3%)
Vermont Educational & Health
Buildings Financing Agency
Rev. Refg . (University of Vermont
Medical Center)
3,000,000 5.000%, 12/1/2035, Ser. A 3,519,631
1,000,000 5.000%, 12/1/2036, Ser. A 1,171,745
Total 4,691,376
Virginia (2.2%)
Fairfax County, VA Industrial
Development Auth. Health Care
Rev. ( Inova Health System)
2,405,000 5.000%, 5/15/2044, Ser. A 2,673,758
Virginia Small Business Financing
Auth. Rev. (Elizabeth River
Crossings OpCo , LLC)
1,150,000 5.000%, 1/1/2027, AMT 1,182,061
8,910,000 6.000%, 1/1/2037, AMT 9,223,350
1,800,000 5.500%, 1/1/2042, AMT 1,855,516
Virginia Small Business Financing
Auth. Rev. (Transform 66 P3)
610,000 5.000%, 12/31/2047, AMT 721,731
6,575,000 5.000%, 12/31/2049, AMT 7,766,932

Municipal Bond Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.2%) Value
Virginia (2.2%) - continued
$ 10,610,000 5.000%, 12/31/2052, AMT $ 12,479,280
Total 35,902,628
Washington (2.6%)
Clark County, WA Public Utility
District No. 1 Electric Rev. Refg .
785,000 5.000%, 1/1/2029 917,115
FYI Properties Rev. Refg .
(Washington DIS)
5,000,000 5.000%, 6/1/2038 5,934,383
Kalispel Tribe of Indians, WA Rev.
750,000 5.250%, 1/1/2038, Ser. A
*
884,315
Pierce County, WA School District
No. 10, Tacoma G.O. Refg .
2,170,000 5.000%, 12/1/2039
d
2,560,004
Port of Seattle WA Rev.
1,000,000 5.000%, 4/1/2044, AMT 1,198,678
Snohomish County, WA Edmonds
School District No. 15 U.T.G.O.
1,000,000 5.000%, 12/1/2033 1,112,760
Snohomish County, WA Housing
Auth. Rev.
3,005,000 5.000%, 4/1/2041 3,588,878
Washington Health Care Fac.
Auth. Rev. (Seattle Cancer Care
Alliance)
650,000 4.000%, 12/1/2045
b
744,291
Washington Health Care Fac. Auth.
Rev. Refg . (Seattle Cancer Care
Alliance)
2,000,000 4.000%, 9/1/2050 2,253,006
2,000,000 5.000%, 9/1/2055, Ser. 2020 2,483,084
Washington Higher Education Fac.
Auth. Rev. (Seattle University)
500,000 4.000%, 5/1/2050 562,748
450,000 4.000%, 5/1/2045 509,240
Washington State Various Purpose
G.O.
12,095,000 5.000%, 8/1/2030, Ser. A 13,070,139
5,310,000 5.000%, 8/1/2042, Ser. A 6,431,780
Total 42,250,421
West Virginia (0.8%)
West Virginia Parkways Auth.
Turnpike Toll Rev.
4,750,000 4.000%, 6/1/2051 5,515,218
1,000,000 5.000%, 6/1/2047 1,264,571
West Virginia State University Rev.
5,000,000 5.000%, 10/1/2049, Ser. A 6,162,497
Total 12,942,286
Wisconsin (2.5%)
Kaukauna, WI Electric System Rev.
(AGM Insured)
3,000,000 5.000%, 12/15/2035, Ser. A
c,d
3,160,115
Public Finance Auth. Rev. Refg .
( WakeMed Hospital)
2,000,000 5.000%, 10/1/2044, Ser. A 2,408,016
Principal
Amount Long-Term Fixed Income (99.2%) Value
Wisconsin (2.5%) - continued
Public Finance Auth. WI Retirement
Communities Rev. (Acts
Retirement-Life Communities,
Inc.)
$ 1,000,000 5.000%, 11/15/2041, Ser. A $ 1,204,037
Public Finance Auth. WI Rev.
(Fargo-Moorhead Metropolitan
Area Flood Risk Management)
2,500,000 4.000%, 3/31/2056, AMT 2,695,111
4,000,000 4.000%, 9/30/2051, AMT 4,336,982
Wisconsin Health & Educational
Fac. Auth. Rev. (PHW
Oconomowoc, Inc.)
1,750,000 5.125%, 10/1/2048 1,803,340
Wisconsin Health & Educational
Fac. Auth. Rev. ( Thedacare , Inc.)
1,195,000 5.000%, 12/15/2039 1,349,289
2,500,000 5.000%, 12/15/2044 2,816,999
Wisconsin Health & Educational
Fac. Auth. Rev. (Three Pillars
Senior Living Communities)
1,000,000 4.000%, 8/15/2055, Ser. A 1,120,248
Wisconsin Health & Educational
Fac. Auth. Rev. Refg . (Ascension
Health Credit Group)
9,275,000 5.000%, 11/15/2039, Ser. A 10,886,936
Wisconsin Health & Educational
Fac. Auth. Rev. Refg .
(Benevolent Corporation Cedar
Community)
870,000 5.000%, 6/1/2037 951,469
Wisconsin Health & Educational
Fac. Auth. Rev. Refg . (Marquette
University)
5,000,000 5.000%, 10/1/2041 5,769,408
Wisconsin Health & Educational
Fac. Auth. Rev. Refg . (Marshfield
Clinic Health Systems, Inc.)
2,000,000 5.000%, 2/15/2047, Ser. C 2,336,926
Total 40,838,876
Wyoming (0.2%)
Laramie County, WY Hospital
Rev. Refg . (Cheyenne Regional
Medical Center)
425,000 4.000%, 5/1/2038 502,664
Lincoln County, WY Pollution
Control Rev. Refg . (ExxonMobil)
2,950,000 0.030%, 10/1/2044
a
2,950,000
Total 3,452,664
Total Long-Term Fixed Income
(cost $1,497,569,468) 1,613,393,291
Total Investments
(cost $1,497,569,468) 99.2% $1,613,393,291
Other Assets and Liabilities,
Net 0.8% 12,903,950
Total Net Assets 100.0% $1,626,297,241

Municipal Bond Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

a Denotes variable rate securities. The rate shown is as
of October 31, 2021. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2021, the value of these investments was $20,871,633 or
1.3% of total net assets.
c To reduce certain risks associated with securities issued
by municipalities, which may include but are not limited
to economic development in a specific industry or
municipality, the principal and/or interest payments are
guaranteed by the bond insurance company or government
agency identified.
d Denotes securities that have been pre-refunded or
escrowed to maturity. Under such an arrangement, money
is deposited into an irrevocable escrow account and is used
to purchase U.S. Treasury securities or government agency
securities with maturing principal and interest earnings
sufficient to pay all debt service requirements of the pre-
refunded bonds.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Defaulted security.  Interest is not being accrued.
g In bankruptcy.  Income is not being accrued per the
bankruptcy agreement terms.
h Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
October 31, 2021.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Municipal Bond Fund as of October 31, 2021 was $884,315
or 0.05% of total net assets. The following table indicates
the acquisition date and cost of restricted securities shown in the schedule as of October 31, 2021.
Security
Acquisition
Date Cost
Kalispel Tribe of Indians, WA
Rev., 1/1/2038 5/17/2018 $ 736,347
Definitions:
AGC - Assured Guaranty, Ltd
AGM - Assured Guaranty Municipal Corporation
AMT - Subject to Alternative Minimum Tax
Auth. - Authority
BAM - Build America Mutual
C.O.P. - Certificate of Participation
Fac. - Facility/Facilities
FGIC - Federal Guaranty Insurance Company
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
G.O. - General Obligation
L.T.G.O. - Limited Tax General Obligation
NATL-RE - National Public Finance Guarantee Corporation
PSF-GTD - Permanent School Fund Guarantee Program
Refg . - Refunding
Rev. - Revenue
Ser. - Series
U.T.G.O. - Unlimited Tax General Obligation
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $106,386,926
Gross unrealized depreciation (6,645,774)
Net unrealized appreciation (depreciation) $99,741,152
Cost for federal income tax purposes $1,513,652,139

Municipal Bond Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2021, in valuing Municipal Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Education 261,803,432 – 261,803,432 –
Electric Revenue 45,702,412 – 45,702,412 –
Escrowed/Pre-refunded 154,211,918 – 154,211,918 –
General Obligation 162,852,823 – 162,852,823 –
Health Care 254,813,802 – 254,813,802 –
Housing Finance 18,385,583 – 18,385,583 –
Industrial Development Revenue 17,115,769 – 17,115,769 –
Other Revenue 92,989,511 – 92,989,511 –
Tax Revenue 106,825,658 – 106,825,658 –
Transportation 360,261,644 – 360,261,644 –
Water & Sewer 138,430,739 – 138,430,739 –
Total Investments at Value $1,613,393,291 $– $1,613,393,291 $–

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( 14.1% )
a
Value
Basic Materials (1.2%)
Ball Metalpack Finco, LLC, Term
Loan
$ 261,225
4.621%,  (LIBOR 3M +
4.500%), 7/31/2025
b
$ 260,572
Flexsys, Inc./Ohio, Term Loan
1,835,000
0.000%,  (LIBOR 1M +
5.250%), 8/12/2028
b,c,d,e
1,835,000
Hexion, Inc., Term Loan
1,024,282
3.640%,  (LIBOR 3M +
3.500%), 7/1/2026
b
1,022,572
Innophos Holdings, Inc., Term
Loan
1,024,400
3.837%,  (LIBOR 1M +
3.750%), 2/7/2027
b,e
1,025,681
Momentive Performance Materials
USA, LLC, Term Loan
871,930
3.340%,  (LIBOR 1M +
3.250%), 5/15/2024
b
870,116
Nouryon USA, LLC, Term Loan
2,193,901
2.839%,  (LIBOR 1M +
2.750%), 10/1/2025
b
2,176,087
Pixelle Specialty Solutions, LLC,
Term Loan
1,814,863
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
b
1,809,672
Venator Finance SARL, Term Loan
1,260,155
3.087%,  (LIBOR 1M +
3.000%), 8/8/2024
b
1,245,978
Total 10,245,678
Capital Goods (1.6%)
Flex Acquisition Company, Inc.,
Term Loan
1,901,708
3.131%,  (LIBOR 3M +
3.000%), 6/29/2025
b
1,886,038
333,325
4.000%,  (LIBOR 3M +
3.500%), 3/2/2028
b
332,305
Grinding Media, Inc., Term Loan
1,860,000
4.750%,  (LIBOR 3M +
4.000%), 9/22/2028
b,e
1,862,325
Groupe Solmax, Inc., Term Loan
390,000
0.000%,  (LIBOR 1M +
4.750%), 7/23/2028
b,c,d
390,000
LABL, Inc., Term Loan
147,000
0.000%,  (LIBOR 1M +
5.000%), 10/22/2028
b,c,d
145,990
LRS Holdings, LLC, Term Loan
736,000
0.000%,  (LIBOR 1M +
4.250%), 8/31/2028
b,c,d,e
736,920
Mauser Packaging Solutions
Holding Company, Term Loan
1,348,866
3.337%,  (LIBOR 1M +
3.250%), 4/3/2024
b
1,311,988
MI Windows and Doors, Inc., Term
Loan
1,439,125
4.500%,  (LIBOR 1M +
3.750%), 12/18/2027
b
1,440,032
Natgasoline, LLC, Term Loan
1,128,100
3.625%,  (LIBOR 1M +
3.500%), 11/14/2025
b,e
1,125,280
Principal
Amount Bank Loans (14.1%)
a
Value
Capital Goods (1.6%) - continued
Pactiv Evergreen Group Holdings,
Inc., Term Loan
$ 669,938
3.337%,  (LIBOR 1M +
3.250%), 2/5/2026
b
$ 665,288
Quikrete Holdings Inc., Term Loan
550,000
0.000%,  (LIBOR 1M +
3.000%), 6/11/2028
b,c,d
547,800
RLG Holdings, LLC, Delayed Draw
101,266
5.000%,  (LIBOR 3M +
4.250%), 7/8/2028
b
101,266
RLG Holdings, LLC, Term Loan
400,000
5.000%,  (LIBOR 3M +
4.250%), 7/8/2028
b
400,000
TricorBraun Holdings, Inc., Term
Loan
2,025,535
3.750%,  (LIBOR 1M +
3.250%), 3/3/2028
b
2,011,498
Waterlogic USA Holdings, Inc.,
Term Loan
500,000
0.000%,  (LIBOR 1M +
4.750%), 8/12/2028
b,c,d
500,000
Total 13,456,730
Communications Services (3.1%)
Allen Media, LLC, Term Loan
785,000
5.734%,  (LIBOR 3M +
5.500%), 2/10/2027
b
784,348
Altice France SA, Term Loan
778,325
2.879%,  (LIBOR 3M +
2.750%), 7/31/2025
b
764,541
Cablevision Lightpath, LLC, Term
Loan
1,574,100
3.750%,  (LIBOR 1M +
3.250%), 12/1/2027
b
1,574,887
CCI Buyer, Inc., Term Loan
402,975
4.500%,  (LIBOR 3M +
3.750%), 12/17/2027
b
404,152
CommScope, Inc., Term Loan
2,420,600
3.337%,  (LIBOR 1M +
3.250%), 4/4/2026
b
2,386,566
DIRECTV Financing, LLC, Term
Loan
2,070,000
5.750%,  (LIBOR 3M +
5.000%), 8/2/2027
b
2,070,994
E.W. Scripps Company, Term Loan
1,309,925
3.750%,  (LIBOR 1M +
3.000%), 1/7/2028
b
1,310,541
iHeartCommunications, Inc., Term
Loan
1,071,631
3.087%,  (LIBOR 1M +
3.000%), 5/1/2026
b
1,063,401
Indy US Bidco, LLC, Term Loan
1,099,475
4.087%,  (LIBOR 1M +
4.000%), 3/5/2028
b
1,101,542
Meredith Corporation, Term Loan
1,361,216
5.250%,  (LIBOR 3M +
4.250%), 1/31/2025
b
1,388,154
Metronet Systems Holdings, LLC,
Term Loan
1,036,292
4.500%,  (LIBOR 1M +
3.750%), 6/2/2028
b
1,037,266

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (14.1%)
a
Value
Communications Services (3.1%) - continued
NEP Group, Inc., Term Loan
$ 2,044,343
3.337%,  (LIBOR 1M +
3.250%), 10/20/2025
b
$ 1,980,784
ORBCOMM, Inc., Term Loan
460,000
5.000%,  (LIBOR 3M +
4.250%), 9/1/2028
b
460,000
Radiate Holdco, LLC, Term Loan
3,746,687
4.250%,  (LIBOR 1M +
3.500%), 9/25/2026
b
3,735,635
Terrier Media Buyer, Inc., Term
Loan
2,118,988
3.587%,  (LIBOR 1M +
3.500%), 12/17/2026
b
2,109,982
Voyage Australia Property, Ltd.,
Term Loan
930,000
4.000%,  (LIBOR 3M +
3.500%), 6/18/2028
b
931,162
WideOpenWest Finance, LLC,
Term Loan
983,303
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
981,720
Xplornet Communications, Inc.,
Term Loan
980,000
0.000%,  (LIBOR 1M +
4.000%), 9/30/2028
b,c,d
977,903
860,000
0.000%,  (LIBOR 1M +
7.000%), 9/30/2029
b,c,d,e
855,700
Total 25,919,278
Consumer Cyclical (1.4%)
AI Aqua Merger Sub, Inc., Delayed
Draw
60,625
0.000%,  (LIBOR 1M +
4.000%), 7/30/2028
b,c,d
60,827
AI Aqua Merger Sub, Inc., Term
Loan
485,000
4.500%,  (LIBOR 1M +
4.000%), 7/30/2028
b
486,615
Carnival Corporation, Term Loan
910,390
3.750%,  (LIBOR 3M +
3.000%), 6/30/2025
b
908,688
Cengage Learning, Inc., Term
Loan
565,000
5.750%,  (LIBOR 3M +
4.750%), 7/14/2026
b
567,531
CP Atlas Buyer, Inc., Term Loan
1,333,300
4.250%,  (LIBOR 1M +
3.750%), 11/23/2027
b
1,324,554
Golden Entertainment, Inc., Term
Loan
2,774,429
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
2,768,658
Michaels Companies, Inc., Term
Loan
1,850,363
5.000%,  (LIBOR 3M +
4.250%), 4/15/2028
b
1,846,902
Raptor Acquisition Corporation,
Term Loan
305,000
4.750%,  (LIBOR 3M +
4.000%), 11/1/2026
b
306,373
Staples, Inc., Term Loan
508,942
4.626%,  (LIBOR 3M +
4.500%), 9/12/2024
b
495,221
Principal
Amount Bank Loans (14.1%)
a
Value
Consumer Cyclical (1.4%) - continued
$ 1,056,793
5.126%,  (LIBOR 3M +
5.000%), 4/12/2026
b
$ 1,014,627
Tenneco, Inc., Term Loan
1,573,161
3.087%,  (LIBOR 1M +
3.000%), 10/1/2025
b
1,546,622
Truck Hero, Inc., Term Loan
368,150
4.000%,  (LIBOR 1M +
3.250%), 2/24/2028
b
366,394
Total 11,693,012
Consumer Non-Cyclical (2.3%)
Adient US, LLC, Term Loan
493,763
3.587%,  (LIBOR 1M +
3.500%), 4/8/2028
b
493,674
Alltech, Inc., Term Loan
806,000
0.000%,  (LIBOR 1M +
4.000%), 10/7/2028
b,c,d,e
807,008
Blue Ribbon, LLC, Term Loan
1,224,500
6.750%,  (LIBOR 3M +
6.000%), 5/7/2028
b,e
1,215,316
Chobani, LLC, Term Loan
811,800
4.500%,  (LIBOR 1M +
3.500%), 10/23/2027
b
811,946
City Brewing Company, LLC, Term
Loan
740,000
4.250%,  (LIBOR 3M +
3.500%), 4/5/2028
b
731,216
CNT Holdings I Corporation, Term
Loan
1,054,700
4.500%,  (LIBOR 3M +
3.750%), 11/8/2027
b
1,056,018
295,000
7.500%,  (LIBOR 3M +
6.750%), 11/6/2028
b
298,688
Endo Luxembourg Finance
Company I Sarl, Term Loan
845,750
5.750%,  (LIBOR 3M +
5.000%), 3/25/2028
b
823,431
Gainwell Acquisition Corporation,
Term Loan
1,820,827
4.750%,  (LIBOR 3M +
4.000%), 10/1/2027
b
1,823,922
Global Medical Response, Inc.,
Term Loan
476,437
0.000%,  (LIBOR 3M +
4.250%), 3/14/2025
b
473,922
4,375,000
0.000%,  (LIBOR 1M +
4.250%), 10/2/2025
b,c,d
4,353,912
Herens US Holdco Corporation,
Term Loan
832,913
4.123%,  (LIBOR 2M +
4.000%), 7/2/2028
b
833,837
Mamba Purchaser, Inc., Term Loan
170,000
7.000%,  (LIBOR 1M +
6.500%), 10/14/2029
b
171,063
Ortho-Clinical Diagnostics SA,
Term Loan
1,298,152
3.080%,  (LIBOR 1M +
3.000%), 6/30/2025
b,c,d
1,297,075
PetSmart, LLC, Term Loan
2,568,563
4.500%,  (LIBOR 3M +
3.750%), 2/12/2028
b
2,569,487

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (14.1%)
a
Value
Consumer Non-Cyclical (2.3%) - continued
Precision Medicine Group, LLC,
Delayed Draw
$ 209,423
0.000%,  (LIBOR 1M +
3.000%), 11/20/2027
b,c,d
$ 208,964
Precision Medicine Group, LLC,
Term Loan
1,593,535
3.750%,  (LIBOR 3M +
3.000%), 11/20/2027
b
1,590,045
Total 19,559,524
Energy (0.2%)
GIP II Blue Holding LP, Term Loan
1,380,000
5.500%,  (LIBOR 3M +
4.500%), 9/22/2028
b
1,382,594
Lealand Finance Company BV,
Term Loan
406,343
0.000%,PIK 3.000%, (LIBOR
1M + 4.000%), 6/30/2025
b,f
181,502
Total 1,564,096
Financials (0.9%)
Asurion, LLC, Term Loan
2,188,463
3.337%,  (LIBOR 1M +
3.250%), 12/23/2026
b
2,165,549
800,975
3.337%,  (LIBOR 1M +
3.250%), 7/31/2027
b
792,965
1,445,000
5.337%,  (LIBOR 1M +
5.250%), 2/3/2028
b
1,439,061
710,000
5.337%,  (LIBOR 1M +
5.250%), 1/15/2029
b
706,599
Digicel International Finance, Ltd.,
Term Loan
1,367,877
3.430%,  (LIBOR 3M +
3.250%), 5/27/2024
b
1,333,681
NCR Corporation, Term Loan
1,277,987
2.630%,  (LIBOR 3M +
2.500%), 8/28/2026
b,e
1,252,428
Tiger Acquisition, LLC, Term Loan
294,263
3.750%,  (LIBOR 3M +
3.250%), 6/1/2028
b
292,194
Total 7,982,477
Technology (2.1%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
1,604,560
3.629%,  (LIBOR 2M +
3.500%), 8/21/2026
b
1,577,764
Crown Subsea Communications
Holding, Inc., Term Loan
1,434,452
5.750%,  (LIBOR 1M +
5.000%), 4/27/2027
b
1,444,608
Gogo Intermediate Holdings, LLC,
Term Loan
1,556,100
4.500%,  (LIBOR 3M +
3.750%), 4/30/2028
b
1,556,754
Lummus Technology Holdings V,
LLC, Term Loan
1,056,197
3.587%,  (LIBOR 1M +
3.500%), 6/30/2027
b
1,052,827
Principal
Amount Bank Loans (14.1%)
a
Value
Technology (2.1%) - continued
Prime Security Services Borrower,
LLC, Term Loan
$ 4,835,700
3.500%,  (LIBOR 3M +
2.750%), 9/23/2026
b
$ 4,826,367
Rackspace Technology Global,
Inc., Term Loan
3,109,375
3.500%,  (LIBOR 3M +
2.750%), 2/9/2028
b
3,086,645
Redstone Holdco 2 LP, Term Loan
937,193
5.500%,  (LIBOR 3M +
4.750%), 4/27/2028
b,e
899,706
534,379
8.500%,  (LIBOR 3M +
7.750%), 8/6/2029
b
514,340
Zayo Group Holdings, Inc., Term
Loan
2,957,421
3.087%,  (LIBOR 1M +
3.000%), 3/9/2027
b
2,909,126
Total 17,868,137
Transportation (0.8%)
AAdvantage Loyalty IP, Ltd., Term
Loan
3,015,000
5.500%,  (LIBOR 3M +
4.750%), 4/20/2028
b
3,138,434
Hertz Corporation, Term Loan
244,388
4.000%,  (LIBOR 1M +
3.500%), 6/30/2028
b
244,612
46,173
4.000%,  (LIBOR 1M +
3.500%), 6/30/2028
b
46,216
Mileage Plus Holdings, LLC, Term
Loan
1,125,000
6.250%,  (LIBOR 3M +
5.250%), 6/20/2027
b
1,197,427
SkyMiles IP, Ltd., Term Loan
1,365,000
4.750%,  (LIBOR 3M +
3.750%), 10/20/2027
b
1,452,961
United Airlines, Inc., Term Loan
970,125
4.500%,  (LIBOR 3M +
3.750%), 4/21/2028
b
983,115
Total 7,062,765
Utilities (0.5%)
CQP Holdco LP, Term Loan
2,194,500
4.250%,  (LIBOR 1M +
3.750%), 6/4/2028
b
2,191,757
EnergySolutions, LLC, Term Loan
822,889
4.750%,  (LIBOR 3M +
3.750%), 5/11/2025
b
822,889
Osmose Utilities Services, Inc.,
Term Loan
190,000
3.750%,  (LIBOR 1M +
3.250%), 6/17/2028
b
189,346
PG&E Corporation, Term Loan
908,705
3.500%,  (LIBOR 3M +
3.000%), 6/23/2025
b
898,200
Total 4,102,192
Total Bank Loans
(cost $119,285,137) 119,453,889

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 62.8% ) Value
Asset-Backed Securities (6.5%)
510 Asset Backed Trust
$ 500,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
g,h
$ 496,385
1,000,000
4.090%,  6/25/2061, Ser.
2021-NPL2, Class A2
g,h
991,774
522 Funding CLO, Ltd.
1,300,000
2.532%,  (LIBOR 3M +
2.400%), 4/20/2030, Ser.
2019-4A, Class CR
b,g
1,300,367
1,350,000
1.172%,  (LIBOR 3M +
1.040%), 10/20/2031, Ser.
2018-3A, Class AR
b,g
1,350,392
1,100,000
3.974%,  (LIBOR 3M +
3.850%), 10/23/2033, Ser.
2020-6A, Class D
b,g
1,102,133
Anchorage Capital CLO 21, Ltd.
1,500,000
2.537%,  (LIBOR 3M +
2.400%), 10/20/2034, Ser.
2021-21A, Class C
b,g
1,500,505
Arch Street CLO, Ltd.
900,000
3.582%,  (LIBOR 3M +
3.450%), 10/20/2028, Ser.
2016-2A, Class DR2
b,g
897,134
Ares LVII CLO, Ltd.
1,100,000
4.474%,  (LIBOR 3M +
4.350%), 10/25/2031, Ser.
2020-57A, Class D
b,g
1,103,089
Babson CLO, Ltd.
1,825,000
3.032%,  (LIBOR 3M +
2.900%), 7/20/2029, Ser.
2018-3A, Class D
b,g
1,791,913
Bardot CLO, Ltd.
1,625,000
2.029%,  (LIBOR 3M +
1.900%), 10/22/2032, Ser.
2019-2A, Class CR
b,g
1,625,317
Benefit Street Partners CLO II, Ltd.
950,000
2.024%,  (LIBOR 3M +
1.900%), 7/15/2029, Ser.
2013-IIA, Class BR2
b,g
941,349
Benefit Street Partners CLO, Ltd.
1,400,000
2.274%,  (LIBOR 3M +
2.150%), 7/15/2032, Ser.
2019-17A, Class CR
b,g
1,400,805
Cent CLO, LP
1,500,000
2.424%,  (LIBOR 3M +
2.300%), 10/25/2028, Ser.
2018-27A, Class B
b,g
1,501,054
College Ave Student Loans, LLC
358,537
1.739%,  (LIBOR 1M +
1.650%), 11/26/2046, Ser.
2017-A, Class A1
b,g
362,939
Colony American Finance, Ltd.
1,050,000
2.239%,  3/26/2029, Ser.
2021-RTL1, Class A1
g,h
1,045,661
Conn's Receivables Funding
62,370
1.710%,  6/16/2025, Ser.
2020-A, Class A
g
62,483
Dewolf Park CLO, Ltd.
1,250,000
2.974%,  (LIBOR 3M +
2.850%), 10/15/2030, Ser.
2017-1A, Class DR
b,g
1,250,047
Principal
Amount Long-Term Fixed Income (62.8%) Value
Asset-Backed Securities (6.5%) - continued
Dryden 36 Senior Loan Fund
$ 950,000
2.174%,  (LIBOR 3M +
2.050%), 4/15/2029, Ser.
2014-36A, Class CR3
b,g
$ 950,528
Education Funding Trust
1,099,348
2.790%,  7/25/2041, Ser.
2020-A, Class A
g
1,118,090
Foundation Finance Trust
126,376
3.300%,  7/15/2033, Ser.
2017-1A, Class A
g
127,749
Freedom ABS Trust
65,077
2.520%,  3/18/2027, Ser.
2020-FP1, Class A
g
65,172
Galaxy XIX CLO, Ltd.
1,675,000
1.974%,  (LIBOR 3M +
1.850%), 7/24/2030, Ser.
2015-19A, Class BRR
b,g
1,675,481
Goldentree Loan Management US
CLO 8, Ltd.
1,600,000
2.132%,  (LIBOR 3M +
2.000%), 10/20/2034, Ser.
2020-8A, Class CR
b,g
1,600,307
Harley Marine Financing, LLC
1,204,163
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
g
1,180,218
LHOME Mortgage Trust
1,500,000
2.363%,  9/25/2026, Ser.
2021-RTL3, Class A1
g,h
1,497,117
Longfellow Place CLO, Ltd.
1,350,000
2.424%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,g
1,350,235
Madison Park Funding XIV, Ltd.
1,250,000
1.528%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,g
1,250,421
Madison Park Funding XXI, Ltd.
1,500,000
2.331%,  (LIBOR 3M +
2.200%), 10/15/2032, Ser.
2016-21A, Class BRR
b,g
1,500,000
Mountain View CLO, Ltd.
1,575,000
2.472%,  (LIBOR 3M +
2.350%), 10/16/2029, Ser.
2017-1A, Class CR
b,g
1,572,554
Myers Park CLO, Ltd.
1,275,000
1.532%,  (LIBOR 3M +
1.400%), 10/20/2030, Ser.
2018-1A, Class A2
b,g
1,275,643
Neuberger Berman CLO, Ltd.
1,500,000
3.124%,  (LIBOR 3M +
3.000%), 10/15/2029, Ser.
2013-15A, Class DR2
b,g
1,499,987
OCP CLO, Ltd.
1,625,000
2.124%,  (LIBOR 3M +
2.000%), 7/15/2030, Ser.
2017-13A, Class BR
b,g
1,624,994
Octagon Investment Partners 50,
Ltd.
1,350,000
4.424%,  (LIBOR 3M +
4.300%), 10/15/2033, Ser.
2020-4A, Class D
b,g
1,356,206

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (62.8%) Value
Asset-Backed Securities (6.5%) - continued
OHA Credit Funding 1, Ltd.
$ 1,085,000
1.582%,  (LIBOR 3M +
1.450%), 10/20/2030, Ser.
2018-1A, Class A2
b,g
$ 1,085,447
OZLM IX, Ltd.
2,000,000
1.682%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,g
2,007,054
Palmer Square Loan Funding, Ltd.
850,000
2.382%,  (LIBOR 3M +
2.250%), 4/20/2027, Ser.
2019-1A, Class B
b,g
851,130
Preston Ridge Partners Mortgage
Trust, LLC
1,150,000
3.474%,  7/25/2026, Ser.
2021-6, Class A2
g,h
1,140,368
ROC Securities Trust Series
525,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
b,g
521,827
Saxon Asset Securities Trust
335,414
3.580%,  8/25/2035, Ser.
2004-2, Class MF2
b
332,855
Shackleton CLO, Ltd.
930,000
2.324%,  (LIBOR 3M +
2.200%), 10/20/2034, Ser.
2021-16A, Class C
b,g
930,166
Sound Point CLO XV, Ltd.
500,000
2.174%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2017-1A, Class CR
b,g
499,900
Sound Point CLO XXI, Ltd.
2,200,000
1.575%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,g
2,200,812
Sound Point CLO, Ltd.
1,550,000
2.382%,  (LIBOR 3M +
2.250%), 1/20/2032, Ser.
2019-1A, Class CR
b,g
1,550,749
TCI-Flatiron CLO, Ltd.
2,170,000
2.322%,  (LIBOR 3M +
2.200%), 1/17/2032, Ser.
2016-1A, Class CR2
b,g
2,172,717
THL Credit Wind River CLO, Ltd.
1,150,000
2.974%,  (LIBOR 3M +
2.850%), 7/15/2028, Ser.
2016-1A, Class DR
b,g
1,149,991
VCAT Asset Securitization, LLC
300,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
g,h
298,473
Whitebox CLO III, Ltd.
1,500,000
2.333%,  (LIBOR 3M +
2.200%), 10/15/2034, Ser.
2021-3A, Class C
b,d,g
1,500,312
Wind River CLO, Ltd.
750,000
2.132%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
b,g
750,204
Total 55,360,054
Principal
Amount Long-Term Fixed Income (62.8%) Value
Basic Materials (1.8%)
Alcoa Nederland Holding BV
$ 680,000 5.500%,  12/15/2027
g
$ 731,000
Anglo American Capital plc
147,000 2.250%,  3/17/2028
g
144,492
BWAY Holding Company
320,000 5.500%,  4/15/2024
g
320,704
Chemours Company
585,000 5.750%,  11/15/2028
g
601,087
Cleveland-Cliffs, Inc.
425,000 5.875%,  6/1/2027 442,000
380,000 4.625%,  3/1/2029
g
393,775
210,000 4.875%,  3/1/2031
g,i
218,662
Consolidated Energy Finance SA
807,000 5.625%,  10/15/2028
g
803,046
DuPont de Nemours, Inc.
148,000 4.725%,  11/15/2028 173,053
First Quantum Minerals, Ltd.
410,000 7.500%,  4/1/2025
g
424,350
550,000 6.875%,  10/15/2027
g
587,125
Freeport-McMoRan, Inc.
290,000 4.550%,  11/14/2024 313,568
575,000 4.125%,  3/1/2028 595,125
740,000 4.250%,  3/1/2030 780,700
Glencore Funding, LLC
220,000 4.000%,  3/27/2027
g
237,757
Hecla Mining Company
190,000 7.250%,  2/15/2028 204,487
Hudbay Minerals, Inc.
465,000 4.500%,  4/1/2026
g
463,837
Ingevity Corporation
785,000 3.875%,  11/1/2028
g
771,223
LYB International Finance III, LLC
206,000 1.250%,  10/1/2025 203,930
Mercer International, Inc.
455,000 5.125%,  2/1/2029 452,370
Mosaic Company
64,000 3.250%,  11/15/2022 65,590
221,000 4.050%,  11/15/2027 245,312
Novelis Corporation
315,000 3.250%,  11/15/2026
g
314,212
140,000 4.750%,  1/30/2030
g
145,600
175,000 3.875%,  8/15/2031
g
170,853
Nutrien, Ltd.
148,000 4.000%,  12/15/2026 163,825
OCI NV
344,000 4.625%,  10/15/2025
g
357,760
Olin Corporation
675,000 5.125%,  9/15/2027 701,156
20,000 5.625%,  8/1/2029 21,845
SCIH Salt Holdings, Inc.
395,000 4.875%,  5/1/2028
g
386,113
SCIL USA Holdings, LLC
590,000 5.375%,  11/1/2026
d,g
594,797
SPCM SA
462,000 3.375%,  3/15/2030
g
451,605
SunCoke Energy, Inc.
280,000 4.875%,  6/30/2029
g
277,900
Syngenta Finance NV
293,000 5.182%,  4/24/2028
g
327,454

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (62.8%) Value
Basic Materials (1.8%) - continued
Unifrax Escrow Issuer Corporation
$ 422,000 5.250%,  9/30/2028
g
$ 420,945
United States Steel Corporation
793,000 6.875%,  3/1/2029
i
848,510
Venator Finance SARL
455,000 5.750%,  7/15/2025
g
425,011
Westlake Chemical Corporation
148,000 3.600%,  8/15/2026 161,780
Xstrata Finance Canada, Ltd.
175,000 4.950%,  11/15/2021
g
175,240
Total 15,117,799
Capital Goods (2.8%)
AECOM
750,000 5.125%,  3/15/2027 827,812
Amsted Industries, Inc.
450,000 5.625%,  7/1/2027
g
468,000
50,000 4.625%,  5/15/2030
g
51,375
Ardagh Packaging Finance plc
905,000 5.250%,  8/15/2027
g
902,737
Boeing Company
316,000 4.875%,  5/1/2025 349,096
206,000 2.196%,  2/4/2026 206,343
220,000 3.250%,  3/1/2028 229,727
294,000 5.150%,  5/1/2030 342,967
Bombardier, Inc.
210,000 7.125%,  6/15/2026
g
220,237
490,000 7.875%,  4/15/2027
g
509,281
380,000 6.000%,  2/15/2028
g
383,325
Brand Industrial Services, Inc.
280,000 8.500%,  7/15/2025
g
278,250
Builders FirstSource, Inc.
285,000 5.000%,  3/1/2030
g
301,031
BWAY Holding Company
600,000 7.250%,  4/15/2025
g
580,932
Carrier Global Corporation
221,000 2.722%,  2/15/2030 226,810
Caterpillar Financial Services
Corporation
135,000 1.450%,  5/15/2025 136,434
CNH Industrial Capital, LLC
82,000 1.950%,  7/2/2023 83,504
Coinbase Global, Inc.
248,000 3.375%,  10/1/2028
g
239,320
Cornerstone Building Brands, Inc.
630,000 6.125%,  1/15/2029
g
653,625
Covanta Holding Corporation
380,000 6.000%,  1/1/2027 392,825
200,000 5.000%,  9/1/2030 199,000
CP Atlas Buyer, Inc.
425,000 7.000%,  12/1/2028
g
411,188
Crown Cork & Seal Company, Inc.
809,000 7.375%,  12/15/2026 995,070
General Electric Company
430,000
3.446%,  (LIBOR 3M +
3.330%), 12/15/2021
b,j
419,250
147,000 3.625%,  5/1/2030 164,678
GFL Environmental, Inc.
352,000 4.000%,  8/1/2028
g
343,200
385,000 3.500%,  9/1/2028
g
383,075
Principal
Amount Long-Term Fixed Income (62.8%) Value
Capital Goods (2.8%) - continued
H&E Equipment Services, Inc.
$ 814,000 3.875%,  12/15/2028
g
$ 807,895
Howmet Aerospace, Inc.
19,000 6.875%,  5/1/2025 22,016
436,000 3.000%,  1/15/2029 429,460
Huntington Ingalls Industries, Inc.
221,000 4.200%,  5/1/2030 248,323
JELD-WEN, Inc.
320,000 4.625%,  12/15/2025
g
322,800
240,000 4.875%,  12/15/2027
g
248,400
John Deere Capital Corporation
221,000 1.500%,  3/6/2028 218,208
KBR, Inc., Convertible
247,000 2.500%,  11/1/2023 421,258
Meritage Homes Corporation
220,000 3.875%,  4/15/2029
g
227,975
Meritor, Inc.
315,000 4.500%,  12/15/2028
g
313,425
Nesco Holdings II, Inc.
265,000 5.500%,  4/15/2029
g
268,313
New Enterprise Stone and Lime
Company, Inc.
620,000 5.250%,  7/15/2028
g
625,506
Otis Worldwide Corporation
201,000 2.056%,  4/5/2025 205,878
Owens-Brockway Glass Container,
Inc.
425,000 5.875%,  8/15/2023
g
447,313
Pactiv Evergreen Group
360,000 4.375%,  10/15/2028
g
355,050
Parker-Hannifin Corporation
198,000 2.700%,  6/14/2024 206,445
Patrick Industries, Inc., Convertible
178,000 1.000%,  2/1/2023 196,241
PGT Innovations, Inc.
481,000 4.375%,  10/1/2029
g
476,791
Raytheon Technologies
Corporation
147,000 4.125%,  11/16/2028 166,597
Republic Services, Inc.
147,000 3.950%,  5/15/2028 164,424
Siemens
Financieringsmaatschappij NV
221,000 1.700%,  3/11/2028
g
218,797
SRM Escrow Issuer, LLC
690,000 6.000%,  11/1/2028
g
717,600
Standard Industries, Inc.
630,000 4.375%,  7/15/2030
g
630,000
Sunpower Corporation,
Convertible
63,000 4.000%,  1/15/2023 95,998
Textron, Inc.
221,000 3.650%,  3/15/2027 240,207
Titan Acquisition, Ltd.
190,000 7.750%,  4/15/2026
g
193,829
TransDigm, Inc.
515,000 6.250%,  3/15/2026
g
537,531
1,390,000 5.500%,  11/15/2027 1,423,013
United Rentals North America, Inc.
610,000 4.875%,  1/15/2028 643,886
310,000 4.000%,  7/15/2030 316,290

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (62.8%) Value
Capital Goods (2.8%) - continued
United Technologies Corporation
$ 222,000 3.950%,  8/16/2025 $ 242,331
Vertiv Group Corporation
186,000 4.125%,  11/15/2028
g
184,838
Victors Merger Corporation
287,000 6.375%,  5/15/2029
g
269,780
W.W. Grainger, Inc.
137,000 1.850%,  2/15/2025 140,371
Waste Pro USA, Inc.
185,000 5.500%,  2/15/2026
g
183,150
WESCO Distribution, Inc.
655,000 7.250%,  6/15/2028
g
722,406
Total 23,431,437
Collateralized Mortgage Obligations (5.7%)
Banc of America Alternative Loan
Trust
570,666
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 568,868
Banc of America Mortgage
Securities Trust
376,743
2.246%,  9/25/2035, Ser.
2005-H, Class 3A1
b
381,140
206,416
2.970%,  9/25/2035, Ser.
2005-H, Class 2A1
b
204,300
Bellemeade Re, Ltd.
630,348
1.689%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,g
630,347
Business Jet Securities, LLC
439,907
2.981%,  11/15/2035, Ser.
2020-1A, Class A
g
442,254
CHL Mortgage Pass-Through Trust
327,532
2.520%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
347,629
242,186
6.000%,  4/25/2037, Ser.
2007-3, Class A18 169,971
161,457
6.000%,  4/25/2037, Ser.
2007-3, Class A33 113,314
841,740
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 625,880
CIM Trust
437,240
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
b,g
456,770
Citigroup Mortgage Loan Trust,
Inc.
1,280,656
2.903%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
1,286,667
Countrywide Alternative Loan Trust
359,433
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 353,638
489,074
5.500%,  5/25/2035, Ser.
2005-J3, Class 1A5 442,086
445,935
5.500%,  10/25/2035, Ser.
2005-46CB, Class A8 407,958
139,618
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 133,649
194,315
7.000%,  10/25/2037, Ser.
2007-24, Class A10 97,662
Principal
Amount Long-Term Fixed Income (62.8%) Value
Collateralized Mortgage Obligations (5.7%) -
continued
Countrywide Home Loan
Mortgage Pass Through Trust
$ 251,268
2.580%,  11/25/2035, Ser.
2005-22, Class 2A1
b
$ 240,614
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
673,341
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 686,023
Eagle Re, Ltd.
300,782
1.889%,  (LIBOR 1M +
1.800%), 4/25/2029, Ser.
2019-1, Class M1B
b,g
301,578
Federal Home Loan Mortgage
Corporation
1,637,827
3.500%,  8/15/2035, Ser.
345, Class C8
k
189,728
Federal Home Loan Mortgage
Corporation - REMIC
14,349,758
1.500%,  12/25/2050, Ser.
5107, Class IO
k
1,212,635
1,245,150
3.000%,  5/15/2027, Ser.
4046, Class GI
k
60,742
1,069,737
3.000%,  7/15/2027, Ser.
4084, Class NI
k
58,863
1,653,969
3.500%,  10/15/2032, Ser.
4119, Class KI
k
189,790
2,295,983
3.000%,  4/15/2033, Ser.
4203, Class DI
k
162,355
Federal National Mortgage
Association - REMIC
961,111
3.000%,  7/25/2027, Ser.
2012-73, Class DI
k
47,742
1,451,981
3.000%,  7/25/2027, Ser.
2012-74, Class AI
k
64,528
2,299,653
3.000%,  8/25/2027, Ser.
2012-95, Class HI
k
97,644
3,433,022
3.000%,  11/25/2027, Ser.
2012-121, Class BI
k
204,932
1,961,450
3.000%,  12/25/2027, Ser.
2012-139, Class DI
k
93,804
967,060
2.500%,  1/25/2028, Ser.
2012-152, Class AI
k
46,552
2,521,822
3.000%,  1/25/2028, Ser.
2012-147, Class EI
k
121,966
762,738
3.000%,  2/25/2028, Ser.
2013-2, Class GI
k
42,121
3,940,493
3.000%,  3/25/2028, Ser.
2013-18, Class IL
k
187,495
1,508,876
2.500%,  6/25/2028, Ser.
2013-87, Class IW
k
78,013
2,002,268
3.000%,  11/25/2031, Ser.
2013-69, Class IO
k
94,423
1,263,093
3.000%,  2/25/2033, Ser.
2013-1, Class YI
k
124,328
16,281,727
1.500%,  2/25/2036, Ser.
2021-1, Class IY
k
1,031,716
8,807,045
1.500%,  2/25/2036, Ser.
2021-3, Class UI
k
464,056
First Horizon Alternative Mortgage
Securities Trust
197,817
2.563%,  7/25/2035, Ser.
2005-AA5, Class 2A1
b
194,235

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (62.8%) Value
Collateralized Mortgage Obligations (5.7%) -
continued
Flagstar Mortgage Trust
$ 1,029,272
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,g
$ 1,056,370
FWD Securitization Trust
818,405
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
b,g
831,104
Genworth Mortgage Insurance
Corporation
650,000
2.139%,  (LIBOR 1M +
2.050%), 10/25/2033, Ser.
2021-2, Class M1A
b,g
654,368
1,250,000
1.949%,  (SOFR30A +
1.900%), 2/25/2034, Ser.
2021-3, Class M1A
b,g
1,250,000
GMAC Mortgage Corporation
Loan Trust
165,966
3.133%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
163,005
82,596
0.589%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
b,l
53,875
35,820
3.127%,  9/19/2035, Ser.
2005-AR5, Class 5A1
b
33,585
Home Equity Asset Trust
829,420
1.409%,  (LIBOR 1M +
1.320%), 8/25/2033, Ser.
2003-2, Class M1
b
836,818
Homeward Opportunities Fund I
Trust
1,500,000
5.684%,  11/25/2058, Ser.
2018-2, Class B2
b,g
1,524,578
IndyMac IMJA Mortgage Loan
Trust
306,551
6.250%,  11/25/2037, Ser.
2007-A3, Class A1 193,880
IndyMac INDA Mortgage Loan
Trust
2,029,690
2.886%,  8/25/2036, Ser.
2006-AR1, Class A1
b
1,910,585
J.P. Morgan Alternative Loan Trust
459,604
3.133%,  3/25/2036, Ser.
2006-A1, Class 2A1
b
466,780
J.P. Morgan Mortgage Trust
295,589
2.605%,  7/25/2035, Ser.
2007-A1, Class 2A1
b
299,189
Legacy Mortgage Asset Trust
1,202,204
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
g,h
1,206,639
Long Beach Mortgage Loan Trust
930,617
1.589%,  (LIBOR 1M +
1.500%), 9/25/2034, Ser.
2004-5, Class M3
b
962,217
Master Asset Securitization Trust
617,324
0.589%,  (LIBOR 1M +
0.500%), 6/25/2036, Ser.
2006-2, Class 2A2
b
116,519
Merrill Lynch Alternative Note
Asset Trust
286,840
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 172,794
Principal
Amount Long-Term Fixed Income (62.8%) Value
Collateralized Mortgage Obligations (5.7%) -
continued
Merrill Lynch Mortgage Investors
Trust
$ 637,427
3.018%,  6/25/2035, Ser.
2005-A5, Class M1
b
$ 410,140
New York Mortgage Trust
441,788
2.944%,  10/25/2060, Ser.
2020-SP2, Class A1
b,g
441,557
Oaktown Re III, Ltd.
103,337
1.489%,  (LIBOR 1M +
1.400%), 7/25/2029, Ser.
2019-1A, Class M1A
b,g
103,382
Oaktown Re VII, Ltd.
600,000
1.650%,  (SOFR30A +
1.600%), 4/25/2034, Ser.
2021-2, Class M1A
b,g
600,000
Palmer Square Loan Funding, Ltd.
1,100,000
1.921%,  (LIBOR 3M +
1.750%), 7/20/2029, Ser.
2021-3A, Class B
b,g
1,101,796
Preston Ridge Partners Mortgage
Trust, LLC
1,248,928
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
b,g
1,250,444
1,021,182
4.750%,  10/25/2024, Ser.
2019-GS1, Class A2
b,g
1,021,891
753,076
3.671%,  8/25/2025, Ser.
2020-2, Class A1
g,h
754,412
Pretium Mortgage Credit Partners,
LLC
850,000
3.844%,  6/27/2060, Ser.
2021-NPL2, Class A2
g,h
843,276
925,000
3.721%,  7/25/2051, Ser.
2021-NPL3, Class A2
g,h
916,411
Residential Accredit Loans, Inc.
Trust
440,299
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 433,136
239,336
5.750%,  9/25/2035, Ser.
2005-QS13, Class 2A3 237,910
213,992
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 208,441
631,177
5.750%,  4/25/2037, Ser.
2007-QS6, Class A28 604,051
251,603
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 246,327
Residential Asset Securitization
Trust
1,124,469
5.500%,  4/25/2035, Ser.
2005-A1, Class A3 1,177,994
Residential Funding Mortgage
Security I Trust
274,496
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 264,051
Sequoia Mortgage Trust
265,424
2.849%,  9/20/2046, Ser.
2007-1, Class 4A1
b
206,785
Silver Hill Trust
833,311
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
b,g
842,551
Starwood Mortgage Residential
Trust
1,375,000
3.970%,  4/25/2060, Ser.
2020-2, Class A2
b,g
1,402,688

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (62.8%) Value
Collateralized Mortgage Obligations (5.7%) -
continued
Structured Adjustable Rate
Mortgage Loan Trust
$ 140,032
2.763%,  7/25/2035, Ser.
2005-15, Class 4A1
b
$ 130,517
Structured Asset Mortgage
Investments, Inc.
324,125
0.709%,  (LIBOR 1M +
0.620%), 12/25/2035, Ser.
2005-AR4, Class A1
b
314,702
Toorak Mortgage Corporation, Ltd.
1,500,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
g,h
1,505,905
Vericrest Opportunity Loan
Transferee
1,150,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
g,h
1,144,305
1,450,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
g,h
1,442,386
1,500,000
4.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
g,h
1,490,201
225,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
g,h
223,482
350,000
4.949%,  4/25/2051, Ser.
2021-NPL7, Class A2
g,h
347,886
1,100,000
4.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
g,h
1,092,471
Wachovia Asset Securitization, Inc.
437,230
0.229%,  (LIBOR 1M +
0.140%), 7/25/2037, Ser.
2007-HE1, Class A
b,g,l
421,667
Washington Mutual Mortgage
Pass-Through Certificates
414,620
6.000%,  3/25/2035, Ser.
2005-1, Class 2A 414,744
ZH Trust
1,350,000
3.262%,  2/18/2027, Ser.
2021-1, Class B
g
1,348,024
1,500,000
3.506%,  10/17/2027, Ser.
2021-2, Class B
g
1,500,469
Total 48,834,324
Commercial Mortgage-Backed Securities (0.1%)
BFLD Trust
1,100,000
1.790%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,g
1,100,660
Total 1,100,660
Communications Services (3.9%)
Altice France SA
205,000 8.125%,  2/1/2027
g
220,375
255,000 5.500%,  1/15/2028
g
255,637
380,000 5.125%,  7/15/2029
g
370,093
886,000 5.500%,  10/15/2029
g
868,475
American Tower Corporation
184,000 3.375%,  5/15/2024 194,164
296,000 4.400%,  2/15/2026 327,359
144,000 1.450%,  9/15/2026 141,858
221,000 3.800%,  8/15/2029 242,797
AT&T, Inc.
301,000 4.450%,  4/1/2024 323,759
Principal
Amount Long-Term Fixed Income (62.8%) Value
Communications Services (3.9%) - continued
$ 296,000 1.700%,  3/25/2026 $ 297,239
433,000 4.300%,  2/15/2030 491,700
Cable One, Inc., Convertible
248,000 1.125%,  3/15/2028
g
242,906
CCO Holdings, LLC
250,000 5.500%,  5/1/2026
g
258,250
515,000 5.125%,  5/1/2027
g
533,669
785,000 4.750%,  3/1/2030
g
810,512
560,000 4.250%,  1/15/2034
g
543,094
Cengage Learning, Inc.
670,000 9.500%,  6/15/2024
g
683,400
Charter Communications
Operating, LLC
197,000 4.500%,  2/1/2024 211,266
223,000 4.908%,  7/23/2025 247,985
221,000 5.050%,  3/30/2029 257,673
Clear Channel Worldwide
Holdings, Inc.
575,000 7.750%,  4/15/2028
g
595,387
Comcast Corporation
118,000 3.700%,  4/15/2024 125,841
118,000 3.950%,  10/15/2025 129,658
178,000 2.350%,  1/15/2027 184,453
369,000 3.400%,  4/1/2030 402,424
Consolidated Communications,
Inc.
275,000 5.000%,  10/1/2028
g
277,750
CSC Holdings, LLC
310,000 5.375%,  2/1/2028
g
319,300
980,000 4.125%,  12/1/2030
g
938,350
Cumulus Media New Holdings,
Inc.
440,000 6.750%,  7/1/2026
g
457,600
Deutsche Telekom International
Finance BV
127,000 2.485%,  9/19/2023
g
130,653
DIRECTV Holdings, LLC
140,000 5.875%,  8/15/2027
g
145,131
Discovery Communications, LLC
122,000 2.950%,  3/20/2023 125,588
DISH DBS Corporation
400,000 7.375%,  7/1/2028 420,500
Entercom Media Corporation
708,000 6.500%,  5/1/2027
g
709,770
Fox Corporation
242,000 4.030%,  1/25/2024 257,672
148,000 4.709%,  1/25/2029 170,995
Front Range BidCo, Inc.
285,000 4.000%,  3/1/2027
g
276,806
277,000 6.125%,  3/1/2028
g
270,362
Frontier Communications
Corporation
380,000 5.875%,  10/15/2027
g
398,050
GCI, LLC
425,000 4.750%,  10/15/2028
g
439,875
Gray Escrow II, Inc.
1,000,000 5.375%,  11/15/2031
d,g
1,010,000
Gray Television, Inc.
425,000 4.750%,  10/15/2030
g
419,213
Hughes Satellite Systems
Corporation
220,000 6.625%,  8/1/2026 249,414

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (62.8%) Value
Communications Services (3.9%) - continued
iHeartCommunications, Inc.
$ 470,000 4.750%,  1/15/2028
g
$ 472,937
LCPR Senior Secured Financing
DAC
415,000 6.750%,  10/15/2027
g
435,750
Level 3 Financing, Inc.
455,000 4.625%,  9/15/2027
g
466,375
920,000 4.250%,  7/1/2028
g
909,549
NBN Company, Ltd.
265,000 2.625%,  5/5/2031
g
266,974
Netflix, Inc.
164,000 5.875%,  2/15/2025 185,935
656,000 4.875%,  4/15/2028 751,527
149,000 5.875%,  11/15/2028 181,363
Nexstar Escrow Corporation
770,000 5.625%,  7/15/2027
g
812,350
NTT Finance Corporation
177,000 1.162%,  4/3/2026
g
174,347
Omnicom Group, Inc.
220,000 4.200%,  6/1/2030 249,658
Radiate Holdco, LLC
250,000 6.500%,  9/15/2028
g
250,000
Scripps Escrow II, Inc.
205,000 5.375%,  1/15/2031
g
200,644
Scripps Escrow, Inc.
335,000 5.875%,  7/15/2027
g
340,025
Sinclair Television Group, Inc.
695,000 5.500%,  3/1/2030
g
664,594
Sirius XM Radio, Inc.
535,000 5.000%,  8/1/2027
g
558,406
285,000 4.000%,  7/15/2028
g
287,052
100,000 4.125%,  7/1/2030
g
99,554
Sprint Capital Corporation
903,000 6.875%,  11/15/2028 1,141,789
405,000 8.750%,  3/15/2032 606,184
Sprint Corporation
1,545,000 7.625%,  2/15/2025 1,796,062
Telesat Canada
235,000 4.875%,  6/1/2027
g
209,968
90,000 6.500%,  10/15/2027
g
73,039
Terrier Media Buyer, Inc.
270,000 8.875%,  12/15/2027
g
285,525
T-Mobile USA, Inc.
176,000 3.500%,  4/15/2025 187,711
295,000 3.875%,  4/15/2030 322,554
85,000 2.875%,  2/15/2031 84,469
United States Cellular Corporation
415,000 6.700%,  12/15/2033 516,489
Uniti Fiber Holdings, Inc.,
Convertible
74,000 4.000%,  6/15/2024
g
101,565
Uniti Group, LP
130,000 4.750%,  4/15/2028
g
130,509
350,000 6.500%,  2/15/2029
g
354,055
Univision Communications, Inc.
370,000 6.625%,  6/1/2027
g
400,270
Verizon Communications, Inc.
296,000 2.100%,  3/22/2028 296,820
221,000 3.150%,  3/22/2030 234,039
148,000 2.550%,  3/21/2031 149,154
328,000 2.355%,  3/15/2032
g
323,107
Principal
Amount Long-Term Fixed Income (62.8%) Value
Communications Services (3.9%) - continued
Viacom, Inc.
$ 107,000 5.875%,  2/28/2057
b
$ 107,100
Viasat, Inc.
540,000 5.625%,  9/15/2025
g
547,762
125,000 6.500%,  7/15/2028
g
131,250
Vodafone Group plc
164,000 7.000%,  4/4/2079
b
198,290
VTR Finance NV
310,000 6.375%,  7/15/2028
g
330,444
Walt Disney Company
148,000 3.800%,  3/22/2030 166,735
Ziggo BV
692,000 5.500%,  1/15/2027
g
709,300
195,000 4.875%,  1/15/2030
g
198,291
Total 32,886,524
Consumer Cyclical (5.6%)
1011778 B.C., ULC
700,000 4.375%,  1/15/2028
g
703,668
Allen Media, LLC
436,000 10.500%,  2/15/2028
g
467,065
Allied Universal Holdco, LLC
215,000 6.625%,  7/15/2026
g
225,885
765,000 4.625%,  6/1/2028
g
758,819
380,000 6.000%,  6/1/2029
g
373,971
Allison Transmission, Inc.
95,000 4.750%,  10/1/2027
g
98,562
660,000 3.750%,  1/30/2031
g
634,425
Amazon.com, Inc.
292,000 1.650%,  5/12/2028 291,045
147,000 1.500%,  6/3/2030 142,255
American Axle & Manufacturing,
Inc.
740,000 6.500%,  4/1/2027
i
772,375
American Honda Finance
Corporation
135,000 1.200%,  7/8/2025 134,706
Arko Corporation
310,000 5.125%,  11/15/2029
g
302,591
Ashton Woods USA, LLC
280,000 4.625%,  8/1/2029
g
277,550
Best Buy Company, Inc.
147,000 1.950%,  10/1/2030 141,933
Bloomin' Brands, Inc., Convertible
60,000 5.000%,  5/1/2025 120,261
Boyd Gaming Corporation
430,000 4.750%,  6/15/2031
g
442,366
Boyne USA, Inc.
330,000 4.750%,  5/15/2029
g
337,425
Brookfield Residential Properties,
Inc.
385,000 6.250%,  9/15/2027
g
400,881
525,000 5.000%,  6/15/2029
g
526,969
Burlington Stores, Inc., Convertible
217,000 2.250%,  4/15/2025 310,943
Caesars Entertainment, Inc.
240,000 8.125%,  7/1/2027
g
268,812
481,000 4.625%,  10/15/2029
g
483,309
Carnival Corporation
464,000 7.625%,  3/1/2026
g
488,866

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (62.8%) Value
Consumer Cyclical (5.6%) - continued
$ 700,000 5.750%,  3/1/2027
g
$ 712,250
460,000 4.000%,  8/1/2028
g
460,000
310,000 6.000%,  5/1/2029
d,g
309,806
Cedar Fair, LP
630,000 5.250%,  7/15/2029 652,825
Churchill Downs, Inc.
265,000 4.750%,  1/15/2028
g
273,944
Cinemark USA, Inc.
210,000 5.875%,  3/15/2026
g
210,525
Clarios Global, LP
185,000 8.500%,  5/15/2027
g
196,520
Colt Merger Sub, Inc.
686,000 6.250%,  7/1/2025
g
721,569
D.R. Horton, Inc.
69,000 2.600%,  10/15/2025 71,873
Daimler Finance North America,
LLC
221,000 1.450%,  3/2/2026
g
219,953
Dana, Inc.
540,000 5.625%,  6/15/2028 571,050
Darden Restaurants, Inc.
296,000 3.850%,  5/1/2027 321,775
Dick's Sporting Goods Inc.,
Convertible
54,000 3.250%,  4/15/2025 205,661
Empire Communities Corporation
495,000 7.000%,  12/15/2025
g
512,325
Expedia Group, Inc.
221,000 4.625%,  8/1/2027 247,435
220,000 3.250%,  2/15/2030 226,182
Expedia Group, Inc., Convertible
48,000 Zero Coupon,  2/15/2026
g
51,820
Ford Motor Company
395,000 9.000%,  4/22/2025 474,987
140,000 9.625%,  4/22/2030 201,688
414,000 7.450%,  7/16/2031 548,032
Ford Motor Company, Convertible
405,000 Zero Coupon,  3/15/2026
g
479,069
Ford Motor Credit Company, LLC
740,000 4.063%,  11/1/2024 776,038
715,000 4.134%,  8/4/2025 755,219
1,149,000 2.700%,  8/10/2026 1,147,667
Forestar Group, Inc.
340,000 3.850%,  5/15/2026
g
339,997
Gap, Inc.
144,000 3.625%,  10/1/2029
g
141,120
General Motors Company
143,000 5.400%,  10/2/2023 154,729
143,000 6.125%,  10/1/2025 165,967
221,000 6.800%,  10/1/2027 272,420
General Motors Financial
Company, Inc.
245,000 3.950%,  4/13/2024 259,912
124,000 1.200%,  10/15/2024 123,788
199,000 2.900%,  2/26/2025 207,074
135,000 2.750%,  6/20/2025 140,167
150,000 5.700%,  9/30/2030
b,j
172,875
147,000 2.700%,  6/10/2031 145,295
Goodyear Tire & Rubber Company
315,000 5.000%,  7/15/2029
g
332,325
195,000 5.250%,  7/15/2031
g
207,519
Principal
Amount Long-Term Fixed Income (62.8%) Value
Consumer Cyclical (5.6%) - continued
Guitar Center Escrow Issuer II, Inc.
$ 144,000 8.500%,  1/15/2026
g
$ 153,360
Hanesbrands, Inc.
415,000 4.875%,  5/15/2026
g
443,629
Harley-Davidson Financial
Services, Inc.
211,000 4.050%,  2/4/2022
g
212,875
Herc Holdings, Inc.
440,000 5.500%,  7/15/2027
g
458,700
Hilton Domestic Operating
Company, Inc.
910,000 4.875%,  1/15/2030 971,407
Hilton Grand Vacations Borrower
Escrow, LLC
600,000 5.000%,  6/1/2029
g
611,850
Hyundai Capital America
119,000 1.800%,  10/15/2025
g
119,151
221,000 3.000%,  2/10/2027
g
230,022
147,000 2.100%,  9/15/2028
g
143,348
International Game Technology plc
545,000 5.250%,  1/15/2029
g
572,931
KB Home
395,000 4.800%,  11/15/2029 425,612
Kohl's Corporation
221,000 3.375%,  5/1/2031 224,365
L Brands, Inc.
880,000 6.625%,  10/1/2030
g
984,500
100,000 6.875%,  11/1/2035 121,494
Landry's, Inc.
425,000 6.750%,  10/15/2024
g
426,062
Lennar Corporation
201,000 4.875%,  12/15/2023 215,492
67,000 5.875%,  11/15/2024 74,694
138,000 4.750%,  5/30/2025 151,455
Lowe's Companies, Inc.
220,000 4.000%,  4/15/2025 239,541
293,000 4.500%,  4/15/2030 341,604
Macy's Retail Holdings, LLC
420,000 5.875%,  4/1/2029
g
447,588
Magic MergerCo, Inc.
665,000 5.250%,  5/1/2028
g
671,650
Marriott International, Inc.
271,000 3.750%,  10/1/2025
i
290,799
220,000 4.625%,  6/15/2030 250,526
Mattamy Group Corporation
700,000 5.250%,  12/15/2027
g
728,000
McDonald's Corporation
442,000 3.800%,  4/1/2028 493,028
MGM Resorts International
385,000 6.000%,  3/15/2023 406,260
450,000 5.750%,  6/15/2025 486,000
Nissan Motor Company, Ltd.
179,000 3.043%,  9/15/2023
g
185,111
O'Reilly Automotive, Inc.
221,000 3.900%,  6/1/2029 245,958
Penn National Gaming, Inc.
405,000 4.125%,  7/1/2029
g
394,875
PetSmart, Inc.
690,000 4.750%,  2/15/2028
g
708,975
385,000 7.750%,  2/15/2029
g
416,077

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (62.8%) Value
Consumer Cyclical (5.6%) - continued
Prime Security Services Borrower,
LLC
$ 1,320,000 5.750%,  4/15/2026
g
$ 1,411,938
Procter & Gamble Company
147,000 1.200%,  10/29/2030 139,001
Real Hero Merger Sub 2, Inc.
355,000 6.250%,  2/1/2029
g
364,762
Realogy Group, LLC
570,000 5.750%,  1/15/2029
g
590,663
Rite Aid Corporation
525,000 7.500%,  7/1/2025
g
526,313
Ross Stores, Inc.
147,000 1.875%,  4/15/2031 141,585
Royal Caribbean Cruises, Ltd.
635,000 9.125%,  6/15/2023
g
689,470
710,000 4.250%,  7/1/2026
g
688,700
300,000 5.500%,  4/1/2028
g
305,250
Scientific Games International, Inc.
430,000 5.000%,  10/15/2025
g
442,702
650,000 7.250%,  11/15/2029
g
734,552
SeaWorld Parks and
Entertainment, Inc.
496,000 5.250%,  8/15/2029
g
505,300
Six Flags Theme Parks, Inc.
320,000 7.000%,  7/1/2025
g
340,000
Staples, Inc.
700,000 7.500%,  4/15/2026
g
707,553
Target Corporation
147,000 2.350%,  2/15/2030 151,597
Tenneco, Inc.
550,000 5.000%,  7/15/2026
i
536,388
Toll Brothers Finance Corporation
274,000 5.875%,  2/15/2022 274,384
220,000 4.350%,  2/15/2028 240,075
Toyota Motor Credit Corporation
220,000 1.900%,  4/6/2028 221,470
TripAdvisor, Inc., Convertible
61,000 0.250%,  4/1/2026
g
54,522
Uber Technologies, Inc.
270,000 6.250%,  1/15/2028
g
289,926
Vail Resorts, Inc., Convertible
62,000 Zero Coupon,  1/1/2026
g
68,091
Vista Outdoor, Inc.
555,000 4.500%,  3/15/2029
g
555,694
Volkswagen Group of America
Finance, LLC
200,000 4.250%,  11/13/2023
g
213,297
68,000 3.350%,  5/13/2025
g
72,058
Wabash National Corporation
500,000 4.500%,  10/15/2028
g
486,115
Wyndham Destinations, Inc.
435,000 6.625%,  7/31/2026
g
485,756
Wyndham Hotels & Resorts, Inc.
245,000 4.375%,  8/15/2028
g
253,097
Yum! Brands, Inc.
665,000 4.750%,  1/15/2030
g
709,888
ZF North America Capital, Inc.
350,000 4.750%,  4/29/2025
g
376,688
Total 47,139,857
Principal
Amount Long-Term Fixed Income (62.8%) Value
Consumer Non-Cyclical (4.7%)
Abbott Laboratories
$ 296,000 3.875%,  9/15/2025 $ 322,859
AbbVie, Inc.
117,000 2.900%,  11/6/2022 119,659
217,000 2.300%,  11/21/2022 220,759
126,000 2.800%,  3/15/2023 128,784
555,000 3.600%,  5/14/2025 595,054
295,000 3.200%,  11/21/2029 315,246
Agilent Technologies, Inc.
147,000 2.300%,  3/12/2031 146,254
Albertson's Companies, Inc.
664,000 3.500%,  3/15/2029
g
654,495
315,000 4.875%,  2/15/2030
g
337,633
Altria Group, Inc.
182,000 4.400%,  2/14/2026 201,939
147,000 4.800%,  2/14/2029 167,454
Amgen, Inc.
221,000 2.450%,  2/21/2030 224,585
Anheuser-Busch Companies, LLC
124,000 3.650%,  2/1/2026 134,802
Anheuser-Busch InBev Worldwide,
Inc.
295,000 4.750%,  1/23/2029 346,358
Anthem, Inc.
259,000 2.375%,  1/15/2025 267,958
220,000 2.550%,  3/15/2031 224,635
AstraZeneca Finance, LLC
293,000 1.750%,  5/28/2028 291,810
AstraZeneca plc
297,000 0.700%,  4/8/2026 288,475
BAT Capital Corporation
178,000 3.222%,  8/15/2024 187,181
BAT International Finance plc
135,000 1.668%,  3/25/2026 133,505
Bausch Health Companies, Inc.
715,000 5.000%,  1/30/2028
g
659,959
460,000 5.000%,  2/15/2029
g
422,050
Becton, Dickinson and Company
221,000 2.823%,  5/20/2030 229,881
Boston Scientific Corporation
265,000 3.450%,  3/1/2024 279,471
Bunge, Ltd. Finance Corporation
292,000 2.750%,  5/14/2031 294,148
Centene Corporation
705,000 4.250%,  12/15/2027 738,487
370,000 4.625%,  12/15/2029 399,138
939,000 3.000%,  10/15/2030 954,381
Central Garden & Pet Company
565,000 4.125%,  10/15/2030 569,209
Community Health Systems, Inc.
250,000 5.625%,  3/15/2027
g
261,612
260,000 6.000%,  1/15/2029
g
273,650
625,000 6.875%,  4/15/2029
g
642,969
Conagra Brands, Inc.
118,000 4.300%,  5/1/2024 127,076
Constellation Brands, Inc.
295,000 3.150%,  8/1/2029 313,375
CVS Health Corporation
117,000 4.100%,  3/25/2025 127,379
115,000 4.300%,  3/25/2028 130,198

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (62.8%) Value
Consumer Non-Cyclical (4.7%) - continued
DaVita, Inc.
$ 675,000 4.625%,  6/1/2030
g
$ 678,348
Diageo Capital plc
161,000 1.375%,  9/29/2025 161,841
Edgewell Personal Care Company
340,000 5.500%,  6/1/2028
g
355,693
Encompass Health Corporation
660,000 4.500%,  2/1/2028 671,944
Endo Finance, LLC
220,000 9.500%,  7/31/2027
g,i
218,350
Energizer Holdings, Inc.
105,000 4.750%,  6/15/2028
g
104,869
435,000 4.375%,  3/31/2029
g
416,839
Estee Lauder Companies, Inc.
148,000 1.950%,  3/15/2031 146,666
General Mills, Inc.
148,000 4.200%,  4/17/2028 167,651
Gilead Sciences, Inc.
220,000 2.950%,  3/1/2027 233,136
H. J. Heinz Company
130,000 5.200%,  7/15/2045 165,340
HCA, Inc.
1,560,000 5.375%,  2/1/2025 1,735,500
369,000 5.250%,  6/15/2026 418,434
190,000 5.875%,  2/1/2029 226,140
HLF Financing Sarl, LLC
816,000 4.875%,  6/1/2029
g
821,900
Humana, Inc.
146,000 2.150%,  2/3/2032 141,251
Imperial Brands Finance plc
127,000 3.125%,  7/26/2024
g
132,669
Jazz Investments I, Ltd.,
Convertible
230,000 2.000%,  6/15/2026 267,733
JBS USA Food Company
140,000 5.750%,  1/15/2028
g
145,951
JBS USA, LLC
505,000 6.500%,  4/15/2029
g
558,656
440,000 5.500%,  1/15/2030
g
481,800
Keurig Dr Pepper, Inc.
295,000 2.250%,  3/15/2031
i
292,134
Kraft Foods Group, Inc.
385,000 5.000%,  6/4/2042 475,857
Kraft Heinz Foods Company
220,000 3.875%,  5/15/2027 238,399
830,000 4.625%,  1/30/2029 944,142
965,000 3.750%,  4/1/2030 1,048,914
290,000 4.250%,  3/1/2031 327,533
Kroger Company
148,000 4.500%,  1/15/2029 172,254
Mattel, Inc.
550,000 3.375%,  4/1/2026
g
565,802
McKesson Corporation
136,000 0.900%,  12/3/2025 132,712
219,000 1.300%,  8/15/2026 214,676
Molina Healthcare, Inc.
590,000 4.375%,  6/15/2028
g
610,650
Mozart Debt Merger Sub, Inc.
651,000 3.875%,  4/1/2029
g
647,745
622,000 5.250%,  10/1/2029
g
631,330
Principal
Amount Long-Term Fixed Income (62.8%) Value
Consumer Non-Cyclical (4.7%) - continued
MPH Acquisition Holdings, LLC
$ 425,000 5.750%,  11/1/2028
g,i
$ 387,640
Mylan, Inc.
127,000 4.200%,  11/29/2023 134,453
Novartis Capital Corporation
133,000 1.750%,  2/14/2025 135,679
92,000 3.000%,  11/20/2025 98,238
Ortho-Clinical Diagnostics, Inc.
270,000 7.250%,  2/1/2028
g
287,550
Par Pharmaceutical, Inc.
490,000 7.500%,  4/1/2027
g
494,288
PepsiCo, Inc.
221,000 1.625%,  5/1/2030 215,539
Philip Morris International, Inc.
319,000 1.500%,  5/1/2025 321,632
Pilgrim's Pride Corporation
416,000 3.500%,  3/1/2032
g
417,040
QBE Insurance Group, Ltd.
156,000 5.875%,  5/12/2025
b,g,i,j
170,430
Royalty Pharma plc
343,000 1.200%,  9/2/2025 337,960
Scotts Miracle-Gro Company
575,000 4.500%,  10/15/2029 599,127
SEG Holding, LLC
670,000 5.625%,  10/15/2028
g
705,175
Simmons Foods, Inc.
550,000 4.625%,  3/1/2029
g
555,500
Spectrum Brands, Inc.
335,000 5.000%,  10/1/2029
g
357,613
205,000 5.500%,  7/15/2030
g
221,400
Stryker Corporation
149,000 3.650%,  3/7/2028 164,332
Syneos Health, Inc.
505,000 3.625%,  1/15/2029
g
498,435
Sysco Corporation
273,000 5.650%,  4/1/2025 310,665
147,000 5.950%,  4/1/2030 186,052
Teleflex, Inc.
480,000 4.625%,  11/15/2027 497,400
100,000 4.250%,  6/1/2028
g
102,745
Tenet Healthcare Corporation
152,000 4.625%,  7/15/2024 153,900
1,300,000 5.125%,  11/1/2027
g
1,358,500
185,000 6.125%,  10/1/2028
g
194,241
Teva Pharmaceutical Finance
Netherlands III BV
295,000 2.800%,  7/21/2023 297,154
495,000 3.150%,  10/1/2026 466,538
Thermo Fisher Scientific, Inc.
138,000 4.133%,  3/25/2025 150,589
146,000 1.750%,  10/15/2028 143,837
147,000 4.497%,  3/25/2030 173,040
TreeHouse Foods, Inc.
239,000 4.000%,  9/1/2028
i
228,268
United Natural Foods, Inc.
470,000 6.750%,  10/15/2028
g
508,775
UnitedHealth Group, Inc.
369,000 3.850%,  6/15/2028 415,689
Universal Health Services, Inc.
219,000 1.650%,  9/1/2026
g
215,625

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (62.8%) Value
Consumer Non-Cyclical (4.7%) - continued
$ 73,000 2.650%,  1/15/2032
g
$ 71,648
Viatris, Inc.
135,000 1.650%,  6/22/2025
g
135,228
VRX Escrow Corporation
873,000 6.125%,  4/15/2025
g
889,168
Winnebago Industries, Inc.,
Convertible
196,000 1.500%,  4/1/2025 251,034
Zoetis, Inc.
189,000 3.250%,  2/1/2023 194,013
222,000 3.900%,  8/20/2028 248,568
Total 39,579,995
Energy (4.3%)
Antero Resources Corporation
650,000 5.375%,  3/1/2030
g
688,025
Apache Corporation
170,000 4.875%,  11/15/2027 184,450
485,000 4.375%,  10/15/2028 521,293
215,000 5.100%,  9/1/2040 240,940
Archrock Partners, LP
585,000 6.250%,  4/1/2028
g
605,475
BP Capital Markets America, Inc.
353,000 4.234%,  11/6/2028 402,607
BP Capital Markets plc
156,000 4.875%,  3/22/2030
b,j
169,815
Buckeye Partners, LP
380,000 3.950%,  12/1/2026 389,565
Canadian Natural Resources, Ltd.
369,000 2.050%,  7/15/2025 374,608
Cenovus Energy, Inc.
473,000 5.375%,  7/15/2025 531,348
Cheniere Corpus Christi Holdings,
LLC
302,000 5.875%,  3/31/2025 338,065
Cheniere Energy Partners, LP
401,000 4.500%,  10/1/2029 428,140
325,000 3.250%,  1/31/2032
g
322,140
Cheniere Energy, Inc.
200,000 4.625%,  10/15/2028 209,740
Cheniere Energy, Inc., Convertible
40,000 4.250%,  3/15/2045 34,079
CNX Resources Corporation
330,000 6.000%,  1/15/2029
g
348,150
CNX Resources Corporation,
Convertible
201,000 2.250%,  5/1/2026 272,171
Comstock Resources, Inc.
235,000 6.750%,  3/1/2029
g
252,625
330,000 5.875%,  1/15/2030
g
343,134
Continental Resources, Inc.
445,000 4.375%,  1/15/2028 485,606
265,000 5.750%,  1/15/2031
g
317,337
Coterra Energy, Inc.
296,000 4.375%,  6/1/2024
g
316,818
CQP Holdco, LP
175,000 5.500%,  6/15/2031
g
182,000
Devon Energy Corporation
135,000 5.250%,  9/15/2024
g
148,248
294,000 4.500%,  1/15/2030
g
319,555
Principal
Amount Long-Term Fixed Income (62.8%) Value
Energy (4.3%) - continued
Diamondback Energy, Inc.
$ 123,000 2.875%,  12/1/2024 $ 128,000
74,000 3.125%,  3/24/2031 76,416
DT Midstream, Inc.
445,000 4.125%,  6/15/2029
g
448,182
130,000 4.375%,  6/15/2031
g
131,711
Enagas SA
820,000 5.500%,  1/15/2028
g
822,977
Enbridge, Inc.
147,000 3.700%,  7/15/2027 160,463
459,000 6.250%,  3/1/2078
b
506,561
Encana Corporation
195,000 6.625%,  8/15/2037 264,958
Endeavor Energy Resources, LP
330,000 5.750%,  1/30/2028
g
346,500
Energean Israel Finance, Ltd.
470,000 4.500%,  3/30/2024
g
479,400
Energy Transfer Operating, LP
139,000 4.200%,  9/15/2023 146,541
408,000 5.875%,  1/15/2024 443,396
221,000 3.750%,  5/15/2030 235,549
EnLink Midstream Partners, LP
480,000 4.850%,  7/15/2026 499,200
Enterprise Products Operating,
LLC
148,000 4.150%,  10/16/2028 167,346
355,000 4.875%,  8/16/2077
b
350,626
EQM Midstream Partners, LP
725,000 6.500%,  7/1/2027
g
806,562
EQT Corporation
130,000 3.125%,  5/15/2026
g
130,975
455,000 3.900%,  10/1/2027 485,712
EQT Corporation, Convertible
231,000 1.750%,  5/1/2026 361,010
Equinor ASA
139,000 2.875%,  4/6/2025 146,507
Exxon Mobil Corporation
296,000 2.992%,  3/19/2025 312,901
Genesis Energy, LP
195,000 6.500%,  10/1/2025 192,211
190,000 8.000%,  1/15/2027 190,893
Halliburton Company
147,000 2.920%,  3/1/2030 151,890
Harvest Midstream, LP
585,000 7.500%,  9/1/2028
g
614,250
Hess Corporation
82,000 3.500%,  7/15/2024 86,088
Hess Midstream Operations, LP
415,000 5.625%,  2/15/2026
g
430,044
Hilcorp Energy I, LP
470,000 5.750%,  2/1/2029
g
477,050
ITT Holdings, LLC
475,000 6.500%,  8/1/2029
g
476,187
Kinder Morgan Energy Partners,
LP
223,000 3.450%,  2/15/2023 229,321
Laredo Petroleum, Inc.
785,000 7.750%,  7/31/2029
g
773,225
Marathon Oil Corporation
148,000 4.400%,  7/15/2027 164,131

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (62.8%) Value
Energy (4.3%) - continued
Marathon Petroleum Corporation
$ 411,000 4.700%,  5/1/2025 $ 454,094
MPLX, LP
170,000 6.875%,  2/15/2023
b,j
172,550
370,000 1.750%,  3/1/2026 368,558
Murphy Oil Corporation
350,000 5.875%,  12/1/2027 364,437
Nabors Industries, Ltd.
555,000 7.250%,  1/15/2026
g
538,350
National Fuel Gas Company
296,000 5.500%,  1/15/2026 337,878
Newfield Exploration Company
522,000 5.625%,  7/1/2024 574,748
147,000 5.375%,  1/1/2026 163,712
NGL Energy Operating, LLC
380,000 7.500%,  2/1/2026
g
385,347
NGL Energy Partners, LP
265,000 7.500%,  11/1/2023 254,400
NuStar Logistics, LP
515,000 5.750%,  10/1/2025 551,050
Oasis Petroleum, Inc.
360,000 6.375%,  6/1/2026
g
380,700
Occidental Petroleum Corporation
170,000 3.450%,  7/15/2024 173,825
520,000 3.400%,  4/15/2026 530,577
145,000 8.500%,  7/15/2027 180,525
1,090,000 3.500%,  8/15/2029 1,106,350
280,000 6.450%,  9/15/2036 356,300
585,000 4.400%,  4/15/2046 591,883
ONEOK, Inc.
222,000 2.200%,  9/15/2025 226,196
Ovintiv, Inc.
270,000 7.375%,  11/1/2031 365,611
PBF Holding Company, LLC
225,000 9.250%,  5/15/2025
g
218,250
Pioneer Natural Resources
Company
222,000 1.900%,  8/15/2030 210,745
Pioneer Natural Resources
Company, Convertible
137,000 0.250%,  5/15/2025 242,116
Plains All American Pipeline, LP
41,000 6.125%,  11/15/2022
b,j
37,003
364,000 4.650%,  10/15/2025 399,607
Precision Drilling Corporation
420,000 6.875%,  1/15/2029
g
433,650
Sabine Pass Liquefaction, LLC
221,000 4.200%,  3/15/2028 245,046
Schlumberger Finance Canada,
Ltd.
135,000 1.400%,  9/17/2025 134,884
Schlumberger Holdings
Corporation
93,000 4.300%,  5/1/2029
g
104,667
Shell International Finance BV
139,000 2.375%,  4/6/2025 144,278
SM Energy Company
200,000 6.500%,  7/15/2028
i
210,000
Southwestern Energy Company
260,000 5.375%,  2/1/2029
g
274,300
Principal
Amount Long-Term Fixed Income (62.8%) Value
Energy (4.3%) - continued
Summit Midstream Holdings, LLC
$ 434,000 8.500%,  10/15/2026
d,g
$ 436,270
Suncor Energy, Inc.
135,000 3.100%,  5/15/2025 142,473
Sunoco, LP
495,000 5.875%,  3/15/2028 523,987
337,000 4.500%,  4/30/2030
g
339,972
Targa Resources Partners, LP
315,000 5.375%,  2/1/2027 326,025
325,000 5.000%,  1/15/2028 342,011
155,000 4.875%,  2/1/2031 167,126
Teine Energy, Ltd.
320,000 6.875%,  4/15/2029
g
325,600
Transocean Proteus, Ltd.
143,000 6.250%,  12/1/2024
g
144,430
Transocean, Inc.
355,000 11.500%,  1/30/2027
g
362,100
USA Compression Partners, LP
210,000 6.875%,  4/1/2026 217,088
Venture Global Calcasieu Pass,
LLC
440,000 3.875%,  8/15/2029
g
447,700
250,000 4.125%,  8/15/2031
g
258,738
Vine Energy Holdings, LLC
340,000 6.750%,  4/15/2029
g
365,075
W&T Offshore, Inc.
180,000 9.750%,  11/1/2023
g
174,825
Weatherford International, Ltd.
496,000 8.625%,  4/30/2030
g
509,476
Western Gas Partners, LP
120,000 4.000%,  7/1/2022 121,200
Western Midstream Operating, LP
680,000 3.950%,  6/1/2025 716,247
230,000 5.500%,  8/15/2048 274,569
Williams Companies, Inc.
147,000 2.600%,  3/15/2031 147,292
Total 36,736,558
Financials (9.5%)
AerCap Ireland Capital DAC
110,000 3.150%,  2/15/2024 114,280
220,000 6.500%,  7/15/2025 254,924
384,000 3.000%,  10/29/2028 389,349
Air Lease Corporation
289,000 4.650%,  6/15/2026
b,j
298,754
Aircastle, Ltd.
290,000 5.250%,  6/15/2026
b,g,j
297,250
147,000 2.850%,  1/26/2028
g
148,014
Alliant Holdings Intermediate, LLC
248,000 6.750%,  10/15/2027
g
256,060
Ally Financial, Inc.
782,000 5.750%,  11/20/2025 887,732
328,000 4.700%,  5/15/2026
b,j
339,890
167,000 4.700%,  5/15/2028
b,j
169,922
148,000 8.000%,  11/1/2031 211,910
Altice Financing SA
205,000 5.750%,  8/15/2029
g
201,669
American Express Company
124,000 3.400%,  2/22/2024 130,822
210,000 3.550%,  9/15/2026
b,j
211,050

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (62.8%) Value
Financials (9.5%) - continued
American Finance Trust, Inc.
$ 374,000 4.500%,  9/30/2028
g
$ 374,000
American Homes 4 Rent, LP
146,000 2.375%,  7/15/2031 143,755
American International Group, Inc.
295,000 4.200%,  4/1/2028 333,588
AmWINS Group, Inc.
280,000 4.875%,  6/30/2029
g
279,126
Ares Capital Corporation
70,000 4.250%,  3/1/2025 74,590
366,000 3.875%,  1/15/2026 388,224
Ares Capital Corporation,
Convertible
145,000 4.625%,  3/1/2024 164,763
Australia and New Zealand
Banking Group, Ltd.
338,000 2.950%,  7/22/2030
b,g
348,421
Aviation Capital Group, LLC
185,000 5.500%,  12/15/2024
g
205,361
142,000 4.875%,  10/1/2025
g
155,166
Avolon Holdings Funding, Ltd.
294,000 4.250%,  4/15/2026
g
315,945
BAC Capital Trust XIV
138,000
4.000%,  (LIBOR 3M +
0.400%), 11/17/2021
b,i,j
137,829
Banco Santander Mexico SA
87,000 5.375%,  4/17/2025
g
96,135
Banco Santander SA
230,000 4.750%,  11/12/2026
b,j
231,189
Bank of America Corporation
237,000 3.004%,  12/20/2023
b
243,204
373,000 3.550%,  3/5/2024
b
386,871
350,000 3.864%,  7/23/2024
b
367,455
285,000 4.200%,  8/26/2024 308,344
711,000 6.250%,  9/5/2024
b,j
774,990
124,000 3.458%,  3/15/2025
b
130,708
150,000 6.100%,  3/17/2025
b,j
165,000
339,000 1.319%,  6/19/2026
b
336,379
412,000 1.197%,  10/24/2026
b
405,139
218,000 1.734%,  7/22/2027
b
216,597
356,000 5.875%,  3/15/2028
b,j
398,531
442,000 3.593%,  7/21/2028
b
478,391
146,000 2.087%,  6/14/2029
b
144,368
589,000 3.974%,  2/7/2030
b
654,556
295,000 2.687%,  4/22/2032
b
298,666
216,000 2.572%,  10/20/2032
b
216,438
Bank of New York Mellon
Corporation
78,000 4.700%,  9/20/2025
b,j
84,880
220,000 3.400%,  1/29/2028 240,436
Bank of Nova Scotia
469,000 4.900%,  6/4/2025
b,j
500,507
148,000 1.050%,  3/2/2026 144,969
Barclays plc
225,000 4.610%,  2/15/2023
b
227,585
299,000 4.338%,  5/16/2024
b
314,650
152,000 8.000%,  6/15/2024
b,j
169,480
136,000 4.375%,  9/11/2024 146,760
162,000 2.852%,  5/7/2026
b
168,559
200,000 4.375%,  3/15/2028
b,j
196,760
223,000 4.972%,  5/16/2029
b
257,623
Principal
Amount Long-Term Fixed Income (62.8%) Value
Financials (9.5%) - continued
BNP Paribas SA
$ 210,000 6.625%,  3/25/2024
b,g,j
$ 226,800
199,000 2.819%,  11/19/2025
b,g
206,734
Boston Properties, LP
147,000 2.550%,  4/1/2032 146,382
BPCE SA
133,000 2.375%,  1/14/2025
g
136,348
Brixmor Operating Partnership, LP
292,000 2.250%,  4/1/2028 291,802
Canadian Imperial Bank of
Commerce
133,000 2.250%,  1/28/2025 137,054
CANPACK SA
590,000 3.125%,  11/1/2025
g
592,950
Capital One Bank USA NA
189,000 3.375%,  2/15/2023 195,391
199,000 2.280%,  1/28/2026
b
204,219
Capital One Financial Corporation
82,000 3.950%,  9/1/2026
b,j
83,255
Cascades USA, Inc.
325,000 5.125%,  1/15/2026
g
342,875
Charles Schwab Corporation
328,000 5.375%,  6/1/2025
b,j
360,767
328,000 4.000%,  6/1/2026
b,j
337,561
222,000 2.000%,  3/20/2028 223,972
360,000 4.000%,  12/1/2030
b,j
365,400
Chobani, LLC
635,000 4.625%,  11/15/2028
g
649,287
CIT Group, Inc.
296,000 5.250%,  3/7/2025 324,860
291,000 6.125%,  3/9/2028 344,835
Citigroup, Inc.
300,000 5.950%,  1/30/2023
b,j
310,500
276,000 5.000%,  9/12/2024
b,j
285,417
373,000 3.352%,  4/24/2025
b
392,982
138,000 5.950%,  5/15/2025
b,j
148,695
332,000 5.500%,  9/13/2025 378,681
150,000 4.000%,  12/10/2025
b,j
153,187
495,000 3.875%,  2/18/2026
b,j
499,331
170,000 4.150%,  11/15/2026
b,j
170,595
522,000 1.122%,  1/28/2027
b
509,637
292,000 1.462%,  6/9/2027
b
287,659
589,000 4.075%,  4/23/2029
b
656,761
Citizens Financial Group, Inc.
162,000 4.000%,  10/6/2026
b,j
163,215
CNA Financial Corporation
145,000 3.950%,  5/15/2024 154,397
Coinbase Global, Inc.
248,000 3.625%,  10/1/2031
g
236,220
Coinbase Global, Inc., Convertible
83,000 0.500%,  6/1/2026
g
98,442
Comerica, Inc.
78,000 5.625%,  7/1/2025
b,j
86,092
Commonwealth Bank of Australia
177,000 2.688%,  3/11/2031
g
175,145
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
232,000 3.950%,  11/9/2022 239,769
Cooperatieve Rabobank UA
135,000 1.339%,  6/24/2026
b,g
134,108

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (62.8%) Value
Financials (9.5%) - continued
Corporate Office Properties, LP
$ 292,000 2.250%,  3/15/2026 $ 296,917
Credit Acceptance Corporation
640,000 5.125%,  12/31/2024
g
654,400
Credit Agricole SA
156,000 8.125%,  12/23/2025
b,g,j
186,810
147,000 3.250%,  1/14/2030
g
152,933
Credit Suisse Group AG
198,000 6.500%,  8/8/2023
g
215,582
167,000 7.500%,  12/11/2023
b,g,j
182,030
122,000 2.593%,  9/11/2025
b,g
125,453
83,000 7.250%,  9/12/2025
b,g,j
92,117
250,000 2.193%,  6/5/2026
b,g
253,043
149,000 3.869%,  1/12/2029
b,g
161,171
Dai-ichi Life Insurance Company,
Ltd.
400,000 5.100%,  10/28/2024
b,g,i,j
436,000
Danske Bank AS
200,000 5.000%,  1/12/2023
b,g
201,595
Deutsche Bank AG
502,000 2.129%,  11/24/2026
b
504,432
147,000 3.035%,  5/28/2032
b
148,556
Discover Bank
295,000 4.682%,  8/9/2028
b
311,899
Diversified Healthcare Trust
312,000 4.375%,  3/1/2031 301,470
Drawbridge Special Opportunities
Fund, LP
660,000 3.875%,  2/15/2026
g
677,781
EPR Properties
218,000 3.600%,  11/15/2031 218,533
Fidelity National Financial, Inc.
184,000 5.500%,  9/1/2022 191,487
Fifth Third Bancorp
148,000 4.500%,  9/30/2025
b,j
159,285
Fifth Third Bank NA
148,000 3.850%,  3/15/2026 161,343
First Horizon Bank
220,000 5.750%,  5/1/2030 266,190
First Horizon National Corporation
163,000 3.550%,  5/26/2023 169,198
Five Corners Funding Trust
275,000 4.419%,  11/15/2023
g
295,072
FNB Corporation
268,000 2.200%,  2/24/2023 271,013
Fortress Transportation and
Infrastructure Investors, LLC
265,000 6.500%,  10/1/2025
g
272,698
210,000 5.500%,  5/1/2028
g
210,525
FS KKR Capital Corporation
146,000 3.400%,  1/15/2026 150,096
146,000 2.625%,  1/15/2027 144,532
FTI Consulting, Inc., Convertible
96,000 2.000%,  8/15/2023 141,568
GE Capital Funding, LLC
200,000 3.450%,  5/15/2025 213,914
74,000 4.050%,  5/15/2027 82,448
147,000 4.400%,  5/15/2030 171,810
Global Net Lease, Inc.
620,000 3.750%,  12/15/2027
g
612,777
Principal
Amount Long-Term Fixed Income (62.8%) Value
Financials (9.5%) - continued
Goldman Sachs Group, Inc.
$ 274,000 0.627%,  11/17/2023
b
$ 273,685
248,000 3.625%,  2/20/2024 262,280
370,000 5.500%,  8/10/2024
b,j
394,050
180,000 4.950%,  2/10/2025
b,j
189,450
141,000 3.500%,  4/1/2025 150,547
203,000 4.250%,  10/21/2025 222,547
206,000 0.855%,  2/12/2026
b
202,224
164,000 3.800%,  5/10/2026
b,j
164,000
300,000 3.650%,  8/10/2026
b,j
297,750
170,000 4.125%,  11/10/2026
b,j
170,544
259,000 1.948%,  10/21/2027
b
259,251
294,000 3.814%,  4/23/2029
b
322,141
148,000 3.800%,  3/15/2030 163,877
148,000 2.615%,  4/22/2032
b
148,608
146,000 2.383%,  7/21/2032
b
143,506
Hartford Financial Services Group,
Inc.
148,000 2.800%,  8/19/2029 154,231
216,000
2.250%,  (LIBOR 3M +
2.125%), 2/12/2047
b,g
209,520
HSBC Holdings plc
225,000 3.803%,  3/11/2025
b
238,196
82,000 6.375%,  3/30/2025
b,j
89,201
148,000 2.633%,  11/7/2025
b
153,033
162,000 1.645%,  4/18/2026
b
161,452
164,000 1.589%,  5/24/2027
b
161,171
136,000 6.500%,  3/23/2028
b,j
151,732
413,000 4.583%,  6/19/2029
b
466,692
402,000 4.600%,  12/17/2030
b,j
399,439
176,000 2.804%,  5/24/2032
b
177,172
Huntington Bancshares, Inc.
226,000 4.450%,  10/15/2027
b,j
241,537
Icahn Enterprises, LP
405,000 6.375%,  12/15/2025 413,100
690,000 5.250%,  5/15/2027 717,600
ING Groep NV
292,000 1.726%,  4/1/2027
b
291,447
Intercontinental Exchange, Inc.
136,000 0.700%,  6/15/2023 136,107
Invitation Homes Operating
Partnership, LP
219,000 2.000%,  8/15/2031 207,808
Iron Mountain, Inc.
425,000 4.875%,  9/15/2027
g
438,022
iStar, Inc.
545,000 4.250%,  8/1/2025 558,625
iStar, Inc., Convertible
141,000 3.125%,  9/15/2022 257,678
J.P. Morgan Chase & Company
164,000 5.150%,  5/1/2023
b,j
168,589
150,000 6.000%,  8/1/2023
b,j
156,675
156,000 6.750%,  2/1/2024
b,j
170,514
208,000 1.514%,  6/1/2024
b
210,580
576,000 5.000%,  8/1/2024
b,j
596,160
259,000 3.875%,  9/10/2024 278,446
560,000 4.023%,  12/5/2024
b
595,317
244,000 4.600%,  2/1/2025
b,j
249,579
145,000 2.083%,  4/22/2026
b
147,890
335,000 3.650%,  6/1/2026
b,j
333,744
471,000 1.045%,  11/19/2026
b
459,585
294,000 1.578%,  4/22/2027
b
291,147
442,000 4.005%,  4/23/2029
b
490,699

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (62.8%) Value
Financials (9.5%) - continued
$ 146,000 2.069%,  6/1/2029
b
$ 144,533
589,000 4.493%,  3/24/2031
b
682,936
Jefferies Finance, LLC
585,000 5.000%,  8/15/2028
g
592,933
KeyBank NA
221,000 3.900%,  4/13/2029 244,595
Kilroy Realty, LP
291,000 4.375%,  10/1/2025 320,547
KKR Real Estate Finance Trust,
Inc., Convertible
46,000 6.125%,  5/15/2023 49,205
Life Storage, LP
144,000 2.400%,  10/15/2031 142,138
Lincoln National Corporation
135,000
2.482%,  (LIBOR 3M +
2.358%), 11/17/2021
b
121,500
148,000 3.800%,  3/1/2028 163,459
Lloyds Banking Group plc
183,000 2.858%,  3/17/2023
b
184,570
225,000 3.900%,  3/12/2024 240,076
152,000 7.500%,  6/27/2024
b,j
168,150
296,000 1.627%,  5/11/2027
b
292,572
170,000 6.657%,  5/21/2037
b,g,j
243,525
LPL Holdings, Inc.
360,000 4.000%,  3/15/2029
g
367,200
M&T Bank Corporation
200,000 3.500%,  9/1/2026
b,j
196,500
Macquarie Group, Ltd.
293,000 1.629%,  9/23/2027
b,g
287,407
MetLife, Inc.
200,000 3.850%,  9/15/2025
b,j
207,500
375,000 5.875%,  3/15/2028
b,j
432,055
MGM Growth Properties Operating
Partnership, LP
560,000 4.625%,  6/15/2025
g
602,000
190,000 4.500%,  9/1/2026 206,103
80,000 5.750%,  2/1/2027 91,200
Mid-America Apartments, LP
295,000 4.200%,  6/15/2028 335,085
Mitsubishi UFJ Financial Group,
Inc.
221,000 3.455%,  3/2/2023 229,272
124,000 3.407%,  3/7/2024 130,834
162,000 1.412%,  7/17/2025 161,656
290,000 1.538%,  7/20/2027
b
286,386
221,000 3.741%,  3/7/2029 244,279
Mizuho Financial Group, Inc.
216,000 1.554%,  7/9/2027
b
213,179
288,000 2.564%,  9/13/2031 281,995
Morgan Stanley
247,000 4.100%,  5/22/2023 259,567
136,000 0.560%,  11/10/2023
b
135,879
124,000 2.720%,  7/22/2025
b
128,748
291,000 1.164%,  10/21/2025
b
289,633
95,000 5.000%,  11/24/2025 106,993
294,000 2.188%,  4/28/2026
b
300,912
251,000 0.985%,  12/10/2026
b
243,585
294,000 1.593%,  5/4/2027
b
291,260
290,000 1.512%,  7/20/2027
b
285,262
442,000 3.622%,  4/1/2031
b
482,815
MPT Operating Partnership, LP
370,000 5.250%,  8/1/2026 381,100
Principal
Amount Long-Term Fixed Income (62.8%) Value
Financials (9.5%) - continued
$ 200,000 4.625%,  8/1/2029 $ 211,500
National Retail Properties, Inc.
147,000 2.500%,  4/15/2030 148,718
Natwest Group plc
126,000 6.125%,  12/15/2022 133,464
126,000 6.100%,  6/10/2023
i
135,865
147,000 4.892%,  5/18/2029
b
169,441
200,000 4.600%,  6/28/2031
b,j
197,000
Navient Corporation
340,000 5.500%,  1/25/2023 355,490
140,000 5.000%,  3/15/2027 142,762
NFP Corporation
200,000 6.875%,  8/15/2028
g
203,189
Nippon Life Insurance Company
400,000 2.900%,  9/16/2051
b,g
388,942
415,000 5.100%,  10/16/2044
b,g
452,973
287,000 3.400%,  1/23/2050
b,g
294,175
Nomura Holdings, Inc.
218,000 2.172%,  7/14/2028 213,712
Omega Healthcare Investors, Inc.
150,000 4.750%,  1/15/2028 167,205
147,000 3.375%,  2/1/2031 149,150
OneMain Finance Corporation
200,000 3.500%,  1/15/2027 195,500
Owl Rock Capital Corporation
146,000 4.250%,  1/15/2026 154,999
Owl Rock Technology Finance
Corporation
73,000 4.750%,  12/15/2025
g
78,894
221,000 3.750%,  6/17/2026
g
230,675
Park Intermediate Holdings, LLC
155,000 4.875%,  5/15/2029
g
156,938
PayPal Holdings, Inc.
224,000 1.650%,  6/1/2025 227,199
149,000 2.850%,  10/1/2029 157,359
PennyMac Financial Services, Inc.
395,000 4.250%,  2/15/2029
g
372,288
Pine Street Trust I
148,000 4.572%,  2/15/2029
g
167,108
Playtika Holding Corporation
270,000 4.250%,  3/15/2029
g
270,756
PNC Bank NA
148,000 2.700%,  10/22/2029 154,377
PNC Financial Services Group,
Inc.
200,000 3.400%,  9/15/2026
b,j
197,250
Principal Life Global Funding II
218,000 1.250%,  8/16/2026
g
213,836
Provident Financing Trust I
78,000 7.405%,  3/15/2038 95,316
Prudential Financial, Inc.
340,000 5.625%,  6/15/2043
b
359,024
435,000 5.200%,  3/15/2044
b
460,283
75,000 3.700%,  10/1/2050
b
77,347
Quicken Loans, LLC
390,000 3.625%,  3/1/2029
g
387,075
Radian Group, Inc.
340,000 4.875%,  3/15/2027 371,025
Regions Financial Corporation
156,000 5.750%,  6/15/2025
b,j
172,185

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (62.8%) Value
Financials (9.5%) - continued
Reinsurance Group of America,
Inc.
$ 175,000 4.700%,  9/15/2023 $ 187,018
Royal Bank of Canada
290,000 0.750%,  10/7/2024 287,440
Royal Bank of Scotland Group plc
206,000 4.269%,  3/22/2025
b
220,604
220,000 3.754%,  11/1/2029
b
232,547
Santander Holdings USA, Inc.
294,000 3.450%,  6/2/2025 311,978
Santander UK Group Holdings plc
286,000 1.673%,  6/14/2027
b
281,220
221,000 3.823%,  11/3/2028
b
238,458
Service Properties Trust
195,000 4.750%,  10/1/2026 192,855
194,000 4.950%,  2/15/2027 191,090
265,000 5.500%,  12/15/2027 277,171
Simon Property Group, LP
234,000 2.000%,  9/13/2024 240,122
293,000 2.650%,  7/15/2030 299,062
Societe Generale SA
148,000 2.625%,  10/16/2024
g
153,084
156,000 8.000%,  9/29/2025
b,g,j
181,799
165,000 1.488%,  12/14/2026
b,g
161,669
Spirit Realty, LP
318,000 2.100%,  3/15/2028 312,144
Springleaf Finance Corporation
235,000 6.875%,  3/15/2025 262,319
380,000 7.125%,  3/15/2026 431,300
440,000 6.625%,  1/15/2028 493,900
Standard Chartered plc
203,000 1.319%,  10/14/2023
b,g
203,873
165,000 0.991%,  1/12/2025
b,g
163,583
225,000 6.000%,  7/26/2025
b,g,j
244,575
Starwood Property Trust, Inc.,
Convertible
79,000 4.375%,  4/1/2023 84,285
State Street Corporation
125,000 2.354%,  11/1/2025
b
129,756
Sumitomo Life Insurance Company
410,000 3.375%,  4/15/2081
b,g
421,275
Sumitomo Mitsui Financial Group,
Inc.
148,000 2.448%,  9/27/2024 153,355
221,000 3.544%,  1/17/2028 240,836
221,000 2.142%,  9/23/2030 212,458
Sumitomo Mitsui Trust Bank, Ltd.
135,000 1.050%,  9/12/2025
g
132,739
SVB Financial Group
340,000 4.000%,  5/15/2026
b,j
340,850
125,000 4.250%,  11/15/2026
b,j
125,375
Synchrony Financial
141,000 4.250%,  8/15/2024 151,315
296,000 3.700%,  8/4/2026 317,695
Synovus Bank
250,000 2.289%,  2/10/2023
b
250,855
Truist Bank
147,000 2.250%,  3/11/2030 146,982
Truist Financial Corporation
351,000 4.950%,  9/1/2025
b,j
380,923
146,000 1.887%,  6/7/2029
b
144,453
Principal
Amount Long-Term Fixed Income (62.8%) Value
Financials (9.5%) - continued
$ 185,000 5.100%,  3/1/2030
b,j
$ 206,978
U.S. Bancorp
195,000 3.700%,  1/15/2027
b,j
194,230
UBS AG
265,000 5.125%,  5/15/2024 287,678
UBS Group AG
171,000 1.364%,  1/30/2027
b,g
167,822
UDR, Inc.
290,000 3.000%,  8/15/2031 301,508
United Wholesale Mortgage, LLC
455,000 5.500%,  4/15/2029
g
442,488
USB Realty Corporation
376,000
1.271%,  (LIBOR 3M +
1.147%), 1/15/2022
b,g,j
320,967
Ventas Realty, LP
126,000 3.750%,  5/1/2024 133,110
VEREIT Operating Partnership, LP
147,000 4.875%,  6/1/2026 166,470
221,000 3.950%,  8/15/2027 244,557
VICI Properties, LP
260,000 4.250%,  12/1/2026
g
269,316
90,000 3.750%,  2/15/2027
g
92,475
405,000 4.625%,  12/1/2029
g
432,084
Wells Fargo & Company
252,000 4.125%,  8/15/2023 266,557
250,000 1.654%,  6/2/2024
b
253,607
245,000 2.406%,  10/30/2025
b
253,019
335,000 3.900%,  3/15/2026
b,j
341,281
346,000 2.188%,  4/30/2026
b
353,606
100,000
0.624%,  (LIBOR 3M +
0.500%), 1/15/2027
b
97,093
294,000 3.584%,  5/22/2028
b
317,094
294,000 4.478%,  4/4/2031
b
339,876
Welltower, Inc.
146,000 2.050%,  1/15/2029 143,682
221,000 2.800%,  6/1/2031 226,942
Westpac Banking Corporation
221,000 4.110%,  7/24/2034
b
238,932
Willis North America, Inc.
295,000 4.500%,  9/15/2028 333,741
Total 81,018,955
Foreign Government (<0.1%)
Sinopec Group Overseas
Development 2018, Ltd.
163,000 2.150%,  5/13/2025
g
165,550
Total 165,550
Mortgage-Backed Securities (13.0%)
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
11,300,000 2.000%,  11/1/2036
d
11,595,521
17,374,000 2.000%,  12/1/2036
d
17,799,188
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
11,600,000 2.000%,  11/1/2051
d
11,599,774
3,481,000 2.500%,  11/1/2051
d
3,575,028
3,975,000 2.000%,  12/1/2051
d
3,966,693
26,269,000 2.500%,  12/1/2051
d
26,915,977

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (62.8%) Value
Mortgage-Backed Securities (13.0%) -
continued
$ 700,000 3.000%,  11/1/2047
d
$ 730,242
11,575,000 3.000%,  12/15/2049
d
12,061,629
Government National Mortgage
Association Conventional 30-Yr.
Pass Through
19,550,000 2.500%,  11/1/2051
d
20,096,407
2,100,000 2.500%,  12/1/2051
d
2,154,346
Total 110,494,805
Technology (2.4%)
Akamai Technologies, Inc.,
Convertible
134,000 0.125%,  5/1/2025 164,088
171,000 0.375%,  9/1/2027 187,566
Analog Devices, Inc.
72,000 2.100%,  10/1/2031 71,985
Apple, Inc.
442,000 2.200%,  9/11/2029 451,998
Baidu, Inc.
168,000 3.075%,  4/7/2025 174,628
Black Knight InfoServ, LLC
540,000 3.625%,  9/1/2028
g
537,300
Broadcom Corporation
294,000 3.125%,  1/15/2025 308,842
221,000 3.875%,  1/15/2027 239,572
Broadcom, Inc.
296,000 5.000%,  4/15/2030 343,468
CommScope Technologies
Finance, LLC
370,000 6.000%,  6/15/2025
g
366,237
CommScope, Inc.
380,000 7.125%,  7/1/2028
g
374,775
Dell International, LLC
316,000 5.450%,  6/15/2023 336,505
221,000 5.850%,  7/15/2025 254,004
221,000 5.300%,  10/1/2029 265,830
Fiserv, Inc.
237,000 2.750%,  7/1/2024 247,414
295,000 4.200%,  10/1/2028 333,990
Gartner, Inc.
375,000 3.625%,  6/15/2029
g
376,875
440,000 3.750%,  10/1/2030
g
446,050
Global Payments, Inc.
64,000 2.650%,  2/15/2025 66,313
147,000 3.200%,  8/15/2029 153,692
Hewlett Packard Enterprise
Company
127,000 2.250%,  4/1/2023 129,618
InterDigital, Inc., Convertible
47,000 2.000%,  6/1/2024 50,613
Intuit, Inc.
135,000 0.950%,  7/15/2025 133,578
Iron Mountain, Inc.
405,000 5.000%,  7/15/2028
g
417,150
440,000 4.875%,  9/15/2029
g
454,564
568,000 4.500%,  2/15/2031
g
573,680
Jabil, Inc.
147,000 1.700%,  4/15/2026 145,746
Principal
Amount Long-Term Fixed Income (62.8%) Value
Technology (2.4%) - continued
Lumentum Holdings, Inc.,
Convertible
$ 239,000 0.250%,  3/15/2024 $ 346,234
Marvell Technology, Inc.
126,000 4.200%,  6/22/2023
g
132,303
147,000 2.950%,  4/15/2031 149,996
Micron Technology, Inc.
275,000 4.975%,  2/6/2026 309,117
MSCI, Inc.
425,000 4.000%,  11/15/2029
g
444,125
NCR Corporation
1,010,000 6.125%,  9/1/2029
g
1,085,130
NortonLifeLock, Inc., Convertible
216,000 2.000%,  8/15/2022
g
281,124
NVIDIA Corporation
74,000 2.850%,  4/1/2030 78,616
NXP Funding, LLC
154,000 4.875%,  3/1/2024
g
166,485
70,000 2.700%,  5/1/2025
g
72,690
147,000 4.300%,  6/18/2029
g
165,531
Open Text Corporation
610,000 4.125%,  2/15/2030
g
620,126
Oracle Corporation
368,000 2.500%,  4/1/2025 381,600
367,000 2.950%,  4/1/2030 380,441
Panasonic Corporation
187,000 2.536%,  7/19/2022
g
189,317
PTC, Inc.
215,000 3.625%,  2/15/2025
g
218,499
305,000 4.000%,  2/15/2028
g
309,194
Qorvo, Inc.
420,000 3.375%,  4/1/2031
g
434,192
Rackspace Technology Global,
Inc.
440,000 5.375%,  12/1/2028
g,i
423,500
Salesforce.com, Inc.
146,000 1.950%,  7/15/2031 144,757
Seagate HDD Cayman
136,000 4.250%,  3/1/2022 136,850
779,000 3.125%,  7/15/2029
g
747,256
670,000 3.375%,  7/15/2031
g
642,101
Sensata Technologies, Inc.
690,000 3.750%,  2/15/2031
g
680,513
Shift4 Payments, LLC
140,000 4.625%,  11/1/2026
g
145,075
SS&C Technologies, Inc.
1,095,000 5.500%,  9/30/2027
g
1,152,488
Switch, Ltd.
430,000 3.750%,  9/15/2028
g
427,850
Tencent Holdings, Ltd.
177,000 2.880%,  4/22/2031
g
179,468
Texas Instruments, Inc.
151,000 1.375%,  3/12/2025 152,286
Verint Systems, Inc., Convertible
62,000 0.250%,  4/15/2026
g
61,264
VeriSign, Inc.
290,000 4.750%,  7/15/2027 303,601
Viavi Solutions, Inc.
375,000 3.750%,  10/1/2029
g
372,300

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (62.8%) Value
Technology (2.4%) - continued
Viavi Solutions, Inc., Convertible
$ 28,000 1.000%,  3/1/2024 $ 35,905
Vishay Intertechnology, Inc.,
Convertible
127,000 2.250%,  6/15/2025 128,981
VMware, Inc.
291,000 1.400%,  8/15/2026 286,643
102,000 2.200%,  8/15/2031 99,260
Ziff Davis, Inc., Convertible
400,000 1.750%,  11/1/2026
g
545,071
Total 20,035,970
Transportation (1.0%)
AerCap Holdings NV
164,000 5.875%,  10/10/2079
b
171,098
Air Canada
105,000 3.875%,  8/15/2026
g
106,313
Air Canada Pass Through Trust
35,573 3.875%,  3/15/2023
g
35,873
Air Lease Corporation
133,000 2.300%,  2/1/2025 135,689
48,000 3.375%,  7/1/2025 50,586
147,000 3.125%,  12/1/2030 150,141
Air Transport Services Group, Inc.,
Convertible
69,000 1.125%,  10/15/2024 72,968
American Airlines, Inc.
613,000 11.750%,  7/15/2025
g
759,354
885,000 5.500%,  4/20/2026
g
928,365
70,000 5.750%,  4/20/2029
g
75,337
Avis Budget Car Rental, LLC
400,000 5.375%,  3/1/2029
g,i
421,000
Boeing Company
135,000 1.950%,  2/1/2024 137,476
CSX Corporation
147,000 4.250%,  3/15/2029 168,349
Delta Air Lines, Inc.
318,000 7.000%,  5/1/2025
g
371,090
332,630 4.500%,  10/20/2025
g
354,938
294,000 4.750%,  10/20/2028
g
326,467
Greenbrier Companies, Inc.,
Convertible
242,000 2.875%,  4/15/2028
g
251,836
J.B. Hunt Transport Services, Inc.
160,000 3.300%,  8/15/2022 162,606
JetBlue Airways Corporation,
Convertible
156,000 0.500%,  4/1/2026
g
149,794
Meritor, Inc., Convertible
214,000 3.250%,  10/15/2037 232,794
Mileage Plus Holdings, LLC
365,000 6.500%,  6/20/2027
g
397,251
Penske Truck Leasing Company,
LP
135,000 1.200%,  11/15/2025
g
132,513
148,000 1.700%,  6/15/2026
g
147,353
Southwest Airlines Company
147,000 5.125%,  6/15/2027 169,617
147,000 2.625%,  2/10/2030 148,481
Principal
Amount Long-Term Fixed Income (62.8%) Value
Transportation (1.0%) - continued
Southwest Airlines Company,
Convertible
$ 210,000 1.250%,  5/1/2025 $ 294,788
Union Pacific Corporation
189,000 3.750%,  7/15/2025 205,307
147,000 2.150%,  2/5/2027 150,965
United Airlines Pass Through Trust
160,000 3.700%,  12/1/2022 163,692
United Airlines, Inc.
530,000 4.375%,  4/15/2026
g
548,269
525,000 4.625%,  4/15/2029
g
541,265
XPO Logistics, Inc.
135,000 6.250%,  5/1/2025
g
142,216
Total 8,103,791
Utilities (1.5%)
AES Corporation
234,000 3.950%,  7/15/2030
g
255,879
Ameren Corporation
148,000 1.750%,  3/15/2028 144,900
American Electric Power
Company, Inc.
147,000 2.300%,  3/1/2030 145,339
Berkshire Hathaway Energy
Company
207,000 4.050%,  4/15/2025 225,792
Calpine Corporation
695,000 4.500%,  2/15/2028
g
704,042
CenterPoint Energy, Inc.
127,000 2.500%,  9/1/2024 131,601
220,000 1.450%,  6/1/2026 217,571
220,000 2.650%,  6/1/2031 223,609
Dominion Energy, Inc.
126,000 3.071%,  8/15/2024 132,240
275,000 4.650%,  12/15/2024
b,j
292,875
148,000 3.375%,  4/1/2030 159,138
Duke Energy Corporation
200,000 3.250%,  1/15/2082
b
198,642
82,000 4.875%,  9/16/2024
b,j
87,043
296,000 3.150%,  8/15/2027 315,003
147,000 2.450%,  6/1/2030 146,950
Edison International
176,000 4.950%,  4/15/2025 193,064
Enel Finance International NV
286,000 1.375%,  7/12/2026
g
281,251
Energy Transfer, LP
164,000 6.500%,  11/15/2026
b,j
169,740
Entergy Corporation
136,000 0.900%,  9/15/2025 132,532
148,000 1.900%,  6/15/2028 145,355
Evergy, Inc.
127,000 2.450%,  9/15/2024 131,507
Exelon Corporation
147,000 4.050%,  4/15/2030 165,479
FirstEnergy Corporation
184,000 3.350%,  7/15/2022 185,380
Georgia Power Company
123,000 2.100%,  7/30/2023 125,857
Jersey Central Power & Light
Company
73,000 2.750%,  3/1/2032
g
74,615

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (62.8%) Value
Utilities (1.5%) - continued
NextEra Energy Capital Holdings,
Inc.
$ 147,000 2.250%,  6/1/2030 $ 146,810
NextEra Energy Operating
Partners, LP
700,000 3.875%,  10/15/2026
g
744,625
NextEra Energy Partners, LP,
Convertible
318,000 Zero Coupon,  11/15/2025
g
368,054
NiSource, Inc.
164,000 5.650%,  6/15/2023
b,j
173,020
148,000 2.950%,  9/1/2029 154,081
NRG Energy, Inc.
137,000 2.000%,  12/2/2025
g
138,551
685,000 3.375%,  2/15/2029
g
667,875
210,000 5.250%,  6/15/2029
g
223,650
NRG Energy, Inc., Convertible
160,000 2.750%,  6/1/2048 185,610
Pacific Gas and Electric Company
221,000 3.750%,  2/15/2024 230,101
221,000 2.100%,  8/1/2027 214,445
290,000 4.550%,  7/1/2030 315,905
PG&E Corporation
370,000 5.000%,  7/1/2028 384,800
Public Service Enterprise Group,
Inc.
147,000 1.600%,  8/15/2030 137,910
Sempra Energy
156,000 4.875%,  10/15/2025
b,j
168,310
221,000 3.400%,  2/1/2028 237,514
Southern Company
455,000 4.000%,  1/15/2051
b
474,429
306,000 3.750%,  9/15/2051
b
310,376
Suburban Propane Partners, LP
535,000 5.875%,  3/1/2027 554,394
120,000 5.000%,  6/1/2031
g
123,000
Talen Energy Supply, LLC
295,000 7.625%,  6/1/2028
g
281,725
TerraForm Power Operating, LLC
660,000 5.000%,  1/31/2028
g
702,900
TransCanada Trust
342,000 5.875%,  8/15/2076
b
377,055
Vistra Operations Company, LLC
570,000 5.000%,  7/31/2027
g
584,250
Xcel Energy, Inc.
147,000 4.000%,  6/15/2028 164,285
Total 13,049,079
Total Long-Term Fixed Income
(cost $529,022,793) 533,055,358
Shares
Registered Investment
Companies ( 16.2% ) Value
Unaffiliated  (2.6%)
61,194 Aberdeen Asia-Pacific Income
Fund, Inc. 258,239
22,000 AllianceBernstein Global High
Income Fund, Inc. 273,680
14,376 BlackRock Core Bond Trust 236,198
11,585 BlackRock Corporate High Yield
Fund, Inc. 140,989
Shares
Registered Investment
Companies (16.2%) Value
Unaffiliated  (2.6%)- continued
22,272 BlackRock Credit Allocation
Income Trust $ 339,203
22,636 BlackRock Enhanced Global
Dividend Trust 275,480
15,741 BlackRock Multi-Sector Income
Trust 297,505
6,000 Brookfield Real Assets Income
Fund, Inc. 131,700
20,716 Eaton Vance Limited Duration
Income Fund 273,451
4,539 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 48,068
19,264 Invesco Dynamic Credit
Opportunities Fund
e
228,394
194,555 Invesco Senior Loan ETF 4,295,774
30,000 iShares S&P U.S. Preferred Stock
Index Fund 1,181,100
48,875 Nuveen Credit Strategies Income
Fund 322,086
21,341 PGIM Global High Yield Fund, Inc. 334,627
18,896 PGIM High Yield Bond Fund, Inc. 311,595
5,744 Pimco Dynamic Credit And
Mortgage Income Fund 123,496
58,625 SPDR Bloomberg High Yield Bond
ETF
i
6,367,847
200,914 SPDR Bloomberg Short Term High
Yield Bond ETF 5,486,961
2,355 Tri-Continental Corporation 81,719
18,768 Virtus Dividend, Interst & Premium
Strategy Fund 295,408
13,295 Voya Global Equity Dividend &
Premium Opportunity Fund 80,302
34,477 Wells Fargo Income Opportunities
Fund 308,569
51,058 Western Asset High Income
Opportunity Fund, Inc. 266,523
Total 21,958,914
Affiliated  (13.6%)
11,903,979 Thrivent Core Emerging Markets
Debt Fund 115,468,599
Total 115,468,599
Total Registered Investment
Companies (cost $135,779,978) 137,427,513
Shares Common Stock ( 1.3% ) Value
Communications Services (0.1%)
47 Cable One, Inc. 80,427
538 Charter Communications, Inc.
m
363,091
4,134 Twitter, Inc.
m
221,334
575 ViacomCBS, Inc. 20,826
4,895 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
e,m
95,453
Total 781,131
Consumer Discretionary (0.1%)
2,820 Bloomin' Brands, Inc.
m
60,968
92 Booking Holdings, Inc.
m
222,712
1,498 Dick's Sporting Goods, Inc. 186,066
465 Expedia Group, Inc.
m
76,451
8,310 Ford Motor Company
m
141,935

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (1.3%) Value
Consumer Discretionary (0.1%) - continued
5,582 Under Armour, Inc., Class C
m
$ 105,388
Total 793,520
Consumer Staples (<0.1%)
1,923 Bunge, Ltd. 178,147
Total 178,147
Energy (0.1%)
2,596 Cheniere Energy, Inc.
m
268,426
2,625 Kinder Morgan, Inc. 43,969
850 MPLX, LP 25,602
1,005 Pioneer Natural Resources
Company 187,915
1,000 TC Energy Corporation 54,100
975 Williams Companies, Inc. 27,388
Total 607,400
Financials (0.3%)
1,500 Ares Capital Corporation 32,160
5,244 Bank of America Corporation 250,558
7,300 BlackRock TCP Capital
Corporation 104,828
2,507 Blackstone Mortgage Trust, Inc. 82,480
587 Coinbase Global, Inc.
m
187,500
5,573 FS KKR Capital Corporation 122,383
8,484 Golub Capital BDC, Inc. 134,726
3,337 Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 201,555
6,986 KKR & Company, Inc. 556,575
2,967 Sixth Street Specialty Lending, Inc. 70,733
3,235 Starwood Property Trust, Inc. 82,396
5,327 Wells Fargo & Company 272,529
Total 2,098,423
Health Care (0.2%)
1,082 Anthem, Inc. 470,811
277 Becton, Dickinson and Company 66,366
1,824 Boston Scientific Corporation
m
78,669
3,016 Danaher Corporation 940,298
208 Illumina, Inc.
m
86,333
Total 1,642,477
Industrials (0.1%)
3,118 Aerojet Rocketdyne Holdings, Inc. 137,223
3,909 Chart Industries, Inc.
m
693,926
1,259 Fortive Corporation 95,319
644 FTI Consulting, Inc.
m
92,684
3,145 JetBlue Airways Corporation
m
44,124
1,163 Kaman Corporation 41,624
2,102 Southwest Airlines Company
m
99,383
Total 1,204,283
Information Technology (0.4%)
420 Akamai Technologies, Inc.
m
44,293
1,187 Broadcom, Ltd. 631,092
1,685 II-VI, Inc.
m
101,959
681 InterDigital, Inc. 45,593
706 Lumentum Holdings, Inc.
m
58,302
7,104 Microchip Technology, Inc. 526,335
2,058 Motorola Solutions, Inc. 511,598
1,438 NortonLifeLock, Inc. 36,597
5,242 Nuance Communications, Inc.
m
288,572
Shares Common Stock (1.3%) Value
Information Technology (0.4%) - continued
10,953 ON Semiconductor Corporation
m
$ 526,511
11,196 Sabre Corporation
m
116,215
122 ServiceNow, Inc.
m
85,127
1,830 Square, Inc.
m
465,735
1,558 SunPower Corporation
m
52,442
1,077 Teradyne, Inc. 148,884
610 Western Digital Corporation
m
31,897
Total 3,671,152
Real Estate (<0.1%)
1,748 iStar, Inc. 44,120
6,144 Lexington Realty Trust 89,518
1,026 MGIC Investment Corporation 16,580
Total 150,218
Utilities (<0.1%)
388 American Electric Power
Company, Inc. 32,867
1,055 Essential Utilities, Inc. 49,659
1,272 NRG Energy, Inc. 50,740
Total 133,266
Total Common Stock
(cost $10,181,661) 11,260,017
Shares Preferred Stock ( 1.2% ) Value
Communications Services (0.1%)
23,300 AT&T, Inc., 4.750%
j
606,732
12,500 Telephone and Data Systems, Inc.,
6.000%
j
327,750
2,118 ViacomCBS, Inc., Convertible,
5.750% 128,414
Total 1,062,896
Consumer Staples (<0.1%)
3,000 CHS, Inc., 7.100%
b,j
83,580
Total 83,580
Energy (0.1%)
21,025 Crestwood Equity Partners, LP,
9.250%
j
215,086
2,800 Energy Transfer, LP, 7.600%
b,j
71,456
5,255 NuStar Logistics, LP, 6.874%
b
132,583
Total 419,125
Financials (0.6%)
5,825 Aegon Funding Corporation II,
5.100% 156,925
12,700 Allstate Corporation, 5.100%
j
344,170
5,000 American International Group, Inc.
5.850%
j
136,200
10,000 Bank of America Corporation,
4.250%
j,m
250,500
7,500 Bank of America Corporation,
5.000%
j
200,550
3,625 Bank of America Corporation,
5.375%
j
98,346
10,275 Capital One Financial Corporation,
5.000%
j
273,623
5,700 Cobank ACB, 6.250%
b,j
591,375
9,625 Equitable Holdings, Inc., 5.250%
j
255,833
265 First Horizon Bank, 3.750%
b,g,j
225,250

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

I
Shares Preferred Stock (1.2%) Value
Financials (0.6%) - continued
3,500 First Horizon Corporation, 6.500%
j
$ 97,545
14,500 J.P. Morgan Chase & Company,
4.200%
j
364,675
5,500 J.P. Morgan Chase & Company,
4.750%
j
144,210
6,025 J.P. Morgan Chase & Company,
5.750%
j
164,181
10,500 Morgan Stanley, 5.850%
b,j
309,330
13,100 Morgan Stanley, 7.125%
b,j
372,040
1,400 Synovus Financial Corporation,
5.875%
b,j
37,632
9,150 Truist Financial Corporation,
4.750%
j
243,848
15,500 Wells Fargo & Company, 4.250%
j
386,880
479 Wells Fargo & Company,
Convertible, 7.50%
j
728,066
Total 5,381,179
Health Care (<0.1%)
2,976 Becton, Dickinson and Company,
Convertible, 6.000% 156,538
1,888 Boston Scientific Corporation,
Convertible, 5.500% 220,971
Total 377,509
Industrials (0.1%)
205 Fluor Corporation, Convertible,
6.500%
g,j
232,434
1,503 Stanley Black & Decker, Inc.,
Convertible, 5.250% 162,204
Total 394,638
Real Estate (0.1%)
4,800 Public Storage, 3.950%
j,m
121,920
11,475 Public Storage, 4.125%
j
296,170
2,450 Public Storage, 4.625%
j
66,223
625 Public Storage, 4.700%
j
16,675
Total 500,988
Utilities (0.2%)
3,075 AES Corporation, Convertible,
6.875% 310,606
896 American Electric Power
Company, Inc., Convertible,
6.125% 44,558
1,596 American Electric Power
Company, Inc., Convertible,
6.125% 82,417
17,600 CMS Energy Corporation, 4.200%
j
436,480
768 Essential Utilities, Inc., Convertible,
6.000% 44,360
5,525 NextEra Energy, Inc., Convertible,
4.872% 349,291
308 NiSource, Inc., Convertible,
7.750% 33,027
12,000 Southern Company, 4.950% 319,080
1,407 Southern Company, Convertible,
6.750% 72,024
Total 1,691,843
Total Preferred Stock
(cost $9,563,614) 9,911,758
Shares
Collateral Held for Securities
Loaned ( 1.1% ) Value
9,555,713 Thrivent Cash Management Trust $ 9,555,713
Total Collateral Held for
Securities Loaned
(cost $9,555,713) 9,555,713
Shares or
Principal
Amount Short-Term Investments ( 16.9% ) Value
Federal Home Loan Bank Discount
Notes
200,000 0.040%, 11/18/2021
n,o
199,996
100,000 0.044%, 1/19/2022
n,o
99,989
Thrivent Core Short-Term Reserve
Fund
14,262,757 0.130% 142,627,573
U.S. Treasury Bills
500,000 0.047%, 11/4/2021
n,p
499,999
Total Short-Term Investments
(cost $143,407,853) 143,427,557
Total Investments (cost
$956,796,749) 113.6% $964,091,805
Other Assets and Liabilities, Net
(13.6%) (115,432,419)
Total Net Assets 100.0% $848,659,386
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as
of October 31, 2021. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c All or a portion of the loan is unfunded.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
f Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of October 31, 2021.
g Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2021, the value of these investments was $235,878,196 or
27.8% of total net assets.
h Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
October 31, 2021.
i All or a portion of the security is on loan.
j Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

k Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
l All or a portion of the security is insured or guaranteed.
m Non-income producing security.
n The interest rate shown reflects the yield.
o All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
p At October 31, 2021, $60,000 of investments were
segregated to cover exposure to a counterparty for margin
on open mortgage-backed security transactions.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Opportunity Income Plus
Fund as of October 31, 2021:
Securities Lending Transactions
Long-Term Fixed Income $ 2,866,464
Common Stock 6,444,967
Total lending $9,311,431
Gross amount payable upon return of
collateral for securities loaned $9,555,713
Net amounts due to counterparty $244,282
Definitions:
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $11,427,340
Gross unrealized depreciation (4,956,527)
Net unrealized appreciation (depreciation) $6,470,813
Cost for federal income tax purposes $958,072,657

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2021, in valuing Opportunity Income Plus Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 10,245,678 – 7,384,997 2,860,681
Capital Goods 13,456,730 – 9,732,205 3,724,525
Communications Services 25,919,278 – 25,063,578 855,700
Consumer Cyclical 11,693,012 – 11,693,012 –
Consumer Non-Cyclical 19,559,524 – 17,537,200 2,022,324
Energy 1,564,096 – 1,564,096 –
Financials 7,982,477 – 6,730,049 1,252,428
Technology 17,868,137 – 16,968,431 899,706
Transportation 7,062,765 – 7,062,765 –
Utilities 4,102,192 – 4,102,192 –
Long-Term Fixed Income
Asset-Backed Securities 55,360,054 – 55,360,054 –
Basic Materials 15,117,799 – 15,117,799 –
Capital Goods 23,431,437 – 23,431,437 –
Collateralized Mortgage Obligations 48,834,324 – 48,834,324 –
Commercial Mortgage-Backed Securities 1,100,660 – 1,100,660 –
Communications Services 32,886,524 – 32,886,524 –
Consumer Cyclical 47,139,857 – 47,139,857 –
Consumer Non-Cyclical 39,579,995 – 39,579,995 –
Energy 36,736,558 – 36,736,558 –
Financials 81,018,955 – 81,018,955 –
Foreign Government 165,550 – 165,550 –
Mortgage-Backed Securities 110,494,805 – 110,494,805 –
Technology 20,035,970 – 20,035,970 –
Transportation 8,103,791 – 8,103,791 –
Utilities 13,049,079 – 13,049,079 –
Registered Investment Companies
Unaffiliated 21,958,914 21,730,520 – 228,394
Common Stock
Communications Services 781,131 685,678 – 95,453
Consumer Discretionary 793,520 793,520 – –
Consumer Staples 178,147 178,147 – –
Energy 607,400 607,400 – –
Financials 2,098,423 2,098,423 – –
Health Care 1,642,477 1,642,477 – –
Industrials 1,204,283 1,204,283 – –
Information Technology 3,671,152 3,671,152 – –
Real Estate 150,218 150,218 – –
Utilities 133,266 133,266 – –
Preferred Stock
Communications Services 1,062,896 1,062,896 – –
Consumer Staples 83,580 83,580 – –
Energy 419,125 419,125 – –
Financials 5,381,179 4,564,554 816,625 –
Health Care 377,509 377,509 – –
Industrials 394,638 162,204 232,434 –
Real Estate 500,988 500,988 – –
Utilities 1,691,843 1,691,843 – –
Short-Term Investments 799,984 – 799,984 –
Subtotal Investments in Securities $696,439,920 $41,757,783 $642,742,926 $11,939,211
Other Investments  * Total
Affiliated Registered Investment Companies 115,468,599
Affiliated Short-Term Investments 142,627,573
Collateral Held for Securities Loaned 9,555,713
Subtotal Other Investments $267,651,885
Total Investments at Value $964,091,805

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 629,534 629,534 – –
Total Asset Derivatives $629,534 $629,534 $– $–
Liability Derivatives
Futures Contracts 177,869 177,869 – –
Total Liability Derivatives $177,869 $177,869 $– $–
The following table presents Opportunity Income Plus Fund's futures contracts held as of October 31, 2021. Investments and/or cash totaling
$299,985 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME Ultra Long Term U.S. Treasury Bond 87 December 2021 $ 17,230,006 ( $ 142,663)
Total Futures Long Contracts $ 17,230,006 ( $ 142,663)
CBOT 10-Yr. U.S. Treasury Note (69) December 2021 ( $ 9,222,093) $ 203,578
CBOT 2-Yr. U.S. Treasury Note (9) December 2021 (1,981,691) 8,441
CBOT 5-Yr. U.S. Treasury Note (188) December 2021 (23,232,263) 343,262
CBOT U.S. Long Bond (37) December 2021 (5,916,012) (35,206)
Ultra 10-Yr. U.S. Treasury Note (21) December 2021 (3,119,909) 74,253
Total Futures Short Contracts ( $ 43,471,968) $594,328
Total Futures Contracts ( $ 26,241,962) $451,665
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of October 31, 2021, for Opportunity Income
Plus Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 629,534
Total Interest Rate Contracts 629,534
Total Asset Derivatives $629,534
Liability Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 177,869
Total Interest Rate Contracts 177,869
Total Liability Derivatives $177,869
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2021, for
Opportunity Income Plus Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 3,495,273
Total Interest Rate Contracts 3,495,273
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (617,506)
Total Equity Contracts (617,506)
Total $2,877,767
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2021, for Opportunity Income Plus Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 131,587
Total Interest Rate Contracts 131,587
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (72,479)
Total Equity Contracts (72,479)
Total $59,108
The following table presents Opportunity Income Plus Fund's average volume of derivative activity during the period ended October 31, 2021.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Short ($986,624)
Interest Rate Contracts
Futures - Long 36,540,662
Futures - Short (28,651,796)

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Opportunity Income Plus
Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
10/31/2021
Shares Held at
10/31/2021
% of Net
Assets
10/31/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $116,538 $7,818 $7,340 $115,469 11,904 13.6%
Total Affiliated Registered Investment
Companies 116,538 115,469 13.6
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% 116,110 587,086 560,568 142,628 14,263 16.8
Total Affiliated Short-Term Investments 116,110 142,628 16.8
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   1,843 191,824 184,111 9,556 9,556 1.1
Total Collateral Held for Securities Loaned 1,843 9,556 1.1
Total Value $234,491 $267,653
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2020
- 10/31/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $(322) $(1,225) $– $5,317
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% (9) 9 – 221
Total Income/Non Income Cash from Affiliated Investments $5,538
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 0 73
Total Affiliated Income from Securities Loaned, Net $73
Total $(331) $(1,216) $0

Small Cap Growth Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 97.1% ) Value
Consumer Discretionary (14.5%)
26,852 Bally's Corporation
a
$ 1,230,090
15,763 Choice Hotels International, Inc. 2,216,593
52,973 Cooper-Standard Holdings, Inc.
a
1,374,120
93,357 Duluth Holdings, Inc.
a
1,337,806
184,895 Everi Holdings, Inc.
a
4,437,480
8,325 Five Below, Inc.
a
1,642,522
5,049 Lithia Motors, Inc. 1,611,742
38,287 Magnite, Inc.
a
1,034,898
21,073 Ollie's Bargain Outlet Holdings,
Inc.
a
1,425,799
13,949 Papa John's International, Inc. 1,730,792
22,158 Planet Fitness, Inc.
a
1,762,669
41,439 Skyline Corporation
a
2,623,917
90,578 ThredUp, Inc.
a
1,960,108
10,716 Wingstop, Inc. 1,848,188
Total 26,236,724
Consumer Staples (2.7%)
86,675 e.l.f. Beauty, Inc.
a
2,800,469
54,984 Turning Point Brands, Inc. 2,098,740
Total 4,899,209
Energy (0.2%)
46,104 Nine Energy Service, Inc.
a
85,754
25,952 Talos Energy, Inc.
a
336,597
Total 422,351
Financials (6.1%)
23,319 Ameris Bancorp 1,221,682
24,344 Hamilton Lane, Inc. 2,544,192
12,862 Kinsale Capital Group, Inc. 2,407,123
25,320 Seacoast Banking Corporation of
Florida 922,408
10,379 TMX Group, Ltd. 1,123,693
25,180 Western Alliance Bancorp 2,923,146
Total 11,142,244
Health Care (19.3%)
16,486 908 Devices, Inc.
a
542,389
25,654 ACADIA Pharmaceuticals, Inc.
a
460,489
29,481 Adaptive Biotechnologies
Corporation
a
984,960
52,369 Agilon Health, Inc.
a
1,283,041
9,524 Arena Pharmaceuticals, Inc.
a
546,582
2,835 Argenx SE ADR
a
856,057
7,114 Ascendis Pharma AS ADR
a
1,078,553
43,740 Axonics Modulation Technologies,
Inc.
a
3,208,329
5,311 Global Blood Therapeutics, Inc.
a
193,958
9,814 Guardant Health, Inc.
a
1,146,177
24,798 Immunocore Holdings plc ADR
a
955,219
11,881 Inspire Medical Systems, Inc.
a
3,202,880
70,027 Lantheus Holdings, Inc.
a
1,637,932
21,913 Natera, Inc.
a
2,510,572
16,131 Nevro Corporation
a
1,834,740
32,758 Phreesia, Inc.
a
2,310,749
35,282 Progyny, Inc.
a
2,167,373
37,044 Pulmonx Corporation
a
1,442,123
10,091 Repligen Corporation
a
2,931,436
6,142 Sarepta Therapeutics, Inc.
a
486,016
42,388 Silk Road Medical, Inc.
a
2,488,600
26,262 Tactile Systems Technology, Inc.
a
905,776
26,669 Travere Therapeutics, Inc.
a
768,334
Shares Common Stock (97.1%) Value
Health Care (19.3%) - continued
30,897 Vor BioPharma, Inc.
a
$ 486,010
24,503 Zymeworks, Inc. 545,192
Total 34,973,487
Industrials (24.6%)
44,170 Altra Industrial Motion Corporation 2,303,465
22,845 ASGN, Inc.
a
2,733,633
15,596 Chart Industries, Inc.
a
2,768,602
94,338 First Advantage Corporation
a
1,764,120
16,060 Forward Air Corporation 1,614,994
14,019 Lincoln Electric Holdings, Inc. 1,996,306
22,542 Mercury Systems, Inc.
a
1,161,815
92,379 Meritor, Inc.
a
2,248,505
20,693 Middleby Corporation
a
3,775,231
79,717 Ranpak Holdings Corporation
a
2,747,048
9,595 RBC Bearings, Inc.
a
2,244,558
22,998 Regal Rexnord Corporation 3,503,285
53,649 Rush Enterprises, Inc. 2,794,040
5,905 Saia, Inc.
a
1,846,139
11,940 Simpson Manufacturing Company,
Inc. 1,266,715
99,666 Summit Materials, Inc.
a
3,553,093
80,223 Sun Country Airlines Holdings,
Inc.
a
2,429,152
5,517 Vicor Corporation
a
836,322
15,405 Willdan Group, Inc.
a
514,989
73,656 WillScot Mobile Mini Holdings
Corporation
a
2,559,546
Total 44,661,558
Information Technology (25.1%)
43,046 Alignment Healthcare, Inc.
a
854,893
31,766 Anaplan, Inc.
a
2,071,461
17,917 Avalara, Inc.
a
3,218,610
24,643 Bandwidth, Inc.
a
2,101,555
27,316 BigCommerce Holdings, Inc.
a
1,262,272
47,618 Calix, Inc.
a
2,980,411
18,126 Cognex Corporation 1,587,656
21,753 Descartes Systems Group, Inc.
a
1,778,743
17,239 Dolby Laboratories, Inc. 1,523,066
10,438 Endava plc ADR
a
1,654,005
10,661 Five9, Inc.
a
1,684,545
31,703 Lattice Semiconductor
Corporation
a
2,201,456
40,410 LivePerson, Inc.
a
2,081,519
39,909 LiveRamp Holding, Inc.
a
2,135,531
9,537 MKS Instruments, Inc. 1,431,027
4,558 Monolithic Power Systems, Inc. 2,395,047
9,153 Nova Measuring Instruments, Ltd.
a
994,199
16,409 Q2 Holdings, Inc.
a
1,287,450
6,578 Rogers Corporation
a
1,322,967
10,605 SailPoint Technologies Holdings,
Inc.
a
508,828
102,182 Sierra Wireless, Inc.
a
1,710,527
5,117 SiTime Corporation
a
1,355,442
28,631 Sprout Social, Inc.
a
3,655,606
24,460 Workiva, Inc.
a
3,657,993
Total 45,454,809
Materials (1.6%)
17,225 Compass Minerals International,
Inc. 1,129,960

Small Cap Growth Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (97.1%) Value
Materials (1.6%) - continued
7,179 Quaker Chemical Corporation $ 1,764,885
Total 2,894,845
Real Estate (3.0%)
68,349 Cushman and Wakefield plc
a
1,256,938
8,264 FirstService Corporation 1,652,139
16,042 NexPoint Residential Trust, Inc. 1,136,094
21,898 Rexford Industrial Realty, Inc. 1,471,546
Total 5,516,717
Total Common Stock
(cost $152,232,168) 176,201,944
Shares
Registered Investment
Companies ( 1.0% ) Value
Unaffiliated  (1.0%)
9,349 SPDR S&P Biotech ETF
b
1,166,849
6,274 SPDR S&P Oil & Gas Exploration
ETF
b
667,302
Total 1,834,151
Total Registered Investment
Companies (cost $1,696,436) 1,834,151
Shares
Collateral Held for Securities
Loaned ( 0.5% ) Value
927,825 Thrivent Cash Management Trust 927,825
Total Collateral Held for
Securities Loaned
(cost $927,825) 927,825
Shares Short-Term Investments ( 1.6% ) Value
Thrivent Core Short-Term Reserve
Fund
282,879 0.130% 2,828,787
Total Short-Term Investments
(cost $2,828,787) 2,828,787
Total Investments (cost
$157,685,216) 100.2% $181,792,707
Other Assets and Liabilities, Net
(0.2%) (406,156)
Total Net Assets 100.0% $181,386,551
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Growth Fund as of October 31, 2021:
Securities Lending Transactions
Common Stock $ 902,106
Total lending $902,106
Gross amount payable upon return of
collateral for securities loaned $927,825
Net amounts due to counterparty $25,719
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $31,208,356
Gross unrealized depreciation (7,237,001)
Net unrealized appreciation (depreciation) $23,971,355
Cost for federal income tax purposes $157,821,352

Small Cap Growth Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2021, in valuing Small Cap Growth Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Consumer Discretionary 26,236,724 26,236,724 – –
Consumer Staples 4,899,209 4,899,209 – –
Energy 422,351 422,351 – –
Financials 11,142,244 10,018,551 1,123,693 –
Health Care 34,973,487 34,973,487 – –
Industrials 44,661,558 44,661,558 – –
Information Technology 45,454,809 45,454,809 – –
Materials 2,894,845 2,894,845 – –
Real Estate 5,516,717 5,516,717 – –
Registered Investment Companies
Unaffiliated 1,834,151 1,834,151 – –
Subtotal Investments in Securities $178,036,095 $176,912,402 $1,123,693 $–
Other Investments  * Total
Affiliated Short-Term Investments 2,828,787
Collateral Held for Securities Loaned 927,825
Subtotal Other Investments $3,756,612
Total Investments at Value $181,792,707
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Growth Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
10/31/2021
Shares Held at
10/31/2021
% of Net
Assets
10/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% $319 $43,500 $40,990 $2,829 283 1.6%
Total Affiliated Short-Term Investments 319 2,829 1.6
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   685 14,896 14,653 928 928 0.5
Total Collateral Held for Securities Loaned 685 928 0.5
Total Value $1,004 $3,757
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2020
- 10/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% $1 $(1) $– $3
Total Income/Non Income Cash from Affiliated Investments $3
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 0 6
Total Affiliated Income from Securities Loaned, Net $6
Total $1 $(1) $0

Small Cap Stock Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 98.5% ) Value
Communications Services (1.0%)
1,018,510 QuinStreet , Inc.
a
$ 14,259,140
Total 14,259,140
Consumer Discretionary (12.1%)
341,205 Cedar Fair, LP
a
15,855,796
133,945 Cimpress plc
a
11,963,967
639,792 Clarus Corporation 17,645,463
623,303 Cooper-Standard Holdings, Inc.
a
16,168,480
1,061,861 Everi Holdings, Inc.
a
25,484,664
460,645 Leggett & Platt, Inc. 21,581,218
330,561 Miller Industries, Inc. 11,946,475
192,847 Sleep Number Corporation
a
17,036,104
441,351 Stoneridge, Inc.
a
8,376,842
897,932 ThredUp , Inc.
a
19,431,249
316,757 Zumiez , Inc.
a
12,892,010
Total 178,382,268
Consumer Staples (3.1%)
109,381 John B. Sanfilippo & Son, Inc. 9,242,694
1,322,713 Primo Water Corporation 21,031,137
416,869 Turning Point Brands, Inc. 15,911,890
Total 46,185,721
Energy (2.6%)
380,413 Devon Energy Corporation 15,246,953
730,699 Helmerich & Payne, Inc. 22,680,897
Total 37,927,850
Financials (19.9%)
420,229 Air Lease Corporation 16,830,171
374,434 Assured Guaranty, Ltd. 20,811,042
357,143 Bank of N.T. Butterfield & Son, Ltd. 12,821,434
833,545 Bridgewater Bancshares, Inc.
a
15,078,829
678,619 Byline Bancorp, Inc. 17,481,225
758,375 Columbia Banking System, Inc. 25,883,339
369,625 Enterprise Financial Services
Corporation 17,379,767
203,887 Glacier Bancorp, Inc. 11,272,912
596,040 Heartland Financial USA, Inc. 29,873,525
124,846 Houlihan Lokey , Inc. 13,992,740
133,825 Primerica, Inc. 22,514,718
479,490 Seacoast Banking Corporation of
Florida 17,467,821
86,182 Selective Insurance Group, Inc. 6,754,083
356,376 Synovus Financial Corporation 16,603,558
262,371 Triumph Bancorp, Inc.
a
30,776,118
151,773 Western Alliance Bancorp 17,619,328
Total 293,160,610
Health Care (9.0%)
108,315 AMN Healthcare Services, Inc.
a
10,690,691
307,466 Halozyme Therapeutics, Inc.
a
11,705,231
219,528 InMode , Ltd.
a
20,798,083
664,958 Ionis Pharmaceuticals, Inc.
a
21,192,211
941,285 Lantheus Holdings, Inc.
a
22,016,656
151,745 Progyny , Inc.
a
9,321,695
294,283 Syneos Health, Inc.
a
27,468,375
1,575,557 Viemed Healthcare, Inc.
a
9,027,942
Total 132,220,884
Industrials (21.5%)
176,722 ASGN, Inc.
a
21,146,555
Shares Common Stock (98.5%) Value
Industrials (21.5%) - continued
903,313 Badger Infrastructure Solution $ 24,925,775
286,306 Crane Company 29,569,684
167,180 Curtiss-Wright Corporation 21,345,542
209,509 Forward Air Corporation 21,068,225
254,700 Helios Technologies, Inc. 23,190,435
149,300 Lincoln Electric Holdings, Inc. 21,260,320
248,517 Manpower, Inc. 24,019,168
699,039 Meritor, Inc.
a
17,014,609
99,534 Middleby Corporation
a
18,158,983
416,829 NAPCO Security Technologies,
Inc.
a
19,991,119
514,061 Sun Country Airlines Holdings,
Inc.
a
15,565,767
831,225 US Ecology, Inc.
a
26,757,133
247,134 WESCO International, Inc.
a
32,018,681
Total 316,031,996
Information Technology (14.1%)
116,182 Advanced Energy Industries, Inc. 10,667,831
347,781 Agilysys , Inc.
a
16,596,109
236,147 Axcelis Technologies, Inc.
a
12,971,555
213,338 BigCommerce Holdings, Inc.
a
9,858,349
207,375 Ciena Corporation
a
11,258,389
242,282 Computer Services, Inc. 13,325,510
139,641 Dolby Laboratories, Inc. 12,337,282
1,169,025 Gilat Satellite Networks, Ltd.
b
9,574,315
361,856 Knowles Corporation
a
7,541,079
53,282 Littelfuse , Inc. 15,694,213
374,847 National Instruments Corporation 15,919,752
472,040 Sonos , Inc.
a
15,397,945
2,328,581 TTM Technologies, Inc.
a
30,830,412
166,647 Workiva , Inc.
a
24,922,059
Total 206,894,800
Materials (6.9%)
243,145 Ashland Global Holdings, Inc. 23,344,352
516,755 Carpenter Technology Corporation 15,957,394
159,996 Ingevity Corporation
a
12,465,288
1,992,298 Ivanhoe Mines, Ltd.
a
15,631,233
282,309 UFP Technologies, Inc.
a
17,472,104
136,836 United States Lime & Minerals, Inc. 16,896,509
Total 101,766,880
Real Estate (6.5%)
212,843 Agree Realty Corporation 15,124,623
424,931 American Campus Communities,
Inc. 22,827,293
107,262 Colliers International Group, Inc. 15,592,677
162,663 Healthcare Realty Trust, Inc. 5,377,639
700,590 Independence Realty Trust, Inc. 16,554,942
198,195 National Storage Affiliates Trust 12,379,260
197,713 Rayonier, Inc. REIT 7,380,626
Total 95,237,060
Utilities (1.8%)
107,559 NorthWestern Corporation 6,115,805
222,475 Portland General Electric
Company 10,970,242

Small Cap Stock Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (98.5%) Value
Utilities (1.8%) - continued
147,784 Spire, Inc. $ 9,274,924
Total 26,360,971
Total Common Stock
(cost $1,150,222,088) 1,448,428,180
Shares
Collateral Held for Securities
Loaned ( <0.1% ) Value
59,500 Thrivent Cash Management Trust 59,500
Total Collateral Held for
Securities Loaned
(cost $59,500) 59,500
Shares Short-Term Investments ( 1.7% ) Value
Thrivent Core Short-Term Reserve
Fund
2,463,889 0.130% 24,638,889
Total Short-Term Investments
(cost $24,636,293) 24,638,889
Total Investments (cost
$1,174,917,881) 100.2% $1,473,126,569
Other Assets and Liabilities, Net
(0.2%) (3,355,205)
Total Net Assets 100.0% $1,469,771,364
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Stock Fund as of October 31, 2021:
Securities Lending Transactions
Common Stock $ 57,330
Total lending $57,330
Gross amount payable upon return of
collateral for securities loaned $59,500
Net amounts due to counterparty $2,170
Definitions:
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $326,414,005
Gross unrealized depreciation (36,088,341)
Net unrealized appreciation (depreciation) $290,325,664
Cost for federal income tax purposes $1,182,800,905

Small Cap Stock Fund
Schedule of Investments as of October 31, 2021
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2021, in valuing Small Cap Stock Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 14,259,140 14,259,140 – –
Consumer Discretionary 178,382,268 178,382,268 – –
Consumer Staples 46,185,721 46,185,721 – –
Energy 37,927,850 37,927,850 – –
Financials 293,160,610 293,160,610 – –
Health Care 132,220,884 132,220,884 – –
Industrials 316,031,996 291,106,221 24,925,775 –
Information Technology 206,894,800 206,894,800 – –
Materials 101,766,880 86,135,647 15,631,233 –
Real Estate 95,237,060 95,237,060 – –
Utilities 26,360,971 26,360,971 – –
Subtotal Investments in Securities $1,448,428,180 $1,407,871,172 $40,557,008 $–
Other Investments  * Total
Affiliated Short-Term Investments 24,638,889
Collateral Held for Securities Loaned 59,500
Subtotal Other Investments $24,698,389
Total Investments at Value $1,473,126,569
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Stock Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
10/31/2021
Shares Held at
10/31/2021
% of Net
Assets
10/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% $8,123 $477,432 $460,916 $24,639 2,464 1.7%
Total Affiliated Short-Term Investments 8,123 24,639 1.7
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   8,298 184,714 192,952 60 60 <0.1
Total Collateral Held for Securities Loaned 8,298 60 <0.1
Total Value $16,421 $24,699
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2020
- 10/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% $– $– $– $39
Total Income/Non Income Cash from Affiliated Investments $39
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 0 14
Total Affiliated Income from Securities Loaned, Net $14
Total $– $– $0

Thrivent Mutual Funds
Statement of Assets and Liabilities
The accompanying Notes to Financial Statements are an integral part of this statement.

As of October 31, 2021
Aggressive
Allocation Fund
Balanced Income
Plus Fund Global Stock Fund
Assets
Investments in unaffiliated securities at cost $743,813,181 $305,328,436 $1,434,609,740
Investments in affiliated securities at cost $809,296,066 $139,121,013 $223,049,748
Investments in unaffiliated securities at value
(#)
$1,013,260,500 $365,601,733 $2,043,656,608
Investments in affiliated securities at value 1,173,497,256 145,124,806 233,654,374
Cash 1,599
(a)
321
(b)
—
Initial margin deposit on open future contracts 289,500 57,500 1,005,788
Dividends and interest receivable 774,383 1,015,123 4,113,593
Prepaid expenses 25,707 4,925 17,361
Prepaid trustee fees 4,762 1,515 7,437
Receivable for:
Investments sold 1,830,032 2,901,788 12,966,857
Investments sold on a delayed-delivery basis 14,096,350 33,042,798 —
Fund shares sold 1,227,444 314,239 179,203
Expense reimbursements 353,426 — —
Variation margin on open future contracts 815,498 22,781 674,385
Variation margin on open swap contracts — — —
Total Assets 2,206,176,457 548,087,529 2,296,275,606
Liabilities
Distributions payable — — —
Accrued expenses 173,062 73,870 236,315
Cash overdraft — — 306,065
(c)
Payable for:
Investments purchased 1,328,986 1,036,760 14,198,678
Investments purchased on a delayed-delivery basis 38,314,380 88,117,124 16,157,738
Return of collateral for securities loaned 12,677,137 3,221,740 28,654,517
Foreign capital gain tax liability — — —
Fund shares redeemed 486,459 174,736 506,727
Variation margin on open future contracts 1,777,438 23,606 1,586,460
Investment advisory fees 1,298,994 208,816 1,019,096
Administrative fees 30,258 6,454 31,533
Distribution fees 262,103 59,412 374,706
Transfer agent fees 156,593 29,689 127,420
Trustee deferred compensation 34,608 48,358 318,953
Open options written, at value 3,915
(e)
— —
Contingent liabilities^ — — —
Mortgage dollar roll deferred revenue 29,044 64,454 —
Total Liabilities 56,572,977 93,065,019 63,518,208
Net Assets
Capital stock (beneficial interest) 1,341,474,240 365,579,829 1,352,873,715
Distributable earnings/(accumulated loss) 808,129,240 89,442,681 879,883,683
Total Net Assets $2,149,603,480 $455,022,510 $2,232,757,398
Class A Share Capital $1,261,734,659 $283,370,873 $1,802,848,126
Shares of beneficial interest outstanding (Class A) 60,681,967 18,479,919 55,223,526
Net asset value per share $20.79 $15.33 $32.65
Maximum public offering price $21.77 $16.05 $34.19
Class S Share Capital $887,868,821 $171,651,637 $429,909,272
Shares of beneficial interest outstanding (Class S) 42,202,849 11,221,892 12,990,495
Net asset value per share $21.04 $15.30 $33.09
(#)
Includes securities on loan of 12,370,697 3,125,950 27,518,139
(a) Amount presented includes U.S. Dollar cash of $789 and foreign currency holdings of $810 (cost $779).
(b) Amount presented includes U.S. Dollar cash of ($14,776) and foreign currency holdings of $15,097 (cost $14,009).
(c) Amount presented includes U.S. Dollar cash of ($799,788) and foreign currency holdings of $493,723 (cost $493,991).
(d) Amount presented includes U.S. Dollar cash of ($146,535) and foreign currency holdings of $1,603,143 (cost $1,601,826).
(e) Open options written, cost ($10,859).
(f) Open options written, cost ($16,289).
^ Contingent liabilities accrual.  Additional information can be found in the accompanying Notes to Financial Statements.

Thrivent Mutual Funds
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Government
Bond Fund
High Income
Municipal Bond
Fund High Yield Fund Income Fund
International
Allocation Fund
Large Cap
Growth Fund
Large Cap Value
Fund
$106,516,497 $32,541,358 $783,300,577 $1,083,881,095 $799,171,537 $1,070,341,525 $1,148,449,040
$35,204,360 $— $42,393,187 $21,960,388 $66,690,225 $109,585,372 $57,023,745
$107,382,987 $33,809,125 $807,370,317 $1,133,448,915 $935,193,995 $2,213,305,458 $1,768,292,630
35,210,935 — 42,406,761 21,990,235 66,757,201 109,604,661 57,046,573
— 64,787 — 98,308 1,456,608
(d)
— 1,622
— — — — 1,081,330 — —
282,074 345,426 9,936,705 10,190,802 4,157,467 269,524 2,654,457
5,958 3,970 15,873 19,298 8,618 22,219 12,582
1,012 1,012 2,859 4,049 3,349 7,372 5,985
— — 2,058,618 2,018,750 1,368,666 4,505,304 4,650,556
21,559,269 — — — — — —
57,797 117,385 401,998 1,067,096 28,151 1,054,507 1,040,463
659 15,392 — — 19,745 — —
15,757 — 11,999 35,750 475 — —
— — 45,619 — — — —
164,516,448 34,357,097 862,250,749 1,168,873,203 1,010,075,605 2,328,769,045 1,833,704,868
219 8,048 497,976 110,793 — — —
19,011 17,599 62,311 91,930 548,035 113,019 116,375
— — 21,238 — — — —
198,284 — 3,598 — 1,566,064 19,272,495 —
56,049,629 716,891 14,360,844 2,560,000 — — —
— — 21,111,507 3,566,000 13,248,084 27,875,384 15,388,980
— — — — 163,568 — —
31,257 22,122 352,378 557,072 27,153 572,701 415,742
6,367 2,750 2,977 — 461,773 — —
36,629 13,923 265,797 326,772 550,375 1,238,729 680,788
1,557 473 11,879 16,712 14,117 31,565 25,719
383 — 85,542 69,749 30,102 98,094 61,867
2,513 1,322 36,416 33,579 28,212 69,593 36,520
12,727 1,331 82,328 90,421 97,721 66,181 83,549
5,872
(f)
— — — — — —
— — — — — — —
40,921 — — — — — —
56,405,369 784,459 36,894,791 7,423,028 16,735,204 49,337,761 16,809,540
108,113,626 32,552,741 869,111,325 1,092,333,623 782,875,942 1,006,981,344 1,064,221,437
(2,547) 1,019,897 (43,755,367) 69,116,552 210,464,459 1,272,449,940 752,673,891
$108,111,079 $33,572,638 $825,355,958 $1,161,450,175 $993,340,401 $2,279,431,284 $1,816,895,328
$3,610,957 $— $402,557,816 $327,858,044 $143,615,284 $480,215,116 $296,510,946
358,443 — 86,136,999 33,468,425 11,843,517 25,487,134 9,974,401
$10.07 $— $4.67 $9.80 $12.13 $18.84 $29.73
$10.28 $— $4.89 $10.26 $12.70 $19.73 $31.13
$104,500,122 $33,572,638 $422,798,142 $833,592,131 $849,725,117 $1,799,216,168 $1,520,384,382
10,371,312 3,065,616 90,419,077 85,153,253 69,583,675 83,423,347 50,681,883
$10.08 $10.95 $4.68 $9.79 $12.21 $21.57 $30.00
— — 20,363,945 3,450,870 12,325,180 27,235,252 14,713,489

Thrivent Mutual Funds
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

As of October 31, 2021
Limited Maturity
Bond Fund
Low Volatility Equity
Fund
Mid Cap Growth
Fund
Assets
Investments in unaffiliated securities at cost $1,691,164,007 $23,858,528 $14,865,380
Investments in affiliated securities at cost $43,305,879 $902,622 $1,004,817
Investments in unaffiliated securities at value
(#)
$1,700,673,687 $28,642,480 $19,136,299
Investments in affiliated securities at value 43,335,174 902,622 1,004,817
Cash — 25,023
(a)
—
Initial margin deposit on open future contracts — 60,392 —
Dividends and interest receivable 7,457,057 90,321 1,459
Prepaid expenses 32,356 4,361 4,459
Prepaid trustee fees 5,967 1,012 1,012
Receivable for:
Investments sold 4,293,306 — 74,788
Investments sold on a delayed-delivery basis 30,318,438 — —
Fund shares sold 3,159,227 18,727 9,390
Expense reimbursements — 14,487 16,563
Variation margin on open future contracts — — —
Total Assets 1,789,275,212 29,759,425 20,248,787
Liabilities
Distributions payable 36,925 — —
Accrued expenses 156,703 28,689 21,630
Cash overdraft 36,130 — —
Payable for:
Investments purchased 7,100,998 — 418,019
Investments purchased on a delayed-delivery basis 63,222,793 — —
Return of collateral for securities loaned 2,364,500 — 465,500
Fund shares redeemed 2,979,325 206,833 10,804
Variation margin on open future contracts 30,636 1,050 —
Variation margin on open swap contracts — — —
Investment advisory fees 394,701 14,657 11,690
Administrative fees 24,674 415 265
Distribution fees 38,948 — —
Transfer agent fees 57,351 2,723 4,687
Trustee deferred compensation 78,501 1,341 512
Open options written, at value — — —
Contingent liabilities^ — — —
Mortgage dollar roll deferred revenue 43,673 — —
Total Liabilities 76,565,858 255,708 933,107
Net Assets
Capital stock (beneficial interest) 1,702,360,924 23,126,279 14,596,877
Distributable earnings/(accumulated loss) 10,348,430 6,377,438 4,718,803
Total Net Assets $1,712,709,354 $29,503,717 $19,315,680
Class A Share Capital $365,935,347 $— $—
Shares of beneficial interest outstanding (Class A) 28,928,299 — —
Net asset value per share $12.65 $— $—
Maximum public offering price $12.65 $— $—
Class S Share Capital $1,346,774,007 $29,503,717 $19,315,680
Shares of beneficial interest outstanding (Class S) 106,495,360 2,083,823 1,113,661
Net asset value per share $12.65 $14.16 $17.34
(#)
Includes securities on loan of 2,309,413 — 452,795
(a) Amount presented includes foreign currency holdings of $25,023 (cost $25,004).
(b) Amount presented includes U.S. Dollar cash of $889,763 and foreign currency holdings of $790 (cost $758).
(c) Amount presented includes U.S. Dollar cash of $619,372 and foreign currency holdings of $1,612 (cost $1,536).
(d) Amount presented includes U.S. Dollar cash of $461,401 and foreign currency holdings of $17 (cost $16).
(e) Open options written, cost ($114,023).
(f) Open options written, cost ($67,871).
(g) Open options written, cost ($59,727).
1 Securities held by this fund are valued on the basis of amortized cost, which approximates market value.
^ Contingent liabilities accrual.  Additional information can be found in the accompanying Notes to Financial Statements.

Thrivent Mutual Funds
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Mid Cap Stock
Fund
Mid Cap Value
Fund
Moderate
Allocation Fund
Moderately
Aggressive
Allocation Fund
Moderately
Conservative
Allocation Fund
Money Market
Fund
Municipal Bond
Fund
$2,305,948,663 $9,430,153 $1,584,985,679 $1,403,823,570 $655,703,826 $630,006,648 $1,497,569,468
$209,429,837 $406,978 $1,536,235,006 $1,760,143,625 $602,029,003 $— $—
$3,609,768,917 $11,880,476 $1,833,753,476 $1,741,965,181 $715,831,351 $630,006,648
1
$1,613,393,291
209,457,975 406,978 2,146,621,205 2,571,621,015 755,930,971 — —
— — 890,553
(b)
620,984
(c)
461,418
(d)
8,998 95,956
— — 410,000 475,000 97,500 — —
846,672 3,297 5,840,862 3,913,152 2,889,817 83,715 20,411,517
21,175 4,392 36,524 34,546 24,784 15,808 17,445
12,319 1,012 7,969 8,027 3,114 2,161 5,691
— — 2,928,793 2,692,619 1,147,819 18,720,000 1,675,457
— — 153,631,970 97,569,639 93,333,241 — —
4,605,329 6,051 1,694,352 1,707,805 776,326 3,573,861 573,391
— 13,403 599,342 832,248 161,203 220,002 —
— — 1,198,787 1,517,764 287,709 — —
3,824,712,387 12,315,609 4,147,613,833 4,422,957,980 1,570,945,253 652,631,193 1,636,172,748
— — — — — — 375,797
223,743 13,099 208,975 246,211 122,320 58,278 93,783
46 — — — — — —
— 60,058 3,152,683 2,663,735 1,433,857 12,598,427 —
— — 412,232,966 252,638,004 238,884,928 12,548,249 7,683,991
20,280,000 214,616 22,874,042 20,689,323 5,942,614 — —
1,175,936 — 1,510,320 2,200,601 540,962 1,792,292 685,880
— — 1,382,970 1,650,898 155,215 — —
— — 97,349 215,706 77,018 — —
1,861,228 7,603 1,903,532 2,289,815 647,696 186,281 546,796
52,672 172 52,429 58,499 18,835 9,048 23,465
341,864 — 469,450 570,978 167,683 — 252,227
142,851 2,251 165,813 242,423 61,433 48,012 43,106
186,696 512 56,601 69,900 34,710 — 170,462
— — 41,106
(e)
24,468
(f)
21,532
(g)
— —
— — — — — — —
— — 316,505 198,877 185,741 — —
24,265,036 298,311 444,464,741 283,759,438 248,294,544 27,240,587 9,875,507
2,101,810,460 9,066,388 2,683,132,120 2,786,110,556 1,085,543,551 625,390,606 1,540,287,579
1,698,636,891 2,950,910 1,020,016,972 1,353,087,986 237,107,158 — 86,009,662
$3,800,447,351 $12,017,298 $3,703,149,092 $4,139,198,542 $1,322,650,709 $625,390,606 $1,626,297,241
$1,651,671,050 $— $2,246,856,899 $2,740,187,736 $797,171,607 $349,417,341 $1,186,269,568
45,819,537 — 133,056,279 145,938,937 57,257,707 349,400,410 103,097,177
$36.05 $— $16.89 $18.78 $13.92 $1.00 $11.51
$37.75 $— $17.69 $19.66 $14.58 $1.00 $12.05
$2,148,776,301 $12,017,298 $1,456,292,193 $1,399,010,806 $525,479,102 $275,973,265 $440,027,673
51,614,079 743,801 85,977,410 73,745,530 37,617,625 275,954,750 38,242,387
$41.63 $16.16 $16.94 $18.97 $13.97 $1.00 $11.51
19,925,100 210,078 22,280,253 20,143,448 5,795,269 — —

Thrivent Mutual Funds
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

As of October 31, 2021
Opportunity
Income Plus Fund
Small Cap Growth
Fund
Small Cap Stock
Fund
Assets
Investments in unaffiliated securities at cost $690,334,246 $153,928,604 $1,150,222,088
Investments in affiliated securities at cost $266,462,503 $3,756,612 $24,695,793
Investments in unaffiliated securities at value
(#)
$696,439,920 $178,036,095 $1,448,428,180
Investments in affiliated securities at value 267,651,885 3,756,612 24,698,389
Cash — 408
(a)
—
Dividends and interest receivable 4,051,416 1,109 185,551
Prepaid expenses 12,955 4,336 12,382
Prepaid trustee fees 2,960 1,012 4,842
Receivable for:
Investments sold 22,961,245 585,578 2,145,497
Investments sold on a delayed-delivery basis 75,018,579 — —
Fund shares sold 1,275,012 320,819 3,137,473
Expense reimbursements — 18,645 —
Variation margin on open future contracts 68,484 — —
Total Assets 1,067,482,456 182,724,614 1,478,612,314
Liabilities
Distributions payable 103,734 — —
Accrued expenses 108,891 54,990 135,989
Cash overdraft 4,000,867 — 1,938
Payable for:
Investments purchased 1,884,223 166,437 7,199,554
Investments purchased on a delayed-delivery basis 201,993,953 — —
Return of collateral for securities loaned 9,555,713 927,825 59,500
Fund shares redeemed 550,986 55,406 345,935
Variation margin on open future contracts 20,477 — —
Investment advisory fees 309,333 119,154 784,945
Administrative fees 12,244 2,532 20,796
Distribution fees 49,567 — 124,658
Transfer agent fees 30,970 10,388 64,492
Trustee deferred compensation 60,605 1,331 103,143
Contingent liabilities^ — — —
Mortgage dollar roll deferred revenue 141,507 — —
Total Liabilities 218,823,070 1,338,063 8,840,950
Net Assets
Capital stock (beneficial interest) 860,705,109 153,271,616 1,012,040,828
Distributable earnings/(accumulated loss) (12,045,723) 28,114,935 457,730,536
Total Net Assets $848,659,386 $181,386,551 $1,469,771,364
Class A Share Capital $233,336,291 $— $591,853,127
Shares of beneficial interest outstanding (Class A) 23,031,922 — 21,239,217
Net asset value per share $10.13 $— $27.87
Maximum public offering price $10.61 $— $29.18
Class S Share Capital $615,323,095 $181,386,551 $877,918,237
Shares of beneficial interest outstanding (Class S) 60,729,936 8,857,368 24,554,458
Net asset value per share $10.13 $20.48 $35.75
(#)
Includes securities on loan of 9,311,431 902,106 57,330
(a) Amount presented i ncludes foreign currency holdings of $408 (cost $399).
^ Contingent liabilities accrual.  Additional information can be found in the accompanying Notes to Financial Statements.

Thrivent Mutual Funds
Statement of Operations
The accompanying Notes to Financial Statements are an integral part of this statement.

For the year ended October 31, 2021
Aggressive Allocation
Fund
Balanced Income Plus
Fund Global Stock Fund
Investment Income
Dividends $10,338,492 $2,401,451 $30,201,420
Taxable interest 695,477 4,672,589 2,940
Tax-Exempt interest — — —
Income from mortgage dollar rolls 411,941 534,571 —
Affiliated income from securities loaned, net 41,516 18,095 173,818
Income from affiliated investments 259,271 81,553 837,443
Non cash income 31,616 90,170 —
Non cash income from affiliated investments 8,377,576 2,041,657 —
Foreign tax withholding (60,236) (16,297) (1,878,743)
Total Investment Income 20,095,653 9,823,789 29,336,878
Expenses
Adviser fees 14,006,085 2,248,236 11,462,897
Administrative service fees 395,635 139,491 422,295
Audit and legal fees 44,595 37,933 50,953
Custody fees 90,987 76,571 209,102
Distribution expenses Class A 2,927,477 672,127 4,216,289
Insurance expenses 8,928 5,032 9,532
Pricing service fees — — —
Printing and postage expenses Class A 146,175 41,218 262,702
Printing and postage expenses Class S 163,989 23,976 22,264
SEC and state registration expenses 108,453 51,109 71,257
Transfer agent fees Class A 947,696 244,266 1,648,769
Transfer agent fees Class S 1,133,657 115,610 120,447
Trustees' fees 37,262 16,451 91,990
Other expenses 31,995 82,153 78,870
Total Expenses Before Reimbursement 20,042,934 3,754,173 18,667,367
Less:
Reimbursement from adviser (3,857,284) — —
Total Net Expenses 16,185,650 3,754,173 18,667,367
Net Investment Income/(Loss) 3,910,003 6,069,616 10,669,511
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments 155,959,423 23,549,983 214,113,147
Affiliated investments 813,411 456,434 (33,488)
In-kind contributions — 4,262,679 —
Class action settlements — — —
Distributions of realized capital gains from
affiliated investments 18,413,531 128 1,243
Written option contracts 46,367 — —
Futures contracts (2,521,629) 655,783 40,795,988
Foreign currency transactions 48,346 7,642 40,159
Swap agreements — — —
Change in net unrealized appreciation/(depreciation) on:
Investments 158,762,142 40,200,259 386,277,628
Affiliated investments 236,020,069 5,534,803 8,296,725
Written option contracts 515 — —
Futures contracts 18,675,147 312,394 18,682,733
Foreign currency transactions (3,608) (2,525) (75,024)
Swap agreements — — —
Foreign capital gain tax liability — — —
Net Realized and Unrealized Gains/(Losses) 586,213,714 74,977,580 668,099,111
Net Increase/(Decrease) in Net Assets Resulting
From Operations $590,123,717 $81,047,196 $678,768,622
(a) Includes foreign capital gain taxes paid of $360,534.

Thrivent Mutual Funds
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Government
Bond Fund
High Income
Municipal Bond
Fund High Yield Fund Income Fund
International
Allocation Fund
Large Cap
Growth Fund
Large Cap Value
Fund
$— $— $471,492 $304,663 $24,570,056 $7,419,849 $32,277,567
1,135,176 35,041 41,740,803 36,488,201 13,775 200 130
— 792,504 — — — — —
588,274 — — 160,333 — — —
— — 83,969 8,802 117,846 19,020 85,408
54,780 — 39,672 82,849 90,109 63,565 52,496
— — — — — — —
— — — — — — —
— — — — (2,616,644) (43,630) (320,287)
1,778,230 827,545 42,335,936 37,044,848 22,175,142 7,459,004 32,095,314
414,232 121,532 3,128,700 3,809,986 6,197,463 12,963,076 6,853,173
87,605 74,132 209,822 264,649 228,822 399,227 328,898
32,774 32,316 37,509 39,230 74,432 42,733 40,732
5,644 2,602 15,748 16,253 784,332 17,298 19,445
4,760 — 1,028,653 849,040 349,526 1,067,115 656,775
4,153 3,943 6,348 7,213 6,526 8,672 7,825
— 31,278 — — — — —
7,025 — 67,619 56,600 46,608 54,824 40,081
13,220 9,318 50,929 54,891 23,232 88,668 48,240
36,280 21,136 67,091 95,605 45,523 116,151 99,683
7,079 — 373,524 310,546 339,667 412,199 293,505
44,693 17,805 334,776 571,870 86,187 803,489 658,221
9,026 7,316 33,448 42,874 37,920 58,205 49,336
22,761 12,274 43,987 53,811 186,152 26,245 24,461
689,252 333,652 5,398,154 6,172,568 8,406,390 16,057,902 9,120,375
(9,058) (187,814) — — (189,999) — —
680,194 145,838 5,398,154 6,172,568 8,216,391 16,057,902 9,120,375
1,098,036 681,707 36,937,782 30,872,280 13,958,751 (8,598,898) 22,974,939
(188,485) 44,068 9,189,021 19,850,847 113,032,215
(a)
147,821,668 116,538,485
(6,872) — 8,206 40,730 68 2,316 —
— — — — — — —
14,679 — — — — — —
— — 766 41 98 658 733
35,309 — — — — — —
48,496 50,736 (529,127) (1,145,803) 14,613,731 — —
— — — — 17,582 — (36,489)
— — (311,586) — — — —
(2,662,134) 976,678 23,841,434 (13,295,007) 112,451,436 507,210,293 461,270,409
6,872 — (8,206) (40,730) (68) (2,316) —
7,299 — — — — — —
325,594 (8,449) 786,927 277,874 5,868,425 — —
— — — — (83,741) — 1,725
— — 9,986 — — — —
— — — — 29,051 — —
(2,419,242) 1,063,033 32,987,421 5,687,952 245,928,797 655,032,619 577,774,863
$(1,321,206) $1,744,740 $69,925,203 $36,560,232 $259,887,548 $646,433,721 $600,749,802

Thrivent Mutual Funds
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

For the year ended October 31, 2021
Limited Maturity Bond
Fund
Low Volatility Equity
Fund Mid Cap Growth Fund
Investment Income
Dividends $543,361 $647,753 $46,353
Taxable interest 27,222,060 78 2
Tax-Exempt interest — — —
Income from mortgage dollar rolls 2,043,692 — —
Affiliated income from securities loaned, net 7,418 301 608
Income from affiliated investments 300,493 482 487
Non cash income — — —
Non cash income from affiliated investments — — —
Foreign tax withholding — (35,221) (155)
Total Investment Income 30,117,024 613,393 47,295
Expenses
Adviser fees 4,406,790 175,420 103,615
Administrative service fees 344,162 74,970 72,349
Audit and legal fees 41,173 33,183 32,975
Custody fees 21,803 21,793 13,193
Distribution expenses Class A 459,753 — —
Insurance expenses 8,325 3,967 3,909
Printing and postage expenses Class A 67,873 — —
Printing and postage expenses Class S 101,750 14,235 12,520
SEC and state registration expenses 176,530 20,292 18,700
Transfer agent fees Class A 360,621 — —
Transfer agent fees Class S 1,077,073 39,873 44,284
Trustees' fees 52,686 7,317 7,222
Other expenses 67,172 26,857 13,105
Total Expenses Before Reimbursement 7,185,711 417,907 321,872
Less:
Reimbursement from adviser — (140,159) (194,565)
Total Net Expenses 7,185,711 277,748 127,307
Net Investment Income/(Loss) 22,931,313 335,645 (80,012)
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments 10,495,909 2,442,990 530,902
Affiliated investments (15,620) — —
In-kind contributions — — —
Class action settlements — — —
Distributions of realized capital gains from
affiliated investments 146 — 8
Written option contracts — — —
Futures contracts 4,185,532 16,657 —
Foreign currency transactions — 2,744 —
Swap agreements — — —
Change in net unrealized appreciation/(depreciation) on:
Investments (20,099,257) 3,493,624 3,177,576
Affiliated investments 15,620 — —
Written option contracts — — —
Futures contracts 1,381,865 20,200 —
Foreign currency transactions — (1,979) —
Swap agreements — — —
Net Realized and Unrealized Gains/(Losses) (4,035,805) 5,974,236 3,708,486
Net Increase/(Decrease) in Net Assets Resulting
From Operations $18,895,508 $6,309,881 $3,628,474
(*) Class action settlement proceeds related to GSE Bonds Antitrust Litigation.

Thrivent Mutual Funds
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Mid Cap Stock
Fund
Mid Cap Value
Fund
Moderate
Allocation Fund
Moderately
Aggressive
Allocation Fund
Moderately
Conservative
Allocation Fund
Money Market
Fund
Municipal Bond
Fund
$27,676,885 $122,970 $10,383,905 $12,349,238 $2,349,214 $— $—
325 — 20,438,978 13,073,860 10,334,745 703,669 408,394
— — — — — — 51,699,231
— — 4,241,571 2,594,306 2,297,691 — —
113,146 2,576 75,335 72,370 19,778 — —
253,092 371 700,602 588,344 337,841 — —
— — 71,752 80,923 17,103 — —
— — 19,641,664 21,562,863 8,642,864 — —
(232,524) — (41,493) (46,577) (6,079) — —
27,810,924 125,917 55,512,314 50,275,327 23,993,157 703,669 52,107,625
19,311,149 65,136 20,868,367 25,137,764 7,163,940 2,392,438 6,382,649
609,772 71,476 643,562 711,103 278,108 186,204 343,586
47,759 32,969 53,753 55,825 41,676 35,908 42,409
28,100 1,983 114,816 136,474 85,052 13,876 18,674
3,734,074 — 5,331,261 6,443,734 1,948,480 — 3,043,059
11,781 3,898 13,309 14,302 7,368 6,250 8,955
158,859 — 201,268 267,893 84,402 114,623 93,796
113,569 8,283 136,049 208,619 54,970 55,202 33,737
179,954 17,243 173,182 165,026 105,131 156,558 102,436
1,160,934 — 1,256,337 1,768,620 474,456 542,425 448,729
1,537,418 15,910 926,704 1,306,319 318,792 216,771 325,938
104,126 7,222 63,557 66,570 26,810 18,059 65,567
35,550 12,910 96,631 110,078 84,067 25,215 171,014
27,033,045 237,030 29,878,796 36,392,327 10,673,252 3,763,529 11,080,549
— (156,853) (6,553,626) (9,080,661) (1,781,465) (3,025,527) —
27,033,045 80,177 23,325,170 27,311,666 8,891,787 738,002 11,080,549
777,879 45,740 32,187,144 22,963,661 15,101,370 (34,333) 41,027,076
417,438,824 669,047 144,052,365 220,020,167 29,433,603 20,167 (99,808)
— 123 2,795,261 1,604,423 363,027 — —
— — — 707,817 — — —
— — — — — 30,090(*) 10,409
3,540 4 37,637,725 47,369,939 10,056,873 — —
— — 444,027 290,577 190,536 — —
— — (23,169,733) (59,426,196) (11,876,717) — —
— — (39,826) (46,316) (25,549) — —
— — 740,140 1,647,959 589,025 — —
812,746,141 2,378,633 114,406,242 158,695,321 19,936,312 — 13,406,691
— (123) 334,724,136 511,267,554 79,512,346 — —
— — 19,587 6,754 19,254 — —
— — 21,105,162 15,687,851 2,916,729 — —
— — (1,152) (1,819) 633 — —
— — (217,453) (481,823) (172,040) — —
1,230,188,505 3,047,684 632,496,481 897,342,208 130,944,032 50,257 13,317,292
$1,230,966,384 $3,093,424 $664,683,625 $920,305,869 $146,045,402 $15,924 $54,344,368

Thrivent Mutual Funds
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

For the year ended October 31, 2021
Opportunity
Income Plus Fund
Small Cap Growth
Fund
Small Cap Stock
Fund
Investment Income
Dividends $1,197,789 $423,985 $11,580,192
Taxable interest 20,304,520 16 126
Income from mortgage dollar rolls 1,966,663 — —
Affiliated income from securities loaned, net 72,870 5,595 14,164
Income from affiliated investments 220,690 3,011 38,687
Non cash income 234,401 — —
Non cash income from affiliated investments 5,317,054 — —
Foreign tax withholding (778) (3,182) (81,938)
Total Investment Income 29,313,209 429,425 11,551,231
Expenses
Adviser fees 3,547,003 856,266 7,223,828
Administrative service fees 210,123 88,196 258,390
Audit and legal fees 37,284 33,058 37,325
Custody fees 51,062 14,331 16,903
Distribution expenses Class A 595,122 — 1,388,967
Insurance expenses 6,345 4,125 6,435
Printing and postage expenses Class A 41,615 — 73,998
Printing and postage expenses Class S 60,526 31,682 42,884
SEC and state registration expenses 81,506 58,885 148,782
Transfer agent fees Class A 249,760 — 571,337
Transfer agent fees Class S 584,402 188,720 527,656
Trustees' fees 29,013 7,316 40,466
Other expenses 83,049 13,420 20,336
Total Expenses Before Reimbursement 5,576,810 1,295,999 10,357,307
Less:
Reimbursement from adviser — (274,737) —
Total Net Expenses 5,576,810 1,021,262 10,357,307
Net Investment Income/(Loss) 23,736,399 (591,837) 1,193,924
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments 715,165 4,831,500 169,386,443
Affiliated investments (331,013) 665 —
Distributions of realized capital gains from
affiliated investments 103 38 423
Futures contracts 2,877,767 — —
Foreign currency transactions — (54) (3,875)
Change in net unrealized appreciation/(depreciation)
on:
Investments 9,929,412 19,879,395 225,836,465
Affiliated investments (1,215,880) (665) —
Futures contracts 59,108 — —
Foreign currency transactions — (10) (92)
Net Realized and Unrealized Gains/(Losses) 12,034,662 24,710,869 395,219,364
Net Increase/(Decrease) in Net Assets Resulting
From Operations $35,771,061 $24,119,032 $396,413,288

Thrivent Mutual Funds
Statement of Changes in Net Assets
The accompanying Notes to Financial Statements are an integral part of this statement.

Aggressive Allocation Fund Balanced Income Plus Fund
For the periods ended
10/31/2021 10/31/2020 10/31/2021 10/31/2020
Operations
Net investment income/(loss) $3,910,003 $8,764,860 $6,069,616 $7,664,439
Net realized gains/(losses) 172,759,449 67,804,058 28,932,649 (3,667,306)
Change in net unrealized appreciation/(depreciation) 413,454,265 3,207,531 46,044,931 546,234
Net Change in Net Assets Resulting From Operations 590,123,717 79,776,449 81,047,196 4,543,367
Distributions to Shareholders
From income/realized gains Class A (32,413,585) (60,140,626) (3,919,992) (4,824,126)
From income/realized gains Class S (19,633,497) (29,174,809) (2,361,846) (2,660,222)
Total from income/realized gains (52,047,082) (89,315,435) (6,281,838) (7,484,348)
Total Distributions to Shareholders (52,047,082) (89,315,435) (6,281,838) (7,484,348)
Capital Stock Transactions
Class A
Sold 75,585,760 68,591,658 24,459,807 12,811,884
Distributions reinvested 32,335,340 60,029,902 3,811,359 4,684,854
Redeemed (131,060,189) (120,770,454) (29,980,244) (31,197,530)
Total Class A Capital Stock Transactions (23,139,089) 7,851,106 (1,709,078) (13,700,792)
Class S
Sold 240,391,848 185,249,574 59,087,357 26,578,628
Distributions reinvested 19,624,409 29,152,108 2,258,362 2,544,189
Redeemed (120,613,016) (117,517,793) (22,789,879) (59,409,697)
Total Class S Capital Stock Transactions 139,403,241 96,883,889 38,555,840 (30,286,880)
Capital Stock Transactions 116,264,152 104,734,995 36,846,762 (43,987,672)
Net Increase/(Decrease) in Net Assets 654,340,787 95,196,009 111,612,120 (46,928,653)
Net Assets, Beginning of Period 1,495,262,693 1,400,066,684 343,410,390 390,339,043
Net Assets, End of Period $2,149,603,480 $1,495,262,693 $455,022,510 $343,410,390
Capital Stock Share Transactions
Class A shares
Sold 4,029,145 4,778,510 1,676,173 1,023,324
Distributions reinvested 1,875,856 3,893,730 265,987 386,910
Redeemed (6,987,457) (8,105,825) (2,070,667) (2,517,127)
Total Class A share transactions (1,082,456) 566,415 (128,507) (1,106,893)
Class S shares
Sold 12,570,997 12,703,215 4,035,376 2,130,904
Distributions reinvested 1,124,597 1,869,291 157,260 209,459
Redeemed (6,375,379) (7,912,134) (1,581,291) (4,792,945)
Total Class S share transactions 7,320,215 6,660,372 2,611,345 (2,452,582)

Thrivent Mutual Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Global Stock Fund Government Bond Fund
High Income Municipal Bond
Fund High Yield Fund
10/31/2021 10/31/2020 10/31/2021 10/31/2020 10/31/2021 10/31/2020 10/31/2021 10/31/2020
$10,669,511 $13,768,982 $1,098,036 $937,685 $681,707 $507,813 $36,937,782 $39,959,616
254,917,049 64,894,135 (96,873) 1,315,493 94,804 (248,062) 8,357,280 (35,564,449)
413,182,062 (29,367,635) (2,322,369) 1,004,007 968,229 (418,921) 24,630,141 (3,180,309)
678,768,622 49,295,482 (1,321,206) 3,257,185 1,744,740 (159,170) 69,925,203 1,214,858
(47,187,018) (175,460,441) (116,324) (66,122) – – (17,940,456) (20,880,532)
(11,372,164) (36,348,241) (2,823,958) (984,526) (684,698) (506,252) (18,981,818) (19,685,937)
(58,559,182) (211,808,682) (2,940,282) (1,050,648) (684,698) (506,252) (36,922,274) (40,566,469)
(58,559,182) (211,808,682) (2,940,282) (1,050,648) (684,698) (506,252) (36,922,274) (40,566,469)
34,678,644 26,203,595 – 15 – – 43,656,322 25,686,338
46,591,132 173,234,399 113,949 63,948 – – 13,305,062 15,474,824
(167,631,441) (158,965,830) (397,362) (649,358) – – (77,995,445) (50,113,215)
(86,361,665) 40,472,164 (283,413) (585,395) – – (21,034,061) (8,952,053)
24,237,346 13,969,705 47,167,784 44,881,216 19,057,910 9,185,581 155,093,709 174,690,708
11,321,266 36,188,856 2,814,490 979,720 572,232 419,341 16,775,999 17,365,272
(20,983,107) (18,936,199) (25,307,514) (13,892,560) (5,317,074) (4,555,407) (166,725,234) (115,508,367)
14,575,505 31,222,362 24,674,760 31,968,376 14,313,068 5,049,515 5,144,474 76,547,613
(71,786,160) 71,694,526 24,391,347 31,382,981 14,313,068 5,049,515 (15,889,587) 67,595,560
548,423,280 (90,818,674) 20,129,859 33,589,518 15,373,110 4,384,093 17,113,342 28,243,949
1,684,334,118 1,775,152,792 87,981,220 54,391,702 18,199,528 13,815,435 808,242,616 779,998,667
$2,232,757,398 $1,684,334,118 $108,111,079 $87,981,220 $33,572,638 $18,199,528 $825,355,958 $808,242,616
1,178,903 1,128,016 – – – – 9,329,626 5,634,375
1,734,360 7,086,194 11,077 6,180 – – 2,843,053 3,444,651
(5,740,280) (6,673,688) (39,040) (62,469) – – (16,665,497) (11,114,486)
(2,827,017) 1,540,522 (27,963) (56,289) – – (4,492,818) (2,035,460)
809,217 599,140 4,621,283 4,265,916 1,733,013 880,788 33,168,480 39,345,509
415,499 1,461,668 273,961 94,160 52,393 40,903 3,582,034 3,869,575
(715,615) (790,020) (2,489,859) (1,330,271) (488,817) (449,272) (35,592,821) (26,308,102)
509,101 1,270,788 2,405,385 3,029,805 1,296,589 472,419 1,157,693 16,906,982

Thrivent Mutual Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Income Fund International Allocation Fund
For the periods ended
10/31/2021 10/31/2020 10/31/2021 10/31/2020
Operations
Net investment income/(loss) $30,872,280 $28,027,451 $13,958,751 $11,650,954
Net realized gains/(losses) 18,745,815 30,084,701 127,663,694 (46,196,424)
Change in net unrealized appreciation/(depreciation) (13,057,863) 14,663,532 118,265,103 (33,503,680)
Net Change in Net Assets Resulting From Operations 36,560,232 72,775,684 259,887,548 (68,049,150)
Distributions to Shareholders
From income/realized gains Class A (17,452,765) (9,927,723) (1,678,204) (3,128,017)
From income/realized gains Class S (42,192,677) (21,870,925) (11,714,360) (19,322,381)
Total from income/realized gains (59,645,442) (31,798,648) (13,392,564) (22,450,398)
Total Distributions to Shareholders (59,645,442) (31,798,648) (13,392,564) (22,450,398)
Capital Stock Transactions
Class A
Sold 29,547,175 38,084,616 4,442,246 4,182,884
Distributions reinvested 16,010,599 8,861,553 1,642,032 3,064,875
Redeemed (48,749,164) (36,730,622) (17,049,282) (20,003,922)
Total Class A Capital Stock Transactions (3,191,390) 10,215,547 (10,965,004) (12,756,163)
Class S
Sold 240,192,278 191,085,928 10,709,410 14,092,091
Distributions reinvested 40,958,481 21,135,281 11,656,491 19,318,805
Redeemed (164,133,448) (104,932,298) (14,384,871) (67,622,634)
Total Class S Capital Stock Transactions 117,017,311 107,288,911 7,981,030 (34,211,738)
Capital Stock Transactions 113,825,921 117,504,458 (2,983,974) (46,967,901)
Net Increase/(Decrease) in Net Assets 90,740,711 158,481,494 243,511,010 (137,467,449)
Net Assets, Beginning of Period 1,070,709,464 912,227,970 749,829,391 887,296,840
Net Assets, End of Period $1,161,450,175 $1,070,709,464 $993,340,401 $749,829,391
Capital Stock Share Transactions
Class A shares
Sold 2,975,822 3,880,345 392,301 450,972
Distributions reinvested 1,610,690 911,218 153,461 294,416
Redeemed (4,945,988) (3,780,849) (1,516,657) (2,128,379)
Total Class A share transactions (359,476) 1,010,714 (970,895) (1,382,991)
Class S shares
Sold 24,284,747 19,451,919 935,433 1,437,021
Distributions reinvested 4,125,478 2,172,629 1,085,334 1,848,690
Redeemed (16,687,569) (10,870,071) (1,303,599) (7,065,463)
Total Class S share transactions 11,722,656 10,754,477 717,168 (3,779,752)

Thrivent Mutual Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Large Cap Growth Fund Large Cap Value Fund Limited Maturity Bond Fund Low Volatility Equity Fund
10/31/2021 10/31/2020 10/31/2021 10/31/2020 10/31/2021 10/31/2020 10/31/2021 10/31/2020
$(8,598,898) $(2,101,512) $22,974,939 $21,003,104 $22,931,313 $24,354,919 $335,645 $456,125
147,824,642 117,847,761 116,502,729 68,914,194 14,665,967 (3,451,821) 2,462,391 (1,090,160)
507,207,977 257,800,151 461,272,134 (170,465,120) (18,701,772) 15,791,478 3,511,845 (596,488)
646,433,721 373,546,400 600,749,802 (80,547,822) 18,895,508 36,694,576 6,309,881 (1,230,523)
(28,955,931) (14,081,504) (13,870,407) (3,551,623) (4,827,945) (6,108,393) – –
(83,524,674) (41,056,557) (65,337,587) (17,683,480) (18,073,726) (18,225,068) (484,846) (392,705)
(112,480,605) (55,138,061) (79,207,994) (21,235,103) (22,901,671) (24,333,461) (484,846) (392,705)
(112,480,605) (55,138,061) (79,207,994) (21,235,103) (22,901,671) (24,333,461) (484,846) (392,705)
44,857,518 53,864,078 28,668,664 10,803,375 157,986,140 134,246,955 – –
28,550,826 13,867,544 13,558,999 3,456,630 4,705,716 5,963,194 – –
(58,034,275) (47,936,373) (30,729,898) (24,740,440) (138,248,848) (93,140,932) – –
15,374,069 19,795,249 11,497,765 (10,480,435) 24,443,008 47,069,217 – –
297,937,566 137,908,026 248,336,137 104,610,281 824,003,665 554,749,610 7,188,298 18,783,586
83,042,476 40,742,173 64,691,090 17,507,016 17,612,526 17,700,401 481,568 390,457
(138,477,683) (127,889,664) (92,308,746) (99,041,804) (516,547,696) (285,884,701) (12,468,429) (8,392,039)
242,502,359 50,760,535 220,718,481 23,075,493 325,068,495 286,565,310 (4,798,563) 10,782,004
257,876,428 70,555,784 232,216,246 12,595,058 349,511,503 333,634,527 (4,798,563) 10,782,004
791,829,544 388,964,123 753,758,054 (89,187,867) 345,505,340 345,995,642 1,026,472 9,158,776
1,487,601,740 1,098,637,617 1,063,137,274 1,152,325,141 1,367,204,014 1,021,208,372 28,477,245 19,318,469
$2,279,431,284 $1,487,601,740 $1,816,895,328 $1,063,137,274 $1,712,709,354 $1,367,204,014 $29,503,717 $28,477,245
2,745,097 4,270,002 1,083,568 523,352 12,419,099 10,677,552 – –
1,931,720 1,226,131 587,838 147,404 370,040 476,005 – –
(3,550,660) (3,757,870) (1,173,798) (1,190,632) (10,873,031) (7,451,574) – –
1,126,157 1,738,263 497,608 (519,876) 1,916,108 3,701,983 – –
16,091,496 9,757,662 9,174,355 5,254,209 64,817,028 44,173,950 554,188 1,565,462
4,919,578 3,195,468 2,781,283 742,452 1,385,479 1,412,645 38,993 31,667
(7,294,664) (8,718,515) (3,500,350) (4,618,663) (40,637,490) (22,884,146) (968,456) (721,261)
13,716,410 4,234,615 8,455,288 1,377,998 25,565,017 22,702,449 (375,275) 875,868

Thrivent Mutual Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

3
Mid Cap Growth Fund Mid Cap Stock Fund
For the periods ended
10/31/2021 10/31/2020
(a)
10/31/2021 10/31/2020
Operations
Net investment income/(loss) $(80,012) $(23,344) $777,879 $5,048,635
Net realized gains/(losses) 530,910 244,764 417,442,364 88,901,877
Change in net unrealized appreciation/(depreciation) 3,177,576 1,093,343 812,746,141 29,523,188
Net Change in Net Assets Resulting From Operations 3,628,474 1,314,763 1,230,966,384 123,473,700
Distributions to Shareholders
From income/realized gains Class A – – (47,182,381) (34,915,543)
From income/realized gains Class S (224,430) – (43,738,979) (31,142,956)
Total from income/realized gains (224,430) – (90,921,360) (66,058,499)
Total Distributions to Shareholders (224,430) – (90,921,360) (66,058,499)
Capital Stock Transactions
Class A
Sold – – 63,814,034 40,395,228
Distributions reinvested – – 46,609,026 34,506,638
Redeemed – – (151,897,155) (135,230,492)
Total Class A Capital Stock Transactions – – (41,474,095) (60,328,626)
Class S
Sold 15,224,681 10,677,584 655,654,844 263,692,967
Distributions reinvested 224,436 – 42,604,566 31,075,228
Redeemed (5,574,582) (5,955,246) (243,301,843) (300,652,613)
Total Class S Capital Stock Transactions 9,874,535 4,722,338 454,957,567 (5,884,418)
Capital Stock Transactions 9,874,535 4,722,338 413,483,472 (66,213,044)
Net Increase/(Decrease) in Net Assets 13,278,579 6,037,101 1,553,528,496 (8,797,843)
Net Assets, Beginning of Period 6,037,101 – 2,246,918,855 2,255,716,698
Net Assets, End of Period $19,315,680 $6,037,101 $3,800,447,351 $2,246,918,855
Capital Stock Share Transactions
Class A shares
Sold – – 2,010,739 1,857,217
Distributions reinvested – – 1,664,468 1,431,190
Redeemed – – (4,828,363) (5,913,744)
Total Class A share transactions – – (1,153,156) (2,625,337)
Class S shares
Sold 985,943 998,141 17,710,622 10,223,862
Distributions reinvested 15,684 – 1,316,947 1,121,816
Redeemed (365,354) (520,753) (6,670,104) (11,980,316)
Total Class S share transactions 636,273 477,388 12,357,465 (634,638)
(a) For the period from February 28, 2020 (inception) through October 31, 2020

Thrivent Mutual Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Mid Cap Value Fund Moderate Allocation Fund
Moderately Aggressive Allocation
Fund
Moderately Conservative
Allocation Fund
10/31/2021 10/31/2020
(a)
10/31/2021 10/31/2020 10/31/2021 10/31/2020 10/31/2021 10/31/2020
$45,740 $24,162 $32,187,144 $37,718,451 $22,963,661 $33,015,578 $15,101,370 $16,758,354
669,174 (1,483) 162,459,959 113,174,857 212,168,370 140,026,882 28,730,798 30,543,907
2,378,510 71,814 470,036,522 10,884,417 685,173,838 7,269,219 102,213,234 5,755,293
3,093,424 94,493 664,683,625 161,777,725 920,305,869 180,311,679 146,045,402 53,057,554
– – (77,313,722) (93,854,006) (99,693,731) (138,862,704) (27,428,648) (33,771,172)
(37,031) – (44,306,971) (39,666,184) (43,770,425) (50,906,563) (15,329,618) (14,383,055)
(37,031) – (121,620,693) (133,520,190) (143,464,156) (189,769,267) (42,758,266) (48,154,227)
(37,031) – (121,620,693) (133,520,190) (143,464,156) (189,769,267) (42,758,266) (48,154,227)
– – 174,778,953 130,009,531 166,016,578 136,089,965 83,643,772 81,468,659
– – 76,806,419 93,300,637 99,262,570 138,344,929 27,158,232 33,467,068
– – (240,623,012) (235,842,526) (294,264,132) (280,558,950) (106,150,717) (94,456,111)
– – 10,962,360 (12,532,358) (28,984,984) (6,124,056) 4,651,287 20,479,616
13,088,361 5,688,557 445,523,513 384,079,851 388,611,769 269,432,942 226,249,318 153,002,489
37,028 – 44,134,441 39,079,633 43,695,492 50,863,322 15,228,837 14,259,106
(9,166,559) (780,975) (202,183,832) (174,141,958) (199,388,159) (180,177,973) (102,570,188) (85,782,665)
3,958,830 4,907,582 287,474,122 249,017,526 232,919,102 140,118,291 138,907,967 81,478,930
3,958,830 4,907,582 298,436,482 236,485,168 203,934,118 133,994,235 143,559,254 101,958,546
7,015,223 5,002,075 841,499,414 264,742,703 980,775,831 124,536,647 246,846,390 106,861,873
5,002,075 – 2,861,649,678 2,596,906,975 3,158,422,711 3,033,886,064 1,075,804,319 968,942,446
$12,017,298 $5,002,075 $3,703,149,092 $2,861,649,678 $4,139,198,542 $3,158,422,711 $1,322,650,709 $1,075,804,319
– – 11,010,433 9,344,510 9,565,150 9,390,937 6,214,098 6,497,752
– – 5,045,918 6,714,918 6,115,747 9,263,863 2,052,210 2,696,444
– – (15,185,624) (17,033,857) (17,071,294) (19,100,622) (7,874,686) (7,576,542)
– – 870,727 (974,429) (1,390,397) (445,822) 391,622 1,617,654
865,433 577,314 27,876,693 27,519,512 22,123,318 18,404,828 16,703,347 12,143,966
2,943 – 2,880,163 2,808,161 2,665,196 3,373,406 1,144,996 1,145,724
(614,871) (87,018) (12,682,391) (12,596,111) (11,407,692) (12,300,890) (7,565,426) (6,911,079)
253,505 490,296 18,074,465 17,731,562 13,380,822 9,477,344 10,282,917 6,378,611

Thrivent Mutual Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Money Market Fund Municipal Bond Fund
For the periods ended
10/31/2021 10/31/2020 10/31/2021 10/31/2020
Operations
Net investment income/(loss) $(34,333) $3,674,750 $41,027,076 $41,745,867
Net realized gains/(losses) 50,257 28,128 (89,399) (1,180,770)
Change in net unrealized appreciation/(depreciation) – – 13,406,691 (2,721,236)
Net Change in Net Assets Resulting From Operations 15,924 3,702,878 54,344,368 37,843,861
Distributions to Shareholders
From income/realized gains Class A – (1,873,222) (32,609,347) (35,495,692)
From income/realized gains Class S – (1,813,820) (11,266,785) (9,546,100)
Total from income/realized gains – (3,687,042) (43,876,132) (45,041,792)
Total Distributions to Shareholders – (3,687,042) (43,876,132) (45,041,792)
Capital Stock Transactions
Class A
Sold 232,899,785 338,519,205 61,567,831 68,431,825
Distributions reinvested – 1,839,047 28,219,726 30,498,264
Redeemed (282,844,767) (300,460,483) (128,416,338) (131,668,553)
Total Class A Capital Stock Transactions (49,944,982) 39,897,769 (38,628,781) (32,738,464)
Class S
Sold 564,681,318 665,320,950 169,032,240 114,124,850
Distributions reinvested – 1,765,838 10,516,230 8,907,736
Redeemed (644,246,667) (609,648,563) (76,034,162) (71,263,560)
Total Class S Capital Stock Transactions (79,565,349) 57,438,225 103,514,308 51,769,026
Capital Stock Transactions (129,510,331) 97,335,994 64,885,527 19,030,562
Net Increase/(Decrease) in Net Assets (129,494,407) 97,351,830 75,353,763 11,832,631
Net Assets, Beginning of Period 754,885,013 657,533,183 1,550,943,478 1,539,110,847
Net Assets, End of Period $625,390,606 $754,885,013 $1,626,297,241 $1,550,943,478
Capital Stock Share Transactions
Class A shares
Sold 232,899,785 338,519,204 5,291,950 5,971,851
Distributions reinvested – 1,839,047 2,428,038 2,667,073
Redeemed (282,844,765) (300,460,481) (11,046,062) (11,538,819)
Total Class A share transactions (49,944,980) 39,897,770 (3,326,074) (2,899,895)
Class S shares
Sold 564,681,318 665,320,951 14,514,160 9,963,975
Distributions reinvested – 1,765,838 904,902 778,974
Redeemed (644,246,666) (609,648,562) (6,541,888) (6,264,764)
Total Class S share transactions (79,565,348) 57,438,227 8,877,174 4,478,185

Thrivent Mutual Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Opportunity Income Plus Fund Small Cap Growth Fund Small Cap Stock Fund
10/31/2021 10/31/2020 10/31/2021 10/31/2020 10/31/2021 10/31/2020
$23,736,399 $24,751,182 $(591,837) $(71,599) $1,193,924 $2,509,816
3,262,022 (11,085,084) 4,832,149 651,206 169,382,991 9,382,455
8,772,640 727,814 19,878,720 3,830,254 225,836,373 5,997,310
35,771,061 14,393,912 24,119,032 4,409,861 396,413,288 17,889,581
(6,422,346) (7,728,621) – – (9,092,913) (43,049,208)
(17,353,657) (17,125,612) (567,136) (44,958) (5,462,116) (22,088,913)
(23,776,003) (24,854,233) (567,136) (44,958) (14,555,029) (65,138,121)
(23,776,003) (24,854,233) (567,136) (44,958) (14,555,029) (65,138,121)
22,825,334 25,706,103 – – 37,006,920 15,378,961
5,908,512 7,079,630 – – 9,011,811 42,741,399
(37,822,150) (37,255,017) – – (61,286,053) (45,248,096)
(9,088,304) (4,469,284) – – (15,267,322) 12,872,264
201,631,995 232,275,662 155,654,378 9,533,951 573,014,370 56,022,262
16,439,639 16,022,850 567,051 44,663 5,443,933 22,073,216
(145,595,853) (115,586,881) (16,948,934) (3,742,280) (140,271,362) (54,059,965)
72,475,781 132,711,631 139,272,495 5,836,334 438,186,941 24,035,513
63,387,477 128,242,347 139,272,495 5,836,334 422,919,619 36,907,777
75,382,535 117,782,026 162,824,391 10,201,237 804,777,878 (10,340,763)
773,276,851 655,494,825 18,562,160 8,360,923 664,993,486 675,334,249
$848,659,386 $773,276,851 $181,386,551 $18,562,160 $1,469,771,364 $664,993,486
2,242,208 2,572,051 – – 1,463,134 937,437
580,646 714,413 – – 399,150 2,298,522
(3,716,413) (3,760,525) – – (2,434,054) (2,643,296)
(893,559) (474,061) – – (571,770) 592,663
19,817,114 23,291,831 8,456,933 783,689 16,851,788 2,787,491
1,615,440 1,617,917 33,180 3,880 188,062 930,975
(14,311,868) (11,735,154) (886,841) (302,998) (4,275,815) (2,558,307)
7,120,686 13,174,594 7,603,272 484,571 12,764,035 1,160,159

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2021

(1) ORGANIZATION
Thrivent Mutual Funds (the “Trust”) was organized as a Massachusetts Business Trust on March 10, 1987 and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is divided into 25 separate series
(each, a “Fund” and, collectively, the “Funds”), each with its own investment objective and policies. The Trust currently consists of four asset allocation Funds, three income plus Funds, ten equity Funds, seven fixed-income Funds and one money market Fund. This report includes 23 of the Funds while Thrivent Diversified Income Plus Fund and Thrivent Multidimensional Income Fund have a fiscal year end on a calendar-year basis and are presented under a separate shareholder report.
The Funds are each investment companies that follow the accounting and reporting guidance of the Financial Accounting Standards Board
("FASB") Accounting Standards Codification Topic 946 - Financial Services - Investment Companies.
Share Classes
— The Trust may issue an unlimited number of
shares in one or more series as the Board may authorize. The Trust includes two classes of shares: Class A and Class S shares. The classes of shares differ principally in their respective distribution expenses and other class-specific expenses and arrangements.
Class A shares have an annual 12b-1 fee of 0.25% for all Funds other than Government Bond Fund and Limited Maturity Bond
Fund, which have a 12b-1 fee of 0.125%, and Money Market Fund, which does not have a 12b-1 fee.  Class A shares have a maximum front-end sales load of 4.50%, although some Funds have a reduced or no front-end sales load. Class S shares are offered at net asset value and have no annual 12b-1 fees.  The share classes have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. High Income Municipal Bond
Fund, Low Volatility Equity Fund, Mid Cap Growth Fund, Mid Cap
Value Fund, Multidimensional Income Fund, and Small Cap Growth
Fund offer only Class S Shares, all other of the 19 Funds of the Trust offer Class A and Class S shares. Class A shares of Government
Bond Fund are closed to all purchases and exchanges into the
Fund, other than reinvestment of dividends by current shareholders of the Fund.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide general damage clauses. The Trust’s maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects the risk of loss to be remote.
(2) SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— Securities traded on U.S. or foreign
securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s
Board of Trustees (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are
valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle price.  Exchange cleared swap agreements are valued at the clearinghouse end of day price.
Swap agreements not cleared on exchanges will be valued at the mid-price from the primary approved pricing service.  Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.
Securities held by the Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Fund and the Trust’s investment
adviser, Thrivent Asset Management, LLC (“Thrivent Asset Mgt.”
or the “Adviser”), follow procedures designed to help maintain a constant net asset value of $1.00 per share.
The Board has delegated responsibility for daily valuation of the
Funds' securities to the Funds' investment Adviser. The Adviser has formed a Valuation Committee (the “Committee”) that is responsible for overseeing the Funds' valuation policies in accordance with
Valuation Policies and Procedures. The Committee meets on a
monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the
Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2021

In accordance with U.S. Generally Accepted Accounting
Principles ("GAAP"), the various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels.  Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds.  Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts.  Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available for sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Funds value certain
foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities (including
ADRs, New York registered shares, and ETFs), and futures, as applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events.  The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.
Foreign Currency Translation
— The accounting records of
each Fund are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.
Foreign currency amounts related to the purchase or sale of
securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Funds do not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of
Operations.
For federal income tax purposes, the Funds treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.
Federal Income Taxes
— No provision has been made for
income taxes because each Fund’s policy is to qualify as a
regulated investment company under the Internal Revenue Code and distribute substantially all investment company taxable income and net capital gain on a timely basis. It is also the intention of each Fund to distribute an amount sufficient to avoid imposition of any federal excise tax. The Funds, accordingly, anticipate paying no federal taxes and no federal tax provision was recorded. Each
Fund is treated as a separate taxable entity for federal income tax purposes. Funds may utilize earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
GAAP requires management of the Funds (i.e., the Adviser) to make additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on future returns. These positions must meet a “more likely than not”
standard that, based on the technical merits of the position, it would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more-
likely-than-not recognition threshold, the Adviser must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.
The Adviser analyzed all open tax years, as defined by the
statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities. Major jurisdictions for the Funds include U.S. Federal, and certain state jurisdictions as well as certain foreign countries. The Funds' federal income tax returns are subject to examination for a period of three years after the filing of the return for the tax period. State returns may be subject to examination for an additional year depending on the jurisdiction. The Funds have no examinations in progress and none are expected at this time.
As of October 31, 2021, the Adviser has reviewed all open tax years and major jurisdictions and concluded that there is no effect to the Funds’ tax liability, financial position or results of operations.
There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
Foreign Income Taxes
— Funds are subject to foreign income
taxes imposed by certain countries in which they invest. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. These amounts are shown as foreign tax withholding on the Statement of Operations.
The Funds pay tax on foreign capital gains, where applicable. Taxes paid on foreign capital gains, if any, are included in the net realized gains/(losses) on investments on the Statement of Operations.
Expenses and Income
— Estimated expenses are accrued
daily. The Funds are charged for those expenses that are directly attributable to them. Expenses that are not directly attributable to a Fund are allocated among all appropriate Funds in proportion to their respective net assets or number of shareholder accounts, or other reasonable basis. Net investment income, expenses which

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2021

are not class-specific, and realized and unrealized gains and losses are allocated directly to each class based upon the relative net asset value of outstanding shares.
Interest income is recorded daily on all debt securities, as is accretion of market discount and original issue discount and amortization of premium. Paydown gains and losses on mortgage-
backed and asset-backed securities are recorded as components of interest income. Dividend income and capital gain distributions are recorded on the ex-dividend date.  However, certain dividends from foreign securities are recorded as soon as the information is available to the Funds.  Non-cash income, if any, is recorded at the fair market value of the securities received.
For certain securities, including real estate investment trusts, the Funds record distributions received in excess of income as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions as adjustments to investment income, unrealized appreciation/depreciation and realized gain/loss on investments as necessary, once the issuers provide information about the actual composition of the distributions.
Distributions to Shareholders
— Dividend and capital gain
distributions are recorded on the ex-dividend date. With the exception of the Money Market Fund, net realized gains from
securities transactions, if any, are paid at least annually after the close of the fiscal year.  In addition, the funds may claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.
* Dividends are net of any short-term realized gains or losses on the sale of securities.
Derivative Financial Instruments
— Each Fund, with the
exception of the Money Market Fund, may invest in derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments. Derivatives are financial instruments whose value is derived from another security, an index or a currency. Each applicable Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each applicable Fund may also use derivatives for replication of a certain asset class or speculation
(investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter ("OTC").
A derivative may incur a mark to market loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as
counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the
seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts.
While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all of the broker’s customers, potentially resulting in losses to the
Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the Funds' expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
 In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc.
Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and
typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event.
Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivatives'
payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Fund
Dividends
Declared
Dividends
Paid
Aggressive Allocation Annually Annually
Balanced Income Plus  Quarterly Quarterly
Global Stock Annually Annually
Government Bond  Daily  Monthly
High Income Municipal Bond Daily
Monthly
High Yield Daily Monthly
Income  Daily  Monthly
International Allocation Annually Annually
Large Cap Growth Annually  Annually
Large Cap Value Annually Annually
Limited Maturity Bond  Daily Monthly
Low Volatility Equity  Annually Annually
Mid Cap Growth Annually Annually
Mid Cap Stock  Annually Annually
Mid Cap Value
Annually Annually
Moderate Allocation  Quarterly Quarterly
Moderately Aggressive Allocation Annually Annually
Moderately Conservative Allocation Quarterly Quarterly
Money Market*  Daily Monthly
Municipal Bond  Daily Monthly
Opportunity Income Plus Daily Monthly
Small Cap Growth Annually Annually
Small Cap Stock  Annually Annually

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2021

Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of derivative.
Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for
margining in excess of the minimum requirements in certain
situations. Collateral terms are contract specific for OTC derivatives
(foreign currency exchange contracts, options and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the Schedule of Investments. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Options
— All Funds, with the exception of the Money Market
Fund, may buy put and call options and write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or
interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.
Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.
Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a
Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid.
There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default. Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when a Fund has purchased an option, exercises that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required. In the case where a Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Fund’s collateral posting requirements.
As the option increases in value to the Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.
During the year ended October 31, 2021, Aggressive Allocation,
Government Bond, Moderate Allocation, Moderately Aggressive
Allocation, and Moderately Conservative Allocation used options on mortgage backed securities to generate income and/or to
manage duration of the Fund.
During the year ended October 31, 2021, Aggressive Allocation,
Government Bond, Moderate Allocation, Moderately Aggressive
Allocation, and Moderately Conservative Allocation used options on interest rate futures to hedge interest rate risk and/or to manage duration of the Fund.
Futures Contracts
— All Funds, with the exception of the Money
Market Fund, may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.
When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the
Funds may be earmarked to cover open futures contracts. A futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
During the year ended October 31, 2021, Aggressive Allocation,
Balanced Income Plus, Government Bond, High Income Municipal
Bond, High Yield, Income, Limited Maturity Bond, Moderate
Allocation, Moderately Aggressive Allocation, Moderately
Conservative Allocation, and Opportunity Income Plus used
treasury futures to manage the duration and yield curve exposure of the Fund versus the benchmark.
During the year ended October 31, 2021, Aggressive Allocation,
Balanced Income Plus, Global Stock, International Allocation,
Low Volatility Equity, Moderate Allocation, Moderately Aggressive
Allocation, Moderately Conservative Allocation and Opportunity
Income Plus used equity futures to manage exposure to the equities markets.
During the year ended October 31, 2021, Aggressive
Allocation, Balanced Income Plus, Global Stock, International

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2021

Allocation, and Moderately Conservative Allocation used foreign exchange futures to hedge the currency risk.
Swap Agreements
— All Funds, with the exception of the Money
Market Fund, may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal.
Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded.
Swap agreements are valued at the clearinghouse end of day
prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as
realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter. In these types of transactions, the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund receives collateral from the counterparty.  Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.
Credit Default Swaps
— A credit default swap is a swap
agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.
Certain Funds enter into credit default derivative contracts directly through credit default swaps ("CDS") or through credit default swap indices ("CDX Indices"). CDX Indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to increase or decrease diversified credit exposure to these asset classes.
Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future payments would be the notional amount.
Funds buy default protection in order to reduce their overall credit exposure to the corporate bond and/or loan markets in a cost-
efficient and diversified structure.  If a default event as specified in the CDS reference entity agreement occurs, the Fund has the option to receive a cash payment in exchange for the credit loss of the reference entity obligation as of the date of the credit event.  A realized gain or loss is recorded upon a default event or the maturity or termination of the CDS agreement.
For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which could include a reduction in interest or principal, maturity extension and subordination to other obligations.
During the year ended October 31, 2021, High Yield, Moderate
Allocation, Moderately Aggressive Allocation and Moderately
Conservative Allocation used CDX Indices (comprised of credit default swaps) to help manage credit risk exposures within the Fund.
 For financial reporting purposes, the Funds do not offset
derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
The amounts presented in the table below are offset first by financial instruments that have the right to offset under master netting or similar arrangements, then any remaining amount is reduced by cash and non-cash collateral received/pledged. The actual amounts of collateral may be greater than the amounts presented in the table.

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2021

The following table presents the gross and net information about liabilities subject to master netting arrangements, as presented in the
Statement of Assets and Liabilities:
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Fund
Gross Amounts
of Recognized
Liabilities
Gross
Amounts
Offset
Net Amounts
of Recognized
Liabilities
Financial
Instruments
Cash
Collateral
Pledged
Non-Cash
Collateral
Pledged
(**)
Net Amount
Aggressive Allocation
Options Written 3,915 – 3,915 3,915 – – –
Securities Lending 12,677,137 – 12,677,137 12,370,697 – – 306,440
(^)
Balanced Income Plus
Securities Lending 3,221,740 – 3,221,740 3,125,950 – – 95,790
(^)
Global Stock
Securities Lending 28,654,517 – 28,654,517 27,518,139 – – 1,136,378
(^)
Government Bond
Options Written 5,872 – 5,872 5,872 – – –
High Yield
Securities Lending 21,111,507 – 21,111,507 20,363,945 – – 747,562
(^)
Income
Securities Lending 3,566,000 – 3,566,000 3,450,870 – – 115,130
(^)
International Allocation
Securities Lending 13,248,084 – 13,248,084 12,325,180 – – 922,904
(^)
Large Cap Growth
Securities Lending 27,875,384 – 27,875,384 27,235,252 – – 640,132
(^)
Large Cap Value
Securities Lending 15,388,980 – 15,388,980 14,713,489 – – 675,491
(^)
Limited Maturity Bond
Securities Lending 2,364,500 – 2,364,500 2,309,413 – – 55,087
(^)
Mid Cap Growth
Securities Lending 465,500 – 465,500 452,795 – – 12,705
(^)
Mid Cap Stock
Securities Lending 20,280,000 – 20,280,000 19,925,100 – – 354,900
(^)
Mid Cap Value
Securities Lending 214,616 – 214,616 210,078 – – 4,538
(^)
Moderate Allocation
Options Written 41,106 – 41,106 41,106 – – –
Securities Lending 22,874,042 – 22,874,042 22,280,253 – – 593,789
(^)
Moderately Aggressive
Allocation
Options Written 24,468 – 24,468 24,468 – – –
Securities Lending 20,689,323 – 20,689,323 20,143,448 – – 545,875
(^)
Moderately Conservative
Allocation
Options Written 21,532 – 21,532 21,532 – – –
Securities Lending 5,942,614 – 5,942,614 5,795,269 – – 147,345
(^)
Opportunity Income Plus
Securities Lending 9,555,713 – 9,555,713 9,311,431 – – 244,282
(^)
Small Cap Growth
Securities Lending 927,825 – 927,825 902,106 – – 25,719
(^)
Small Cap Stock
Securities Lending 59,500 – 59,500 57,330 – – 2,170
(^)
(**)
Excess of collateral pledged to the counterparty may not be shown for financial reporting purposes.
(^)
Net securities lending amounts represent the net amount payable to the counterparty in the event of a default.

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2021

Mortgage Dollar Roll Transactions
— Certain Funds enter
into dollar roll transactions on securities issued or to be issued by the Government National Mortgage Association, Federal
National Mortgage Association and Federal Home Loan Mortgage
Corporation, in which the Funds sell mortgage securities and simultaneously agree to repurchase similar (same type and coupon)
securities at a later date at an agreed upon price. The Funds must maintain liquid securities having a value at least equal to the repurchase price (including accrued interest) for such dollar rolls. In addition, the Funds are required to segregate collateral with the fund custodian (depending on market movements) on their mortgage
dollar rolls.  The value of the securities that the Funds are required to purchase may decline below the agreed upon repurchase price of those securities.
During the period between the sale and repurchase, the Funds forgo principal and interest paid on the mortgage securities sold.
The Funds are compensated from negotiated fees paid by brokers offered as an inducement to the Funds to "roll over" their purchase commitments, thus enhancing the yield. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. The fees received are recognized over the roll period and are included in Income from mortgage dollar rolls in the Statement of Operations.
Securities Lending
— The Trust has entered into a Securities
Lending Agreement (the “Agreement”) with Goldman Sachs Bank
USA, doing business as Goldman Sachs Agency Lending ("GSAL").
The Agreement authorizes GSAL to lend securities to authorized borrowers on behalf of the Funds. Pursuant to the Agreement, loaned securities are typically initially collateralized equal to at least 102%
of the market value of U.S. securities and 105% of the market value of non-U.S. securities. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. Any additional collateral is adjusted and settled on the next business day. The Trust has the ability to recall the loans at any time and could do so in order to vote proxies or sell the loaned securities. All cash collateral received is invested in Thrivent Cash Management Trust. The Funds receive dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in Thrivent Cash
Management Trust, net of rebates, fees paid to GSAL for services provided and any other securities lending expenses, are included in affiliated income from securities loaned, net on the Statement of Operations. By investing any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, a Fund could lose money.  Generally, in the event of borrower default, a Fund has the right to use the collateral to offset any losses incurred. However, in the event a Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss. Some of these losses may be indemnified by the lending agent.
As of October 31, 2021, the value of securities on loan is as follows:
When-Issued and Delayed-Delivery Transactions
— Each
Fund may purchase or sell securities on a when-issued or delayed-
delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value.
A Fund may dispose of a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, a Fund does not participate in future gains and losses with respect to the security.
Treasury Inflation Protected Securities
— Certain Funds
may invest in treasury inflation protected securities ("TIPS"). These securities are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The coupon interest rate is generally fixed at issuance. Interest is paid based on the principal value, which is adjusted for inflation. Any increase in the principal amount will be included as taxable interest in the Statement of Operations and received in cash upon maturity or sale of the security.
Repurchase Agreements
— Each Fund may engage in
repurchase agreement transactions in pursuit of its investment objective. A repurchase agreement consists of a purchase and a simultaneous agreement to resell an investment for later delivery at an agreed upon price and rate of interest. The Funds use a third-party custodian to maintain the collateral. If the original seller
Fund Securities on Loan
Aggressive Allocation $ 12,370,697
Balanced Income Plus 3,125,950
Global Stock 27,518,139
High Yield 20,363,945
Income 3,450,870
International Allocation 12,325,180
Large Cap Growth 27,235,252
Large Cap Value 14,713,489
Limited Maturity Bond 2,309,413
Mid Cap Growth 452,795
Mid Cap Stock 19,925,100
Mid Cap Value 210,078
Moderate Allocation 22,280,253
Moderately Aggressive Allocation 20,143,448
Moderately Conservative Allocation 5,795,269
Opportunity Income Plus 9,311,431
Small Cap Growth 902,106
Small Cap Stock 57,330

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2021

of a security subject to a repurchase agreement fails to repurchase the security at the agreed upon time, a Fund could incur a loss due to a drop in the value of the security during the time it takes the
Fund to either sell the security or take action to enforce the original seller’s agreement to repurchase the security. Also, if a defaulting original seller filed for bankruptcy or became insolvent, disposition of such security might be delayed by pending legal action. The
Funds may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers that are found by the Adviser or subadviser to be creditworthy. During the year ended October 31, 2021, Money Market Fund engaged in this type of investment.
Stripped Securities
— Certain Funds may invest in interest only
and principal only stripped mortgage or asset backed securities.
These securities represent a participation in securities that are structured in classes with rights to receive different portions of the interest and principal. Interest only securities receive all the interest, and principal only securities receive all the principal.  Interest only securities are particularly sensitive to changes in interest rates and therefore are subject to greater fluctuation in prices than typical interest bearing debt securities. As interest rates rise, the value of the interest only security increases. Similarly, as interest rates decrease, the value of the interest only security decreases. If the underlying pool of mortgages or assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in an interest only security. Principal only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is also highly sensitive to changes in interest rates.  As interest rates increase, the price of the principal only security decreases.  Similarly, as interest rates decrease, the price of the principal only security increases.  The principal only security represents the payment with the longest maturity, therefore making it the most sensitive to interest rate changes.
Accounting Estimates
— The preparation of financial statements
in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Contingent Liabilities
—  In the event of adversary action
proceedings where a Fund is a defendant, a loss contingency will not be accrued as a liability until the amount of potential damages and the likelihood of loss can be reasonably estimated.  For the year ended October 31, 2021, no contingent liabilities were reported.
Litigation
— Awards from class action litigation are recorded as
a reduction of cost if the Fund still owns the applicable securities on the payment date.  If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Bank Loans (Leveraged Loans)
— Certain Funds may invest in
bank loans, which are senior secured loans that are made by banks or other lending institutions to companies that are typically rated below investment grade.  A Fund may invest in multiple series or tranches of a bank loan, with varying terms and different associated risks.  Transactions in bank loan securities may settle on a delayed basis, which may result in the proceeds of the sale to not be readily available for a Fund to make additional investments.  Interest rates of bank loan securities typically reset periodically, as the rates are tied to a reference index rate, plus a premium.  Income is recorded daily on bank loan securities.  On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit of the bank loan.  This commitment fee is accrued as income over the term of the bank loan.  A Fund may receive consent and amendment fees for accepting an amendment to the current terms of a bank loan.  Consent and amendment fees are accrued as income when the changes to the bank loan are immaterial and to capital when the changes are material.
All or a portion of these bank loan commitments may be unfunded.
A Fund is obligated to fund these commitments at the borrower’s discretion. Therefore, the Fund must have funds sufficient to cover its contractual obligation. These unfunded bank loan commitments, which are marked-to-market daily, are presented in the Schedule of
Investments.
Unfunded Bridge Loan Commitment
— The following Funds
entered into a loan commitment with Gray Television, Inc. on August
25, 2021. Maturity of the commitment will be no later than November
30, 2021. The Funds will receive a fee of 0.375%. Upon maturity, the loan commitment was renewed by mutual consent.
Line of Credit
— Each Fund (with the exception of Money Market
Fund) along with other portfolios managed by the investment adviser or an affiliate, participate in a $100 million ($50 million committed,
$50 million uncommitted) credit facility (the "line of credit") issued by State Street Bank and Trust Company to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.  Interest is charged to each participating Fund based on its borrowings at the higher of the
Federal Funds Rate or the Overnight Bank Funding Rate plus, in each case, 0.10% plus a margin of 1.25%.  Each borrowing under the credit facility matures no later than 30 calendar days after the date of the borrowing.  Each participating Fund pays a commitment fee in proportion to their respective net assets.  The line of credit agreement shall expire on December 28, 2021 unless extended
Fund
Unfunded
Commitment Maturity Date
Balanced Income Plus $100,000 11/30/2021
High Yield 3,440,000 11/30/2021
Moderate Allocation 375,000 11/30/2021
Moderately Aggressive
Allocation 225,000 11/30/2021
Moderately Conservative
Allocation  185,000 11/30/2021
Opportunity Income Plus 740,000 11/30/2021

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2021

by mutual agreement of State Street Bank and Trust Company
and the Funds.  The Funds had no borrowings during the year
ended October 31, 2021.
Recent Accounting Pronouncements
—
Reference Rate Reform
In March 2020, the FASB issued Accounting Standards Update
("ASU") No. 2020-04 Reference Rate Reform, which provides optional guidance to ease the potential accounting burden associated with transitioning from the London Interbank Offered Rate (" LIBOR") and other reference rates expected to be discontinued.  The ASU No.
2020-04 was effective immediately upon release of the standard on
March 12, 2020 and can be applied prospectively through December
31, 2022.  At this time, management is evaluating implications of these changes on the financial statement disclosures.  Management is also currently actively working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadline.
In-kind Contributions
—  During November 2020, Balanced Income Plus Fund and Moderately Aggressive Allocation Fund contributed securities in-kind to Thrivent Core International Equity Fund.  As a result of the in-kind contribution, Thrivent Core International Equity Fund issued shares at the per share net asset value on the date of contribution.  For financial reporting purposes, the contributing fund recognizes a gain on these transactions to the extent the value of the distributed securities on the date of contribution exceeds the cost of those securities; they recognize a loss if the cost exceeds the value. Gains or losses on these in-kind contributions are recognized for tax purposes. The realized gains or losses below are included in the Statement of Operations of the contributing fund as net realized gains/losses on in-kind contributions.
These in-kind transactions were conducted at market value. The transactions were as follows:
Other
— For financial statement purposes, investment security transactions are accounted for on the trade date. Realized gains and losses from investment transactions are determined on a specific cost identification basis, which is the same basis used for federal income tax purposes.
(3) FEES AND COMPENSATION PAID TO AFFILIATES
Investment Advisory Fees
— The Trust has entered into an Investment Advisory Agreement with Thrivent Asset Mgt. Under the Investment
Advisory Agreement, each of the Funds pays a fee for investment advisory services. The fees are accrued daily and paid monthly.
The annual rates of fees as a percent of average daily net assets under the Investment Advisory Agreement were as follows:
Contributing Fund
Contribution
Date
Shares
Received
Net Asset Value
per Share
In-Kind
Amount
Realized
Gain/(Loss)
Balanced Income Plus Fund 11/17/2020 4,246,615 9.52 $40,427,772 $4,262,679
Moderately Aggressive Allocation Fund  11/5/2020 1,105,384 8.90 $9,837,920 $707,817
Totals 5,351,999 $50,265,692
$4,970,496
Fund (M - Millions) $0 to $500M
Over $500 to
$2,000M
Over $2,000 to
$5,000M
Over $5,000 to
$10,000M Over $10,000M
Aggressive Allocation 0.750% 0.725% 0.700% 0.675% 0.650%
Moderate Allocation 0.650% 0.625% 0.600% 0.575% 0.550%
Moderately Aggressive Allocation 0.700% 0.675% 0.650% 0.625% 0.600%
Moderately Conservative Allocation 0.600% 0.575% 0.550% 0.525% 0.500%
Fund (M - Millions) $0 to $250M
Over $250 to
$1,000M
Over $1,000 to
$1,500M Over $1,500M
International Allocation 0.700% 0.650%  0.625%   0.600%
Fund (M - Millions)
$0 to
$50M
Over $50
to $100M
Over
$100 to
$200M
Over
$200 to
$250M
Over
$250 to
$500M
Over
$500 to
$750M
Over
$750 to
$1,000M
Over
$1,000 to
$2,000M
Over
$2,000 to
$2,500M
Over
$2,500 to
$5,000M
Over
$5,000M
Balanced Income Plus 0.550% 0.550% 0.550% 0.550% 0.550% 0.500% 0.500% 0.475% 0.475% 0.450% 0.425%
Global Stock 0.650% 0.650% 0.650% 0.650% 0.650% 0.575% 0.575% 0.500% 0.475% 0.450% 0.425%
Government Bond 0.400% 0.400% 0.400% 0.400% 0.400% 0.350% 0.350% 0.350% 0.350% 0.350% 0.350%

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2021

Sub-Adviser Fees
— The following subadvisory fees are charged
as part of the total investment advisory fees stated in the table above. The subadvisory fees are borne directly by the Adviser and do not increase the overall fees paid by the Fund.
International Allocation Fund
The Adviser has entered into a subadvisory agreement with
Goldman Sachs Asset Management, L.P. ("GSAM") for the
performance of subadvisory services.  The fee payable for GSAM for managing the international small- and mid-cap equities portion is equal to 0.58% of the first $250 million of average daily net assets and 0.54% of average daily net assets in excess of $250 million.  International Allocation Portfolio, a series of Thrivent Series
Fund, Inc., the shares of which are only available for purchase by separate accounts of and retirement plans sponsored by Thrivent
Financial and which may be sold to separate accounts of insurance companies not affiliated with Thrivent Financial, is included in determining breakpoints for the assets managed by GSAM.
Expense Reimbursements
— For the year ended October 31,
2021, contractual expense reimbursements, as a percentage of net assets, were in effect:
*Thrivent Asset Management has voluntarily agreed to reimburse certain class-specific and fund level expenses of Thrivent Money
Market Fund to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund.
For the year ended October 31, 2021, contractual expense
reimbursements to limit expenses to the following percentages were in effect:
Each of the four Asset Allocation Funds paid a fee for investment advisory services. The Adviser has contractually agreed, for as long as the current fee structure is in place and through at least February
28, 2022, to waive an amount equal to any investment advisory fees indirectly incurred by the Asset Allocation Funds as a result of their investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash
Management Trust. This contractual provision may be terminated upon the mutual agreement between the Independent Trustees of the Fund and the Adviser. For the year ended October 31, 2021, the following expense reimbursements, as a percentage of net assets, were in paid to the Fund:
 * Expense reimbursements are accrued daily and paid by
Thrivent Asset Mgt. monthly. Thrivent does not recoup amounts previously reimbursed or waived in prior fiscal years.
Fund (M - Millions)
$0 to
$50M
Over $50
to $100M
Over
$100 to
$200M
Over
$200 to
$250M
Over
$250 to
$500M
Over
$500 to
$750M
Over
$750 to
$1,000M
Over
$1,000 to
$2,000M
Over
$2,000 to
$2,500M
Over
$2,500 to
$5,000M
Over
$5,000M
High Income Municipal Bond 0.500% 0.500% 0.500% 0.500% 0.500% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450%
High Yield 0.400% 0.400% 0.400% 0.400% 0.400% 0.350% 0.350% 0.300% 0.300% 0.300% 0.300%
Income 0.350% 0.350% 0.350% 0.350% 0.350% 0.325% 0.325% 0.300% 0.300% 0.300% 0.300%
Large Cap Growth 0.700% 0.700% 0.700% 0.700% 0.700% 0.675% 0.675% 0.650% 0.650% 0.600% 0.575%
Large Cap Value 0.450% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450%
Limited Maturity Bond 0.300% 0.300% 0.300% 0.300% 0.300% 0.275% 0.275% 0.250% 0.250% 0.250% 0.250%
Low Volatility Equity 0.600% 0.600% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500%
Mid Cap Growth 0.750% 0.750% 0.750% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700%
Mid Cap Stock 0.700% 0.700% 0.700% 0.650% 0.650% 0.650% 0.650% 0.600% 0.600% 0.550% 0.525%
Mid Cap Value 0.750% 0.750% 0.750% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700%
Money Market 0.350% 0.350% 0.350% 0.350% 0.350% 0.350% 0.350% 0.350% 0.350% 0.350% 0.350%
Municipal Bond 0.450% 0.450% 0.450% 0.450% 0.450% 0.400% 0.400% 0.350% 0.350% 0.325% 0.300%
Opportunity Income Plus 0.450% 0.450% 0.450% 0.450% 0.450% 0.400% 0.400% 0.375% 0.375% 0.350% 0.325%
Small Cap Growth 0.800% 0.800% 0.800% 0.750% 0.750% 0.750% 0.750% 0.750% 0.750% 0.750% 0.750%
Small Cap Stock 0.700% 0.700% 0.700% 0.650% 0.650% 0.650% 0.650% 0.600% 0.600% 0.550% 0.525%
Fund Class A Class S
Expiration
Date
Money Market* 0.15% 0.10% 2/28/2022
Fund Class A Class S
Expiration
Date
Government Bond 0.85% N/A 2/28/2022
Fund Class A Class S
Expiration
Date
High Income Municipal
Bond N/A 0.60% 2/28/2022
International Allocation 1.20% N/A 2/28/2022
Large Cap Growth* 1.08% N/A 2/28/2022
Low Volatility Equity N/A 0.95% 2/28/2022
Mid Cap Growth** N/A 0.90% 2/28/2022
Mid Cap Value** N/A 0.90% 2/28/2022
Small Cap Growth** N/A 0.95% 2/28/2022
*Prior expense cap of 1.12% on expired on February 28, 2021.
**Prior expense cap of 1.00% expired on February 28, 2021.
Fund Class A Class S
Expiration
Date
Aggressive Allocation* 0.20% 0.20% 2/28/2022
Moderate Allocation* 0.19% 0.19% 2/28/2022
Moderately Aggressive
Allocation* 0.24% 0.24% 2/28/2022
Moderately Conservative
Allocation* 0.15% 0.15% 2/28/2022

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2021

Subject to certain limitations, all Funds in the Trust except for Money
Market Fund may invest cash in other Funds in the Trust, Thrivent
Cash Management Trust, and Thrivent Core Funds. These related-
party transactions are subject to the same terms as non-related party transactions.  To avoid duplicate investment advisory fees, Thrivent
Asset Mgt. reimburses an amount equal to any investment advisory fees indirectly incurred by the asset allocation, income plus, equity and fixed income funds as a result of their investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash Management Trust.
Distribution Plan
— Thrivent Distributors, LLC is the Trust's
distributor.  The Trust has adopted a Distribution Plan pursuant to
Rule 12b-1 under the 1940 Act. Class A shares have an annual
12b-1 fee of 0.25% for all Funds other than Government Bond Fund and Limited Maturity Bond Fund, which have a 12b-1 fee of 0.125%, and Money Market Fund, which does not have a 12b-1 fee.
Sales Charges and Other Fees
— For the year ended October 31,
2021, Thrivent Investment Management Inc. ("Thrivent Investment
Mgt.") and Thrivent Distributors, LLC received $1,006,388 of aggregate underwriting concessions from the sales of the Trust’s
Class A shares. Sales charges are not an expense of the Trust and are not reflected in the financial statements of any of the Funds.
The Trust has entered into an accounting and administrative
services agreement with Thrivent Asset Mgt. pursuant to which
Thrivent Asset Mgt. provides certain accounting and administrative personnel and services to the Funds. The Funds pay an annual fixed fee plus a percentage of net assets to Thrivent Asset Mgt. These fees are accrued daily and paid monthly. For the year ended October 31,
2021, Thrivent Asset Mgt. received aggregate fees for accounting and administrative personnel and services of $6,442,575 from the
Trust.
The Trust has entered into an agreement with Thrivent
Financial Investor Services Inc. (“Thrivent Investor Services”) to
provide transfer agency and dividend payment services necessary to the Funds on a per-account basis for direct-at-fund accounts, and sub transfer agency services based on assets under management for third party intermediary accounts.  These fees are accrued daily and paid monthly. For the year ended October 31, 2021, Thrivent
Investor Services received $22,743,684 for transfer agent services from the Trust.
Each Trustee who is not affiliated with the Adviser receives an annual fee from the Trust for services as a Trustee and is eligible to participate in a deferred compensation plan with respect to fees received from the Trust. Participants in the plan may designate their deferred Trustee’s fees as if invested in a series of the Thrivent Mutual
Funds.  Thrivent Money Market Fund is not eligible for the deferral plan. The value of each Trustee’s deferred compensation account will increase or decrease as if invested in shares of a particular series of Thrivent Mutual Funds. Each participant's fees as well as the change in value are included in Trustee fees in the Statement of Operations. The deferred fees remain in the appropriate series of Thrivent Mutual Funds until distribution in accordance with the plan. The Payable for trustee deferred compensation, located in the
Statement of Assets and Liabilities, is unsecured.
Those Trustees not participating in the above plan
received $663,361 in fees from the Trust for the Funds covered in this shareholder report for the year ended October 31, 2021. In addition, the Trust reimbursed independent Trustees for reasonable expenses incurred in relation to attendance at Board meetings and industry conferences.
Certain officers and non-independent Trustees of the Trust are officers and directors of Thrivent Asset Mgt., Thrivent Investment Mgt.,
Thrivent Investor Services and Thrivent Distributors, LLC; however, they receive no compensation from the Trust. Affiliated employees and board consultants are reimbursed for reasonable expenses incurred in relation to board meeting attendance.
Acquired Fund Fees and Expenses
— Some Funds invest in
other open-ended funds. Fees and expenses of those underlying funds are not included in those Funds' expense ratios reported in the
Financial Highlights. The Funds indirectly bear their proportionate share of the annualized weighted average expense ratio of the underlying funds in which they invest. The Adviser has contractually agreed, for as long as the current fee structure is in place, to waive an amount equal to any investment advisory fees indirectly incurred by the Asset Allocation Funds as a result of their investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash Management Trust.
There are no advisory fees for Thrivent Core Funds, and therefore no reimbursement is made for investments in these Funds.  This contractual provision may be terminated upon the mutual agreement between the Independent Trustees of the Trust and the Adviser.
Interfund Lending
— The Funds may participate in an interfund
lending program (the "Program") pursuant to an exemptive order issued by the SEC.  The Program permits the Funds to borrow cash for temporary purposes from Thrivent Core Short-Term Reserve
Fund.  Interest is charged to each participating Fund based on its borrowings at the average of the repo rate and bank loan rate, each as defined in the Program.  Each borrowing made under the
Program matures no later than seven calendar days after the date of the borrowing, and each borrowing must be securitized by a pledge of segregated collateral with a market value at least equal to 102% of the outstanding principal value of the loan.  For the year ended October 31, 2021, none of the Funds borrowed cash through the Program.
(4) TAX INFORMATION
Distributions are based on amounts calculated in accordance
with applicable federal income tax regulations, which may
differ from GAAP. The differences between book-basis and tax-
basis distributable earnings are primarily attributable to timing differences recognizing certain gains and losses on investment transactions, such as wash sales, unrealized and realized activity related to derivatives, treatment of passive foreign investment companies, and amortization of callable bonds.  At the end of

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2021

the year, reclassifications between net asset accounts are made for differences that are permanent in nature.  These permanent differences primarily relate to the tax treatment of partnerships and utilization of earnings and profits distributed to shareholders on redemption of shares.
On the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were made as follows [Increase/(Decrease)]:
At October 31, 2021, the components of distributable earnings on a tax basis were as follows:
At October 31, 2021, the following Funds had accumulated
net capital loss carryovers as follows:
* These capital loss carryovers are limited under the Internal
Revenue Code as to future utilization.
To the extent that these Funds realize future net capital gains, taxable distributions will be reduced by any unused capital loss carryovers as permitted by the Internal Revenue Code.
During the fiscal year 2021, capital loss carryovers utilized by the
Funds were as follows:
Fund
Distributable
earnings/
(accumulated
loss) Capital Stock
Aggressive Allocation ($5,237,425) $5,237,425
Balanced Income Plus (699,813) 699,813
Global Stock (6,258,597) 6,258,597
Large Cap Growth (6,700,000) 6,700,000
Large Cap Value (3,148,962) 3,148,962
Mid Cap Growth (4) 4
Mid Cap Stock (21,972,323) 21,972,323
Mid Cap Value (199,976) 199,976
Moderate Allocation (5,227,660) 5,227,660
Moderately Aggressive
Allocation (5,367,320) 5,367,320
Moderately Conservative
Allocation (1,053,267) 1,053,267
Money Market (15,924) 15,924
Opportunity Income Plus 4 (4)
Small Cap Growth (200,317) 200,317
Small Cap Stock (7,014,525) 7,014,525
Fund
Undistributed
Ordinary Income
a
Undistributed
Long-Term Capital
Gain
Aggressive Allocation $46,459,215 $ 136,246,823
Balanced Income Plus 7,615,185 17,171,697
Global Stock 96,405,639 181,577,766
Government Bond 27,769 –
High Income Municipal Bond 24,877 –
High Yield 385,506 –
Income 607,588 18,719,763
International Allocation 37,025,690 49,406,236
Large Cap Growth 8,925,137 123,488,882
Large Cap Value 46,057,897 86,077,222
Limited Maturity Bond 476,165 914,158
Low Volatility Equity 291,263 1,386,284
Mid Cap Growth 83,103 485,140
Mid Cap Stock 75,221,584 323,970,783
Mid Cap Value 241,583 253,535
Moderate Allocation 45,636,485 131,611,522
Moderately Aggressive
Allocation 53,672,705 171,266,471
Moderately Conservative
Allocation 6,626,657 23,383,239
Municipal Bond
b
267,724 –
Opportunity Income Plus 93,285 –
Small Cap Growth 1,275,671 2,869,231
Small Cap Stock 52,483,358 115,662,649
a Undistributed Ordinary Income includes income derived
from Short-Term Capital Gains.
b Municipal Bond Fund undistributed ordinary income is
primarily exempt from federal income taxes.
Fund
Capital Loss
Carryover
Global Stock * $ 6,760,947
Government Bond 426,707
High Income Municipal Bond 207,529
High Yield 65,408,503
International Allocation * 1,318,704
Municipal Bond 13,828,749
Opportunity Income Plus 18,550,756
Fund
Capital Loss
Carryover
Balanced Income Plus 4,198,675
Global Stock 320,623
High Income Municipal Bond 210,242
High Yield 9,420,111
International Allocation 60,307,988
Limited Maturity Bond 8,123,150
Low Volatility Equity 1,057,665
Municipal Bond 569,976
Opportunity Income Plus 3,221,593

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2021

The tax character of distributions paid during the years ended October 31, 2021 and 2020 was as follows:
(a)  Ordinary income includes income derived from short-term capital gains.
(5) SECURITY TRANSACTIONS
Purchases and Sales of Investment Securities
— For the year
ended October 31, 2021, the cost of purchases and the proceeds from sales of investment securities, other than U.S. Government and short-term securities, were as follows:
Purchases and sales of U.S. Government securities were:
Investments in Restricted Securities
— Certain Funds may
own restricted securities which were purchased in private placement transactions without registration under the Securities Act of 1933.
Unless such securities subsequently become registered, they
generally may be resold only in privately negotiated transactions with a limited number of purchasers. As of October 31, 2021, the following Funds held restricted securities:
The Funds have no right to require registration of unregistered securities.
Tax-Exempt Income Ordinary Income
(a)
Long-Term Capital Gain
Fund
10/31/2021 10/31/2020 10/31/2021 10/31/2020 10/31/2021 10/31/2020
Aggressive Allocation $– $– $7,680,067 $18,424,088 $44,367,015 $70,891,347
Balanced Income Plus – – 6,281,838 7,484,348 – –
Global Stock – – 14,262,125 24,859,987 44,297,057 186,948,695
Government Bond – – 2,144,131 968,274 796,151 82,374
High Income Municipal Bond 647,314 503,198 37,384 3,054 – –
High Yield – – 36,922,274 40,566,469 – –
Income – – 46,177,174 29,739,437 13,468,268 2,059,211
International Allocation – – 13,392,564 22,450,398 – –
Large Cap Growth – – – – 112,480,605 55,138,061
Large Cap Value – – 18,542,037 21,235,103 60,665,957 –
Limited Maturity Bond – – 22,901,671 24,333,461 – –
Low Volatility Equity – – 484,846 249,676 – 143,029
Mid Cap Growth – – 224,430 – – –
Mid Cap Stock – – 4,884,459 6,401,616 86,036,901 59,656,883
Mid Cap Value – – 36,023 – 1,008 –
Moderate Allocation – – 53,182,237 52,330,877 68,438,456 81,189,313
Moderately Aggressive Allocation – – 39,397,061 54,302,253 104,067,095 135,467,014
Moderately Conservative Allocation – – 24,337,526 23,218,101 18,420,740 24,936,126
Money Market – – – 3,687,042 – –
Municipal Bond 43,441,129 44,984,649 435,003 57,143 – –
Opportunity Income Plus – – 23,776,003 24,854,233 – –
Small Cap Growth – – 42,526 – 524,610 44,958
Small Cap Stock – – 4,952,964 4,766,781 9,602,065 60,371,340
In thousands
Fund Purchases
Sales/
Paydowns
Aggressive Allocation $563,784 $637,295
Balanced Income Plus 183,489 214,862
Global Stock 1,086,925 1,150,642
Government Bond 11,806 2,291
High Income Municipal Bond 26,119 11,348
High Yield 513,321 513,637
Income 520,440 403,339
International Allocation 1,078,429 1,057,266
Large Cap Growth 864,683 756,922
Large Cap Value 490,617 344,517
Limited Maturity Bond 1,091,436 571,222
Low Volatility Equity 21,235 26,906
Mid Cap Growth 17,689 8,213
Mid Cap Stock 1,605,958 1,423,151
Mid Cap Value 6,897 3,031
Moderate Allocation 851,776 883,189
Moderately Aggressive Allocation 921,382 1,047,095
Moderately Conservative Allocation 286,538 253,491
Municipal Bond 326,254 247,833
Opportunity Income Plus 498,468 462,352
Small Cap Growth 180,577 45,425
Small Cap Stock 887,473 488,506
In thousands
Fund Purchases
Sales/
Paydowns
Aggressive Allocation $287,490 $289,412
Balanced Income Plus 442,259 391,198
Government Bond 447,590 432,903
Income 172,551 195,061
Limited Maturity Bond 1,887,893 2,069,329
Moderate Allocation 2,866,920 2,844,074
Moderately Aggressive Allocation 1,725,512 1,726,812
Moderately Conservative Allocation 1,565,329 1,535,391
Opportunity Income Plus 1,373,971 1,371,056
Fund
Number of
Securities
Percent of Fund's
Net Assets
High Yield 2 0.00%
Limited Maturity Bond 9 2.19%
Moderate Allocation 1 0.01%
Moderately Aggressive
Allocation 1 0.00%
Moderately Conservative
Allocation 1 0.01%
Municipal Bond 1 0.05%

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2021

(6) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
The Funds are permitted to purchase or sell securities from or to certain other Funds, or affiliated portfolios under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is executed at the current market price.
During the year ended October 31, 2021, the following Funds
engaged in purchase transactions pursuant to Rule 17a-7 of the
1940 Act.  These transaction amounts were greater than 0.045% of the respective fund's net assets:
During the year ended October 31, 2021, the following Funds
engaged in sale transactions pursuant to Rule 17a-7 of the 1940
Act. These transaction amounts were greater than 0.045% of the respective fund's net assets:
(7) RELATED PARTY TRANSACTIONS
As of October 31, 2021, related parties (other than the Thrivent
Asset Allocation Funds) held the following shares in excess of 5% of
Thrivent Mutual Funds:
As of October 31, 2021, retirement plans sponsored by Thrivent
Financial for Lutherans held the following shares in excess of 5% of
Thrivent Mutual Funds:
Subscription and redemption activity by concentrated accounts may have a significant effect on the operation of these Funds. In the case of a large redemption, these Funds may be forced to sell investments at inopportune times, resulting in additional losses for the Funds.
(8) SUBSEQUENT EVENTS
The Adviser of the Funds has evaluated the impact of subsequent events through the date the financial statements were issued, and, except as already included in the Notes to Financial Statements, has determined that no additional items require disclosure.
(9) MARKET RISK
Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline.  The value of a Fund's investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund's benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including the spread of infectious illness, public health threats, war, terrorism, natural disasters or similar events. As of October 31, 2021, the following
Funds had portfolio concentration greater than 25% in certain sectors.
(10) SIGNIFICANT RISKS
Investing in the Funds involves risks.  The following is an
alphabetical list of significant risks in investing in the Funds.  The risks applicable to each Fund are listed in the Portfolio Perspectives section above.
Allocation Risk
— The Funds' investment performance depends
upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended
Fund Purchase Amount
Balanced Income Plus $596,185
High Yield 10,318,380
Mid Cap Stock 66,946,405
Moderately Conservative Allocation 940,613
Small Cap Growth 618,722
Small Cap Stock 173,372,912
Fund
Sales
Proceeds
 Realized
Gain/(Loss)
Aggressive Allocation  $23,735,499  $4,285,012
Balanced Income Plus  994,281  $158,260
Moderately Aggressive Allocation 31,104,100 6,080,491
Moderate Allocation 12,241,059 2,533,419
Moderately Conservative Allocation 2,548,938 522,497
Opportunity Income Plus 615,399 125
Fund Shares
Percent
of Fund's
Outstanding
Shares
International Allocation 7,630,215 9.4%
Fund Shares
Percent
of Fund's
Outstanding
Shares
Aggressive Allocation 10,759,047 10.5%
Fund Shares
Percent
of Fund's
Outstanding
Shares
Income 7,983,194 6.7%
Fund Sector
% of
Total Net
Assets
Government Bond
Mortgage-Backed
Securities 32.4%
Government Bond U.S. Govt. & Agencies 43.1%
Income Financials 32.8%
Large Cap Growth Information Technology 39.4%
Mid Cap Growth Information Technology 29.3%
Small Cap Growth Information Technology 25.1%

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2021

periods. Therefore, a principal risk of investing in the Funds is that the allocation strategies used and the allocation decisions made will not produce the desired results.
Collateralized Debt Obligations Risk
— The risks of an
investment in a collateralized debt obligation (“CDO”) depend largely on the quality and type of the collateral and the tranche of the CDO in which the Fund invests. In addition to the typical risks associated with fixed income securities and asset-backed securities, CDOs carry additional risks including, but not limited to:
(i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default, decline in value, and/or be downgraded; (iii)
the Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii)
the CDO’s manager may perform poorly.
Conflicts of Interest Risk
— An investment in the Fund will
be subject to a number of actual or potential conflicts of interest.
For example, the Adviser or its affiliates may provide services to the Fund for which the Fund would compensate the Adviser and/
or such affiliates. The Fund may invest in other pooled investment vehicles sponsored, managed, or otherwise affiliated with the
Adviser, including other Funds. The Adviser may have an incentive
(financial or otherwise) to enter into transactions or arrangements on behalf of the Fund with itself or its affiliates in circumstances where it might not have done so otherwise.
The Adviser or its affiliates manage other investment funds and/
or accounts (including proprietary accounts) and have other clients with investment objectives and strategies that are similar to, or overlap with, the investment objective and strategy of the Fund, creating conflicts of interest in investment and allocation decisions regarding the allocation of investments that could be appropriate for the Fund and other clients of the Adviser or their affiliates.
Convertible Securities Risk
— Convertible securities are subject
to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return.
Credit Risk
— Credit risk is the risk that an issuer of a debt security
to which the Fund is exposed may no longer be able or willing to pay its debt. As a result of such an event, the debt security may decline in price and affect the value of the Fund.
Cybersecurity Risk
— The Funds and their service providers
may be susceptible to operational, information security, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems to misappropriate assets or sensitive information, corrupt data, or otherwise disrupt operations. Cyber incidents affecting the Adviser, a Subadviser, or other service providers (including, but not limited to, fund accountants, custodians, transfer agents, and financial intermediaries) have the ability to disrupt and impact business operations, potentially resulting in financial losses, by interfering with the Funds’ ability to calculate their NAV, corrupting data or preventing parties from sharing information necessary for the Funds’
operation, preventing or slowing trades, stopping shareholders from making transactions, potentially subjecting the Funds or the
Adviser to regulatory fines and penalties, and creating additional compliance costs. Similar types of cyber security risks are also present for issuers or securities in which the Funds may invest, which could result in material adverse consequences for such issuers and may cause the Funds’ investments in such companies to lose value. While the Funds’ service providers have established business continuity plans in the event of such cyber incidents, there are inherent limitations in such plans and systems. Additionally, the
Funds cannot control the cybersecurity plans and systems put in place by their service providers or any other third parties whose operations may affect the Funds or their shareholders. Although each Fund attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operation risks that may affect a Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures or other disruptions in service. The value of an investment in a
Fund’s shares may be adversely affected by the occurrence of the operational errors or failures or technological issues or other similar events and a Fund and its shareholders may bear costs tied to these risks.
Derivatives Risk
— The use of derivatives (such as futures,
options, credit default swaps, and total return swaps) involves additional risks and transaction costs which could leave a Fund in a worse position than if it had not used these instruments. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and a Fund could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.
Some derivatives may give rise to a form of economic leverage, and may expose the Fund to greater risk and increase its costs.
Such leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage. Futures contracts, options on futures contracts, forward contracts, and options on derivatives can allow the Fund to obtain large investment exposures in return for meeting relatively small margin requirements. As a result, investments in those transactions may be highly leveraged.

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2021

The success of a Fund’s derivatives strategies will depend on the Adviser’s ability to assess and predict the impact of market or economic developments on the underlying asset, index or
rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.
Swap agreements may involve fees, commissions or other costs that may reduce a Fund’s gains from a swap agreement or may
cause a Fund to lose money. Futures contracts are subject to the risk that an exchange may impose price fluctuation limits, which may make it difficult or impossible for a Fund to close out a position when desired.
Emerging Markets Risk
— The risks and volatility of investing
in foreign securities is increased in connection with investments in emerging markets. The economic, political and market structures of developing countries in emerging markets, in most cases, are not as strong and the structures in the U.S. or other developed countries in terms of wealth, stability, liquidity and transparency. A Fund may not achieve its investment objective and portfolio performance will likely be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies, and the risks of such events are heightened within emerging market countries. Fund performance may also be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries with less developed or unreliable legal, tax, regulatory, accounting, recordkeeping and corporate governance systems
and standards. In particular, there may be less publicly available and transparent information about issuers in emerging markets than would be available about issuers in more developed capital markets because such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Emerging markets may also have differing legal systems, many of which provide fewer security holder rights and practical remedies to pursue claims than are available for securities of companies in the U.S. or other developed countries, including class actions or fraud claims.
Significant buying or selling actions by a few major investors may also heighten the volatility of emerging market securities.
Equity Security Risk
— Equity securities held by the Fund may
decline significantly in price, sometimes rapidly or unpredictably, over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, company, industry, or sector of the market. From time to time, the Fund may invest a significant portion of its assets in companies in one or more related sectors or industries which would make the Fund more vulnerable to adverse developments affecting such sectors or industries. Equity securities are generally more volatile than most debt securities.
ETF Risk
— An ETF is subject to the risks of the underlying
investments that it holds. In addition, for index-based ETFs, the performance of an ETF may diverge from the performance of such index (commonly known as tracking error). ETFs are subject to fees and expenses (like management fees and operating expenses)
that do not apply to an index, and the Fund will indirectly bear its proportionate share of any such fees and expenses paid by the
ETFs in which it invests. Because ETFs trade on an exchange, there is a risk that an ETF will trade at a discount to net asset value or that investors will fail to bring the trading price in line with the underlying shares (known as the arbitrage mechanism).
Financial Sector Risk
— To the extent that the financials sector
continues to represent a significant portion of the Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company or recent or future regulation of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses.
Foreign Currency Risk
— The value of a foreign currency may
decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented,
how each one appreciates or depreciates in relation to the U.S.
dollar, and whether currency positions are hedged. Under normal conditions, the Fund does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.
Foreign Securities Risk
— Foreign securities generally carry
more risk and are more volatile than their domestic counterparts, in part because of potential for higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates where investments are denominated in currencies other than the U.S. dollar. Certain events in foreign markets may adversely affect foreign and domestic issuers, including interruptions in the global supply chain, market closures, war, terrorism, natural disasters and outbreak of infectious diseases. The Fund’s
investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices, and impair the
Fund’s ability to repatriate capital or income. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid.
Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2021

rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.
Futures Contract Risk
— The value of a futures contract tends to
increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts. In addition, the value of the futures contract may not accurately track the value of the underlying instrument.
Government Securities Risk
— The Fund invests in securities
issued or guaranteed by the U.S. government or its agencies
and instrumentalities (such as Federal Home Loan Bank, Ginnie
Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Federal Home Loan Banks, Ginnie Mae, Fannie Mae
or Freddie Mac are not issued directly by the U.S. government.
Ginnie Mae is a wholly owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-
related organizations such as Federal Home Loan Banks, Fannie
Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S.
government would provide financial support to its agencies and instrumentalities if not required to do so by law. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. government, which may be negatively impacted by rising levels of indebtedness.
Growth Investing Risk
— Growth style investing includes the risk
of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues and, if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.
Health Crisis Risk
— The global pandemic outbreak of the novel
coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption. The COVID-19 outbreak and future pandemics could affect the global economy and markets in ways that cannot be foreseen and may exacerbate other types of risks, negatively impacting the value of Fund investments.
High Yield Risk
— High yield securities – commonly known
as “junk bonds” – to which the Fund is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected. High yield securities generally have a less liquid resale market.
Inflation-Linked Security Risk
— Inflation-linked debt securities,
such as TIPS, are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-linked securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. Any increase in the principal amount of an inflation-linked debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity.
There can also be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. The Fund’s investments in inflation-linked securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index. In addition, inflation-linked securities are subject to the risk that the Consumer Price Index for
All Urban Consumers (CPI-U) or other relevant pricing index may be discontinued, fundamentally altered in a manner materially adverse to the interests of an investor in the securities, altered by legislation or Executive Order in a materially adverse manner to the interests of an investor in the securities or substituted with an alternative index.
Interest Rate Risk
— Interest rate risk is the risk that prices of
debt securities decline in value when interest rates rise for debt securities that pay a fixed rate of interest. Debt securities with longer durations (a measure of price sensitivity of a bond or bond fund to changes in interest rates) or maturities (i.e., the amount of time until a bond’s issuer must pay its principal or face value) tend to be more sensitive to changes in interest rates than debt securities with shorter durations or maturities. Changes by the Federal Reserve to monetary policies could affect interest rates and the value of some securities.
Investing-in-Funds Risk
— Each of the Thrivent Aggressive
Allocation Fund, Thrivent Moderate Allocation Fund, Thrivent
Moderately Aggressive Allocation Fund and Thrivent Moderately
Conservative Allocation Fund (each, a “Thrivent Asset Allocation
Fund”) allocate their assets among certain other funds managed by the Adviser or an affiliate (“Other Funds”). From time to time, one or more of the Other Funds may experience relatively large investments or redemptions due to reallocations or rebalancings by the Thrivent Asset Allocation Funds or other investors. These transactions may affect the Other Funds since Other Funds that experience redemptions as a result of reallocations or rebalancings may have to sell Fund securities and since Other Funds that
receive additional cash will have to invest such cash. These effects may be particularly important when one or more of the Thrivent
Asset Allocation Funds owns a substantial portion of any Other
Fund. While it is impossible to predict the overall impact of these transactions over time, the performance of an Other Fund may be adversely affected if the Other Fund is required to sell securities or invest cash at inopportune times. These transactions could also increase transaction costs and accelerate the realization of taxable income if sales of securities resulted in gains. Because the Thrivent
Asset Allocation Funds may own substantial portions of some Other

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2021

Funds, a redemption or reallocation by a Thrivent Asset Allocation
Fund away from an Other Fund could cause the Other Fund’s
expenses to increase.
Investment Adviser Risk
— The Fund is actively managed and
the success of its investment strategy depends significantly on the skills of the Adviser or subadviser in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets. There is also no guarantee that the Adviser will be able to effectively implement the Fund’s investment objective.
Issuer Risk
— Issuer risk is the possibility that factors specific to
an issuer to which the Fund is exposed will affect the market prices of the issuer’s securities and therefore the value of the Fund.
Large Cap Risk
— Large-sized companies may be unable to
respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Large Shareholder Risk
— From time to time, shareholders
of a Fund (which may include institutional investors, financial intermediaries, or affiliated Funds) may make relatively large redemptions or purchases of shares. These transactions may
cause a Fund to sell securities at disadvantageous prices or invest additional cash, as the case may be. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on a Fund’s performance to the extent that a Fund may be required to sell securities or invest cash at times when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of portfolio securities. In addition, a large redemption could result in a
Fund's current expenses being allocated over a smaller asset base, leading to an increase in the Fund's expense ratio.
Leveraged Loan Risk
— Leveraged loans (also known as
bank loans) are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive. In the event of fraud or misrepresentation, the Fund may not be protected under federal securities laws with respect to leveraged loans that may not be in the form of “securities.” The settlement period for some leveraged loans may be more than seven days.
LIBOR Risk
— The Fund may be exposed to financial instruments
that are tied to LIBOR (London Interbank Offered Rate) to determine payment obligations, financing terms, or investment value. Such financial instruments may include bank loans, derivatives, floating rate securities, certain asset backed securities, and other assets or liabilities tied to LIBOR. In 2017, the head of the U.K. Financial
Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021.  On November 30, 2020, the administrator of
LIBOR announced its intention to delay the phase out of the majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to discontinue at the end of 2021.
There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or its investments are not known.
Liquidity Risk
— Liquidity is the ability to sell a security relatively
quickly for a price that most closely reflects the actual value of the security. Dealer inventories of bonds are at or near historic lows in relation to market size, which has the potential to decrease liquidity and increase price volatility in the fixed income markets, particularly during periods of economic or market stress. As a result of this decreased liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.
Market Risk
— Over time, securities markets generally tend to
move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by
the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including the spread of infectious illness, public health threats, war, terrorism, natural disasters or similar events.
Mid Cap Risk
— Medium-sized companies often have greater
price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have
smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.
Money Market Fund Risk
— You could lose money by investing
in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency.

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2021

The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
Mortgage-Backed and Other Asset-Backed Securities
Risk
— The value of mortgage-backed and asset-backed securities
will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-
related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-
backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise.
This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.
Multi-Manager Risk
— The investment style employed by the
subadviser may not be complementary to that of the Adviser.
The interplay of the strategy employed by the subadviser and the Adviser may result in the Fund indirectly holding positions in certain types of securities, industries or sectors. These positions may be detrimental to a Fund’s performance depending upon
the performance of those securities and the overall economic environment. The multi-manager approach could result in a high level of portfolio turnover, resulting in higher brokerage expenses and increased tax liability from a Fund’s realization of capital gains.
Municipal Bond Risk
— The Fund’s performance may be
affected by political and economic conditions at the state, regional or federal level. These may include budgetary problems, decline in the tax base and other factors that may cause rating agencies to downgrade the credit ratings on certain issues. Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels. Some municipal bonds may be repaid prior to maturity if interest rates decrease. As a result, the value of the Fund’s shares may fluctuate significantly in the short term.
Non-Diversified Risk
— The Fund is not “diversified” within
the meaning of the 1940 Act. That means the Fund may invest a greater percentage of its assets in the securities of any single issuer compared to other funds. A non-diversified portfolio is generally more susceptible than a diversified portfolio to the risk that events or developments affecting a particular issuer or industry will significantly affect the Fund’s performance.
Other Funds Risk
— Because the Fund invests in Other Funds,
the performance of the Fund is dependent, in part, upon the
performance of Other Funds in which the Fund may invest. As a result, the Fund is subject to the same risks as those faced by the
Other Funds. In addition, Other Funds may be subject to additional fees and expenses that will be borne by the Fund.
Portfolio Turnover Rate Risk
— The Fund may engage in
active and frequent trading of portfolio securities in implementing its principal investment strategies. A high rate of portfolio turnover
(100% or more) involves correspondingly greater expenses which are borne by the Fund and its shareholders and may also result in short-term capital gains taxable to shareholders.
Prepayment Risk
— When interest rates fall, certain obligations
will be paid off by the obligor more quickly than originally anticipated, and a Fund may have to invest the proceeds in securities with lower yields.  In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates.  During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid.  Prepayment generally reduces the yield to maturity and the average life of the security.
Quantitative Investing Risk
— Securities selected according to
a quantitative analysis methodology can perform differently from the market as a whole based on the model and the factors used in the analysis, the weight placed on each factor and changes in the factor’s historical trends. Such models are based on assumptions of these and other market factors, and the models may not take into account certain factors, or perform as intended, and may result in a decline in the value of the Fund’s portfolio.
Real Estate Investment Trust (“REIT”) Risk
— REITs generally
can be divided into three types: equity REITs, mortgage REITs, and hybrid REITs (which combine the characteristics of equity
REITs and mortgage REITs). Equity REITs will be affected by
changes in the values of, and income from, the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. All REIT types may be affected by changes in interest rates. The effect of rising interest rates is generally more pronounced for high dividend paying stock than for stocks that pay little or no dividends. This may cause the value of real estate securities to decline during periods of rising interest rates, which would reduce the overall return of the Fund. REITs are subject to additional risks, including the fact that they are dependent on specialized management skills that may affect the REITs’ abilities to generate cash flows for operating purposes and for making investor distributions. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property. As with any investment, there is a risk that REIT securities and other real estate industry investments may be overvalued at the time of purchase. In addition, a REIT can pass its income through to its investors without any tax at the entity level if it complies with various requirements under the Internal Revenue Code. There is the risk, however, that a REIT held by the Fund will fail to qualify for this tax-free pass-through treatment of its income. By investing in REITs

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2021

indirectly through the Fund, in addition to bearing a proportionate share of the expenses of the Fund, you will also indirectly bear similar expenses of the REITs in which the Fund invests.
Redemption Risk
— The Fund may need to sell portfolio securities
to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders.
Regulatory Risk
— Legal, tax, and regulatory developments
may adversely affect the Funds. Securities and futures markets are subject to comprehensive statutes, regulations, and margin requirements enforced by the SEC, other regulators and
self-regulatory organizations, and exchanges authorized to take extraordinary actions in the event of market emergencies. The regulatory environment for the Funds is evolving, and changes in the regulation of investment funds, managers, and their trading activities and capital markets, or a regulator’s disagreement with the Funds’ interpretation of the application of certain regulations, may adversely affect the ability of a Fund to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Fund.
Repurchase Agreement Risk
— If the seller of a repurchase
agreement defaults or is otherwise unable to fulfill its obligations, the Fund may incur losses as a result of selling the underlying securities, enforcing its rights, or a decline in the value of collateral.
Small Cap Risk
— Smaller, less seasoned companies often have
greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could soften the impact of a falling market on returns.
Sovereign Debt Risk
— Sovereign debt securities are issued or
guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International
Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
Tax Risk
— Changes in federal income tax laws or rates may affect
both the net asset value of the Fund and the taxable equivalent interest generated from securities in the Fund. Since the Fund may invest in municipal securities subject to the federal alternative minimum tax without limitation, the Fund may not be suitable for investors who already are or could be subject to the federal alternative minimum tax.
Technology-Oriented Companies Risk
— Common stocks
of companies that rely extensively on technology, science or communications in their product development or operations may be more volatile than the overall stock market and may or may not move in tandem with the overall stock market. Technology, science and communications are rapidly changing fields, and stocks of these companies, especially of smaller or unseasoned companies, may be subject to more abrupt or erratic market movements than the stock market in general. There are significant competitive pressures among technology-oriented companies and the products or
operations of such companies may become obsolete quickly. In addition, these companies may have limited product lines, markets or financial resources and the management of such companies may be more dependent upon one or a few key people.
Value Investing Risk
— Value style investing includes the risk
that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or if value stocks are out of favor.

Thrivent Mutual Funds
Financial Highlights
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
f
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
text N et Realized
Gain on
Investments
Aggressive Allocation Fund
Class A Shares
Year Ended 10/31/2021 $ 15.41 $ 0.03 $ 5.88 $ 5.91 $ (0.06) $ (0.47)
Year Ended 10/31/2020 15.60 0.08 0.71 0.79 (0.13) (0.85)
Year Ended 10/31/2019 15.51 0.11 1.22 1.33 (0.12) (1.12)
Year Ended 10/31/2018 16.01 0.06 0.39 0.45 (0.06) (0.89)
Year Ended 10/31/2017 13.11 0.05 2.98 3.03 (0.07) (0.06)
Class S Shares
Year Ended 10/31/2021 15.58 0.06 5.95 6.01 (0.08) (0.47)
Year Ended 10/31/2020 15.77 0.11 0.71 0.82 (0.16) (0.85)
Year Ended 10/31/2019 15.68 0.13 1.24 1.37 (0.16) (1.12)
Year Ended 10/31/2018 16.17 0.10 0.40 0.50 (0.10) (0.89)
Year Ended 10/31/2017 13.25 0.08 3.02 3.10 (0.12) (0.06)
Balanced Income Plus Fund
Class A Shares
Year Ended 10/31/2021 12.63 0.21 2.70 2.91 (0.21) –
Year Ended 10/31/2020 12.69 0.26 (0.07) 0.19 (0.25) –
Year Ended 10/31/2019 12.93 0.31 0.58 0.89 (0.35) (0.78)
Year Ended 10/31/2018 13.26 0.32 (0.18) 0.14 (0.31) (0.16)
Year Ended 10/31/2017 12.22 0.29 1.01 1.30 (0.26) –
Class S Shares
Year Ended 10/31/2021 12.60 0.24 2.71 2.95 (0.25) –
Year Ended 10/31/2020 12.66 0.29 (0.07) 0.22 (0.28) –
Year Ended 10/31/2019 12.90 0.34 0.58 0.92 (0.38) (0.78)
Year Ended 10/31/2018 13.23 0.36 (0.18) 0.18 (0.35) (0.16)
Year Ended 10/31/2017 12.20 0.32 1.02 1.34 (0.31) –
Global Stock Fund
Class A Shares
Year Ended 10/31/2021 23.82 0.14 9.51 9.65 (0.19) (0.63)
Year Ended 10/31/2020 26.16 0.15 0.62 0.77 (0.32) (2.79)
Year Ended 10/31/2019 26.59 0.34 1.45 1.79 (0.30) (1.92)
Year Ended 10/31/2018 29.21 0.31 (0.21) 0.10 (0.27) (2.45)
Year Ended 10/31/2017 24.77 0.30 5.13 5.43 (0.29) (0.70)
Class S Shares
Year Ended 10/31/2021 24.14 0.23 9.62 9.85 (0.27) (0.63)
Year Ended 10/31/2020 26.46 0.24 0.64 0.88 (0.41) (2.79)
Year Ended 10/31/2019 26.88 0.43 1.46 1.89 (0.39) (1.92)
Year Ended 10/31/2018 29.50 0.41 (0.21) 0.20 (0.37) (2.45)
Year Ended 10/31/2017 25.01 0.40 5.17 5.57 (0.38) (0.70)
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
*
**
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
$ (0.53) $ 20.79 39.05% $ 1,261.7 0.91% 0.15% 1.11% (0.05)% 50%
(0.98) 15.41 5.12% 951.7 0.95% 0.57% 1.15% 0.37% 48%
(1.24) 15.60 9.60% 955.0 0.94% 0.74% 1.15% 0.52% 58%
(0.95) 15.51 2.89% 896.6 0.91% 0.40% 1.15% 0.15% 52%
(0.13) 16.01 23.31% 879.6 0.92% 0.32% 1.19% 0.05% 59%
(0.55) 21.04 39.35% 887.9 0.74% 0.29% 0.94% 0.09% 50%
(1.01) 15.58 5.25% 543.6 0.78% 0.68% 0.98% 0.48% 48%
(1.28) 15.77 9.80% 445.1 0.76% 0.87% 0.97% 0.66% 58%
(0.99) 15.68 3.20% 336.4 0.66% 0.61% 0.90% 0.37% 52%
(0.18) 16.17 23.64% 238.1 0.63% 0.56% 0.89% 0.29% 59%
(0.21) 15.33 23.19% 283.4 1.01% 1.41% 1.01% 1.41% 157%
(0.25) 12.63 1.61% 235.0 1.04% 2.04% 1.04% 2.04% 85%
(1.13) 12.69 7.60% 250.2 1.04% 2.49% 1.04% 2.49% 113%
(0.47) 12.93 0.99% 246.3 1.03% 2.38% 1.03% 2.38% 149%
(0.26) 13.26 10.78% 250.7 1.06% 2.26% 1.06% 2.26% 145%
(0.25) 15.30 23.56% 171.7 0.75% 1.64% 0.75% 1.64% 157%
(0.28) 12.60 1.88% 108.5 0.78% 2.30% 0.78% 2.30% 85%
(1.16) 12.66 7.92% 140.1 0.77% 2.75% 0.77% 2.75% 113%
(0.51) 12.90 1.31% 120.3 0.72% 2.74% 0.72% 2.74% 149%
(0.31) 13.23 11.09% 94.5 0.73% 2.58% 0.73% 2.58% 145%
(0.82) 32.65 41.28% 1,802.8 0.96% 0.45% 0.96% 0.45% 60%
(3.11) 23.82 2.78% 1,383.1 1.02% 0.75% 1.02% 0.75% 59%
(2.22) 26.16 7.73% 1,478.5 1.01% 1.39% 1.01% 1.39% 73%
(2.72) 26.59 0.22% 1,492.5 0.99% 1.15% 0.99% 1.15% 52%
(0.99) 29.21 22.61% 1,594.8 1.01% 1.11% 1.01% 1.11% 73%
(0.90) 33.09 41.67% 429.9 0.64% 0.78% 0.64% 0.78% 60%
(3.20) 24.14 3.18% 301.3 0.66% 1.10% 0.66% 1.10% 59%
(2.31) 26.46 8.12% 296.7 0.65% 1.75% 0.65% 1.75% 73%
(2.82) 26.88 0.56% 276.6 0.64% 1.50% 0.64% 1.50% 52%
(1.08) 29.50 23.06% 263.3 0.65% 1.47% 0.65% 1.47% 73%

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total fro m
Investment
Operations
Net
Investment
Income
text Net Realized
Gain on
Investments
Government Bond Fund
Class A Shares
Year Ended 10/31/2021 $ 10.53 $ 0.09 $ (0.24) $ (0.15) $ (0.09) $ (0.22)
Year Ended 10/31/2020 10.11 0.14 0.44 0.58 (0.14) (0.02)
Year Ended 10/31/2019 9.47 0.19 0.64 0.83 (0.19) –
Year Ended 10/31/2018 9.92 0.19 (0.38) (0.19) (0.19) (0.07)
Year Ended 10/31/2017 10.14 0.14 (0.20) (0.06) (0.14) (0.02)
Class S Shares
Year Ended 10/31/2021 10.53 0.11 (0.23) (0.12) (0.11) (0.22)
Year Ended 10/31/2020 10.11 0.15 0.44 0.59 (0.15) (0.02)
Year Ended 10/31/2019 9.47 0.20 0.64 0.84 (0.20) –
Year Ended 10/31/2018 9.92 0.20 (0.38) (0.18) (0.20) (0.07)
Year Ended 10/31/2017 10.14 0.15 (0.20) (0.05) (0.15) (0.02)
High Income Municipal Bond Fund
Class S Shares
Year Ended 10/31/2021 10.29 0.31 0.66 0.97 (0.31) –
Year Ended 10/31/2020 10.66 0.30 (0.36) (0.06) (0.31) –
Year Ended 10/31/2019 9.86 0.31 0.81 1.12 (0.32) –
Year Ended 10/31/2018
(c)
10.00 0.22 (0.14) 0.08 (0.22) –
High Yield Fund
Class A Shares
Year Ended 10/31/2021 4.49 0.20 0.18 0.38 (0.20) –
Year Ended 10/31/2020 4.73 0.22 (0.23) (0.01) (0.23) –
Year Ended 10/31/2019 4.63 0.25 0.10 0.35 (0.25) –
Year Ended 10/31/2018 4.90 0.26 (0.27) (0.01) (0.26) –
Year Ended 10/31/2017 4.76 0.25 0.14 0.39 (0.25) –
Class S Shares
Year Ended 10/31/2021 4.49 0.22 0.19 0.41 (0.22) –
Year Ended 10/31/2020 4.73 0.24 (0.24) 0.00 (0.24) –
Year Ended 10/31/2019 4.64 0.26 0.09 0.35 (0.26) –
Year Ended 10/31/2018 4.90 0.27 (0.26) 0.01 (0.27) –
Year Ended 10/31/2017 4.76 0.27 0.13 0.40 (0.26) –
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c) Since fund inception, February 28, 2018.
*
**
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
$ (0.31) $ 10.07 (1.50)% $ 3.6 0.85% 0.86% 1.09% 0.62% 427%
(0.16) 10.53 5.76% 4.1 0.85% 1.32% 1.08% 1.10% 322%
(0.19) 10.11 8.84% 4.5 0.85% 1.94% 1.06% 1.73% 274%
(0.26) 9.47 (1.99)% 4.9 0.85% 1.92% 1.04% 1.73% 280%
(0.16) 9.92 (0.56)% 6.5 0.85% 1.40% 1.00% 1.25% 193%
(0.33) 10.08 (1.21)% 104.5 0.65% 1.07% 0.65% 1.07% 427%
(0.17) 10.53 5.88% 83.9 0.73% 1.39% 0.73% 1.39% 322%
(0.20) 10.11 8.95% 49.9 0.75% 2.04% 0.77% 2.02% 274%
(0.27) 9.47 (1.89)% 52.3 0.75% 2.02% 0.79% 1.98% 280%
(0.17) 9.92 (0.47)% 52.0 0.76% 1.49% 0.79% 1.46% 193%
(0.31) 10.95 9.51% 33.6 0.60% 2.80% 1.37% 2.03% 47%
(0.31) 10.29 (0.56)% 18.2 0.61% 2.99% 1.62% 1.98% 94%
(0.32) 10.66 11.51% 13.8 0.66% 3.07% 2.36% 1.37% 93%
(0.22) 9.86 0.79% 6.6 0.43% 3.26% 3.71% (0.02)% 201%
(0.20) 4.67 8.63% 402.6 0.79% 4.36% 0.79% 4.36% 64%
(0.23) 4.49 (0.16)% 407.1 0.80% 4.96% 0.80% 4.96% 62%
(0.25) 4.73 7.74% 437.9 0.80% 5.30% 0.80% 5.30% 42%
(0.26) 4.63 (0.29)% 437.4 0.80% 5.42% 0.80% 5.42% 38%
(0.25) 4.90 8.42% 477.7 0.80% 5.25% 0.80% 5.25% 48%
(0.22) 4.68 9.15% 422.8 0.52% 4.62% 0.52% 4.62% 64%
(0.24) 4.49 0.11% 401.2 0.53% 5.22% 0.53% 5.22% 62%
(0.26) 4.73 7.79% 342.1 0.54% 5.55% 0.54% 5.55% 42%
(0.27) 4.64 0.14% 283.4 0.57% 5.65% 0.57% 5.65% 38%
(0.26) 4.90 8.68% 259.9 0.57% 5.49% 0.57% 5.49% 48%

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
d
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
text Net Realized
Gain on
Investments
Income Fund
Class A Shares
Year Ended 10/31/2021 $ 9.99 $ 0.25 $ 0.07 $ 0.32 $ (0.24) $ (0.27)
Year Ended 10/31/2020 9.56 0.26 0.47 0.73 (0.26) (0.04)
Year Ended 10/31/2019 8.70 0.29 0.86 1.15 (0.29) –
Year Ended 10/31/2018 9.27 0.29 (0.54) (0.25) (0.29) (0.03)
Year Ended 10/31/2017 9.26 0.28 0.02 0.30 (0.28) (0.01)
Class S Shares
Year Ended 10/31/2021 9.98 0.27 0.08 0.35 (0.27) (0.27)
Year Ended 10/31/2020 9.55 0.29 0.47 0.76 (0.29) (0.04)
Year Ended 10/31/2019 8.70 0.32 0.85 1.17 (0.32) –
Year Ended 10/31/2018 9.26 0.32 (0.53) (0.21) (0.32) (0.03)
Year Ended 10/31/2017 9.25 0.31 0.02 0.33 (0.31) (0.01)
International Allocation Fund
Class A Shares
Year Ended 10/31/2021 9.13 0.15 2.98 3.13 (0.13) –
Year Ended 10/31/2020 10.16 0.12 (0.93) (0.81) (0.22) –
Year Ended 10/31/2019 9.80 0.20 0.65 0.85 (0.17) (0.32)
Year Ended 10/31/2018 11.33 0.19 (1.34) (1.15) (0.23) (0.15)
Year Ended 10/31/2017 9.65 0.20 1.67 1.87 (0.19) –
Class S Shares
Year Ended 10/31/2021 9.19 0.18 3.01 3.19 (0.17) –
Year Ended 10/31/2020 10.23 0.14 (0.92) (0.78) (0.26) –
Year Ended 10/31/2019 9.87 0.23 0.67 0.90 (0.22) (0.32)
Year Ended 10/31/2018 11.40 0.23 (1.34) (1.11) (0.27) (0.15)
Year Ended 10/31/2017 9.71 0.23 1.69 1.92 (0.23) –
Large Cap Growth Fund
Class A Shares
Year Ended 10/31/2021 14.42 (0.10) 5.71 5.61 – (1.19)
Year Ended 10/31/2020 11.45 (0.04) 3.64 3.60 – (0.63)
Year Ended 10/31/2019 11.30 (0.02) 1.31 1.29 – (1.14)
Year Ended 10/31/2018 10.23 (0.04) 1.38 1.34 – (0.27)
Year Ended 10/31/2017 8.23 (0.04) 2.09 2.05 – (0.05)
Class S Shares
Year Ended 10/31/2021 16.30 (0.08) 6.54 6.46 – (1.19)
Year Ended 10/31/2020 12.82 (0.02) 4.13 4.11 – (0.63)
Year Ended 10/31/2019 12.47 0.01 1.48 1.49 – (1.14)
Year Ended 10/31/2018 11.23 – 1.51 1.51 – (0.27)
Year Ended 10/31/2017 8.99 – 2.29 2.29 – (0.05)
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
*
**
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
$ (0.51) $ 9.80 3.23% $ 327.9 0.74% 2.50% 0.74% 2.50% 54%
(0.30) 9.99 7.79% 337.9 0.75% 2.69% 0.75% 2.69% 105%
(0.29) 9.56 13.43% 313.7 0.77% 3.19% 0.77% 3.19% 99%
(0.32) 8.70 (2.71)% 298.5 0.76% 3.25% 0.76% 3.25% 109%
(0.29) 9.27 3.34% 342.5 0.77% 3.04% 0.77% 3.04% 100%
(0.54) 9.79 3.51% 833.6 0.46% 2.78% 0.46% 2.78% 54%
(0.33) 9.98 8.11% 732.9 0.46% 2.98% 0.46% 2.98% 105%
(0.32) 9.55 13.66% 598.6 0.46% 3.49% 0.46% 3.49% 99%
(0.35) 8.70 (2.30)% 508.3 0.45% 3.57% 0.45% 3.57% 109%
(0.32) 9.26 3.66% 504.7 0.45% 3.35% 0.45% 3.35% 100%
(0.13) 12.13 34.52% 143.6 1.20% 1.17% 1.34% 1.03% 124%
(0.22) 9.13 (8.21)% 117.0 1.20% 1.07% 1.38% 0.89% 105%
(0.49) 10.16 9.36% 144.3 1.27% 2.04% 1.43% 1.89% 106%
(0.38) 9.80 (10.52)% 138.5 1.35% 1.73% 1.47% 1.62% 75%
(0.19) 11.33 19.76% 161.4 1.36% 1.86% 1.56% 1.65% 94%
(0.17) 12.21 34.98% 849.7 0.82% 1.55% 0.82% 1.55% 124%
(0.26) 9.19 (7.90)% 632.9 0.81% 1.47% 0.81% 1.47% 105%
(0.54) 10.23 9.84% 743.0 0.87% 2.45% 0.87% 2.45% 106%
(0.42) 9.87 (10.13)% 678.3 0.94% 2.14% 0.95% 2.14% 75%
(0.23) 11.40 20.22% 747.4 0.96% 2.26% 1.01% 2.22% 94%
(1.19) 18.84 41.13% 480.2 1.06% (0.67)% 1.06% (0.67)% 40%
(0.63) 14.42 32.91% 351.2 1.12% (0.42)% 1.12% (0.42)% 44%
(1.14) 11.45 13.09% 259.0 1.14% (0.26)% 1.17% (0.29)% 58%
(0.27) 11.30 13.37% 237.8 1.17% (0.37)% 1.20% (0.41)% 62%
(0.05) 10.23 25.03% 210.2 1.20% (0.32)% 1.26% (0.38)% 65%
(1.19) 21.57 41.62% 1,799.2 0.76% (0.38)% 0.76% (0.38)% 40%
(0.63) 16.30 33.39% 1,136.4 0.77% (0.08)% 0.77% (0.08)% 44%
(1.14) 12.82 13.49% 839.6 0.79% 0.08% 0.79% 0.08% 58%
(0.27) 12.47 13.70% 765.8 0.81% (0.02)% 0.81% (0.02)% 62%
(0.05) 11.23 25.59% 654.1 0.82% 0.05% 0.82% 0.05% 65%

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
To tal from
Investment
Operations
Net
Investment
Income
text Net Realized
Gain on
Investments
Large Cap Value Fund
Class A Shares
Year Ended 10/31/2021 $ 20.42 $ 0.30 $ 10.47 $ 10.77 $ (0.28) $ (1.18)
Year Ended 10/31/2020 22.51 0.37 (2.10) (1.73) (0.36) –
Year Ended 10/31/2019 22.71 0.36 0.88 1.24 (0.27) (1.17)
Year Ended 10/31/2018 22.67 0.30 0.91 1.21 (0.24) (0.93)
Year Ended 10/31/2017 19.42 0.29 3.85 4.14 (0.24) (0.65)
Class S Shares
Year Ended 10/31/2021 20.59 0.40 10.54 10.94 (0.35) (1.18)
Year Ended 10/31/2020 22.70 0.43 (2.10) (1.67) (0.44) –
Year Ended 10/31/2019 22.90 0.43 0.89 1.32 (0.35) (1.17)
Year Ended 10/31/2018 22.84 0.37 0.95 1.32 (0.33) (0.93)
Year Ended 10/31/2017 19.56 0.36 3.89 4.25 (0.32) (0.65)
Limited Maturity Bond Fund
Class A Shares
Year Ended 10/31/2021 12.67 0.17 (0.02) 0.15 (0.17) –
Year Ended 10/31/2020 12.53 0.25 0.14 0.39 (0.25) –
Year Ended 10/31/2019 12.30 0.30 0.24 0.54 (0.31) –
Year Ended 10/31/2018 12.49 0.27 (0.19) 0.08 (0.27) –
Year Ended 10/31/2017 12.48 0.21 0.01 0.22 (0.21) –
Class S Shares
Year Ended 10/31/2021 12.67 0.19 (0.02) 0.17 (0.19) –
Year Ended 10/31/2020 12.52 0.28 0.15 0.43 (0.28) –
Year Ended 10/31/2019 12.30 0.33 0.22 0.55 (0.33) –
Year Ended 10/31/2018 12.48 0.29 (0.17) 0.12 (0.30) –
Year Ended 10/31/2017 12.48 0.23 0.01 0.24 (0.24) –
Low Volatility Equity Fund
Class S Shares
Year Ended 10/31/2021 11.58 0.16 2.62 2.78 (0.20) –
Year Ended 10/31/2020 12.20 0.18 (0.57) (0.39) (0.14) (0.09)
Year Ended 10/31/2019 10.85 0.14 1.52 1.66 (0.13) (0.18)
Year Ended 10/31/2018 10.87 0.10 0.11 0.21 (0.13) (0.10)
Year Ended 10/31/2017
(c)
10.00 0.09 0.78 0.87 – –
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c) Since fund inception, February 28, 2017.
*
**
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
$ (1.46) $ 29.73 54.89% $ 296.5 0.86% 1.25% 0.86% 1.25% 23%
(0.36) 20.42 (7.90)% 193.5 0.91% 1.64% 0.91% 1.64% 34%
(1.44) 22.51 6.22% 225.1 0.90% 1.67% 0.90% 1.67% 19%
(1.17) 22.71 5.42% 227.1 0.89% 1.28% 0.89% 1.28% 18%
(0.89) 22.67 21.77% 228.0 0.91% 1.31% 0.91% 1.31% 17%
(1.53) 30.00 55.43% 1,520.4 0.54% 1.56% 0.54% 1.56% 23%
(0.44) 20.59 (7.61)% 869.6 0.54% 2.00% 0.54% 2.00% 34%
(1.52) 22.70 6.61% 927.3 0.54% 2.03% 0.54% 2.03% 19%
(1.26) 22.90 5.85% 836.5 0.53% 1.64% 0.53% 1.64% 18%
(0.97) 22.84 22.21% 757.3 0.53% 1.69% 0.53% 1.69% 17%
(0.17) 12.65 1.16% 365.9 0.56% 1.31% 0.56% 1.31% 169%
(0.25) 12.67 3.20% 342.2 0.60% 2.03% 0.60% 2.03% 153%
(0.31) 12.53 4.40% 292.0 0.61% 2.45% 0.61% 2.45% 109%
(0.27) 12.30 0.67% 298.0 0.61% 2.17% 0.61% 2.17% 82%
(0.21) 12.49 1.79% 336.0 0.61% 1.69% 0.61% 1.69% 79%
(0.19) 12.65 1.31% 1,346.8 0.41% 1.45% 0.41% 1.45% 169%
(0.28) 12.67 3.45% 1,025.0 0.43% 2.19% 0.43% 2.19% 153%
(0.33) 12.52 4.51% 729.2 0.43% 2.63% 0.43% 2.63% 109%
(0.30) 12.30 0.94% 627.7 0.42% 2.38% 0.42% 2.38% 82%
(0.24) 12.48 1.91% 550.1 0.42% 1.89% 0.42% 1.89% 79%
(0.20) 14.16 24.25% 29.5 0.95% 1.15% 1.43% 0.67% 75%
(0.23) 11.58 (3.33)% 28.5 0.98% 1.68% 1.44% 1.21% 72%
(0.31) 12.20 15.75% 19.3 1.20% 1.59% 1.96% 0.83% 58%
(0.23) 10.85 1.92% 10.7 1.20% 1.27% 2.64% (0.17)% 58%
– 10.87 8.70% 5.8 1.20% 1.31% 4.22% (1.71)% 77%

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
text Net Realized
Gain on
Investments
Mid Cap Growth Fund
Class S Shares
Year Ended 10/31/2021 $ 12.65 $ (0.07) $ 5.18 $ 5.11 $ – $ (0.42)
Year Ended 10/31/2020
(c)
10.00 (0.05) 2.70 2.65 – –
Mid Cap Stock Fund
Class A Shares
Year Ended 10/31/2021 24.40 (0.04) 12.71 12.67 (0.03) (0.99)
Year Ended 10/31/2020 23.68 0.01 1.42 1.43 (0.04) (0.67)
Year Ended 10/31/2019 24.87 0.06 1.36 1.42 (0.04) (2.57)
Year Ended 10/31/2018 26.05 0.05 1.00 1.05 – (2.23)
Year Ended 10/31/2017 21.63 (0.02) 5.45 5.43 (0.02) (0.99)
Class S Shares
Year Ended 10/31/2021
(d)
28.04 0.05 14.62 14.67 (0.09) (0.99)
Year Ended 10/31/2020 27.10 0.10 1.61 1.71 (0.10) (0.67)
Year Ended 10/31/2019 28.06 0.01 1.71 1.72 (0.11) (2.57)
Year Ended 10/31/2018 29.04 0.02 1.23 1.25 – (2.23)
Year Ended 10/31/2017 24.00 (0.03) 6.15 6.12 (0.10) (0.98)
Mid Cap Value Fund
Class S Shares
Year Ended 10/31/2021 10.20 0.07 5.97 6.04 (0.08) –
Year Ended 10/31/2020
(c)
10.00 0.05 0.15 0.20 – –
Moderate Allocation Fund
Class A Shares
Year Ended 10/31/2021 14.29 0.14 3.05 3.19 (0.15) (0.44)
Year Ended 10/31/2020 14.15 0.18 0.66 0.84 (0.18) (0.52)
Year Ended 10/31/2019 13.37 0.21 1.12 1.33 (0.24) (0.31)
Year Ended 10/31/2018 13.89 0.20 (0.12) 0.08 (0.22) (0.38)
Year Ended 10/31/2017 12.52 0.17 1.45 1.62 (0.17) (0.08)
Class S Shares
Year Ended 10/31/2021 14.33 0.18 3.05 3.23 (0.18) (0.44)
Year Ended 10/31/2020 14.19 0.21 0.67 0.88 (0.22) (0.52)
Year Ended 10/31/2019 13.41 0.25 1.11 1.36 (0.27) (0.31)
Year Ended 10/31/2018 13.93 0.24 (0.13) 0.11 (0.25) (0.38)
Year Ended 10/31/2017 12.55 0.20 1.46 1.66 (0.20) (0.08)
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c)
(d)
Since fund inception, February 28, 2020.
Per share amounts have been calculated using the average shares method.
*
**
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
$ (0.42) $ 17.34 41.11% $ 19.3 0.92% (0.58)% 2.33% (1.99)% 61%
– 12.65 26.50% 6.0 1.00% (0.62)% 3.60% (3.23)% 57%
(1.02) 36.05 53.09% 1,651.7 0.98% (0.11)% 0.98% (0.11)% 48%
(0.71) 24.40 6.08% 1,146.3 1.04% 0.10% 1.04% 0.10% 40%
(2.61) 23.68 6.89% 1,174.7 1.04% 0.22% 1.04% 0.22% 28%
(2.23) 24.87 4.07% 1,171.8 1.04% 0.17% 1.04% 0.17% 34%
(1.01) 26.05 25.63% 1,188.0 1.06% (0.07)% 1.06% (0.07)% 29%
(1.08) 41.63 53.40% 2,148.8 0.74% 0.14% 0.74% 0.14% 48%
(0.77) 28.04 6.37% 1,100.6 0.76% 0.37% 0.76% 0.37% 40%
(2.68) 27.10 7.25% 1,081.0 0.77% 0.50% 0.77% 0.50% 28%
(2.23) 28.06 4.36% 744.0 0.74% 0.61% 0.74% 0.61% 34%
(1.08) 29.04 26.04% 516.3 0.72% 0.26% 0.72% 0.26% 29%
(0.08) 16.16 59.38% 12.0 0.92% 0.53% 2.73% (1.28)% 36%
– 10.20 2.00% 5.0 1.00% 0.75% 3.80% (2.04)% 58%
(0.59) 16.89 22.78% 2,246.9 0.78% 0.88% 0.97% 0.68% 120%
(0.70) 14.29 6.16% 1,888.6 0.81% 1.32% 0.99% 1.14% 117%
(0.55) 14.15 10.34% 1,884.8 0.80% 1.59% 1.00% 1.39% 145%
(0.60) 13.37 0.50% 1,778.0 0.79% 1.46% 1.00% 1.25% 133%
(0.25) 13.89 13.08% 1,839.5 0.80% 1.31% 1.02% 1.09% 158%
(0.62) 16.94 23.07% 1,456.3 0.54% 1.08% 0.74% 0.89% 120%
(0.74) 14.33 6.40% 973.0 0.58% 1.48% 0.76% 1.30% 117%
(0.58) 14.19 10.57% 712.2 0.57% 1.78% 0.77% 1.59% 145%
(0.63) 13.41 0.77% 535.5 0.53% 1.69% 0.74% 1.47% 133%
(0.28) 13.93 13.44% 369.4 0.53% 1.51% 0.75% 1.30% 158%

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
text Net Realized
Gain on
Investments
Moderately Aggressive Allocation Fund
Class A Shares
Year Ended 10/31/2021 $ 15.16 $ 0.10 $ 4.20 $ 4.30 $ (0.12) $ (0.56)
Year Ended 10/31/2020 15.24 0.15 0.70 0.85 (0.17) (0.76)
Year Ended 10/31/2019 14.62 0.17 1.23 1.40 (0.19) (0.59)
Year Ended 10/31/2018 15.19 0.15 0.06 0.21 (0.16) (0.62)
Year Ended 10/31/2017 13.11 0.13 2.22 2.35 (0.13) (0.14)
Class S Shares
Year Ended 10/31/2021 15.31 0.13 4.24 4.37 (0.15) (0.56)
Year Ended 10/31/2020 15.38 0.17 0.72 0.89 (0.20) (0.76)
Year Ended 10/31/2019 14.75 0.20 1.25 1.45 (0.23) (0.59)
Year Ended 10/31/2018 15.32 0.18 0.07 0.25 (0.20) (0.62)
Year Ended 10/31/2017 13.23 0.15 2.25 2.40 (0.17) (0.14)
Moderately Conservative Allocation Fund
Class A Shares
Year Ended 10/31/2021 12.76 0.16 1.48 1.64 (0.16) (0.32)
Year Ended 10/31/2020 12.70 0.20 0.47 0.67 (0.20) (0.41)
Year Ended 10/31/2019 11.98 0.24 0.93 1.17 (0.26) (0.19)
Year Ended 10/31/2018 12.48 0.24 (0.29) (0.05) (0.24) (0.21)
Year Ended 10/31/2017 11.78 0.21 0.80 1.01 (0.21) (0.10)
Class S Shares
Year Ended 10/31/2021 12.80 0.19 1.49 1.68 (0.19) (0.32)
Year Ended 10/31/2020 12.74 0.23 0.47 0.70 (0.23) (0.41)
Year Ended 10/31/2019 12.02 0.27 0.93 1.20 (0.29) (0.19)
Year Ended 10/31/2018 12.52 0.27 (0.29) (0.02) (0.27) (0.21)
Year Ended 10/31/2017 11.82 0.23 0.81 1.04 (0.24) (0.10)
Money Market Fund
Class A Shares
Year Ended 10/31/2021 1.00 0.00 – 0.00 – –
Year Ended 10/31/2020 1.00 0.01 – 0.01 (0.01) –
Year Ended 10/31/2019 1.00 0.02 – 0.02 (0.02) –
Year Ended 10/31/2018 1.00 0.01 – 0.01 (0.01) –
Year Ended 10/31/2017 1.00 – – – – –
Class S Shares
Year Ended 10/31/2021 1.00 0.00 – 0.00 – –
Year Ended 10/31/2020 1.00 0.01 – 0.01 (0.01) –
Year Ended 10/31/2019 1.00 0.02 – 0.02 (0.02) –
Year Ended 10/31/2018 1.00 0.01 – 0.01 (0.01) –
Year Ended 10/31/2017 1.00 – – – – –
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
*
**
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
$ (0.68) $ 18.78 29.10% $ 2,740.2 0.79% 0.56% 1.03% 0.32% 76%
(0.93) 15.16 5.77% 2,234.1 0.83% 1.03% 1.05% 0.81% 81%
(0.78) 15.24 10.36% 2,251.4 0.83% 1.21% 1.06% 0.98% 98%
(0.78) 14.62 1.37% 2,123.3 0.80% 0.99% 1.06% 0.73% 86%
(0.27) 15.19 18.21% 2,086.9 0.81% 0.91% 1.08% 0.64% 103%
(0.71) 18.97 29.32% 1,399.0 0.59% 0.72% 0.83% 0.48% 76%
(0.96) 15.31 6.00% 924.3 0.63% 1.18% 0.85% 0.96% 81%
(0.82) 15.38 10.62% 782.5 0.62% 1.36% 0.86% 1.12% 98%
(0.82) 14.75 1.61% 580.8 0.57% 1.17% 0.83% 0.91% 86%
(0.31) 15.32 18.48% 389.9 0.55% 1.07% 0.83% 0.79% 103%
(0.48) 13.92 13.09% 797.2 0.81% 1.16% 0.96% 1.01% 159%
(0.61) 12.76 5.45% 725.8 0.83% 1.60% 0.97% 1.46% 146%
(0.45) 12.70 10.09% 701.9 0.82% 1.98% 0.98% 1.83% 182%
(0.45) 11.98 (0.45)% 672.7 0.82% 1.93% 0.98% 1.77% 175%
(0.31) 12.48 8.70% 719.7 0.83% 1.70% 0.99% 1.54% 208%
(0.51) 13.97 13.40% 525.5 0.58% 1.37% 0.72% 1.22% 159%
(0.64) 12.80 5.69% 350.0 0.59% 1.81% 0.73% 1.66% 146%
(0.48) 12.74 10.33% 267.1 0.58% 2.18% 0.73% 2.03% 182%
(0.48) 12.02 (0.18)% 195.9 0.55% 2.18% 0.71% 2.02% 175%
(0.34) 12.52 8.97% 141.9 0.56% 1.93% 0.72% 1.77% 208%
– 1.00 0.00% 349.4 0.11% (0.01)% 0.59% (0.49)% N/A
(0.01) 1.00 0.52% 399.4 0.37% 0.49% 0.61% 0.25% N/A
(0.02) 1.00 1.87% 359.4 0.50% 1.85% 0.64% 1.71% N/A
(0.01) 1.00 1.13% 322.9 0.61% 1.12% 0.69% 1.04% N/A
– 1.00 0.03% 325.1 0.80% 0.03% 0.80% 0.03% N/A
– 1.00 0.00% 276.0 0.11% 0.00% 0.50% (0.40)% N/A
(0.01) 1.00 0.56% 355.5 0.33% 0.52% 0.49% 0.35% N/A
(0.02) 1.00 1.97% 298.1 0.40% 1.94% 0.50% 1.84% N/A
(0.01) 1.00 1.29% 171.9 0.44% 1.36% 0.53% 1.28% N/A
– 1.00 0.31% 78.1 0.53% 0.32% 0.53% 0.32% N/A

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
text Net Realized
Gain on
Investments
Municipal Bond Fund
Class A Shares
Year Ended 10/31/2021 $ 11.42 $ 0.29 $ 0.11 $ 0.40 $ (0.31) $ –
Year Ended 10/31/2020 11.47 0.30 (0.02) 0.28 (0.33) –
Year Ended 10/31/2019 10.89 0.33 0.61 0.94 (0.36) –
Year Ended 10/31/2018 11.39 0.38 (0.50) (0.12) (0.38) –
Year Ended 10/31/2017 11.65 0.39 (0.26) 0.13 (0.39) –
Class S Shares
Year Ended 10/31/2021 11.42 0.34 0.08 0.42 (0.33) –
Year Ended 10/31/2020 11.47 0.34 (0.04) 0.30 (0.35) –
Year Ended 10/31/2019 10.89 0.37 0.59 0.96 (0.38) –
Year Ended 10/31/2018 11.39 0.41 (0.50) (0.09) (0.41) –
Year Ended 10/31/2017 11.65 0.41 (0.26) 0.15 (0.41) –
Opportunity Income Plus Fund
Class A Shares
Year Ended 10/31/2021 9.97 0.27 0.16 0.43 (0.27) –
Year Ended 10/31/2020 10.11 0.32 (0.14) 0.18 (0.32) –
Year Ended 10/31/2019 9.96 0.39 0.15 0.54 (0.39) –
Year Ended 10/31/2018 10.31 0.37 (0.34) 0.03 (0.38) –
Year Ended 10/31/2017 10.23 0.34 0.08 0.42 (0.34) –
Class S Shares
Year Ended 10/31/2021 9.97 0.30 0.16 0.46 (0.30) –
Year Ended 10/31/2020 10.11 0.34 (0.14) 0.20 (0.34) –
Year Ended 10/31/2019 9.96 0.42 0.15 0.57 (0.42) –
Year Ended 10/31/2018 10.31 0.40 (0.34) 0.06 (0.41) –
Year Ended 10/31/2017 10.23 0.36 0.08 0.44 (0.36) –
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
*
**
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
$ (0.31) $ 11.51 3.52% $ 1,186.3 0.74% 2.49% 0.74% 2.49% 16%
(0.33) 11.42 2.48% 1,215.5 0.74% 2.68% 0.74% 2.68% 29%
(0.36) 11.47 8.76% 1,253.7 0.75% 2.99% 0.75% 2.99% 31%
(0.38) 10.89 (1.08)% 1,238.9 0.74% 3.42% 0.74% 3.42% 35%
(0.39) 11.39 1.15% 1,382.3 0.74% 3.41% 0.74% 3.41% 18%
(0.33) 11.51 3.73% 440.0 0.54% 2.72% 0.54% 2.72% 16%
(0.35) 11.42 2.68% 335.4 0.54% 2.86% 0.54% 2.86% 29%
(0.38) 11.47 8.98% 285.4 0.54% 3.14% 0.54% 3.14% 31%
(0.41) 10.89 (0.85)% 232.2 0.51% 3.66% 0.51% 3.66% 35%
(0.41) 11.39 1.39% 213.9 0.50% 3.64% 0.50% 3.64% 18%
(0.27) 10.13 4.38% 233.3 0.86% 2.69% 0.86% 2.69% 228%
(0.32) 9.97 1.83% 238.6 0.88% 3.19% 0.88% 3.19% 186%
(0.39) 10.11 5.57% 246.7 0.89% 3.90% 0.89% 3.90% 186%
(0.38) 9.96 0.31% 244.6 0.89% 3.67% 0.89% 3.67% 190%
(0.34) 10.31 4.16% 264.8 0.90% 3.29% 0.91% 3.28% 186%
(0.30) 10.13 4.65% 615.3 0.60% 2.96% 0.60% 2.96% 228%
(0.34) 9.97 2.10% 534.7 0.61% 3.46% 0.61% 3.46% 186%
(0.42) 10.11 5.85% 408.8 0.62% 4.16% 0.62% 4.16% 186%
(0.41) 9.96 0.55% 312.6 0.65% 3.94% 0.65% 3.94% 190%
(0.36) 10.31 4.40% 260.2 0.66% 3.53% 0.66% 3.53% 186%

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
text Net Realized
Gain on
Investments
Small Cap Growth Fund
Class S Shares
Year Ended 10/31/2021 $ 14.80 $ (0.07) $ 6.14 $ 6.07 $ – $ (0.39)
Year Ended 10/31/2020 10.87 (0.04) 4.03 3.99 – (0.06)
Year Ended 10/31/2019 10.57 (0.05) 0.55 0.50 – (0.20)
Year Ended 10/31/2018
(c)
10.00 (0.06) 0.63 0.57 – –
Small Cap Stock Fund
Class A Shares
Year Ended 10/31/2021 18.04 (0.01) 10.26 10.25 (0.13) (0.29)
Year Ended 10/31/2020 19.58 0.05 0.45 0.50 (0.06) (1.98)
Year Ended 10/31/2019 21.82 0.04 0.78 0.82 – (3.06)
Year Ended 10/31/2018 22.60 – 0.96 0.96 – (1.74)
Year Ended 10/31/2017 17.53 (0.02) 5.98 5.96 (0.03) (0.86)
Class S Shares
Year Ended 10/31/2021
(d)
23.03 0.08 13.11 13.19 (0.18) (0.29)
Year Ended 10/31/2020
(d)
24.44 0.13 0.55 0.68 (0.11) (1.98)
Year Ended 10/31/2019
(d)
26.35 0.10 1.05 1.15 – (3.06)
Year Ended 10/31/2018
(d)
26.87 0.07 1.15 1.22 – (1.74)
Year Ended 10/31/2017 20.68 (0.01) 7.16 7.15 (0.10) (0.86)
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c)
(d)
Since fund inception, February 28, 2018.
Per share amounts have been calculated using the average shares outstanding method.
*
**
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
$ (0.39) $ 20.48 41.54% $ 181.4 0.95% (0.55)% 1.21% (0.81)% 42%
(0.06) 14.80 36.84% 18.6 1.03% (0.58)% 2.47% (2.02)% 49%
(0.20) 10.87 5.03% 8.4 1.22% (0.60)% 3.76% (3.14)% 48%
– 10.57 5.70% 5.2 1.24% (0.77)% 3.91% (3.43)% 32%
(0.42) 27.87 57.37% 591.9 1.07% (0.01)% 1.07% (0.01)% 46%
(2.04) 18.04 2.27% 393.4 1.14% 0.27% 1.14% 0.27% 67%
(3.06) 19.58 5.53% 415.5 1.14% 0.13% 1.14% 0.13% 57%
(1.74) 21.82 4.48% 421.8 1.13% (0.02)% 1.13% (0.02)% 63%
(0.89) 22.60 34.84% 424.0 1.16% (0.07)% 1.16% (0.07)% 47%
(0.47) 35.75 57.77% 877.9 0.80% 0.23% 0.80% 0.23% 46%
(2.09) 23.03 2.57% 271.5 0.83% 0.58% 0.83% 0.58% 67%
(3.06) 24.44 5.87% 259.8 0.83% 0.43% 0.83% 0.43% 57%
(1.74) 26.35 4.75% 243.0 0.85% 0.25% 0.85% 0.25% 63%
(0.96) 26.87 35.34% 171.0 0.80% 0.30% 0.80% 0.30% 47%

Additional Information
(unaudited)
Shareholder Notification of Federal Tax Information
The following information is provided solely to satisfy the
requirements set forth by the Internal Revenue Code. Shareholders will be provided information regarding their distributions in January
2022.
The Funds designate the following percentages of dividends
declared from net investment income as dividends qualifying for the
70% dividends received deduction for corporations or as qualified dividend income for individuals under the Jobs and Growth Tax
Relief Reconciliation Act of 2003 for the tax period ending October
31, 2021 :
The Municipal Bond Fund and High Income Municipal Bond Fund
designate 99.03% and 94.52% of the dividends declared from net investment income, respectively, as exempt from federal income tax for the tax period ended October 31, 2021 .
Pursuant to IRC 852(b)(3) of the Internal Revenue Code, the
Funds hereby designate the following amounts as long-term capital gains distributed during the year ended October 31, 2021 , or if subsequently determined to be different, the net capital gain of such year:
These amounts may include earnings and profits distributed to shareholders on the redemption of shares as part of the dividend paid deduction.
Proxy Voting
The policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities are attached to the
Trust’s Statement of Additional Information. You may request a free copy of the Statement of Additional Information by calling 800-847-
4836, or visit ThriventFunds.com to access it online. In addition, you may review a report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 by clicking on the tab for each Fund and navigating to "Related
Documents" under Fund Details - Holdings at ThriventFunds.com or
SEC.gov where it is filed on Form N-PX.
Quarterly Schedule of Portfolio Holdings
Through April 2019, the Trust filed its Schedule of Investments on Form N-Q with the SEC for the first and third quarters of each fiscal year. Beginning in April 2019, the Trust will no longer file Form
N-Q and will begin filing Form N-PORT with the SEC. Part F of each
Fund’s N-PORT filing for the first and third fiscal quarters will include the complete schedule of investments, which were previously filed on Form N-Q. Thrivent Money Market Fund is not included as part of Form N-PORT. The Trust’s most recent Schedule of Investments can be found at ThriventFunds.com or SEC.gov. You also may review and copy the Forms N-PORT-EX and N-Q for the Trust at the SEC’s
Public Reference Room in Washington, DC. You may get information about the operation of the Public Reference Room by calling 800-
SEC-0330.
Fund
Dividends
Received
Deduction for
Corporations
Qualified
Dividend
Income for
Individuals
Aggressive Allocation 29% 38%
Balanced Income Plus 15% 23%
Global Stock 59% 80%
High Yield 1% 1%
International Allocation 0% 98%
Large Cap Growth 84% 86%
Large Cap Value 89% 91%
Low Volatility Equity 68% 100%
Mid Cap Growth 5% 5%
Mid Cap Stock 47% 49%
Mid Cap Value 39% 40%
Moderate Allocation 18% 24%
Moderately Aggressive Allocation 29% 46%
Moderately Conservative Allocation 13% 18%
Opportunity Income Plus 2% 2%
Small Cap Growth 49% 56%
Small Cap Stock 54% 55%
Fund
Distributions of Long-Term
Capital Gains
Aggressive Allocation $48,023,992
Balanced Income Plus 396,567
Global Stock 48,185,445
Government Bond 796,151
Income 13,468,268
Large Cap Growth 118,776,046
Large Cap Value 62,570,929
Mid Cap Stock 102,964,768
Mid Cap Value 100,454
Moderate Allocation 71,574,371
Moderately Aggressive Allocation 107,570,370
Moderately Conservative Allocation 18,934,058
Small Cap Growth 662,969
Fund
Distributions of Long-Term
Capital Gains
Small Cap Stock 14,369,291

Board of Trustees and Officers
The following table provides information about the Trustees and Officers of the Trust. The Board is responsible for the management and supervision of the Funds’ business affairs and for exercising all powers except those reserved to the shareholders. Each Trustee oversees each of 25 series of the Trust and also serves as:
Director of Thrivent Series Fund, Inc., a registered investment company consisting of 32 funds that serve as underlying funds for variable contracts issued by Thrivent Financial and separate accounts of insurance companies not affiliated with Thrivent Financial.
Trustee of Thrivent Cash Management Trust, a registered investment company consisting of one fund that serves as a cash collateral fund for a securities lending program sponsored by Thrivent Financial.
Trustee of Thrivent Core Funds, a registered investment company consisting of five funds that are established solely for investment by Thrivent entities.
David Royal and Michael Kremenak also serve as Trustees of Thrivent Church Loan and Income Fund, a closed-end registered investment company for which the Adviser serves as investment adviser. None of the other Trustees serves on the board of the Thrivent Church Loan and
Income Fund.
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, by calling 800-847-
4836.
Interested Trustees
(1) (2) (3) (4)
Name
(Year of Birth)
Year Elected
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies
During the Past Five Years
David S. Royal
(1971)
2015
Executive Vice President, Chief Investment Officer, Thrivent Financial since 2017; President, Mutual Funds,
Thrivent Financial since 2015; Vice President, Thrivent Financial from 2015 to 2017. Currently, Director of
Thrivent Trust Company, Advisory Board Member of Twin Bridge Capital Partners; Member of Supervisory
Committee of Thrivent Federal Credit Union, and Director of YMCA of the North; Director of Children's
Cancer Research Fund until 2019; Director of Fairview Hospital Foundation until 2017.
Michael W. Kremenak
(1978)
2021
Senior Vice President and Head of Mutual Funds, Thrivent Financial since 2020; Vice President, Thrivent
Financial from 2015 to 2020. Director of People Serving People from 2014 to 2020.
Independent Trustees
(2) (3) (4) (5)
Name
(Year of Birth)
Year Elected
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies
During the Past Five Years
Janice B. Case
(1952)
2011
Retired. Independent Trustee of North American Electric Reliability Corporation from 2008 to 2020.
Robert J. Chersi
(1961)
2017
Founder of Chersi Services LLC (consulting firm) since 2014. Director and member of the Audit and Risk
Oversight Committees of E*TRADE Financial Corporation and Director of E*TRADE Bank from 2019 to
2020; Lead Independent Director since 2019 and Director and Audit Committee Chair at BrightSphere
Investment Group plc since 2016.
Marc S. Joseph
(1960)
2011
Managing Director of Granite Ridge LLP (consulting and advisory firm) since 2009; Managing Director of Triangle Crest (private investing and consulting firm) since 2004.
Paul R. Laubscher
(1956)
2009
Portfolio Manager for U.S. private real estate and private equity portfolios of IBM Retirement Funds.
James A. Nussle
(1960)
2011
President and Chief Executive Officer of Credit Union National Association since September 2014; Director of Portfolio Recovery Associates (PRAA) since 2010; CEO of The Nussle Group LLC (consulting firm) since
2009.
Verne O. Sedlacek
(1954)
2017
Chief Executive Officer of E&F Advisors LLC (consulting) since 2015. Chairman of the Board of Directors of
AGB Institutional Strategies from 2016 to 2019.
Constance L. Souders
(1950)
2007
Retired.

Board of Trustees and Officers
Executive Officers
(2) (4)
Name (Year of Birth)
Position Held With Trust Principal Occupation(s) During the Past Five Years
David S. Royal (1971)
Trustee, President and Chief Investment Officer
Executive Vice President, Chief Investment Officer, Thrivent Financial since 2017;
President, Mutual Funds, Thrivent Financial since 2015; Vice President, Thrivent
Financial from 2015 to 2017.
Michael W. Kremenak (1978)
Trustee and Senior Vice President
Senior Vice President and Head of Mutual Funds, Thrivent Financial since 2020;
Vice President, Thrivent Financial from 2015 to 2020.
Gerard V. Vaillancourt (1967)
Treasurer and Principal Accounting Officer
Vice President and Mutual Funds Chief Financial Officer, Thrivent Financial since
2017; Vice President, Mutual Fund Accounting, Thrivent Financial from 2006 to
2017.
Edward S. Dryden (1965)
Chief Compliance Officer
Vice President, Chief Compliance Officer - Thrivent Funds, Thrivent Financial since
2018; Director, Chief Compliance Officer - Thrivent Funds, Thrivent Financial from
2010 to 2018.
John D. Jackson (1977)
Secretary and Chief Legal Officer
Senior Counsel, Thrivent Financial since 2017; Associate General Counsel, RBC
Global Asset Management (US) Inc. from 2011 to 2017.
Kathleen M. Koelling (1977)
Privacy Officer
(6)
Vice President, Deputy General Counsel, Thrivent Financial since 2018; Privacy
Officer, Thrivent Financial since 2011; Anti-Money Laundering Officer, Thrivent
Financial from 2011 to 2019; Vice President, Managing Counsel, Thrivent Financial
from 2016 to 2018; Senior Counsel, Thrivent Financial from 2002 to 2016.
Sharon K. Minta (1973)
Anti-Money Laundering Officer
(6)
Director, Compliance and Anti-Money Laundering Officer of the Financial Crimes
Unit, Thrivent Financial since 2019; Compliance Manager of the Financial Crimes
Unit, Thrivent Financial from 2014 to 2019.
Troy A. Beaver (1967)
Vice President
Vice President, Mutual Funds Marketing & Distribution, Thrivent Financial since
2015.
Monica L. Kleve (1969)
Vice President
Vice President, Investment Operations, Thrivent Financial since 2019; Director,
Investments Systems and Solutions, Thrivent Financial from 2002 to 2019.
Kathryn A. Stelter (1962)
Vice President
Vice President, Operations Development, Thrivent Financial since 2021; Vice
President, Mutual Funds Chief Operations Officer, Thrivent Financial since 2017;
Director, Mutual Fund Operations, Thrivent Financial from 2014 to 2017.
Jill M. Forte (1974)
Assistant Secretary
Senior Counsel, Thrivent Financial since 2017; Counsel, Thrivent Financial from
2015 to 2017.
Sarah L. Bergstrom (1977)
Assistant Treasurer
Head of Mutual Fund Accounting, Thrivent Financial since 2017; Director, Fund
Accounting Administration, Thrivent Financial from 2007 to 2017.
(1)
“Interested person” of the Trust as defined in the 1940 Act by virtue of a position with Thrivent Financial. Mr. Royal and Mr.
Kremenak are considered interested persons because of their principal occupations with Thrivent Financial.
(2)
Each Trustee generally serves an indefinite term until her or his successor is duly elected and qualified. Officers serve at the discretion of the Board until their successors are duly appointed and qualified.
(3)
Each Trustee, other than Mr. Royal and Mr. Kremenak , oversees 63 portfolios. Mr.  Royal and Mr. Kremenak oversee 64 portfolios.
(4)
The address for each Trustee and Officer unless otherwise noted is 901 Marquette Avenue, Suite 2500, Minneapolis, MN
55402-3211.
(5)
The Trustees, other than Mr. Royal and Mr. Kremenak , are not “interested persons” of the Trust and are referred to as
“Independent Trustees.”
(6)
The address for this Officer is 4321 North Ballard Road, Appleton, WI 54913.

PRSRT STD
US POSTAGE
PAID
Thrivent
Financial
4321 N. Ballard Rd.
Appleton, WI 54919-0001
23459AR R12-21
The distributor for Thrivent Mutual Funds is Thrivent Distributors, LLC, a registered broker-dealer, member of FINRA / SIPC and subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.
A better way to deliver documents
In response to concerns regarding multiple mailings, we send one copy of a shareholder report and one copy of a prospectus for Thrivent Mutual Funds to each household. This consolidated mailing process is known as householding. It helps save money by reduce printing and postage costs.
If you purchased shares through Thrivent:
If you wish to revoke householding in the future, you may write to us at 4321 North Ballard Road,
Appleton, WI, 54919-0001, or call us at 800-847-4836. We will begin to send separate regulatory mailings within 30 days of when we receive your request. If you wish to receive an additional copy of this shareholder report or a prospectus for Thrivent Mutual Funds, call us at 800-847-4836. These documents are also available by visiting thriventfunds.com.
If you purchased shares from a firm other than Thrivent:
If you wish to revoke householding in the future, or to receive an additional copy of this shareholder report or a prospectus for Thrivent Mutual Funds, contact your financial professional. These documents are also available by visiting thriventfunds.com.